UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09729

iShares Trust

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company

100 Summer Street, 4th Floor, Boston, MA 02110

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: March 31, 2019

Date of reporting period: September 30, 2018

Item 1. Reports to Stockholders.

Copies of the semi-annual reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 are attached.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares iBonds Sep 2019 Term Muni Bond ETF | IBMH | NYSE Arca

▶	iShares iBonds Sep 2020 Term Muni Bond ETF | IBMI | NYSE Arca

THIS PAGE INTENTIONALLY LEFT BLANK.

Fund Summary as of September 30, 2018	iShares® iBonds Sep 2019 Term Muni Bond ETF

Investment Objective

The iShares iBonds Sep 2019 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2019, as represented by the S&P AMT-Free Municipal Series 2019 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.53%	0.19%	1.29%	0.19%	6.17%
Fund Market	0.57	0.15	1.31	0.15	6.25
Index	0.63	0.45	1.36	0.45	6.49

The inception date of the Fund was 2/4/14. The first day of secondary market trading was 2/6/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$ 1,000.00	$1,005.30	$0.90		$1,000.00	$1,024.20	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	33.0%
AA+	22.7
AA	18.2
AA-	9.3
A+	5.2
A	1.0
A-	0.9
BBB+	1.1
BBB-	0.4
Not Rated	7.0
Short-Term and Other Assets	1.2

TEN LARGEST STATES

State	Percent of Total Net Assets
California	12.2%
Washington	8.6
Texas	8.0
New York	7.8
Florida	6.0
Maryland	5.4
Arizona	5.1
Massachusetts	3.8
Pennsylvania	3.1
Virginia	2.7

*

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® iBonds Sep 2020 Term Muni Bond ETF

Investment Objective

The iShares iBonds Sep 2020 Term Muni Bond ETF (the “Fund”) seeks to track the investment results of an index composed of investment-grade U.S. municipal bonds maturing after May 31 and before September 2, 2020, as represented by the S&P AMT-Free Municipal Series 2020 IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	0.37%	(0.48)%	1.39%	(0.48)%	5.86%
Fund Market	0.29	(0.52)	1.39	(0.52)	5.89
Index	0.50	(0.18)	1.44	(0.18)	6.07

The inception date of the Fund was 8/12/14. The first day of secondary market trading was 8/14/14.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,003.70	$0.90		$1,000.00	$1,024.20	$0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY CREDIT QUALITY

S&P Credit Rating*	Percent of Net Assets
AAA	33.7%
AA+	19.0
AA	19.7
AA-	11.5
A+	4.1
A	0.9
A-	0.7
BBB+	1.4
BBB-	0.4
Not Rated	7.4
Short-Term and Other Assets	1.2

TEN LARGEST STATES

State	Percent of Total Net Assets
California	11.1%
Texas	8.3
New York	7.7
Florida	6.8
Washington	6.3
Massachusetts	5.9
Arizona	5.5
Maryland	5.1
Virginia	3.3
Ohio	2.9

*

Credit quality ratings shown reflect the ratings assigned by Standard & Poor’s Ratings Service (“S&P”), a widely used independent, nationally recognized statistical rating organization. S&P credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of BBB or higher. Below investment grade ratings are credit ratings of BB or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 0.9%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/19	$365	$368,409
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/19	545	559,421
Series A, 5.00%, 09/01/19	520	534,482
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/19	195	200,431
City of Huntsville AL GO, Series A, 5.00%, 09/01/19	185	190,152
State of Alabama GO
Series A, 4.00%, 06/01/19	175	177,420
Series A, 5.00%, 08/01/19	125	128,165
Series C, 5.00%, 06/01/19	105	107,142
Series D, 4.25%, 06/01/19 (ETM)	75	76,141
University of Alabama (The) RB, Series A, 5.00%, 07/01/19	45	46,025

		2,387,788
Alaska — 0.2%
Alaska Municipal Bond Bank Authority RB, Series 3, 4.00%, 09/01/19 (MO)	100	101,737
Borough of North Slope AK GO
Series A, 4.00%, 06/30/19	115	116,792
Series A, 5.00%, 06/30/19	10	10,227
Municipality of Anchorage AK GO, Series B, 5.00%, 09/01/19 (NPFGC)	20	20,551
State of Alaska GO
Series A, 4.00%, 08/01/19	250	254,175
Series B, 5.00%, 08/01/19	20	20,498

		523,980
Arizona — 5.1%
Arizona Board of Regents COP
Series A, 5.00%, 06/01/19	110	112,126
Series B, 5.00%, 06/01/19	150	152,900
Series C, 5.00%, 06/01/19	105	107,030
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/19	340	347,619
Arizona School Facilities Board COP
Series A, 5.00%, 09/01/19	450	462,280
Series A-3, 5.00%, 09/01/19 (AGM)	150	154,093
Arizona State University RB, Series A, 5.00%, 07/01/19	50	51,140
Arizona Transportation Board RB 4.25%, 07/01/19	75	76,266
5.00%, 07/01/19	980	1,001,962
Series A, 5.00%, 07/01/19	690	705,463
City of Chandler AZ RB, 5.00%, 07/01/19	600	613,626
City of Flagstaff AZ GOL, Series B, 4.00%, 07/01/19	55	55,839
City of Phoenix AZ GO, 3.00%, 07/01/19	175	176,393
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/19	50	50,402
4.00%, 07/01/19	130	132,003
5.00%, 07/01/19	1,060	1,084,158
Series A, 4.00%, 07/01/19	495	502,628
Series A, 5.00%, 07/01/19	1,255	1,283,601
Series B, 3.50%, 07/01/19	75	75,879
Series B, 5.00%, 07/01/19	285	291,495
City of Scottsdale AZ GOL, 3.00%, 07/01/19	100	100,773
City of Tempe AZ GOL, Series B, 4.00%, 07/01/19	135	137,070
City of Tempe AZ RB, 5.00%, 07/01/19	1,000	1,022,640
City of Tucson AZ Water System Revenue RB, 5.00%, 07/01/19	40	40,918

Security	Par (000)	Value

Arizona (continued)
County of Pima AZ RB, 4.00%, 07/01/19	$25	$25,383
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/19 (AGM)	340	347,698
Series 2016, 5.00%, 07/01/19	400	409,084
Series B, 5.00%, 07/01/19	290	296,586
Maricopa County Community College District GO
Series C, 5.00%, 07/01/19	260	265,925
Series D, 4.00%, 07/01/19	625	634,631
Maricopa County High School District No. 210-Phoenix GO 5.25%, 07/01/19 (AGM)	130	133,262
Series E, 5.00%, 07/01/19	480	491,155
Maricopa County High School District No. 210-Phoenix GOL, 3.00%, 07/01/19	75	75,636
Maricopa County Unified School District No. 4 Mesa GOL, 4.00%, 07/01/19	115	116,824
Maricopa County Unified School District No. 48 Scottsdale GO,
Series A, 5.00%, 07/01/19	625	639,575
Maricopa County Unified School District No. 69 Paradise Valley
GO, Series D, 3.50%, 07/01/19	70	70,852
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/19	105	106,673
Pima County Regional Transportation Authority RB 5.00%, 06/01/19	100	102,020
5.00%, 06/01/19 (ETM)	150	153,020
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/19	285	291,472
Scottsdale Preserve Authority RB, 5.00%, 07/01/19	305	311,905
State of Arizona COP, 4.00%, 09/01/19	100	101,847
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/19 (AGM)	55	56,245
University of Arizona RB 5.00%, 08/01/19	115	117,892
Series B, 5.00%, 06/01/19	265	270,387

		13,756,376
California — 12.2%
91 Express Lanes Toll Road RB, 5.00%, 08/15/19	270	277,414
Anaheim Public Financing Authority RB, 0.00%, 09/01/19 (AGM)(a)	50	49,081
Benicia Unified School District GO, 4.00%, 08/01/19	65	66,259
Berkeley Unified School District/CA GO, 5.00%, 08/01/19	90	92,475
California Educational Facilities Authority RB, 5.25%, 09/01/19 (AMBAC)	25	25,813
California State Public Works Board RB
Series A, 5.00%, 06/01/19	25	25,559
Series A, 5.00%, 09/01/19	445	458,541
Series D, 5.00%, 09/01/19	125	128,804
Series F, 4.00%, 09/01/19	25	25,535
Series F, 5.00%, 09/01/19	185	190,630
Series G, 5.00%, 09/01/19	255	262,760
Chaffey Community College District GO, Series A, 5.00%, 06/01/19	195	199,331
City & County of San Francisco CA GO 4.00%, 06/15/19	150	152,482
Series A, 5.00%, 06/15/19	115	117,702
City of Los Angeles CA GO
Series A, 4.00%, 09/01/19 (ETM)	90	91,851
Series A, 5.00%, 09/01/19	360	370,555
Series B, 5.00%, 09/01/19	240	247,037
City of Los Angeles CA Wastewater System Revenue RB
Series A, 5.00%, 06/01/19	680	695,103
Series A, 5.25%, 06/01/19	170	174,054

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/19	$50	$51,192
City of Santa Rosa CA Wastewater Revenue RB, Series B, 0.00%, 09/01/19 (AMBAC)(a)	60	58,934
Clovis Unified School District GO, Series A, 0.00%, 08/01/19, (ETM) (NPFGC)(a)	150	147,747
Coast Community College District GO, Series A, 5.00%, 08/01/19	415	426,446
Contra Costa County Public Financing Authority RB, Series B, 5.00%, 06/01/19	75	76,666
County of Orange CA Airport Revenue RB, Series B, 5.00%, 07/01/19	170	174,168
County of Santa Clara CA GO, Series B, 5.00%, 08/01/19	125	128,447
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/19	55	56,222
Series B, 4.00%, 06/01/19	20	20,313
Series B, 5.00%, 06/01/19	65	66,444
East Bay Regional Park District GO, Series A, 3.00%, 09/01/19	35	35,427
El Camino Community College District GO, 5.00%, 08/01/19	465	477,825
Foothill-De Anza Community College District GO, 5.25%, 08/01/19 (NPFGC)	65	66,927
Fremont Union High School District GO, 5.00%, 08/01/19	200	205,516
Glendale Unified School District/CA GO, 5.00%, 09/01/19	65	66,972
Huntington Beach City School District GO, Series A, 4.00%, 08/01/19	250	254,842
Long Beach Unified School District GO
Series A, 4.00%, 08/01/19	85	86,646
Series A, 5.00%, 08/01/19	20	20,552
Los Altos Elementary School District GO, 5.00%, 08/01/19	25	25,690
Los Angeles Community College District/CA GO, Series C, 5.00%, 08/01/19	400	410,628
Los Angeles County Metropolitan Transportation Authority RB 5.00%, 07/01/19	210	215,183
Series A, 5.00%, 06/01/19	75	76,651
Series A, 5.00%, 07/01/19	640	655,796
Series B, 5.00%, 07/01/19	310	317,650
Series D, 5.00%, 07/01/19	270	276,664
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/19	180	183,098
Series A, 5.00%, 07/01/19	355	363,733
Series B, 5.00%, 07/01/19	85	87,091
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/19	195	199,855
Series B, 5.00%, 07/01/19	370	379,213
Los Angeles Unified School District/CA GO
Series A, 3.00%, 07/01/19	165	166,510
Series A, 5.00%, 07/01/19	1,160	1,187,747
Series C, 5.00%, 07/01/19	350	358,372
Series D, 5.00%, 07/01/19	160	163,827
Series F, 5.00%, 07/01/19	50	51,196
Series I, 5.00%, 07/01/19	490	501,721
Series K, 4.00%, 07/01/19	175	177,854
Series KRY, 5.00%, 07/01/19	90	92,153
Marin Community College District GO, 4.00%, 08/01/19	80	81,550
Metropolitan Water District of Southern California RB 3.50%, 07/01/19	100	101,381
Series A, 5.00%, 07/01/19	160	163,984
Series B, 5.00%, 07/01/19	125	128,112

Security	Par (000)	Value

California (continued)
Series C, 5.00%, 07/01/19	$190	$194,731
Monterey Peninsula Community College District GO, Series A, 4.00%, 08/01/19	175	178,390
Mount Diablo Unified School District/CA GO, Series F, 5.00%, 08/01/19	150	154,137
Municipal Improvement Corp. of Los Angeles RB, Series C, 4.50%, 09/01/19	140	143,448
Newport Mesa Unified School District GO, 4.00%, 08/01/19	100	101,937
North Orange County Community College District/CA GO, Series A, 4.00%, 08/01/19	100	101,937
Northern California Power Agency RB, Series A, 5.00%, 07/01/19	150	153,630
Norwalk-La Mirada Unified School District GO, Series A, 4.00%, 08/01/19	100	101,937
Placentia-Yorba Linda Unified School District GO, 5.00%, 08/01/19	50	51,379
Port of Los Angeles RB, Series A, 5.00%, 08/01/19	160	164,413
Poway Unified School District GO, 5.00%, 08/01/19	250	256,895
Rancho Cucamonga Redevelopment Agency Successor Agency TA, 5.00%, 09/01/19	100	102,821
Rancho Santiago Community College District GO 4.00%, 09/01/19	110	112,334
5.25%, 09/01/19 (AGM)	100	103,250
Redding Joint Powers Financing Authority RB, Series A, 5.00%, 06/01/19	50	51,104
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/19	140	143,016
Sacramento Municipal Utility District RB
Series X, 5.00%, 08/15/19	515	529,688
Series Y, 4.00%, 08/15/19	120	122,392
San Diego Community College District GO, 5.00%, 08/01/19	270	277,173
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/19	35	35,829
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/19, (ETM)	150	154,371
San Diego Public Facilities Financing Authority Water Revenue RB
Series A, 5.00%, 08/01/19	100	102,792
Series B, 5.00%, 08/01/19	195	200,444
Series B, 5.00%, 08/01/19 (ETM)	125	128,385
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/19(a)	220	216,946
Series A, 0.00%, 07/01/19 (NPFGC)(a)	160	157,779
Series C-2, 5.50%, 07/01/19 (AGM)	165	169,618
Series R-3, 5.00%, 07/01/19	45	46,094
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, 5.00%, 07/01/19, (ETM)	100	102,415
San Francisco Unified School District GO
Series B, 5.00%, 06/15/19	145	148,377
Series E, 5.00%, 06/15/19	70	71,630
San Gabriel Unified School District GO, Series A, 4.00%, 08/01/19	120	122,324
San Jose Financing Authority RB, Series A, 5.00%, 06/01/19	45	45,999
San Jose Unified School District GO 4.00%, 08/01/19	50	50,969
5.00%, 08/01/19	25	25,690
San Mateo County Community College District GO, 4.00%, 09/01/19	155	158,289
San Mateo County Transit District RB, Series A, 5.25%, 06/01/19, (ETM) (NPFGC)	25	25,588

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/19	$495	$504,588
Santa Clara Unified School District GO, 3.00%, 07/01/19	430	434,094
Santa Margarita-Dana Point Authority RB, Series A, 5.00%, 08/01/19	75	77,069
Santa Monica Community College District GO, Series C, 5.25%, 08/01/19	65	66,927
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/19(a)	205	201,806
Sonoma County Junior College District GO, 5.00%, 08/01/19	60	61,630
Southern California Public Power Authority RB 5.00%, 07/01/19	95	97,287
Series A, 4.00%, 07/01/19	120	122,002
Series A, 5.00%, 07/01/19	1,035	1,059,912
State of California GO 3.00%, 09/01/19	460	465,230
5.00%, 08/01/19	685	703,379
5.00%, 09/01/19	3,075	3,165,434
Series A, 4.60%, 07/01/19 (ETM)	870	888,766
Series A, 5.00%, 07/01/19 (ETM)	4,195	4,297,861
Series A, 5.00%, 07/01/20 (PR 07/01/19)	770	788,880
Series A, 5.25%, 07/01/21 (PR 07/01/19)	1,140	1,170,062
Series B, 5.00%, 09/01/19	975	1,003,675
Tahoe-Truckee Unified School District GO, 5.50%, 08/01/19 (NPFGC)	155	159,912
Ventura County Community College District GO, 5.00%, 08/01/19	40	41,103
West Valley-Mission Community College District GO, Series B, 5.00%, 08/01/19	125	128,447
William S Hart Union High School District GO, Series C, 4.00%, 08/01/19	20	20,387
Yosemite Community College District GO, 4.00%, 08/01/19	100	101,937

		33,006,470
Colorado — 0.6%
City & County of Denver CO GO, Series A, 5.00%, 08/01/19, (ETM)	110	112,785
City & County of Denver CO RB, Series A, 5.25%, 09/01/19, (ETM) (AGM)	100	102,991
Colorado Water Resources & Power Development Authority RB, Series A, 5.00%, 09/01/19	25	25,699
E-470 Public Highway Authority RB, Series A, 5.00%, 09/01/19	100	102,729
Regional Transportation District COP, Series A, 4.00%, 06/01/19	100	101,330
University of Colorado RB 5.00%, 06/01/19	125	127,609
Series A, 5.00%, 06/01/19	705	719,713
Series B, 5.00%, 06/01/19	280	285,843

		1,578,699
Connecticut — 1.1%
City of Stamford CT GO, Series B, 4.00%, 07/01/19	60	60,938
Connecticut State Health & Educational Facilities Authority RB, Series A-1, 1.00%, 07/01/42 (Put 07/01/19)(b)(c)	400	396,928
State of Connecticut GO
Series B, 4.00%, 06/15/19	120	121,562
Series B, 5.25%, 06/01/19 (AMBAC)	430	438,815
Series C, 5.00%, 06/15/19	390	397,780
Series C, 5.00%, 07/15/19	130	132,807
Series D, 5.00%, 06/15/19	75	76,496
Series E, 5.00%, 09/01/19	300	307,443

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut RB, Series A, 5.00%, 06/01/19	$175	$178,698
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/19	50	51,141
Series A, 5.00%, 09/01/19	500	512,495
Series B, 5.00%, 08/01/19	160	163,650
University of Connecticut RB, Series A, 5.00%, 08/15/19	125	128,136

		2,966,889
Delaware — 0.7%
County of New Castle DE GO
Series A, 5.00%, 07/15/19	25	25,605
Series B, 5.00%, 07/15/19	100	102,420
Delaware Transportation Authority RB 3.00%, 07/01/19	200	201,576
5.00%, 07/01/19	375	383,490
5.00%, 09/01/19	180	184,781
Series A, 5.00%, 07/01/19	410	419,282
State of Delaware GO
Series A, 3.00%, 08/01/19	100	100,909
Series A, 5.00%, 07/01/19	70	71,611
Series B, 5.00%, 07/01/19	315	322,248
Series B, 5.00%, 07/01/19 (ETM)	30	30,665

		1,842,587
District of Columbia — 0.6%
District of Columbia GO
Series A, 5.00%, 06/01/19	1,040	1,061,351
Series B, 5.25%, 06/01/19 (AGM-CR, AMBAC)	120	122,660
Series B, 5.25%, 06/01/19 (AMBAC)	100	102,217
Series D, 5.00%, 06/01/19	235	239,825
Washington Metropolitan Area Transit Authority RB, Series A, 5.00%, 07/01/19	100	102,264

		1,628,317
Florida — 6.0%
Board of Governors State University System of Florida RB, Series A, 5.00%, 07/01/19	255	260,773
Brevard County School District COP, Series C, 5.00%, 07/01/19	150	153,351
City of Fort Lauderdale FL Water & Sewer Revenue RB, 5.00%, 09/01/19	100	102,775
County of Hillsborough FL RB, 5.00%, 08/01/19	170	174,304
County of Miami-Dade FL GO 3.50%, 07/01/19	75	75,896
Series A, 3.00%, 07/01/19	100	100,811
County of Miami-Dade FL Transit System RB 5.00%, 07/01/19	315	322,059
Series A, 5.00%, 07/01/19	250	255,602
Series A, 5.00%, 07/01/19 (AGC)	320	327,171
County of Palm Beach FL GO, 5.00%, 07/01/19	100	102,241
County of Palm Beach FL RB, 5.00%, 06/01/19	515	525,264
Florida Atlantic University Housing System Revenue RB, Series A, 5.00%, 07/01/19	100	102,188
Florida Department of Environmental Protection RB
Series A, 5.00%, 07/01/19	295	301,634
Series B, 5.00%, 07/01/19	880	899,791
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/19	175	179,235
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/19	845	864,258
Series B, 5.00%, 07/01/19	220	225,014
Series C, 5.00%, 07/01/19	300	306,837

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Hillsborough County School Board COP, Series A, 5.00%, 07/01/19	$30	$30,677
Jacksonville Transportation Authority RB, 4.00%, 08/01/19	300	305,136
Lee County School Board (The) COP Series A, 5.00%, 08/01/19	50	51,237
Series B, 5.00%, 08/01/19	400	409,892
Leon County School District RB, 5.00%, 09/01/19	150	154,066
Miami-Dade County Expressway Authority RB
Series A, 5.00%, 07/01/19	120	122,626
Series A, 5.00%, 07/01/19 (AGM)	75	76,641
Series B, 5.00%, 07/01/19	145	148,173
Orange County School Board COP, Series D, 5.00%, 08/01/19	390	399,742
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/19	400	409,116
Series B, 5.00%, 07/01/19 (AGM)	100	102,279
Palm Beach County School District COP
Series A, 5.00%, 08/01/19	50	51,237
Series B, 5.00%, 08/01/19	495	507,241
Series C, 4.00%, 08/01/19	20	20,331
Series D, 5.00%, 08/01/19	50	51,237
Pasco County School Board COP 5.00%, 08/01/19	50	51,224
Series A, 5.00%, 08/01/19	70	71,714
Reedy Creek Improvement District GOL, Series B, 4.00%, 06/01/19	55	55,750
Sarasota County School Board COP 5.00%, 07/01/19	100	102,234
Series B, 3.00%, 07/01/19	185	186,402
School District of Broward County/FL COP
Series A, 4.00%, 07/01/19	75	76,111
Series A, 5.00%, 07/01/19	800	817,743
Seminole County School Board COP, Series A, 4.00%, 07/01/19	25	25,374
St. Johns County School Board COP, 5.00%, 07/01/19	220	224,915
State of Florida Department of Transportation RB 5.00%, 07/01/19	70	71,569
Series A, 5.00%, 07/01/19	100	102,279
State of Florida GO 5.00%, 07/01/19	665	680,102
Series A, 5.00%, 06/01/19	750	764,993
Series B, 5.00%, 06/01/19	1,020	1,040,390
Series C, 5.00%, 06/01/19	880	897,591
Series D, 5.50%, 06/01/19	275	281,399
Series F, 4.00%, 06/01/19	100	101,344
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/19	615	628,690
Series B, 5.00%, 07/01/19	495	506,019
Series C, 5.00%, 07/01/19	325	332,234
Series E, 5.00%, 07/01/19	235	240,231
Series F, 5.00%, 07/01/19	610	623,579
Volusia County School Board COP 5.00%, 08/01/19	150	153,709
Series A, 5.00%, 08/01/19	70	71,731

		16,226,162
Georgia — 2.4%
County of Carroll GA GO, 4.00%, 06/01/19	140	141,956
County of Cobb GA Water & Sewerage Revenue RB, 4.50%, 07/01/19	25	25,487
Georgia State Road & Tollway Authority RB, Series A, 5.00%, 06/01/19	720	734,393

Security	Par (000)	Value

Georgia (continued)
Gwinnett County Water & Sewerage Authority RB 5.00%, 08/01/19 (GTD)	$495	$507,697
Series A, 4.00%, 08/01/19 (GTD)	305	310,322
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/19	410	419,623
Series A, 5.00%, 07/01/19 (NPFGC)	355	363,332
Series B, 5.00%, 07/01/19	100	102,347
State of Georgia GO
Series A, 5.00%, 07/01/19	250	255,790
Series C, 5.00%, 07/01/19	1,590	1,626,824
Series E-1, 4.50%, 07/01/19	85	86,655
Series E-2, 4.00%, 09/01/19	125	127,389
Series I, 4.00%, 07/01/19	390	396,154
Series I, 5.00%, 07/01/19	1,435	1,468,234

		6,566,203
Hawaii — 2.3%
City & County Honolulu HI Wastewater System Revenue RB, 5.00%, 07/01/19	465	475,630
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/19	125	127,150
Series A, 4.00%, 08/01/19 (ETM)	10	10,163
Series B, 5.00%, 08/01/19	325	333,255
Series B, 5.25%, 07/01/19 (AGM)	575	589,248
Series D, 5.25%, 09/01/32 (PR 09/01/19)	655	674,591
City & County of Honolulu HI Wastewater System Revenue RB 0.00%, 07/01/19 (NPFGC)(a)	30	29,498
Series A, 3.50%, 07/01/19	60	60,694
Series A, 4.00%, 07/01/19	340	345,263
Series A, 5.00%, 07/01/19	320	327,245
County of Hawaii HI GO, Series B, 4.00%, 09/01/19	125	127,343
County of Maui HI GO 5.00%, 06/01/19	220	224,473
5.00%, 09/01/19	345	354,543
Honolulu City & County Board of Water Supply RB, Series A, 5.00%, 07/01/19	150	153,429
State of Hawaii GO
Series DQ, 5.00%, 06/01/19	205	209,153
Series DQ, 5.00%, 06/01/22 (PR 06/01/19)	120	122,455
Series DR, 4.00%, 06/01/19	50	50,685
Series DR, 4.25%, 06/01/19	310	314,755
Series DR, 5.00%, 06/01/19	275	280,572
Series EH, 4.00%, 08/01/19	365	371,187
Series EH, 5.00%, 08/01/19	215	220,407
Series EO, 5.00%, 08/01/19	400	410,060
Series EP, 5.00%, 08/01/19	100	102,515
State of Hawaii State Highway Fund RB, Series B, 5.25%, 07/01/19 (AGM)	280	286,919

		6,201,233
Idaho — 0.0%
Ada & Canyon Counties Joint School District No. 2 Meridian GO, 5.00%, 08/15/19 (GTD)	50	51,317

Illinois — 1.0%
Chicago Transit Authority RB, 4.00%, 06/01/19	150	151,696
Metropolitan Pier & Exposition Authority RB,
0.00%, 06/15/19, (ETM) (NPFGC)(a)	15	14,785
Regional Transportation Authority RB
Series A, 5.00%, 06/01/19 (AGM)	115	117,161
Series A, 5.50%, 07/01/19 (NPFGC)	70	71,732
Series B, 5.50%, 06/01/19 (NPFGC)	25	25,552

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois GO 5.00%, 08/01/19	$340	$346,508
Series A, 5.00%, 06/01/19	830	842,832
State of Illinois RB 4.50%, 06/15/19	50	50,733
5.00%, 06/15/19	510	519,241
First Series, 5.25%, 06/15/19	70	71,389
Second Series, 5.75%, 06/15/19 (NPFGC)	125	127,914
Series A, 4.00%, 06/15/19	195	197,184
Series B, 5.00%, 06/15/19	230	234,168

		2,770,895
Indiana — 0.4%
Indiana Finance Authority RB, Series A, 4.00%, 06/01/19	200	202,794
Indiana University RB, Series U, 5.00%, 08/01/19	130	133,302
Indianapolis Local Public Improvement Bond Bank RB,
Series K, 5.00%, 06/01/19	300	305,577
Purdue University RB
Series A, 5.00%, 07/01/19	300	306,882
Series Y, 5.00%, 07/01/19	65	66,491

		1,015,046
Iowa — 0.8%
Cedar Rapids Community School District GO, 5.00%, 06/01/19	50	50,999
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/19	425	433,555
City of Des Moines IA GO
Series A, 5.00%, 06/01/19	25	25,502
Series D, 3.00%, 06/01/19	150	151,041
City of West Des Moines IA GO, Series A, 4.25%, 06/01/19	160	162,390
County of Polk IA GO
Series A, 4.00%, 06/01/19	100	101,364
Series C, 5.00%, 06/01/19	150	153,030
Iowa Finance Authority RB 5.00%, 08/01/19	375	384,525
5.00%, 08/01/19 (ETM)	40	41,013
Series A, 5.00%, 08/01/19	150	153,810
Iowa State University of Science & Technology RB, 4.00%, 07/01/19	170	172,569
State of Iowa RB 5.00%, 06/15/19	100	102,123
Series A, 4.00%, 06/01/19 (ETM)	100	101,357
Series A, 5.00%, 06/01/19 (ETM)	215	219,328

		2,252,606
Kansas — 0.7%
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/19	175	179,776
State of Kansas Department of Transportation RB
Series A, 3.00%, 09/01/19	120	121,123
Series A, 5.00%, 09/01/19	750	770,535
Series B, 5.00%, 09/01/19	730	749,987

		1,821,421
Kentucky — 0.2%
Kentucky Asset Liability Commission RB, First Series, 5.25%, 09/01/19 (NPFGC)	125	128,635
Kentucky State Property & Building Commission RB 4.00%, 08/01/19	250	253,740
5.00%, 08/01/19	25	25,579
Series A, 5.00%, 08/01/19	25	25,578
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/19	155	158,298

		591,830

Security	Par (000)	Value

Louisiana — 0.2%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/19	$100	$101,919
State of Louisiana GO
Series A, 4.00%, 09/01/19	250	254,617
Series C, 5.00%, 07/15/19	200	204,762
State of Louisiana RB, 5.00%, 09/01/19	20	20,526

		581,824
Maine — 0.5%
Maine Municipal Bond Bank RB, Series A, 4.00%, 09/01/19	45	45,823
Maine Turnpike Authority RB, 5.00%, 07/01/19	575	587,800
State of Maine GO 4.25%, 06/01/19	295	299,466
Series B, 5.00%, 06/01/19	335	341,720

		1,274,809
Maryland — 5.4%
City of Baltimore MD RB
Series A, 5.00%, 07/01/19	200	204,376
Series D, 5.00%, 07/01/19	335	342,658
City of Frederick MD GO, 5.00%, 09/01/19	135	138,760
County of Baltimore MD GO 5.00%, 08/01/19	1,060	1,087,009
Series B, 4.50%, 09/01/19	250	255,857
County of Charles MD GO 5.00%, 07/15/19	45	46,089
5.00%, 07/15/19 (ETM)	5	5,117
County of Harford MD GO 4.00%, 07/01/19	50	50,782
Series A, 5.00%, 07/01/19	65	66,496
County of Howard MD GO 5.00%, 08/15/19	75	77,000
5.00%, 08/15/19 (ETM)	55	56,438
Series A, 5.00%, 08/15/19	165	169,401
Series B, 5.00%, 08/15/19	135	138,600
County of Montgomery MD GO
Series A, 5.00%, 07/01/19	665	680,302
Series A, 5.00%, 08/01/19	930	953,696
Series A, 5.00%, 07/01/23 (PR 07/01/19)	1,070	1,094,621
County of Prince George’s MD GOL
Series B, 4.00%, 07/15/19	360	365,918
Series C, 5.00%, 08/01/19	150	153,822
Maryland Economic Development Corp. RB, 4.00%, 06/01/19	20	20,278
Maryland State Transportation Authority RB 4.00%, 07/01/19	60	60,907
Series A, 5.00%, 07/01/19	410	419,221
State of Maryland Department of Transportation RB, 5.00%, 06/01/19	100	102,046
State of Maryland GO
First Series, 5.00%, 06/01/19	390	398,057
Second Series, 3.00%, 08/01/19	225	227,081
Second Series, 4.00%, 08/01/19	80	81,396
Second Series, 4.50%, 08/01/19	725	740,624
Second Series A, 5.00%, 08/01/19	380	389,747
Second Series E, 5.00%, 08/01/19	725	743,596
Series B, 4.50%, 08/01/19	675	689,546
Series B, 5.00%, 08/01/19	250	256,413
Series B, 5.00%, 08/01/20 (PR 08/01/19)	350	358,743
Series B, 5.00%, 08/01/21 (PR 08/01/19)	275	281,869
Series B, 5.00%, 08/01/23 (PR 08/01/19)	1,530	1,568,219

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Maryland (continued)
Series B, 5.25%, 08/15/19	$330	$339,567
Series C, 5.00%, 08/01/19	460	471,799
Washington Suburban Sanitary Commission GO 5.00%, 06/01/19	1,265	1,291,135
Series A, 4.00%, 06/01/19	200	202,820

		14,530,006
Massachusetts — 3.8%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, 5.00%, 06/15/19	360	367,819
Commonwealth of Massachusetts GOL Series 7, 3.00%, 07/01/19	110	110,908
Series 9, 4.00%, 08/01/19	150	152,594
Series A, 5.25%, 08/01/19	340	349,360
Series B, 4.00%, 08/01/19	600	610,374
Series B, 5.00%, 06/01/19	250	255,132
Series B, 5.00%, 07/01/19	90	92,071
Series B, 5.00%, 08/01/19	1,375	1,410,035
Series C, 4.00%, 09/01/19	500	509,460
Series C, 5.00%, 08/01/19	390	399,937
Series D, 5.50%, 08/01/19	150	154,437
Series D, 5.50%, 08/01/19 (NPFGC-IBC)	100	102,958
Commonwealth of Massachusetts RB, Series A, 5.50%, 06/01/19 (AGM)	160	163,810
Massachusetts Bay Transportation Authority RB Series A, 5.25%, 07/01/19	575	589,294
Series B, 5.25%, 07/01/19	695	712,278
Series C, 5.25%, 07/01/19	120	122,983
Series C, 5.50%, 07/01/19	140	143,738
Series D, 5.00%, 07/01/19	125	127,876
Massachusetts Clean Water Trust (The) RB 3.00%, 08/01/19	25	25,227
5.00%, 08/01/19	115	117,930
5.25%, 08/01/19	490	503,490
Series 14, 5.00%, 08/01/19	75	76,911
Series 15A, 5.00%, 08/01/19	265	271,752
Series A, 5.25%, 08/01/19	690	708,996
Massachusetts Development Finance Agency RB, Series S, 5.00%, 07/01/19	65	66,481
Massachusetts Port Authority RB Series B, 5.00%, 07/01/19	10	10,226
Series C, 5.00%, 07/01/19	100	102,256
Massachusetts School Building Authority RB Series B, 4.00%, 08/15/19	200	203,514
Series B, 5.00%, 08/15/19	800	820,912
Series C, 5.00%, 08/15/19 (ETM)	155	159,108
Massachusetts Water Resources Authority RB Series B, 5.00%, 08/01/19	800	820,456
Series J, 5.25%, 08/01/19 (AGM)	70	71,933

		10,334,256
Michigan — 0.9%
Michigan Finance Authority RB, Series A, 5.00%, 07/01/19	1,990	2,035,352
Michigan State University RB, Series A, 4.00%, 08/15/19	260	264,501

		2,299,853
Minnesota — 2.2%
Metropolitan Council GO
Series B, 5.00%, 09/01/19	175	179,889
Series E, 5.00%, 09/01/19	250	256,985
State of Minnesota COP, 5.00%, 06/01/19	125	127,516

Security	Par (000)	Value
Minnesota (continued)
State of Minnesota GO 5.00%, 08/01/19	$460	$471,762
5.00%, 08/01/19 (ETM)	5	5,127
Series A, 5.00%, 08/01/19	900	923,013
Series B, 5.00%, 08/01/19	820	840,967
Series C, 5.00%, 08/01/19	345	353,822
Series D, 5.00%, 08/01/19	865	887,118
Series D, 5.00%, 08/01/19 (ETM)	5	5,125
Series E, 4.00%, 08/01/19	190	193,300
Series E, 5.00%, 08/01/19	445	456,379
Series F, 4.00%, 08/01/19	165	167,866
Series G, 5.00%, 08/01/19	60	61,534
State of Minnesota RB, Series A, 5.00%, 06/01/19	300	306,138
University of Minnesota RB, Series A, 4.00%, 09/01/19	615	626,359

		5,862,900
Missouri — 0.4%
City of Springfield MO Public Utility Revenue RB, 5.00%, 08/01/19	140	143,556
Missouri State Environmental Improvement & Energy Resources Authority RB 5.00%, 07/01/19	150	153,451
5.25%, 07/01/19	160	163,978
Series B, 5.00%, 07/01/19	525	537,080

		998,065
Montana — 0.0%
Montana Department of Transportation RB, 4.00%, 06/01/19	110	111,493

Nebraska — 0.2%
City of Lincoln NE Water Revenue RB, 4.00%, 08/15/19	85	86,501
Nebraska Public Power District RB, 5.00%, 07/01/19	175	178,974
University of Nebraska Facilities Corp. RB, 4.00%, 08/15/19	385	391,830

		657,305
Nevada — 2.1%
Clark County School District GOL Series A, 5.00%, 06/15/19	1,035	1,056,528
Series B, 5.00%, 06/15/19	440	449,152
Series C, 5.00%, 06/15/19	50	51,040
Clark County Water Reclamation District GOL 5.00%, 07/01/19	260	265,827
Series A, 5.25%, 07/01/34 (PR 07/01/19)	400	409,912
Series A, 5.25%, 07/01/38 (PR 07/01/19)	700	717,346
County of Clark Department of Aviation RB 5.00%, 07/01/19	110	112,366
Series C, 5.00%, 07/01/19	240	245,162
Series D, 4.50%, 07/01/19	185	188,324
County of Clark NV GOL 5.00%, 06/01/19	120	122,399
Series A, 5.00%, 07/01/19	435	444,748
Series B, 4.00%, 07/01/19	50	50,752
County of Clark NV RB 5.00%, 07/01/19	340	347,518
Series B, 5.00%, 07/01/19	350	357,819
Nevada System of Higher Education RB, Series B, 4.00%, 07/01/19	200	203,006
State of Nevada GOL 5.00%, 06/01/19	30	30,598
5.00%, 08/01/19	155	158,833
Series A, 5.00%, 08/01/19	100	102,473
Series B, 5.00%, 08/01/19	115	117,844

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Nevada (continued)
Series C, 5.00%, 06/01/19	$200	$203,986
Series C, 5.00%, 08/01/19	125	128,091

		5,763,724
New Hampshire — 0.6%
New Hampshire Municipal Bond Bank RB, Series A, 5.00%, 08/15/19	715	734,026
State of New Hampshire GO Series A, 5.00%, 07/01/19	530	542,195
Series B, 4.00%, 06/01/19	250	253,492
State of New Hampshire RB, 5.00%, 09/01/19	210	215,557

		1,745,270
New Jersey — 2.3%
New Jersey Building Authority RB Series A, 5.00%, 06/15/19	135	137,522
Series A, 5.00%, 06/15/19 (ETM)	15	15,314
New Jersey Economic Development Authority RB 0.00%, 07/01/19 (NPFGC)(a)	55	53,881
4.00%, 06/15/19	50	50,563
5.00%, 06/15/19	115	117,233
5.25%, 09/01/19	25	25,656
5.25%, 09/01/19 (ETM)	75	77,140
Series DDD, 5.00%, 06/15/19	400	407,472
Series PP, 5.00%, 06/15/19	270	275,044
Series UU, 4.00%, 06/15/19	50	50,588
Series UU, 5.00%, 06/15/19	160	162,989
Series XX, 5.00%, 06/15/19 (SAP)	250	254,670
New Jersey Educational Facilities Authority RB Series B, 4.00%, 07/01/19	450	457,236
Series B, 4.75%, 07/01/19	420	429,080
New Jersey Infrastructure Bank RB Series A, 5.25%, 09/01/19	80	82,438
Series C, 5.00%, 09/01/19	25	25,705
New Jersey Transportation Trust Fund Authority RB Series A, 5.00%, 06/15/19 (SAP)	100	101,868
Series A-1, 5.00%, 06/15/19	690	703,427
Series AA, 5.00%, 06/15/19	1,115	1,135,828
Series B, 5.00%, 06/15/19	100	101,868
State of New Jersey COP, Series A, 5.00%, 06/15/19, (ETM)	25	25,533
State of New Jersey GO 5.00%, 06/01/19	510	519,445
5.00%, 08/01/19	135	138,101
Series H, 5.25%, 07/01/19	360	368,136
Series L, 5.25%, 07/15/19 (AMBAC)	245	250,821
Series N, 5.50%, 07/15/19 (NPFGC)	65	66,670
Series Q, 5.00%, 08/15/19	255	261,130

		6,295,358
New Mexico — 1.2%
City of Albuquerque NM GO, Series A, 4.00%, 07/01/19	135	137,060
City of Albuquerque NM RB, Series B, 5.00%, 07/01/19	35	35,792
New Mexico Finance Authority RB 4.00%, 06/15/19	955	968,848
5.00%, 06/15/19	75	76,608
Series C, 5.00%, 06/01/19	175	178,546
Series D, 5.00%, 06/01/19	405	413,205
State of New Mexico Severance Tax Permanent Fund RB Series A, 5.00%, 07/01/19	555	567,565
Series B, 4.00%, 07/01/19	250	253,815
Series B, 5.00%, 07/01/19	650	664,566

		3,296,005

Security	Par (000)	Value

New York — 7.8%
City of New York NY GO Series 1, 5.00%, 08/01/19	$535	$548,589
Series A, 5.00%, 08/01/19	1,305	1,338,147
Series A-1, 5.00%, 08/01/19	515	528,081
Series B, 4.00%, 08/01/19	465	472,998
Series B, 5.00%, 08/01/19	1,115	1,143,321
Series C, 4.00%, 08/01/19	620	630,664
Series C, 5.00%, 08/01/19	965	989,511
Series D, 5.00%, 08/01/19	345	353,763
Series E, 4.00%, 08/01/19	140	142,408
Series E, 5.00%, 08/01/19	1,280	1,312,512
Series G, 4.00%, 08/01/19	500	508,600
Series G, 5.00%, 08/01/19	175	179,445
Series H, 5.00%, 08/01/19	155	158,937
Series I, 4.00%, 08/01/19	150	152,580
Series I, 5.00%, 08/01/19	590	604,986
Series J, 5.00%, 08/01/19	770	789,558
Series K, 4.00%, 08/01/19	200	203,440
Series K, 5.00%, 08/01/19	605	620,367
Subseries I-1, 5.00%, 08/01/19	1,310	1,343,274
Subseries I-1, 5.00%, 08/01/19 (ETM)	5	5,124
County of Orange NY GOL, Series B, 4.00%, 07/01/19	50	50,800
County of Westchester NY GOL, Series B, 5.00%, 07/01/19	115	117,785
Long Island Power Authority RB, 0.00%, 06/01/19 (AGM)(a)	120	118,324
Monroe County Industrial Development Corp./NY RB, Series A, 5.00%, 07/01/19	115	117,638
New York City Transitional Finance Authority Building Aid Revenue RB Series S, 5.00%, 07/15/19 (ETM) (SAW)	100	102,333
Series S-1, 4.00%, 07/15/19 (ETM) (SAW)	335	340,615
Series S-1A, 4.00%, 07/15/19 (ETM) (SAW)	200	203,194
Series S-1A, 5.00%, 07/15/19 (ETM) (SAW)	400	409,808
New York City Transitional Finance Authority Future Tax Secured Revenue RB 5.00%, 08/01/19 (ETM)	100	102,573
Series A-1, 4.00%, 08/01/19	165	167,838
Series A-1, 5.00%, 08/01/19	330	338,382
Series A-3, 5.00%, 08/01/19 (ETM)	155	158,988
Series B-1, 5.00%, 08/01/19	415	425,541
New York City Water & Sewer System RB Series BB, 5.00%, 06/15/19	130	132,870
Series EE, 5.00%, 06/15/19	645	659,242
Series GG, 5.00%, 06/15/19	100	102,208
New York State Dormitory Authority RB 3.00%, 07/01/19	150	150,960
5.00%, 07/01/19	470	480,923
5.00%, 07/01/19 (SAP)	380	388,831
5.50%, 07/01/19 (NPFGC)	130	133,561
Series A, 3.50%, 07/01/19	75	75,913
Series A, 5.00%, 07/01/19	770	787,867
Series D, 3.50%, 06/15/19	220	222,473
Series D, 4.50%, 06/15/19	380	386,908
Series D, 5.00%, 06/15/19	110	112,381
Series E, 5.00%, 08/15/19	400	410,632
New York State Environmental Facilities Corp. RB 5.00%, 06/15/19	745	761,502
Series A, 5.00%, 06/15/19	1,145	1,170,362
Series A, 5.00%, 08/15/19	150	154,080
Port Authority of New York & New Jersey RB, Fifth Series, 5.20%, 09/01/19	115	118,505

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
Town of Hempstead NY GOL, 4.00%, 08/15/19	$200	$203,654

		21,132,996
North Carolina — 2.2%
City of Charlotte NC GO Series A, 5.00%, 07/01/19	355	363,304
Series C, 5.00%, 06/01/19	50	51,044
City of Charlotte NC Water & Sewer System Revenue RB 4.00%, 07/01/19	130	132,081
Series B, 4.00%, 07/01/19	20	20,320
Series B, 5.00%, 07/01/19	305	312,134
City of Durham NC GO, Series C, 5.00%, 07/01/19	115	117,646
City of Greensboro NC Combined Water & Sewer System Revenue RB 5.25%, 06/01/19	55	56,215
Series A, 5.00%, 06/01/19	310	316,343
City of Raleigh NC GO, Series A, 5.00%, 09/01/19	65	66,816
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 4.00%, 06/01/19	100	101,390
County of Buncombe NC RB 5.00%, 06/01/19	190	193,863
Series A, 5.00%, 06/01/19	210	214,269
County of Forsyth NC GO, Series E, 4.00%, 07/01/19	175	177,735
County of Mecklenburg NC GO Series A, 4.00%, 08/01/19	280	284,841
Series A, 5.00%, 08/01/19	130	133,312
Series A, 5.00%, 09/01/19	700	719,558
County of New Hanover NC GO 5.00%, 06/01/19	50	51,030
Series A, 4.00%, 08/01/19	70	71,216
Series A, 5.00%, 08/01/19	25	25,639
North Carolina Turnpike Authority RB, 5.00%, 07/01/19	100	102,294
State of North Carolina GO Series A, 5.00%, 06/01/19	1,650	1,683,875
Series B, 5.00%, 06/01/19	525	535,778
State of North Carolina RB, Series C, 5.00%, 05/01/19	115	117,067
Town of Cary NC GO, Series B, 4.00%, 06/01/19	110	111,537

		5,959,307
Ohio — 2.3%
City of Columbus OH GO Series 1, 5.00%, 07/01/19	370	378,544
Series 2012-3, 5.25%, 08/15/19	150	154,335
Series A, 5.00%, 06/01/19	100	102,060
Series A, 5.00%, 07/01/19	200	204,618
Series A, 5.00%, 08/15/19	470	482,577
City of Columbus OH GOL, Series B, 3.00%, 07/01/19	200	201,666
County of Franklin OH GOL, 1.50%, 06/01/19	110	109,602
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/19	250	255,150
Miami University/Oxford OH RB, 5.00%, 09/01/19	245	251,889
Ohio State University (The) RB, Series A, 5.00%, 06/01/19	125	127,566
Ohio State Water Development Authority RB, Series B, 5.00%, 06/01/19	110	112,258
Ohio Water Development Authority RB, Series C, 5.00%, 06/01/19	245	250,030
Ohio Water Development Authority Water Pollution Control Loan Fund RB 5.00%, 06/01/19	175	178,593
5.25%, 06/01/19	135	137,993

Security	Par (000)	Value

Ohio (continued)
State of Ohio Department of Administration COP, 5.00%, 09/01/19	$100	$102,665
State of Ohio GO 5.00%, 08/01/19	55	56,438
Series A, 4.50%, 08/01/19	225	229,961
Series A, 5.00%, 08/01/19	250	256,538
Series A, 5.00%, 09/01/19	645	663,376
Series B, 5.00%, 06/15/19	35	35,805
Series B, 5.00%, 08/01/19	885	908,143
Series B, 5.00%, 09/01/19	125	128,561
Series C, 5.00%, 08/01/19	815	836,312
University of Cincinnati RB, Series C, 5.00%, 06/01/19	35	35,691

		6,200,371
Oklahoma — 0.7%
County of Oklahoma OK GOL, Series A, 3.00%, 08/01/19	100	100,901
Grand River Dam Authority RB, Series A, 4.00%, 06/01/19	405	410,387
Oklahoma Capital Improvement Authority RB Series A, 2.00%, 07/01/19	50	50,025
Series A, 5.00%, 07/01/19	265	271,000
Series B, 5.00%, 07/01/19	295	301,679
Series C, 5.00%, 07/01/19	110	112,490
Oklahoma Capitol Improvement Authority RB, 5.00%, 07/01/19	135	138,056
Oklahoma City Water Utilities Trust RB, 5.00%, 07/01/19	485	496,160

		1,880,698
Oregon — 1.2%
City of Portland OR Sewer System Revenue RB Series A, 5.00%, 06/01/19	175	178,535
Series A, 5.00%, 08/01/19	170	174,247
City of Salem OR GO, 5.00%, 06/01/19	105	107,148
City of Salem OR GOL, 4.00%, 06/01/19	455	461,324
Clackamas & Washington Counties School District No. 3 GO, Series A, 0.00%, 06/15/19 (NPFGC, GTD)(a)	230	226,884
Clackamas County School District No. 86 Canby GO, Series A, 4.00%, 06/15/19 (GTD)	50	50,722
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/19 (GTD)	55	56,187
Lane County School District No. 4J Eugene GO, 4.00%, 06/15/19 (GTD)	70	71,025
Metro/OR GO 4.00%, 06/01/19	200	202,780
5.00%, 06/01/19	325	331,649
Series A, 5.00%, 06/01/19	20	20,409
Port of Portland OR Airport RB, Series 23, 5.00%, 07/01/19	190	194,245
Portland Community College District GO, 5.00%, 06/15/19	490	500,574
Salem-Keizer School District No. 24J GO, Series B, 0.00%, 06/15/19 (GTD)(a)	255	251,545
State of Oregon GO Series B, 5.00%, 08/01/19	20	20,506
Series O, 5.00%, 08/01/19	100	102,532
Tri-County Metropolitan Transportation District of Oregon RB, Series A, 5.00%, 09/01/19	70	71,956
Washington & Multnomah Counties School District No. 48J Beaverton GO, Series B, 4.00%, 06/15/19 (GTD)	100	101,464

		3,123,732
Pennsylvania — 3.1%
City of Philadelphia PA Water & Wastewater Revenue RB Series A, 4.10%, 06/15/19	125	126,864
Series A, 5.00%, 06/15/19	100	102,116

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pennsylvania (continued)
Commonwealth of Pennsylvania GO First Series, 5.00%, 06/01/19	$65	$66,282
First Series, 5.00%, 07/01/19	805	822,799
First Series, 5.00%, 08/15/19	150	153,843
Second Series, 5.00%, 07/01/19	770	787,025
Series D, 5.00%, 08/15/19	375	384,607
Third Series, 5.38%, 07/01/19 (NPFGC)	1,015	1,040,243
County of Bucks PA GO, 5.00%, 06/01/19	75	76,540
County of Butler PA GO, 5.00%, 07/15/19	105	107,500
County of Chester PA GO Series C, 5.00%, 07/15/19	85	87,057
Series C, 5.00%, 07/15/19 (ETM)	5	5,119
Delaware County Authority RB, 5.00%, 08/01/19	350	358,714
Delaware River Joint Toll Bridge Commission RB, Series A, 5.50%, 07/01/19 (NPFGC)	100	102,602
Pennsylvania Economic Development Financing Authority RB, Series A, 5.00%, 07/01/19	2,380	2,435,668
Pennsylvania Higher Educational Facilities Authority RB Series A, 5.00%, 09/01/19 (ETM)	260	267,192
Series AJ, 5.00%, 06/15/19	140	142,953
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/19	655	669,325
Pennsylvania Turnpike Commission RB Series A, 5.00%, 06/01/19 (AGC)	150	152,919
Series B, 4.00%, 06/01/19	100	101,290
Series B, 5.00%, 06/01/19	125	127,432
Pittsburgh School District GO, Series A, 5.00%, 09/01/19 (AGM)	100	102,683

		8,220,773
Rhode Island — 0.4%
Rhode Island Health & Educational Building Corp. RB, 5.00%, 09/01/19	125	128,423
State of Rhode Island GO 5.00%, 08/01/19	600	614,940
Series A, 5.00%, 08/01/19	300	307,470

		1,050,833
South Carolina — 0.2%
County of Charleston SC GO, Series A, 5.50%, 08/01/19	50	51,479
South Carolina State Ports Authority RB, 5.00%, 07/01/19, (ETM)	150	153,384
State of South Carolina GO Series A, 5.00%, 06/01/19	300	306,159
Series A, 5.00%, 07/01/19 (SAW)	20	20,460

		531,482
Tennessee — 2.0%
City of Memphis TN GO Series D, 3.63%, 07/01/19	100	101,272
Series D, 5.00%, 07/01/19	140	143,200
County of Blount TN GO, Series B, 5.00%, 06/01/19	200	204,080
County of Sumner TN GO, 5.00%, 06/01/19	40	40,816
Metropolitan Government of Nashville & Davidson County TN GO Series A, 5.00%, 07/01/19	1,360	1,391,090
Series D, 4.00%, 07/01/19	770	781,920
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB, 5.00%, 07/01/19	220	224,948
Metropolitan Nashville Airport Authority (The) RB, Series A, 5.25%, 07/01/19 (AGC)	150	153,672

Security	Par (000)	Value

Tennessee (continued)
State of Tennessee GO Series A, 5.00%, 08/01/19	$1,125	$1,153,665
Series A, 5.00%, 09/01/19	175	179,889
Series B, 4.00%, 08/01/19	1,000	1,017,290

		5,391,842
Texas — 8.0%
Austin Community College District GOL 3.00%, 08/01/19	140	141,261
5.00%, 08/01/19	145	148,683
Austin Independent School District GO 5.00%, 08/01/19 (PSF)	540	553,716
Series A, 4.00%, 08/01/19 (PSF)	270	274,644
Series B, 5.00%, 08/01/19	150	153,822
Central Texas Turnpike System RB Series A, 0.00%, 08/15/19 (AMBAC)(a)	90	88,320
Series A, 0.00%, 08/15/19 (ETM) (AMBAC)(a)	25	24,563
City of Arlington TX GOL, 3.00%, 08/15/19	270	272,476
City of Austin TX GOL 5.00%, 09/01/19	660	677,952
Series A, 5.00%, 09/01/19	135	138,672
City of Brownsville TX Utilities System Revenue RB, 5.00%, 09/01/19	100	102,610
City of Corpus Christi TX Utility System Revenue RB, 5.00%, 07/15/19	355	363,172
City of El Paso TX GOL, 5.00%, 08/15/19	115	117,946
City of Houston TX Airport System Revenue RB, Series B, 5.00%, 07/01/19	50	51,121
City of Houston TX RB, Series A, 5.25%, 09/01/19	75	77,015
City of Irving TX Waterworks & Sewer System Revenue RB, 5.00%, 08/15/19	20	20,525
City of Plano TX GOL, 5.00%, 09/01/19	600	616,764
City of San Antonio Texas GOL 4.00%, 08/01/19	75	76,234
Series A, 5.00%, 08/01/19	210	215,174
City of San Antonio TX GOL, 5.00%, 08/01/19	105	107,587
County of Bexar TX GOL 5.00%, 06/15/19	515	526,078
Series A, 4.50%, 06/15/19	20	20,361
Series A, 5.00%, 06/15/19	150	153,226
County of Denton TX GOL, 4.00%, 07/15/19	70	71,129
County of Harris TX GO, Series C, 5.25%, 08/15/19 (AGM)	25	25,712
County of Harris TX GOL, Series C, 5.25%, 08/15/19	70	71,992
County of Harris TX RB Series A, 5.00%, 08/15/19	380	389,967
Series C, 5.00%, 08/15/19	450	461,884
County of Tarrant TX GOL, 5.00%, 07/15/19	455	466,011
Dallas Independent School District GO, 5.00%, 08/15/19 (PSF)	220	225,848
Denton Independent School District GO 4.00%, 08/15/19 (PSF)	85	86,479
5.00%, 08/15/19 (PSF)	125	128,246
Eanes Independent School District GO, 4.00%, 08/01/19 (PSF)	70	71,204
El Paso Independent School District GO, 5.00%, 08/15/19 (PSF)	40	41,063
Fort Bend Independent School District GO, 5.00%, 08/15/19 (PSF)	130	133,455
Frisco Independent School District GO 5.00%, 08/15/19 (PSF)	200	205,316
Series B, 5.00%, 08/15/19 (PSF)	245	251,512

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
Grapevine-Colleyville Independent School District GO
Series A, 4.00%, 08/15/19	$165	$167,972
Series A, 5.00%, 08/15/19 (PSF)	110	112,924
Series B, 4.00%, 08/15/19	55	55,991
Keller Independent School District/TX GO, 0.00%, 08/15/19 (PSF)(a)	50	49,151
Klein Independent School District GO, Series A, 4.00%, 08/01/19 (PSF)	165	167,838
Leander Independent School District GO 4.00%, 08/15/19 (PSF)	555	564,996
Series D, 0.00%, 08/15/19 (PSF)(a)	50	49,061
Lewisville Independent School District GO
Series A, 4.00%, 08/15/19 (PSF)	255	259,593
Series A, 5.00%, 08/15/19 (PSF)	480	492,758
Series B, 4.00%, 08/15/19	240	244,322
Mesquite Independent School District GO
Series B, 4.00%, 08/15/19 (PSF)	165	167,972
Series B, 5.00%, 08/15/19 (PSF)	10	10,266
North East Independent School District/TX GO, Series A, 5.00%, 08/01/19 (PSF)	320	328,128
North Texas Municipal Water District RB 4.00%, 06/01/19	85	86,148
5.00%, 06/01/19	440	448,820
North Texas Municipal Water District Water System Revenue RB 5.00%, 09/01/19	550	565,010
5.25%, 09/01/19	240	247,090
Northside Independent School District GO 4.00%, 08/15/19 (PSF)	100	101,801
5.00%, 08/15/19 (PSF)	650	667,277
Permanent University Fund - Texas A&M University System RB 4.00%, 07/01/19	125	126,945
5.00%, 07/01/19	135	138,097
Series A, 5.00%, 07/01/19	460	470,552
Permanent University Fund - University of Texas System RB
Series A, 5.00%, 07/01/19	100	102,226
Series B, 5.00%, 07/01/19	200	204,452
Round Rock Independent School District GO 5.00%, 08/01/19 (PSF)	140	143,556
Series A, 5.00%, 08/01/19	175	179,312
Seguin Independent School District GO, 5.00%, 08/15/19 (PSF)	125	128,322
Socorro Independent School District GO, Series A, 5.00%, 08/15/19 (PSF)	110	112,924
South San Antonio Independent School District/TX GO, 5.00%, 08/15/19 (PSF)	100	102,658
State of Texas, 4.00%, 08/29/19	1,000	1,018,410
State of Texas GO 5.00%, 08/01/19	60	61,514
Series B, 5.00%, 08/01/19	590	604,886
Series C, 5.00%, 08/01/19	180	184,541
Series C-1, 5.00%, 08/01/19	100	102,523
Series E, 4.50%, 08/01/19	335	342,079
Series E, 5.00%, 08/01/19	250	256,307
Series F, 5.00%, 08/01/19	100	102,523
Tarrant Regional Water District RB 5.00%, 09/01/19	265	272,354
6.00%, 09/01/19	200	207,354

Security	Par (000)	Value

Texas (continued)
Texas Water Development Board RB 4.00%, 08/01/19	$800	$813,896
Subseries A-1, 4.00%, 07/15/19	385	391,299
University of Texas System (The) RB
Series A, 4.00%, 08/15/19	515	524,095
Series A, 5.00%, 08/15/19	280	287,344
Series B, 4.00%, 08/15/19	125	127,207
Series B, 5.00%, 08/15/19	500	513,115
Series B, 5.25%, 08/15/19	600	617,028
Series C, 5.00%, 08/15/19	650	667,049
Series D, 4.25%, 08/15/19	370	377,326

		21,518,752
Utah — 1.4%
Intermountain Power Agency RB, Series A, 5.00%, 07/01/19	465	475,528
Metropolitan Water District of Salt Lake &Sandy RB, Series A, 5.00%, 07/01/19	110	112,523
State of Utah GO 5.00%, 07/01/19	100	102,294
Series A, 5.00%, 07/01/19	1,365	1,396,313
Series C, 4.50%, 07/01/19	1,000	1,019,250
Series C, 5.00%, 07/01/19	225	230,162
University of Utah (The) RB
Series A, 5.00%, 08/01/19 (SAP)	300	307,494
Series B, 5.00%, 08/01/19	100	102,498
Utah Transit Authority RB
Series A, 5.25%, 06/15/19 (AGM)	80	81,866
Series C, 5.25%, 06/15/19 (AGM)	70	71,632

		3,899,560
Vermont — 0.3%
State of Vermont GO
Series B, 5.00%, 08/15/19	680	698,136
Series F, 5.00%, 08/15/19	50	51,333

		749,469
Virginia — 2.7%
City of Alexandria VA GO, Series A, 4.50%, 06/15/19 (SAW)	50	50,913
City of Newport News VA GO
Series B, 5.00%, 07/01/19	250	255,735
Series C, 5.00%, 09/01/19 (SAW)	100	102,785
City of Richmond VA GO
Series B, 5.00%, 07/15/19	250	256,012
Series C, 4.00%, 07/15/19 (SAW)	25	25,407
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/19	300	306,159
Series B, 5.00%, 06/01/19	115	117,361
Series D, 5.00%, 06/01/19	100	102,053
County of Arlington VA GO
Series A, 4.00%, 08/01/19 (SAW)	150	152,594
Series A, 5.00%, 08/01/19	225	230,733
Series C, 4.00%, 08/15/19	75	76,357
County of Fairfax VA Sewer Revenue RB, 5.00%, 07/15/19	120	122,904
Virginia Beach Development Authority RB, Series B, 5.00%, 07/15/19	100	102,413
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/19	300	308,355
Series A, 5.00%, 09/01/19	210	215,849
Series B, 5.00%, 09/01/19	670	688,659
Series B, 5.00%, 09/01/24 (PR 09/01/19)	135	138,746
Virginia Public Building Authority RB
Series 2013A, 5.00%, 08/01/19	130	133,345

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
Series A, 5.00%, 08/01/19	$525	$538,508
Series B, 4.00%, 08/01/19	50	50,877
Series B, 5.00%, 08/01/27 (PR 08/01/19) (SAP)	250	256,350
Series D, 5.00%, 08/01/19	150	153,860
Virginia Public School Authority RB 4.00%, 08/01/19 (SAW)	200	203,340
5.00%, 08/01/19	190	194,731
5.00%, 08/01/19 (ETM)	10	10,241
Series A, 5.00%, 08/01/19 (SAW)	1,255	1,286,250
Series B, 4.00%, 08/01/19 (SAW)	225	228,757
Series C, 4.00%, 08/01/19 (SAW)	385	391,429
Series C, 5.00%, 08/01/19 (SAW)	580	594,442

		7,295,165
Washington — 8.6%
City of Seattle WA Drainage & Wastewater Revenue RB, 4.00%, 07/01/19	300	304,599
City of Seattle WA GOL
Series A, 5.00%, 06/01/19	1,295	1,321,677
Series B, 5.00%, 08/01/19	280	287,160
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 07/01/19	330	337,471
Series A, 5.00%, 06/01/19	90	91,818
City of Seattle WA Water System Revenue RB, Series B, 4.50%, 08/01/19	185	188,894
County of King WA GOL 5.00%, 06/01/19	50	51,027
5.00%, 07/01/19	200	204,602
Series B, 5.00%, 06/01/19	290	295,954
County of King WA Sewer Revenue RB, Series B, 4.00%, 07/01/19	250	253,890
County of Pierce WA GOL
Series A, 5.00%, 08/01/19	75	76,905
Series B, 4.00%, 08/01/19	150	152,580
Energy Northwest RB, Series A, 5.00%, 07/01/19	2,265	2,315,940
Pierce County School District No. 403 Bethel GO, 5.00%, 06/01/19 (GTD)	455	464,282
Port of Seattle WA RB
Series A, 5.25%, 07/01/19 (NPFGC)	145	148,638
Series B, 5.00%, 06/01/19	420	428,509
State of Washington COP 4.00%, 07/01/19	200	203,036
Series A, 5.00%, 07/01/19	95	97,143
Series B, 5.00%, 07/01/19	430	439,701
State of Washington GO 4.00%, 07/01/19	650	660,017
5.00%, 07/01/19	1,095	1,119,954
Series 2010A, 5.00%, 08/01/19	100	102,523
Series 2010A, 5.00%, 08/01/31 (PR 08/01/19)	500	512,660
Series 2010B, 5.00%, 08/01/19	95	97,397
Series 2010B, 5.00%, 08/01/21 (PR 08/01/19)	3,500	3,588,620
Series 2010B, 5.00%, 08/01/25 (PR 08/01/19)	350	358,862
Series 2010B, 5.00%, 08/01/26 (PR 08/01/19)	3,400	3,486,088
Series 2010C, 5.00%, 08/01/19	35	35,883
Series 2012-A, 5.00%, 07/01/19	105	107,393
Series 2013A, 5.00%, 08/01/19	75	76,892
Series A, 5.00%, 08/01/19	560	574,129
Series B, 5.00%, 07/01/19	595	608,560
Series B-2, 5.00%, 08/01/19	300	307,569

Security	Par/ Shares (000)	Value

Washington (continued)
Series D, 5.00%, 07/01/19	$175	$178,988
Series R, 5.00%, 07/01/19	580	593,218
Series R-2015, 5.00%, 07/01/19	55	56,253
Series R-2015-C, 5.00%, 07/01/19	280	286,381
Series R-2015-D, 5.00%, 07/01/19	50	51,140
Series R-2017A, 4.00%, 08/01/19	600	610,224
Series R-2018-B, 5.00%, 08/01/19	500	512,615
State of Washington RB, 5.00%, 09/01/19	1,270	1,304,074
Washington County School District No. 1 West Union GO, 4.00%, 06/15/19 (GTD)	165	167,416

		23,060,682
West Virginia — 0.2%
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/19	300	308,187
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/19	100	102,181

		410,368
Wisconsin — 2.6%
City of Milwaukee WI Sewerage System Revenue RB
Series S-1, 5.00%, 06/01/19	190	193,838
Series S-7, 5.00%, 06/01/19	310	316,262
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/19 (ETM)	65	65,882
Series 1, 5.00%, 06/01/19 (ETM)	1,995	2,035,159
Series 2, 5.00%, 06/01/19 (ETM)	350	357,045
Series 4, 5.00%, 06/01/19 (ETM)	165	168,322
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/19	540	551,124
State of Wisconsin RB, Series 1, 4.00%, 07/01/19	1,315	1,335,356
Wisconsin Department of Transportation RB
Series 1, 4.00%, 07/01/19	140	142,136
Series 1, 5.00%, 07/01/19	580	593,132
Series 2, 4.00%, 07/01/19	160	162,442
Series I, 5.00%, 07/01/19 (NPFGC-FGIC)	985	1,007,301
WPPI Energy RB, Series A, 5.00%, 07/01/19	105	107,297

		7,035,296

Total Municipal Debt Obligations — 98.7%
(Cost: $267,754,241)		266,400,013

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Liquidity Funds: MuniCash, 1.39%(d)(e)	696	696,196

Total Short-Term Investments — 0.3%
(Cost: $696,196)		696,196

Total Investments in Securities — 99.0%
(Cost: $268,450,437)		267,096,209

Other Assets, Less Liabilities — 1.0%		2,668,208

Net Assets — 100.0%		$269,764,417

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2019 Term Muni Bond ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 09/30/18 (000)	Value at 09/30/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: Muni Cash	1,739	(1,043)	696	$696,196	$3,788	$—		$—

(a) Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$266,400,013	$—	$266,400,013
Money Market Funds	696,196	—	—	696,196

	$696,196	$266,400,013	$—	$267,096,209

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Drinking Water Finance Authority RB, Series A, 3.00%, 08/15/20	$30	$30,553
Alabama Federal Aid Highway Finance Authority RB 5.00%, 09/01/20	1,070	1,128,282
Series A, 5.00%, 09/01/20	100	105,662
Alabama Public School & College Authority RB, Series C, 5.00%, 09/01/20	135	142,618
Auburn University RB, 5.00%, 06/01/20	20	20,966
City of Huntsville AL GO 4.00%, 09/01/20	235	243,869
Series A, 4.00%, 09/01/20	225	233,492
Series A, 5.00%, 08/01/20	40	42,160
State of Alabama GO, Series A, 5.00%, 08/01/20	885	932,630
University of Alabama (The) RB, Series A, 5.00%, 07/01/20	130	136,683

		3,016,915
Alaska — 0.3%
Alaska Municipal Bond Bank Authority RB, Series Three, 5.00%, 09/01/20 (MO)	25	26,299
Municipality of Anchorage AK GO
Series B, 5.00%, 09/01/20	25	26,362
Series B, 5.00%, 09/01/20 (NPFGC)	130	137,084
State of Alaska GO
Series A, 4.00%, 08/01/20	370	382,484
Series A, 5.00%, 08/01/20	25	26,290
Series B, 5.00%, 08/01/20	210	220,836

		819,355
Arizona — 5.5%
Arizona Board of Regents COP
Series B, 5.00%, 06/01/20	65	68,021
Series C, 5.00%, 06/01/20	115	120,345
Arizona Department of Transportation State Highway Fund Revenue RB, Series A, 5.00%, 07/01/20	570	598,797
Arizona School Facilities Board COP, Series A, 5.00%, 09/01/20	850	895,662
Arizona State University RB
Series A, 5.00%, 07/01/20	50	52,544
Series B, 5.00%, 07/01/20	500	525,440
Series C, 5.00%, 07/01/20	85	89,325
Arizona Transportation Board RB 4.00%, 07/01/20	270	279,031
5.00%, 07/01/20	330	346,672
Series A, 5.00%, 07/01/20	100	105,052
Series A, 5.00%, 07/01/22 (PR 07/01/20)	1,485	1,561,344
Series A, 5.00%, 07/01/23 (PR 07/01/20)	200	210,282
City of Chandler AZ Water & Sewer Revenue RB, 4.00%, 07/01/20	80	82,732
City of Flagstaff AZ GOL, Series B, 5.00%, 07/01/20	135	141,892
City of Mesa AZ RB, 5.00%, 07/01/20 (AGM)	25	26,197
City of Mesa AZ Utility System Revenue RB 4.00%, 07/01/20	25	25,849
5.00%, 07/01/20 (NPFGC)	75	78,829
City of Phoenix AZ GO, 4.00%, 07/01/20	1,245	1,287,517
City of Phoenix AZ GOL, Series C, 4.00%, 07/01/20	200	206,830
City of Phoenix Civic Improvement Corp. RB 3.00%, 07/01/20	60	61,034
4.00%, 07/01/20	85	87,917

Security	Par (000)	Value

Arizona (continued)
5.00%, 07/01/20	$2,290	$2,407,729
5.25%, 07/01/20 (NPFGC)	130	137,238
Series A, 3.50%, 07/01/20	160	163,931
Series A, 5.00%, 07/01/20	440	462,354
Series B, 5.00%, 07/01/20	650	683,417
City of Scottsdale AZ GOL, 5.00%, 07/01/20	55	57,789
City of Tempe AZ GO, Series C, 5.00%, 07/01/20	40	42,049
City of Tempe AZ GOL
Series B, 4.00%, 07/01/20	160	165,464
Series B, 5.00%, 07/01/20	170	178,709
Series C, 4.00%, 07/01/20	55	56,878
City of Tucson AZ GOL, Series A, 4.00%, 07/01/20	115	118,806
County of Pima AZ RB, 5.00%, 07/01/20	290	304,804
County of Pima AZ Sewer System Revenue RB 5.00%, 07/01/20	125	131,381
5.00%, 07/01/20 (AGM)	245	257,507
Series A, 5.00%, 07/01/20	440	462,462
Series B, 5.00%, 07/01/20	315	331,081
County of Pinal AZ RB, 5.00%, 08/01/20	25	26,318
Maricopa County Community College District GO 3.00%, 07/01/20	175	178,017
5.00%, 07/01/20	775	814,843
Series D, 4.00%, 07/01/20	570	589,562
Maricopa County High School District No. 210-Phoenix GO, 5.25%, 07/01/20 (AGM)	160	169,078
Maricopa County Unified School District No. 48 Scottsdale GO, 5.00%, 07/01/20	240	252,634
Maricopa County Unified School District No. 80 Chandler GOL, 4.00%, 07/01/20	165	170,866
Pima County Regional Transportation Authority RB, 5.00%, 06/01/20	50	52,433
Scottsdale Municipal Property Corp. RB, 5.00%, 07/01/20	655	688,556
State of Arizona COP, 5.00%, 09/01/20	370	390,590
State of Arizona Lottery Revenue RB, Series A, 5.00%, 07/01/20 (AGM)	80	84,084
University of Arizona RB 5.00%, 08/01/20	50	52,645
Series B, 4.00%, 06/01/20	115	118,705
Series B, 5.00%, 06/01/20	100	104,849
Yavapai County Community College District GOL, 3.00%, 07/01/20	150	152,535

		16,658,626
Arkansas — 0.3%
State of Arkansas GO, 4.00%, 06/15/20	845	872,986

California — 11.1%
91 Express Lanes Toll Road RB, 5.00%, 08/15/20	95	100,418
Acalanes Union High School District GO, 4.00%, 08/01/20	50	52,045
Alameda Unified School District-Alameda County/CA GO, Series A, 0.00%, 08/01/20 (AGM)(a)	200	193,020
California Educational Facilities Authority RB, 5.25%, 09/01/20 (AMBAC)	85	90,624
California State Public Works Board RB 5.00%, 06/01/20	365	384,301
5.00%, 09/01/20	150	159,075
Series A, 5.00%, 06/01/20	100	105,288
Series A, 5.00%, 09/01/20	470	498,435
Series D, 5.00%, 09/01/20	390	413,595
Series F, 5.00%, 09/01/20	155	164,377
Series G, 5.00%, 09/01/20	150	159,075

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
Cerritos Community College District GO, Series A, 5.00%, 08/01/20	$65	$68,824
Chabot-Las Positas Community College District GO, Series A, 4.00%, 08/01/20	100	104,089
Chaffey Community College District GO, Series A, 5.00%, 06/01/20	95	100,103
City & County of San Francisco CA GO 5.00%, 06/15/20	50	52,713
Series R1, 5.00%, 06/15/20	540	569,300
City of Burbank CA Electric Revenue RB, Series A, 5.00%, 06/01/20	145	152,789
City of Los Angeles CA GO
Series A, 5.00%, 09/01/20	80	84,887
Series B, 5.00%, 09/01/20	485	514,629
City of Los Angeles CA Wastewater System Revenue RB
Series A, 4.00%, 06/01/20	130	134,861
Series A, 5.00%, 06/01/20	390	410,951
City of Pasadena CA Electric Revenue RB, Series A, 4.00%, 06/01/20	105	108,838
City of Santa Clara CA Electric Revenue RB, Series A, 5.00%, 07/01/20	25	26,325
Clovis Unified School District GO, Series A, 0.00%, 08/01/20 (NPFGC)(a)	100	96,493
Coast Community College District GO 0.00%, 08/01/20 (NPFGC)(a)	125	120,681
Series A, 5.00%, 08/01/20	60	63,530
Contra Costa Community College District GO, 5.00%, 08/01/20	50	52,942
Corona-Norco Unified School District GO, Series C, 0.00%, 08/01/20 (AGM)(a)	40	38,611
Desert Community College District GO, 5.00%, 08/01/20	25	26,471
East Bay Municipal Utility District Wastewater System Revenue RB, Series A, 5.00%, 06/01/20	20	21,074
East Bay Municipal Utility District Water System Revenue RB
Series A, 5.00%, 06/01/20	150	158,058
Series B, 4.00%, 06/01/20	140	145,235
Series B, 5.00%, 06/01/20	505	532,129
East Side Union High School District GO, 4.00%, 08/01/20	215	223,516
El Camino Community College District GO, 5.00%, 08/01/20	100	105,883
Foothill-De Anza Community College District GO 4.00%, 08/01/20	30	31,227
5.25%, 08/01/20 (NPFGC)	270	287,096
Fremont Unified School District/Alameda County CA GO, Series B, 5.00%, 08/01/20	20	21,177
Fremont Union High School District GO, Series A, 4.00%, 08/01/20	125	129,974
Garden Grove Unified School District GO, Series A, 0.00%, 08/01/20(a)	25	24,119
Grossmont Union High School District GO, 4.00%, 08/01/20	25	26,022
Huntington Beach Union High School District GO, 5.00%, 08/01/20	130	137,648
Livermore-Amador Valley Water Management Agency RB, 5.00%, 08/01/20	75	79,342
Long Beach Community College District GO, Series B, 4.00%, 08/01/20	25	26,022
Long Beach Unified School District GO, 5.00%, 08/01/20	600	635,298
Los Angeles Community College District/CA GO
Series A, 5.00%, 08/01/20	275	290,922
Series C, 5.00%, 08/01/20	65	68,764
Series F, 5.00%, 08/01/20	280	296,212

Security	Par (000)	Value

California (continued)
Los Angeles County Metropolitan Transportation Authority RB
Series A, 5.00%, 06/01/20	$500	$526,015
Series A, 5.00%, 07/01/20	555	585,297
Series B, 5.00%, 06/01/20	180	189,365
Series B, 5.00%, 07/01/20	220	232,010
Series C, 5.00%, 07/01/20	40	42,184
Los Angeles County Public Works Financing Authority RB, 5.00%, 08/01/20	270	285,884
Los Angeles Department of Water & Power System Revenue RB
Series A, 4.00%, 07/01/20	175	181,743
Series A, 5.00%, 07/01/20	565	596,448
Series B, 5.00%, 07/01/20	10	10,557
Series C, 4.00%, 07/01/20	100	103,853
Series E, 5.00%, 07/01/20	300	316,698
Los Angeles Department of Water RB
Series A, 5.00%, 07/01/20	345	364,447
Series B, 5.00%, 07/01/20	115	121,483
Los Angeles Unified School District/CA GO
Series A, 4.00%, 07/01/20	280	290,542
Series A, 5.00%, 07/01/20	550	580,124
Series A-1, 5.00%, 07/01/20	60	63,286
Series A-2, 4.00%, 07/01/20	50	51,883
Series B-1, 5.00%, 07/01/20	700	738,339
Series C, 5.00%, 07/01/20	1,070	1,128,604
Series KRY, 4.00%, 07/01/20	70	72,636
Los Gatos Union School District/CA GO, 4.00%, 08/01/20	45	46,840
Los Rios Community College District GO, 5.00%, 08/01/20	205	217,060
Marin Community College District GO, 4.00%, 08/01/20	150	156,133
Metropolitan Water District of Southern California RB
Series A, 5.00%, 07/01/20	525	554,594
Series C, 5.00%, 07/01/20	40	42,255
Series G, 5.00%, 07/01/20	165	174,301
Milpitas Redevelopment Agency Successor Agency TA, 5.00%, 09/01/20	250	265,125
Morgan Hill Redevelopment Agency Successor Agency TA, Series A, 5.00%, 09/01/20	100	106,050
Mount Diablo Unified School District/CA GO, Series B, 5.00%, 07/01/20	100	105,637
Newport Mesa Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	85	82,093
Oak Grove School District GO, Series B-1, 0.00%, 08/01/20(a)	75	72,344
Ohlone Community College District GO, 4.00%, 08/01/20	100	104,089
Palm Springs Unified School District GO, 5.00%, 08/01/20	40	42,257
Pasadena Area Community College District GO, Series A, 4.00%, 08/01/20	175	182,156
Poway Unified School District GO, 5.00%, 08/01/20	110	116,471
Riverside County Flood Control & Water Conservation District RB, 5.00%, 09/01/20	75	79,582
Riverside County Transportation Commission RB, Series A, 5.00%, 06/01/20	65	68,382
Roseville Joint Union High School District GO, 4.00%, 08/01/20	100	104,089
Sacramento Municipal Utility District RB
Series B, 5.00%, 08/15/20	225	238,345
Series K, 5.90%, 07/01/20 (AMBAC)	160	171,371
Series X, 5.00%, 08/15/20	215	227,752
Series Y, 4.00%, 08/15/20	20	20,820
Series Y, 5.00%, 08/15/20	40	42,372
San Diego Community College District GO, 5.00%, 08/01/20	170	179,970

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

California (continued)
San Diego County Regional Airport Authority RB, Series A, 5.00%, 07/01/20	$100	$105,371
San Diego Public Facilities Financing Authority RB, Series A, 5.00%, 09/01/20, (ETM)	110	116,655
San Diego Public Facilities Financing Authority Water Revenue RB, Series A, 5.00%, 08/01/20	75	79,468
San Diego Unified School District/CA GO, Series R-3, 5.00%, 07/01/20	105	110,770
San Francisco Bay Area Rapid Transit District GO, Series C, 5.00%, 08/01/20	140	147,976
San Francisco Bay Area Rapid Transit District Sales Tax Revenue RB, Series A, 4.00%, 07/01/20	185	191,934
San Francisco Unified School District GO, Series E, 5.00%, 06/15/20	250	263,610
San Gabriel Unified School District GO, Series A, 5.00%, 08/01/20	75	79,412
San Jose Evergreen Community College District GO, Series A, 0.00%, 09/01/20 (AMBAC)(a)	210	202,421
San Jose Financing Authority RB, Series A, 5.00%, 06/01/20	100	105,372
San Mateo County Community College District GO 4.00%, 09/01/20	70	72,991
Series B, 0.00%, 09/01/20 (NPFGC)(a)	415	400,400
San Mateo Joint Powers Financing Authority RB, 5.00%, 06/15/20	125	131,870
San Mateo Union High School District GO, Series A, 5.00%, 09/01/20	410	435,207
San Ramon Valley Unified School District/CA GO, 4.00%, 08/01/20	290	301,858
Santa Clara Unified School District GO, 5.00%, 07/01/20	50	52,748
Santa Monica Community College District GO, 5.00%, 08/01/20	250	264,707
Santa Monica-Malibu Unified School District GO, 0.00%, 08/01/20 (NPFGC)(a)	500	482,725
Sequoia Union High School District GO, 4.00%, 07/01/20	50	51,962
Sonoma County Junior College District GO, 4.00%, 08/01/20	110	114,397
Sonoma Valley Unified School District GO, Series B, 5.00%, 08/01/20	245	259,413
South Orange County Public Financing Authority ST, Series A, 5.00%, 08/15/20	75	79,177
Southern California Public Power Authority RB 4.00%, 07/01/20	135	140,035
5.00%, 07/01/20	490	516,666
Series A, 5.00%, 07/01/20	440	463,945
State of California GO 4.00%, 09/01/20	750	780,750
5.00%, 08/01/20	3,390	3,583,772
5.00%, 09/01/20	3,430	3,634,874
Series B, 5.00%, 09/01/20	900	953,757
Tamalpais Union High School District GO, 5.00%, 08/01/20	30	31,765
Union Elementary School District GO, Series A, 0.00%, 09/01/20 (NPFGC)(a)	700	672,819
Ventura County Community College District GO 4.00%, 08/01/20	125	130,111
5.00%, 08/01/20	65	68,824
Whittier Union High School District GO, Series C, 4.00%, 08/01/20	110	114,498
William S Hart Union High School District GO, 4.00%, 09/01/20	100	104,273

Security	Par (000)	Value

California (continued)
Yosemite Community College District GO, 0.00%, 08/01/20 (AGM)(a)	$165	$159,241

		33,574,268
Colorado — 0.4%
City & County of Denver CO GO, Series D, 5.00%, 08/01/20, (ETM)	20	21,073
E-470 Public Highway Authority RB
Series A, 5.00%, 09/01/20	100	105,314
Series B, 0.00%, 09/01/20 (NPFGC)(a)	150	143,876
Regional Transportation District COP, Series A, 5.00%, 06/01/20	260	272,433
University of Colorado RB
Series A, 5.00%, 06/01/20	260	272,870
Series B, 5.00%, 06/01/20	505	529,997

		1,345,563
Connecticut — 1.1%
Connecticut State Health & Educational Facilities Authority RB
Series B, 5.00%, 07/01/29 (Put 07/01/20)(b)(c)	285	299,247
Series B, 5.00%, 07/01/37 (Put 07/01/20)(b)(c)	325	341,247
State of Connecticut Clean Water Fund - State Revolving Fund RB, Series B, 5.00%, 07/01/20	295	310,791
State of Connecticut GO
Series B, 5.25%, 06/01/20 (AMBAC)	310	324,213
Series C, 5.00%, 06/01/20	520	541,731
Series D, 5.00%, 06/15/20	205	213,764
Series E, 5.00%, 08/15/20	100	104,666
Series E, 5.00%, 09/01/20	200	209,552
State of Connecticut Special Tax Revenue RB
Series A, 5.00%, 08/01/20	455	476,048
Series A, 5.00%, 09/01/20	105	110,075
Series B, 5.00%, 09/01/20	335	351,191
Town of Darien CT GO, 4.00%, 08/01/20	40	41,452
University of Connecticut RB, Series A, 5.00%, 08/15/20	95	99,487

		3,423,464
Delaware — 1.4%
County of New Castle DE GO
Series A, 5.00%, 07/15/20	375	394,901
Series B, 5.00%, 07/15/20	130	136,899
Delaware Transportation Authority RB 5.00%, 07/01/20	760	798,532
5.00%, 09/01/20	160	168,595
Series 2014, 5.00%, 07/01/20	350	367,745
State of Delaware GO 5.00%, 07/01/20	95	99,935
Series A, 4.00%, 08/01/20	150	155,445
Series A, 5.00%, 07/01/20	100	105,194
Series B, 5.00%, 07/01/20	2,000	2,103,880

		4,331,126
District of Columbia — 0.5%
District of Columbia GO
Series A, 5.00%, 06/01/20	265	278,118
Series B, 5.25%, 06/01/20 (AGM-CR, SGI)	305	321,339
Series B, 5.25%, 06/01/20 (SGI)	295	310,803
Series D, 5.00%, 06/01/20	200	209,900
Series E, 5.00%, 06/01/20	410	430,295

		1,550,455
Florida — 6.8%
County of Hillsborough FL RB, 5.00%, 08/01/20	165	173,880

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
County of Miami-Dade FL GO 4.00%, 07/01/20	$65	$67,243
5.00%, 07/01/20	130	136,499
Series A, 5.00%, 07/01/20	760	797,992
Series B, 5.00%, 07/01/20	205	215,248
County of Miami-Dade FL Transit System RB, 5.00%, 07/01/20	405	424,963
County of Palm Beach FL GO 5.00%, 07/01/20	110	115,557
5.00%, 08/01/20	200	210,542
County of Palm Beach FL RB 4.00%, 06/01/20	125	128,965
5.00%, 06/01/20	305	319,637
Florida Department of Environmental Protection RB 5.00%, 07/01/20	1,210	1,271,347
Series A, 5.00%, 07/01/20	130	136,592
Series B, 5.00%, 07/01/20	240	252,168
Florida Water Pollution Control Financing Corp. RB, Series A, 5.00%, 07/15/20	340	358,044
Florida’s Turnpike Enterprise RB
Series A, 5.00%, 07/01/20	905	951,525
Series B, 5.00%, 07/01/20	720	757,015
Series C, 5.00%, 07/01/20	175	183,997
Hillsborough County School Board COP, Series A, 5.00%, 07/01/20	305	320,409
Jacksonville Transportation Authority RB, 5.00%, 08/01/20	250	263,455
Lee County School Board (The) COP, 5.00%, 08/01/20	80	84,172
Leon County School District RB, 5.00%, 09/01/20	325	342,709
Miami-Dade County Expressway Authority RB, Series A, 5.00%, 07/01/20	470	493,166
Orange County School Board COP, Series D, 5.00%, 08/01/20	480	505,301
Orlando-Orange County Expressway Authority RB 5.00%, 07/01/20	335	352,222
Series B, 5.00%, 07/01/20	295	310,166
Palm Beach County School District COP
Series A, 5.00%, 08/01/20	300	315,645
Series B, 5.00%, 08/01/20	165	173,605
Series C, 5.00%, 08/01/20	210	220,951
Series D, 5.00%, 08/01/20	120	126,258
Pasco County School Board COP 5.00%, 08/01/20	200	210,320
Series A, 5.00%, 08/01/20	75	78,870
Reedy Creek Improvement District GOL 5.00%, 06/01/20	175	183,516
Series A, 5.00%, 06/01/20	595	623,953
Series B, 4.00%, 06/01/20	175	180,667
School District of Broward County/FL COP
Series A, 5.00%, 07/01/20	265	278,247
Series B, 5.00%, 07/01/20	460	482,995
Seminole County School Board COP, Series A, 5.00%, 07/01/20	50	52,500
St. Johns County School Board COP, 5.00%, 07/01/20	45	47,250
State of Florida Department of Transportation RB, 5.00%, 07/01/20	60	63,031
State of Florida GO 5.00%, 07/01/20	1,090	1,145,840
Series A, 5.00%, 06/01/20	1,520	1,593,203
Series A, 5.00%, 07/01/20	30	31,537
Series B, 4.00%, 07/01/20	175	180,976

Security	Par (000)	Value

Florida (continued)
Series B, 5.00%, 06/01/20	$2,135	$2,237,821
Series C, 5.00%, 06/01/20	320	335,411
Series D, 5.00%, 06/01/20	530	555,525
Series H, 5.00%, 06/01/20	80	83,853
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/20	835	876,892
Series E, 5.00%, 07/01/20	865	908,397
Series F, 5.00%, 07/01/20	485	509,332
Volusia County School Board COP, Series B, 5.00%, 08/01/20	85	89,433

		20,758,842
Georgia — 2.5%
Georgia State Road & Tollway Authority RB, Series B, 5.00%, 06/01/20	100	104,782
Gwinnett County School District GO, 5.00%, 08/01/20 (SAW)	1,020	1,075,274
Gwinnett County Water &Sewerage Authority RB, 5.00%, 08/01/20 (GTD)	325	342,612
Henry County School District GO, 5.00%, 08/01/20 (SAW)	35	36,884
Metropolitan Atlanta Rapid Transit Authority RB
Series A, 5.00%, 07/01/20	350	368,179
Series A, 5.00%, 07/01/20 (NPFGC)	265	278,764
State of Georgia GO
Series A, 5.00%, 07/01/20	1,700	1,788,893
Series E-1, 4.00%, 07/01/20	290	300,208
Series E-2, 5.00%, 09/01/20	920	972,449
Series I, 4.00%, 07/01/20	235	243,272
Series I, 5.00%, 07/01/20	1,880	1,978,305

		7,489,622
Hawaii — 1.2%
City & County of Honolulu HI GO
Series A, 4.00%, 08/01/20	175	181,321
Series A, 4.00%, 08/01/20 (ETM)	30	31,073
Series B, 5.00%, 08/01/20	890	938,060
City & County of Honolulu HI Wastewater System Revenue RB, Series 2012B, 5.00%, 07/01/20	520	546,822
County of Hawaii HI GO, Series C, 5.00%, 09/01/20	15	15,843
County of Maui HI GO, 5.00%, 09/01/20	210	221,768
State of Hawaii GO
Series EH, 5.00%, 08/01/20	485	510,923
Series EO, 4.00%, 08/01/20	670	693,832
Series EO, 5.00%, 08/01/20	105	110,612
Series EP, 5.00%, 08/01/20	340	358,173

		3,608,427
Idaho — 0.1%
Canyon County School District No. 131 Nampa GO, 4.00%, 08/15/20 (GTD)	115	119,176
Idaho Housing & Finance Association RB, 5.00%, 07/15/20	210	220,386

		339,562
Illinois — 1.0%
Chicago Transit Authority RB, 5.00%, 06/01/20	200	208,726
Regional Transportation Authority RB
Series A, 5.50%, 07/01/20 (NPFGC)	40	42,235
Series A, 6.00%, 07/01/20 (NPFGC)	60	63,863
State of Illinois GO 4.00%, 09/01/20	175	178,098
5.00%, 07/01/20	775	801,691
5.00%, 08/01/20	195	201,747
5.00%, 08/01/20 (AGM)	50	52,012
State of Illinois RB 4.00%, 06/15/20	235	240,438

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
5.00%, 06/15/20	$945	$982,497
Second Series, 5.75%, 06/15/20 (NPFGC)	160	168,334

		2,939,641
Indiana — 1.0%
Ball State University RB
Series Q, 5.00%, 07/01/20	125	131,338
Series R, 5.00%, 07/01/20	275	288,942
City of Indianapolis Department of Public Utilities Gas Utility Revenue RB, Series C, 5.25%, 06/01/20 (AGC)	105	110,519
Indiana Finance Authority RB 5.25%, 07/01/20	215	227,085
Series C, 5.00%, 07/01/20	275	289,283
Series I, 5.00%, 07/01/20	25	26,299
Indiana University RB
Series A, 5.00%, 06/01/20	300	314,748
Series U, 5.00%, 08/01/20	65	68,498
Series V-1, 5.00%, 08/01/20	45	47,422
Series W-2, 5.00%, 08/01/20	315	331,953
Indianapolis Local Public Improvement Bond Bank RB
Series D, 5.00%, 06/01/20	50	52,450
Series K, 5.00%, 06/01/20	190	198,767
Purdue University RB
Series A, 4.00%, 07/01/20	500	517,250
Series A, 5.00%, 07/01/20	220	231,504
Series AA, 4.00%, 07/01/20	50	51,725
Series Y, 5.00%, 07/01/20	130	136,705
Series Z-1, 5.00%, 07/01/20	95	99,900

		3,124,388
Iowa — 0.9%
City of Cedar Rapids IA GO, Series A, 5.00%, 06/01/20	715	749,670
City of Des Moines IA GO, Series A, 5.00%, 06/01/20	360	377,395
Iowa City Community School District RB, 5.00%, 06/01/20	75	78,574
Iowa Finance Authority RB 5.00%, 08/01/20	605	637,338
Series A, 5.00%, 08/01/20	300	316,035
State of Iowa RB 4.00%, 06/15/20	205	211,720
4.50%, 06/15/22 (PR 06/15/20)	100	104,128
5.00%, 06/15/20	235	246,616

		2,721,476
Kansas — 1.0%
City of Topeka KS GO, Series A, 5.00%, 08/15/20	50	52,729
City of Wichita KS GO
Series 811, 5.00%, 06/01/20	145	152,105
Series A, 4.00%, 09/01/20	55	57,055
Johnson County Unified School District No. 232 De Soto GO
Series A, 5.00%, 09/01/20	210	221,525
Series B, 5.00%, 09/01/20	150	158,232
Johnson County Unified School District No. 233 Olathe GO,
Series C, 5.00%, 09/01/20	100	105,488
Kansas Turnpike Authority RB, Series A, 5.00%, 09/01/20	25	26,382
State of Kansas Department of Transportation RB
Series A, 3.13%, 09/01/20	10	10,204
Series A, 5.00%, 09/01/20	500	527,730
Series B, 5.00%, 09/01/20	775	817,981
Series C, 5.00%, 09/01/20	570	601,612

Security	Par (000)	Value

Kansas (continued)
Wyandotte County Unified School District No. 500 Kansas City GO 4.00%, 09/01/20	$250	$259,053
5.25%, 09/01/20 (AGM)	75	79,466

		3,069,562
Kentucky — 0.1%
Kentucky State Property & Building Commission RB 4.00%, 08/01/20	60	61,795
5.00%, 08/01/20	55	57,625
5.50%, 08/01/20 (AMBAC)	10	10,566
Kentucky Turnpike Authority RB, Series A, 5.00%, 07/01/20	205	214,816

		344,802
Louisiana — 0.9%
Louisiana State Citizens Property Insurance Corp. RB, 5.00%, 06/01/20	105	109,774
St. Tammany Parish Sales Tax District No. 3 RB, 4.00%, 06/01/20	105	108,278
State of Louisiana GO
Series A, 5.00%, 08/01/20	250	263,315
Series A, 5.00%, 09/01/20	100	105,565
Series A, 5.00%, 09/01/23 (PR 09/01/20)	1,000	1,055,070
Series A, 5.00%, 09/01/28 (PR 09/01/20)	100	105,507
Series C, 4.00%, 07/15/20	140	144,861
Series C, 5.00%, 07/15/20	430	452,433
Series C, 5.00%, 08/01/20	100	105,326
State of Louisiana RB, Series A, 5.00%, 06/15/20	255	267,036

		2,717,165
Maine — 0.2%
Maine Municipal Bond Bank RB, Series A, 5.00%, 09/01/20	85	89,402
Maine Turnpike Authority RB, 5.00%, 07/01/20	165	173,278
State of Maine GO, Series B, 4.00%, 06/01/20	410	423,141

		685,821
Maryland — 5.1%
City of Baltimore MD RB, Series D, 5.00%, 07/01/20	700	735,861
City of Frederick MD GO, 5.00%, 09/01/20	700	739,228
County of Baltimore MD GO 4.00%, 08/01/20	235	243,401
5.00%, 08/01/20	860	906,122
Series B, 5.00%, 08/01/20	125	131,704
County of Frederick MD GO, 4.00%, 08/01/20	25	25,898
County of Montgomery MD GO
Series A, 5.00%, 07/01/20	840	883,327
Series A, 5.00%, 08/01/20	200	210,764
County of Prince George’s MD GOL
Series A, 5.00%, 09/01/20	250	264,155
Series B, 4.00%, 07/15/20	420	434,956
Maryland State Transportation Authority RB, Series A, 5.00%, 07/01/20	190	199,633
State of Maryland Department of Transportation RB 5.00%, 06/01/20	95	99,607
5.00%, 09/01/20	1,625	1,715,122
State of Maryland GO
Second Series E, 4.50%, 08/01/20	1,520	1,587,655
Series A, 5.00%, 08/01/20	355	373,975
Series B, 5.00%, 08/01/20	1,975	2,080,564
Series C, 5.00%, 08/01/20	1,815	1,912,012
Series C, 5.25%, 08/01/20	1,000	1,057,920

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Maryland (continued)
Washington Suburban Sanitary Commission GO 5.00%, 06/01/20	$1,135	$1,190,615
Second Series, 5.00%, 06/01/20	350	367,150
Series A, 4.00%, 06/01/20	175	180,724

		15,340,393
Massachusetts — 5.9%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue RB, Series A, 5.00%, 06/15/20	1,760	1,848,510
Commonwealth of Massachusetts GO, Series A, 5.25%, 08/01/20 (AMBAC)	565	597,934
Commonwealth of Massachusetts GOL
Series A, 5.25%, 08/01/20	305	322,778
Series A, 5.25%, 08/01/20 (AGM)	375	396,859
Series B, 3.00%, 08/01/20	100	101,805
Series B, 4.00%, 08/01/20	50	51,797
Series B, 4.00%, 06/01/28 (PR 06/01/20)	350	361,567
Series B, 5.00%, 08/01/20	905	953,707
Series B, 5.00%, 06/01/25 (PR 06/01/20)	2,330	2,444,939
Series B, 5.00%, 08/01/25 (PR 08/01/20)	135	142,240
Series B, 5.25%, 08/01/20	895	947,170
Series B, 5.25%, 09/01/20 (AGM)	160	169,744
Series C, 5.00%, 07/01/20	40	42,063
Series C, 5.00%, 08/01/20	1,030	1,085,435
Series D, 1.05%, 08/01/43 (Put 07/01/20)(b)(c)	700	686,154
Series D, 5.50%, 08/01/20	20	21,255
Series E, 5.00%, 09/01/20	445	470,022
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/20	620	652,308
Series A, 5.25%, 07/01/20	315	332,706
Series B, 5.25%, 07/01/20	915	966,433
Series C, 5.00%, 07/01/20	565	594,346
Series C, 5.50%, 07/01/20	55	58,326
Massachusetts Clean Water Trust (The) RB 5.00%, 08/01/20	490	516,554
5.25%, 08/01/20	90	95,279
Series 15A, 5.00%, 08/01/20	450	474,385
Massachusetts Port Authority RB, Series C, 5.00%, 07/01/20	45	47,266
Massachusetts School Building Authority RB
Series B, 4.00%, 08/15/20	320	331,382
Series B, 5.00%, 08/15/20	1,060	1,117,039
Series C, 5.00%, 08/15/20 (ETM)	405	427,178
Massachusetts Water Resources Authority RB
Series A, 4.00%, 08/01/20 (ETM)	35	36,251
Series A, 5.00%, 08/01/40 (PR 08/01/20)	600	631,626
Series J, 5.50%, 08/01/20 (AGM)	745	792,032
Series J, 5.50%, 08/01/20 (ETM) (AGM)	30	31,849

		17,748,939
Michigan — 0.1%
Michigan State University RB, Series A, 5.00%, 08/15/20	205	215,992

Minnesota — 2.0%
Metropolitan Council GO
Series D, 5.00%, 09/01/20	125	132,029
Series E, 5.00%, 09/01/20	250	264,057
State of Minnesota GO 5.00%, 08/01/20	325	342,612
5.00%, 08/01/20 (ETM)	5	5,268
Series A, 5.00%, 08/01/20	455	479,657
Series B, 4.00%, 08/01/20	225	233,168
Series B, 5.00%, 08/01/20	1,435	1,512,763

Security	Par (000)	Value

Minnesota (continued)
Series D, 5.00%, 08/01/20	$1,315	$1,386,260
Series D, 5.00%, 08/01/20 (ETM)	10	10,527
Series E, 5.00%, 08/01/20	250	263,547
State of Minnesota RB, Series A, 5.00%, 06/01/20	485	508,925
University of Minnesota RB 4.00%, 08/01/20	170	176,016
5.00%, 08/01/20	120	126,391
Series A, 5.00%, 09/01/20	500	528,115

		5,969,335
Missouri — 0.4%
Missouri State Environmental Improvement & Energy Resources Authority RB, 5.00%, 07/01/20	1,145	1,204,471

Montana — 0.0%
Montana Department of Transportation RB, 3.00%, 06/01/20	20	20,256
State of Montana GO, 5.00%, 08/01/20	100	105,400

		125,656
Nebraska — 0.5%
City of Lincoln NE Electric System Revenue RB, Series A, 5.00%, 09/01/20	740	781,040
Douglas County School District No. 17/NE GO 4.00%, 06/15/20	100	103,329
Series B, 5.00%, 06/15/20	100	104,995
Nebraska Public Power District RB, 5.00%, 07/01/20	430	452,029
University of Nebraska RB, 5.00%, 07/01/20	50	52,509

		1,493,902
Nevada — 2.0%
City of Las Vegas NV GOL 5.00%, 09/01/20	50	52,744
Series A, 5.00%, 06/01/20	100	104,799
Clark County School District GOL
Series A, 5.00%, 06/15/20	170	177,995
Series B, 5.00%, 06/15/20	1,395	1,460,606
Series D, 5.00%, 06/15/20	200	209,406
Clark County Water Reclamation District GOL, 5.00%, 07/01/20	165	173,336
County of Clark Department of Aviation RB 5.00%, 07/01/20	80	83,915
Series C, 5.00%, 07/01/20	60	62,936
County of Clark NV GOL, 5.00%, 06/01/20	205	214,873
County of Clark NV RB 5.00%, 07/01/20	575	603,646
Series B, 5.00%, 07/01/20	120	126,042
Las Vegas Valley Water District GOL
Series A, 4.00%, 06/01/20	160	165,101
Series A, 5.00%, 06/01/20	260	272,522
Series B, 5.00%, 06/01/20	135	141,502
Nevada System of Higher Education RB
Series A, 5.00%, 07/01/20	280	294,146
Series B, 4.00%, 07/01/20	500	516,725
State of Nevada GOL 5.00%, 06/01/20	335	351,077
5.00%, 08/01/20	580	610,462
Series B, 5.00%, 08/01/20	30	31,576
Series C, 5.00%, 06/01/20	325	340,597
Series C, 5.00%, 08/01/20	95	99,989
Washoe County School District/NV GOL, Series F, 5.00%, 06/01/20	50	52,298

		6,146,293

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Hampshire — 0.5%
New Hampshire Health and Education Facilities Authority Act RB, 5.00%, 07/01/20	$165	$173,220
New Hampshire Municipal Bond Bank RB
Series A, 5.00%, 08/15/20	350	369,099
Series B, 5.00%, 08/15/20	115	121,340
Series C, 5.25%, 08/15/20	185	196,045
State of New Hampshire GO
Series A, 3.50%, 07/01/20	140	143,682
Series A, 5.00%, 07/01/20	100	105,194
Series B, 5.00%, 06/01/20	235	246,633
State of New Hampshire RB, 5.00%, 09/01/20	210	221,241

		1,576,454
New Jersey — 2.1%
New Jersey Building Authority RB
Series A, 3.00%, 06/15/20	20	20,199
Series A, 3.00%, 06/15/20 (ETM)	5	5,073
Series A, 5.00%, 06/15/20	355	370,297
New Jersey Economic Development Authority RB 5.00%, 06/15/20	30	31,211
5.00%, 09/01/20	100	104,718
5.00%, 09/01/20 (ETM)	230	242,001
Series A, 5.00%, 06/15/20	250	260,772
Series DDD, 5.00%, 06/15/20	280	292,065
Series EE, 4.50%, 09/01/20	65	67,463
Series XX, 5.00%, 06/15/20 (SAP)	320	333,789
New Jersey Educational Facilities Authority RB 5.00%, 06/01/20 (SAP)	85	88,581
5.00%, 09/01/20	30	31,387
Series A, 5.00%, 07/01/20	25	26,312
New Jersey Transportation Trust Fund Authority RB
Series A, 4.00%, 06/15/20	75	76,988
Series A, 5.00%, 06/15/20	345	359,866
Series A, 5.00%, 06/15/20 (SAP)	205	213,833
Series A-1, 5.00%, 06/15/20	450	469,930
Series AA, 5.00%, 06/15/20	845	881,412
Series AA, 5.00%, 06/15/20 (SAP)	310	323,358
Series B, 5.00%, 06/15/20	685	714,517
State of New Jersey GO 5.00%, 06/01/20	340	355,120
5.25%, 08/01/20	20	21,062
Series Q, 4.00%, 08/15/20	275	283,654
Series Q, 5.00%, 08/15/20	650	682,285

		6,255,893
New Mexico — 1.3%
Albuquerque Bernalillo County Water Utility Authority RB, 5.00%, 07/01/20	75	78,789
New Mexico Finance Authority RB 4.00%, 06/15/20	245	253,073
Series A, 5.00%, 06/15/20	35	36,730
Series B, 5.00%, 06/01/20	65	68,152
Series B, 5.00%, 06/15/20	1,060	1,112,576
Series D, 5.00%, 06/01/20	300	314,547
State of New Mexico Severance Tax Permanent Fund RB
Series A, 5.00%, 07/01/20	810	851,066
Series B, 4.00%, 07/01/20	1,040	1,074,783
University of New Mexico (The) RB, Series C, 5.00%, 06/01/20	115	120,557

		3,910,273

Security	Par (000)	Value

New York — 7.7%
City of New York NY GO
Series 1, 4.00%, 08/01/20	$145	$150,237
Series A, 5.00%, 08/01/20	1,125	1,185,750
Series B, 0.00%, 06/01/20(a)	70	67,553
Series B, 3.00%, 08/01/20	255	259,649
Series B, 4.00%, 08/01/20	275	284,933
Series B, 5.00%, 08/01/20	1,870	1,970,980
Series C, 3.00%, 08/01/20	25	25,456
Series C, 5.00%, 08/01/20	1,770	1,865,580
Series D, 5.00%, 08/01/20	470	495,380
Series E, 4.00%, 08/01/20	270	279,752
Series E, 5.00%, 08/01/20	500	527,000
Series F, 4.00%, 08/01/20	170	176,140
Series F, 5.00%, 08/01/20	650	685,100
Series G, 4.00%, 08/01/20	150	155,418
Series G, 5.00%, 08/01/20	395	416,330
Series H, 5.00%, 08/01/20	435	458,490
Series H-2, 5.00%, 06/01/20	230	241,346
Series I, 3.50%, 08/01/20	50	51,359
Series I, 5.00%, 08/01/20	1,125	1,185,750
Series J, 5.00%, 08/01/20	2,890	3,046,060
Series J7, 5.00%, 08/01/20	275	289,850
Series K, 5.00%, 08/01/20	175	184,450
Subseries 1, 5.00%, 08/01/20	120	126,480
Subseries 1, 5.00%, 08/01/20 (ETM)	5	5,266
Subseries I-1, 5.00%, 08/01/20	5	5,270
Subseries I-1, 5.00%, 08/01/20 (ETM)	155	163,255
County of Orange NY GOL, Series B, 4.00%, 07/01/20	35	36,220
East Islip Union Free School District GO, Series A, 5.00%, 06/15/20 (SAW)	175	183,951
Long Island Power Authority RB, 0.00%, 06/01/20 (AGM)(a)	100	96,251
New York City Transitional Finance Authority Building Aid Revenue RB
Series S-1, 4.00%, 07/15/20 (SAW)	100	103,561
Series S-1, 4.00%, 07/15/20 (ETM) (SAW)	215	222,850
Series S-1, 5.00%, 07/15/20 (SAW)	410	431,759
Series S-1, 5.00%, 07/15/20 (ETM) (SAW)	365	384,370
Series S-1A, 3.00%, 07/15/20 (ETM) (SAW)	45	45,817
Series S-1A, 5.00%, 07/15/20 (SAW)	85	89,511
Series S-1A, 5.00%, 07/15/20 (ETM) (SAW)	190	199,741
Series S-2, 4.00%, 07/15/20 (SAW)	225	233,012
New York City Transitional Finance Authority Future Tax Secured Revenue RB
Series A-1, 5.00%, 08/01/20	335	353,090
Series B, 5.00%, 08/01/20	400	421,600
Series B, 5.00%, 08/01/20 (ETM)	85	89,527
New York City Water & Sewer System RB
Series D, 0.00%, 06/15/20(a)	220	212,276
Series EE, 4.00%, 06/15/20	25	25,871
Series FF, 5.00%, 06/15/20	260	273,390
Series GG, 4.00%, 06/15/20	310	320,797
Series GG, 5.00%, 06/15/20	260	273,390
New York State Dormitory Authority RB 5.00%, 07/01/20 (SAP)	510	536,489
Series A, 4.00%, 07/01/20	25	25,867
Series A, 4.13%, 07/01/20	230	238,627
Series A, 5.00%, 07/01/20	1,115	1,172,564
Series A, 5.50%, 07/01/20 (NPFGC)	195	206,794
Series C, 5.00%, 06/15/20	105	110,280

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York State Environmental Facilities Corp. RB 4.00%, 06/15/20	$190	$196,650
5.00%, 06/15/20	1,050	1,104,253
Series A, 3.50%, 06/15/20	110	112,933
Series A, 5.00%, 06/15/20	360	378,601
Series A, 5.00%, 08/15/20	165	174,316
Series B, 5.00%, 08/15/20	120	126,775
North Colonie Central School District GO, 4.00%, 07/15/20 (SAW)	100	103,668
Port Authority of New York & New Jersey RB 3.00%, 07/15/20	75	76,467
5.00%, 07/15/20	100	105,452
Series 180, 5.00%, 06/01/20	350	367,798
Suffolk County Water Authority RB, 5.00%, 06/01/20, (ETM)	20	21,014
Town of Hempstead NY GOL, 5.00%, 08/15/20	65	68,608

		23,426,974
North Carolina — 2.6%
City of Charlotte NC Airport Revenue RB
Series A, 5.00%, 07/01/20	270	283,832
Series C, 5.00%, 07/01/20	155	162,941
City of Charlotte NC GO
Series A, 5.00%, 07/01/20	515	541,749
Series C, 5.00%, 06/01/20	25	26,238
City of Charlotte NC Water & Sewer System Revenue RB 5.00%, 07/01/20	970	1,020,382
Series B, 5.00%, 07/01/20	90	94,675
City of Durham NC GO, 5.00%, 09/01/20	215	227,173
City of Greensboro NC Combined Water & Sewer System Revenue RB, 5.25%, 06/01/20	595	626,773
City of Raleigh NC GO, Series A, 5.00%, 09/01/20	225	237,739
City of Winston-Salem NC GO, Series 2010B, 4.00%, 06/01/20	50	51,661
City of Winston-Salem NC Water & Sewer System Revenue RB, Series A, 5.00%, 06/01/20	50	52,466
County of Buncombe NC RB, Series A, 5.00%, 06/01/20	205	215,088
County of Forsyth NC GO, Series E, 4.00%, 07/01/20	210	217,318
County of Guilford NC GO, Series D, 5.00%, 08/01/20	300	316,257
County of Mecklenburg NC GO, Series A, 5.00%, 09/01/20	1,075	1,135,866
County of New Hanover NC GO, Series A, 5.00%, 06/01/20	25	26,238
County of Onslow NC RB, 5.00%, 06/01/20	60	62,920
County of Wake NC GO, 5.00%, 09/01/20	80	84,576
State of North Carolina GO 5.00%, 06/01/20	500	524,750
Series 2013-D, 4.00%, 06/01/20	585	604,428
Series A, 5.00%, 06/01/20	50	52,475
Series B, 5.00%, 06/01/20	775	813,362
State of North Carolina RB, Series B, 5.00%, 06/01/20	525	550,898

		7,929,805
Ohio — 2.9%
City of Columbus OH GO
Series 1, 4.00%, 07/01/20	585	605,282
Series 1, 5.00%, 07/01/20	285	299,752
Series A, 5.00%, 07/01/20	120	126,211
Series A, 5.00%, 08/15/20	260	274,334
City of Columbus OH GOL 4.00%, 08/15/20	225	233,296
5.00%, 08/15/20	50	52,757
Cleveland State University RB, 5.00%, 06/01/20	125	130,851

Security	Par (000)	Value

Ohio (continued)
County of Franklin OH Sales Tax Revenue RB, 5.00%, 06/01/20	$250	$262,332
Miami University/Oxford OH RB, 5.00%, 09/01/20	600	633,043
Ohio State University (The) RB
Series A, 4.00%, 06/01/20	130	134,274
Series A, 5.00%, 06/01/20	185	194,095
Series B, 5.00%, 06/01/20	95	99,670
Ohio State Water Development Authority RB 5.00%, 06/01/20	335	351,469
Series A, 5.00%, 06/01/20	360	377,698
Ohio Water Development Authority RB 4.00%, 06/01/20	225	232,398
Series C, 5.00%, 06/01/20	70	73,441
Ohio Water Development Authority Water Pollution Control Loan Fund RB, Series 2015A, 5.00%, 06/01/20	125	131,145
State of Ohio Department of Administration COP, 5.00%, 09/01/20	120	126,517
State of Ohio GO 5.00%, 08/01/20	60	63,251
5.00%, 09/01/20	250	264,155
Series A, 5.00%, 09/01/20	925	977,373
Series B, 4.00%, 08/01/20	180	186,534
Series B, 5.00%, 06/15/20	260	273,166
Series B, 5.00%, 08/01/20	915	964,583
Series B, 5.00%, 09/01/20	100	105,662
Series C, 5.00%, 08/01/20	1,245	1,312,466
University of Cincinnati RB
Series A, 5.00%, 06/01/20	85	89,022
Series F, 5.00%, 06/01/20	125	130,915

		8,705,692
Oklahoma — 0.5%
Grand River Dam Authority RB
Series A, 4.00%, 06/01/20	30	30,947
Series A, 5.00%, 06/01/20	525	550,105
Oklahoma Capital Improvement Authority RB
Series A, 5.00%, 07/01/20	450	472,419
Series B, 3.00%, 07/01/20	100	101,569
Oklahoma Capitol Improvement Authority RB, Series A, 3.00%, 07/01/20	25	25,392
Oklahoma City Water Utilities Trust RB, 4.00%, 07/01/20	175	180,884
Tulsa County Industrial Authority RB, 4.00%, 09/01/20	20	20,682

		1,381,998
Oregon — 1.1%
City of Portland OR Sewer System Revenue RB
Series A, 5.00%, 06/01/20	160	167,758
Series A, 5.00%, 08/01/20	405	426,420
City of Tigard OR Water Revenue RB, 4.00%, 08/01/20	110	113,792
Clackamas County School District No. 12 North Clackamas GO, 5.00%, 06/15/20 (GTD)	100	104,943
Deschutes County Administrative School District No. 1 Bend-La Pine GO, 5.00%, 06/15/20 (GTD)	55	57,719
Metro/OR GO 5.00%, 06/01/20	530	555,790
Series A, 5.00%, 06/01/20	160	167,786
Port of Portland OR Airport Revenue RB, Series 23, 5.00%, 07/01/20	150	157,526
Portland Community College District GO, 5.00%, 06/15/20	420	440,832

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
State of Oregon GO
Series A, 4.00%, 08/01/20	$240	$248,448
Series C, 5.00%, 06/01/20	325	340,759
Series N, 5.00%, 08/01/20	35	36,858
Washington & Multnomah Counties School District No. 48J Beaverton GO 4.00%, 06/15/20 (GTD)	185	191,064
Series B, 4.00%, 06/15/20 (GTD)	175	180,736
Washington Clackamas & Yamhill Counties School District No. 88J GO, 5.00%, 06/15/20 (GTD)	235	246,496

		3,436,927
Pennsylvania — 1.7%
City of Philadelphia PA Airport Revenue RB, Series A, 5.00%, 06/15/20	55	57,671
City of Philadelphia PA GO, Series A, 5.00%, 07/15/20	110	115,303
City of Philadelphia PA Water & Wastewater Revenue RB, Series A, 5.00%, 07/01/20	150	157,394
City of Pittsburgh PA GO, Series A, 5.00%, 09/01/20	300	316,116
Commonwealth of Pennsylvania GO 5.38%, 07/01/20 (AGM)	300	316,545
First Series, 5.00%, 06/01/20	275	287,782
First Series, 5.00%, 07/01/20	560	587,306
Second Series, 5.00%, 07/01/20	900	943,884
Series T, 5.00%, 07/01/20	170	177,930
County of Bucks PA GO, 5.00%, 06/01/20	500	524,750
County of Butler PA GO, 5.00%, 07/15/20	150	157,826
County of Chester PA GO, 5.00%, 07/15/20	650	684,495
Delaware County Authority RB, 5.00%, 08/01/20	230	241,868
Delaware River Joint Toll Bridge Commission RB, 5.00%, 07/01/20	20	21,007
Pennsylvania Higher Educational Facilities Authority RB, Series AL, 5.00%, 06/15/20	50	52,403
Pennsylvania Intergovernmental Cooperation Authority ST, 5.00%, 06/15/20	235	246,900
Pennsylvania Turnpike Commission RB, Series A, 5.25%, 07/15/20 (AGM)	25	26,373
Pittsburgh Water & Sewer Authority RB, Series A, 5.00%, 09/01/20 (AGM)	245	258,161

		5,173,714
Rhode Island — 0.5%
Rhode Island Commerce Corp. RB, 5.00%, 06/15/20	710	744,975
Rhode Island Health & Educational Building Corp. RB, Series A, 4.50%, 09/01/20	210	219,685
State of Rhode Island GO 5.00%, 08/01/20	400	420,936
Series D, 5.00%, 08/01/20	160	168,374
Series SE, 5.00%, 08/01/20	100	105,234

		1,659,204
South Carolina — 0.7%
State of South Carolina GO
Series A, 5.00%, 06/01/20	150	157,425
Series A, 5.00%, 07/01/20 (SAW)	140	147,272
Series A, 5.00%, 08/01/20 (SAW)	1,500	1,581,285
Series F, 5.00%, 06/01/20 (SAW)	90	94,455

		1,980,437
Tennessee — 1.8%
City of Memphis TN GO, Series D, 4.00%, 07/01/20	50	51,725
County of Blount TN GO, 4.00%, 06/01/20	265	273,713
County of Knox TN GO, 5.00%, 06/01/20	225	236,099

Security	Par (000)	Value

Tennessee (continued)
County of Sumner TN GO, 5.00%, 06/01/20	$145	$152,128
County of Washington TN GO, Series A, 4.00%, 06/01/20	300	309,864
Metropolitan Government of Nashville & Davidson County Sports Authority RB, Series A, 5.00%, 07/01/20	50	52,553
Metropolitan Government of Nashville & Davidson County TN GO 5.00%, 07/01/20	625	657,238
Series A, 4.00%, 07/01/20	195	201,727
Series A, 5.00%, 07/01/20	240	252,379
Series C, 5.00%, 07/01/20	75	78,869
Series D, 4.00%, 07/01/20	410	424,145
Series D, 5.00%, 07/01/20	355	373,311
Metropolitan Government of Nashville & Davidson County TN Water & Sewer Revenue RB
5.00%, 07/01/20	235	246,914
Series A, 4.00%, 07/01/20	125	129,246
State of Tennessee GO
Series A, 5.00%, 08/01/20	1,555	1,639,266
Series A, 5.00%, 09/01/20	40	42,265
Series B, 5.00%, 08/01/20	200	210,838

		5,332,280
Texas — 8.3%
Austin Community College District GOL, 5.00%, 08/01/20	200	210,800
Austin Independent School District GO 5.00%, 08/01/20 (PSF)	150	157,962
Series A, 4.50%, 08/01/20 (PSF)	220	229,711
Series A, 5.00%, 08/01/20 (PSF)	350	368,578
Series B, 5.00%, 08/01/20	100	105,419
Board of Regents of the University of Texas System RB, Series B, 3.00%, 08/15/20	50	50,894
Central Texas Turnpike System RB 0.00%, 08/15/20 (ETM) (AMBAC)(a)	15	14,394
Series A, 0.00%, 08/15/20 (AMBAC)(a)	230	220,211
City of Arlington TX GOL, 5.00%, 08/15/20	90	94,809
City of Austin TX GOL
5.00%, 09/01/20	695	732,738
Series A, 4.00%, 09/01/20	230	238,197
City of Austin/TX GOL, Series A, 4.50%, 09/01/20	145	151,521
City of Beaumont TX Waterworks & Sewer System Revenue RB
5.00%, 09/01/20	35	36,880
Series A, 5.00%, 09/01/20 (AGM)	50	52,638
City of Brownsville TX Utilities System Revenue RB, Series A, 5.00%, 09/01/20	100	105,275
City of Corpus Christi TX Utility System Revenue RB, 4.50%, 07/15/20	95	98,957
City of El Paso TX GOL, Series A, 5.00%, 08/15/20	190	200,081
City of Houston TX Airport System Revenue RB
Series B, 5.00%, 07/01/20	100	104,946
Series D, 5.00%, 07/01/20	150	157,419
Subseries B, 5.00%, 07/01/20	100	104,946
City of Houston TX RB, 5.00%, 09/01/20	150	157,625
City of Irving TX Waterworks & Sewer System Revenue RB, 4.50%, 08/15/20	360	376,088
City of Plano TX GOL
4.00%, 09/01/20	250	259,483
Series 2013, 5.00%, 09/01/20	875	924,542
City of Round Rock TX GOL, 4.00%, 08/15/20	85	88,134
County of Bexar TX GOL, 5.00%, 06/15/20	200	209,852
County of Denton TX GOL, 5.00%, 07/15/20	180	189,261

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Texas (continued)
County of Harris TX RB, Series B, 5.00%, 08/15/20	$305	$321,412
Dallas Independent School District GO, 5.00%, 08/15/20 (PSF)	180	189,754
Del Mar College District GOL, 5.00%, 08/15/20	20	21,061
Denton Independent School District GO, Series C, 5.00%, 08/15/20 (PSF)	195	205,567
Eanes Independent School District GO, 5.00%, 08/01/20 (PSF)	335	352,782
El Paso Independent School District GO, 5.00%, 08/15/20 (PSF)	5	5,271
Fort Bend Independent School District GO 5.00%, 08/15/20 (PSF)	325	342,612
Series A, 4.00%, 08/15/20 (PSF)	150	155,391
Frisco Independent School District GO
Series A, 4.50%, 08/15/20 (PSF)	75	78,380
Series B, 5.00%, 08/15/20 (PSF)	75	79,064
Grapevine-Colleyville Independent School District GO 5.00%, 08/15/20 (PSF)	110	115,961
Series A, 5.00%, 08/15/20	225	237,404
Series B, 4.00%, 08/15/20	125	129,609
Harris County Toll Road Authority (The) RB, Series A, 5.00%, 08/15/20	75	79,036
Hays Consolidated Independent School District GO, 5.00%, 08/15/20 (PSF)	125	131,774
Keller Independent School District/TX GO, Series A, 5.00%, 08/15/20 (PSF)	165	173,942
Leander Independent School District GO 0.00%, 08/15/20 (PSF)(a)	200	191,948
4.00%, 08/15/20 (PSF)	160	165,750
Series A, 0.00%, 08/15/20 (PSF)(a)	1,050	1,007,727
Series D, 0.00%, 08/15/20 (PSF)(a)	175	167,578
Lewisville Independent School District GO 0.00%, 08/15/20 (PSF)(a)	20	19,223
Series A, 4.00%, 08/15/20 (PSF)	15	15,539
Series A, 5.00%, 08/15/20 (PSF)	845	890,790
Series B, 4.00%, 08/15/20	1,105	1,145,741
Lone Star College System GOL, Series A, 5.00%, 08/15/20	475	501,277
Mesquite Independent School District GO
Series B, 4.00%, 08/15/20 (PSF)	160	165,750
Series B, 5.00%, 08/15/20 (PSF)	20	21,084
Series E, 5.00%, 08/15/20 (PSF)	125	131,774
Metropolitan Transit Authority of Harris County RB, Series A, 5.00%, 08/15/20	10	10,536
North East Independent School District/TX GO, 5.00%, 08/01/20 (PSF)	75	78,981
North Texas Municipal Water District RB, 5.00%, 06/01/20	1,695	1,775,207
North Texas Municipal Water District Water System Revenue RB 4.00%, 09/01/20	80	82,836
5.00%, 09/01/20	825	869,641
5.25%, 09/01/20	240	254,105
Northside Independent School District GO, 4.00%, 08/15/20 (PSF)	80	82,875
Permanent University Fund - Texas A&M University System RB 4.00%, 07/01/20	200	206,864
Series A, 5.00%, 07/01/20	465	488,906
Permanent University Fund - University of Texas System RB, Series B, 5.00%, 07/01/20	655	688,556
Round Rock Independent School District GO 5.00%, 08/01/20	900	947,106

Security	Par (000)	Value

Texas (continued)
5.00%, 08/01/20 (PSF)	$340	$358,047
Socorro Independent School District GO 4.00%, 08/15/20 (PSF)	150	155,391
Series A, 5.00%, 08/15/20 (PSF)	110	115,961
Spring Independent School District GO 5.00%, 08/15/20 (BAM)	40	42,175
5.00%, 08/15/20 (PSF)	790	832,810
State of Texas GO 5.00%, 08/01/20	285	300,129
Series B, 5.00%, 08/01/20	195	205,314
Series C-1, 5.00%, 08/01/20	610	642,263
Tarrant Regional Water District RB, 5.00%, 09/01/20	30	31,658
Texas City Independent School District/TX GO, 3.00%, 08/15/20 (PSF)	100	101,769
Texas Municipal Power Agency RB, 5.00%, 09/01/20	200	210,666
Texas Tech University RB, Series A, 5.00%, 08/15/20	215	226,692
Trinity River Authority Central Regional Wastewater System
Revenue RB, 5.00%, 08/01/20	250	263,315
University of Texas System (The) RB
Series A, 4.00%, 08/15/20	510	528,426
Series A, 5.00%, 08/15/20	1,030	1,086,011
Series B, 5.00%, 08/15/20	1,215	1,281,072
Series D, 5.00%, 08/15/20	380	400,664
Series E, 5.00%, 08/15/20	100	105,438
Ysleta Independent School District GO, Series A, 5.00%, 08/15/20 (PSF)	90	94,877

		25,152,853
Utah — 1.4%
Cache County School District GO, 5.00%, 06/15/20 (GTD)	125	131,200
Davis School District GO
Series A, 4.00%, 06/01/20 (GTD)	40	41,289
Series B, 5.00%, 06/01/20 (GTD)	165	173,001
Jordan School District GO, 5.00%, 06/15/20 (GTD)	720	755,712
State of Utah GO 5.00%, 07/01/20	250	262,852
Series A, 5.00%, 07/01/20	1,060	1,114,495
University of Utah (The) RB
Series 2014B, 5.00%, 08/01/20	150	157,962
Series A, 4.00%, 08/01/20	450	465,840
Series A, 5.00%, 08/01/20 (SAP)	110	115,839
Series B, 5.00%, 08/01/20	500	526,540
Utah Transit Authority RB
Series 2015A, 5.00%, 06/15/20	210	220,490
Series C, 5.25%, 06/15/20 (AGM)	140	147,575

		4,112,795
Vermont — 0.1%
State of Vermont GO
Series C, 4.00%, 08/15/20	150	155,559
Series F, 5.00%, 08/15/20	30	31,660

		187,219
Virginia — 3.3%
City of Alexandria VA GO
Series A, 4.50%, 06/15/20 (SAW)	100	104,231
Series B, 5.00%, 06/15/20 (SAW)	125	131,330
City of Chesapeake VA GO, Series A, 5.00%, 08/01/20	500	527,000
City of Newport News VA GO
Series A, 5.00%, 07/01/20	200	210,352
Series A, 5.00%, 07/15/20 (SAW)	65	68,438

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Virginia (continued)
City of Richmond VA GO
Series B, 5.00%, 07/15/20	$250	$263,178
Series B, 5.00%, 07/15/20 (SAW)	50	52,636
Series C, 4.00%, 07/15/20 (SAW)	55	56,939
Commonwealth of Virginia GO
Series A, 5.00%, 06/01/20	255	267,622
Series A-1, 4.00%, 06/01/20	90	92,989
Series B, 5.00%, 06/01/20	50	52,475
County of Arlington VA GO 5.00%, 08/15/20	250	263,830
Series C, 5.00%, 08/15/20	500	527,660
Series C, 5.00%, 08/15/20 (SAW)	70	73,872
County of Henrico VA GO 5.00%, 07/15/20	150	157,961
5.00%, 08/01/20	1,080	1,138,525
Series A, 4.00%, 08/01/20	130	134,719
County of Prince William VA GO 5.00%, 08/01/20 (SAW)	115	121,232
Series A, 4.00%, 08/01/20	180	186,534
Hampton Roads Sanitation District RB, Series A, 5.00%, 07/01/20	150	157,791
Northern Virginia Transportation Authority RB, 5.00%, 06/01/20	135	141,660
University of Virginia RB, 5.00%, 09/01/20	405	427,931
Virginia Beach Development Authority RB, Series C, 5.00%, 08/01/20	285	300,339
Virginia College Building Authority RB
Series 2, 5.00%, 09/01/20	245	258,588
Series 2012B, 5.00%, 09/01/20	190	200,537
Series A, 5.00%, 09/01/20	760	802,149
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/20	715	753,610
Series B, 5.00%, 08/01/20	820	864,280
Series B-3, 4.00%, 08/01/20	410	424,809
Virginia Public School Authority RB 4.00%, 08/01/20 (SAW)	495	512,335
Series 2012A, 5.00%, 08/01/20 (SAW)	575	605,412
Series A, 5.00%, 08/01/20 (SAW)	115	121,082
Series C, 5.00%, 08/01/20 (SAW)	25	26,322
Series D, 4.00%, 08/01/20 (SAW)	120	124,202

		10,152,570
Washington — 6.3%
City of Seattle WA Drainage & Wastewater Revenue RB 4.00%, 07/01/20	85	87,903
5.00%, 09/01/20	350	369,547
City of Seattle WA GOL 5.00%, 09/01/20	100	105,662
Series A, 5.00%, 06/01/20	40	41,980
Series B, 5.00%, 08/01/20	490	516,553
City of Seattle WA Municipal Light & Power Revenue RB 5.00%, 09/01/20	530	559,494
Series A, 5.00%, 06/01/20	230	241,192
City of Seattle WA Water System Revenue RB 5.00%, 08/01/20	130	136,949
5.00%, 09/01/20	500	527,925
County of King WA GOL, Series A, 5.00%, 07/01/20	500	525,970
County of King WA Sewer Revenue RB 5.00%, 07/01/20	445	468,033
5.00%, 01/01/28 (PR 07/01/20)	150	157,578
5.00%, 01/01/30 (PR 07/01/20)	260	273,135

Security	Par (000)	Value

Washington (continued)
5.00%, 01/01/31 (PR 07/01/20)	$500	$525,260
Series B, 4.00%, 07/01/20	100	103,467
County of Pierce WA GOL, Series A, 5.00%, 07/01/20	80	84,141
Energy Northwest RB 4.00%, 07/01/20	80	82,718
5.00%, 07/01/20	450	472,972
Series A, 5.00%, 07/01/20	1,795	1,886,635
Pierce County School District No. 10 Tacoma GO, 4.00%, 06/01/20 (GTD)	65	67,137
Port of Seattle WA RB, 5.50%, 09/01/20 (NPFGC)	390	414,211
State of Washington COP 5.00%, 07/01/20	75	78,749
Series A, 5.00%, 07/01/20	380	398,996
Series B, 4.00%, 07/01/20	200	206,586
State of Washington GO 5.00%, 07/01/20	620	651,651
Series 03-C, 0.00%, 06/01/20 (NPFGC)(a)	140	135,106
Series 2011A, 5.00%, 08/01/23 (PR 08/01/20)	450	474,133
Series 2011A, 5.00%, 08/01/26 (PR 08/01/20)	75	79,022
Series 2011A, 5.00%, 08/01/30 (PR 08/01/20)	575	605,837
Series A, 5.00%, 07/01/20	505	530,780
Series A, 5.00%, 08/01/20	100	105,326
Series B, 5.00%, 08/01/20	780	821,543
Series B-1, 5.00%, 08/01/20	295	310,712
Series C, 5.00%, 06/01/20	225	235,949
Series D, 5.00%, 07/01/20	30	31,532
Series R, 4.00%, 07/01/20	300	310,191
Series R, 5.00%, 07/01/20	310	325,825
Series R-2011B, 5.00%, 07/01/20	705	740,990
Series R-2012C, 5.00%, 07/01/20	60	63,063
Series R-2013A, 5.00%, 07/01/20	370	388,888
Series R-2014A, 5.00%, 07/01/20	270	283,783
Series R-2014B, 5.00%, 07/01/20	275	289,039
Series R-2015, 5.00%, 07/01/20	275	289,039
Series R-2015-C, 5.00%, 07/01/20	640	672,672
Series R-2015E, 5.00%, 07/01/20	375	394,144
Series R-2016C, 5.00%, 07/01/20	75	78,829
Series R-2017A, 5.00%, 08/01/20	700	737,282
Series R-F, 5.00%, 07/01/20	150	157,658
State of Washington RB 5.00%, 07/01/20	70	73,611
5.00%, 09/01/20	165	173,960
Series F, 5.00%, 09/01/20	935	985,770
University of Washington RB 5.00%, 07/01/20	185	194,444
Series A, 5.00%, 07/01/20	345	362,612
Series B, 5.00%, 06/01/20	150	157,299
Series C, 5.00%, 07/01/20	250	262,763

		19,256,246
West Virginia — 0.6%
State of West Virginia GO 4.00%, 06/01/20	165	170,343
Series A, 4.00%, 06/01/20	250	258,095
Series A, 5.00%, 06/01/20	555	582,006
West Virginia Commissioner of Highways RB, Series A, 5.00%, 09/01/20, (ETM)	375	395,651
West Virginia State School Building Authority Lottery RB,
Series A, 5.00%, 07/01/20	95	99,934

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® iBonds Sep 2020 Term Muni Bond ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

West Virginia (continued)
West Virginia Water Development Authority RB, Series A, 5.00%, 07/01/20	$305	$319,979

		1,826,008
Wisconsin — 2.1%
City of Milwaukee WI Sewerage System Revenue RB
Series S1, 5.00%, 06/01/20	120	125,839
Series S7, 5.00%, 06/01/20	495	519,087
State of Wisconsin Clean Water Fund Leveraged Loan Portfolio RB
Series 1, 4.00%, 06/01/20 (ETM)	100	103,222
Series 1, 5.00%, 06/01/20 (ETM)	2,215	2,320,545
Series 2, 5.00%, 06/01/20 (ETM)	295	309,305
Series 4, 5.00%, 06/01/20 (ETM)	190	199,213
State of Wisconsin Environmental Improvement Fund Revenue RB, Series A, 5.00%, 06/01/20	100	104,967
Wisconsin Department of Transportation RB
Series 1, 3.50%, 07/01/20	15	15,381
Series 1, 5.00%, 07/01/20	465	488,738
Series 2, 5.00%, 07/01/20	465	488,738
Series A, 5.00%, 07/01/20	195	204,955
Series A, 5.00%, 07/01/20 (AGM)	925	972,221
Series I, 5.00%, 07/01/20 (NPFGC)	170	178,678
WPPI Energy RB, Series A, 5.00%, 07/01/20	340	356,759

		6,387,648

Total Municipal Debt Obligations — 98.8%
(Cost: $302,574,498)		299,482,037

Security	Shares (000)	Value

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Liquidity Funds: MuniCash, 1.39%(d)(e)	741	$741,019

Total Short-Term Investments — 0.2%
(Cost: $741,019)		741,019

Total Investments in Securities — 99.0%
(Cost: $303,315,517)		300,223,056

Other Assets, Less Liabilities — 1.0% 2,880,183

Net Assets — 100.0%		$303,103,239

(a)	Zero-coupon bond.
(b)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(c)	Security is payable upon demand on each reset date.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18 (000)	Net Activity (000)	Shares Held at 09/30/18 (000)	Value at 09/30/18	Income	Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Liquidity Funds: Muni Cash	659	82	741	$741,019	$4,041	$197		$—

(a) Includes realized capital gain distributions from an affiliated fund, if any.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Municipal Debt Obligations	$—	$299,482,037	$—	$299,482,037
Money Market Funds	741,019	—	—	741,019

	$741,019	$299,482,037	$—	$300,223,056

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Statements of Assets and Liabilities (unaudited)
September 30, 2018

	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

ASSETS
Investments in securities, at value:
Unaffiliated(a)	$266,400,013	$299,482,037
Affiliated(b)	696,196	741,019
Receivables:
Dividends	1,069	952
Interest	2,706,743	2,923,752

Total assets	269,804,021	303,147,760

LIABILITIES
Payables:
Investment advisory fees	39,604	44,521

Total liabilities	39,604	44,521

NET ASSETS	$269,764,417	$303,103,239

NET ASSETS CONSIST OF:
Paid-in capital	$270,956,421	$305,993,123
Undistributed net investment income	165,634	210,560
Accumulated net realized loss	(3,410)	(7,983)
Net unrealized depreciation	(1,354,228)	(3,092,461)

NET ASSETS	$269,764,417	$303,103,239

Shares outstanding	10,650,000	12,000,000

Net asset value	$25.33	$25.26

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Investments, at cost — Unaffiliated	$267,754,241	$302,574,498
(b) Investments, at cost — Affiliated	$696,196	$741,019

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

	iShares iBonds Sep 2019 Term Muni Bond ETF	iShares iBonds Sep 2020 Term Muni Bond ETF

INVESTMENT INCOME
Dividends — Affiliated	$3,788	$4,041
Interest — Unaffiliated	1,575,837	1,940,031

Total investment income	1,579,625	1,944,072

EXPENSES
Investment advisory fees	233,573	254,662

Total expenses	233,573	254,662

Net investment income	1,346,052	1,689,410

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,711)	(3,777)
Investments — Affiliated	—	197

Net realized loss	(1,711)	(3,580)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	49,714	(676,580)

Net change in unrealized appreciation (depreciation)	49,714	(676,580)

Net realized and unrealized gain (loss)	48,003	(680,160)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,394,055	$1,009,250

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets

	iShares iBonds Sep 2019 Term Muni Bond ETF		iShares iBonds Sep 2020 Term Muni Bond ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$ 1,346,052	$ 2,104,035	$ 1,689,410	$ 2,423,591
Net realized loss	(1,711)	(231)	(3,580)	(1,785)
Net change in unrealized appreciation (depreciation)	49,714	(1,591,572)	(676,580)	(2,266,746)

Net increase in net assets resulting from operations	1,394,055	512,232	1,009,250	155,060

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,351,339)	(2,057,057)	(1,690,225)	(2,363,711)

Decrease in net assets resulting from distributions to shareholders	(1,351,339)	(2,057,057)	(1,690,225)	(2,363,711)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	29,116,349	68,848,641	45,560,961	88,184,821

NET ASSETS
Total increase in net assets	29,159,065	67,303,816	44,879,986	85,976,170
Beginning of period	240,605,352	173,301,536	258,223,253	172,247,083

End of period	$269,764,417	$240,605,352	$303,103,239	$258,223,253

Undistributed net investment income included in net assets at end of period	$ 165,634	$ 170,921	$ 210,560	$ 211,375

See notes to financial statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights
(For a share outstanding throughout each period)

	iShares iBonds Sep 2019 Term Muni Bond ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15		Period From 02/04/14 to 03/31/14	(a)

Net asset value, beginning of period	$25.33		$25.49		$25.63		$25.38	$24.97		$25.00

Net investment income(b)	0.13		0.25		0.26		0.28	0.29		0.04
Net realized and unrealized gain (loss)(c)	0.00	(d)	(0.16)		(0.14)		0.24	0.39		(0.05)

Net increase (decrease) from investment operations	0.13		0.09		0.12		0.52	0.68		(0.01)

Distributions
From net investment income	(0.13)		(0.25)		(0.26)		(0.27)	(0.27)		(0.02)

Total distributions	(0.13)		(0.25)		(0.26)		(0.27)	(0.27)		(0.02)

Net asset value, end of period	$25.33		$25.33		$25.49		$25.63	$25.38		$24.97

Total Return
Based on net asset value	0.53	%(e)	0.31%		0.46%		2.07%	2.73%		(0.05	)%(e)

Ratios to Average Net Assets
Total expenses	0.18	%(f)	0.18%		0.21%		0.30%	0.30%		0.30	%(f)

Total expenses after fees waived	0.18	%(f)	0.18%		0.18%		0.18%	0.19%		0.30	%(f)

Net investment income	1.04	%(f)	0.99%		1.02%		1.09%	1.15%		1.08	%(f)

Supplemental Data
Net assets, end of period (000)	$269,764		$240,605		$173,302		$99,958	$48,214		$7,490

Portfolio turnover rate(g)	0	%(e)(h)	0	%(h)	0	%(h)	1%	0	%(h)	0	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)	Rounds to less than 1%.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares iBonds Sep 2020 Term Muni Bond ETF
	Six Months Ended 09/30/18		Year Ended		Year Ended	Year Ended	Period From 08/12/14	(a)
	(unaudited)		03/31/18		03/31/17	03/31/16	to 03/31/15

Net asset value, beginning of period	$25.32		$25.52		$25.72	$25.31	$25.00

Net investment income(b)	0.15		0.29		0.29	0.33	0.21
Net realized and unrealized gain (loss)(c)	(0.06)		(0.21)		(0.20)	0.39	0.26

Net increase from investment operations	0.09		0.08		0.09	0.72	0.47

Distributions
From net investment income	(0.15)		(0.28)		(0.29)	(0.31)	(0.16)

Total distributions	(0.15)		(0.28)		(0.29)	(0.31)	(0.16)

Net asset value, end of period	$25.26		$25.32		$25.52	$25.72	$25.31

Total Return
Based on net asset value	0.37	%(d)	0.29%		0.33%	2.89%	1.88	%(d)

Ratios to Average Net Assets
Total expenses	0.18	%(e)	0.18%		0.21%	0.30%	0.30	%(e)

Total expenses after fees waived	0.18	%(e)	0.18%		0.18%	0.18%	0.18	%(e)

Net investment income	1.19	%(e)	1.13%		1.14%	1.28%	1.30	%(e)

Supplemental Data
Net assets, end of period (000)	$303,103		$258,223		$172,247	$79,730	$27,838

Portfolio turnover rate(f)	0	%(d)(g)	0	%(g)	0%	2%	0	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Rounds to less than 1%.

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
iBonds Sep 2019 Term Muni Bond	Diversified
iBonds Sep 2020 Term Muni Bond	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Interest income, including amortization and accretion of premiums and discounts on debt securities, and payment-in-kind interest income, if any, are recognized daily on the accrual basis. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In March 2017, the Financial Accounting Standards Board issued Accounting Standards Update “Premium Amortization on Purchase Callable Debt Securities” which amends the amortization period for certain purchased callable debt securities. Under the new guidance, premium amortization of purchased callable debt securities that have explicit, non-contingent call features and are callable at fixed prices will be amortized to the earliest call date. The guidance will be applied on a modified retrospective basis and is effective for fiscal years, and their interim periods, beginning after December 15, 2018. Management is currently evaluating the impact of this guidance to the Funds.

In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Fixed-income investments are valued using the last available bid price or current market quotations provided by independent dealers or prices (including evaluated prices) supplied by approved independent third-party pricing services. Pricing services generally value fixed income securities assuming orderly transactions of an institutional round lot size, but a fund may hold or transact in such securities in smaller, odd lot sizes. Odd lots may trade at lower prices than institutional round lots.

N O T E S T O F I N A N C I A L S T A T E M E N T S	37

Notes to Financial Statements (unaudited) (continued)

The pricing services may use matrix pricing or valuation models that utilize certain inputs and assumptions to derive values, including transaction data, credit quality information, perceived market movements, news, and other relevant information and by other methods, which may include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; general market conditions; and/or other factors and assumptions.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.18%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

5.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
iBonds Sep 2019 Term Muni Bond	$27,082,878	$400,889
iBonds Sep 2020 Term Muni Bond	49,667,453	338,584

There were no in-kind transactions for the six months ended September 30, 2018.

6.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring
iBonds Sep 2019 Term Muni Bond	$1,385
iBonds Sep 2020 Term Muni Bond	3,981

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
iBonds Sep 2019 Term Muni Bond	$268,450,751	$4,623	$(1,359,165)	$(1,354,542)
iBonds Sep 2020 Term Muni Bond	303,315,939	18,478	(3,111,361)	(3,092,883)

7.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Changes in market interest rates or economic conditions may affect the value and/or liquidity of fixed income investments. Interest rate risk is the risk that prices of bonds and other fixed-income securities will decrease as interest rates rise and increase as interest rates fall. Securities with longer durations tend to be more sensitive to interest rate changes, usually making their price more volatile than those of securities with shorter durations. Given the environment of historically low interest rates, a fund may be subject to a greater risk of price losses if interest rates rise.

N O T E S T O F I N A N C I A L S T A T E M E N T S	39

Notes to Financial Statements (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Municipal securities are subject to the risk that litigation, legislation or other political events, local business or economic conditions, credit rating downgrades, or the bankruptcy of the issuer could have a significant effect on an issuer’s ability to make payments of principal and/or interest or otherwise affect the value of such securities. Municipal securities can be significantly affected by political or economic changes, including changes made in the law after issuance of the securities, as well as uncertainties in the municipal market related to, taxation, legislative changes or the rights of municipal security holders, including in connection with an issuer insolvency. Municipal securities backed by current or anticipated revenues from a specific project or specific assets can be negatively affected by the discontinuance of the tax benefits supporting the project or assets or the inability to collect revenues for the project or from the assets. Municipal securities may be less liquid than taxable bonds, and there may be less publicly available information on the financial condition of municipal security issuers than for issuers of other securities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

8.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

iBonds Sep 2019 Term Muni Bond
Shares sold	1,150,000	$29,116,349	2,850,000	$72,645,992
Shares redeemed	—	—	(150,000)	(3,797,351)

Net increase	1,150,000	$29,116,349	2,700,000	$68,848,641

iBonds Sep 2020 Term Muni Bond
Shares sold	1,800,000	$45,560,961	3,700,000	$94,518,204
Shares redeemed	—	—	(250,000)	(6,333,383)

Net increase	1,800,000	$45,560,961	3,450,000	$88,184,821

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

9.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

10.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares iBonds Sep 2019 Term Muni Bond ETF and iShares iBonds Sep 2020 Term Muni Bond ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	41

Board Review and Approval of Investment Advisory Contract  (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
iBonds Sep 2019 Term Muni Bond	$0.125182	$—	$0.008424	$0.133606	94%	—%	6%	100%
iBonds Sep 2020 Term Muni Bond	0.143690	—	0.009649	0.153339	94	—	6	100

S U P P L E M E N T A L I N F O R M A T I O N	43

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

AGC	Assured Guaranty Corp.

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	Ambac Assurance Corp.

BAM	Build America Mutual Assurance Co.

COP	Certificates of Participation

ETM	Escrowed to Maturity

FGIC	Financial Guaranty Insurance Co.

GO	General Obligation

GOL	General Obligation Limited

GTD	Guaranteed

MO	Moral Obligation

NPFGC	National Public Finance Guarantee Corp.

NPFGC-FGIC	National Public Finance Guarantee Corp. — Financial
Guaranty Insurance Co.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond
Certificate

PR	Prerefunded

PSF	Permanent School Fund

RB	Revenue Bond

SAP	Subject to Appropriations

SAW	State Aid Withholding

SGI	Syncora Guarantee Inc.

ST	Special Tax

TA	Tax Allocation

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	45

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares S&P 100 ETF | OEF | NYSE Arca

▶	iShares S&P 500 Growth ETF | IVW | NYSE Arca

▶	iShares S&P 500 Value ETF | IVE | NYSE Arca

▶	iShares S&P Mid-Cap 400 Growth ETF | IJK | NYSE Arca

▶	iShares S&P Mid-Cap 400 Value ETF | IJJ | NYSE Arca

▶	iShares S&P Small-Cap 600 Growth ETF | IJT | NASDAQ

▶	iShares S&P Small-Cap 600 Value ETF | IJS | NYSE Arca

Fund Summary as of September 30, 2018	iShares® S&P 100 ETF

Investment Objective

The iShares S&P 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization U.S. equities, as represented by the S&P 100® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.87%	18.59%	13.89%	11.40%	18.59%	91.61%	194.25%
Fund Market	12.82	18.62	13.89	11.55	18.62	91.59	198.40
Index	12.99	18.80	14.10	11.60	18.80	93.41	199.71

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,128.70	$ 1.07		$ 1,000.00	$ 1,024.10	$ 1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	23.5%
Health Care	14.4
Communication Services	14.1
Financials	13.1
Consumer Discretionary	10.7
Industrials	7.9
Consumer Staples	7.9
Energy	5.7
Utilities	1.4
Other (each representing less than 1%)	1.3

(a) Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	6.6%
Microsoft Corp.	5.6
Amazon.com Inc.	5.2
Berkshire Hathaway Inc., Class B	2.7
Facebook Inc., Class A	2.5
JPMorgan Chase & Co.	2.4
Johnson & Johnson	2.4
Alphabet Inc., Class C	2.3
Alphabet Inc., Class A	2.3
Exxon Mobil Corp.	2.3

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Fund Summary as of September 30, 2018	iShares® S&P 500 Growth ETF

Investment Objective

The iShares S&P 500 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 500 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.90%	24.95%	16.35%	13.84%	24.95%	113.22%	265.71%
Fund Market	14.85	25.02	16.34	13.85	25.02	113.14	265.88
Index	15.02	25.21	16.57	14.05	25.21	115.21	272.23

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,149.00	$ 0.97		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	32.7%
Health Care	17.7
Consumer Discretionary	13.9
Communication Services	12.0
Industrials	9.7
Financials	5.1
Consumer Staples	4.2
Real Estate	2.5
Materials	1.2
Other (each representing less than 1%)	1.0

(a) Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	7.7%
Microsoft Corp.	6.0
Amazon.com Inc.	5.8
Facebook Inc., Class A	3.0
Alphabet Inc., Class C	2.6
Alphabet Inc., Class A	2.4
Visa Inc., Class A	2.0
UnitedHealth Group Inc.	1.9
Home Depot Inc. (The)	1.8
Mastercard Inc., Class A	1.6

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® S&P 500 Value ETF

Investment Objective

The iShares S&P 500 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 500 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.27%	9.89%	10.70%	9.46%	9.89%	66.21%	146.93%
Fund Market	7.27	9.92	10.69	9.42	9.92	66.16	145.94
Index	7.35	10.06	10.88	9.62	10.06	67.57	150.56

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,072.70	$ 0.94		$ 1,000.00	$ 1,024.20	$ 0.91		0.18%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	23.3%
Energy	12.9
Health Care	12.0
Consumer Staples	9.9
Industrials	9.7
Communication Services	7.3
Information Technology	7.0
Consumer Discretionary	5.7
Utilities	5.5
Materials	3.9
Real Estate	2.8

(a) Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	3.8%
JPMorgan Chase & Co.	3.5
Exxon Mobil Corp.	3.3
AT&T Inc.	2.2
Chevron Corp.	2.1
Wells Fargo & Co.	2.1
Verizon Communications Inc.	2.0
Citigroup Inc.	1.7
Johnson & Johnson	1.6
DowDuPont Inc.	1.4

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Fund Summary as of September 30, 2018	iShares® S&P Mid-Cap 400 Growth ETF

Investment Objective

The iShares S&P Mid-Cap 400 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P MidCap 400 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.30%	16.33%	12.04%	12.99%	16.33%	76.52%	239.17%
Fund Market	7.24	16.35	12.03	13.01	16.35	76.49	239.70
Index	7.39	16.55	12.26	13.20	16.55	78.29	245.57

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,073.00	$ 1.25		$ 1,000.00	$ 1,023.90	$ 1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	23.0%
Consumer Discretionary	15.2
Health Care	15.1
Financials	13.8
Industrials	13.7
Real Estate	7.1
Materials	4.3
Consumer Staples	2.9
Communication Services	2.4
Utilities	1.9
Energy	0.6

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Fortinet Inc.	1.4%
Jack Henry & Associates Inc.	1.3
Domino’s Pizza Inc.	1.3
Teleflex Inc.	1.3
IDEX Corp.	1.2
Trimble Inc.	1.2
Old Dominion Freight Line Inc.	1.1
Ultimate Software Group Inc. (The)	1.1
Lamb Weston Holdings Inc.	1.0
Cognex Corp.	1.0

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® S&P Mid-Cap 400 Value ETF

Investment Objective

The iShares S&P Mid-Cap 400 Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P MidCap 400 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.20%	11.48%	11.04%	11.43%	11.48%	68.84%	195.04%
Fund Market	9.27	11.56	11.05	11.43	11.56	68.90	195.20
Index	9.32	11.72	11.28	11.65	11.72	70.65	200.97

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,092.00	$ 1.31		$ 1,000.00	$ 1,023.80	$ 1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	18.3%
Industrials	15.4
Real Estate	10.7
Energy	10.4
Information Technology	9.9
Materials	9.5
Consumer Discretionary	7.8
Utilities	7.5
Health Care	4.9
Consumer Staples	3.8
Communication Services	1.8

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Steel Dynamics Inc.	1.2%
Atmos Energy Corp.	1.2
Leidos Holdings Inc.	1.2
Alleghany Corp.	1.1
UGI Corp.	1.1
Reinsurance Group of America Inc.	1.0
WPX Energy Inc.	0.9
American Financial Group Inc./OH	0.9
WR Berkley Corp.	0.9
OGE Energy Corp.	0.8

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Fund Summary as of September 30, 2018	iShares® S&P Small-Cap 600 Growth ETF

Investment Objective

The iShares S&P Small-Cap 600 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P SmallCap 600 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	16.45%	23.77%	14.31%	13.79%	23.77%	95.20%	263.90%
Fund Market	16.47	23.75	14.32	13.71	23.75	95.23	261.49
Index	16.58	24.05	14.49	13.93	24.05	96.71	268.51

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,164.50	$ 1.36		$ 1,000.00	$ 1,023.80	$ 1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Industrials	22.2%
Health Care	18.5
Information Technology	15.2
Financials	13.2
Consumer Discretionary	13.1
Real Estate	5.7
Materials	3.8
Consumer Staples	3.7
Utilities	1.9
Communication Services	1.8
Energy	0.9

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Ligand Pharmaceuticals Inc.	1.4%
Trex Co. Inc.	1.1
Insperity Inc.	1.1
Proto Labs Inc.	1.1
Ingevity Corp.	1.0
Green Dot Corp., Class A	1.0
ASGN Inc.	1.0
Axon Enterprise Inc.	1.0
Stamps. com Inc.	0.9
John Bean Technologies Corp.	0.9

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2018	iShares® S&P Small-Cap 600 Value ETF

Investment Objective

The iShares S&P Small-Cap 600 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P SmallCap 600 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.32%	14.26%	11.94%	11.63%	14.26%	75.76%	200.52%
Fund Market	11.41	14.26	11.94	11.54	14.26	75.74	198.15
Index	11.41	14.37	12.11	11.79	14.37	77.12	204.95

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 13 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,113.20	$ 1.32		$ 1,000.00	$ 1,023.80	$ 1.27		0.25%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 13 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	20.6%
Industrials	17.9
Consumer Discretionary	15.1
Information Technology	13.8
Energy	7.5
Materials	5.9
Health Care	5.8
Real Estate	5.7
Consumer Staples	2.8
Utilities	2.5
Communication Services	2.4

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
CACI International Inc., Class A	1.1%
Spire Inc.	0.9
Wolverine World Wide Inc.	0.9
Endo International PLC	0.8
PDC Energy Inc.	0.8
American Equity Investment Life Holding Co.	0.8
Community Bank System Inc.	0.8
SkyWest Inc.	0.7
Applied Industrial Technologies Inc.	0.7
KapStone Paper and Packaging Corp.	0.7

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	13

Schedule of Investments (unaudited)	iShares® S&P 100 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.2%
Boeing Co. (The)	167,742	$62,383,250
General Dynamics Corp.	87,438	17,900,307
Lockheed Martin Corp.	77,790	26,912,229
Raytheon Co.	89,558	18,508,056
United Technologies Corp.	236,120	33,011,937

		158,715,779

Air Freight & Logistics — 0.9%
FedEx Corp.	76,375	18,390,336
United Parcel Service Inc., Class B	217,699	25,416,358

		43,806,694

Automobiles — 0.5%
Ford Motor Co.	1,228,726	11,365,716
General Motors Co.	411,951	13,870,390

		25,236,106

Banks — 7.3%
Bank of America Corp.	2,916,373	85,916,348
Citigroup Inc.	790,101	56,681,846
JPMorgan Chase & Co.	1,055,177	119,066,173
U.S. Bancorp.	480,759	25,388,883
Wells Fargo & Co.	1,360,849	71,526,223

		358,579,473

Beverages — 2.1%
Coca-Cola Co. (The)	1,201,713	55,507,124
PepsiCo Inc.	444,039	49,643,560

		105,150,684

Biotechnology — 3.2%
AbbVie Inc.	475,412	44,964,467
Amgen Inc.	203,220	42,125,474
Biogen Inc.(a)	63,247	22,345,798
Celgene Corp.(a)	220,821	19,761,271
Gilead Sciences Inc.	406,990	31,423,698

		160,620,708

Capital Markets — 1.6%
Bank of New York Mellon Corp. (The)	288,824	14,727,136
BlackRock Inc.(b)	38,576	18,182,026
Goldman Sachs Group Inc. (The)	110,240	24,720,217
Morgan Stanley	416,317	19,387,883

		77,017,262

Chemicals — 0.9%
DowDuPont Inc.	724,420	46,587,450

Communications Equipment — 1.4%
Cisco Systems Inc.	1,435,196	69,822,285

Consumer Finance — 0.8%
American Express Co.	221,670	23,605,638
Capital One Financial Corp.	150,201	14,258,581

		37,864,219

Diversified Financial Services — 2.6%
Berkshire Hathaway Inc., Class B(a)	612,040	131,043,884

Diversified Telecommunication Services — 2.9%
AT&T Inc.	2,279,954	76,560,855
Verizon Communications Inc.	1,297,249	69,260,124

		145,820,979

Electric Utilities — 1.4%
Duke Energy Corp.	223,652	17,896,633

Security	Shares	Value

Electric Utilities (continued)
Exelon Corp.	303,254	$13,240,070
NextEra Energy Inc.	148,062	24,815,191
Southern Co. (The)	318,395	13,882,022

		69,833,916

Electrical Equipment — 0.3%
Emerson Electric Co.	197,307	15,109,770

Energy Equipment & Services — 0.8%
Halliburton Co.	276,121	11,191,184
Schlumberger Ltd.	434,551	26,472,847

		37,664,031

Entertainment — 2.6%
Netflix Inc.(a)	136,714	51,148,809
Twenty-First Century Fox Inc., Class A, NVS	330,932	15,332,079
Twenty-First Century Fox Inc., Class B	153,496	7,033,187
Walt Disney Co. (The)	466,935	54,603,379

		128,117,454

Equity Real Estate Investment Trusts (REITs) — 0.3%
Simon Property Group Inc.	97,076	17,158,183

Food & Staples Retailing — 1.9%
Costco Wholesale Corp.	137,686	32,339,688
Walgreens Boots Alliance Inc.	264,844	19,307,128
Walmart Inc.	450,551	42,311,244

		93,958,060

Food Products — 0.6%
Kraft Heinz Co. (The)	195,085	10,751,134
Mondelez International Inc., Class A	460,401	19,778,827

		30,529,961

Health Care Equipment & Supplies — 2.1%
Abbott Laboratories	550,777	40,405,001
Danaher Corp.	193,334	21,007,673
Medtronic PLC	424,001	41,708,978

		103,121,652

Health Care Providers & Services — 2.1%
CVS Health Corp.	319,623	25,160,722
UnitedHealth Group Inc.	302,171	80,389,573

		105,550,295

Hotels, Restaurants & Leisure — 1.3%
McDonald’s Corp.	243,573	40,747,327
Starbucks Corp.	423,563	24,075,321

		64,822,648

Household Products — 1.7%
Colgate-Palmolive Co.	272,950	18,274,003
Procter & Gamble Co. (The)	781,492	65,043,579

		83,317,582

Industrial Conglomerates — 2.2%
3M Co.	184,175	38,807,514
General Electric Co.	2,728,629	30,806,222
Honeywell International Inc.	233,145	38,795,328

		108,409,064

Insurance — 0.8%
Allstate Corp. (The)	108,692	10,727,900
American International Group Inc.	278,923	14,849,861
MetLife Inc.	312,336	14,592,338

		40,170,099

Interactive Media & Services — 7.1%
Alphabet Inc., Class A(a)	93,851	113,285,665

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services (continued)
Alphabet Inc., Class C, NVS(a)	96,668	$115,370,358
Facebook Inc., Class A(a)	757,167	124,523,685

		353,179,708

Internet & Direct Marketing Retail — 5.8%
Amazon.com Inc.(a)	128,631	257,647,893
Booking Holdings Inc.(a)	14,899	29,559,616

		287,207,509

IT Services — 5.2%
Accenture PLC, Class A	201,164	34,238,113
International Business Machines Corp.	286,570	43,332,250
Mastercard Inc., Class A	286,422	63,760,401
PayPal Holdings Inc.(a)(c)	371,622	32,643,277
Visa Inc., Class A	557,794	83,719,301

		257,693,342

Machinery — 0.6%
Caterpillar Inc.	186,598	28,454,329

Media — 1.4%
Charter Communications Inc., Class A(a)(c)	56,050	18,265,574
Comcast Corp., Class A	1,435,564	50,833,321

		69,098,895

Multiline Retail — 0.3%
Target Corp.	165,256	14,577,232

Oil, Gas & Consumable Fuels — 5.0%
Chevron Corp.	601,583	73,561,569
ConocoPhillips	364,849	28,239,313
Exxon Mobil Corp.	1,329,234	113,011,475
Kinder Morgan Inc./DE	595,398	10,556,406
Occidental Petroleum Corp.	240,088	19,728,031

		245,096,794

Pharmaceuticals — 6.9%
Allergan PLC	100,175	19,081,334
Bristol-Myers Squibb Co.	512,341	31,806,129
Eli Lilly & Co.	300,094	32,203,087
Johnson & Johnson	842,273	116,376,861
Merck & Co. Inc.	834,973	59,232,985
Pfizer Inc.	1,840,447	81,108,499

		339,808,895

Road & Rail — 0.8%
Union Pacific Corp.	232,164	37,803,264

Semiconductors & Semiconductor Equipment — 3.8%
Intel Corp.	1,447,654	68,459,558
NVIDIA Corp.	190,888	53,643,346
QUALCOMM Inc.	441,554	31,805,134

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Texas Instruments Inc.	305,234	$32,748,556

		186,656,594

Software — 6.5%
Microsoft Corp.	2,407,488	275,344,403
Oracle Corp.	887,434	45,756,097

		321,100,500

Specialty Retail — 2.1%
Home Depot Inc. (The)	359,206	74,409,523
Lowe’s Companies Inc.	254,619	29,235,353

		103,644,876

Technology Hardware, Storage & Peripherals — 6.6%
Apple Inc.	1,440,564	325,192,917

Textiles, Apparel & Luxury Goods — 0.7%
NIKE Inc., Class B	402,018	34,058,965

Tobacco — 1.5%
Altria Group Inc.	591,861	35,695,137
Philip Morris International Inc.	488,050	39,795,597

		75,490,734

Total Common Stocks — 99.8% (Cost: $4,214,827,025)		4,937,092,792

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(b)(d)(e)	52,396,456	52,412,175
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(d)	25,238,579	25,238,579

		77,650,754

Total Short-Term Investments — 1.6% (Cost: $77,650,754)		77,650,754

Total Investments in Securities — 101.4% (Cost: $4,292,477,779)		5,014,743,546

Other Assets, Less Liabilities — (1.4)%		(70,976,590)

Net Assets — 100.0%		$4,943,766,956

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	724,553	51,671,903	(b)	—	52,396,456	$52,412,175	$9,909	(c)	$3,316		$70
BlackRock Cash Funds: Treasury, SL Agency Shares	4,999,248	20,239,331	(b)	—	25,238,579	25,238,579	92,826		—		—
BlackRock Inc.	44,172	3,797		(9,393)	38,576	18,182,026	243,274		1,453,326		(4,196,684)

						$95,832,780	$346,009		$1,456,642		$(4,196,614)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	46	12/21/18	$6,714	$15,184

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$15,184

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,100,584

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$508,712

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,362,600

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® S&P 100 ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,937,092,792	$—	$—	$4,937,092,792
Money Market Funds	77,650,754	—	—	77,650,754

	$5,014,743,546	$—	$—	$5,014,743,546

Derivative financial instruments(a)
Assets
Futures Contracts	$15,184	$—	$—	$15,184

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Summary Schedule of Investments (unaudited)	iShares® S&P 500 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	934,156	$347,412,616	1.5%
Other securities		363,874,614	1.6

		711,287,230	3.1

Air Freight & Logistics
Other securities		134,922,374	0.6

Airlines
Other securities		51,101,715	0.2

Auto Components
Other securities		48,480,308	0.2

Banks
Bank of America Corp.	7,940,576	233,929,369	1.0
Other securities		41,276,690	0.2

		275,206,059	1.2

Beverages
Coca-Cola Co. (The)	3,182,152	146,983,601	0.6
PepsiCo Inc.	1,245,284	139,222,751	0.6
Other securities		109,051,213	0.5

		395,257,565	1.7

Biotechnology
AbbVie Inc.	2,602,636	246,157,313	1.1
Amgen Inc.	648,600	134,448,294	0.6
Gilead Sciences Inc.	1,429,276	110,354,400	0.5
Other securities		373,643,244	1.6

		864,603,251	3.8

Building Products
Other securities		45,556,793	0.2

Capital Markets
BlackRock Inc.(a)	122,359	57,671,468	0.3
Other securities		552,183,406	2.4

		609,854,874	2.7

Chemicals
Other securities		234,627,716	1.0

Commercial Services & Supplies
Other securities		131,924,258	0.6

Communications Equipment
Cisco Systems Inc.	3,857,322	187,658,715	0.8
Other securities		71,012,927	0.3

		258,671,642	1.1

Construction Materials
Other securities		19,927,043	0.1

Consumer Finance
Other securities		78,318,390	0.3

Containers & Packaging
Other securities		29,856,682	0.1

Distributors
Other securities		9,308,383	0.0

Diversified Consumer Services
Other securities		5,089,694	0.0

Security	Shares	Value	% of Net Assets

Electric Utilities
Other securities		$81,552,013	0.4%

Electrical Equipment
Other securities		90,216,983	0.4

Electronic Equipment, Instruments & Components
Other securities		150,779,008	0.7

Entertainment
Activision Blizzard Inc.	1,390,902	115,709,137	0.5
Netflix Inc.(b),(c)	781,158	292,254,643	1.3
Walt Disney Co. (The)	1,245,886	145,693,909	0.6
Other securities		89,030,076	0.4

		642,687,765	2.8

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	782,719	113,729,071	0.5
Other securities		435,166,487	1.9

		548,895,558	2.4

Food Products
Other securities		49,993,751	0.2

Health Care Equipment & Supplies
Abbott Laboratories	3,162,618	232,009,656	1.0
Becton Dickinson and Co.	483,803	126,272,583	0.5
Intuitive Surgical Inc.(b),(c)	204,508	117,387,592	0.5
Other securities		612,923,348	2.7

		1,088,593,179	4.7

Health Care Providers & Services
UnitedHealth Group Inc.	1,652,602	439,658,236	1.9
Other securities		326,508,017	1.4

		766,166,253	3.3

Health Care Technology
Other securities		35,490,747	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,320,146	220,847,224	1.0
Other securities		313,876,069	1.3

		534,723,293	2.3

Household Durables
Other securities		65,913,958	0.3

Household Products
Procter & Gamble Co. (The)	1,564,175	130,186,285	0.6
Other securities		105,515,182	0.4

		235,701,467	1.0

Independent Power and Renewable Electricity Producers
Other securities		9,744,869	0.0

Industrial Conglomerates
3M Co.	998,253	210,341,890	0.9
Honeywell International Inc.	743,870	123,779,968	0.6
Other securities		51,606,298	0.2

		385,728,156	1.7

Insurance
Other securities		218,204,236	0.9

Interactive Media & Services
Alphabet Inc., Class A(b)	451,814	545,375,643	2.4
Alphabet Inc., Class C, NVS(b)	492,388	587,650,306	2.6
Facebook Inc., Class A(b)	4,106,294	675,321,111	2.9

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services (continued)
Other securities		$45,386,196	0.2%

		1,853,733,256	8.1

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	657,384	1,316,740,152	5.7
Booking Holdings Inc.(b)	89,305	177,181,120	0.8
Other securities		87,972,529	0.4

		1,581,893,801	6.9

IT Services
Accenture PLC, Class A	761,942	129,682,528	0.6
Automatic Data Processing Inc.	780,520	117,593,143	0.5
Mastercard Inc., Class A	1,629,820	362,814,230	1.6
PayPal Holdings Inc.(b),(c)	2,155,969	189,380,317	0.8
Visa Inc., Class A	3,024,980	454,019,248	2.0
Other securities		420,828,938	1.8

		1,674,318,404	7.3

Leisure Products
Other securities		12,505,772	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	514,873	125,670,202	0.6
Other securities		214,529,289	0.9

		340,199,491	1.5

Machinery
Other securities		319,258,996	1.4

Media
Comcast Corp., Class A	3,936,204	139,380,984	0.6
Other securities		112,891,923	0.5

		252,272,907	1.1

Multi-Utilities
Other securities		43,552,070	0.2

Multiline Retail
Other securities		55,622,039	0.2

Oil, Gas & Consumable Fuels
Other securities		64,245,535	0.3

Personal Products
Other securities		55,541,304	0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	1,743,907	108,261,747	0.5
Johnson & Johnson	2,484,019	343,216,905	1.5
Merck & Co. Inc.	1,670,166	118,481,576	0.5
Pfizer Inc.	4,587,777	202,183,332	0.9
Other securities		205,132,011	0.9

		977,275,571	4.3

Professional Services
Other securities		44,238,761	0.2

Real Estate Management & Development
Other securities		26,048,062	0.1

Road & Rail
Other securities		264,926,783	1.2

Semiconductors & Semiconductor Equipment
Broadcom Inc.	738,086	182,107,959	0.8
Intel Corp.	4,602,877	217,670,053	0.9
NVIDIA Corp.	1,071,006	300,974,106	1.3
Texas Instruments Inc.	1,736,664	186,326,681	0.8

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment (continued)
Other securities		$453,714,250	2.0%

		1,340,793,049	5.8

Software
Adobe Systems Inc.(b)	895,226	241,666,259	1.1
Intuit Inc.	513,650	116,804,010	0.5
Microsoft Corp.	11,878,857	1,358,584,875	5.9
Oracle Corp.	2,780,158	143,344,947	0.6
salesforce.com Inc.(b)	1,370,280	217,915,628	1.0
Other securities		213,440,600	0.9

		2,291,756,319	10.0

Specialty Retail
Home Depot Inc. (The)	1,955,334	405,047,438	1.8
Lowe’s Companies Inc.	935,614	107,427,199	0.5
Other securities		179,296,941	0.7

		691,771,578	3.0

Technology Hardware, Storage & Peripherals
Apple Inc.	7,812,861	1,763,675,242	7.7
Other securities		38,399,701	0.1

		1,802,074,943	7.8

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	1,555,622	131,792,296	0.6
Other securities		63,564,750	0.2

		195,357,046	0.8

Tobacco
Altria Group Inc.	1,791,241	108,029,745	0.5
Philip Morris International Inc.	1,318,484	107,509,185	0.4

		215,538,930	0.9

Trading Companies & Distributors
Other securities		37,687,481	0.2

Water Utilities
Other securities		14,223,605	0.1

Total Common Stocks (Cost: $15,597,327,052)		22,963,220,916	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(d),(e)	161,714,951	161,763,465	0.7
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(d)	92,346,474	92,346,475	0.4

		254,109,940	1.1

Total Short-Term Investments (Cost: $254,093,294)		254,109,940	1.1

Total Investments In Securities (Cost: $15,851,420,346)		23,217,330,856	101.0

Other Assets, Less Liabilities		(225,842,547)	(1.0)

Net Assets		$22,991,488,309	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	19

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
September 30, 2018

(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss	)(a)	Change in Unrealized Appreciation (Depreciation )
BlackRock Cash Funds: Institutional, SL Agency Shares	201,257,683	—		(39,542,732	)(b)	161,714,951	$161,763,465	$283,429	(c)	$12,376		$18,164
BlackRock Cash Funds: Treasury, SL Agency Shares	20,348,132	71,998,342	(b)	—		92,346,474	92,346,475	222,599		—		—
BlackRock Inc.	122,594	8,394		(8,629)		122,359	57,671,468	736,641		1,637,802		(10,330,936)

							$311,781,408	$1,242,669		$1,650,178		$(10,312,772)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	180	12/21/18	$26,271	$68,454

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$68,454

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,081,743

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,839,367

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Growth ETF
September 30, 2018

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Futures contracts:
Average notional value of contracts — long	$28,380,040

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$22,963,220,916	$—	$—	$22,963,220,916
Money Market Funds	254,109,940	—	—	254,109,940

	$23,217,330,856	$—	$—	$23,217,330,856

Derivative financial instruments(a)
Assets
Futures Contracts	$68,454	$—	$—	$68,454

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Summary Schedule of Investments (unaudited)	iShares® S&P 500 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	1,022,442	$142,947,616	0.9%
Other securities		212,592,846	1.4

		355,540,462	2.3

Air Freight & Logistics
Other securities		116,635,524	0.8

Airlines
Other securities		113,835,158	0.8

Auto Components
Other securities		11,377,214	0.1

Automobiles
Other securities		119,525,591	0.8

Banks
Bank of America Corp.	6,566,684	193,454,511	1.3
Citigroup Inc.	3,421,255	245,440,834	1.6
JPMorgan Chase & Co.	4,569,029	515,569,232	3.4
PNC Financial Services Group Inc. (The)(a)	631,206	85,963,945	0.6
U.S. Bancorp	2,081,763	109,937,904	0.7
Wells Fargo & Co.	5,892,665	309,718,472	2.0
Other securities		285,383,790	1.9

		1,745,468,688	11.5

Beverages
Coca-Cola Co. (The)	2,861,956	132,193,748	0.9
PepsiCo Inc.	980,593	109,630,297	0.7
Other securities		19,373,270	0.1

		261,197,315	1.7

Biotechnology
Amgen Inc.	360,779	74,785,879	0.5
Other securities		97,782,248	0.6

		172,568,127	1.1

Building Products
Other securities		53,286,556	0.4

Capital Markets
BlackRock Inc.(a)	68,492	32,282,334	0.2
Goldman Sachs Group Inc. (The)	477,348	107,040,516	0.7
Morgan Stanley	1,802,715	83,952,438	0.5
Other securities		202,488,404	1.4

		425,763,692	2.8

Chemicals
DowDuPont Inc.	3,136,815	201,728,573	1.3
Other securities		211,331,465	1.4

		413,060,038	2.7

Commercial Services & Supplies
Other securities		18,476,733	0.1

Communications Equipment
Cisco Systems Inc.	3,355,885	163,263,805	1.1
Other securities		20,900,158	0.1

		184,163,963	1.2

Construction & Engineering
Other securities		30,151,492	0.2

Construction Materials
Other securities		18,750,995	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$167,034,994	1.1%

Containers & Packaging
Other securities		76,670,619	0.5

Distributors
Other securities		25,491,727	0.2

Diversified Consumer Services
Other securities		2,574,099	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	2,650,194	567,433,037	3.7
Other securities		8,706,240	0.1

		576,139,277	3.8

Diversified Telecommunication Services
AT&T Inc.	9,872,489	331,518,180	2.2
Verizon Communications Inc.	5,617,253	299,905,138	2.0
Other securities		27,394,428	0.2

		658,817,746	4.4

Electric Utilities
Duke Energy Corp.	968,427	77,493,529	0.5
Other securities		447,241,722	3.0

		524,735,251	3.5

Electrical Equipment
Other securities		99,425,329	0.7

Electronic Equipment, Instruments & Components
Other securities		15,402,292	0.1

Energy Equipment & Services
Schlumberger Ltd.	1,881,672	114,631,458	0.8
Other securities		118,397,964	0.7

		233,029,422	1.5

Entertainment
Twenty-First Century Fox Inc., Class A, NVS	1,432,956	66,388,851	0.4
Twenty-First Century Fox Inc., Class B(c)	662,196	30,341,821	0.2
Walt Disney Co. (The)	1,071,589	125,311,618	0.8
Other securities		23,604,853	0.2

		245,647,143	1.6

Equity Real Estate Investment Trusts (REITs)
Other securities		430,746,700	2.8

Food & Staples Retailing
Costco Wholesale Corp.	596,186	140,032,168	0.9
Walmart Inc.	1,950,952	183,213,902	1.2
Walgreens Boots Alliance Inc.	1,146,783	83,600,481	0.6
Other securities		79,146,940	0.5

		485,993,491	3.2

Food Products
Mondelez International Inc., Class A	1,993,749	85,651,457	0.6
Other securities		224,861,472	1.5

		310,512,929	2.1

Health Care Equipment & Supplies
Danaher Corp.	837,142	90,963,850	0.6
Medtronic PLC	1,046,510	102,945,189	0.7
Other securities		56,953,932	0.4

		250,862,971	1.7

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
CVS Health Corp.	1,384,030	$108,950,842	0.7%
Express Scripts Holding Co.(b)	764,335	72,619,468	0.5
Other securities		347,229,012	2.3

		528,799,322	3.5

Hotels, Restaurants & Leisure
Other securities		135,606,271	0.9

Household Durables
Other securities		48,921,987	0.3

Household Products
Procter & Gamble Co. (The)	2,131,884	177,436,705	1.2
Other securities		92,446,873	0.6

		269,883,578	1.8

Independent Power and Renewable Electricity Producers
Other securities		19,624,590	0.1

Industrial Conglomerates
General Electric Co.	11,815,285	133,394,568	0.9
Honeywell International Inc.	413,919	68,876,121	0.4

		202,270,689	1.3

Insurance
Chubb Ltd.	629,788	84,164,868	0.6
Other securities		511,192,955	3.3

		595,357,823	3.9

Interactive Media & Services
Other securities		4,474,243	0.0

Internet & Direct Marketing Retail
Other securities		8,646,257	0.1

IT Services
International Business Machines Corp.	1,240,883	187,633,918	1.2
Other securities		124,893,261	0.9

		312,527,179	2.1

Leisure Products
Other securities		12,961,615	0.1

Life Sciences Tools & Services
Other securities		55,111,369	0.4

Machinery
Other securities		255,130,985	1.7

Media
Comcast Corp., Class A	3,108,086	110,057,325	0.7
Other securities		88,834,680	0.6

		198,892,005	1.3

Metals & Mining
Other securities		76,631,649	0.5

Multi-Utilities
Other securities		271,430,484	1.8

Multiline Retail
Other securities		124,265,253	0.8

Oil, Gas & Consumable Fuels
Chevron Corp.	2,604,949	318,533,164	2.1
ConocoPhillips	1,579,836	122,279,306	0.8
Exxon Mobil Corp.	5,755,748	489,353,695	3.2
Occidental Petroleum Corp.	1,039,617	85,425,329	0.6

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Phillips 66	580,659	$65,451,883	0.4%
Valero Energy Corp.	581,036	66,092,845	0.4
Other securities		572,129,702	3.9

		1,719,265,924	11.4

Personal Products
Other securities		7,691,857	0.1

Pharmaceuticals
Allergan PLC	433,777	82,625,843	0.5
Johnson & Johnson	1,677,681	231,805,184	1.5
Merck & Co. Inc.	2,277,797	161,586,919	1.1
Pfizer Inc.	4,303,463	189,653,615	1.3
Other securities		138,697,796	0.9

		804,369,357	5.3

Professional Services
Other securities		62,986,768	0.4

Road & Rail
Union Pacific Corp.	482,554	78,574,268	0.5
Other securities		52,108,464	0.4

		130,682,732	0.9

Semiconductors & Semiconductor Equipment
Intel Corp.	2,695,467	127,468,635	0.8
QUALCOMM Inc.	1,242,790	89,518,164	0.6
Other securities		34,593,891	0.3

		251,580,690	1.7

Software
Oracle Corp.	1,882,929	97,083,819	0.6
Other securities		55,288,151	0.4

		152,371,970	1.0

Specialty Retail
Other securities		248,714,555	1.6

Technology Hardware, Storage & Peripherals
Other securities		136,194,385	0.9

Textiles, Apparel & Luxury Goods
Other securities		117,391,563	0.8

Tobacco
Altria Group Inc.	1,127,651	68,008,632	0.4
Philip Morris International Inc.	1,056,655	86,159,649	0.6

		154,168,281	1.0

Trading Companies & Distributors
Other securities		32,060,397	0.2

Water Utilities
Other securities		9,767,133	0.1

Total Common Stocks (Cost: $13,734,514,262)		15,090,666,449	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(d),(e)	121,845,654	121,882,207	0.8

S C H E D U L E O F I N V E S T M E N T S	23

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(d)	103,970,660	$103,970,660	0.7%

		225,852,867	1.5

Total Short-Term Investments (Cost: $225,839,536)		225,852,867	1.5

Total Investments In Securities (Cost: $13,960,353,798)		15,316,519,316	101.3

Other Assets, Less Liabilities		(189,489,990)	(1.3)

Net Assets		$15,127,029,326	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	60,110,555	61,735,099	(b)	—	121,845,654	$121,882,207	$226,904	(c)	$4,996		$16,281
BlackRock Cash Funds: Treasury, SL Agency Shares	15,039,687	88,930,973	(b)	—	103,970,660	103,970,660	298,773		—		—
BlackRock Inc.	69,699	11,990		(13,197)	68,492	32,282,334	431,701		1,870,236		(6,698,788)
PNC Financial Services Group Inc. (The)	647,820	112,592		(129,206)	631,206	85,963,945	1,094,236		8,256,531		(18,191,073)

						$344,099,146	$2,051,614		$10,131,763		$(24,873,580)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	268	12/21/18	$39,115	$71,272

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$71,272

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P 500 Value ETF
September 30, 2018

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$3,783,845

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,811,818

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$34,396,220

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$15,090,666,449	$—	$—	$15,090,666,449
Money Market Funds	225,852,867	—	—	225,852,867

	$15,316,519,316	$—	$—	$15,316,519,316

Derivative financial instruments(a)
Assets
Futures Contracts	$71,272	$—	$—	$71,272

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Summary Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)	311,479	$76,835,639	0.9%
Other securities		29,878,956	0.4

		106,714,595	1.3

Auto Components
Other securities		100,051,690	1.2

Automobiles
Other securities		36,581,336	0.5

Banks
East West Bancorp. Inc.	1,256,848	75,875,914	0.9
Other securities		392,159,235	4.9

		468,035,149	5.8

Beverages
Other securities		10,069,975	0.1

Biotechnology
Other securities		79,363,469	1.0

Building Products
Lennox International Inc.	314,099	68,599,222	0.8

Capital Markets
Eaton Vance Corp., NVS	1,023,801	53,810,981	0.7
FactSet Research Systems Inc.	332,563	74,397,669	0.9
MarketAxess Holdings Inc.(b)	328,015	58,547,397	0.7
SEI Investments Co.	1,142,545	69,809,499	0.9
Other securities		131,781,081	1.6

		388,346,627	4.8

Chemicals
Chemours Co. (The)	1,544,627	60,920,089	0.7
Other securities		135,448,531	1.7

		196,368,620	2.4

Commercial Services & Supplies
Other securities		109,524,585	1.3

Communications Equipment
Other securities		61,197,024	0.8

Construction & Engineering
Other securities		43,800,471	0.5

Construction Materials
Other securities		35,588,723	0.4

Consumer Finance
Other securities		28,630,491	0.4

Containers & Packaging
Other securities		36,295,630	0.4

Distributors
Pool Corp.	350,176	58,437,371	0.7

Diversified Consumer Services
Service Corp. International/U.S.	1,564,277	69,141,043	0.8
Other securities		30,822,179	0.4

		99,963,222	1.2

Electric Utilities
Other securities		56,687,719	0.7

Security	Shares	Value	% of Net Assets

Electrical Equipment
Other securities		$34,264,445	0.4%

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	1,492,055	83,286,510	1.0
Keysight Technologies Inc.(a),(b)	796,537	52,794,472	0.7
Trimble Inc.(a)	2,167,901	94,216,977	1.2
Zebra Technologies Corp., Class A(a)	465,677	82,345,664	1.0
Other securities		185,282,945	2.2

		497,926,568	6.1

Energy Equipment & Services
Other securities		34,989,463	0.4

Entertainment
Live Nation Entertainment Inc.(a)	1,196,714	65,185,011	0.8
Other securities		36,385,280	0.5

		101,570,291	1.3

Equity Real Estate Investment Trusts (REITs)
Lamar Advertising Co., Class A(b)	733,894	57,096,953	0.7
Other securities		479,075,667	5.9

		536,172,620	6.6

Food & Staples Retailing
Other securities		30,212,426	0.4

Food Products
Lamb Weston Holdings Inc.	1,269,944	84,578,271	1.0
Other securities		79,085,128	1.0

		163,663,399	2.0

Gas Utilities
Other securities		31,906,086	0.4

Health Care Equipment & Supplies
Hill-Rom Holdings Inc.	575,940	54,368,736	0.7
LivaNova PLC(a),(b)	421,443	52,246,289	0.6
Masimo Corp.(a)	416,279	51,843,387	0.6
STERIS PLC	447,330	51,174,552	0.6
Teleflex Inc.(b)	397,194	105,689,351	1.3
West Pharmaceutical Services Inc.	395,440	48,824,977	0.6
Other securities		219,232,895	2.8

		583,380,187	7.2

Health Care Providers & Services
Encompass Health Corp.	857,459	66,838,929	0.8
Other securities		136,355,585	1.7

		203,194,514	2.5

Health Care Technology
Other securities		49,165,245	0.6

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	363,170	107,062,516	1.3
Dunkin’ Brands Group Inc.	726,608	53,565,542	0.7
Wyndham Hotels & Resorts Inc.(b)	866,906	48,173,966	0.6
Other securities		282,006,573	3.4

		490,808,597	6.0

Household Durables
NVR Inc.(a)	29,560	73,036,848	0.9
Other securities		101,936,045	1.3

		174,972,893	2.2

Household Products
Other securities		13,377,479	0.2

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates
Other securities		$30,290,442	0.4%

Insurance
Other securities		208,287,646	2.6

Interactive Media & Services
Other securities		8,279,797	0.1

IT Services
Jack Henry & Associates Inc.	669,383	107,154,831	1.3
WEX Inc.(a)	373,743	75,032,645	0.9
Other securities		150,960,204	1.9

		333,147,680	4.1

Leisure Products
Polaris Industries Inc.	511,077	51,593,223	0.6
Other securities		22,684,327	0.3

		74,277,550	0.9

Life Sciences Tools & Services
Bio-Rad Laboratories Inc., Class A(a)	173,770	54,388,272	0.7
Bio-Techne Corp.	327,245	66,793,977	0.8
Charles River Laboratories International Inc.(a),(b)	416,586	56,047,481	0.7
PRA Health Sciences Inc.(a),(b)	502,469	55,367,059	0.7

		232,596,789	2.9

Machinery
Graco Inc.	1,449,712	67,179,654	0.8
IDEX Corp.	665,055	100,197,186	1.2
Nordson Corp.(b)	453,900	63,046,710	0.8
Toro Co. (The)	912,362	54,714,349	0.7
Other securities		224,240,479	2.8

		509,378,378	6.3

Media
Other securities		87,117,493	1.1

Metals & Mining
Other securities		43,780,406	0.5

Multi-Utilities
Other securities		32,968,829	0.4

Multiline Retail
Other securities		42,851,374	0.5

Oil, Gas & Consumable Fuels
Other securities		12,765,034	0.2

Paper & Forest Products
Other securities		32,789,349	0.4

Personal Products
Other securities		17,842,034	0.2

Pharmaceuticals
Catalent Inc.(a)	1,256,511	57,234,076	0.7
Other securities		21,982,624	0.3

		79,216,700	1.0

Professional Services
Other securities		23,834,940	0.3

Real Estate Management & Development
Other securities		40,749,762	0.5

Security	Shares	Value	% of Net Assets

Road & Rail
Old Dominion Freight Line Inc.	568,930	$91,745,652	1.1%
Other securities		56,364,575	0.7

		148,110,227	1.8

Semiconductors & Semiconductor Equipment
Integrated Device Technology Inc.(a)	1,121,851	52,738,215	0.7
Teradyne Inc.	1,628,441	60,219,748	0.7
Other securities		228,564,160	2.8

		341,522,123	4.2

Software
CDK Global Inc.	1,122,658	70,233,484	0.9
Fair Isaac Corp.(a)	252,652	57,743,615	0.7
Fortinet Inc.(a)	1,246,903	115,051,740	1.4
PTC Inc.(a),(b)	542,657	57,624,747	0.7
Tyler Technologies Inc.(a)	335,226	82,150,483	1.0
Ultimate Software Group Inc. (The)(a),(b)	270,601	87,184,936	1.1
Other securities		161,719,070	2.0

		631,708,075	7.8

Specialty Retail
Five Below Inc.(a),(b)	483,327	62,861,510	0.8
Other securities		21,409,220	0.2

		84,270,730	1.0

Textiles, Apparel & Luxury Goods
Other securities		75,821,504	0.9

Thrifts & Mortgage Finance
Other securities		24,337,266	0.3

Trading Companies & Distributors
Other securities		39,604,756	0.5

Water Utilities
Other securities		34,732,937	0.4

Total Common Stocks (Cost: $6,727,141,151)		8,120,141,953	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	312,141,357	312,234,999	3.8
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	30,896,900	30,896,900	0.4

		343,131,899	4.2

Total Short-Term Investments (Cost: $343,059,439)		343,131,899	4.2

Total Investments In Securities (Cost: $7,070,200,590)		8,463,273,852	104.1

Other Assets, Less Liabilities		(334,034,821)	(4.1)

Net Assets		$8,129,239,031	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

S C H E D U L E O F I N V E S T M E N T S	27

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
September 30, 2018

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	259,947,471	52,193,886	312,141,357	$312,234,999	$650,768	(b)	$9,493		$76,184
BlackRock Cash Funds: Treasury, SL Agency Shares	9,263,945	21,632,955	30,896,900	30,896,900	91,909		—		—

				$343,131,899	$742,677		$9,493		$76,184

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	52	12/21/18	$10,531	$(14,450)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$14,450

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$682,784

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$30,782

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,261,250

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Growth ETF
September 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,120,141,953	$—	$—	$8,120,141,953
Money Market Funds	343,131,899	—	—	343,131,899

	$8,463,273,852	$—	$—	$8,463,273,852

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(14,450)	$—	$—	$(14,450)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Summary Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$35,278,569	0.6%

Airlines
JetBlue Airways Corp.(a),(b)	2,203,430	42,658,405	0.7

Auto Components
Other securities		41,548,161	0.7

Banks
Associated Banc-Corp.	1,212,085	31,514,210	0.5
First Horizon National Corp.	2,289,046	39,508,934	0.6
PacWest Bancorp.	862,286	41,087,928	0.7
Prosperity Bancshares Inc.	467,286	32,406,284	0.5
Umpqua Holdings Corp.	1,550,938	32,259,510	0.5
Other securities		415,624,030	6.7

		592,400,896	9.5

Beverages
Other securities		9,302,925	0.1

Biotechnology
Other securities		12,139,009	0.2

Capital Markets
Other securities		44,501,843	0.7

Chemicals
Ashland Global Holdings Inc.	439,676	36,871,229	0.6
RPM International Inc.	535,716	34,789,397	0.6
Other securities		114,172,644	1.8

		185,833,270	3.0

Commercial Services & Supplies
Other securities		67,426,752	1.1

Communications Equipment
Ciena Corp.(a),(b)	1,004,361	31,376,238	0.5
Other securities		79,492,678	1.3

		110,868,916	1.8

Construction & Engineering
AECOM(a),(b)	1,132,398	36,984,119	0.6
Other securities		71,357,472	1.1

		108,341,591	1.7

Consumer Finance
Other securities		33,278,145	0.5

Containers & Packaging
Sonoco Products Co.	701,512	38,933,916	0.6
Other securities		94,954,242	1.5

		133,888,158	2.1

Diversified Consumer Services
Other securities		45,505,609	0.7

Electric Utilities
OGE Energy Corp.	1,406,736	51,092,651	0.8
Other securities		65,777,841	1.1

		116,870,492	1.9

Electrical Equipment
Acuity Brands Inc.(b)	283,001	44,487,757	0.7
Other securities		105,952,081	1.7

		150,439,838	2.4

Security	Shares	Value	% of Net Assets

Electronic Equipment, Instruments & Components
Arrow Electronics Inc.(a)	615,494	$45,374,217	0.7%
Avnet Inc.	815,323	36,502,011	0.6
Keysight Technologies Inc.(a)	673,243	44,622,546	0.7
Other securities		58,423,662	1.0

		184,922,436	3.0

Energy Equipment & Services
Transocean Ltd.(a),(b)	3,025,428	42,204,721	0.7
Other securities		190,957,884	3.0

		233,162,605	3.7

Entertainment
Other securities		30,101,318	0.5

Equity Real Estate Investment Trusts (REITs)
American Campus Communities Inc.(b)	965,116	39,724,175	0.6
EPR Properties(b)	523,651	35,822,965	0.6
Hospitality Properties Trust	1,157,641	33,386,366	0.5
Omega Healthcare Investors Inc.(b)	1,410,997	46,238,372	0.7
Other securities		477,867,737	7.8

		633,039,615	10.2

Food & Staples Retailing
Casey’s General Stores Inc.	257,744	33,277,328	0.5
Other securities		10,672,802	0.2

		43,950,130	0.7

Food Products
Post Holdings Inc.(a),(b)	469,222	46,002,525	0.7
Other securities		87,420,235	1.4

		133,422,760	2.1

Gas Utilities
Atmos Energy Corp.	783,206	73,550,876	1.2
National Fuel Gas Co.	605,366	33,936,818	0.5
UGI Corp.	1,224,537	67,937,313	1.1
Other securities		60,514,468	1.0

		235,939,475	3.8

Health Care Equipment & Supplies
Other securities		111,883,623	1.8

Health Care Providers & Services
Molina Healthcare Inc.(a),(b)	221,850	32,989,095	0.5
Other securities		94,188,756	1.5

		127,177,851	2.0

Health Care Technology
Other securities		8,444,393	0.1

Hotels, Restaurants & Leisure
Other securities		84,402,806	1.4

Household Durables
Other securities		29,461,154	0.5

Household Products
Other securities		13,857,763	0.2

Industrial Conglomerates
Other securities		26,647,769	0.4

Insurance
Alleghany Corp.	105,204	68,648,766	1.1
American Financial Group Inc./OH	495,694	55,007,163	0.9
Hanover Insurance Group Inc. (The)	299,588	36,960,172	0.6
Old Republic International Corp.	2,002,456	44,814,965	0.7
Reinsurance Group of America Inc.	448,340	64,812,031	1.0

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance (continued)
WR Berkley Corp.	677,756	$54,173,037	0.9%
Other securities		95,358,625	1.5

		419,774,759	6.7

Interactive Media & Services
Other securities		5,760,937	0.1

IT Services
Leidos Holdings Inc.	1,059,889	73,301,923	1.2
Other securities		104,720,266	1.7

		178,022,189	2.9

Leisure Products
Other securities		22,514,833	0.4

Life Sciences Tools & Services
Other securities		22,033,707	0.3

Machinery
Trinity Industries Inc.	1,040,380	38,119,523	0.6
Wabtec Corp./DE(b)	356,470	37,386,574	0.6
Other securities		176,926,105	2.9

		252,432,202	4.1

Marine
Kirby Corp.(a),(b)	379,525	31,215,931	0.5

Media
Other securities		56,179,283	0.9

Metals & Mining
Reliance Steel & Aluminum Co.	509,572	43,461,396	0.7
Steel Dynamics Inc.	1,653,634	74,727,720	1.2
U.S. Steel Corp.(b)	1,248,209	38,045,410	0.6
Other securities		91,033,764	1.5

		247,268,290	4.0

Multi-Utilities
MDU Resources Group Inc.	1,380,585	35,467,229	0.6
Other securities		57,768,862	0.9

		93,236,091	1.5

Multiline Retail
Other securities		22,179,194	0.4

Oil, Gas & Consumable Fuels
Energen Corp.(a)	577,189	49,736,376	0.8
Murphy Oil Corp.	1,145,669	38,196,605	0.6
PBF Energy Inc., Class A	844,101	42,129,081	0.7
WPX Energy Inc.(a)	2,780,730	55,948,288	0.9
Other securities		222,411,381	3.6

		408,421,731	6.6

Paper & Forest Products
Other securities		23,110,214	0.4

Personal Products
Other securities		35,314,436	0.6

Pharmaceuticals
Other securities		21,726,650	0.3

Professional Services
ManpowerGroup Inc.	457,066	39,289,393	0.6
Other securities		17,870,184	0.3

		57,159,577	0.9

Security	Shares	Value	% of Net Assets

Real Estate Management & Development
Other securities		$31,161,385	0.5%

Road & Rail
Genesee & Wyoming Inc., Class A(a),(b)	418,589	38,087,413	0.6
Other securities		74,072,963	1.2

		112,160,376	1.8

Semiconductors & Semiconductor Equipment
Other securities		53,130,519	0.9

Software
PTC Inc.(a)	306,231	32,518,670	0.5
Other securities		30,398,982	0.5

		62,917,652	1.0

Specialty Retail
Williams-Sonoma Inc.	567,361	37,286,965	0.6
Other securities		180,156,219	2.9

		217,443,184	3.5

Technology Hardware, Storage & Peripherals
Other securities		23,591,323	0.4

Textiles, Apparel & Luxury Goods
Other securities		22,584,537	0.4

Thrifts & Mortgage Finance
New York Community Bancorp. Inc.	3,453,688	35,814,745	0.6
Other securities		11,090,336	0.2

		46,905,081	0.8

Trading Companies & Distributors
Other securities		72,272,266	1.2

Water Utilities
Other securities		18,033,030	0.3

Wireless Telecommunication Services
Other securities		19,734,798	0.3

Total Common Stocks (Cost: $5,526,277,403)		6,202,980,452	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	441,397,128	441,529,546	7.1
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	30,436,439	30,436,439	0.5

		471,965,985	7.6

Total Short-Term Investments (Cost: $471,862,441)		471,965,985	7.6

Total Investments In Securities (Cost: $5,998,139,844)		6,674,946,437	107.4

Other Assets, Less Liabilities		(458,436,704)	(7.4)

Net Assets		$6,216,509,733	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	31

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
September 30, 2018

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	424,106,220	17,290,908	441,397,128	$441,529,546	$1,159,119	(b)	$(457)	$124,032
BlackRock Cash Funds: Treasury, SL Agency Shares	7,011,886	23,424,553	30,436,439	30,436,439	88,536		—	—

				$471,965,985	$1,247,655		$(457)	$124,032

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P MidCap 400 E-Mini	57	12/21/18	$11,544	$(51,068)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$51,068

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$411,273

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$297,441

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$12,124,780

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
September 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,202,980,452	$—	$—	$6,202,980,452
Money Market Funds	471,965,985	—	—	471,965,985

	$6,674,946,437	$—	$—	$6,674,946,437

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(51,068)	$—	$—	$(51,068)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Summary Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Aerojet Rocketdyne Holdings Inc.(a),(b)	1,212,242	$41,204,106	0.6%
Aerovironment Inc.(a),(b)	371,177	41,634,924	0.6
Axon Enterprise Inc.(a),(b)	1,011,741	69,233,437	1.0
Mercury Systems Inc.(a),(b)	843,673	46,671,990	0.6
Other securities		38,327,017	0.5

		237,071,474	3.3

Air Freight & Logistics
Other securities		36,672,614	0.5

Airlines
Other securities		16,734,557	0.2

Auto Components
Fox Factory Holding Corp.(a),(b)	659,123	46,171,566	0.6
Other securities		72,950,296	1.1

		119,121,862	1.7

Automobiles
Other securities		16,575,464	0.2

Banks
First Financial Bankshares Inc.	695,787	41,121,012	0.6
Other securities		456,236,239	6.4

		497,357,251	7.0

Beverages
Other securities		32,020,185	0.4

Biotechnology
Emergent BioSolutions Inc.(a),(b)	765,740	50,408,664	0.7
Ligand Pharmaceuticals Inc.(a),(b)	366,114	100,494,632	1.4
Myriad Genetics Inc.(a)	1,230,327	56,595,042	0.8
Repligen Corp.(a),(b)	679,402	37,679,635	0.5
Other securities		145,337,484	2.1

		390,515,457	5.5

Building Products
Simpson Manufacturing Co. Inc.	726,570	52,647,262	0.7
Trex Co. Inc.(a)	1,018,802	78,427,378	1.1
Other securities		126,558,763	1.8

		257,633,403	3.6

Capital Markets
Other securities		18,925,804	0.3

Chemicals
Ingevity Corp.(a),(b)	729,435	74,314,838	1.0
Other securities		155,692,623	2.2

		230,007,461	3.2

Commercial Services & Supplies
Other securities		156,258,379	2.2

Communications Equipment
Other securities		83,948,831	1.2

Construction & Engineering
Other securities		36,523,963	0.5

Construction Materials
Other securities		12,708,336	0.2

Consumer Finance
FirstCash Inc.	768,989	63,057,098	0.9
Green Dot Corp., Class A(a)	822,596	73,062,977	1.0

Security	Shares	Value	% of Net Assets

Consumer Finance (continued)
Other securities		$9,587,688	0.1%

		145,707,763	2.0

Containers & Packaging
Other securities		9,126,043	0.1

Diversified Consumer Services
Other securities		43,975,003	0.6

Diversified Telecommunication Services
Cogent Communications Holdings Inc.	723,608	40,377,326	0.6
Vonage Holdings Corp.(a),(b)	3,815,441	54,026,645	0.7

		94,403,971	1.3

Electric Utilities
Other securities		21,498,105	0.3

Electrical Equipment
Other securities		12,868,592	0.2

Electronic Equipment, Instruments & Components
II-VI Inc.(a),(b)	1,024,488	48,458,282	0.7
Rogers Corp.(a),(b)	320,411	47,202,949	0.7
Other securities		165,075,086	2.3

		260,736,317	3.7

Energy Equipment & Services
Other securities		32,071,915	0.4

Equity Real Estate Investment Trusts (REITs)
EastGroup Properties Inc.(b)	621,385	59,416,834	0.8
Other securities		319,356,635	4.5

		378,773,469	5.3

Food Products
Other securities		109,855,704	1.5

Gas Utilities
Other securities		37,609,116	0.5

Health Care Equipment & Supplies
Integer Holdings Corp.(a),(b)	515,686	42,776,154	0.6
Merit Medical Systems Inc.(a),(b)	949,548	58,349,725	0.8
Neogen Corp.(a),(b)	899,221	64,321,278	0.9
Other securities		165,553,845	2.4

		331,001,002	4.7

Health Care Providers & Services
Amedisys Inc.(a),(b)	502,587	62,803,271	0.9
AMN Healthcare Services Inc.(a),(b)	827,680	45,274,096	0.6
LHC Group Inc.(a),(b)	507,823	52,300,691	0.7
Other securities		136,168,657	2.0

		296,546,715	4.2

Health Care Technology
Omnicell Inc.(a),(b)	684,356	49,205,197	0.7
Other securities		69,549,352	1.0

		118,754,549	1.7

Hotels, Restaurants & Leisure
Dave & Buster’s Entertainment Inc.(b)	686,146	45,436,588	0.6
Other securities		160,787,268	2.3

		206,223,856	2.9

Household Durables
Cavco Industries Inc.(a)	148,544	37,581,632	0.5
iRobot Corp.(a),(b)	477,620	52,499,990	0.7

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables (continued)
Other securities		$109,871,524	1.6%

		199,953,146	2.8

Household Products
Other securities		54,085,847	0.8

Industrial Conglomerates
Other securities		28,624,585	0.4

Insurance
Selective Insurance Group Inc.	654,706	41,573,831	0.6
Other securities		112,856,675	1.6

		154,430,506	2.2

Interactive Media & Services
Other securities		23,692,420	0.3

Internet & Direct Marketing Retail
Stamps.com Inc.(a)	296,057	66,968,093	0.9
Other securities		71,993,196	1.1

		138,961,289	2.0

IT Services
ExlService Holdings Inc.(a)	597,984	39,586,541	0.5
Other securities		65,973,323	1.0

		105,559,864	1.5

Leisure Products
Other securities		37,219,817	0.5

Life Sciences Tools & Services
Other securities		36,879,836	0.5

Machinery
Albany International Corp., Class A	505,390	40,178,505	0.6
Barnes Group Inc.	817,053	58,035,275	0.8
Harsco Corp.(a)	1,408,912	40,224,438	0.6
John Bean Technologies Corp.(b)	548,287	65,410,639	0.9
Proto Labs Inc.(a),(b)	468,867	75,839,237	1.1
Other securities		195,882,203	2.7

		475,570,297	6.7

Media
Other securities		8,916,089	0.1

Mortgage Real Estate Investment
Other securities		6,838,674	0.1

Multi-Utilities
Other securities		24,887,857	0.3

Oil, Gas & Consumable Fuels
Other securities		32,113,653	0.5

Paper & Forest Products
Other securities		20,169,914	0.3

Personal Products
Medifast Inc.	208,238	46,135,129	0.6
Other securities		19,441,342	0.3

		65,576,471	0.9

Pharmaceuticals
Supernus Pharmaceuticals Inc.(a),(b)	905,813	45,607,684	0.7
Other securities		93,686,782	1.3

		139,294,466	2.0

Professional Services
ASGN Inc.(a)	908,207	71,684,778	1.0

Security	Shares	Value	% of Net Assets

Professional Services (continued)
Exponent Inc.	906,875	$48,608,500	0.7%
Insperity Inc.	661,844	78,064,500	1.1
Korn/Ferry International	992,311	48,861,394	0.7
Other securities		34,435,913	0.5

		281,655,085	4.0

Real Estate Management & Development
Other securities		28,955,812	0.4

Road & Rail
Other securities		38,211,576	0.5

Semiconductors & Semiconductor Equipment
Brooks Automation Inc.	1,228,113	43,020,798	0.6
Cabot Microelectronics Corp.	445,288	45,940,363	0.6
Semtech Corp.(a),(b)	727,062	40,424,647	0.6
Other securities		236,328,456	3.3

		365,714,264	5.1

Software
Bottomline Technologies de Inc.(a),(b)	637,815	46,375,529	0.7
Qualys Inc.(a),(b)	584,460	52,075,386	0.7
Other securities		162,136,283	2.3

		260,587,198	3.7

Specialty Retail
RH(a),(b)	340,965	44,669,825	0.6
Other securities		80,142,605	1.2

		124,812,430	1.8

Textiles, Apparel & Luxury Goods
Other securities		44,572,883	0.6

Thrifts & Mortgage Finance
Other securities		117,486,515	1.7

Water Utilities
Other securities		47,658,951	0.7

Total Common Stocks (Cost: $5,649,619,491)		7,103,656,606	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	675,148,082	675,350,626	9.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	19,480,581	19,480,581	0.3

		694,831,207	9.8

Total Short-Term Investments (Cost: $694,679,103)		694,831,207	9.8

Total Investments In Securities (Cost: $6,344,298,594)		7,798,487,813	109.6

Other Assets, Less Liabilities		(685,140,933)	(9.6)

Net Assets		$7,113,346,880	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	35

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
September 30, 2018

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	493,610,941	181,537,141	675,148,082	$675,350,626	$2,607,959	(b)	$1,048		$165,707
BlackRock Cash Funds: Treasury, SL Agency Shares	4,426,144	15,054,437	19,480,581	19,480,581	84,955		—		—

				$694,831,207	$2,692,914		$1,048		$165,707

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	113	12/21/18	$9,610	$(22,996)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$22,996

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$724,615

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$89,942

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$9,205,553

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Growth ETF
September 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,103,656,606	$—	$—	$7,103,656,606
Money Market Funds	694,831,207	—	—	694,831,207

	$7,798,487,813	$—	$—	$7,798,487,813

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(22,996)	$—	$—	$(22,996)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (unaudited)	iShares® S&P Small-Cap 600 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$102,944,115	1.5%

Air Freight & Logistics
Other securities		64,888,072	0.9

Airlines
Hawaiian Holdings Inc.	811,530	32,542,353	0.5
SkyWest Inc.	832,963	49,061,521	0.7
Other securities		10,616,964	0.1

		92,220,838	1.3

Auto Components
American Axle & Manufacturing
Holdings Inc.(a),(b)	1,786,365	31,154,206	0.4
Cooper-Standard Holdings Inc.(a),(b)	263,380	31,600,332	0.5
Other securities		81,012,945	1.2

		143,767,483	2.1

Banks
Community Bank System Inc.	817,449	49,921,611	0.7
First BanCorp./Puerto Rico(b)	3,473,756	31,611,180	0.5
First Midwest Bancorp. Inc.	1,649,980	43,872,968	0.6
Great Western Bancorp. Inc.	942,270	39,754,371	0.6
Hope Bancorp Inc.	1,974,975	31,935,346	0.5
Old National Bancorp./IN	2,436,783	47,029,912	0.7
Simmons First National Corp., Class A	1,476,103	43,471,233	0.6
Other securities		405,747,052	5.8

		693,343,673	10.0

Biotechnology
Other securities		64,959,699	0.9

Building Products
Other securities		76,904,769	1.1

Capital Markets
Blucora Inc.(a),(b)	758,942	30,547,416	0.4
Other securities		98,841,038	1.5

		129,388,454	1.9

Chemicals
Other securities		175,021,345	2.5

Commercial Services & Supplies
ABM Industries Inc.	1,053,272	33,968,022	0.5
Other securities		162,087,551	2.3

		196,055,573	2.8

Communications Equipment
Finisar Corp.(a),(b)	1,874,735	35,713,702	0.5
NETGEAR Inc.(a),(b)	508,904	31,984,616	0.5
Other securities		60,637,947	0.9

		128,336,265	1.9

Construction & Engineering
Other securities		25,415,195	0.4

Consumer Finance
Other securities		68,066,572	1.0

Containers & Packaging
Other securities		4,712,914	0.1

Distributors
Other securities		24,950,174	0.4

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$42,505,256	0.6%

Diversified Telecommunication Services
Iridium Communications Inc.(a),(b)	1,541,155	34,675,988	0.5
Other securities		51,392,770	0.7

		86,068,758	1.2

Electric Utilities
Other securities		17,268,337	0.3

Electrical Equipment
Other securities		42,981,118	0.6

Electronic Equipment, Instruments & Components
Anixter International Inc.(b)	460,307	32,359,582	0.5
Insight Enterprises Inc.(a),(b)	567,278	30,684,067	0.4
Plexus Corp.(a),(b)	515,568	30,165,884	0.4
Sanmina Corp.(a),(b)	1,082,258	29,870,321	0.4
Other securities		185,641,102	2.8

		308,720,956	4.5

Energy Equipment & Services
Oil States International Inc.(a),(b)	955,987	31,738,768	0.5
Other securities		226,072,472	3.2

		257,811,240	3.7

Entertainment
Other securities		13,242,260	0.2

Equity Real Estate Investment Trusts (REITs)
Acadia Realty Trust(a)	1,303,602	36,539,964	0.5
DiamondRock Hospitality Co.	3,324,319	38,794,803	0.6
Other securities		308,437,194	4.4

		383,771,961	5.5

Food & Staples Retailing
Other securities		47,283,171	0.7

Food Products
Other securities		86,315,546	1.3

Gas Utilities
Spire Inc.	806,139	59,291,523	0.9
Other securities		44,363,155	0.6

		103,654,678	1.5

Health Care Equipment & Supplies
Other securities		83,946,291	1.2

Health Care Providers & Services
Other securities		113,275,456	1.6

Health Care Technology
Other securities		35,106,188	0.5

Hotels, Restaurants & Leisure
Other securities		89,973,223	1.3

Household Durables
Other securities		65,124,827	0.9

Household Products
Other securities		16,405,260	0.2

Insurance
American Equity Investment Life Holding Co.	1,440,138	50,923,280	0.7
Horace Mann Educators Corp.	656,952	29,497,145	0.4

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance (continued)
Other securities		$208,169,685	3.1%

		288,590,110	4.2

Internet & Direct Marketing Retail
Other securities		16,571,721	0.2

IT Services
CACI International Inc., Class A(a),(b)	394,408	72,630,233	1.0
Travelport Worldwide Ltd.	2,018,622	34,054,153	0.5
Other securities		126,470,577	1.9

		233,154,963	3.4

Leisure Products
Other securities		42,671,847	0.6

Life Sciences Tools & Services
Other securities		22,819,990	0.3

Machinery
Chart Industries Inc.(a),(b)	495,782	38,834,604	0.6
Greenbrier Companies Inc. (The)	514,880	30,944,288	0.4
SPX FLOW Inc.(b)	680,503	35,386,156	0.5
Other securities		250,333,787	3.6

		355,498,835	5.1

Marine
Other securities		27,070,870	0.4

Media
Other securities		59,395,073	0.9

Metals & Mining
Kaiser Aluminum Corp.	263,540	28,741,672	0.4
Other securities		85,157,500	1.2

		113,899,172	1.6

Mortgage Real Estate Investment
Apollo Commercial Real Estate
Finance Inc.(a)	1,790,573	33,788,113	0.5
PennyMac Mortgage Investment Trust(c)	978,839	19,811,701	0.3
Other securities		97,510,054	1.4

		151,109,868	2.2

Multi-Utilities
Avista Corp.	593,921	30,028,646	0.4

Multiline Retail
Other securities		8,296,544	0.1

Oil, Gas & Consumable Fuels
Carrizo Oil & Gas Inc.(a),(b)	1,357,467	34,208,168	0.5
Denbury Resources Inc.(b)	7,345,098	45,539,608	0.7
PDC Energy Inc.(b)	1,054,004	51,604,036	0.7
SRC Energy Inc.(a),(b)	3,870,450	34,408,301	0.5
Other securities		99,053,177	1.4

		264,813,290	3.8

Paper & Forest Products
KapStone Paper and Packaging Corp.	1,420,234	48,160,135	0.7
Other securities		67,820,699	1.0

		115,980,834	1.7

Personal Products
Other securities		15,536,066	0.2

Pharmaceuticals
Endo International PLC(b)	3,179,179	53,505,583	0.8

Security	Shares	Value	% of Net Assets

Pharmaceuticals (continued)
Other securities		$26,074,439	0.4%

		79,580,022	1.2

Professional Services
FTI Consulting Inc.(a),(b)	610,566	44,687,326	0.7
Other securities		66,802,494	0.9

		111,489,820	1.6

Real Estate Management & Development
Other securities		12,594,823	0.2

Road & Rail
Other securities		44,437,429	0.6

Semiconductors & Semiconductor Equipment
Other securities		109,761,972	1.6

Software
Other securities		93,489,274	1.4

Specialty Retail
DSW Inc., Class A	1,086,383	36,806,656	0.5
Monro Inc.(a)	525,996	36,609,322	0.5
Office Depot Inc.	8,825,889	28,331,104	0.4
Other securities		323,197,399	4.7

		424,944,481	6.1

Technology Hardware, Storage & Peripherals
3D Systems Corp.(a),(b)	1,821,890	34,433,721	0.5
Other securities		43,821,871	0.6

		78,255,592	1.1

Textiles, Apparel & Luxury Goods
G-III Apparel Group Ltd.(a),(b)	668,606	32,220,123	0.5
Wolverine World Wide Inc.	1,517,286	59,250,018	0.8
Other securities		96,890,356	1.4

		188,360,497	2.7

Thrifts & Mortgage Finance
Northwest Bancshares Inc.	1,652,358	28,618,841	0.4
Other securities		62,678,623	0.9

		91,297,464	1.3

Tobacco
Other securities		25,843,675	0.4

Trading Companies & Distributors
Applied Industrial Technologies Inc.	619,324	48,462,103	0.7
Kaman Corp.	447,783	29,902,949	0.4
Other securities		16,891,093	0.3

		95,256,145	1.4

Water Utilities
Other securities		25,337,918	0.4

Wireless Telecommunication Services
Other securities		4,457,314	0.1

Total Common Stocks (Cost: $6,225,900,396)		6,914,973,922	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	562,068,899	562,237,520	8.1

S C H E D U L E O F I N V E S T M E N T S	39

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	32,363,910	$32,363,910	0.5%

		594,601,430	8.6

Total Short-Term Investments (Cost: $594,492,824)		594,601,430	8.6

Total Investments In Securities (Cost: $6,820,393,220)		7,509,575,352	108.4

Other Assets, Less Liabilities		(581,912,649)	(8.4)

Net Assets		$6,927,662,703	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	454,337,871	107,731,028	(b)	—	562,068,899	$562,237,520	$1,986,104	(c)	$(2,323)		$133,117
BlackRock Cash Funds: Treasury, SL Agency Shares	3,734,596	28,629,314	(b)	—	32,363,910	32,363,910	97,975		—		—
PennyMac Mortgage Investment Trust	821,809	240,601		(83,571)	978,839	19,811,701	793,830		101,158		1,850,391

						$614,413,131	$2,877,909		$98,835		$1,983,508

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	141	12/21/18	$11,991	$(81,729)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$81,729

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® S&P Small-Cap 600 Value ETF
September 30, 2018

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$936,018

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$208,909

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$14,839,028

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,914,080,947	$—	$892,975	$6,914,973,922
Money Market Funds	594,601,430	—	—	594,601,430

	$7,508,682,377	$—	$892,975	$7,509,575,352

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(81,729)	$—	$—	$(81,729)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Statements of Assets and Liabilities (unaudited)
September 30, 2018

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$4,918,910,766	$22,905,549,448	$14,972,420,170	$8,120,141,953
Affiliated(c)	95,832,780	311,781,408	344,099,146	343,131,899
Cash	376	208,149	3,357,770	35
Cash pledged:
Futures contracts	306,640	1,713,340	1,580,360	774,470
Receivables:
Investments sold	—	—	—	39,363,639
Securities lending income — Affiliated	1,435	153,727	90,630	80,283
Variation margin on futures contracts	—	—	—	49,303
Capital shares sold	—	—	—	6,688,575
Dividends	3,486,584	11,046,619	19,662,945	6,354,452

Total assets	5,018,538,581	23,230,452,691	15,341,211,021	8,516,584,609

LIABILITIES
Collateral on securities loaned, at value	52,412,175	161,750,752	121,869,963	312,169,067
Payables:
Investments purchased	—	12,623,229	864,517	37,156,052
Variation margin on futures contracts	2,069	14,899	11,044	—
Capital shares redeemed	7,235	—	—	12,738,176
Income distributions	21,532,538	61,194,470	89,176,423	23,636,688
Investment advisory fees	817,608	3,381,032	2,259,748	1,645,595

Total liabilities	74,771,625	238,964,382	214,181,695	387,345,578

NET ASSETS	$4,943,766,956	$22,991,488,309	$15,127,029,326	$8,129,239,031

NET ASSETS CONSIST OF:
Paid-in capital	$4,130,519,886	$15,646,640,542	$13,609,479,547	$6,315,480,972
Undistributed (distributions in excess of) net investment income	950,840	3,894,582	6,134,007	(481,479)
Accumulated net realized gain (loss)	90,015,279	(25,025,779)	155,178,982	421,180,726
Net unrealized appreciation	722,280,951	7,365,978,964	1,356,236,790	1,393,058,812

NET ASSETS	$4,943,766,956	$22,991,488,309	$15,127,029,326	$8,129,239,031

Shares outstanding	38,150,000	129,800,000	130,600,000	34,900,000

Net asset value	$129.59	$177.13	$115.83	$232.93

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$50,908,850	$157,065,918	$118,843,266	$306,661,736
(b) Investments, at cost — Unaffiliated	$4,198,658,707	$15,548,435,779	$13,635,216,784	$6,727,141,152
(c) Investments, at cost — Affiliated	$93,819,072	$302,984,567	$325,137,014	$343,059,438

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2018

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$6,202,980,452	$7,103,656,606	$6,895,162,221
Affiliated(c)	471,965,985	694,831,207	614,413,131
Cash pledged:
Futures contracts	519,510	713,000	683,000
Receivables:
Investments sold	—	20,148,855	—
Securities lending income — Affiliated	156,585	369,503	292,585
Variation margin on futures contracts	37,050	34,403	35,438
Capital shares sold	—	5,930,551	—
Dividends	7,720,389	4,587,060	9,539,263

Total assets	6,683,379,971	7,830,271,185	7,520,125,638

LIABILITIES
Collateral on securities loaned, at value	441,512,171	675,225,204	562,163,798
Payables:
Investments purchased	—	21,190,343	4,214,056
Capital shares redeemed	—	8,465,423	—
Income distributions	24,081,670	10,559,718	24,645,730
Investment advisory fees	1,276,397	1,483,617	1,439,351

Total liabilities	466,870,238	716,924,305	592,462,935

NET ASSETS	$6,216,509,733	$7,113,346,880	$6,927,662,703

NET ASSETS CONSIST OF:
Paid-in capital	$5,750,598,964	$5,581,760,182	$6,449,860,735
Undistributed net investment income	3,851,861	2,707,297	4,269,977
Accumulated net realized gain (loss)	(214,696,617)	74,713,178	(215,568,412)
Net unrealized appreciation	676,755,525	1,454,166,223	689,100,403

NET ASSETS	$6,216,509,733	$7,113,346,880	$6,927,662,703

Shares outstanding	37,150,000	35,250,000	41,500,000

Net asset value	$167.34	$201.80	$166.93

Shares authorized	Unlimited	Unlimited	Unlimited

Par value	None	None	None

(a) Securities loaned, at value	$431,909,362	$662,122,088	$546,751,296
(b) Investments, at cost — Unaffiliated	$5,526,277,403	$5,649,619,491	$6,209,334,107
(c) Investments, at cost — Affiliated	$471,862,441	$694,679,103	$611,059,113

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

	iShares S&P 100 ETF	iShares S&P 500 Growth ETF	iShares S&P 500 Value ETF	iShares S&P Mid-Cap 400 Growth ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$50,947,126	$145,243,753	$195,075,037	$50,806,382
Dividends — Affiliated	336,100	959,240	1,824,710	91,909
Interest — Unaffiliated	3,912	9,086	13,509	2,721
Securities lending income — Affiliated — net	9,909	283,429	226,904	650,768
Foreign taxes withheld	—	—	—	(27,359)

Total investment income	51,297,047	146,495,508	197,140,160	51,524,421

EXPENSES
Investment advisory fees	4,952,909	19,375,582	13,738,766	9,833,216

Total expenses	4,952,909	19,375,582	13,738,766	9,833,216

Net investment income	46,344,138	127,119,926	183,401,394	41,691,205

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(10,479,573)	32,099,619	(6,093,847)	33,545,197
Investments — Affiliated	(38,392)	(106,208)	(264,649)	9,493
In-kind redemptions — Unaffiliated	247,837,942	628,404,859	566,681,399	474,511,311
In-kind redemptions — Affiliated	1,495,034	1,756,386	10,396,412	—
Futures contracts	1,100,584	1,081,743	3,783,845	682,784

Net realized gain	239,915,595	663,236,399	574,503,160	508,748,785

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	317,038,975	2,186,142,483	311,157,087	12,308,243
Investments — Affiliated	(4,196,614)	(10,312,772)	(24,873,580)	76,184
Futures contracts	508,712	1,839,367	1,811,818	30,782

Net change in unrealized appreciation (depreciation)	313,351,073	2,177,669,078	288,095,325	12,415,209

Net realized and unrealized gain	553,266,668	2,840,905,477	862,598,485	521,163,994

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$599,610,806	$2,968,025,403	$1,045,999,879	$562,855,199

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)
Six Months Ended September 30, 2018

	iShares S&P Mid-Cap 400 Value ETF	iShares S&P Small-Cap 600 Growth ETF	iShares S&P Small-Cap 600 Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$58,435,164	$28,814,109	$53,702,286
Dividends — Affiliated	88,536	84,955	891,805
Interest — Unaffiliated	2,943	1,893	2,869
Securities lending income — Affiliated — net	1,159,119	2,607,959	1,986,104
Foreign taxes withheld	(28,956)	—	(8,031)

Total investment income	59,656,806	31,508,916	56,575,033

EXPENSES
Investment advisory fees	7,466,242	7,910,788	7,617,860

Total expenses	7,466,242	7,910,788	7,617,860

Net investment income	52,190,564	23,598,128	48,957,173

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(21,132,344)	53,259,103	(27,310,952)
Investments — Affiliated	(457)	1,048	1,692
In-kind redemptions — Unaffiliated	65,572,028	203,908,633	71,929,803
In-kind redemptions — Affiliated	—	—	97,143
Futures contracts	411,273	724,615	936,018

Net realized gain	44,850,500	257,893,399	45,653,704

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	424,474,156	633,151,867	470,833,429
Investments — Affiliated	124,032	165,707	1,983,508
Futures contracts	297,441	89,942	208,909

Net change in unrealized appreciation (depreciation)	424,895,629	633,407,516	473,025,846

Net realized and unrealized gain	469,746,129	891,300,915	518,679,550

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$521,936,693	$914,899,043	$567,636,723

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets

	iShares S&P 100 ETF		iShares S&P 500 Growth ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$46,344,138	$94,234,319	$127,119,926	$260,264,147
Net realized gain	239,915,595	355,701,889	663,236,399	1,588,511,870
Net change in unrealized appreciation (depreciation)	313,351,073	129,777,096	2,177,669,078	1,489,729,053

Net increase in net assets resulting from operations	599,610,806	579,713,304	2,968,025,403	3,338,505,070

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(45,393,298)	(94,678,156)	(123,225,344)	(264,795,597)

Decrease in net assets resulting from distributions to shareholders	(45,393,298)	(94,678,156)	(123,225,344)	(264,795,597)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(634,457,325)	(73,105,408)	124,593,332	422,412,902

NET ASSETS
Total increase (decrease) in net assets	(80,239,817)	411,929,740	2,969,393,391	3,496,122,375
Beginning of period	5,024,006,773	4,612,077,033	20,022,094,918	16,525,972,543

End of period	$4,943,766,956	$5,024,006,773	$22,991,488,309	$20,022,094,918

Undistributed net investment income included in net assets at end of period	$950,840	$—	$3,894,582	$—

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares S&P 500 Value ETF		iShares S&P Mid-Cap 400 Growth ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$183,401,394	$331,097,589	$41,691,205	$66,955,474
Net realized gain	574,503,160	1,147,422,214	508,748,785	591,924,875
Net change in unrealized appreciation (depreciation)	288,095,325	(454,095,046)	12,415,209	348,914,230

Net increase in net assets resulting from operations	1,045,999,879	1,024,424,757	562,855,199	1,007,794,579

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(184,479,047)	(326,748,404)	(42,172,684)	(72,145,565)

Decrease in net assets resulting from distributions to shareholders	(184,479,047)	(326,748,404)	(42,172,684)	(72,145,565)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(372,863,185)	297,221,768	(399,663,924)	818,513,601

NET ASSETS
Total increase in net assets	488,657,647	994,898,121	121,018,591	1,754,162,615
Beginning of period	14,638,371,679	13,643,473,558	8,008,220,440	6,254,057,825

End of period	$15,127,029,326	$14,638,371,679	$8,129,239,031	$8,008,220,440

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$6,134,007	$7,211,660	$(481,479)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets (continued)

	iShares S&P Mid-Cap 400 Value ETF		iShares S&P Small-Cap 600 Growth ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$52,190,564	$99,191,106	$23,598,128	$41,566,870
Net realized gain	44,850,500	597,353,263	257,893,399	379,560,679
Net change in unrealized appreciation (depreciation)	424,895,629	(383,717,208)	633,407,516	201,503,567

Net increase in net assets resulting from operations	521,936,693	312,827,161	914,899,043	622,631,116

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(48,338,703)	(99,463,292)	(20,890,831)	(43,985,227)

Decrease in net assets resulting from distributions to shareholders	(48,338,703)	(99,463,292)	(20,890,831)	(43,985,227)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	139,232,976	(852,715,414)	1,091,286,119	174,660,010

NET ASSETS
Total increase (decrease) in net assets	612,830,966	(639,351,545)	1,985,294,331	753,305,899
Beginning of period	5,603,678,767	6,243,030,312	5,128,052,549	4,374,746,650

End of period	$6,216,509,733	$5,603,678,767	$7,113,346,880	$5,128,052,549

Undistributed net investment income included in net assets at end of period	$3,851,861	$—	$2,707,297	$—

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares S&P Small-Cap 600 Value ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$48,957,173	$69,761,732
Net realized gain	45,653,704	508,105,230
Net change in unrealized appreciation (depreciation)	473,025,846	(114,372,203)

Net increase in net assets resulting from operations	567,636,723	463,494,759

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(44,687,196)	(69,857,532)

Decrease in net assets resulting from distributions to shareholders	(44,687,196)	(69,857,532)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	1,241,120,929	(99,257,970)

NET ASSETS
Total increase in net assets	1,764,070,456	294,379,257
Beginning of period	5,163,592,247	4,869,212,990

End of period	$6,927,662,703	$5,163,592,247

Undistributed net investment income included in net assets at end of period	$4,269,977	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Financial Highlights
(For a share outstanding throughout each period)

	iShares S&P 100 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$115.89		$104.70	$91.38	$90.25	$82.83	$70.50

Net investment income(a)	1.15		2.17	2.02	1.91	1.80	1.62
Net realized and unrealized gain(b)	13.72		11.20	13.38	1.14	7.39	12.36

Net increase from investment operations	14.87		13.37	15.40	3.05	9.19	13.98

Distributions
From net investment income		(1.17)	(2.18)	(2.08)	(1.92)	(1.77)	(1.65)

Total distributions		(1.17)	(2.18)	(2.08)	(1.92)	(1.77)	(1.65)

Net asset value, end of period	$129.59		$115.89	$104.70	$91.38	$90.25	$82.83

Total Return
Based on net asset value	12.87	%(c)	12.85%	17.03%	3.43%	11.13%	20.01%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.87	%(d)	1.92%	2.08%	2.12%	2.04%	2.11%

Supplemental Data
Net assets, end of period (000)	$4,943,767		$5,024,007	$4,612,077	$4,546,237	$4,417,885	$4,013,215

Portfolio turnover rate(e)	4	%(c)	4%	4%	7%	6%	4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$155.03		$131.58	$115.95	$113.96	$99.77	$82.45

Net investment income(a)	0.98		1.99	1.82	1.72	1.64	1.45
Net realized and unrealized gain(b)	22.07		23.48	15.66	2.06	14.14	17.30

Net increase from investment operations	23.05		25.47	17.48	3.78	15.78	18.75

Distributions
From net investment income		(0.95)	(2.02)	(1.85)	(1.79)	(1.59)	(1.43)

Total distributions		(0.95)	(2.02)	(1.85)	(1.79)	(1.59)	(1.43)

Net asset value, end of period	$177.13		$155.03	$131.58	$115.95	$113.96	$99.77

Total Return
Based on net asset value	14.90	%(c)	19.45%	15.21%	3.36%	15.89%	22.87%

Ratios to Average Net Assets
Total expenses	0.18	%(d)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	1.18	%(d)	1.36%	1.50%	1.51%	1.51%	1.57%

Supplemental Data
Net assets, end of period (000)	$22,991,488		$20,022,095	$16,525,973	$13,717,208	$12,797,391	$9,887,237

Portfolio turnover rate(e)	4	%(c)	21%	24%	24%	26%	25%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P 500 Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$109.32		$104.03	$89.91	$92.53	$86.87	$73.87

Net investment income(a)	1.36		2.53	2.31	2.25	2.09	1.83
Net realized and unrealized gain (loss)(b)	6.55		5.26	14.11	(2.70)	5.65	13.00

Net increase (decrease) from investment operations	7.91		7.79	16.42	(0.45)	7.74	14.83

Distributions
From net investment income		(1.40)	(2.50)	(2.30)	(2.17)	(2.08)	(1.83)

Total distributions		(1.40)	(2.50)	(2.30)	(2.17)	(2.08)	(1.83)

Net asset value, end of period	$115.83		$109.32	$104.03	$89.91	$92.53	$86.87

Total Return
Based on net asset value	7.27	%(c)	7.53%	18.44%	(0.44)%	8.93%	20.27%

Ratios to Average Net Assets
Total expenses	0.18	%(d)	0.18%	0.18%	0.18%	0.18%	0.18%

Net investment income	2.40	%(d)	2.33%	2.37%	2.51%	2.30%	2.28%

Supplemental Data
Net assets, end of period (000)	$15,127,029		$14,638,372	$13,643,474	$9,660,828	$8,133,643	$6,658,905

Portfolio turnover rate(e)	3	%(c)	23%	21%	25%	25%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$218.21		$190.96	$162.57	$171.45	$153.10	$128.13

Net investment income(a)	1.17		1.93	1.85	1.57	1.52	1.34
Net realized and unrealized gain (loss)(b)	14.74		27.39	28.64	(8.68)	18.40	25.07

Net increase (decrease) from investment operations	15.91		29.32	30.49	(7.11)	19.92	26.41

Distributions
From net investment income		(1.19)	(2.07)	(2.10)	(1.77)	(1.57)	(1.44)

Total distributions		(1.19)	(2.07)	(2.10)	(1.77)	(1.57)	(1.44)

Net asset value, end of period	$232.93		$218.21	$190.96	$162.57	$171.45	$153.10

Total Return
Based on net asset value	7.30	%(c)	15.41%	18.85%	(4.15)%	13.08%	20.72%

Ratios to Average Net Assets
Total expenses	0.24	%(d)	0.24%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.03	%(d)	0.94%	1.05%	0.96%	0.97%	0.95%

Supplemental Data
Net assets, end of period (000)	$8,129,239		$8,008,220	$6,254,058	$5,023,418	$5,306,402	$4,669,692

Portfolio turnover rate(e)	14	%(c)	40%	54%	44%	50%	41%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P Mid-Cap 400 Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$154.37		$148.47	$124.02	$131.04	$120.40	$100.86

Net investment income(a)	1.42		2.64	2.20	2.22	2.01	1.77
Net realized and unrealized gain (loss)(b)	12.86		5.95	24.64	(7.00)	10.73	19.56

Net increase (decrease) from investment operations	14.28		8.59	26.84	(4.78)	12.74	21.33

Distributions
From net investment income		(1.31)	(2.69)	(2.39)	(2.24)	(2.10)	(1.79)

Total distributions		(1.31)	(2.69)	(2.39)	(2.24)	(2.10)	(1.79)

Net asset value, end of period	$167.34		$154.37	$148.47	$124.02	$131.04	$120.40

Total Return
Based on net asset value	9.20	%(c)	5.88%	21.81%	(3.60)%	10.65%	21.31%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.74	%(d)	1.73%	1.61%	1.82%	1.61%	1.62%

Supplemental Data
Net assets, end of period (000)	$6,216,510		$5,603,679	$6,243,030	$4,334,329	$4,324,321	$3,720,476

Portfolio turnover rate(e)	9	%(c)	37%	38%	33%	42%	34%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$173.83		$153.23	$124.27	$130.16	$118.89	$93.95

Net investment income(a)	0.72		1.46	1.30	1.46	1.07	0.82
Net realized and unrealized gain (loss)(b)	27.87		20.68	29.02	(5.79)	11.27	24.94

Net increase (decrease) from investment operations	28.59		22.14	30.32	(4.33)	12.34	25.76

Distributions
From net investment income		(0.62)	(1.54)	(1.36)	(1.56)	(1.07)	(0.82)

Total distributions		(0.62)	(1.54)	(1.36)	(1.56)	(1.07)	(0.82)

Net asset value, end of period	$201.80		$173.83	$153.23	$124.27	$130.16	$118.89

Total Return
Based on net asset value	16.45	%(c)	14.51%	24.49%	(3.33)%	10.45%	27.49%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	0.75	%(d)	0.90%	0.94%	1.17%	0.90%	0.75%

Supplemental Data
Net assets, end of period (000)	$7,113,347		$5,128,053	$4,374,747	$3,131,695	$3,442,821	$2,871,137

Portfolio turnover rate(e)	6	%(c)	47%	52%	45%	50%	52%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares S&P Small-Cap 600 Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$150.98		$138.72	$113.35	$118.82	$113.42	$90.00

Net investment income(a)	1.33		2.06	1.91	1.59	1.72	1.40
Net realized and unrealized gain (loss)(b)	15.76		12.28	25.38	(5.45)	5.48	23.45

Net increase (decrease) from investment operations	17.09		14.34	27.29	(3.86)	7.20	24.85

Distributions
From net investment income		(1.14)	(2.08)	(1.92)	(1.61)	(1.80)	(1.43)

Total distributions		(1.14)	(2.08)	(1.92)	(1.61)	(1.80)	(1.43)

Net asset value, end of period	$166.93		$150.98	$138.72	$113.35	$118.82	$113.42

Total Return
Based on net asset value	11.32	%(c)	10.38%	24.19%	(3.22)%	6.42%	27.75%

Ratios to Average Net Assets
Total expenses	0.25	%(d)	0.25%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.61	%(d)	1.41%	1.50%	1.43%	1.51%	1.36%

Supplemental Data
Net assets, end of period (000)	$6,927,663		$5,163,592	$4,869,213	$3,434,471	$3,475,595	$3,198,331

Portfolio turnover rate(e)	6	%(c)	39%	48%	39%	41%	38%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
S&P 100	Diversified
S&P 500 Growth	Diversified
S&P 500 Value	Diversified
S&P Mid-Cap 400 Growth	Diversified
S&P Mid-Cap 400 Value	Diversified
S&P Small-Cap 600 Growth	Diversified
S&P Small-Cap 600 Value	. Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited) (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

S&P 100
JPMorgan Securities LLC	$50,876,262	$50,876,262		$—	$—
UBS Securities LLC	32,588	32,588		—	—

	$50,908,850	$50,908,850		$—	$—

S&P 500 Growth
Barclays Bank PLC	$1,468,121	$1,468,121		$—	$—
Citigroup Global Markets Inc.	22,102,362	22,102,362		—	—
Goldman Sachs & Co.	30,304,769	30,304,769		—	—
HSBC Bank PLC	3,943,549	3,943,549		—	—
Jefferies LLC	22,300	22,300		—	—
JPMorgan Securities LLC	33,571,520	33,571,520		—	—
Merrill Lynch, Pierce, Fenner & Smith	56,266,995	56,266,995		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	959,643	959,643		—	—
National Financial Services LLC	1,782,963	1,782,963		—	—
State Street Bank & Trust Company	78,736	78,736		—	—
TD Prime Services LLC	724,560	724,560		—	—
UBS Securities LLC	5,840,400	5,840,400		—	—

	$157,065,918	$157,065,918		$—	$—

S&P 500 Value
Barclays Bank PLC	$1,692,479	$1,692,479		$—	$—
Citigroup Global Markets Inc.	14,021,444	14,021,444		—	—
Credit Suisse Securities (USA) LLC	1,128,165	1,128,165		—	—
Deutsche Bank Securities Inc.	1,101,891	1,101,891		—	—
Goldman Sachs & Co.	23,000,418	22,958,124		—	(42,294	)(b)
ING Financial Markets LLC	3,365,157	3,365,157		—	—
JPMorgan Securities LLC	18,203,838	18,203,838		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,110,302	4,110,302		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	25,333,926	25,333,926		—	—
National Financial Services LLC	3,423,735	3,423,735		—	—
SG Americas Securities LLC	374,129	374,129		—	—
State Street Bank & Trust Company	6,071,518	6,071,518		—	—
TD Prime Services LLC	1,759,601	1,759,601		—	—
UBS Securities LLC	12,434,068	12,434,068		—	—
Wells Fargo Bank, National Association	1,966,042	1,966,042		—	—
Wells Fargo Securities LLC	856,553	856,553		—	—

	$118,843,266	$118,800,972		$—	$(42,294)

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

S&P Mid-Cap 400 Growth
Barclays Bank PLC	$7,009,518	$7,009,518		$—	$—
Barclays Capital Inc.	5,020,287	5,020,287		—	—
BNP Paribas New York Branch	1,771,304	1,771,304		—	—
BNP Paribas Prime Brokerage International Ltd.	3,094,728	3,094,728		—	—
BNP Paribas Securities Corp.	1,336,680	1,336,680		—	—
Citigroup Global Markets Inc.	28,734,624	28,734,624		—	—
Credit Suisse Securities (USA) LLC	5,637,733	5,622,033		—	(15,700	)(b)
Deutsche Bank Securities Inc.	1,114,061	1,114,061		—	—
Goldman Sachs & Co.	46,570,976	46,570,976		—	—
HSBC Bank PLC	21,774,754	21,774,754		—	—
Jefferies LLC	115,918	115,918		—	—
JPMorgan Securities LLC	70,940,871	70,940,871		—	—
Merrill Lynch, Pierce, Fenner & Smith	45,524,016	45,524,016		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	18,030,616	18,030,616		—	—
National Financial Services LLC	2,416,007	2,416,007		—	—
RBC Capital Markets LLC	4,715,865	4,715,865		—	—
SG Americas Securities LLC	89,648	89,648		—	—
State Street Bank & Trust Company	5,425,369	5,425,369		—	—
TD Prime Services LLC	1,920,577	1,920,577		—	—
UBS Securities LLC	15,563,394	15,563,394		—	—
Wells Fargo Bank, National Association	1,270,058	1,270,058		—	—
Wells Fargo Securities LLC	18,584,732	18,573,568		—	(11,164	)(b)

	$306,661,736	$306,634,872		$—	$(26,864)

S&P Mid-Cap 400 Value
Barclays Bank PLC	$43,787,564	$43,787,564		$—	$—
BNP Paribas New York Branch	32,657,468	32,657,468		—	—
BNP Paribas Prime Brokerage International Ltd.	4,859,583	4,859,583		—	—
Citigroup Global Markets Inc.	38,911,705	38,911,705		—	—
Credit Suisse Securities (USA) LLC	21,892,994	21,892,994		—	—
Deutsche Bank Securities Inc.	3,289,620	3,289,620		—	—
Goldman Sachs & Co.	66,373,678	66,373,678		—	—
HSBC Bank PLC	28,651,005	28,651,005		—	—
ING Financial Markets LLC	191,269	191,269		—	—
Jefferies LLC	499,403	499,403		—	—
JPMorgan Securities LLC	44,499,771	44,499,771		—	—
Merrill Lynch, Pierce, Fenner & Smith	25,655,045	25,655,045		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	52,351,828	52,351,828		—	—
National Financial Services LLC	5,329,225	5,329,225		—	—
Nomura Securities International Inc.	1,397,528	1,397,528		—	—
SG Americas Securities LLC	2,452,650	2,452,650		—	—
State Street Bank & Trust Company	22,552,971	22,552,971		—	—
TD Prime Services LLC	18,264,460	18,264,460		—	—
UBS AG	5,088,001	5,088,001		—	—
UBS Securities LLC	3,134,819	3,134,819		—	—
Wells Fargo Bank, National Association	9,152,713	9,152,713		—	—
Wells Fargo Securities LLC	916,062	916,062		—	—

	$431,909,362	$431,909,362		$—	$—

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount

S&P Small-Cap 600 Growth
Barclays Bank PLC	$18,295,272	$18,295,272		$—	$—
Barclays Capital Inc.	8,973,434	8,973,434		—	—
BNP Paribas New York Branch	20,265,355	20,265,355		—	—
BNP Paribas Prime Brokerage International Ltd.	13,094,951	13,094,951		—	—
BNP Paribas Securities Corp.	1,290,156	1,290,156		—	—
Citigroup Global Markets Inc.	67,833,953	67,833,953		—	—
Credit Suisse Securities (USA) LLC	53,298,939	53,298,939		—	—
Deutsche Bank Securities Inc.	9,995,143	9,995,143		—	—
Goldman Sachs & Co.	124,920,422	124,920,422		—	—
HSBC Bank PLC	5,988,537	5,988,537		—	—
Jefferies LLC	17,036,628	17,036,628		—	—
JPMorgan Securities LLC	23,849,876	23,849,876		—	—
Merrill Lynch, Pierce, Fenner & Smith	69,749,805	69,749,805		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	125,858,045	125,858,045		—	—
National Financial Services LLC	51,291,071	51,291,071		—	—
Scotia Capital (USA) Inc.	1,069,155	1,069,155		—	—
SG Americas Securities LLC	2,267,185	2,267,185		—	—
State Street Bank & Trust Company	4,353,529	4,353,529		—	—
TD Prime Services LLC	9,224,600	9,224,600		—	—
UBS AG	1,078,610	1,078,051		—	(559	)(b)
UBS Securities LLC	11,284,124	11,284,124		—	—
Wells Fargo Bank, National Association	7,789,711	7,789,711		—	—
Wells Fargo Securities LLC	13,313,587	13,313,587		—	—

	$662,122,088	$662,121,529		$—	$(559)

S&P Small-Cap 600 Value
Barclays Bank PLC	$31,990,011	$31,990,011		$—	$—
Barclays Capital Inc.	6,887,604	6,887,604		—	—
BNP Paribas New York Branch	12,516,238	12,516,238		—	—
BNP Paribas Prime Brokerage International Ltd.	2,826,960	2,826,960		—	—
BNP Paribas Securities Corp.	3,741	3,741		—	—
Citigroup Global Markets Inc.	35,699,360	35,699,360		—	—
Credit Suisse Securities (USA) LLC	46,031,319	46,031,319		—	—
Deutsche Bank Securities Inc.	6,803,955	6,803,955		—	—
Goldman Sachs & Co.	100,343,219	100,343,219		—	—
HSBC Bank PLC	7,349,357	7,346,752		—	(2,605	)(b)
ING Financial Markets LLC	104,640	104,640		—	—
Jefferies LLC	4,401,269	4,401,269		—	—
JPMorgan Securities LLC	77,614,958	77,614,958		—	—
Merrill Lynch, Pierce, Fenner & Smith	36,514,994	36,514,994		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	98,518,460	98,518,460		—	—
National Financial Services LLC	35,911,800	35,911,800		—	—
Scotia Capital (USA) Inc.	53,970	53,970		—	—
SG Americas Securities LLC	57,782	57,782		—	—
State Street Bank & Trust Company	4,221,457	4,221,457		—	—
TD Prime Services LLC	1,162,800	1,162,800		—	—
UBS AG	449,458	449,458		—	—
UBS Securities LLC	9,726,621	9,726,621		—	—
Wells Fargo Securities LLC	27,561,323	27,561,323		—	—

	$546,751,296	$546,748,691		$—	$(2,605)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
S&P 100	0.20%
S&P 500 Growth	0.18
S&P 500 Value	0.18
S&P Small-Cap 600 Growth	0.25
S&P Small-Cap 600 Value	0.25

For its investment advisory services to the iShares S&P Mid-Cap 400 Growth ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares S&P Mid-Cap 400 Value ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund as follows:

Average Daily Net Assets	Investment Advisory Fee
First $5 billion	0.25%
Over $5 billion, up to and including $7.5 billion	0.24
Over $7.5 billion, up to and including $10 billion	0.23
Over $10 billion	0.21

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
S&P 100	$5,183
S&P 500 Growth	121,580
S&P 500 Value	98,715
S&P Mid-Cap 400 Growth	305,913
S&P Mid-Cap 400 Value	525,577
S&P Small-Cap 600 Growth	1,110,295
S&P Small-Cap 600 Value	847,635

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
S&P 100	$17,393,155	$50,167,169
S&P 500 Growth	265,848,341	154,881,417
S&P 500 Value	107,034,697	53,834,640
S&P Mid-Cap 400 Growth	242,784,047	214,144,589
S&P Mid-Cap 400 Value	114,238,316	178,315,384
S&P Small-Cap 600 Growth	23,777,558	160,458,424
S&P Small-Cap 600 Value	78,852,369	71,548,614

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
S&P 100	$200,434,113	$185,698,457
S&P 500 Growth	965,901,757	903,204,283
S&P 500 Value	512,604,099	390,295,032
S&P Mid-Cap 400 Growth	1,131,055,923	1,148,159,051
S&P Mid-Cap 400 Value	564,376,183	563,623,974
S&P Small-Cap 600 Growth	481,471,589	404,640,526
S&P Small-Cap 600 Value	558,278,197	388,054,585

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
S&P 100	$395,462,282	$1,025,509,733
S&P 500 Growth	1,353,019,000	1,227,507,493
S&P 500 Value	2,289,092,937	2,654,328,518
S&P Mid-Cap 400 Growth	899,164,534	1,270,654,120
S&P Mid-Cap 400 Value	340,780,686	195,313,367
S&P Small-Cap 600 Growth	1,517,421,180	452,335,419
S&P Small-Cap 600 Value	1,505,322,305	316,267,737

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
S&P 100	$105,454,696	$3,268,822	$108,723,518
S&P 500 Growth	214,847,551	370,536,779	585,384,330
S&P 500 Value	93,911,541	55,268,179	149,179,720
S&P Mid-Cap 400 Value	71,776,652	13,207,083	84,983,735
S&P Small-Cap 600 Growth	131,680,725	10,658,983	142,339,708
S&P Small-Cap 600 Value	40,082,373	—	40,082,373

(a)	Must be utilized prior to losses subject to expiration.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
S&P 100	$4,334,148,105	$954,941,421	$(274,330,796)	$680,610,625
S&P 500 Growth	15,956,069,107	7,495,824,829	(234,494,626)	7,261,330,203
S&P 500 Value	14,232,238,802	1,856,078,233	(771,726,447)	1,084,351,786
S&P Mid-Cap 400 Growth	7,128,047,320	1,636,289,157	(301,077,075)	1,335,212,082
S&P Mid-Cap 400 Value	6,173,051,735	916,329,257	(414,485,623)	501,843,634
S&P Small-Cap 600 Growth	6,385,252,045	1,632,867,353	(219,654,581)	1,413,212,772
S&P Small-Cap 600 Value	7,041,823,601	1,013,940,948	(546,270,926)	467,670,022

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10. CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

S&P 100
Shares sold	3,250,000	$396,840,287	13,950,000	$1,595,884,492
Shares redeemed	(8,450,000)	(1,031,297,612)	(14,650,000)	(1,668,989,900)

Net decrease	(5,200,000)	$(634,457,325)	(700,000)	$(73,105,408)

S&P 500 Growth
Shares sold	8,100,000	$1,357,082,550	24,400,000	$3,537,325,649
Shares redeemed	(7,450,000)	(1,232,489,218)	(20,850,000)	(3,114,912,747)

Net increase	650,000	$124,593,332	3,550,000	$422,412,902

S&P 500 Value
Shares sold	20,500,000	$2,302,070,830	39,600,000	$4,430,447,141
Shares redeemed	(23,800,000)	(2,674,934,015)	(36,850,000)	(4,133,225,373)

Net increase (decrease)	(3,300,000)	$(372,863,185)	2,750,000	$297,221,768

S&P Mid-Cap 400 Growth
Shares sold	4,150,000	$945,256,535	10,500,000	$2,180,091,882
Shares redeemed	(5,950,000)	(1,344,920,459)	(6,550,000)	(1,361,578,281)

Net increase (decrease)	(1,800,000)	$(399,663,924)	3,950,000	$818,513,601

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

S&P Mid-Cap 400 Value
Shares sold	2,100,000	$344,761,226	11,200,000	$1,766,145,307
Shares redeemed	(1,250,000)	(205,528,250)	(16,950,000)	(2,618,860,721)

Net increase (decrease)	850,000	$139,232,976	(5,750,000)	$(852,715,414)

S&P Small-Cap 600 Growth
Shares sold	8,200,000	$1,574,497,131	7,600,000	$1,276,178,299
Shares redeemed	(2,450,000)	(483,211,012)	(6,650,000)	(1,101,518,289)

Net increase	5,750,000	$1,091,286,119	950,000	$174,660,010

S&P Small-Cap 600 Value
Shares sold	9,400,000	$1,569,259,794	13,250,000	$2,001,251,567
Shares redeemed	(2,100,000)	(328,138,865)	(14,150,000)	(2,100,509,537)

Net increase (decrease)	7,300,000	$1,241,120,929	(900,000)	$(99,257,970)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares S&P 500 Value ETF received proceeds of $2,091,170 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares S&P 100 ETF, iShares S&P Small-Cap 600 Growth ETF and iShares S&P Small-Cap 600 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	67

Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares S&P 500 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares S&P 500 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares S&P Mid-Cap 400 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based

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Board Review and Approval of Investment Advisory Contract (continued)

on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with

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Board Review and Approval of Investment Advisory Contract (continued)

the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares S&P Mid-Cap 400 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by

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Board Review and Approval of Investment Advisory Contract (continued)

BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund,

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	75

Board Review and Approval of Investment Advisory Contract (continued)

on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
S&P 100	$1.172830	$—	$0.001880	$1.174710	100%	—%	0	%(a)	100%
S&P 500 Growth	0.939951	—	0.011802	0.951753	99	—	1		100
S&P 500 Value	1.387508	—	0.008656	1.396164	99	—	1		100
S&P Mid-Cap 400 Growth	1.121804	—	0.066971	1.188775	94	—	6		100
S&P Mid-Cap 400 Value	1.260622	—	0.054008	1.314630	96	—	4		100
S&P Small-Cap 600 Growth	0.581907	—	0.034505	0.616412	94	—	6		100
S&P Small-Cap 600 Value	1.088039	—	0.051923	1.139962	95	—	5		100

(a)	Rounds to less than 1%.

S U P P L E M E N T A L I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

iShares Trust

▶	iShares International Preferred Stock ETF | IPFF | Cboe BZX

▶	iShares U.S. Preferred Stock ETF | PFF | NASDAQ

Fund Summary as of September 30, 2018	iShares® International Preferred Stock ETF

Investment Objective

The iShares International Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of preferred stocks of non-U.S. developed markets, as represented by the S&P International Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(0.01)%	(0.55)%	(1.95)%	(0.30)%	(0.55)%	(9.39)%	(2.03)%
Fund Market	0.10	(1.36)	(1.84)	(0.39)	(1.36)	(8.88)	(2.64)
Index	0.05	(0.43)	(1.63)	0.12	(0.43)	(7.87)	0.82

The inception date of the Fund was 11/15/11. The first day of secondary market trading was 11/17/11.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$999.90	$2.76	$1,000.00	$1,022.30	$2.79	0.55%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	63.2%
Energy	24.2
Utilities	4.6
Real Estate	3.6
Industrials	3.2
Communication Services	1.2

ALLOCATION BY COUNTRY
Country	Percent of Total Investments(a)
Canada	83.8%
United Kingdom	12.4
Sweden	2.1
Other (each representing less than 1%)	1.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® U.S. Preferred Stock ETF

Investment Objective

The iShares U.S. Preferred Stock ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. preferred stocks, as represented by the S&P U.S. Preferred Stock IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.75%	1.04%	5.74%	10.10%	1.04%	32.21%	161.76%
Fund Market	1.64	1.12	5.71	9.93	1.12	32.02	157.69
Index	2.04	1.57	6.42	11.33	1.57	36.52	192.39

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$1,000.00	$1,017.50	$2.33	$1,000.00	$1,022.80	$2.33	0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	66.0%
Real Estate	13.6
Energy	4.2
Utilities	4.2
Consumer Discretionary	3.8
Health Care	2.4
Consumer Staples	1.9
Industrials	1.8
Communication Services	1.0
Other (each representing less than 1%)	1.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Becton Dickinson and Co., Series A, 6.13%	2.4%
GMAC Capital Trust I, Series 2, 8.10	2.0
Barclays Bank PLC, Series 5, 8.13	2.0
Citigroup Capital XIII, 8.71	1.7
Crown Castle International Corp., Series A, 6.88	1.3
Sempra Energy, Series A, 6.00	1.3
PNC Financial Services Group Inc. (The), Series P, 6.13	1.2
Wells Fargo & Co., 5.85	1.2
Citigroup Inc., Series K, 6.88	1.2
HSBC Holdings PLC, Series A, 6.20	1.1

6	2018 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares® International Preferred Stock ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Preferred Stocks

Australia — 0.8%
Brookfield Infrastructure Partners LP, Series 7, 5.00%(a)	26,062	$507,086

Canada — 83.2%
AltaGas Ltd., Series K, 5.00%(a)	26,062	490,553
Bank of Montreal
Series 27, 4.00%(a)	43,432	790,452
Series 29, 3.90%(a)	34,747	624,457
Series 31, 3.80%(a)	26,062	464,140
Series 38, 4.85%(a)	52,121	1,059,275
Series 40, 4.50%(a)	43,432	855,469
Series 42, 4.40%(a)	34,747	681,177
Bank of Nova Scotia (The)
Series 32, 2.06%(a)	24,239	446,301
Series 34, 5.50%(a)	30,403	622,831
Series 38, 4.85%(a)	43,432	877,981
BCE Inc., Series AK, 2.95%(a)	49,394	725,663
Brookfield Asset Management Inc.
Series 32, 4.50%(a)	26,023	498,274
Series 36, 4.85%	17,249	284,637
Series 42, 4.50%(a)	24,265	462,923
Series 44, 5.00%(a)	21,600	431,465
Series 46, 4.80%(a)	25,836	518,079
Series 48, 4.75%(a)	26,062	516,562
Brookfield Office Properties Inc.
Series EE, 5.10%(a)	23,890	463,901
Series GG, 4.85%(a)	23,890	440,429
Series T, 4.60%(a)	21,718	389,802
Canadian Imperial Bank of Commerce
Series 39, 3.90%(a)	33,247	603,158
Series 41, 3.75%(a)	24,562	436,096
Series 45, 4.40%(a)	67,991	1,324,473
Series 47, 4.50%(a)	37,592	699,433
Element Fleet Management Corp., Series G, 6.50%(a)	15,024	269,191
Emera Inc.
Series C, 4.72%(a)	21,718	405,091
Series H, 4.90%(a)	26,062	511,522
Enbridge Inc.
Series 03, 4.00%(a)	36,474	546,009
Series 07, 4.40%(a)	15,232	237,801
Series 09, 4.40%(a)	16,762	263,503
Series 11, 4.40%(a)	30,394	475,685
Series 13, 4.40%(a)	21,269	333,860
Series 15, 4.40%(a)	16,762	263,892
Series 17, 5.15%(a)	45,591	897,641
Series 19, 4.90%(a)	30,394	566,449
Series B, 3.42%(a)	27,767	394,615
Series D, 4.46%(a)	27,358	412,719
Series F, 4.69%(a)	30,394	471,923
Series H, 4.00%(a)	21,263	303,828
Series N, 4.00%(a)	27,358	441,927
Series P, 4.00%(a)	24,317	375,497
Series R, 4.00%(a)	24,317	374,368
Fairfax Financial Holdings Ltd.
Series K, 4.67%(a)	20,632	386,431
Series M, 4.75%(a)	19,980	389,367
Fortis Inc./Canada, Series M, 4.10%(a)	52,121	962,501
Husky Energy Inc.
Series 03, 4.50%(a)	21,718	417,357
Series 05, 4.50%(a)	17,369	339,963

Security	Shares	Value

Canada (continued)
Industrial Alliance Insurance & Financial Services Inc., Series G, 3.78%(a)	21,718	$404,587
Intact Financial Corp., Series 7, 4.90%(a)	21,718	415,844
Kinder Morgan Canada Ltd.
Series 1, 5.25%(a)	26,062	505,675
Series 3, 5.20%(a)	21,718	419,709
Manulife Financial Corp.
Series 17, 3.90%(a)	30,403	564,029
Series 21, 5.60%(a)	36,972	753,684
Series 23, 4.85%(a)	41,260	829,924
Series 25, 4.70%(a)	21,700	415,500
National Bank of Canada
Series 30, 4.10%(a)	29,903	539,947
Series 32, 3.90%(a)	25,562	449,500
Series 34, 5.60%(a)	34,247	700,254
Series 36, 5.40%(a)	34,747	705,639
Series 40, 4.60%(a)	25,562	481,537
Series 42, 4.95%(a)	25,562	505,268
Pembina Pipeline Corp.
Series 01, 4.25%(a)	21,716	368,261
Series 05, 5.00%(a)	21,718	409,796
Series 11, 5.75%(a)	14,761	296,910
Series 13, 5.75%(a)	21,728	438,393
Power Financial Corp.
Series S, 4.80%	26,062	440,348
Series V, 5.15%	21,718	393,330
Royal Bank of Canada
Series AJ, 3.52%(a)	29,490	571,959
Series AZ, 4.00%(a)	43,432	787,260
Series BB, 3.90%(a)	43,432	786,588
Series BD, 3.60%(a)	52,121	988,307
Series BK, 5.50%(a)(b)	62,978	1,284,311
Series BM, 5.50%(a)	65,150	1,336,165
Sun Life Financial Inc., Series 04, 4.45%	26,062	432,686
Toronto-Dominion Bank (The)
Series 01, 3.90%(a)	37,268	675,241
Series 03, 3.80%(a)	37,268	678,701
Series 05, 3.75%(a)	37,268	671,925
Series 07, 3.60%(a)	26,087	498,087
Series 09, 3.70%(a)	14,897	286,277
Series 12, 5.50%(a)	52,174	1,071,654
Series 14, 4.85%(a)	74,532	1,502,633
Series 16, 4.50%(a)	26,087	509,792
Series 18, 4.70%(a)	26,126	515,405
TransCanada Corp.
Series 01, 3.27%(a)	20,617	330,006
Series 05, 2.26%(a)	27,611	376,378
Series 07, 4.00%(a)	52,121	914,920
Series 09, 4.25%(a)	39,092	685,607
Series 11, 3.80%(a)	21,718	409,628
Series 13, 5.50%(a)	43,432	889,069
Series 15, 4.90%(a)	86,864	1,752,602
Westcoast Energy Inc., Series 12, 5.20%(a)	26,062	517,167

		53,259,174

Singapore — 0.9%
City Developments Ltd., Preference Shares(a)(c)	720,729	574,959

Sweden — 2.1%
Klovern AB, Preference Shares	35,713	1,323,194

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® International Preferred Stock ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom — 12.4%
Aviva PLC
8.38%	217,156	$399,287
8.75%	217,156	420,525
Balfour Beatty PLC, 9.68%(c)	243,156	350,382
Doric Nimrod Air Three Ltd., Preference Shares	477,738	641,684
Doric Nimrod Air Two Ltd., Preference Shares	375,138	1,066,453
Ecclesiastical Insurance Group PLC, 8.63%	231,165	455,190
General Accident PLC
7.88%	238,875	403,399
8.88%	304,021	568,918
Lloyds Banking Group PLC
9.25%	651,439	1,251,751
9.75%	121,343	250,173
National Westminster Bank PLC, Series A, 9.00%	304,021	588,741
Raven Property Group Ltd., 12.00%	214,448	378,927
RSA Insurance Group PLC, 7.38%	271,446	438,934
Standard Chartered PLC
7.38%	208,494	329,662
8.25%	215,529	365,379

		7,909,405

Total Preferred Stocks — 99.4% (Cost: $63,911,798)		63,573,818

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	11,579	$11,579

Total Short-Term Investments — 0.0% (Cost: $11,579)		11,579

Total Investments in Securities — 99.4% (Cost: $63,923,377)		63,585,397

Other Assets, Less Liabilities — 0.6%		409,050

Net Assets — 100.0%		$63,994,447

(a)	Variable or floating rate security. Rate shown is the rate in effect as of period-end.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	Convertible preferred stock.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$723	(b)	$—		$—
BlackRock Cash Funds: Treasury, SL Agency Shares .	101,476	(89,897)	11,579	11,579	678		—		—

				$11,579	$1,401		$—		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Preferred Stocks	$63,573,818	$—	$—	$63,573,818
Money Market Funds	11,579	—	—	11,579

	$63,585,397	$—	$—	$63,585,397

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited)	iShares® U.S. Preferred Stock ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Commercial Services & Supplies — 0.0%
Stericycle Inc.(a)	1	$59

Total Common Stocks — 0.0% (Cost: $0)		59

Investment Companies

Exchange Traded Funds — 0.4%
iShares 0-5 Year High Yield Corporate Bond ETF(b)(c)	308,480	14,523,238
iShares Core U.S. Aggregate Bond ETF(b)	455,000	48,011,600

		62,534,838

Total Investment Companies — 0.4% (Cost: $64,773,562)		62,534,838

Preferred Stocks

Automobiles — 3.6%
Deutsche Bank Contingent Capital Trust II, 6.55%(c)	3,729,290	94,723,966
Deutsche Bank Contingent Capital Trust V, 8.05%	6,455,613	164,747,244
GMAC Capital Trust I, Series 2, 8.10% (3 mo. LIBOR US + 5.785%)(d)	12,416,483	326,553,503

		586,024,713

Banks — 31.1%
Banc of California Inc., Series E, 7.00%(c)	546,037	14,142,358
Banco Santander SA, Series 6, 4.00%
(3 mo. LIBOR US + 0.520%)(d)	1,244,771	28,965,821
Bank of America Corp.
6.20%	3,637,822	94,219,590
Series 4, 4.00% (3 mo. LIBOR US + 0.750%)(c)(d)	949,146	23,396,449
Series 5, 4.00% (3 mo. LIBOR US + 0.500%)(d)	1,345,036	32,886,130
Series E, 4.00% (3 mo. LIBOR US + 0.350%)(c)(d)	446,479	10,840,510
Series EE, 6.00%	3,356,890	86,809,175
Series GG, 6.00%	6,375,000	165,750,000
Series H, 3.00% (3 mo. LIBOR US + 0.650%)(d)	1,401,627	31,003,989
Series W, 6.63%	3,423,805	89,018,930
Series Y, 6.50%	3,876,301	100,977,641
Barclays Bank PLC, Series 5, 8.13%	12,224,238	318,196,915
BB&T Corp. 5.63%(c)	2,145,064	53,755,304
5.85%	2,678,518	67,552,224
Series E, 5.63%	5,357,155	133,446,731
Series F, 5.20%(c)	2,096,246	51,085,515
Series G, 5.20%(c)	2,329,204	57,065,498
Citigroup Inc.
Series C, 5.80%	2,643,192	66,872,758
Series J, 7.13%(d)	4,301,826	120,063,964
Series K, 6.88%(d)	6,762,349	187,655,185
Series L, 6.88%	2,223,022	56,887,133
Series S, 6.30%	4,677,736	121,901,800
Fifth Third Bancorp., Series I, 6.63%(c)(d)	2,231,366	61,362,565
First Republic Bank/CA 5.50%(c)	876,440	21,753,241
Series H, 5.13%(c)	909,237	22,367,230
Series I, 5.50%(c)	1,396,654	34,273,889
HSBC Holdings PLC, Series A, 6.20%(c)	6,688,525	171,694,437
Huntington Bancshares Inc./OH, Series D, 6.25%	2,849,093	73,335,654

Security	Shares	Value

Banks (continued)
ING Groep NV
6.13%	3,264,371	$82,751,805
6.38%	4,873,223	124,315,919
JPMorgan Chase & Co.
Series AA, 6.10%	6,581,442	169,537,946
Series BB, 6.15%(c)	5,311,275	137,137,120
Series P, 5.45%(c)	4,156,579	103,665,080
Series T, 6.70%	4,272,050	109,279,039
Series W, 6.30%	4,064,299	104,818,271
Series Y, 6.13%	6,604,470	170,263,237
KeyCorp., Series E, 6.13%(d)	2,306,721	61,658,652
MB Financial Inc., Series C, 6.00%(c)	959,333	24,261,532
People’s United Financial Inc., Series A, 5.63%(d)	1,268,660	32,667,995
PNC Financial Services Group Inc. (The)
Series P, 6.13%(b)(d)	6,999,188	188,348,149
Series Q, 5.38%(b)	2,214,193	54,845,561
Regions Financial Corp.
Series A, 6.38%	2,426,045	61,160,594
Series B, 6.38%(c)(d)	2,406,460	63,795,255
Royal Bank of Scotland Group PLC, Series S, 6.60%	3,127,907	79,417,559
Synovus Financial Corp., Series D, 6.30%(d)	922,420	24,185,852
TCF Financial Corp., Series C, 5.70%	927,966	22,354,701
U.S. Bancorp
Series B, 3.50% (3 mo. LIBOR US + 0.600%)(d)	4,668,571	103,362,162
Series F, 6.50%(d)	5,135,391	139,836,697
Series H, 5.15%	2,334,219	57,655,209
Valley National Bancorp, Series B, 5.50%(d)	593,570	14,957,964
Webster Financial Corp., Series F, 5.25%	691,944	16,191,490
Wells Fargo & Co.
5.20%	3,167,800	77,832,846
5.70%	3,209,245	80,680,419
5.85%(d)	7,285,941	187,758,700
6.63%(d)	3,547,936	98,064,951
Series O, 5.13%(c)	2,745,427	66,960,965
Series P, 5.25%	2,639,834	65,098,306
Series T, 6.00%	2,952,430	76,113,645
Series V, 6.00%	4,054,623	104,893,097
Series X, 5.50%	4,639,122	115,838,876

		5,116,990,230

Capital Markets — 13.5%
Apollo Global Management LLC
6.38%(c)	1,268,466	31,927,289
Series B, 6.38%(c)	1,426,733	35,440,048
Ares Management LP, Series A, 7.00%	1,429,783	37,832,058
Bank of New York Mellon Corp. (The),
5.20%	2,686,681	66,387,887
Carlyle Group LP (The), Series A, 5.88%	1,863,654	42,193,127
Charles Schwab Corp. (The)
5.95%	3,495,425	89,063,429
Series C, 6.00%	2,796,338	71,809,960
Compass Diversified Holdings, Series A, 7.25%	606,085	13,703,582
GDL Fund (The), Series C,
4.00%(d)	321,078	16,567,625
Goldman Sachs Group Inc. (The)
4.00% (3 mo. LIBOR US + 0.750%)(d)	922,660	21,221,180
Series A, 3.75% (3 mo. LIBOR US + 0.750%)(d)	3,497,072	79,383,534
Series B, 6.20%(c)	699,717	18,395,560
Series D, 4.00% (3 mo. LIBOR US + 0.670%)(c)(d)	6,293,878	140,731,112
Series J, 5.50%(d)	4,661,811	118,596,472
Series K, 6.38%(d)	3,264,177	87,120,884
Series N, 6.30%	3,147,233	82,016,892

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® U.S. Preferred Stock ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets (continued)
KKR & Co. Inc.
Series A, 6.75%	1,607,591	$42,279,643
Series B, 6.50%	696,852	18,264,491
Ladenburg Thalmann Financial Services Inc.,
Series A, 8.00%	1,962,070	49,090,991
Merrill Lynch Capital Trust I, Series K, 6.45%
(3 mo. LIBOR US + 1.327%)(d)	4,942,096	127,802,603
Morgan Stanley
6.88%(d)	3,964,453	108,546,723
Series A, 4.00% (3 mo. LIBOR US + 0.700%)(c)(d)	5,130,442	116,153,207
Series E, 7.13%(d)	4,022,832	113,001,351
Series G, 6.63%	2,332,094	59,841,532
Series I, 6.38%(d)	4,664,071	124,623,977
Series K, 5.85%(d)	4,664,071	118,607,325
Northern Trust Corp., Series C, 5.85%	1,840,160	46,832,072
Oaktree Capital Group LLC, Series A, 6.63%(c)	830,145	20,786,831
State Street Corp.
6.00%	3,500,680	89,477,381
Series C, 5.25%	2,333,701	57,245,686
Series D, 5.90%(d)	3,500,680	91,962,864
Series G, 5.35%(d)	2,333,701	59,999,453
Stifel Financial Corp., Series A, 6.25%	690,184	17,454,753

		2,214,361,522

Commercial Services & Supplies — 0.3%
Pitney Bowes Inc., 6.70%(c)	2,057,594	48,044,820

Consumer Finance — 2.7%
Capital One Financial Corp.
Series B, 6.00%	4,076,807	102,817,073
Series C, 6.25%	2,329,654	59,662,439
Series D, 6.70%(c)	2,329,654	60,850,562
Series F, 6.20%	2,329,654	59,988,590
Series G, 5.20%(c)	2,795,536	69,077,695
Series H, 6.00%	2,329,654	59,476,067
Navient Corp., 6.00%	1,404,062	31,296,542

		443,168,968

Diversified Financial Services — 1.8%
Allied Capital Corp., 6.88%	1,060,774	27,049,737
Citigroup Capital XIII, 8.71%
(3 mo. LIBOR US + 6.370%)(d)	10,084,006	270,755,561

		297,805,298

Diversified Telecommunication Services — 0.6%
Telephone & Data Systems Inc.
5.88%(c)	1,021,677	24,438,514
6.88%(c)	1,138,849	28,550,944
7.00%(c)	1,496,024	37,580,123

		90,569,581

Electric Utilities — 2.8%
Alabama Power Co., Series A, 5.00%	1,266,916	31,672,900
Duke Energy Corp., 5.13%	2,404,853	57,788,618
NextEra Energy Capital Holdings Inc.
5.00%(c)	2,180,725	51,486,917
Series I, 5.13%	2,399,994	56,711,858
PPL Capital Funding Inc., Series B, 5.90%	2,178,303	54,718,971
SCE Trust II, 5.10%	1,876,489	41,582,996
SCE Trust III, 5.75%(d)	1,353,745	34,127,912
SCE Trust IV, Series J, 5.38%(d)	1,618,495	39,442,723
SCE Trust V, Series K, 5.45%(d)	1,499,176	37,014,656

Security	Shares	Value

Electric Utilities (continued)
SCE Trust VI, 5.00%	2,295,023	$49,572,497

		454,120,048

Electronic Equipment, Instruments & Components — 0.4%
Belden Inc., 6.75%(e)	626,801	59,295,375

Energy Equipment & Services — 0.2%
Nabors Industries Ltd., 6.00%(e)	666,300	29,410,482

Equity Real Estate Investment Trusts (REITs) — 14.1%
American Homes 4 Rent
Series D, 6.50%	1,239,432	30,985,800
Series E, 6.35%	1,060,755	25,956,675
Series F, 5.88%	714,853	16,520,253
Series G, 5.88%	530,391	12,320,983
Ashford Hospitality Trust Inc.
Series D, 8.45%	249,502	6,457,112
Series F, 7.38%	497,632	11,953,121
Series G, 7.38%	690,762	16,681,902
Series I, 7.50%	761,015	18,508,646
Boston Properties Inc., 5.25%(c)	949,235	22,895,548
CBL & Associates Properties Inc.
Series D, 7.38%(c)	2,213,703	35,352,837
Series E, 6.63%(c)	876,701	13,159,282
Cedar Realty Trust Inc.
Series B, 7.25%	147,385	3,638,936
Series C, 6.50%	576,549	12,770,560
City Office REIT Inc., Series A, 6.63%(c)	471,952	11,756,324
Colony Capital Inc.
Series B, 8.25%	823,515	20,843,165
Series E, 8.75%	1,153,275	29,546,905
Series H, 7.13%	1,326,183	30,157,401
Series I, 7.15%	1,591,405	36,220,378
Series J, 7.13%	1,453,086	33,043,176
CorEnergy Infrastructure Trust Inc., Series A, 7.38%	560,056	14,102,210
Crown Castle International Corp., Series A, 6.88%(e)	192,018	208,531,548
DDR Corp., Series A, 6.38%	862,861	21,071,066
Digital Realty Trust Inc. 6.63%	887,456	23,286,845
Series G, 5.88%(c)	1,198,402	29,492,673
Series H, 7.38%	1,783,590	45,374,530
Series I, 6.35%(c)	1,190,661	30,451,155
Series J, 5.25%	973,547	23,258,038
EPR Properties, Series G, 5.75%	746,190	17,341,456
Farmland Partners Inc., Series B, 6.00%(c)(f)	820,492	19,084,644
Federal Realty Investment Trust, Series C, 5.00%(c)	820,780	18,779,446
Global Net Lease Inc., Series A, 7.25%	569,876	14,286,791
Hersha Hospitality Trust
Series D, 6.50%(c)	832,927	19,298,919
Series E, 6.50%	417,164	9,628,145
Kimco Realty Corp.
Series I, 6.00%	792,492	19,978,723
Series J, 5.50%(c)	1,084,012	25,766,965
Series K, 5.63%	820,011	19,680,264
Series L, 5.13%(c)	985,100	21,918,475
Series M, 5.25%	953,245	21,266,896
Monmouth Real Estate Investment Corp., Series C, 6.13%	1,152,627	27,605,417
National Retail Properties Inc.
Series E, 5.70%	1,372,326	32,880,931
Series F, 5.20%(c)	1,703,866	38,183,637

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® U.S. Preferred Stock ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
National Storage Affiliates Trust, Series A, 6.00%	819,627	$20,351,338
Pennsylvania REIT
Series C, 7.20%	795,646	18,069,121
Series D, 6.88%	576,527	12,464,514
PS Business Parks Inc.
Series U, 5.75%	1,060,271	26,188,694
Series W, 5.20%(c)	884,845	20,015,194
Series X, 5.25%	1,055,976	24,129,052
Series Y, 5.20%	1,072,231	23,996,530
Public Storage 0.00%	1,620	41,083
Series A, 5.88%	996,852	25,439,663
Series B, 5.40%	1,492,093	36,407,069
Series C, 5.13%(c)	1,044,954	25,078,896
Series D, 4.95%	1,616,479	37,308,335
Series E, 4.90%	1,723,021	39,612,253
Series F, 5.15%	1,409,966	33,571,290
Series G, 5.05%(c)	1,497,643	35,748,738
Series U, 5.63%	1,435,104	35,504,473
Series V, 5.38%	2,379,878	57,735,840
Series W, 5.20%(c)	2,404,933	57,189,307
Series X, 5.20%	975,012	23,166,285
Series Y, 6.38%	1,436,746	36,435,878
Series Z, 6.00%	1,239,487	31,346,626
QTS Realty Trust Inc.
Class A, 7.13%	530,266	13,511,178
Series B, 6.50%(c)(e)	370,128	39,089,218
RLJ Lodging Trust, Series A, 1.95%(e)	1,593,513	41,399,468
Senior Housing Properties Trust, 5.63%(c)	1,603,207	38,989,994
SL Green Realty Corp., Series I, 6.50%	1,182,599	29,612,279
Spirit Realty Capital Inc., Series A, 6.00%	946,071	21,570,419
Summit Hotel Properties Inc., Series E, 6.25%	745,621	17,596,656
Two Harbors Investment Corp., Series B, 7.63%(d)	1,438,788	37,048,791
UMH Properties Inc., Series C, 6.75%(c)	778,888	19,004,088
Urstadt Biddle Properties Inc., Series H, 6.25%	423,664	10,265,379
VEREIT Inc., Series F, 6.70%	4,987,468	123,938,580
Vornado Realty Trust
Series K, 5.70%	1,505,948	36,383,704
Series L, 5.40%(c)	1,392,389	33,319,869
Series M, 5.25%	1,384,968	30,843,237
Washington Prime Group Inc., Series H, 7.50%	461,313	10,545,615
Welltower Inc.
0.00%	2,850	172,482
6.50%(e)	1,677,389	101,515,582

		2,314,644,496

Food Products — 1.8%
CHS Inc.
6.75%(c)(d)	2,372,394	62,227,895
8.00%	1,518,113	44,981,688
Series 1, 7.88%	2,531,509	71,363,239
Series 2, 7.10%(d)	2,008,586	54,191,650
Series 4, 7.50%	2,477,328	67,705,374

		300,469,846

Health Care Equipment & Supplies — 2.3%
Becton Dickinson and Co., Series A, 6.13%(e)	5,759,940	376,469,678

Industrial Conglomerates — 0.1%
Steel Partners Holdings LP, Series A, 6.00%(c)	892,546	20,448,229

Security	Shares	Value

Insurance — 10.1%
Aegon NV 6.38%(c)	4,651,467	$119,124,070
6.50%	2,400,022	61,704,566
Series 1, 4.00% (3 mo. LIBOR US + 0.875%)(d)	1,198,390	29,492,378
Allstate Corp. (The)
5.10%(d)	2,400,291	60,007,275
5.63%(c)	1,429,254	35,516,962
Series C, 6.75%	1,887,384	47,127,979
Series E, 6.63%	3,510,025	89,154,635
Series F, 6.25%(c)	1,270,503	32,766,272
Series G, 5.63%(c)	2,665,060	66,573,199
AmTrust Financial Services Inc.
Series D, 7.50%(c)	978,873	18,539,855
Series E, 7.75%(c)	799,265	15,577,675
Series F, 6.95%	1,458,032	25,311,436
Arch Capital Group Ltd.
Series E, 5.25%(c)	1,995,320	45,912,313
Series F, 5.45%	1,633,189	38,494,265
Aspen Insurance Holdings Ltd.
5.63%	1,280,023	30,246,943
5.95%(d)	1,381,095	35,024,569
Assurant Inc., Series D, 6.50%(e)	331,569	37,321,407
Assured Guaranty Municipal Holdings Inc., 6.25%.	1,024,409	25,825,351
Axis Capital Holdings Ltd.
Series D, 5.50%(c)	1,162,732	27,905,568
Series E, 5.50%	2,627,396	63,188,874
Hartford Financial Services Group Inc. (The), 7.88%(d)	2,845,123	79,691,895
Maiden Holdings Ltd. 7.13%	704,768	12,735,158
Series A, 8.25%	700,000	14,245,000
Series D, 6.70%	359,907	6,172,405
MetLife Inc.
Series A, 4.00% (3 mo. LIBOR US + 1.000%)(c)(d)	2,845,869	71,658,981
Series E, 5.63%(c)	3,259,743	82,145,524
National General Holdings Corp.
Series B, 7.50%	896,727	22,167,091
Series C, 7.50%(c)	1,045,517	25,740,629
PartnerRe Ltd.
Series G, 6.50%	74,315	1,932,933
Series H, 7.25%	1,407,125	37,992,375
Prudential Financial Inc.
5.70%	3,313,456	82,836,400
5.75%(c)	2,683,415	67,139,043
Prudential PLC
6.50%(c)	1,400,058	36,289,503
6.75%(c)	1,153,306	29,869,472
Reinsurance Group of America Inc., 6.20%(d)	1,845,647	49,223,406
RenaissanceRe Holdings Ltd.
Series E, 5.38%	1,378,584	33,223,874
Series F, 5.75%	1,175,000	29,292,750
Selective Insurance Group Inc., 5.88%(c)	981,258	24,502,012
Validus Holdings Ltd.
5.80%	1,291,879	33,718,042
Series A, 5.88%	824,291	21,513,995

		1,666,906,080

Machinery —0.9%
Rexnord Corp., Series A, 5.75%(e)	968,590	62,958,350

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® U.S. Preferred Stock ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc., 5.75%	3,531,330	$88,495,130

		151,453,480

Marine — 0.7%
Costamare Inc.
Series D, 8.75%	572,521	14,702,339
Series E, 8.88%	594,428	15,134,137
Seaspan Corp.
Series D, 7.95%	710,544	17,692,546
Series E, 8.25%(c)	748,892	19,074,279
Series G, 8.20%	1,031,170	26,191,718
Series H, 7.88%	1,162,811	28,558,638

		121,353,657

Media — 0.1%
GCI Liberty Inc., Series A, 7.00%	886,906	22,234,733

Mortgage Real Estate Investment — 3.6%
AGNC Investment Corp.
Series B, 7.75%	816,215	20,829,807
Series C, 7.00%(d)	1,498,700	38,936,226
Annaly Capital Management Inc.
Series C, 7.63%	807,226	20,519,685
Series D, 7.50%	2,037,773	51,657,546
Series F, 6.95%(d)	3,275,817	83,598,850
Series G, 6.50%(d)	1,754,045	42,430,349
Apollo Commercial Real Estate Finance Inc., Series C, 8.00%	811,764	20,537,629
ARMOUR Residential REIT Inc., Series B, 7.88%	734,054	18,366,031
Capstead Mortgage Corp., Series E, 7.50%	1,118,462	28,017,473
Chimera Investment Corp.
Series A, 8.00%(c)	651,374	16,655,633
Series B, 8.00%(d)	1,409,745	36,230,447
Invesco Mortgage Capital Inc., Series C, 7.50%(d)	1,460,924	35,558,890
MFA Financial Inc., Series B, 7.50%(c)	1,050,205	26,349,643
New York Mortgage Trust Inc., Series D, 8.00%(d)	693,707	16,551,849
PennyMac Mortgage Investment Trust, Series B, 8.00%(b)(c)(d)	867,772	21,650,911
Two Harbors Investment Corp.
Series A, 8.13%(d)	788,051	21,017,320
Series C, 7.25%(d)	1,383,684	34,052,463
Series E, 7.50%(c)	932,187	22,661,466
Wells Fargo Real Estate Investment Corp., Series A, 6.38%	1,161,527	29,735,091

		585,357,309

Multiline Retail — 0.1%
Dillard’s Capital Trust I, 7.50%(c)	922,420	24,453,354

Multi-Utilities — 1.3%
Just Energy Group Inc., Series A, 8.50%(d)	533,203	11,090,622
Sempra Energy, Series A, 6.00%(e)	2,007,545	202,440,838

		213,531,460

Oil, Gas & Consumable Fuels — 3.9%
Blueknight Energy Partners LP, Series A, 11.00%(d)(e)	84,088	527,232
DCP Midstream LP, Series B, 7.88%(d)	690,952	17,584,728
Energy Transfer Partners LP, Series C, 7.38%(d)	2,095,481	53,329,991
GasLog Partners LP
Series A, 8.63%(c)(d)	771,233	19,982,647
Series B, 8.20%(c)(d)	530,266	13,474,059

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Golar LNG Partners LP, Series A, 8.75%	767,980	$19,629,569
Hess Corp., 8.00%(e)	1,357,761	107,914,844
Hoegh LNG Partners LP, Series A, 8.75%(c)	656,960	16,883,872
Kinder Morgan Inc/DE, Series A, 9.75%(e)	3,740,276	124,364,177
NGL Energy Partners LP, Series B, 9.00%(d)	1,097,934	27,064,073
NuStar Energy LP
Series A, 8.50%(d)	1,169,874	27,924,892
Series B, 7.63%(c)(d)	1,893,463	41,069,213
Series C, 9.00%(d)	834,358	20,433,427
NuStar Logistics LP
0.00%	2,210	55,803
9.07% (3 mo. LIBOR US + 0.673%)(d)	1,952,710	49,305,928
Teekay LNG Partners LP
9.00%	705,421	17,847,151
Series B, 8.50%(d)	910,656	21,946,810
Teekay Offshore Partners LP
Series A, 7.25%(c)	818,814	17,358,857
Series B, 8.50%	684,712	16,782,291
Series E, 8.88%(d)	596,428	14,684,057
Tsakos Energy Navigation Ltd., Series E, 9.25%(d)	657,710	16,383,556

		644,547,177

Thrifts & Mortgage Finance — 0.4%
New York Community Bancorp Inc., Series A, 6.38%(d)	2,465,287	65,823,163

Wireless Telecommunication Services — 0.3%
U.S. Cellular Corp., 6.95%	1,686,755	42,270,080

Total Preferred Stocks — 96.7% (Cost: $16,164,966,373)		15,889,753,779

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 2.24%(b)(g)(h)	42,341,863	42,354,565
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(g)	439,809,085	439,809,085

		482,163,650

Total Short-Term Investments — 2.9% (Cost: $482,153,709)		482,163,650

Total Investments in Securities — 100.0% (Cost: $16,711,893,644)		16,434,452,326

Other Assets, Less Liabilities — (0.0)%		(3,216,713)

Net Assets — 100.0%		$16,431,235,613

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Variable or floating rate security. Rate shown is the rate in effect as of period-end. (e) Convertible preferred stock.
(f)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® U.S. Preferred Stock ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	56,988,483	—	(14,646,620	)(b)	42,341,863	$42,354,565	$1,216,190	(c)	$2,864	$13,477
BlackRock Cash Funds: Treasury, SL Agency Shares	677,413,567	—	(237,604,482	)(b)	439,809,085	439,809,085	3,286,562		—	—
iShares 0-5 Year High Yield Corporate Bond ETF	308,480	—	—		308,480	14,523,238	401,654		—	89,459
iShares Core U.S. Aggregate Bond ETF	455,000	—	—		455,000	48,011,600	657,734		—	(787,150)
PennyMac Mortgage Investment Trust
Series A, 8.13%	382,996	155,602	(538,598)		—	—	256,276		(263,441)	(21,805)
Series B, 8.00%	859,057	33,313	(24,598)		867,772	21,650,911	874,930		(3,388)	(91,497)
PNC Financial Services Group Inc. (The)
Series P, 6.13%	6,608,131	588,464	(197,407)		6,999,188	188,348,149	5,113,592		2,814	(7,918,815)
Series Q, 5.38%	2,106,597	170,346	(62,750)		2,214,193	54,845,561	1,465,543		101,123	(844,535)

						$809,543,109	$13,272,481		$(160,028)	$(9,560,866)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$59	$—	$—	$59
Investment Companies	62,534,838	—	—	62,534,838
Preferred Stocks	15,889,753,779	—	—	15,889,753,779
Money Market Funds	482,163,650	—	—	482,163,650

	$16,434,452,326	$—	$—	$16,434,452,326

See notes to financial statements.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)
September 30, 2018

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$63,573,818	$15,624,909,217
Affiliated(c)	11,579	809,543,109
Cash	—	567,070
Foreign currency, at value(d)	104,131	—
Receivables:
Investments sold	158,200	—
Securities lending income — Affiliated	449	256,603
Dividends	175,531	61,773,273

Total assets	64,023,708	16,497,049,272

LIABILITIES
Collateral on securities loaned, at value	—	42,333,044
Payables:
Investments purchased	—	4,950,126
Capital shares redeemed	—	12,172,919
Investment advisory fees	29,261	6,357,570

Total liabilities	29,261	65,813,659

NET ASSETS	$63,994,447	$16,431,235,613

NET ASSETS CONSIST OF:
Paid-in capital	$75,926,333	$17,734,712,590
Undistributed net investment income	132,653	73,478,816
Accumulated net realized loss	(11,728,388)	(1,099,514,475)
Net unrealized depreciation	(336,151)	(277,441,318)

NET ASSETS	$63,994,447	$16,431,235,613

Shares outstanding	3,600,000	442,600,000

Net asset value	$17.78	$37.12

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$41,343,358
(b) Investments, at cost — Unaffiliated	$63,911,798	$15,891,613,793
(c) Investments, at cost — Affiliated	$11,579	$820,279,851
(d) Foreign currency, at cost	$103,323	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	15

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

	iShares International Preferred Stock ETF	iShares U.S. Preferred Stock ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,882,790	$507,740,276
Dividends — Affiliated	678	12,056,291
Securities lending income — Affiliated — net	723	1,216,190
Foreign taxes withheld	(227,807)	(84,979)

Total investment income	1,656,384	520,927,778

EXPENSES
Investment advisory fees	212,522	38,343,042

Total expenses	212,522	38,343,042

Net investment income	1,443,862	482,584,736

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(268,385)	(305,285,486)
Investments —Affiliated	—	(262,760)
In-kind redemptions — Unaffiliated	1,496,857	16,633,252
In-kind redemptions — Affiliated	—	102,732
Foreign currency transactions	(8,301)	—

Net realized gain (loss)	1,220,171	(288,812,262)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(3,026,008)	92,400,291
Investments —Affiliated	—	(9,560,866)
Foreign currency translations	(471)	—

Net change in unrealized appreciation (depreciation)	(3,026,479)	82,839,425

Net realized and unrealized loss	(1,806,308)	(205,972,837)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(362,446)	$276,611,899

See notes to financial statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares International Preferred Stock ETF		iShares U.S. Preferred Stock ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,443,862	$3,253,680	$482,584,736	$989,576,417
Net realized gain (loss)	1,220,171	1,701,078	(288,812,262)	(344,653,296)
Net change in unrealized appreciation (depreciation)	(3,026,479)	1,934,996	82,839,425	(236,801,895)

Net increase (decrease) in net assets resulting from operations	(362,446)	6,889,754	276,611,899	408,121,226

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,734,389)	(2,932,623)	(474,299,636)	(977,196,067)

Decrease in net assets resulting from distributions to shareholders	(1,734,389)	(2,932,623)	(474,299,636)	(977,196,067)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(26,636,901)	26,352,348	6,044,094	(80,443,673)

NET ASSETS
Total increase (decrease) in net assets	(28,733,736)	30,309,479	(191,643,643)	(649,518,514)
Beginning of period	92,728,183	62,418,704	16,622,879,256	17,272,397,770

End of period	$63,994,447	$92,728,183	$16,431,235,613	$16,622,879,256

Undistributed net investment income included in net assets at end of period	$132,653	$423,180	$73,478,816	$65,193,716

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Financial Highlights
(For a share outstanding throughout each period)

	iShares International Preferred Stock ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$18.18		$17.10	$15.97	$20.32	$23.87	$26.79

Net investment income(a)	0.33		0.69	0.74	0.83	0.89	1.03
Net realized and unrealized gain (loss)(b)		(0.34)	1.03	1.17	(4.20)	(3.54)	(2.45)

Net increase (decrease) from investment operations		(0.01)	1.72	1.91	(3.37)	(2.65)	(1.42)

Distributions
From net investment income		(0.39)	(0.64)	(0.78)	(0.98)	(0.90)	(1.40)
From net realized gain	—		—	—	—	—	(0.10)

Total distributions		(0.39)	(0.64)	(0.78)	(0.98)	(0.90)	(1.50)

Net asset value, end of period	$17.78		$18.18	$17.10	$15.97	$20.32	$23.87

Total Return
Based on net asset value	(0.01	)%(c)	10.16%	12.35%	(16.73)%	(11.52)%	(5.35)%

Ratios to Average Net Assets
Total expenses	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.55%

Net investment income	3.74	%(d)	3.78%	4.55%	4.56%	3.88%	4.10%

Supplemental Data
Net assets, end of period (000)	$63,994		$92,728	$62,419	$24,756	$34,546	$29,833

Portfolio turnover rate(e)	10	%(c)	15%	40%	32%	47%	60%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares U.S. Preferred Stock ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$37.54		$38.73	$38.93	$40.07	$39.03	$40.45

Net investment income(a)	1.09		2.14	2.17	2.24	2.35	2.39
Net realized and unrealized gain (loss)(b)		(0.44)	(1.22)	(0.18)	(1.13)	1.12	(1.25)

Net increase from investment operations	0.65		0.92	1.99	1.11	3.47	1.14

Distributions
From net investment income		(1.07)	(2.11)	(2.19)	(2.25)	(2.43)	(2.56)

Total distributions		(1.07)	(2.11)	(2.19)	(2.25)	(2.43)	(2.56)

Net asset value, end of period	$37.12		$37.54	$38.73	$38.93	$40.07	$39.03

Total Return
Based on net asset value	1.75	%(c)	2.41%	5.26%	2.92%	9.19%	3.13%

Ratios to Average Net Assets
Total expenses	0.46	%(d)	0.47%	0.47%	0.47%	0.47%	0.47%

Net investment income	5.81	%(d)	5.55%	5.59%	5.74%	5.94%	6.18%

Supplemental Data
Net assets, end of period (000)	$16,431,236		$16,622,879	$17,272,398	$14,559,042	$13,078,776	$9,067,762

Portfolio turnover rate(e)	10	%(c)	22%	23%	15%	13%	35%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	19

Notes to Financial Statements (unaudited)

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
International Preferred Stock	Non-diversified
U.S. Preferred Stock	Diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	21

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Preferred Stock
Credit Suisse Securities (USA) LLC	$4,582	$4,582		$—	$—
Deutsche Bank Securities Inc.	231,198	231,198		—	—
Goldman Sachs & Co.	158,372	158,372		—	—
Jefferies LLC	202,871	202,871		—	—
JPMorgan Securities LLC	25,597,198	25,597,198		—	—
Merrill Lynch, Pierce, Fenner & Smith	1,302,329	1,302,329		—	—
Morgan Stanley & Co. LLC	714,086	714,086		—	—
National Financial Services LLC	1,015,712	1,015,712		—	—
UBS Securities LLC	7,133,775	7,133,775		—	—
Wells Fargo Securities LLC	4,983,235	4,983,235		—	—

	$41,343,358	$41,343,358		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares International Preferred Stock ETF, BFA is entitled to an annual investment advisory fee of 0.55%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to the iShares U.S. Preferred Stock ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee

First $46 billion	0.4800%
Over $46 billion, up to and including $81 billion	0.4560
Over $81 billion, up to and including $111 billion	0.4332
Over $111 billion, up to and including $141 billion	0.4116
Over $141 billion	0.3910

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Sub-Adviser: BFA has entered into a sub-advisory agreement with BlackRock International Limited (the “Sub-Adviser”), an affiliate of BFA, under which BFA pays the Sub-Adviser for services it provides to the iShares International Preferred Stock ETF.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the iShares U.S. Preferred Stock ETF (the “Group 1 Fund”), retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

Pursuant to a securities lending agreement, the iShares International Preferred Stock ETF (the “Group 2 Fund”), retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Group 1 Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees. The Group 2 Fund will receive for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC

International Preferred Stock	$136
U.S. Preferred Stock	460,747

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales

U.S. Preferred Stock	$—	$208,316

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.   PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales

International Preferred Stock	$7,404,088	$7,748,816
U.S. Preferred Stock	1,707,228,941	1,650,348,739

N O T E S T O F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales

International Preferred Stock	$—	$26,411,065
U.S. Preferred Stock	653,456,822	435,254,775

7.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards, with no expiration dates, available to offset future realized capital gains as follows:

iShares ETF	Non-Expiring

International Preferred Stock	$12,552,219
U.S. Preferred Stock	781,772,549

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)

International Preferred Stock	$ 64,348,480	$ 1,499,049	$ (2,262,132)	$ (763,083)
U.S. Preferred Stock	16,716,938,100	203,834,989	(486,320,763)	(282,485,774)

8. PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

International Preferred Stock
Shares sold	—	$—	2,550,000	$46,286,555
Shares redeemed	(1,500,000)	(26,636,901)	(1,100,000)	(19,934,207)

Net increase (decrease)	(1,500,000)	$(26,636,901)	1,450,000	$26,352,348

U.S. Preferred Stock
Shares sold	24,300,000	$917,136,945	45,500,000	$1,769,017,957
Shares redeemed	(24,450,000)	(911,092,851)	(48,750,000)	(1,849,461,630)

Net increase (decrease)	(150,000)	$6,044,094	(3,250,000)	$(80,443,673)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

10.   LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Board Review and Approval of Investment Advisory Contract

I. iShares International Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”), and the Sub-Advisory Agreement between BFA and BlackRock International Limited (“BIL”) (the “Sub-Advisory Agreement”), on behalf of the Fund. The Advisory Contract and the Sub-Advisory Agreement are referred to hereafter as the “Advisory Agreements”. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreements. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Agreements, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Agreements for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Agreements for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Agreements are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds. The Board also noted that BFA pays BIL for its sub-advisory services, and that there are no additional fees imposed on the Fund in respect of the services provided under the Sub-Advisory Agreement.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA (and any services provided by BIL on BFA’s behalf or at BFA’s direction) under the Advisory Agreements for the coming year as compared to the scope of services provided by BFA and BIL during prior years. In reviewing the scope of these services, the Board considered the investment philosophy and experience of BFA and BIL, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered the compliance program of BFA and BIL and their compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as there sources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s and BIL’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Agreements supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Agreements for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreements for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	27

Board Review and Approval of Investment Advisory Contract (continued)

to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreements for the coming year.

II. iShares U.S. Preferred Stock ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in whichaBFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share

International Preferred Stock	$0.385187	$—	$0.009346	$0.394533	98%	—%	2%	100%
U.S. Preferred Stock	0.875724	—	0.195470	1.071194	82	—	18	100

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	31

Glossary of Terms Used in this Report

Portfolio Abbreviations - Fixed Income

LIBOR	London Interbank Offered Rate

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Core S&P 500 ETF | IVV | NYSE Arca

▶	iShares Core S&P Mid-Cap ETF | IJH | NYSE Arca

▶	iShares Core S&P Small-Cap ETF | IJR | NYSE Arca

▶	iShares Core S&P Total U.S. Stock Market ETF | ITOT | NYSE Arca

▶	iShares Core S&P U.S. Growth ETF | IUSG | NASDAQ

▶	iShares Core S&P U.S. Value ETF | IUSV | NASDAQ

Fund Summary as of September 30, 2018	iShares® Core S&P 500 ETF

Investment Objective

The iShares Core S&P 500 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the S&P 500® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.39%	17.87%	13.89%	11.91%	17.87%	91.64%	208.11%
Fund Market	11.36	17.90	13.89	11.88	17.90	91.58	207.41
Index	11.41	17.91	13.95	11.97	17.91	92.10	209.62

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,113.90	$ 0.21		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	21.0%
Health Care	15.1
Financials	13.3
Consumer Discretionary	10.3
Communication Services	10.0
Industrials	9.7
Consumer Staples	6.7
Energy	6.0
Utilities	2.8
Real Estate	2.7
Materials	2.4

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	4.3%
Microsoft Corp.	3.6
Amazon. com Inc.	3.4
Berkshire Hathaway Inc., Class B	1.7
Facebook Inc., Class A	1.6
JPMorgan Chase & Co.	1.6
Johnson & Johnson	1.5
Alphabet Inc., Class C	1.5
Alphabet Inc., Class A	1.5
Exxon Mobil Corp.	1.5

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® Core S&P Mid-Cap ETF

Investment Objective

The iShares Core S&P Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the S&P MidCap 400® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.27%	14.13%	11.82%	12.39%	14.13%	74.83%	221.44%
Fund Market	8.27	14.21	11.83	12.40	14.21	74.88	221.92
Index	8.32	14.21	11.91	12.49	14.21	75.49	224.47

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,082.70	$ 0.37		$ 1,000.00	$ 1,024.70	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	16.6%
Financials	15.9
Industrials	14.6
Consumer Discretionary	11.7
Health Care	10.2
Real Estate	8.9
Materials	6.8
Energy	5.3
Utilities	4.6
Consumer Staples	3.3
Communication Services	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Fortinet Inc.	0.7%
Keysight Technologies Inc.	0.7
Jack Henry & Associates Inc.	0.7
Domino’s Pizza Inc.	0.7
Teleflex Inc.	0.7
IDEX Corp.	0.6
PTC Inc.	0.6
Trimble Inc.	0.6
Steel Dynamics Inc.	0.6
Old Dominion Freight Line Inc.	0.6

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Fund Summary as of September 30, 2018	iShares® Core S&P Small-Cap ETF

Investment Objective

The iShares Core S&P Small-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the S&P SmallCap 600® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	13.87%	19.11%	13.30%	12.81%	19.11%	86.66%	233.66%
Fund Market	13.98	19.10	13.30	12.72	19.10	86.73	231.13
Index	13.90	19.08	13.32	12.86	19.08	86.90	235.35

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,138.70	$ 0.38		$ 1,000.00	$ 1,024.70	$ 0.36		0.07%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	20.0%
Financials	17.0
Information Technology	14.4
Consumer Discretionary	14.2
Health Care	11.9
Real Estate	5.8
Materials	4.9
Energy	4.3
Consumer Staples	3.2
Utilities	2.2
Communication Services	2.1

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Ligand Pharmaceuticals Inc.	0.7%
CACI International Inc., Class A	0.5
Trex Co. Inc.	0.5
Insperity Inc.	0.5
Proto Labs Inc.	0.5
Ingevity Corp.	0.5
Green Dot Corp., Class A	0.5
ASGN Inc.	0.5
First Financial Bankshares Inc.	0.5
Axon Enterprise Inc.	0.5

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® Core S&P Total U.S. Stock Market ETF

Investment Objective

The iShares Core S&P Total U.S. Stock Market ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the S&P Total Market IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.25%	17.61%	13.68%	11.92%	17.61%	89.87%	208.30%
Fund Market	11.18	17.61	13.67	11.89	17.61	89.76	207.59
Index	11.26	17.58	13.72	12.02	17.58	90.18	211.19

Index performance through December 20, 2015 reflects the performance of the S&P Composite 1500®. Index performance beginning on December 21, 2015 reflects the performance of the S&P Total Market IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,112.50	$ 0.16		$ 1,000.00	$ 1,024.90	$ 0.15		0.03%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	20.5%
Health Care	14.6
Financials	13.8
Consumer Discretionary	10.5
Industrials	10.4
Communication Services	9.1
Consumer Staples	6.0
Energy	5.8
Real Estate	3.6
Materials	2.9
Utilities	2.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	3.6%
Microsoft Corp.	3.0
Amazon. com Inc.	2.8
Berkshire Hathaway Inc., Class B	1.4
Facebook Inc., Class A	1.4
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Exxon Mobil Corp.	1.2

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Fund Summary as of September 30, 2018	iShares® Core S&P U.S. Growth ETF

Investment Objective

The iShares Core S&P U.S. Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the S&P 900 Growth IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.46%	24.54%	15.62%	13.76%	24.54%	106.59%	262.89%
Fund Market	14.36	24.56	15.61	13.69	24.56	106.56	260.86
Index	14.49	24.61	15.70	13.92	24.61	107.29	267.99

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Growth Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Growth IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,144.60	$ 0.22		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	31.9%
Health Care	17.4
Consumer Discretionary	14.2
Communication Services	11.6
Industrials	10.0
Financials	5.7
Consumer Staples	4.0
Real Estate	2.8
Materials	1.4
Other (each representing less than 1%)	1.0

(a) Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	7.2%
Microsoft Corp.	6.1
Amazon. com Inc.	5.7
Facebook Inc., Class A	2.8
Alphabet Inc., Class C	2.6
Alphabet Inc., Class A	2.5
Visa Inc., Class A	1.9
UnitedHealth Group Inc.	1.8
Home Depot Inc. (The)	1.7
Mastercard Inc., Class A	1.4

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® Core S&P U.S. Value ETF

Investment Objective

The iShares Core S&P U.S. Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the S&P 900 Value IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.47%	10.15%	10.84%	9.76%	10.15%	67.32%	153.84%
Fund Market	7.47	10.17	10.84	9.72	10.17	67.30	152.89
Index	7.49	10.17	10.92	9.90	10.17	67.87	156.94

Index performance through January 22, 2017 reflects the performance of the Russell 3000® Value Index. Index performance beginning on January 23, 2017 reflects the performance of the S&P 900 Value IndexTM.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,074.70	$ 0.21		$ 1,000.00	$ 1,024.90	$ 0.20		0.04%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	22.9%
Energy	12.8
Health Care	11.5
Industrials	10.2
Consumer Staples	9.4
Information Technology	7.2
Communication Services	6.9
Consumer Discretionary	5.8
Utilities	5.6
Materials	4.3
Real Estate	3.4

(a) Excludes money market funds.

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Berkshire Hathaway Inc., Class B	3.6%
JPMorgan Chase & Co.	3.2
Exxon Mobil Corp.	3.1
AT&T Inc.	2.1
Chevron Corp.	2.0
Wells Fargo & Co.	1.9
Verizon Communications Inc.	1.9
Citigroup Inc.	1.5
Johnson & Johnson	1.5
DowDuPont Inc.	1.3

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Summary Schedule of Investments (unaudited)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	3,580,578	$1,331,616,958	0.8%
Other securities		3,202,931,666	1.9

		4,534,548,624	2.7

Air Freight & Logistics
Other securities		1,112,227,838	0.7

Airlines
Other securities		765,541,900	0.5

Auto Components
Other securities		246,008,142	0.1

Automobiles
Other securities		589,693,998	0.4

Banks
Bank of America Corp.	62,274,652	1,834,611,248	1.1
Citigroup Inc.	16,863,602	1,209,794,807	0.7
JPMorgan Chase & Co.	22,536,864	2,543,059,734	1.5
PNC Financial Services Group Inc. (The)(a)	3,115,441	424,291,910	0.3
Wells Fargo & Co.	29,053,511	1,527,052,538	0.9
Other securities		2,113,481,326	1.3

		9,652,291,563	5.8

Beverages
Coca-Cola Co. (The)	25,647,362	1,184,651,651	0.7
PepsiCo Inc.	9,490,027	1,060,985,019	0.6
Other securities		532,212,651	0.4

		2,777,849,321	1.7

Biotechnology
AbbVie Inc.	10,160,685	960,997,587	0.6
Amgen Inc.	4,343,163	900,294,258	0.5
Other securities		2,398,898,710	1.5

		4,260,190,555	2.6

Building Products
Other securities		450,976,411	0.3

Capital Markets
BlackRock Inc.(a)	823,977	388,365,079	0.2
Other securities		4,124,522,767	2.5

		4,512,887,846	2.7

Chemicals
DowDuPont Inc.	15,482,379	995,671,793	0.6
Other securities		1,958,391,613	1.2

		2,954,063,406	1.8

Commercial Services & Supplies
Other securities		604,281,520	0.4

Communications Equipment
Cisco Systems Inc.	30,639,469	1,490,610,167	0.9
Other securities		382,989,337	0.2

		1,873,599,504	1.1

Construction & Engineering
Other securities		149,330,019	0.1

Construction Materials
Other securities		175,470,455	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$1,126,475,500	0.7%

Containers & Packaging
Other securities		501,733,312	0.3

Distributors
Other securities		164,830,562	0.1

Diversified Consumer Services
Other securities		35,321,275	0.0

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b),(c)	13,072,158	2,798,879,749	1.7
Other securities		42,908,523	0.0

		2,841,788,272	1.7

Diversified Telecommunication Services
AT&T Inc.	48,678,372	1,634,619,731	1.0
Verizon Communications Inc.	27,694,156	1,478,590,989	0.9
Other securities		135,767,641	0.1

		3,248,978,361	2.0

Electric Utilities
Other securities		2,907,886,734	1.8

Electrical Equipment
Other securities		853,154,980	0.5

Electronic Equipment, Instruments & Components
Other securities		679,543,301	0.4

Energy Equipment & Services
Other securities		1,149,487,149	0.7

Entertainment
Netflix Inc.(b)	2,921,902	1,093,171,195	0.7
Walt Disney Co. (The)	9,979,317	1,166,981,330	0.7
Other securities		1,335,243,694	0.8

		3,595,396,219	2.2

Equity Real Estate Investment Trusts (REITs)
Other securities		4,280,604,836	2.6

Food & Staples Retailing
Walmart Inc.	9,629,307	904,288,220	0.5
Other securities		1,494,720,806	0.9

		2,399,009,026	1.4

Food Products
Other securities		1,735,905,742	1.0

Health Care Equipment & Supplies
Abbott Laboratories	11,771,386	863,548,877	0.5
Medtronic PLC	9,061,857	891,414,873	0.5
Other securities		3,637,170,246	2.3

		5,392,133,996	3.3

Health Care Providers & Services
UnitedHealth Group Inc.	6,451,888	1,716,460,283	1.0
Other securities		3,895,571,197	2.4

		5,612,031,480	3.4

Health Care Technology
Other securities		142,767,341	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	5,205,572	870,840,140	0.5

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$1,873,584,666	1.2%

		2,744,424,806	1.7

Household Durables
Other securities		512,789,994	0.3

Household Products
Procter & Gamble Co. (The)	16,682,391	1,388,475,403	0.8
Other securities		882,745,843	0.6

		2,271,221,246	1.4

Independent Power and Renewable Electricity Producers
Other securities		138,566,441	0.1

Industrial Conglomerates
3M Co.	3,936,146	829,385,324	0.5
Honeywell International Inc.	4,982,888	829,152,563	0.5
Other securities		863,738,490	0.5

		2,522,276,377	1.5

Insurance
Other securities		3,801,619,559	2.3

Interactive Media & Services
Alphabet Inc., Class A(b)	2,004,326	2,419,381,828	1.5
Alphabet Inc., Class C, NVS(b)	2,064,580	2,464,014,293	1.5
Facebook Inc., Class A(b)	16,171,849	2,659,622,286	1.6
Other securities		172,854,604	0.1

		7,715,873,011	4.7

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	2,747,317	5,502,875,951	3.3
Other securities		941,796,424	0.6

		6,444,672,375	3.9

IT Services
Accenture PLC, Class A	4,299,385	731,755,327	0.4
International Business Machines Corp.	6,124,630	926,105,302	0.6
Mastercard Inc., Class A	6,116,050	1,361,493,891	0.8
Visa Inc., Class A	11,910,710	1,787,678,464	1.1
Other securities		3,149,353,830	1.9

		7,956,386,814	4.8

Leisure Products
Other securities		118,815,186	0.1

Life Sciences Tools & Services
Other securities		1,587,473,471	1.0

Machinery
Other securities		2,533,463,291	1.5

Media
Comcast Corp., Class A	30,681,163	1,086,419,982	0.7
Other securities		886,362,725	0.5

		1,972,782,707	1.2

Metals & Mining
Other securities		377,715,271	0.2

Multi-Utilities
Other securities		1,514,189,042	0.9

Multiline Retail
Other securities		836,318,108	0.5

Oil, Gas &Consumable Fuels
Chevron Corp.	12,843,767	1,570,535,829	1.0

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels (continued)
Exxon Mobil Corp.	28,389,481	$2,413,673,675	1.5%
Other securities		4,730,870,328	2.8

		8,715,079,832	5.3

Personal Products
Other securities		255,111,951	0.1

Pharmaceuticals
Johnson & Johnson	17,989,256	2,485,575,501	1.5
Merck & Co. Inc.	17,821,904	1,264,285,870	0.8
Pfizer Inc.	39,296,824	1,731,811,034	1.1
Other securities		2,328,540,451	1.3

		7,810,212,856	4.7

Professional Services
Other securities		492,681,455	0.3

Real Estate Management & Development
Other securities		93,888,724	0.1

Road & Rail
Union Pacific Corp.	4,961,971	807,957,738	0.5
Other securities		892,291,447	0.5

		1,700,249,185	1.0

Semiconductors & Semiconductor Equipment
Broadcom Inc.(c)	2,896,562	714,668,742	0.4
Intel Corp.	30,903,603	1,461,431,386	0.9
NVIDIA Corp.	4,079,639	1,146,460,152	0.7
Other securities		3,093,246,610	1.9

		6,415,806,890	3.9

Software
Adobe Systems Inc.(b)	3,285,610	886,950,419	0.5
Microsoft Corp	51,420,271	5,880,936,394	3.6
Oracle Corp	18,966,476	977,911,503	0.6
salesforce.com Inc.(b)	5,077,418	807,461,785	0.5
Other securities		1,352,809,769	0.8

		9,906,069,870	6.0

Specialty Retail
Home Depot Inc. (The)	7,669,182	1,588,671,051	1.0
Other securities		2,375,513,610	1.4

		3,964,184,661	2.4

Technology Hardware, Storage & Peripherals
Apple Inc.	30,768,339	6,945,644,846	4.2
Other securities		822,651,338	0.5

		7,768,296,184	4.7

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	8,592,007	727,914,833	0.4
Other securities		589,112,995	0.4

		1,317,027,828	0.8

Tobacco
Altria Group Inc.	12,649,426	762,886,882	0.5
Philip Morris International Inc.	10,430,655	850,515,609	0.5

		1,613,402,491	1.0

Trading Companies & Distributors
Other securities		312,310,472	0.2

Water Utilities
Other securities		106,972,840	0.1

Total Common Stocks (Cost: $137,587,119,203)		164,845,892,126	99.9

S C H E D U L E O F I N V E S T M E N T S	13

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(d),(e)	1,217,568,458	$1,217,933,729	0.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(d)	822,581,553	822,581,553	0.5

		2,040,515,282	1.2

Total Short-Term Investments (Cost: $2,040,304,470)		2,040,515,282	1.2

Total Investments In Securities (Cost: $139,627,423,673)		166,886,407,408	101.1

Other Assets, Less Liabilities		(1,832,701,132)	(1.1)

Net Assets		$165,053,706,276	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	655,929,215	561,639,243	(b)	—	1,217,568,458	$1,217,933,729	$2,420,639	(c)	$11,421	$219,254
BlackRock Cash Funds: Treasury, SL Agency Shares	65,293,632	757,287,921	(b)	—	822,581,553	822,581,553	2,434,648		—	—
BlackRock Inc.	770,500	133,257		(79,780)	823,977	388,365,079	4,891,682		15,250,660	(70,196,708)
PNC Financial Services Group Inc. (The)	2,936,572	506,738		(327,869)	3,115,441	424,291,910	5,065,803		17,186,750	(63,025,630)

						$2,853,172,271	$14,812,772		$32,448,831	$(133,003,084)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	1,379	12/21/18	$201,265	$187,780

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$187,780

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$36,383,087

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$10,998,800

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$210,548,180

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$164,845,892,126	$—	$—	$164,845,892,126
Money Market Funds	2,040,515,282	—	—	2,040,515,282

	$166,886,407,408	$—	$—	$166,886,407,408

Derivative financial instruments(a)
Assets
Futures Contracts	$187,780	$—	$—	$187,780

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Summary Schedule of Investments (unaudited)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Teledyne Technologies Inc.(a)	992,641	$244,864,682	0.5%
Other securities		234,798,419	0.5

		479,663,101	1.0

Airlines
Other securities		167,266,625	0.3

Auto Components
Other securities		480,745,620	1.0

Automobiles
Other securities		116,065,367	0.2

Banks
East West Bancorp. Inc.	4,005,419	241,807,145	0.5
Other securities		3,576,802,274	7.1

		3,818,609,419	7.6

Beverages
Other securities		68,572,488	0.1

Biotechnology
Other securities		299,578,209	0.6

Building Products
Lennox International Inc.	1,001,245	218,671,908	0.4

Capital Markets
FactSet Research Systems Inc.	1,060,221	237,182,040	0.5
SEI Investments Co.	3,640,936	222,461,190	0.4
Other securities		949,730,420	1.9

		1,409,373,650	2.8

Chemicals
RPM International Inc.	3,688,359	239,522,033	0.5
Other securities		1,114,651,590	2.2

		1,354,173,623	2.7

Commercial Services &Supplies
Other securities		613,812,070	1.2

Communications Equipment
Other securities		631,414,063	1.3

Construction & Engineering
Other securities		564,820,324	1.1

Construction Materials
Other securities		112,806,275	0.2

Consumer Finance
Other securities		221,800,709	0.4

Containers & Packaging
Other securities		641,078,185	1.3

Distributors
Other securities		186,135,115	0.4

Diversified Consumer Services
Service Corp. International/U.S	4,984,556	220,317,375	0.4
Other securities		276,677,948	0.6

		496,995,323	1.0

Electric Utilities
OGE Energy Corp.	5,518,396	200,428,142	0.4

Security	Shares	Value	% of Net Assets

Electric Utilities (continued)
Other securities		$439,334,944	0.9%

		639,763,086	1.3

Electrical Equipment
Hubbell Inc.	1,513,490	202,156,859	0.4
Other securities		497,877,751	1.0

		700,034,610	1.4

Electronic Equipment, Instruments & Components
Cognex Corp.(b)	4,754,993	265,423,709	0.5
Keysight Technologies Inc.(a),(b)	5,180,541	343,366,258	0.7
Trimble Inc.(a)	6,908,824	300,257,491	0.6
Zebra Technologies Corp., Class A(a)	1,484,055	262,425,446	0.5
Other securities		1,140,495,049	2.3

		2,311,967,953	4.6

Energy Equipment & Services
Other securities		1,026,267,385	2.0

Entertainment
Live Nation Entertainment Inc.(a),(b)	3,812,693	207,677,388	0.4
Other securities		234,569,484	0.5

		442,246,872	0.9

Equity Real Estate Investment Trusts (REITs)
Camden Property Trust(b)	2,565,117	240,017,998	0.5
Kilroy Realty Corp.(b)	2,780,846	199,358,850	0.4
Other securities		3,753,382,679	7.4

		4,192,759,527	8.3

Food & Staples Retailing
Other securities		269,135,523	0.5

Food Products
Ingredion Inc.	1,962,646	205,999,324	0.4
Lamb Weston Holdings Inc.	4,047,155	269,540,523	0.5
Other securities		569,273,379	1.2

		1,044,813,226	2.1

Gas Utilities
Atmos Energy Corp.	3,073,614	288,643,091	0.6
UGI Corp.	4,805,574	266,613,245	0.5
Other securities		473,153,005	0.9

		1,028,409,341	2.0

Health Care Equipment & Supplies
STERIS PLC	2,337,031	267,356,346	0.5
Teleflex Inc.(b)	1,265,809	336,819,117	0.7
West Pharmaceutical Services Inc.	2,032,602	250,965,369	0.5
Other securities		1,443,259,120	2.9

		2,298,399,952	4.6

Health Care Providers &Services
Encompass Health Corp.	2,732,060	212,964,077	0.4
Molina Healthcare Inc.(a),(b)	1,707,112	253,847,554	0.5
Other securities		679,866,063	1.4

		1,146,677,694	2.3

Health Care Technology
Other securities		189,891,420	0.4

Hotels, Restaurants & Leisure
Domino’s Pizza Inc.	1,157,377	341,194,739	0.7
Other securities		1,554,379,657	3.1

		1,895,574,396	3.8

Household Durables
NVR Inc.(a)	94,236	232,838,309	0.5

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables (continued)
Other securities		$440,767,392	0.8%

		673,605,701	1.3

Household Products
Other securities		97,013,845	0.2

Industrial Conglomerates
Carlisle Companies Inc.	1,650,642	201,048,196	0.4

Insurance
Alleghany Corp.	412,861	269,404,188	0.5
American Financial Group Inc./OH	1,945,002	215,836,872	0.4
Reinsurance Group of America Inc.	1,759,462	254,347,827	0.5
WR Berkley Corp.	2,659,239	212,552,973	0.4
Other securities		1,343,871,187	2.8

		2,296,013,047	4.6

Interactive Media & Services
Other securities		48,756,389	0.1

IT Services
Jack Henry & Associates Inc.	2,133,240	341,489,059	0.7
Leidos Holdings Inc.	4,159,430	287,666,179	0.6
WEX Inc.(a),(b)	1,191,070	239,119,213	0.5
Other securities		893,427,260	1.7

		1,761,701,711	3.5

Leisure Products
Other securities		323,630,018	0.6

Life Sciences Tools & Services
Bio-Techne Corp.(b)	1,042,654	212,816,108	0.4
Other securities		614,705,109	1.2

		827,521,217	1.6

Machinery
Donaldson Co. Inc.	3,564,123	207,645,806	0.4
Graco Inc.	4,619,275	214,057,204	0.4
IDEX Corp.	2,119,447	319,315,885	0.6
Nordson Corp.(b)	1,446,103	200,863,707	0.4
Wabtec Corp./DE(b)	2,371,071	248,677,926	0.5
Other securities		1,423,385,995	2.9

		2,613,946,523	5.2

Marine
Other securities		122,771,367	0.2

Media
Other securities		498,641,283	1.0

Metals & Mining
Steel Dynamics Inc.	6,489,523	293,261,544	0.6
Other securities		816,689,364	1.6

		1,109,950,908	2.2

Multi-Utilities
Other securities		471,191,188	0.9

Multiline Retail
Other securities		224,603,202	0.4

Oil, Gas & Consumable Fuels
WPX Energy Inc.(a)	10,910,329	219,515,820	0.4
Other securities		1,424,575,840	2.9

		1,644,091,660	3.3

Paper & Forest Products
Other securities		195,448,280	0.4

Security	Shares	Value	% of Net Assets

Personal Products
Other securities		$195,830,689	0.4%

Pharmaceuticals
Other securities		337,540,568	0.7

Professional Services
Other securities		300,069,778	0.6

Real Estate Management & Development
Other securities		252,239,262	0.5

Road & Rail
Old Dominion Freight Line Inc.(b)	1,813,106	292,381,474	0.6
Other securities		620,696,195	1.2

		913,077,669	1.8

Semiconductors & Semiconductor Equipment
Other securities		1,295,822,488	2.6

Software
CDK Global Inc	3,577,480	223,807,148	0.4
Fortinet Inc.(a),(b)	3,973,728	366,655,883	0.7
PTC Inc.(a),(b)	2,931,156	311,259,456	0.6
Tyler Technologies Inc.(a),(b)	1,068,320	261,802,499	0.5
Ultimate Software Group Inc. (The)(a),(b)	862,373	277,847,957	0.6
Other securities		819,681,654	1.7

		2,261,054,597	4.5

Specialty Retail
Five Below Inc.(a),(b)	1,539,719	200,255,853	0.4
Other securities		921,785,262	1.8

		1,122,041,115	2.2

Technology Hardware, Storage & Peripherals
Other securities		92,665,636	0.2

Textiles, Apparel & Luxury Goods
Other securities		330,032,489	0.7

Thrifts & Mortgage Finance
Other securities		261,987,341	0.5

Trading Companies & Distributors
Other securities		410,166,377	0.8

Water Utilities
Other securities		181,342,578	0.4

Wireless Telecommunication Services
Other securities		77,425,909	0.2

Total Common Stocks (Cost: $42,427,886,593)		50,208,754,090	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	3,146,519,089	3,147,463,045	6.3

S C H E D U L E O F I N V E S T M E N T S	17

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	263,038,413	$263,038,413	0.5%

		3,410,501,458	6.8

Total Short-Term Investments (Cost: $3,409,786,402)		3,410,501,458	6.8

Total Investments In Securities (Cost: $45,837,672,995)		53,619,255,548	106.6

Other Assets, Less Liabilities		(3,317,779,710)	(6.6)

Net Assets		$50,301,475,838	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,442,061,800	704,457,289	3,146,519,089	$3,147,463,045	$6,977,287	(b)	$(13,364)	$812,262
BlackRock Cash Funds: Treasury, SL Agency Shares	55,072,486	207,965,927	263,038,413	263,038,413	595,177		—	—

				$3,410,501,458	$7,572,464		$(13,364)	$812,262

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P MidCap 400 E-Mini	386	12/21/18	$78,173	$(581,242)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$581,242

(a)

Represents cumulative depreciation of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$3,662,540

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,666,650

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$76,689,227

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$50,208,754,090	$—	$—	$50,208,754,090
Money Market Funds	3,410,501,458	—	—	3,410,501,458

	$53,619,255,548	$—	$—	$53,619,255,548

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(581,242)	$—	$—	$(581,242)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.4%
AAR Corp.(a)	1,807,031	$86,538,715
Aerojet Rocketdyne Holdings Inc.(a)(b)(c)	3,861,651	131,257,517
Aerovironment Inc.(b)(c)	1,180,206	132,383,707
Axon Enterprise Inc.(a)(b)(c)	3,230,996	221,097,056
Cubic Corp.(a)(c)	1,395,535	101,943,832
Engility Holdings Inc.(b)(c)	996,303	35,856,945
Mercury Systems Inc.(a)(b)(c)	2,697,534	149,227,581
Moog Inc., Class A(a)	1,800,980	154,830,251
National Presto Industries Inc.	286,345	37,124,629
Triumph Group Inc.(a)(c)	2,751,464	64,109,111

		1,114,369,344

Air Freight & Logistics — 0.7%
Atlas Air Worldwide Holdings Inc.(a)(b)(c)	1,433,855	91,408,256
Echo Global Logistics Inc.(a)(b)(c)	1,610,560	49,846,832
Forward Air Corp.(a)	1,628,425	116,758,073
Hub Group Inc., Class A(a)(b)	1,890,764	86,218,838

		344,231,999

Airlines — 0.8%
Allegiant Travel Co.	714,584	90,609,251
Hawaiian Holdings Inc.(a)	2,816,850	112,955,685
SkyWest Inc.(a)	2,875,785	169,383,737

		372,948,673

Auto Components — 1.9%
American Axle & Manufacturing Holdings Inc.(a)(b)(c)	6,227,777	108,612,431
Cooper Tire & Rubber Co.(a)	2,788,032	78,901,306
Cooper-Standard Holdings Inc.(a)(b)(c)	921,199	110,525,456
Dorman Products Inc.(b)(c)	1,623,006	124,841,622
Fox Factory Holding Corp.(a)(b)(c)	2,101,024	147,176,731
Gentherm Inc.(a)(b)(c)	2,024,570	92,016,707
LCI Industries(a)	1,408,918	116,658,410
Motorcar Parts of America Inc.(a)(b)(c)	1,049,627	24,613,753
Standard Motor Products Inc.	1,114,755	54,868,241
Superior Industries International Inc.(a)	1,277,209	21,776,413

		879,991,070

Automobiles — 0.1%
Winnebago Industries Inc.(a)(c)	1,617,279	53,612,799

Banks — 8.6%
Ameris Bancorp	2,234,760	102,128,532
Banc of California Inc.	2,382,893	45,036,678
Banner Corp.(a)	1,756,271	109,187,368
Berkshire Hills Bancorp. Inc.	2,244,783	91,362,668
Boston Private Financial Holdings Inc.(a)	4,638,890	63,320,848
Brookline Bancorp. Inc.(a)	4,484,016	74,883,067
Central Pacific Financial Corp.	1,273,502	33,658,658
City Holding Co.(a)	851,851	65,422,157
Columbia Banking System Inc.(a)	4,080,864	158,215,097
Community Bank System Inc.(a)	2,845,691	173,786,349
Customers Bancorp. Inc.(a)(b)(c)	1,642,696	38,652,637
CVB Financial Corp.	5,685,415	126,898,463
Fidelity Southern Corp.	1,235,827	30,623,793
First BanCorp./Puerto Rico(a)(b)	12,106,376	110,168,022
First Commonwealth Financial Corp.(a)	5,526,625	89,199,727
First Financial Bancorp.(a)	5,424,172	161,097,908
First Financial Bankshares Inc.(a)	3,754,678	221,901,470
First Midwest Bancorp. Inc.(a)	5,715,458	151,974,028
Franklin Financial Network Inc.(b)(c)	665,573	26,023,904
Glacier Bancorp. Inc.(a)	4,631,522	199,572,283

Security	Shares	Value

Banks (continued)
Great Western Bancorp. Inc.(a)	3,272,886	$138,083,060
Green Bancorp. Inc.	1,454,593	32,146,505
Hanmi Financial Corp.(a)	1,785,220	44,451,978
Heritage Financial Corp./WA(a)	1,843,764	64,808,305
Hope Bancorp Inc.(a)	6,846,584	110,709,263
Independent Bank Corp./Rockland MA(a)	1,527,946	126,208,340
LegacyTexas Financial Group Inc.(a)	2,496,056	106,331,986
National Bank Holdings Corp., Class A	1,443,386	54,343,483
NBT Bancorp. Inc.(a)	2,439,320	93,621,102
OFG Bancorp.(a)	2,417,439	39,041,640
Old National Bancorp./IN(a)	8,454,899	163,179,551
Opus Bank	1,230,981	33,728,879
Pacific Premier Bancorp. Inc.(b)(c)	2,516,108	93,599,218
Preferred Bank/Los Angeles CA(a)	767,927	44,923,729
S&T Bancorp. Inc.(a)	1,949,412	84,526,504
Seacoast Banking Corp. of Florida(a)(b)(c)	2,627,318	76,717,686
ServisFirst Bancshares Inc.	2,536,514	99,304,523
Simmons First National Corp., Class A(a)	5,121,353	150,823,846
Southside Bancshares Inc.(a)(c)	1,842,937	64,134,208
Tompkins Financial Corp.	694,286	56,369,080
Triumph Bancorp. Inc.(a)(b)(c)	1,362,259	52,038,294
United Community Banks Inc./GA(a)	3,960,840	110,467,828
Westamerica Bancorp.(a)	1,489,945	89,635,091

		4,002,307,756

Beverages — 0.2%
Coca-Cola Bottling Co. Consolidated(c)	260,979	47,571,252
MGP Ingredients Inc.(c)	697,022	55,050,798

		102,622,050

Biotechnology — 3.1%
Acorda Therapeutics Inc.(b)(c)	1,600,237	31,444,657
AMAG Pharmaceuticals Inc.(b)(c)	1,638,403	32,768,060
Cytokinetics Inc.(a)(b)(c)	3,119,732	30,729,360
Eagle Pharmaceuticals Inc./DE(b)(c)	631,940	43,812,400
Emergent BioSolutions Inc.(b)(c)	2,451,230	161,364,471
Enanta Pharmaceuticals Inc.(b)(c)	871,192	74,452,068
Ligand Pharmaceuticals Inc.(a)(b)(c)	1,171,356	321,525,508
MiMedx Group Inc.(b)(c)	4,696,755	29,025,946
Momenta Pharmaceuticals Inc.(a)(b)(c)	4,336,550	114,051,265
Myriad Genetics Inc.(a)(b)(c)	3,938,941	181,191,286
Progenics Pharmaceuticals Inc.(a)(b)(c)	4,812,976	30,177,360
REGENXBIO Inc.(b)(c)	1,625,134	122,697,617
Repligen Corp.(b)(c)	2,179,536	120,877,067
Spectrum Pharmaceuticals Inc.(a)(b)(c)	5,530,145	92,906,436
Vanda Pharmaceuticals Inc.(a)(b)	2,892,273	66,377,665

		1,453,401,166

Building Products — 2.3%
AAON Inc.(c)	2,254,036	85,202,560
American Woodmark Corp.(b)	869,658	68,224,670
Apogee Enterprises Inc.(a)	1,583,705	65,438,691
Gibraltar Industries Inc.(a)(b)(c)	1,770,367	80,728,735
Griffon Corp.	1,855,695	29,969,474
Insteel Industries Inc.(a)(c)	1,031,738	37,018,759
Patrick Industries Inc.(a)(b)(c)	1,293,154	76,554,717
PGT Innovations Inc.(a)(b)	3,196,099	69,035,738
Quanex Building Products Corp.(a)	1,951,136	35,510,675
Simpson Manufacturing Co. Inc.	2,308,397	167,266,447
Trex Co. Inc.(a)(b)(c)	3,253,316	250,440,266
Universal Forest Products Inc.(a)	3,428,373	121,124,418

		1,086,515,150

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Capital Markets — 1.1%
Blucora Inc.(a)(b)(c)	2,642,671	$106,367,508
Donnelley Financial Solutions Inc.(a)(b)(c)	1,886,498	33,806,044
Greenhill & Co. Inc.(c)	1,099,147	28,962,523
INTL. FCStone Inc.(b)(c)	880,753	42,557,985
Investment Technology Group Inc.(a)	1,827,568	39,585,123
Piper Jaffray Companies(a)	848,500	64,782,975
Virtus Investment Partners Inc.(a)	402,778	45,815,997
Waddell & Reed Financial Inc., Class A(a)	4,429,792	93,822,995
WisdomTree Investments Inc.	6,449,711	54,693,549

		510,394,699

Chemicals — 2.9%
A Schulman Inc.(a)(d)	1,640,554	3,133,458
AdvanSix Inc.(a)(b)	1,692,509	57,460,681
American Vanguard Corp.(a)	1,529,694	27,534,492
Balchem Corp.(a)	1,789,896	200,629,443
Flotek Industries Inc.(a)(b)(c)	3,009,711	7,223,306
FutureFuel Corp.	1,422,713	26,377,099
Hawkins Inc.	534,970	22,174,506
HB Fuller Co.(a)	2,809,856	145,185,260
Ingevity Corp.(a)(b)(c)	2,332,635	237,648,854
Innophos Holdings Inc.(a)	1,087,948	48,304,891
Innospec Inc.(a)	1,361,213	104,473,098
Koppers Holdings Inc.(a)(b)	1,175,009	36,601,530
Kraton Corp.(a)(b)(c)	1,776,291	83,752,121
LSB Industries Inc.(b)(c)	1,127,391	11,025,884
Quaker Chemical Corp.(a)	739,048	149,442,896
Rayonier Advanced Materials Inc.(a)	2,885,831	53,185,865
Stepan Co.	1,122,334	97,654,281
Tredegar Corp.	1,418,132	30,702,558

		1,342,510,223

Commercial Services & Supplies — 2.5%
ABM Industries Inc.(a)	3,670,199	118,363,918
Brady Corp., Class A, NVS	2,669,597	116,794,869
Essendant Inc.(a)	1,894,717	24,290,272
Interface Inc.(a)	3,317,684	77,467,921
LSC Communications Inc.(a)	1,815,008	20,073,988
Matthews International Corp., Class A(a)	1,790,740	89,805,611
Mobile Mini Inc.(a)	2,485,238	108,977,686
Multi-Color Corp.(c)	783,113	48,748,784
RR Donnelley & Sons Co.	2,935,102	15,849,551
Team Inc.(a)(b)(c)	1,665,819	37,480,928
Tetra Tech Inc.(a)	3,070,205	209,695,002
U.S. Ecology Inc.(a)	1,219,789	89,959,439
UniFirst Corp./MA(a)(c)	854,623	148,405,284
Viad Corp.(a)	1,138,341	67,446,704

		1,173,359,957

Communications Equipment — 1.5%
ADTRAN Inc.(a)	2,683,167	47,357,898
Applied Optoelectronics Inc.(a)(b)(c)	1,068,642	26,352,712
CalAmp Corp.(a)(b)(c)	1,976,043	47,345,990
Comtech Telecommunications Corp.(a)	1,309,664	47,501,513
Digi International Inc.(a)(b)	1,508,882	20,294,463
Extreme Networks Inc.(b)(c)	5,564,367	30,492,731
Finisar Corp.(a)(b)(c)	6,537,391	124,537,299
Harmonic Inc.(a)(b)(c)	4,971,204	27,341,622
NETGEAR Inc.(a)(b)(c)	1,769,674	111,224,011
Oclaro Inc.(a)(b)(c)	9,481,130	84,761,302
Viavi Solutions Inc.(a)(b)	12,587,983	142,747,727

		709,957,268

Security	Shares	Value

Construction & Engineering — 0.4%
Aegion Corp.(a)(b)	1,819,017	$46,166,651
Comfort Systems USA Inc.(a)(c)	2,058,609	116,105,548
MYR Group Inc.(a)(b)(c)	912,119	29,771,564
Orion Group Holdings Inc.(a)(b)(c)	1,719,693	12,983,682

		205,027,445

Construction Materials — 0.1%
U.S. Concrete Inc.(a)(b)(c)	886,464	40,644,374

Consumer Finance — 1.5%
Encore Capital Group Inc.(b)(c)	1,416,472	50,780,521
Enova International Inc.(a)(b)(c)	1,895,031	54,576,893
EZCORP Inc., Class A, NVS(b)(c)	2,857,292	30,573,025
FirstCash Inc.(a)	2,461,023	201,803,886
Green Dot Corp., Class A(b)	2,613,609	232,140,751
PRA Group Inc.(a)(b)(c)	2,517,571	90,632,556
World Acceptance Corp.(b)	350,817	40,119,432

		700,627,064

Containers & Packaging —0.1%
Myers Industries Inc.(a)	1,969,975	45,801,919

Distributors — 0.2%
Core-Mark Holding Co. Inc.(a)	2,551,036	86,633,183

Diversified Consumer Services — 0.6%
American Public Education Inc.(a)(b)(c)	899,985	29,744,504
Career Education Corp.(a)(b)	3,907,468	58,338,497
Regis Corp.(b)(c)	1,853,451	37,866,004
Strategic Education Inc.(a)(c)	1,192,075	163,350,038

		289,299,043

Diversified Telecommunication Services — 1.3%
ATN International Inc.	600,095	44,335,019
Cincinnati Bell Inc.(a)(b)(c)	2,783,036	44,389,424
Cogent Communications Holdings Inc.(a)	2,325,377	129,756,037
Consolidated Communications Holdings Inc.(a)	3,978,040	51,873,642
Frontier Communications Corp.(a)(c)	6,015,112	39,038,077
Iridium Communications Inc.(b)(c)	5,349,333	120,359,992
Vonage Holdings Corp.(b)(c)	11,369,227	160,988,254

		590,740,445

Electric Utilities — 0.3%
El Paso Electric Co.(a)	2,257,727	129,141,984

Electrical Equipment — 0.4%
AZZ Inc.(a)	1,444,089	72,926,494
Encore Wire Corp.(a)	1,149,645	57,597,215
Powell Industries Inc.	471,538	17,097,968
Vicor Corp.(b)(c)	903,003	41,538,138

		189,159,815

Electronic Equipment, Instruments & Components — 4.1%
Anixter International Inc.(b)(c)	1,598,367	112,365,200
Badger Meter Inc.(a)	1,621,812	85,874,945
Bel Fuse Inc., Class B, NVS	540,715	14,328,948
Benchmark Electronics Inc.(a)	2,589,047	60,583,700
Control4 Corp.(a)(b)(c)	1,474,812	50,630,296
CTS Corp.(a)(c)	1,855,307	63,637,030
Daktronics Inc.(a)	2,300,449	18,035,520
Electro Scientific Industries Inc.(a)(b)	1,912,074	33,365,691
ePlus Inc.(a)(b)(c)	761,280	70,570,656
Fabrinet(a)(b)(c)	2,043,557	94,534,947
FARO Technologies Inc.(a)(b)(c)	942,062	60,621,690
II-VI Inc.(a)(b)(c)	3,263,733	154,374,571

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Insight Enterprises Inc.(a)(b)(c)	1,977,280	$106,951,075
Itron Inc.(b)(c)	1,854,712	119,072,510
KEMET Corp.(a)(b)(c)	3,229,126	59,900,287
Knowles Corp.(a)(b)(c)	5,005,491	83,191,260
Methode Electronics Inc.(a)	2,060,864	74,603,277
MTS Systems Corp.(a)	986,022	53,984,705
OSI Systems Inc.(a)(b)(c)	936,626	71,473,930
Park Electrochemical Corp.(a)	1,113,585	21,703,772
Plexus Corp.(a)(b)(c)	1,791,654	104,829,676
Rogers Corp.(a)(b)(c)	1,020,995	150,412,983
Sanmina Corp.(a)(b)(c)	3,783,228	104,417,093
ScanSource Inc.(a)(b)(c)	1,418,665	56,604,733
TTM Technologies Inc.(b)(c)	5,125,333	81,544,048

		1,907,612,543

Energy Equipment & Services — 2.1%
Archrock Inc.(a)	7,204,387	87,893,521
Bristow Group Inc.(a)(b)	2,065,450	25,053,909
C&J Energy Services Inc.(a)(b)(c)	3,532,679	73,479,723
CARBO Ceramics Inc.(b)(c)	1,185,285	8,593,316
Era Group Inc.(a)(b)(c)	1,230,295	15,194,143
Exterran Corp.(b)(c)	1,769,451	46,943,535
Geospace Technologies Corp.(a)(b)(c)	822,360	11,266,332
Gulf Island Fabrication Inc.(a)	789,243	7,852,968
Helix Energy Solutions Group Inc.(a)(b)(c)	7,790,645	76,971,573
KLX Energy Services Holdings Inc.(a)(b)	1,158,735	37,091,107
Matrix Service Co.(a)(b)	1,484,193	36,585,358
Newpark Resources Inc.(a)(b)(c)	5,084,397	52,623,509
Noble Corp. PLC(a)(b)(c)	13,818,337	97,142,909
Oil States International Inc.(a)(b)(c)	3,343,466	111,003,071
Pioneer Energy Services Corp.(a)(b)(c)	4,242,697	12,515,956
ProPetro Holding Corp.(b)(c)	4,096,904	67,557,947
SEACOR Holdings Inc.(a)(b)(c)	945,394	46,711,918
TETRA Technologies Inc.(a)(b)(c)	6,893,618	31,090,217
U.S. Silica Holdings Inc.(c)	3,346,338	63,011,545
Unit Corp.(a)(b)(c)	3,012,669	78,510,154

		987,092,711

Entertainment — 0.1%
Marcus Corp. (The)(a)	1,080,267	45,425,227

Equity Real Estate Investment Trusts (REITs) — 5.4%
Acadia Realty Trust(a)(c)	4,524,907	126,833,143
Agree Realty Corp.(a)(c)	1,739,649	92,410,155
American Assets Trust Inc.(c)	2,100,589	78,330,964
Armada Hoffler Properties Inc.(a)(c)	2,689,549	40,639,085
CareTrust REIT Inc.(a)	4,429,150	78,440,246
CBL & Associates Properties Inc.(a)(c)	9,476,129	37,809,755
Cedar Realty Trust Inc.(a)	5,112,227	23,822,978
Chatham Lodging Trust(a)(c)	2,561,062	53,500,585
Chesapeake Lodging Trust(a)(c)	3,356,526	107,643,789
Community Healthcare Trust Inc.(a)(c)	959,348	29,720,601
DiamondRock Hospitality Co.(a)(c)	11,423,570	133,313,062
Easterly Government Properties Inc.(a)(c)	3,383,050	65,529,678
EastGroup Properties Inc.(a)(c)	1,974,088	188,762,295
Four Corners Property Trust Inc.(a)(c)	3,673,728	94,378,072
Franklin Street Properties Corp.(a)(c)	5,989,828	47,858,726
Getty Realty Corp.(c)	1,855,623	52,996,593
Global Net Lease Inc.(a)(c)	3,971,861	82,813,302
Government Properties Income Trust(c)	4,665,851	52,677,458
Hersha Hospitality Trust(a)(c)	2,010,336	45,574,317
Independence Realty Trust Inc.(a)(c)	4,894,481	51,538,885

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) ( continued)
iStar Inc.(a)	3,731,474	$41,680,565
Kite Realty Group Trust(a)(c)	4,642,313	77,294,511
Lexington Realty Trust(c)	11,964,146	99,302,412
LTC Properties Inc.(a)(c)	2,213,486	97,636,867
National Storage Affiliates Trust(a)(c)	3,124,323	79,482,777
Pennsylvania REIT(a)(c)	3,658,923	34,613,412
PS Business Parks Inc.(c)	1,107,770	140,786,489
Ramco-Gershenson Properties Trust(a)(c)	4,389,127	59,692,127
Retail Opportunity Investments Corp.(a)(c)	6,261,243	116,897,407
Saul Centers Inc.(c)	654,362	36,644,272
Summit Hotel Properties Inc.(a)(c)	5,849,796	79,147,740
Universal Health Realty Income Trust(a)(c)	710,443	52,864,064
Urstadt Biddle Properties Inc., Class A(a)	1,669,719	35,548,317
Washington Prime Group Inc.(a)(c)	10,412,226	76,009,250
Whitestone REIT(a)(c)	2,205,284	30,609,342

		2,542,803,241

Food &Staples Retailing — 0.3%
Andersons Inc. (The)(a)	1,475,819	55,564,586
SpartanNash Co.(a)	1,982,672	39,772,400
SUPERVALU Inc.(a)(b)(c)	2,156,405	69,479,369

		164,816,355

Food Products — 1.4%
B&G Foods Inc.(a)(c)	3,660,489	100,480,423
Calavo Growers Inc.(c)	873,547	84,384,640
Cal-Maine Foods Inc.(c)	1,697,943	82,010,647
Darling Ingredients Inc.(a)(b)(c)	9,140,546	176,595,349
Dean Foods Co.(a)	5,069,971	35,996,794
J&J Snack Foods Corp.	830,743	125,350,811
John B Sanfilippo & Son Inc.(a)	475,185	33,918,706
Seneca Foods Corp., Class A(a)(b)(c)	404,943	13,646,579

		652,383,949

Gas Utilities — 1.0%
Northwest Natural Holding Co.(a)	1,578,828	105,623,593
South Jersey Industries Inc.(a)	4,747,231	167,434,837
Spire Inc.(a)	2,812,367	206,849,593

		479,908,023

Health Care Equipment & Supplies — 2.9%
AngioDynamics Inc.(a)(b)(c)	2,089,923	45,434,926
Anika Therapeutics Inc.(a)(b)(c)	817,002	34,461,144
CONMED Corp.(a)	1,436,043	113,763,326
CryoLife Inc.(a)(b)	1,900,455	66,896,016
Cutera Inc.(a)(b)(c)	792,147	25,784,385
Heska Corp.(a)(b)(c)	381,921	43,275,469
Integer Holdings Corp.(a)(b)(c)	1,649,617	136,835,730
Invacare Corp.(a)(c)	1,825,789	26,565,230
Lantheus Holdings Inc.(a)(b)(c)	2,183,139	32,637,928
LeMaitre Vascular Inc.(c)	895,982	34,710,343
Meridian Bioscience Inc.(a)	2,331,267	34,735,878
Merit Medical Systems Inc.(a)(b)(c)	3,037,871	186,677,173
Natus Medical Inc.(a)(b)(c)	1,864,608	66,473,275
Neogen Corp.(a)(b)(c)	2,875,969	205,718,063
OraSure Technologies Inc.(a)(b)(c)	3,394,219	52,440,684
Orthofix Medical Inc.(a)(b)(c)	1,042,600	60,272,706
Surmodics Inc.(a)(b)	745,898	55,681,286
Tactile Systems Technology Inc.(a)(b)(c)	935,029	66,433,810
Varex Imaging Corp.(a)(b)(c)	2,130,071	61,047,835

		1,349,845,207

Health Care Providers & Services — 2.9%
Aceto Corp.(a)	2,054,270	4,642,650

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Amedisys Inc.(a)(b)(c)	1,609,749	$201,154,235
AMN Healthcare Services Inc.(a)(b)(c)	2,637,490	144,270,703
BioTelemetry Inc.(a)(b)(c)	1,817,169	117,116,542
Community Health Systems Inc.(b)(c)	5,485,537	18,979,958
CorVel Corp.(b)(c)	511,331	30,807,693
Cross Country Healthcare Inc.(a)(b)(c)	2,013,930	17,581,609
Diplomat Pharmacy Inc.(b)(c)	3,184,356	61,808,350
Ensign Group Inc. (The)(a)(c)	2,725,300	103,343,376
LHC Group Inc.(a)(b)(c)	1,623,399	167,193,863
Magellan Health Inc.(a)(b)(c)	1,349,617	97,239,905
Owens & Minor Inc.(a)	3,476,109	57,425,321
Providence Service Corp. (The)(b)(c)	621,898	41,841,297
Quorum Health Corp.(b)(c)	1,384,130	8,111,002
Select Medical Holdings Corp.(b)	6,026,524	110,888,042
Tivity Health Inc.(a)(b)(c)	2,221,710	71,427,976
U.S. Physical Therapy Inc.(a)(c)	710,642	84,282,141

		1,338,114,663

Health Care Technology — 1.1%
Computer Programs & Systems Inc.(c)	695,506	18,674,336
HealthStream Inc.	1,427,343	44,261,907
HMS Holdings Corp.(a)(b)(c)	4,620,798	151,608,382
NextGen Healthcare Inc.(b)(c)	2,633,467	52,880,017
Omnicell Inc.(a)(b)(c)	2,173,312	156,261,133
Tabula Rasa HealthCare Inc.(b)(c)	933,482	75,789,404

		499,475,179

Hotels, Restaurants & Leisure — 2.1%
Belmond Ltd., Class A(b)(c)	4,974,252	90,780,099
BJ’s Restaurants Inc.(c)	1,029,642	74,340,152
Chuy’s Holdings Inc.(a)(b)(c)	931,784	24,459,330
Dave & Buster’s Entertainment Inc.(a)(c)	2,185,857	144,747,451
Dine Brands Global Inc.(a)	981,943	79,841,785
El Pollo Loco Holdings Inc.(b)(c)	1,204,184	15,112,509
Fiesta Restaurant Group Inc.(b)(c)	1,337,339	35,773,818
Monarch Casino & Resort Inc.(b)(c)	646,105	29,365,472
Penn National Gaming Inc.(b)(c)	3,110,638	102,402,203
Red Robin Gourmet Burgers Inc.(a)(b)(c)	744,878	29,906,852
Ruth’s Hospitality Group Inc.(a)	1,593,170	50,264,514
Shake Shack Inc., Class A(b)(c)	1,427,588	89,952,320
Sonic Corp.(a)	1,896,781	82,206,489
Wingstop Inc.(a)(c)	1,617,971	110,458,880

		959,611,874

Household Durables — 1.9%
Cavco Industries Inc.(a)(b)(c)	472,307	119,493,671
Ethan Allen Interiors Inc.(a)	1,368,937	28,405,443
Installed Building Products Inc.(b)(c)	1,247,346	48,646,494
iRobot Corp.(a)(b)(c)	1,526,231	167,763,311
La-Z-Boy Inc.(a)	2,593,156	81,943,730
LGI Homes Inc.(b)(c)	1,047,215	49,679,880
M/I Homes Inc.(a)(b)	1,585,260	37,935,272
MDC Holdings Inc.	2,505,140	74,102,041
Meritage Homes Corp.(a)(b)	2,134,263	85,157,094
TopBuild Corp.(a)(b)(c)	1,978,237	112,403,426
Universal Electronics Inc.(a)(b)(c)	783,067	30,813,686
William Lyon Homes, Class A(a)(b)(c)	1,878,903	29,855,769

		866,199,817

Household Products — 0.5%
Central Garden & Pet Co.(b)(c)	593,329	21,383,577
Central Garden & Pet Co., Class A, NVS(b)	2,284,404	75,705,149

Security	Shares	Value

Household Products (continued)
WD-40 Co.(a)	771,535	$132,781,173

		229,869,899

Industrial Conglomerates — 0.2%
Raven Industries Inc.(a)	1,992,000	91,134,000

Insurance — 3.2%
Ambac Financial Group Inc.(b)	39,179	800,035
American Equity Investment Life Holding Co.(a)	5,002,576	176,891,087
AMERISAFE Inc.	952,086	58,981,728
eHealth Inc.(b)(c)	927,562	26,212,902
Employers Holdings Inc.(a)	1,774,665	80,392,325
HCI Group Inc.	414,607	18,139,056
Horace Mann Educators Corp.(a)	2,275,668	102,177,493
James River Group Holdings Ltd.(a)	1,638,912	69,850,429
Maiden Holdings Ltd.	3,403,405	9,699,704
Navigators Group Inc. (The)	1,288,587	89,041,362
ProAssurance Corp.(a)	2,953,593	138,671,191
RLI Corp.	2,160,618	169,781,363
Safety Insurance Group Inc.(a)	803,944	72,033,382
Selective Insurance Group Inc.(a)	3,237,137	205,558,200
Stewart Information Services Corp.(a)	1,305,043	58,739,985
Third Point Reinsurance Ltd.(b)(c)	4,371,698	56,832,074
United Fire Group Inc.	843,405	42,819,672
United Insurance Holdings Corp.	1,238,450	27,716,511
Universal Insurance Holdings Inc.(a)	1,779,585	86,398,852

		1,490,737,351

Interactive Media & Services — 0.2%
QuinStreet Inc.(b)(c)	2,012,809	27,313,818
XO Group Inc.(a)(b)(c)	1,394,329	48,076,464

		75,390,282

Internet & Direct Marketing Retail — 1.0%
Liquidity Services Inc.(b)(c)	1,581,947	10,045,364
Nutrisystem Inc.(a)	1,650,908	61,166,141
PetMed Express Inc.(a)	1,137,793	37,558,547
Shutterfly Inc.(a)(b)(c)	1,859,358	122,513,099
Shutterstock Inc.(c)	1,034,323	56,453,349
Stamps.com Inc.(b)(c)	865,917	195,870,425

		483,606,925

IT Services — 2.4%
CACI International Inc., Class A(a)(b)(c)	1,370,721	252,418,272
Cardtronics PLC, Class A(b)(c)	2,077,383	65,728,398
CSG Systems International Inc.(a)	1,865,351	74,875,189
EVERTEC Inc.	3,348,823	80,706,634
ExlService Holdings Inc.(a)(b)(c)	1,913,515	126,674,693
ManTech International Corp./VA, Class A(a)	1,469,373	93,011,311
NIC Inc.(a)	3,715,071	54,983,051
Perficient Inc.(a)(b)(c)	1,931,454	51,473,249
Sykes Enterprises Inc.(a)(b)(c)	2,220,169	67,692,953
Travelport Worldwide Ltd.(a)	7,006,319	118,196,602
TTEC Holdings Inc.	781,527	20,241,549
Unisys Corp.(a)(b)(c)	2,876,269	58,675,888
Virtusa Corp.(a)(b)(c)	1,518,188	81,541,877

		1,146,219,666

Leisure Products — 0.6%
Callaway Golf Co.(a)	4,953,604	120,323,041
Nautilus Inc.(a)(b)(c)	1,655,414	23,093,026
Sturm Ruger & Co. Inc.(a)(c)	953,262	65,822,741
Vista Outdoor Inc.(a)(b)(c)	3,191,990	57,104,701

		266,343,509

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services — 0.4%
Cambrex Corp.(a)(b)(c)	1,838,153	$125,729,665
Luminex Corp.(a)	2,299,353	69,693,390

		195,423,055

Machinery — 5.9%
Actuant Corp., Class A(a)(c)	3,382,955	94,384,445
Alamo Group Inc.	543,369	49,778,034
Albany International Corp., Class A(a)(c)	1,609,110	127,924,245
Astec Industries Inc.(a)	1,285,237	64,788,797
Barnes Group Inc.(a)	2,614,745	185,725,337
Briggs &Stratton Corp.(a)	2,397,735	46,108,444
Chart Industries Inc.(a)(b)(c)	1,717,486	134,530,678
CIRCOR International Inc.(a)(c)	1,114,090	52,919,275
EnPro Industries Inc.(a)	1,171,330	85,425,097
ESCO Technologies Inc.(a)	1,436,474	97,752,056
Federal Signal Corp.(a)	3,340,180	89,450,020
Franklin Electric Co. Inc.	2,151,400	101,653,650
Greenbrier Companies Inc. (The)(a)	1,801,674	108,280,607
Harsco Corp.(a)(b)(c)	4,478,295	127,855,322
Hillenbrand Inc.(a)	3,452,897	180,586,513
John Bean Technologies Corp.(a)(c)	1,754,145	209,269,499
Lindsay Corp.(a)	595,059	59,648,714
Lydall Inc.(a)(b)	956,400	41,220,840
Mueller Industries Inc.(a)	3,214,208	93,147,748
Proto Labs Inc.(a)(b)(c)	1,499,829	242,597,341
SPX Corp.(a)(b)	2,406,941	80,175,205
SPX FLOW Inc.(a)(b)	2,363,704	122,912,608
Standex International Corp.(a)(c)	704,956	73,491,663
Tennant Co.(a)	1,007,067	76,486,739
Titan International Inc.	2,915,522	21,633,173
Wabash National Corp.(a)(c)	3,187,695	58,111,680
Watts Water Technologies Inc., Class A(a)	1,544,830	128,220,890

		2,754,078,620

Marine — 0.2%
Matson Inc.(a)	2,379,379	94,318,583

Media — 0.5%
EW Scripps Co. (The), Class A, NVS	3,232,723	53,339,929
Gannett Co. Inc.(a)	6,333,052	63,393,851
New Media Investment Group Inc.(a)	3,032,493	47,579,815
Scholastic Corp., NVS	1,526,952	71,293,389

		235,606,984

Metals & Mining — 0.8%
AK Steel Holding Corp.(a)(b)(c)	17,506,110	85,779,939
Century Aluminum Co.(b)(c)	2,721,962	32,581,885
Haynes International Inc.(a)	722,784	25,658,832
Kaiser Aluminum Corp.	801,689	87,432,202
Materion Corp.(a)	1,133,507	68,577,174
Olympic Steel Inc.(c)	485,611	10,134,702
SunCoke Energy Inc.(a)(b)	3,591,477	41,732,963
TimkenSteel Corp.(b)	2,158,535	32,097,415

		383,995,112

Mortgage Real Estate Investment — 1.2%
Apollo Commercial Real Estate Finance Inc.(a)(c)	6,216,397	117,303,411
ARMOUR Residential REIT Inc.(a)(c)	2,318,580	52,052,121
Capstead Mortgage Corp.(a)(c)	5,171,754	40,908,574
Granite Point Mortgage Trust Inc.(a)(c)	2,454,474	47,322,259
Invesco Mortgage Capital Inc.(a)(c)	6,176,992	97,720,014
New York Mortgage Trust Inc.(a)(c)	7,858,282	47,778,355
PennyMac Mortgage Investment Trust(a)(c)	3,365,839	68,124,582

Security	Shares	Value

Mortgage Real Estate Investment (continued)
Redwood Trust Inc.(a)(c)	4,601,392	$74,726,606

		545,935,922

Multi-Utilities — 0.4%
Avista Corp.(a)	3,645,992	184,341,355

Multiline Retail — 0.0%
JC Penney Co. Inc.(b)(c)	15,078,487	25,030,288

Oil, Gas & Consumable Fuels — 2.2%
Bonanza Creek Energy Inc.(a)(b)(c)	1,069,604	31,852,807
Carrizo Oil &Gas Inc.(a)(b)(c)	4,732,196	119,251,339
Cloud Peak Energy Inc.(a)(b)(c)	4,205,055	9,671,627
CONSOL Energy Inc.(a)(b)(c)	1,576,224	64,325,701
Denbury Resources Inc.(a)(b)(c)	25,630,132	158,906,818
Green Plains Inc.(a)	2,171,388	37,347,874
HighPoint Resources Corp.(b)(c)	6,300,961	30,748,690
Laredo Petroleum Inc.(b)(c)	8,588,200	70,165,594
Par Pacific Holdings Inc.(b)(c)	1,599,858	32,637,103
PDC Energy Inc.(a)(b)(c)	3,668,292	179,599,576
Penn Virginia Corp.(b)(c)	743,579	59,887,853
Renewable Energy Group Inc.(a)(b)(c)	2,070,796	59,638,925
REX American Resources Corp.(b)(c)	316,034	23,876,369
Ring Energy Inc.(a)(b)(c)	3,231,220	32,021,390
SRC Energy Inc.(a)(b)(c)	13,527,956	120,263,529

		1,030,195,195

Paper & Forest Products — 1.0%
Boise Cascade Co.(a)	2,173,893	79,999,262
Clearwater Paper Corp.(a)(b)(c)	942,757	27,999,883
KapStone Paper and Packaging Corp.(a)	4,939,251	167,490,001
Neenah Inc.(a)	930,269	80,282,215
PH Glatfelter Co.(a)	2,445,316	46,729,989
Schweitzer-Mauduit International Inc.(a)	1,720,081	65,896,303

		468,397,653

Personal Products — 0.6%
Avon Products Inc.(a)(b)	24,457,124	53,805,673
Inter Parfums Inc.(c)	948,458	61,128,118
Medifast Inc.(a)(c)	663,476	146,993,108

		261,926,899

Pharmaceuticals — 1.5%
Amphastar Pharmaceuticals Inc.(b)(c)	1,941,747	37,359,212
ANI Pharmaceuticals Inc.(b)(c)	476,791	26,957,763
Assertio Therapeutics Inc.(a)(b)(c)	3,546,408	20,852,879
Corcept Therapeutics Inc.(a)(b)(c)	5,925,173	83,070,926
Endo International PLC(b)(c)	11,064,698	186,218,867
Innoviva Inc.(b)	3,783,109	57,654,581
Lannett Co. Inc.(b)(c)	7,950	37,763
Medicines Co. (The)(b)(c)	3,632,073	108,635,303
Phibro Animal Health Corp., Class A(a)	1,125,952	48,303,341
Supernus Pharmaceuticals Inc.(a)(b)(c)	2,910,188	146,527,966

		715,618,601

Professional Services — 2.8%
ASGN Inc.(a)(b)(c)	2,905,541	229,334,351
Exponent Inc.(a)	2,891,938	155,007,877
Forrester Research Inc.	576,011	26,438,905
FTI Consulting Inc.(a)(b)(c)	2,119,885	155,154,383
Heidrick & Struggles International Inc.(a)	1,044,223	35,346,949
Insperity Inc.(a)	2,114,813	249,442,193
Kelly Services Inc., Class A, NVS	1,710,062	41,092,790
Korn/Ferry International(a)	3,159,360	155,566,886

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Professional Services (continued)
Navigant Consulting Inc.(a)(c)	2,524,864	$58,223,364
Resources Connection Inc.(a)	1,726,336	28,657,178
TrueBlue Inc.(a)(b)	2,250,231	58,618,518
WageWorks Inc.(a)(b)(c)	2,200,382	94,066,330

		1,286,949,724

Real Estate Management & Development — 0.3%
HFF Inc., Class A(a)	2,176,789	92,469,997
RE/MAX Holdings Inc., Class A(a)	984,698	43,671,356

		136,141,353

Road & Rail — 0.6%
ArcBest Corp.(a)(c)	1,425,050	69,186,177
Heartland Express Inc.(c)	2,657,089	52,424,366
Marten Transport Ltd.(c)	2,153,263	45,326,186
Saia Inc.(a)(b)(c)	1,426,315	109,041,782

		275,978,511

Semiconductors & Semiconductor Equipment — 3.3%
Advanced Energy Industries Inc.(a)(b)(c)	2,172,318	112,200,225
Axcelis Technologies Inc.(a)(b)(c)	1,787,843	35,131,115
Brooks Automation Inc.(a)	3,921,462	137,368,814
Cabot Microelectronics Corp.(a)	1,418,526	146,349,327
CEVA Inc.(a)(b)(c)	1,215,940	34,958,275
Cohu Inc.(a)	1,640,856	41,185,486
Diodes Inc.(b)(c)	2,196,948	73,136,399
DSP Group Inc.(a)(b)(c)	1,164,237	13,854,420
FormFactor Inc.(a)(b)(c)	4,091,437	56,257,259
Ichor Holdings Ltd.(a)(b)(c)	1,394,846	28,482,755
Kopin Corp.(b)(c)	3,825,652	9,258,078
Kulicke & Soffa Industries Inc.(a)(c)	3,787,004	90,282,175
MaxLinear Inc.(a)(b)(c)	3,440,839	68,403,879
Nanometrics Inc.(a)(b)(c)	1,361,343	51,077,589
PDF Solutions Inc.(b)(c)	1,487,721	13,434,121
Photronics Inc.(a)(b)(c)	3,784,478	37,277,108
Power Integrations Inc.(a)(c)	1,640,186	103,659,755
Rambus Inc.(a)(b)(c)	6,012,793	65,599,572
Rudolph Technologies Inc.(a)(b)	1,789,522	43,753,813
Semtech Corp.(a)(b)(c)	3,669,478	204,022,977
SolarEdge Technologies Inc.(a)(b)(c)	2,375,496	89,437,424
Ultra Clean Holdings Inc.(a)(b)(c)	2,199,920	27,608,996
Veeco Instruments Inc.(b)(c)	2,015,380	20,657,645
Xperi Corp.	2,234,263	33,178,806

		1,536,576,013

Software — 2.5%
8x8 Inc.(a)(b)	5,207,260	110,654,275
Agilysys Inc.(b)(c)	1,036,720	16,898,536
Alarm.com Holdings Inc.(b)(c)	1,947,970	111,813,478
Bottomline Technologies de Inc.(b)(c)	2,039,838	148,316,621
Ebix Inc.(c)	1,268,456	100,398,292
LivePerson Inc.(a)(b)(c)	3,191,144	82,810,187
MicroStrategy Inc., Class A(a)(b)(c)	524,489	73,753,643
Monotype Imaging Holdings Inc.(a)	2,336,160	47,190,432
OneSpan Inc.(b)(c)	1,788,809	34,076,811
Progress Software Corp.(a)	2,499,757	88,216,425
Qualys Inc.(b)(c)	1,861,736	165,880,678
SPS Commerce Inc.(a)(b)	973,242	96,584,536
TiVo Corp.	5,949,792	74,074,910

		1,150,668,824

Specialty Retail — 4.0%
Abercrombie & Fitch Co., Class A(a)	3,732,010	78,820,051
Asbury Automotive Group Inc.(a)(b)(c)	1,142,245	78,529,344

Security	Shares	Value

Specialty Retail (continued)
Ascena Retail Group Inc.(b)(c)	9,576,333	$43,763,842
Barnes & Noble Education Inc.(b)(c)	2,004,027	11,543,196
Barnes & Noble Inc.	3,089,159	17,917,122
Big 5 Sporting Goods Corp.(a)(c)	1,093,147	5,575,050
Buckle Inc. (The)(c)	1,562,347	36,012,098
Caleres Inc.(a)(c)	2,397,729	85,982,562
Cato Corp. (The), Class A(a)	1,257,525	26,433,175
Chico’s FAS Inc.(a)	6,983,005	60,542,653
Children’s Place Inc. (The)(a)	915,005	116,937,639
DSW Inc., Class A(a)	3,804,674	128,902,355
Express Inc.(a)(b)(c)	4,164,842	46,063,153
Francesca’s Holdings Corp.(a)(b)(c)	2,180,481	8,089,584
GameStop Corp., Class A(a)	5,662,150	86,461,030
Genesco Inc.(a)(b)(c)	1,118,309	52,672,354
Group 1 Automotive Inc.(a)	1,062,592	68,962,221
Guess? Inc.	3,150,771	71,207,425
Haverty Furniture Companies Inc.	1,065,463	23,546,732
Hibbett Sports Inc.(a)(b)(c)	1,096,397	20,612,264
Kirkland’s Inc.(a)(b)(c)	982,333	9,911,740
Lithia Motors Inc., Class A(a)	1,295,126	105,759,989
Lumber Liquidators Holdings Inc.(a)(b)(c)	1,639,290	25,392,602
MarineMax Inc.(b)(c)	1,290,861	27,430,796
Monro Inc.(a)(c)	1,824,700	126,999,120
Office Depot Inc.(a)	31,048,639	99,666,131
Rent-A-Center Inc./TX(b)(c)	2,530,180	36,383,988
RH(b)(c)	1,083,952	142,008,552
Shoe Carnival Inc.	573,988	22,098,538
Sleep Number Corp.(a)(b)(c)	1,936,037	71,207,441
Sonic Automotive Inc., Class A	1,355,309	26,225,229
Tailored Brands Inc.(a)	2,761,835	69,570,624
Tile Shop Holdings Inc.	2,284,018	16,330,729
Vitamin Shoppe Inc.(b)(c)	946,606	9,466,060
Zumiez Inc.(b)(c)	1,075,313	28,334,498

		1,885,359,887

Technology Hardware, Storage & Peripherals — 0.6%
3D Systems Corp.(a)(b)(c)	6,343,322	119,888,786
Cray Inc.(a)(b)(c)	2,265,335	48,704,702
Diebold Nixdorf Inc.(a)(c)	4,314,800	19,416,600
Electronics For Imaging Inc.(a)(b)(c)	2,465,828	84,035,418

		272,045,506

Textiles, Apparel & Luxury Goods — 1.7%
Crocs Inc.(a)(b)(c)	3,792,920	80,751,267
Fossil Group Inc.(a)(b)(c)	2,550,393	59,373,149
G-III Apparel Group Ltd.(b)(c)	2,332,782	112,416,764
Movado Group Inc.(a)	940,313	39,399,115
Oxford Industries Inc.(a)	940,708	84,851,862
Perry Ellis International Inc.(b)(c)	678,662	18,547,832
Steven Madden Ltd.(a)	2,959,230	156,543,267
Unifi Inc.(b)(c)	837,069	23,714,165
Vera Bradley Inc.(b)(c)	1,265,427	19,310,416
Wolverine World Wide Inc.(a)	5,278,339	206,119,138

		801,026,975

Thrifts & Mortgage Finance — 1.5%
Axos Financial Inc.(b)(c)	3,090,997	106,299,387
Dime Community Bancshares Inc.	1,806,294	32,242,348
HomeStreet Inc.(a)(b)(c)	1,495,611	39,633,692
Meta Financial Group Inc.(c)	507,235	41,922,973
NMI Holdings Inc., Class A(a)(b)(c)	3,652,278	82,724,097
Northfield Bancorp. Inc.(a)	2,596,482	41,335,993

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Thrifts & Mortgage Finance (continued)
Northwest Bancshares Inc.(a)	5,701,812	$98,755,384
Oritani Financial Corp.	2,178,008	33,868,024
Provident Financial Services Inc.(a)	3,411,052	83,741,327
TrustCo Bank Corp. NY(a)	5,351,525	45,487,962
Walker & Dunlop Inc.(a)	1,587,472	83,945,519

		689,956,706

Tobacco — 0.2%
Universal Corp./VA(a)	1,384,757	90,009,205

Trading Companies & Distributors — 0.7%
Applied Industrial Technologies Inc.(a)	2,148,471	168,117,856
DXP Enterprises Inc./TX(a)(b)(c)	876,079	35,104,485
Kaman Corp.(a)	1,562,876	104,368,859
Veritiv Corp.(b)(c)	618,970	22,530,508

		330,121,708

Water Utilities — 0.5%
American States Water Co.(a)	2,036,251	124,496,386
California Water Service Group(a)	2,674,913	114,753,768

		239,250,154

Wireless Telecommunication Services — 0.0%
Spok Holdings Inc.(a)	1,068,690	16,457,826

Total Common Stocks — 99.8% (Cost: $37,839,427,267)		46,605,298,506

Security	Shares	Value

Short-Term Investments

Money Market Funds — 8.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a)(e)(f)	3,728,888,050	$3,730,006,717
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a)(e)	217,419,147	217,419,147

		3,947,425,864

Total Short-Term Investments — 8.5% (Cost: $3,946,565,769)		3,947,425,864

Total Investments in Securities — 108.3% (Cost: $41,785,993,036)		50,552,724,370

Other Assets, Less Liabilities — (8.3)%		(3,880,714,170)

Net Assets — 100.0%		$46,672,010,200

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

3D Systems Corp.	—	6,715,976	(372,654)	6,343,322	$119,888,786	$—	$457,664	$41,280,134
8x8 Inc.	4,437,773	1,018,989	(249,502)	5,207,260	110,654,275	—	1,490,831	10,616,065
A Schulman Inc.	1,437,580	1,900,847	(1,697,873)	1,640,554	3,133,458	—	—	—
AAR Corp.	1,572,796	348,922	(114,687)	1,807,031	86,538,715	251,812	887,741	5,484,986
Abaxis Inc.	1,098,939	182,997	(1,281,936)	—	—	210,611	37,377,977	(23,150,241)
Abercrombie & Fitch Co., Class A	3,296,605	746,452	(311,047)	3,732,010	78,820,051	1,456,886	141,809	(12,789,024)
ABM Industries Inc.	3,178,539	715,123	(223,463)	3,670,199	118,363,918	1,169,438	(932,805)	(2,313,608)
Acadia Realty Trust	4,068,445	895,601	(439,139)	4,524,907	126,833,143	2,398,778	(2,357,443)	17,496,050
Aceto Corp.	1,525,458	596,501	(67,689)	2,054,270	4,642,650	34,421	(663,829)	(7,941,075)
Acorda Therapeutics Inc.(b)	2,278,434	371,801	(1,049,998)	1,600,237	31,444,657	—	(13,281,502)	588,366
Actuant Corp., Class A	2,904,881	665,211	(187,137)	3,382,955	94,384,445	—	267,936	14,163,616
ADTRAN Inc.	2,331,246	567,686	(215,765)	2,683,167	47,357,898	—	(733,944)	6,448,849
Advanced Energy Industries Inc.	1,914,370	424,857	(166,909)	2,172,318	112,200,225	—	90,432	(26,523,563)
AdvanSix Inc.	1,484,673	329,967	(122,131)	1,692,509	57,460,681	—	406,389	(2,406,253)
Aegion Corp.	1,596,803	319,376	(97,162)	1,819,017	46,166,651	—	234,923	3,776,601
Aerojet Rocketdyne Holdings Inc.	3,649,761	784,350	(572,460)	3,861,651	131,257,517	—	6,008,026	18,122,672
Agree Realty Corp.	1,510,181	342,310	(112,842)	1,739,649	92,410,155	1,838,786	861,209	7,003,417
AK Steel Holding Corp.	15,235,563	10,543,006	(8,272,459)	17,506,110	85,779,939	—	(19,421,154)	25,079,832
Albany International Corp., Class A	1,406,598	303,514	(101,002)	1,609,110	127,924,245	529,617	2,109,101	24,462,046
Amedisys Inc.	1,377,136	335,670	(103,057)	1,609,749	201,154,235	—	3,008,270	94,440,138
American Axle & Manufacturing Holdings Inc.	4,826,957	1,712,489	(311,669)	6,227,777	108,612,431	—	(156,180)	10,906,273
American Equity Investment Life Holding Co.	2,858,035	2,371,011	(226,470)	5,002,576	176,891,087	—	2,200,609	13,863,817
American Public Education Inc.	792,011	182,997	(75,023)	899,985	29,744,504	—	13,953	(8,968,945)
American States Water Co.	1,786,431	388,716	(138,896)	2,036,251	124,496,386	1,010,406	2,403,774	13,086,526

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

										Change in
	Shares				Shares				Net	Unrealized
	Held at	Shares		Shares	Held at	Value at			Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	09/30/18	09/30/18	Income		Gain (Loss) (a)	(Depreciation)

American Vanguard Corp.	1,300,914	305,531		(76,751)	1,529,694	$27,534,492	$28,065		$248,671	$(3,840,552)
AMN Healthcare Services Inc.	2,308,397	514,119		(185,026)	2,637,490	144,270,703	—		2,309,286	(8,235,633)
Andersons Inc. (The)	1,292,081	271,988		(88,250)	1,475,819	55,564,586	479,612		(214,487)	6,716,695
AngioDynamics Inc.	1,821,093	401,894		(133,064)	2,089,923	45,434,926	—		275,301	7,890,415
Anika Therapeutics Inc.	715,650	161,810		(60,458)	817,002	34,461,144	—		(441,253)	(4,778,338)
Apogee Enterprises Inc.	1,378,984	313,387		(108,666)	1,583,705	65,438,691	467,188		92,246	(3,643,750)
Apollo Commercial Real Estate Finance Inc.	5,350,480	1,285,203		(419,286)	6,216,397	117,303,411	—		126,603	4,891,435
Applied Industrial Technologies Inc.	1,866,229	423,207		(140,965)	2,148,471	168,117,856	—		3,173,937	8,505,461
Applied Optoelectronics Inc.	949,031	441,313		(321,702)	1,068,642	26,352,712	—		(3,899,177)	3,491,047
ArcBest Corp.	1,251,537	279,858		(106,345)	1,425,050	69,186,177	—		978,888	20,537,325
Archrock Inc.	3,404,083	4,183,906		(383,602)	7,204,387	87,893,521	—		(290,599)	15,394,143
Armada Hoffler Properties Inc.	2,229,367	671,265		(211,083)	2,689,549	40,639,085	—		(7,047)	3,297,024
ARMOUR Residential REIT Inc.	2,030,572	350,639		(62,631)	2,318,580	52,052,121	2,435,406		(160,577)	(1,843,034)
Asbury Automotive Group Inc.	901,776	305,568		(65,099)	1,142,245	78,529,344	—		504,757	7,793
ASGN Inc.	2,380,175	3,056,197		(2,530,831)	2,905,541	229,334,351	—		3,682,936	(12,540,879)
Assertio Therapeutics Inc.(c)	3,077,404	4,856,352		(4,387,348)	3,546,408	20,852,879	—		(10,653,268)	7,128,780
Astec Industries Inc.	930,709	414,509		(59,981)	1,285,237	64,788,797	213,351		160,502	(5,789,563)
Atlas Air Worldwide Holdings Inc.	1,239,361	272,619		(78,125)	1,433,855	91,408,256	—		628,126	2,689,721
Avista Corp.	3,186,303	714,059		(254,370)	3,645,992	184,341,355	—		2,501,590	(5,369,444)
Avon Products Inc.	21,349,737	5,351,980		(2,244,593)	24,457,124	53,805,673	—		(2,014,067)	(11,577,843)
Axcelis Technologies Inc.	1,553,377	386,633		(152,167)	1,787,843	35,131,115	—		(1,102,695)	(7,121,839)
Axon Enterprise Inc.	2,566,381	807,721		(143,106)	3,230,996	221,097,056	—		3,755,705	76,326,003
AZZ Inc.	1,272,242	290,288		(118,441)	1,444,089	72,926,494	455,204		(993,655)	9,873,686
B&G Foods Inc.	2,749,865	1,467,800		(557,176)	3,660,489	100,480,423	—		(7,028,447)	16,059,636
Badger Meter Inc.	1,423,697	291,939		(93,824)	1,621,812	85,874,945	431,386		878,564	8,342,103
Balchem Corp.	1,545,140	350,296		(105,540)	1,789,896	200,629,443	—		4,096,325	46,520,597
Banner Corp.	1,587,926	213,354		(45,009)	1,756,271	109,187,368	—		140,067	10,899,475
Barnes Group Inc.	2,378,991	528,563		(292,809)	2,614,745	185,725,337	828,842		4,555,818	24,997,918
Benchmark Electronics Inc.	2,346,474	523,437		(280,864)	2,589,047	60,583,700	—		(465,114)	(15,841,686)
Big 5 Sporting Goods Corp.	979,461	456,581		(342,895)	1,093,147	5,575,050	—		(2,615,023)	170,684
BioTelemetry Inc.	1,493,486	424,641		(100,958)	1,817,169	117,116,542	—		1,437,810	53,592,136
BlackRock Cash Funds: Institutional, SL Agency Shares	3,270,786,552	458,101,498	(d)	—	3,728,888,050	3,730,006,717	15,938,295	(e)	2,707	1,057,620
BlackRock Cash Funds: Treasury, SL Agency Shares	45,183,092	172,236,055	(d)	—	217,419,147	217,419,147	789,544		—	—
Blucora Inc.	2,279,648	498,671		(135,648)	2,642,671	106,367,508	—		1,626,565	36,012,771
Boise Cascade Co.	1,882,005	420,441		(128,553)	2,173,893	79,999,262	—		679,707	(6,435,118)
Bonanza Creek Energy Inc.	—	1,164,898		(95,294)	1,069,604	31,852,807	—		(614,264)	(7,662,795)
Boston Private Financial Holdings Inc.	4,113,392	582,137		(56,639)	4,638,890	63,320,848	1,050,857		117,775	(7,089,811)
Briggs & Stratton Corp.	2,092,387	474,519		(169,171)	2,397,735	46,108,444	660,111		(460,570)	(3,939,177)
Bristow Group Inc.	1,567,261	675,780		(177,591)	2,065,450	25,053,909	—		(930,063)	(603,378)
Brookline Bancorp. Inc.	3,748,710	858,572		(123,266)	4,484,016	74,883,067	—		952,415	(55,185)
Brooks Automation Inc.	3,414,198	768,004		(260,740)	3,921,462	137,368,814	750,839		2,462,178	26,988,931
C&J Energy Services Inc.	—	3,800,417		(267,738)	3,532,679	73,479,723	—		(1,140,929)	(18,284,112)
Cabot Microelectronics Corp.	1,235,282	279,027		(95,783)	1,418,526	146,349,327	—		1,957,357	(8,795,641)
CACI International Inc., Class A	1,195,446	261,805		(86,530)	1,370,721	252,418,272	—		6,377,144	35,406,134
CalAmp Corp.	1,724,433	436,605		(184,995)	1,976,043	47,345,990	—		334,127	1,938,666
Caleres Inc.	2,088,407	458,896		(149,574)	2,397,729	85,982,562	330,233		583,836	4,378,571
California Water Service Group	2,335,253	484,206		(144,546)	2,674,913	114,753,768	936,104		732,970	13,548,971
Callaway Golf Co.	4,585,670	1,049,002		(681,068)	4,953,604	120,323,041	99,021		6,196,518	32,757,317
Cambrex Corp.	1,592,540	351,413		(105,800)	1,838,153	125,729,665	—		1,468,590	27,634,958
Capella Education Co.	567,872	80,100		(647,972)	—	—	256,414		460,060	(10,576,893)
Capstead Mortgage Corp.	4,512,813	1,081,346		(422,405)	5,171,754	40,908,574	—		(1,111,701)	(2,866,958)
Cardtronics PLC, Class A (b)	2,241,007	489,389		(653,013)	2,077,383	65,728,398	—		(4,754,801)	27,103,542
Career Education Corp.	3,190,691	864,778		(148,001)	3,907,468	58,338,497	—		1,050,567	4,490,345
CareTrust REIT Inc.	3,720,961	779,301		(71,112)	4,429,150	78,440,246	—		(165,241)	16,605,878
Carrizo Oil & Gas Inc.	3,770,671	1,290,120		(328,595)	4,732,196	119,251,339	—		(674,762)	36,957,098

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

Cato Corp. (The), Class A	1,123,621	292,967	(159,063)	1,257,525	$26,433,175	$833,922	$(1,291,697)	$8,487,401
Cavco Industries Inc.	409,864	91,940	(29,497)	472,307	119,493,671	—	1,518,827	33,866,603
CBL & Associates Properties Inc.	8,286,272	3,689,093	(2,499,236)	9,476,129	37,809,755	3,744,293	(12,919,679)	9,995,011
Cedar Realty Trust Inc.	4,048,238	1,325,057	(261,068)	5,112,227	23,822,978	426,994	(155,036)	3,312,544
CEVA Inc.	1,069,010	243,755	(96,825)	1,215,940	34,958,275	—	(516,148)	(8,080,038)
Chart Industries Inc.	1,493,869	329,169	(105,552)	1,717,486	134,530,678	—	2,708,750	28,708,898
Chatham Lodging Trust	2,244,096	497,644	(180,678)	2,561,062	53,500,585	—	(129,308)	4,151,234
Chesapeake Lodging Trust	2,928,162	650,613	(222,249)	3,356,526	107,643,789	2,633,847	656,061	12,199,750
Chico’s FAS Inc.	6,176,440	1,455,601	(649,036)	6,983,005	60,542,653	1,197,557	(773,536)	(2,360,873)
Children’s Place Inc. (The)	845,035	177,742	(107,772)	915,005	116,937,639	1,326,787	857,722	(7,304,889)
Chuy’s Holdings Inc.	833,796	181,299	(83,311)	931,784	24,459,330	—	(17,526)	(256,569)
Cincinnati Bell Inc.	2,054,236	935,165	(206,365)	2,783,036	44,389,424	—	(901,965)	6,063,834
CIRCOR International Inc.	801,033	373,869	(60,812)	1,114,090	52,919,275	—	(498,792)	6,146,223
City Holdings	752,375	150,314	(50,838)	851,851	65,422,157	729,731	824,512	5,477,382
Clearwater Paper Corp.	804,811	186,095	(48,149)	942,757	27,999,883	—	(1,022,817)	(6,412,298)
Cloud Peak Energy Inc.	3,708,624	1,076,521	(580,090)	4,205,055	9,671,627	—	(1,670,355)	(1,122,466)
Cogent Communications Holdings Inc.	1,999,317	456,013	(129,953)	2,325,377	129,756,037	—	1,291,695	25,067,865
Cohu Inc.	1,370,465	344,413	(74,022)	1,640,856	41,185,486	185,126	460,920	3,013,164
Columbia Banking System Inc.	3,547,159	779,513	(245,808)	4,080,864	158,215,097	1,990,338	1,515,759	(14,839,081)
Comfort Systems USA Inc.	1,808,504	357,317	(107,212)	2,058,609	116,105,548	322,659	1,645,454	27,935,947
Community Bank System Inc.	2,467,886	519,763	(141,958)	2,845,691	173,786,349	1,991,963	2,261,092	16,504,812
Community Health Systems Inc.(b)	5,588,124	2,473,394	(2,575,981)	5,485,537	18,979,958	—	(19,198,028)	15,741,884
Community Healthcare Trust Inc.	844,752	186,792	(72,196)	959,348	29,720,601	—	80,480	4,732,232
Comtech Telecommunications Corp.	1,146,054	245,523	(81,913)	1,309,664	47,501,513	243,435	653,557	7,285,707
CONMED Corp.	1,203,889	307,233	(75,079)	1,436,043	113,763,326	541,687	1,566,797	19,087,409
CONSOL Energy Inc.	1,240,108	417,019	(80,903)	1,576,224	64,325,701	—	519,955	13,893,322
Consolidated Communications Holdings Inc.	3,146,633	1,500,420	(669,013)	3,978,040	51,873,642	2,575,031	(8,658,443)	14,670,591
Control4 Corp.	980,980	541,472	(47,640)	1,474,812	50,630,296	—	72,286	13,976,972
Cooper Tire & Rubber Co.	—	2,974,475	(186,443)	2,788,032	78,901,306	295,090	277,528	3,621,636
Cooper-Standard Holdings Inc.	784,469	177,265	(40,535)	921,199	110,525,456	—	634,468	(4,472,770)
Corcept Therapeutics Inc.	4,622,719	1,765,351	(462,897)	5,925,173	83,070,926	—	(3,640,638)	(9,956,407)
Core-Mark Holding Co. Inc.	2,243,544	581,293	(273,801)	2,551,036	86,633,183	473,707	(3,260,935)	34,741,191
Cray Inc.	1,977,179	433,727	(145,571)	2,265,335	48,704,702	—	(22,543)	625,441
Crocs Inc.	3,338,954	742,334	(288,368)	3,792,920	80,751,267	—	1,001,152	17,246,607
Cross Country Healthcare Inc.	1,818,820	412,805	(217,695)	2,013,930	17,581,609	—	(1,004,557)	(4,033,843)
CryoLife Inc.	1,616,290	378,125	(93,960)	1,900,455	66,896,016	—	1,683,795	24,779,655
CSG Systems International Inc.	1,630,763	354,991	(120,403)	1,865,351	74,875,189	755,608	571,544	(9,246,848)
CTS Corp.	1,603,181	345,054	(92,928)	1,855,307	63,637,030	143,576	997,896	10,561,483
Cubic Corp.	1,215,008	266,865	(86,338)	1,395,535	101,943,832	187,530	1,175,774	11,081,881
Customers Bancorp. Inc.	1,422,268	317,842	(97,414)	1,642,696	38,652,637	—	(411,722)	(8,832,065)
Cutera Inc.	670,396	183,036	(61,285)	792,147	25,784,385	—	(401,219)	(12,357,084)
Cytokinetics Inc.	2,487,162	730,568	(97,998)	3,119,732	30,729,360	—	(37,119)	7,541,662
Daktronics Inc.	1,932,639	503,107	(135,297)	2,300,449	18,035,520	296,261	(419,696)	(1,682,303)
Darling Ingredients Inc.	8,001,569	1,789,883	(650,906)	9,140,546	176,595,349	—	1,191,664	15,643,431
Dave & Buster’s Entertainment Inc.	1,981,216	330,403	(125,762)	2,185,857	144,747,451	327,297	443,878	51,865,378
Dean Foods Co.	4,481,488	990,738	(402,255)	5,069,971	35,996,794	874,366	(332,005)	(7,957,878)
Denbury Resources Inc.	19,463,000	7,640,770	(1,473,638)	25,630,132	158,906,818	—	1,855,519	73,516,710
DiamondRock Hospitality Co.	9,752,675	1,882,504	(211,609)	11,423,570	133,313,062	2,757,306	103,427	11,580,488
Diebold Nixdorf Inc.	—	5,146,282	(831,482)	4,314,800	19,416,600	—	(5,886,418)	(30,027,509)
Digi International Inc.	1,352,622	270,886	(114,626)	1,508,882	20,294,463	—	87,844	4,383,581
Dine Brands Global Inc.	875,196	190,479	(83,732)	981,943	79,841,785	1,215,711	333,504	14,649,311
Donnelley Financial Solutions Inc.	1,656,496	331,986	(101,984)	1,886,498	33,806,044	—	(282,951)	1,627,222
DSP Group Inc.	1,122,303	224,383	(182,449)	1,164,237	13,854,420	—	(42,748)	64,628
DSW Inc., Class A	3,493,168	764,346	(452,840)	3,804,674	128,902,355	—	3,340,455	40,548,708
DXP Enterprises Inc./TX	778,237	166,229	(68,387)	876,079	35,104,485	—	(870,488)	1,715,614
Easterly Government Properties Inc.	2,188,253	1,373,990	(179,193)	3,383,050	65,529,678	—	(185,330)	(2,532,357)
EastGroup Properties Inc.	1,687,450	302,249	(15,611)	1,974,088	188,762,295	2,601,957	(101,381)	22,489,127

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

Echo Global Logistics Inc.	1,286,382	368,393	(44,215)	1,610,560	$49,846,832	$—	$308,658	$3,676,597
El Paso Electric Co.	1,977,804	440,723	(160,800)	2,257,727	129,141,984	1,583,667	1,444,356	10,947,987
Electro Scientific Industries Inc.	1,622,430	396,459	(106,815)	1,912,074	33,365,691	—	352,102	(3,901,481)
Electronics For Imaging Inc.	2,211,960	506,157	(252,289)	2,465,828	84,035,418	—	(1,613,598)	17,049,456
Employers Holdings Inc.	1,597,191	201,464	(23,990)	1,774,665	80,392,325	680,918	116,440	8,293,753
Encore Wire Corp.	1,014,178	201,697	(66,230)	1,149,645	57,597,215	42,369	282,327	(6,994,350)
Enova International Inc.	1,654,786	376,651	(136,406)	1,895,031	54,576,893	—	1,155,445	8,996,866
EnPro Industries Inc.	1,051,527	227,455	(107,652)	1,171,330	85,425,097	—	113,082	(4,871,240)
Ensign Group Inc. (The)	2,342,617	520,229	(137,546)	2,725,300	103,343,376	—	1,709,599	26,671,283
ePlus Inc.	676,894	150,480	(66,094)	761,280	70,570,656	—	1,474,602	8,789,821
Era Group Inc.	986,493	273,085	(29,283)	1,230,295	15,194,143	—	102,762	2,840,654
ESCO Technologies Inc.	1,257,839	255,502	(76,867)	1,436,474	97,752,056	210,044	856,237	12,496,042
Essendant Inc.	1,892,647	663,127	(661,057)	1,894,717	24,290,272	501,540	(14,991,462)	22,983,999
Ethan Allen Interiors Inc.	1,235,331	267,735	(134,129)	1,368,937	28,405,443	490,717	(982,662)	(2,129,877)
ExlService Holdings Inc.	1,662,386	351,271	(100,142)	1,913,515	126,674,693	—	1,581,172	17,615,303
Exponent Inc.	1,246,084	1,782,440	(136,586)	2,891,938	155,007,877	—	4,038,342	33,610,142
Express Inc.	3,783,400	976,116	(594,674)	4,164,842	46,063,153	—	(814,656)	16,451,512
Fabrinet	1,809,316	403,590	(169,349)	2,043,557	94,534,947	—	535,547	28,575,260
FARO Technologies Inc.	811,356	180,501	(49,795)	942,062	60,621,690	—	480,761	5,032,215
Federal Signal Corp.	2,909,919	645,522	(215,261)	3,340,180	89,450,020	507,606	2,053,510	13,076,121
Fiesta Restaurant Group Inc.(b)	1,329,144	282,421	(274,226)	1,337,339	35,773,818	—	118,796	11,029,130
Financial Engines Inc.	3,066,564	439,457	(3,506,021)	—	—	270,593	29,806,155	1,773,339
Finisar Corp.	5,541,131	1,296,931	(300,671)	6,537,391	124,537,299	—	177,816	19,394,087
First BanCorp./Puerto Rico	8,865,381	3,770,884	(529,889)	12,106,376	110,168,022	—	603,836	28,002,862
First Commonwealth Financial Corp.	4,757,433	936,460	(167,268)	5,526,625	89,199,727	924,877	956,599	8,795,373
First Financial Bancorp.	4,719,170	1,048,245	(343,243)	5,424,172	161,097,908	2,031,018	1,666,719	(1,175,618)
First Financial Bankshares Inc.	3,281,599	696,757	(223,678)	3,754,678	221,901,470	—	4,726,910	39,860,365
First Midwest Bancorp. Inc.	5,006,048	1,059,438	(350,028)	5,715,458	151,974,028	1,233,119	1,570,874	8,891,299
FirstCash Inc.	2,259,710	496,284	(294,971)	2,461,023	201,803,886	—	1,609,974	(1,354,863)
Flotek Industries Inc.	2,724,462	1,907,109	(1,621,860)	3,009,711	7,223,306	—	(18,196,287)	7,735,261
FormFactor Inc.	3,489,464	835,271	(233,298)	4,091,437	56,257,259	—	(132,824)	484,475
Forward Air Corp.	1,423,278	336,830	(131,683)	1,628,425	116,758,073	469,544	1,932,427	27,758,470
Fossil Group Inc.	2,111,266	517,029	(77,902)	2,550,393	59,373,149	—	1,081,966	21,353,119
Four Corners Property Trust Inc.	2,988,599	759,452	(74,323)	3,673,728	94,378,072	—	7,875	8,519,597
Fox Factory Holding Corp.	1,827,738	421,631	(148,345)	2,101,024	147,176,731	—	2,270,920	68,042,297
Francesca’s Holdings Corp.	1,820,787	900,747	(541,053)	2,180,481	8,089,584	—	(6,072,836)	4,040,295
Franklin Street Properties Corp.	5,257,146	1,108,442	(375,760)	5,989,828	47,858,726	—	(1,193,624)	(1,046,931)
Frontier Communications Corp.	3,849,539	2,772,044	(606,471)	6,015,112	39,038,077	—	(2,043,683)	(2,522,623)
FTI Consulting Inc.	1,816,953	398,546	(95,614)	2,119,885	155,154,383	—	2,023,945	45,785,935
GameStop Corp., Class A	—	6,028,783	(366,633)	5,662,150	86,461,030	—	125,783	8,132,239
Gannett Co. Inc.	5,497,046	1,200,543	(364,537)	6,333,052	63,393,851	—	(601,309)	500,428
Genesco Inc.	960,850	223,141	(65,682)	1,118,309	52,672,354	—	(478,173)	7,382,358
Gentherm Inc.	1,791,535	386,976	(153,941)	2,024,570	92,016,707	—	(137,409)	22,370,124
Geospace Technologies Corp.	665,580	176,491	(19,711)	822,360	11,266,332	—	72,222	2,622,795
Gibraltar Industries Inc.	1,536,945	353,655	(120,233)	1,770,367	80,728,735	—	912,899	18,595,264
Glacier Bancorp. Inc.	3,854,860	960,987	(184,325)	4,631,522	199,572,283	—	1,935,853	17,291,081
Global Net Lease Inc.	3,279,335	923,802	(231,276)	3,971,861	82,813,302	3,806,316	306,754	13,303,948
Granite Point Mortgage Trust Inc.	—	2,522,550	(68,076)	2,454,474	47,322,259	—	26,422	655,271
Great Western Bancorp. Inc.	2,859,956	625,402	(212,472)	3,272,886	138,083,060	1,544,501	1,077,856	4,237,167
Green Plains Inc.	1,888,806	512,719	(230,137)	2,171,388	37,347,874	486,994	(1,942,293)	2,172,734
Greenbrier Companies Inc. (The)	1,398,030	501,132	(97,488)	1,801,674	108,280,607	731,663	659,793	14,632,278
Group 1 Automotive Inc.	959,231	219,611	(116,250)	1,062,592	68,962,221	549,211	(463,756)	(461,140)
Gulf Island Fabrication Inc.	674,146	134,957	(19,860)	789,243	7,852,968	—	33,439	1,931,333
Hanmi Financial Corp.	1,591,119	272,776	(78,675)	1,785,220	44,451,978	814,314	124,112	(10,214,125)
Harmonic Inc.	4,144,439	1,014,667	(187,902)	4,971,204	27,341,622	—	(24,664)	7,796,058
Harsco Corp.	3,876,570	899,120	(297,395)	4,478,295	127,855,322	—	2,776,039	30,719,799
Hawaiian Holdings Inc.	2,496,265	530,646	(210,061)	2,816,850	112,955,685	643,571	(597,836)	4,573,781
Haynes International Inc.	601,896	164,222	(43,334)	722,784	25,658,832	294,326	(289,475)	(1,073,991)

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

HB Fuller Co.	2,455,777	543,395	(189,316)	2,809,856	$145,185,260	$815,402	$1,399,880	$2,614,285
Heidrick & Struggles International Inc.	927,014	184,056	(66,847)	1,044,223	35,346,949	257,714	543,888	1,441,782
Helix Energy Solutions Group Inc.	6,751,988	1,576,544	(537,887)	7,790,645	76,971,573	—	379,994	29,276,367
Heritage Financial Corp./WA	—	1,897,025	(53,261)	1,843,764	64,808,305	—	(3,095)	(75,543)
Hersha Hospitality Trust	1,840,331	429,418	(259,413)	2,010,336	45,574,317	1,121,969	570,281	8,659,302
Heska Corp.	315,170	87,126	(20,375)	381,921	43,275,469	—	431,317	11,247,572
HFF Inc., Class A	1,790,847	476,780	(90,838)	2,176,789	92,469,997	—	794,904	(12,706,077)
Hibbett Sports Inc.	914,689	323,224	(141,516)	1,096,397	20,612,264	—	(2,000,255)	(3,547,336)
Hillenbrand Inc.	3,050,694	667,233	(265,030)	3,452,897	180,586,513	1,414,964	3,490,032	17,694,956
HMS Holdings Corp.	3,984,668	911,414	(275,284)	4,620,798	151,608,382	—	2,021,872	68,063,870
HomeStreet Inc.	1,321,289	282,962	(108,640)	1,495,611	39,633,692	—	(66,998)	(3,040,504)
Hope Bancorp Inc.	6,257,728	1,124,412	(535,556)	6,846,584	110,709,263	—	(801,937)	(13,221,018)
Horace Mann Educators Corp.	1,988,199	418,761	(131,292)	2,275,668	102,177,493	1,256,097	1,782,715	2,554,068
Hub Group Inc., Class A	1,641,990	373,795	(125,021)	1,890,764	86,218,838	—	429,021	5,111,337
Ichor Holdings Ltd.	—	1,406,767	(11,921)	1,394,846	28,482,755	—	9,281	(5,063,822)
II-VI Inc.	2,665,221	749,615	(151,103)	3,263,733	154,374,571	—	2,312,595	15,491,099
Independence Realty Trust Inc.	4,133,463	1,079,733	(318,715)	4,894,481	51,538,885	—	107,273	5,981,411
Independent Bank Corp./Rockland MA	1,334,748	282,203	(89,005)	1,527,946	126,208,340	1,136,184	2,593,965	12,618,705
Infinity Property & Casualty Corp.	533,070	64,688	(597,758)	—	—	—	32,356,501	(19,494,367)
Ingevity Corp.	2,043,780	445,496	(156,641)	2,332,635	237,648,854	—	6,872,960	55,868,831
Innophos Holdings Inc.	949,871	199,713	(61,636)	1,087,948	48,304,891	—	(87,638)	3,818,905
Innospec Inc.	1,175,655	263,857	(78,299)	1,361,213	104,473,098	—	897,281	8,793,664
Insight Enterprises Inc.	1,748,976	388,029	(159,725)	1,977,280	106,951,075	—	1,796,567	33,464,027
Insperity Inc.	1,794,299	409,319	(88,805)	2,114,813	249,442,193	—	4,368,179	88,970,659
Insteel Industries Inc.	895,850	193,245	(57,357)	1,031,738	37,018,759	—	77,243	7,596,925
Integer Holdings Corp.	1,382,811	337,974	(71,168)	1,649,617	136,835,730	—	2,207,018	37,726,698
Interface Inc.	2,880,877	643,002	(206,195)	3,317,684	77,467,921	406,872	355,100	(5,762,743)
Invacare Corp.	1,598,479	374,067	(146,757)	1,825,789	26,565,230	42,253	(600,225)	(4,788,748)
Invesco Mortgage Capital Inc.	5,421,228	1,077,869	(322,105)	6,176,992	97,720,014	—	(405,053)	(2,878,439)
Investment Technology Group Inc.	1,632,013	316,193	(120,638)	1,827,568	39,585,123	—	(366,095)	3,511,420
iRobot Corp.	1,354,802	292,036	(120,607)	1,526,231	167,763,311	—	3,401,535	65,241,992
iStar Inc	—	3,847,527	(116,053)	3,731,474	41,680,565	—	31,661	1,534,792
James River Group Holdings Ltd.	433,018	1,265,580	(59,686)	1,638,912	69,850,429	—	369,122	7,572,213
John B Sanfilippo & Son Inc.	429,984	70,206	(25,005)	475,185	33,918,706	1,230,253	41,350	5,939,797
John Bean Technologies Corp.	1,534,508	335,594	(115,957)	1,754,145	209,269,499	334,821	3,072,229	10,528,369
Kaman Corp.	1,341,399	299,305	(77,828)	1,562,876	104,368,859	607,469	1,119,714	4,956,663
KapStone Paper and Packaging Corp.	4,253,966	928,213	(242,928)	4,939,251	167,490,001	—	2,865,865	(4,999,037)
KEMET Corp.	2,391,866	981,541	(144,281)	3,229,126	59,900,287	—	581,494	(1,641,096)
Kindred Healthcare Inc.	4,435,740	547,140	(4,982,880)	—	—	—	(12,415,081)	11,768,726
Kirkland’s Inc.	833,339	262,491	(113,497)	982,333	9,911,740	—	(509,257)	913,017
Kite Realty Group Trust	4,070,213	1,367,110	(795,010)	4,642,313	77,294,511	—	(8,395,691)	14,560,386
KLX Energy Services Holdings Inc.	—	1,162,473	(3,738)	1,158,735	37,091,107	—	4,037	2,346,587
Knowles Corp.	—	5,308,989	(303,498)	5,005,491	83,191,260	—	272,917	18,022,416
Koppers Holdings Inc.	1,018,545	223,987	(67,523)	1,175,009	36,601,530	—	(144,948)	(11,440,826)
Korn/Ferry International	2,744,024	608,143	(192,807)	3,159,360	155,566,886	616,249	2,621,559	(13,080,941)
Kraton Corp.	1,543,508	345,802	(113,019)	1,776,291	83,752,121	—	1,054,371	(2,181,130)
Kulicke & Soffa Industries Inc.	3,402,708	783,127	(398,831)	3,787,004	90,282,175	889,065	869,574	(5,179,814)
Lantheus Holdings Inc.	1,468,092	789,022	(73,975)	2,183,139	32,637,928	—	(178,766)	(1,541,800)
La-Z-Boy Inc.	2,284,071	514,749	(205,664)	2,593,156	81,943,730	601,943	825,077	3,013,994
LCI Industries	1,214,642	268,223	(73,947)	1,408,918	116,658,410	—	831,441	(28,625,303)
LegacyTexas Financial Group Inc.	2,064,507	557,520	(125,971)	2,496,056	106,331,986	—	1,299,271	(2,195,561)
LHC Group Inc.	787,480	961,343	(125,424)	1,623,399	167,193,863	—	2,594,731	66,623,243
Ligand Pharmaceuticals Inc.	1,023,434	240,979	(93,057)	1,171,356	321,525,508	—	7,430,206	116,104,215
Lindsay Corp.	510,619	121,619	(37,179)	595,059	59,648,714	343,245	341,970	4,721,627
Lithia Motors Inc., Class A	1,167,740	256,947	(129,561)	1,295,126	105,759,989	731,225	(991,104)	(23,195,859)
LivePerson Inc.	2,662,303	715,626	(186,785)	3,191,144	82,810,187	—	1,249,528	26,096,573
LSC Communications Inc.	1,703,217	404,989	(293,198)	1,815,008	20,073,988	—	(6,229,586)	(4,996,441)
LTC Properties Inc.	1,930,907	432,327	(149,748)	2,213,486	97,636,867	2,404,725	(431,317)	13,195,142

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

Lumber Liquidators Holdings Inc.	1,370,330	560,688	(291,728)	1,639,290	$25,392,602	$—	$(2,162,716)	$(11,066,448)
Luminex Corp.	2,003,401	418,134	(122,182)	2,299,353	69,693,390	270,468	491,208	18,814,427
Lydall Inc.	839,907	177,008	(60,515)	956,400	41,220,840	—	61,195	(4,477,759)
M/I Homes Inc.	1,358,108	314,729	(87,577)	1,585,260	37,935,272	—	(170,012)	(11,638,601)
Magellan Health Inc.	1,181,991	216,814	(49,188)	1,349,617	97,239,905	—	393,819	(45,265,707)
ManTech International Corp./VA, Class A	1,270,526	276,449	(77,602)	1,469,373	93,011,311	707,290	1,399,059	9,750,990
Marcus Corp. (The)	933,805	211,709	(65,247)	1,080,267	45,425,227	311,984	925,670	11,404,219
Materion Corp.	977,892	211,391	(55,776)	1,133,507	68,577,174	224,567	753,311	9,129,713
Matrix Service Co.	1,339,996	264,654	(120,457)	1,484,193	36,585,358	—	88,390	15,548,775
Matson Inc.	2,060,148	452,109	(132,878)	2,379,379	94,318,583	—	657,484	23,647,379
Matthews International Corp., Class A	1,570,347	329,483	(109,090)	1,790,740	89,805,611	636,591	(547,359)	(910,927)
MaxLinear Inc.	2,947,574	741,892	(248,627)	3,440,839	68,403,879	—	(2,462,714)	(6,220,393)
Medifast Inc.	508,160	194,434	(39,118)	663,476	146,993,108	—	2,524,900	67,780,385
Mercury Systems Inc.	2,333,961	511,906	(148,333)	2,697,534	149,227,581	—	1,355,509	19,693,259
Meridian Bioscience Inc.	2,048,366	434,735	(151,834)	2,331,267	34,735,878	553,971	(704,920)	2,108,567
Merit Medical Systems Inc.	2,442,963	745,604	(150,696)	3,037,871	186,677,173	—	2,928,162	40,924,098
Meritage Homes Corp.	1,845,935	398,619	(110,291)	2,134,263	85,157,094	—	150,145	(11,461,032)
Meta Financial Group Inc.(b)	444,545	93,610	(30,920)	507,235	41,922,973	—	(153,624)	(13,071,881)
Methode Electronics Inc.	1,784,573	408,851	(132,560)	2,060,864	74,603,277	413,909	1,000,776	(7,277,255)
MicroStrategy Inc., Class A	455,446	107,131	(38,088)	524,489	73,753,643	—	(1,118,339)	6,982,157
Mobile Mini Inc.	2,149,147	474,102	(138,011)	2,485,238	108,977,686	—	868,878	(533,201)
Momenta Pharmaceuticals Inc.	3,713,187	884,855	(261,492)	4,336,550	114,051,265	—	1,403,711	30,397,293
Monotype Imaging Holdings Inc.	2,022,533	433,608	(119,981)	2,336,160	47,190,432	—	(291,647)	(4,718,592)
Monro Inc.	1,578,696	366,677	(120,673)	1,824,700	126,999,120	697,731	895,183	26,510,282
Moog Inc., Class A	1,574,227	344,263	(117,510)	1,800,980	154,830,251	853,147	1,337,848	5,322,974
Motorcar Parts of America Inc.	939,802	208,669	(98,844)	1,049,627	24,613,753	—	(789,882)	2,871,870
Movado Group Inc.	751,358	239,427	(50,472)	940,313	39,399,115	483,281	621,611	1,797,441
MTS Systems Corp.	867,422	182,119	(63,519)	986,022	53,984,705	578,174	(188,440)	3,133,543
Mueller Industries Inc.	2,801,436	599,926	(187,154)	3,214,208	93,147,748	613,373	(588,221)	8,089,272
Myers Industries Inc.	1,085,036	950,411	(65,472)	1,969,975	45,801,919	398,482	233,845	2,653,473
MYR Group Inc.	802,064	167,687	(57,632)	912,119	29,771,564	—	31,805	1,032,107
Myriad Genetics Inc.	3,390,577	752,279	(203,915)	3,938,941	181,191,286	—	2,151,626	57,486,056
Nanometrics Inc.	1,134,005	284,480	(57,142)	1,361,343	51,077,589	—	707,430	11,608,731
National Storage Affiliates Trust	2,444,799	829,712	(150,188)	3,124,323	79,482,777	1,694,276	(170,395)	(1,510,270)
Natus Medical Inc.	1,597,444	385,462	(118,298)	1,864,608	66,473,275	—	292,784	3,060,233
Nautilus Inc.	1,499,317	297,963	(141,866)	1,655,414	23,093,026	—	(716,346)	1,290,174
Navigant Consulting Inc.	2,186,980	480,315	(142,431)	2,524,864	58,223,364	—	611,356	7,730,229
NBT Bancorp. Inc.	2,129,987	425,549	(116,216)	2,439,320	93,621,102	1,164,937	915,858	5,185,119
Neenah Inc.	822,426	172,601	(64,758)	930,269	80,282,215	730,333	1,805,928	5,022,752
Neogen Corp.	2,487,681	539,737	(151,449)	2,875,969	205,718,063	—	5,388,369	3,689,617
NETGEAR Inc.	1,520,409	324,390	(75,125)	1,769,674	111,224,011	—	1,376,330	6,968,527
New Media Investment Group Inc.	2,608,127	1,010,167	(585,801)	3,032,493	47,579,815	—	(716,083)	(4,120,249)
New York Mortgage Trust Inc.	5,498,169	2,728,889	(368,776)	7,858,282	47,778,355	2,773,043	35,287	446,551
Newpark Resources Inc.	4,315,173	1,065,717	(296,493)	5,084,397	52,623,509	—	137,582	9,698,857
NIC Inc.	3,234,700	713,236	(232,865)	3,715,071	54,983,051	—	(1,032,536)	5,411,460
NMI Holdings Inc., Class A	2,831,364	964,237	(143,323)	3,652,278	82,724,097	—	504,771	18,875,275
Noble Corp. PLC	11,957,904	2,705,863	(845,430)	13,818,337	97,142,909	—	797,407	41,940,579
Northfield Bancorp. Inc.	2,266,928	455,328	(125,774)	2,596,482	41,335,993	—	(135,217)	710,268
Northwest Bancshares Inc.	5,001,841	1,042,193	(342,222)	5,701,812	98,755,384	1,807,360	618,139	3,113,623
Northwest Natural Holding Co.	1,402,355	256,177	(79,704)	1,578,828	105,623,593	—	661,551	13,366,830
Nutrisystem Inc.	1,471,840	326,826	(147,758)	1,650,908	61,166,141	—	(916,679)	16,110,409
Oclaro Inc.	8,204,439	1,817,068	(540,377)	9,481,130	84,761,302	—	257,486	(5,322,907)
Office Depot Inc.	—	32,244,935	(1,196,296)	31,048,639	99,666,131	712,276	255,413	19,624,063
OFG Bancorp	2,160,968	396,538	(140,067)	2,417,439	39,041,640	—	318,967	12,581,330
Oil States International Inc.	2,886,987	664,994	(208,515)	3,343,466	111,003,071	—	483,124	19,767,437
Old National Bancorp./IN	6,505,941	2,349,819	(400,861)	8,454,899	163,179,551	1,857,921	1,096,233	14,415,352
Omnicell Inc,	1,881,277	405,572	(113,537)	2,173,312	156,261,133	—	2,333,583	56,861,334

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

OraSure Technologies Inc.	2,957,892	676,968	(240,641)	3,394,219	$52,440,684	$—	$(355,726)	$(4,494,580)
Orion Group Holdings Inc.	1,406,613	354,818	(41,738)	1,719,693	12,983,682	—	97,218	1,160,880
Orthofix Medical Inc	—	1,069,685	(27,085)	1,042,600	60,272,706	—	(102,782)	(2,526,257)
OSI Systems Inc.	864,550	194,900	(122,824)	936,626	71,473,930	—	367,584	9,827,439
Owens & Minor Inc.	3,016,059	699,679	(239,629)	3,476,109	57,425,321	1,761,822	129,356	2,877,033
Oxford Industries Inc.	821,420	177,363	(58,075)	940,708	84,851,862	595,757	668,533	12,730,943
Park Electrochemical Corp.	959,273	236,673	(82,361)	1,113,585	21,703,772	196,860	(310,501)	2,793,076
Patrick Industries Inc.	1,181,653	258,941	(147,440)	1,293,154	76,554,717	—	18,001	(3,215,134)
PDC Energy Inc.	3,196,882	706,203	(234,793)	3,668,292	179,599,576	—	(1,273,369)	(3,234,501)
Pennsylvania REIT	3,464,278	1,430,552	(1,235,907)	3,658,923	34,613,412	1,398,255	(13,117,084)	11,341,714
PennyMac Mortgage Investment Trust	2,955,595	667,663	(257,419)	3,365,839	68,124,582	2,912,862	304,661	6,759,607
Perficient Inc.	1,695,534	377,779	(141,859)	1,931,454	51,473,249	—	967,028	5,574,695
PetMed Express Inc.	996,342	226,767	(85,316)	1,137,793	37,558,547	566,016	261,180	(9,788,482)
PGT Innovations Inc.	2,386,382	938,815	(129,098)	3,196,099	69,035,738	—	846,097	6,500,280
PH Glatfelter Co.	2,120,084	461,968	(136,736)	2,445,316	46,729,989	581,333	(221,800)	(2,662,838)
Phibro Animal Health Corp., Class A	955,997	220,691	(50,736)	1,125,952	48,303,341	—	470,413	2,233,497
Photronics Inc.	3,349,218	786,192	(350,932)	3,784,478	37,277,108	—	39,296	5,925,934
Pioneer Energy Services Corp.	3,975,669	973,099	(706,071)	4,242,697	12,515,956	—	(1,308,603)	1,852,200
Piper Jaffray Companies	697,577	187,162	(36,239)	848,500	64,782,975	573,627	602,606	(5,542,273)
Plexus Corp.	1,622,900	352,866	(184,112)	1,791,654	104,829,676	—	1,123,405	(3,376,689)
Power Integrations Inc.	1,437,338	327,409	(124,561)	1,640,186	103,659,755	505,393	1,130,946	(10,406,725)
PRA Group Inc.	2,193,584	453,511	(129,524)	2,517,571	90,632,556	—	(147,204)	(5,237,234)
Preferred Bank/Los Angeles CA	—	798,049	(30,122)	767,927	44,923,729	—	(111,276)	(7,457,509)
ProAssurance Corp.	2,594,623	549,711	(190,741)	2,953,593	138,671,191	—	(3,057,574)	(496,252)
Progenics Pharmaceuticals Inc.	3,376,576	1,595,333	(158,933)	4,812,976	30,177,360	—	61,805	(6,249,055)
Progress Software Corp.	2,250,354	491,634	(242,231)	2,499,757	88,216,425	688,533	794,527	(8,625,624)
Proto Labs Inc.	1,215,271	350,522	(65,964)	1,499,829	242,597,341	—	3,128,149	56,526,240
Provident Financial Services Inc.	2,966,676	609,141	(164,765)	3,411,052	83,741,327	—	765,894	(4,927,730)
Quaker Chemical Corp.	644,275	143,398	(48,625)	739,048	149,442,896	494,056	2,921,991	35,903,428
Quanex Building Products Corp.	1,713,498	366,456	(128,818)	1,951,136	35,510,675	233,303	(300,462)	1,724,158
Rambus Inc.	5,304,922	1,229,517	(521,646)	6,012,793	65,599,572	—	(382,074)	(14,592,755)
Ramco-Gershenson Properties Trust	3,851,846	570,478	(33,197)	4,389,127	59,692,127	1,907,044	(74,850)	5,304,605
Raven Industries Inc.	1,732,883	360,103	(100,986)	1,992,000	91,134,000	476,826	1,110,400	18,986,552
Rayonier Advanced Materials Inc.	2,515,034	569,318	(198,521)	2,885,831	53,185,865	—	(126,420)	(7,701,296)
RE/MAX Holdings Inc., Class A	863,456	188,419	(67,177)	984,698	43,671,356	—	(173,232)	(14,965,822)
Red Robin Gourmet Burgers Inc.	631,715	207,875	(94,712)	744,878	29,906,852	—	(1,859,549)	(10,635,436)
Redwood Trust Inc.	—	4,714,152	(112,760)	4,601,392	74,726,606	1,376,565	(10,910)	(1,465,925)
Renewable Energy Group Inc.	—	2,296,159	(225,363)	2,070,796	59,638,925	—	279,944	24,568,022
Rent-A-Center Inc./TX(b)	2,588,928	611,716	(670,464)	2,530,180	36,383,988	—	1,708,432	14,200,867
Resources Connection Inc.	1,382,395	399,341	(55,400)	1,726,336	28,657,178	—	206,544	333,855
Retail Opportunity Investments Corp.	5,476,528	1,195,443	(410,728)	6,261,243	116,897,407	—	(395,002)	6,191,609
Ring Energy Inc.	2,634,516	814,887	(218,183)	3,231,220	32,021,390	—	(469,261)	(13,028,447)
Rogers Corp.	888,958	198,281	(66,244)	1,020,995	150,412,983	—	805,839	27,389,418
RR Donnelley & Sons Co.(b)	3,296,200	1,600,318	(1,961,416)	2,935,102	15,849,551	600,114	(31,325,327)	21,382,171
Rudolph Technologies Inc.	1,542,342	352,846	(105,666)	1,789,522	43,753,813	—	620,174	(6,807,848)
Ruth’s Hospitality Group Inc.	1,428,472	316,645	(151,947)	1,593,170	50,264,514	330,813	1,526,948	9,194,600
S&T Bancorp. Inc.	1,701,653	349,976	(102,217)	1,949,412	84,526,504	909,332	928,516	4,660,251
Safety Insurance Group Inc.	738,543	158,041	(92,640)	803,944	72,033,382	—	3,297,453	6,616,554
Saia Inc.	1,246,837	275,209	(95,731)	1,426,315	109,041,782	—	1,528,616	(164,606)
Sanmina Corp.	3,463,936	731,510	(412,218)	3,783,228	104,417,093	—	(829,316)	5,232,867
Scan Source Inc.	1,246,045	257,488	(84,868)	1,418,665	56,604,733	—	145,045	5,459,342
Schweitzer-Mauduit International Inc.	1,499,279	329,535	(108,733)	1,720,081	65,896,303	1,413,605	137,548	(2,307,380)
Seacoast Banking Corp. of Florida	2,294,422	474,013	(141,117)	2,627,318	76,717,686	—	233,451	5,668,686
SEACOR Holdings Inc.	817,397	179,209	(51,212)	945,394	46,711,918	—	239,965	(2,181,579)
Selective Insurance Group Inc.	2,850,367	555,432	(168,662)	3,237,137	205,558,200	1,108,445	4,160,568	5,684,256
Semtech Corp.	3,200,386	740,103	(271,011)	3,669,478	204,022,977	—	4,088,613	52,515,966
Seneca Foods Corp., Class A	330,921	83,808	(9,786)	404,943	13,646,579	—	23,726	2,264,555
Shutterfly Inc.	1,573,219	383,829	(97,690)	1,859,358	122,513,099	—	987,093	(31,503,314)

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

Simmons First National Corp., Class A	3,810,730	1,516,391	(205,768)	5,121,353	$150,823,846	$1,280,066	$1,064,215	$243,524
SkyWest Inc.	2,514,826	537,057	(176,098)	2,875,785	169,383,737	565,332	2,884,323	9,169,731
Sleep Number Corp.	1,875,723	396,211	(335,897)	1,936,037	71,207,441	—	(541,986)	3,582,520
SolarEdge Technologies Inc.	1,752,101	761,378	(137,983)	2,375,496	89,437,424	—	776,640	(33,322,107)
Sonic Corp.	1,885,329	378,524	(367,072)	1,896,781	82,206,489	635,333	4,070,517	31,413,554
South Jersey Industries Inc.	3,869,984	1,158,936	(281,689)	4,747,231	167,434,837	2,549,280	742,388	30,191,120
Southside Bancshares Inc.	1,354,327	548,105	(59,495)	1,842,937	64,134,208	—	352,505	(814,659)
SpartanNash Co.	1,749,382	379,493	(146,203)	1,982,672	39,772,400	707,366	(1,033,570)	5,599,225
Spectrum Pharmaceuticals Inc.	4,389,618	1,355,236	(214,709)	5,530,145	92,906,436	—	1,876,696	(2,823,227)
Spire Inc.	2,346,963	622,976	(157,572)	2,812,367	206,849,593	—	1,429,903	3,009,557
Spok Holdings Inc.	971,390	194,842	(97,542)	1,068,690	16,457,826	—	(230,877)	677,558
SPS Commerce Inc.	827,997	209,326	(64,081)	973,242	96,584,536	—	1,216,005	31,133,581
SPX Corp.	2,079,194	461,218	(133,471)	2,406,941	80,175,205	—	1,301,732	(22,131)
SPX FLOW Inc.	2,061,630	460,418	(158,344)	2,363,704	122,912,608	—	757,208	7,089,478
SRC Energy Inc	11,723,795	2,565,878	(761,717)	13,527,956	120,263,529	—	873,803	(10,608,306)
Standex International Corp.	624,163	114,540	(33,747)	704,956	73,491,663	240,571	627,998	5,138,676
Steven Madden Ltd.	2,564,419	558,474	(163,663)	2,959,230	156,543,267	1,139,881	1,997,721	21,228,064
Stewart Information Services Corp.	1,155,928	212,379	(63,264)	1,305,043	58,739,985	780,445	405,532	1,103,095
Strategic Education Inc.(f)	512,378	1,297,334	(617,637)	1,192,075	163,350,038	—	1,745,048	48,964,556
Sturm Ruger & Co. Inc.	842,320	112,010	(1,068)	953,262	65,822,741	597,446	18,692	15,079,893
Summit Hotel Properties Inc.	5,080,731	1,116,152	(347,087)	5,849,796	79,147,740	1,986,521	(628,777)	(365,875)
SunCoke Energy Inc.	3,094,699	702,162	(205,384)	3,591,477	41,732,963	—	39,693	2,201,294
Superior Industries International Inc.	1,167,680	229,516	(119,987)	1,277,209	21,776,413	217,364	(708,196)	4,964,545
Supernus Pharmaceuticals Inc.	2,497,931	584,245	(171,988)	2,910,188	146,527,966	—	2,364,374	8,286,278
SUPERVALU Inc.	1,869,419	433,712	(146,726)	2,156,405	69,479,369	—	(647,818)	35,370,829
Surmodics Inc.	661,997	142,131	(58,230)	745,898	55,681,286	—	868,225	24,631,797
Sykes Enterprises Inc.	1,950,728	388,729	(119,288)	2,220,169	67,692,953	—	379,377	3,084,780
Tactile Systems Technology Inc.	715,486	258,371	(38,828)	935,029	66,433,810	—	690,198	30,379,773
Tailored Brands Inc.	2,393,770	867,283	(499,218)	2,761,835	69,570,624	—	(7,982,340)	7,377,864
Team Inc.	1,460,238	323,681	(118,100)	1,665,819	37,480,928	—	(598,613)	13,764,721
Tennant Co.	866,496	196,475	(55,904)	1,007,067	76,486,739	403,749	669,667	6,455,290
Tetra Tech Inc.	2,713,580	575,650	(219,025)	3,070,205	209,695,002	—	5,203,820	51,377,037
TETRA Technologies Inc.	6,091,056	1,296,850	(494,288)	6,893,618	31,090,217	—	(606,759)	5,448,082
Tivity Health Inc.	1,647,138	733,223	(158,651)	2,221,710	71,427,976	—	467,012	(14,200,299)
TopBuild Corp.	1,726,040	373,404	(121,207)	1,978,237	112,403,426	—	1,400,754	(41,236,126)
Travelport Worldwide Ltd.	6,095,921	1,341,376	(430,978)	7,006,319	118,196,602	—	530,010	1,513,450
Trex Co. Inc.	1,429,156	2,021,902	(197,742)	3,253,316	250,440,266	—	6,975,004	63,108,110
Triumph Bancorp. Inc	—	1,374,060	(11,801)	1,362,259	52,038,294	—	13,119	(4,246,181)
Triumph Group Inc.	2,418,924	346,117	(13,577)	2,751,464	64,109,111	209,304	22,772	(4,405,204)
TrueBlue Inc.	1,993,919	587,955	(331,643)	2,250,231	58,618,518	—	252,755	(358,655)
TrustCo Bank Corp. NY	4,753,725	944,291	(346,491)	5,351,525	45,487,962	—	252,320	(250,877)
U.S. Concrete Inc.	765,998	181,328	(60,862)	886,464	40,644,374	—	(900,110)	(11,719,986)
U.S. Ecology Inc.	1,067,123	213,843	(61,177)	1,219,789	89,959,439	—	1,163,825	22,468,166
U.S. Physical Therapy Inc.	613,278	134,874	(37,510)	710,642	84,282,141	—	1,521,923	22,936,560
U.S. Silica Holdings Inc.(b)	3,633,299	2,450,633	(2,737,594)	3,346,338	63,011,545	536,453	(37,328,782)	(3,155,901)
Ultra Clean Holdings Inc.	1,870,683	628,635	(299,398)	2,199,920	27,608,996	—	(2,557,821)	(11,480,790)
UniFirst Corp./MA	750,848	159,452	(55,677)	854,623	148,405,284	—	2,026,769	6,626,502
Unisys Corp.	—	2,931,504	(55,235)	2,876,269	58,675,888	—	102,426	4,957,369
Unit Corp.	2,603,434	562,040	(152,805)	3,012,669	78,510,154	—	639,269	16,856,823
United Community Banks Inc./GA	3,576,683	429,947	(45,790)	3,960,840	110,467,828	—	318,039	(15,557,687)
Universal Corp./VA	1,225,880	254,709	(95,832)	1,384,757	90,009,205	—	321,061	20,924,139
Universal Electronics Inc.	702,244	155,909	(75,086)	783,067	30,813,686	—	(1,751,286)	(6,983,629)
Universal Forest Products Inc.	2,978,018	640,946	(190,591)	3,428,373	121,124,418	—	1,650,652	6,537,982
Universal Health Realty Income Trust	627,154	124,719	(41,430)	710,443	52,864,064	935,727	574,721	9,273,025
Universal Insurance Holdings Inc.	1,577,587	349,272	(147,274)	1,779,585	86,398,852	—	3,254,414	25,935,692
Urstadt Biddle Properties Inc., Class A	1,452,263	321,874	(104,418)	1,669,719	35,548,317	—	4,045	2,848,645
Vanda Pharmaceuticals Inc.	—	2,892,273	—	2,892,273	66,377,665	—	—	(12,654)
Varex Imaging Corp.	1,840,208	416,183	(126,320)	2,130,071	61,047,835	—	(549)	(15,252,428)

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

Affiliates (continued)

								Change in
	Shares			Shares			Net	Unrealized
	Held at	Shares	Shares	Held at	Value at		Realized	Appreciation
Affiliated Issuer	03/31/18	Purchased	Sold	09/30/18	09/30/18	Income	Gain (Loss) (a)	(Depreciation)

Veeco Instruments Inc.(b)	2,346,790	510,986	(842,396)	2,015,380	$20,657,645	$—	$(17,132,627)	$(8,529)
Viad Corp.	991,048	208,381	(61,088)	1,138,341	67,446,704	—	1,303,965	6,101,540
Viavi Solutions Inc.	10,918,928	2,414,434	(745,379)	12,587,983	142,747,727	—	1,301,265	18,414,697
Virtus Investment Partners Inc.	350,977	80,033	(28,232)	402,778	45,815,997	—	(133,249)	(4,050,465)
Virtusa Corp.	1,334,870	291,325	(108,007)	1,518,188	81,541,877	—	2,111,198	5,441,063
Vista Outdoor Inc.	2,785,913	630,316	(224,239)	3,191,990	57,104,701	—	(452,467)	5,409,378
Vitamin Shoppe Inc.(b)	1,168,461	288,816	(510,671)	946,606	9,466,060	—	(7,167,106)	14,816,524
Wabash National Corp.	2,810,148	620,770	(243,223)	3,187,695	58,111,680	—	(26,965)	(7,882,959)
Waddell & Reed Financial Inc., Class A	3,471,343	1,460,481	(502,032)	4,429,792	93,822,995	—	493,432	4,543,149
WageWorks Inc.	1,932,598	671,278	(403,494)	2,200,382	94,066,330	—	(10,424,249)	917,360
Walker & Dunlop Inc.	1,362,966	313,285	(88,779)	1,587,472	83,945,519	—	1,408,766	(11,228,377)
Washington Prime Group Inc	—	10,897,050	(484,824)	10,412,226	76,009,250	—	66,187	2,642,261
Watts Water Technologies Inc., Class A	1,339,671	296,347	(91,188)	1,544,830	128,220,890	—	1,327,400	6,459,216
WD-40 Co.	673,795	146,578	(48,838)	771,535	132,781,173	—	2,700,726	26,784,675
Westamerica Bancorp	1,296,034	267,650	(73,739)	1,489,945	89,635,091	—	316,748	2,570,826
Whitestone REIT	1,938,644	471,341	(204,701)	2,205,284	30,609,342	—	(43,554)	7,362,618
William Lyon Homes, Class A	1,398,839	594,219	(114,155)	1,878,903	29,855,769	—	(236,700)	(18,072,041)
Wingstop Inc.	1,417,572	344,641	(144,242)	1,617,971	110,458,880	—	1,882,550	31,123,003
Winnebago Industries Inc.	1,409,752	313,425	(105,898)	1,617,279	53,612,799	—	(16,372)	(7,322,957)
Wolverine World Wide Inc.	4,664,233	994,311	(380,205)	5,278,339	206,119,138	—	2,534,150	47,877,169
World Wrestling Entertainment Inc.	1,948,934	298,360	(2,247,294)	—	—	—	118,764,641	(29,730,189)
XO Group Inc.	1,188,736	295,639	(90,046)	1,394,329	48,076,464	—	698,095	16,760,970
Xperi Corp.(b)	2,379,752	527,353	(672,842)	2,234,263	33,178,806	—	(13,443,667)	(2,754,450)

					$40,754,561,010	$144,648,877	$177,531,481	$3,709,970,216

(a)	Includes realized capital gain distributions from an affiliated fund, if any.

(b)	The Fund held less than 5% at the end of the period.

(c)	Formerly the Depomed Inc.

(d)	Net of purchases and sales.

(e)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(f)	Formerly the Strayer Education Inc.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-mini	740	12/21/18	$62,930	$(124,053)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$124,053

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Small-Cap ETF
September 30, 2018

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,846,293

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,348,563

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$99,734,958

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$46,602,165,048	$—	$3,133,458	$46,605,298,506
Money Market Funds	3,947,425,864	—	—	3,947,425,864

	$50,549,590,912	$—	$3,133,458	$50,552,724,370

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(124,053)	$—	$—	$(124,053)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Summary Schedule of Investments (unaudited)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	282,965	$105,234,684	0.7%
Other securities		294,966,834	1.8

		400,201,518	2.5

Air Freight & Logistics
Other securities		98,672,820	0.6

Airlines
Other securities		69,391,746	0.4

Auto Components
Other securities		53,949,674	0.3

Automobiles
Other securities		66,526,619	0.4

Banks
Bank of America Corp.	4,976,878	146,618,826	0.9
Citigroup Inc.	1,348,340	96,729,912	0.6
JPMorgan Chase & Co.	1,796,763	202,746,737	1.3
PNC Financial Services Group Inc. (The)(a)	248,226	33,805,899	0.2
Wells Fargo & Co.	2,306,263	121,217,183	0.8
Other securities		352,905,620	2.2

		954,024,177	6.0

Beverages
Coca-Cola Co. (The)	2,020,456	93,324,863	0.6
PepsiCo Inc.	740,921	82,834,968	0.5
Other securities		50,109,729	0.3

		226,269,560	1.4

Biotechnology
AbbVie Inc.	809,741	76,585,304	0.5
Amgen Inc.	347,002	71,930,045	0.5
Other securities		327,559,107	2.0

		476,074,456	3.0

Building Products
Other securities		62,532,166	0.4

Capital Markets
BlackRock Inc.(a)	65,627	30,931,974	0.2
Other securities		391,924,442	2.5

		422,856,416	2.7

Chemicals
DowDuPont Inc.	1,236,037	79,489,539	0.5
Other securities		221,525,942	1.4

		301,015,481	1.9

Commercial Services & Supplies
Other securities		84,192,168	0.5

Communications Equipment
Cisco Systems Inc.	2,450,744	119,228,696	0.8
Other securities		69,143,088	0.4

		188,371,784	1.2

Construction & Engineering
Other securities		28,521,752	0.2

Construction Materials
Other securities		18,313,759	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$116,634,557	0.7%

Containers & Packaging
Other securities		62,551,347	0.4

Distributors
Other securities		17,709,692	0.1

Diversified Consumer Services
Other securities		29,958,347	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,031,135	220,776,315	1.4
Other securities		11,031,248	0.1

		231,807,563	1.5

Diversified Telecommunication Services
AT&T Inc.	3,851,411	129,330,381	0.8
Verizon Communications Inc.	2,185,791	116,699,382	0.8
Other securities		21,235,185	0.1

		267,264,948	1.7

Electric Utilities
Other securities		249,469,137	1.6

Electrical Equipment
Other securities		92,256,350	0.6

Electronic Equipment, Instruments & Components
Other securities		131,933,001	0.8

Energy Equipment & Services
Other securities		127,394,224	0.8

Entertainment
Netflix Inc.(b)	233,727	87,444,282	0.6
Walt Disney Co. (The)	791,780	92,590,753	0.6
Other securities		128,233,748	0.7

		308,268,783	1.9

Equity Real Estate Investment Trusts (REITs)
Other securities		547,945,843	3.4

Food & Staples Retailing
Walmart Inc.	749,866	70,419,916	0.5
Other securities		136,632,115	0.8

		207,052,031	1.3

Food Products
Other securities		176,336,780	1.1

Gas Utilities
Other securities		25,611,331	0.2

Health Care Equipment & Supplies
Abbott Laboratories	936,628	68,711,030	0.4
Medtronic PLC	725,709	71,387,994	0.5
Other securities		377,243,739	2.4

		517,342,763	3.3

Health Care Providers & Services
UnitedHealth Group Inc	513,918	136,722,745	0.9
Other securities		352,867,351	2.2

		489,590,096	3.1

Health Care Technology
Other securities		34,387,557	0.2

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
McDonald’s Corp.	404,825	$67,723,174	0.4%
Other securities		239,022,998	1.5

		306,746,172	1.9

Household Durables
Other securities		67,401,799	0.4

Household Products
Procter & Gamble Co. (The)	1,308,890	108,938,915	0.7
Other securities		74,405,148	0.5

		183,344,063	1.2

Independent Power and Renewable Electricity Producers
Other securities		19,538,184	0.1

Industrial Conglomerates
3M Co.	307,147	64,718,945	0.4
Honeywell International Inc.	390,998	65,062,067	0.4
Other securities		74,656,756	0.5

		204,437,768	1.3

Insurance
Other securities		401,501,446	2.5

Interactive Media & Services
Alphabet Inc., Class A(b)	159,503	192,532,881	1.2
Alphabet Inc., Class C, NVS(b)	163,760	195,442,647	1.2
Facebook Inc., Class A(b)	1,286,276	211,540,951	1.4
Other securities		38,032,210	0.2

		637,548,689	4.0

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	218,617	437,889,846	2.8
Other securities		104,577,270	0.6

		542,467,116	3.4

IT Services
Accenture PLC, Class A	337,131	57,379,696	0.4
International Business Machines Corp.	476,986	72,125,053	0.5
Mastercard Inc., Class A	490,378	109,163,047	0.7
Visa Inc., Class A	952,068	142,895,886	0.9
Other securities		375,314,466	2.3

		756,878,148	4.8

Leisure Products
Other securities		20,662,385	0.1

Life Sciences Tools & Services
Other securities		148,847,822	0.9

Machinery
Other securities		314,269,439	2.0

Marine
Other securities		3,268,236	0.0

Media
Comcast Corp., Class A	2,426,742	85,930,934	0.6
Other securities		130,085,077	0.8

		216,016,011	1.4

Metals & Mining
Other securities		63,096,176	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	32,361	654,987	0.0
Other securities		36,415,325	0.2

		37,070,312	0.2

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$128,876,558	0.8%

Multiline Retail
Other securities		71,174,258	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,010,594	123,575,434	0.8
Exxon Mobil Corp.	2,237,397	190,223,493	1.2
Other securities		474,176,226	3.0

		787,975,153	5.0

Paper & Forest Products
Other securities		9,920,651	0.1

Personal Products
Other securities		32,131,829	0.2

Pharmaceuticals
Johnson & Johnson	1,434,509	198,206,109	1.3
Merck & Co. Inc.	1,421,821	100,863,982	0.6
Pfizer Inc.	3,107,889	136,964,668	0.9
Other securities		222,973,259	1.3

		659,008,018	4.1

Professional Services
Other securities		77,506,817	0.5

Real Estate Management & Development
Other securities		19,817,590	0.1

Road & Rail
Union Pacific Corp.	391,362	63,725,475	0.4
Other securities		95,584,235	0.6

		159,309,710	1.0

Semiconductors & Semiconductor Equipment
Broadcom Inc.	230,541	56,881,381	0.4
Intel Corp.	2,451,022	115,908,830	0.7
NVIDIA Corp.	324,391	91,160,359	0.6
Other securities		313,556,751	1.9

		577,507,321	3.6

Software
Adobe Systems Inc.(b)	263,145	71,035,993	0.5
Microsoft Corp.	4,090,488	467,829,113	3.0
Oracle Corp.	1,514,444	78,084,733	0.5
salesforce.com Inc.(b)	404,133	64,269,271	0.4
Other securities		306,029,604	1.8

		987,248,714	6.2

Specialty Retail
Home Depot Inc. (The)	602,458	124,799,175	0.8
Other securities		246,312,825	1.5

		371,112,000	2.3

Technology Hardware, Storage & Peripherals
Apple Inc .	2,441,088	551,051,205	3.5
Other securities		74,676,013	0.4

		625,727,218	3.9

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	689,041	58,375,553	0.4
Other securities		71,599,970	0.4

		129,975,523	0.8

Thrifts & Mortgage Finance
Other securities		29,732,637	0.2

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Tobacco
Altria Group Inc.	987,479	$59,554,858	0.4%
Philip Morris International Inc.	823,196	67,123,402	0.4
Other securities		1,767,250	0.0

		128,445,510	0.8

Trading Companies & Distributors
Other securities		56,513,205	0.4

Transportation Infrastructure
Other securities		1,946,963	0.0

Water Utilities
Other securities		16,661,599	0.1

Wireless Telecommunication Services
Other securities		17,484,653	0.1

Total Common Stocks (Cost: $12,695,664,493)		15,895,598,139	99.8

Warrants

Energy Equipment & Services
Other securities		—	0.0

Oil, Gas & Consumable Fuels
Other securities		422	0.0

Total Warrants (Cost: $0)		422	0.0

Security	Shares	Value	% of Net Assets

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(c),(d)	424,698,897	$424,826,307	2.7%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(c)	90,107,073	90,107,073	0.5

		514,933,380	3.2

Total Short-Term Investments (Cost: $514,852,802)		514,933,380	3.2

Total Investments In Securities (Cost: $13,210,517,295)		16,410,531,941	103.0
Other Assets, Less Liabilities		(480,385,742)	(3.0)

Net Assets		$15,930,146,199	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	314,387,201	110,311,696	(b)	—	424,698,897	$424,826,307	$1,626,347	(c)	$492	$104,978
BlackRock Cash Funds: Treasury, SL Agency Shares	15,815,552	74,291,521	(b)	—	90,107,073	90,107,073	289,586		—	—
BlackRock Inc.	58,445	7,854		(672)	65,627	30,931,974	380,056		139,775	(4,558,740)
PennyMac Mortgage Investment Trust	17,833	14,864		(336)	32,361	654,987	23,007		1,619	57,730
PNC Financial Services Group Inc. (The)	228,036	29,716		(9,526)	248,226	33,805,899	404,645		50,144	(3,651,960)

						$580,326,240	$2,723,641		$192,030	$(8,047,992)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	207	12/21/18	$30,211	$63,572
S&P MidCap 400 E-Mini	17	12/21/18	3,443	(35,564)

				$28,008

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$63,572

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$35,564

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,819,338

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,222,955

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$33,406,017

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2		Level 3	Total

Investments
Assets
Common Stocks	$15,895,561,034	$—		$37,105	$15,895,598,139
Warrants	—	0	(a)	422	422
Money Market Funds	514,933,380	—		—	514,933,380

	$16,410,494,414	$0	(a)	$37,527	$16,410,531,941

Derivative financial instruments(b)
Assets
Futures Contracts	$63,572	$—		$—	$63,572
Liabilities
Futures Contracts	(35,564)	—		—	(35,564)

	$28,008	$—		$—	$28,008

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Summary Schedule of Investments (unaudited)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	199,346	$74,136,777	1.4%
Other securities		86,500,153	1.6

		160,636,930	3.0

Air Freight & Logistics
Other securities		29,854,364	0.6

Airlines
Other securities		11,495,928	0.2

Auto Components
Other securities		14,799,636	0.3

Automobiles
Other securities		1,567,366	0.0

Banks
Bank of America Corp.	1,663,574	49,008,890	0.9
Other securities		29,290,199	0.6

		78,299,089	1.5

Beverages
Coca-Cola Co. (The)	642,645	29,683,772	0.6
PepsiCo Inc.	258,567	28,907,791	0.5
Other securities		24,737,350	0.5

		83,328,913	1.6

Biotechnology
AbbVie Inc.	564,979	53,435,714	1.0
Amgen Inc.	142,484	29,535,508	0.6
Celgene Corp.(a)	262,427	23,484,592	0.4
Gilead Sciences Inc.	314,384	24,273,589	0.5
Other securities		62,394,233	1.1

		193,123,636	3.6

Building Products
Other securities		13,500,689	0.3

Capital Markets
BlackRock Inc.(b)	27,033	12,741,464	0.2
Other securities		138,072,694	2.6

		150,814,158	2.8

Chemicals
Other securities		59,549,567	1.1

Commercial Services & Supplies
Other securities		33,220,303	0.6

Communications Equipment
Cisco Systems Inc.	784,566	38,169,136	0.7
Other securities		18,229,978	0.4

		56,399,114	1.1

Construction & Engineering
Other securities		1,888,374	0.0

Construction Materials
Other securities		6,183,621	0.1

Consumer Finance
Other securities		18,048,299	0.3

Containers & Packaging
Other securities		8,494,090	0.2

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$4,706,668	0.1%

Diversified Consumer Services
Other securities		5,583,367	0.1

Electric Utilities
Other securities		20,208,750	0.4

Electrical Equipment
Other securities		21,647,848	0.4

Electronic Equipment, Instruments & Components
Other securities		55,124,553	1.0

Energy Equipment & Services
Other securities		1,495,775	0.0

Entertainment
Activision Blizzard Inc.	284,457	23,663,978	0.4
Netflix Inc.(a)	162,471	60,785,275	1.1
Walt Disney Co. (The)	260,800	30,497,952	0.6
Other securities		21,902,316	0.4

		136,849,521	2.5

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	164,477	23,898,508	0.5
Other securities		119,277,431	2.2

		143,175,939	2.7

Food & Staples Retailing
Other securities		1,302,962	0.0

Food Products
Other securities		18,478,788	0.3

Gas Utilities
Other securities		1,354,090	0.0

Health Care Equipment & Supplies
Abbott Laboratories	654,541	48,017,128	0.9
Becton Dickinson and Co.	99,829	26,055,369	0.5
Intuitive Surgical Inc.(a)	42,440	24,360,560	0.5
Other securities		157,736,220	2.9

		256,169,277	4.8

Health Care Providers & Services
UnitedHealth Group Inc.	359,101	95,535,230	1.8
Other securities		80,278,700	1.5

		175,813,930	3.3

Health Care Technology
Other securities		10,044,461	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	289,453	48,422,592	0.9
Other securities		87,931,186	1.6

		136,353,778	2.5

Household Durables
Other securities		22,725,190	0.4

Household Products
Procter & Gamble Co. (The)	343,623	28,599,742	0.5
Other securities		24,306,991	0.5

		52,906,733	1.0

Independent Power and Renewable Electricity Producers
Other securities		2,266,590	0.0

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates
3M Co	218,867	$46,117,466	0.9%
Honeywell International Inc.	163,471	27,201,574	0.5
Other securities		12,687,588	0.2

		86,006,628	1.6

Insurance
Other securities		55,933,681	1.0

Interactive Media & Services
Alphabet Inc., Class A(a)	111,526	134,620,804	2.5
Alphabet Inc., Class C, NVS(a)	114,877	137,102,253	2.6
Facebook Inc., Class A(a)	899,804	147,981,766	2.8
Other securities		8,770,263	0.1

		428,475,086	8.0

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	152,861	306,180,583	5.7
Booking Holdings Inc.(a)	17,712	35,140,608	0.6
Other securities		14,850,829	0.3

		356,172,020	6.6

IT Services
Accenture PLC, Class A	150,611	25,633,992	0.5
Automatic Data Processing Inc.	163,383	24,615,283	0.5
Mastercard Inc., Class A	340,381	75,772,214	1.4
PayPal Holdings Inc.(a)	441,632	38,792,955	0.7
Visa Inc., Class A	662,876	99,491,059	1.9
Other securities		107,002,077	1.9

		371,307,580	6.9

Leisure Products
Other securities		6,197,637	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	108,205	26,410,676	0.5
Other securities		56,957,488	1.1

		83,368,164	1.6

Machinery
Other securities		93,145,679	1.7

Media
Comcast Corp., Class A	853,004	30,204,872	0.6
Other securities		28,710,203	0.5

		58,915,075	1.1

Metals & Mining
Other securities		1,868,782	0.0

Multi-Utilities
Other securities		11,280,367	0.2

Multiline Retail
Other securities		14,291,212	0.3

Oil, Gas & Consumable Fuels
Other securities		15,098,973	0.3

Paper & Forest Products
Other securities		1,434,725	0.0

Personal Products
Other securities		12,888,031	0.2

Pharmaceuticals
Bristol-Myers Squibb Co.	383,580	23,812,646	0.4
Johnson & Johnson	540,510	74,682,267	1.4
Merck & Co. Inc.	367,142	26,045,053	0.5

Security	Shares	Value	% of Net Assets

Pharmaceuticals (continued)
Pfizer Inc.	1,006,098	$44,338,739	0.8%
Other securities		48,375,765	0.9

		217,254,470	4.0

Professional Services
Other securities		11,123,021	0.2

Real Estate Management & Development
Other securities		6,956,849	0.1

Road & Rail
Other securities		65,048,977	1.2

Semiconductors & Semiconductor Equipment
Broadcom Inc.	161,061	39,738,581	0.7
Intel Corp.	980,615	46,373,283	0.9
NVIDIA Corp.	226,846	63,748,263	1.2
Texas Instruments Inc.	362,729	38,917,195	0.7
Other securities		113,900,986	2.1

		302,678,308	5.6

Software
Adobe Systems Inc.(a)	182,695	49,318,515	0.9
Microsoft Corp.	2,861,033	327,216,344	6.1
Oracle Corp.	537,856	27,731,855	0.5
salesforce.com Inc.(a)	282,327	44,898,463	0.8
Other securities		87,370,496	1.7

		536,535,673	10.0

Specialty Retail
Home Depot Inc. (The)	426,881	88,428,399	1.6
Lowe’s Companies Inc.	205,759	23,625,248	0.4
Other securities		44,039,892	0.9

		156,093,539	2.9

Technology Hardware, Storage & Peripherals
Apple Inc.	1,711,956	386,456,948	7.2
Other securities		8,332,017	0.1

		394,788,965	7.3

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	320,095	27,118,448	0.5
Other securities		17,281,253	0.3

		44,399,701	0.8

Thrifts & Mortgage Finance
Other securities		1,065,979	0.0

Tobacco
Altria Group Inc.	393,884	23,755,144	0.5
Philip Morris International Inc.	289,995	23,646,192	0.4

		47,401,336	0.9

Trading Companies & Distributors
Other securities		10,233,630	0.2

Water Utilities
Other securities		4,742,065	0.1

Total Common Stocks (Cost: $4,403,381,505)		5,382,118,450	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(b),(c),(d)	22,887,995	22,894,861	0.4

S C H E D U L E O F I N V E S T M E N T S	41

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b),(c)	21,765,750	$21,765,750	0.4%

		44,660,611	0.8

Total Short-Term Investments (Cost: $44,655,390)		44,660,611	0.8

Total Investments In Securities (Cost: $4,448,036,895)		5,426,779,061	100.7
Other Assets, Less Liabilities		(37,670,508)	(0.7)

Net Assets		$5,389,108,553	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	19,432,035	3,455,960	(b)	—	22,887,995	$22,894,861	$83,400	(c)	$(2,046)	$6,855
BlackRock Cash Funds: Treasury, SL Agency Shares	3,276,788	18,488,962	(b)	—	21,765,750	21,765,750	69,627		—	—
BlackRock Inc.	21,137	6,208		(312)	27,033	12,741,464	148,441		(2,496)	(1,733,368)

						$57,402,075	$301,468		$(4,542)	$(1,726,513)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	51	12/21/18	$7,443	$19,395

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$19,395

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$863,672

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$247,177

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$7,006,180

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$5,382,118,450	$—	$—	$5,382,118,450
Money Market Funds	44,660,611	—	—	44,660,611

	$5,426,779,061	$—	$—	$5,426,779,061

Derivative financial instruments(a)
Assets
Futures Contracts	$19,395	$—	$—	$19,395

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Summary Schedule of Investments (unaudited)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	290,903	$40,671,149	0.9%
Other securities		62,483,233	1.3

		103,154,382	2.2

Air Freight & Logistics
Other securities		33,162,409	0.7

Airlines
Other securities		34,762,930	0.7

Auto Components
Other securities		5,566,584	0.1

Automobiles
Other securities		34,003,000	0.7

Banks
Bank of America Corp.	1,868,326	55,040,884	1.2
Citigroup Inc.	973,402	69,831,860	1.5
JPMorgan Chase & Co.	1,299,961	146,687,599	3.2
PNC Financial Services Group Inc. (The)(a)	179,589	24,458,225	0.5
U.S. Bancorp.	592,293	31,278,993	0.7
Wells Fargo & Co.	1,676,554	88,119,678	1.9
Other securities		113,851,959	2.4

		529,269,198	11.4

Beverages
Coca-Cola Co. (The)	814,271	37,611,177	0.8
PepsiCo Inc.	278,993	31,191,417	0.7
Other securities		6,043,470	0.1

		74,846,064	1.6

Biotechnology
Amgen Inc.	102,646	21,277,489	0.5
Other securities		28,480,759	0.6

		49,758,248	1.1

Building Products
Other securities		15,172,928	0.3

Capital Markets
BlackRock Inc.(a)	19,488	9,185,279	0.2
Goldman Sachs Group Inc. (The)	135,811	30,454,259	0.7
Morgan Stanley	512,900	23,885,753	0.5
Other securities		60,059,232	1.3

		123,584,523	2.7

Chemicals
DowDuPont Inc.	892,475	57,395,067	1.2
Other securities		70,108,908	1.5

		127,503,975	2.7

Commercial Services & Supplies
Other securities		8,936,109	0.2

Communications Equipment
Cisco Systems Inc.	954,800	46,451,020	1.0
Other securities		12,015,910	0.3

		58,466,930	1.3

Construction & Engineering
Other securities		14,547,117	0.3

Construction Materials
Other securities		5,340,059	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$49,380,224	1.1%

Containers & Packaging
Other securities		29,155,150	0.6

Distributors
Other securities		7,280,812	0.2

Diversified Consumer Services
Other securities		3,244,631	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	754,024	161,444,079	3.5
Other securities		2,476,495	0.0

		163,920,574	3.5

Diversified Telecommunication Services
AT&T Inc.	2,808,876	94,322,056	2.0
Verizon Communications Inc.	1,598,197	85,327,738	1.8
Other securities		7,792,632	0.2

		187,442,426	4.0

Electric Utilities
Duke Energy Corp.	275,532	22,048,071	0.5
Other securities		133,688,397	2.8

		155,736,468	3.3

Electrical Equipment
Other securities		36,599,545	0.8

Electronic Equipment, Instruments & Components
Other securities		14,557,032	0.3

Energy Equipment & Services
Schlumberger Ltd.	535,366	32,614,497	0.7
Other securities		46,409,668	1.0

		79,024,165	1.7

Entertainment
Twenty-First Century Fox Inc., Class A, NVS .	407,697	18,888,602	0.4
Twenty-First Century Fox Inc., Class B	188,292	8,627,539	0.2
Walt Disney Co. (The)	304,884	35,653,135	0.8
Other securities		8,408,179	0.1

		71,577,455	1.5

Equity Real Estate Investment Trusts (REITs)
Other securities		157,265,759	3.4

Food & Staples Retailing
Costco Wholesale Corp.	169,624	39,841,285	0.9
Walmart Inc.	555,077	52,127,281	1.1
Walgreens Boots Alliance Inc.	326,278	23,785,666	0.5
Other securities		24,939,768	0.5

		140,694,000	3.0

Food Products
Mondelez International Inc., Class A	567,252	24,369,146	0.5
Other securities		71,298,264	1.6

		95,667,410	2.1

Gas Utilities
Other securities		12,947,616	0.3

Health Care Equipment & Supplies
Danaher Corp.	238,182	25,880,856	0.6
Medtronic PLC	297,750	29,289,668	0.6
Other securities		22,357,924	0.5

		77,528,448	1.7

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services
CVS Health Corp.	393,778	$30,998,204	0.7%
Express Scripts Holding Co.(b)	217,465	20,661,350	0.5
Other securities		105,783,780	2.2

		157,443,334	3.4

Health Care Technology
Other securities		475,622	0.0

Hotels, Restaurants & Leisure
Other securities		43,261,526	0.9

Household Durables
Other securities		15,613,582	0.3

Household Products
Procter & Gamble Co. (The)	606,554	50,483,489	1.1
Other securities		27,055,144	0.6

		77,538,633	1.7

Independent Power and Renewable Electricity Producers
Other securities		5,585,865	0.1

Industrial Conglomerates
General Electric Co.	3,361,634	37,952,848	0.8
Honeywell International Inc.	117,765	19,596,096	0.4
Other securities		1,471,344	0.1

		59,020,288	1.3

Insurance
Chubb Ltd.	179,186	23,946,417	0.5
Other securities		168,357,961	3.6

		192,304,378	4.1

Interactive Media & Services
Other securities		1,587,220	0.0

Internet & Direct Marketing Retail
Other securities		2,444,412	0.1

IT Services
International Business Machines Corp.	353,050	53,384,690	1.2
Other securities		45,303,255	0.9

		98,687,945	2.1

Leisure Products
Other securities		4,964,849	0.1

Life Sciences Tools & Services
Other securities		16,849,134	0.4

Machinery
Other securities		86,456,397	1.9

Marine
Other securities		1,721,246	0.0

Media
Comcast Corp., Class A	884,301	31,313,098	0.7
Other securities		28,258,990	0.6

		59,572,088	1.3

Metals & Mining
Other securities		35,318,123	0.8

Multi-Utilities
Other securities		82,283,051	1.8

Multiline Retail
Other securities		36,558,155	0.8

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Chevron Corp.	741,150	$90,627,822	2.0%
ConocoPhillips	449,489	34,790,449	0.8
Exxon Mobil Corp.	1,637,602	139,228,922	3.0
Occidental Petroleum Corp.	295,785	24,304,653	0.5
Phillips 66	165,206	18,622,020	0.4
Valero Energy Corp.	165,313	18,804,354	0.4
Other securities		185,195,944	3.9

		511,574,164	11.0

Paper & Forest Products
Other securities		1,270,652	0.0

Personal Products
Other securities		4,144,733	0.1

Pharmaceuticals
Allergan PLC	123,417	23,508,470	0.5
Johnson & Johnson	477,328	65,952,410	1.4
Merck & Co. Inc.	648,068	45,973,944	1.0
Pfizer Inc.	1,224,403	53,959,440	1.2
Other securities		40,681,402	0.9

		230,075,666	5.0

Professional Services
Other securities		21,030,260	0.5

Real Estate Management & Development
Other securities		1,743,256	0.0

Road & Rail
Union Pacific Corp.	137,293	22,355,419	0.5
Other securities		21,041,439	0.4

		43,396,858	0.9

Semiconductors & Semiconductor Equipment
Intel Corp.	766,901	36,266,748	0.8
QUALCOMM Inc.	353,595	25,469,448	0.6
Other securities		12,706,507	0.2

		74,442,703	1.6

Software
Oracle Corp.	535,722	27,621,826	0.6
Other securities		19,235,002	0.4

		46,856,828	1.0

Specialty Retail
Other securities		82,678,733	1.8

Technology Hardware, Storage & Peripherals
Other securities		40,042,171	0.9

Textiles, Apparel & Luxury Goods
Other securities		34,693,993	0.7

Thrifts & Mortgage Finance
Other securities		2,594,241	0.1

Tobacco
Altria Group Inc.	320,836	19,349,619	0.4
Philip Morris International Inc.	300,633	24,513,615	0.5

		43,863,234	0.9

Trading Companies & Distributors
Other securities		13,089,596	0.3

Water Utilities
Other securities		3,754,393	0.1

S C H E D U L E O F I N V E S T M E N T S	45

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$1,063,376	0.0%

Total Common Stocks (Cost: $4,353,666,749)		4,634,096,876	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(c),(d)	59,533,164	59,551,024	1.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(c)	31,476,327	31,476,327	0.7

		91,027,351	2.0

Total Short-Term Investments (Cost: $91,020,005)		91,027,351	2.0

Total Investments In Securities (Cost: $4,444,686,754)		4,725,124,227	101.7
Other Assets, Less Liabilities		(79,560,468)	(1.7)

Net Assets		$4,645,563,759	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	32,013,467	27,519,697	(b)	—	59,533,164	$59,551,024	$107,873	(c)	$(20)		$10,183
BlackRock Cash Funds: Treasury, SL Agency Shares .	4,882,215	26,594,112	(b)	—	31,476,327	31,476,327	74,811		—		—
BlackRock Inc.	15,108	4,995		(615)	19,488	9,185,279	103,996		51,211		(1,260,565)
PNC Financial Services Group Inc. (The)	140,898	45,660		(6,969)	179,589	24,458,225	260,662		154,408		(2,599,250)

						$124,670,855	$547,342		$205,599		$(3,849,632)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	47	12/21/18	$6,860	$12,932
S&P MidCap 400 E-Mini	26	12/21/18	5,266	(47,454)

				$(34,522)

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$12,932

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$47,454

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$767,617

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$273,723

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$11,652,347

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total

Investments
Assets
Common Stocks	$4,634,096,876	$—	$0	(a)	$4,634,096,876
Money Market Funds	91,027,351	—	—		91,027,351

	$4,725,124,227	$—	$0	(a)	$4,725,124,227

Derivative financial instruments(b)
Assets
Futures Contracts	$12,932	$—	$—		$12,932
Liabilities
Futures Contracts	(47,454)	—	—		(47,454)

	$(34,522)	$—	$—		$(34,522)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Statements of Assets and Liabilities (unaudited)
September 30, 2018

				iShares
	iShares	iShares	iShares	Core S&P Total
	Core S&P 500	Core S&P	Core S&P	U.S. Stock
	ETF	Mid-Cap ETF	Small-Cap ETF	Market ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$164,033,235,137	$50,208,754,090	$10,170,560,759	$15,830,205,701
Affiliated(c)	2,853,172,271	3,410,501,458	40,382,163,611	580,326,240
Cash	24,334,374	—	—	70,894
Cash pledged:
Futures contracts	11,102,800	4,009,100	5,784,010	1,507,790
Receivables:
Investments sold	100,804,063	97,873,750	8,779,990	9,634
Securities lending income — Affiliated	1,184,353	1,041,580	1,950,902	295,328
Variation margin on futures contracts	—	313,660	265,588	1,735
Capital shares sold	4,641,819	12,610,226	27,671,276	134,217
Securities related to in-kind transactions	1,531	—	244,962	1,301
Dividends	139,460,563	50,449,091	47,699,271	13,925,977

Total assets	167,167,936,911	53,785,552,955	50,645,120,369	16,426,478,817

LIABILITIES
Collateral on securities loaned, at value	1,217,836,126	3,147,136,064	3,729,436,898	424,829,508
Payables:
Investments purchased	166,800,053	118,107,622	75,695,551	1,301
Variation margin on futures contracts	117,120	—	—	—
Capital shares redeemed	4,332,527	6,371,876	11,586,783	—
Income distributions	719,733,563	209,550,154	153,668,823	71,110,580
Investment advisory fees	5,411,246	2,911,401	2,722,114	391,229

Total liabilities	2,114,230,635	3,484,077,117	3,973,110,169	496,332,618

NET ASSETS	$165,053,706,276	$50,301,475,838	$46,672,010,200	$15,930,146,199

NET ASSETS CONSIST OF:
Paid-in capital	$134,160,850,116	$42,085,409,115	$37,891,788,277	$12,811,541,742
Undistributed net investment income	49,493,772	30,717,755	26,978,124	6,093,797
Accumulated net realized gain (loss)	3,584,190,873	404,347,657	(13,363,482)	(87,531,994)
Net unrealized appreciation	27,259,171,515	7,781,001,311	8,766,607,281	3,200,042,654

NET ASSETS	$165,053,706,276	$50,301,475,838	$46,672,010,200	$15,930,146,199

Shares outstanding	563,800,000	249,900,000	535,300,000	239,050,000

Net asset value	$292.75	$201.29	$87.19	$66.64

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,183,277,315	$3,082,492,857	$3,643,617,211	$411,716,345
(b) Investments, at cost — Unaffiliated	$136,873,583,682	$42,427,886,593	$8,527,023,292	$12,639,980,134
(c) Investments, at cost — Affiliated	$2,753,839,991	$3,409,786,402	$33,258,969,744	$570,537,161

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2018

	iShares
	Core S&P	iShares
	U.S. Growth	Core S&P
	ETF	U.S. Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$5,369,376,986	$4,600,453,372
Affiliated(c)	57,402,075	124,670,855
Cash	20,130	51,127
Cash pledged:
Futures contracts	400,620	462,190
Receivables:
Securities lending income — Affiliated	42,175	29,774
Variation margin on futures contracts	—	12,840
Dividends	2,654,097	5,883,314

Total assets	5,429,896,083	4,731,563,472

LIABILITIES
Collateral on securities loaned, at value	22,900,806	59,551,385
Payables:
Investments purchased	1,981,631	256,683
Variation margin on futures contracts	3,090	—
Income distributions	15,728,160	26,042,193
Investment advisory fees	173,843	149,452

Total liabilities	40,787,530	85,999,713

NET ASSETS	$5,389,108,553	$4,645,563,759

NET ASSETS CONSIST OF:
Paid-in capital	$4,491,213,759	$4,405,875,760
Undistributed net investment income	1,177,878	2,063,695
Accumulated net realized loss	(82,044,645)	(42,778,647)
Net unrealized appreciation	978,761,561	280,402,951

NET ASSETS	$5,389,108,553	$4,645,563,759

Shares outstanding	86,800,000	82,400,000

Net asset value	$62.09	$56.38

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$22,200,193	$58,421,899
(b) Investments, at cost — Unaffiliated	$4,390,780,108	$4,322,318,808
(c) Investments, at cost — Affiliated	$57,256,787	$122,367,946

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

				iShares
	iShares	iShares	iShares	Core S&P Total
	Core S&P 500	Core S&P	Core S&P	U.S. Stock
	ETF	Mid-Cap ETF	Small-Cap ETF	Market ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,462,049,002	$397,134,548	$164,422,269	$135,594,939
Dividends — Affiliated	12,392,133	595,177	128,710,582	1,097,294
Interest — Unaffiliated	108,149	20,007	21,353	11,591
Securities lending income — Affiliated — net	2,420,639	6,977,287	15,938,295	1,626,347
Foreign taxes withheld	—	(192,045)	(28,749)	(8,529)

Total investment income	1,476,969,923	404,534,974	309,063,750	138,321,642

EXPENSES
Investment advisory fees	30,627,297	16,781,508	15,129,538	2,188,606

Total expenses	30,627,297	16,781,508	15,129,538	2,188,606

Net investment income	1,446,342,626	387,753,466	293,934,212	136,133,036

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(299,082,419)	(176,593,379)	41,417,479	9,576,112
Investments — Affiliated	(1,120,465)	(13,364)	(396,270,725)	(104,340)
In-kind redemptions — Unaffiliated	5,263,684,405	1,466,220,505	773,355,215	97,622,758
In-kind redemptions — Affiliated	33,569,296	—	573,802,206	296,370
Futures contracts	36,383,087	3,662,540	5,846,293	2,819,338

Net realized gain	5,033,433,904	1,293,276,302	998,150,468	110,210,238

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	10,188,152,268	2,038,773,079	294,679,885	1,302,698,492
Investments — Affiliated	(133,003,084)	812,262	3,709,970,216	(8,047,992)
Futures contracts	10,998,800	1,666,650	1,348,563	1,222,955

Net change in unrealized appreciation (depreciation)	10,066,147,984	2,041,251,991	4,005,998,664	1,295,873,455

Net realized and unrealized gain	15,099,581,888	3,334,528,293	5,004,149,132	1,406,083,693

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,545,924,514	$3,722,281,759	$5,298,083,344	$1,542,216,729

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)
Six Months Ended September 30, 2018

	iShares
	Core S&P	iShares
	U.S. Growth	Core S&P
	ETF	U.S. Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$30,627,628	$49,796,584
Dividends — Affiliated	218,068	439,469
Interest — Unaffiliated	2,544	3,235
Securities lending income — Affiliated — net	83,400	107,873
Foreign taxes withheld	(971)	(912)

Total investment income	30,930,669	50,346,249

EXPENSES
Investment advisory fees	998,130	881,199

Total expenses	998,130	881,199

Less:
Investment advisory fees waived	(29,398)	(26,300)

Total expenses after fees waived	968,732	854,899

Net investment income	29,961,937	49,491,350

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,615,837)	(4,842,902)
Investments — Affiliated	(18,504)	(79,064)
In-kind redemptions — Unaffiliated	5,087,620	20,726,815
In-kind redemptions — Affiliated	13,962	284,663
Futures contracts	863,672	767,617

Net realized gain	4,330,913	16,857,129

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	572,303,324	221,338,892
Investments — Affiliated	(1,726,513)	(3,849,632)
Futures contracts	247,177	273,723

Net change in unrealized appreciation (depreciation)	570,823,988	217,762,983

Net realized and unrealized gain	575,154,901	234,620,112

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$605,116,838	$284,111,462

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets

	iShares Core S&P 500 ETF		iShares Core S&P Mid-Cap ETF
	Six Months Ended		Six Months Ended
	09/30/18	Year Ended	09/30/18	Year Ended
	(unaudited)	03/31/18	(unaudited)	03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,446,342,626	$2,523,396,610	$387,753,466	$617,757,654
Net realized gain	5,033,433,904	9,783,026,005	1,293,276,302	2,393,061,637
Net change in unrealized appreciation (depreciation)	10,066,147,984	3,690,300,198	2,041,251,991	1,237,294,388

Net increase in net assets resulting from operations	16,545,924,514	15,996,722,813	3,722,281,759	4,248,113,679

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,415,431,679)	(2,509,664,632)	(413,817,905)	(560,979,759)

Decrease in net assets resulting from distributions to shareholders	(1,415,431,679)	(2,509,664,632)	(413,817,905)	(560,979,759)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	9,587,782,843	25,026,463,656	2,329,030,489	1,742,345,471

NET ASSETS
Total increase in net assets	24,718,275,678	38,513,521,837	5,637,494,343	5,429,479,391
Beginning of period	140,335,430,598	101,821,908,761	44,663,981,495	39,234,502,104

End of period	$165,053,706,276	$140,335,430,598	$50,301,475,838	$44,663,981,495

Undistributed net investment income included in net assets at end of period	$49,493,772	$18,582,825	$30,717,755	$56,782,194

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Core S&P Small-Cap ETF		iShares Core S&P Total U.S. Stock Market ETF
	Six Months Ended		Six Months Ended
	09/30/18	Year Ended	09/30/18	Year Ended
	(unaudited)	03/31/18	(unaudited)	03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$293,934,212	$441,616,951	$136,133,036	$204,787,092
Net realized gain	998,150,468	2,797,561,379	110,210,238	371,103,696
Net change in unrealized appreciation (depreciation)	4,005,998,664	703,419,110	1,295,873,455	804,205,696

Net increase in net assets resulting from operations	5,298,083,344	3,942,597,440	1,542,216,729	1,380,096,484

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(280,624,804)	(427,948,235)	(130,662,388)	(204,971,946)

Decrease in net assets resulting from distributions to shareholders	(280,624,804)	(427,948,235)	(130,662,388)	(204,971,946)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	5,018,163,817	3,153,604,429	1,569,960,460	3,738,388,792

NET ASSETS
Total increase in net assets	10,035,622,357	6,668,253,634	2,981,514,801	4,913,513,330
Beginning of period	36,636,387,843	29,968,134,209	12,948,631,398	8,035,118,068

End of period	$46,672,010,200	$36,636,387,843	$15,930,146,199	$12,948,631,398

Undistributed net investment income included in net assets at end of period	$26,978,124	$13,668,716	$6,093,797	$623,149

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets (continued)

	iShares Core S&P U.S. Growth ETF		iShares Core S&P U.S. Value ETF
	Six Months Ended		Six Months Ended
	09/30/18	Year Ended	09/30/18	Year Ended
	(unaudited)	03/31/18	(unaudited)	03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$29,961,937	$41,417,555	$49,491,350	$62,988,569
Net realized gain	4,330,913	145,884,102	16,857,129	100,058,396
Net change in unrealized appreciation (depreciation)	570,823,988	290,825,905	217,762,983	(1,827,179)

Net increase in net assets resulting from operations	605,116,838	478,127,562	284,111,462	161,219,786

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(28,784,059)	(41,763,141)	(49,982,558)	(60,945,095)

Decrease in net assets resulting from distributions to shareholders	(28,784,059)	(41,763,141)	(49,982,558)	(60,945,095)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	1,119,102,368	1,599,938,164	977,284,802	1,641,166,492

NET ASSETS
Total increase in net assets	1,695,435,147	2,036,302,585	1,211,413,706	1,741,441,183
Beginning of period	3,693,673,406	1,657,370,821	3,434,150,053	1,692,708,870

End of period	$5,389,108,553	$3,693,673,406	$4,645,563,759	$3,434,150,053

Undistributed net investment income included in net assets at end of period	$1,177,878	$—	$2,063,695	$2,554,903

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights
(For a share outstanding throughout each period)

	iShares Core S&P 500 ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended		Year Ended	Year Ended
	(unaudited)		03/31/18	03/31/17	03/31/16		03/31/15	03/31/14

Net asset value, beginning of period	$265.21		$237.21	$206.63	$207.87		$188.12	$157.51

Net investment income(a)	2.65		5.00	4.53	4.28		4.01	3.51
Net realized and unrealized gain (loss)(b)	27.45		27.90	30.49	(0.76)		19.69	30.53

Net increase from investment operations	30.10		32.90	35.02	3.52		23.70	34.04

Distributions
From net investment income		(2.56)	(4.90)	(4.44)	(4.76)		(3.95)	(3.43)

Total distributions		(2.56)	(4.90)	(4.44)	(4.76)		(3.95)	(3.43)

Net asset value, end of period	$292.75		$265.21	$237.21	$206.63		$207.87	$188.12

Total Return
Based on net asset value	11.39	%(c)	13.95%	17.12%	1.74	%(d)	12.66%	21.79%

Ratios to Average Net Assets
Total expenses	0.04	%(e)	0.04%	0.05%	0.07%		0.07%	0.07%

Net investment income	1.89	%(e)	1.94%	2.05%	2.09%		2.00%	2.02%

Supplemental Data
Net assets, end of period (000)	$165,053,706		$140,335,431	$101,821,909	$71,101,255		$68,743,107	$54,366,052

Portfolio turnover rate(f)	2	%(c)	4%	5%	4%		4%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 1.73%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core S&P Mid-Cap ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/18	03/31/17	03/31/16	03/31/15	03/31/14

Net asset value, beginning of period	$187.51		$171.29	$144.16	$151.99	$137.47	$115.10

Net investment income(a)	1.60		2.69	2.35	2.16	1.99	1.74
Net realized and unrealized gain (loss)(b)	13.87		15.96	27.42	(7.77)	14.51	22.45

Net increase (decrease) from investment operations	15.47		18.65	29.77	(5.61)	16.50	24.19

Distributions
From net investment income		(1.69)	(2.43)	(2.64)	(2.22)	(1.98)	(1.82)

Total distributions		(1.69)	(2.43)	(2.64)	(2.22)	(1.98)	(1.82)

Net asset value, end of period	$201.29		$187.51	$171.29	$144.16	$151.99	$137.47

Total Return
Based on net asset value	8.27	%(c)	10.95%	20.81%	(3.67)%	12.09%	21.16%

Ratios to Average Net Assets
Total expenses	0.07	%(d)	0.07%	0.09%	0.12%	0.13%	0.14%

Net investment income	1.62	%(d)	1.49%	1.49%	1.50%	1.40%	1.39%

Supplemental Data
Net assets, end of period (000)	$50,301,476		$44,663,981	$39,234,502	$26,582,939	$25,860,947	$20,641,055

Portfolio turnover rate(e)	8	%(c)	10%	14%	15%	15%	11%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core S&P Small-Cap ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/18	03/31/17 (a)	03/31/16 (a)	03/31/15 (a)	03/31/14 (a)

Net asset value, beginning of period	$77.05		$69.23	$56.31	$59.02	$55.08	$43.59

Net investment income(b)	0.58		0.98	0.87	0.81	0.74	0.59
Net realized and unrealized gain (loss)(c)	10.09		7.78	12.90	(2.70)	3.95	11.49

Net increase (decrease) from investment operations	10.67		8.76	13.77	(1.89)	4.69	12.08

Distributions
From net investment income		(0.53)	(0.94)	(0.85)	(0.82)	(0.75)	(0.59)

Total distributions		(0.53)	(0.94)	(0.85)	(0.82)	(0.75)	(0.59)

Net asset value, end of period	$87.19		$77.05	$69.23	$56.31	$59.02	$55.08

Total Return
Based on net asset value	13.87	%(d)	12.71%	24.56%	(3.19)%	8.61%	27.84%

Ratios to Average Net Assets
Total expenses	0.07	%(e)	0.07%	0.09%	0.12%	0.13%	0.14%

Net investment income	1.36	%(e)	1.33%	1.38%	1.44%	1.33%	1.18%

Supplemental Data
Net assets, end of period (000)	$46,672,010		$36,636,388	$29,968,134	$17,311,033	$16,184,535	$14,254,909

Portfolio turnover rate(f)	6	%(d)	12%	13%	17%	14%	11%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on January 18, 2017.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core S&P Total U.S. Stock Market ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/18	03/31/17 (a)	03/31/16 (a)	03/31/15 (a)	03/31/14 (a)

Net asset value, beginning of period	$60.42		$54.02	$46.65	$47.35	$42.87	$35.81

Net investment income(b)	0.60		1.09	1.00	0.96	0.89	0.78
Net realized and unrealized gain (loss)(c)	6.18		6.37	7.33	(0.73)	4.42	7.01

Net increase from investment operations	6.78		7.46	8.33	0.23	5.31	7.79

Distributions
From net investment income		(0.56)	(1.06)	(0.96)	(0.93)	(0.83)	(0.73)

Total distributions		(0.56)	(1.06)	(0.96)	(0.93)	(0.83)	(0.73)

Net asset value, end of period	$66.64		$60.42	$54.02	$46.65	$47.35	$42.87

Total Return
Based on net asset value	11.25	%(d)	13.88%	18.02%	0.51%	12.47%	21.93%

Ratios to Average Net Assets
Total expenses	0.03	%(e)	0.03%	0.03%	0.05%	0.07%	0.07%

Net investment income	1.87	%(e)	1.85%	1.99%	2.08%	1.95%	1.96%

Supplemental Data
Net assets, end of period (000)	$15,930,146		$12,948,631	$8,035,118	$3,699,212	$2,183,014	$1,187,449

Portfolio turnover rate(f)	1	%(d)	8%	8%	14%	4%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core S&P U.S. Growth ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/18	03/31/17 (a)	03/31/16 (a)	03/31/15 (a)	03/31/14 (a)

Net asset value, beginning of period	$54.56		$46.36	$40.53	$40.55	$35.54	$29.21

Net investment income(b)	0.39		0.76	0.65	0.61	0.55	0.45
Net realized and unrealized gain (loss)(c)	7.49		8.16	5.77	(0.08)	4.99	6.32

Net increase from investment operations	7.88		8.92	6.42	0.53	5.54	6.77

Distributions
From net investment income		(0.35)	(0.72)	(0.59)	(0.55)	(0.53)	(0.44)

Total distributions		(0.35)	(0.72)	(0.59)	(0.55)	(0.53)	(0.44)

Net asset value, end of period	$62.09		$54.56	$46.36	$40.53	$40.55	$35.54

Total Return
Based on net asset value	14.46	%(d)	19.33%	15.98%	1.31%	15.67%	23.24%

Ratios to Average Net Assets
Total expenses	0.04	%(e)	0.05%	0.06%	0.08%	0.12%	0.25%

Total expenses after fees waived	0.04	%(e)	0.05%	0.06%	0.08%	0.12%	0.25%

Net investment income	1.33	%(e)	1.46%	1.51%	1.52%	1.44%	1.36%

Supplemental Data
Net assets, end of period (000)	$5,389,109		$3,693,673	$1,657,371	$867,283	$587,963	$472,624

Portfolio turnover rate(f)	2	%(d)	24%	43%	14%	13%	15%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Core S&P U.S. Value ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited)		03/31/18	03/31/17 (a)	03/31/16 (a)	03/31/15 (a)	03/31/14 (a)

Net asset value, beginning of period	$53.08		$50.45	$42.89	$44.94	$42.13	$35.45

Net investment income(b)	0.69		1.28	1.12	1.04	0.97	0.81
Net realized and unrealized gain (loss)(c)	3.26		2.51	7.45	(1.97)	2.74	6.70

Net increase (decrease) from investment operations	3.95		3.79	8.57	(0.93)	3.71	7.51

Distributions
From net investment income		(0.65)	(1.16)	(1.01)	(1.12)	(0.90)	(0.83)

Total distributions		(0.65)	(1.16)	(1.01)	(1.12)	(0.90)	(0.83)

Net asset value, end of period	$56.38		$53.08	$50.45	$42.89	$44.94	$42.13

Total Return
Based on net asset value	7.47	%(d)	7.55%	20.18%	(2.05)%	8.83%	21.34%

Ratios to Average Net Assets
Total expenses	0.04	%(e)	0.05%	0.06%	0.08%	0.11%	0.25%

Total expenses after fees waived	0.04	%(e)	0.05%	0.06%	0.08%	0.11%	0.25%

Net investment income	2.49	%(e)	2.42%	2.36%	2.41%	2.20%	2.10%

Supplemental Data
Net assets, end of period (000)	$4,645,564		$3,434,150	$1,692,709	$720,541	$889,785	$587,712

Portfolio turnover rate(f)	2	%(d)	27%	49%	18%	13%	13%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on July 22, 2016.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification

Core S&P 500	Diversified
Core S&P Mid-Cap	Diversified
Core S&P Small-Cap	Diversified
Core S&P Total U.S. Stock Market	Diversified
Core S&P U.S. Growth	Diversified
Core S&P U.S. Value	Diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements (unaudited) (continued)

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P 500
Barclays Bank PLC	$32,664,998	$32,664,998		$—	$—
Barclays Capital Inc.	97,564,068	97,564,068		—	—
BNP Paribas New York Branch	1,001,319	1,001,319		—	—
BNP Paribas Prime Brokerage International Ltd.	5,753,908	5,753,908		—	—
Citigroup Global Markets Inc.	215,577,212	215,577,212		—	—
Credit Suisse Securities (USA) LLC	29,443,944	29,443,944		—	—
Deutsche Bank Securities Inc.	14,913,458	14,913,458		—	—
Goldman Sachs & Co.	49,698,074	49,698,074		—	—
HSBC Bank PLC	33,783,635	33,783,635		—	—
ING Financial Markets LLC	4,045,260	4,045,260		—	—
JPMorgan Securities LLC	270,791,759	270,791,759		—	—
Merrill Lynch, Pierce, Fenner & Smith	124,334,654	124,334,654		—	—
Mizuho Securities USA Inc.	32,634,573	32,634,573		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	56,144,921	56,144,921		—	—
National Financial Services LLC	34,981,163	34,981,163		—	—
Nomura Securities International Inc.	4,171,585	4,171,585		—	—
SG Americas Securities LLC	400,428	400,428		—	—
State Street Bank & Trust Company	93,724,262	93,724,262		—	—
TD Prime Services LLC	27,209,978	27,209,978		—	—
UBS Securities LLC	40,931,618	40,931,618		—	—
Wells Fargo Bank, National Association	1,917,572	1,917,572		—	—
Wells Fargo Securities LLC	11,588,926	11,588,926		—	—

	$1,183,277,315	$1,183,277,315		$—	$—

Core S&P Mid-Cap
Barclays Bank PLC	$109,542,905	$109,542,905		$—	$—
Barclays Capital Inc.	10,923,726	10,923,726		—	—
BNP Paribas New York Branch	61,470,248	61,470,248		—	—
BNP Paribas Prime Brokerage International Ltd.	21,845,673	21,845,673		—	—
BNP Paribas Securities Corp.	3,182,985	3,182,985		—	—
Citigroup Global Markets Inc.	412,656,074	412,656,074		—	—
Credit Suisse Securities (USA) LLC	59,021,600	59,021,600		—	—
Deutsche Bank Securities Inc.	17,093,781	17,093,781		—	—
Goldman Sachs & Co.	391,985,108	391,985,108		—	—
HSBC Bank PLC	116,163,409	116,163,409		—	—
ING Financial Markets LLC	3,763,584	3,763,584		—	—
Jefferies LLC	7,847,408	7,847,408		—	—
JPMorgan Securities LLC	408,990,229	408,990,229		—	—
Merrill Lynch, Pierce, Fenner & Smith	333,725,724	333,725,724		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending) .	402,605,108	402,605,108		—	—
National Financial Services LLC	68,714,985	68,714,985		—	—
Nomura Securities International Inc.	6,821,153	6,821,153		—	—
RBC Capital Markets LLC	24,872,288	24,872,288		—	—
Scotia Capital (USA) Inc.	10,548,851	10,548,851		—	—
SG Americas Securities LLC	28,684,038	28,684,038		—	—
State Street Bank & Trust Company	212,482,613	212,482,613		—	—
TD Prime Services LLC	85,305,778	85,305,778		—	—
UBS AG	34,795,262	34,795,262		—	—
UBS Securities LLC	64,803,211	64,803,211		—	—
Wells Fargo Bank, National Association	14,141,121	14,141,121		—	—
Wells Fargo Securities LLC	170,505,995	170,505,995		—	—

	$3,082,492,857	$3,082,492,857		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P Small-Cap
Barclays Bank PLC	$114,103,650	$114,103,650		$—	$—
Barclays Capital Inc.	47,506,241	47,506,241		—	—
BNP Paribas New York Branch	76,300,992	76,300,992		—	—
BNP Paribas Prime Brokerage International Ltd.	31,758,496	31,758,496		—	—
BNP Paribas Securities Corp.	79,686,618	79,686,618		—	—
Citigroup Global Markets Inc.	414,508,666	414,508,666		—	—
Credit Suisse Securities (USA) LLC	132,272,021	132,272,021		—	—
Deutsche Bank Securities Inc.	91,058,052	91,058,052		—	—
Goldman Sachs & Co.	625,144,077	625,144,077		—	—
HSBC Bank PLC	43,667,629	43,667,629		—	—
ING Financial Markets LLC	2,926,730	2,926,730		—	—
Jefferies LLC	12,376,716	12,376,716		—	—
JPMorgan Securities LLC	404,478,070	404,478,070		—	—
Merrill Lynch, Pierce, Fenner & Smith	356,228,271	356,228,271		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	592,659,405	592,659,405		—	—
National Financial Services LLC	228,283,055	228,283,055		—	—
Scotia Capital (USA) Inc.	8,688,170	8,688,170		—	—
SG Americas Securities LLC	32,254,194	32,254,194		—	—
State Street Bank & Trust Company	97,906,405	97,906,405		—	—
TD Prime Services LLC	14,786,974	14,786,974		—	—
UBS AG	3,471,959	3,471,959		—	—
UBS Securities LLC	69,399,844	69,399,844		—	—
Wells Fargo Securities LLC	164,150,976	164,150,976		—	—

	$3,643,617,211	$3,643,617,211		$—	$—

Core S&P Total U.S. Stock Market
Barclays Bank PLC	$17,882,223	$17,882,223		$—	$—
Barclays Capital Inc.	14,045,043	14,045,043		—	—
BNP Paribas New York Branch	8,303,199	8,303,199		—	—
BNP Paribas Prime Brokerage International Ltd.	6,533,886	6,533,886		—	—
BNP Paribas Securities Corp.	1,550,880	1,550,880		—	—
Citigroup Global Markets Inc.	45,245,201	45,245,201		—	—
Credit Suisse Securities (USA) LLC	10,718,947	10,718,947		—	—
Deutsche Bank Securities Inc.	8,678,596	8,678,596		—	—
Goldman Sachs & Co.	39,081,654	39,081,654		—	—
HSBC Bank PLC	7,714,493	7,714,493		—	—
ING Financial Markets LLC	1,117,260	1,117,260		—	—
Jefferies LLC	1,303,735	1,303,735		—	—
JPMorgan Securities LLC	51,009,751	51,009,751		—	—
Merrill Lynch, Pierce, Fenner & Smith	53,027,729	53,027,729		—	—
Mizuho Securities USA Inc.	980,846	980,846		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	68,798,516	68,798,516		—	—
National Financial Services LLC	5,775,202	5,775,202		—	—
Nomura Securities International Inc.	383,777	383,777		—	—
RBC Capital Markets LLC	2,007,911	2,007,911		—	—
Scotia Capital (USA) Inc.	2,110,862	2,110,862		—	—
SG Americas Securities LLC	1,846,943	1,846,943		—	—
State Street Bank & Trust Company	6,897,246	6,897,246		—	—
TD Prime Services LLC	22,787,091	22,787,091		—	—
UBS AG	1,479,432	1,479,432		—	—
UBS Securities LLC	5,042,077	5,042,077		—	—
Wells Fargo Bank, National Association	3,654,461	3,654,461		—	—
Wells Fargo Securities LLC	23,739,384	23,739,384		—	—

	$411,716,345	$411,716,345		$—	$—

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Core S&P U.S. Growth
Barclays Capital Inc.	$6,159,398	$6,159,398		$—	$—
Citigroup Global Markets Inc.	3,517,148	3,517,148		—	—
Deutsche Bank Securities Inc.	2,761	2,761		—	—
Goldman Sachs & Co.	1,537,232	1,537,232		—	—
HSBC Bank PLC	1,791,138	1,791,138		—	—
Jefferies LLC	299,585	299,585		—	—
JPMorgan Securities LLC	3,128,428	3,128,428		—	—
Merrill Lynch, Pierce, Fenner & Smith	568,115	568,115		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,239,532	3,239,532		—	—
National Financial Services LLC	1,015,334	1,015,334		—	—
Scotia Capital (USA) Inc.	186,505	186,505		—	—
State Street Bank & Trust Company	326,282	326,282		—	—
Wells Fargo Bank, National Association	80,255	80,255		—	—
Wells Fargo Securities LLC	348,480	348,480		—	—

	$22,200,193	$22,200,193		$—	$—

Core S&P U.S. Value
Barclays Bank PLC	$2,317,568	$2,317,568		$—	$—
Barclays Capital Inc.	3,364,188	3,364,188		—	—
BNP Paribas New York Branch	2,301,334	2,301,334		—	—
BNP Paribas Prime Brokerage International Ltd.	1,134,298	1,134,298		—	—
Citigroup Global Markets Inc.	7,625,320	7,625,320		—	—
Credit Suisse Securities (USA) LLC	922,743	915,794		—	(6,949	)(b)
Deutsche Bank Securities Inc.	29,101	29,101		—	—
Goldman Sachs & Co.	2,507,481	2,507,481		—	—
HSBC Bank PLC	49,601	49,601		—	—
Jefferies LLC	91,650	91,650		—	—
JPMorgan Securities LLC	9,211,716	9,211,716		—	—
Merrill Lynch, Pierce, Fenner & Smith	6,280,703	6,280,703		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	17,277,777	17,277,777		—	—
National Financial Services LLC	364,283	363,568		—	(715	)(b)
Nomura Securities International Inc.	44,963	44,963		—	—
State Street Bank & Trust Company	331,732	331,732		—	—
TD Prime Services LLC	2,661,228	2,661,228		—	—
UBS AG	445,902	445,902		—	—
UBS Securities LLC	19,320	19,320		—	—
Wells Fargo Securities LLC	1,440,991	1,440,991		—	—

	$58,421,899	$58,414,235		$—	$(7,664)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Notes to Financial Statements (unaudited) (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Core S&P 500	0.04%
Core S&P Mid-Cap	0.07
Core S&P Small-Cap	0.07
Core S&P Total U.S. Stock Market	0.03
Core S&P U.S. Growth	0.04
Core S&P U.S. Value	0.04

Prior to June 26, 2018, for its investment advisory services to each of the iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF, BFA was entitled to an annual investment advisory fee of 0.05%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Expense Waivers: The total of the investment advisory fee and any other fund expenses are a fund’s total annual operating expenses. Effective June 1, 2018, BFA contractually agreed to waive a portion of its investment advisory fee for each of the iShares S&P U.S. Growth ETF and iShares S&P U.S. Value ETF through May 30, 2023 such that each Fund’s total annual operating expenses after fee waiver will not exceed 0.04% of average daily net assets. The contractual waiver for each Fund was terminated effective June 26, 2018, pursuant to a written agreement between the Trust and BFA and in conjunction with permanent annual advisory fee reductions for the Funds from 0.05% to 0.04%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Core S&P 500	$1,055,428
Core S&P Mid-Cap	3,216,116
Core S&P Small-Cap	6,808,235
Core S&P Total U.S. Stock Market	685,187
Core S&P U.S. Growth	36,062
Core S&P U.S. Value	47,541

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$1,428,570,577	$352,808,464
Core S&P Mid-Cap	854,563,447	982,114,443
Core S&P Small-Cap	378,308,810	621,522,285
Core S&P Total U.S. Stock Market	46,774,442	5,775,659
Core S&P U.S. Growth	33,411,530	9,441,676
Core S&P U.S. Value	14,423,254	8,883,982

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.   PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Core S&P 500	$4,202,700,221	$3,406,482,290
Core S&P Mid-Cap	4,602,816,487	3,691,398,651
Core S&P Small-Cap	3,800,722,744	2,852,069,966
Core S&P Total U.S. Stock Market	305,370,625	189,128,951
Core S&P U.S. Growth	119,113,310	95,243,690
Core S&P U.S. Value	135,614,252	95,113,498

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Core S&P 500	$24,674,384,938	$15,012,604,169
Core S&P Mid-Cap	5,791,679,397	3,486,374,937
Core S&P Small-Cap	7,510,215,820	2,800,375,744
Core S&P Total U.S. Stock Market	1,770,928,454	209,837,606
Core S&P U.S. Growth	1,129,117,900	16,762,371
Core S&P U.S. Value	1,068,476,832	97,017,363

N O T E S T O F I N A N C I A L S T A T E M E N T S	67

Notes to Financial Statements (unaudited) (continued)

8.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Core S&P 500	$70,699,076	$79,675,890	$150,374,966
Core S&P Mid-Cap	130,714,157	—	130,714,157
Core S&P Small-Cap	52,297,035	—	52,297,035
Core S&P Total U.S. Stock Market	113,165,436	2,298,724	115,464,160
Core S&P U.S. Growth	61,326,366	15,920,828	77,247,194
Core S&P U.S. Value	—	12,829,303	12,829,303

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Core S&P 500	$140,937,102,758	$32,158,347,558	$(6,208,855,128)	$25,949,492,430
Core S&P Mid-Cap	46,598,135,375	9,635,191,024	(2,614,652,093)	7,020,538,931
Core S&P Small-Cap	42,746,682,567	10,335,073,344	(2,529,155,594)	7,805,917,750
Core S&P Total U.S. Stock Market	13,293,935,426	3,511,405,294	(394,780,771)	3,116,624,523
Core S&P U.S. Growth	4,457,393,041	1,034,923,448	(65,518,033)	969,405,415
Core S&P U.S. Value	4,489,837,277	427,717,485	(192,465,057)	235,252,428

9.   PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended		Year Ended
	09/30/18		03/31/18
iShares ETF	Shares	Amount	Shares	Amount

Core S&P 500
Shares sold	89,250,000	$24,797,134,113	213,900,000	$55,004,532,867
Shares redeemed	(54,600,000)	(15,209,351,270)	(114,000,000)	(29,978,069,211)

Net increase	34,650,000	$9,587,782,843	99,900,000	$25,026,463,656

Core S&P Mid-Cap
Shares sold	29,900,000	$5,943,041,895	52,650,000	$9,519,471,168
Shares redeemed	(18,200,000)	(3,614,011,406)	(43,500,000)	(7,777,125,697)

Net increase	11,700,000	$2,329,030,489	9,150,000	$1,742,345,471

Core S&P Small-Cap
Shares sold	94,150,000	$7,967,809,303	138,600,000	$10,257,965,488
Shares redeemed	(34,350,000)	(2,949,645,486)	(96,000,000)	(7,104,361,059)

Net increase	59,800,000	$5,018,163,817	42,600,000	$3,153,604,429

Core S&P Total U.S. Stock Market
Shares sold	28,050,000	$1,784,640,676	84,050,000	$4,839,407,965
Shares redeemed	(3,300,000)	(214,680,216)	(18,500,000)	(1,101,019,173)

Net increase	24,750,000	$1,569,960,460	65,550,000	$3,738,388,792

Core S&P U.S. Growth
Shares sold	19,400,000	$1,135,951,221	43,800,000	$2,224,933,694
Shares redeemed	(300,000)	(16,848,853)	(11,850,000)	(624,995,530)

Net increase	19,100,000	$1,119,102,368	31,950,000	$1,599,938,164

Core S&P U.S. Value
Shares sold	19,450,000	$1,075,136,367	39,500,000	$2,092,462,962
Shares redeemed	(1,750,000)	(97,851,565)	(8,350,000)	(451,296,470)

Net increase	17,700,000	$977,284,802	31,150,000	$1,641,166,492

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.   LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the

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Notes to Financial Statements (unaudited) (continued)

event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Core S&P 500 ETF, iShares Core S&P Total U.S. Stock Market ETF and iShares Core S&P U.S. Value ETF received proceeds of $3,938,764, $41,582 and $255,306, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

I. iShares Core S&P 500 ETF, iShares Core S&P Mid-Cap ETF, iShares Core S&P Small-Cap ETF and iShares Core S&P Total U.S. Stock Market ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) ( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Core S&P U.S. Growth ETF and iShares Core S&P U.S. Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for any breakpoints in the Funds’ investment advisory fee rates as the assets of the Fund increase. However, the Board noted that during the June 12-14, 2018 meeting, the Board approved a permanent reduction to the advisory fee rates charged to the Funds. In addition, the Board noted that, should additional material economies of scale exist in the future that are not otherwise shared, a breakpoint structure for the Funds may be appropriate, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Core S&P 500	$2.535042	$—	$0.023539	$2.558581	99%	—%	1%	100%
Core S&P Mid-Cap	1.610340	—	0.079853	1.690193	95	—	5	100
Core S&P Small-Cap	0.511846	—	0.022823	0.534669	96	—	4	100
Core S&P Total U.S. Stock Market	0.547738	—	0.009530	0.557268	98	—	2	100
Core S&P U.S. Growth	0.341507	—	0.005377	0.346884	98	—	2	100
Core S&P U.S. Value	0.642693	—	0.005706	0.648399	99	—	1	100

S U P P L E M E N T A L I N F O R M A T I O N	75

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds ‘Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS                             Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	77

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

}  iShares Global 100 ETF | IOO | NYSE Arca

}  iShares Global Clean Energy ETF | ICLN | NASDAQ

}  iShares Global Infrastructure ETF | IGF | NASDAQ

}  iShares Global Timber & Forestry ETF | WOOD | NASDAQ

Fund Summary as of September 30, 2018	iShares® Global 100 ETF

Investment Objective

The iShares Global 100 ETF (the “Fund”) seeks to track the investment results of an index composed of 100 large-capitalization global equities, as represented by the S&P Global 100TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.06%	13.59%	9.32%	7.79%	13.59%	56.16%	111.73%
Fund Market	8.49	13.18	9.25	7.65	13.18	55.62	109.00
Index	9.01	13.52	9.19	7.63	13.52	55.19	108.61

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$1,090.60	$2.10		$1,000.00	$1,023.10	$2.03		0.40%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Information Technology	21.6%
Health Care	13.7
Financials	13.6
Consumer Discretionary	12.9
Consumer Staples	11.3
Energy	9.6
Communication Services	6.7
Industrials	5.7
Materials	3.6
Other (each representing less than 1%)	1.3

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	64.3%
United Kingdom	9.7
Switzerland	6.5
France	5.1
Germany	4.9
Japan	4.1
South Korea	1.8
Netherlands	1.5
Spain	1.5
Australia	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® Global Clean Energy ETF

Investment Objective

The iShares Global Clean Energy ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the clean energy sector, as represented by the S&P Global Clean Energy Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(7.94	)%(a)	(1.63)%	(0.66)%	(11.07)%	(1.63)%	(3.27)%	(69.08)%
Fund Market	(8.72)		(2.19)	(0.75)	(11.22)	(2.19)	(3.67)	(69.60)
Index	(8.21)		(1.85)	(1.56)	(12.20)	(1.85)	(7.57)	(72.77)

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$920.60	$2.21		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Renewable Electricity	35.8%
Electric Utilities	21.0
Heavy Electrical Equipment	13.7
Semiconductor Equipment	10.1
Environmental & Facilities Services	9.2
Semiconductors	6.4
Electrical Components & Equipment	2.2
Paper Packaging	1.6

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	26.3%
China	24.3
New Zealand	11.7
Austria	9.8
Canada	6.7
Denmark	5.6
Brazil	5.6
Spain	4.5
United Kingdom	3.1
Germany	2.4

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Global Infrastructure ETF

Investment Objective

The iShares Global Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of developed market equities in the infrastructure industry, as represented by the S&P Global Infrastructure Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.51%	(3.61)%	5.38%	5.30%	(3.61)%	29.97%	67.63%
Fund Market	0.01	(3.94)	5.31	5.14	(3.94)	29.53	65.15
Index	0.41	(3.78)	5.23	5.12	(3.78)	29.05	64.74

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$1,005.10	$2.31		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Electric Utilities	25.2%
Airport Services	21.9
Oil & Gas Storage & Transportation	19.5
Highways & Railtracks	14.8
Multi-Utilities	13.0
Marine Ports & Services	3.7
Gas Utilities	1.2
Other (each representing less than 1%)	0.7

TEN LARGEST COUNTRIES

Country	Percent of Total Investments	(a)
United States	37.5%
Australia	9.3
Canada	9.2
Italy	7.6
Spain	7.4
France	6.4
China	5.4
United Kingdom	4.1
Mexico	4.0
Germany	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® Global Timber & Forestry ETF

Investment Objective

The iShares Global Timber & Forestry ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in or related to the timber and forestry industry, as represented by the S&P Global Timber & Forestry Index™ (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns

	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.21	)%(a)	14.79%	10.45%	7.44%	14.79%	64.38%	104.99%
Fund Market	(2.73)		14.16	10.34	7.32	14.16	63.53	102.70
Index	(2.18)		14.96	10.35	7.00	14.96	63.62	96.68

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 9 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$977.90	$2.28		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 9 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Paper Products	39.2%
Specialized REITs	22.3
Forest Products	20.2
Paper Packaging	15.3
Homebuilding	3.0

ALLOCATION BY COUNTRY

Country	Percent of Total Investments	(a)
United States	36.2%
Brazil	12.2
Canada	12.0
Sweden	10.8
Japan	9.0
Finland	8.3
United Kingdom	4.1
Ireland	3.9
South Africa	3.5

(a)	Excludes money market funds.

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	9

Schedule of Investments (unaudited)	iShares® Global 100 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
BHP Billiton Ltd.	493,113	$12,355,708

France — 5.1%
AXA SA	294,262	7,912,327
Cie. de Saint-Gobain	81,260	3,505,873
Engie SA	273,747	4,026,926
L’Oreal SA	40,270	9,714,874
LVMH Moet Hennessy Louis Vuitton SE	42,509	15,039,376
Orange SA	319,877	5,103,061
Sanofi	176,057	15,655,764
Schneider Electric SE	81,839	6,587,378
Societe Generale SA	112,422	4,827,472
TOTAL SA(a)	387,765	25,149,715
Vivendi SA	126,189	3,249,423

		100,772,189

Germany — 4.9%
Allianz SE, Registered	65,916	14,699,790
BASF SE	141,049	12,541,060
Bayer AG, Registered	146,015	12,975,817
Daimler AG, Registered	151,595	9,569,813
Deutsche Bank AG, Registered	306,098	3,494,175
Deutsche Telekom AG, Registered	485,642	7,832,153
E.ON SE	349,564	3,564,842
Linde AG	29,456	6,969,215
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	23,091	5,115,951
RWE AG	89,848	2,217,616
Siemens AG, Registered	132,419	16,970,800

		95,951,232

Japan — 4.1%
Bridgestone Corp.	101,800	3,847,580
Canon Inc.	190,250	6,046,595
Honda Motor Co. Ltd.	277,900	8,413,946
Mitsubishi UFJ Financial Group Inc.	1,981,800	12,372,183
Nissan Motor Co. Ltd.	293,700	2,749,922
Panasonic Corp.	381,200	4,441,768
Seven & i Holdings Co. Ltd.	117,620	5,239,752
Sony Corp.	196,000	12,020,390
Toyota Motor Corp.	412,600	25,772,743

		80,904,879

Netherlands —1.5%
ING Groep NV	600,805	7,804,583
Koninklijke Philips NV	150,514	6,859,139
Unilever NV, CVA	262,871	14,644,892

		29,308,614

South Korea —1.8%
Samsung Electronics Co. Ltd., GDR	33,033	34,585,551
Samsung Electronics Co. Ltd., GDR, New	76	79,572

		34,665,123

Spain — 1.5%
Banco Bilbao Vizcaya Argentaria SA	1,058,806	6,751,617
Banco Santander SA	2,495,757	12,567,837
Repsol SA	191,424	3,816,447
Telefonica SA	709,507	5,618,659

		28,754,560

Switzerland — 6.5%
ABB Ltd., Registered	299,112	7,101,154

Security	Shares	Value

Switzerland (continued)
Credit Suisse Group AG, Registered	381,082	$5,754,463
Nestle SA, Registered	468,275	39,224,263
Novartis AG, Registered	393,797	34,025,867
Roche Holding AG, NVS	110,443	26,881,474
Roche Holding AG Bearer	1,301	318,058
Swiss Re AG	46,042	4,270,480
UBS Group AG, Registered	598,041	9,489,799

		127,065,558

United Kingdom — 9.6%
Anglo American PLC	220,664	4,958,050
AstraZeneca PLC	194,851	15,151,707
Aviva PLC	592,613	3,782,840
Barclays PLC	2,467,853	5,528,229
BP PLC	3,024,756	23,244,537
Diageo PLC	382,615	13,566,422
GlaxoSmithKline PLC	749,480	15,020,054
HSBC Holdings PLC	3,138,603	27,414,204
National Grid PLC	546,282	5,637,766
Prudential PLC	406,317	9,322,843
Rio Tinto PLC	175,908	8,900,439
Royal Dutch Shell PLC, Class A	699,798	24,059,942
Royal Dutch Shell PLC, Class B	579,100	20,306,659
Standard Chartered PLC	432,868	3,592,359
Vodafone Group PLC	4,088,372	8,770,218

		189,256,269

United States — 64.0%
3M Co.	91,768	19,336,435
Alphabet Inc., Class A(b)	40,629	49,042,453
Alphabet Inc., Class C, NVS(b)	36,455	43,507,949
Amazon.com Inc.(b)	63,563	127,316,689
American Tower Corp.	68,911	10,012,768
Aon PLC	37,257	5,729,381
Apple Inc.	709,055	160,062,076
Bristol-Myers Squibb Co.	253,569	15,741,564
Caterpillar Inc.	91,805	13,999,344
Chevron Corp.	295,776	36,167,489
Citigroup Inc.	389,245	27,924,436
Coca-Cola Co. (The)	588,478	27,181,799
Colgate-Palmolive Co.	129,872	8,694,930
DowDuPont Inc.	370,481	23,825,633
Emerson Electric Co.	100,026	7,659,991
Exxon Mobil Corp.	650,848	55,335,097
Ford Motor Co.	593,866	5,493,261
General Electric Co.	1,356,772	15,317,956
Goldman Sachs Group Inc. (The)	55,784	12,509,004
HP Inc.	264,750	6,822,608
Intel Corp.	717,565	33,933,649
International Business Machines Corp.	154,963	23,431,955
Johnson & Johnson	414,454	57,265,109
Johnson Controls International PLC	154,183	5,396,405
JPMorgan Chase & Co.	519,599	58,631,551
Kimberly-Clark Corp.	50,419	5,729,615
Marsh & McLennan Companies Inc.	76,591	6,335,608
McDonald’s Corp.	119,893	20,056,900
Merck & Co. Inc.	410,325	29,108,456
Microsoft Corp.	1,230,945	140,783,180
Morgan Stanley	216,158	10,066,478
NIKE Inc., Class B	202,745	17,176,556
PepsiCo Inc.	217,410	24,306,438

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Pfizer Inc.	905,678	$39,913,230
Philip Morris International Inc.	240,556	19,614,936
Procter & Gamble Co. (The)	382,220	31,812,171
Texas Instruments Inc.	160,830	17,255,451
Twenty-First Century Fox Inc., Class A, NVS	166,870	7,731,087
United Technologies Corp.	116,463	16,282,692
Walmart Inc.	221,234	20,776,085

		1,257,288,415

Total Common Stocks — 99.6% (Cost: $1,476,203,355)		1,956,322,547

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2 24%(c)(d)(e)	310,119	310,212
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,762,288	1,762,288

		2,072,500

Total Short-Term Investments — 0.1% (Cost: $2,072,500)		2,072,500

Total Investments in Securities — 99.7% (Cost: $1,478,275,855)		1,958,395,047

Other Assets, Less Liabilities — 0.3%		5,391,417

Net Assets — 100.0%		$1,963,786,464

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	13,195,096	(12,884,977)	310,119	$310,212	$8,139	(b)	$(1,310)	$1,316
BlackRock Cash Funds: Treasury, SL Agency Shares	1,560,075	202,213	1,762,288	1,762,288	16,201		—	—

				$2,072,500	$24,340		$(1,310)	$1,316

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® Global 100 ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,956,322,547	$—	$—	$1,956,322,547
Money Market Funds	2,072,500	—	—	2,072,500

	$1,958,395,047	$—	$—	$1,958,395,047

See notes to financial statements.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Clean Energy ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 9.7%
Verbund AG	324,993	$16,012,668

Canada — 6.7%
Boralex Inc., Class A	246,512	3,438,505
Canadian Solar Inc.(a)(b)	192,499	2,791,235
Innergex Renewable Energy Inc.	480,221	4,822,272

		11,052,012

China — 24.0%
Beijing Enterprises Clean Energy Group Ltd.(a)(b)	147,780,000	2,662,907
China Everbright Greentech Ltd., Class L(b)(c)	2,493,000	2,128,237
China Everbright International Ltd.	6,888,000	5,950,604
China Longyuan Power Group Corp. Ltd., Class H	11,011,000	9,259,208
GCL-Poly Energy Holdings Ltd.(a)	52,885,000	3,717,204
Huaneng Renewables Corp. Ltd., Class H	20,384,000	6,069,690
JinkoSolar Holding Co. Ltd., ADR(a)(b)	113,972	1,227,479
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	2,801,400	3,010,872
Xinyi Solar Holdings Ltd.	18,878,000	5,814,257

		39,840,458

Denmark — 5.6%
Vestas Wind Systems A/S	136,798	9,255,734

Germany — 2.4%
Nordex SE(a)(b)	267,557	2,879,570
SMA Solar Technology AG	47,714	1,118,371

		3,997,941

New Zealand — 11.6%
Contact Energy Ltd.	2,429,945	9,391,736
Meridian Energy Ltd.	4,488,345	9,774,679

		19,166,415

Spain — 4.4%
Siemens Gamesa Renewable Energy SA(a)(b)	576,995	7,304,956

United Kingdom — 3.1%
Atlantica Yield PLC	250,572	5,156,772

United States — 26.0%
Covanta Holding Corp.	564,655	9,175,644
First Solar Inc.(a)(b)	133,884	6,482,663
Ormat Technologies Inc.(b)	154,846	8,378,717
Pattern Energy Group Inc., Class A	379,827	7,547,163
SolarEdge Technologies Inc.(a)(b)	155,732	5,863,310

Security	Shares	Value

United States (continued)
Sunrun Inc.(a)(b)	286,726	$3,566,871
TerraForm Power Inc., Class A	178,885	2,066,122

		43,080,490

Total Common Stocks — 93.5% (Cost: $156,398,972)		154,867,446

Preferred Stocks

Brazil — 5.5%
Cia. Energetica de Minas Gerais, ADR, Preference Shares(b)	3,991,041	6,824,680
Cia. Paranaense de Energia, Class B, ADR,Preference Shares	436,761	2,301,731

		9,126,411

Total Preferred Stocks — 5.5% (Cost: $13,834,412)		9,126,411

Short-Term Investments

Money Market Funds — 19.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	31,478,598	31,488,042

BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	65,043	65,043

		31,553,085

Total Short-Term Investments — 19.0% (Cost: $31,549,060)		31,553,085

Total Investments in Securities — 118.0% (Cost: $201,782,444)		195,546,942

Other Assets, Less Liabilities — (18.0)%		(29,817,739)

Net Assets — 100.0%		$165,729,203

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1993, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® Global Clean Energy ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation	)
BlackRock Cash Funds: Institutional, SL Agency Shares	16,955,742	14,522,856	31,478,598	$31,488,042	$301,509	(b)	$2,272		$4,025
BlackRock Cash Funds: Treasury, SL Agency Shares	177,914	(112,871)	65,043	65,043	1,819		—		—

				$31,553,085	$303,328		$2,272		$4,025

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$154,867,446	$—	$—	$154,867,446
Preferred Stocks	9,126,411	—	—	9,126,411
Money Market Funds	31,553,085	—	—	31,553,085

	$195,546,942	$—	$—	$195,546,942

See notes to financial statements.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Infrastructure ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 9.3%
Atlas Arteria Ltd.	6,541,170	$33,035,399
Qube Holdings Ltd.(a)	14,417,366	28,478,511
Sydney Airport	10,975,247	54,714,474
Transurban Group	16,070,290	130,462,373

		246,690,757

Brazil — 0.4%
Cia. de Saneamento Basico do Estado de Sao Paulo, ADR	452,366	2,668,959
Ultrapar Participacoes SA, ADR	839,367	7,772,539

		10,441,498

Canada — 9.1%
Enbridge Inc.	3,270,282	105,450,529
Inter Pipeline Ltd.	763,294	13,227,438
Keyera Corp.	389,520	10,429,589
Pembina Pipeline Corp.	976,192	33,146,423
TransCanada Corp.	1,735,704	70,174,757
Westshore Terminals Investment Corp.	453,133	9,409,013

		241,837,749

Chile — 0.2%
Enel Americas SA, ADR	744,527	5,755,194

China — 5.4%
Beijing Capital International Airport Co. Ltd., Class H	14,186,000	17,240,969
Beijing Enterprises Water Group Ltd.(a)	7,492,000	3,992,593
China Gas Holdings Ltd.	3,014,000	8,531,751
China Merchants Port Holdings Co. Ltd.(a)	12,548,000	24,021,910
China Resources Power Holdings Co. Ltd.	2,616,000	4,626,952
COSCO SHIPPING Ports Ltd.	16,458,000	18,109,290
Guangdong Investment Ltd.	4,022,000	7,144,603
Jiangsu Expressway Co. Ltd., Class H	12,158,000	15,599,729
Kunlun Energy Co. Ltd.	6,514,000	7,583,808
Shenzhen Expressway Co. Ltd., Class H	6,562,000	6,591,435
Shenzhen International Holdings Ltd.	9,840,500	20,322,621
Zhejiang Expressway Co. Ltd., Class H	11,738,000	9,765,541

		143,531,202

France — 6.3%
Aeroports de Paris	325,090	73,215,067
Engie SA	2,463,881	36,244,654
Getlink, Registered	4,604,710	58,832,054

		168,291,775

Germany — 2.5%
E.ON SE	2,968,302	30,270,643
Fraport AG Frankfurt Airport Services Worldwide	348,969	30,845,410
Hamburger Hafen und Logistik AG	209,364	4,921,886

		66,037,939

Hong Kong — 2.0%
CLP Holdings Ltd.	2,465,500	28,877,439
Hong Kong & China Gas Co. Ltd.	12,108,530	24,047,152

		52,924,591

Italy — 7.5%
ASTM SpA	354,270	7,678,300
Atlantia SpA	4,677,674	97,089,787
Enav SpA(b)	2,532,778	12,349,762
Enel SpA	10,435,844	53,478,858
Snam SpA	4,556,025	18,992,345
Societa Iniziative Autostradali e Servizi SpA	678,009	10,040,716

		199,629,768

Security	Shares	Value

Mexico — 4.0%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	425,913	$24,255,745
Grupo Aeroportuario del Pacifico SAB de CV,ADR	364,742	39,822,532
Grupo Aeroportuario del Sureste SAB de CV, Series B, ADR	200,996	41,230,309

		105,308,586

Netherlands — 0.3%
Koninklijke Vopak NV(a)	135,333	6,671,110

New Zealand — 1.7%
Auckland International Airport Ltd.	9,305,879	45,036,139

Singapore — 0.7%
Hutchison Port Holdings Trust	53,188,700	13,297,175
SIA Engineering Co. Ltd.	2,451,700	5,293,311

		18,590,486

Spain — 7.4%
Aena SME SA(b)	737,407	128,046,435
Enagas SA	200,967	5,427,087
Iberdrola SA	8,422,232	62,000,969

		195,474,491

Switzerland — 1.4%
Flughafen Zurich AG,Registered	178,724	36,301,025

United Kingdom — 4.0%
BBA Aviation PLC	8,926,458	34,991,475
National Grid PLC	4,973,663	51,329,438
SSE PLC	1,384,182	20,685,781

		107,006,694

United States — 37.3%
American Electric Power Co. Inc.	662,830	46,981,390
Cheniere Energy Inc.(c)	423,038	29,396,911
Consolidated Edison Inc.	419,166	31,936,258
Dominion Energy Inc.	879,305	61,797,555
DTE Energy Co.	243,948	26,622,045
Duke Energy Corp.	958,001	76,659,240
Edison International	437,783	29,629,153
Eversource Energy	425,909	26,167,849
Exelon Corp.	1,296,276	56,595,410
Kinder Morgan Inc./DE	3,643,411	64,597,677
Macquarie Infrastructure Corp.	764,101	35,247,979
NextEra Energy Inc.	633,823	106,228,735
ONEOK Inc.	787,536	53,387,065
PG&E Corp.	695,408	31,995,722
PPL Corp.	941,260	27,541,268
Public Service Enterprise Group Inc.	678,768	35,832,163
Sempra Energy	367,050	41,751,938
Southern Co. (The)	1,363,383	59,443,499
Targa Resources Corp.	434,717	24,478,914
WEC Energy Group Inc.	423,631	28,281,606
Williams Companies Inc. (The)	2,306,874	62,723,904
Xcel Energy Inc.	684,590	32,319,494

		989,615,775

Total Common Stocks — 99.5% (Cost: $2,659,361,502)		2,639,144,779

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Global Infrastructure ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	6,723,596	$6,725,613
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	1,948,316	1,948,316

		8,673,929

Total Short-Term Investments — 0.3% (Cost: $8,671,912)		8,673,929

Total Investments in Securities — 99.8% (Cost: $2,668,033,414)		2,647,818,708

Other Assets, Less Liabilities — 0.2%		5,562,314

Net Assets — 100.0%		$2,653,381,022

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1993, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Non-income producing security.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	25,253,263	(18,529,667)	6,723,596	$6,725,613	$168,050	(b)	$2,773		$3,669
BlackRock Cash Funds: Treasury, SL Agency Shares	2,903,762	(955,446)	1,948,316	1,948,316	22,338		—		—

				$8,673,929	$190,388		$2,773		$3,669

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,639,144,779	$—	$—	$2,639,144,779
Money Market Funds	8,673,929	—	—	8,673,929

	$2,647,818,708	$—	$—	$2,647,818,708

See notes to financial statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Timber & Forestry ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil —12.1%
Fibria Celulose SA, ADR(a)	1,007,400	$18,667,123
Klabin SA	3,450,000	17,182,832
Suzano Papel e Celulose SA	1,570,001	18,901,892

		54,751,847

Canada — 11.9%
Canfor Corp.(b)	577,500	10,758,317
Interfor Corp.(b)	590,900	8,740,529
West Fraser Timber Co. Ltd.	506,400	28,798,904
Western Forest Products Inc.	3,519,800	5,745,612

		54,043,362

Finland — 8.3%
Stora Enso OYJ, Class R	990,900	18,961,570
UPM-Kymmene OYJ	470,200	18,459,433

		37,421,003

Ireland —3.9%
Smurfit Kappa Group PLC	442,900	17,521,423

Japan — 8.9%
Nippon Paper Industries Co. Ltd.	480,000	8,836,378
Oji Holdings Corp.	2,523,000	18,325,263
Sumitomo Forestry Co. Ltd.	770,000	13,388,652

		40,550,293

South Africa — 3.4%
Sappi Ltd.	2,496,400	15,656,249

Sweden — 10.7%
Holmen AB, Class B	445,900	11,597,251
Svenska Cellulosa AB SCA, Class B	3,244,100	36,733,782

		48,331,033

United Kingdom — 4.0%
Mondi PLC	665,500	18,259,459

United States — 35.8%
CatchMark Timber Trust Inc., Class A	437,800	5,004,054

Security	Shares	Value
United States (continued)
Domtar Corp.	282,500	$14,738,025
International Paper Co.	338,500	16,637,275
KapStone Paper and Packaging Corp.	399,900	13,560,609
PotlatchDeltic Corp.	563,676	23,082,532
Rayonier Inc.(a)	1,085,300	36,693,993
WestRock Co.	323,700	17,298,528
Weyerhaeuser Co.	1,090,500	35,190,435

		162,205,451

Total Common Stocks — 99.0% (Cost: $381,389,151)		448,740,120

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	1,166,626	1,166,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,134,194	1,134,194

		2,301,170

Total Short-Term Investments — 0.5% (Cost: $2,301,069)		2,301,170

Total Investments in Securities — 99.5% (Cost: $383,690,220)		451,041,290
Other Assets, Less Liabilities — 0.5%		2,165,854

Net Assets — 100.0%		$453,207,144

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,679,480	(512,854)	1,166,626	$1,166,976	$5,722	(b)	$651		$268
BlackRock Cash Funds: Treasury, SL Agency Shares	935,657	198,537	1,134,194	1,134,194	4,847		—		—

				$2,301,170	$10,569		$ 651		$ 268

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Global Timber & Forestry ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$448,740,120	$—	$—	$448,740,120
Money Market Funds	2,301,170	—	—	2,301,170

	$451,041,290	$—	$—	$451,041,290

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)

September 30, 2018

	iShares Global 100 ETF		iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,956,322,547		$163,993,857	$2,639,144,779	$448,740,120
Affiliated(c)	2,072,500		31,553,085	8,673,929	2,301,170
Foreign currency, at value(d)	2,080,259		261,476	958,752	526,544
Receivables:
Investments sold	—		—	193,967,314	13,065,368
Securities lending income — Affiliated	311		44,106	107,802	689
Dividends	2,720,048		1,352,044	4,754,747	2,362,578
Tax reclaims	1,453,678		67,119	254,801	—
Foreign withholding tax claims	85,909		—	—	762,814

Total assets	1,964,735,252		197,271,687	2,847,862,124	467,759,283

LIABILITIES
Collateral on securities loaned, at value	310,212		31,479,789	6,725,989	1,167,778
Payables:
Investments purchased	—		—	186,557,541	13,049,833
Securities related to in-kind transactions	—		—	190,958	—
Investment advisory fees	637,717		62,695	1,006,614	174,503
Professional fees	859		—	—	57,628
IRS compliance fee for foreign withholding tax claims	—		—	—	102,397

Total liabilities	948,788		31,542,484	194,481,102	14,552,139

NET ASSETS	$1,963,786,464		$165,729,203	$2,653,381,022	$453,207,144

NET ASSETS CONSIST OF:
Paid-in capital	$1,572,331,290		$240,107,428	$2,782,392,822	$375,751,854
Undistributed net investment income	9,412,473		1,593,972	26,501,841	219,022
Accumulated net realized gain (loss)	(98,063,148)		(69,737,847)	(135,313,682)	9,856,828
Net unrealized appreciation (depreciation)	480,105,849		(6,234,350)	(20,199,959)	67,379,440

NET ASSETS	$1,963,786,464		$165,729,203	$2,653,381,022	$453,207,144

Shares outstanding	40,100,000	(e)	19,300,000	62,800,000	6,000,000

Net asset value	$48.97	(e)	$8.59	$42.25	$75.53

Shares authorized	Unlimited		Unlimited	Unlimited	Unlimited

Par value	None		None	None	None

(a) Securities loaned, at value	$39		$30,035,458	$6,404,116	$1,124,580
(b) Investments, at cost — Unaffiliated	$1,476,203,355		$170,233,384	$2,659,361,502	$381,389,151
(c) Investments, at cost — Affiliated	$2,072,500		$31,549,060	$8,671,912	$2,301,069
(d) Foreign currency, at cost	$2,101,073		$261,614	$957,677	$525,880
(e) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S.	19

Statements of Operations (unaudited)

Six Months Ended September 30,2018

	iShares Global 100 ETF	iShares Global Clean Energy ETF	iShares Global Infrastructure ETF	iShares Global Timber & Forestry ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$29,384,066	$3,675,629	$64,789,938	$6,302,380
Dividends — Affiliated	16,201	1,819	22,338	4,847
Securities lending income — Affiliated — net	8,139	301,509	168,050	5,722
Foreign taxes withheld	(1,616,674)	(233,803)	(4,347,304)	(117,180)

Total investment income	27,791,732	3,745,154	60,633,022	6,195,769

EXPENSES
Investment advisory fees	3,762,862	400,220	6,082,733	1,173,272

Total expenses	3,762,862	400,220	6,082,733	1,173,272

Net investment income	24,028,870	3,344,934	54,550,289	5,022,497

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	2,275,171	(2,797,336)	(45,308,174)	(40,100)
Investments — Affiliated	(1,310)	2,272	2,773	651
In-kind redemptions — Unaffiliated	48,387,899	393,309	19,611,768	26,564,872
Foreign currency transactions	(183,552)	(5,521)	(445,334)	(118,949)

Net realized gain (loss)	50,478,208	(2,407,276)	(26,138,967)	26,406,474

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	90,037,204	(16,328,694)	(18,249,385)	(46,718,562)
Investments — Affiliated	1,316	4,025	3,669	268
Foreign currency translations	(72,609)	(876)	16,081	(37,224)

Net change in unrealized appreciation (depreciation)	89,965,911	(16,325,545)	(18,229,635)	(46,755,518)

Net realized and unrealized gain (loss)	140,444,119	(18,732,821)	(44,368,602)	(20,349,044)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$164,472,989	$(15,387,887)	$10,181,687	$(15,326,547)

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Global 100 ETF		iShares Global Clean Energy ETF

	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$24,028,870	$39,591,979	$3,344,934	$3,336,843
Net realized gain (loss)	50,478,208	7,949,605	(2,407,276)	(7,939,736)
Net change in unrealized appreciation (depreciation)	89,965,911	170,799,436	(16,325,545)	19,249,525

Net increase (decrease) in net assets resulting from operations	164,472,989	218,341,020	(15,387,887)	14,646,632

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(25,221,787)	(39,701,927)	(2,404,805)	(2,795,249)

Decrease in net assets resulting from distributions to shareholders	(25,221,787)	(39,701,927)	(2,404,805)	(2,795,249)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	44,027,917	10,918,122	27,312,726	64,123,047

NET ASSETS
Total increase in net assets	183,279,119	189,557,215	9,520,034	75,974,430
Beginning of period	1,780,507,345	1,590,950,130	156,209,169	80,234,739

End of period	$1,963,786,464	$1,780,507,345	$165,729,203	$156,209,169

Undistributed net investment income included in net assets at end of period	$9,412,473	$10,605,390	$1,593,972	$653,843

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	21

Statements of Changes in Net Assets (continued)

	iShares Global Infrastructure ETF		iShares Global Timber & Forestry ETF

	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$54,550,289	$62,203,127	$5,022,497	$3,919,707
Net realized gain (loss)	(26,138,967)	26,350,621	26,406,474	27,250,332
Net change in unrealized appreciation (depreciation)	(18,229,635)	(67,989,127)	(46,755,518)	73,096,864

Net increase (decrease) in net assets resulting from operations	10,181,687	20,564,621	(15,326,547)	104,266,903

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(42,498,105)	(56,003,952)	(5,618,134)	(3,786,938)

Decrease in net assets resulting from distributions to shareholders	(42,498,105)	(56,003,952)	(5,618,134)	(3,786,938)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	182,010,344	978,645,524	33,609,883	105,901,189

NET ASSETS
Total increase in net assets	149,693,926	943,206,193	12,665,202	206,381,154
Beginning of period	2,503,687,096	1,560,480,903	440,541,942	234,160,788

End of period	$2,653,381,022	$2,503,687,096	$453,207,144	$440,541,942

Undistributed net investment income included in net assets at end of period	$26,501,841	$14,449,657	$219,022	$814,659

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

		iShares Global 100 ETF

	Six Months Ended 09/30/18		Year Ended	Year Ended		Year Ended	Year Ended	Year Ended
	(unaudited)	(a)	03/31/18 (a)	03/31/17	(a)	03/31/16 (a)	03/31/15 (a)	03/31/14	(a)

Net asset value, beginning of period	$45.54		$40.90	$36.07		$38.43	$38.83	$33.84

Net investment income(b)	0.60		1.02	1.05		1.03	1.05	1.36	(c)
Net realized and unrealized gain (loss)(d)	3.48		4.65	4.84		(2.34)	(0.11)	4.55

Net increase (decrease) from investment operations	4.08		5.67	5.89		(1.31)	0.94	5.91

Distributions
From net investment income		(0.65)	(1.03)	(1.06)		(1.05)	(1.34)	(0.92)

Total distributions		(0.65)	(1.03)	(1.06)		(1.05)	(1.34)	(0.92)

Net asset value, end of period	$48.97		$45.54	$40.90		$36.07	$38.43	$38.83

Total Return
Based on net asset value	9.06	%(e)	13.97%	16.66	%(f)	(3.52)%	2.39%	17.77%

Ratios to Average Net Assets
Total expenses	0.40	%(g)	0.40%	0.40%		0.40%	0.40%	0.40%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.40%		N/A	N/A	N/A

Net investment income	2.55	%(g)	2.30%	2.78%		2.78%	2.70%	3.74	%(c)

Supplemental Data
Net assets, end of period (000)	$1,963,786		$1,780,507	$1,590,950		$1,630,166	$1,779,345	$1,611,435

Portfolio turnover rate(h)	5	%(e)	8%	5%		5%	12%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Vodafone Group PLC which represented $0.76 per share and 1.05% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Total return by 0.01%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	23

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Global Clean Energy ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$9.47		$8.54	$9.27	$11.86	$11.16	$7.42

Net investment income(a)	0.18		0.26	0.25	0.23	0.37	0.14
Net realized and unrealized gain (loss)(b)		(0.94)	0.90	(0.67)	(2.59)	0.60	3.82

Net increase (decrease) from investment operations		(0.76)	1.16	(0.42)	(2.36)	0.97	3.96

Distributions
From net investment income		(0.12)	(0.23)	(0.31)	(0.23)	(0.27)	(0.17)
Return of capital	—		—	—	—	—	(0.05)

Total distributions		(0.12)	(0.23)	(0.31)	(0.23)	(0.27)	(0.22)

Net asset value, end of period	$8.59		$9.47	$8.54	$9.27	$11.86	$11.16

Total Return
Based on net asset value	(8.03	)%(c)	13.90%	(4.39)%	(20.17)%	9.13%	54.02	%(d)

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.47%	0.47%	0.48%

Net investment income	3.84	%(e)	2.91%	2.86%	2.28%	3.45%	1.44%

Supplemental Data
Net assets, end of period (000)	$165,729		$156,209	$80,235	$83,418	$80,670	$55,800

Portfolio turnover rate(f)	27	%(c)	29%	35%	39%	32%	27%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

The total return presented was calculated for financial reporting purposes using the beginning net asset value as of March 31, 2013. For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. The Fund’s total return calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013) was 54.85%.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Global Infrastructure ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$42.73		$42.18	$39.18	$41.89	$41.48	$37.17

Net investment income(a)	0.89		1.44	1.29	1.26	1.30	1.46
Net realized and unrealized gain (loss)(b)		(0.67)	0.45	2.88	(2.80)	0.37	4.19

Net increase (decrease) from investment operations	0.22		1.89	4.17	(1.54)	1.67	5.65

Distributions
From net investment income		(0.70)	(1.34)	(1.17)	(1.17)	(1.26)	(1.34)

Total distributions		(0.70)	(1.34)	(1.17)	(1.17)	(1.26)	(1.34)

Net asset value, end of period	$42.25		$42.73	$42.18	$39.18	$41.89	$41.48

Total Return
Based on net asset value	0.51	%(c)	4.37%	10.85%	(3.55)%	3.99%	15.91%

Ratios to Average Net Assets
Total expenses	0.46	%(d)	0.47%	0.48%	0.47%	0.47%	0.48%

Net investment income	4.12	%(d)	3.24%	3.22%	3.21%	3.05%	3.84%

Supplemental Data
Net assets, end of period (000)	$2,653,381		$2,503,687	$1,560,481	$932,422	$1,227,295	$792,185

Portfolio turnover rate(e)	14	%(c)	11%	23%	17%	14%	16%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	25

Financial Highlights (continued)

(For a share outstanding throughout each period)

		iShares Global Timber & Forestry ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$78.11		$57.39	$47.07		$54.68	$51.70	$49.74

Net investment income(a)	0.78		0.82	1.06	(b)	0.66	0.55	0.79
Net realized and unrealized gain (loss)(c)		(2.56)	20.75	10.14		(7.30)	3.34	1.99

Net increase (decrease) from investment operations		(1.78)	21.57	11.20		(6.64)	3.89	2.78

Distributions
From net investment income		(0.80)	(0.85)		(0.88)	(0.97)	(0.91)		(0.82)

Total distributions		(0.80)	(0.85)		(0.88)	(0.97)	(0.91)		(0.82)

Net asset value, end of period	$75.53		$78.11	$57.39		$47.07	$54.68	$51.70

Total Return
Based on net asset value	(2.31	)%(d)	37.92%	24.18	%(b)	(12.25)%	7.60%	5.63	%(e)

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.47%		0.51%	0.47%	0.47%		0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.48%	N/A	N/A	N/A

Net investment income	1.96	%(f)	1.21%	2.09	%(b)	1.33%	1.06%		1.58%

Supplemental Data
Net assets, end of period (000)	$453,207		$440,542	$234,161		$180,739	$291,992	$327,283

Portfolio turnover rate(g)	5	%(d)	31%		17%	22%	12%		29%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.14.
•	Total return by 0.30%.
•	Ratio of net investment income to average net assets by 0.27%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 5.78%.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global 100	Diversified
Global Clean Energy	Non-diversified
Global Infrastructure	Diversified
Global Timber & Forestry	Non-diversified

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

3.    INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.    SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global 100
Natixis Securities Americas LLC	$39	$39		$—	$—

Global Clean Energy
Barclays Bank PLC	$524,900	$524,900		$—	$—
Barclays Capital Inc.	3,916,843	3,916,843		—	—
Citigroup Global Markets Inc.	3,198,242	3,198,242		—	—
Credit Suisse Securities (USA) LLC	1,103,844	1,103,844		—	—
Goldman Sachs & Co.	9,363,584	9,363,584		—	—
Jefferies LLC	1,560,556	1,560,556		—	—
JPMorgan Securities LLC	2,798,592	2,798,592		—	—
Macquarie Bank Limited	537,387	537,387		—	—
Morgan Stanley & Co. LLC	1,221,213	1,221,213		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	3,143,791	3,143,791		—	—
National Financial Services LLC	225,900	225,900		—	—
UBS AG	161,383	161,383		—	—
Wells Fargo Securities LLC	2,279,223	2,279,223		—	—

	$30,035,458	$30,035,458		$—	$—

Global Infrastructure
Morgan Stanley & Co. LLC	$5,882,553	$5,882,553		$—	$—
State Street Bank & Trust Company	521,563	521,563		—	—

	$6,404,116	$6,404,116		$—	$—

Global Timber & Forestry
Barclays Bank PLC	$1,066,031	$1,066,031		$—	$—
BNP Paribas Prime Brokerage International Ltd.	27,048	27,048		—	—
Merrill Lynch, Pierce, Fenner & Smith	31,501	31,501		—	—

	$1,124,580	$1,124,580		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

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Notes to Financial Statements (unaudited) (continued)

5.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Global 100 ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

For its investment advisory services to each of the iShares Global Clean Energy, iShares Global Infrastructure and iShares Global Timber & Forestry ETFs, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global 100	$2,194
Global Clean Energy	74,208
Global Infrastructure	38,073
Global Timber & Forestry	2,031

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global 100	$7,815,996	$8,540,025
Global Clean Energy	915,526	—
Global Infrastructure	34,590,982	4,044,870
Global Timber & Forestry	2,666,637	108,123

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Notes to Financial Statements (unaudited) (continued)

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of September 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Global 100	1	57%

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.   PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global 100	$92,330,319	$91,227,845
Global Clean Energy	47,770,016	46,936,925
Global Infrastructure	392,654,288	365,019,685
Global Timber & Forestry	27,871,593	25,233,741

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global 100	$162,402,182	$120,160,651
Global Clean Energy	28,576,437	1,679,995
Global Infrastructure	248,433,773	93,476,518
Global Timber & Forestry	102,006,587	71,628,390

7.   INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Global 100	$83,478,500	$6,005,251	$89,483,751
Global Clean Energy	49,703,513	10,242,130	59,945,643
Global Infrastructure	63,638,682	2,316,252	65,954,934
Global Timber & Forestry	12,474,580	—	12,474,580

(a) Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global 100	$1,537,333,460	$608,467,572	$(187,405,985)	$421,061,587
Global Clean Energy	209,167,372	16,106,627	(29,727,057)	(13,620,430)
Global Infrastructure	2,711,253,195	157,252,620	(220,687,107)	(63,434,487)
Global Timber & Forestry	387,765,286	76,343,199	(13,067,195)	63,276,004

8.    PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.    CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18			Year Ended 03/31/18
iShares ETF	Shares		Amount	Shares		Amount

Global 100
Shares sold	3,550,000	(a)	$165,583,004	2,000,000	(a)	$86,939,502
Shares redeemed	(2,550,000	)(a)	(121,555,087)	(1,800,000	)(a)	(76,021,380)

Net increase	1,000,000		$44,027,917	200,000		$10,918,122

Global Clean Energy
Shares sold	3,000,000		$29,015,159	7,200,000		$65,027,792
Shares redeemed	(200,000)		(1,702,433)	(100,000)		(904,745)

Net increase	2,800,000		$27,312,726	7,100,000		$64,123,047

Global Infrastructure
Shares sold	6,400,000		$276,691,443	25,900,000		$1,168,340,421
Shares redeemed	(2,200,000)		(94,681,099)	(4,300,000)		(189,694,897)

Net increase	4,200,000		$182,010,344	21,600,000		$978,645,524

Global Timber & Forestry
Shares sold	1,380,000		$111,805,140	1,680,000		$114,128,632
Shares redeemed	(1,020,000)		(78,195,257)	(120,000)		(8,227,443)

Net increase	360,000		$33,609,883	1,560,000		$105,901,189

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a two-for-one stock split for the iShares Global 100 ETF, effective after the close of trading on May 1, 2018. The impact of the stock split was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Fund. The financial statements for the Fund have been adjusted to reflect the stock split.

10. FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global 100 ETF and iShares Global Timber & Forestry ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service (“IRS”) has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the iShares Global 100 ETF is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

The iShares Global Timber & Forestry ETF plans to seek a closing agreement with the IRS to address any prior years’ U.S. income tax liabilities attributable to Fund shareholders resulting from the recovery of foreign taxes. The closing agreement would result in the Fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by Fund shareholders on their tax returns from prior calendar years. The Fund has accrued an estimated liability for this IRS compliance fee, which is disclosed in the statement of assets and liabilities. The actual IRS compliance fee may differ from the estimate and that difference may be material.

N O T E S T O F I N A N C I A L S T A T E M E N T S	33

Notes to Financial Statements (unaudited) (continued)

11.    LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.    SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

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Board Review and Approval of Investment Advisory Contract

I. iShares Global 100 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14,2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Clean Energy ETF and iShares Global Timber & Forestry ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Global Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	39

Board Review and Approval of Investment Advisory Contract (continued)

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the“ Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Global 100	$0.648116	$—	$0.000259	$0.648375	100%	—%	0	%(a)	100%
Global Clean Energy	0.111634	—	0.012325	0.123959	90	—	10		100
Global Timber & Forestry	0.558484	—	0.241820	0.800304	70	—	30		100

(a)	Rounds to less than 1%

S U P P L E M E N T A L I N F O R M A T I O N	41

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	43

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Global Comm Services ETF | IXP | NYSE Arca

▶	iShares Global Consumer Discretionary ETF | RXI | NYSE Arca

▶	iShares Global Consumer Staples ETF | KXI | NYSE Arca

▶	iShares Global Energy ETF | IXC | NYSE Arca

▶	iShares Global Financials ETF | IXG | NYSE Arca

▶	iShares Global Healthcare ETF | IXJ | NYSE Arca

▶	iShares Global Industrials ETF | EXI | NYSE Arca

▶	iShares Global Materials ETF | MXI | NYSE Arca

▶	iShares Global Tech ETF | IXN | NYSE Arca

▶	iShares Global Utilities ETF | JXI | NYSE Arca

Fund Summary as of September 30, 2018	iShares® Global Comm Services ETF

Investment Objective

The iShares Global Comm Services ETF (the “Fund”) (formerly known as iShares Global Telecom ETF) seeks to track the investment results of an index composed of global equities in the communication services sector, as represented by the S&P Global 1200 Communication Services Sector IndexTM (the “Index”) (Formerly known as S&P Global 1200 Telecommunications Services IndexTM). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.03	%(a)	0.03%	3.31%	5.81%	0.03%	17.67%	75.92%
Fund Market	3.39		(0.37)	3.23	5.67	(0.37)	17.25	73.53
Index	3.82		(0.35)	3.08	5.58	(0.35)	16.41	72.09

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,040.30	$ 2.35		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Interactive Media & Services	38.3%
Diversified Telecommunication Services	23.6
Entertainment	17.2
Media	11.8
Wireless Telecommunication Services	9.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	67.8%
Japan	8.0
China	7.8
United Kingdom	4.2
Canada	2.6
France	2.3
Germany	1.8
Spain	1.0
Australia	0.8
Mexico	0.7

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® Global Consumer Discretionary ETF

Investment Objective

The iShares Global Consumer Discretionary ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer discretionary sector, as represented by the S&P Global 1200 Consumer Discretionary Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.98%	19.70%	10.71%	12.98%	19.70%	66.35%	238.76%
Fund Market	8.69	19.76	10.66	12.84	19.76	65.91	234.63
Index	8.97	19.81	10.73	12.93	19.81	66.47	237.29

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,089.80	$ 2.41		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Retailing	44.6%
Automobiles & Components	20.8
Consumer Durables & Apparel	19.2
Consumer Services	15.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	61.0%
Japan	15.5
France	6.0
Germany	5.3
United Kingdom	4.3
Switzerland	1.5
Canada	1.4
Italy	1.3
Spain	0.8
Hong Kong	0.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Global Consumer Staples ETF

Investment Objective

The iShares Global Consumer Staples ETF(the “Fund”) seeks to track the investment results of an index composed of global equities in the consumer staples sector, as represented by the S&P Global 1200 Consumer Staples Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.87%	1.33%	6.48%	8.79%	1.33%	36.87%	132.22%
Fund Market	1.55	1.24	6.44	8.65	1.24	36.60	129.16
Index	1.79	1.28	6.44	8.75	1.28	36.59	131.43

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,018.70	$ 2.33		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Packaged Foods & Meats	20.1%
Household Products	13.8
Tobacco	12.8
Soft Drinks	11.4
Personal Products	10.3
Hypermarkets & Super Centers	9.9
Brewers	6.4
Food Retail	6.1
Distillers & Vintners	5.4
Drug Retail	1.9
Food Distributors	1.1
Agricultural Products	0.8
(a) Excludes money market funds.

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	49.9%
United Kingdom	12.8
Switzerland	8.3
Japan	8.0
Netherlands	4.8
France	4.7
Belgium	2.7
Australia	2.4
Canada	1.5
Mexico	1.0

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® Global Energy ETF

Investment Objective

The iShares Global Energy ETF(the “Fund”) seeks to track the investment results of an index composed of global equities in the energy sector, as represented by the S&P Global 1200 Energy Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	12.94%	14.57%	1.29%	2.93%	14.57%	6.62%	33.46%
Fund Market	12.68	14.38	1.30	2.81	14.38	6.70	31.95
Index	12.84	14.44	1.16	2.86	14.44	5.92	32.55

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,129.40	$ 2.46		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Integrated Oil & Gas	57.6%
Oil & Gas Exploration & Production	19.5
Oil & Gas Storage & Transportation	8.4
Oil & Gas Refining & Marketing	7.6
Oil & Gas Equipment & Services	6.4
Other (each representing less than 1%)	0.5

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	53.9%
United Kingdom	16.2
Canada	9.8
France	6.0
China	2.7
Italy	2.4
Australia	2.2
Brazil	1.7
Japan	1.4
Norway	1.3

(a) Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Global Financials ETF

Investment Objective

The iShares Global Financials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the financials sector, as represented by the S&P Global 1200 Financials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.45)%	1.80%	7.29%	4.66%	1.80%	42.17%	57.66%
Fund Market	(2.89)	1.59	7.21	4.44	1.59	41.61	54.38
Index	(2.43)	1.92	7.37	4.71	1.92	42.71	58.38

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 975.50	$ 2.28		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Banks	53.9%
Insurance	20.9
Capital Markets	15.3
Diversified Financial Services	7.5
Consumer Finance	2.4
Equity Real Estate Investment Trusts (REITs)	0.0(b)

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	47.3%
Canada	7.6
United Kingdom	6.9
Japan	5.5
Australia	5.2
China	3.7
Switzerland	3.2
Germany	2.7
France	2.5
Hong Kong	2.5

(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® Global Healthcare ETF

Investment Objective

The iShares Global Healthcare ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the healthcare sector, as represented by the S&P Global 1200 Health Care Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.53%	14.01%	11.64%	11.82%	14.01%	73.44%	205.50%
Fund Market	14.27	13.93	11.61	11.77	13.93	73.19	204.24
Index	14.54	14.30	11.76	11.85	14.30	74.39	206.58

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,145.30	$ 2.47		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Pharmaceuticals	43.0%
Health Care Equipment & Supplies	19.0
Health Care Providers & Services	17.1
Biotechnology	15.3
Life Sciences Tools & Services	5.2
Health Care Technology	0.4

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	70.3%
Switzerland	8.6
Japan	5.1
United Kingdom	5.1
Germany	3.0
France	2.5
Denmark	2.0
Australia	1.6
Netherlands	0.8
South Korea	0.5

(a)	Excludes money market funds.

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2018	iShares® Global Industrials ETF

Investment Objective

The iShares Global Industrials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the industrials sector, as represented by the S&P Global 1200 Industrials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	4.03	%(a)	7.38%	9.37%	9.55%	7.38%	56.51%	148.91%
Fund Market	3.90		7.39	9.33	9.63	7.39	56.21	150.78
Index	3.99		7.34	9.32	9.41	7.34	56.17	145.81

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,040.30	$ 2.35		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Capital Goods	68.4%
Transportation	21.6
Commercial & Professional Services	10.0

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	53.0%
Japan	15.9
France	7.0
United Kingdom	5.1
Germany	4.0
Sweden	3.1
Canada	2.9
Switzerland	2.4
Australia	1.3
Denmark	1.1

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2018	iShares® Global Materials ETF

Investment Objective

The iShares Global Materials ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the materials sector, as represented by the S&P Global 1200 Materials Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	1.49%	5.32%	4.61%	4.43%	5.32%	25.29%	54.28%
Fund Market	0.56	4.89	4.59	4.39	4.89	25.16	53.66
Index	1.56	5.33	4.73	4.65	5.33	26.00	57.61

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,014.90	$ 2.32		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Chemicals	53.6%
Metals & Mining	32.4
Containers & Packaging	5.6
Construction Materials	5.3
Paper & Forest Products	3.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	30.2%
United Kingdom	11.9
Germany	9.3
Japan	8.8
Australia	7.9
Canada	5.8
Switzerland	3.5
France	3.3
Netherlands	3.2
Brazil	2.6

(a)	Excludes money market funds.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2018	iShares® Global Tech ETF

Investment Objective

The iShares Global Tech ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the technology sector, as represented by the S&P Global 1200 Information Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.47	%(a)	24.25%	19.79%	14.82%	24.25%	146.65%	298.12%
Fund Market	11.12		24.08	19.82	14.78	24.08	146.97	296.90
Index	11.62		24.47	19.94	15.05	24.47	148.19	306.39

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,114.70	$ 2.44		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Software	26.0%
Technology Hardware, Storage & Peripherals	22.9
IT Services	20.5
Semiconductors & Semiconductor Equipment	20.3
Electronic Equipment, Instruments & Components	5.2
Communications Equipment	5.1

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	79.2%
Japan	4.5
South Korea	4.5
Taiwan	3.5
Germany	2.8
Netherlands	1.3
France	1.0
Canada	0.7
Sweden	0.6
Spain	0.6

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of September 30, 2018	iShares® Global Utilities ETF

Investment Objective

The iShares Global Utilities ETF (the “Fund”) seeks to track the investment results of an index composed of global equities in the utilities sector, as represented by the S&P Global 1200 Utilities Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	2.93%	0.77%	6.32%	3.42%	0.77%	35.86%	39.97%
Fund Market	2.47	0.48	6.32	3.28	0.48	35.84	38.08
Index	2.78	0.43	6.04	3.12	0.43	34.05	35.93

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 15 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$ 1,029.30	$ 2.34		$ 1,000.00	$ 1,022.80	$ 2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 15 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Electric Utilities	59.0%
Multi-Utilities	31.8
Gas Utilities	5.0
Water Utilities	2.4
Independent Power and Renewable Electricity Producers	1.8

TEN LARGEST COUNTRIES

Country	Percent of Total Investments(a)
United States	60.7%
United Kingdom	6.7
Spain	6.2
France	4.6
Italy	4.1
Japan	4.1
Hong Kong	3.4
Germany	3.1
Canada	1.8
Australia	1.6

(a)	Excludes money market funds.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	15

Schedule of Investments (unaudited)	iShares® Global Comm Services ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.8%
Telstra Corp. Ltd.	977,838	$2,256,973

Belgium — 0.1%
Proximus SADP	13,538	323,608

Canada — 2.6%
BCE Inc.	77,856	3,151,945
Rogers Communications Inc., Class B, NVS	32,487	1,669,589
Shaw Communications Inc., Class B, NVS	31,430	612,017
TELUS Corp.	58,772	2,164,734

		7,598,285

China — 7.7%
China Mobile Ltd.	451,500	4,451,587
Tencent Holdings Ltd.	439,500	18,153,127

		22,604,714

France — 2.3%
Orange SA	179,319	2,860,711
Publicis Groupe SA	16,581	991,444
SES SA	30,786	675,825
Ubisoft Entertainment SA(a)	5,767	625,762
Vivendi SA	58,809	1,514,358

		6,668,100

Germany — 1.8%
Deutsche Telekom AG, Registered	273,048	4,403,560
ProSiebenSat. 1 Media SE	16,019	416,217
United Internet AG, Registered	9,818	464,697

		5,284,474

Italy — 0.1%
Telecom Italia SpA/Milano(a)	661,510	401,844

Japan — 8.0%
Dentsu Inc.	19,400	900,101
KDDI Corp.	145,500	4,020,993
Nintendo Co. Ltd.	10,100	3,686,631
Nippon Telegraph & Telephone Corp.	105,700	4,775,740
NTT DOCOMO Inc.	108,200	2,910,164
SoftBank Group Corp.	69,700	7,038,421

		23,332,050

Mexico — 0.8%
America Movil SAB de CV, Series L, NVS	1,964,019	1,579,681
Grupo Televisa SAB, CPO	164,436	585,134

		2,164,815

Netherlands — 0.3%
Koninklijke KPN NV	354,201	934,710

Norway — 0.4%
Telenor ASA	54,956	1,073,705

Singapore — 0.6%
Singapore Telecommunications Ltd.	779,150	1,847,584

Spain — 1.0%
Telefonica SA	366,575	2,902,945

Sweden — 0.5%
Tele2 AB, Class B	32,681	393,207
Telia Co. AB	239,884	1,101,073

		1,494,280

Security	Shares	Value

Switzerland — 0.4%
Swisscom AG, Registered	2,658	$1,211,991

Taiwan — 0.4%
Chunghwa Telecom Co. Ltd., ADR	30,648	1,100,570

United Kingdom — 4.2%
BT Group PLC	711,587	2,090,660
Informa PLC	101,001	1,003,896
ITV PLC	275,434	566,965
Pearson PLC	61,473	713,458
Sky PLC	83,507	1,882,834
Vodafone Group PLC	2,167,312	4,649,234
WPP PLC	97,856	1,434,964

		12,342,011

United States — 67.5%
Activision Blizzard Inc.	63,860	5,312,514
Alphabet Inc., Class A(a)	24,095	29,084,593
Alphabet Inc., Class C,NVS(a)	25,281	30,172,115
AT&T Inc.	601,988	20,214,757
CBS Corp., Class B, NVS	31,664	1,819,097
CenturyLink Inc.	81,067	1,718,620
Charter Communications Inc., Class A(a)	14,859	4,842,251
Comcast Corp., Class A	360,856	12,777,911
Discovery Inc., Class A(a)	13,649	436,768
Discovery Inc., Class C, NVS(a)	29,594	875,391
DISH Network Corp., Class A(a)	19,847	709,729
Electronic Arts Inc.(a)	25,761	3,103,943
Facebook Inc., Class A(a)	195,329	32,123,807
Interpublic Group of Companies Inc. (The)	41,074	939,362
Netflix Inc.(a)	35,248	13,187,334
News Corp., Class A, NVS	38,040	501,748
News Corp., Class B	12,281	167,022
Omnicom Group Inc.	22,567	1,535,007
Take-Two Interactive Software Inc.(a)	10,367	1,430,542
TripAdvisor Inc.(a)	9,118	465,656
Twenty-First Century Fox Inc., Class A, NVS	85,491	3,960,798
Twenty-First Century Fox Inc., Class B	42,812	1,961,646
Twitter Inc.(a)	58,466	1,663,942
Verizon Communications Inc.	252,901	13,502,384
Viacom Inc., Class B, NVS	30,925	1,044,028
Walt Disney Co. (The)	121,898	14,254,752

		197,805,717

Total Common Stocks — 99.5% (Cost: $296,105,766)		291,348,376

Preferred Stocks

Italy — 0.1%
Telecom Italia SpA/Milano, Preference Shares, NVS	669,702	360,460

Total Preferred Stocks — 0.1% (Cost: $685,279)		360,460

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Comm Services ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Short-Term Investments

Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(c)	47,228	$47,228

Total Short-Term Investments — 0.0% (Cost: $47,228)		47,228

Total Investments in Securities — 99.6% (Cost: $296,838,273)		291,756,064

Other Assets, Less Liabilities — 0.4%		1,212,432

Net Assets — 100.0%		$292,968,496

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	—	—	$—	$1,921	(b)	$856		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	196,241	(149,013)	47,228	47,228	3,539		—		—

				$47,228	$5,460		$856		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$291,348,376	$—	$—	$291,348,376
Preferred Stocks	360,460	—	—	360,460
Money Market Funds	47,228	—	—	47,228

	$291,756,064	$—	$—	$291,756,064

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited)	iShares® Global Consumer Discretionary ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.6%
Aristocrat Leisure Ltd.	54,436	$1,120,172
Tabcorp Holdings Ltd.	184,906	651,551

		1,771,723

Brazil — 0.1%
Kroton Educacional SA, ADR	119,633	329,589

Canada — 1.4%
Canadian Tire Corp. Ltd., Class A, NVS	5,508	644,887
Dollarama Inc.	27,486	865,237
Gildan Activewear Inc.	17,742	539,425
Magna International Inc.	25,012	1,312,907
Restaurant Brands International Inc.	20,250	1,198,143

		4,560,599

China — 0.3%
Geely Automobile Holdings Ltd.	432,000	861,251

Denmark — 0.2%
Pandora A/S	8,516	532,022

Finland — 0.1%
Nokian Renkaat OYJ	10,476	429,404

France — 6.0%
Accor SA	15,153	778,281
Cie. Generale des Etablissements Michelin SCA	13,932	1,665,938
Hermes International	2,967	1,966,384
Kering SA	6,160	3,303,388
LVMH Moet Hennessy Louis Vuitton SE	21,495	7,604,775
Peugeot SA	42,984	1,159,779
Renault SA	15,714	1,359,759
Sodexo SA	7,020	744,762
Valeo SA	17,501	760,245

		19,343,311

Germany — 4.1%
adidas AG	14,577	3,570,786
Bayerische Motoren Werke AG	25,920	2,339,542
Continental AG	8,475	1,476,064
Daimler AG, Registered	77,652	4,901,977
TUI AG	33,744	648,177
Volkswagen AG	2,646	461,306

		13,397,852

Hong Kong — 0.6%
Galaxy Entertainment Group Ltd.	176,000	1,116,743
Sands China Ltd.	216,000	978,568

		2,095,311

Ireland — 0.2%
Paddy Power Betfair PLC	6,215	530,576

Italy —1.3%
Ferrari NV	9,882	1,361,283
Fiat Chrysler Automobiles NV(a)	84,788	1,491,400
Luxottica Group SpA	11,883	807,699
Moncler SpA	14,104	607,764

		4,268,146

Japan — 15.5%
Aisin Seiki Co. Ltd.	17,500	852,005
Bandai Namco Holdings Inc.	21,600	839,583
Bridgestone Corp.	50,000	1,889,774
Denso Corp.	45,000	2,376,678

Security	Shares	Value

Japan (continued)
Fast Retailing Co. Ltd.	4,200	$2,141,691
Honda Motor Co. Ltd.	145,843	4,415,672
Isuzu Motors Ltd.	54,000	851,468
Koito Manufacturing Co. Ltd.	8,700	571,396
Mazda Motor Corp.	54,000	648,466
Nikon Corp.	32,400	609,006
Nissan Motor Co. Ltd.	204,900	1,918,485
Nitori Holdings Co. Ltd.	5,500	789,035
Oriental Land Co. Ltd./Japan	20,800	2,175,498
Panasonic Corp.	183,700	2,140,485
Rakuten Inc.	70,200	538,189
Sekisui House Ltd.	59,400	906,022
Shimano Inc.	5,600	902,725
Sony Corp.	98,000	6,010,195
Subaru Corp.	51,488	1,577,482
Sumitomo Electric Industries Ltd.	64,800	1,016,627
Suzuki Motor Corp.	34,200	1,959,533
Toyota Industries Corp.	18,600	1,100,427
Toyota Motor Corp.	213,200	13,317,375
Yamaha Motor Co. Ltd.	24,913	698,577

		50,246,394

South Korea — 0.1%
Hyundai Motor Co., GDR	7,549	440,656

Spain — 0.8%
Industria de Diseno Textil SA	88,506	2,684,100

Sweden — 0.5%
Electrolux AB, Series B	18,684	411,782
Hennes & Mauritz AB, Class B(b)	68,796	1,270,528

		1,682,310

Switzerland — 1.5%
Cie. Financiere Richemont SA, Registered	42,174	3,454,054
Swatch Group AG (The), Bearer	2,098	838,298
Swatch Group AG (The), Registered	8,366	655,200

		4,947,552

United Kingdom — 4.3%
Aptiv PLC	21,006	1,762,404
Barratt Developments PLC	76,734	567,368
Berkeley Group Holdings PLC	11,038	529,559
Burberry Group PLC	33,253	873,776
Carnival PLC	14,427	896,276
Compass Group PLC	128,150	2,850,964
GVC Holdings PLC	44,912	537,942
InterContinental Hotels Group PLC	16,720	1,042,217
Kingfisher PLC	186,948	628,977
Marks & Spencer Group PLC	134,892	508,016
Next PLC	12,188	873,203
Ocado Group PLC(a)	45,306	531,259
Persimmon PLC	23,934	738,143
Taylor Wimpey PLC	251,614	563,705
Whitbread PLC	14,799	910,316

		13,814,125

United States — 60.8%
Advance Auto Parts Inc.	6,320	1,063,846
Amazon.com Inc.(a)	32,292	64,680,876
AutoZone Inc.(a)	2,335	1,811,259
Best Buy Co. Inc.	20,488	1,625,928
Booking Holdings Inc.(a)	3,780	7,499,520
BorgWarner Inc.	16,417	702,319

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
CarMax Inc.(a)(b)	15,984	$1,193,525
Carnival Corp.	34,362	2,191,265
Chipotle Mexican Grill Inc.(a)	1,917	871,315
Darden Restaurants Inc.	9,932	1,104,339
Dollar General Corp.	22,120	2,417,716
Dollar Tree Inc.(a)(b)	19,337	1,576,932
DR Horton Inc.	27,220	1,148,140
eBay Inc.(a)	73,548	2,428,555
Expedia Group Inc.	9,654	1,259,654
Foot Locker Inc.	9,580	488,388
Ford Motor Co.	303,102	2,803,693
Gap Inc. (The)	18,805	542,524
Garmin Ltd.	11,070	775,454
General Motors Co.	102,330	3,445,451
Genuine Parts Co.	12,906	1,282,856
Goodyear Tire & Rubber Co. (The)	17,010	397,864
H&R Block Inc.	16,155	415,991
Hanesbrands Inc.	28,697	528,886
Harley-Davidson Inc.	13,640	617,892
Hasbro Inc.	9,938	1,044,683
Hilton Worldwide Holdings Inc.	24,781	2,001,809
Home Depot Inc. (The)	72,379	14,993,310
Kohl’s Corp.	13,450	1,002,698
L Brands Inc.	18,750	568,125
Leggett & Platt Inc.	11,972	524,254
Lennar Corp., Class A	22,950	1,071,536
LKQ Corp.(a)	26,088	826,207
Lowe’s Companies Inc.	65,358	7,504,406
Macy’s Inc.(b)	24,138	838,313
Marriott International Inc./MD, Class A	23,243	3,068,773
Mattel Inc.	27,285	428,375
McDonald’s Corp.	62,374	10,434,546
MGM Resorts International	38,916	1,086,146
Michael Kors Holdings Ltd.(a)	12,047	825,942
Mohawk Industries Inc.(a)	4,971	871,665
Newell Brands Inc.	33,534	680,740
NIKE Inc., Class B	102,208	8,659,062
Nordstrom Inc.	9,566	572,142
Norwegian Cruise Line Holdings Ltd.(a)	16,416	942,771
O’Reilly Automotive Inc.(a)	6,688	2,322,876
PulteGroup Inc.	20,412	505,605
PVH Corp.	6,102	881,129
Ralph Lauren Corp.	4,429	609,209
Ross Stores Inc.	32,832	3,253,651
Royal Caribbean Cruises Ltd.	13,642	1,772,641
Starbucks Corp.	107,074	6,086,086
Tapestry Inc.	23,443	1,178,480
Target Corp.	42,233	3,725,373
Tiffany & Co.	9,168	1,182,397
TJX Companies Inc. (The)	53,510	5,994,190

Security	Shares	Value

United States (continued)
Tractor Supply Co.	10,896	$990,228
Ulta Salon Cosmetics & Fragrance Inc.(a)	4,698	1,325,400
Under Armour Inc., Class A(a)	15,355	325,833
Under Armour Inc., Class C, NVS(a)	14,009	272,615
VF Corp.	26,463	2,472,967
Whirlpool Corp.	4,898	581,638
Wynn Resorts Ltd.	7,560	960,574
Yum! Brands Inc.	26,474	2,406,751

		197,667,334

Total Common Stocks — 98.4% (Cost: $297,430,429)		319,602,255

Preferred Stocks

Germany — 1.1%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,846	381,058
Porsche Automobil Holding SE, Preference Shares, NVS	11,934	803,957
Volkswagen AG, Preference Shares, NVS	14,202	2,500,736

		3,685,751

South Korea — 0.2%
Hyundai Motor Co., Preference Shares, GDR(b)(c)	20,158	719,641

Total Preferred Stocks — 1.3% (Cost: $5,669,278)		4,405,392

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	2,453,626	2,454,362
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	280,840	280,840

		2,735,202

Total Short-Term Investments — 0.9% (Cost: $2,735,138)		2,735,202

Total Investments in Securities — 100.6% (Cost: $305,834,845)		326,742,849

Other Assets, Less Liabilities — (0.6)%		(1,834,003)

Net Assets — 100.0%		$324,908,846

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Discretionary ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	7,339,234	(4,885,608)	2,453,626	$2,454,362	$18,301	(b)	$200	$645
BlackRock Cash Funds: Treasury, SL Agency Shares	280,123	717	280,840	280,840	3,058		—	—

				$2,735,202	$21,359		$200	$645

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$319,161,599	$440,656	$—	$319,602,255
Preferred Stocks	4,405,392	—	—	4,405,392
Money Market Funds	2,735,202	—	—	2,735,202

	$326,302,193	$440,656	$—	$326,742,849

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Consumer Staples ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.4%
Treasury Wine Estates Ltd.	125,506	$1,588,265
Wesfarmers Ltd.	192,983	6,960,700
Woolworths Group Ltd.	228,013	4,632,607

		13,181,572

Belgium — 2.6%
Anheuser-Busch InBev SA/NV	168,953	14,761,085

Brazil — 0.7%
Ambev SA, ADR	767,533	3,507,626
BRF SA, ADR(a)(b)	127,152	696,793

		4,204,419

Canada — 1.5%
Alimentation Couche-Tard Inc., Class B	73,713	3,684,510
George Weston Ltd.	8,781	664,179
Loblaw Companies Ltd.	31,776	1,631,329
Metro Inc.	42,121	1,309,316
Saputo Inc.	40,423	1,201,494

		8,490,828

Denmark — 0.4%
Carlsberg A/S, Class B	18,570	2,228,278

France — 4.7%
Carrefour SA	93,914	1,799,838
Danone SA	108,645	8,416,948
L’Oreal SA	41,446	9,998,576
Pernod Ricard SA	35,586	5,840,370

		26,055,732

Germany —0.4%
Beiersdorf AG	17,608	1,987,495

Ireland — 0.5%
Kerry Group PLC, Class A	25,311	2,800,228

Japan — 8.0%
Aeon Co. Ltd.	148,217	3,572,162
Ajinomoto Co. Inc.	98,600	1,693,175
Asahi Group Holdings Ltd.	76,898	3,334,267
Japan Tobacco Inc.	192,900	5,037,121
Kao Corp.	83,600	6,752,180
Kikkoman Corp.	30,500	1,815,205
Kirin Holdings Co. Ltd.	155,996	3,997,925
MEIJI Holdings Co. Ltd.	25,300	1,699,511
Nissin Foods Holdings Co. Ltd.	13,900	955,751
Seven & i Holdings Co. Ltd.	135,737	6,046,830
Shiseido Co. Ltd.	67,700	5,244,463
Unicharm Corp.	69,100	2,286,198
Yakult Honsha Co. Ltd.	27,620	2,263,875

		44,698,663

Mexico — 1.0%
Fomento Economico Mexicano SAB de CV	323,253	3,201,198
Wal-Mart de Mexico SAB de CV	838,399	2,556,995

		5,758,193

Netherlands — 4.7%
Heineken Holding NV	20,916	1,894,926
Heineken NV	40,920	3,838,406
Koninklijke Ahold Delhaize NV	206,547	4,738,109
Unilever NV, CVA	286,697	15,972,270

		26,443,711

Security	Shares	Value

Norway — 0.5%
Marine Harvest ASA	71,662	$1,659,262
Orkla ASA	145,180	1,225,864

		2,885,126

Sweden — 0.7%
Essity AB, Class B	101,573	2,551,546
Swedish Match AB	30,669	1,569,108

		4,120,654

Switzerland — 8.3%
Chocoladefabriken Lindt &Spruengli AG, Participation Certificates, NVS	193	1,359,378
Chocoladefabriken Lindt &Spruengli AG,Registered	18	1,483,415
Nestle SA, Registered	517,172	43,320,038

		46,162,831

United Kingdom — 12.7%
Associated British Foods PLC	60,069	1,793,825
British American Tobacco PLC	386,402	18,061,843
Diageo PLC	416,478	14,767,105
Imperial Brands PLC	162,655	5,665,463
J Sainsbury PLC	283,288	1,188,799
Reckitt Benckiser Group PLC	124,067	11,351,153
Tate & Lyle PLC	79,233	705,495
Tesco PLC	1,627,779	5,090,245
Unilever PLC	203,142	11,168,489
Wm Morrison Supermarkets PLC	382,114	1,292,579

		71,084,996

United States — 49.7%
Altria Group Inc.	318,569	19,212,896
Archer-Daniels-Midland Co.	93,529	4,701,703
Brown-Forman Corp., Class B, NVS	29,076	1,469,792
Campbell Soup Co.	31,956	1,170,548
Church & Dwight Co. Inc.	41,194	2,445,688
Clorox Co. (The)	21,621	3,252,014
Coca-Cola Co. (The)	645,578	29,819,248
Colgate-Palmolive Co.	146,520	9,809,514
Conagra Brands Inc.	66,311	2,252,585
Constellation Brands Inc., Class A	28,575	6,161,341
Costco Wholesale Corp.	73,752	17,322,870
Coty Inc., Class A	75,980	954,309
Estee Lauder Companies Inc. (The), Class A	37,702	5,478,855
General Mills Inc.	99,946	4,289,682
Hershey Co. (The)	23,429	2,389,758
Hormel Foods Corp.	45,269	1,783,598
JM Smucker Co. (The)	19,141	1,964,058
Kellogg Co.	42,407	2,969,338
Kimberly-Clark Corp.	58,759	6,677,373
Kraft Heinz Co. (The)	104,446	5,756,019
Kroger Co. (The)	133,590	3,888,805
McCormick &Co. Inc./MD, NVS	20,460	2,695,605
Molson Coors Brewing Co., Class B	31,816	1,956,684
Mondelez International Inc., Class A	246,917	10,607,554
Monster Beverage Corp.(a)	67,174	3,914,901
PepsiCo Inc.	238,410	26,654,238
Philip Morris International Inc.	262,350	21,392,019
Procter &Gamble Co. (The)	419,665	34,928,718
Sysco Corp.	79,935	5,855,239
Tyson Foods Inc., Class A	49,695	2,958,343
Walmart Inc.	241,715	22,699,456

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Global Consumer Staples ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Walgreens Boots Alliance Inc.	141,862	$10,341,740

		277,774,491

Total Common Stocks — 98.8% (Cost: $522,077,931)		552,638,302

Preferred Stocks

Germany — 0.7%
Henkel AG & Co. KGaA, Preference Shares, NVS	30,746	3,608,643

Total Preferred Stocks — 0.7% (Cost: $3,606,324)		3,608,643

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	140,149	140,191

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	431,577	$431,577

		571,768

Total Short-Term Investments — 0.1% (Cost: $571,768)		571,768

Total Investments in Securities — 99.6% (Cost: $526,256,023)		556,818,713

Other Assets, Less Liabilities — 0.4%		2,372,510

Net Assets — 100.0%		$559,191,223

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	140,149	140,149	$140,191	$19,634	(b)	$206		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	130,928	300,649	431,577	431,577	5,145		—		—

				$571,768	$24,779		$206		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$552,638,302	$—	$—	$552,638,302
Preferred Stocks	3,608,643	—	—	3,608,643
Money Market Funds	571,768	—	—	571,768

	$556,818,713	$—	$—	$556,818,713

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Energy ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 2.2%
Caltex Australia Ltd.	167,625	$3,626,425
Oil Search Ltd.	818,349	5,346,813
Origin Energy Ltd.(a)	1,066,432	6,373,558
Santos Ltd.	1,063,169	5,584,800
Woodside Petroleum Ltd.	573,720	16,015,146

		36,946,742

Austria — 0.3%
OMV AG	90,996	5,114,427

Brazil — 0.8%
Petroleo Brasileiro SA, ADR(b)	907,939	10,958,824
Ultrapar Participacoes SA, ADR	287,240	2,659,842

		13,618,666

Canada — 9.8%
ARC Resources Ltd.	212,856	2,371,288
Cameco Corp.	239,905	2,733,870
Canadian Natural Resources Ltd.	739,722	24,149,983
Cenovus Energy Inc.	617,415	6,195,167
Crescent Point Energy Corp.	323,451	2,056,914
Enbridge Inc.	1,043,694	33,654,004
Encana Corp.	578,298	7,574,335
Husky Energy Inc.	181,492	3,184,464
Imperial Oil Ltd.	148,567	4,804,348
Inter Pipeline Ltd.	243,170	4,213,994
Pembina Pipeline Corp.	314,082	10,664,598
Suncor Energy Inc.	991,748	38,347,180
TransCanada Corp.	557,345	22,533,537

		162,483,682

China — 2.7%
China Petroleum &Chemical Corp., Class H	15,686,400	15,716,671
CNOOC Ltd.	9,770,000	19,352,963
PetroChina Co. Ltd., Class H	13,116,000	10,627,029

		45,696,663

Colombia — 0.3%
Ecopetrol SA, ADR(b)	156,924	4,225,963

Finland — 0.4%
Neste OYJ	78,847	6,520,550

France — 6.0%
TOTAL SA	1,537,316	99,707,448

Italy —2.4%
Eni SpA	1,546,616	29,248,883
Snam SpA	1,453,558	6,059,334
Tenaris SA	291,544	4,886,405

		40,194,622

Japan — 1.5%
Inpex Corp.	663,900	8,282,311
JXTG Holdings Inc.	2,097,720	15,851,328

		24,133,639

Norway —1.3%
Equinor ASA	672,636	18,956,684
Subsea 7 SA	158,200	2,339,012

		21,295,696

Portugal — 0.3%
Galp Energia SGPS SA	291,690	5,790,054

Security	Shares	Value

Spain — 1.1%
Enagas SA	70,157	$1,894,580
Repsol SA	817,086	16,290,358

		18,184,938

United Kingdom — 16.1%
BP PLC	12,119,544	93,135,839
Royal Dutch Shell PLC, Class A	2,798,683	96,222,269
Royal Dutch Shell PLC, Class B	2,265,588	79,444,868

		268,802,976

United States — 53.7%
Anadarko Petroleum Corp.	309,794	20,883,214
Andeavor	84,429	12,959,852
Apache Corp.	230,441	10,985,122
Baker Hughes a GE Co.	250,936	8,489,165
Cabot Oil &Gas Corp.	266,633	6,004,575
Chevron Corp.	1,163,846	142,315,089
Cimarex Energy Co.	57,594	5,352,786
Concho Resources Inc.(a)	121,293	18,527,506
ConocoPhillips	705,615	54,614,601
Devon Energy Corp.	306,118	12,226,353
EOG Resources Inc.	352,574	44,977,865
EQT Corp.	158,444	7,007,978
Exxon Mobil Corp.	2,570,564	218,549,351
Halliburton Co.	532,920	21,599,248
Helmerich & Payne Inc.	65,941	4,534,763
Hess Corp.	151,849	10,869,351
HollyFrontier Corp.	98,357	6,875,154
Kinder Morgan Inc./DE	1,157,448	20,521,553
Marathon Oil Corp.	515,257	11,995,183
Marathon Petroleum Corp.	273,367	21,861,159
National Oilwell Varco Inc.	232,242	10,004,985
Newfield Exploration Co.(a)	119,005	3,430,914
Noble Energy Inc.	291,015	9,076,758
Occidental Petroleum Corp.	463,698	38,102,065
ONEOK Inc.	250,569	16,986,073
Phillips 66	259,474	29,247,909
Pioneer Natural Resources Co.	103,397	18,010,723
Schlumberger Ltd.	839,832	51,162,565
TechnipFMC PLC	259,840	8,120,000
Valero Energy Corp.	259,777	29,549,634
Williams Companies Inc. (The)	733,300	19,938,427

		894,779,921

Total Common Stocks — 98.9% (Cost: $1,724,854,844)		1,647,495,987

Preferred Stocks

Brazil — 0.8%
Petroleo Brasileiro SA, ADR, Preference Shares	1,323,907	13,848,067

Total Preferred Stocks — 0.8% (Cost: $26,219,839)		13,848,067

Short-Term Investments

Money Market Funds — 0.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	12,525,240	12,528,998

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Global Energy ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,538,774	$1,538,774

		14,067,772

Total Short-Term Investments — 0.9% (Cost: $14,067,771)		14,067,772

Total Investments in Securities — 100.6% (Cost: $1,765,142,454)		1,675,411,826

Other Assets, Less Liabilities — (0.6)%		(9,193,953)

Net Assets — 100.0%		$1,666,217,873

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,397,073	11,128,167	12,525,240	$12,528,998	$27,676	(b)	$3,040		$70
BlackRock Cash Funds: Treasury, SL Agency Shares	1,757,340	(218,566)	1,538,774	1,538,774	12,888		—		—

				$14,067,772	$40,564		$3,040		$70

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,647,495,987	$—	$—	$1,647,495,987
Preferred Stocks	13,848,067	—	—	13,848,067
Money Market Funds	14,067,772	—	—	14,067,772

	$1,675,411,826	$—	$—	$1,675,411,826

See notes to financial statements.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Financials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 5.2%
AMP Ltd.	230,428	$531,857
ASX Ltd.	14,900	686,312
Australia & New Zealand Banking Group Ltd.	202,247	4,123,745
BGP Holdings PLC(a)	608,993	7
Commonwealth Bank of Australia	124,266	6,420,665
Insurance Australia Group Ltd.	166,457	881,621
Macquarie Group Ltd.	22,499	2,051,825
Medibank Pvt Ltd.	219,924	463,057
National Australia Bank Ltd.	191,316	3,849,648
QBE Insurance Group Ltd.	95,509	768,454
Suncorp Group Ltd.	95,807	1,002,384
Westpac Banking Corp.	242,382	4,898,239

		25,677,814

Austria — 0.2%
Erste Group Bank AG	23,691	984,561

Belgium — 0.7%
Ageas	13,410	721,311
Groupe Bruxelles Lambert SA	7,897	828,264
KBC Group NV	23,771	1,769,802

		3,319,377

Brazil — 0.1%
Banco do Brasil SA, ADR(b)	95,079	691,224

Canada — 7.6%
Bank of Montreal	45,011	3,709,943
Bank of Nova Scotia (The)	86,776	5,168,563
Brookfield Asset Management Inc., Class A	62,580	2,783,324
Canadian Imperial Bank of Commerce	31,286	2,929,402
Manulife Financial Corp.	137,352	2,453,549
National Bank of Canada	23,542	1,174,914
Power Corp. of Canada	28,906	627,497
Royal Bank of Canada	101,356	8,118,830
Sun Life Financial Inc.	42,912	1,704,728
Thomson Reuters Corp.	19,817	903,616
Toronto-Dominion Bank (The)	129,541	7,866,063

		37,440,429

Chile — 0.2%
Banco de Chile, ADR(b)	2,974	270,783
Banco Santander Chile, ADR	13,154	420,665

		691,448

China — 3.7%
Bank of China Ltd., Class H	5,364,000	2,385,554
China Construction Bank Corp., Class H	7,605,720	6,648,408
China Life Insurance Co. Ltd., Class H	559,000	1,270,178
Industrial & Commercial Bank of China Ltd., Class H	5,513,000	4,030,002
Ping An Insurance Group Co. of China Ltd., Class H	372,000	3,779,473

		18,113,615

Colombia — 0.1%
Bancolombia SA, ADR	9,551	398,468

Denmark — 0.3%
Danske Bank A/S	49,367	1,297,159

Finland — 0.4%
Sampo OYJ, Class A	33,078	1,713,536

France — 2.5%
AXA SA	136,163	3,661,248

Security	Shares	Value

France (continued)
BNP Paribas SA	80,460	$4,925,974
Credit Agricole SA	85,121	1,224,579
Societe Generale SA	53,044	2,277,743

		12,089,544

Germany —2.7%
Allianz SE, Registered	30,843	6,878,233
Commerzbank AG(c)	72,861	759,536
Deutsche Bank AG, Registered	135,797	1,550,152
Deutsche Boerse AG	13,755	1,843,680
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	10,492	2,324,566

		13,356,167

Hong Kong — 2.4%
AIA Group Ltd.	864,200	7,719,917
Hang Seng Bank Ltd.	59,600	1,619,313
Hong Kong Exchanges & Clearing Ltd.	92,400	2,645,094

		11,984,324

Ireland — 0.1%
Bank of Ireland Group PLC	66,609	510,231
Irish Bank Resolution Corp. Ltd.(a)	47,975	—

		510,231

Italy —1.5%
Assicurazioni Generali SpA	92,942	1,606,327
Banco BPM SpA(c)	103,123	254,287
Intesa Sanpaolo SpA	1,102,099	2,817,473
Mediobanca Banca di Credito Finanziario SpA	39,875	398,492
UniCredit SpA	147,063	2,214,428
Unione di Banche Italiane SpA	69,732	279,914

		7,570,921

Japan — 5.4%
Dai-ichi Life Holdings Inc.	88,700	1,847,250
Daiwa Securities Group Inc.	118,500	721,109
Japan Exchange Group Inc.	43,400	756,544
Mitsubishi UFJ Financial Group Inc.	938,700	5,860,212
Mizuho Financial Group Inc.	1,831,400	3,195,699
MS&AD Insurance Group Holdings Inc.	29,800	995,388
Nomura Holdings Inc.	238,400	1,139,056
ORIX Corp.	89,300	1,448,172
Resona Holdings Inc.	149,000	837,317
Sompo Holdings Inc.	30,400	1,295,115
Sumitomo Mitsui Financial Group Inc.	99,600	4,021,355
Sumitomo Mitsui Trust Holdings Inc.	29,827	1,227,900
T&D Holdings Inc.	44,700	737,884
Tokio Marine Holdings Inc.	53,300	2,645,174

		26,728,175

Mexico — 0.3%
Grupo Financiero Banorte SAB de CV, Class O	214,545	1,552,358

Netherlands — 1.3%
ABN AMRO Group NV, CVA(d)	29,526	804,205
Aegon NV	99,085	643,107
EXOR NV	7,007	470,575
ING Groep NV	271,972	3,532,974
NN Group NV	22,341	997,222

		6,448,083

Norway — 0.3%
DNB ASA	67,050	1,410,032

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Peru — 0.2%
Credicorp Ltd.	5,069	$1,130,793

Singapore — 1.5%
DBS Group Holdings Ltd.	128,900	2,461,303
Oversea-Chinese Banking Corp. Ltd.	307,700	2,576,271
United Overseas Bank Ltd.	109,900	2,178,133

		7,215,707

South Korea — 0.6%
KB Financial Group Inc., ADR	29,502	1,424,356
Shinhan Financial Group Co. Ltd., ADR	35,112	1,409,045

		2,833,401

Spain — 2.2%
Banco Bilbao Vizcaya Argentaria SA	472,032	3,009,974
Banco de Sabadell SA	389,188	605,284
Banco Santander SA	1,132,996	5,705,407
Bankia SA	85,386	334,917
CaixaBank SA	254,256	1,162,963

		10,818,545

Sweden — 1.9%
Industrivarden AB, Class A	11,976	273,639
Industrivarden AB, Class C	15,198	337,517
Investor AB, Class B	33,823	1,561,992
Kinnevik AB, Class B	18,029	545,541
Nordea Bank AB	222,649	2,424,974
Skandinaviska Enskilda Banken AB, Class A	117,114	1,306,885
Svenska Handelsbanken AB, Class A	104,449	1,318,356
Swedbank AB, Class A	67,350	1,668,376

		9,437,280

Switzerland — 3.2%
Baloise Holding AG, Registered	3,725	570,877
Credit Suisse Group AG, Registered	166,731	2,517,693
Julius Baer Group Ltd.	16,092	809,048
Partners Group Holding AG	1,341	1,068,764
Swiss Life Holding AG, Registered	2,384	907,911
Swiss Re AG	23,095	2,142,104
UBS Group AG, Registered	269,690	4,279,479
Zurich Insurance Group AG	10,579	3,359,547

		15,655,423

United Kingdom — 6.9%
3i Group PLC	69,434	852,213
Aviva PLC	281,461	1,796,656
Barclays PLC	1,127,335	2,525,339
Direct Line Insurance Group PLC	98,996	418,141
HSBC Holdings PLC	1,429,767	12,488,335
Legal &General Group PLC	411,906	1,408,396
Lloyds Banking Group PLC	5,001,245	3,865,513
London Stock Exchange Group PLC	22,182	1,326,566
Man Group PLC	136,186	313,275
Prudential PLC	179,545	4,119,616
Royal Bank of Scotland Group PLC	307,030	1,000,956
RSA Insurance Group PLC	71,376	535,198
Schroders PLC	9,536	384,876
St. James’s Place PLC	36,458	543,892
Standard Chartered PLC	190,611	1,581,875
Standard Life Aberdeen PLC	207,859	829,168

		33,990,015

United States — 47.0%
Affiliated Managers Group Inc.	3,877	530,063
Aflac Inc.	54,204	2,551,382

Security	Shares	Value

United States (continued)
Allstate Corp. (The)	25,032	$2,470,658
American Express Co.	49,766	5,299,581
American International Group Inc.	63,176	3,363,490
Ameriprise Financial Inc.	10,281	1,518,092
Aon PLC	17,433	2,680,847
Arthur J Gallagher & Co.	13,261	987,149
Assurant Inc.	3,731	402,761
Bank of America Corp.	656,196	19,331,534
Bank of New York Mellon Corp. (The)	66,731	3,402,614
BB&T Corp.	54,385	2,639,848
Berkshire Hathaway Inc., Class B(c)	137,587	29,458,753
BlackRock Inc.(e)	8,699	4,100,100
Brighthouse Financial Inc.(c)	8,195	362,547
Capital One Financial Corp.	33,591	3,188,794
Cboe Global Markets Inc.	7,897	757,796
Charles Schwab Corp. (The)	84,185	4,137,693
Chubb Ltd.	32,761	4,378,180
Cincinnati Financial Corp.	11,175	858,352
Citigroup Inc.	178,055	12,773,666
Citizens Financial Group Inc.	33,376	1,287,312
CME Group Inc.	24,051	4,093,721
Comerica Inc.	11,677	1,053,265
Discover Financial Services	23,989	1,833,959
E*TRADE Financial Corp.(c)	18,494	968,901
Everest Re Group Ltd.	2,980	680,841
Fifth Third Bancorp	47,382	1,322,905
Franklin Resources Inc.	23,709	720,991
Goldman Sachs Group Inc. (The)	24,734	5,546,352
Hartford Financial Services Group Inc. (The)	25,333	1,265,637
Huntington Bancshares Inc./OH	75,712	1,129,623
Intercontinental Exchange Inc.	41,273	3,090,935
Invesco Ltd.	29,635	678,049
Jefferies Financial Group Inc.	23,076	506,749
JPMorgan Chase & Co.	237,481	26,797,356
KeyCorp.	74,053	1,472,914
Lincoln National Corp.	14,900	1,008,134
Loews Corp.	18,774	943,018
M&T Bank Corp.	10,030	1,650,336
Marsh & McLennan Companies Inc.	36,351	3,006,955
MetLife Inc.	69,732	3,257,879
Moody’s Corp.	11,771	1,968,111
Morgan Stanley	95,142	4,430,763
MSCI Inc.	6,302	1,118,038
Nasdaq Inc.	8,457	725,611
Northern Trust Corp.	15,347	1,567,389
People’s United Financial Inc.	28,161	482,116
PNC Financial Services Group Inc. (The)(e)	32,932	4,485,009
Principal Financial Group Inc.	18,476	1,082,509
Progressive Corp. (The)	41,124	2,921,449
Prudential Financial Inc.	29,204	2,958,949
Raymond James Financial Inc.	9,238	850,358
Regions Financial Corp.	76,586	1,405,353
S&P Global Inc.	17,880	3,493,573
State Street Corp.	26,671	2,234,496
SunTrust Banks Inc.	32,035	2,139,618
SVB Financial Group(c)	3,725	1,157,842
Synchrony Financial	47,978	1,491,156
T Rowe Price Group Inc.	16,986	1,854,531
Torchmark Corp.	7,729	670,027
Travelers Companies Inc. (The)	19,221	2,493,156

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
U.S. Bancorp	109,813	$5,799,225
Unum Group	15,489	605,155
Wells Fargo & Co.	306,493	16,109,272
Willis Towers Watson PLC	9,387	1,323,004
Zions BanCorp.	12,963	650,094

		231,526,536

Total Common Stocks — 98.5% (Cost: $493,022,069)		484,585,166

Preferred Stocks

Brazil — 1.1%
Banco Bradesco SA, ADR, Preference Shares	293,977	2,081,357
Itau Unibanco Holding SA, ADR, Preference Shares	301,576	3,311,305

		5,392,662

Total Preferred Stocks — 1.1% (Cost: $6,327,340)		5,392,662

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(e)(f)(g)	90,081	90,108

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(e)(f)	593,949	$593,949

		684,057

Total Short-Term Investments — 0.1% (Cost: $684,032)		684,057

Total Investments in Securities — 99.7% (Cost: $500,033,441)		490,661,885

Other Assets, Less Liabilities — 0.3%		1,550,814

Net Assets — 100.0%		$492,212,699

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	All or a portion of this security is on loan.
(c)	Non-income producing security.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold		09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	143,548	—		(53,467	)(b)	90,081	$90,108	$8,487	(c)	$654		$37
BlackRock Cash Funds: Treasury, SL Agency Shares	160,866	433,083	(b)	—		593,949	593,949	4,382		—		—
BlackRock Inc.	10,688	41		(2,030)		8,699	4,100,100	54,118		328,894		(967,545)
PNC Financial Services Group Inc. (The)	40,851	149		(8,068)		32,932	4,485,009	61,577		386,067		(921,043)

							$9,269,166	$128,564		$715,615		$(1,888,551)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued)	iShares® Global Financials ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$484,585,159	$—	$7	$484,585,166
Preferred Stocks	5,392,662	—	—	5,392,662
Money Market Funds	684,057	—	—	684,057

	$490,661,878	$—	$7	$490,661,885

See notes to financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Healthcare ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.6%
Cochlear Ltd.	18,612	$2,701,962
CSL Ltd.	152,280	22,158,749
Ramsay Health Care Ltd.	47,722	1,896,693
Sonic Healthcare Ltd.	133,668	2,409,183

		29,166,587

Belgium — 0.2%
UCB SA	43,428	3,904,180

Canada — 0.1%
Bausch Health Companies Inc.(a)	104,340	2,677,517

Denmark — 2.0%
Coloplast A/S, Class B	39,391	4,029,688
Genmab A/S(a)	20,304	3,194,069
Novo Nordisk A/S, Class B	592,764	27,919,324

		35,143,081

France — 2.5%
Essilor International Cie Generale d’Optique SA	67,327	9,966,626
Sanofi	384,084	34,154,441

		44,121,067

Germany —3.0%
Bayer AG,Registered	309,636	27,516,215
Fresenius Medical Care AG & Co. KGaA	71,064	7,311,465
Fresenius SE & Co. KGaA	139,585	10,252,969
Merck KGaA	43,993	4,547,709
QIAGEN NV(a)	76,140	2,883,032

		52,511,390

Japan — 5.1%
Astellas Pharma Inc.	687,175	11,990,851
Chugai Pharmaceutical Co. Ltd.	56,400	3,624,774
Daiichi Sankyo Co. Ltd.	225,600	9,781,926
Eisai Co. Ltd.	112,800	10,983,563
Hoya Corp.	112,800	6,703,350
Olympus Corp.	112,800	4,404,349
Ono Pharmaceutical Co. Ltd.	169,200	4,789,171
Otsuka Holdings Co. Ltd.	169,200	8,531,130
Shionogi & Co. Ltd.	112,800	7,372,692
Sysmex Corp.	56,400	4,856,205
Takeda Pharmaceutical Co. Ltd.	249,200	10,664,799
Terumo Corp.	112,800	6,683,488

		90,386,298

Netherlands — 0.8%
Koninklijke Philips NV	320,352	14,598,900

South Korea — 0.5%
Celltrion Inc.(a)	33,900	9,076,674

Spain — 0.2%
Grifols SA	97,008	2,733,489

Switzerland — 8.5%
Lonza Group AG,Registered	25,380	8,704,238
Novartis AG,Registered	855,588	73,926,727
Roche Holding AG,NVS	238,008	57,930,387
Roche Holding AG Bearer	7,557	1,847,473
Sonova Holding AG,Registered	18,765	3,751,848
Straumann Holding AG,Registered	4,004	3,025,135
Vifor Pharma AG	14,664	2,554,340

		151,740,148

Security	Shares	Value

United Kingdom — 5.1%
AstraZeneca PLC	423,564	$32,936,539
GlaxoSmithKline PLC	1,651,089	33,088,870
Shire PLC	310,200	18,702,806
Smith & Nephew PLC	298,572	5,448,991

		90,177,206

United States — 70.0%
Abbott Laboratories	592,655	43,477,171
AbbVie Inc.	511,548	48,382,210
ABIOMED Inc.(a)	14,100	6,341,475
Aetna Inc.	109,686	22,249,805
Agilent Technologies Inc.	112,236	7,917,127
Alexion Pharmaceuticals Inc.(a)	75,576	10,505,820
Align Technology Inc.(a)	24,816	9,708,516
Allergan PLC	107,724	20,519,267
AmerisourceBergen Corp.	56,964	5,253,220
Amgen Inc.	218,268	45,244,774
Anthem Inc.	85,521	23,437,030
Baxter International Inc.	164,688	12,695,798
Becton Dickinson and Co.	89,631	23,393,691
Biogen Inc.(a)	67,680	23,912,021
Boston Scientific Corp.(a)	462,249	17,796,586
Bristol-Myers Squibb Co.	551,028	34,207,818
Cardinal Health Inc.	105,468	5,695,272
Celgene Corp.(a)	239,700	21,450,753
Centene Corp.(a)	71,064	10,288,646
Cerner Corp.(a)	105,182	6,774,773
Cigna Corp.(b)	81,743	17,022,980
Cooper Companies Inc. (The)	15,484	4,291,391
CVS Health Corp.	340,656	26,816,440
Danaher Corp.	203,604	22,123,611
DaVita Inc.(a)	45,623	3,267,975
DENTSPLY SIRONA Inc.	76,704	2,894,809
Edwards Lifesciences Corp.(a)	71,766	12,494,461
Eli Lilly & Co.	320,352	34,376,973
Envision Healthcare Corp.(a)	41,340	1,890,478
Express Scripts Holding Co.(a)	188,395	17,899,409
Gilead Sciences Inc.	440,484	34,009,770
HCA Healthcare Inc.	93,262	12,974,609
Henry Schein Inc.(a)(b)	51,043	4,340,186
Hologic Inc.(a)	89,676	3,674,922
Humana Inc.	46,464	15,728,993
IDEXX Laboratories Inc.(a)	29,892	7,462,837
Illumina Inc.(a)	49,632	18,217,922
Incyte Corp.(a)	54,144	3,740,268
Intuitive Surgical Inc.(a)	38,352	22,014,048
IQVIA Holdings Inc.(a)	54,144	7,024,643
Johnson & Johnson	903,528	124,840,464
Laboratory Corp. of America Holdings(a)	33,225	5,770,518
McKesson Corp.	67,680	8,977,752
Medtronic PLC	452,892	44,550,986
Merck &Co. Inc.	900,708	63,896,225
Mettler-Toledo International Inc.(a)	9,024	5,495,436
Mylan NV(a)	176,223	6,449,762
Nektar Therapeutics(a)	54,144	3,300,618
PerkinElmer Inc.	40,608	3,949,940
Perrigo Co. PLC	37,788	2,675,390
Pfizer Inc.	1,963,284	86,521,926
Quest Diagnostics Inc.	43,240	4,666,028
Regeneron Pharmaceuticals Inc.(a)	26,508	10,710,292
ResMed Inc.	51,324	5,919,710

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued)	iShares® Global Healthcare ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Stryker Corp.	108,545	$19,286,276
Thermo Fisher Scientific Inc.	135,369	33,040,865
UnitedHealth Group Inc.	325,474	86,589,103
Universal Health Services Inc., Class B	28,764	3,677,190
Varian Medical Systems Inc.(a)	31,118	3,483,038
Vertex Pharmaceuticals Inc.(a)	86,292	16,631,920
Waters Corp.(a)(b)	26,508	5,160,577
WellCare Health Plans Inc.(a)	16,356	5,241,934
Zimmer Biomet Holdings Inc.	68,244	8,972,039
Zoetis Inc.	165,669	15,168,654

		1,246,495,141

Total Common Stocks — 99.6% (Cost: $1,449,036,875)		1,772,731,678

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	7,342,703	7,344,906

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	2,314,135	$2,314,135

		9,659,041

Total Short-Term Investments — 0.6% (Cost: $9,658,070)		9,659,041

Total Investments in Securities — 100.2% (Cost: $1,458,694,945)		1,782,390,719

Other Assets, Less Liabilities — (0.2)%		(2,883,796)

Net Assets — 100.0%		$1,779,506,923

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	7,861,802	(519,099)	7,342,703	$7,344,906	$10,817	(b)	$775		$1,177
BlackRock Cash Funds: Treasury, SL Agency Shares	1,218,237	1,095,898	2,314,135	2,314,135	16,680		—		—

				$9,659,041	$27,497		$775		$1,177

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,772,731,678	$—	$—	$1,772,731,678
Money Market Funds	9,659,041	—	—	9,659,041

	$1,782,390,719	$—	$—	$1,782,390,719

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Industrials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.3%
Aurizon Holdings Ltd.	114,404	$340,214
Brambles Ltd.	88,140	695,134
Qantas Airways Ltd.	91,729	391,586
Sydney Airport	125,189	624,100
Transurban Group	145,003	1,177,168

		3,228,202

Brazil — 0.1%
Embraer SA, ADR	11,056	216,587

Canada — 2.9%
Bombardier Inc., Class B(a)	113,724	404,712
Canadian National Railway Co.	39,461	3,538,241
Canadian Pacific Railway Ltd.	7,696	1,626,782
SNC-Lavalin Group Inc.	9,718	395,982
Waste Connections Inc.	14,429	1,149,319

		7,115,036

Chile — 0.1%
LATAM Airlines Group SA, ADR(b)	16,898	158,841

Denmark — 1.1%
AP Moller - Maersk A/S, Class A	156	204,709
AP Moller - Maersk A/S, Class B, NVS	364	511,387
DSV A/S	10,190	926,890
ISS A/S	8,707	306,491
Vestas Wind Systems A/S(b)	11,077	749,468

		2,698,945

Finland — 0.8%
Kone OYJ, Class B	21,781	1,164,242
Metso OYJ	6,916	245,326
Wartsila OYJ Abp	24,596	479,661

		1,889,229

France — 6.9%
Airbus SE	30,727	3,860,879
Alstom SA	8,424	376,604
Bouygues SA	11,864	513,031
Cie. de Saint-Gobain	29,692	1,281,029
Edenred	12,993	495,449
Eiffage SA	3,957	441,957
Legrand SA	14,243	1,038,584
Safran SA	17,878	2,506,370
Schneider Electric SE	28,964	2,331,368
Teleperformance	3,067	578,877
Thales SA	5,664	804,908
Vinci SA	27,686	2,637,540

		16,866,596

Germany — 4.0%
Brenntag AG	8,320	513,721
Deutsche Lufthansa AG, Registered	12,376	304,169
Deutsche Post AG, Registered	52,342	1,867,021
GEA Group AG	9,308	331,689
MTU Aero Engines AG	2,807	632,830
OSRAM Licht AG	5,181	206,167
Siemens AG, Registered	45,961	5,890,355

		9,745,952

Hong Kong —0.7%
CK Hutchison Holdings Ltd.	156,020	1,798,490

Security	Shares	Value

Ireland — 0.2%
Ryanair Holdings PLC, ADR(a)(b)	4,628	$444,473

Italy — 0.7%
Atlantia SpA	25,220	523,466
CNH Industrial NV	52,936	636,371
Leonardo SpA(b)	21,438	258,464
Prysmian SpA	14,087	328,223

		1,746,524

Japan — 15.9%
AGC Inc./Japan	11,800	489,827
ANA Holdings Inc.	18,100	632,628
Central Japan Railway Co.	10,800	2,249,663
Dai Nippon Printing Co. Ltd.	15,600	362,858
Daikin Industries Ltd.	15,600	2,077,299
East Japan Railway Co.	20,800	1,932,861
FANUC Corp.	10,400	1,961,245
Hankyu Hanshin Holdings Inc.	14,100	500,269
ITOCHU Corp.	83,200	1,523,581
Japan Airlines Co. Ltd.	18,700	672,367
Kajima Corp.	28,000	406,990
Kawasaki Heavy Industries Ltd.	10,400	293,454
Kintetsu Group Holdings Co. Ltd.	10,400	418,436
Komatsu Ltd.	52,000	1,582,181
Kubota Corp.	63,900	1,086,331
LIXIL Group Corp.	15,600	300,504
Makita Corp.	15,600	781,476
Marubeni Corp.	93,600	857,015
Mitsubishi Corp.	85,600	2,638,426
Mitsubishi Electric Corp.	115,400	1,581,372
Mitsubishi Heavy Industries Ltd.	17,800	687,490
Mitsui & Co. Ltd.	93,600	1,664,998
NGK Insulators Ltd.	15,600	257,379
Nidec Corp.	14,700	2,115,345
Nippon Express Co. Ltd.	5,200	341,524
NSK Ltd.	26,000	298,032
Obayashi Corp.	41,600	394,080
Odakyu Electric Railway Co. Ltd.	19,400	459,103
Recruit Holdings Co. Ltd.	85,400	2,851,052
Secom Co. Ltd.	10,400	848,042
Shimizu Corp.	41,600	379,797
SMC Corp./Japan	3,600	1,152,406
Sumitomo Corp.	67,600	1,127,510
Taisei Corp.	12,400	565,497
Tokyu Corp.	31,200	570,794
Toppan Printing Co. Ltd.	17,000	273,143
TOTO Ltd.	8,400	348,690
Toyota Tsusho Corp.	12,800	483,444
West Japan Railway Co.	10,400	725,258
Yamato Holdings Co. Ltd.	22,500	690,936

		38,583,303

Mexico — 0.1%
Alfa SAB de CV, Class A	187,713	242,230

Netherlands — 0.6%
Randstad NV	6,760	361,023
Wolters Kluwer NV	15,619	973,834

		1,334,857

Spain — 0.9%
ACS Actividades de Construccion y Servicios SA	14,951	636,969
Aena SME SA(c)	4,004	695,271

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Spain (continued)
Ferrovial SA	26,967	$559,727
International Consolidated Airlines Group SA	44,044	379,190

		2,271,157

Sweden — 3.0%
Alfa Laval AB	16,427	445,161
Assa Abloy AB, Class B	53,344	1,071,595
Atlas Copco AB, Class A	34,777	1,001,874
Atlas Copco AB, Class B	20,947	558,582
Epiroc AB, Class A(a)	34,788	388,437
Epiroc AB, Class B(a)	20,167	207,493
Sandvik AB	59,740	1,059,684
Securitas AB, Class B	17,316	301,315
Skanska AB, Class B	20,398	400,359
SKF AB, Class B	20,592	406,019
Volvo AB, Class B	88,160	1,557,363

		7,397,882

Switzerland — 2.4%
ABB Ltd., Registered	103,394	2,454,655
Adecco Group AG,Registered	9,568	504,847
Geberit AG,Registered	2,028	945,071
Kuehne + Nagel International AG,Registered	2,715	432,210
Schindler Holding AG, Participation Certificates, NVS	2,288	572,937
Schindler Holding AG,Registered	934	226,424
SGS SA, Registered	282	745,995

		5,882,139

United Kingdom — 5.1%
Ashtead Group PLC	26,667	847,469
Babcock International Group PLC	26,780	252,489
BAE Systems PLC	170,092	1,396,949
Bunzl PLC	17,930	564,198
Cobham PLC(a)	134,097	204,160
DCC PLC	5,096	462,855
easyJet PLC	13,888	237,974
Experian PLC	49,349	1,268,086
Ferguson PLC	12,699	1,078,892
G4S PLC	85,800	270,768
IMI PLC	14,807	211,820
Intertek Group PLC	8,522	554,766
RELX PLC	60,836	1,282,024
RELX PLC(a)	53,607	1,126,676
Rentokil Initial PLC	98,516	409,048
Rolls-Royce Holdings PLC	99,725	1,284,078
Smiths Group PLC	21,736	423,897
Travis Perkins PLC	13,156	182,798
Weir Group PLC (The)	13,759	316,325

		12,375,272

United States — 52.8%
3M Co.	31,648	6,668,550
Alaska Air Group Inc.	6,656	458,332
Allegion PLC	5,096	461,545
American Airlines Group Inc.	22,236	919,014
AMETEK Inc.	12,218	966,688
AO Smith Corp.	7,761	414,205
Arconic Inc.	23,059	507,529
Boeing Co. (The)	28,756	10,694,356
Caterpillar Inc.	31,980	4,876,630
CH Robinson Worldwide Inc.	7,327	717,460
Cintas Corp.	4,576	905,179
Copart Inc.(a)	10,974	565,490

Security	Shares	Value

United States (continued)
CSX Corp.	43,860	$3,247,833
Cummins Inc.	8,216	1,200,111
Deere & Co.	17,345	2,607,474
Delta Air Lines Inc.	34,320	1,984,726
Dover Corp.	8,216	727,363
Eaton Corp. PLC	23,244	2,015,952
Emerson Electric Co.	33,644	2,576,458
Equifax Inc.	6,443	841,262
Expeditors International of Washington Inc.	9,204	676,770
Fastenal Co.	15,388	892,812
FedEx Corp.	13,104	3,155,312
Flowserve Corp.	7,072	386,768
Fluor Corp.	7,644	444,116
Fortive Corp.(b)	16,352	1,376,838
Fortune Brands Home & Security Inc.	7,960	416,786
General Dynamics Corp.	14,905	3,051,352
General Electric Co.	467,238	5,275,117
Harris Corp.	6,396	1,082,267
Honeywell International Inc.	40,144	6,679,962
Huntington Ingalls Industries Inc.	2,359	604,093
IHS Markit Ltd.(a)	19,395	1,046,554
Illinois Tool Works Inc.	16,469	2,324,105
Ingersoll-Rand PLC	13,260	1,356,498
Jacobs Engineering Group Inc.	6,552	501,228
JB Hunt Transport Services Inc.(b)	4,574	544,032
Johnson Controls International PLC	50,041	1,751,435
Kansas City Southern	5,408	612,618
L3 Technologies Inc.	4,108	873,443
Lockheed Martin Corp.	13,312	4,605,419
Masco Corp.	16,432	601,411
Nielsen Holdings PLC	19,055	527,061
Norfolk Southern Corp.	14,976	2,703,168
Northrop Grumman Corp.	9,362	2,971,218
PACCAR Inc.	18,876	1,287,154
Parker-Hannifin Corp.	7,176	1,319,882
Pentair PLC	8,788	380,960
Quanta Services Inc.(a)	8,216	274,250
Raytheon Co.	15,288	3,159,418
Republic Services Inc.	11,126	808,415
Robert Half International Inc.	6,553	461,200
Rockwell Automation Inc.	6,708	1,257,884
Rockwell Collins Inc.	8,775	1,232,624
Rollins Inc.	5,266	319,594
Roper Technologies Inc.	5,512	1,632,710
Snap-on Inc.	2,964	544,190
Southwest Airlines Co.	27,744	1,732,613
Stanley Black & Decker Inc.	8,300	1,215,452
Stericycle Inc.(a)	4,732	277,674
Textron Inc.	13,468	962,558
TransDigm Group Inc.(a)	2,600	967,980
Union Pacific Corp.	39,734	6,469,887
United Continental Holdings Inc.(a)	12,376	1,102,207
United Parcel Service Inc., Class B	37,216	4,344,968
United Rentals Inc.(a)	4,472	731,619
United Technologies Corp.	40,243	5,626,374
Verisk Analytics Inc.(a)	8,770	1,057,223
Waste Management Inc.	20,848	1,883,825
WW Grainger Inc.	2,446	874,225

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Industrials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Xylem Inc./NY	9,672	$772,503

		128,513,929

Total Common Stocks — 99.6% (Cost: $249,314,096)		242,509,644

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	2,221,143	2,221,809
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	327,740	327,740

		2,549,549

Total Short-Term Investments — 1.1% (Cost: $2,549,463)		2,549,549

Total Investments in Securities — 100.7% (Cost: $251,863,559)		245,059,193

Other Assets, Less Liabilities — (0.7)%		(1,691,833)

Net Assets — 100.0%		$243,367,360

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	1,358,206	862,937	2,221,143	$2,221,809	$13,260	(b)	$(128)	$222
BlackRock Cash Funds: Treasury, SL Agency Shares	36,581	291,159	327,740	327,740	1,981		—	—

				$2,549,549	$15,241		$(128)	$222

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$242,509,644	$—	$—	$242,509,644
Money Market Funds	2,549,549	—	—	2,549,549

	$245,059,193	$—	$—	$245,059,193

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited)	iShares® Global Materials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 7.9%
Amcor Ltd./Australia	153,971	$1,524,031
BHP Billiton Ltd.	430,787	10,794,034
Fortescue Metals Group Ltd.	229,179	650,024
James Hardie Industries PLC	59,013	894,968
Newcrest Mining Ltd.	101,594	1,426,798
Orica Ltd.	50,323	620,083
Rio Tinto Ltd.	54,826	3,124,359
South32 Ltd.	685,878	1,945,368

		20,979,665

Austria — 0.3%
Voestalpine AG	15,089	690,519

Belgium — 1.1%
Solvay SA	9,875	1,324,763
Umicore SA	27,966	1,564,682

		2,889,445

Brazil — 2.3%
Vale SA, ADR	417,752	6,199,440

Canada — 5.8%
Agnico Eagle Mines Ltd.	31,521	1,075,899
Barrick Gold Corp.	156,815	1,733,627
CCL Industries Inc., Class B, NVS	19,118	861,094
First Quantum Minerals Ltd.	91,956	1,046,474
Franco-Nevada Corp.	24,964	1,560,491
Goldcorp Inc.	115,735	1,178,302
Kinross Gold Corp.(a)	167,638	456,511
Nutrien Ltd.	82,476	4,758,672
Teck Resources Ltd., Class B	67,782	1,632,410
Wheaton Precious Metals Corp.	59,329	1,037,317

		15,340,797

Chile — 0.4%
Empresas CMPC SA	149,231	600,635
Sociedad Quimica y Minera de Chile SA, ADR(b)	12,324	563,453

		1,164,088

Denmark — 1.1%
Chr Hansen Holding A/S	13,114	1,331,754
Novozymes A/S, Class B	29,151	1,600,947

		2,932,701

Finland — 1.6%
Stora Enso OYJ, Class R	76,156	1,457,299
UPM-Kymmene OYJ	70,468	2,766,481

		4,223,780

France — 3.3%
Air Liquide SA	57,354	7,547,666
Arkema SA	9,638	1,194,456

		8,742,122

Germany —9.3%
BASF SE	123,240	10,957,612
Covestro AG(c)	25,280	2,051,279
HeidelbergCement AG	19,750	1,544,295
K+S AG, Registered(b)	25,438	534,196
LANXESS AG	12,403	908,736
Linde AG	24,727	5,850,345
Symrise AG	16,274	1,486,094
thyssenkrupp AG	54,036	1,364,463

		24,697,020

Security	Shares	Value

Ireland — 1.8%
CRH PLC	111,627	$3,653,669
Smurfit Kappa Group PLC	31,442	1,243,867

		4,897,536

Japan — 8.7%
Asahi Kasei Corp.	181,700	2,756,254
JFE Holdings Inc.	79,000	1,813,206
Kuraray Co. Ltd.	47,400	712,763
Mitsubishi Chemical Holdings Corp.	189,600	1,815,293
Mitsui Chemicals Inc.	23,700	592,787
Nippon Paint Holdings Co. Ltd.(b)	23,700	884,694
Nippon Steel & Sumitomo Metal Corp.	118,529	2,508,117
Nitto Denko Corp.	23,700	1,776,900
Oji Holdings Corp.	158,000	1,147,599
Shin-Etsu Chemical Co. Ltd.	55,300	4,900,246
Sumitomo Chemical Co. Ltd.	240,000	1,405,115
Sumitomo Metal Mining Co. Ltd.	39,500	1,386,160
Toray Industries Inc.	213,300	1,602,778

		23,301,912

Mexico — 1.0%
Cemex SAB de CV, CPO(a)	1,935,584	1,360,139
Grupo Mexico SAB de CV, Series B	481,900	1,390,350

		2,750,489

Netherlands — 3.2%
Akzo Nobel NV	33,733	3,155,627
ArcelorMittal	85,873	2,673,071
Koninklijke DSM NV	24,253	2,570,217

		8,398,915

Norway — 0.8%
Norsk Hydro ASA	185,729	1,114,379
Yara International ASA	23,305	1,143,886

		2,258,265

Peru — 0.2%
Southern Copper Corp.	11,297	487,352

South Korea — 1.9%
LG Chem Ltd.	6,320	2,082,452
POSCO	10,744	2,852,475

		4,934,927

Sweden — 0.7%
Boliden AB	37,051	1,032,805
Svenska Cellulosa AB SCA, Class B	80,659	913,323

		1,946,128

Switzerland — 3.5%
Clariant AG, Registered	37,920	991,479
Givaudan SA, Registered	1,027	2,537,010
LafargeHolcim Ltd., Registered	64,227	3,185,706
Sika AG, Registered	18,249	2,669,720

		9,383,915

Taiwan — 2.5%
Formosa Chemicals & Fibre Corp.	556,100	2,331,274
Formosa Plastics Corp.	553,720	2,121,811
Nan Ya Plastics Corp.	790,940	2,196,696

		6,649,781
United Kingdom — 11.8%
Anglo American PLC	188,336	4,231,679
Antofagasta PLC	45,188	503,828
BHP Billiton PLC	282,188	6,149,801
Croda International PLC	18,012	1,221,874

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
DS Smith PLC	189,600	$1,182,586
Glencore PLC	1,621,791	7,015,110
Johnson Matthey PLC	26,465	1,229,306
Mondi PLC	48,427	1,328,702
Randgold Resources Ltd.	12,798	909,563
Rio Tinto PLC	153,655	7,774,501

		31,546,950

United States — 30.1%
Air Products & Chemicals Inc.	29,388	4,909,265
Albemarle Corp.	14,457	1,442,520
Avery Dennison Corp.	11,613	1,258,269
Ball Corp.	45,978	2,022,572
CF Industries Holdings Inc.	31,284	1,703,101
DowDuPont Inc.	309,996	19,935,843
Eastman Chemical Co.	18,881	1,807,289
Ecolab Inc.	33,970	5,325,817
FMC Corp.	17,933	1,563,399
Freeport-McMoRan Inc.	194,340	2,705,213
International Flavors & Fragrances Inc.	12,245	1,703,524
International Paper Co.	54,668	2,686,932
LyondellBasell Industries NV, Class A	42,739	4,381,175
Martin Marietta Materials Inc.	8,453	1,538,023
Mosaic Co. (The)	47,242	1,534,420
Newmont Mining Corp.	71,100	2,147,220
Nucor Corp.	42,502	2,696,752
Packaging Corp. of America	12,561	1,377,816
PPG Industries Inc.	32,311	3,526,099
Praxair Inc.	38,552	6,196,463
Sealed Air Corp.	21,409	859,571
Sherwin-Williams Co. (The)	10,981	4,998,661
Vulcan Materials Co.	17,775	1,976,580
WestRock Co.	33,733	1,802,692

		80,099,216

Total Common Stocks — 99.3% (Cost: $313,081,064)		264,514,963

Security	Shares	Value

Preferred Stocks

Brazil — 0.2%
Gerdau SA, ADR, Preference Shares(b)	139,277	$586,356

Total Preferred Stocks — 0.2% (Cost: $1,555,033)		586,356

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	2,609,849	2,610,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	516,532	516,532

		3,127,164

Total Short-Term Investments — 1.2% (Cost: $3,126,779)		3,127,164

Total Investments in Securities — 100.7% (Cost: $317,762,876)		268,228,483

Other Assets, Less Liabilities — (0.7)%		(1,804,171)

Net Assets — 100.0%		$266,424,312

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,100,872	(1,491,023)	2,609,849	$2,610,632	$27,538	(b)	$1,759		$785
BlackRock Cash Funds: Treasury, SL Agency Shares	402,791	113,741	516,532	516,532	4,840		—		—

				$3,127,164	$32,378		$1,759		$785

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) (continued)	iShares® Global Materials ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$264,514,963	$—	$—	$264,514,963
Preferred Stocks	586,356	—	—	586,356
Money Market Funds	3,127,164	—	—	3,127,164

	$268,228,483	$—	$—	$268,228,483

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Global Tech ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 0.1%
Computershare Ltd.	197,880	$2,856,364

Brazil — 0.1%
Cielo SA	407,451	1,249,834

Canada — 0.7%
BlackBerry Ltd.(a)	190,023	2,149,262
CGI Group Inc., Class A(a)	98,067	6,318,288
Constellation Software Inc./Canada	7,566	5,559,892
Open Text Corp.	104,760	3,983,409

		18,010,851

Finland — 0.5%
Nokia OYJ	2,201,415	12,214,514

France — 1.0%
Atos SE	36,666	4,365,223
Capgemini SE	63,147	7,950,621
Dassault Systemes SE	52,671	7,876,583
STMicroelectronics NV New	259,281	4,720,601

		24,913,028

Germany — 2.8%
Infineon Technologies AG	439,119	9,981,415
SAP SE	421,950	51,950,041
Wirecard AG	45,105	9,781,108

		71,712,564

Japan — 4.5%
Canon Inc.	436,500	13,873,003
FUJIFILM Holdings Corp.	163,000	7,340,274
Fujitsu Ltd.	70,300	5,010,774
Hitachi Ltd.	407,400	13,844,821
Keyence Corp.	36,520	21,213,977
Kyocera Corp.	130,400	7,829,625
Murata Manufacturing Co. Ltd.	87,300	13,423,379
NEC Corp.	115,600	3,195,704
NTT Data Corp.	261,900	3,626,964
Omron Corp.	87,300	3,689,219
Ricoh Co. Ltd.	294,400	3,162,108
Rohm Co. Ltd.	32,600	2,376,441
TDK Corp.	41,300	4,505,058
Tokyo Electron Ltd.	58,200	7,998,433
Yaskawa Electric Corp.	116,400	3,458,643

		114,548,423

Netherlands — 1.3%
ASML Holding NV	168,198	31,433,730
Gemalto NV(a)	33,174	1,934,285

		33,368,015

South Korea — 4.1%
Samsung Electronics Co. Ltd.	2,107,713	88,260,779
SK Hynix Inc.	226,980	14,958,069

		103,218,848

Spain — 0.6%
Amadeus IT Group SA	171,399	15,930,370

Sweden — 0.6%
Hexagon AB, Class B	106,797	6,256,605
Telefonaktiebolaget LM Ericsson, Class B	1,094,160	9,704,869

		15,961,474

Security	Shares	Value

Switzerland — 0.3%
ams AG(b)	25,608	$1,438,222
Logitech International SA, Registered	63,438	2,848,475
Temenos AG, Registered	24,153	3,936,484

		8,223,181

Taiwan — 3.5%
Hon Hai Precision Industry Co. Ltd.	5,820,473	15,097,811
Largan Precision Co. Ltd.	39,000	4,643,009
MediaTek Inc.	652,000	5,263,747
Taiwan Semiconductor Manufacturing Co. Ltd.	7,425,600	63,839,780

		88,844,347

United Kingdom — 0.3%
Micro Focus International PLC	169,071	3,151,718
Sage Group PLC (The)	432,426	3,306,739

		6,458,457

United States — 79.0%
Accenture PLC, Class A	249,678	42,495,196
Adobe Systems Inc.(a)	191,478	51,689,486
Advanced Micro Devices Inc.(a)(b)	335,232	10,355,316
Akamai Technologies Inc.(a)	66,639	4,874,643
Alliance Data Systems Corp.	18,624	4,398,244
Amphenol Corp., Class A	114,945	10,807,129
Analog Devices Inc.	144,045	13,318,401
ANSYS Inc.(a)	32,883	6,138,598
Apple Inc.	1,790,814	404,258,352
Applied Materials Inc.	384,120	14,846,238
Arista Networks Inc.(a)(b)	20,370	5,415,568
Autodesk Inc.(a)	85,554	13,355,835
Automatic Data Processing Inc.	171,108	25,779,131
Broadcom Inc.	168,489	41,571,291
Broadridge Financial Solutions Inc.	45,978	6,066,797
CA Inc.	123,384	5,447,404
Cadence Design Systems Inc.(a)	111,162	5,037,862
Cisco Systems Inc.	1,785,285	86,854,115
Citrix Systems Inc.(a)	50,634	5,628,475
Cognizant Technology Solutions Corp., Class A	226,398	17,466,606
Corning Inc.	315,444	11,135,173
DXC Technology Co.	109,998	10,287,013
F5 Networks Inc.(a)	23,280	4,642,498
Fidelity National Information Services Inc.	128,622	14,028,802
Fiserv Inc.(a)	158,013	13,017,111
FleetCor Technologies Inc.(a)	34,629	7,889,871
FLIR Systems Inc.	53,544	3,291,350
Gartner Inc.(a)	35,502	5,627,067
Global Payments Inc.	61,983	7,896,634
Hewlett Packard Enterprise Co.	575,307	9,383,257
HP Inc.	616,047	15,875,531
Intel Corp.	1,801,581	85,196,766
International Business Machines Corp.	356,766	53,946,587
Intuit Inc.	100,977	22,962,170
IPG Photonics Corp.(a)	13,968	2,179,986
Juniper Networks Inc.	134,733	4,037,948
KLA-Tencor Corp.	60,528	6,156,303
Lam Research Corp.	61,401	9,314,532
Mastercard Inc., Class A	356,184	79,290,120
Microchip Technology Inc.(b)	91,956	7,256,248
Micron Technology Inc.(a)(b)	453,669	20,519,449
Microsoft Corp.	2,993,808	342,401,821
Motorola Solutions Inc.	63,147	8,217,951
NetApp Inc.	101,268	8,697,909

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
NVIDIA Corp.	237,165	$66,648,108
Oracle Corp.	1,103,763	56,910,020
Paychex Inc.	125,130	9,215,825
PayPal Holdings Inc.(a)(b)	462,981	40,668,251
Qorvo Inc.(a)(b)	48,888	3,758,998
QUALCOMM Inc.	549,408	39,573,858
Red Hat Inc.(a)(b)	69,258	9,438,480
salesforce.com Inc.(a)	295,947	47,064,451
Seagate Technology PLC	102,723	4,863,934
Skyworks Solutions Inc.	69,549	6,308,790
Symantec Corp.	243,858	5,189,298
Synopsys Inc.(a)	57,618	5,681,711
TE Connectivity Ltd.	135,315	11,898,248
Texas Instruments Inc.	378,300	40,587,807
Total System Services Inc.	65,766	6,493,735
VeriSign Inc.(a)	41,904	6,709,668
Visa Inc., Class A	692,871	103,993,008
Western Digital Corp.	114,072	6,677,775
Western Union Co. (The)	176,055	3,355,608
Xerox Corp.	86,136	2,323,949
Xilinx Inc.	97,776	7,838,702

		2,014,257,008

Total Common Stocks — 99.4% (Cost: $1,976,690,056)		2,531,767,278

Preferred Stocks

South Korea — 0.4%
Samsung Electronics Co. Ltd., Preference Shares	317,481	10,833,136

Total Preferred Stocks — 0.4% (Cost: $11,573,569)		10,833,136

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	31,864,703	$31,874,263
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	3,996,459	3,996,459

		35,870,722

Total Short-Term Investments — 1.4% (Cost: $35,870,119)		35,870,722

Total Investments in Securities — 101.2% (Cost: $2,024,133,744)		2,578,471,136

Other Assets, Less Liabilities — (1.2)%		(29,679,265)

Net Assets — 100.0%		$2,548,791,871

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation	)

BlackRock Cash Funds: Institutional, SL Agency Shares	2,700,594	29,164,109	31,864,703	$31,874,263	$22,148	(b)	$2,296		$693
BlackRock Cash Funds: Treasury, SL Agency Shares	768,845	3,227,614	3,996,459	3,996,459	25,894		—		—

				$35,870,722	$48,042		$2,296		$693

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Tech ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,531,767,278	$—	$—	$2,531,767,278
Preferred Stocks	10,833,136	—	—	10,833,136
Money Market Funds	35,870,722	—	—	35,870,722

	$2,578,471,136	$—	$—	$2,578,471,136

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited)	iShares® Global Utilities ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.5%
AGL Energy Ltd.	87,678	$1,237,069
APA Group	156,813	1,132,352

		2,369,421

Canada — 1.8%
Emera Inc.	30,893	959,820
Fortis Inc./Canada	56,662	1,835,838

		2,795,658

Chile — 0.6%
Enel Americas SA, ADR	74,668	577,184
Enel Chile SA, ADR	72,758	364,517

		941,701

Denmark — 1.0%
Orsted A/S(a)	22,261	1,512,764

Finland — 1.0%
Fortum OYJ	58,016	1,454,854

France — 4.6%
Electricite de France SA	63,872	1,122,083
Engie SA	244,375	3,594,852
Suez	56,643	805,280
Veolia Environnement SA	75,082	1,499,100

		7,021,315

Germany —3.1%
E.ON SE	293,485	2,992,950
RWE AG	72,151	1,780,821

		4,773,771

Hong Kong — 3.4%
CLP Holdings Ltd.	242,000	2,834,452
Hong Kong & China Gas Co. Ltd.	1,188,952	2,361,220

		5,195,672

Italy — 4.1%
Enel SpA	1,028,361	5,269,873
Terna Rete Elettrica Nazionale SpA	185,857	993,231

		6,263,104

Japan — 4.1%
Chubu Electric Power Co. Inc.	95,700	1,447,906
Kansai Electric Power Co. Inc. (The)	107,300	1,618,215
Kyushu Electric Power Co. Inc.	63,200	762,840
Osaka Gas Co. Ltd.	56,000	1,092,539
Tokyo Gas Co. Ltd.	52,800	1,298,094

		6,219,594

Mexico — 0.2%
Infraestructura Energetica Nova SAB de CV	68,853	342,401

Portugal — 0.8%
EDP - Energias de Portugal SA	325,123	1,200,109

Spain — 6.1%
Endesa SA	42,519	919,070
Iberdrola SA	806,242	5,935,218
Naturgy Energy Group SA	48,160	1,315,098
Red Electrica Corp. SA	57,584	1,206,583

		9,375,969

United Kingdom — 6.7%
Centrica PLC	752,061	1,519,143
National Grid PLC	489,156	5,048,211

Security	Shares	Value

United Kingdom (continued)
Severn Trent PLC	32,178	$775,872
SSE PLC	136,062	2,033,366
United Utilities Group PLC	90,459	830,460

		10,207,052

United States — 60.5%
AES Corp./VA	88,277	1,235,878
Alliant Energy Corp.	31,117	1,324,651
Ameren Corp.	32,499	2,054,587
American Electric Power Co. Inc.	65,679	4,655,327
American Water Works Co. Inc.	24,001	2,111,368
CenterPoint Energy Inc.	65,515	1,811,490
CMS Energy Corp.	37,606	1,842,694
Consolidated Edison Inc.	41,310	3,147,409
Dominion Energy Inc.	87,099	6,121,318
DTE Energy Co.	24,152	2,635,708
Duke Energy Corp.	94,720	7,579,494
Edison International	43,363	2,934,808
Entergy Corp.	24,034	1,949,878
Evergy Inc.	36,197	1,987,939
Eversource Energy	42,083	2,585,580
Exelon Corp.	128,704	5,619,217
FirstEnergy Corp.	64,737	2,406,274
NextEra Energy Inc.	62,767	10,519,749
NiSource Inc.	48,324	1,204,234
NRG Energy Inc.	40,269	1,506,061
PG&E Corp.	68,907	3,170,411
Pinnacle West Capital Corp.	14,836	1,174,714
PPL Corp.	93,135	2,725,130
Public Service Enterprise Group Inc.	67,288	3,552,134
SCANA Corp.	19,004	739,066
Sempra Energy	36,372	4,137,315
Southern Co. (The)	135,099	5,890,316
WEC Energy Group Inc.	41,920	2,798,579
Xcel Energy Inc.	67,672	3,194,795

		92,616,124

Total Common Stocks — 99.5% (Cost: $182,284,684)		152,289,509

Preferred Stocks

Brazil — 0.1%
Cia. Energetica de Minas Gerais, ADR, Preference Shares	130,109	222,487

Total Preferred Stocks — 0.1% (Cost: $813,247)		222,487

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(b)(c)(d)	19,286	19,291

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Global Utilities ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(c)	107,607	$107,607

		126,898

Total Short-Term Investments — 0.1% (Cost: $126,896)		126,898

Total Investments in Securities — 99.7% (Cost: $183,224,827)		152,638,894

Other Assets, Less Liabilities — 0.3%		385,691

Net Assets — 100.0%		$153,024,585

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—	19,286	19,286	$19,291	$12,759	(b)	$—		$2
BlackRock Cash Funds: Treasury, SL Agency Shares	212,457	(104,850)	107,607	107,607	1,997		—		—

				$126,898	$14,756		$—		$2

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$152,289,509	$—	$—	$152,289,509
Preferred Stocks	222,487	—	—	222,487
Money Market Funds	126,898	—	—	126,898

	$152,638,894	$—	$—	$152,638,894

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	41

Statements of Assets and Liabilities (unaudited)

September 30, 2018

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF		iShares Global Energy ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$291,708,836	$324,007,647	$556,246,945		$1,661,344,054
Affiliated(c)	47,228	2,735,202	571,768		14,067,772
Foreign currency, at value(d)	744,357	83,539	480,796		2,868,175
Receivables:
Investments sold	—	—	735,648		—
Securities lending income — Affiliated	60	1,636	563		2,929
Securities related to in-kind transactions	—	—	—		294,952
Dividends	510,531	558,029	1,532,936		3,076,145
Tax reclaims	82,933	94,965	521,560		42,564

Total assets	293,093,945	327,481,018	560,090,216		1,681,696,591

LIABILITIES
Collateral on securities loaned, at value	—	2,451,263	140,191		12,525,887
Payables:
Investments purchased	—	—	67		2,348,147
Capital shares redeemed	—	—	532,421		—
Investment advisory fees	125,449	120,909	226,314		604,684

Total liabilities	125,449	2,572,172	898,993		15,478,718

NET ASSETS	$292,968,496	$324,908,846	$559,191,223		$1,666,217,873

NET ASSETS CONSIST OF:
Paid-in capital	$398,409,356	$302,420,723	$490,854,674		$1,826,479,799
Undistributed net investment income	3,446,315	991,651	3,668,575		13,203,197
Accumulated net realized gain (loss)	(103,807,136)	591,048	34,100,440		(83,701,257)
Net unrealized appreciation (depreciation)	(5,080,039)	20,905,424	30,567,534		(89,763,866)

NET ASSETS	$292,968,496	$324,908,846	$559,191,223		$1,666,217,873

Shares outstanding	5,050,000	2,700,000	11,100,000	(e)	44,100,000

Net asset value	$58.01	$120.34	$50.38	(e)	$37.78

Shares authorized	Unlimited	Unlimited	Unlimited		Unlimited

Par value	None	None	None		None

(a) Securities loaned, at value	$—	$2,350,496	$133,608		$10,922,090
(b) Investments, at cost — Unaffiliated	$296,791,045	$303,099,707	$525,684,255		$1,751,074,683
(c) Investments, at cost — Affiliated	$47,228	$2,735,138	$571,768		$14,067,771
(d) Foreign currency, at cost	$744,861	$83,917	$482,336		$2,899,551
(e) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2018

	iShares Global Financials ETF	iShares Global Healthcare ETF		iShares Global Industrials ETF	iShares Global Materials ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$481,392,719	$1,772,731,678		$242,509,644	$265,101,319
Affiliated(c)	9,269,166	9,659,041		2,549,549	3,127,164
Cash	—	—		6,893	—
Foreign currency, at value(d)	940,981	624,770		221,869	524,925
Receivables:
Investments sold	—	—		51,330	192,559
Securities lending income — Affiliated	246	2,794		9,999	2,451
Dividends	682,077	2,098,694		456,604	680,729
Tax reclaims	202,238	2,391,028		155,861	167,079
Foreign withholding tax claims	—	—		37,758	124,695

Total assets	492,487,427	1,787,508,005		245,999,507	269,920,921

LIABILITIES
Collateral on securities loaned, at value	88,632	7,343,991		2,222,322	2,608,598
Payables:
Investments purchased	—	—		319,609	786,291
Investment advisory fees	186,096	657,091		89,838	100,473
Professional fees	—	—		378	1,247

Total liabilities	274,728	8,001,082		2,632,147	3,496,609

NET ASSETS	$492,212,699	$1,779,506,923		$243,367,360	$266,424,312

NET ASSETS CONSIST OF:
Paid-in capital	$546,383,115	$1,403,906,685		$254,919,504	$386,105,509
Undistributed net investment income	2,653,144	4,609,082		902,411	2,570,446
Accumulated net realized gain (loss)	(47,449,663)	47,283,674		(5,649,046)	(72,722,075)
Net unrealized appreciation (depreciation)	(9,373,897)	323,707,482		(6,805,509)	(49,529,568)

NET ASSETS	$492,212,699	$1,779,506,923		$243,367,360	$266,424,312

Shares outstanding	7,450,000	28,200,000	(e)	2,600,000	3,950,000

Net asset value	$66.07	$63.10	(e)	$93.60	$67.45

Shares authorized	Unlimited	Unlimited		Unlimited	Unlimited

Par value	None	None		None	None

(a) Securities loaned, at value	$82,889	$7,219,267		$2,092,269	$2,489,211
(b) Investments, at cost — Unaffiliated	$491,507,323	$1,449,036,875		$249,314,097	$314,636,097
(c) Investments, at cost — Affiliated	$8,526,118	$9,658,070		$2,549,462	$3,126,779
(d) Foreign currency, at cost	$945,861	$626,052		$222,895	$528,758
(e) Shares outstanding and net asset value per share reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2018

	iShares Global Tech ETF	iShares Global Utilities ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,542,600,414	$152,511,996
Affiliated(c)	35,870,722	126,898
Cash	8,040	—
Foreign currency, at value(d)	1,217,720	75,548
Receivables:
Investments sold	2,351	—
Securities lending income — Affiliated	4,708	11,267
Capital shares sold	790,249	—
Securities related to in-kind transactions	49,783	—
Dividends	1,799,544	248,670
Tax reclaims	46,130	11,529
Foreign withholding tax claims	179,718	116,312

Total assets	2,582,569,379	153,102,220

LIABILITIES
Collateral on securities loaned, at value	31,876,559	19,290
Payables:
Investments purchased	939,459	—
Investment advisory fees	959,693	57,182
Professional fees	1,797	1,163

Total liabilities	33,777,508	77,635

NET ASSETS	$2,548,791,871	$153,024,585

NET ASSETS CONSIST OF:
Paid-in capital	$1,882,380,291	$218,923,128
Undistributed net investment income	4,537,714	1,540,764
Accumulated net realized gain (loss)	107,533,560	(36,857,569)
Net unrealized appreciation (depreciation)	554,340,306	(30,581,738)

NET ASSETS	$2,548,791,871	$153,024,585

Shares outstanding	14,550,000	3,100,000

Net asset value	$175.17	$49.36

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$30,793,467	$—
(b) Investments, at cost — Unaffiliated	$1,988,263,625	$183,097,931
(c) Investments, at cost — Affiliated	$35,870,119	$126,896
(d) Foreign currency, at cost	$1,221,714	$75,929

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

	iShares Global Comm Services ETF	iShares Global Consumer Discretionary ETF	iShares Global Consumer Staples ETF	iShares Global Energy ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$9,982,560	$3,164,104	$9,314,053	$30,975,337
Dividends — Affiliated	3,539	3,058	5,145	12,888
Non-cash dividends — Unaffiliated	—	362,538	—	—
Securities lending income — Affiliated — net	1,921	18,301	19,634	27,676
Foreign taxes withheld	(479,128)	(255,552)	(450,951)	(1,595,779)

Total investment income	9,508,892	3,292,449	8,887,881	29,420,122

EXPENSES
Investment advisory fees	831,397	667,636	1,278,092	3,591,295

Total expenses	831,397	667,636	1,278,092	3,591,295

Net investment income	8,677,495	2,624,813	7,609,789	25,828,827

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(49,586,565)	965,890	1,117,768	(11,942,872)
Investments — Affiliated	856	200	206	3,040
In-kind redemptions — Unaffiliated	6,617,703	10,631,117	40,906,435	46,525,547
Foreign currency transactions	(145,027)	(46,207)	(98,503)	(43,477)

Net realized gain (loss)	(43,113,033)	11,551,000	41,925,906	34,542,238

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	46,223,181	9,252,098	(38,765,439)	89,472,856
Investments — Affiliated	—	645	—	70
Foreign currency translations	(1,303)	(6,052)	(2,923)	(16,001)

Net change in unrealized appreciation (depreciation)	46,221,878	9,246,691	(38,768,362)	89,456,925

Net realized and unrealized gain	3,108,845	20,797,691	3,157,544	123,999,163

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,786,340	$23,422,504	$10,767,333	$149,827,990

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Operations (unaudited) (continued)

Six Months Ended September 30, 2018

	iShares Global Financials ETF	iShares Global Healthcare ETF	iShares Global Industrials ETF	iShares Global Materials ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$11,044,968	$15,483,818	$3,312,718	$6,486,616
Dividends — Affiliated	120,077	16,680	1,981	4,840
Securities lending income — Affiliated — net	8,487	10,817	13,260	27,538
Foreign taxes withheld	(752,687)	(592,577)	(207,509)	(518,839)

Total investment income	10,420,845	14,918,738	3,120,450	6,000,155

EXPENSES
Investment advisory fees	1,243,259	3,804,876	577,618	831,177

Total expenses	1,243,259	3,804,876	577,618	831,177

Net investment income	9,177,586	11,113,862	2,542,832	5,168,978

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(5,006,220)	(15,966,592)	(1,264,891)	(3,321,727)
Investments — Affiliated	(4,873)	775	(128)	1,759
In-kind redemptions — Unaffiliated	21,725,041	92,215,961	13,304,983	21,319,579
In-kind redemptions — Affiliated	720,488	—	—	—
Foreign currency transactions	(88,266)	(138,543)	(43,816)	(30,297)

Net realized gain	17,346,170	76,111,601	11,996,148	17,969,314

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(38,548,086)	141,218,026	(7,077,681)	(20,330,747)
Investments — Affiliated	(1,888,551)	1,177	222	785
Foreign currency translations	(9,360)	(51,367)	(9,112)	(21,519)

Net change in unrealized appreciation (depreciation)	(40,445,997)	141,167,836	(7,086,571)	(20,351,481)

Net realized and unrealized gain (loss)	(23,099,827)	217,279,437	4,909,577	(2,382,167)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(13,922,241)	$228,393,299	$7,452,409	$2,786,811

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)
Six Months Ended September 30, 2018

	iShares Global Tech ETF	iShares Global Utilities ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$15,325,769	$3,469,090
Dividends — Affiliated	25,894	1,997
Securities lending income — Affiliated — net	22,148	12,759
Foreign taxes withheld	(791,031)	(147,510)

Total investment income	14,582,780	3,336,336

EXPENSES
Investment advisory fees	4,797,861	344,528

Total expenses	4,797,861	344,528

Net investment income	9,784,919	2,991,808

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(23,326,030)	(2,095,628)
Investments — Affiliated	2,296	—
In-kind redemptions — Unaffiliated	156,788,720	819,902
Foreign currency transactions	(166,292)	(27,446)

Net realized gain (loss)	133,298,694	(1,303,172)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	79,982,791	1,826,994
Investments — Affiliated	693	2
Foreign currency translations	(9,725)	(8,156)

Net change in unrealized appreciation (depreciation)	79,973,759	1,818,840

Net realized and unrealized gain	213,272,453	515,668

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$223,057,372	$3,507,476

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Changes in Net Assets

	iShares Global Comm Services ETF		iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$8,677,495	$13,255,696	$2,624,813	$3,242,548
Net realized gain (loss)	(43,113,033)	(332,968)	11,551,000	4,419,919
Net change in unrealized appreciation (depreciation)	46,221,878	(17,569,239)	9,246,691	26,650,748

Net increase (decrease) in net assets resulting from operations	11,786,340	(4,646,511)	23,422,504	34,313,215

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,224,031)	(12,581,110)	(2,508,615)	(3,069,194)

Decrease in net assets resulting from distributions to shareholders	(8,224,031)	(12,581,110)	(2,508,615)	(3,069,194)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(110,932,906)	114,395,525	25,377,618	44,499,034

NET ASSETS
Total increase (decrease) in net assets	(107,370,597)	97,167,904	46,291,507	75,743,055
Beginning of period	400,339,093	303,171,189	278,617,339	202,874,284

End of period	$292,968,496	$400,339,093	$324,908,846	$278,617,339

Undistributed net investment income included in net assets at end of period	$3,446,315	$2,992,851	$991,651	$875,453

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Consumer Staples ETF		iShares Global Energy ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$7,609,789	$13,267,803	$25,828,827	$32,526,657
Net realized gain (loss)	41,925,906	25,182,827	34,542,238	(31,468,208)
Net change in unrealized appreciation (depreciation)	(38,768,362)	(16,191,837)	89,456,925	31,016,987

Net increase in net assets resulting from operations	10,767,333	22,258,793	149,827,990	32,075,436

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,748,469)	(13,689,014)	(21,423,763)	(30,869,149)

Decrease in net assets resulting from distributions to shareholders	(6,748,469)	(13,689,014)	(21,423,763)	(30,869,149)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	18,665,428	(77,823,331)	383,261,634	202,582,241

NET ASSETS
Total increase (decrease) in net assets	22,684,292	(69,253,552)	511,665,861	203,788,528
Beginning of period	536,506,931	605,760,483	1,154,552,012	950,763,484

End of period	$559,191,223	$536,506,931	$1,666,217,873	$1,154,552,012

Undistributed net investment income included in net assets at end of period	$3,668,575	$2,807,255	$13,203,197	$8,798,133

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Changes in Net Assets (continued)

	iShares Global Financials ETF		iShares Global Healthcare ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,177,586	$10,821,804	$11,113,862	$22,637,981
Net realized gain	17,346,170	5,615,726	76,111,601	50,153,816
Net change in unrealized appreciation (depreciation)	(40,445,997)	45,507,387	141,167,836	69,429,966

Net increase (decrease) in net assets resulting from operations	(13,922,241)	61,944,917	228,393,299	142,221,763

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(8,822,845)	(10,669,687)	(14,076,245)	(23,472,508)

Decrease in net assets resulting from distributions to shareholders	(8,822,845)	(10,669,687)	(14,076,245)	(23,472,508)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(119,162,036)	196,655,181	(2,920,037)	(27,023,539)

NET ASSETS
Total increase (decrease) in net assets	(141,907,122)	247,930,411	211,397,017	91,725,716
Beginning of period	634,119,821	386,189,410	1,568,109,906	1,476,384,190

End of period	$492,212,699	$634,119,821	$1,779,506,923	$1,568,109,906

Undistributed net investment income included in net assets at end of period	$2,653,144	$2,298,403	$4,609,082	$7,571,465

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Global Industrials ETF		iShares Global Materials ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$2,542,832	$4,211,600	$5,168,978	$6,339,442
Net realized gain	11,996,148	34,801,105	17,969,314	3,097,208
Net change in unrealized appreciation (depreciation)	(7,086,571)	(12,102,394)	(20,351,481)	27,504,128

Net increase in net assets resulting from operations	7,452,409	26,910,311	2,786,811	36,940,778

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,112,228)	(3,754,988)	(5,268,066)	(5,323,742)

Decrease in net assets resulting from distributions to shareholders	(3,112,228)	(3,754,988)	(5,268,066)	(5,323,742)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(121,311,041)	127,960,955	(131,761,751)	108,367,375

NET ASSETS
Total increase (decrease) in net assets	(116,970,860)	151,116,278	(134,243,006)	139,984,411
Beginning of period	360,338,220	209,221,942	400,667,318	260,682,907

End of period	$243,367,360	$360,338,220	$266,424,312	$400,667,318

Undistributed net investment income included in net assets at end of period	$902,411	$1,471,807	$2,570,446	$2,669,534

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Changes in Net Assets (continued)

	iShares Global Tech ETF		iShares Global Utilities ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$9,784,919	$11,149,315	$2,991,808	$5,365,792
Net realized gain (loss)	133,298,694	121,900,753	(1,303,172)	(1,746,629)
Net change in unrealized appreciation (depreciation)	79,973,759	196,773,988	1,818,840	2,481,112

Net increase in net assets resulting from operations	223,057,372	329,824,056	3,507,476	6,100,275

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(6,064,130)	(13,069,610)	(2,489,739)	(5,504,483)

Decrease in net assets resulting from distributions to shareholders	(6,064,130)	(13,069,610)	(2,489,739)	(5,504,483)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	792,800,292	167,690,310	20,299,179	(5,931,688)

NET ASSETS
Total increase (decrease) in net assets	1,009,793,534	484,444,756	21,316,916	(5,335,896)
Beginning of period	1,538,998,337	1,054,553,581	131,707,669	137,043,565

End of period	$2,548,791,871	$1,538,998,337	$153,024,585	$131,707,669

Undistributed net investment income included in net assets at end of period	$4,537,714	$816,925	$1,540,764	$1,038,695

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Global Comm Services ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$57.19		$59.45	$62.37	$61.30	$66.90	$59.99

Net investment income(a)	1.36		2.21	2.28	2.28	2.32	6.75	(b)
Net realized and unrealized gain (loss)(c)	0.76		(2.41)	(2.84)	1.04	(0.47)	2.49

Net increase (decrease)from investment operations	2.12		(0.20)	(0.56)	3.32	1.85	9.24

Distributions
From net investment income		(1.30)	(2.06)	(2.36)	(2.25)	(7.45)		(2.33)

Total distributions		(1.30)	(2.06)	(2.36)	(2.25)	(7.45)		(2.33)

Net asset value, end of period	$58.01		$57.19	$59.45	$62.37	$61.30	$66.90

Total Return
Based on net asset value	3.86	%(d)	(0.46)%	(0.91)%	5.59%	2.71%		15.86%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.47%	0.47%		0.48%

Net investment income	4.79	%(e)	3.71%	3.74%	3.74%	3.62%	10.50	%(b)

Supplemental Data
Net assets, end of period (000)	$292,968		$400,339	$303,171	$408,503	$468,949	$481,704

Portfolio turnover rate(f)	63	%(d)	3%	5%	13%	8%		11%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Vodafone Group PLC which represented $4.36 per share and 6.78% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Discretionary ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$111.45		$96.61	$88.72	$90.55	$82.12	$67.13

Net investment income(a)	1.05		1.42	1.51	1.27	1.43	1.10
Net realized and unrealized gain (loss)(b)	8.84		14.79	7.97	(2.06)	8.46	14.91

Net increase (decrease)from investment operations	9.89		16.21	9.48	(0.79)	9.89	16.01

Distributions
From net investment income		(1.00)	(1.37)	(1.59)	(1.04)	(1.46)	(1.02)

Total distributions		(1.00)	(1.37)	(1.59)	(1.04)	(1.46)	(1.02)

Net asset value, end of period	$120.34		$111.45	$96.61	$88.72	$90.55	$82.12

Total Return
Based on net asset value	8.98	%(c)	16.81%	10.86%	(0.90)%	12.19%	24.02%

Ratios to Average Net Assets
Total expenses	0.46	%(d)	0.47%	0.48%	0.47%	0.47%	0.48%

Net investment income	1.80	%(d)	1.35%	1.68%	1.42%	1.69%	1.43%

Supplemental Data
Net assets, end of period (000)	$324,909		$278,617	$202,874	$266,163	$380,295	$275,099

Portfolio turnover rate(e)	22	%(c)	6%	13%	7%	6%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Consumer Staples ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)(a)	03/31/18 (a)	03/31/17 (a)	03/31/16 (a)	03/31/15 (a)	03/31/14 (a)

Net asset value, beginning of period	$50.14		$49.65	$48.74	$45.87	$43.23	$41.19

Net investment income(b)	0.68		1.12	1.01	1.00	1.05	0.96
Net realized and unrealized gain(c)	0.21		0.52	0.98	2.90	2.64	1.96

Net increase from investment operations	0.89		1.64	1.99	3.90	3.69	2.92

Distributions
From net investment income		(0.65)	(1.15)	(1.08)	(1.03)	(1.05)	(0.88)

Total distributions		(0.65)	(1.15)	(1.08)	(1.03)	(1.05)	(0.88)

Net asset value, end of period	$50.38		$50.14	$49.65	$48.74	$45.87	$43.23

Total Return
Based on net asset value	1.87	%(d)	3.19%	4.18%	8.64%	8.60%	7.28%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.47%	0.47%	0.48%

Net investment income	2.73	%(e)	2.18%	2.09%	2.16%	2.33%	2.29%

Supplemental Data
Net assets, end of period (000)	$559,191		$536,507	$605,760	$638,557	$646,792	$579,262

Portfolio turnover rate(f)	5	%(d)	5%	4%	3%	5%	4%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	55

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Energy ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$33.91		$33.19	$29.58	$35.69	$43.77	$39.88

Net investment income(a)	0.61		1.14	0.97	1.10	1.16	1.05
Net realized and unrealized gain (loss)(b)	3.75		0.66	3.64	(6.15)	(8.12)	3.91

Net increase (decrease)from investment operations	4.36		1.80	4.61	(5.05)	(6.96)	4.96

Distributions
From net investment income		(0.49)	(1.08)	(1.00)	(1.06)	(1.12)	(1.07)

Total distributions		(0.49)	(1.08)	(1.00)	(1.06)	(1.12)	(1.07)

Net asset value, end of period	$37.78		$33.91	$33.19	$29.58	$35.69	$43.77

Total Return
Based on net asset value	12.94	%(c)	5.56%	15.54%	(14.27)%	(16.30)%	12.75%

Ratios to Average Net Assets
Total expenses	0.46	%(d)	0.47%	0.48%	0.47%	0.47%	0.48%

Net investment income	3.30	%(d)	3.39%	2.98%	3.46%	2.76%	2.55%

Supplemental Data
Net assets, end of period (000)	$1,666,218		$1,154,552	$950,763	$1,020,607	$1,065,215	$1,030,873

Portfolio turnover rate(e)	2	%(c)	4%	4%	6%	6%	9%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Financials ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$68.93		$60.82	$49.45	$56.94	$56.52	$48.31

Net investment income(a)	1.14		1.47	1.35	1.31	1.36	1.21
Net realized and unrealized gain (loss)(b)		(2.85)	8.12	11.30	(7.32)	0.40	8.20

Net increase (decrease)from investment operations		(1.71)	9.59	12.65	(6.01)	1.76	9.41

Distributions
From net investment income		(1.15)	(1.48)	(1.28)	(1.48)	(1.34)		(1.20)

Total distributions		(1.15)	(1.48)	(1.28)	(1.48)	(1.34)		(1.20)

Net asset value, end of period	$66.07		$68.93	$60.82	$49.45	$56.94	$56.52

Total Return
Based on net asset value	(2.45	)%(c)	15.91%	26.03%	(10.84)%	3.13%	19.74	%(d)

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.47%	0.47%		0.48%

Net investment income	3.39	%(e)	2.19%	2.46%	2.41%	2.40%		2.28%

Supplemental Data
Net assets, end of period (000)	$492,213		$634,120	$386,189	$227,455	$259,093	$308,057

Portfolio turnover rate(f)	2	%(c)	4%	16%	9%	5%		5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013).For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 19.84%.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	57

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Healthcare ETF
	Six Months Ended
	09/30/18		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	(unaudited	)(a)	03/31/18 (a)	03/31/17 (a)	03/31/16 (a)	03/31/15 (a)	03/31/14 (a)

Net asset value, beginning of period	$55.61		$51.44	$48.21	$53.86	$45.49	$36.77

Net investment income(b)	0.39		0.79	0.76	0.77	0.72	0.70
Net realized and unrealized gain (loss)(c)	7.62		4.20	3.29	(4.95)	8.34	8.67

Net increase (decrease)from investment operations	8.01		4.99	4.05	(4.18)	9.06	9.37

Distributions
From net investment income		(0.52)	(0.82)	(0.82)	(1.15)	(0.69)	(0.65)
In excess of net investment income	—		—	—	(0.32)	—	—

Total distributions		(0.52)	(0.82)	(0.82)	(1.47)	(0.69)	(0.65)

Net asset value, end of period	$63.10		$55.61	$51.44	$48.21	$53.86	$45.49

Total Return
Based on net asset value	14.53	%(d)	9.70%	8.52%	(7.97)%	20.11%	25.81%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.47%	0.47%	0.48%

Net investment income	1.34	%(e)	1.42%	1.51%	1.48%	1.46%	1.70%

Supplemental Data
Net assets, end of period (000)	$1,779,507		$1,568,110	$1,476,384	$1,610,047	$1,669,687	$1,137,187

Portfolio turnover rate(f)	5	%(d)	4%	5%	5%	3%	5%

(a)	Per share amounts reflect a two-for-one stock split effective after the close of trading on May 1, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Industrials ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$91.22		$80.47	$70.40		$72.00	$71.16	$59.20

Net investment income(a)	0.93		1.43	1.37	(b)	1.27	1.33	1.25
Net realized and unrealized gain (loss)(c)	2.56		10.69	10.02		(1.55)	0.87	11.79

Net increase (decrease)from investment operations	3.49		12.12	11.39		(0.28)	2.20	13.04

Distributions
From net investment income		(1.11)	(1.37)		(1.32)	(1.32)	(1.36)	(1.08)

Total distributions		(1.11)	(1.37)		(1.32)	(1.32)	(1.36)	(1.08)

Net asset value, end of period	$93.60		$91.22	$80.47		$70.40	$72.00	$71.16

Total Return
Based on net asset value	3.88	%(d)	15.14%	16.38	%(b)	(0.37)%	3.10%	22.27%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%		0.48%	0.47%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.48%	N/A	N/A	N/A

Net investment income	2.02	%(e)	1.61%	1.85	%(b)	1.82%	1.86%	1.91%

Supplemental Data
Net assets, end of period (000)	$243,367		$360,338	$209,222		$190,089	$255,612	$348,666

Portfolio turnover rate(f)	3	%(d)	6%		9%	7%	5%	6%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.01.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	59

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Materials ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$67.34		$59.25	$47.64		$56.97	$62.42	$59.47

Net investment income(a)	0.98		1.33	0.93	(b)	1.24	1.29	1.26
Net realized and unrealized gain (loss)(c)		(0.01)	7.99	11.40		(8.93)	(5.44)	3.02

Net increase (decrease)from investment operations	0.97		9.32	12.33		(7.69)	(4.15)	4.28

Distributions
From net investment income		(0.86)	(1.23)		(0.72)	(1.64)	(1.30)	(1.33)

Total distributions		(0.86)	(1.23)		(0.72)	(1.64)	(1.30)	(1.33)

Net asset value, end of period	$67.45		$67.34	$59.25		$47.64	$56.97	$62.42

Total Return
Based on net asset value	1.49	%(d)	15.84%	26.13	%(b)	(13.70)%	(6.77)%	7.52%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%		0.48%	0.47%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.48%	N/A	N/A	N/A

Net investment income	2.86	%(e)	2.02%	1.73	%(b)	2.44%	2.12%	2.12%

Supplemental Data
Net assets, end of period (000)	$266,424		$400,667	$260,683		$178,653	$321,888	$371,387

Portfolio turnover rate(f)	7	%(d)	8%		10%	9%	4%	13%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.07%.
•	Ratio of net investment income to average net assets by 0.05%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Tech ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$157.85		$124.07	$100.03		$96.71	$84.58	$69.86

Net investment income(a)	0.79		1.20	1.24	(b)	1.15	1.07	0.92
Net realized and unrealized gain(c)	17.08		34.01	23.94		3.27	12.14	14.65

Net increase from investment operations	17.87		35.21	25.18		4.42	13.21	15.57

Distributions
From net investment income		(0.55)	(1.43)		(1.14)	(1.10)	(1.08)	(0.85)

Total distributions		(0.55)	(1.43)		(1.14)	(1.10)	(1.08)	(0.85)

Net asset value, end of period	$175.17		$157.85	$124.07		$100.03	$96.71	$84.58

Total Return
Based on net asset value	11.33	%(d)	28.49%	25.40	%(b)	4.59%	15.70%	22.52%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%		0.48%	0.47%	0.47%	0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.48%	N/A	N/A	N/A

Net investment income	0.94	%(e)	0.82%	1.15	%(b)	1.20%	1.17%	1.21%

Supplemental Data
Net assets, end of period (000)	$2,548,792		$1,538,998	$1,054,554		$765,215	$884,905	$706,223

Portfolio turnover rate(f)	14	%(d)	5%		6%	5%	7%	8%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.02.
•	Total return by 0.02%.
•	Ratio of net investment income to average net assets by 0.02%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized. (e) Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H IG H L I G H T S	61

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares Global Utilities ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$48.78		$48.09	$48.11		$46.57	$47.93	$43.30

Net investment income(a)	0.98		1.79	1.92	(b)	1.54	1.70	1.73
Net realized and unrealized gain (loss)(c)	0.43		0.69	0.19		1.66	(1.31)	4.80

Net increase from investment operations	1.41		2.48	2.11		3.20	0.39	6.53

Distributions
From net investment income		(0.83)	(1.79)		(2.13)	(1.66)	(1.75)		(1.90)

Total distributions		(0.83)	(1.79)		(2.13)	(1.66)	(1.75)		(1.90)

Net asset value, end of period	$49.36		$48.78	$48.09		$48.11	$46.57	$47.93

Total Return
Based on net asset value	2.93	%(d)	5.13%	4.61	%(b)	7.19%	0.62%	15.91	%(e)

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.47%		0.48%	0.47%	0.47%		0.48%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A		0.48%	N/A	N/A	N/A

Net investment income	3.99	%(f)	3.58%	4.07	%(b)	3.37%	3.49%		3.89%

Supplemental Data
Net assets, end of period (000)	$153,025		$131,708	$137,044		$168,382	$186,294	$285,212

Portfolio turnover rate(g)	4	%(d)	4%		15%	9%	4%		7%

(a)	Based on average shares outstanding.
(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:
•	Net investment income per share by $0.03.
•	Total return by 0.09%.
•	Ratio of net investment income to average net assets by 0.06%.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

The total return presented was calculated using the ending net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013).For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes, for the year ended March 31, 2014 was 15.77%.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Global Comm Services(a)	Non-diversified
Global Consumer Discretionary	Diversified
Global Consumer Staples	Diversified
Global Energy	Non-diversified
Global Financials	Diversified
Global Healthcare	Diversified
Global Industrials	Diversified
Global Materials	Diversified
Global Tech	Non-diversified
Global Utilities	Diversified

(a)	Formerly the iShares Global Telecom ETF.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss)from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements (unaudited) (continued)

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”).The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

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Notes to Financial Statements (unaudited) (continued)

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
Global Consumer Discretionary
Citigroup Global Markets Inc.	$7,467	$7,467		$—	$—
Credit Suisse Securities (USA) LLC	79,540	79,540		—	—
JPMorgan Securities LLC	838,313	838,313		—	—
Morgan Stanley & Co. LLC	1,110,964	1,110,964		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	314,212	314,212		—	—

	$2,350,496	$2,350,496		$—	$—

Global Consumer Staples
Barclays Capital Inc.	$133,608	$133,608		$—	$—

Global Energy
Barclays Bank PLC	$5,212,550	$5,212,550		$—	$—
Citigroup Global Markets Inc.	374	374		—	—
Credit Suisse Securities (USA) LLC	5,708,627	5,708,627		—	—
JPMorgan Securities LLC	539	539		—	—

	$10,922,090	$10,922,090		$—	$—

Global Financials
Citigroup Global Markets Inc.	$77,062	$77,062		$—	$—
UBS AG	5,827	5,827		—	—

	$82,889	$82,889		$—	$—

Global Healthcare
JPMorgan Securities LLC	$3,602,725	$3,602,725		$—	$—
Merrill Lynch, Pierce, Fenner & Smith	30,611	30,611		—	—
TD Prime Services LLC	15,305	15,305		—	—
UBS Securities LLC	3,570,626	3,570,626		—	—

	$7,219,267	$7,219,267		$—	$—

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Global Industrials
Barclays Capital Inc.	$66,467	$66,467		$—	$—
Citigroup Global Markets Inc.	107,046	107,046		—	—
Credit Suisse Securities (USA) LLC	26,320	26,320		—	—
Goldman Sachs & Co.	62,040	62,040		—	—
Mizuho Securities USA Inc.	1,376,838	1,376,838		—	—
State Street Bank & Trust Company	267,068	267,068		—	—
UBS AG	4,014	4,014		—	—
UBS Securities LLC	182,476	182,476		—	—

	$2,092,269	$2,092,269		$—	$—

Global Materials
Barclays Bank PLC	$506,867	$506,867		$—	$—
Goldman Sachs & Co.	7,590	7,590		—	—
JPMorgan Securities LLC	884,694	884,694		—	—
Morgan Stanley & Co. LLC	534,196	534,196		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	17,191	17,191		—	—
UBS Securities LLC	538,673	538,673		—	—

	$2,489,211	$2,489,211		$—	$—

Global Tech
Goldman Sachs & Co.	$3,751,242	$3,722,658		$—	$(28,584	)(b)
HSBC Bank PLC	8,098,214	8,098,214		—	—
JPMorgan Securities LLC	11,247,066	11,247,066		—	—
Morgan Stanley & Co. LLC	25,105	25,105		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,671,840	7,671,840		—	—

	$30,793,467	$30,764,883		$—	$(28,584)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”),an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Global Comm Services	$562
Global Consumer Discretionary	4,955
Global Consumer Staples	4,951
Global Energy	9,136
Global Financials	2,172
Global Healthcare	3,698
Global Industrials	2,693
Global Materials	7,588
Global Tech	10,660
Global Utilities	2,501

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$77,006,576	$47,132,646
Global Consumer Discretionary	19,798,704	41,029,887
Global Consumer Staples	1,417,414	14,352,272
Global Energy	12,555,571	8,318,412
Global Financials	734,711	333,348
Global Healthcare	13,884,805	27,924,789
Global Industrials	2,011,494	667,376
Global Materials	1,217,456	932,658
Global Tech	85,781,035	233,214,963
Global Utilities	780,548	496,020

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which

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Notes to Financial Statements (unaudited) (continued)

might have an adverse effect on the Fund. As of September 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Global Consumer Discretionary	1	12%
Global Consumer Staples	1	14
Global Healthcare	2	33
Global Industrials	1	16

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

6.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Global Comm Services	$220,082,599	$220,428,905
Global Consumer Discretionary	66,638,226	63,617,578
Global Consumer Staples	30,018,750	28,684,887
Global Energy	56,085,975	34,921,251
Global Financials	12,800,994	16,383,919
Global Healthcare	74,147,267	78,091,757
Global Industrials	6,659,221	9,247,481
Global Materials	23,239,149	29,193,810
Global Tech	424,089,819	286,656,486
Global Utilities	6,509,977	6,072,890

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Global Comm Services	$—	$109,877,000
Global Consumer Discretionary	80,769,044	55,849,984
Global Consumer Staples	181,376,490	163,173,973
Global Energy	678,162,252	313,148,041
Global Financials	—	114,647,429
Global Healthcare	286,335,013	288,062,778
Global Industrials	9,042,501	128,143,455
Global Materials	30,022,856	154,945,003
Global Tech	1,061,346,562	404,613,407
Global Utilities	39,036,522	18,989,819

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

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Notes to Financial Statements (unaudited) (continued)

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Global Comm Services	$50,795,112	$3,049,039	$53,844,151
Global Consumer Discretionary	9,128,760	838,994	9,967,754
Global Consumer Staples	4,721,705	376,300	5,098,005
Global Energy	83,796,665	3,833,014	87,629,679
Global Financials	35,102,630	19,984,033	55,086,663
Global Healthcare	14,699,268	—	14,699,268
Global Industrials	13,556,401	2,652,700	16,209,101
Global Materials	64,104,644	15,013,970	79,118,614
Global Tech	12,684,266	3,985,882	16,670,148
Global Utilities	25,380,217	5,807,445	31,187,662

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Comm Services	$303,688,225	$13,167,721	$(25,099,882)	$(11,932,161)
Global Consumer Discretionary	306,853,997	43,835,676	(23,946,824)	19,888,852
Global Consumer Staples	528,983,484	58,270,611	(30,435,382)	27,835,229
Global Energy	1,795,831,337	59,929,739	(180,349,250)	(120,419,511)
Global Financials	510,495,151	40,772,312	(60,605,578)	(19,833,266)
Global Healthcare	1,472,823,834	386,348,555	(76,781,670)	309,566,885
Global Industrials	253,342,683	15,985,104	(24,268,594)	(8,283,490)
Global Materials	329,319,930	15,558,659	(76,650,106)	(61,091,447)
Global Tech	2,034,256,963	583,720,209	(39,506,036)	544,214,173
Global Utilities	187,591,562	5,893,750	(40,846,418)	(34,952,668)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

N O T E S T O F I N A N C I A L S T A T E M E N T S	69

Notes to Financial Statements (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18			Year Ended 03/31/18
iShares ETF	Shares		Amount	Shares		Amount
Global Comm Services
Shares sold	—		$—	2,000,000		$120,212,679
Shares redeemed	(1,950,000)		(110,932,906)	(100,000)		(5,817,154)

Net increase (decrease)	(1,950,000)		$(110,932,906)	1,900,000		$114,395,525

Global Consumer Discretionary
Shares sold	700,000		$82,240,279	1,000,000		$106,274,450
Shares redeemed	(500,000)		(56,862,661)	(600,000)		(61,775,416)

Net increase	200,000		$25,377,618	400,000		$44,499,034

Global Consumer Staples
Shares sold	3,700,000	(a)	$185,414,562	100,000	(a)	$5,262,525
Shares redeemed	(3,300,000	)(a)	(166,749,134)	(1,600,000	)(a)	(83,085,856)

Net increase (decrease)	400,000		$18,665,428	(1,500,000)		$(77,823,331)

Global Energy
Shares sold	18,600,000		$698,698,868	9,750,000		$345,657,290
Shares redeemed	(8,550,000)		(315,437,234)	(4,350,000)		(143,075,049)

Net increase	10,050,000		$383,261,634	5,400,000		$202,582,241

Global Financials
Shares sold	—		$1,906	3,500,000		$241,083,496
Shares redeemed	(1,750,000)		(119,163,942)	(650,000)		(44,428,315)

Net increase (decrease)	(1,750,000)		$(119,162,036)	2,850,000		$196,655,181

Global Healthcare
Shares sold	4,900,000	(a)	$290,316,076	2,200,000	(a)	$121,236,397
Shares redeemed	(4,900,000	)(a)	(293,236,113)	(2,700,000	)(a)	(148,259,936)

Net decrease	—		$(2,920,037)	(500,000)		$(27,023,539)

Global Industrials
Shares sold	100,000		$9,231,404	3,200,000		$290,578,767
Shares redeemed	(1,450,000)		(130,542,445)	(1,850,000)		(162,617,812)

Net increase (decrease)	(1,350,000)		$(121,311,041)	1,350,000		$127,960,955

Global Materials
Shares sold	450,000		$31,826,906	2,550,000		$169,382,954
Shares redeemed	(2,450,000)		(163,588,657)	(1,000,000)		(61,015,579)

Net increase (decrease)	(2,000,000)		$(131,761,751)	1,550,000		$108,367,375

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Global Tech
Shares sold	7,200,000	$1,207,920,304	2,750,000	$394,369,697
Shares redeemed	(2,400,000)	(415,120,012)	(1,500,000)	(226,679,387)

Net increase	4,800,000	$792,800,292	1,250,000	$167,690,310

Global Utilities
Shares sold	800,000	$39,665,738	750,000	$38,177,509
Shares redeemed	(400,000)	(19,366,559)	(900,000)	(44,109,197)

Net increase (decrease)	400,000	$20,299,179	(150,000)	$(5,931,688)

(a)	Share transactions reflect a two-for-one stock split effective after the close of trading on May 1, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

The Board authorized a two-for-one stock split for each of the iShares Global Consumer Staples ETF and iShares Global Healthcare ETF, effective after the close of trading on May 1, 2018. The impact of the stock splits was to increase the number of shares outstanding by a factor of two, while decreasing the NAV per share by a factor of two, resulting in no effect on the net assets of the Funds. The financial statements for the Funds have been adjusted to reflect the stock splits.

10.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF have filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Funds have recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Funds continue to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Funds.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which each Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Funds will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Funds.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Global Consumer Discretionary ETF received proceeds of $21,522 in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

N O T E S T O F I N A N C I A L S T A T E M E N T S	71

Notes to Financial Statements (unaudited) (continued)

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares Global Comm Services ETF, iShares Global Consumer Discretionary ETF, iShares Global Consumer Staples ETF, iShares Global Energy ETF, iShares Global Financials ETF, iShares Global Industrials ETF, iShares Global Materials ETF, iShares Global Tech ETF and iShares Global Utilities ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c)Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	73

Board Review and Approval of Investment Advisory Contract (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Global Healthcare ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c)Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider),objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c)Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c)Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Global Healthcare	$0.499857	$—	$0.017652	$0.517509	97%	—%	3%	100%
Global Tech	0.482028	—	0.064290	0.546318	88	—	12	100

S U P P L E M E N T A L I N F O R M A T I O N	77

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds ‘Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

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Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	79

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by S&P Dow Jones Indices LLC, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Asia 50 ETF | AIA | NASDAQ

▶	iShares Emerging Markets Infrastructure ETF | EMIF | NASDAQ

▶	iShares Europe ETF | IEV | NYSE Arca

▶	iShares International Developed Property ETF | WPS | NYSE Arca

▶	iShares International Dividend Growth ETF | IGRO | Cboe BZX

▶	iShares Latin America 40 ETF | ILF | NYSE Arca

Fund Summary as of September 30, 2018	iShares® Asia 50 ETF

Investment Objective

The iShares Asia 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Asian equities, as represented by the S&P Asia 50TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(6.01	)%(a)	4.89%	8.29%	9.03%	4.89%	48.93%	137.47%
Fund Market	(7.90)		3.68	8.30	8.71	3.68	49.02	130.48
Index	(5.59)		5.29	8.87	9.63	5.29	52.95	150.87

(a)  The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 939.90	$ 2.43	$ 1,000.00	$ 1,022.60	$ 2.54	0.50%

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	31.7%
Information Technology	27.7
Communication Services	17.8
Materials	4.7
Real Estate	4.1
Energy	4.0
Consumer Discretionary	3.7
Industrials	2.3
Utilities	2.0
Health Care	1.4
Consumer Staples	0.6
(a) Excludes money market funds.

ALLOCATION BY COUNTRY
Country	Percent of Total Investments(a)
China	33.9%
South Korea	25.0
Taiwan	17.7
Hong Kong	17.3
Singapore	6.1

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® Emerging Markets Infrastructure ETF

Investment Objective

The iShares Emerging Markets Infrastructure ETF (the “Fund”) seeks to track the investment results of an index composed of 30 of the largest emerging market equities in the infrastructure industry, as represented by the S&P Emerging Markets Infrastructure IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception
Fund NAV	(9.48	)%(a)	(12.52)%	(0.32)%	4.37%	(12.52)%	(1.61)%	48.85%
Fund Market	(10.70)		(13.12)	(0.50)	4.33	(13.12)	(2.45)	48.23
Index	(10.02)		(13.37)	0.00	4.47	(13.37)	(0.02)	50.06

(a)  The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The inception date of the Fund was 6/16/09. The first day of secondary market trading was 6/19/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 905.20	$ 3.58	$ 1,000.00	$ 1,021.30	$ 3.80	0.75%

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	41.4%
Utilities	39.9
Energy	18.7

(a)	Excludes money market funds.

ALLOCATION BY COUNTRY
Country	Percent of Total Investments(a)
China	44.2%
Mexico	13.4
Thailand	9.9
Brazil	8.6
Malaysia	7.8
Chile	5.3
South Korea	5.1
Russia	4.5
United States	1.2

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Fund Summary as of September 30, 2018	iShares® Europe ETF

Investment Objective

The iShares Europe ETF (the “Fund”) seeks to track the investment results of an index composed of European equities, as represented by the S&P Europe 350TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(0.44)%	(0.62)%	3.45%	4.56%	(0.62)%	18.46%	56.15%
Fund Market	(1.01)	(0.94)	3.33	4.35	(0.94)	17.79	53.16
Index	(0.37)	(0.39)	3.78	4.91	(0.39)	20.38	61.56

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 995.60	$ 2.95	$ 1,000.00	$ 1,022.10	$ 2.99	0.59%

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	18.9%
Consumer Staples	13.5
Health Care	13.3
Industrials	13.1
Consumer Discretionary	9.0
Materials	8.7
Energy	8.6
Information Technology	5.5
Communication Services	4.6
Utilities	3.5
Real Estate	1.3
(a) Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
United Kingdom	28.4%
France	16.8
Germany	14.5
Switzerland	13.7
Netherlands	5.4
Spain	4.7
Sweden	4.3
Italy	3.6
Denmark	2.5
Belgium	1.9

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® International Developed Property ETF

Investment Objective

The iShares International Developed Property ETF (the “Fund”) seeks to track the investment results of an index composed of real estate equities in developed non-U.S. markets, as represented by the S&P Developed ex-U.S. Property IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(2.79	)%(a)	1.91%	3.97%	6.62%	1.91%	21.48%	89.85%
Fund Market	(3.52)		1.53	3.86	6.23	1.53	20.86	83.05
Index	(2.70)		2.12	4.00	6.62	2.12	21.68	89.81

(a)  The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 972.10	$ 2.37	$ 1,000.00	$ 1,022.70	$ 2.43	0.48%

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Diversified Real Estate Activities	23.2%
Real Estate Operating Companies	20.4
Retail REITs	15.8
Diversified REITs	13.6
Office REITs	9.6
Industrial REITs	6.5
Real Estate Development	4.7
Residential REITs	2.6
Hotel & Resort REITs	1.2
Other (each representing less than 1%)	2.4
(a) Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Japan	27.8%
Hong Kong	15.6
Australia	10.6
Germany	8.7
United Kingdom	8.5
France	7.1
Singapore	6.7
Canada	3.1
Sweden	2.7
Switzerland	1.8

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Fund Summary as of September 30, 2018	iShares® International Dividend Growth ETF

Investment Objective

The iShares International Dividend Growth ETF (the “Fund”) seeks to track the investment results of an index composed of international equities with a history of consistently growing dividends, as represented by the Morningstar® Global ex-US Dividend Growth IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns		Cumulative Total Returns
	6 Months		1 Year	Since Inception	1 Year	Since Inception
Fund NAV	1.17	%(a)	2.68%	9.17%	2.68%	23.17%
Fund Market	0.29		1.38	9.21	1.38	23.28
Index	0.97		2.47	9.13	2.47	23.00

(a)  The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The inception date of the Fund was 5/17/16. The first day of secondary market trading was 5/19/16.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,011.70	$ 1.11	$ 1,000.00	$ 1,024.00	$ 1.12	0.22%

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	24.4%
Consumer Staples	15.0
Health Care	13.2
Information Technology	10.7
Industrials	10.0
Consumer Discretionary	9.9
Materials	6.2
Communication Services	4.9
Utilities	2.4
Real Estate	1.8
Energy	1.5
(a) Excludes money market funds.

TEN LARGEST COUNTRIES
Country	Percent of Total Investments(a)
Canada	13.7%
United Kingdom	13.3
Japan	12.3
Switzerland	11.8
France	11.5
Germany	8.7
Taiwan	4.3
Hong Kong	3.3
South Korea	3.0
Netherlands	2.7

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® Latin America 40 ETF

Investment Objective

The iShares Latin America 40 ETF (the “Fund”) seeks to track the investment results of an index composed of 40 of the largest Latin American equities, as represented by the S&P LatinAmerica 40TM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(14.14)%	(7.90)%	(1.52)%	0.51%	(7.90)%	(7.36)%	5.19%
Fund Market	(14.89)	(8.07)	(1.56)	0.53	(8.07)	(7.56)	5.45
Index	(13.96)	(7.51)	(1.06)	0.97	(7.51)	(5.17)	10.14

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 858.60	$ 2.24	$ 1,000.00	$ 1,022.70	$ 2.43	0.48%

(a)  Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	34.5%
Materials	20.4
Consumer Staples	14.8
Energy	13.9
Communication Services	6.5
Industrials	3.1
Utilities	2.7
Consumer Discretionary	2.3
Real Estate	1.0
Information Technology	0.8
(a) Excludes money market funds.

ALLOCATION BY COUNTRY
Country	Percent of Total Investments(a)
Brazil	55.3%
Mexico	27.2
Chile	10.2
Peru	4.5
Colombia	2.8

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) September 30, 2018	iShares® Asia 50 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

China — 33.7%
Bank of China Ltd., Class H	41,600,000	$18,500,939
China Construction Bank Corp., Class H	58,825,960	51,421,688
China Life Insurance Co. Ltd., Class H	4,031,000	9,159,373
China Mobile Ltd.	2,985,500	29,435,689
China Overseas Land & Investment Ltd.	2,008,000	6,287,109
China Petroleum & Chemical Corp., Class H	13,651,600	13,677,944
CNOOC Ltd.	8,775,000	17,382,011
Geely Automobile Holdings Ltd.	2,925,000	5,831,385
Industrial & Commercial Bank of China Ltd., Class H	42,900,115	31,359,974
PetroChina Co. Ltd., Class H	11,700,000	9,479,738
Ping An Insurance Group Co. of China Ltd., Class H	2,762,500	28,066,653
Tencent Holdings Ltd.	2,990,000	123,499,086

		344,101,589

Hong Kong — 17.2%
AIA Group Ltd.	6,565,000	58,645,286
CK Asset Holdings Ltd.	1,425,148	10,700,130
CK Hutchison Holdings Ltd.	1,492,648	17,206,207
CLP Holdings Ltd.	918,500	10,758,032
Galaxy Entertainment Group Ltd.	1,430,000	9,073,535
Hang Seng Bank Ltd.	390,000	10,596,174
Hong Kong & China Gas Co. Ltd.	4,875,602	9,682,789
Hong Kong Exchanges & Clearing Ltd.	662,000	18,950,785
Link REIT	1,214,000	11,953,980
Sands China Ltd.	1,315,200	5,958,394
Sun Hung Kai Properties Ltd.	841,000	12,252,425

		175,777,737

Singapore — 6.1%
DBS Group Holdings Ltd.	995,000	18,999,195
Oversea-Chinese Banking Corp. Ltd.	2,145,074	17,960,000
Singapore Telecommunications Ltd.	4,420,000	10,481,063
United Overseas Bank Ltd.	747,500	14,814,872

		62,255,130

South Korea — 23.5%
Celltrion Inc.(a)(b)	54,600	14,619,067
Hyundai Mobis Co. Ltd.	37,714	7,751,897
Hyundai Motor Co.	78,975	9,219,980
KB Financial Group Inc.	214,825	10,496,746
KT&G Corp.	70,200	6,581,744
LG Chem Ltd.	25,675	8,459,962
NAVER Corp.	15,925	10,279,288
POSCO	43,225	11,476,009
Samsung C&T Corp.	51,350	5,994,884
Samsung Electronics Co. Ltd.	2,933,775	122,852,241
Shinhan Financial Group Co. Ltd.	256,750	10,415,821
SK Hynix Inc.	317,200	20,903,601

		239,051,240

Security	Shares	Value

Taiwan — 17.6%
Cathay Financial Holding Co. Ltd.	4,550,866	$7,824,991
Chunghwa Telecom Co. Ltd.	1,950,551	7,027,171
CTBC Financial Holding Co. Ltd.	11,050,359	8,324,051
Formosa Chemicals & Fibre Corp.	2,275,804	9,540,593
Formosa Plastics Corp.	2,275,071	8,717,889
Fubon Financial Holding Co. Ltd.	3,900,000	6,616,448
Hon Hai Precision Industry Co. Ltd.	8,450,066	21,918,751
Largan Precision Co. Ltd.	55,000	6,547,834
MediaTek Inc.	833,112	6,725,907
Nan Ya Plastics Corp.	3,250,510	9,027,716
Taiwan Semiconductor Manufacturing Co. Ltd.	10,146,343	87,230,702

		179,502,053

Total Common Stocks — 98.1% (Cost: $913,438,427)		1,000,687,749

Preferred Stocks

South Korea — 1.5%
Samsung Electronics Co. Ltd., Preference Shares	443,300	15,126,351

Total Preferred Stocks — 1.5% (Cost: $17,038,693)		15,126,351

Short-Term Investments

Money Market Funds — 1.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	14,013,761	14,017,966
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	501,688	501,688

		14,519,654

Total Short-Term Investments — 1.4% (Cost: $14,516,979)		14,519,654

Total Investments in Securities — 101.0% (Cost: $944,994,099)		1,030,333,754

Other Assets, Less Liabilities — (1.0)%		(10,343,722)

Net Assets — 100.0%		$1,019,990,032

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Asia 50 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	14,239,180	(225,419)	14,013,761	$14,017,966	$314,267	(b)	$402		$3,949
BlackRock Cash Funds: Treasury, SL Agency Shares	756,323	(254,635)	501,688	501,688	11,600		—		—

				$14,519,654	$325,867		$402		$3,949

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,000,687,749	$—	$—	$1,000,687,749
Preferred Stocks	15,126,351	—	—	15,126,351
Money Market Funds	14,519,654	—	—	14,519,654

	$1,030,333,754	$—	$—	$1,030,333,754

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) September 30, 2018	iShares® Emerging Markets Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 8.4%
CCR SA	462,300	$979,344
Ultrapar Participacoes SA, ADR	193,039	1,787,541

		2,766,885

Chile — 5.2%
Enel Americas SA, ADR	134,228	1,037,583
Enel Chile SA, ADR	135,125	676,976

		1,714,559

China — 43.5%
Beijing Capital International Airport Co. Ltd., Class H	606,000	736,503
Beijing Enterprises Water Group Ltd.	1,288,000	686,393
CGN Power Co. Ltd., Class H(a)	2,507,000	595,921
China Gas Holdings Ltd.	538,200	1,523,487
China Longyuan Power Group Corp. Ltd., Class H	736,000	618,906
China Merchants Port Holdings Co. Ltd.	532,000	1,018,462
China Oilfield Services Ltd., Class H	736,000	798,558
China Resources Gas Group Ltd.	208,000	846,631
China Resources Power Holdings Co. Ltd.	414,000	732,247
COSCO SHIPPING Ports Ltd.	736,000	809,845
Guangdong Investment Ltd.	690,000	1,225,703
Huaneng Power International Inc., Class H	1,012,000	666,053
Jiangsu Expressway Co. Ltd., Class H	506,000	649,240
Kunlun Energy Co. Ltd.	1,472,000	1,713,750
Shenzhen Expressway Co. Ltd., Class H	300,000	301,346
Shenzhen International Holdings Ltd.	402,999	832,274
Zhejiang Expressway Co. Ltd., Class H	644,000	535,782

		14,291,101

Malaysia — 7.7%
Sapura Energy Bhd(b)(c)	1,667,500	165,199
Tenaga Nasional Bhd	632,500	2,362,800

		2,527,999

Mexico — 13.2%
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	17,319	986,317
Grupo Aeroportuario del Pacifico SAB de CV, ADR	14,927	1,629,730
Grupo Aeroportuario del Sureste SAB de CV, Series B, ADR	8,326	1,707,912

		4,323,959

Russia — 4.5%
Novatek PJSC, GDR(d)	5,221	960,664
RusHydro PJSC, ADR	304,440	272,474

Security	Shares	Value

Russia (continued)
TMK PJSC, GDR(d)	57,260	$237,056

		1,470,194

South Korea — 5.1%
Korea Electric Power Corp., ADR	126,454	1,665,399

Thailand — 9.7%
Airports of Thailand PCL, NVDR	1,580,100	3,200,265

United States — 1.1%
GasLog Ltd.	18,952	374,302

Total Common Stocks — 98.4% (Cost: $29,630,787)		32,334,663

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(e)(f)(g)	50,069	50,084
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(e)(f)	30,332	30,332

		80,416

Total Short-Term Investments — 0.3% (Cost: $80,416)		80,416

Total Investments in Securities — 98.7% (Cost: $29,711,203)		32,415,079

Other Assets, Less Liabilities — 1.3%		442,240

Net Assets — 100.0%		$32,857,319

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,850,856	(2,800,787)	50,069	$50,084	$2,734	(b)	$(85)	$75
BlackRock Cash Funds: Treasury, SL Agency Shares	317,028	(286,696)	30,332	30,332	491		—	—

				$80,416	$3,225		$(85)	$75

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Emerging Markets Infrastructure ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$32,334,663	$—	$—	$32,334,663
Money Market Funds	80,416	—	—	80,416

	$32,415,079	$—	$—	$32,415,079

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) September 30, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Austria — 0.3%
Erste Group Bank AG	79,362	$3,298,162
OMV AG	37,153	2,088,183
Voestalpine AG	29,734	1,360,719

		6,747,064

Belgium — 1.9%
Ageas	50,625	2,723,070
Anheuser-Busch InBev SA/NV	262,753	22,956,203
Groupe Bruxelles Lambert SA	21,710	2,277,019
KBC Group NV	89,165	6,638,524
Proximus SADP	39,826	951,987
Solvay SA	19,095	2,561,655
UCB SA	33,609	3,021,451
Umicore SA	56,122	3,139,994

		44,269,903

Denmark — 2.5%
AP Moller - Maersk A/S, Class A	937	1,229,563
AP Moller - Maersk A/S, Class B, NVS	1,682	2,363,055
Carlsberg A/S, Class B	27,547	3,305,460
Chr Hansen Holding A/S	25,231	2,562,261
Coloplast A/S, Class B	30,934	3,164,540
Danske Bank A/S	183,012	4,808,792
DSV A/S	49,507	4,503,195
Genmab A/S(a)	16,059	2,526,278
ISS A/S	43,321	1,524,924
Novo Nordisk A/S, Class B	463,000	21,807,409
Novozymes A/S, Class B	57,145	3,138,353
Orsted A/S(b)	44,460	3,021,315
Pandora A/S	28,870	1,803,602
Vestas Wind Systems A/S	54,736	3,703,430

		59,462,177

Finland — 1.7%
Fortum OYJ	116,331	2,917,206
Kone OYJ, Class B	106,172	5,675,128
Metso OYJ	33,869	1,201,408
Neste OYJ	33,572	2,776,363
Nokia OYJ	1,483,744	8,232,529
Nokian Renkaat OYJ	32,789	1,343,999
Sampo OYJ, Class A	126,621	6,559,333
Stora Enso OYJ, Class R	151,338	2,895,959
UPM-Kymmene OYJ	141,199	5,543,287
Wartsila OYJ Abp	118,128	2,303,682

		39,448,894

France — 16.7%
Accor SA	49,492	2,541,984
Air Liquide SA	111,964	14,734,227
Airbus SE	150,743	18,941,012
Alstom SA	41,570	1,858,433
Arkema SA	19,600	2,429,067
Atos SE	24,827	2,955,746
AXA SA	513,760	13,814,346
BNP Paribas SA	301,311	18,447,055
Bouygues SA	59,430	2,569,909
Capgemini SE	41,883	5,273,344
Carrefour SA	148,892	2,853,477
Cie. de Saint-Gobain	144,475	6,233,215
Cie. Generale des Etablissements Michelin SCA	46,833	5,600,121
Credit Agricole SA	327,192	4,707,093

Security	Shares	Value

France (continued)
Danone SA	168,531	$13,056,437
Dassault Systemes SE	35,723	5,342,127
Edenred	62,494	2,383,023
Eiffage SA	18,282	2,041,913
Electricite de France SA	125,764	2,209,382
Engie SA	479,099	7,047,734
Essilor International Cie Generale d’Optique SA	52,468	7,767,002
Gecina SA	14,096	2,354,365
Hermes International	9,363	6,205,344
Kering SA	19,591	10,505,955
Klepierre SA	55,615	1,972,140
Legrand SA	70,328	5,128,243
L’Oreal SA	64,973	15,674,311
LVMH Moet Hennessy Louis Vuitton SE	71,039	25,133,084
Orange SA	564,122	8,999,549
Pernod Ricard SA	55,442	9,099,135
Peugeot SA	147,539	3,980,843
Publicis Groupe SA	57,148	3,417,107
Renault SA	54,066	4,678,424
Safran SA	87,301	12,238,989
Sanofi	302,458	26,895,898
Schneider Electric SE	141,304	11,373,830
SES SA	101,829	2,235,385
Societe Generale SA	198,505	8,523,931
Sodexo SA	23,907	2,536,326
STMicroelectronics NV	55,990	1,019,057
STMicroelectronics NV New(c)	120,973	2,202,496
Suez	114,941	1,634,088
Teleperformance	15,339	2,895,139
Thales SA	27,871	3,960,733
TOTAL SA	666,969	43,258,365
Ubisoft Entertainment SA(a)	17,971	1,949,984
Unibail-Rodamco-Westfield New	36,049	7,252,877
Valeo SA	63,691	2,766,742
Veolia Environnement SA	146,384	2,922,729
Vinci SA	135,749	12,932,290
Vivendi SA	202,620	5,217,555

		391,771,561

Germany — 13.6%
adidas AG	47,834	11,717,429
Allianz SE, Registered	113,099	25,221,972
BASF SE	241,837	21,502,402
Bayer AG, Registered	245,490	21,815,795
Bayerische Motoren Werke AG	83,896	7,572,464
Beiersdorf AG	26,288	2,967,245
Brenntag AG	40,296	2,488,089
Commerzbank AG(a)	280,202	2,920,954
Continental AG	28,615	4,983,785
Covestro AG(b)	49,267	3,997,641
Daimler AG, Registered	262,028	16,541,173
Deutsche Bank AG, Registered	501,776	5,727,882
Deutsche Boerse AG	50,804	6,809,618
Deutsche Lufthansa AG, Registered	62,075	1,525,638
Deutsche Post AG, Registered	254,886	9,091,695
Deutsche Telekom AG, Registered	853,343	13,762,222
Deutsche Wohnen SE, Bearer	94,456	4,533,242
E.ON SE	585,277	5,968,635
Fresenius Medical Care AG & Co. KGaA	55,599	5,720,338
Fresenius SE & Co. KGaA	108,107	7,940,808
GEA Group AG	43,473	1,549,152

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
HeidelbergCement AG	38,157	$2,983,578
Infineon Technologies AG	295,998	6,728,196
K+S AG, Registered(c)	51,635	1,084,330
LANXESS AG	23,808	1,744,350
Linde AG	49,519	11,716,069
Merck KGaA	33,778	3,491,749
MTU Aero Engines AG	14,010	3,158,513
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	39,440	8,738,170
OSRAM Licht AG	25,281	1,006,006
ProSiebenSat.1 Media SE	62,296	1,618,621
QIAGEN NV(a)	61,610	2,332,856
RWE AG	142,518	3,517,610
SAP SE	284,163	34,985,851
Siemens AG, Registered	223,543	28,649,239
Symrise AG	32,053	2,926,987
thyssenkrupp AG	106,809	2,697,034
TUI AG	116,189	2,231,834
United Internet AG, Registered(d)	33,251	1,573,807
Volkswagen AG	9,296	1,620,675
Vonovia SE	136,022	6,648,198
Wirecard AG	30,133	6,534,400

		320,346,252

Ireland — 0.9%
Bank of Ireland Group PLC	248,341	1,902,314
CRH PLC	221,853	7,261,483
Irish Bank Resolution Corp. Ltd.(e)	211,770	2
Kerry Group PLC, Class A	40,279	4,456,180
Paddy Power Betfair PLC	22,399	1,912,208
Ryanair Holdings PLC, ADR(a)	20,649	1,983,130
Smurfit Kappa Group PLC	62,031	2,453,988

		19,969,305

Italy — 3.5%
Assicurazioni Generali SpA	328,289	5,673,856
Atlantia SpA	125,173	2,598,090
Banco BPM SpA(a)	404,799	998,179
CNH Industrial NV	259,198	3,115,954
Enel SpA	2,034,435	10,425,535
Eni SpA	669,058	12,652,914
Ferrari NV	32,851	4,525,352
Fiat Chrysler Automobiles NV(a)	288,558	5,075,663
Intesa Sanpaolo SpA	4,126,696	10,549,735
Leonardo SpA	104,533	1,260,288
Luxottica Group SpA	37,525	2,550,610
Mediobanca Banca di Credito Finanziario SpA	164,801	1,646,946
Moncler SpA	45,402	1,956,446
Prysmian SpA	68,084	1,586,336
Snam SpA	597,213	2,489,555
Telecom Italia SpA/Milano(a)	3,043,117	1,848,585
Tenaris SA	126,034	2,112,385
Terna Rete Elettrica Nazionale SpA	374,040	1,998,892
UniCredit SpA	554,613	8,351,185
Unione di Banche Italiane SpA	275,390	1,105,455

		82,521,961

Netherlands — 5.3%
ABN AMRO Group NV, CVA(b)	109,772	2,989,878
Aegon NV	369,993	2,401,425
Akzo Nobel NV	66,394	6,210,971
ArcelorMittal	167,238	5,205,816

Security	Shares	Value

Netherlands (continued)
ASML Holding NV	113,712	$21,251,098
EXOR NV	25,444	1,708,766
Gemalto NV(a)	22,812	1,330,106
Heineken Holding NV	30,136	2,730,230
Heineken NV	62,019	5,817,550
ING Groep NV	1,011,357	13,137,741
Koninklijke Ahold Delhaize NV	326,796	7,496,575
Koninklijke DSM NV	47,726	5,057,773
Koninklijke KPN NV	1,087,680	2,870,308
Koninklijke Philips NV	246,563	11,236,230
NN Group NV	81,146	3,622,067
Randstad NV	33,253	1,775,901
Unilever NV, CVA	451,151	25,134,220
Wolters Kluwer NV	76,247	4,753,947

		124,730,602

Norway — 1.1%
DNB ASA	245,751	5,168,035
Equinor ASA	286,104	8,063,177
Marine Harvest ASA	109,865	2,543,815
Norsk Hydro ASA	362,702	2,176,221
Orkla ASA	213,713	1,804,539
Subsea 7 SA	64,441	952,770
Telenor ASA	175,709	3,432,920
Yara International ASA	46,769	2,295,577

		26,437,054

Portugal — 0.2%
EDP - Energias de Portugal SA	648,030	2,392,038
Galp Energia SGPS SA	119,429	2,370,669

		4,762,707

Spain — 4.7%
ACS Actividades de Construccion y Servicios SA	72,330	3,081,533
Aena SME SA(b)	19,327	3,356,021
Amadeus IT Group SA	115,205	10,707,521
Banco Bilbao Vizcaya Argentaria SA	1,756,506	11,200,593
Banco de Sabadell SA	1,491,372	2,319,453
Banco Santander SA	4,212,972	21,215,184
Bankia SA	310,769	1,218,955
CaixaBank SA	944,557	4,320,390
Enagas SA	60,651	1,637,872
Endesa SA	84,921	1,835,611
Ferrovial SA	125,566	2,606,248
Grifols SA	78,680	2,217,043
Iberdrola SA	1,595,050	11,742,095
Industria de Diseno Textil SA	279,419	8,473,871
International Consolidated Airlines Group SA	224,766	1,935,086
Naturgy Energy Group SA	91,163	2,489,375
Red Electrica Corp. SA	118,387	2,480,616
Repsol SA	343,423	6,846,872
Telefonica SA	1,204,272	9,536,755

		109,221,094

Sweden — 4.3%
Alfa Laval AB	80,082	2,170,171
Assa Abloy AB, Class B	263,581	5,294,916
Atlas Copco AB, Class A	166,240	4,789,130
Atlas Copco AB, Class B	106,491	2,839,736
Boliden AB	73,096	2,037,568
Electrolux AB, Series B	67,213	1,481,328
Epiroc AB, Class A(a)	167,586	1,871,238
Epiroc AB, Class B(a)	96,930	997,289

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Essity AB, Class B	159,065	$3,995,763
Hennes & Mauritz AB, Class B(c)	216,494	3,998,220
Hexagon AB, Class B	71,391	4,182,377
Industrivarden AB, Class A	42,268	965,778
Industrivarden AB, Class C	44,694	992,563
Investor AB, Class B	118,396	5,467,687
Kinnevik AB, Class B	62,656	1,895,913
Nordea Bank AB	841,139	9,161,238
Sandvik AB	293,953	5,214,218
Securitas AB, Class B	84,068	1,462,862
Skandinaviska Enskilda Banken AB, Class A	424,801	4,740,392
Skanska AB, Class B	99,174	1,946,523
SKF AB, Class B	100,289	1,977,430
Svenska Cellulosa AB SCA, Class B	156,362	1,770,527
Svenska Handelsbanken AB, Class A	395,440	4,991,245
Swedbank AB, Class A	245,348	6,077,696
Swedish Match AB	45,273	2,316,288
Tele2 AB, Class B	93,516	1,125,153
Telefonaktiebolaget LM Ericsson, Class B	738,066	6,546,423
Telia Co. AB	722,054	3,314,245
Volvo AB, Class B	427,711	7,555,593

		101,179,510

Switzerland — 13.6%
ABB Ltd., Registered	504,895	11,986,604
Adecco Group AG, Registered	44,386	2,341,989
ams AG(c)	17,500	982,852
Baloise Holding AG, Registered	13,341	2,044,582
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	292	2,056,675
Chocoladefabriken Lindt & Spruengli AG, Registered	28	2,307,535
Cie. Financiere Richemont SA, Registered	137,218	11,238,165
Clariant AG, Registered	76,525	2,000,869
Credit Suisse Group AG, Registered	638,843	9,646,739
Geberit AG, Registered	9,752	4,544,544
Givaudan SA, Registered	2,083	5,145,658
Julius Baer Group Ltd.	58,498	2,941,070
Kuehne + Nagel International AG, Registered	13,599	2,164,869
LafargeHolcim Ltd., Registered	125,947	6,247,064
Logitech International SA, Registered	42,936	1,927,900
Lonza Group AG, Registered	19,555	6,706,516
Nestle SA, Registered	806,838	67,583,421
Novartis AG, Registered	671,756	58,042,799
Partners Group Holding AG	4,917	3,918,801
Roche Holding AG, NVS	184,245	44,844,644
Roche Holding AG Bearer	8,017	1,959,930
Schindler Holding AG, Participation Certificates, NVS	11,025	2,760,765
Schindler Holding AG, Registered	4,852	1,176,242
SGS SA, Registered	1,357	3,589,771
Sika AG, Registered	35,716	5,225,037
Sonova Holding AG, Registered	13,989	2,796,941
Straumann Holding AG, Registered	2,858	2,159,300
Swatch Group AG (The), Bearer	8,018	3,203,752
Swatch Group AG (The), Registered	19,809	1,551,381
Swiss Life Holding AG, Registered	9,019	3,434,754
Swiss Re AG	80,735	7,488,320
Swisscom AG, Registered	6,593	3,006,268
Temenos AG, Registered	15,745	2,566,138
UBS Group AG, Registered	1,011,089	16,044,103
Vifor Pharma AG	11,427	1,990,483

Security	Shares	Value

Switzerland (continued)
Zurich Insurance Group AG	39,617	$12,581,074

		320,207,555

United Kingdom — 28.1%
3i Group PLC	259,427	3,184,133
Anglo American PLC	367,113	8,248,579
Antofagasta PLC	94,091	1,049,079
Ashtead Group PLC	133,944	4,256,699
Associated British Foods PLC	95,293	2,845,710
AstraZeneca PLC	334,324	25,997,194
Aviva PLC	1,080,579	6,897,685
Babcock International Group PLC	134,677	1,269,772
BAE Systems PLC	829,125	6,809,524
Barclays PLC	4,182,359	9,368,887
Barratt Developments PLC	266,790	1,972,635
Berkeley Group Holdings PLC	37,274	1,788,257
BHP Billiton PLC	553,113	12,054,145
BP PLC	5,224,934	40,152,386
British American Tobacco PLC	604,593	28,260,888
British Land Co. PLC (The)	242,976	1,954,348
BT Group PLC	2,295,789	6,745,083
Bunzl PLC	89,960	2,830,746
Burberry Group PLC	111,336	2,925,532
Carnival PLC	55,283	3,434,452
Centrica PLC	1,453,727	2,936,489
Cobham PLC(a)	671,212	1,021,905
Compass Group PLC	417,725	9,293,164
Croda International PLC	35,758	2,425,703
DCC PLC	25,006	2,271,221
Diageo PLC	646,320	22,916,638
Direct Line Insurance Group PLC	360,206	1,521,444
DS Smith PLC	343,263	2,141,024
easyJet PLC	69,653	1,193,519
Experian PLC	246,149	6,325,118
Ferguson PLC	62,762	5,332,186
G4S PLC	412,063	1,300,388
GlaxoSmithKline PLC	1,293,995	25,932,480
Glencore PLC	3,171,968	13,720,451
GVC Holdings PLC	150,864	1,807,003
Hammerson PLC	211,953	1,262,306
HSBC Holdings PLC	5,347,522	46,708,060
IMI PLC	72,670	1,039,575
Imperial Brands PLC	252,645	8,799,920
Informa PLC(c)	329,263	3,272,698
InterContinental Hotels Group PLC	52,790	3,290,589
Intertek Group PLC	42,873	2,790,953
ITV PLC	963,163	1,982,615
J Sainsbury PLC	449,494	1,886,271
Johnson Matthey PLC	52,766	2,450,994
Kingfisher PLC	558,124	1,877,779
Land Securities Group PLC	199,976	2,303,718
Legal & General Group PLC	1,569,558	5,366,661
Lloyds Banking Group PLC	18,889,344	14,599,767
London Stock Exchange Group PLC	82,180	4,914,669
Man Group PLC	453,454	1,043,100
Marks & Spencer Group PLC	431,805	1,626,219
Micro Focus International PLC	116,875	2,178,712
Mondi PLC	97,995	2,688,709
National Grid PLC	953,443	9,839,769
Next PLC	37,775	2,706,370
Ocado Group PLC(a)	151,538	1,776,937

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Europe ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Pearson PLC	205,781	$2,388,303
Persimmon PLC	82,264	2,537,085
Prudential PLC	677,217	15,538,577
Randgold Resources Ltd.	24,881	1,768,310
Reckitt Benckiser Group PLC	193,168	17,673,350
RELX PLC	293,204	6,178,817
RELX PLC(a)	262,138	5,509,442
Rentokil Initial PLC	494,376	2,052,696
Rio Tinto PLC	304,570	15,410,366
Rolls-Royce Holdings PLC	490,541	6,316,297
Royal Bank of Scotland Group PLC	1,163,619	3,793,542
Royal Dutch Shell PLC, Class A	1,209,398	41,580,636
Royal Dutch Shell PLC, Class B	991,291	34,760,505
RSA Insurance Group PLC	270,409	2,027,604
Sage Group PLC (The)	300,913	2,301,066
Schroders PLC	31,079	1,254,359
Segro PLC	264,237	2,197,719
Severn Trent PLC	63,103	1,521,532
Shire PLC	240,276	14,486,897
Sky PLC	274,335	6,185,436
Smith & Nephew PLC	231,845	4,231,212
Smiths Group PLC	104,816	2,044,128
SSE PLC	262,293	3,919,814
St. James’s Place PLC	127,861	1,907,472
Standard Chartered PLC	717,973	5,958,438
Standard Life Aberdeen PLC	760,607	3,034,128
Tate & Lyle PLC	121,736	1,083,944
Taylor Wimpey PLC	877,638	1,966,223
Tesco PLC	2,546,387	7,962,835
Travis Perkins PLC	65,534	910,572
Unilever PLC	317,106	17,434,085
United Utilities Group PLC	183,613	1,685,661
Vodafone Group PLC	7,016,197	15,050,876
Weir Group PLC (The)	66,590	1,530,930
Whitbread PLC	48,669	2,993,729
Wm Morrison Supermarkets PLC	608,865	2,059,610
WPP PLC	334,505	4,905,194

		660,752,248

Total Common Stocks — 98.4% (Cost: $2,504,944,580)		2,311,827,887

Preferred Stocks

Germany — 0.8%
Bayerische Motoren Werke AG, Preference Shares, NVS	14,545	1,143,725

Security	Shares	Value

Germany (continued)
Henkel AG & Co. KGaA, Preference Shares, NVS	46,208	$5,423,411
Porsche Automobil Holding SE, Preference Shares, NVS	41,031	2,764,134
Volkswagen AG, Preference Shares, NVS	47,468	8,358,324

		17,689,594

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,598,116	860,168

Total Preferred Stocks — 0.8% (Cost: $23,773,538)		18,549,762

Short-Term Investments

Money Market Funds — 0.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(f)(g)(h)	4,525,560	4,526,917
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(f)(g)	932,162	932,162

		5,459,079

Total Short-Term Investments — 0.3% (Cost: $5,457,722)		5,459,079

Total Investments in Securities — 99.5% (Cost: $2,534,175,840)		2,335,836,728

Other Assets, Less Liabilities — 0.5%		12,825,340

Net Assets — 100.0%		$2,348,662,068

(a)	Non-income producing security.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(e)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(f)	Affiliate of the Fund.
(g)	Annualized 7-day yield as of period-end.
(h)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Europe ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	29,298,484	(24,772,924)	4,525,560	$4,526,917	$114,439	(b)	$1,336		$4,043
BlackRock Cash Funds: Treasury, SL Agency Shares	1,537,854	(605,692)	932,162	932,162	21,299		—		—

				$5,459,079	$135,738		$1,336		$4,043

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	270	12/21/18	$10,622	$183,281
FTSE 100 Index	73	12/21/18	7,127	203,619

				$386,900

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$386,900

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$416,980

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$705,378

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$20,174,254

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Europe ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,311,827,885	$—	$2	$2,311,827,887
Preferred Stocks	18,549,762	—	—	18,549,762
Money Market Funds	5,459,079	—	—	5,459,079

	$2,335,836,726	$—	$2	$2,335,836,728

Derivative financial instruments(a)
Assets
Futures Contracts	$386,900	$—	$—	$386,900

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Australia — 10.5%
Abacus Property Group	58,759	$144,976
Arena REIT(a)	46,002	78,552
Astro Japan Property Group(b)	9,504	344
Aveo Group	79,827	116,673
BGP Holdings PLC(c)	1,986,852	23
BWP Trust	88,970	215,010
Cedar Woods Properties Ltd.	10,619	44,179
Charter Hall Group	85,098	440,860
Charter Hall Long Wale REIT	32,039	97,364
Charter Hall Retail REIT	59,884	183,715
Cromwell Property Group	269,142	208,369
Dexus	185,566	1,417,852
Folkestone Education Trust	42,804	87,338
Gateway Lifestyle	54,612	88,513
GDI Property Group	85,925	82,066
Goodman Group	294,339	2,206,359
GPT Group (The)	329,989	1,243,959
Growthpoint Properties Australia Ltd.	46,722	131,504
Hotel Property Investments	24,436	55,871
Industria REIT	19,721	38,669
Ingenia Communities Group	38,677	83,954
Investa Office Fund	91,705	366,270
LendLease Group	107,347	1,527,011
Mirvac Group	681,297	1,188,016
New South Resources Ltd.(b)	122,314	147,796
Propertylink Group	69,865	56,364
Rural Funds Group(a)	60,175	94,916
Scentre Group	977,686	2,808,398
Shopping Centres Australasia Property Group	132,312	229,763
Stockland	447,515	1,343,768
Vicinity Centres	590,817	1,120,013
Villa World Ltd.	20,910	31,621
Viva Energy REIT	82,369	131,116

		16,011,202

Austria — 0.8%
BUWOG AG	2,069	72,959
CA Immobilien Anlagen AG	13,385	478,527
IMMOFINANZ AG	17,072	444,965
S IMMO AG	9,776	195,303

		1,191,754

Belgium — 1.1%
Aedifica SA	3,298	297,639
Befimmo SA	4,241	242,109
Cofinimmo SA	3,884	484,510
Intervest Offices & Warehouses NV	2,993	79,609
Retail Estates NV	1,377	118,194
Warehouses De Pauw CVA	3,075	405,021

		1,627,082

British Virgin Islands — 0.1%
MAS Real Estate Inc.(a)	75,645	122,572

Canada — 3.1%
Agellan Commerical REIT	3,116	32,544
Allied Properties REIT	9,143	304,861
Artis REIT	13,354	121,391
Boardwalk REIT	4,224	163,947
Canadian Apartment Properties REIT	12,997	479,519
Choice Properties REIT	24,934	232,828

Security	Shares	Value
Canada (continued)
Cominar REIT	16,513	$148,957
Crombie REIT	8,487	85,421
CT REIT	5,517	54,846
Dream Global REIT	17,739	203,794
Dream Industrial REIT	7,216	56,439
Dream Office REIT	5,337	99,878
Dream Unlimited Corp., Class A(b)	12,259	76,630
First Capital Realty Inc.	32,252	486,549
Granite REIT	4,162	178,606
H&R Real Estate Investment Trust	26,281	403,995
InterRent REIT	9,553	86,839
Killam Apartment REIT	7,134	89,023
Morguard North American REIT	3,239	40,118
Northview Apartment Real Estate Investment Trust	4,920	97,593
NorthWest Healthcare Properties REIT	8,405	72,892
RioCan REIT	28,700	547,978
Slate Office REIT	5,289	32,325
Slate Retail REIT(b)	3,772	37,148
SmartCentres Real Estate Investment Trust	12,432	293,440
Summit Industrial Income REIT	6,314	43,865
Tricon Capital Group Inc.	24,650	207,482
True North Commercial Real Estate Investment Trust	2,706	13,880

		4,692,788

China — 0.4%
China Merchants Land Ltd.	246,000	36,468
Gemdale Properties & Investment Corp. Ltd.	820,000	74,403
Greenland Hong Kong Holdings Ltd.	157,000	48,555
K Wah International Holdings Ltd.	205,000	97,196
Nam Tai Property Inc.	4,100	40,385
Road King Infrastructure Ltd.	43,000	73,857
Shanghai Zendai Property Ltd.(b)	820,000	14,462
Top Spring International Holdings Ltd.(a)	41,000	12,418
Yuexiu REIT	246,000	161,277
Zhuguang Holdings Group Co. Ltd.(a)(b)	392,000	75,646

		634,667

Finland — 0.2%
Citycon OYJ	65,916	137,504
Technopolis OYJ	19,393	105,079

		242,583

France — 7.1%
Altarea SCA(a)	646	149,766
Covivio	9,881	1,030,041
Gecina SA	10,098	1,686,605
ICADE	8,291	766,547
Klepierre SA	38,099	1,351,013
Mercialys SA	10,291	165,907
Nexity SA	9,067	501,080
Unibail-Rodamco-Westfield(b)	6,325	1,272,558
Unibail-Rodamco-Westfield New	18,977	3,818,076

		10,741,593

Germany — 8.7%
ADLER Real Estate AG	4,955	87,479
ADO Properties SA(d)	5,061	303,323
alstria office REIT AG(a)	28,823	427,847
Aroundtown SA	125,788	1,119,147
Deutsche Euroshop AG(a)	9,389	304,040
Deutsche Wohnen SE, Bearer	65,190	3,128,674
DIC Asset AG	8,557	94,221
Grand City Properties SA	19,223	498,350

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Germany (continued)
Hamborner REIT AG	15,118	$159,792
LEG Immobilien AG	11,562	1,373,142
PATRIZIA Immobilien AG	8,206	157,647
TAG Immobilien AG	26,785	637,771
TLG Immobilien AG	10,578	276,197
Vonovia SE	95,256	4,655,723

		13,223,353

Hong Kong — 15.5%
Champion REIT	369,000	258,421
Chinese Estates Holdings Ltd.(a)	89,000	102,820
CK Asset Holdings Ltd.	492,000	3,693,977
CSI Properties Ltd.	828,000	38,623
Far East Consortium International Ltd./HK	205,000	107,938
Hang Lung Group Ltd.	164,000	435,942
Hang Lung Properties Ltd.	375,000	733,236
Henderson Land Development Co. Ltd.	278,404	1,400,043
Hongkong Land Holdings Ltd.	213,200	1,411,384
Hysan Development Co. Ltd.	111,000	561,036
Kerry Properties Ltd.	113,500	385,107
Landing International Development Ltd.(b)	246,000	79,224
Langham Hospitality Investments and Langham Hospitality Investments Ltd.	119,500	44,135
Link REIT	394,000	3,879,628
New World Development Co. Ltd.	1,025,000	1,398,996
Prosperity REIT	246,000	95,572
Sino Land Co. Ltd.	574,000	984,432
Sun Hung Kai Properties Ltd.	282,500	4,115,708
Sunlight REIT	164,000	110,243
Swire Properties Ltd.	189,400	717,672
Wang On Properties Ltd.(a)	728,000	94,897
Wharf Holdings Ltd. (The)	229,000	623,356
Wharf Real Estate Investment Co. Ltd.	216,000	1,394,011
Wheelock & Co. Ltd.	145,000	870,011

		23,536,412

Ireland — 0.4%
Green REIT PLC	131,487	230,610
Hibernia REIT PLC	129,445	213,498
Irish Residential Properties REIT PLC	66,154	113,566

		557,674

Israel — 1.1%
ADO Group Ltd.(b)	2,190	47,406
Airport City Ltd.(b)	13,539	165,315
Alony Hetz Properties & Investments Ltd.	20,500	215,588
Alrov Properties and Lodgings Ltd.	1	21
Amot Investments Ltd.	25,233	133,236
Azrieli Group Ltd.	6,765	347,534
Bayside Land Corp.	164	76,313
Big Shopping Centers Ltd.	843	59,025
Gazit-Globe Ltd.	17,242	157,190
Jerusalem Economy Ltd.(b)	36,613	102,704
Melisron Ltd.	3,170	137,847
Property & Building Corp. Ltd.	451	36,453
REIT 1 Ltd.	32,759	133,155
Sella Capital Real Estate Ltd.	35,219	62,899

		1,674,686

Italy — 0.1%
Beni Stabili SpA SIIQ	182,532	159,538
Immobiliare Grande Distribuzione SIIQ SpA	9,136	70,227

		229,765

Security	Shares	Value

Japan — 27.6%
Activia Properties Inc.	125	$541,445
Advance Residence Investment Corp.	246	628,509
Aeon Mall Co. Ltd.	20,680	355,393
AEON REIT Investment Corp.	283	304,215
Ardepro Co. Ltd.(b)	30,800	14,643
Arealink Co. Ltd.	3,000	65,898
Comforia Residential REIT Inc.	114	268,377
Daibiru Corp.	9,900	104,417
Daikyo Inc.	6,500	132,306
Daito Trust Construction Co. Ltd.	14,000	1,801,382
Daiwa House Industry Co. Ltd.	123,000	3,647,172
Daiwa House REIT Investment Corp.	328	750,515
Daiwa Office Investment Corp.	58	349,782
Frontier Real Estate Investment Corp.	96	373,993
Fukuoka REIT Corp.	140	216,684
Global One Real Estate Investment Corp.	164	168,786
GLP J-REIT	697	678,069
Goldcrest Co. Ltd.	4,100	67,067
Hankyu REIT Inc.	123	153,337
Health Care & Medical Investment Corp.	41	42,052
Heiwa Real Estate Co. Ltd.	7,100	125,642
Heiwa Real Estate REIT Inc.	189	190,523
Hoshino Resorts REIT Inc.	41	201,778
Hulic Co. Ltd.	90,200	885,443
Hulic Reit Inc.	184	267,613
Ichigo Hotel REIT Investment Corp.	41	51,185
Ichigo Inc.	45,100	169,147
Ichigo Office REIT Investment	287	236,503
Industrial & Infrastructure Fund Investment Corp.	287	289,565
Invesco Office J-Reit Inc.	1,558	222,346
Invincible Investment Corp.	1,066	445,789
Japan Excellent Inc.	246	326,166
Japan Hotel REIT Investment Corp.	738	537,330
Japan Logistics Fund Inc.	169	332,539
Japan Prime Realty Investment Corp.	172	613,285
Japan Real Estate Investment Corp.	251	1,317,040
Japan Rental Housing Investments Inc.	305	241,132
Japan Retail Fund Investment Corp.	492	892,734
Katitas Co. Ltd.	4,100	125,074
Keihanshin Building Co. Ltd.	8,200	62,447
Kenedix Office Investment Corp.	82	523,397
Kenedix Residential Next Investment Corp.	164	251,086
Kenedix Retail REIT Corp.	97	207,775
LaSalle Logiport REIT	205	188,603
Leopalace21 Corp.	45,100	251,339
MCUBS MidCity Investment Corp.	287	218,310
Mirai Corp.	54	92,040
Mitsubishi Estate Co. Ltd.	254,300	4,325,462
Mitsubishi Estate Logistics REIT Investment Corp.	41	89,086
Mitsui Fudosan Co. Ltd.	183,156	4,336,017
Mitsui Fudosan Logistics Park Inc.	41	115,147
Mori Hills REIT Investment Corp.	287	364,862
Mori Trust Hotel Reit Inc.	66	81,872
Mori Trust Sogo REIT Inc.	178	253,872
Mugen Estate Co. Ltd.(a)	3,000	18,171
Nippon Accommodations Fund Inc.	92	409,843
Nippon Building Fund Inc.	258	1,492,327
Nippon Commercial Development Co. Ltd.(a)	3,100	49,918
Nippon Prologis REIT Inc.	410	811,806
NIPPON REIT Investment Corp.	82	265,308

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Nomura Real Estate Holdings Inc.	20,500	$414,025
Nomura Real Estate Master Fund Inc.	790	1,079,438
NTT Urban Development Corp.	20,500	234,987
One REIT Inc.	41	88,689
Ooedo Onsen Reit Investment Corp.	41	31,440
Orix JREIT Inc.	492	768,418
Premier Investment Corp.	246	258,594
Sakura Sogo REIT Investment Corp.	41	32,342
SAMTY Co. Ltd.(a)	4,100	59,415
Samty Residential Investment Corp.	41	32,595
Sekisui House Reit Inc.	703	445,003
Shinoken Group Co. Ltd.	4,100	43,460
Star Asia Investment Corp.	82	74,792
Star Mica Co. Ltd.	4,100	63,854
Starts Proceed Investment Corp.	41	61,869
Sumitomo Realty & Development Co. Ltd.	87,000	3,125,061
Sun Frontier Fudousan Co. Ltd.	4,100	46,925
Takara Leben Co. Ltd.	12,300	37,143
TOC Co. Ltd.	9,300	65,993
Tokyo Tatemono Co. Ltd.	41,000	500,295
Tokyu Fudosan Holdings Corp.	94,300	657,530
Tokyu REIT Inc.	183	252,786
Tosei Corp.	4,100	42,413
Tosei Reit Investment Corp.	41	41,222
United Urban Investment Corp.	539	846,095
Unizo Holdings Co. Ltd.	4,800	92,547
XYMAX REIT Investment Corp.	41	41,366

		41,981,861

Netherlands — 0.6%
Brack Capital Properties NV(b)	556	63,155
Eurocommercial Properties NV	7,421	271,859
NSI NV	3,321	136,743
Vastned Retail NV	2,897	110,367
Wereldhave NV	7,347	258,139

		840,263

New Zealand — 0.6%
Argosy Property Ltd.	151,302	110,336
Goodman Property Trust	181,785	186,195
Kiwi Property Group Ltd.	260,405	239,963
Precinct Properties New Zealand Ltd.	170,953	163,200
Stride Property Group	72,129	93,245
Vital Healthcare Property Trust	63,181	88,589

		881,528

Norway — 0.2%
Entra ASA(d)	22,662	325,600
Selvaag Bolig ASA	8,446	40,190

		365,790

Singapore — 6.7%
AIMS AMP Capital Industrial REIT(a)	115,485	118,329
Ascendas Hospitality Trust	142,700	85,640
Ascendas REIT	438,736	847,706
Ascott Residence Trust	230,343	185,441
Cache Logistics Trust	213,280	114,730
CapitaLand Commercial Trust	505,264	658,228
CapitaLand Ltd.	463,300	1,142,695
CapitaLand Mall Trust	492,000	799,385
CapitaLand Retail China Trust	110,760	117,541
CDL Hospitality Trusts	138,400	162,067
City Developments Ltd.	114,800	765,417

Security	Shares	Value

Singapore (continued)
ESR-REIT	258,399	$96,449
Far East Hospitality Trust	154,200	71,663
First REIT	110,700	102,084
Fortune REIT	246,000	292,060
Frasers Centrepoint Trust	105,600	175,440
Frasers Commercial Trust	120,900	129,186
Frasers Logistics & Industrial Trust	278,800	218,331
Frasers Property Ltd.	68,700	84,973
GuocoLand Ltd.	49,200	68,056
Keppel DC REIT	171,524	171,982
Keppel REIT	332,100	289,237
Lippo Malls Indonesia Retail Trust	356,700	67,876
Manulife US Real Estate Investment Trust	226,600	180,147
Mapletree Commercial Trust	350,021	412,437
Mapletree Industrial Trust	221,440	320,892
Mapletree Logistics Trust	389,564	350,689
Mapletree North Asia Commercial Trust(a)	392,500	327,478
OUE Hospitality Trust	208,100	109,658
OUE Ltd.	53,800	60,244
Parkway Life REIT	72,800	143,858
Sabana Shari’ah Compliant Industrial REIT	158,020	49,730
Soilbuild Business Space REIT	121,980	53,565
SPH REIT	110,100	80,580
Starhill Global REIT	282,900	143,898
Suntec REIT	410,400	579,699
UOL Group Ltd.	98,400	496,195
Wheelock Properties Singapore Ltd.	53,700	82,927

		10,156,513

South Africa — 0.5%
NEPI Rockcastle PLC	87,387	793,762

Spain — 1.3%
Aedas Homes SAU(b)(d)	4,223	133,514
Inmobiliaria Colonial SOCIMI SA	54,595	567,538
Lar Espana Real Estate SOCIMI SA	13,838	140,959
Merlin Properties SOCIMI SA	67,664	918,344
Metrovacesa SA(b)(d)	8,282	110,625
Quabit Inmobiliaria SA(b)	16,546	36,207

		1,907,187

Sweden — 2.7%
Castellum AB	50,456	902,661
D. Carnegie & Co. AB(b)	6,782	129,795
Dios Fastigheter AB	15,572	99,632
Fabege AB	49,938	691,468
Fastighets AB Balder, Class B(b)	18,140	503,005
Hemfosa Fastigheter AB	30,853	424,987
Hufvudstaden AB, Class A	22,058	335,340
Klovern AB, Class B	98,801	129,762
Kungsleden AB	34,577	254,277
Sagax AB, Class D	9,881	38,554
Victoria Park AB, Class B	1,517	6,192
Wallenstam AB, Class B	35,786	338,819
Wihlborgs Fastigheter AB	24,665	296,539

		4,151,031

Switzerland — 1.8%
Allreal Holding AG, Registered	2,482	400,200
Intershop Holdings AG	290	146,663
Mobimo Holding AG, Registered	1,145	271,949
PSP Swiss Property AG, Registered	7,395	719,589

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Developed Property ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Switzerland (continued)
Swiss Prime Site AG, Registered	14,008	$1,199,600

		2,738,001

United Kingdom — 8.4%
Assura PLC	439,315	309,933
Big Yellow Group PLC	27,422	328,274
British Land Co. PLC (The)	182,874	1,470,925
Capital & Counties Properties PLC	139,664	485,009
Capital & Regional PLC	97,908	54,901
Civitas Social Housing PLC	34,563	49,579
Derwent London PLC	20,452	761,974
Empiric Student Property PLC	104,599	131,355
F&C Commercial Property Trust Ltd.	150,119	273,285
Grainger PLC	76,107	297,742
Great Portland Estates PLC	51,915	452,979
Hammerson PLC	146,001	869,523
Hansteen Holdings PLC	73,109	92,478
Helical PLC	18,860	81,407
Intu Properties PLC	158,819	319,153
Land Securities Group PLC	138,258	1,592,729
LondonMetric Property PLC	127,412	295,417
LXI REIT PLC	7,887	334
LXI REIT PLC New	34,932	52,842
NewRiver REIT PLC	56,211	189,119
Picton Property Income Ltd. (The)	103,853	119,178
Primary Health Properties PLC	134,187	199,135
RDI REIT PLC	244,701	105,304
Regional REIT Ltd.(d)	61,265	77,735
Safestore Holdings PLC	38,852	263,964
Schroder REIT Ltd.	98,318	76,799
Segro PLC	186,140	1,548,169
Shaftesbury PLC	43,132	509,310
St. Modwen Properties PLC	34,604	171,476
Triple Point Social Housing Reit PLC(d)	30,668	42,792
Tritax Big Box REIT PLC	278,689	536,051
U & I Group PLC	19,721	58,506
UK Commercial Property REIT Ltd.	125,829	143,412
UNITE Group PLC (The)	47,847	557,186
Workspace Group PLC	24,087	308,452

		12,826,427

Total Common Stocks — 99.5% (Cost: $168,777,306)		151,128,494

Security	Shares	Value

Rights

Japan — 0.0%
SAMTY Co. Ltd. (Expires 11/19/18)(b)	4,100	$18,608

Total Rights — 0.0%
(Cost: $0)		18,608

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(e)(f)(g)	1,572,022	1,572,494
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(e)(f)	43,212	43,212

		1,615,706

Total Short-Term Investments — 1.1%
(Cost: $1,615,470)		1,615,706

Total Investments in Securities — 100.6%
(Cost: $170,392,776)		152,762,808

Other Assets, Less Liabilities — (0.6)%		(881,573)

Net Assets — 100.0%		$151,881,235

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period-end.
(g)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	2,461,323	(889,301)	1,572,022	$1,572,494	$26,036	(b)	$251	$356
BlackRock Cash Funds: Treasury, SL Agency Shares	85,658	(42,446)	43,212	43,212	811		—	—

				$1,615,706	$26,847		$251	$356

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Developed Property ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$151,127,793	$678	$23	$151,128,494
Rights	—	18,608	—	18,608
Money Market Funds	1,615,706	—	—	1,615,706

	$152,743,499	$19,286	$23	$152,762,808

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Australia — 1.1%
Amcor Ltd./Australia	16,720	$165,496
Aristocrat Leisure Ltd.	3,300	67,907
Challenger Ltd./Australia	7,986	64,717
Corporate Travel Management Ltd.	777	17,164
CSL Ltd.	1,496	217,688
Domino’s Pizza Enterprises Ltd.(a)	572	22,018
Nufarm Ltd./Australia	1,764	8,551
Ramsay Health Care Ltd.	1,342	53,337
Washington H Soul Pattinson & Co. Ltd.	1,722	32,345

		649,223

Austria — 0.1%
Voestalpine AG	1,518	69,468

Belgium — 0.5%
Ageas	3,822	205,582
Melexis NV	286	22,140
UCB SA	836	75,157

		302,879

Brazil — 0.4%
Ambev SA	46,200	212,169
Ultrapar Participacoes SA	6,600	61,694

		273,863

Canada — 13.7%
Alimentation Couche-Tard Inc., Class B	1,144	57,182
Atco Ltd./Canada, Class I, NVS	1,071	31,278
Bank of Montreal	8,316	685,430
Bank of Nova Scotia (The)	19,536	1,163,606
Boyd Group Income Fund	124	12,085
Brookfield Asset Management Inc., Class A	4,994	222,114
CAE Inc.	1,760	35,701
Canadian Imperial Bank of Commerce	7,282	681,835
Canadian National Railway Co.	4,268	382,687
Canadian Natural Resources Ltd.	11,550	377,077
Canadian Tire Corp. Ltd., Class A, NVS	550	64,395
Canadian Utilities Ltd., Class A, NVS	2,380	58,478
Canadian Western Bank	1,445	38,120
CI Financial Corp.	6,706	106,406
Cogeco Communications Inc.	357	17,869
Emera Inc.	4,686	145,590
Empire Co. Ltd., Class A, NVS	1,281	23,329
Finning International Inc.	1,680	41,006
Fortis Inc./Canada	6,279	203,438
Genworth MI Canada Inc.	814	26,821
Gildan Activewear Inc.	1,342	40,802
Imperial Oil Ltd.	1,650	53,358
Intact Financial Corp.	1,491	123,885
Laurentian Bank of Canada	1,200	39,548
Loblaw Companies Ltd.	1,518	77,932
Magna International Inc.	3,014	158,208
Methanex Corp.	672	53,007
Metro Inc.	1,914	59,496
National Bank of Canada	4,796	239,355
Ritchie Bros Auctioneers Inc.	858	30,939
Royal Bank of Canada	19,206	1,538,441
Saputo Inc.	1,738	51,659
SNC-Lavalin Group Inc.	1,694	69,026
TELUS Corp.	2,860	105,342
Toromont Industries Ltd.	420	21,695

Security	Shares	Value

Canada (continued)
Toronto-Dominion Bank (The)	22,616	$1,373,302
Transcontinental Inc., Class A	966	17,114

		8,427,556

China — 1.8%
Beijing Capital International Airport Co. Ltd., Class H	2,000	2,431
China Everbright International Ltd.(a)	44,888	38,779
China Gas Holdings Ltd.	13,200	37,365
China Overseas Land & Investment Ltd.	52,000	162,814
China Resources Gas Group Ltd.	4,000	16,281
China Resources Land Ltd.	44,000	154,072
China State Construction International Holdings Ltd.	44,000	46,503
Guangdong Investment Ltd.	44,000	78,161
Hengan International Group Co. Ltd.	11,000	101,496
Lee & Man Paper Manufacturing Ltd.	44,000	40,824
Longfor Group Holdings Ltd.	22,000	56,793
Shanghai Pharmaceuticals Holding Co. Ltd., Class H	8,800	21,997
Sinopharm Group Co. Ltd., Class H	9,600	46,988
Sinotrans Ltd., Class H	44,000	17,938
Sunny Optical Technology Group Co. Ltd.	2,200	25,388
Tencent Holdings Ltd.	6,600	272,607
Tongda Group Holdings Ltd.	10,000	1,470

		1,121,907

Colombia — 0.0%
Grupo Argos SA/Colombia	4,950	27,172

Denmark — 0.5%
Chr Hansen Holding A/S	462	46,917
Coloplast A/S, Class B	1,134	116,008
DSV A/S	210	19,102
GN Store Nord A/S	441	21,493
Novozymes A/S, Class B	1,071	58,818
Ringkjoebing Landbobank AS	504	26,690

		289,028

Finland — 0.5%
Amer Sports OYJ	1,248	51,024
Huhtamaki OYJ	1,078	34,571
Tieto OYJ	1,176	36,388
Wartsila OYJ Abp	8,822	172,043

		294,026

France — 11.5%
Air Liquide SA	3,938	518,233
Airbus SE	3,234	406,355
Arkema SA	616	76,342
Atos SE	572	68,099
AXA SA	43,230	1,162,399
Cie. Plastic Omnium SA	660	24,899
Dassault Systemes SE	264	39,479
Essilor International Cie Generale d’Optique SA	987	146,109
Hermes International	88	58,322
Ingenico Group SA	616	46,821
IPSOS	624	19,105
Legrand SA	1,738	126,733
L’Oreal SA	1,672	403,359
LVMH Moet Hennessy Louis Vuitton SE	1,716	607,108
Publicis Groupe SA	2,970	177,588
Rubis SCA	968	52,416
Safran SA	1,826	255,993
Sanofi	18,216	1,619,847
SCOR SE	3,213	149,276

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Societe Generale SA	18,260	$784,096
Sodexo SA	1,078	114,367
Stef SA	75	7,814
Teleperformance	308	58,133
Valeo SA	3,102	134,751

		7,057,644

Germany — 8.2%
1&1 Drillisch AG	770	37,473
BASF SE	13,662	1,214,727
Bayer AG, Registered	12,100	1,075,283
Bayerische Motoren Werke AG	5,786	522,245
Bechtle AG	154	15,642
Bertrandt AG	105	9,702
Brenntag AG	1,092	67,426
Continental AG	1,144	199,247
Duerr AG	588	26,478
Fresenius Medical Care AG & Co. KGaA	924	95,066
Fresenius SE & Co. KGaA	1,716	126,046
Gerresheimer AG	252	21,294
GRENKE AG	189	22,545
HeidelbergCement AG	1,584	123,856
Henkel AG & Co. KGaA	966	102,608
Merck KGaA	668	69,053
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	2,596	575,160
Norma Group SE	176	11,254
Rational AG	22	15,945
SAP SE	5,104	628,399
Symrise AG	616	56,251
TAG Immobilien AG	2,530	60,241

		5,075,941

Hong Kong — 3.3%
AIA Group Ltd.	70,400	628,885
CK Infrastructure Holdings Ltd.	12,000	95,081
CLP Holdings Ltd.	25,500	298,672
Hang Seng Bank Ltd.	8,800	239,093
Henderson Land Development Co. Ltd.	23,320	117,272
Hong Kong & China Gas Co. Ltd.	88,268	175,297
Hysan Development Co. Ltd.	3,000	15,163
Minth Group Ltd.(a)	2,000	8,256
MTR Corp. Ltd.	14,500	76,346
New World Development Co. Ltd.	110,000	150,136
Samsonite International SA(b)	13,200	48,921
Swire Properties Ltd.	22,000	83,362
Techtronic Industries Co. Ltd.	12,000	76,678
Wheelock & Co. Ltd.	1,000	6,000

		2,019,162

Hungary — 0.1%
OTP Bank Nyrt	1,804	66,855

India — 1.7%
Asian Paints Ltd.	1,188	21,195
Edelweiss Financial Services Ltd.	2,156	5,636
Hindustan Unilever Ltd.	3,718	82,495
Housing Development Finance Corp. Ltd.	6,974	168,794
Infosys Ltd., ADR(a)	31,372	319,053
ITC Ltd.	20,284	83,316
Larsen & Toubro Ltd., GDR(c)	1,518	26,322
Maruti Suzuki India Ltd.	462	46,831

Security	Shares	Value

India (continued)
Motherson Sumi Systems Ltd.	4,466	$15,821
National Aluminium Co. Ltd.	14,200	11,871
Reliance Capital Ltd.	1,606	6,252
Reliance Industries Ltd., GDR(b)	2,904	99,752
Tata Consultancy Services Ltd.	4,642	139,836
Yes Bank Ltd.	6,204	15,718

		1,042,892

Indonesia — 0.4%
Bank Central Asia Tbk PT	44,000	71,308
Bank Rakyat Indonesia Persero Tbk PT	752,400	159,049

		230,357

Ireland — 0.5%
C&C Group PLC	8,514	32,733
Glanbia PLC	1,232	21,236
Kerry Group PLC, Class A	462	51,112
Kingspan Group PLC	557	25,982
Paddy Power Betfair PLC	968	82,638
Smurfit Kappa Group PLC	2,200	87,033

		300,734

Israel — 0.0%
Azrieli Group Ltd.	441	22,655

Italy — 0.3%
A2A SpA	19,362	33,621
ACEA SpA	612	9,177
DiaSorin SpA	132	13,891
Luxottica Group SpA	1,012	68,787
Recordati SpA	1,197	40,541

		166,017

Japan — 12.2%
Aeon Delight Co. Ltd.	100	3,649
Alfresa Holdings Corp.	2,200	58,881
Asahi Group Holdings Ltd.	2,400	104,063
Bandai Namco Holdings Inc.	300	11,661
Calbee Inc.	300	9,878
Central Japan Railway Co.	500	104,151
Chiba Bank Ltd. (The)	8,800	60,121
Daito Trust Construction Co. Ltd.	700	90,069
Denso Corp.	4,400	232,386
East Japan Railway Co.	2,400	223,022
Fuji Electric Co. Ltd.	200	8,012
Hakuhodo DY Holdings Inc.	2,400	42,111
HIS Co. Ltd.	400	13,382
Hitachi Capital Corp.	700	19,505
Horiba Ltd.	100	5,300
Itochu Techno-Solutions Corp.	2,500	54,343
J Front Retailing Co. Ltd.	4,400	68,294
Japan Tobacco Inc.	21,000	548,365
Kaken Pharmaceutical Co. Ltd.	100	5,318
Kansai Paint Co. Ltd.	2,200	40,558
Kao Corp.	2,700	218,073
KDDI Corp.	21,000	580,349
Kitz Corp.	2,100	18,156
Kobayashi Pharmaceutical Co. Ltd.	100	7,360
Kurita Water Industries Ltd.	2,200	64,111
Kyowa Exeo Corp.	2,200	64,401
Lawson Inc.	300	18,277
Marui Group Co. Ltd.	2,200	54,310
Medipal Holdings Corp.	2,200	45,923

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Miraca Holdings Inc.	2,200	$57,235
Mitsubishi Chemical Holdings Corp.	22,000	210,635
Mitsubishi UFJ Lease & Finance Co. Ltd.	8,800	51,831
MonotaRO Co. Ltd.(a)	400	11,287
MS&AD Insurance Group Holdings Inc.	8,800	293,940
Murata Manufacturing Co. Ltd.	1,300	199,890
NHK Spring Co. Ltd.	4,200	43,669
Nifco Inc./Japan	2,200	59,172
Nippon Telegraph & Telephone Corp.	8,800	397,602
Nissan Motor Co. Ltd.	48,400	453,171
NSD Co. Ltd.	2,200	48,867
NTT DOCOMO Inc.	17,600	473,372
Obic Co. Ltd.	100	9,464
PALTAC Corp.	200	10,934
Park24 Co. Ltd.	2,200	66,532
Persol Holdings Co. Ltd.	300	7,039
Relo Group Inc.(a)	300	8,822
Sanwa Holdings Corp.	2,900	34,544
SCSK Corp.	100	4,728
Sekisui Chemical Co. Ltd.	6,600	121,791
Sekisui House Ltd.	13,200	201,338
Seven & i Holdings Co. Ltd.	6,600	294,018
Seven Bank Ltd.	13,200	41,720
Shimadzu Corp.	2,200	68,953
Shionogi & Co. Ltd.	2,200	143,794
Sohgo Security Services Co. Ltd.	200	8,795
Sojitz Corp.	22,000	79,412
Stanley Electric Co. Ltd.	2,200	75,248
Sugi Holdings Co. Ltd.	100	4,913
Sumitomo Electric Industries Ltd.	9,800	153,749
Suruga Bank Ltd.	4,400	22,003
Suzuki Motor Corp.	2,400	137,511
Sysmex Corp.	300	25,831
Takara Leben Co. Ltd.	6,300	19,024
Tokai Rika Co. Ltd.	2,400	50,711
Tokio Marine Holdings Inc.	8,400	416,875
Tokyo Century Corp.	200	12,431
Tokyo Seimitsu Co. Ltd.	2,200	57,177
TOTO Ltd.	300	12,453
TS Tech Co. Ltd.	100	3,451
Unicharm Corp.	2,200	72,788
USS Co. Ltd.	2,900	53,846
Valor Holdings Co. Ltd.	400	9,255
West Japan Railway Co.	2,200	153,420
Yakult Honsha Co. Ltd.	300	24,589
Yokogawa Electric Corp.	2,100	44,427

		7,526,286

Malaysia — 0.3%
Public Bank Bhd	26,400	159,478

Mexico — 0.7%
Alfa SAB de CV, Class A	30,800	39,745
America Movil SAB de CV, Series L, NVS	163,800	131,746
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	1,345	27,522
Grupo Financiero Banorte SAB de CV, Class O	30,800	222,856
Grupo Financiero Inbursa SAB de CV, Class O(a)	18,900	29,675

		451,544

Netherlands — 2.7%
Aalberts Industries NV	903	38,471
ASML Holding NV	1,320	246,689

Security	Shares	Value

Netherlands (continued)
Koninklijke Ahold Delhaize NV	13,442	$308,354
Unilever NV, CVA	19,558	1,089,602

		1,683,116

New Zealand — 0.1%
Ryman Healthcare Ltd.	5,082	47,168

Norway — 1.0%
Bakkafrost P/F	546	33,283
DNB ASA	14,740	309,976
Telenor ASA	12,892	251,878
Tomra Systems ASA	672	16,752

		611,889

Philippines — 0.1%
International Container Terminal Services Inc.	9,870	17,190
Metro Pacific Investments Corp.	127,200	11,183
SM Investments Corp.	2,645	44,254

		72,627

Portugal — 0.2%
Galp Energia SGPS SA	5,698	113,106

Russia — 0.1%
Novatek PJSC, GDR(c)	462	85,008

South Africa — 1.7%
AVI Ltd.	6,153	46,215
Barloworld Ltd.	2,814	24,492
Blue Label Telecoms Ltd.	12,873	4,767
Capitec Bank Holdings Ltd.	363	26,273
Clicks Group Ltd.	1,554	19,217
Discovery Ltd.	2,802	33,661
EOH Holdings Ltd.	3,124	8,325
FirstRand Ltd.	54,186	259,878
Foschini Group Ltd. (The)	4,092	50,132
KAP Industrial Holdings Ltd.	15,078	8,226
Naspers Ltd., Class N	308	66,418
Netcare Ltd.	21,924	37,508
Pioneer Foods Group Ltd.	1,743	11,332
PSG Group Ltd.	993	16,069
Remgro Ltd.	4,452	62,055
RMB Holdings Ltd.	13,482	75,407
Sanlam Ltd.	25,608	143,157
Shoprite Holdings Ltd.	4,532	61,377
SPAR Group Ltd. (The)	2,709	35,248
Tiger Brands Ltd.	2,618	49,029

		1,038,786

South Korea — 3.0%
Samsung Electronics Co. Ltd.	42,570	1,782,625
SK Holdings Co. Ltd.	308	79,690

		1,862,315

Spain — 1.1%
Amadeus IT Group SA	2,486	231,057
Faes Farma SA	5,082	21,486
Industria de Diseno Textil SA	9,174	278,217
Red Electrica Corp. SA	8,470	177,476

		708,236

Sweden — 1.6%
AAK AB	1,638	28,376
AF AB, Class B	633	14,620
Assa Abloy AB, Class B	6,402	128,606

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Atrium Ljungberg AB, Class B	1,543	$27,969
Castellum AB	4,053	72,508
Hexagon AB, Class B	968	56,709
Hexpol AB	2,411	26,568
Hufvudstaden AB, Class A	1,522	23,138
Intrum AB(a)	1,386	36,017
ITAB Shop Concept AB, Class B(a)	3,570	9,795
JM AB	1,628	31,944
Kindred Group PLC	5,324	59,746
Loomis AB, Class B	693	22,302
Modern Times Group MTG AB, Class B	861	31,562
Svenska Handelsbanken AB, Class A	28,006	353,492
Trelleborg AB, Class B	1,995	40,660

		964,012

Switzerland — 11.7%
ABB Ltd., Registered	25,872	614,222
Cie. Financiere Richemont SA, Registered	4,400	360,360
EMS-Chemie Holding AG, Registered	88	52,703
Geberit AG, Registered	374	174,288
Givaudan SA, Registered	88	217,387
Nestle SA, Registered	21,868	1,831,736
Novartis AG, Registered	21,560	1,862,883
Partners Group Holding AG	198	157,804
Roche Holding AG, NVS	7,128	1,734,933
Roche Holding AG Bearer	110	26,892
Sika AG, Registered	748	109,428
Sonova Holding AG, Registered	352	70,378

		7,213,014

Taiwan — 4.3%
E.Sun Financial Holding Co. Ltd.	132,738	98,033
Hon Hai Precision Industry Co. Ltd.	154,000	399,463
Namchow Holdings Co. Ltd.	22,000	36,891
Phison Electronics Corp.	2,000	15,917
Taiwan Semiconductor Manufacturing Co. Ltd.	198,000	1,702,257
Uni-President Enterprises Corp.	154,000	401,985

		2,654,546

Thailand — 0.1%
Airports of Thailand PCL, NVDR	28,600	57,925
Thanachart Capital PCL, NVDR	16,800	27,922

		85,847

Turkey — 0.0%
BIM Birlesik Magazalar AS	1,914	25,919

United Arab Emirates — 0.1%
Aldar Properties PJSC	72,492	36,117
DP World Ltd.	1,518	28,994

		65,111

United Kingdom — 13.3%
Ashtead Group PLC	2,772	88,093
Associated British Foods PLC	2,508	74,896
BAE Systems PLC	42,790	351,430
BBA Aviation PLC	8,694	34,080
Bellway PLC	2,134	83,875
Bodycote PLC	1,764	20,841
Bovis Homes Group PLC	2,373	33,189
Brewin Dolphin Holdings PLC	5,565	24,892
British American Tobacco PLC	32,318	1,510,662
Bunzl PLC	2,424	76,275
Burberry Group PLC	2,982	78,357

Security	Shares	Value

United Kingdom (continued)
Clarkson PLC	286	$10,070
Close Brothers Group PLC	2,750	56,733
Compass Group PLC	12,348	274,707
Croda International PLC	1,032	70,007
Daily Mail & General Trust PLC, Class A, NVS	3,674	33,633
Dairy Crest Group PLC	3,498	20,855
DCC PLC	594	53,951
Diageo PLC	22,638	802,678
Domino’s Pizza Group PLC	5,388	19,631
DS Smith PLC	14,845	92,592
Experian PLC	6,048	155,411
Ferguson PLC	1,708	145,110
Greencore Group PLC	9,438	22,781
Halma PLC	1,916	36,104
Hikma Pharmaceuticals PLC	836	20,168
Hill & Smith Holdings PLC	855	10,994
Howden Joinery Group PLC	6,048	36,982
Inchcape PLC	6,666	58,155
InterContinental Hotels Group PLC	1,276	79,538
Intertek Group PLC	882	57,417
Investec PLC	13,090	92,110
IWG PLC	5,365	16,994
Jardine Lloyd Thompson Group PLC	1,320	32,637
John Wood Group PLC	9,130	91,866
Johnson Matthey PLC	1,617	75,110
Jupiter Fund Management PLC	7,964	42,092
Kingfisher PLC	32,560	109,546
Meggitt PLC	9,416	69,548
Micro Focus International PLC	9,064	168,966
Mondi PLC	3,894	106,840
Moneysupermarket.com Group PLC	8,822	32,086
National Express Group PLC	4,746	24,187
Paragon Banking Group PLC	5,523	34,484
PayPoint PLC	1,422	17,208
Pennon Group PLC	8,526	79,296
Photo-Me International PLC	7,876	12,777
Prudential PLC	27,324	626,942
PZ Cussons PLC	7,546	23,007
QinetiQ Group PLC	6,195	23,121
Rank Group PLC	3,432	7,608
RELX PLC	17,248	363,475
Renishaw PLC	342	21,158
Rentokil Initial PLC	9,009	37,406
Rightmove PLC	7,700	47,294
Rotork PLC	7,308	31,497
RPC Group PLC	6,226	64,546
RWS Holdings PLC	1,302	8,404
Schroders PLC	638	25,750
Schroders PLC, NVS	1,320	43,894
Senior PLC	5,124	20,861
Shire PLC	2,090	126,012
Smiths Group PLC	3,864	75,356
Spectris PLC	1,101	34,071
Spirax-Sarco Engineering PLC	483	45,979
St. James’s Place PLC	8,844	131,938
Standard Life Aberdeen PLC	70,290	280,393
Synthomer PLC	1,962	13,855
Ted Baker PLC	374	11,286
Travis Perkins PLC	3,784	52,577
Ultra Electronics Holdings PLC	1,144	23,690

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Dividend Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Victrex PLC	840	$36,586
WH Smith PLC	1,848	49,692
Whitbread PLC	1,606	98,788
William Hill PLC	17,512	57,571
WPP PLC	23,584	345,837

		8,168,448

Total Common Stocks — 98.9% (Cost: $58,484,608)		60,973,835

Preferred Stocks

Colombia — 0.1%
Bancolombia SA, Preference Shares, NVS	6,116	64,468

Germany — 0.5%
Bayerische Motoren Werke AG, Preference Shares, NVS	1,188	93,417
Fuchs Petrolub SE, Preference Shares, NVS	880	49,184
Henkel AG & Co. KGaA, Preference Shares, NVS	1,034	121,360
Sartorius AG, Preference Shares, NVS	126	20,460

		284,421

Total Preferred Stocks — 0.6% (Cost: $355,195)		348,889

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	222,114	222,181

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	273,016	$273,016

		495,197

Total Short-Term Investments — 0.8% (Cost: $495,145)		495,197

Total Investments in Securities — 100.3% (Cost: $59,334,948)		61,817,921

Other Assets, Less Liabilities — (0.3)%		(183,115)

Net Assets — 100.0%		$61,634,806

(a)	All or a portion of this security is on loan.
(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	117,109	105,005	222,114	$222,181	$2,491	(b)	$56	$59
BlackRock Cash Funds: Treasury, SL Agency Shares	2,121	270,895	273,016	273,016	449		—	—

				$495,197	$2,940		$56	$59

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	5	12/21/18	$262	$6,262

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® International Dividend Growth ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$6,262

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(40,291)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$6,312

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$275,067

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$60,965,284	$8,551	$—	$60,973,835
Preferred Stocks	348,889	—	—	348,889
Money Market Funds	495,197	—	—	495,197

	$61,809,370	$8,551	$—	$61,817,921

Derivative financial instruments(a)
Assets
Futures Contracts	$6,262	$—	$—	$6,262

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® Latin America 40 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Brazil — 30.8%
Ambev SA, ADR	13,003,006	$59,423,737
B3 SA - Brasil, Bolsa, Balcao	6,078,150	35,614,606
Banco do Brasil SA	3,553,300	26,203,424
BRF SA, ADR(a)(b)	2,228,596	12,212,706
CCR SA	3,309,400	7,010,686
Cielo SA	3,287,816	10,085,199
Embraer SA, ADR	519,346	10,173,988
Kroton Educacional SA	4,561,100	13,020,130
Petroleo Brasileiro SA, ADR(b)	4,401,174	53,122,170
Ultrapar Participacoes SA	1,280,700	11,971,437
Vale SA, ADR	9,214,371	136,741,266

		375,579,349

Chile — 10.2%
Banco de Chile	86,693,096	13,165,627
Banco Santander Chile, ADR	458,609	14,666,316
Cencosud SA	3,949,876	9,364,488
Empresas CMPC SA	3,338,520	13,437,087
Empresas COPEC SA	1,079,053	16,624,222
Enel Americas SA, ADR	1,627,020	12,576,864
Enel Chile SA	80,191,644	8,053,206
LATAM Airlines Group SA, ADR(b)	866,042	8,140,795
SACI Falabella	1,877,221	15,237,479
Sociedad Quimica y Minera de Chile SA, ADR(b)	273,650	12,511,278

		123,777,362

Colombia — 2.7%
Bancolombia SA, ADR	334,081	13,937,860
Ecopetrol SA, ADR	728,067	19,606,844

		33,544,704

Mexico — 27.1%
Alfa SAB de CV, Class A	8,929,300	11,522,602
America Movil SAB de CV, Series L, NVS	68,913,900	55,428,162
Cemex SAB de CV, CPO(a)	42,999,315	30,215,704
Fibra Uno Administracion SA de CV	8,952,100	11,781,819
Fomento Economico Mexicano SAB de CV	5,496,000	54,427,278
Grupo Financiero Banorte SAB de CV, Class O	8,514,600	61,608,106
Grupo Mexico SAB de CV, Series B	10,571,400	30,499,995
Grupo Televisa SAB, CPO	6,457,500	22,978,571
Infraestructura Energetica Nova SAB de CV	1,537,300	7,644,880
Wal-Mart de Mexico SAB de CV	14,463,000	44,110,052

		330,217,169

Peru — 4.5%
Credicorp Ltd	197,962	44,161,363

Security	Shares	Value

Peru (continued)
Southern Copper Corp.	251,260	$10,839,356

		55,000,719

Total Common Stocks — 75.3% (Cost: $1,060,030,140)		918,119,303

Preferred Stocks

Brazil — 24.2%
Banco Bradesco SA, ADR, Preference Shares	9,924,426	70,264,936
Cia. Energetica de Minas Gerais, ADR, Preference Shares(b)	2,862,882	4,895,528
Gerdau SA, ADR, Preference Shares(b)	3,072,164	12,933,810
Itau Unibanco Holding SA, ADR, Preference Shares(b)	9,542,990	104,782,030
Itausa-Investimentos Itau SA, Preference Shares, NVS	13,566,523	34,310,797
Petroleo Brasileiro SA, ADR, Preference Shares	6,448,947	67,455,986

		294,643,087

Total Preferred Stocks — 24.2% (Cost: $426,175,377)		294,643,087

Short-Term Investments

Money Market Funds — 11.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	135,641,940	135,682,632
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	3,693,809	3,693,809

		139,376,441

Total Short-Term Investments — 11.4% (Cost: $139,363,541)		139,376,441

Total Investments in Securities — 110.9% (Cost: $1,625,569,058)		1,352,138,831

Other Assets, Less Liabilities — (10.9)%		(132,957,671)

Net Assets — 100.0%		$1,219,181,160

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Latin America 40 ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	45,133,933	90,508,007	135,641,940	$135,682,632	$360,385	(b)	$8,542	$16,781
BlackRock Cash Funds: Treasury, SL Agency Shares	9,886,029	(6,192,220)	3,693,809	3,693,809	13,907		—	—

				$139,376,441	$374,292		$8,542	$16,781

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$918,119,303	$—	$—	$918,119,303
Preferred Stocks	294,643,087	—	—	294,643,087
Money Market Funds	139,376,441	—	—	139,376,441

	$1,352,138,831	$—	$—	$1,352,138,831

See notes to financial statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) September 30, 2018

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,015,814,100	$32,334,663	$2,330,377,649	$151,147,102
Affiliated(c)	14,519,654	80,416	5,459,079	1,615,706
Cash pledged:
Futures contracts(d)	—	—	1,064,485	—
Foreign currency, at value(e)	1,856,049	32,757	9,065,299	1,112,546
Receivables:
Investments sold	139	2,666,865	—	318,409
Securities lending income — Affiliated	55,744	748	5,956	3,533
Dividends	2,230,782	253,721	1,806,682	527,784
Tax reclaims	—	—	5,678,475	39,641
Foreign withholding tax claims	—	—	1,068,422	—

Total assets	1,034,476,468	35,369,170	2,354,526,047	154,764,721

LIABILITIES
Collateral on securities loaned, at value	14,016,000	50,094	4,523,634	1,571,555
Deferred foreign capital gain tax	—	—	—	63
Payables:
Investments purchased	54,123	2,441,864	—	164,924
Variation margin on futures contracts	—	—	185,384	—
Income distributions	—	—	—	1,086,406
Investment advisory fees	416,273	19,893	1,144,277	60,538
Professional fees	—	—	10,684	—
Foreign taxes	40	—	—	—

Total liabilities	14,486,436	2,511,851	5,863,979	2,883,486

NET ASSETS	$1,019,990,032	$32,857,319	$2,348,662,068	$151,881,235

NET ASSETS CONSIST OF:
Paid-in capital	$945,157,906	$57,793,046	$2,788,559,284	$197,470,256
Undistributed net investment income	13,909,884	232,461	7,587,935	5,071
Accumulated net realized loss	(24,423,464)	(27,872,088)	(249,516,688)	(27,956,096)
Net unrealized appreciation (depreciation)	85,345,706	2,703,900	(197,968,463)	(17,637,996)

NET ASSETS	$1,019,990,032	$32,857,319	$2,348,662,068	$151,881,235

Shares outstanding	16,250,000	1,150,000	51,950,000	4,100,000

Net asset value	$62.77	$28.57	$45.21	$37.04

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$13,387,424	$45,116	$3,716,637	$1,481,401
(b) Investments, at cost — Unaffiliated	$930,477,120	$29,630,787	$2,528,718,118	$168,777,306
(c) Investments, at cost — Affiliated	$14,516,979	$80,416	$5,457,722	$1,615,470
(d) Cash collateral pledged, at cost	$—	$—	$1,072,121	$—
(e) Foreign currency, at cost	$1,858,685	$32,778	$9,156,212	$1,116,400

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	35

Statements of Assets and Liabilities (unaudited) (continued) September 30, 2018

.	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$61,322,724	$1,212,762,390
Affiliated(c)	495,197	139,376,441
Cash pledged:
Futures contracts	12,000	—
Foreign currency, at value(d)	82,552	1,823,299
Receivables:
Investments sold	—	27,850
Securities lending income — Affiliated	440	78,093
Capital shares sold	—	1,811,290
Dividends	138,509	1,132,369
Tax reclaims	70,143	—

Total assets	62,121,565	1,357,011,732

LIABILITIES
Collateral on securities loaned, at value	222,089	135,644,569
Payables:
Investments purchased	—	1,750,854
Variation margin on futures contracts	1,289	—
Income distributions	252,273	—
Investment advisory fees	11,108	435,149

Total liabilities	486,759	137,830,572

NET ASSETS	$61,634,806	$1,219,181,160

NET ASSETS CONSIST OF:
Paid-in capital	$59,624,746	$2,011,101,228
Undistributed net investment income	10,820	8,991,190
Accumulated net realized loss	(489,758)	(527,501,189)
Net unrealized appreciation (depreciation)	2,488,998	(273,410,069)

NET ASSETS	$61,634,806	$1,219,181,160

Shares outstanding	1,100,000	38,750,000

Net asset value	$56.03	$31.46

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$209,815	$129,837,786
(b) Investments, at cost — Unaffiliated	$58,839,803	$1,486,205,517
(c) Investments, at cost — Affiliated	$495,145	$139,363,541
(d) Foreign currency, at cost	$82,576	$1,808,218

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) Six Months Ended September 30, 2018

	iShares Asia 50 ETF	iShares Emerging Markets Infrastructure ETF	iShares Europe ETF	iShares International Developed Property ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$25,258,337	$863,273	$63,520,665	$3,476,049
Dividends — Affiliated	11,600	491	21,299	811
Non-cash dividends — Unaffiliated	—	—	4,289,347	—
Interest — Unaffiliated	44	—	—	—
Securities lending income — Affiliated — net	314,267	2,734	114,439	26,036
Foreign taxes withheld	(2,716,833)	(19,358)	(6,308,028)	(305,197)
Other foreign taxes	(10)	—	—	—

Total investment income	22,867,405	847,140	61,637,722	3,197,699

EXPENSES
Investment advisory fees	2,592,348	136,090	7,640,183	374,950

Total expenses	2,592,348	136,090	7,640,183	374,950

Net investment income	20,275,057	711,050	53,997,539	2,822,749

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,162,275)	(1,752,152)	(27,401,016)	(1,754,608)
Investments — Affiliated	402	(85)	1,336	251
In-kind redemptions — Unaffiliated	18,622,102	813,055	36,571,095	—
Futures contracts	—	—	416,980	—
Foreign currency transactions	(175,111)	(5,484)	(1,109,077)	(32,671)

Net realized gain (loss)	12,285,118	(944,666)	8,479,318	(1,787,028)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(101,092,143)	(3,899,417)	(75,263,576)	(5,748,723)
Investments — Affiliated	3,949	75	4,043	356
Futures contracts	—	—	705,378	—
Foreign currency translations	(8,930)	(143)	(308,267)	(13,532)

Net change in unrealized appreciation (depreciation)	(101,097,124)	(3,899,485)	(74,862,422)	(5,761,899)

Net realized and unrealized loss	(88,812,006)	(4,844,151)	(66,383,104)	(7,548,927)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(68,536,949)	$(4,133,101)	$(12,385,565)	$(4,726,178)

(a) Net of deferred foreign capital gain tax of	$—	$—	$—	$63
See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	37

Statements of Operations (unaudited) (continued) Six Months Ended September 30, 2018

	iShares International Dividend Growth ETF	iShares Latin America 40 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$1,208,337	$22,258,987
Dividends — Affiliated	449	13,907
Interest — Unaffiliated	10	—
Securities lending income — Affiliated — net	2,491	360,385
Foreign taxes withheld	(145,466)	(1,870,581)
Other foreign taxes	(441)	—

Total investment income	1,065,380	20,762,698

EXPENSES
Investment advisory fees	65,940	3,422,011

Total expenses	65,940	3,422,011

Net investment income	999,440	17,340,687

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	112,525	(79,766,721)
Investments — Affiliated	56	8,542
In-kind redemptions — Unaffiliated	—	10,681,919
Futures contracts	(40,291)	—
Foreign currency transactions	(24,823)	(466,037)

Net realized gain (loss)	47,467	(69,542,297)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	(389,823)	(220,032,916)
Investments — Affiliated	59	16,781
Futures contracts	6,312	—
Foreign currency translations	(712)	32,986

Net change in unrealized appreciation (depreciation)	(384,164)	(219,983,149)

Net realized and unrealized loss	(336,697)	(289,525,446)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$662,743	$(272,184,759)

See notes to financial statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Asia 50 ETF		iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$20,275,057	$9,627,070	$711,050	$943,750
Net realized gain (loss)	12,285,118	10,097,846	(944,666)	2,246,088
Net change in unrealized appreciation (depreciation)	(101,097,124)	102,305,939	(3,899,485)	(754,714)

Net increase (decrease) in net assets resulting from operations	(68,536,949)	122,030,855	(4,133,101)	2,435,124

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,429,525)	(9,620,627)	(468,294)	(1,176,735)

Decrease in net assets resulting from distributions to shareholders	(5,429,525)	(9,620,627)	(468,294)	(1,176,735)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	146,456,869	488,323,498	(4,227,087)	(6,807,533)

NET ASSETS
Total increase (decrease) in net assets	72,490,395	600,733,726	(8,828,482)	(5,549,144)
Beginning of period	947,499,637	346,765,911	41,685,801	47,234,945

End of period	$1,019,990,032	$947,499,637	$32,857,319	$41,685,801

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$13,909,884	$(935,648)	$232,461	$(10,295)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	39

Statements of Changes in Net Assets (continued)

	iShares Europe ETF		iShares International Developed Property ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$53,997,539	$72,401,870	$2,822,749	$4,821,780
Net realized gain (loss)	8,479,318	87,001,261	(1,787,028)	19,755,671
Net change in unrealized appreciation (depreciation)	(74,862,422)	226,647,639	(5,761,899)	(14,710,338)

Net increase (decrease) in net assets resulting from operations	(12,385,565)	386,050,770	(4,726,178)	9,867,113

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(60,272,712)	(75,911,942)	(2,992,626)	(6,133,250)

Decrease in net assets resulting from distributions to shareholders	(60,272,712)	(75,911,942)	(2,992,626)	(6,133,250)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(344,229,243)	(15,924,658)	3,819,986	20,707,431

NET ASSETS
Total increase (decrease) in net assets	(416,887,520)	294,214,170	(3,898,818)	24,441,294
Beginning of period	2,765,549,588	2,471,335,418	155,780,053	131,338,759

End of period	$2,348,662,068	$2,765,549,588	$151,881,235	$155,780,053

Undistributed net investment income included in net assets at end of period	$7,587,935	$13,863,108	$5,071	$174,948

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares International Dividend Growth ETF		iShares Latin America 40 ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$999,440	$930,420	$17,340,687	$32,752,782
Net realized gain (loss)	47,467	1,163,295	(69,542,297)	55,449,138
Net change in unrealized appreciation (depreciation)	(384,164)	1,599,003	(219,983,149)	102,783,569

Net increase (decrease) in net assets resulting from operations	662,743	3,692,718	(272,184,759)	190,985,489

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,010,448)	(1,040,662)	(21,443,856)	(23,104,971)

Decrease in net assets resulting from distributions to shareholders	(1,010,448)	(1,040,662)	(21,443,856)	(23,104,971)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	5,585,634	33,254,440	(257,789,078)	521,227,629

NET ASSETS
Total increase (decrease) in net assets	5,237,929	35,906,496	(551,417,693)	689,108,147
Beginning of period	56,396,877	20,490,381	1,770,598,853	1,081,490,706

End of period	$61,634,806	$56,396,877	$1,219,181,160	$1,770,598,853

Undistributed net investment income included in net assets at end of period	$10,820	$21,828	$8,991,190	$13,094,359

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Financial Highlights (For a share outstanding throughout each period)

	iShares Asia 50 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$ 67.20		$52.54	$43.58	$49.72	$45.98	$46.41

Net investment income(a)	1.26		1.06	1.04	1.06	1.09	0.93
Net realized and unrealized gain (loss)(b)		(5.36)	14.56	8.98	(5.98)	3.71	(0.37)

Net increase (decrease) from investment operations		(4.10)	15.62	10.02	(4.92)	4.80	0.56

Distributions
From net investment income		(0.33)	(0.96)	(1.06)	(1.22)	(1.06)	(0.99)

Total distributions		(0.33)	(0.96)	(1.06)	(1.22)	(1.06)	(0.99)

Net asset value, end of period	$ 62.77		$67.20	$52.54	$43.58	$49.72	$45.98

Total Return
Based on net asset value	(6.11	)%(c)	29.86%	23.38%	(9.93)%	10.58%	1.63	%(d)

Ratios to Average Net Assets
Total expenses	0.50	%(e)	0.50%	0.50%	0.50%	0.50%	0.50%

Net investment income	3.91	%(e)	1.67%	2.20%	2.32%	2.27%	2.04%

Supplemental Data
Net assets, end of period (000)	$ 1,019,990		$947,500	$346,766	$305,056	$387,782	$262,077

Portfolio turnover rate(f)	6	%(c)	16%	12%	10%	12%	9%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)

The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 1.35%.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Emerging Markets Infrastructure ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$32.07		$31.49	$29.66	$32.87	$33.48	$35.65

Net investment income(a)	0.58		0.66	0.90	0.67	0.92	0.85
Net realized and unrealized gain (loss)(b)		(3.72)	0.77	1.82	(3.32)	(0.53)	(2.04)

Net increase (decrease) from investment operations		(3.14)	1.43	2.72	(2.65)	0.39	(1.19)

Distributions
From net investment income		(0.36)	(0.85)	(0.89)	(0.56)	(1.00)	(0.98)

Total distributions		(0.36)	(0.85)	(0.89)	(0.56)	(1.00)	(0.98)

Net asset value, end of period	$28.57		$32.07	$31.49	$29.66	$32.87	$33.48

Total Return
Based on net asset value	(9.79	)%(c)	4.55%	9.46%	(8.11)%	1.18%	(3.01	)%(d)

Ratios to Average Net Assets
Total expenses	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Total expenses after fees waived	0.75	%(e)	0.75%	0.75%	0.75%	0.75%	0.75%

Net investment income	3.92	%(e)	2.02%	3.03%	2.19%	2.66%	2.53%

Supplemental Data
Net assets, end of period (000)	$32,857		$41,686	$47,235	$47,460	$80,536	$108,806

Portfolio turnover rate(f)	9	%(c)	21%	24%	12%	14%	26%

(a)	Based on average shares outstanding.

(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.

(d)

The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was (3.12)%.

(e)	Annualized.

(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	43

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Europe ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17		Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$ 46.48		$41.82	$39.32		$44.28	$48.19	$39.72

Net investment income(a)	0.96		1.10	1.24	(b)	1.09	1.27	1.77	(c)
Net realized and unrealized gain (loss)(d)		(1.17)	4.69	2.46		(4.92)	(3.57)	7.81

Net increase (decrease) from investment operations		(0.21)	5.79	3.70		(3.83)	(2.30)	9.58

Distributions
From net investment income		(1.06)	(1.13)	(1.20)		(1.13)	(1.61)	(1.11)

Total distributions		(1.06)	(1.13)	(1.20)		(1.13)	(1.61)	(1.11)

Net asset value, end of period	$ 45.21		$46.48	$41.82		$39.32	$44.28	$48.19

Total Return
Based on net asset value	(0.44	)%(e)	13.96%	9.65	%(b)	(8.94)%	(4.99)%	24.75%

Ratios to Average Net Assets
Total expenses	0.59	%(f)	0.59%	0.60%		0.60%	0.60%	0.60%

Total expenses excluding professional fees for foreign withholding tax claims	N/A		N/A	0.60%		N/A	N/A	N/A

Net investment income	4.16	%(f)	2.39%	3.17	%(b)	2.61%	2.76%	3.97	%(c)

Supplemental Data
Net assets, end of period (000)	$2,348,662		$2,765,550	$2,471,335		$2,709,154	$2,710,221	$3,252,807

Portfolio turnover rate(g)	4	%(e)	3%	5%		3%	4%	5%

(a)	Based on average shares outstanding.

(b)	Reflects the one-time, positive effect of foreign withholding tax claims, net of the associated professional fees, which resulted in the following increases for the year ended March 31, 2017:

• Net investment income per share by $0.02.

• Total return by 0.05%.

• Ratio of net investment income to average net assets by 0.04%.

(c)	Includes a one-time special distribution from Vodafone Group PLC which represented $0.70 per share and 1.56% of average net assets.

(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.

(f)	Annualized.

(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares International Developed Property ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$38.95		$35.50	$36.74	$38.14	$36.37	$37.82

Net investment income(a)	0.70		1.17	1.09	0.95	1.51	1.05
Net realized and unrealized gain (loss)(b)		(1.87)	3.96	(0.43)	(1.17)	1.66	(0.93)

Net increase (decrease) from investment operations		(1.17)	5.13	0.66	(0.22)	3.17	0.12

Distributions
From net investment income		(0.74)	(1.68)	(1.87)	(1.18)	(1.40)	(1.53)
Return of capital	—		—	(0.03)	—	—	(0.04)

Total distributions		(0.74)	(1.68)	(1.90)	(1.18)	(1.40)	(1.57)

Net asset value, end of period	$37.04		$38.95	$35.50	$36.74	$38.14	$36.37

Total Return
Based on net asset value	(3.04	)%(c)	14.58%	1.97%	(0.47)%	8.80%	0.26	%(d)

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48%	0.48%	0.48%

Net investment income	3.61	%(e)	3.04%	3.00%	2.60%	3.98%	2.82%

Supplemental Data
Net assets, end of period (000)	$151,881		$155,780	$131,339	$146,966	$167,820	$181,851

Portfolio turnover rate(f)	4	%(c)	11%	8%	15%	8%	10%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 0.52%.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	45

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares International Dividend Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Period From 05/17/16(a) to 03/31/17

Net asset value, beginning of period	$56.40		$51.23	$48.33

Net investment income(b)	0.94		1.27	1.09
Net realized and unrealized gain (loss)(c)		(0.36)	5.31	2.70

Net increase from investment operations	0.58		6.58	3.79

Distributions
From net investment income		(0.95)	(1.41)	(0.89)

Total distributions		(0.95)	(1.41)	(0.89)

Net asset value, end of period	$56.03		$56.40	$51.23

Total Return
Based on net asset value	1.07	%(d)	12.93%	7.92	%(d)

Ratios to Average Net Assets
Total expenses	0.22	%(e)	0.22%	0.22	%(e)

Net investment income	3.33	%(e)	2.26%	2.56	%(e)

Supplemental Data
Net assets, end of period (000)	$61,635		$56,397	$20,490

Portfolio turnover rate(f)	13	%(d)	42%	42	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued) (For a share outstanding throughout each period)

	iShares Latin America 40 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$ 37.28		$31.58	$25.23	$29.37	$36.56	$43.67

Net investment income(a)	0.40		0.83	0.53	0.58	0.88	0.99
Net realized and unrealized gain (loss)(b)		(5.71)	5.49	6.26	(4.03)	(7.33)	(6.87)

Net increase (decrease) from investment operations		(5.31)	6.32	6.79	(3.45)	(6.45)	(5.88)

Distributions
From net investment income		(0.51)	(0.62)	(0.44)	(0.69)	(0.74)	(1.23)

Total distributions		(0.51)	(0.62)	(0.44)	(0.69)	(0.74)	(1.23)

Net asset value, end of period	$ 31.46		$37.28	$31.58	$25.23	$29.37	$36.56

Total Return
Based on net asset value	(14.14	)%(c)	20.38%	27.27%	(11.70)%	(17.96)%	(13.36)%

Ratios to Average Net Assets
Total expenses	0.48	%(d)	0.48%	0.49%	0.49%	0.49%	0.49%

Net investment income	2.44	%(d)	2.43%	1.87%	2.27%	2.42%	2.60%

Supplemental Data
Net assets, end of period (000)	$1,219,181		$1,770,599	$1,081,491	$674,938	$646,094	$950,524

Portfolio turnover rate(e)	11	%(c)	16%	13%	18%	11%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	47

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Asia 50	Non-diversified
Emerging Markets Infrastructure	Non-diversified
Europe	Diversified
International Developed Property	Diversified
International Dividend Growth	Non-diversified
Latin America 40	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Notes to Financial Statements (unaudited) (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Asia 50
Citigroup Global Markets Inc.	$13,387,424	$13,387,424	$—	$—

Emerging Markets Infrastructure
UBS AG	$45,116	$45,116	$—	$—

Europe
Goldman Sachs & Co.	$34,500	$34,500	$—	$—
Morgan Stanley & Co. LLC	3,682,137	3,682,137	—	—

	$3,716,637	$3,716,637	$—	$—

International Developed Property
Citigroup Global Markets Inc.	$304,040	$304,040	$—	$—
Credit Suisse Securities (USA) LLC	10,297	10,297	—	—
Goldman Sachs & Co.	395,805	395,805	—	—
JPMorgan Securities LLC	76,648	76,648	—	—
Macquarie Bank Limited	68,815	68,815	—	—
Merrill Lynch, Pierce, Fenner & Smith	217,236	217,236	—	—
Morgan Stanley & Co. LLC	108,163	108,163	—	—
SG Americas Securities LLC	132,508	132,508	—	—
UBS AG	167,889	167,889	—	—

	$1,481,401	$1,481,401	$—	$—

International Dividend Growth
Citigroup Global Markets Inc.	$36,017	$36,017	$—	$—
HSBC Bank PLC	5,871	5,871	—	—
Jefferies LLC	8,822	8,822	—	—
JPMorgan Securities LLC	70,376	70,376	—	—
Macquarie Bank Limited	20,245	20,245	—	—
Morgan Stanley & Co. LLC	68,484	68,484	—	—

	$209,815	$209,815	$—	$—

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Latin America 40
Barclays Bank PLC	$61,654,011	$61,654,011	$—	$—
Barclays Capital Inc.	1,466,742	1,466,742	—	—
Citigroup Global Markets Inc.	18,541,475	18,541,475	—	—
Credit Suisse Securities (USA) LLC	27,098,711	27,098,711	—	—
Goldman Sachs & Co.	6,601,234	6,601,234	—	—
JPMorgan Securities LLC	2,667,748	2,667,748	—	—
Merrill Lynch, Pierce, Fenner & Smith	539,232	539,232	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,998,017	7,998,017	—	—
SG Americas Securities LLC	1,007,783	1,007,783	—	—
UBS AG	1,424,786	1,424,786	—	—
UBS Securities LLC	838,047	838,047	—	—

	$129,837,786	$129,837,786	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Asia 50	0.50%
Emerging Markets Infrastructure	0.75
International Developed Property	0.48
International Dividend Growth	0.22

N O T E S T O F I N A N C I A L S T A T E M E N T S	51

Notes to Financial Statements (unaudited) (continued)

For its investment advisory services to the iShares Europe ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $12 billion	0.6000%
Over $12 billion, up to and including $18 billion	0.5700
Over $18 billion, up to and including $24 billion	0.5415
Over $24 billion, up to and including $30 billion(a)	0.5145
Over $30 billion (a)	0.4888

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

(a)	Break level added or amended effective June 29, 2018.

For its investment advisory services to the iShares Latin America 40 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.5000%
Over $46 billion, up to and including $81 billion	0.4750
Over $81 billion, up to and including $111 billion	0.4513
Over $111 billion, up to and including $141 billion	0.4287
Over $141 billion	0.4073

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Emerging Markets Infrastructure ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Asia 50	$71,591
Emerging Markets Infrastructure	692
Europe	30,527
International Developed Property	6,444
International Dividend Growth	681
Latin America 40	99,010

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Asia 50	$—	$1,677,758
Emerging Markets Infrastructure	265,757	—
Europe	10,522,398	7,214,091
International Developed Property	116,680	—
International Dividend Growth	1,422,845	1,176,680
Latin America 40	15,342	—

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of September 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
Asia 50	1	34%
Europe	1	24

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Asia 50	$235,262,801	$57,227,978
Emerging Markets Infrastructure	3,299,025	4,238,801
Europe	97,459,704	95,760,784
International Developed Property	8,198,018	6,861,682
International Dividend Growth	10,573,674	7,498,546
Latin America 40	151,121,610	214,076,132

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Asia 50	$32,063,912	$49,064,370
Emerging Markets Infrastructure	—	3,523,871
Europe	—	348,521,720
International Developed Property	3,678,604	—
International Dividend Growth	2,540,386	—
Latin America 40	328,292,155	533,811,133

8. INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

N O T E S T O F I N A N C I A L S T A T E M E N T S	53

Notes to Financial Statements (unaudited) (continued)

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Asia 50	$27,179,801	$1,228,150	$28,407,951
Emerging Markets Infrastructure	25,729,415	506,438	26,235,853
Europe	174,091,530	32,616,997	206,708,527
International Developed Property	18,123,198	5,300,031	23,423,229
International Dividend Growth	337,024	—	337,024
Latin America 40	388,668,866	—	388,668,866

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Asia 50	$954,561,585	$116,807,470	$(41,035,301)	$75,772,169
Emerging Markets Infrastructure	30,402,772	8,957,768	(6,945,461)	2,012,307
Europe	2,588,689,242	236,362,064	(488,827,678)	(252,465,614)
International Developed Property	173,625,352	3,649,592	(24,512,136)	(20,862,544)
International Dividend Growth	59,535,199	5,098,381	(2,809,397)	2,288,984
Latin America 40	1,694,481,462	44,641,634	(386,984,265)	(342,342,631)

9.	LINE OF CREDIT

The iShares International Dividend Growth ETF, along with certain other iShares funds, is a party to a $275 million credit agreement with State Street Bank and Trust Company, which expires on October 24, 2018. The line of credit may be used for temporary or emergency purposes, including redemptions, settlement of trades and rebalancing of portfolio holdings. The credit agreement has the following terms: a commitment fee of 0.20% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR (not less than zero) plus 1.00% per annum or (b) the U.S. Federal Funds rate (not less than zero) plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local securities of certain foreign markets.

The Funds did not borrow under the credit agreement during the six months ended September 30, 2018.

At a meeting held on September 12-13, 2018, the Board approved the amendment of certain terms of the credit agreement including (i) increasing the maximum borrowing amount to $300 million and (ii) extending the expiration date to October 23, 2019. These changes to the credit agreement are expected to be effective on or around October 25, 2018.

10.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

Investments in Chinese securities, including certain Hong Kong-listed securities, involves risks specific to China. China may be subject to considerable degrees of economic, political and social instability and demonstrates significantly higher volatility from time to time in comparison to developed markets. Chinese markets generally continue to experience inefficiency, volatility and pricing anomalies resulting from governmental influence, a lack of publicly available information and/or political and social instability. Internal social unrest or confrontations with other neighboring countries may disrupt economic development in China and result in a greater risk of currency fluctuations, currency non-convertibility, interest rate fluctuations and higher rates of inflation. Incidents involving China’s or the region’s security may cause uncertainty in Chinese markets and may adversely affect the Chinese economy and a fund’s investments. Reduction in spending on Chinese products and services, institution of tariffs or other trade barriers, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

11.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount

Asia 50
Shares sold	3,550,000	$238,863,190	9,000,000	$570,651,334
Shares redeemed	(1,400,000)	(92,406,321)	(1,500,000)	(82,327,836)

Net increase	2,150,000	$146,456,869	7,500,000	$488,323,498

Emerging Markets Infrastructure
Shares sold	—	$3,780	50,000	$1,658,795
Shares redeemed	(150,000)	(4,230,867)	(250,000)	(8,466,328)

Net decrease	(150,000)	$(4,227,087)	(200,000)	$(6,807,533)

Europe
Shares sold	300,000	$13,437,811	12,350,000	$551,329,888
Shares redeemed	(7,850,000)	(357,667,054)	(11,950,000)	(567,254,546)

Net increase (decrease)	(7,550,000)	$(344,229,243)	400,000	$(15,924,658)

International Developed Property
Shares sold	100,000	$3,819,986	4,600,000	$187,411,201
Shares redeemed	—	—	(4,300,000)	(166,703,770)

Net increase	100,000	$3,819,986	300,000	$20,707,431

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
International Dividend Growth
Shares sold	100,000	$5,585,634	750,000	$41,810,359
Shares redeemed	—	—	(150,000)	(8,555,919)

Net increase	100,000	$5,585,634	600,000	$33,254,440

Latin America 40
Shares sold	12,000,000	$416,371,412	34,500,000	$1,224,914,370
Shares redeemed	(20,750,000)	(674,160,490)	(21,250,000)	(703,686,741)

Net increase (decrease)	(8,750,000)	$(257,789,078)	13,250,000	$521,227,629

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

12.	FOREIGN WITHHOLDING TAX CLAIMS

The iShares Europe ETF has filed claims to recover taxes withheld by Finland on dividend income on the basis that Finland had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. The Fund has recorded a receivable for all recoverable taxes withheld by Finland based upon recent favorable determinations issued by the Finnish Tax Authority. Withholding tax claims may be for the current year and potentially for a limited number of prior calendar years, depending upon the member state’s statute of limitation on taxes. The Fund continues to evaluate developments in Finland for potential impact to the receivables and payables recorded. Such foreign withholding tax claims are disclosed in the statement of assets and liabilities and statement of operations. Professional fees associated with the filing of these claims that result in the recovery of foreign withholding taxes have been approved by the Board as appropriate expenses of the Fund.

The Internal Revenue Service has issued guidance to address U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes withheld in prior calendar years. These withheld foreign taxes were passed through to shareholders in the form of foreign tax credits in the year the taxes were withheld. Assuming there are sufficient foreign taxes paid which the Fund is able to pass through to its shareholders as a foreign tax credit in the current year, the Fund will be able to offset the prior years’ withholding taxes recovered against the foreign taxes paid in the current year. Accordingly, no federal income tax liability is recorded by the Fund.

13.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

14.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares Asia 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	57

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale -The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Emerging Markets Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Europe ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had agreed during the June 12-14, 2018 meeting to revise the Advisory Contract for the Fund to provide for an additional breakpoint, as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares International Developed Property ETF and iShares International Dividend Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response

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to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFAand its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFAand its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs,

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Board Review and Approval of Investment Advisory Contract (continued)

may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage OtherAccounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares Latin America 40 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by

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Board Review and Approval of Investment Advisory Contract (continued)

BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund,

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Board Review and Approval of Investment Advisory Contract (continued)

on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	67

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

CPO	Certificates of Participation (Ordinary)

GDR	Global Depositary Receipt

NVDR	Non-Voting Depositary Receipt

NVS	Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

}	iShares Currency Hedged JPX-Nikkei 400 ETF | HJPX | NYSE Arca
}	iShares JPX-Nikkei 400 ETF | JPXN | NYSE Arca

Fund Summary as of September 30, 2018	iShares® Currency Hedged JPX-Nikkei 400 ETF

Investment Objective

The iShares Currency Hedged JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of an index composed of broad-based Japanese equities while mitigating exposure to fluctuations between the value of the Japanese yen and the U.S. dollar, as represented by the JPX-Nikkei 400 Net Total Return USD Hedged Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. The Fund currently seeks to achieve its investment objective by investing a substantial portion of its assets in one underlying fund, the iShares JPX-Nikkei 400 ETF.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	6.96%	12.18%	11.25%	12.18%	37.78%
Fund Market	6.75	12.27	11.24	12.27	37.73
Index	8.85	12.94	12.33	12.94	41.78

The inception date of the Fund was 9/29/15. The first day of secondary market trading was 10/1/15.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)(b)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)(b)	Annualized Expense Ratio (a)
$1,000.00	$1,069.60	$0.00	$1,000.00	$1,025.10	$0.00	0.00%

(a)	Annualized expense ratio and expenses paid during the period do not include fees and expenses of the underlying fund in which the Fund invests.
(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

Tables shown are for the underlying fund in which the Fund invests.

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	23.0%
Consumer Discretionary	16.1
Financials	11.4
Information Technology	9.8
Consumer Staples	9.6
Communication Services	8.7
Health Care	8.5
Materials	6.4
Real Estate	3.4
Utilities	1.7
Energy	1.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
SoftBank Group Corp.	2.0%
Sony Corp.	1.8
Mitsubishi UFJ Financial Group Inc.	1.6
Sumitomo Mitsui Financial Group Inc.	1.5
Honda Motor Co. Ltd.	1.5
Keyence Corp.	1.5
Nippon Telegraph & Telephone Corp.	1.4
Toyota Motor Corp.	1.4
Recruit Holdings Co. Ltd.	1.4
KDDI Corp.	1.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® JPX-Nikkei 400 ETF

Investment Objective

The iShares JPX-Nikkei 400 ETF (the “Fund”) seeks to track the investment results of a broad-based benchmark composed of Japanese equities, as represented by the JPX-Nikkei Index 400 (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

			Average Annual Total Returns			Cumulative Total Returns
	6 Months		1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	0.72	%(a)	9.42%	6.45%	5.31%	9.42%	36.68%	67.74%
Fund Market	(0.73)		9.46	6.55	4.99	9.46	37.34	62.80
Index	0.92		9.88	6.86	5.34	9.88	39.33	68.20

Index performance through September 3, 2015 reflects the performance of the S&P/TOPIX 150TM. Index performance beginning on September 4, 2015 reflects the performance of the JPX-Nikkei Index 400.

Index performance through January 30, 2013 is calculated using currency exchange (FX) rates corresponding to 5:15 P.M. ET. Index performance beginning on January 31, 2013 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

(a)

The NAV total return presented in the table for the six-months period differs from the same period return disclosed in the financial highlights. The total return in the financial highlights is calculated in the same manner but differs due to certain adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,007.20	$ 2.42	$ 1,000.00	$ 1,022.70	$ 2.43	0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Industrials	23.0%
Consumer Discretionary	16.1
Financials	11.4
Information Technology	9.8
Consumer Staples	9.6
Communication Services	8.7
Health Care	8.5
Materials	6.4
Real Estate	3.4
Utilities	1.7
Energy	1.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
SoftBank Group Corp.	2.0%
Sony Corp.	1.8
Mitsubishi UFJ Financial Group Inc.	1.6
Sumitomo Mitsui Financial Group Inc.	1.5
Honda Motor Co. Ltd.	1.5
Keyence Corp.	1.5
Nippon Telegraph & Telephone Corp.	1.4
Toyota Motor Corp.	1.4
Recruit Holdings Co. Ltd.	1.4
KDDI Corp.	1.3

(a)	Excludes money market funds.

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About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	7

Schedule of Investments (unaudited)	iShares Currency Hedged JPX-Nikkei 400 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Investment Companies
Exchange-Traded Funds — 99.3%
iShares JPX-Nikkei 400 ETF(a)	47,449	$3,084,185

Total Investment Companies — 99.3% (Cost: $2,842,752)		3,084,185

Short-Term Investments
Money Market Funds — 0.0%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a)(b)	1,507	1,507

Total Short-Term Investments — 0.0% (Cost: $1,507)		1,507

Total Investments in Securities — 99.3% (Cost: $2,844,259)		3,085,692

Other Assets, Less Liabilities — 0.7%		21,045

Net Assets — 100.0%		$3,106,737

(a) Affiliate of the Fund.

(b) Annualized 7-day yield as of period-end.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased	Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income	Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Treasury, SL Agency Shares	1,557	—	(50	)(b)	1,507	$1,507	$14	$—	$—
iShares JPX-Nikkei 400 ETF	44,235	3,545	(331)		47,449	3,084,185	16,915	(1,210)	(36,641)

						$3,085,692	$16,929	$(1,210)	$(36,641)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,858,336	JPY	658,414,000	MS	10/02/18	$63,459
USD	3,101,704	JPY	349,266,000	MS	11/02/18	20,838

						84,297

JPY	658,414,000	USD	5,817,370	MS	10/02/18	(22,492)
JPY	72,000	USD	635	MS	11/02/18	—

						(22,492)

	Net unrealized appreciation					$61,805

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged JPX-Nikkei 400 ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Foreign Currency Exchange Contracts
Assets — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized appreciation on forward foreign currency exchange contracts	$84,297

Liabilities — Derivative Financial Instruments
Forward foreign currency exchange contracts
Unrealized depreciation on forward foreign currency exchange contracts	$22,492

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Foreign Currency Exchange Contracts
Net Realized Gain (Loss) from:
Forward foreign currency exchange contracts	$164,472

Net Change in Unrealized Appreciation (Depreciation) on:
Forward foreign currency exchange contracts	$57,766

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Forward foreign currency exchange contracts:
Average amounts purchased — in USD	$4,981,119
Average amounts sold — in USD	$7,977,543

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Derivative Financial Instruments - Offsetting as of Period End

The Fund’s derivative assets and liabilities (by type) were as follows:

	Assets	Liabilities
Derivative Financial Instruments:
Forward foreign currency exchange contracts	$84,297	$22,492

Total derivative assets and liabilities in the Statement of Assets and Liabilities	$84,297	$22,492
Derivatives not subject to a Master Netting Agreement or similar agreement (“MNA”)	—	—

Total derivative assets and liabilities subject to an MNA	$84,297	$22,492

The following tables presents the Fund’s derivative assets and liabilities by counterparty net of amounts available for offset under an MNA and net of the related collateral received and pledged by the Fund:

Counterparty	Derivative Assets Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Assets(b)
Morgan Stanley & Co. LLC	$84,297	$ (22,492)	$61,805

Counterparty	Derivative Liabilities Subject to an MNA by Counterparty	Derivatives Available for Offset(a)	Net Amount of Derivative Liabilities
Morgan Stanley & Co. LLC	$22,492	$ (22,492)	$ —

S C H E D U L E O F I N V E S T M E N T S	9

Schedule of Investments (unaudited) (continued)	iShares® Currency Hedged JPX-Nikkei 400 ETF
September 30, 2018

(a)   The amount of derivatives available for offset is limited to the amount of derivatives assets and/or liabilities that are subject to an MNA.

(b)   Net amount represents the net amount receivable from the counterparty in the event of default.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Investment Companies	$3,084,185	$—	$—	$3,084,185
Money Market Funds	1,507	—	—	1,507

	$3,085,692	$—	$—	$3,085,692

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$84,297	$—	$84,297
Liabilities
Forward Foreign Currency Exchange Contracts	—	(22,492)	—	(22,492)

	$—	$61,805	$—	$61,805

(a) Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

10	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)
September 30, 2018

Security	Shares	Value

Common Stocks

Air Freight & Logistics — 0.3%
Yamato Holdings Co. Ltd.	11,700	$359,287

Airlines — 0.7%
ANA Holdings Inc.	13,000	454,373
Japan Airlines Co. Ltd.	11,700	420,679

		875,052

Auto Components — 3.0%
Aisin Seiki Co. Ltd.	5,200	253,166
Bridgestone Corp.	20,800	786,146
Daikyonishikawa Corp.	1,300	15,028
Denso Corp.	15,600	823,915
Koito Manufacturing Co. Ltd.	3,900	256,143
NGK Spark Plug Co. Ltd.	5,200	151,534
NHK Spring Co. Ltd.	7,800	81,101
Nifco Inc./Japan	2,600	69,930
NOK Corp.	3,900	66,989
Stanley Electric Co. Ltd.	5,200	177,858
Sumitomo Electric Industries Ltd.	26,000	407,906
Sumitomo Rubber Industries Ltd.	6,500	97,570
Topre Corp.	1,300	32,893
Toyoda Gosei Co. Ltd.	2,600	64,207
Toyota Boshoku Corp.	2,600	48,550
Toyota Industries Corp.	5,200	307,646
TPR Co. Ltd.	1,300	34,393
TS Tech Co. Ltd.	1,600	55,219
Yokohama Rubber Co. Ltd. (The)	3,900	84,088

		3,814,282

Automobiles — 5.4%
Honda Motor Co. Ltd.	62,400	1,889,278
Isuzu Motors Ltd.	20,800	327,973
Mazda Motor Corp.	22,100	265,391
Nissan Motor Co. Ltd.	83,200	779,004
Subaru Corp.	22,100	677,096
Suzuki Motor Corp.	14,300	819,337
Toyota Motor Corp.	28,684	1,791,724
Yamaha Motor Co. Ltd.	10,400	291,623

		6,841,426

Banks — 6.1%
Aozora Bank Ltd.	4,200	150,125
Chiba Bank Ltd. (The)	24,700	168,748
Concordia Financial Group Ltd.	41,600	203,999
Hiroshima Bank Ltd. (The)	10,400	70,411
Kyushu Financial Group Inc.	15,600	74,165
Mebuki Financial Group Inc.	37,700	130,441
Mitsubishi UFJ Financial Group Inc.	319,800	1,996,480
Mizuho Financial Group Inc.	942,500	1,644,614
Resona Holdings Inc.	75,400	423,716
Seven Bank Ltd.	26,000	82,176
Shinsei Bank Ltd.	6,500	106,268
Shizuoka Bank Ltd. (The)	18,200	163,437
Sumitomo Mitsui Financial Group Inc.	46,800	1,889,552
Sumitomo Mitsui Trust Holdings Inc.	14,304	588,859

		7,692,991

Beverages — 1.3%
Asahi Group Holdings Ltd.	14,300	620,042
Kirin Holdings Co. Ltd.	32,500	832,923

Security	Shares	Value

Beverages (continued)
Suntory Beverage & Food Ltd.	5,200	$220,205

		1,673,170

Building Products — 1.6%
AGC Inc./Japan	7,800	323,784
Aica Kogyo Co. Ltd.	2,600	105,067
Daikin Industries Ltd.	9,500	1,265,022
Sanwa Holdings Corp.	6,500	77,426
TOTO Ltd.	5,500	228,309

		1,999,608

Capital Markets — 1.3%
Daiwa Securities Group Inc.	58,500	355,991
Japan Exchange Group Inc.	19,500	339,922
Matsui Securities Co. Ltd.	3,900	40,996
Nomura Holdings Inc.	119,600	571,439
SBI Holdings Inc./Japan	7,800	242,409
Tokai Tokyo Financial Holdings Inc.	7,800	44,911

		1,595,668

Chemicals — 4.7%
Air Water Inc.	6,500	119,316
Asahi Kasei Corp.	45,500	690,201
Daicel Corp.	10,400	120,861
Denka Co. Ltd.	2,600	90,646
DIC Corp.	2,600	93,622
Hitachi Chemical Co. Ltd.	3,900	79,418
JSR Corp.	7,800	145,651
Kansai Paint Co. Ltd.	7,800	143,797
Kuraray Co. Ltd.	11,700	175,935
Mitsubishi Chemical Holdings Corp.	49,400	472,972
Mitsubishi Gas Chemical Co. Inc.	6,500	138,429
Mitsui Chemicals Inc.	6,500	162,579
Nihon Parkerizing co. Ltd.	3,900	52,739
Nippon Paint Holdings Co. Ltd.	5,200	194,110
Nissan Chemical Corp.	3,900	206,013
Nitto Denko Corp.	5,400	404,863
NOF Corp.	2,600	87,785
Shin-Etsu Chemical Co. Ltd.	11,700	1,036,761
Showa Denko KK	5,200	287,045
Sumitomo Chemical Co. Ltd.	55,000	322,006
Taiyo Nippon Sanso Corp.	5,200	77,827
Teijin Ltd.	6,500	124,695
Toray Industries Inc.	53,300	400,507
Tosoh Corp.	10,400	160,232
Ube Industries Ltd.	3,900	106,097
Zeon Corp.	6,500	68,442

		5,962,549

Commercial Services & Supplies — 0.7%
Aeon Delight Co. Ltd.	1,300	47,440
Park24 Co. Ltd.	3,900	117,943
Pilot Corp.	1,300	78,171
Secom Co. Ltd.	6,500	530,026
Sohgo Security Services Co. Ltd.	2,600	114,337

		887,917

Construction & Engineering — 1.4%
COMSYS Holdings Corp.	2,600	77,026
Hazama Ando Corp.	6,500	49,615
Kajima Corp.	19,500	283,440
Kumagai Gumi Co. Ltd.	1,300	35,995
Kyowa Exeo Corp.	2,600	76,110
Kyudenko Corp.	1,300	51,618

S C H E D U L E O F I N V E S T M E N T S	11

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)
September 30, 2018

Security	Shares	Value

Construction & Engineering (continued)
Maeda Corp.	6,500	$85,839
Maeda Road Construction Co. Ltd.	2,600	52,900
Nippo Corp.	1,300	23,863
Nishimatsu Construction Co. Ltd.	1,300	32,916
Obayashi Corp.	24,700	233,985
Penta-Ocean Construction Co. Ltd.	9,100	60,648
Shimizu Corp.	24,700	225,504
Sumitomo Mitsui Construction Co. Ltd.	6,520	43,855
Taisei Corp.	8,200	373,958
Toda Corp.	9,100	65,695
Tokyu Construction Co. Ltd.	2,600	25,111

		1,798,078

Construction Materials — 0.1%
Taiheiyo Cement Corp.	3,900	122,406

Consumer Finance — 0.1%
AEON Financial Service Co. Ltd.	5,200	107,722
Hitachi Capital Corp.	1,300	36,224
Orient Corp.(a)	19,500	28,670

		172,616

Distributors — 0.1%
PALTAC Corp.	1,300	71,075

Diversified Financial Services — 0.9%
Financial Products Group Co. Ltd.	2,600	24,905
Fuyo General Lease Co. Ltd.	1,300	79,086
Mitsubishi UFJ Lease & Finance Co. Ltd.	18,200	107,196
ORIX Corp.	45,500	737,870
Tokyo Century Corp.	1,300	80,803
Zenkoku Hosho Co. Ltd.	1,300	52,018

		1,081,878

Diversified Telecommunication Services — 1.4%
Nippon Telegraph & Telephone Corp.	40,300	1,820,835

Electric Utilities — 0.9%
Chubu Electric Power Co. Inc.	22,100	334,365
Kansai Electric Power Co. Inc. (The)	28,600	431,323
Kyushu Electric Power Co. Inc.	14,300	172,604
Tohoku Electric Power Co. Inc.	16,900	229,430

		1,167,722

Electrical Equipment — 1.9%
Fuji Electric Co. Ltd.	5,200	208,302
Furukawa Electric Co. Ltd.	2,600	86,526
Mitsubishi Electric Corp.	70,200	961,978
Nidec Corp.	8,400	1,208,769

		2,465,575

Electronic Equipment, Instruments & Components — 5.4%
Alps Electric Co. Ltd.	6,500	165,154
Hamamatsu Photonics KK	5,200	207,157
Hirose Electric Co. Ltd.	1,407	153,849
Hitachi High-Technologies Corp.	2,600	89,616
Hitachi Ltd.	33,800	1,148,637
Horiba Ltd.	1,300	68,900
Keyence Corp.	3,172	1,842,572
Kyocera Corp.	11,700	702,505
Murata Manufacturing Co. Ltd.	7,800	1,199,340
Omron Corp.	6,500	274,684
Shimadzu Corp.	7,800	244,469
TDK Corp.	3,900	425,417
Yaskawa Electric Corp.	7,800	231,765

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Yokogawa Electric Corp.	6,500	$137,514

		6,891,579

Energy Equipment & Services — 0.0%
Modec Inc.	1,300	42,519

Entertainment — 1.9%
Capcom Co. Ltd.	2,600	65,993
COLOPL Inc.	1,300	8,435
Daiichikosho Co. Ltd.	1,300	62,720
DeNA Co. Ltd.	3,900	68,911
GungHo Online Entertainment Inc.(a)	15,600	32,138
Konami Holdings Corp.	2,600	101,862
Nexon Co. Ltd.(b)	18,200	237,945
Nintendo Co. Ltd.	4,300	1,569,556
Square Enix Holdings Co. Ltd.	2,600	107,585
Toho Co. Ltd./Tokyo	5,200	163,208

		2,418,353

Food & Staples Retailing — 2.4%
Aeon Co. Ltd.	27,300	657,954
Ain Holdings Inc.	1,300	104,952
Cosmos Pharmaceutical Corp.	300	67,482
Create SD Holdings Co. Ltd.	1,300	33,855
FamilyMart UNY Holdings Co. Ltd.(a)	2,600	270,793
Lawson Inc.	1,300	79,201
Matsumotokiyoshi Holdings Co. Ltd.	2,800	114,874
Seven & i Holdings Co. Ltd.	28,600	1,274,077
Sugi Holdings Co. Ltd.	1,300	63,864
Sundrug Co. Ltd.	2,600	92,820
Tsuruha Holdings Inc.	1,400	172,435
Welcia Holdings Co. Ltd.	1,300	73,707
Yaoko Co. Ltd.	1,300	79,544

		3,085,558

Food Products — 1.8%
Ajinomoto Co. Inc.	16,900	290,209
Calbee Inc.	2,600	85,610
Ezaki Glico Co. Ltd.	2,600	127,728
Kewpie Corp.	3,900	90,302
Kikkoman Corp.	5,200	309,477
Maruha Nichiro Corp.	1,300	47,955
MEIJI Holdings Co. Ltd.	5,200	349,307
Morinaga & Co. Ltd./Japan	1,300	48,585
NH Foods Ltd.	2,600	96,025
Nichirei Corp.	3,900	103,350
Nippon Suisan Kaisha Ltd.	9,100	59,286
Nissin Foods Holdings Co. Ltd.	2,600	178,774
Toyo Suisan Kaisha Ltd.	3,900	151,248
Yakult Honsha Co. Ltd.	4,300	352,450

		2,290,306

Gas Utilities — 0.7%
Nippon Gas Co. Ltd.	1,300	64,894
Osaka Gas Co. Ltd.	14,300	278,987
Toho Gas Co. Ltd.	3,900	148,158
Tokyo Gas Co. Ltd.	15,600	383,528

		875,567

Health Care Equipment & Supplies — 2.1%
Asahi Intecc Co. Ltd.	3,900	170,304
Hoya Corp.	14,300	849,804
Nihon Kohden Corp.	2,600	82,405
Olympus Corp.	10,400	406,075

12	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)
September 30, 2018

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Sysmex Corp.	5,600	$482,177
Terumo Corp.	10,400	616,208

		2,606,973

Health Care Providers & Services — 0.4%
Alfresa Holdings Corp.	7,800	208,760
Medipal Holdings Corp.	7,800	162,819
Ship Healthcare Holdings Inc.	1,300	50,302
Toho Holdings Co. Ltd.	2,600	69,014

		490,895

Health Care Technology — 0.2%
M3 Inc.	13,000	295,057

Hotels, Restaurants & Leisure — 0.8%
Oriental Land Co. Ltd./Japan	7,800	815,812
Resorttrust Inc.	2,600	42,873
Skylark Holdings Co. Ltd.	6,500	96,197
Zensho Holdings Co. Ltd.	3,900	76,980

		1,031,862

Household Durables — 3.5%
Casio Computer Co. Ltd.	6,500	106,268
Fujitsu General Ltd.	2,600	43,652
Haseko Corp.	9,100	118,171
Iida Group Holdings Co. Ltd.	6,500	115,654
Panasonic Corp.	80,600	939,157
Pressance Corp.	1,300	16,630
Rinnai Corp.	1,300	99,115
Sekisui Chemical Co. Ltd.	14,300	263,880
Sekisui House Ltd.	26,000	396,575
Sony Corp.	36,400	2,232,358
Starts Corp. Inc.	1,300	28,693
Sumitomo Forestry Co. Ltd.	5,200	90,417

		4,450,570

Household Products — 0.7%
Lion Corp.	10,400	231,101
Pigeon Corp.	3,900	219,747
Unicharm Corp.	14,300	473,121

		923,969

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	5,200	143,980

Industrial Conglomerates — 0.3%
Keihan Holdings Co. Ltd.	4,100	156,658
Seibu Holdings Inc.	9,100	163,677

		320,335

Insurance — 3.0%
Dai-ichi Life Holdings Inc.	39,000	812,207
MS&AD Insurance Group Holdings Inc.	18,200	607,922
Sompo Holdings Inc.	13,000	553,832
Sony Financial Holdings Inc.	6,500	143,293
T&D Holdings Inc.	22,100	364,815
Tokio Marine Holdings Inc.	26,000	1,290,329

		3,772,398

Interactive Media & Services — 0.3%
Dip Corp.	1,300	31,474
Kakaku.com Inc.	5,200	101,725
Mixi Inc.	1,300	31,199
Yahoo Japan Corp.	49,400	177,881

		342,279

Security	Shares	Value

Internet & Direct Marketing Retail — 0.3%
Rakuten Inc.	31,200	$239,195
Start Today Co. Ltd.	6,500	196,857

		436,052

IT Services — 1.4%
Fujitsu Ltd.	7,800	555,961
GMO Internet Inc.	2,600	45,369
Itochu Techno-Solutions Corp.	2,600	56,516
Nihon Unisys Ltd.	1,300	33,557
Nomura Research Institute Ltd.	3,988	201,533
NS Solutions Corp.	1,300	42,004
NTT Data Corp.	22,100	306,055
Obic Co. Ltd.	2,600	246,071
Otsuka Corp.	3,900	145,583
SCSK Corp.	1,300	61,461
TIS Inc.	2,600	130,017

		1,824,127

Leisure Products — 0.9%
Bandai Namco Holdings Inc.	7,800	303,183
Heiwa Corp.	2,600	58,004
Shimano Inc.	2,700	435,242
Yamaha Corp.	5,200	275,600

		1,072,029

Machinery — 5.6%
Amada Holdings Co. Ltd.	10,400	111,064
Daifuku Co. Ltd.	3,900	198,803
DMG Mori Co. Ltd.	3,900	65,169
Ebara Corp.	2,600	89,730
FANUC Corp.	6,900	1,301,211
Harmonic Drive Systems Inc.(a)	1,300	47,898
Hino Motors Ltd.	10,400	113,902
Hitachi Construction Machinery Co. Ltd.	2,600	86,983
Hoshizaki Corp.	2,600	269,190
JTEKT Corp.	7,800	114,200
Kawasaki Heavy Industries Ltd.	5,200	146,727
Komatsu Ltd.	33,800	1,028,418
Kubota Corp.	37,700	640,918
Makita Corp.	9,300	465,880
MINEBEA MITSUMI Inc.	13,000	235,771
MISUMI Group Inc.	7,800	201,893
Mitsubishi Heavy Industries Ltd.	11,700	451,890
Nabtesco Corp.	3,900	103,693
NGK Insulators Ltd.	9,100	150,138
NSK Ltd.	14,300	163,918
OSG Corp.	3,900	88,826
SMC Corp./Japan	2,100	672,237
Sumitomo Heavy Industries Ltd.	3,900	139,231
Tadano Ltd.	3,900	45,357
Takeuchi Manufacturing Co. Ltd.	1,300	35,079
THK Co. Ltd.	3,900	99,298
Tsubakimoto Chain Co.	600	27,785

		7,095,209

Media — 0.7%
CyberAgent Inc.	3,900	207,730
Dentsu Inc.	7,800	361,896
Hakuhodo DY Holdings Inc.	9,100	159,672
Nippon Television Holdings Inc.	6,500	112,620

		841,918

Metals & Mining — 1.4%
Dowa Holdings Co. Ltd.	1,300	41,317

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)
September 30, 2018

Security	Shares	Value

Metals & Mining (continued)
Hitachi Metals Ltd.	7,800	$96,620
JFE Holdings Inc.	19,525	448,137
Mitsubishi Materials Corp.	5,200	155,426
Nippon Light Metal Holdings Co. Ltd.	18,200	40,699
Nippon Steel & Sumitomo Metal Corp.	31,204	660,288
Sumitomo Metal Mining Co. Ltd.	9,300	326,362
Tokyo Steel Manufacturing Co. Ltd.	3,900	28,567

		1,797,416

Multiline Retail — 0.7%
Don Quijote Holdings Co. Ltd.	3,900	197,429
Izumi Co. Ltd.	1,300	86,411
J Front Retailing Co. Ltd.	9,100	141,245
Marui Group Co. Ltd.	6,500	160,461
Ryohin Keikaku Co. Ltd.	800	238,060
Seria Co. Ltd.	1,500	53,088

		876,694

Oil, Gas & Consumable Fuels — 1.4%
Cosmo Energy Holdings Co. Ltd.	1,300	53,449
Idemitsu Kosan Co. Ltd.	6,500	343,927
Inpex Corp.	39,000	486,534
JXTG Holdings Inc.	111,800	844,812

		1,728,722

Paper & Forest Products — 0.2%
Oji Holdings Corp.	26,000	188,845

Personal Products — 2.4%
Ci:z Holdings Co. Ltd.	1,300	48,127
Kao Corp.	16,900	1,364,974
Kobayashi Pharmaceutical Co. Ltd.	2,600	191,363
Kose Corp.	1,300	247,788
Pola Orbis Holdings Inc.	2,600	94,995
Shiseido Co. Ltd.	14,300	1,107,767

		3,055,014

Pharmaceuticals — 5.8%
Astellas Pharma Inc.	68,940	1,202,968
Chugai Pharmaceutical Co. Ltd.	7,800	501,298
Daiichi Sankyo Co. Ltd.	19,503	845,642
Eisai Co. Ltd.	7,800	759,502
Hisamitsu Pharmaceutical Co. Inc.	2,600	199,375
Kaken Pharmaceutical Co. Ltd.	1,300	69,129
Kyowa Hakko Kirin Co. Ltd.	9,100	170,567
Mitsubishi Tanabe Pharma Corp.	9,100	152,221
Ono Pharmaceutical Co. Ltd.	16,900	478,351
Otsuka Holdings Co. Ltd.	13,000	655,465
Santen Pharmaceutical Co. Ltd.	14,300	226,740
Sawai Pharmaceutical Co. Ltd.	1,300	70,159
Shionogi & Co. Ltd.	10,400	679,752
Sumitomo Dainippon Pharma Co. Ltd.	5,200	119,442
Takeda Pharmaceutical Co. Ltd.	26,000	1,112,700
Tsumura & Co.	2,600	89,730

		7,333,041

Professional Services — 1.7%
Meitec Corp.	1,300	62,605
Nihon M&A Center Inc.	5,200	156,112
Persol Holdings Co. Ltd.	6,500	152,507
Recruit Holdings Co. Ltd.	52,000	1,736,004
TechnoPro Holdings Inc.	1,300	80,689

		2,187,917

Security	Shares	Value

Real Estate Management & Development — 3.3%
Aeon Mall Co. Ltd.	3,900	$67,023
Daito Trust Construction Co. Ltd.	2,900	373,143
Daiwa House Industry Co. Ltd.	23,400	693,852
Hulic Co. Ltd.	14,300	140,375
Ichigo Inc.	10,400	39,005
Leopalace21 Corp.	9,100	50,714
Mitsubishi Estate Co. Ltd.	52,000	884,483
Mitsui Fudosan Co. Ltd.	35,100	830,954
Nomura Real Estate Holdings Inc.	5,200	105,021
NTT Urban Development Corp.	3,900	44,705
Open House Co. Ltd.	1,300	64,093
Relo Group Inc.	3,900	114,681
Sumitomo Realty & Development Co. Ltd.	16,000	574,724
Tokyo Tatemono Co. Ltd.	7,800	95,178
Tokyu Fudosan Holdings Corp.	18,200	126,904

		4,204,855

Road & Rail — 4.3%
Central Japan Railway Co.	6,500	1,353,964
East Japan Railway Co.	13,000	1,208,038
Hankyu Hanshin Holdings Inc.	9,100	322,869
Hitachi Transport System Ltd.	1,300	36,510
Keio Corp.	4,100	224,519
Keisei Electric Railway Co. Ltd.	5,200	183,123
Kintetsu Group Holdings Co. Ltd.	6,500	261,522
Nagoya Railroad Co. Ltd.	7,800	193,240
Nippon Express Co. Ltd.	2,600	170,762
Odakyu Electric Railway Co. Ltd.	10,400	246,117
Sankyu Inc.	1,300	73,020
Sotetsu Holdings Inc.	2,600	86,983
Tobu Railway Co. Ltd.	7,800	230,735
Tokyu Corp.	18,200	332,963
West Japan Railway Co.	6,600	460,260

		5,384,625

Semiconductors & Semiconductor Equipment — 1.0%
Advantest Corp.	3,900	82,165
Disco Corp.	1,300	217,687
Renesas Electronics Corp.(b)	6,500	40,630
SCREEN Holdings Co. Ltd.	1,400	81,842
SUMCO Corp.	6,500	94,308
Tokyo Electron Ltd.	5,200	714,637
Ulvac Inc.	1,300	48,814

		1,280,083

Software — 0.3%
Oracle Corp. Japan	1,300	104,838
Trend Micro Inc./Japan	3,900	250,992

		355,830

Specialty Retail — 1.2%
ABC-Mart Inc.	1,300	72,333
Adastria Co. Ltd.	1,300	17,374
Bic Camera Inc.	3,900	54,250
Fast Retailing Co. Ltd.	1,000	509,927
Hikari Tsushin Inc.	600	118,642
K’s Holdings Corp.	6,500	78,686
Nitori Holdings Co. Ltd.	2,800	401,690
Nojima Corp.	1,300	28,487
Shimamura Co. Ltd.	600	56,944
United Arrows Ltd.	1,300	55,395
USS Co. Ltd.	7,800	144,827

		1,538,555

14	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF (Percentages shown are based on Net Assets)
September 30, 2018

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 1.5%
Brother Industries Ltd.	7,800	$154,098
Canon Inc.	37,750	1,199,784
Konica Minolta Inc.	16,900	179,735
NEC Corp.	8,400	232,214
Seiko Epson Corp.	10,400	177,446

		1,943,277

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	7,800	116,329

Tobacco — 0.8%
Japan Tobacco Inc.	40,300	1,052,338

Trading Companies & Distributors — 4.3%
Hanwa Co. Ltd.	1,500	49,919
ITOCHU Corp.	50,700	928,432
Iwatani Corp.	1,500	53,418
Kanamoto Co. Ltd.	1,300	46,124
Kanematsu Corp.	2,600	39,143
Marubeni Corp.	57,200	523,731
Mitsubishi Corp.	48,100	1,482,573
Mitsui & Co. Ltd.	57,200	1,017,499
MonotaRO Co. Ltd.	5,200	146,727
Sojitz Corp.	41,600	150,161
Sumitomo Corp.	44,200	737,218
Toyota Tsusho Corp.	7,800	294,599

		5,469,544

Wireless Telecommunication Services — 4.4%
KDDI Corp.	61,100	1,688,541
NTT DOCOMO Inc.	49,400	1,328,670

Security	Shares	Value

Wireless Telecommunication Services (continued)
SoftBank Group Corp.	25,200	$2,544,737

		5,561,948

Total Common Stocks — 99.2%
(Cost: $109,714,844)		125,728,703

Short-Term Investments

Money Market Funds — 0.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	307,362	307,455
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	4,638	4,638

		312,093

Total Short-Term Investments — 0.2%
(Cost: $312,067)		312,093

Total Investments in Securities — 99.4%
(Cost: $110,026,911)		126,040,796

Other Assets, Less Liabilities — 0.6%		723,295

Net Assets — 100.0%		$126,764,091

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	505,794	(198,432)	307,362	$307,455	$4,245	(b)	$33	$68
BlackRock Cash Funds: Treasury, SL Agency Shares	5,816	(1,178)	4,638	4,638	300		—	—

				$312,093	$4,545		$33	$68

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® JPX-Nikkei 400 ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$125,728,703	$—	$—	$125,728,703
Money Market Funds	312,093	—	—	312,093

	$126,040,796	$—	$—	$126,040,796

See notes to financial statements.

16	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited)
September 30, 2018

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$—	$125,728,703
Affiliated(c)	3,085,692	312,093
Foreign currency, at value(d)	—	129,552
Receivables:
Securities lending income — Affiliated	—	214
Dividends	2	948,598
Unrealized appreciation on:
Forward foreign currency exchange contracts	84,297	—

Total assets	3,169,991	127,119,160

LIABILITIES
Collateral on securities loaned, at value	—	307,328
Payables:
Investments purchased	40,762	—
Investment advisory fees	—	47,741
Unrealized depreciation on:
Forward foreign currency exchange contracts	22,492	—

Total liabilities	63,254	355,069

NET ASSETS	$3,106,737	$126,764,091

NET ASSETS CONSIST OF:
Paid-in capital	$3,264,497	$134,767,503
Undistributed net investment income	7	488,649
Accumulated net realized loss	(461,005)	(24,498,286)
Net unrealized appreciation	303,238	16,006,225

NET ASSETS	$3,106,737	$126,764,091

Shares outstanding	100,000	1,950,000

Net asset value	$31.07	$65.01

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$—	$292,214
(b) Investments, at cost — Unaffiliated	$—	$109,714,844
(c) Investments, at cost — Affiliated	$2,844,259	$312,067
(d) Foreign currency, at cost	$—	$132,219

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	17

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

	iShares Currency Hedged JPX-Nikkei 400 ETF	iShares JPX-Nikkei 400 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$—	$1,306,821
Dividends — Affiliated	16,929	300
Securities lending income — Affiliated — net	—	4,245
Foreign taxes withheld	—	(130,690)

Total investment income	16,929	1,180,676

EXPENSES
Investment advisory fees	8,748	279,169

Total expenses	8,748	279,169

Less:
Investment advisory fees waived	(8,748)	—

Total expenses after fees waived	—	279,169

Net investment income	16,929	901,507

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	—	(1,300,729)
Investments — Affiliated	(1,210)	33
Forward foreign currency exchange contracts	164,472	—
Foreign currency transactions	—	(42,680)

Net realized gain (loss)	163,262	(1,343,376)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	—	901,209
Investments — Affiliated	(36,641)	68
Forward foreign currency exchange contracts	57,766	—
Foreign currency translations	—	(6,539)
Net change in unrealized appreciation (depreciation)	21,125	894,738

Net realized and unrealized gain (loss)	184,387	(448,638)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$201,316	$452,869

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares Currency Hedged JPX-Nikkei 400 ETF		iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$16,929	$45,458	$901,507	$1,445,063
Net realized gain (loss)	163,262	295,095	(1,343,376)	(1,707,810)
Net change in unrealized appreciation (depreciation)	21,125	201,033	894,738	15,980,166

Net increase in net assets resulting from operations	201,316	541,586	452,869	15,717,419

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(16,922)	(45,828)	(669,100)	(1,465,068)

Decrease in net assets resulting from distributions to shareholders	(16,922)	(45,828)	(669,100)	(1,465,068)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	—	(130,154)	19,040,574	10,152,805

NET ASSETS
Total increase in net assets	184,394	365,604	18,824,343	24,405,156
Beginning of period	2,922,343	2,556,739	107,939,748	83,534,592

End of period	$3,106,737	$2,922,343	$126,764,091	$107,939,748

Undistributed net investment income included in net assets at end of period	$7	$—	$488,649	$256,242

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	19

Financial Highlights
(For a share outstanding throughout each period)

	iShares Currency Hedged JPX-Nikkei 400 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 09/29/15(a) to 03/31/16

Net asset value, beginning of period	$29.22		$25.57	$23.03	$23.88

Net investment income(b)	0.17		0.48	0.47	0.23
Net realized and unrealized gain (loss)(c)	1.85		3.63	2.57		(0.69)

Net increase (decrease) from investment operations	2.02		4.11	3.04		(0.46)

Distributions
From net investment income		(0.17)	(0.46)	(0.50)		(0.20)
From net realized gain	—		—	—		(0.19)

Total distributions		(0.17)	(0.46)	(0.50)		(0.39)

Net asset value, end of period	$31.07		$29.22	$25.57	$23.03

Total Return
Based on net asset value	6.96	%(d)	16.08%	13.44%	(2.18	)%(d)

Ratios to Average Net Assets
Total expenses(e)	0.59	%(f)	0.59%	0.59%	0.59	%(f)

Total expenses after fees waived(e)	0.00	%(f)	0.00%	0.00%	0.00	%(f)(g)

Net investment income	1.14	%(f)	1.69%	1.98%	1.85	%(f)

Supplemental Data
Net assets, end of period (000)	$3,107		$2,922	$2,557	$3,454

Portfolio turnover rate(h)(i)	1	%(d)	11%	20%	7	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	The Fund indirectly bears its proportionate share of fees and expenses incurred by the underlying fund in which the Fund is invested. This ratio does not include these indirect fees and expenses.
(f)	Annualized.
(g)	Rounds to less than 0.01%.
(h)

Portfolio turnover rate excludes the portfolio activity of the underlying fund in which the Fund is invested. See the underlying fund’s financial highlights for its respective portfolio turnover rates.

(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares JPX-Nikkei 400 ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$65.42		$55.69	$49.94	$53.69	$49.02	$46.27

Net investment income(a)	0.50		0.95	0.70	0.87	0.61	0.70
Net realized and unrealized gain (loss)(b)		(0.54)	9.76	6.15	(3.93)	4.75	2.67

Net increase (decrease) from investment operations		(0.04)	10.71	6.85	(3.06)	5.36	3.37

Distributions
From net investment income		(0.37)	(0.98)	(1.10)	(0.69)	(0.69)		(0.62)

Total distributions		(0.37)	(0.98)	(1.10)	(0.69)	(0.69)		(0.62)

Net asset value, end of period	$65.01		$65.42	$55.69	$49.94	$53.69	$49.02

Total Return
Based on net asset value	(0.05	)%(c)	19.32%	13.84%	(5.78)%	11.03%	7.04	%(d)

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.49%	0.50%		0.50%

Net investment income	1.55	%(e)	1.54%	1.32%	1.67%	1.21%		1.41%

Supplemental Data
Net assets, end of period (000)	$126,764		$107,940	$83,535	$149,823	$80,542	$88,227

Portfolio turnover rate(f)	7	%(c)	8%	7%	27%	2%		4%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

The total return presented was calculated using the beginning net asset value as of March 28, 2013 (the last day the Fund’s listing exchange was open during the year ended March 31, 2013). For financial reporting purposes, the Fund’s investments were fair valued as of the reporting date of March 31, 2013 which took into account certain foreign exchanges that were open for trading on March 29, 2013. As such, the total return calculated for financial reporting purposes for the year ended March 31, 2014 was 7.30%.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	21

Notes to Financial Statements (unaudited)

1. ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Currency Hedged JPX-Nikkei 400	Diversified	(a)
JPX-Nikkei 400	Diversified

(a)	The Fund’s classification changed from non-diversified to diversified during the reporting period.

Currently the iShares Currency Hedged JPX-Nikkei 400 ETF seeks to achieve its investment objective by investing a substantial portion of its assets in the iShares JPX-Nikkei 400 ETF (an “underlying fund”). The financial statements and schedule of investments for the underlying fund are included in this report and should be read in conjunction with the financial statements of the iShares Currency Hedged JPX-Nikkei 400 ETF.

2. SIGNIFICANT	ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes. However, the currency hedged fund has elected to treat realized gains (losses) from certain foreign currency contracts as capital gain (loss) for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

22	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3. INVESTMENT	VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•

Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

N O T E S TO F I N A N C I A L S T A T E M E N T S	23

Notes to Financial Statements (unaudited) (continued)

4. SECURITIES	AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
JPX-Nikkei 400
Citigroup Global Markets Inc.	$3,684	$3,684	$—	$—
JPMorgan Securities LLC	249,963	249,963	—	—
Morgan Stanley & Co. LLC	31,108	31,108	—	—
Nomura Securities International Inc.	7,459	7,459	—	—

	$292,214	$292,214	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5. DERIVATIVE	FINANCIAL INSTRUMENTS

Forward Foreign Currency Exchange Contracts: The currency-hedged fund uses forward foreign currency exchange contracts to hedge the currency exposure of non-U.S. dollar-denominated securities held in its portfolio or its underlying fund’s portfolio. A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency against another currency at an agreed upon price and quantity. The contracts are traded over-the-counter (“OTC”) and not on an organized exchange.

The contract is marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the value at the time it was opened and the value at the time it was closed. Non-deliverable forward foreign currency exchange contracts (“NDFs”) are settled with the counterparty in cash without the delivery of foreign currency. The use of forward foreign currency exchange contracts involves the risk that the value of a contract changes unfavorably due to movements in the value of the referenced foreign currencies. A fund’s risk of loss from counterparty credit risk on OTC derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the fund.

Master Netting Arrangements: In order to define its contractual rights and to secure rights that will help mitigate its counterparty risk, a fund may enter into an International Swaps and Derivatives Association, Inc. master agreement (“ISDA Master Agreement”) or similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between a fund and a counterparty that governs certain OTC derivatives and typically contains, among other things, collateral posting

24	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

terms and netting provisions in the event of a default and/or termination event. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency, or other events.

The collateral requirements under an ISDA Master Agreement are typically calculated by netting the mark-to-market amount for each transaction under such agreement, and comparing that amount to the value of any collateral currently pledged by a fund and the counterparty. Except for NDFs, the forward foreign currency exchange contracts held by the Funds generally do not require collateral. Cash collateral pledged to the counterparty, if any, is presented as cash pledged as collateral for OTC derivatives on the statement of assets and liabilities. Cash received as collateral from the counterparty may be reinvested in money market funds, including those managed by the Funds’ investment adviser, or its affiliates. Such collateral, if any, is presented in the statement of assets and liabilities as affiliated investments at value and as a liability for cash received as collateral on OTC derivatives. To the extent amounts due to the Funds from the counterparty are not fully collateralized, contractually or otherwise, each Fund bears the risk of loss from counterparty non-performance. Each Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.

For financial reporting purposes, each Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements, if any, in the statement of assets and liabilities.

6. INVESTMENT	ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Currency Hedged JPX-Nikkei 400	0.59%
JPX-Nikkei 400	0.48

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses are a fund’s total annual operating expenses. For the iShares Currency Hedged JPX-Nikkei 400 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2020 so that the Fund’s total annual operating expenses after fee waiver is equal to the acquired fund fees and expenses attributable to the Fund’s investment in the iShares JPX-Nikkei 400 ETF (“JPXN”), after taking into account any fee waivers by JPXN.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
JPX-Nikkei 400	$938

N O T E S T O F I N A N C I A L S T A T E M E N T S	25

Notes to Financial Statements (unaudited) (continued)

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7. PURCHASES	AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Currency Hedged JPX-Nikkei 400	$228,766	$20,577
JPX-Nikkei 400	8,662,932	7,854,194

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
JPX-Nikkei 400	$18,481,904	$—

8. INCOME	TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring	Expiring 2019	Total
Currency Hedged JPX-Nikkei 400	$618,958	$—	$618,958
JPX-Nikkei 400	16,381,655	3,537,890	19,919,545

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Currency Hedged JPX-Nikkei 400	$2,845,529	$325,730	$(23,762)	$301,968
JPX-Nikkei 400	113,640,449	21,876,204	(9,475,857)	12,400,347

9. PRINCIPAL	RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

26	2 0 1 8 I S H A R E S S E M I-A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.  CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Currency Hedged JPX-Nikkei 400
Shares sold	—	$—	50,000	$1,426,427
Shares redeemed	—	—	(50,000)	(1,556,581)

Net decrease	—	$—	—	$(130,154)

JPX-Nikkei 400
Shares sold	300,000	$19,040,574	150,000	$10,152,805

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.  LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U. S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the

N O T E S T O F I N A N C I A L S T A T E M E N T S	27

Notes to Financial Statements (unaudited) (continued)

Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.  SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares Currency Hedged JPX-Nikkei 400 ETF and iShares JPX-Nikkei 400 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	29

Board Review and Approval of Investment Advisory Contract (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date

iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Currency Hedged JPX-Nikkei 400	$0.148614	$—	$0.020609	$0.169223	88%	—%	12%	100%
JPX-Nikkei 400	0.326433	—	0.045289	0.371722	88	—	12	100

S U P P L E M E N T A L I N F O R M A T I O N	31

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Counterparty Abbreviations

MS	Morgan Stanley & Co. International PLC

Currency Abbreviations

JPY	Japanese Yen
USD United	States Dollar

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	33

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by the Japan Exchange Group, Inc., Tokyo Stock Exchange or Nikkei, Inc., nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

}	iShares India 50 ETF | INDY | NASDAQ

Fund Summary as of September 30, 2018	iShares® India 50 ETF

Investment Objective

The iShares India 50 ETF (the “Fund”) seeks to track the investment results of an index composed of 50 of the largest Indian equities, as represented by the Nifty 50 Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	(1.97)%	1.10%	10.76%	4.12%	1.10%	66.67%	43.09%
Fund Market	(3.11)	0.63	10.76	4.11	0.63	66.71	42.92
Index	(1.92)	2.00	11.92	4.97	2.00	75.58	53.70

The inception date of the Fund was 11/18/09. The first day of secondary market trading was 11/20/09.

Index performance through April 2, 2017 is calculated using the INR-USD reference rate as published by the Reserve Bank of India. Index performance beginning on April 3, 2017 is calculated using FX rates corresponding to World Market Reuters 4:00 P.M. London.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 6 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$ 1,000.00	$ 980.30	$ 4.67		$ 1,000.00	$ 1,020.40	$ 4.76		0.94%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 6 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)

Financials	34.6%
Information Technology	15.1
Energy	13.7
Consumer Staples	8.5
Consumer Discretionary	8.3
Materials	7.5
Industrials	4.2
Health Care	3.0
Utilities	3.0
Communication Services	2.1

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)

Reliance Industries Ltd.	9.9%
HDFC Bank Ltd.	6.6
Housing Development Finance Corp. Ltd.	6.6
Infosys Ltd.	6.4
ITC Ltd.	5.9
Tata Consultancy Services Ltd.	5.4
ICICI Bank Ltd.	4.5
Larsen & Toubro Ltd.	3.6
Kotak Mahindra Bank Ltd.	3.5
HDFC Bank Ltd.	3.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

6	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited)	iShares® India 50 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Automobiles — 7.5%
Bajaj Auto Ltd.	197,645	$7,327,370
Eicher Motors Ltd.	19,813	6,610,365
Hero MotoCorp Ltd.	188,649	7,633,531
Mahindra & Mahindra Ltd.	1,354,999	16,093,067
Maruti Suzuki India Ltd.	193,159	19,579,565
Tata Motors Ltd.(a)	2,685,459	8,287,173

		65,531,071

Banks — 25.4%
Axis Bank Ltd.(a)	2,134,648	18,058,669
Axis Bank Ltd., GDR(a)(b)	88,732	3,757,800
HDFC Bank Ltd., ADR, NVS(c)	299,608	28,193,113
HDFC Bank Ltd.	2,087,463	57,767,349
ICICI Bank Ltd.	9,350,437	39,412,692
IndusInd Bank Ltd.	742,406	17,308,639
Kotak Mahindra Bank Ltd.	1,939,742	30,547,792
State Bank of India(a)	5,447,243	19,950,932
Yes Bank Ltd.	2,683,422	6,798,323

		221,795,309

Chemicals — 1.9%
Asian Paints Ltd.	655,157	11,688,709
UPL Ltd.	536,502	4,916,517

		16,605,226

Construction & Engineering — 3.6%
Larsen & Toubro Ltd.	1,792,941	31,463,654

Construction Materials — 1.9%
Grasim Industries Ltd.	573,385	8,079,911
UltraTech Cement Ltd.	151,658	8,493,915

		16,573,826

Consumer Finance — 1.2%
Bajaj Finance Ltd.	344,372	10,299,331

Diversified Telecommunication Services — 0.5%
Bharti Infratel Ltd.	1,244,718	4,515,086

Electric Utilities — 1.0%
Power Grid Corp. of India Ltd.	3,345,227	8,694,175

Gas Utilities — 0.8%
GAIL India Ltd.	1,310,870	6,853,631

Household Products — 2.6%
Hindustan Unilever Ltd.	1,038,102	23,033,291

Independent Power and Renewable Electricity Producers — 1.2%
NTPC Ltd.	4,553,423	10,480,599

Insurance — 0.8%
Bajaj Finserv Ltd.	87,880	7,281,347

IT Services — 15.0%
HCL Technologies Ltd.	809,471	12,147,090
Infosys Ltd.	5,523,054	55,622,922
Tata Consultancy Services Ltd.	1,557,882	46,929,879
Tech Mahindra Ltd.	912,157	9,380,784
Wipro Ltd.	1,643,639	7,346,379

		131,427,054

Media — 0.6%
Zee Entertainment Enterprises Ltd.	814,952	4,930,859

Security	Shares	Value

Metals & Mining — 3.7%
Hindalco Industries Ltd.	2,120,980	$6,719,314
JSW Steel Ltd.	1,510,511	7,952,635
Tata Steel Ltd.	1,096,953	8,795,750
Vedanta Ltd.	2,701,002	8,655,577

		32,123,276

Oil, Gas & Consumable Fuels — 13.7%
Bharat Petroleum Corp. Ltd.	1,142,474	5,896,767
Coal India Ltd.	1,984,597	7,289,267
Hindustan Petroleum Corp. Ltd.	1,092,356	3,789,115
Indian Oil Corp. Ltd.	3,125,787	6,612,490
Oil & Natural Gas Corp. Ltd.	4,102,968	10,029,603
Reliance Industries Ltd.	4,974,110	86,317,860

		119,935,102

Pharmaceuticals — 3.0%
Cipla Ltd./India	737,212	6,651,586
Dr. Reddy’s Laboratories Ltd.	177,246	6,187,717
Sun Pharmaceutical Industries Ltd.	1,603,933	13,790,195

		26,629,498

Textiles, Apparel & Luxury Goods — 0.8%
Titan Co. Ltd.	606,381	6,738,868

Thrifts & Mortgage Finance — 7.2%
Housing Development Finance Corp. Ltd.	2,363,325	57,200,355
Indiabulls Housing Finance Ltd.	480,548	5,680,198

		62,880,553

Tobacco — 5.8%
ITC Ltd	12,442,609	51,107,557

Transportation Infrastructure — 0.6%
Adani Ports & Special Economic Zone Ltd.	1,143,649	5,188,939

Wireless Telecommunication Services — 1.0%
Bharti Airtel Ltd.	1,917,039	8,953,146

Total Common Stocks — 99.8% (Cost: $621,141,906)		873,041,398

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	8,809	8,811
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	659,436	659,436

		668,247

Total Short-Term Investments — 0.1% (Cost: $668,247)		668,247

Total Investments in Securities — 99.9% (Cost: $621,810,153)		873,709,645

Other Assets, Less Liabilities — 0.1%		1,067,102

Net Assets — 100.0%		$874,776,747

(a)	Non-income producing security.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	7

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
September 30, 2018

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	8,809	8,809	$8,811	$1,203	(b)	$1,497		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	659,436	659,436	659,436	133,374		—		—

				$668,247	$134,577		$1,497		$—

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
MSCI Emerging Markets E-Mini	21	12/21/18	$1,102	$4,970

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Consolidated Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$4,970

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported separately within the Consolidated Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Consolidated Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$79,291

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(9,024)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,257,258

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Consolidated Financial Statements.

8	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Consolidated Schedule of Investments (unaudited) (continued)	iShares® India 50 ETF
September 30, 2018

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Consolidated Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Consolidated Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$873,041,398	$—	$—	$873,041,398
Money Market Funds	668,247	—	—	668,247

	$873,709,645	$—	$—	$873,709,645

Derivative financial instruments(a)
Assets
Futures Contracts	$4,970	$—	$—	$4,970

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to consolidated financial statements.

S C H E D U L E O F I N V E S T M E N T S	9

Consolidated Statement of Assets and Liabilities (unaudited)
September 30, 2018

iShares India 50 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$873,041,398
Affiliated(c)	668,247
Cash pledged:
Futures contracts	76,200
Foreign currency, at value(d)	10,032,471
Receivables:
Investments sold	11,646,260
Securities lending income — Affiliated	160
Dividends	337,063

Total assets	895,801,799

LIABILITIES
Collateral on securities loaned, at value	8,811
Deferred foreign capital gain tax	7,633,863
Payables:
Investments purchased	12,731,810
Variation margin on futures contracts	10,433
Investment advisory fees	640,135

Total liabilities	21,025,052

NET ASSETS	$874,776,747

NET ASSETS CONSIST OF:
Paid-in capital	$727,314,139
Undistributed net investment income	2,888,949
Accumulated net realized loss	(99,649,192)
Net unrealized appreciation	244,222,851

NET ASSETS	$874,776,747

Shares outstanding	25,550,000

Net asset value	$34.24

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$6,305
(b) Investments, at cost — Unaffiliated	$621,141,906
(c) Investments, at cost — Affiliated	$668,247
(d) Foreign currency, at cost	$10,032,471

See notes to consolidated financial statements.

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Consolidated Statement of Operations (unaudited)
Six Months Ended September 30, 2018

iShares India 50 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$7,193,319
Dividends —Affiliated	133,374
Securities lending income — Affiliated — net	1,203

Total investment income	7,327,896

EXPENSES
Investment advisory fees	3,928,236
Mauritius income taxes	241,314

Total expenses	4,169,550

Net investment income	3,158,346

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	50,197,834
Investments — Affiliated	1,497
In-kind redemptions — Unaffiliated	5,705,271
Futures contracts	79,291
Foreign currency transactions	(640,882)

Net realized gain	55,343,011

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated(a)	(75,774,444)
Futures contracts	(9,024)
Foreign currency translations	(51,836)

Net change in unrealized appreciation (depreciation)	(75,835,304)

Net realized and unrealized loss	(20,492,293)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(17,333,947)

(a) Net of deferred foreign capital gain tax of	$(3,767,042)

See notes to consolidated financial statements.

F I N A N C I A L S T A T E M E N T S	11

Consolidated Statements of Changes in Net Assets

	iShares India 50 ETF

	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,158,346	$4,617,443
Net realized gain (loss)	55,343,011	(6,038,557)
Net change in unrealized appreciation (depreciation)	(75,835,304)	79,379,144

Net increase (decrease) in net assets resulting from operations	(17,333,947)	77,958,030

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,666,953)	(3,089,485)

Decrease in net assets resulting from distributions to shareholders	(1,666,953)	(3,089,485)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(226,354,392)	198,269,058

NET ASSETS
Total increase (decrease) in net assets	(245,355,292)	273,137,603
Beginning of period	1,120,132,039	846,994,436

End of period	$874,776,747	$1,120,132,039

Undistributed net investment income included in net assets at end of period	$2,888,949	$1,397,556

See notes to consolidated financial statements.

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Consolidated Financial Highlights
(For a share outstanding throughout each period)

	iShares India 50 ETF

Six Months Ended 09/30/18 (unaudited)			Year Ended 03/31/18		Year Ended 03/31/17		Year Ended 03/31/16		Year Ended 03/31/15		Year Ended 03/31/14

Net asset value, beginning of period	$35.00		$32.27		$26.81		$31.06		$25.71		$23.93

Net investment income(a)	0.13		0.15		0.12		0.18		0.18		0.18
Net realized and unrealized gain (loss)(b)	(0.82)		2.68		5.47		(4.27)		5.33		1.78

Net increase (decrease) from investment operations	(0.69)		2.83		5.59		(4.09)		5.51		1.96

Distributions
From net investment income	(0.07)		(0.10)		(0.13)		(0.16)		(0.16)		(0.18)

Total distributions	(0.07)		(0.10)		(0.13)		(0.16)		(0.16)		(0.18)

Net asset value, end of period	$34.24		$35.00		$32.27		$26.81		$31.06		$25.71

Total Return
Based on net asset value	(1.97	)%(c)	8.76%		20.94%		(13.22)%		21.46%		8.31%

Ratios to Average Net Assets
Total expenses	0.94	%(d)	0.92%		0.93%		0.94%		0.93%		0.94%

Net investment income	0.72	%(d)	0.42%		0.43%		0.62%		0.58%		0.78%

Supplemental Data
Net assets, end of period (000)	$874,777		$1,120,132		$846,994		$714,535		$979,844		$500,092

Portfolio turnover rate(e)	20	%(c)(f)	14	%(f)	11	%(f)	14	%(f)	5	%(f)	21	%(f)

(a) Based on average shares outstanding.

(b)  The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c) Not annualized.
(d) Annualized.
(e) Portfolio turnover rate includes portfolio transactions that are executed as a result of the Fund offering and redeeming Creation Units solely for cash in U.S. dollars (“cash creations”).
(f) Portfolio turnover rate excluding cash creations was as follows:	5%		12%		4%		7%		4%		9%

See notes to consolidated financial statements.

F I N A N C I A L H I G H L I G H T S	13

Notes to Consolidated Financial Statements (unaudited)

1.   ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares ETF	Diversification Classification
India 50	Non-diversified

Basis of Consolidation: The accompanying consolidated financial statements for the Fund includes the accounts of its subsidiary in the Republic of Mauritius, which is a wholly-owned subsidiary (the “Subsidiary”) of the Fund that invests in securities that comprise the underlying index. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. Intercompany accounts and transactions, if any, have been eliminated.

2.   SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Fund as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. The Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its consolidated statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the consolidated statement of assets and liabilities.

The Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”) between India and Mauritius. In order to be eligible to claim benefits under the DTAA, the Subsidiary must, on an annual basis, satisfy certain tests and conditions, including the establishment and maintenance of valid tax residence in Mauritius and related requirements. The Fund has obtained a current tax residence certificate issued by the Mauritian Revenue Authorities.

Based upon current interpretation and practice of the current tax laws in India and Mauritius and the DTAA, the Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. Taxes on income, if any, are paid by the Subsidiary and are disclosed in the consolidated statement of operations. Any dividends paid by the Subsidiary to its Fund are not subject to tax in Mauritius. The Subsidiary is currently exempt from tax in Mauritius on any gains from the sale of securities.

The DTAA provides that capital gains will be taxable in India with respect to the sale of shares acquired on or after April 1, 2017. Capital gains arising from shares acquired before April 1, 2017, regardless of when they are sold, will continue to be exempt from taxation under the amended DTAA, assuming requirements for eligibility under the DTAA are satisfied.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Fund. Because such gains or losses are not taxable to the Fund and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Fund’s tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Fund.

Indemnifications: In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against the Fund, which cannot be predicted with any certainty.

3.   INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: The Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of the Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for the Fund’s investments is included in its consolidated schedule of investments.

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	15

Notes to Consolidated Financial Statements (unaudited) (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.   SECURITIES AND OTHER INVESTMENTS

Securities Lending: The Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, the Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Fund’s investment adviser, or its affiliates and is disclosed in the consolidated schedule of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for the Fund, if any, are also disclosed in its consolidated schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the consolidated statement of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

	Market Value of	Cash Collateral		Non-Cash Collateral
iShares ETF and Counterparty	Securities on Loan	Received	(a)	Received	Net Amount
India 50
Citigroup Global Markets Inc.	$6,305	$6,305		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s consolidated statement of assets and liabilities.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, the Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. The Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by the Fund.

5.   DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: The Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the consolidated schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the consolidated statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the consolidated statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the consolidated statement of operations equal to the

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Consolidated Financial Statements (unaudited) (continued)

difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.   INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee of 0.89%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for the Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Fund, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. The Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees the Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. The Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, the Fund retains 80% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, the Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by the Fund is shown as securities lending income – affiliated – net in its consolidated statement of operations. For the six months ended September 30, 2018, the Fund paid BTC $421 for securities lending agent services.

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the consolidated statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

7.   PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
India 50	$178,420,342	$387,240,892

N O T E S T O C O N S O L I D A T E D F I N A N C I A L S T A T E M E N T S	17

Notes to Consolidated Financial Statements (unaudited) (continued)

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
India 50	$3,504,441	$13,683,220

8.   INCOME TAX INFORMATION

The Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Fund as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Fund’s consolidated financial statements.

As of March 31, 2018, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
India 50	$ 124,967,538	$ 49,689	$125,017,227

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
India 50	$651,785,129	$274,802,507	$(52,873,021)	$221,929,486

9.   PRINCIPAL RISKS

In the normal course of business, the Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. The Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve the Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s consolidated schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates

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Notes to Consolidated Financial Statements (unaudited) (continued)

manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its consolidated statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within the Fund’s portfolio are disclosed in its consolidated schedule of investments.

When a fund concentrates its investments in issuers located in a single country or a limited number of countries, it assumes the risk that economic, regulatory, political and social conditions in that country or those countries may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.   CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of the Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
India 50
Shares sold	4,250,000	$156,047,110	6,600,000	$227,821,946
Shares redeemed	(10,700,000)	(382,401,502)	(850,000)	(29,552,888)

Net increase (decrease)	(6,450,000)	$(226,354,392)	5,750,000	$198,269,058

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.   LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.   SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the consolidated financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	19

Board Review and Approval of Investment Advisory Contract

I. iShares India 50 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	21

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon a fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
India 50	$—	$—	$0.072319	$0.072319	—%	—%	100%	100%

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:

•	Go to www.icsdelivery.com.

•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	23

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

NVS	Non-Voting Shares

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by India Index Services & Products Ltd., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018
2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares Russell Top 200 ETF | IWL | NYSE Arca

▶  iShares Russell Top 200 Growth ETF | IWY | NYSE Arca

▶  iShares Russell Top 200 Value ETF | IWX | NYSE Arca

▶  iShares Russell 1000 ETF | IWB | NYSE Arca

▶  iShares Russell 1000 Growth ETF | IWF | NYSE Arca

▶  iShares Russell 1000 Value ETF | IWD | NYSE Arca

▶  iShares Russell 2000 ETF | IWM | NYSE Arca

▶  iShares Russell 2000 Growth ETF | IWO | NYSE Arca

▶  iShares Russell 2000 Value ETF | IWN | NYSE Arca

Fund Summary as of September 30, 2018	iShares® Russell Top 200 ETF

Investment Objective

The iShares Russell Top 200 ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities, as represented by the Russell Top 200® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	12.47%	19.13%	14.32%	13.95%	19.13%	95.24%	225.08%
Fund Market	12.42	19.23	14.32	13.96	19.23	95.29	225.16
Index	12.57	19.28	14.50	14.15	19.28	96.83	230.07

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,124.70	$0.80		$1,000.00	$1,024.30	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	22.5%
Health Care	16.1
Financials	13.5
Communication Services	11.7
Consumer Discretionary	9.7
Industrials	8.5
Consumer Staples	7.2
Energy	6.0
Materials	1.9
Utilities	1.5
Real Estate	1.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	5.5%
Microsoft Corp.	4.4
Amazon. com Inc.	4.1
Berkshire Hathaway Inc., Class B	2.1
Facebook Inc., Class A	2.0
JPMorgan Chase & Co.	1.9
Johnson & Johnson	1.9
Alphabet Inc., Class C	1.8
Alphabet Inc., Class A	1.8
Exxon Mobil Corp.	1.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® Russell Top 200 Growth ETF

Investment Objective

The iShares Russell Top 200 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Top 200® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	16.66%	27.49%	17.69%	16.32%	27.49%	125.79%	291.18%
Fund Market	16.63	27.57	17.70	16.32	27.57	125.87	291.31
Index	16.86	27.93	17.97	16.59	27.93	128.50	299.30

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,166.60	$1.09		$1,000.00	$1,024.10	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	34.2%
Consumer Discretionary	15.3
Health Care	13.5
Communication Services	12.9
Industrials	10.6
Consumer Staples	6.3
Financials	3.6
Real Estate	1.9
Materials	1.1
Energy	0.6

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	9.9%
Microsoft Corp.	7.4
Amazon. com Inc.	7.3
Facebook Inc., Class A	3.9
Visa Inc., Class A	2.8
Alphabet Inc., Class C	2.6
UnitedHealth Group Inc.	2.5
Home Depot Inc. (The)	2.2
Mastercard Inc., Class A	2.1
Alphabet Inc., Class A	2.0

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Russell Top 200 Value ETF

Investment Objective

The iShares Russell Top 200 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Top 200® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	Since Inception	1 Year	5 Years	Since Inception

Fund NAV	7.48%	9.63%	10.50%	11.29%	9.63%	64.72%	162.50%
Fund Market	7.47	9.63	10.50	11.29	9.63	64.73	162.58
Index	7.58	9.83	10.74	11.54	9.83	66.57	167.77

The inception date of the Fund was 9/22/09. The first day of secondary market trading was 9/25/09.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,074.80	$1.04		$1,000.00	$1,024.10	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	25.4%
Health Care	19.3
Energy	12.4
Information Technology	10.1
Communication Services	8.5
Consumer Staples	8.3
Industrials	5.8
Consumer Discretionary	3.4
Utilities	3.3
Materials	2.8
Real Estate	0.7

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
JPMorgan Chase & Co.	4.1%
Berkshire Hathaway Inc., Class B	4.0
Exxon Mobil Corp.	3.9
Johnson & Johnson	3.3
Bank of America Corp.	3.0
Pfizer Inc.	2.8
AT&T Inc.	2.7
Chevron Corp.	2.5
Cisco Systems Inc.	2.5
Wells Fargo & Co.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® Russell 1000 ETF

Investment Objective

The iShares Russell 1000 ETF (the “Fund”) seeks to track the investment results of an index composed of large-and mid-capitalization U.S. equities, as represented by the Russell 1000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	11.18%	17.60%	13.53%	11.96%	17.60%	88.58%	209.37%
Fund Market	11.15	17.65	13.52	11.95	17.65	88.49	209.20
Index	11.25	17.76	13.67	12.09	17.76	89.77	213.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,111.80	$0.79		$1,000.00	$1,024.30	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	21.3%
Health Care	14.5
Financials	13.4
Consumer Discretionary	10.4
Industrials	10.0
Communication Services	9.4
Consumer Staples	6.3
Energy	5.8
Real Estate	3.3
Materials	2.8
Utilities	2.8

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	4.0%
Microsoft Corp.	3.2
Amazon. com Inc.	3.0
Berkshire Hathaway Inc., Class B	1.5
Facebook Inc., Class A	1.4
JPMorgan Chase & Co.	1.4
Johnson & Johnson	1.4
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Exxon Mobil Corp.	1.3

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Russell 1000 Growth ETF

Investment Objective

The iShares Russell 1000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 1000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	15.34%	26.05%	16.37%	14.10%	26.05%	113.39%	273.90%
Fund Market	15.28	26.11	16.37	14.14	26.11	113.38	275.15
Index	15.45	26.30	16.58	14.31	26.30	115.37	280.78

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,153.40	$1.03		$1,000.00	$1,024.10	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Information Technology	32.6%
Consumer Discretionary	15.4
Health Care	13.8
Communication Services	12.0
Industrials	12.0
Consumer Staples	5.4
Financials	4.2
Real Estate	2.0
Materials	1.7
Energy	0.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
Apple Inc.	7.9%
Microsoft Corp.	6.0
Amazon. com Inc.	5.9
Facebook Inc., Class A	2.8
Alphabet Inc., Class C	2.6
Alphabet Inc., Class A	2.6
Visa Inc., Class A	2.0
UnitedHealth Group Inc.	1.8
Home Depot Inc. (The)	1.7
Mastercard Inc., Class A	1.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® Russell 1000 Value ETF

Investment Objective

The iShares Russell 1000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of large- and mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 1000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	6.85%	9.27%	10.51%	9.60%	9.27%	64.82%	150.21%
Fund Market	6.85	9.27	10.51	9.57	9.27	64.80	149.45
Index	6.95	9.45	10.72	9.79	9.45	66.36	154.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,068.50	$0.99		$1,000.00	$1,024.10	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	22.8%
Health Care	15.2
Energy	10.8
Information Technology	9.8
Industrials	8.1
Consumer Staples	7.2
Communication Services	6.7
Utilities	5.6
Consumer Discretionary	5.3
Real Estate	4.6
Materials	3.9

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
JPMorgan Chase & Co.	2.8%
Berkshire Hathaway Inc., Class B	2.7
Exxon Mobil Corp.	2.7
Johnson & Johnson	2.3
Bank of America Corp.	2.0
Pfizer Inc.	1.9
AT&T Inc.	1.8
Chevron Corp.	1.7
Cisco Systems Inc.	1.7
Wells Fargo & Co.	1.7

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Russell 2000 ETF

Investment Objective

The iShares Russell 2000 ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities, as represented by the Russell 2000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	11.60%	15.22%	11.11%	11.15%	15.22%	69.37%	187.72%
Fund Market	11.72	15.21	11.10	11.10	15.21	69.30	186.41
Index	11.61	15.24	11.07	11.11	15.24	69.06	186.86

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,116.00	$ 1.01	$ 1,000.00	$ 1,024.10	$ 0.96	0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)

Financials	17.4%
Health Care	16.5
Industrials	15.1
Information Technology	13.9
Consumer Discretionary	12.2
Real Estate	6.9
Energy	4.8
Materials	4.2
Communication Services	3.3
Utilities	3.1
Consumer Staples	2.6

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)

Five Below Inc.	0.3%
Etsy Inc.	0.3
Integrated Device Technology Inc.	0.3
LivaNova PLC	0.3
Haemonetics Corp.	0.3
Teladoc Health Inc.	0.3
Ligand Pharmaceuticals Inc.	0.3
HubSpot Inc.	0.3
HealthEquity Inc.	0.2
IDACORP Inc.	0.2

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2018	iShares® Russell 2000 Growth ETF

Investment Objective

The iShares Russell 2000 Growth ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell 2000® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	13.15%	21.06%	12.26%	12.75%	21.06%	78.29%	232.06%
Fund Market	13.24	21.04	12.25	12.71	21.04	78.25	230.94
Index	13.16	21.06	12.14	12.65	21.06	77.35	229.19

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,131.50	$1.28		$1,000.00	$1,023.90	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments	(a)
Health Care	27.2%
Industrials	18.0
Information Technology	17.4
Consumer Discretionary	14.8
Financials	7.2
Materials	3.9
Communication Services	3.5
Consumer Staples	2.8
Real Estate	2.5
Energy	2.3
Utilities	0.4

TEN LARGEST HOLDINGS
Security	Percent of Total Investments	(a)
Five Below Inc.	0.6%
Etsy Inc.	0.5
Integrated Device Technology Inc.	0.5
Haemonetics Corp.	0.5
Teladoc Health Inc.	0.5
Ligand Pharmaceuticals Inc.	0.5
HubSpot Inc.	0.5
HealthEquity Inc.	0.4
Trade Desk Inc. (The), Class A	0.4
Blackbaud Inc.	0.4

(a) Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Russell 2000 Value ETF

Investment Objective

The iShares Russell 2000 Value ETF (the “Fund”) seeks to track the investment results of an index composed of small-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell 2000® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years

Fund NAV	9.95%	9.20%	9.82%	9.43%	9.20%	59.71%	146.20%
Fund Market	10.04	9.12	9.81	9.35	9.12	59.65	144.55
Index	10.04	9.33	9.91	9.52	9.33	60.43	148.36

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 14 for more information.

Expense Example

Actual			Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period (a)	Annualized Expense Ratio
$ 1,000.00	$ 1,099.50	$ 1.26	$ 1,000.00	$ 1,023.90	$ 1.22	0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 14 for more information.

Portfolio Information

ALLOCATION BY SECTOR
Sector	Percent of Total Investments(a)
Financials	28.2%
Industrials	12.1
Real Estate	11.5
Information Technology	10.3
Consumer Discretionary	9.5
Energy	7.5
Utilities	6.0
Health Care	5.0
Materials	4.4
Communication Services	3.0
Consumer Staples	2.5

TEN LARGEST HOLDINGS
Security	Percent of Total Investments(a)
IDACORP Inc.	0.5%
MGIC Investment Corp.	0.4
CACI International Inc., Class A	0.4
IBERIABANK Corp.	0.4
Ciena Corp.	0.4
Radian Group Inc.	0.4
Gramercy Property Trust	0.4
ONE Gas Inc.	0.4
Sabra Health Care REIT Inc.	0.4
Portland General Electric Co.	0.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

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Schedule of Investments (unaudited)	iShares® Russell Top 200 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.8%
Boeing Co. (The)	4,331	$1,610,699
General Dynamics Corp.	2,070	423,770
Lockheed Martin Corp.	1,981	685,347
Northrop Grumman Corp.	1,291	409,725
Raytheon Co.	2,304	476,145
United Technologies Corp.	5,987	837,042

		4,442,728

Air Freight & Logistics — 0.7%
FedEx Corp.	1,972	474,838
United Parcel Service Inc., Class B	5,514	643,759

		1,118,597

Airlines — 0.4%
Delta Air Lines Inc.	5,116	295,858
Southwest Airlines Co.	4,198	262,165

		558,023

Automobiles — 0.6%
Ford Motor Co.	31,188	288,489
General Motors Co.	10,508	353,804
Tesla Inc.(a)(b)	1,082	286,481

		928,774

Banks — 6.3%
Bank of America Corp.	74,440	2,193,002
BB&T Corp.	6,212	301,531
Citigroup Inc.	20,129	1,444,055
JPMorgan Chase & Co.	26,741	3,017,454
PNC Financial Services Group Inc. (The)(c)	3,704	504,448
U.S. Bancorp.	12,279	648,454
Wells Fargo & Co.	34,709	1,824,305

		9,933,249

Beverages — 2.0%
Coca-Cola Co. (The)	30,584	1,412,675
Constellation Brands Inc., Class A	1,253	270,172
Monster Beverage Corp.(a)	3,191	185,971
PepsiCo Inc.	11,326	1,266,247

		3,135,065

Biotechnology — 3.1%
AbbVie Inc.	12,116	1,145,931
Alexion Pharmaceuticals Inc.(a)	1,708	237,429
Amgen Inc.	5,177	1,073,140
Biogen Inc.(a)	1,605	567,063
Celgene Corp.(a)	5,594	500,607
Gilead Sciences Inc.	10,345	798,738
Regeneron Pharmaceuticals Inc.(a)	636	256,970
Vertex Pharmaceuticals Inc.(a)	2,037	392,611

		4,972,489

Building Products — 0.2%
Johnson Controls International PLC	7,412	259,420

Capital Markets — 2.5%
Bank of New York Mellon Corp. (The)	7,406	377,632
BlackRock Inc.(c)	987	465,203
Charles Schwab Corp. (The)	9,577	470,710
CME Group Inc.	2,707	460,758
Goldman Sachs Group Inc. (The)	2,826	633,702
Intercontinental Exchange Inc.	4,561	341,573
Morgan Stanley	9,841	458,295
S&P Global Inc.	2,006	391,952

Security	Shares	Value

Capital Markets (continued)
State Street Corp.	3,011	$252,262
TD Ameritrade Holding Corp.	2,249	118,815

		3,970,902

Chemicals — 1.9%
Air Products & Chemicals Inc.	1,751	292,505
DowDuPont Inc.	18,563	1,193,786
Ecolab Inc.	2,044	320,458
LyondellBasell Industries NV, Class A	2,580	264,476
PPG Industries Inc.	1,940	211,712
Praxair Inc.	2,294	368,715
Sherwin-Williams Co. (The)	665	302,715

		2,954,367

Commercial Services & Supplies — 0.2%
Waste Management Inc.	3,461	312,736

Communications Equipment — 1.2%
Cisco Systems Inc.	37,641	1,831,235

Consumer Finance — 0.6%
American Express Co.	5,659	602,627
Capital One Financial Corp.	3,824	363,012

		965,639

Diversified Financial Services — 2.1%
Berkshire Hathaway Inc., Class B(a)	15,489	3,316,350

Diversified Telecommunication Services — 2.3%
AT&T Inc.	58,120	1,951,670
Verizon Communications Inc.	33,075	1,765,874

		3,717,544

Electric Utilities — 1.3%
American Electric Power Co. Inc.	3,933	278,771
Duke Energy Corp.	5,722	457,874
Exelon Corp.	7,704	336,357
NextEra Energy Inc.	3,760	630,176
Southern Co. (The)	8,087	352,593

		2,055,771

Electrical Equipment — 0.4%
Eaton Corp. PLC	3,483	302,080
Emerson Electric Co.	5,034	385,504

		687,584

Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	3,227	109,169
Halliburton Co.	7,003	283,832
Schlumberger Ltd.	11,072	674,506

		1,067,507

Entertainment — 2.5%
Activision Blizzard Inc.	6,002	499,306
Electronic Arts Inc.(a)	2,404	289,658
Netflix Inc.(a)	3,331	1,246,227
Twenty-First Century Fox Inc., Class A, NVS	8,330	385,929
Twenty-First Century Fox Inc., Class B	3,901	178,744
Walt Disney Co. (The)	11,920	1,393,925

		3,993,789

Equity Real Estate Investment Trusts (REITs) —1.4%
American Tower Corp.	3,497	508,114
Crown Castle International Corp.	3,307	368,168
Equinix Inc.	635	274,885
Prologis Inc.	5,029	340,916
Public Storage	1,179	237,722

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Simon Property Group Inc.	2,471	$436,749

		2,166,554

Food & Staples Retailing — 1.7%
Costco Wholesale Corp.	3,492	820,201
Sysco Corp.	3,809	279,009
Walgreens Boots Alliance Inc.	6,760	492,804
Walmart Inc.	11,407	1,071,232

		2,663,246

Food Products — 0.6%
General Mills Inc.	4,733	203,140
Kraft Heinz Co. (The)	4,840	266,733
Mondelez International Inc., Class A	11,548	496,102

		965,975

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories	13,679	1,003,491
Baxter International Inc.	4,013	309,362
Becton Dickinson and Co.	2,113	551,493
Boston Scientific Corp.(a)	11,055	425,618
Danaher Corp.	4,930	535,694
Intuitive Surgical Inc.(a)	897	514,878
Medtronic PLC.	10,818	1,064,167
Stryker Corp.	2,740	486,843

		4,891,546

Health Care Providers & Services — 3.4%
Aetna Inc.	2,551	517,470
Anthem Inc.	2,075	568,654
Cigna Corp.	1,895	394,634
CVS Health Corp.	8,115	638,813
Express Scripts Holding Co.(a)	4,505	428,020
HCA Healthcare Inc.	2,212	307,733
Humana Inc.	1,104	373,726
McKesson Corp.	1,600	212,240
UnitedHealth Group Inc.	7,643	2,033,344

		5,474,634

Hotels, Restaurants & Leisure — 1.6%
Carnival Corp.	3,256	207,635
Las Vegas Sands Corp.	2,840	168,497
Marriott International Inc./MD, Class A	2,307	304,593
McDonald’s Corp.	6,209	1,038,704
Starbucks Corp.	10,483	595,854
Yum! Brands Inc.	2,547	231,548

		2,546,831

Household Products — 1.5%
Colgate-Palmolive Co.	6,838	457,804
Kimberly-Clark Corp.	2,776	315,464
Procter & Gamble Co. (The)	19,916	1,657,609

		2,430,877

Industrial Conglomerates — 1.7%
3M Co.	4,557	960,205
General Electric Co.	68,910	777,994
Honeywell International Inc.	5,959	991,578

		2,729,777

Insurance — 2.1%
Aflac Inc.	6,112	287,691
Allstate Corp. (The)	2,779	274,287
American International Group Inc.	7,084	377,152
Aon PLC.	1,948	299,564
Chubb Ltd.	3,695	493,800

Security	Shares	Value

Insurance (continued)
Marsh & McLennan Companies Inc.	4,051	$335,099
MetLife Inc.	6,778	316,668
Progressive Corp. (The)	4,628	328,773
Prudential Financial Inc.	3,348	339,219
Travelers Companies Inc. (The)	2,150	278,877

		3,331,130

Interactive Media & Services — 5.6%
Alphabet Inc., Class A(a)	2,389	2,883,714
Alphabet Inc., Class C, NVS(a)	2,435	2,906,100
Facebook Inc., Class A(a)	19,013	3,126,878

		8,916,692

Internet & Direct Marketing Retail — 4.7%
Amazon.com Inc.(a)	3,251	6,511,753
Booking Holdings Inc.(a)	378	749,952
eBay Inc.(a)	7,524	248,442

		7,510,147

IT Services — 4.7%
Accenture PLC, Class A	5,141	874,998
Automatic Data Processing Inc.	3,513	529,269
Cognizant Technology Solutions Corp., Class A	4,648	358,593
International Business Machines Corp.	7,345	1,110,637
Mastercard Inc., Class A	7,345	1,635,071
PayPal Holdings Inc.(a)	9,498	834,304
Visa Inc., Class A	14,294	2,145,387

		7,488,259

Life Sciences Tools & Services — 0.8%
Illumina Inc.(a)	1,172	430,194
Thermo Fisher Scientific Inc.	3,204	782,033

		1,212,227

Machinery — 0.9%
Caterpillar Inc.	4,637	707,096
Deere & Co.	2,596	390,257
Illinois Tool Works Inc.	2,674	377,355

		1,474,708

Media — 1.1%
Charter Communications Inc., Class A(a)	1,400	456,232
Comcast Corp., Class A	36,529	1,293,492

		1,749,724

Metals & Mining — 0.0%
Southern Copper Corp.	657	28,343

Multi-Utilities — 0.2%
Dominion Energy Inc.	5,202	365,597

Multiline Retail — 0.2%
Target Corp.	4,278	377,362

Oil, Gas & Consumable Fuels — 5.4%
Anadarko Petroleum Corp.	4,111	277,123
Chevron Corp.	15,230	1,862,324
ConocoPhillips	9,354	724,000
EOG Resources Inc.	4,613	588,480
Exxon Mobil Corp.	33,874	2,879,968
Kinder Morgan Inc./DE	15,258	270,524
Marathon Petroleum Corp.	5,352	427,999
Occidental Petroleum Corp.	6,108	501,894
Phillips 66	3,359	378,627
Pioneer Natural Resources Co.	1,354	235,853

16	2 0 1 8 | S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Valero Energy Corp.	3,439	$391,186

		8,537,978

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	1,748	254,019

Pharmaceuticals — 5.7%
Allergan PLC	2,702	514,677
Bristol-Myers Squibb Co.	13,073	811,572
Eli Lilly & Co.	7,632	818,990
Johnson & Johnson	21,466	2,965,957
Merck & Co. Inc.	21,283	1,509,816
Pfizer Inc.	46,390	2,044,407
Zoetis Inc.	3,868	354,154

		9,019,573

Road & Rail — 1.2%
CSX Corp.	6,512	482,214
Norfolk Southern Corp.	2,249	405,945
Union Pacific Corp.	5,915	963,139

		1,851,298

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials Inc.	8,083	312,408
Broadcom Inc.	3,447	850,478
Intel Corp.	36,909	1,745,427
Micron Technology Inc.(a)	9,286	420,006
NVIDIA Corp.	4,653	1,307,586
NXP Semiconductors NV	2,747	234,868
QUALCOMM Inc.	11,853	853,772
Texas Instruments Inc.	7,832	840,295

		6,564,840

Software — 6.7%
Adobe Systems Inc.(a)	3,930	1,060,903
Intuit Inc.	1,947	442,748
Microsoft Corp.	60,600	6,930,822
Oracle Corp.	22,403	1,155,099
salesforce.com Inc.(a)	5,641	897,088
VMware Inc., Class A(a)	554	86,457

		10,573,117

Specialty Retail — 2.0%
Home Depot Inc. (The)	9,215	1,908,887
Lowe’s Companies Inc.	6,540	750,923
TJX Companies Inc. (The)	5,003	560,436

		3,220,246

Security	Shares	Value

Technology Hardware, Storage & Peripherals — 5.8%
Apple Inc.	38,650	$8,724,851
Hewlett Packard Enterprise Co.	12,138	197,971
HP Inc.	12,931	333,232

		9,256,054

Textiles, Apparel & Luxury Goods — 0.5%
NIKE Inc., Class B	10,031	849,826

Tobacco — 1.2%
Altria Group Inc.	15,138	912,973
Philip Morris International Inc.	12,420	1,012,727

		1,925,700

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	2,452	172,081

Total Common Stocks — 100.0%
(Cost: $131,281,813)		158,770,130

Short-Term Investments

Money Market Funds — 0.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	65,258	65,278
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	757,067	757,067

		822,345

Total Short-Term Investments — 0.5%
(Cost: $822,339)		822,345

Total Investments in Securities — 100.5%
(Cost: $132,104,152)		159,592,475

Other Assets, Less Liabilities — (0.5)%		(732,215)

Net Assets — 100.0%		$158,860,260

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	276,598	—		(211,340	)(b)	65,258	$65,278	$2,450	(c)	$78	$10
BlackRock Cash Funds: Treasury, SL Agency Shares	218,052	539,015	(b)	—		757,067	757,067	2,560		—	—
BlackRock Inc.	938	160		(111)		987	465,203	5,534		13,807	(84,910)
PNC Financial Services Group Inc. (The)	3,595	588		(479)		3,704	504,448	6,252		21,771	(77,227)

							$1,791,996	$16,796		$35,656	$(162,127)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Derivative Financial Instruments Categorized by Risk Exposure

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$13,864

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$14,594

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$178,820

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$158,770,130	$—	$—	$158,770,130
Money Market Funds	822,345	—	—	822,345

	$159,592,475	$—	$—	$159,592,475

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Russell Top 200 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.7%
Boeing Co. (The)	63,805	$23,729,080
General Dynamics Corp.	10,728	2,196,236
Lockheed Martin Corp.	22,869	7,911,759
Northrop Grumman Corp.	16,731	5,309,917
Raytheon Co.	29,313	6,057,825

		45,204,817

Air Freight & Logistics — 1.3%
FedEx Corp.	28,566	6,878,407
United Parcel Service Inc., Class B	80,536	9,402,578

		16,280,985

Airlines — 0.3%
Delta Air Lines Inc.	11,665	674,587
Southwest Airlines Co.	43,438	2,712,703

		3,387,290

Automobiles — 0.4%
Tesla Inc.(a)(b)	15,889	4,206,930

Beverages — 3.3%
Coca-Cola Co. (The)	376,841	17,406,286
Constellation Brands Inc., Class A	16,347	3,524,740
Monster Beverage Corp.(a)	46,154	2,689,855
PepsiCo Inc.	150,947	16,875,875

		40,496,756

Biotechnology —5.4%
AbbVie Inc.	175,508	16,599,546
Alexion Pharmaceuticals Inc.(a)	19,178	2,665,934
Amgen Inc.	67,617	14,016,328
Biogen Inc.(a)	21,851	7,720,177
Celgene Corp.(a)	79,601	7,123,493
Gilead Sciences Inc.	110,780	8,553,324
Regeneron Pharmaceuticals Inc.(a)	9,179	3,708,683
Vertex Pharmaceuticals Inc.(a)	29,305	5,648,246

		66,035,731

Capital Markets — 1.4%
Charles Schwab Corp. (The)	146,511	7,201,016
CME Group Inc.	3,794	645,777
Intercontinental Exchange Inc.	30,628	2,293,731
S&P Global Inc.	28,034	5,477,563
State Street Corp.	289	24,212
TD Ameritrade Holding Corp.	35,419	1,871,186

		17,513,485

Chemicals — 1.1%
Ecolab Inc.	14,511	2,275,034
LyondellBasell Industries NV, Class A	18,239	1,869,680
PPG Industries Inc.	1,718	187,485
Praxair Inc.	27,805	4,469,098
Sherwin-Williams Co. (The)	10,705	4,873,023

		13,674,320

Commercial Services & Supplies — 0.3%
Waste Management Inc.	44,099	3,984,786

Consumer Finance — 0.5%
American Express Co.	58,383	6,217,206
Capital One Financial Corp.	130	12,341

		6,229,547

Diversified Financial Services — 0.7%
Berkshire Hathaway Inc., Class B(a)	40,305	8,629,703

Security	Shares	Value

Electrical Equipment — 0.3%
Emerson Electric Co.	45,435	$3,479,412

Energy Equipment & Services — 0.3%
Halliburton Co.	89,241	3,616,938

Entertainment — 3.8%
Activision Blizzard Inc.	92,081	7,660,218
Electronic Arts Inc.(a)	37,917	4,568,619
Netflix Inc.(a)	50,831	19,017,402
Walt Disney Co. (The)	135,586	15,855,427

		47,101,666

Equity Real Estate Investment Trusts (REITs) — 1.9%
American Tower Corp.	51,798	7,526,250
Crown Castle International Corp.	36,207	4,030,925
Equinix Inc.	9,171	3,970,034
Public Storage	15,559	3,137,161
Simon Property Group Inc.	29,697	5,248,945

		23,913,315

Food & Staples Retailing — 1.3%
Costco Wholesale Corp.	54,063	12,698,317
Sysco Corp.	50,420	3,693,265

		16,391,582

Food Products — 0.0%
General Mills Inc.	542	23,263

Health Care Equipment & Supplies — 1.7%
Becton Dickinson and Co.	4,929	1,286,469
Boston Scientific Corp.(a)	121,587	4,681,100
Intuitive Surgical Inc.(a)	13,735	7,883,890
Stryker Corp.	39,524	7,022,624

		20,874,083

Health Care Providers & Services — 3.4%
Aetna Inc.	9,094	1,844,718
Cigna Corp.	7,492	1,560,209
Express Scripts Holding Co.(a)	5,101	484,646
HCA Healthcare Inc.	25,389	3,532,118
Humana Inc.	12,494	4,229,469
McKesson Corp.	569	75,478
UnitedHealth Group Inc.	113,934	30,311,001

		42,037,639

Hotels, Restaurants & Leisure — 1.6%
Las Vegas Sands Corp.	38,778	2,300,699
Marriott International Inc./MD, Class A	42,649	5,630,948
McDonald’s Corp.	15,263	2,553,347
Starbucks Corp.	156,124	8,874,088

		19,359,082

Household Products — 0.3%
Colgate-Palmolive Co.	15,287	1,023,464
Kimberly-Clark Corp.	27,398	3,113,509

		4,136,973

Industrial Conglomerates — 1.8%
3M Co.	57,353	12,084,851
Honeywell International Inc.	60,453	10,059,379

		22,144,230

Insurance — 0.9%
American International Group Inc.	13,038	694,143
Aon PLC	23,587	3,627,209
Marsh & McLennan Companies Inc.	23,494	1,943,423
Progressive Corp. (The)	68,498	4,866,098

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Travelers Companies Inc. (The)	2,469	$320,254

		11,451,127

Interactive Media & Services — 8.5%
Alphabet Inc., Class A(a)	20,727	25,019,147
Alphabet Inc., Class C, NVS(a)	26,560	31,698,563
Facebook Inc., Class A(a)	294,309	48,402,058

		105,119,768

Internet & Direct Marketing Retail — 8.6%
Amazon.com Inc.(a)	44,989	90,112,967
Booking Holdings Inc.(a)	6,544	12,983,296
eBay Inc.(a)	103,012	3,401,456

		106,497,719

IT Services — 9.0%
Accenture PLC, Class A	80,675	13,730,885
Automatic Data Processing Inc.	52,806	7,955,752
Cognizant Technology Solutions Corp., Class A	59,928	4,623,445
International Business Machines Corp.	77,703	11,749,471
Mastercard Inc., Class A	114,213	25,424,956
PayPal Holdings Inc.(a)	146,165	12,839,134
Visa Inc., Class A	231,540	34,751,838

		111,075,481

Life Sciences Tools & Services — 0.7%
Illumina Inc.(a)	17,610	6,463,927
Thermo Fisher Scientific Inc.	6,256	1,526,964

		7,990,891

Machinery — 1.6%
Caterpillar Inc.	60,387	9,208,414
Deere & Co.	35,179	5,288,459
Illinois Tool Works Inc.	32,959	4,651,174

		19,148,047

Media — 0.4%
Charter Communications Inc., Class A(a)	15,380	5,012,034

Metals & Mining — 0.0%
Southern Copper Corp.	9,416	406,206

Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp.	15,362	1,035,553
EOG Resources Inc.	10,014	1,277,486
Pioneer Natural Resources Co.	10,660	1,856,865

		4,169,904

Personal Products — 0.3%
Estee Lauder Companies Inc. (The), Class A	24,349	3,538,397

Pharmaceuticals — 2.4%
Bristol-Myers Squibb Co.	99,417	6,171,807
Eli Lilly & Co.	72,438	7,773,322
Johnson & Johnson	62,390	8,620,426
Merck & Co. Inc.	24,324	1,725,545
Zoetis Inc.	50,227	4,598,784

		28,889,884

Road & Rail — 1.3%
CSX Corp.	45,112	3,340,544
Union Pacific Corp.	79,791	12,992,368

		16,332,912

Semiconductors & Semiconductor Equipment — 4.1%
Applied Materials Inc.	129,045	4,987,589

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Broadcom Inc.	30,816	$7,603,232
Micron Technology Inc.(a)	108,779	4,920,074
NVIDIA Corp.	70,039	19,682,360
NXP Semiconductors NV	3,215	274,883
Texas Instruments Inc.	126,663	13,589,673

		51,057,811

Software — 11.1%
Adobe Systems Inc.(a)	64,752	17,479,802
Intuit Inc.	34,702	7,891,235
Microsoft Corp.	793,623	90,766,663
Oracle Corp.	56,584	2,917,471
salesforce.com Inc.(a)	105,526	16,781,800
VMware Inc., Class A(a)	8,889	1,387,217

		137,224,188

Specialty Retail — 3.7%
Home Depot Inc. (The)	131,750	27,292,012
Lowe’s Companies Inc.	91,830	10,543,921
TJX Companies Inc. (The)	70,782	7,929,000

		45,764,933

Technology Hardware, Storage & Peripherals — 9.9%
Apple Inc.	540,776	122,074,774

Textiles, Apparel & Luxury Goods — 1.0%
NIKE Inc., Class B	144,854	12,272,031

Tobacco — 1.1%
Altria Group Inc.	218,286	13,164,829

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(a)	22,132	1,553,224

Total Common Stocks — 99.8% (Cost: $871,529,958)		1,231,466,693

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	4,927,942	4,929,421
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	4,791,232	4,791,232

		9,720,653

Total Short-Term Investments — 0.8% (Cost: $9,720,630)		9,720,653

Total Investments in Securities — 100.6% (Cost: $881,250,588)		1,241,187,346

Other Assets, Less Liabilities — (0.6)%		(7,565,701)

Net Assets — 100.0%		$1,233,621,645

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 1 8 | S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,848,387	1,079,555	4,927,942	$4,929,421	$36,137	(b)	$1,806	$402
BlackRock Cash Funds: Treasury, SL Agency Shares	1,079,160	3,712,072	4,791,232	4,791,232	15,844		—	—

				$9,720,653	$51,981		$1,806	$402

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	13	12/21/18	$1,897	$4,973

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$4,973

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$69,819

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$97,170

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$2,157,660

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Growth ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,231,466,693	$—	$—	$1,231,466,693
Money Market Funds	9,720,653	—	—	9,720,653

	$1,241,187,346	$—	$—	$1,241,187,346

Derivative financial instruments(a)
Assets
Futures Contracts	$4,973	$—	$—	$4,973

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited)	iShares® Russell Top 200 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
General Dynamics Corp.	5,300	$1,085,016
Lockheed Martin Corp.	802	277,460
United Technologies Corp.	27,841	3,892,450

		5,254,926

Airlines — 0.4%
Delta Air Lines Inc.	17,796	1,029,142
Southwest Airlines Co.	5,624	351,219

		1,380,361

Automobiles — 0.9%
Ford Motor Co.	145,298	1,344,006
General Motors Co.	48,764	1,641,884

		2,985,890

Banks — 13.6%
Bank of America Corp.	346,177	10,198,374
BB&T Corp.	28,994	1,407,369
Citigroup Inc.	93,607	6,715,366
JPMorgan Chase & Co.	124,357	14,032,444
PNC Financial Services Group Inc. (The) (a)	17,229	2,346,418
U.S. Bancorp.	57,128	3,016,930
Wells Fargo & Co.	161,411	8,483,762

		46,200,663

Beverages — 0.6%
Coca-Cola Co. (The)	31,913	1,474,061
PepsiCo Inc.	5,975	668,005

		2,142,066

Biotechnology —0.5%
Alexion Pharmaceuticals Inc.(b)	1,361	189,193
Amgen Inc.	1,419	294,144
Biogen Inc.(b)	387	136,731
Gilead Sciences Inc.	12,262	946,749

		1,566,817

Building Products — 0.4%
Johnson Controls International PLC	34,397	1,203,895

Capital Markets — 3.8%
Bank of New York Mellon Corp. (The)	34,305	1,749,212
BlackRock Inc.(a)	4,571	2,154,449
CME Group Inc.	11,470	1,952,309
Goldman Sachs Group Inc. (The)	13,149	2,948,532
Intercontinental Exchange Inc.	10,291	770,693
Morgan Stanley	45,657	2,126,246
State Street Corp.	13,082	1,096,010

		12,797,451

Chemicals — 2.8%
Air Products & Chemicals Inc.	8,161	1,363,295
DowDuPont Inc.	86,328	5,551,754
Ecolab Inc.	5,167	810,082
LyondellBasell Industries NV, Class A	6,253	640,995
PPG Industries Inc.	8,402	916,910
Praxair Inc.	1,137	182,750

		9,465,786

Commercial Services & Supplies — 0.1%
Waste Management Inc.	2,442	220,659

Communications Equipment — 2.5%
Cisco Systems Inc.	175,048	8,516,085

Security	Shares	Value

Consumer Finance — 0.7%
American Express Co.	8,348	$888,978
Capital One Financial Corp.	16,377	1,554,669

		2,443,647

Diversified Financial Services — 4.0%
Berkshire Hathaway Inc., Class B(b)	62,955	13,479,295

Diversified Telecommunication Services — 5.1%
AT&T Inc.	270,281	9,076,036
Verizon Communications Inc.	153,815	8,212,183

		17,288,219

Electric Utilities — 2.8%
American Electric Power Co. Inc.	18,364	1,301,641
Duke Energy Corp.	26,465	2,117,729
Exelon Corp.	35,915	1,568,049
NextEra Energy Inc.	17,495	2,932,162
Southern Co. (The)	37,700	1,643,720

		9,563,301

Electrical Equipment — 0.6%
Eaton Corp. PLC	16,267	1,410,837
Emerson Electric Co.	6,785	519,595

		1,930,432

Energy Equipment & Services — 1.1%
Baker Hughes a GE Co.	15,317	518,174
Schlumberger Ltd.	51,508	3,137,867

		3,656,041

Entertainment — 1.3%
Twenty-First Century Fox Inc., Class A, NVS	38,855	1,800,152
Twenty-First Century Fox Inc., Class B	18,125	830,488
Walt Disney Co. (The)	15,711	1,837,244

		4,467,884

Equity Real Estate Investment Trusts (REITs) — 0.6%
Crown Castle International Corp.	3,802	423,277
Prologis Inc.	23,304	1,579,778
Simon Property Group Inc.	938	165,791

		2,168,846

Food & Staples Retailing — 2.1%
Walgreens Boots Alliance Inc.	31,412	2,289,935
Walmart Inc.	53,048	4,981,738

		7,271,673

Food Products — 1.3%
General Mills Inc.	20,890	896,599
Kraft Heinz Co. (The)	22,435	1,236,393
Mondelez International Inc., Class A	53,774	2,310,131

		4,443,123

Health Care Equipment & Supplies — 4.8%
Abbott Laboratories	63,614	4,666,723
Baxter International Inc.	16,531	1,274,375
Becton Dickinson and Co.	8,939	2,333,079
Boston Scientific Corp.(b)	11,883	457,495
Danaher Corp.	22,953	2,494,073
Medtronic PLC	50,310	4,948,995

		16,174,740

Health Care Providers & Services — 3.4%
Aetna Inc.	7,599	1,541,457
Anthem Inc.	9,663	2,648,145
Cigna Corp.	5,290	1,101,643
CVS Health Corp.	37,760	2,972,467
Express Scripts Holding Co.(b)	19,118	1,816,401

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
HCA Healthcare Inc.	2,962	$412,073
Humana Inc.	250	84,630
McKesson Corp.	6,484	860,103

		11,436,919

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	15,017	957,634
Las Vegas Sands Corp.	5,185	307,626
McDonald’s Corp.	23,272	3,893,173
Yum! Brands Inc.	8,336	757,826

		5,916,259

Household Products — 2.8%
Colgate-Palmolive Co.	25,832	1,729,452
Kimberly-Clark Corp.	1,686	191,597
Procter & Gamble Co. (The)	92,617	7,708,513

		9,629,562

Industrial Conglomerates — 1.8%
3M Co	3,488	734,956
General Electric Co.	320,450	3,617,881
Honeywell International Inc.	10,520	1,750,528

		6,103,365

Insurance — 3.3%
Aflac Inc.	28,448	1,339,047
Allstate Corp. (The)	12,868	1,270,072
American International Group Inc.	28,350	1,509,354
Chubb Ltd.	17,206	2,299,410
Marsh & McLennan Companies Inc.	10,036	830,178
MetLife Inc.	31,456	1,469,624
Prudential Financial Inc.	15,631	1,583,733
Travelers Companies Inc. (The)	8,090	1,049,354

		11,350,772

Internet & Direct Marketing Retail — 0.3%
eBay Inc.(b)	27,194	897,946

IT Services — 0.5%
Cognizant Technology Solutions Corp., Class A	2,136	164,793
International Business Machines Corp.	9,615	1,453,884

		1,618,677

Life Sciences Tools & Services — 1.0%
Thermo Fisher Scientific Inc.	14,023	3,422,734

Machinery — 0.1%
Caterpillar Inc.	1,757	267,925

Media — 1.9%
Charter Communications Inc., Class A(b)	1,898	618,520
Comcast Corp., Class A	169,874	6,015,239

		6,633,759

Multi-Utilities — 0.5%
Dominion Energy Inc.	24,256	1,704,712

Multiline Retail — 0.5%
Target Corp.	19,892	1,754,673

Oil, Gas & Consumable Fuels — 11.3%
Anadarko Petroleum Corp.	12,688	855,298
Chevron Corp.	70,826	8,660,603
ConocoPhillips	43,517	3,368,216
EOG Resources Inc.	19,039	2,428,805
Exxon Mobil Corp.	157,530	13,393,201
Kinder Morgan Inc./DE	70,629	1,252,252

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp.	24,903	$1,991,493
Occidental Petroleum Corp.	28,447	2,337,490
Phillips 66	15,651	1,764,181
Pioneer Natural Resources Co.	2,835	493,829
Valero Energy Corp.	15,967	1,816,246

		38,361,614

Pharmaceuticals — 9.7%
Allergan PLC	12,581	2,396,429
Bristol-Myers Squibb Co.	28,505	1,769,591
Eli Lilly & Co.	13,633	1,462,957
Johnson & Johnson	81,859	11,310,458
Merck & Co. Inc.	92,345	6,550,954
Pfizer Inc.	215,734	9,507,397

		32,997,786

Road & Rail — 1.0%
CSX Corp.	16,142	1,195,315
Norfolk Southern Corp.	10,474	1,890,557
Union Pacific Corp.	2,244	365,391

		3,451,263

Semiconductors & Semiconductor Equipment — 4.4%
Broadcom Inc.	6,439	1,588,694
Intel Corp.	171,642	8,116,950
Micron Technology Inc.(b)	9,375	424,031
NXP Semiconductors NV	12,111	1,035,491
QUALCOMM Inc.	55,121	3,970,366

		15,135,532

Software — 1.9%
Microsoft Corp.	14,961	1,711,090
Oracle Corp.	94,076	4,850,558

		6,561,648

Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	56,208	916,752
HP Inc.	60,006	1,546,355

		2,463,107

Tobacco — 1.4%
Philip Morris International Inc.	57,757	4,709,506

Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	3,972	278,755

Total Common Stocks — 99.8% (Cost: $296,042,278)		339,318,314

Short-Term Investments

Money Market Funds — 0.7%
BlackRock Cash Funds: Treasury, SLAgency Shares, 1.97%(a)(c)	2,266,919	2,266,919

Total Short-Term Investments — 0.7% (Cost: $2,266,919)		2,266,919

Total Investments in Securities — 100.5% (Cost: $298,309,197)		341,585,233

Other Assets, Less Liabilities — (0.5)%		(1,609,833)

Net Assets — 100.0%		$339,975,400

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-dayyield as of period-end.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
September 30, 2018

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	112,847	—		(112,847	)(b)	—	$—	$86	(c)	$(240)	$11
BlackRock Cash Funds: Treasury, SL Agency Shares	303,412	1,963,507	(b)	—		2,266,919	2,266,919	4,319		—	—
BlackRock Inc.	4,298	899		(626)		4,571	2,154,449	26,594		27,093	(332,068)
PNC Financial Services Group Inc. (The)	16,443	3,345		(2,559)		17,229	2,346,418	27,804		(132)	(260,902)

							$6,767,786	$58,803		$26,721	$(592,959)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	4	12/21/18	$584	$1,521

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$1,521

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$45,844

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$30,709

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$506,880

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued)	iShares® Russell Top 200 Value ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$339,318,314	$—	$—	$339,318,314
Money Market Funds	2,266,919	—	—	2,266,919

	$341,585,233	$—	$—	$341,585,233

Derivative financial instruments(a)
Assets
Futures Contracts	$1,521	$—	$—	$1,521

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	418,741	$155,729,778	0.7%
Other securities		398,624,568	1.9

		554,354,346	2.6

Air Freight & Logistics
Other securities		139,719,051	0.7

Airlines
Other securities		96,969,258	0.5

Auto Components
Other securities		44,973,472	0.2

Automobiles
Other securities		98,739,877	0.5

Banks
Bank of America Corp.	7,196,943	212,021,941	1.0
Citigroup Inc.	1,946,087	139,612,281	0.7
JPMorgan Chase & Co.	2,585,360	291,732,022	1.4
PNC Financial Services Group Inc. (The)(a)	358,610	48,839,096	0.2
Wells Fargo & Co.	3,355,707	176,375,960	0.8
Other securities		353,835,809	1.6

		1,222,417,109	5.7

Beverages
Coca-Cola Co. (The)	2,956,940	136,581,059	0.6
PepsiCo Inc.	1,095,063	122,428,043	0.6
Other securities		68,800,689	0.3

		327,809,791	1.5

Biotechnology
AbbVie Inc.	1,171,365	110,787,702	0.5
Amgen Inc.	500,515	103,751,754	0.5
Other securities		358,571,461	1.7

		573,110,917	2.7

Building Products
Other securities		67,370,915	0.3

Capital Markets
BlackRock Inc.(a)	95,145	44,844,693	0.2
Other securities		525,292,031	2.5

		570,136,724	2.7

Chemicals
DowDuPont Inc.	1,794,747	115,420,180	0.6
Other securities		285,672,115	1.3

		401,092,295	1.9

Commercial Services & Supplies
Other securities		82,156,522	0.4

Communications Equipment
Cisco Systems Inc.	3,639,210	177,047,567	0.8
Other securities		72,245,795	0.4

		249,293,362	1.2

Construction & Engineering
Other securities		23,910,575	0.1

Construction Materials
Other securities		23,179,544	0.1

Security	Shares	Value	% of Net Assets

Consumer Finance
Other securities		$154,217,410	0.7%

Containers & Packaging
Other securities		87,988,887	0.4

Distributors
Other securities		23,905,528	0.1

Diversified Consumer Services
Other securities		27,603,629	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,497,519	320,633,793	1.5
Other securities		13,462,979	0.1

		334,096,772	1.6

Diversified Telecommunication Services
AT&T Inc.	5,619,103	188,689,479	0.9
Verizon Communications Inc.	3,197,778	170,729,367	0.8
Other securities		20,889,774	0.1

		380,308,620	1.8

Electric Utilities
Other securities		344,910,882	1.6

Electrical Equipment
Other securities		121,772,257	0.6

Electronic Equipment, Instruments & Components
Other securities		123,082,023	0.6

Energy Equipment & Services
Other securities		136,069,132	0.6

Entertainment
Netflix Inc.(b)	322,076	120,498,294	0.6
Walt Disney Co. (The)	1,152,472	134,770,076	0.6
Other securities		177,798,032	0.8

		433,066,402	2.0

Equity Real Estate Investment Trusts (REITs)
Other securities		680,055,581	3.2

Food & Staples Retailing
Walmart Inc.	1,102,849	103,568,550	0.5
Other securities		183,153,867	0.8

		286,722,417	1.3

Food Products
Other securities		237,207,822	1.1

Gas Utilities
Other securities		18,750,028	0.1

Health Care Equipment & Supplies
Abbott Laboratories	1,322,529	97,020,727	0.5
Medtronic PLC	1,045,944	102,889,511	0.5
Other securities		483,149,487	2.2

		683,059,725	3.2

Health Care Providers & Services
UnitedHealth Group Inc.	738,900	196,576,956	0.9
Other securities		470,534,591	2.2

		667,111,547	3.1

Health Care Technology
Other securities		29,907,457	0.1

S C H E D U L E O F I N V E S T M E N T S	27

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
McDonald’s Corp.	600,315	$100,426,696	0.5%
Other securities		300,215,260	1.4

		400,641,956	1.9

Household Durables
Other securities		70,233,636	0.3

Household Products
Procter & Gamble Co. (The)	1,925,494	160,258,866	0.8
Other securities		105,959,005	0.5

		266,217,871	1.3

Independent Power and Renewable Electricity Producers
Other securities		23,793,417	0.1

Industrial Conglomerates
3M Co	440,533	92,824,708	0.4
Honeywell International Inc.	576,113	95,865,203	0.5
Other securities		104,036,271	0.5

		292,726,182	1.4

Insurance
Other securities		534,167,688	2.5

Interactive Media & Services
Alphabet Inc., Class A(b)	230,938	278,760,641	1.3
Alphabet Inc., Class C, NVS(b)	235,372	280,909,421	1.3
Facebook Inc., Class A(b)	1,838,243	302,317,444	1.4
Other securities		40,472,293	0.2

		902,459,799	4.2

Internet & Direct Marketing Retail
Amazon.com Inc.(b)	314,266	629,474,798	3.0
Other securities		132,295,449	0.6

		761,770,247	3.6

IT Services
Accenture PLC, Class A	497,003	84,589,911	0.4
International Business Machines Corp.	710,157	107,382,840	0.5
Mastercard Inc., Class A	710,164	158,089,608	0.7
Visa Inc., Class A	1,381,983	207,421,828	1.0
Other securities		509,216,208	2.4

		1,066,700,395	5.0

Leisure Products
Other securities		22,625,137	0.1

Life Sciences Tools & Services
Other securities		212,386,359	1.0

Machinery
Other securities		382,293,844	1.8

Marine
Other securities		3,741,388	0.0

Media
Comcast Corp., Class A	3,531,647	125,055,620	0.6
Other securities		136,599,928	0.6

		261,655,548	1.2

Metals & Mining
Other securities		72,944,845	0.3

Mortgage Real Estate Investment
Other securities		33,900,292	0.2

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$182,404,173	0.9%

Multiline Retail
Other securities		96,991,104	0.5

Oil, Gas & Consumable Fuels
Chevron Corp.	1,472,473	180,053,998	0.9
Exxon Mobil Corp.	3,275,021	278,442,285	1.3
Other securities		636,877,965	3.0

		1,095,374,248	5.2

Paper & Forest Products
Other securities		2,583,093	0.0

Personal Products
Other securities		37,338,124	0.2

Pharmaceuticals
Johnson & Johnson	2,075,411	286,759,538	1.4
Merck & Co. Inc.	2,057,687	145,972,316	0.7
Pfizer Inc.	4,485,079	197,657,432	0.9
Other securities		283,203,308	1.3

		913,592,594	4.3

Professional Services
Other securities		87,696,066	0.4

Real Estate Management & Development
Other securities		21,607,600	0.1

Road & Rail
Union Pacific Corp.	571,841	93,112,870	0.4
Other securities		128,489,914	0.6

		221,602,784	1.0

Semiconductors & Semiconductor Equipment
Broadcom Inc.	333,258	82,224,746	0.4
Intel Corp.	3,568,407	168,749,967	0.8
NVIDIA Corp.	449,904	126,432,022	0.6
QUALCOMM Inc.	1,146,018	82,547,677	0.4
Other securities		355,513,215	1.6

		815,467,627	3.8

Software
Adobe Systems Inc.(b)	379,983	102,576,411	0.5
Microsoft Corp.	5,858,924	670,085,138	3.2
Oracle Corp.	2,165,913	111,674,474	0.5
salesforce.com Inc.(b)	545,353	86,727,487	0.4
Other securities		360,788,252	1.7

		1,331,851,762	6.3

Specialty Retail
Home Depot Inc. (The)	890,972	184,564,850	0.9
Other securities		297,081,291	1.4

		481,646,141	2.3

Technology Hardware, Storage & Peripherals
Apple Inc.	3,736,761	843,536,428	4.0
Other securities		92,857,642	0.4

		936,394,070	4.4

Textiles, Apparel & Luxury Goods
Other securities		170,478,052	0.8

Thrifts & Mortgage Finance
Other securities		4,578,456	0.0

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Tobacco
Altria Group Inc.	1,463,560	$88,267,304	0.4%
Philip Morris International Inc.	1,200,741	97,908,421	0.5

		186,175,725	0.9

Trading Companies & Distributors
Other securities		58,126,426	0.3

Transportation Infrastructure
Other securities		2,863,889	0.0

Water Utilities
Other securities		17,434,907	0.1

Wireless Telecommunication Services
Other securities		22,653,605	0.1

Total Common Stocks (Cost: $16,905,715,767)		21,240,188,927	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(c),(d)	329,797,315	329,896,254	1.6

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(c)	114,368,403	$114,368,403	0.5%

		444,264,657	2.1

Total Short-Term Investments (Cost: $444,184,739)		444,264,657	2.1

Total Investments In Securities (Cost: $17,349,900,506)		21,684,453,584	101.9
Other Assets, Less Liabilities		(410,037,509)	(1.9)

Net Assets		$21,274,416,075	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	298,985,695	30,811,620	(b)	—	329,797,315	$329,896,254	$884,088	(c)	$6,193	$85,526
BlackRock Cash Funds: Treasury, SL Agency Shares	20,414,293	93,954,110	(b)	—	114,368,403	114,368,403	438,157		—	—
BlackRock Inc.	96,172	11,358		(12,385)	95,145	44,844,693	576,726		1,891,430	(8,701,077)
PNC Financial Services Group Inc. (The)	367,371	40,741		(49,502)	358,610	48,839,096	613,679		2,165,213	(7,792,890)

						$537,948,446	$2,512,650		$4,062,836	$(16,408,441)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	224	12/21/18	$32,693	$44,702
S&P MidCap 400 E-Mini	14	12/21/18	2,835	(29,394)

				$15,308

S C H E D U L E O F I N V E S T M E N T S	29

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$44,702

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$29,394

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$4,312,899

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,976,718

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$41,313,127

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$21,240,188,927	$—	$—	$21,240,188,927
Money Market Funds	444,264,657	—	—	444,264,657

	$21,684,453,584	$—	$—	$21,684,453,584

Derivative financial instruments(a)
Assets
Futures Contracts	$44,702	$—	$—	$44,702
Liabilities
Futures Contracts	(29,394)	—	—	(29,394)

	$15,308	$—	$—	$15,308

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	1,737,375	$646,129,762	1.5%
Lockheed Martin Corp.	726,321	251,278,013	0.6
Raytheon Co.	920,841	190,301,001	0.4
Other securities		499,228,085	1.1

		1,586,936,861	3.6

Air Freight & Logistics
FedEx Corp.	793,476	191,061,086	0.4
United Parcel Service Inc., Class B	2,214,671	258,562,839	0.6
Other securities		130,334,371	0.3

		579,958,296	1.3

Airlines
Other securities		104,279,130	0.2

Auto Components
Other securities		83,208,430	0.2

Automobiles
Other securities		125,963,361	0.3

Banks
Other securities		86,559,282	0.2

Beverages
Coca-Cola Co. (The)	9,520,289	439,742,149	1.0
PepsiCo Inc.	4,030,050	450,559,590	1.0
Other securities		250,582,571	0.6

		1,140,884,310	2.6

Biotechnology
AbbVie Inc.	4,860,035	459,662,110	1.0
Amgen Inc.	1,954,143	405,074,302	0.9
Biogen Inc.(a)	611,670	216,109,128	0.5
Celgene Corp.(a)	2,250,208	201,371,114	0.5
Gilead Sciences Inc.	3,092,463	238,769,068	0.5
Other securities		692,259,875	1.6

		2,213,245,597	5.0

Building Products
Other securities		114,902,173	0.3

Capital Markets
Charles Schwab Corp. (The)	3,851,791	189,315,528	0.4
Other securities		761,573,225	1.7

		950,888,753	2.1

Chemicals
Other securities		506,780,487	1.1

Commercial Services & Supplies
Other securities		240,834,490	0.5

Communications Equipment
Other securities		166,016,923	0.4

Construction & Engineering
Other securities		4,613,884	0.0

Construction Materials
Other securities		88,916,489	0.2

Consumer Finance
Other securities		256,559,707	0.6

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$116,238,976	0.3%

Distributors
Other securities		26,250,594	0.1

Diversified Consumer Services
Other securities		76,780,691	0.2

Diversified Financial Services
Other securities		169,337,108	0.4

Diversified Telecommunication Services
Other securities		22,003,557	0.0

Electrical Equipment
Other securities		224,403,707	0.5

Electronic Equipment, Instruments & Components
Other securities		247,002,684	0.6

Energy Equipment & Services
Other securities		114,359,895	0.3

Entertainment
Activision Blizzard Inc.	2,414,368	200,851,274	0.4
Netflix Inc.(a)	1,336,322	499,958,150	1.1
Walt Disney Co. (The)	3,423,654	400,362,099	0.9
Other securities		172,391,791	0.5

		1,273,563,314	2.9

Equity Real Estate Investment Trusts (REITs)
American Tower Corp.	1,406,268	204,330,740	0.5
Other securities		651,107,534	1.4

		855,438,274	1.9

Food & Staples Retailing
Costco Wholesale Corp.	1,401,179	329,108,923	0.7
Other securities		123,938,031	0.3

		453,046,954	1.0

Food Products
Other securities		102,577,752	0.2

Health Care Equipment & Supplies
Intuitive Surgical Inc.(a),(b)	360,229	206,771,446	0.5
Stryker Corp.	1,095,113	194,579,678	0.4
Other securities		758,958,648	1.7

		1,160,309,772	2.6

Health Care Providers & Services
UnitedHealth Group Inc.	3,065,710	815,601,489	1.8
Other securities		666,145,203	1.5

		1,481,746,692	3.3

Health Care Technology
Other securities		87,802,380	0.2

Hotels, Restaurants & Leisure
Starbucks Corp.	4,211,988	239,409,398	0.5
Other securities		629,684,193	1.4

		869,093,591	1.9

Household Durables
Other securities		98,275,455	0.2

Household Products
Other securities		248,057,605	0.6

S C H E D U L E O F I N V E S T M E N T S	31

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Industrial Conglomerates
3M Co.	1,526,227	$321,591,291	0.7%
Honeywell International Inc.	1,484,382	247,001,165	0.6
Other securities		17,919,224	0.0

		586,511,680	1.3

Insurance
Other securities		396,265,747	0.9

Interactive Media & Services
Alphabet Inc., Class A(a)	958,160	1,156,575,773	2.6
Alphabet Inc., Class C, NVS(a)	976,588	1,165,528,480	2.6
Facebook Inc., Class A(a)	7,626,893	1,254,318,823	2.8
Other securities		161,186,662	0.4

		3,737,609,738	8.4

Internet & Direct Marketing Retail
Amazon.com Inc.(a)	1,303,917	2,611,745,751	5.9
Booking Holdings Inc.(a)	152,018	301,603,712	0.7
Other securities		138,924,065	0.3

		3,052,273,528	6.9

IT Services
Accenture PLC, Class A	2,062,067	350,963,803	0.8
Automatic Data Processing Inc.	1,412,446	212,799,114	0.5
International Business Machines Corp.	2,118,508	320,339,595	0.7
Mastercard Inc., Class A	2,946,486	655,917,248	1.5
PayPal Holdings Inc.(a)	3,809,871	334,659,069	0.8
Visa Inc., Class A	5,733,885	860,598,800	1.9
Other securities		1,143,020,934	2.5

		3,878,298,563	8.7

Leisure Products
Other securities		55,477,257	0.1

Life Sciences Tools & Services
Other securities		347,433,052	0.8

Machinery
Caterpillar Inc.	1,710,819	260,882,789	0.6
Other securities		710,899,649	1.6

		971,782,438	2.2

Media
Other securities		271,614,642	0.6

Metals & Mining
Other securities		22,916,138	0.0

Multiline Retail
Other securities		127,210,059	0.3

Oil, Gas & Consumable Fuels
Other securities		283,968,293	0.6

Personal Products
Other securities		109,503,756	0.2

Pharmaceuticals
Eli Lilly & Co.	1,883,258	202,092,416	0.4
Johnson & Johnson	1,549,962	214,158,249	0.5
Other securities		420,067,450	1.0

		836,318,115	1.9

Professional Services
Other securities		201,643,019	0.5

Real Estate Management & Development
Other securities		27,710,362	0.1

Security	Shares	Value	% of Net Assets

Road & Rail
Union Pacific Corp.	2,180,429	$355,039,254	0.8%
Other securities		178,344,605	0.4

		533,383,859	1.2

Semiconductors & Semiconductor Equipment
Broadcom Inc.	828,229	204,348,941	0.5
NVIDIA Corp.	1,866,660	524,568,793	1.2
Texas Instruments Inc.	3,141,644	337,066,985	0.8
Other securities		815,527,660	1.7

		1,881,512,379	4.2

Software
Adobe Systems Inc.(a)	1,576,585	425,599,121	1.0
Microsoft Corp.	23,020,464	2,632,850,468	5.9
salesforce.com Inc.(a)	2,262,701	359,837,340	0.8
Other securities		1,309,652,145	2.9

		4,727,939,074	10.6

Specialty Retail
Home Depot Inc. (The)	3,696,648	765,760,633	1.7
Lowe’s Companies Inc.	2,618,239	300,626,202	0.7
TJX Companies Inc. (The)	2,010,783	225,247,912	0.5
Other securities		470,711,858	1.1

		1,762,346,605	4.0

Technology Hardware, Storage & Peripherals
Apple Inc.	15,503,943	3,499,860,093	7.9
Other securities		94,693,583	0.2

		3,594,553,676	8.1

Textiles, Apparel & Luxury Goods
NIKE Inc., Class B	4,023,896	340,904,469	0.8
Other securities		212,763,399	0.4

		553,667,868	1.2

Tobacco
Altria Group Inc.	6,072,359	366,223,971	0.8

Trading Companies & Distributors
Other securities		180,288,670	0.4

Wireless Telecommunication Services
Other securities		45,361,825	0.1

Total Common Stocks (Cost: $29,001,640,389)		44,428,651,488	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	805,620,309	805,861,995	1.8

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	182,585,776	$182,585,776	0.4%

		988,447,771	2.2

Total Short-Term Investments (Cost: $988,275,579)		988,447,771	2.2

Total Investments In Securities (Cost: $29,989,915,968)		45,417,099,259	102.1

Other Assets, Less Liabilities		(915,969,912)	(2.1)

Net Assets		$44,501,129,347	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	699,061,392	106,558,917	805,620,309	$805,861,995	$2,712,747	(b)	$55,267	$174,696
BlackRock Cash Funds: Treasury, SL Agency Shares	42,404,206	140,181,570	182,585,776	182,585,776	722,247		—	—

				$988,447,771	$3,434,994		$55,267	$174,696

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	462	12/21/18	$67,429	$175,699

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$175,699

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

S C H E D U L E O F I N V E S T M E N T S	33

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$6,068,004

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,510,058

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$67,215,360

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$44,428,651,488	$—	$—	$44,428,651,488
Money Market Funds	988,447,771	—	—	988,447,771

	$45,417,099,259	$—	$—	$45,417,099,259

Derivative financial instruments(a)
Assets
Futures Contracts	$175,699	$—	$—	$175,699

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
United Technologies Corp.	2,063,625	$288,515,411	0.8%
Other securities		325,065,855	0.8

		613,581,266	1.6

Airlines
Other securities		255,673,892	0.7

Auto Components
Other securities		89,249,114	0.2

Automobiles
Other securities		243,776,902	0.7

Banks
Bank of America Corp.	25,656,999	755,855,191	2.0
Citigroup Inc.	6,937,746	497,713,898	1.3
JPMorgan Chase & Co.	9,216,749	1,040,017,957	2.8
PNC Financial Services Group Inc. (The)(a)	1,278,453	174,112,514	0.5
U.S. Bancorp.	4,236,582	223,733,895	0.6
Wells Fargo & Co	11,963,058	628,778,329	1.7
Other securities		964,150,892	2.5

		4,284,362,676	11.4

Beverages
Other securities		187,649,370	0.5

Biotechnology
Other securities		141,148,257	0.4

Building Products
Other securities		142,437,315	0.4

Capital Markets
BlackRock Inc.(a)	339,317	159,930,281	0.4
CME Group Inc.	851,633	144,956,453	0.4
Goldman Sachs Group Inc. (The)	975,177	218,673,690	0.6
Morgan Stanley	3,388,851	157,818,791	0.4
Other securities		535,265,024	1.4

		1,216,644,239	3.2

Chemicals
DowDuPont Inc.	6,398,256	411,471,843	1.1
Other securities		583,204,872	1.5

		994,676,715	2.6

Commercial Services & Supplies
Other securities		85,334,920	0.2

Communications Equipment
Cisco Systems Inc.	12,973,730	631,171,964	1.7
Other securities		114,160,115	0.3

		745,332,079	2.0

Construction & Engineering
Other securities		82,012,854	0.2

Construction Materials
Other securities		6,225,557	0.0

Consumer Finance
Other securities		328,493,435	0.9

Containers & Packaging
Other securities		212,796,712	0.6

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$62,390,455	0.2%

Diversified Consumer Services
Other securities		32,428,594	0.1

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	4,665,970	999,030,837	2.7
Other securities		46,782,326	0.1

		1,045,813,163	2.8

Diversified Telecommunication Services
AT&T Inc.	20,031,990	672,674,224	1.8
Verizon Communications Inc.	11,400,034	608,647,816	1.6
Other securities		55,928,674	0.2

		1,337,250,714	3.6

Electric Utilities
Duke Energy Corp.	1,964,653	157,211,533	0.4
NextEra Energy Inc.	1,297,603	217,478,263	0.6
Other securities		854,671,460	2.3

		1,229,361,256	3.3

Electrical Equipment
Other securities		242,013,097	0.7

Electronic Equipment, Instruments & Components
Other securities		227,150,048	0.6

Energy Equipment & Services
Schlumberger Ltd.	3,819,499	232,683,879	0.6
Other securities		154,607,500	0.4

		387,291,379	1.0

Entertainment
Twenty-First Century Fox Inc., Class A, NVS	2,874,997	133,198,611	0.4
Walt Disney Co. (The)	1,166,828	136,448,866	0.4
Other securities		179,279,610	0.4

		448,927,087	1.2

Equity Real Estate Investment Trusts (REITs)
Other securities		1,691,500,351	4.5

Food & Staples Retailing
Walmart Inc.	3,931,648	369,221,064	1.0
Walgreens Boots Alliance Inc.	2,331,154	169,941,126	0.5
Other securities		93,725,341	0.2

		632,887,531	1.7

Food Products
Mondelez International Inc., Class A	3,990,510	171,432,310	0.5
Other securities		585,852,434	1.5

		757,284,744	2.0

Gas Utilities
Other securities		67,245,718	0.2

Health Care Equipment & Supplies
Abbott Laboratories	4,714,769	345,875,454	0.9
Becton Dickinson and Co.	663,439	173,157,579	0.4
Danaher Corp.	1,702,970	185,044,720	0.5
Medtronic PLC	3,728,755	366,797,629	1.0
Other securities		367,873,723	1.0

		1,438,749,105	3.8

Health Care Providers & Services
Anthem Inc.	716,882	196,461,512	0.5
CVS Health Corp.	2,800,363	220,444,575	0.6

S C H E D U L E O F I N V E S T M E N T S	35

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Providers & Services (continued)
Express Scripts Holding Co.(b)	1,419,912	$134,905,839	0.4%
Other securities		553,959,093	1.4

		1,105,771,019	2.9

Health Care Technology
Other securities		31,190,671	0.1

Hotels, Restaurants & Leisure
McDonald’s Corp.	1,724,940	288,565,213	0.8
Other securities		392,456,869	1.0

		681,022,082	1.8

Household Durables
Other securities		165,667,254	0.4

Household Products
Procter & Gamble Co. (The)	6,864,350	571,319,850	1.5
Other securities		163,868,151	0.5

		735,188,001	2.0

Independent Power and Renewable Electricity Producers
Other securities		84,740,557	0.2

Industrial Conglomerates
General Electric Co.	23,754,354	268,186,657	0.7
Other securities		270,733,870	0.7

		538,920,527	1.4

Insurance
Chubb Ltd.	1,276,846	170,637,699	0.5
Other securities		1,395,572,413	3.7

		1,566,210,112	4.2

Interactive Media & Services
Other securities		5,627,779	0.0

Internet & Direct Marketing Retail
Other securities		92,421,908	0.3

IT Services
Other securities		470,290,853	1.3

Leisure Products
Other securities		33,262,729	0.1

Life Sciences Tools & Services
Thermo Fisher Scientific Inc.	1,039,662	253,760,701	0.7
Other securities		204,888,671	0.5

		458,649,372	1.2

Machinery
Other securities		527,677,812	1.4

Marine
Other securities		13,384,707	0.0

Media
Comcast Corp., Class A	12,590,278	445,821,744	1.2
Other securities		254,878,677	0.7

		700,700,421	1.9

Metals & Mining
Other securities		239,282,500	0.6

Mortgage Real Estate Investment
Other securities		120,841,192	0.3

Multi-Utilities
Other securities		650,447,124	1.7

Security	Shares	Value	% of Net Assets

Multiline Retail
Other securities		$237,641,384	0.6%

Oil, Gas & Consumable Fuels
Chevron Corp.	5,249,328	641,887,828	1.7
ConocoPhillips	3,226,399	249,723,283	0.7
EOG Resources Inc.	1,412,762	180,226,048	0.5
Exxon Mobil Corp.	11,675,385	992,641,233	2.6
Occidental Petroleum Corp.	2,111,085	173,467,854	0.5
Valero Energy Corp.	1,185,797	134,884,409	0.4
Other securities		1,286,901,926	3.3

		3,659,732,581	9.7

Paper & Forest Products
Other securities		8,987,639	0.0

Personal Products
Other securities		38,143,792	0.1

Pharmaceuticals
Allergan PLC	933,557	177,823,937	0.5
Johnson & Johnson	6,067,022	838,280,430	2.2
Merck & Co. Inc.	6,844,144	485,523,575	1.3
Pfizer Inc.	15,989,218	704,644,837	1.9
Other securities		331,500,260	0.8

		2,537,773,039	6.7

Professional Services
Other securities		138,956,429	0.4

Real Estate Management & Development
Other securities		52,896,559	0.1

Road & Rail
Norfolk Southern Corp.	777,810	140,394,705	0.4
Other securities		190,950,742	0.5

		331,345,447	0.9

Semiconductors & Semiconductor Equipment
Intel Corp.	12,721,329	601,591,648	1.6
QUALCOMM Inc.	4,085,525	294,280,366	0.8
Other securities		396,794,608	1.0

		1,292,666,622	3.4

Software
Oracle Corp.	6,972,465	359,500,295	1.0
Other securities		326,610,967	0.8

		686,111,262	1.8

Specialty Retail
Other securities		202,651,876	0.5

Technology Hardware, Storage & Peripherals
Other securities		248,876,733	0.7

Textiles, Apparel & Luxury Goods
Other securities		132,002,613	0.4

Thrifts & Mortgage Finance
Other securities		15,681,191	0.0

Tobacco
Philip Morris International Inc.	4,280,647	349,043,956	0.9

Trading Companies & Distributors
Other securities		52,032,172	0.1

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Transportation Infrastructure
Other securities		$10,121,107	0.0%

Water Utilities
Other securities		61,752,572	0.2

Wireless Telecommunication Services
Other securities		41,861,909	0.1

Total Common Stocks (Cost: $32,444,591,916)		37,549,264,048	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(c),(d)	463,077,955	463,216,878	1.2
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(c)	285,166,997	285,166,997	0.8

		748,383,875	2.0

Total Short-Term Investments (Cost: $748,307,047)		748,383,875	2.0

Total Investments In Securities (Cost: $33,192,898,963)		38,297,647,923	101.7
Other Assets, Less Liabilities		(654,779,837)	(1.7)

Net Assets		$37,642,868,086	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	353,837,224	109,240,731	(b)	—	463,077,955	$463,216,878	$700,808	(c)	$19,766	$85,453
BlackRock Cash Funds: Treasury, SL Agency Shares	37,607,284	247,559,713	(b)	—	285,166,997	285,166,997	617,847		—	—
BlackRock Inc.	371,546	47,565		(79,794)	339,317	159,930,281	2,125,200		6,765,307	(31,570,637)
PNC Financial Services Group Inc. (The)	1,421,666	176,964		(320,177)	1,278,453	174,112,514	2,293,022		9,429,892	(30,661,941)

						$1,082,426,670	$5,736,877		$16,214,965	$(62,147,125)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	383	12/21/18	$55,899	$108,065
S&P MidCap 400 E-Mini	171	12/21/18	34,631	(427,531)

				$(319,466)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$108,065

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$427,531

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$5,854,201

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$3,192,399

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$81,808,360

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$37,549,264,048	$—	$—	$37,549,264,048
Money Market Funds	748,383,875	—	—	748,383,875

	$38,297,647,923	$—	$—	$38,297,647,923

Derivative financial instruments(a)
Assets
Futures Contracts	$108,065	$—	$—	$108,065
Liabilities
Futures Contracts	(427,531)	—	—	(427,531)

	$(319,466)	$—	$—	$(319,466)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Summary Schedule of Investments (unaudited)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$686,125,775	1.4%

Air Freight & Logistics
Other securities		162,198,189	0.3

Airlines
Other securities		217,822,874	0.4

Auto Components
Other securities		500,800,213	1.0

Automobiles
Other securities		22,537,458	0.0

Banks
Hancock Holding Co.	1,866,545	88,754,215	0.2
IBERIABANK Corp.	1,217,379	99,033,782	0.2
Other securities		4,489,708,889	9.0

		4,677,496,886	9.4

Beverages
Other securities		147,720,771	0.3

Biotechnology
FibroGen Inc.(a),(b)	1,631,037	99,085,498	0.2
Ligand Pharmaceuticals Inc.(a),(b)	459,187	126,042,240	0.3
Loxo Oncology Inc.(a),(b)	587,286	100,326,067	0.2
Other securities		3,031,039,876	6.0

		3,356,493,681	6.7

Building Products
Trex Co. Inc.(a),(b)	1,297,600	99,889,248	0.2
Other securities		539,041,667	1.1

		638,930,915	1.3

Capital Markets
Other securities		632,808,379	1.3

Chemicals
Ingevity Corp.(a)	933,168	95,071,156	0.2
Other securities		915,095,704	1.8

		1,010,166,860	2.0

Commercial Services & Supplies
Other securities		1,247,077,286	2.5

Communications Equipment
Ciena Corp.(a),(b)	3,120,803	97,493,886	0.2
Other securities		683,492,709	1.4

		780,986,595	1.6

Construction & Engineering
EMCOR Group Inc.	1,275,264	95,785,079	0.2
Other securities		428,500,522	0.9

		524,285,601	1.1

Construction Materials
Other securities		67,565,134	0.1

Consumer Finance
Green Dot Corp., Class A(a)	1,049,996	93,260,645	0.2
Other securities		249,456,768	0.5

		342,717,413	0.7

Containers & Packaging
Other securities		60,547,141	0.1

Security	Shares	Value	% of Net Assets

Distributors
Other securities		$43,949,764	0.1%

Diversified Consumer Services
Other securities		414,146,692	0.8

Diversified Financial Services
Other securities		88,153,200	0.2

Diversified Telecommunication Services
Other securities		299,038,652	0.6

Electric Utilities
IDACORP Inc.	1,109,277	110,073,557	0.2
Portland General Electric Co.	1,948,779	88,883,810	0.2
Other securities		296,281,950	0.6

		495,239,317	1.0

Electrical Equipment
Other securities		350,224,288	0.7

Electronic Equipment, Instruments & Components
Other securities		1,143,397,977	2.3

Energy Equipment & Services
Other securities		935,441,930	1.9

Entertainment
World Wrestling Entertainment Inc., Class A(b)	937,727	90,706,333	0.2
Other securities		195,240,588	0.4

		285,946,921	0.6

Equity Real Estate Investment Trusts (REITs)
Gramercy Property Trust	3,524,945	96,724,491	0.2
Sabra Health Care REIT Inc.(b)	3,903,829	90,256,526	0.2
Other securities		2,962,785,543	5.9

		3,149,766,560	6.3

Food & Staples Retailing
Other securities		314,247,423	0.6

Food Products
Other securities		491,159,289	1.0

Gas Utilities
New Jersey Resources Corp.	1,916,699	88,359,824	0.2
ONE Gas Inc.	1,143,505	94,087,591	0.2
Other securities		305,077,643	0.6

		487,525,058	1.0

Health Care Equipment & Supplies
Globus Medical Inc., Class A(a)	1,598,676	90,740,850	0.2
Haemonetics Corp.(a),(b)	1,139,684	130,584,993	0.3
Inogen Inc.(a),(b)	386,850	94,437,822	0.2
LivaNova PLC(a),(b)	1,069,515	132,587,775	0.3
Other securities		1,473,863,260	2.9

		1,922,214,700	3.9

Health Care Providers & Services
HealthEquity Inc.(a),(b)	1,189,069	112,260,004	0.2
Other securities		835,442,881	1.7

		947,702,885	1.9

Health Care Technology
Medidata Solutions Inc.(a),(b)	1,269,148	93,041,240	0.2
Teladoc Health Inc.(a),(b)	1,467,003	126,675,709	0.3

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Technology (continued)
Other securities		$352,677,351	0.7%

		572,394,300	1.2

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	852,684	95,287,437	0.2
Planet Fitness Inc., Class A(a)	1,943,262	104,994,446	0.2
Texas Roadhouse Inc.	1,476,413	102,300,657	0.2
Other securities		1,193,199,981	2.4

		1,495,782,521	3.0

Household Durables
Other securities		773,469,211	1.6

Household Products
Other securities		93,712,989	0.2

Independent Power and Renewable Electricity Producers
Other securities		150,609,530	0.3

Industrial Conglomerates
Other securities		35,669,994	0.1

Insurance
Primerica Inc.	842,419	101,553,610	0.2
Other securities		1,189,691,847	2.4

		1,291,245,457	2.6

Interactive Media & Services
Yelp Inc.(a),(b)	1,778,794	87,516,665	0.2
Other securities		203,375,052	0.4

		290,891,717	0.6

Internet & Direct Marketing Retail
Etsy Inc.(a),(b)	2,614,268	134,321,090	0.3
Stamps.com Inc.(a)	384,247	86,916,671	0.2
Other securities		270,702,230	0.5

		491,939,991	1.0

IT Services
CACI International Inc., Class A(a),(b)	535,550	98,621,533	0.2
MAXIMUS Inc.	1,400,731	91,131,559	0.2
Other securities		902,849,214	1.8

		1,092,602,306	2.2

Leisure Products
Other securities		206,706,768	0.4

Life Sciences Tools & Services
Other securities		273,451,007	0.6

Machinery
Proto Labs Inc.(a),(b)	595,905	96,387,634	0.2
Woodward Inc.	1,176,736	95,150,873	0.2
Other securities		1,763,302,476	3.5

		1,954,840,983	3.9

Marine
Other securities		65,214,729	0.1

Media
Other securities		650,710,096	1.3

Metals & Mining
Other securities		650,656,687	1.3

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(b),(c)	1,305,393	26,421,154	0.1

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment (continued)
Other securities		$491,130,365	0.9%

		517,551,519	1.0

Multi-Utilities
Other securities		221,427,574	0.4

Multiline Retail
Ollie’s Bargain Outlet Holdings Inc.(a),(b)	1,093,017	105,038,934	0.2
Other securities		68,436,886	0.1

		173,475,820	0.3

Oil, Gas & Consumable Fuels
Other securities		1,470,230,158	3.0

Paper & Forest Products
Other securities		291,087,400	0.6

Personal Products
Other securities		185,653,324	0.4

Pharmaceuticals
Other securities		1,115,038,275	2.2

Professional Services
ASGN Inc.(a),(b)	1,112,037	87,773,080	0.2
Insperity Inc.	839,950	99,072,103	0.2
Other securities		532,863,445	1.0

		719,708,628	1.4

Real Estate Management & Development
Other securities		270,402,650	0.5

Road & Rail
Other securities		253,473,134	0.5

Semiconductors & Semiconductor Equipment
Entegris Inc.	3,098,049	89,688,518	0.2
Integrated Device Technology Inc.(a)	2,843,022	133,650,464	0.3
Other securities		985,761,169	1.9

		1,209,100,151	2.4

Software
Blackbaud Inc.(b)	1,054,960	107,057,341	0.2
Coupa Software Inc.(a),(b)	1,166,867	92,299,180	0.2
HubSpot Inc.(a),(b)	794,218	119,887,207	0.2
New Relic Inc.(a),(b)	972,567	91,644,988	0.2
Trade Desk Inc. (The), Class A(a),(b)	713,079	107,610,752	0.2
Other securities		2,035,036,913	4.1

		2,553,536,381	5.1

Specialty Retail
American Eagle Outfitters Inc.	3,537,795	87,843,450	0.2
Five Below Inc.(a),(b)	1,196,197	155,577,382	0.3
Other securities		1,308,494,661	2.6

		1,551,915,493	3.1

Technology Hardware, Storage & Peripherals
Other securities		149,837,295	0.3

Textiles, Apparel & Luxury Goods
Other securities		412,684,041	0.8

Thrifts & Mortgage Finance
Essent Group Ltd.(a)	2,088,629	92,421,833	0.2
MGIC Investment Corp.(a)	7,933,679	105,597,268	0.2
PennyMac Financial Services Inc., Class A(c)	224,219	4,686,177	0.0
Radian Group Inc.	4,718,681	97,535,136	0.2

S C H E D U L E O F I N V E S T M E N T S	41

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Thrifts & Mortgage Finance (continued)
Other securities		$781,803,905	1.6%

		1,082,044,319	2.2

Tobacco
Other securities		83,854,651	0.2

Trading Companies & Distributors
Other securities		650,640,173	1.3

Water Utilities
Other securities		189,920,629	0.4

Wireless Telecommunication Services
Other securities		95,260,538	0.2

Total Common Stocks (Cost: $53,868,070,526)		49,731,176,266	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	6,172,260,959	6,174,112,638	12.4
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	184,021,189	184,021,189	0.3

		6,358,133,827	12.7

Total Short-Term Investments (Cost: $6,356,635,495)		6,358,133,827	12.7

Total Investments In Securities (Cost: $60,224,706,021)		56,089,310,093	112.5

Other Assets, Less Liabilities		(6,249,452,695)	(12.5)

Net Assets		$49,839,857,398	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	5,433,189,443	739,071,516	(b)	—	6,172,260,959	$6,174,112,638	$37,634,207	(c)	$54,832	$1,687,872
BlackRock Cash Funds: Treasury, SL Agency Shares	114,945,427	69,075,762	(b)	—	184,021,189	184,021,189	681,622		—	—
PennyMac Financial Services Inc.	224,219	—		—	224,219	4,686,177	89,688		—	(392,383)
PennyMac Mortgage Investment Trust	1,193,110	770,068		(657,785)	1,305,393	26,421,154	1,146,910		927,617	1,770,224

						$6,389,241,158	$39,552,427		$982,449	$3,065,713

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	1,283	12/21/18	$109,106	$(617,495)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$617,495

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$9,616,252

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(109,840)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$89,578,395

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$49,730,114,344	$—	$1,061,922	$49,731,176,266
Money Market Funds	6,358,133,827	—	—	6,358,133,827

	$56,088,248,171	$—	$1,061,922	$56,089,310,093

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(617,495)	$—	$—	$(617,495)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	43

Summary Schedule of Investments (unaudited)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Axon Enterprise Inc.(a),(b)	551,536	$37,741,608	0.3%
Other securities		89,971,186	0.8

		127,712,794	1.1

Air Freight & Logistics
Other securities		49,301,714	0.4

Airlines
Other securities		16,035,950	0.1

Auto Components
Other securities		112,973,706	1.0

Automobiles
Other securities		9,697,303	0.1

Banks
First Financial Bankshares Inc.(b)	624,132	36,886,201	0.3
Other securities		259,274,200	2.3

		296,160,401	2.6

Beverages
Other securities		63,023,466	0.6

Biotechnology
FibroGen Inc.(a),(b)	717,835	43,608,476	0.4
Ligand Pharmaceuticals Inc.(a)	200,879	55,139,277	0.5
Loxo Oncology Inc.(a),(b)	258,011	44,076,019	0.4
Other securities		1,216,558,247	10.8

		1,359,382,019	12.1

Building Products
Trex Co. Inc.(a)	567,748	43,705,241	0.4
Other securities		198,442,280	1.8

		242,147,521	2.2

Capital Markets
Other securities		157,918,261	1.4

Chemicals
Balchem Corp.	307,997	34,523,384	0.3
Ingevity Corp.(a),(b)	407,208	41,486,351	0.4
Other securities		206,340,033	1.8

		282,349,768	2.5

Commercial Services & Supplies
MSA Safety Inc.	327,477	34,856,652	0.3
Other securities		321,146,555	2.9

		356,003,207	3.2

Communications Equipment
Lumentum Holdings Inc.(a),(b)	602,122	36,097,214	0.3
Other securities		76,446,302	0.7

		112,543,516	1.0

Construction & Engineering
Other securities		146,990,505	1.3

Construction Materials
Other securities		28,074,291	0.3

Consumer Finance
Green Dot Corp., Class A(a)	464,890	41,291,530	0.4
Other securities		49,726,273	0.4

		91,017,803	0.8

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$9,290,046	0.1%

Distributors
Other securities		3,543,258	0.0

Diversified Consumer Services
Other securities		112,158,157	1.0

Diversified Financial Services
Other securities		4,009,926	0.0

Diversified Telecommunication Services
Other securities		63,047,462	0.6

Electric Utilities
Other securities		912,681	0.0

Electrical Equipment
Other securities		93,402,941	0.8

Electronic Equipment, Instruments & Components
Other securities		161,655,223	1.4

Energy Equipment & Services
Other securities		69,807,187	0.6

Entertainment
World Wrestling Entertainment Inc., Class A(b)	412,819	39,931,982	0.4
Other securities		59,272,079	0.5

		99,204,061	0.9

Equity Real Estate Investment Trusts (REITs)
Ryman Hospitality Properties Inc.	429,617	37,020,097	0.3
Other securities		181,550,114	1.6

		218,570,211	1.9

Food & Staples Retailing
Other securities		63,774,746	0.6

Food Products
Other securities		80,757,907	0.7

Gas Utilities
Other securities		8,498,425	0.1

Health Care Equipment & Supplies
Globus Medical Inc., Class A(a),(b)	697,567	39,593,903	0.4
Haemonetics Corp.(a)	498,509	57,119,161	0.5
Inogen Inc.(a),(b)	169,354	41,342,698	0.4
LivaNova PLC(a)	368,164	45,641,291	0.4
Neogen Corp.(a),(b)	482,878	34,540,263	0.3
Novocure Ltd.(a),(b)	702,548	36,813,515	0.3
NuVasive Inc.(a),(b)	493,794	35,049,498	0.3
Other securities		456,427,661	4.0

		746,527,990	6.6

Health Care Providers & Services
HealthEquity Inc.(a),(b)	519,991	49,092,350	0.4
Other securities		253,151,697	2.3

		302,244,047	2.7

Health Care Technology
Medidata Solutions Inc.(a),(b)	554,495	40,650,028	0.4
Teladoc Health Inc.(a),(b)	643,535	55,569,247	0.5
Other securities		110,559,452	0.9

		206,778,727	1.8

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Marriott Vacations Worldwide Corp.	310,174	$34,661,944	0.3%
Planet Fitness Inc., Class A(a)	849,491	45,897,999	0.4
Texas Roadhouse Inc.	651,363	45,132,942	0.4
Other securities		391,146,260	3.5

		516,839,145	4.6

Household Durables
Other securities		164,009,285	1.5

Household Products
Other securities		34,950,779	0.3

Independent Power and Renewable Electricity Producers
Other securities		1,451,985	0.0

Industrial Conglomerates
Other securities		15,751,771	0.1

Insurance
Primerica Inc.	354,796	42,770,658	0.4
Other securities		117,529,158	1.0

		160,299,816	1.4

Interactive Media & Services
Yelp Inc.(a),(b)	774,861	38,123,161	0.3
Other securities		66,912,489	0.6

		105,035,650	0.9

Internet & Direct Marketing Retail
Etsy Inc.(a),(b)	1,147,513	58,959,218	0.5
Stamps.com Inc.(a),(b)	168,696	38,159,035	0.3
Other securities		88,913,253	0.9

		186,031,506	1.7

IT Services
MAXIMUS Inc.	612,881	39,874,038	0.4
Other securities		250,064,054	2.2

		289,938,092	2.6

Leisure Products
Other securities		50,730,997	0.5

Life Sciences Tools & Services
Other securities		70,293,873	0.6

Machinery
John Bean Technologies Corp.(b)	300,679	35,871,005	0.3
Proto Labs Inc.(a),(b)	260,304	42,104,172	0.4
Woodward Inc.	514,787	41,625,677	0.4
Other securities		411,660,827	3.6

		531,261,681	4.7

Marine
Other securities		7,321,825	0.1

Media
Nexstar Media Group Inc., Class A	430,058	35,006,721	0.3
Other securities		53,693,643	0.5

		88,700,364	0.8

Metals & Mining
Other securities		61,763,430	0.6

Mortgage Real Estate Investment
Other securities		1,485,698	0.0

Multiline Retail
Ollie’s Bargain Outlet Holdings Inc.(a),(b)	477,464	45,884,290	0.4

Security	Shares	Value	% of Net Assets

Multiline Retail (continued)
Other securities		$3,854,847	0.0%

		49,739,137	0.4

Oil, Gas & Consumable Fuels
Other securities		188,780,693	1.7

Paper & Forest Products
Other securities		61,238,442	0.6

Personal Products
Other securities		55,263,699	0.5

Pharmaceuticals
Other securities		373,806,389	3.3

Professional Services
ASGNInc.(a),(b)	487,328	38,464,799	0.4
Insperity Inc.	368,120	43,419,754	0.4
Other securities		133,843,749	1.1

		215,728,302	1.9

Real Estate Management & Development
Other securities		67,932,412	0.6

Road & Rail
Other securities		67,980,728	0.6

Semiconductors & Semiconductor Equipment
Entegris Inc.	1,363,429	39,471,270	0.4
Integrated Device Technology Inc.(a)	1,243,884	58,474,987	0.5
Silicon Laboratories Inc.(a)	412,405	37,858,779	0.3
Other securities		219,069,997	2.0

		354,875,033	3.2

Software
Blackbaud Inc.(b)	463,477	47,033,646	0.4
Coupa Software Inc.(a),(b)	510,744	40,399,850	0.4
HubSpot Inc.(a),(b)	348,156	52,554,148	0.5
j2 Global Inc.	449,993	37,281,920	0.3
New Relic Inc.(a)	425,747	40,118,140	0.4
Trade Desk Inc. (The), Class A(a)	312,131	47,103,689	0.4
Other securities		761,213,860	6.7

		1,025,705,253	9.1

Specialty Retail
American Eagle Outfitters Inc.	1,397,481	34,699,453	0.3
Five Below Inc.(a),(b)	524,728	68,246,124	0.6
Other securities		222,585,565	2.0

		325,531,142	2.9

Technology Hardware, Storage & Peripherals
Other securities		10,450,705	0.1

Textiles, Apparel & Luxury Goods
Wolverine World Wide Inc.	886,900	34,633,445	0.3
Other securities		102,109,675	0.9

		136,743,120	1.2

Thrifts & Mortgage Finance
Other securities		97,550,002	0.9

Tobacco
Other securities		12,206,422	0.1

Trading Companies & Distributors
Other securities		150,678,408	1.3

S C H E D U L E O F I N V E S T M E N T S	45

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities
Other securities		$35,019,560	0.3%

Wireless Telecommunication Services
Other securities		33,939,372	0.3

Total Common Stocks (Cost: $10,229,978,090)		11,244,549,936	99.9

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	1,930,246,117	1,930,825,192	17.1
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	31,516,603	31,516,603	0.3

		1,962,341,795	17.4

Total Short-Term Investments (Cost: $1,961,881,397)		1,962,341,795	17.4

Total Investments In Securities (Cost: $12,191,859,487)		13,206,891,731	117.3
Other Assets, Less Liabilities		(1,948,082,962)	(17.3)

Net Assets		$11,258,808,769	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,455,135,686	475,110,431	1,930,246,117	$1,930,825,192	$12,494,453	(b)	$(1,814)	$490,997
BlackRock Cash Funds: Treasury, SL Agency Shares	6,408,863	25,107,740	31,516,603	31,516,603	167,329		—	—

				$1,962,341,795	$12,661,782		$(1,814)	$490,997

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	174	12/21/18	$14,797	$(159,975)

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$159,975

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$1,961,162

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$59,485

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$15,087,367

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$11,244,052,368	$—	$497,568	$11,244,549,936
Money Market Funds	1,962,341,795	—	—	1,962,341,795

	$13,206,394,163	$—	$497,568	$13,206,891,731

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(159,975)	$—	$—	$(159,975)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	47

Summary Schedule of Investments (unaudited)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$166,597,537	1.6%

Air Freight & Logistics
Other securities		21,414,889	0.2

Airlines
Spirit Airlines Inc.(a),(b)	631,274	29,650,940	0.3
Other securities		47,119,819	0.5

		76,770,759	0.8

Auto Components
Other securities		102,601,481	1.0

Banks
Cathay General Bancorp.	711,561	29,487,088	0.3
Chemical Financial Corp.	656,292	35,045,993	0.4
Hancock Holding Co.	783,029	37,233,029	0.4
IBERIABANK Corp.	509,466	41,445,059	0.4
MB Financial Inc.	699,866	32,270,821	0.3
UMB Financial Corp.	417,010	29,566,009	0.3
United Bankshares Inc./WV	916,735	33,323,317	0.3
Valley National Bancorp.	2,960,377	33,304,241	0.3
Other securities		1,407,026,797	13.9

		1,678,702,354	16.6

Beverages
Other securities		1,091,188	0.0

Biotechnology
Other securities		109,478,455	1.1

Building Products
Other securities		36,439,865	0.4

Capital Markets
Stifel Financial Corp.(a)	638,385	32,723,615	0.3
Other securities		78,498,232	0.8

		111,221,847	1.1

Chemicals
Other securities		153,086,463	1.5

Commercial Services & Supplies
Other securities		183,167,160	1.8

Communications Equipment
Ciena Corp.(b)	1,315,200	41,086,848	0.4
ViaSat Inc.(a),(b)	507,326	32,443,498	0.3
Other securities		147,165,557	1.5

		220,695,903	2.2

Construction & Engineering
Other securities		80,128,448	0.8

Construction Materials
Other securities		1,369,783	0.0

Consumer Finance
Other securities		57,187,946	0.6

Containers & Packaging
Other securities		16,539,567	0.2

Distributors
Other securities		15,030,593	0.1

Security	Shares	Value	% of Net Assets

Diversified Consumer Services
Other securities		$66,587,645	0.7%

Diversified Financial Services
Other securities		32,964,013	0.3

Diversified Telecommunication Services
Other securities		65,388,634	0.6

Electric Utilities
ALLETE Inc.	473,969	35,552,415	0.3
IDACORP Inc.	463,407	45,983,877	0.4
Portland General Electric Co.	822,973	37,535,798	0.4
Other securities		87,962,673	0.9

		207,034,763	2.0

Electrical Equipment
Other securities		57,079,716	0.6

Electronic Equipment, Instruments & Components
Other securities		324,951,148	3.2

Energy Equipment & Services
McDermott International Inc.(a),(b)	1,650,401	30,416,891	0.3
Other securities		295,066,440	2.9

		325,483,331	3.2

Entertainment
Other securities		24,785,877	0.2

Equity Real Estate Investment Trusts (REITs)
Cousins Properties Inc.(a)	3,868,658	34,392,370	0.3
Gramercy Property Trust	1,471,681	40,382,927	0.4
Healthcare Realty Trust Inc.(a)	1,140,713	33,377,262	0.3
LaSalle Hotel Properties	1,019,331	35,258,659	0.4
RLJ Lodging Trust(a)	1,599,718	35,241,788	0.4
Sabra Health Care REIT Inc.(a)	1,636,709	37,840,712	0.4
Sunstone Hotel Investors Inc.(a)	2,096,388	34,296,908	0.3
Other securities		863,682,017	8.5

		1,114,472,643	11.0

Food & Staples Retailing
Other securities		70,978,151	0.7

Food Products
Darling Ingredients Inc.(a),(b)	1,507,753	29,129,788	0.3
Other securities		101,005,877	1.0

		130,135,665	1.3

Gas Utilities
New Jersey Resources Corp.	743,067	34,255,389	0.3
ONE Gas Inc.	478,297	39,354,277	0.4
Southwest Gas Holdings Inc.	451,282	35,664,817	0.4
Spire Inc.	453,333	33,342,642	0.3
Other securities		53,673,141	0.5

		196,290,266	1.9

Health Care Equipment & Supplies
Avanos Medical Inc.(b)	431,194	29,536,789	0.3
Other securities		61,044,105	0.6

		90,580,894	0.9

Health Care Providers & Services
Other securities		110,209,435	1.1

Health Care Technology
Other securities		42,306,179	0.4

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure
Other securities		$129,225,482	1.3%

Household Durables
Helen of Troy Ltd.(a),(b)	225,321	29,494,519	0.3
Other securities		138,405,817	1.4

		167,900,336	1.7

Household Products
Other securities		5,619,211	0.1

Independent Power and Renewable Electricity Producers
Other securities		61,340,032	0.6

Insurance
American Equity Investment Life Holding Co.	823,994	29,136,428	0.3
CNO Financial Group Inc.	1,511,689	32,078,041	0.3
Selective Insurance Group Inc.	533,917	33,903,729	0.3
Other securities		296,556,728	3.0

		391,674,926	3.9

Interactive Media & Services
Other securities		21,113,421	0.2

Internet & Direct Marketing Retail
Other securities		28,366,828	0.3

IT Services
CACI International Inc., Class A(b)	225,411	41,509,436	0.4
Perspecta Inc.	1,321,662	33,993,147	0.3
Other securities		105,663,444	1.1

		181,166,027	1.8

Leisure Products
Other securities		38,094,248	0.4

Life Sciences Tools & Services
Other securities		47,378,534	0.5

Machinery
Other securities		312,297,835	3.1

Marine
Other securities		20,123,709	0.2

Media
Other securities		187,183,243	1.8

Metals & Mining
Allegheny Technologies Inc.(a),(b)	1,149,916	33,980,018	0.3

Cleveland-Cliffs Inc.(a),(b)	2,298,109	29,094,060	0.3
Other securities		150,817,797	1.5

		213,891,875	2.1

Mortgage Real Estate Investment
Blackstone Mortgage Trust Inc., Class A(a)	1,028,605	34,468,554	0.4
PennyMac Mortgage Investment Trust(c)	555,756	11,248,501	0.1
Other securities		171,000,901	1.6

		216,717,956	2.1

Multi-Utilities
Avista Corp.	601,017	30,387,419	0.3
Other securities		62,722,249	0.6

		93,109,668	0.9

Multiline Retail
Other securities		25,062,399	0.2

Security	Shares	Value	% of Net Assets

Oil, Gas & Consumable Fuels
Oasis Petroleum Inc.(a),(b)	2,469,937	$35,023,707	0.3%
PDC Energy Inc.(b)	606,615	29,699,870	0.3
Other securities		371,440,261	3.7

		436,163,838	4.3

Paper & Forest Products
Louisiana-Pacific Corp.	1,123,967	29,773,886	0.3
Other securities		33,835,617	0.3

		63,609,503	0.6

Personal Products
Other securities		24,615,902	0.2

Pharmaceuticals
Endo International PLC(b)	1,923,205	32,367,540	0.3
Other securities		76,676,451	0.8

		109,043,991	1.1

Professional Services
Other securities		95,854,840	0.9

Real Estate Management & Development
Other securities		47,624,333	0.5

Road & Rail
Other securities		41,180,275	0.4

Semiconductors & Semiconductor Equipment
Cree Inc.(a),(b)	926,160	35,073,679	0.4
Other securities		132,648,660	1.3

		167,722,339	1.7

Software
Verint Systems Inc.(a),(b)	585,678	29,342,468	0.3
Other securities		60,943,042	0.6

		90,285,510	0.9

Specialty Retail
Aaron’s Inc.	634,798	34,571,099	0.4
Signet Jewelers Ltd	540,859	35,658,834	0.4
Other securities		269,640,557	2.6

		339,870,490	3.4

Technology Hardware, Storage & Peripherals
Other securities		52,538,048	0.5

Textiles, Apparel & Luxury Goods
Other securities		41,909,523	0.4

Thrifts & Mortgage Finance
MGIC Investment Corp.(b)	3,320,109	44,190,651	0.4
PennyMac Financial Services Inc., Class A(c)	93,191	1,947,692	0.0
Radian Group Inc.	1,982,634	40,981,045	0.4
Other securities		273,013,705	2.7

		360,133,093	3.5

Tobacco
Other securities		23,724,727	0.2

Trading Companies & Distributors
GATX Corp.	344,621	29,840,732	0.3
Other securities		98,600,383	1.0

		128,441,115	1.3

Water Utilities
Other securities		45,901,875	0.4

S C H E D U L E O F I N V E S T M E N T S	49

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Value	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$7,428,967	0.1%

Total Common Stocks (Cost: $9,570,570,105)		10,107,086,697	99.7

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	945,057,154	945,340,672	9.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	43,372,398	43,372,398	0.5

		988,713,070	9.8

Total Short-Term Investments (Cost: $988,476,478)		988,713,070	9.8

Total Investments In Securities (Cost: $10,559,046,583)		11,095,799,767	109.5

Other Assets, Less Liabilities		(960,260,361)	(9.5)

Net Assets		$10,135,539,406	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	930,835,655	14,221,499	(b)	—	945,057,154	$945,340,672	$4,435,320	(c)	$23,209	$263,455
BlackRock Cash Funds: Treasury, SL Agency Shares	11,973,583	31,398,815	(b)	—	43,372,398	43,372,398	186,845		—	—
PennyMac Financial Services Inc.	93,191	—		—	93,191	1,947,692	37,276		—	(163,084)
PennyMac Mortgage Investment Trust	543,673	195,169		(183,086)	555,756	11,248,501	528,682		(131,282)	1,366,344

						$1,001,909,263	$5,188,123		$(108,073)	$1,466,715

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-mini	317	12/21/18	$26,958	$(320,377)

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$320,377

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts

Net Realized Gain (Loss) from:
Futures contracts	$2,636,773

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(11,507)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$26,781,120

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3		Total
Investments
Assets
Common Stocks	$10,107,086,697	$—	$0	(a)	$10,107,086,697
Money Market Funds	988,713,070	—	—		988,713,070

	$11,095,799,767	$—	$0	(a)	$11,095,799,767

Derivative financial instruments(b)
Liabilities
Futures Contracts	$(320,377)	$—	$—		$(320,377)

(a)	Rounds to less than $1.
(b)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	51

Statements of Assets and Liabilities (unaudited)
September 30, 2018

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF
ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$157,800,479	$1,231,466,693	$334,817,447	$21,146,505,138
Affiliated(c)	1,791,996	9,720,653	6,767,786	537,948,446
Cash	22,333	18,000	—	100,682
Cash pledged:
Futures contracts	7,000	79,000	25,000	1,389,000
Receivables:
Investments sold	—	—	560,363	991,888
Securities lending income — Affiliated	392	4,945	—	178,417
Capital shares sold	—	—	—	401,661
Dividends	116,320	578,000	352,102	18,284,314

Total assets	159,738,520	1,241,867,291	342,522,698	21,705,799,546

LIABILITIES
Collateral on securities loaned, at value	65,260	4,929,326	—	329,848,724
Payables:
Investments purchased	141,315	—	661,068	2,119,816
Variation margin on futures contracts	107	576	214	526
Income distributions	652,330	3,116,417	1,831,162	96,805,001
Investment advisory fees	19,248	199,327	54,854	2,609,404

Total liabilities	878,260	8,245,646	2,547,298	431,383,471

NET ASSETS	$158,860,260	$1,233,621,645	$339,975,400	$21,274,416,075

NET ASSETS CONSIST OF:
Paid-in capital	$129,001,896	$875,327,480	$301,865,402	$16,533,885,462
Undistributed net investment income	36,806	86,829	134,169	7,073,630
Accumulated net realized gain (loss)	2,333,235	(1,734,395)	(5,301,728)	398,888,597
Net unrealized appreciation	27,488,323	359,941,731	43,277,557	4,334,568,386

NET ASSETS	$158,860,260	$1,233,621,645	$339,975,400	$21,274,416,075

Shares outstanding	2,350,000	14,450,000	6,350,000	131,550,000

Net asset value	$67.60	$85.37	$53.54	$161.72

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$55,072	$4,159,801	$—	$318,370,589
(b) Investments, at cost — Unaffiliated	$130,431,068	$871,529,958	$292,559,058	$16,831,055,703
(c) Investments, at cost — Affiliated	$1,673,084	$9,720,630	$5,750,139	$518,844,803

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2018

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF
ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$44,428,651,488	$37,215,221,253	$49,700,068,935	$11,244,549,936
Affiliated(c)	988,447,771	1,082,426,670	6,389,241,158	1,962,341,795
Cash	229,873	170,150	1,939,081	426,704
Cash pledged:
Futures contracts	3,079,840	4,111,731	4,918,000	798,000
Receivables:
Investments sold	—	—	37,203,971	7,897,961
Securities lending income — Affiliated	653,299	132,451	5,866,097	2,021,963
Variation margin on futures contracts	—	93,913	275,850	42,114
Capital shares sold	14,962	—	10,725,308	925,009
Securities related to in-kind transactions	—	—	1,734,791	233,382
Dividends	19,374,126	49,317,649	51,737,935	3,554,753

Total assets	45,440,451,359	38,351,473,817	56,203,711,126	13,222,791,617

LIABILITIES
Collateral on securities loaned, at value	805,705,692	463,165,774	6,172,954,488	1,930,436,630
Payables:
Investments purchased	1,932,457	4,490,656	40,326,123	13,783,146
Variation margin on futures contracts	20,793	—	—	—
Capital shares redeemed	90,011	61,142	9,533,608	2,297,032
Securities related to in-kind transactions	—	—	320,641	—
Income distributions	124,473,815	234,835,070	133,105,967	15,241,252
Investment advisory fees	7,099,244	6,053,089	7,612,901	2,224,788

Total liabilities	939,322,012	708,605,731	6,363,853,728	1,963,982,848

NET ASSETS	$44,501,129,347	$37,642,868,086	$49,839,857,398	$11,258,808,769

NET ASSETS CONSIST OF:
Paid-in capital	$26,840,034,783	$32,863,386,850	$56,611,336,085	$10,064,217,408
Undistributed (distributions in excess of) net investment income	3,788,272	21,924,600	(424,527)	1,878,490
Accumulated net realized gain (loss)	2,229,947,302	(346,872,858)	(2,635,040,737)	177,840,602
Net unrealized appreciation (depreciation)	15,427,358,990	5,104,429,494	(4,136,013,423)	1,014,872,269

NET ASSETS	$44,501,129,347	$37,642,868,086	$49,839,857,398	$11,258,808,769

Shares outstanding	285,300,000	297,300,000	295,750,000	52,350,000

Net asset value	$155.98	$126.62	$168.52	$215.07

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$768,952,129	$454,820,723	$6,012,629,321	$1,880,793,489
(b) Investments, at cost — Unaffiliated	$29,001,640,389	$32,196,818,462	$53,835,710,232	$10,229,978,090
(c) Investments, at cost — Affiliated	$988,275,579	$996,080,501	$6,388,995,789	$1,961,881,397

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Assets and Liabilities (unaudited) (continued)
September 30, 2018

iShares Russell 2000 Value ETF
ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$10,093,890,504
Affiliated(c)	1,001,909,263
Cash	129,003
Cash pledged:
Futures contracts	1,216,000
Receivables:
Investments sold	8,479,711
Securities lending income — Affiliated	666,252
Variation margin on futures contracts	68,155
Dividends	18,771,208

Total assets	11,125,130,096

LIABILITIES
Collateral on securities loaned, at value	945,126,267
Payables:
Investments purchased	5,088,619
Income distributions	37,329,618
Investment advisory fees	2,046,186

Total liabilities	989,590,690

NET ASSETS	$10,135,539,406

NET ASSETS CONSIST OF:
Paid-in capital	$9,444,707,423
Distributions in excess of net investment income	(3,183,308)
Accumulated net realized gain	157,582,484
Net unrealized appreciation	536,432,807

NET ASSETS	$10,135,539,406

Shares outstanding	76,200,000

Net asset value	$133.01

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$919,674,405
(b) Investments, at cost — Unaffiliated	$9,558,054,686
(c) Investments, at cost — Affiliated	$1,000,991,897

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited)
Six Months Ended September 30, 2018

	iShares Russell Top 200 ETF	iShares Russell Top 200 Growth ETF	iShares Russell Top 200 Value ETF	iShares Russell 1000 ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$1,404,701	$7,666,410	$3,944,481	$204,859,480
Dividends — Affiliated	14,346	15,844	58,717	1,628,562
Interest— Unaffiliated	34	396	91	15,891
Securities lending income — Affiliated — net	2,450	36,137	86	884,088
Foreign taxes withheld	(103)	(121)	(446)	(16,843)

Total investment income	1,421,428	7,718,666	4,002,929	207,371,178

EXPENSES
Investment advisory fees	109,975	1,101,750	307,026	15,327,848

Total expenses	109,975	1,101,750	307,026	15,327,848

Net investment income	1,311,453	6,616,916	3,695,903	192,043,330

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(332,036)	(5,258,386)	(3,169,702)	(111,167,766)
Investments — Affiliated	(1,774)	1,806	(24,892)	(266,196)
In-kind redemptions — Unaffiliated	4,636,766	27,511,321	5,231,743	783,179,425
In-kind redemptions — Affiliated	37,430	—	51,613	4,329,032
Futures contracts	13,864	69,819	45,844	4,312,899

Net realized gain	4,354,250	22,324,560	2,134,606	680,387,394

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	11,430,230	139,536,182	16,879,182	1,288,164,280
Investments — Affiliated	(162,127)	402	(592,959)	(16,408,441)
Futures contracts	14,594	97,170	30,709	1,976,718

Net change in unrealized appreciation (depreciation)	11,282,697	139,633,754	16,316,932	1,273,732,557

Net realized and unrealized gain	15,636,947	161,958,314	18,451,538	1,954,119,951

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,948,400	$168,575,230	$22,147,441	$2,146,163,281

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Operations (unaudited) (continued)
Six Months Ended September 30, 2018

	iShares Russell 1000 Growth ETF	iShares Russell 1000 Value ETF	iShares Russell 2000 ETF	iShares Russell 2000 Growth ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$289,460,993	$496,197,618	$309,466,684	$34,601,583
Dividends — Affiliated	722,247	5,036,069	1,918,220	167,329
Interest — Unaffiliated	27,654	28,003	24,443	4,715
Securities lending income — Affiliated — net	2,712,747	700,808	37,634,207	12,494,453
Foreign taxes withheld	(3,360)	(60,108)	(77,047)	—

Total investment income	292,920,281	501,902,390	348,966,507	47,268,080

EXPENSES
Investment advisory fees	41,591,770	35,905,568	44,584,924	12,870,549

Total expenses	41,591,770	35,905,568	44,584,924	12,870,549

Net investment income	251,328,511	465,996,822	304,381,583	34,397,531

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(230,552,687)	(563,267,114)	(445,829,587)	(162,656,202)
Investments — Affiliated	55,267	(1,443,709)	54,832	(1,814)
In-kind redemptions — Unaffiliated	3,182,359,018	1,404,713,304	2,551,233,595	1,263,672,826
In-kind redemptions — Affiliated	—	17,658,674	927,617	—
Futures contracts	6,068,004	5,854,201	9,616,252	1,961,162
Foreign currency transactions	—	—	1,489	—
Litigation proceeds	—	—	—	973,844 (a)

Net realized gain	2,957,929,602	863,515,356	2,116,004,198	1,103,949,816

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	2,828,657,266	1,173,186,665	2,418,644,262	102,377,418
Investments — Affiliated	174,696	(62,147,125)	3,065,713	490,997
Futures contracts	3,510,058	3,192,399	(109,840)	59,485

Net change in unrealized appreciation (depreciation)	2,832,342,020	1,114,231,939	2,421,600,135	102,927,900

Net realized and unrealized gain	5,790,271,622	1,977,747,295	4,537,604,333	1,206,877,716

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,041,600,133	$2,443,744,117	$4,841,985,916	$1,241,275,247

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations (unaudited) (continued)
Six Months Ended September 30, 2018

iShares Russell 2000 Value ETF
INVESTMENT INCOME
Dividends — Unaffiliated	$93,239,642
Dividends — Affiliated	752,803
Interest — Unaffiliated	6,683
Securities lending income — Affiliated — net	4,435,320
Foreign taxes withheld	(33,950)

Total investment income	98,400,498

EXPENSES
Investment advisory fees	12,215,990

Total expenses	12,215,990

Net investment income	86,184,508

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(360,863,626)
Investments — Affiliated	(287,190)
In-kind redemptions — Unaffiliated	900,436,798
In-kind redemptions — Affiliated	179,117
Futures contracts	2,636,773
Foreign currency transactions	663

Net realized gain	542,102,535

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	278,858,412
Investments — Affiliated	1,466,715
Futures contracts	(11,507)

Net change in unrealized appreciation (depreciation)	280,313,620

Net realized and unrealized gain	822,416,155

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$908,600,663

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets

	iShares Russell Top 200 ETF		iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$1,311,453	$2,268,486	$6,616,916	$12,966,964
Net realized gain	4,354,250	6,536,651	22,324,560	162,660,575
Net change in unrealized appreciation (depreciation)	11,282,697	5,957,544	139,633,754	12,039,526

Net increase in net assets resulting from operations	16,948,400	14,762,681	168,575,230	187,667,065

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,322,164)	(2,239,964)	(6,642,007)	(12,855,044)

Decrease in net assets resulting from distributions to shareholders	(1,322,164)	(2,239,964)	(6,642,007)	(12,855,044)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,822,683	21,524,242	92,707,523	(43,752,029)

NET ASSETS
Total increase in net assets	22,448,919	34,046,959	254,640,746	131,059,992
Beginning of period	136,411,341	102,364,382	978,980,899	847,920,907

End of period	$158,860,260	$136,411,341	$1,233,621,645	$978,980,899

Undistributed net investment income included in net assets at end of period	$36,806	$47,517	$86,829	$111,920

See notes to financial statements.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell Top 200 Value ETF		iShares Russell 1000 ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$3,695,903	$6,019,818	$192,043,330	$338,934,790
Net realized gain	2,134,606	3,149,409	680,387,394	1,428,815,034
Net change in unrealized appreciation (depreciation).	16,316,932	6,223,492	1,273,732,557	695,340,878

Net increase in net assets resulting from operations	22,147,441	15,392,719	2,146,163,281	2,463,090,702

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,631,886)	(5,949,666)	(187,542,193)	(341,552,628)

Decrease in net assets resulting from distributions to shareholders	(3,631,886)	(5,949,666)	(187,542,193)	(341,552,628)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	36,735,936	48,760,397	(38,089,197)	(270,400,177)

NET ASSETS
Total increase in net assets	55,251,491	58,203,450	1,920,531,891	1,851,137,897
Beginning of period	284,723,909	226,520,459	19,353,884,184	17,502,746,287

End of period	$339,975,400	$284,723,909	$21,274,416,075	$19,353,884,184

Undistributed net investment income included in net assets at end of period	$134,169	$70,152	$7,073,630	$2,572,493

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Statements of Changes in Net Assets (continued)

	iShares Russell 1000 Growth ETF		iShares Russell 1000 Value ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$251,328,511	$460,184,351	$465,996,822	$841,372,179
Net realized gain	2,957,929,602	2,774,673,022	863,515,356	3,084,533,775
Net change in unrealized appreciation (depreciation)	2,832,342,020	3,929,421,708	1,114,231,939	(1,308,347,326)

Net increase in net assets resulting from operations	6,041,600,133	7,164,279,081	2,443,744,117	2,617,558,628

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(250,187,039)	(457,618,593)	(447,451,281)	(846,876,853)

Decrease in net assets resulting from distributions to shareholders	(250,187,039)	(457,618,593)	(447,451,281)	(846,876,853)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(1,265,661,215)	(1,035,803,441)	(571,122,201)	(2,057,942,373)

NET ASSETS
Total increase (decrease) in net assets	4,525,751,879	5,670,857,047	1,425,170,635	(287,260,598)
Beginning of period	39,975,377,468	34,304,520,421	36,217,697,451	36,504,958,049

End of period	$44,501,129,347	$39,975,377,468	$37,642,868,086	$36,217,697,451

Undistributed net investment income included in net assets at end of period	$3,788,272	$2,646,800	$21,924,600	$3,379,059

See notes to financial statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 ETF		iShares Russell 2000 Growth ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$304,381,583	$490,110,204	$34,397,531	$59,363,407
Net realized gain	2,116,004,198	4,627,117,635	1,103,949,816	688,124,176
Net change in unrealized appreciation (depreciation)	2,421,600,135	(927,350,737)	102,927,900	676,508,952

Net increase in net assets resulting from operations	4,841,985,916	4,189,877,102	1,241,275,247	1,423,996,535

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(304,005,874)	(527,736,639)	(31,947,329)	(64,606,694)

Decrease in net assets resulting from distributions to shareholders	(304,005,874)	(527,736,639)	(31,947,329)	(64,606,694)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	3,383,279,208	163,497,476	842,194,966	217,057,390

NET ASSETS
Total increase in net assets	7,921,259,250	3,825,637,939	2,051,522,884	1,576,447,231
Beginning of period	41,918,598,148	38,092,960,209	9,207,285,885	7,630,838,654

End of period	$49,839,857,398	$41,918,598,148	$11,258,808,769	$9,207,285,885

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(424,527)	$(800,236)	$1,878,490	$(571,712)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Statements of Changes in Net Assets (continued)

	iShares Russell 2000 Value ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income	$86,184,508	$148,278,531
Net realized gain	542,102,535	744,982,230
Net change in unrealized appreciation (depreciation)	280,313,620	(475,439,017)

Net increase in net assets resulting from operations	908,600,663	417,821,744

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(87,188,340)	(162,871,710)

Decrease in net assets resulting from distributions to shareholders	(87,188,340)	(162,871,710)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	475,506,315	(203,937,457)

NET ASSETS
Total increase in net assets	1,296,918,638	51,012,577
Beginning of period	8,838,620,768	8,787,608,191

End of period	$10,135,539,406	$8,838,620,768

Distributions in excess of net investment income included in net assets at end of period	$(3,183,308)	$(2,179,476)

See notes to financial statements.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights
(For a share outstanding throughout each period)

	iShares Russell Top 200 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$60.63		$53.88	$46.83	$46.70	$42.46	$35.58

Net investment income(a)	0.58		1.08	1.00	0.96	0.87	0.81
Net realized and unrealized gain(b)	6.95		6.71	7.06	0.14	4.25	6.85

Net increase from investment operations	7.53		7.79	8.06	1.10	5.12	7.66

Distributions
From net investment income	(0.56)		(1.04)	(1.01)	(0.97)	(0.88)	(0.78)

Total distributions	(0.56)		(1.04)	(1.01)	(0.97)	(0.88)	(0.78)

Net asset value, end of period	$67.60		$60.63	$53.88	$46.83	$46.70	$42.46

Total Return
Based on net asset value	12.47	%(c)	14.55%	17.38%	2.40%	12.10%	21.71	%(d)

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.79	%(e)	1.84%	2.01%	2.06%	1.92%	2.06%

Supplemental Data
Net assets, end of period (000)	$158,860		$136,411	$102,364	$88,979	$93,402	$76,433

Portfolio turnover rate(f)	3	%(c)	5%	7%	7%	5%	6%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 21.68%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Top 200 Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$73.61		$61.44	$53.74	$51.75	$45.27	$37.58

Net investment income(a)	0.48		0.92	0.86	0.83	0.79	0.72
Net realized and unrealized gain(b)	11.75		12.18	7.69	2.00	6.46	7.69

Net increase from investment operations	12.23		13.10	8.55	2.83	7.25	8.41

Distributions
From net investment income	(0.47)		(0.93)	(0.85)	(0.84)	(0.77)	(0.72)

Total distributions	(0.47)		(0.93)	(0.85)	(0.84)	(0.77)	(0.72)

Net asset value, end of period	$85.37		$73.61	$61.44	$53.74	$51.75	$45.27

Total Return
Based on net asset value	16.66	%(c)	21.43%	16.06%	5.52%	16.08%	22.53	%(d)

Ratios to Average Net Assets
Total expenses	0.20	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.20	%(e)	1.33%	1.52%	1.59%	1.62%	1.73%

Supplemental Data
Net assets, end of period (000)	$1,233,622		$978,981	$847,921	$631,482	$657,175	$459,480

Portfolio turnover rate(f)	13	%(c)	11%	15%	16%	10%	13%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 22.50%.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell Top 200 Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$50.39		$48.20	$41.57	$43.14	$40.86	$34.54

Net investment income(a)	0.63		1.17	1.10	1.04	0.99	0.85
Net realized and unrealized gain (loss)(b)	3.12		2.15	6.59	(1.44)	2.30	6.26

Net increase (decrease) from investment operations	3.75		3.32	7.69	(0.40)	3.29	7.11

Distributions
From net investment income	(0.60)		(1.13)	(1.06)	(1.17)	(1.01)	(0.79)

Total distributions	(0.60)		(1.13)	(1.06)	(1.17)	(1.01)	(0.79)

Net asset value, end of period	$53.54		$50.39	$48.20	$41.57	$43.14	$40.86

Total Return
Based on net asset value	7.48	%(c)	6.93%	18.68%	(0.91)%	8.06%	20.77%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.41	%(d)	2.33%	2.44%	2.47%	2.30%	2.26%

Supplemental Data
Net assets, end of period (000)	$339,975		$284,724	$226,520	$170,437	$181,173	$185,929

Portfolio turnover rate(e)	12	%(c)	13%	14%	16%	13%	14%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$146.79		$131.25	$114.08	$115.94	$104.81	$87.30

Net investment income(a)	1.46		2.50	2.30	2.22	2.03	1.79
Net realized and unrealized gain (loss)(b)	14.89		15.54	17.21	(1.78)	11.10	17.49

Net increase from investment operations	16.35		18.04	19.51	0.44	13.13	19.28

Distributions
From net investment income	(1.42)		(2.50)	(2.34)	(2.30)	(2.00)	(1.77)

Total distributions	(1.42)		(2.50)	(2.34)	(2.30)	(2.00)	(1.77)

Net asset value, end of period	$161.72		$146.79	$131.25	$114.08	$115.94	$104.81

Total Return
Based on net asset value	11.18	%(c)	13.83%	17.27%	0.41%	12.59%	22.25%

Ratios to Average Net Assets
Total expenses	0.15	%(d)	0.15%	0.15%	0.15%	0.15%	0.15%

Net investment income	1.88	%(d)	1.77%	1.89%	1.96%	1.82%	1.86%

Supplemental Data
Net assets, end of period (000)	$21,274,416		$19,353,884	$17,502,746	$14,801,765	$11,397,310	$8,892,931

Portfolio turnover rate(e)	3	%(c)	4%	4%	5%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$136.02		$113.76	$99.82	$98.94	$86.57	$71.43

Net investment income(a)	0.86		1.55	1.44	1.41	1.321.17
Net realized and unrealized gain(b)	19.96		22.26	13.97	0.87	12.36	15.13

Net increase from investment operations	20.82		23.81	15.41	2.28	13.68	16.30

Distributions
From net investment income	(0.86)		(1.55)	(1.47)	(1.40)	(1.31)	(1.16)

Total distributions	(0.86)		(1.55)	(1.47)	(1.40)	(1.31)	(1.16)

Net asset value, end of period	$155.98		$136.02	$113.76	$99.82	$98.94	$86.57

Total Return
Based on net asset value	15.34	%(c)	21.02%	15.56%	2.34%	15.87%	22.96%

Ratios to Average Net Assets
Total expenses	0.19	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.17	%(d)	1.21%	1.38%	1.44%	1.42%	1.47%

Supplemental Data
Net assets, end of period (000)	$44,501,129		$39,975,377	$34,304,520	$29,677,347	$29,148,989	$22,992,882

Portfolio turnover rate(e)	8	%(c)	13%	14%	16%	13%	15%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 1000 Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$119.95		$114.90	$98.82	$103.08	$96.45	$81.24

Net investment income(a)	1.56		2.672.49		2.342.16		1.93
Net realized and unrealized gain (loss)(b)	6.62		5.08	16.08	(4.08)	6.60	15.20

Net increase (decrease) from investment operations	8.18		7.75	18.57	(1.74)	8.76	17.13

Distributions
From net investment income	(1.51)		(2.70)	(2.49)	(2.52)	(2.13)	(1.92)

Total distributions	(1.51)		(2.70)	(2.49)	(2.52)	(2.13)	(1.92)

Net asset value, end of period	$126.62		$119.95	$114.90	$98.82	$103.08	$96.45

Total Return
Based on net asset value	6.85	%(c)	6.78%	18.96%	(1.66)%	9.10%	21.28%

Ratios to Average Net Assets
Total expenses	0.19	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.51	%(d)	2.23%	2.32%	2.36%	2.13%	2.17%

Supplemental Data
Net assets, end of period (000)	$37,642,868		$36,217,697	$36,504,958	$26,330,160	$25,796,793	$21,286,193

Portfolio turnover rate(e)	13	%(c)	15%	13%	16%	13%	12%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$151.96		$137.69	$110.74	$124.39	$116.43	$94.46

Net investment income(a)	1.08		1.79	1.78	1.66	1.59	1.36
Net realized and unrealized gain (loss)(b)	16.53		14.38	27.08	(13.63)	7.96	22.06

Net increase (decrease) from investment operations	17.61		16.17	28.86	(11.97)	9.55	23.42

Distributions
From net investment income	(1.05)		(1.90)	(1.91)	(1.68)	(1.59)	(1.45)

Total distributions	(1.05)		(1.90)	(1.91)	(1.68)	(1.59)	(1.45)

Net asset value, end of period	$168.52		$151.96	$137.69	$110.74	$124.39	$116.43

Total Return
Based on net asset value	11.60	%(c)	11.80%	26.25%	(9.67)%	8.29%	24.91%

Ratios to Average Net Assets
Total expenses	0.19	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.31	%(d)	1.23%	1.42%	1.43%	1.37%	1.28%

Supplemental Data
Net assets, end of period (000)	$49,839,857		$41,918,598	$38,092,960	$25,343,887	$30,916,605	$28,815,539

Portfolio turnover rate(e)	15	%(c)	16%	15%	17%	19%	18%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$190.63		$161.84	$132.79	$151.62	$136.14	$107.78

Net investment income(a)	0.67		1.23	1.42	1.17	1.11	0.90
Net realized and unrealized gain (loss)(b)	24.38		28.91	29.18	(18.80)	15.47	28.45

Net increase (decrease) from investment operations	25.05		30.14	30.60	(17.63)	16.58	29.35

Distributions
From net investment income	(0.61)		(1.35)	(1.55)	(1.20)	(1.10)	(0.99)

Total distributions	(0.61)		(1.35)	(1.55)	(1.20)	(1.10)	(0.99)

Net asset value, end of period	$215.07		$190.63	$161.84	$132.79	$151.62	$136.14

Total Return
Based on net asset value	13.15	%(c)(d)	18.68%	23.16%	(11.67)%	12.25%	27.28%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	0.64	%(e)	0.70%	0.96%	0.82%	0.81%	0.72%

Supplemental Data
Net assets, end of period (000)	$11,258,809		$9,207,286	$7,630,839	$5,942,311	$7,323,280	$6,364,359

Portfolio turnover rate(f)	27	%(c)	26%	28%	28%	30%	29%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 13.14% for the six months ended September 30, 2018.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights (continued)
(For a share outstanding throughout each period)

	iShares Russell 2000 Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$122.00		$118.27	$93.28	$103.22	$100.88	$83.97

Net investment income(a)	1.12		2.03	1.921.89		1.85	1.62
Net realized and unrealized gain (loss)(b)	11.01		3.93	25.16	(9.88)	2.46	17.11

Net increase (decrease) from investment operations .	12.13		5.96	27.08	(7.99)	4.31	18.73

Distributions
From net investment income	(1.12)		(2.23)	(2.09)	(1.95)	(1.97)	(1.82)

Total distributions	(1.12)		(2.23)	(2.09)	(1.95)	(1.97)	(1.82)

Net asset value, end of period	$133.01		$122.00	$118.27	$93.28	$103.22	$100.88

Total Return
Based on net asset value	9.95	%(c)	5.06%	29.25%	(7.76)%	4.34%	22.47%

Ratios to Average Net Assets
Total expenses	0.24	%(d)	0.24%	0.24%	0.25%	0.25%	0.25%

Net investment income	1.70	%(d)	1.67%	1.79%	1.98%	1.86%	1.76%

Supplemental Data
Net assets, end of period (000)	$10,135,539		$8,838,621	$8,787,608	$5,788,063	$6,208,855	$6,007,288

Portfolio turnover rate(e)	22	%(c)	23%	24%	26%	26%	30%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Russell Top 200	Diversified
Russell Top 200 Growth	Diversified
Russell Top 200 Value	Diversified
Russell 1000	Diversified
Russell 1000 Growth	Diversified
Russell 1000 Value	Diversified
Russell 2000	Diversified
Russell 2000 Growth	Diversified
Russell 2000 Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S.

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements (unaudited) (continued)

exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Russell Top 200
Deutsche Bank Securities Inc	$6,090	$6,090	$—	$—
Merrill Lynch, Pierce, Fenner & Smith	3,177	3,177	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	45,805	45,805	—	—

	$55,072	$55,072	$—	$—

Russell Top 200 Growth
Deutsche Bank Securities Inc.	$68,840	$68,840	$—	$—
JPMorgan Securities LLC	265	265	—	—
Merrill Lynch, Pierce, Fenner & Smith	32,831	32,831	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,057,865	4,057,865	—	—

	$4,159,801	$4,159,801	$—	$—

Russell 1000
Barclays Bank PLC	$8,587,527	$8,587,527	$—	$—
BNP Paribas New York Branch	15,642,242	15,642,242	—	—
BNP Paribas Prime Brokerage International Ltd.	2,666,318	2,666,318	—	—
BNP Paribas Securities Corp.	2,160,780	2,160,780	—	—
Citigroup Global Markets Inc.	58,481,505	58,481,505	—	—
Credit Suisse Securities (USA) LLC	3,344,803	3,344,803	—	—
Deutsche Bank Securities Inc.	5,600,119	5,600,119	—	—
Goldman Sachs & Co.	34,759,800	34,759,800	—	—
HSBC Bank PLC	16,895,362	16,895,362	—	—
ING Financial Markets LLC	291,911	291,911	—	—
Jefferies LLC	5,833	5,833	—	—
JPMorgan Securities LLC	28,492,226	28,492,226	—	—
Merrill Lynch, Pierce, Fenner & Smith	34,295,011	34,295,011	—	—
Mizuho Securities USA Inc.	9,089,222	9,089,222	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	58,394,001	58,394,001	—	—
National Financial Services LLC	81,425	81,425	—	—
RBC Capital Markets LLC	20,011,225	20,011,225	—	—
Scotia Capital (USA) Inc.	1,654	1,654	—	—
State Street Bank & Trust Company	6,497,497	6,497,497	—	—
TD Prime Services LLC	400,367	400,367	—	—
UBS AG	65,671	65,671	—	—
UBS Securities LLC	4,715,978	4,715,978	—	—
Wells Fargo Bank, National Association	3,894,525	3,894,525	—	—
Wells Fargo Securities LLC	3,995,587	3,995,587	—	—

	$318,370,589	$318,370,589	$—	$—

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Russell 1000 Growth
Barclays Bank PLC	$26,541,133	$26,541,133	$—	$—
Barclays Capital Inc.	1,056,034	1,056,034	—	—
BMO Capital Markets	4,210,000	4,210,000	—	—
BNP Paribas New York Branch	5,680,686	5,680,686	—	—
BNP Paribas Prime Brokerage International Ltd.	55,740	55,740	—	—
BNP Paribas Securities Corp.	1,916,352	1,916,352	—	—
Citigroup Global Markets Inc.	77,790,969	77,790,969	—	—
Credit Suisse Securities (USA) LLC	31,319,701	31,319,701	—	—
Deutsche Bank Securities Inc.	1,771,573	1,771,573	—	—
Goldman Sachs & Co.	60,948,489	60,948,489	—	—
HSBC Bank PLC	13,096,412	13,096,412	—	—
Jefferies LLC	814,518	814,518	—	—
JPMorgan Securities LLC	230,489,130	230,489,130	—	—
Merrill Lynch, Pierce, Fenner & Smith	44,955,081	44,955,081	—	—
Mizuho Securities USA Inc.	46,984	46,984	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	52,434,729	52,434,729	—	—
National Financial Services LLC	7,409,368	7,409,368	—	—
Nomura Securities International Inc.	7,265,618	7,265,618	—	—
RBC Capital Markets LLC	3,064,325	3,064,325	—	—
Scotia Capital (USA) Inc.	167,275	167,275	—	—
SG Americas Securities LLC	5,119,882	5,119,882	—	—
State Street Bank & Trust Company	16,708,932	16,690,710	—	(18,222	)(b)
TD Prime Services LLC	101,478,766	101,478,766	—	—
UBS AG	80,928	80,928	—	—
UBS Securities LLC	43,851,412	43,851,412	—	—
Wells Fargo Bank, National Association	2,878,328	2,878,328	—	—
Wells Fargo Securities LLC	27,799,764	27,799,764	—	—

	$768,952,129	$768,933,907	$—	$(18,222)

Russell 1000 Value
Barclays Bank PLC	$23,025,846	$23,025,846	$—	$—
Barclays Capital Inc.	342,938	342,768	—	(170	)(b)
BNP Paribas New York Branch	2,134,277	2,134,277	—	—
BNP Paribas Prime Brokerage International Ltd.	635,835	635,835	—	—
BNP Paribas Securities Corp.	1,044,752	1,044,752	—	—
Citigroup Global Markets Inc.	93,282,387	93,282,387	—	—
Credit Suisse Securities (USA) LLC	2,677,203	2,673,256	—	(3,947	)(b)
Deutsche Bank Securities Inc.	5,605,062	5,605,062	—	—
Goldman Sachs & Co.	22,483,433	22,483,433	—	—
HSBC Bank PLC	24,535,889	24,535,889	—	—
ING Financial Markets LLC	486,078	486,078	—	—
Jefferies LLC	1,546,117	1,546,117	—	—
JPMorgan Securities LLC	99,398,011	99,398,011	—	—
Merrill Lynch, Pierce, Fenner & Smith	62,960,310	62,960,310	—	—
Mizuho Securities USA Inc.	1,990,909	1,990,909	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	42,425,967	42,425,967	—	—
National Financial Services LLC	678,326	678,326	—	—
SG Americas Securities LLC	966,875	966,875	—	—
State Street Bank & Trust Company	4,910,515	4,910,515	—	—
TD Prime Services LLC	1,307,953	1,307,953	—	—
UBS AG	1,206,633	1,206,633	—	—
UBS Securities LLC	15,511,159	15,511,159	—	—
Wells Fargo Bank, National Association	28,099,182	28,099,182	—	—
Wells Fargo Securities LLC	17,565,066	17,565,066	—	—

	$454,820,723	$454,816,606	$—	$(4,117)

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount

Russell 2000
Barclays Bank PLC	$192,340,283	$192,340,283	$—	$—
Barclays Capital Inc.	50,630,291	50,630,291	—	—
BNP Paribas New York Branch	126,555,092	126,555,092	—	—
BNP Paribas Prime Brokerage International Ltd.	127,077,447	127,077,447	—	—
BNP Paribas Securities Corp.	32,906,122	32,906,122	—	—
Citigroup Global Markets Inc.	692,521,163	692,521,163	—	—
Credit Suisse Securities (USA) LLC	206,587,384	206,587,384	—	—
Deutsche Bank Securities Inc.	156,440,824	156,440,824	—	—
Goldman Sachs & Co.	888,866,764	888,866,764	—	—
HSBC Bank PLC	68,727,045	68,727,045	—	—
ING Financial Markets LLC	1,062,519	1,062,519	—	—
Jefferies LLC	38,146,769	38,146,769	—	—
JPMorgan Securities LLC	972,589,369	972,589,369	—	—
Merrill Lynch, Pierce, Fenner & Smith	598,116,639	598,116,639	—	—
Mizuho Securities USA Inc.	24,990	24,990	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,012,902,355	1,012,902,355	—	—
National Financial Services LLC	208,175,898	208,175,898	—	—
Nomura Securities International Inc.	3,487,442	3,487,442	—	—
RBC Capital Markets LLC	3,843,210	3,843,210	—	—
Scotia Capital (USA) Inc.	47,271,964	47,271,964	—	—
SG Americas Securities LLC	24,778,769	24,778,769	—	—
State Street Bank & Trust Company	185,923,538	185,923,538	—	—
TD Prime Services LLC	11,162,197	11,162,197	—	—
UBS AG	30,929,744	30,929,744	—	—
UBS Securities LLC	77,039,474	77,039,474	—	—
Wells Fargo Securities LLC	254,522,029	254,522,029	—	—

	$6,012,629,321	$6,012,629,321	$—	$—

Russell 2000 Growth
Barclays Bank PLC	$107,922,348	$107,922,348	$—	$—
Barclays Capital Inc.	15,527,662	15,527,662	—	—
BNP Paribas New York Branch	20,373,539	20,373,539	—	—
BNP Paribas Prime Brokerage International Ltd.	37,534,203	37,534,203	—	—
BNP Paribas Securities Corp.	31,609,591	31,609,591	—	—
Citigroup Global Markets Inc.	250,577,922	250,577,922	—	—
Credit Suisse Securities (USA) LLC	75,623,197	75,623,197	—	—
Deutsche Bank Securities Inc.	91,319,955	91,319,955	—	—
Goldman Sachs & Co.	235,753,786	235,753,786	—	—
HSBC Bank PLC	34,281,975	34,281,975	—	—
ING Financial Markets LLC	360,352	360,352	—	—
Jefferies LLC	24,340,663	24,039,616	—	(301,047	)(b)
JPMorgan Securities LLC	291,396,040	291,396,040	—	—
Merrill Lynch, Pierce, Fenner & Smith	131,639,565	131,639,565	—	—
Mizuho Securities USA Inc.	316,820	316,820	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	267,005,694	267,005,694	—	—
National Financial Services LLC	64,777,809	64,777,809	—	—
Nomura Securities International Inc.	2,738,285	2,738,285	—	—
RBC Capital Markets LLC	1,693	1,693	—	—
Scotia Capital (USA) Inc.	10,938,009	10,938,009	—	—
SG Americas Securities LLC	2,604,307	2,604,307	—	—
State Street Bank & Trust Company	22,177,910	22,177,910	—	—
TD Prime Services LLC	3,317,768	3,317,768	—	—
UBS AG	17,622,477	17,622,477	—	—
UBS Securities LLC	35,621,627	35,621,627	—	—
Wells Fargo Securities LLC	105,410,292	105,410,292	—	—

	$1,880,793,489	$1,880,492,442	$—	$(301,047)

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Notes to Financial Statements (unaudited) (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received(a)	Non-Cash Collateral Received	Net Amount
Russell 2000 Value
Barclays Bank PLC	$32,233,656	$32,233,656	$—	$—
Barclays Capital Inc.	4,872,440	4,872,440	—	—
BNP Paribas New York Branch	10,899,183	10,899,183	—	—
BNP Paribas Prime Brokerage International Ltd.	12,683,507	12,683,507	—	—
BNP Paribas Securities Corp.	1,009,528	1,009,528	—	—
Citigroup Global Markets Inc.	101,512,752	101,512,752	—	—
Credit Suisse Securities (USA) LLC	49,245,993	49,245,993	—	—
Deutsche Bank Securities Inc.	14,992,345	14,992,345	—	—
Goldman Sachs & Co.	179,535,020	179,535,020	—	—
HSBC Bank PLC	8,346,978	8,346,978	—	—
ING Financial Markets LLC	2,006,939	2,006,939	—	—
Jefferies LLC	4,450,627	4,450,627	—	—
JPMorgan Securities LLC	130,673,797	130,673,797	—	—
Merrill Lynch, Pierce, Fenner & Smith	92,206,013	92,206,013	—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	172,353,522	172,353,522	—	—
National Financial Services LLC	26,354,274	26,354,274	—	—
Nomura Securities International Inc.	63,264	63,264	—	—
Scotia Capital (USA) Inc.	6,062,155	6,062,155	—	—
SG Americas Securities LLC	4,796,735	4,796,735	—	—
State Street Bank & Trust Company	8,915,359	8,915,359	—	—
TD Prime Services LLC	707,969	707,969	—	—
UBS AG	5,570,832	5,570,832	—	—
UBS Securities LLC	19,883,787	19,883,787	—	—
Wells Fargo Securities LLC	30,297,730	30,297,730	—	—

	$919,674,405	$919,674,405	$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements (unaudited) (continued)

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Russell Top 200	0.15%
Russell Top 200 Growth	0.20
Russell Top 200 Value	0.20
Russell 1000	0.15

For its investment advisory services to each of the iShares Russell 1000 Growth and iShares Russell 1000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to the iShares Russell 2000 ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.2000%
Over $46 billion, up to and including $81 billion	0.1900
Over $81 billion, up to and including $111 billion	0.1805
Over $111 billion, up to and including $141 billion	0.1715
Over $141 billion	0.1630

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell 2000 Growth and iShares Russell 2000 Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $46 billion	0.2500%
Over $46 billion, up to and including $81 billion	0.2375
Over $81 billion, up to and including $111 billion	0.2257
Over $111 billion, up to and including $141 billion	0.2144
Over $141 billion	0.2037

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money

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Notes to Financial Statements (unaudited) (continued)

market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Russell Top 200	$1,026
Russell Top 200 Growth	15,148
Russell Top 200 Value	40
Russell 1000	394,435
Russell 1000 Growth	1,173,002
Russell 1000 Value	333,893
Russell 2000	15,433,525
Russell 2000 Growth	5,068,481
Russell 2000 Value	1,870,734

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$2,399,456	$1,601,623
Russell Top 200 Growth	50,184,431	75,078,375
Russell Top 200 Value	20,549,161	13,996,276
Russell 1000	314,749,820	141,015,128
Russell 1000 Growth	1,826,149,030	2,177,987,523
Russell 1000 Value	2,633,200,436	1,461,914,782
Russell 2000	1,344,858,746	2,677,445,960
Russell 2000 Growth	802,880,869	1,830,240,932
Russell 2000 Value	1,204,935,936	1,225,341,615

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Russell Top 200	$4,928,552	$4,292,535
Russell Top 200 Growth	156,351,351	147,208,209
Russell Top 200 Value	38,575,984	36,834,611
Russell 1000	666,035,757	531,834,682
Russell 1000 Growth	4,016,533,034	3,587,102,707
Russell 1000 Value	5,138,299,783	4,914,737,042
Russell 2000	7,685,335,488	6,845,507,266
Russell 2000 Growth	3,020,646,923	2,819,553,429
Russell 2000 Value	2,453,242,297	2,238,472,342

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Russell Top 200	$22,610,816	$15,866,592
Russell Top 200 Growth	164,444,101	75,243,060
Russell Top 200 Value	57,143,296	20,462,276
Russell 1000	2,154,573,483	2,181,914,997
Russell 1000 Growth	6,170,289,856	7,576,545,112
Russell 1000 Value	4,088,038,137	4,642,695,949
Russell 2000	27,155,800,615	23,861,119,721
Russell 2000 Growth	4,252,714,803	3,414,937,870
Russell 2000 Value	3,255,028,927	2,826,993,382

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Russell Top 200	$1,770,484	$6,757	$1,777,241
Russell Top 200 Growth	16,956,012	3,894,801	20,850,813
Russell Top 200 Value	1,324,031	3,410,225	4,734,256
Russell 1000	29,448,389	9,763,988	39,212,377
Russell 1000 Growth	176,529,082	398,954,951	575,484,033
Russell 1000 Value	185,214,971	147,982,939	333,197,910
Russell 2000	4,094,616,145	369,305,656	4,463,921,801
Russell 2000 Growth	578,557,260	276,373,290	854,930,550
Russell 2000 Value	87,131,665	113,368,565	200,500,230

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

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Notes to Financial Statements (unaudited) (continued)

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Russell Top 200	$132,362,520	$31,825,208	$(4,595,253)	$27,229,955
Russell Top 200 Growth	884,550,927	363,647,528	(7,006,136)	356,641,392
Russell Top 200 Value	301,040,463	53,030,680	(12,484,389)	40,546,291
Russell 1000	17,594,177,353	5,095,100,347	(1,004,808,808)	4,090,291,539
Russell 1000 Growth	30,145,473,842	15,675,126,289	(403,325,173)	15,271,801,116
Russell 1000 Value	34,073,667,717	6,544,099,761	(2,320,439,021)	4,223,660,740
Russell 2000	60,513,137,046	3,175,484,903	(7,599,929,351)	(4,424,444,448)
Russell 2000 Growth	12,263,829,323	1,695,922,268	(753,019,835)	942,902,433
Russell 2000 Value	10,743,446,639	1,163,073,373	(811,040,622)	352,032,751

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200
Shares sold	350,000	$22,757,325	800,000	$48,274,367
Shares redeemed	(250,000)	(15,934,642)	(450,000)	(26,750,125)

Net increase	100,000	$6,822,683	350,000	$21,524,242

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements (unaudited) (continued)

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Russell Top 200 Growth
Shares sold	2,100,000	$167,764,680	4,450,000	$308,262,805
Shares redeemed	(950,000)	(75,057,157)	(4,950,000)	(352,014,834)

Net increase (decrease)	1,150,000	$92,707,523	(500,000)	$(43,752,029)

Russell Top 200 Value
Shares sold	1,100,000	$57,495,905	1,350,000	$68,598,272
Shares redeemed	(400,000)	(20,759,969)	(400,000)	(19,837,875)

Net increase	700,000	$36,735,936	950,000	$48,760,397

Russell 1000
Shares sold	14,000,000	$2,169,436,743	25,400,000	$3,585,275,352
Shares redeemed	(14,300,000)	(2,207,525,940)	(26,900,000)	(3,855,675,529)

Net decrease	(300,000)	$(38,089,197)	(1,500,000)	$(270,400,177)

Russell 1000 Growth
Shares sold	42,950,000	$6,324,091,279	32,700,000	$4,172,031,748
Shares redeemed	(51,550,000)	(7,589,752,494)	(40,350,000)	(5,207,835,189)

Net decrease	(8,600,000)	$(1,265,661,215)	(7,650,000)	$(1,035,803,441)

Russell 1000 Value
Shares sold	33,550,000	$4,124,333,653	75,100,000	$8,881,843,644
Shares redeemed	(38,200,000)	(4,695,455,854)	(90,850,000)	(10,939,786,017)

Net decrease	(4,650,000)	$(571,122,201)	(15,750,000)	$(2,057,942,373)

Russell 2000
Shares sold	169,650,000	$27,856,867,414	601,400,000	$87,626,149,119
Shares redeemed	(149,750,000)	(24,473,588,206)	(602,200,000)	(87,462,651,643)

Net increase (decrease)	19,900,000	$3,383,279,208	(800,000)	$163,497,476

Russell 2000 Growth
Shares sold	20,650,000	$4,334,937,916	17,150,000	$3,080,142,955
Shares redeemed	(16,600,000)	(3,492,742,950)	(16,000,000)	(2,863,085,565)

Net increase	4,050,000	$842,194,966	1,150,000	$217,057,390

Russell 2000 Value
Shares sold	25,300,000	$3,360,234,490	22,000,000	$2,673,435,874
Shares redeemed	(21,550,000)	(2,884,728,175)	(23,850,000)	(2,877,373,331)

Net increase (decrease)	3,750,000	$475,506,315	(1,850,000)	$(203,937,457)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

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Notes to Financial Statements (unaudited) (continued)

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 1000 ETF and iShares Russell 1000 Value ETF received proceeds of $750,618 and $4,187,372, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Board Review and Approval of Investment Advisory Contract

I. iShares Russell Top 200 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

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Board Review and Approval of Investment Advisory Contract (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell Top 200 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

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Board Review and Approval of Investment Advisory Contract (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

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Board Review and Approval of Investment Advisory Contract (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell Top 200 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable rangeinlight of the factors and other information considered.

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Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including interms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed throughaBFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Russell 1000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)(the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c)Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c)Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based

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on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with

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the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares Russell 1000 Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)(the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c)Committee reviewed and discussed information provided in response to the 15(c)Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent

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counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c)Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their

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shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VI. iShares Russell 1000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other

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comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated

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basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed througha BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VII. iShares Russell 2000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

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Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VIII. iShares Russell 2000 Growth ETF and iShares Russell 2000 Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act)( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c)Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable,

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Board Review and Approval of Investment Advisory Contract (continued)

funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other

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Board Review and Approval of Investment Advisory Contract (continued)

Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed througha BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	99

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Russell Top 200	$0.560260	$—	$0.002363	$0.562623	100%	—%	0	%(a)	100%
Russell Top 200 Growth	0.469973	—	0.003981	0.473954	99	—	1		100
Russell Top 200 Value	0.595592	—	0.000596	0.596188	100	—	0	(a)	100
Russell 1000	1.399027	—	0.020441	1.419468	99	—	1		100
Russell 1000 Growth	0.854956	—	0.008549	0.863505	99	—	1		100
Russell 1000 Value	1.480246	—	0.025140	1.505386	98	—	2		100
Russell 2000	0.882594	—	0.162932	1.045526	84	—	16		100
Russell 2000 Growth	0.591445	—	0.016865	0.608310	97	—	3		100
Russell 2000 Value	1.027414	—	0.092403	1.119817	92	—	8		100

(a)	Rounds to less than 1%.

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General Information

Electronic Delivery

Shareholders can signup for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

G E N E R A L I N F O R M A T I O N	101

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS                     Non-Voting Shares

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For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Micro-Cap ETF | IWC | NYSE Arca
▶	iShares Russell 1000 Pure U.S. Revenue ETF | AMCA | NASDAQ
▶	iShares Russell 2500 ETF | SMMD | Cboe BZX
▶	iShares Russell 3000 ETF | IWV | NYSE Arca
▶	iShares Russell Mid-Cap ETF | IWR | NYSE Arca
▶	iShares Russell Mid-Cap Growth ETF | IWP | NYSE Arca
▶	iShares Russell Mid-Cap Value ETF | IWS | NYSE Arca

Fund Summary as of September 30, 2018	iShares® Micro-Cap ETF

Investment Objective

The iShares Micro-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of micro-capitalization U.S. equities, as represented by the Russell Microcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.85%	13.50%	10.47%	10.45%	13.50%	64.50%	170.13%
Fund Market	10.91	13.52	10.48	10.39	13.52	64.58	168.70
Index	10.89	13.65	10.51	10.82	13.65	64.82	179.29

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,108.50	$3.17		$1,000.00	$1,022.10	$3.04		0.60%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care	25.2%
Financials	23.1
Industrials	11.1
Consumer Discretionary	10.8
Information Technology	10.2
Energy	5.1
Real Estate	4.1
Communication Services	3.7
Materials	3.2
Consumer Staples	2.4
Utilities	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Tandem Diabetes Care Inc.	0.5%
STAAR Surgical Co.	0.5
Arrowhead Pharmaceuticals Inc.	0.4
Reata Pharmaceuticals Inc., Class A	0.4
Crocs Inc.	0.3
Boingo Wireless Inc.	0.3
Tabula Rasa HealthCare Inc.	0.3
NMI Holdings Inc., Class A	0.3
Heritage Financial Corp./WA	0.3
CryoLife Inc.	0.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF

Investment Objective

The iShares Russell 1000 Pure U.S. Revenue ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. companies exhibiting higher domestic sales as a proportion of the company’s total sales relative to other large- and mid-capitalization U.S. equities, as represented by the Russell 1000® Pure Domestic Exposure Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.00%	14.08%	13.92%	14.08%	16.14%
Fund Market	9.95	14.12	13.99	14.12	16.22
Index	10.01	14.27	14.18	14.27	16.40

The inception date of the Fund was 8/8/17. The first day of secondary market trading was 8/10/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,100.00	$0.79		$1,000.00	$1,024.30	$0.76		0.15%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	24.7%
Health Care	13.4
Consumer Discretionary	11.2
Communication Services	11.0
Utilities	9.5
Real Estate	7.7
Industrials	7.5
Energy	6.3
Information Technology	3.9
Consumer Staples	3.5
Materials	1.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
UnitedHealth Group Inc.	3.5%
Berkshire Hathaway Inc., Class B	3.5
Bank of America Corp.	3.4
AT&T Inc.	3.4
Home Depot Inc. (The)	3.3
Verizon Communications Inc.	3.1
Wells Fargo & Co.	2.9
Comcast Corp., Class A	2.2
Union Pacific Corp.	1.7
Altria Group Inc.	1.6

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® Russell 2500 ETF

Investment Objective

The iShares Russell 2500 ETF (the “Fund”) seeks to track the investment results of an index composed of mid- and small-capitalization U.S. equities, as represented by the Russell 2500TM Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns		Cumulative Total Returns
	6 Months	1 Year	Since Inception	1 Year	Since Inception
Fund NAV	10.71%	16.12%	18.07%	16.12%	22.83%
Fund Market	10.77	16.43	18.21	16.43	23.01
Index	10.67	16.19	18.19	16.19	22.90

The inception date of the Fund was 7/6/17. The first day of secondary market trading was 7/7/17.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,107.10	$0.32		$1,000.00	$1,024.80	$0.30		0.06%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Investment Companies	45.2%
Information Technology	9.4
Industrials	8.6
Financials	7.4
Health Care	6.1
Consumer Discretionary	6.1
Real Estate	6.0
Materials	3.5
Energy	2.5
Utilities	2.0
Communication Services	1.7
Consumer Staples	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
iShares Russell 2000 ETF	45.2%
Advanced Micro Devices Inc.	0.6
WellCare Health Plans Inc.	0.3
Cooper Companies Inc. (The)	0.3
CDW Corp./DE	0.3
GoDaddy Inc., Class A	0.3
Veeva Systems Inc., Class A	0.3
Fortinet Inc.	0.3
Cadence Design Systems Inc.	0.3
CF Industries Holdings Inc.	0.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® Russell 3000 ETF

Investment Objective

The iShares Russell 3000 ETF (the “Fund”) seeks to track the investment results of a broad-based index composed of U.S. equities, as represented by the Russell 3000® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.18%	17.36%	13.27%	11.84%	17.36%	86.49%	206.14%
Fund Market	11.15	17.38	13.26	11.72	17.38	86.38	203.01
Index	11.29	17.58	13.46	12.01	17.58	88.02	210.82

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,111.80	$1.06		$1,000.00	$1,024.10	$1.01		0.20%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	20.7%
Health Care	14.7
Financials	13.7
Consumer Discretionary	10.5
Industrials	10.4
Communication Services	9.0
Consumer Staples	6.0
Energy	5.7
Real Estate	3.6
Materials	2.9
Utilities	2.8

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Apple Inc.	3.8%
Microsoft Corp.	3.0
Amazon. com Inc.	2.8
Berkshire Hathaway Inc., Class B	1.4
Facebook Inc., Class A	1.4
JPMorgan Chase & Co.	1.3
Johnson & Johnson	1.3
Alphabet Inc., Class C	1.3
Alphabet Inc., Class A	1.3
Exxon Mobil Corp.	1.3

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Fund Summary as of September 30, 2018	iShares® Russell Mid-Cap ETF

Investment Objective

The iShares Russell Mid-Cap ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities, as represented by the Russell Midcap® Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.87%	13.79%	11.46%	12.14%	13.79%	72.05%	214.50%
Fund Market	7.90	13.82	11.46	12.13	13.82	72.03	214.19
Index	7.96	13.98	11.65	12.31	13.98	73.51	219.33

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,078.70	$0.99		$1,000.00	$1,024.10	$0.96		0.19%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	18.2%
Industrials	14.2
Financials	13.1
Consumer Discretionary	12.0
Health Care	10.3
Real Estate	8.4
Utilities	6.0
Energy	5.1
Materials	5.1
Consumer Staples	4.1
Communication Services	3.5

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Ross Stores Inc.	0.5%
Edwards Lifesciences Corp.	0.5
Fidelity National Information Services Inc.	0.5
ServiceNow Inc.	0.4
Autodesk Inc.	0.4
Analog Devices Inc.	0.4
Fiserv Inc.	0.4
Williams Companies Inc. (The)	0.4
Sempra Energy	0.4
Align Technology Inc.	0.4

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® Russell Mid-Cap Growth ETF

Investment Objective

The iShares Russell Mid-Cap Growth ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit growth characteristics, as represented by the Russell Midcap® Growth Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.85%	20.84%	12.77%	13.23%	20.84%	82.41%	246.50%
Fund Market	10.83	20.85	12.76	13.22	20.85	82.29	246.26
Index	10.97	21.10	13.00	13.46	21.10	84.26	253.47

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,108.50	$1.27		$1,000.00	$1,023.90	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Information Technology	31.2%
Industrials	16.4
Consumer Discretionary	16.4
Health Care	15.3
Financials	6.7
Communication Services	3.8
Materials	3.6
Consumer Staples	2.9
Real Estate	2.0
Energy	1.7

(a)	Excludes money market funds.
TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Ross Stores Inc.	1.2%
Edwards Lifesciences Corp.	1.2
ServiceNow Inc.	1.1
Fiserv Inc.	1.1
Align Technology Inc.	1.0
Dollar General Corp.	0.9
Autodesk Inc.	0.9
Square Inc., Class A	0.9
Advanced Micro Devices Inc.	0.9
Moody’s Corp.	0.9

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Fund Summary as of September 30, 2018	iShares® Russell Mid-Cap Value ETF

Investment Objective

The iShares Russell Mid-Cap Value ETF (the “Fund”) seeks to track the investment results of an index composed of mid-capitalization U.S. equities that exhibit value characteristics, as represented by the Russell Midcap® Value Index (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	5.66%	8.58%	10.47%	11.08%	8.58%	64.55%	185.91%
Fund Market	5.72	8.63	10.48	11.06	8.63	64.57	185.48
Index	5.78	8.81	10.72	11.29	8.81	66.38	191.42

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 12 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$ 1,000.00	$1,056.60	$1.24		$1,000.00	$1,023.90	$1.22		0.24%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 12 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Financials	17.6%
Real Estate	12.8
Industrials	12.6
Utilities	10.2
Information Technology	9.1
Consumer Discretionary	9.0
Energy	7.5
Health Care	6.9
Materials	6.1
Consumer Staples	4.9
Communication Services	3.3

(a)	Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Williams Companies Inc. (The)	0.7%
Fidelity National Information Services Inc.	0.7
Sempra Energy	0.7
SunTrust Banks Inc.	0.7
Analog Devices Inc.	0.7
Corning Inc.	0.6
Archer-Daniels-Midland Co.	0.6
Worldpay Inc., Class A	0.6
Zimmer Biomet Holdings Inc.	0.6
Public Service Enterprise Group Inc.	0.6

F U N D S U M M A R Y	11

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$5,909,497	0.5%

Air Freight & Logistics
Other securities		2,859,220	0.3

Airlines
Other securities		372,127	0.0

Auto Components
Other securities		9,727,684	0.9

Automobiles
Other securities		60,880	0.0

Banks
Bryn Mawr Bank Corp.	57,083	2,677,193	0.2
Heritage Financial Corp./WA	99,403	3,494,015	0.3
TriCo Bancshares	70,028	2,704,481	0.2
Other securities		149,996,589	13.7

		158,872,278	14.4
Beverages
Other securities		3,246,016	0.3

Biotechnology
Arrowhead Pharmaceuticals Inc.(a),(b)	224,980	4,312,867	0.4
Biohaven Pharmaceutical Holding Co. Ltd.(a),(b)	73,297	2,752,302	0.3
CareDx Inc.(a),(b)	87,426	2,522,240	0.2
Invitae Corp.(a),(b)	170,476	2,852,063	0.3
Mirati Therapeutics Inc.(a),(b)	52,408	2,468,417	0.2
Vanda Pharmaceuticals Inc.(a)	132,949	3,051,180	0.3
Other securities		111,069,646	10.0

		129,028,715	11.7
Building Products
PGT Innovations Inc.(a)	128,069	2,766,290	0.3
Other securities		7,895,683	0.7

		10,661,973	1.0
Capital Markets
Other securities		14,623,187	1.3

Chemicals
KMG Chemicals Inc.	37,965	2,868,635	0.3
Other securities		14,824,929	1.3

		17,693,564	1.6
Commercial Services & Supplies
Casella Waste Systems Inc., Class A(a)	103,624	3,218,562	0.3
Viad Corp.	53,968	3,197,604	0.3
Other securities		14,530,658	1.3

		20,946,824	1.9
Communications Equipment
Other securities		14,899,837	1.3

Construction & Engineering
Other securities		10,833,094	1.0

Construction Materials
Other securities		776,287	0.1

Consumer Finance
Enova International Inc.(a)	85,804	2,471,155	0.2

Security	Shares	Value	% of Net Assets

Consumer Finance (continued)
Other securities		$4,752,725	0.5%

		7,223,880	0.7
Containers & Packaging
Other securities		2,812,380	0.3

Distributors
Other securities		1,400,416	0.1

Diversified Consumer Services
Career Education Corp.(a)	174,356	2,603,135	0.2
Other securities		7,900,576	0.8

		10,503,711	1.0
Diversified Financial Services
Other securities		1,838,847	0.2

Diversified Telecommunication Services
Other securities		5,637,587	0.5

Electric Utilities
Other securities		419,645	0.0

Electrical Equipment
Other securities		8,125,608	0.7

Electronic Equipment, Instruments & Components
CTS Corp.	85,397	2,929,117	0.3
FARO Technologies Inc.(a)	43,294	2,785,969	0.3
Other securities		17,475,507	1.5

		23,190,593	2.1
Energy Equipment & Services
Other securities		22,570,920	2.0

Entertainment
Other securities		6,706,976	0.6

Equity Real Estate Investment Trusts (REITs)
Getty Realty Corp.	87,285	2,492,860	0.2
Universal Health Realty Income Trust	33,507	2,493,256	0.2
Other securities		33,614,668	3.1

		38,600,784	3.5
Food & Staples Retailing
SUPERVALU Inc.(a),(b)	98,500	3,173,670	0.3
Other securities		6,574,862	0.6

		9,748,532	0.9
Food Products
Freshpet Inc.(a),(b)	68,252	2,504,848	0.2
Other securities		5,788,581	0.6

		8,293,429	0.8
Gas Utilities
Other securities		514,782	0.0

Health Care Equipment & Supplies
AtriCure Inc.(a)	87,543	3,066,631	0.3
Cerus Corp.(a)	347,947	2,508,698	0.2
CryoLife Inc.(a)	92,862	3,268,742	0.3
Orthofix Medical Inc.(a)	45,475	2,628,910	0.3
STAAR Surgical Co.(a)	114,126	5,478,048	0.5
Surmodics Inc.(a)	33,678	2,514,063	0.2
Tactile Systems Technology Inc.(a),(b)	45,477	3,231,141	0.3
Tandem Diabetes Care Inc.(a),(b)	132,240	5,665,162	0.5

S C H E D U L E O F I N V E S T M E N T S	13

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Health Care Equipment & Supplies (continued)
Other securities		$40,342,040	3.6%

		68,703,435	6.2
Health Care Providers & Services
R1 RCM Inc.(a),(b)	268,209	2,725,003	0.3
Other securities		15,766,708	1.4

		18,491,711	1.7
Health Care Technology
Tabula Rasa HealthCare Inc.(a),(b)	45,349	3,681,885	0.3
Vocera Communications Inc.(a),(b)	77,719	2,842,961	0.3
Other securities		5,600,967	0.5

		12,125,813	1.1
Hotels, Restaurants & Leisure
Other securities		24,476,544	2.2

Household Durables
Other securities		15,864,455	1.4

Household Products
Other securities		640,990	0.1

Independent Power and Renewable Electricity Producers
Other securities		616,784	0.1

Insurance
Other securities		18,459,291	1.7

Interactive Media & Services
Other securities		6,050,469	0.5

Internet & Direct Marketing Retail
Other securities		7,300,048	0.7

IT Services
Carbonite Inc.(a),(b)	79,771	2,843,836	0.3
Unisys Corp.(a),(b)	130,524	2,662,690	0.2
Other securities		16,808,449	1.5

		22,314,975	2.0
Leisure Products
Malibu Boats Inc., Class A(a),(b)	53,095	2,905,358	0.3
Other securities		7,722,615	0.7

		10,627,973	1.0
Life Sciences Tools & Services
NeoGenomics Inc.(a),(b)	165,609	2,542,098	0.2
Other securities		7,838,579	0.7

		10,380,677	0.9
Machinery
Douglas Dynamics Inc.	57,778	2,536,454	0.2
Kadant Inc.	28,850	3,111,472	0.3
Other securities		21,375,515	1.9

		27,023,441	2.4
Marine
Other securities		2,598,585	0.2

Media
Entercom Communications Corp., Class A	329,782	2,605,278	0.3
Other securities		12,999,789	1.1

		15,605,067	1.4
Metals & Mining
Other securities		9,678,871	0.9

Security	Shares	Value	% of Net Assets

Mortgage Real Estate Investment
Other securities		$14,106,080	1.3%

Multi-Utilities
Other securities		2,019,356	0.2

Multiline Retail
Other securities		596,303	0.1

Oil, Gas & Consumable Fuels
Penn Virginia Corp.(a)	32,048	2,581,146	0.2
Renewable Energy Group Inc.(a)	96,206	2,770,733	0.3
Other securities		28,051,364	2.5

		33,403,243	3.0
Paper & Forest Products
Verso Corp., Class A(a),(b)	89,920	3,027,606	0.3
Other securities		1,240,807	0.1

		4,268,413	0.4
Personal Products
Other securities		1,605,456	0.1

Pharmaceuticals
Endocyte Inc.(a),(b)	167,770	2,979,595	0.3
Omeros Corp.(a),(b)	118,368	2,889,363	0.3
Reata Pharmaceuticals Inc., Class A(a)	48,491	3,964,624	0.4
Other securities		28,784,052	2.5

		38,617,634	3.5
Professional Services
CBIZ Inc.(a)	135,491	3,211,137	0.3
Other securities		16,600,101	1.5

		19,811,238	1.8
Real Estate Management & Development
Other securities		6,969,047	0.6

Road & Rail
Other securities		5,092,402	0.5

Semiconductors & Semiconductor Equipment
FormFactor Inc.(a)	190,847	2,624,146	0.2
Other securities		25,191,627	2.3

		27,815,773	2.5
Software
Other securities		21,049,557	1.9

Specialty Retail
Other securities		27,582,613	2.5

Technology Hardware, Storage & Peripherals
Other securities		3,441,992	0.3

Textiles, Apparel & Luxury Goods
Crocs Inc.(a),(b)	175,020	3,726,176	0.3
Other securities		7,424,394	0.7

		11,150,570	1.0
Thrifts & Mortgage Finance
NMI Holdings Inc., Class A(a)	160,816	3,642,482	0.3
Other securities		35,918,961	3.3

		39,561,443	3.6
Tobacco
Other securities		2,245,858	0.2

Trading Companies & Distributors
Other securities		8,460,042	0.8

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Micro-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Water Utilities
Other securities		$8,610,072	0.8%

Wireless Telecommunication Services
Boingo Wireless Inc.(a),(b)	106,349	3,711,580	0.3
Other securities		2,866,780	0.3

		6,578,360	0.6

Total Common Stocks (Cost: $986,999,166)		1,102,043,854	99.9

Warrants

Energy Equipment & Services
Other securities		841	0.0

Oil, Gas & Consumable Fuels
Other securities		684	0.0

Thrifts & Mortgage Finance
Other securities		1,296	0.0

Total Warrants (Cost: $0)		2,821	0.0

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	199,696,981	199,756,890	18.1

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	2,708,759	$2,708,759	0.2%

		202,465,649	18.3

Total Short-Term Investments (Cost: $202,420,128)		202,465,649	18.3

Total Investments In Securities (Cost: $1,189,419,294)		1,304,512,324	118.2

Other Assets, Less Liabilities		(201,018,284)	(18.2)

Net Assets		$1,103,494,040	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	136,060,830	63,636,151	199,696,981	$199,756,890	$2,909,828	(b)	$1,628	$46,941
BlackRock Cash Funds: Treasury, SL Agency Shares	1,111,609	1,597,150	2,708,759	2,708,759	15,937		—	—

				$202,465,649	$2,925,765		$1,628	$46,941

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-mini	24	12/21/18	$2,041	$(25,952)

S C H E D U L E O F I N V E S T M E N T S	15

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Micro-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$25,952

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$141,777

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,140

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,743,763

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,102,043,853	$—	$1	$1,102,043,854
Warrants	1,296	—	1,525	2,821
Money Market Funds	202,465,649	—	—	202,465,649

	$1,304,510,798	$—	$1,526	$1,304,512,324

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(25,952)	$—	$—	$(25,952)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Other securities		$66,836	0.7%

Air Freight & Logistics
Other securities		18,409	0.2

Airlines
Southwest Airlines Co.	724	45,214	0.5
Other securities		11,293	0.1

		56,507	0.6
Banks
Bank of America Corp.	11,455	337,464	3.4
BB&T Corp.	967	46,938	0.5
PNC Financial Services Group Inc. (The)(a)	571	77,764	0.8
U.S. Bancorp	1,892	99,917	1.0
Wells Fargo & Co.	5,341	280,723	2.8
Other securities		413,614	4.2

		1,256,420	12.7
Beverages
Constellation Brands Inc., Class A	214	46,143	0.5

Biotechnology
Regeneron Pharmaceuticals Inc.(b)	109	44,040	0.4
Other securities		114,351	1.2

		158,391	1.6
Building Products
Other securities		4,315	0.0

Capital Markets
Charles Schwab Corp. (The)	1,487	73,086	0.7
CME Group Inc.	418	71,148	0.7
Other securities		134,516	1.4

		278,750	2.8
Chemicals
Other securities		4,330	0.0

Commercial Services & Supplies
Waste Management Inc.	587	53,041	0.5
Other securities		65,673	0.7

		118,714	1.2
Construction Materials
Other securities		40,923	0.4

Consumer Finance
Capital One Financial Corp.	586	55,629	0.6
Other securities		98,248	0.9

		153,877	1.5
Containers & Packaging
Other securities		32,367	0.3

Distributors
Other securities		8,511	0.1

Diversified Consumer Services
Other securities		35,687	0.4

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	1,602	343,004	3.4
Other securities		19,307	0.2

		362,311	3.6

Security	Shares	Value	% of Net Assets

Diversified Telecommunication Services
AT&T Inc.	9,897	$332,341	3.4%
Verizon Communications Inc.	5,633	300,746	3.0
Other securities		27,581	0.3

		660,668	6.7
Electric Utilities
American Electric Power Co. Inc.	674	47,773	0.5
Duke Energy Corp.	977	78,180	0.8
Exelon Corp.	1,324	57,806	0.6
NextEra Energy Inc.	641	107,432	1.1
Southern Co. (The)	1,387	60,473	0.6
Other securities		231,837	2.3

		583,501	5.9
Electrical Equipment
Other securities		17,972	0.2

Electronic Equipment, Instruments & Components
Other securities		17,517	0.2

Energy Equipment & Services
Other securities		15,511	0.2

Entertainment
Other securities		7,883	0.1

Equity Real Estate Investment Trusts (REITs)
Crown Castle International Corp.	514	57,224	0.6
Simon Property Group Inc.	379	66,988	0.7
Other securities		634,510	6.3

		758,722	7.6
Food & Staples Retailing
Other securities		51,554	0.5

Food Products
Other securities		96,796	1.0

Gas Utilities
Other securities		19,729	0.2

Health Care Equipment & Supplies
Other securities		26,086	0.3

Health Care Providers & Services
Aetna Inc.	438	88,848	0.9
Anthem Inc.	354	97,014	1.0
Cigna Corp.	321	66,848	0.7
CVS Health Corp.	1,384	108,948	1.1
Express Scripts Holding Co.(b)	764	72,588	0.7
HCA Healthcare Inc.	377	52,448	0.5
Humana Inc.	187	63,303	0.6
UnitedHealth Group Inc.	1,301	346,118	3.5
Other securities		198,023	2.0

		1,094,138	11.0
Health Care Technology
Other securities		35,168	0.4

Hotels, Restaurants & Leisure
Other securities		82,873	0.8

Household Durables
Other securities		63,259	0.6

Independent Power and Renewable Electricity Producers
Other securities		29,366	0.3

S C H E D U L E O F I N V E S T M E N T S	17

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Insurance
Allstate Corp. (The)	430	$42,441	0.4%
Progressive Corp. (The)	713	50,652	0.5
Travelers Companies Inc. (The)	332	43,064	0.4
Other securities		200,594	2.1

		336,751	3.4

Interactive Media & Services
Other securities		9,511	0.1

Internet & Direct Marketing Retail
Other securities		28,569	0.3

IT Services
Fiserv Inc.(b)	551	45,391	0.5
Worldpay Inc., Class A(b)	407	41,217	0.4
Other securities		146,337	1.4

		232,945	2.3
Machinery
Other securities		7,768	0.1

Marine
Other securities		6,498	0.1

Media
Charter Communications Inc., Class A(b)	239	77,885	0.8
Comcast Corp., Class A	6,221	220,286	2.2
Other securities		71,181	0.7

		369,352	3.7
Metals & Mining
Other securities		48,856	0.5

Mortgage Real Estate Investment
Other securities		53,922	0.5

Multi-Utilities
Dominion Energy Inc.	891	62,619	0.6
Other securities		217,078	2.2

		279,697	2.8
Multiline Retail
Target Corp.	730	64,393	0.6
Other securities		108,053	1.1

		172,446	1.7
Oil, Gas & Consumable Fuels
EOG Resources Inc.	787	100,398	1.0
Kinder Morgan Inc./DE	2,599	46,080	0.5
Marathon Petroleum Corp.	608	48,622	0.5
Williams Companies Inc. (The)	1,659	45,108	0.5
Other securities		363,586	3.6

		603,794	6.1
Pharmaceuticals
Other securities		13,450	0.1

Professional Services
Other securities		20,200	0.2

Real Estate Management & Development
Other securities		8,955	0.1

Road & Rail
CSX Corp.	1,112	82,344	0.8
Norfolk Southern Corp.	387	69,853	0.7

Security	Shares	Value	% of Net Assets

Road & Rail (continued)
Union Pacific Corp.	1,007	$163,970	1.7%
Other securities		45,791	0.4

		361,958	3.6
Software
Intuit Inc.	332	75,497	0.8
Other securities		56,121	0.5

		131,618	1.3
Specialty Retail
Home Depot Inc. (The)	1,569	325,018	3.3
Lowe’s Companies Inc.	1,112	127,680	1.3
Ross Stores Inc.	504	49,946	0.5
Other securities		210,938	2.1

		713,582	7.2
Textiles, Apparel & Luxury Goods
Other securities		6,015	0.1

Thrifts & Mortgage Finance
Other securities		6,678	0.1

Tobacco
Altria Group Inc.	2,578	155,479	1.6

Trading Companies & Distributors
Other securities		64,894	0.6

Transportation Infrastructure
Other securities		600	0.0

Water Utilities
Other securities		31,175	0.3

Wireless Telecommunication Services
Other securities		40,790	0.4

Total Common Stocks (Cost: $9,368,429)		9,908,737	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(c)	76,822	76,822	0.8

		76,822	0.8

Total Short-Term Investments (Cost: $76,822)		76,822	0.8

Total Investments In Securities (Cost: $9,445,251)		9,985,559	100.6

Other Assets, Less Liabilities		(58,721)	(0.6)

Net Assets		$9,926,838	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.

(c) Annualized 7-day yield as of period-end.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 1000 Pure U.S. Revenue ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at		Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	09/30/18	09/30/18	Income	Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Treasury, SL Agency Shares	6,423	70,399	(b)	—	76,822	$76,822	$117	$—		$—
PNC Financial Services Group Inc. (The)	600	83		(112)	571	77,764	1,001	998		(9,626)

						$154,586	$1,118	$998		$(9,626)

(a)	Includes realized capital gain distributions from an affiliated fund, if any. (b) Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,908,737	$—	$—	$9,908,737
Money Market Funds	76,822	—	—	76,822

	$9,985,559	$—	$—	$9,985,559

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	19

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Huntington Ingalls Industries Inc.	121	$30,986	0.2%
Spirit AeroSystems Holdings Inc., Class A	302	27,684	0.2
Other securities		103,212	0.7

		161,882	1.1
Airlines
Other securities		47,581	0.3

Auto Components
Other securities		50,553	0.4

Automobiles
Other securities		33,124	0.2

Banks
Zions BanCorp	547	27,432	0.2
Other securities		376,922	2.6

		404,354	2.8
Biotechnology
Neurocrine Biosciences Inc.(a)	254	31,229	0.2
Sarepta Therapeutics Inc.(a),(b)	179	28,910	0.2
Other securities		195,793	1.4

		255,932	1.8
Building Products
Other securities		125,815	0.9

Capital Markets
Other securities		150,408	1.1

Chemicals
CF Industries Holdings Inc.	665	36,203	0.2
Other securities		167,993	1.2

		204,196	1.4
Commercial Services & Supplies
Other securities		66,930	0.5

Communications Equipment
Other securities		40,990	0.3

Construction & Engineering
Jacobs Engineering Group Inc.	371	28,382	0.2
Other securities		60,907	0.4

		89,289	0.6
Construction Materials
Other securities		11,252	0.1

Consumer Finance
Other securities		51,760	0.4

Containers & Packaging
Avery Dennison Corp.	250	27,087	0.2
Packaging Corp. of America	264	28,958	0.2
Other securities		128,827	0.9

		184,872	1.3
Distributors
Other securities		18,857	0.1

Diversified Consumer Services
Other securities		102,257	0.7

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$22,749	0.2%

Diversified Telecommunication Services
Other securities		19,651	0.1

Electric Utilities
Alliant Energy Corp.	660	28,096	0.2
Other securities		56,771	0.4

		84,867	0.6
Electrical Equipment
Other securities		88,262	0.6

Electronic Equipment, Instruments & Components
CDW Corp./DE	422	37,524	0.3
Keysight Technologies Inc.(a)	535	35,460	0.2
Trimble Inc.(a)	710	30,856	0.2
Other securities		175,235	1.3

		279,075	2.0
Energy Equipment & Services
Other securities		74,427	0.5

Entertainment
Other securities		91,831	0.7

Equity Real Estate Investment Trusts (REITs)
Duke Realty Corp.	1,016	28,824	0.2
Iron Mountain Inc.	800	27,616	0.2
Regency Centers Corp.	433	28,002	0.2
Other securities		732,817	5.1

		817,259	5.7
Food & Staples Retailing
Other securities		42,229	0.3

Food Products
Lamb Weston Holdings Inc.	418	27,839	0.2
Other securities		91,250	0.6

		119,089	0.8
Gas Utilities
Atmos Energy Corp.	311	29,206	0.2
UGI Corp.	492	27,296	0.2
Other securities		13,006	0.1

		69,508	0.5
Health Care Equipment & Supplies
Cooper Companies Inc. (The)	138	38,247	0.3
DexCom Inc.(a)	249	35,617	0.2
STERIS PLC	239	27,341	0.2
Other securities		124,344	0.9

		225,549	1.6
Health Care Providers & Services
WellCare Health Plans Inc.(a)	142	45,509	0.3
Other securities		104,787	0.8

		150,296	1.1
Health Care Technology
Veeva Systems Inc., Class A(a)	342	37,234	0.3
Other securities		15,230	0.1

		52,464	0.4
Hotels, Restaurants & Leisure
Aramark	696	29,942	0.2
Domino’s Pizza Inc.	120	35,376	0.2
Vail Resorts Inc.	114	31,284	0.2

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$129,276	1.0%

		225,878	1.6
Household Durables
Other securities		77,104	0.5

Household Products
Other securities		18,521	0.1

Independent Power and Renewable Electricity Producers
NRG Energy Inc.	865	32,351	0.2
Vistra Energy Corp.(a)	1,168	29,060	0.2

		61,411	0.4
Industrial Conglomerates
Other securities		20,341	0.1

Insurance
Other securities		320,749	2.3

Interactive Media & Services
Other securities		45,981	0.3

Internet & Direct Marketing Retail
GrubHub Inc.(a)	257	35,626	0.2
Other securities		24,070	0.2

		59,696	0.4
IT Services
GoDaddy Inc., Class A(a)	448	37,359	0.3
Jack Henry & Associates Inc.	220	35,218	0.2
Leidos Holdings Inc.	408	28,217	0.2
Other securities		202,360	1.4

		303,154	2.1
Leisure Products
Other securities		48,799	0.3

Life Sciences Tools & Services
PerkinElmer Inc.(b)	309	30,057	0.2
Other securities		109,873	0.8

		139,930	1.0
Machinery
IDEX Corp.	216	32,543	0.2
Snap-on Inc.	160	29,376	0.2
Other securities		336,367	2.4

		398,286	2.8
Marine
Other securities		13,818	0.1

Media
Other securities		75,862	0.5

Metals & Mining
Steel Dynamics Inc.	637	28,786	0.2
Other securities		68,225	0.5

		97,011	0.7
Mortgage Real Estate Investment
Other securities		87,941	0.6

Multi-Utilities
Other securities		46,985	0.3

Multiline Retail
Kohl’s Corp.	471	35,113	0.3

Security	Shares	Value	% of Net Assets

Multiline Retail (continued)
Other securities		$20,036	0.1%

		55,149	0.4
Oil, Gas & Consumable Fuels
HollyFrontier Corp.	463	32,364	0.2
Targa Resources Corp.	621	34,969	0.2
Other securities		209,726	1.5

		277,059	1.9
Paper & Forest Products
Other securities		9,286	0.1

Personal Products
Other securities		29,796	0.2

Pharmaceuticals
Jazz Pharmaceuticals PLC(a)	168	28,246	0.2
Other securities		18,766	0.1

		47,012	0.3
Professional Services
Other securities		55,219	0.4

Real Estate Management & Development
Other securities		39,010	0.3

Road & Rail
Other securities		63,632	0.5

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a),(b)	2,582	79,758	0.6
Marvell Technology Group Ltd.	1,562	30,147	0.2
Other securities		120,016	0.8

		229,921	1.6
Software
Cadence Design Systems Inc.(a)	799	36,211	0.3
Fortinet Inc.(a)	398	36,723	0.3
PTC Inc.(a)	333	35,361	0.2
SS&C Technologies Holdings Inc.	588	33,416	0.2
Ultimate Software Group Inc. (The)(a)	87	28,031	0.2
Other securities		289,723	2.0

		459,465	3.2
Specialty Retail
Burlington Stores Inc.(a)	188	30,629	0.2
Other securities		69,174	0.5

		99,803	0.7
Technology Hardware, Storage & Peripherals
Other securities		38,821	0.3

Textiles, Apparel & Luxury Goods
Michael Kors Holdings Ltd.(a)	400	27,424	0.2
Other securities		71,682	0.5

		99,106	0.7
Thrifts & Mortgage Finance
Other securities		16,173	0.1

Trading Companies & Distributors
Other securities		80,066	0.6

Transportation Infrastructure
Other securities		10,471	0.1

Water Utilities
Other securities		18,745	0.1

S C H E D U L E S O F I N V E S T M E N T S	21

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 2500 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$10,072	0.1%

Total Common Stocks (Cost: $7,189,448)		7,817,581	54.8

Investment Companies

Exchange Traded Funds
iShares Russell 2000 ETF(c)	38,183	6,435,745	45.1

Total Investment Companies (Cost: $5,777,422)		6,435,745	45.1

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	329,780	329,879	2.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	30,090	30,090	0.2

		359,969	2.5

Total Short-Term Investments (Cost: $359,924)		359,969	2.5

Total Investments In Securities (Cost: $13,326,794)		14,613,295	102.4

Other Assets, Less Liabilities		(347,797)	(2.4)

Net Assets		$14,265,498	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	184,619	145,161	(b)	—	329,780	$329,879	$3,889	(c)	$586		$63
BlackRock Cash Funds: Treasury, SL Agency Shares	4,590	25,500	(b)	—	30,090	30,090	100		—		—
iShares Russell 2000 ETF	18,759	19,497		(73)	38,183	6,435,745	36,021		(92)		501,740

						$6,795,714	$40,010		$494		$501,803

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 2500 ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$7,817,581	$—	$—	$7,817,581
Investment Companies	6,435,745	—	—	6,435,745
Money Market Funds	359,969	—	—	359,969

	$14,613,295	$—	$—	$14,613,295

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Boeing Co. (The)	164,321	$61,110,980	0.7%
Other securities		166,057,526	1.8

		227,168,506	2.5
Air Freight & Logistics
Other securities		57,161,849	0.6

Airlines
Other securities		41,143,368	0.5

Auto Components
Other securities		24,434,413	0.3

Automobiles
Other securities		39,125,497	0.4

Banks
Bank of America Corp.	2,824,191	83,200,667	1.0
Citigroup Inc.	763,672	54,785,829	0.6
JPMorgan Chase & Co.	1,014,532	114,479,791	1.3
PNC Financial Services Group Inc. (The)(a)	140,695	19,161,252	0.2
Wells Fargo & Co.	1,316,832	69,212,690	0.8
Other securities		204,190,760	2.1

		545,030,989	6.0
Beverages
Coca-Cola Co. (The)	1,160,346	53,596,382	0.6
PepsiCo Inc.	429,720	48,042,696	0.5
Other securities		29,023,166	0.3

		130,662,244	1.4
Biotechnology
AbbVie Inc.	459,662	43,474,832	0.5
Amgen Inc.	196,411	40,714,036	0.5
Other securities		187,475,631	2.0

		271,664,499	3.0
Building Products
Other securities		35,138,601	0.4

Capital Markets
BlackRock Inc.(a)	37,322	17,590,978	0.2
Other securities		214,977,056	2.4

		232,568,034	2.6
Chemicals
DowDuPont Inc.	704,287	45,292,697	0.5
Other securities		125,427,319	1.4

		170,720,016	1.9
Commercial Services & Supplies
Other securities		49,216,690	0.5

Communications Equipment
Cisco Systems Inc.	1,428,082	69,476,189	0.8
Other securities		38,886,720	0.4

		108,362,909	1.2
Construction & Engineering
Other securities		16,674,924	0.2

Construction Materials
Other securities		10,060,090	0.1

Consumer Finance
Other securities		65,231,738	0.7

Security	Shares	Value	% of Net Assets

Containers & Packaging
Other securities		$35,305,531	0.4%

Distributors
Other securities		9,985,346	0.1

Diversified Consumer Services
Other securities		16,377,953	0.2

Diversified Financial Services
Berkshire Hathaway Inc., Class B(b)	587,649	125,821,527	1.4
Other securities		6,494,336	0.1

		132,315,863	1.5
Diversified Telecommunication Services
AT&T Inc.	2,205,018	74,044,504	0.8
Verizon Communications Inc.	1,254,857	66,996,815	0.8
Other securities		12,416,462	0.1

		153,457,781	1.7
Electric Utilities
Other securities		142,433,604	1.6

Electrical Equipment
Other securities		52,744,282	0.6

Electronic Equipment, Instruments & Components
Other securities		64,222,315	0.7

Energy Equipment & Services
Other securities		66,361,499	0.7

Entertainment
Netflix Inc.(b)	126,389	47,285,917	0.5
Walt Disney Co. (The)	452,247	52,885,764	0.6
Other securities		73,753,440	0.8

		173,925,121	1.9
Equity Real Estate Investment Trusts (REITs)
Other securities		309,728,092	3.4

Food & Staples Retailing
Walmart Inc.	432,775	40,641,900	0.5
Other securities		76,215,962	0.8

		116,857,862	1.3
Food Products
Other securities		100,070,026	1.1

Gas Utilities
Other securities		14,118,785	0.2

Health Care Equipment & Supplies
Abbott Laboratories	518,978	38,072,226	0.4
Medtronic PLC	410,442	40,375,180	0.5
Other securities		216,510,968	2.4

		294,958,374	3.3
Health Care Providers & Services
UnitedHealth Group Inc.	289,955	77,139,628	0.9
Other securities		198,000,860	2.1

		275,140,488	3.0
Health Care Technology
Other securities		19,452,243	0.2

Hotels, Restaurants & Leisure
McDonald’s Corp.	235,574	39,409,174	0.4

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Hotels, Restaurants & Leisure (continued)
Other securities		$138,840,285	1.6%

		178,249,459	2.0
Household Durables
Other securities		38,443,519	0.4

Household Products
Procter &Gamble Co. (The)	755,592	62,887,922	0.7
Other securities		42,746,633	0.5

		105,634,555	1.2
Independent Power and Renewable Electricity Producers
Other securities		11,463,700	0.1

Industrial Conglomerates
3M Co.	172,874	36,426,280	0.4
Honeywell International Inc.	226,075	37,618,880	0.4
Other securities		41,211,405	0.5

		115,256,565	1.3
Insurance
Other securities		228,059,693	2.5

Interactive Media & Services
Alphabet Inc., Class A(b)	90,623	109,389,211	1.2
Alphabet Inc., Class C,NVS(b)	92,366	110,236,050	1.3
Facebook Inc., Class A(b)	721,352	118,633,550	1.3
Other securities		19,668,785	0.2

		357,927,596	4.0
Internet & Direct Marketing Retail
Amazon.com Inc.(b)	123,325	247,019,975	2.8
Other securities		58,592,063	0.6

		305,612,038	3.4
IT Services
Accenture PLC, Class A	195,030	33,194,106	0.4
International Business Machines Corp.	278,676	42,138,598	0.5
Mastercard Inc., Class A	278,679	62,036,732	0.7
Visa Inc., Class A	542,311	81,395,458	0.9
Other securities		215,014,558	2.3

		433,779,452	4.8
Leisure Products
Other securities		11,816,845	0.1

Life Sciences Tools & Services
Other securities		87,199,567	1.0

Machinery
Other securities		176,907,648	2.0

Marine
Other securities		2,532,638	0.0

Media
Comcast Corp., Class A	1,385,873	49,073,763	0.6
Other securities		62,617,469	0.6

		111,691,232	1.2
Metals & Mining
Other securities		37,583,474	0.4

Mortgage Real Estate Investment
PennyMac Mortgage Investment Trust(a)	18,848	381,484	0.0
Other securities		19,759,348	0.2

		20,140,832	0.2

Security	Shares	Value	% of Net Assets

Multi-Utilities
Other securities		$74,297,701	0.8%

Multiline Retail
Other securities		40,737,224	0.5

Oil, Gas &Consumable Fuels
Chevron Corp.	577,819	70,655,707	0.8
Exxon Mobil Corp.	1,285,166	109,264,813	1.2
Other securities		271,185,972	3.0

		451,106,492	5.0
Paper & Forest Products
Other securities		4,969,345	0.1

Personal Products
Other securities		17,096,346	0.2

Pharmaceuticals
Johnson & Johnson	814,422	112,528,688	1.3
Merck &Co. Inc.	807,469	57,281,851	0.6
Pfizer Inc.	1,760,011	77,563,685	0.9
Other securities		126,750,121	1.3

		374,124,345	4.1
Professional Services
Other securities		44,252,607	0.5

Real Estate Management & Development
Other securities		12,186,879	0.1

Road & Rail
Union Pacific Corp.	224,401	36,539,215	0.4
Other securities		53,878,970	0.6

		90,418,185	1.0
Semiconductors & Semiconductor Equipment
Broadcom Inc.	130,774	32,265,869	0.4
Intel Corp.	1,400,298	66,220,092	0.7
NVIDIA Corp.	176,549	49,613,800	0.6
QUALCOMM Inc.	449,713	32,392,827	0.4
Other securities		156,443,838	1.6

		336,936,426	3.7
Software
Adobe Systems Inc.(b)	149,113	40,253,054	0.5
Microsoft Corp.	2,299,130	262,951,498	2.9
Oracle Corp.	849,937	43,822,752	0.5
salesforce.com Inc.(b)	214,007	34,033,533	0.4
Other securities		176,631,176	1.9

		557,692,013	6.2
Specialty Retail
Home Depot Inc. (The)	349,629	72,425,647	0.8
Other securities		138,118,354	1.5

		210,544,001	2.3
Technology Hardware, Storage & Peripherals
Apple Inc.	1,466,363	331,016,784	3.7
Other securities		38,483,794	0.4

		369,500,578	4.1
Textiles, Apparel & Luxury Goods
Other securities		72,437,268	0.8

Thrifts & Mortgage Finance
PennyMac Financial Services Inc., Class A(a)	3,152	65,877	0.0

S C H E D U L E O F I N V E S T M E N T S	25

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 3000 ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Thrifts & Mortgage Finance (continued)
Other securities		$16,864,829	0.2%

		16,930,706	0.2
Tobacco
Altria Group Inc.	574,324	34,637,480	0.4
Philip Morris International Inc.	471,191	38,420,914	0.4
Other securities		1,213,256	0.0

		74,271,650	0.8

Trading Companies & Distributors
Other securities		31,689,376	0.4

Transportation Infrastructure
Other securities		1,113,855	0.0

Water Utilities
Other securities		9,502,802	0.1

Wireless Telecommunication Services
Other securities		10,203,381	0.1

Total Common Stocks (Cost: $6,314,417,948)		9,024,129,525	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(a),(c),(d)	211,174,624	211,237,976	2.4

Security	Shares	Value	% of Net Assets

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a),(c)	47,383,244	$47,383,244	0.5%

		258,621,220	2.9

Total Short-Term Investments (Cost: $258,573,454)		258,621,220	2.9

Total Investments In Securities (Cost: $6,572,991,402)		9,282,750,745	102.7

Other Assets, Less Liabilities		(244,052,127)	(2.7)

Net Assets		$9,038,698,618	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Purchased		Sold	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	187,493,833	23,680,791	(b)	—	211,174,624	$211,237,976	$968,867	(c)	$15,056		$52,754
BlackRock Cash Funds: Treasury, SL Agency Shares	9,216,649	38,166,595	(b)	—	47,383,244	47,383,244	156,808		—		—
BlackRock Inc.	37,412	5,268		(5,358)	37,322	17,590,978	223,925		1,509,931		(4,204,773)
PennyMac Financial Services Inc., Class A	3,152	—		—	3,152	65,877	1,261		—		(5,516)
PennyMac Mortgage Investment Trust	18,812	2,394		(2,358)	18,848	381,484	18,563		6,738		34,963
PNC Financial Services Group Inc. (The)	143,376	20,235		(22,916)	140,695	19,161,252	253,862		1,307,221		(3,482,914)

						$295,820,811	$1,623,286		$2,838,946		$(7,605,486)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
Russell 2000 E-mini	21	12/21/18	$1,786	$(19,677)
S&P 500 E-Mini	78	12/21/18	11,384	20,873

				$1,196

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell 3000 ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$20,873

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$19,677

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,554,143

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$708,431

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$16,714,398

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$9,024,113,586	$—	$15,939	$9,024,129,525
Money Market Funds	258,621,220	—	—	258,621,220

	$9,282,734,806	$—	$15,939	$9,282,750,745

Derivative financial instruments(a)
Assets
Futures Contracts	$20,873	$—	$—	$20,873
Liabilities
Futures Contracts	(19,677)	—	—	(19,677)

	$1,196	$—	$—	$1,196

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Rockwell Collins Inc.	396,278	$55,665,171	0.3%
Other securities		334,588,680	1.8

		390,253,851	2.1

Air Freight & Logistics
Other securities		97,710,966	0.5

Airlines
Other securities		134,389,943	0.7

Auto Components
Other securities		141,202,824	0.8

Automobiles
Other securities		28,188,551	0.1

Banks
M&T Bank Corp.	350,173	57,617,465	0.3
SunTrust Banks Inc.	1,120,460	74,835,523	0.4
Other securities		685,353,257	3.7

		817,806,245	4.4

Beverages
Other securities		76,070,330	0.4

Biotechnology
Other securities		286,800,257	1.6

Building Products
Other securities		133,230,040	0.7

Capital Markets
Moody’s Corp.	402,304	67,265,229	0.4
T Rowe Price Group Inc.	570,364	62,272,342	0.3
Other securities		452,157,858	2.5

		581,695,429	3.2

Chemicals
Other securities		360,398,564	2.0

Commercial Services & Supplies
Other securities		161,968,131	0.9

Communications Equipment
Other securities		224,493,947	1.2

Construction & Engineering
Other securities		74,783,950	0.4

Construction Materials
Other securities		72,171,586	0.4

Consumer Finance
Discover Financial Services	826,216	63,164,213	0.3
Synchrony Financial	1,792,459	55,709,626	0.3
Other securities		70,549,378	0.4

		189,423,217	1.0

Containers & Packaging
Other securities		273,626,283	1.5

Distributors
Other securities		74,107,297	0.4

Diversified Consumer Services
Other securities		86,273,647	0.5

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$42,243,573	0.2%

Diversified Telecommunication Services
Other securities		65,810,588	0.4

Electric Utilities
PG&E Corp.	1,249,427	57,486,136	0.3
Xcel Energy Inc.	1,229,443	58,042,004	0.3
Other securities		341,928,419	1.9

		457,456,559	2.5

Electrical Equipment
Rockwell Automation Inc.	296,482	55,596,305	0.3
Other securities		118,277,802	0.6

		173,874,107	0.9

Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	712,436	66,983,233	0.4
Corning Inc.	1,926,556	68,007,427	0.4
Other securities		249,234,229	1.3

		384,224,889	2.1

Energy Equipment & Services
Other securities		102,685,178	0.6

Entertainment
Other securities		145,084,300	0.8

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.	333,603	60,432,183	0.3
Digital Realty Trust Inc.(a)	496,639	55,861,955	0.3
Equity Residential	867,388	57,473,129	0.3
Welltower Inc.(a)	899,600	57,862,272	0.3
Weyerhaeuser Co.	1,829,432	59,035,771	0.3
Other securities		1,179,306,511	6.5

		1,469,971,821	8.0

Food & Staples Retailing
Kroger Co. (The)	1,916,712	55,795,486	0.3
Other securities		35,246,911	0.2

		91,042,397	0.5

Food Products
Archer-Daniels-Midland Co.	1,348,521	67,790,151	0.4
Other securities		381,105,893	2.0

		448,896,044	2.4

Gas Utilities
Other securities		58,461,411	0.3

Health Care Equipment & Supplies
Align Technology Inc.(b)	191,301	74,840,777	0.4
Edwards Lifesciences Corp.(b)	506,581	88,195,752	0.5
Zimmer Biomet Holdings Inc.	491,979	64,680,479	0.3
Other securities		428,753,684	2.4

		656,470,692	3.6

Health Care Providers & Services
Centene Corp.(b)	489,694	70,897,897	0.4
Other securities		360,714,010	1.9

		431,611,907	2.3

Health Care Technology
Other securities		93,572,373	0.5

Hotels, Restaurants & Leisure
Other securities		481,244,922	2.6

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$218,701,921	1.2%

Household Products
Other securities		96,942,438	0.5

Independent Power and Renewable Electricity Producers
Other securities		74,066,625	0.4

Industrial Conglomerates
Roper Technologies Inc.	244,484	72,418,606	0.4
Other securities		17,059,795	0.1

		89,478,401	0.5

Insurance
Other securities		662,779,635	3.6

Interactive Media & Services
Other securities		126,466,804	0.7

Internet & Direct Marketing Retail
Other securities		110,974,892	0.6

IT Services
DXC Technology Co.	678,580	63,460,802	0.3
Fidelity National Information Services Inc.	795,258	86,738,790	0.5
Fiserv Inc.(b)	977,610	80,535,512	0.4
Paychex Inc.	775,770	57,135,460	0.3
Square Inc., Class A(b)	690,700	68,386,207	0.4
Worldpay Inc., Class A(b)	722,709	73,188,740	0.4
Other securities		639,321,693	3.5

		1,068,767,204	5.8

Leisure Products
Other securities		70,786,687	0.4

Life Sciences Tools & Services
Other securities		296,911,533	1.6

Machinery
Fortive Corp.(a)	707,705	59,588,761	0.3
Ingersoll-Rand PLC	591,650	60,525,795	0.3
PACCAR Inc.	829,750	56,580,652	0.3
Parker-Hannifin Corp.	320,493	58,948,277	0.3
Other securities		511,053,089	2.9

		746,696,574	4.1

Marine
Other securities		11,696,608	0.1

Media
Other securities		290,153,983	1.6

Metals & Mining
Other securities		218,238,397	1.2

Mortgage Real Estate Investment
Other securities		105,816,706	0.6

Multi-Utilities
Consolidated Edison Inc.	752,585	57,339,451	0.3
Public Service Enterprise Group Inc.	1,219,073	64,354,864	0.3
Sempra Energy	660,918	75,179,422	0.4
Other securities		263,279,628	1.5

		460,153,365	2.5

Multiline Retail
Dollar General Corp.	649,173	70,954,609	0.4

Security	Shares	Value	% of Net Assets

Multiline Retail (continued)
Other securities		$118,615,465	0.6%

		189,570,074	1.0

Oil, Gas & Consumable Fuels
Concho Resources Inc.(a),(b)	469,730	71,751,257	0.4
ONEOK Inc.	989,787	67,097,661	0.4
Williams Companies Inc. (The).	2,934,527	79,789,789	0.4
Other securities		615,081,890	3.3

		833,720,597	4.5

Paper & Forest Products
Other securities		7,754,966	0.0

Personal Products
Other securities		39,395,513	0.2

Pharmaceuticals
Other securities		129,992,087	0.7

Professional Services
Other securities		273,420,711	1.5

Real Estate Management & Development
Other securities		67,116,422	0.4

Road & Rail
Other securities		131,680,260	0.7

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a),(b)	2,193,189	67,747,608	0.4
Analog Devices Inc.	890,877	82,370,487	0.4
Lam Research Corp.	380,519	57,724,732	0.3
Other securities		358,925,397	2.0

		566,768,224	3.1

Software
Autodesk Inc.(b)	529,092	82,596,552	0.4
Red Hat Inc.(a),(b)	427,611	58,274,827	0.3
ServiceNow Inc.(b)	422,400	82,634,112	0.4
Other securities		743,769,876	4.1

		967,275,367	5.2

Specialty Retail
O’Reilly Automotive Inc.(b)	190,870	66,292,968	0.4
Ross Stores Inc.	893,366	88,532,571	0.5
Other securities		376,942,130	2.0

		531,767,669	2.9

Technology Hardware, Storage & Peripherals
Other securities		129,233,847	0.7

Textiles, Apparel & Luxury Goods
VF Corp.	780,990	72,983,516	0.4
Other securities		201,691,320	1.1

		274,674,836	1.5

Thrifts & Mortgage Finance
Other securities		13,737,912	0.1

Trading Companies & Distributors
Other securities		180,361,788	1.0

Transportation Infrastructure
Other securities		8,800,312	0.0

Water Utilities
Other securities		54,136,869	0.3

S C H E D U L E O F I N V E S T M E N T S	29

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$19,071,801	0.1%

Total Common Stocks (Cost: $13,373,423,897)		18,374,356,847	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	752,382,089	752,607,804	4.1
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	127,277,923	127,277,923	0.7

		879,885,727	4.8

Total Short-Term Investments (Cost: $879,713,275)		879,885,727	4.8

Total Investments In Securities (Cost: $14,253,137,172)		19,254,242,574	104.6

Other Assets, Less Liabilities		(844,687,585)	(4.6)

Net Assets		$18,409,554,989	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	672,731,047	79,651,042	752,382,089	$752,607,804	$1,724,238	(b)	$39,185		$173,867
BlackRock Cash Funds: Treasury, SL Agency Shares	18,616,885	108,661,038	127,277,923	127,277,923	282,678		—		—

				$879,885,727	$2,006,916		$39,185		$173,867

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	69	12/21/18	$10,071	$26,241
S&P MidCap 400 E-Mini	117	12/21/18	23,695	(275,101)

				$(248,860)

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$26,241

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$275,101

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$1,211,884

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$1,004,366

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$42,093,027

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$18,374,356,847	$—	$—	$18,374,356,847
Money Market Funds	879,885,727	—	—	879,885,727

	$19,254,242,574	$—	$—	$19,254,242,574

Derivative financial instruments(a)
Assets
Futures Contracts	$26,241	$—	$—	$26,241
Liabilities
Futures Contracts	(275,101)	—	—	(275,101)

	$(248,860)	$—	$—	$(248,860)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Harris Corp.	359,946	$60,906,463	0.7%
TransDigm Group Inc.(a)	147,134	54,777,988	0.6
Other securities		128,627,900	1.3

		244,312,351	2.6
Air Freight & Logistics
Other securities		123,369,591	1.3

Auto Components
Aptiv PLC	697,259	58,500,030	0.6
Other securities		20,203,995	0.2

		78,704,025	0.8
Automobiles
Other securities		10,603,367	0.1

Banks
Other securities		81,801,065	0.9

Beverages
Other securities		63,829,214	0.7

Biotechnology
BioMarin Pharmaceutical Inc.(a)	535,760	51,952,647	0.5
Other securities		282,794,079	3.0

		334,746,726	3.5

Building Products
Other securities		109,292,452	1.1

Capital Markets
Moody’s Corp.	506,091	84,618,415	0.9
T Rowe Price Group Inc.	666,728	72,793,363	0.8
Other securities		280,121,870	2.9

		437,533,648	4.6

Chemicals
Other securities		131,642,929	1.4

Commercial Services & Supplies
Cintas Corp.	265,023	52,424,200	0.6
Other securities		75,449,769	0.7

		127,873,969	1.3
Communications Equipment
Palo Alto Networks Inc.(a),(b)	272,006	61,272,072	0.6
Other securities		95,872,069	1.1

		157,144,141	1.7

Construction & Engineering
Other securities		4,388,168	0.0

Construction Materials
Other securities		84,124,740	0.9

Consumer Finance
Other securities		75,853,014	0.8

Containers & Packaging
Other securities		110,351,870	1.2

Distributors
Other securities		25,073,037	0.3

Diversified Consumer Services
Other securities		72,844,868	0.8

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$1,625,401	0.0%

Diversified Telecommunication Services
Other securities		20,965,880	0.2

Electrical Equipment
Rockwell Automation Inc.	372,671	69,883,266	0.7
Other securities		39,215,095	0.4

		109,098,361	1.1
Electronic Equipment, Instruments & Components
Amphenol Corp., Class A	896,007	84,242,578	0.9
Other securities		149,709,876	1.6

		233,952,454	2.5
Energy Equipment & Services
Other securities		976,447	0.0

Entertainment
Other securities		53,410,470	0.6

Equity Real Estate Investment Trusts (REITs)
SBA Communications Corp.(a)	345,784	55,543,284	0.6
Other securities		109,145,934	1.1

		164,689,218	1.7
Food & Staples Retailing
Other securities		11,622,098	0.1

Food Products
Other securities		93,538,750	1.0

Health Care Equipment & Supplies
ABIOMED Inc.(a)	129,497	58,241,276	0.6
Align Technology Inc.(a)	240,635	94,141,225	1.0
Edwards Lifesciences Corp.(a)	637,583	111,003,200	1.2
IDEXX Laboratories Inc.(a)	260,628	65,068,387	0.7
ResMed Inc.	426,760	49,222,498	0.5
Other securities		185,343,390	1.9

		563,019,976	5.9
Health Care Providers & Services
Centene Corp.(a)	544,605	78,847,912	0.8
Other securities		180,098,120	1.9

		258,946,032	2.7
Health Care Technology
Other securities		83,588,395	0.9

Hotels, Restaurants & Leisure
Hilton Worldwide Holdings Inc.	847,592	68,468,482	0.7
Other securities		270,887,999	2.9

		339,356,481	3.6
Household Durables
Other securities		93,221,057	1.0

Household Products
Clorox Co. (The)	338,817	50,961,465	0.5
Other securities		47,493,549	0.5

		98,455,014	1.0
Industrial Conglomerates
Other securities		17,016,080	0.2

Insurance
Other securities		35,688,923	0.4

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Interactive Media & Services
IAC/InterActiveCorp.(a)	225,883	$48,953,364	0.5%
Twitter Inc.(a),(b)	2,148,675	61,151,291	0.6
Other securities		42,418,917	0.5

		152,523,572	1.6
Internet & Direct Marketing Retail
Other securities		111,423,937	1.2

IT Services
Fiserv Inc.(a)	1,229,936	101,322,128	1.1
FleetCor Technologies Inc.(a)	266,398	60,696,120	0.6
Global Payments Inc.(b)	482,258	61,439,669	0.6
Paychex Inc.	974,637	71,782,015	0.8
Square Inc., Class A(a)	868,413	85,981,571	0.9
Total System Services Inc.	546,357	53,947,290	0.6
VeriSign Inc.(a)	319,557	51,167,467	0.5
Other securities		473,262,264	5.0

		959,598,524	10.1

Leisure Products
Other securities		52,438,362	0.5

Life Sciences Tools & Services
Other securities		147,731,154	1.6

Machinery
Fortive Corp.(b)	818,708	68,935,214	0.7
Other securities		311,146,281	3.3

		380,081,495	4.0
Media
CBS Corp., Class B, NVS	1,000,511	57,479,357	0.6
Other securities		78,108,414	0.8

		135,587,771	1.4
Metals & Mining
Other securities		10,944,131	0.1

Multiline Retail
Dollar General Corp.	816,598	89,254,161	1.0
Other securities		31,235,977	0.3

		120,490,138	1.3
Oil, Gas & Consumable Fuels
Other securities		158,941,738	1.7

Personal Products
Other securities		7,439,464	0.1

Pharmaceuticals
Other securities		61,105,407	0.6

Professional Services
Verisk Analytics Inc.(a)	486,964	58,703,510	0.6
Other securities		132,477,055	1.4

		191,180,565	2.0
Real Estate Management & Development
Other securities		26,386,989	0.3

Road & Rail
Other securities		82,978,613	0.9

Semiconductors & Semiconductor Equipment
Advanced Micro Devices Inc.(a),(b)	2,757,782	85,187,886	0.9
Lam Research Corp.	478,314	72,560,234	0.8
Microchip Technology Inc.(b)	698,366	55,108,061	0.6
Xilinx Inc.	773,302	61,995,621	0.6

Security	Shares	Value	% of Net Assets

Semiconductors & Semiconductor Equipment (continued)
Other securities		$249,209,430	2.6%

		524,061,232	5.5
Software
Autodesk Inc.(a)	559,418	87,330,744	0.9
Red Hat Inc.(a),(b)	537,607	73,265,082	0.8
ServiceNow Inc.(a),(b)	531,812	104,038,382	1.1
Splunk Inc.(a)	439,708	53,165,094	0.6
Workday Inc., Class A(a)	440,788	64,346,232	0.7
Other securities		615,874,815	6.4

		998,020,349	10.5
Specialty Retail
AutoZone Inc.(a)	69,874	54,201,262	0.6
O’Reilly Automotive Inc.(a)	239,944	83,337,350	0.9
Ross Stores Inc.	1,124,949	111,482,446	1.2
Ulta Salon Cosmetics & Fragrance Inc.(a),(b)	173,801	49,032,738	0.5
Other securities		148,631,246	1.5

		446,685,042	4.7
Technology Hardware, Storage & Peripherals
NetApp Inc.	795,560	68,330,648	0.7
Other securities		21,136,674	0.2

		89,467,322	0.9
Textiles, Apparel & Luxury Goods
Lululemon Athletica Inc.(a)	297,403	48,325,013	0.5
VF Corp.	756,467	70,691,841	0.7
Other securities		81,957,287	0.9

		200,974,141	2.1
Trading Companies & Distributors
Fastenal Co.	872,342	50,613,283	0.5
WW Grainger Inc.	138,134	49,370,473	0.5
Other securities		70,019,627	0.8

		170,003,383	1.8

Total Common Stocks (Cost: $7,072,900,098)		9,480,723,541	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	618,607,947	618,793,529	6.5
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	41,735,117	41,735,117	0.5

		660,528,646	7.0

Total Short-Term Investments (Cost: $660,405,742)		660,528,646	7.0

Total Investments In Securities (Cost: $7,733,305,840)		10,141,252,187	106.8

Other Assets, Less Liabilities		(644,873,091)	(6.8)

Net Assets		$9,496,379,096	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.

S C H E D U L E O F I N V E S T M E N T S	33

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap Growth ETF

(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	407,935,852	210,672,095	618,607,947	$618,793,529	$1,551,975	(b)	$23,547		$125,506
BlackRock Cash Funds: Treasury, SL Agency Shares	8,766,495	32,968,622	41,735,117	41,735,117	119,041		—		—

				$660,528,646	$1,671,016		$23,547		$125,506

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P 500 E-Mini	47	12/21/18	$6,860	$15,126
S&P MidCap 400 E-Mini	37	12/21/18	7,493	(92,613)

				$(77,487)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$15,126

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$92,613

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$930,165

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$405,728

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap Growth ETF

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$13,380,400

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,480,723,541	$—	$—	$9,480,723,541
Money Market Funds	660,528,646	—	—	660,528,646

	$10,141,252,187	$—	$—	$10,141,252,187

Derivative financial instruments(a)
Assets
Futures Contracts	$15,126	$—	$—	$15,126
Liabilities
Futures Contracts	(92,613)	—	—	(92,613)

	$(77,487)	$—	$—	$(77,487)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Summary Schedule of Investments (unaudited) September 30, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Common Stocks

Aerospace & Defense
Rockwell Collins Inc.	356,002	$50,007,601	0.5%
Other securities		154,098,058	1.3

		204,105,659	1.8
Airlines
United Continental Holdings Inc.(a)	613,444	54,633,323	0.5
Other securities		85,009,747	0.7

		139,643,070	1.2
Auto Components
Other securities		81,454,739	0.7

Automobiles
Other securities		20,700,598	0.2

Banks
Fifth Third Bancorp	1,675,229	46,772,394	0.4
KeyCorp.	2,649,879	52,706,093	0.5
M&T Bank Corp.	363,544	59,817,530	0.5
Regions Financial Corp.	2,763,962	50,718,703	0.4
SunTrust Banks Inc.	1,165,097	77,816,829	0.7
Other securities		495,031,761	4.4

		782,863,310	6.9
Beverages
Other securities		26,842,167	0.2

Biotechnology
Other securities		22,821,065	0.2

Building Products
Other securities		48,516,124	0.4

Capital Markets
Other securities		243,854,595	2.2

Chemicals
Other securities		267,362,921	2.4

Commercial Services & Supplies
Other securities		62,611,207	0.6

Communications Equipment
Motorola Solutions Inc.	360,542	46,920,936	0.4
Other securities		56,872,311	0.5

		103,793,247	0.9
Construction & Engineering
Other securities		74,448,611	0.7

Construction Materials
Other securities		5,721,655	0.1

Consumer Finance
Other securities		134,445,923	1.2

Containers & Packaging
Other securities		193,844,705	1.7

Distributors
Other securities		56,664,223	0.5

Diversified Consumer Services
Other securities		29,762,069	0.3

Security	Shares	Value	% of Net Assets

Diversified Financial Services
Other securities		$42,516,709	0.4%

Diversified Telecommunication Services
CenturyLink Inc.	2,398,341	50,844,829	0.5

Electric Utilities
Edison International	797,000	53,940,960	0.5
Eversource Energy	794,149	48,792,515	0.4
PG&E Corp.	1,296,786	59,665,124	0.5
PPL Corp.	1,756,985	51,409,381	0.5
Xcel Energy Inc.	1,276,012	60,240,526	0.5
Other securities		200,873,190	1.8

		474,921,696	4.2
Electrical Equipment
Other securities		90,709,891	0.8

Electronic Equipment, Instruments & Components
Corning Inc.	2,000,569	70,620,086	0.6
Other securities		136,115,131	1.2

		206,735,217	1.8
Energy Equipment & Services
Other securities		105,661,483	0.9

Entertainment
Other securities		107,006,384	0.9

Equity Real Estate Investment Trusts (REITs)
AvalonBay Communities Inc.(b)	346,262	62,725,361	0.6
Boston Properties Inc.(b)	387,384	47,683,097	0.4
Digital Realty Trust Inc.(b)	515,568	57,991,089	0.5
Equity Residential	900,146	59,643,674	0.5
Ventas Inc.	892,827	48,551,932	0.4
Welltower Inc.(b)	933,652	60,052,497	0.5
Weyerhaeuser Co.	1,899,475	61,296,058	0.5
Other securities		995,873,008	8.9

		1,393,816,716	12.3
Food & Staples Retailing
Kroger Co. (The)	1,990,037	57,929,977	0.5
Other securities		27,387,653	0.3

		85,317,630	0.8
Food Products
Archer-Daniels-Midland Co.	1,400,819	70,419,171	0.6
Other securities		319,404,144	2.8

		389,823,315	3.4

Gas Utilities
Other securities		60,921,904	0.5

Health Care Equipment & Supplies
Zimmer Biomet Holdings Inc.	510,741	67,147,119	0.6
Other securities		151,327,228	1.3

		218,474,347	1.9
Health Care Providers & Services
Other securities		234,751,936	2.1

Health Care Technology
Other securities		28,390,124	0.3

Hotels, Restaurants & Leisure
Royal Caribbean Cruises Ltd.	417,551	54,256,577	0.5
Other securities		166,748,863	1.5

		221,005,440	2.0

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Household Durables
Other securities		$150,857,131	1.3%

Household Products
Other securities		19,537,575	0.2

Independent Power and Renewable Electricity Producers
Other securities		77,210,113	0.7

Industrial Conglomerates
Roper Technologies Inc.	206,822	61,262,744	0.5
Other securities		17,843,213	0.2

		79,105,957	0.7
Insurance
Other securities		661,051,416	5.8

Interactive Media & Services
Other securities		5,364,825	0.0

Internet & Direct Marketing Retail
Other securities		23,730,075	0.2

IT Services
DXC Technology Co.	704,577	65,892,041	0.6
Fidelity National Information Services Inc.	756,768	82,540,686	0.7
Worldpay Inc., Class A(a)	683,908	69,259,363	0.6
Other securities		101,350,234	0.9

		319,042,324	2.8
Leisure Products
Other securities		30,353,380	0.3

Life Sciences Tools & Services
Agilent Technologies Inc.	808,643	57,041,677	0.5
IQVIA Holdings Inc.(a)	408,528	53,002,423	0.5
Other securities		76,681,156	0.7

		186,725,256	1.7
Machinery
PACCAR Inc.	861,005	58,711,931	0.5
Parker-Hannifin Corp.	272,733	50,163,781	0.4
Stanley Black & Decker Inc.	387,519	56,748,282	0.5
Other securities		297,367,573	2.7

		462,991,567	4.1
Marine
Other securities		12,126,529	0.1

Media
Other securities		189,727,768	1.7

Metals & Mining
Freeport-McMoRan Inc.	3,629,601	50,524,046	0.4
Nucor Corp.	797,887	50,625,930	0.4
Other securities		117,041,721	1.1

		218,191,697	1.9
Mortgage Real Estate Investment
Other securities		109,962,996	1.0

Multi-Utilities
Consolidated Edison Inc.	781,080	59,510,485	0.5
DTE Energy Co.	453,601	49,501,477	0.4
Public Service Enterprise Group Inc.	1,265,488	66,805,112	0.6
Sempra Energy	686,601	78,100,864	0.7
WEC Energy Group Inc.	791,577	52,845,681	0.5

Security	Shares	Value	% of Net Assets

Multi-Utilities (continued)
Other securities		$171,151,579	1.5%

		477,915,198	4.2
Multiline Retail
Other securities		97,797,770	0.9

Oil, Gas & Consumable Fuels
Concho Resources Inc.(a)	424,505	64,843,139	0.6
Devon Energy Corp.	1,273,834	50,876,930	0.4
Hess Corp.	664,587	47,571,137	0.4
Marathon Oil Corp.	2,134,382	49,688,413	0.4
Williams Companies Inc. (The)	3,049,696	82,921,234	0.7
Other securities		439,649,633	4.0

		735,550,486	6.5
Paper & Forest Products
Other securities		8,141,546	0.1

Personal Products
Other securities		34,639,479	0.3

Pharmaceuticals
Mylan NV(a)	1,287,439	47,120,267	0.4
Other securities		37,436,795	0.3

		84,557,062	0.7
Professional Services
IHS Markit Ltd.(a)	958,446	51,717,746	0.5
Other securities		74,552,021	0.6

		126,269,767	1.1
Real Estate Management & Development
Other securities		48,037,405	0.4

Road & Rail
Other securities		69,209,619	0.6

Semiconductors & Semiconductor Equipment
Analog Devices Inc.	780,032	72,121,759	0.7
Other securities		83,823,836	0.7

		155,945,595	1.4
Software
Other securities		182,384,539	1.6

Specialty Retail
Other securities		184,529,262	1.6

Technology Hardware, Storage & Peripherals
Other securities		60,546,247	0.5

Textiles, Apparel & Luxury Goods
Other securities		120,333,488	1.1

Thrifts & Mortgage Finance
Other securities		14,206,037	0.1

Trading Companies & Distributors
Other securities		47,135,926	0.4

Transportation Infrastructure
Other securities		9,168,476	0.1

Water Utilities
Other securities		56,293,020	0.5

S C H E D U L E O F I N V E S T M E N T S	37

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value	% of Net Assets

Wireless Telecommunication Services
Other securities		$19,642,910	0.2%

Total Common Stocks (Cost: $9,798,254,324)		11,288,635,950	99.8

Short-Term Investments

Money Market Funds
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c),(d),(e)	379,609,692	379,723,575	3.3
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c),(d)	90,103,187	90,103,187	0.8

		469,826,762	4.1

Total Short-Term Investments (Cost: $469,758,328)		469,826,762	4.1

Total Investments In Securities (Cost: $10,268,012,652)		11,758,462,712	103.9

Other Assets, Less Liabilities		(443,104,639)	(3.9)

Net Assets		$11,315,358,073	100.0%

Other securities are those securities, which individually, are not one of the 50 largest unaffiliated issuers and which represent less than one percent of the net assets of the Fund as of September 30, 2018. Other securities may include securities on loan and non-income earning securities.

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	327,446,348	52,163,344	379,609,692	$379,723,575	$807,178	(b)	$19,574		$78,724
BlackRock Cash Funds: Treasury, SL Agency Shares	12,615,482	77,487,705	90,103,187	90,103,187	181,797		—		—

				$469,826,762	$988,975		$19,574		$78,724

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini	26	12/21/18	$3,795	$9,888
S&P MidCap 400 E-Mini	111	12/21/18	22,480	(236,765)

				$(226,877)

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Summary Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Russell Mid-Cap Value ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$9,888

Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$236,765

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$927,862

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$465,200

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$32,252,330

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$11,288,635,950	$—	$—	$11,288,635,950
Money Market Funds	469,826,762	—	—	469,826,762

	$11,758,462,712	$—	$—	$11,758,462,712

Derivative financial instruments(a)
Assets
Futures Contracts	$9,888	$—	$—	$9,888
Liabilities
Futures Contracts	(236,765)	—	—	(236,765)

	$(226,877)	$—	$—	$(226,877)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	39

Statements of Assets and Liabilities  (unaudited)

September 30, 2018

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,102,046,675	$9,830,973	$7,817,581	$8,986,929,934
Affiliated(c)	202,465,649	154,586	6,795,714	295,820,811
Cash	—	—	—	44,145
Cash pledged:
Futures contracts	88,710	—	—	600,459
Receivables:
Investments sold	2,365,228	—	—	—
Securities lending income — Affiliated	532,092	—	550	179,399
Variation margin on futures contracts	4,926	—	—	1,005
Dividends	889,500	10,586	26,891	7,951,467

Total assets	1,308,392,780	9,996,145	14,640,736	9,291,527,220

LIABILITIES
Collateral on securities loaned, at value	199,712,091	—	329,274	211,193,235
Payables:
Investments purchased	2,384,893	2,627	3,146	—
Income distributions	2,250,040	65,418	42,110	40,142,713
Investment advisory fees	551,716	1,262	708	1,492,654

Total liabilities	204,898,740	69,307	375,238	252,828,602

NET ASSETS	$1,103,494,040	$9,926,838	$14,265,498	$9,038,698,618

NET ASSETS CONSIST OF:
Paid-in capital	$1,033,644,476	$9,239,957	$12,800,328	$5,904,560,386
Undistributed (distributions in excess of) net investment income	(956,218)	5,323	6,524	3,093,531
Accumulated net realized gain (loss)	(44,261,296)	141,250	172,145	421,284,162
Net unrealized appreciation	115,067,078	540,308	1,286,501	2,709,760,539

NET ASSETS	$1,103,494,040	$9,926,838	$14,265,498	$9,038,698,618

Shares outstanding	10,400,000	350,000	300,000	52,450,000

Net asset value	$106.11	$28.36	$47.55	$172.33

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$192,589,628	$—	$322,284	$204,602,968
(b) Investments, at cost — Unaffiliated	$986,999,166	$9,287,100	$7,189,448	$6,289,472,167
(c) Investments, at cost — Affiliated	$202,420,128	$158,151	$6,137,346	$283,519,235

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities (unaudited) (continued)

September 30, 2018

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$18,374,356,847		$9,480,723,541	$11,288,635,950
Affiliated(c)	879,885,727		660,528,646	469,826,762
Cash	313,924		239,049	151,289
Cash pledged:
Futures contracts	1,888,420		558,990	1,477,590
Receivables:
Investments sold	54,538,239		3,252,153	53,943,794
Securities lending income — Affiliated	438,771		534,184	303,362
Variation margin on futures contracts	89,480		18,648	87,653
Dividends	21,977,675		2,820,424	20,508,710

Total assets	19,333,489,083		10,148,675,635	11,834,935,110

LIABILITIES
Collateral on securities loaned, at value	752,475,865		618,695,642	379,679,983
Payables:
Investments purchased	66,106,422		1,830,211	64,033,061
Income distributions	102,408,074		29,876,465	73,593,874
Investment advisory fees	2,943,733		1,894,221	2,270,119

Total liabilities	923,934,094		652,296,539	519,577,037

NET ASSETS	$18,409,554,989		$9,496,379,096	$11,315,358,073

NET ASSETS CONSIST OF:
Paid-in capital	$13,725,607,166		$6,980,968,293	$9,786,978,844
Undistributed net investment income	11,246,747		997,311	10,797,566
Accumulated net realized gain (loss)	(328,155,466)		106,544,632	27,358,480
Net unrealized appreciation	5,000,856,542		2,407,868,860	1,490,223,183

NET ASSETS	$18,409,554,989		$9,496,379,096	$11,315,358,073

Shares outstanding	334,000,000	(d)	70,050,000	125,400,000

Net asset value	$55.12	(d)	$135.57	$90.23

Shares authorized	Unlimited		Unlimited	Unlimited

Par value	None		None	None

(a) Securities loaned, at value	$733,840,484		$605,920,682	$374,437,330
(b) Investments, at cost — Unaffiliated	$13,373,423,897		$7,072,900,098	$9,798,254,324
(c) Investments, at cost — Affiliated	$879,713,275		$660,405,742	$469,758,328
(d) Shares outstanding and net asset value per share reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	41

Statements of Operations  (unaudited)

Six Months Ended September 30, 2018

	iShares Micro-Cap ETF	iShares Russell 1000 Pure U.S. Revenue ETF	iShares Russell 2500 ETF	iShares Russell 3000 ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$4,680,951	$120,536	$55,112	$85,971,380
Dividends — Affiliated	15,937	1,118	36,121	654,419
Non-cash dividends — Unaffiliated	—	7,230	—	—
Interest — Unaffiliated	508	—	—	6,436
Securities lending income — Affiliated — net	2,909,828	—	3,889	968,867
Foreign taxes withheld	(3,152)	—	(39)	(7,848)

Total investment income	7,604,072	128,884	95,083	87,593,254

EXPENSES
Investment advisory fees	3,132,084	7,226	8,612	8,846,935

Total expenses	3,132,084	7,226	8,612	8,846,935

Less:
Investment advisory fees waived	—	—	(4,996)	—

Total expenses after fees waived	3,132,084	7,226	3,616	8,846,935

Net investment income	4,471,988	121,658	91,467	78,746,319

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(45,235,151)	(126,955)	180,721	(2,551,681)
Investments — Affiliated	1,628	(74)	494	(57,557)
In-kind redemptions — Unaffiliated	82,436,656	287,812	—	591,652,974
In-kind redemptions — Affiliated	—	1,072	—	2,896,503
Futures contracts	141,777	—	—	1,554,143
Foreign currency transactions	(983)	—	—	21
Litigation proceeds	272,180 (a)	—	—	—

Net realized gain	37,616,107	161,855	181,215	593,494,403

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	55,712,711	643,653	386,505	264,853,058
Investments — Affiliated	46,941	(9,626)	501,803	(7,605,486)
Futures contracts	1,140	—	—	708,431

Net change in unrealized appreciation (depreciation)	55,760,792	634,027	888,308	257,956,003

Net realized and unrealized gain	93,376,899	795,882	1,069,523	851,450,406

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$97,848,887	$917,540	$1,160,990	$930,196,725

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2018

	iShares Russell Mid-Cap ETF	iShares Russell Mid-Cap Growth ETF	iShares Russell Mid-Cap Value ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$182,630,454	$57,670,324 (a)	$143,170,540
Dividends — Affiliated	282,678	119,041	181,797
Non-cash dividends — Unaffiliated	13,844,779	—	14,397,742
Interest — Unaffiliated	9,876	3,739	6,357
Securities lending income — Affiliated — net	1,724,238	1,551,975	807,178
Foreign taxes withheld	(23,251)	(1,414)	(23,404)

Total investment income	198,468,774	59,343,665	158,540,210

EXPENSES
Investment advisory fees	17,234,823	10,986,150	13,276,171

Total expenses	17,234,823	10,986,150	13,276,171

Net investment income	181,233,951	48,357,515	145,264,039

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(201,676,754)	(101,352,488)	(324,252,273)
Investments — Affiliated	39,185	23,547	19,574
In-kind redemptions — Unaffiliated	375,233,659	527,559,290	601,076,380
Futures contracts	1,211,884	930,165	927,862

Net realized gain	174,807,974	427,160,514	277,771,543

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	972,833,797	429,173,906	162,921,618
Investments — Affiliated	173,867	125,506	78,724
Futures contracts	1,004,366	405,728	465,200

Net change in unrealized appreciation (depreciation)	974,012,030	429,705,140	163,465,542

Net realized and unrealized gain	1,148,820,004	856,865,654	441,237,085

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,330,053,955	$905,223,169	$586,501,124

(a)	Includes $15,963,689 related to a special distribution from Dr Pepper Snapple Group Inc.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	43

Statements of Changes in Net Assets

	iShares Micro-Cap ETF		iShares Russell 1000 Pure U.S. Revenue ETF
	Six Months Ended 09/30/18	Year Ended	Six Months Ended 09/30/18	Period From 08/08/17 (a)
	(unaudited )	03/31/18	(unaudited )	to 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$4,471,988	$7,406,288	$121,658	$76,889
Net realized gain (loss)	37,616,107	79,983,593	161,855	(20,498)
Net change in unrealized appreciation (depreciation)	55,760,792	18,319,392	634,027	(93,719)

Net increase (decrease) in net assets resulting from operations	97,848,887	105,709,273	917,540	(37,328)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(4,508,083)	(9,668,187)	(118,853)	(74,478)

Decrease in net assets resulting from distributions to shareholders	(4,508,083)	(9,668,187)	(118,853)	(74,478)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	130,778,268	(69,200,935)	(7,217)	9,247,174

NET ASSETS
Total increase in net assets	224,119,072	26,840,151	791,470	9,135,368
Beginning of period	879,374,968	852,534,817	9,135,368	—

End of period	$1,103,494,040	$879,374,968	$9,926,838	$9,135,368

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(956,218)	$(920,123)	$5,323	$2,518

(a)	Commencement of operations.

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Russell 2500 ETF		iShares Russell 3000 ETF
	Six Months Ended	Period From	Six Months Ended
	09/30/18	07/06/17 (a)	09/30/18	Year Ended
	(unaudited)	to 03/31/18	(unaudited)	03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$91,467	$45,293	$78,746,319	$134,299,443
Net realized gain (loss)	181,215	(9,070)	593,494,403	265,057,051
Net change in unrealized appreciation (depreciation)	888,308	398,193	257,956,003	619,486,519

Net increase in net assets resulting from operations	1,160,990	434,416	930,196,725	1,018,843,013

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(85,035)	(45,201)	(76,855,549)	(135,962,722)
Return of capital	—	(567)	—	—

Decrease in net assets resulting from distributions to shareholders	(85,035)	(45,768)	(76,855,549)	(135,962,722)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	6,704,021	6,096,874	3,230,955	(80,065,706)

NET ASSETS
Total increase in net assets	7,779,976	6,485,522	856,572,131	802,814,585
Beginning of period	6,485,522	—	8,182,126,487	7,379,311,902

End of period	$14,265,498	$6,485,522	$9,038,698,618	$8,182,126,487

Undistributed net investment income included in net assets at end of period	$6,524	$92	$3,093,531	$1,202,761

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap ETF		iShares Russell Mid-Cap Growth ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$181,233,951	$247,711,425	$48,357,515	$66,735,100
Net realized gain	174,807,974	756,728,378	427,160,514	694,088,309
Net change in unrealized appreciation (depreciation)	974,012,030	807,594,657	429,705,140	643,886,865

Net increase in net assets resulting from operations	1,330,053,955	1,812,034,460	905,223,169	1,404,710,274

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(176,639,759)	(261,767,708)	(47,602,107)	(69,516,250)

Decrease in net assets resulting from distributions to shareholders	(176,639,759)	(261,767,708)	(47,602,107)	(69,516,250)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	268,106,469	(30,898,012)	77,104,338	(13,660,520)

NET ASSETS
Total increase in net assets	1,421,520,665	1,519,368,740	934,725,400	1,321,533,504
Beginning of period	16,988,034,324	15,468,665,584	8,561,653,696	7,240,120,192

End of period	$18,409,554,989	$16,988,034,324	$9,496,379,096	$8,561,653,696

Undistributed net investment income included in net assets at end of period	$11,246,747	$6,652,555	$997,311	$241,903

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares Russell Mid-Cap Value ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$145,264,039	$201,099,937
Net realized gain	277,771,543	380,580,018
Net change in unrealized appreciation (depreciation)	163,465,542	37,476,679

Net increase in net assets resulting from operations	586,501,124	619,156,634

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(134,370,340)	(210,505,321)

Decrease in net assets resulting from distributions to shareholders	(134,370,340)	(210,505,321)

CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions	329,935,497	569,337,104

NET ASSETS
Total increase in net assets	782,066,281	977,988,417
Beginning of period	10,533,291,792	9,555,303,375

End of period	$11,315,358,073	$10,533,291,792

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$10,797,566	$(96,133)

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Financial Highlights

(For a share outstanding throughout each period)

	iShares Micro-Cap ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$96.11		$85.68	$68.00	$79.25	$77.27	$58.73

Net investment income(a)	0.45		0.79	0.85	0.96	0.88	0.71
Net realized and unrealized gain (loss)(b)	9.99		10.68	17.82	(11.18)	2.05	18.62

Net increase (decrease) from investment operations	10.44		11.47	18.67	(10.22)	2.93	19.33

Distributions
From net investment income	(0.44)		(1.04)	(0.99)	(1.03)	(0.95)	(0.79)

Total distributions	(0.44)		(1.04)	(0.99)	(1.03)	(0.95)	(0.79)

Net asset value, end of period	$106.11		$96.11	$85.68	$68.00	$79.25	$77.27

Total Return
Based on net asset value	10.85	%(c)(d)	13.43%	27.60%	(12.98)%	3.87%	33.03%

Ratios to Average Net Assets
Total expenses	0.60	%(e)	0.60%	0.60%	0.60%	0.60%	0.60%

Net investment income	0.86	%(e)	0.86%	1.09%	1.29%	1.19%	1.03%

Supplemental Data
Net assets, end of period (000)	$1,103,494		$879,375	$852,535	$693,633	$935,138	$1,050,830

Portfolio turnover rate(f)	17	%(c)	22%	21%	25%	26%	26%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 10.83% for the six months ended September 30, 2018.

(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 1000 Pure U.S. Revenue ETF
	Six Months Ended		Period From
	09/30/18		08/08/17	(a)
	(unaudited	)	to 03/31/18

Net asset value, beginning of period	$26.10		$24.97

Net investment income(b)	0.35		0.36
Net realized and unrealized gain(c)	2.25		1.03

Net increase from investment operations	2.60		1.39

Distributions
From net investment income	(0.34)		(0.26)

Total distributions	(0.34)		(0.26)

Net asset value, end of period	$28.36		$26.10

Total Return
Based on net asset value	10.00	%(d)	5.59	%(d)

Ratios to Average Net Assets
Total expenses	0.15	%(e)	0.15	%(e)

Net investment income	2.53	%(e)	2.09	%(e)

Supplemental Data
Net assets, end of period (000)	$9,927		$9,135

Portfolio turnover rate(f)	11	%(d)	4	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	49

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 2500 ETF
	Six Months Ended		Period From
	09/30/18		07/06/17	(a)
	(unaudited	)	to 03/31/18

Net asset value, beginning of period	$43.24		$39.34

Net investment income(b)	0.37		0.42
Net realized and unrealized gain(c)	4.25		3.88

Net increase from investment operations	4.62		4.30

Distributions
From net investment income	(0.31)		(0.40)
Return of capital	—		(0.00	)(d)

Total distributions	(0.31)		(0.40)

Net asset value, end of period	$47.55		$43.24

Total Return
Based on net asset value	10.71	%(e)	10.96	%(e)

Ratios to Average Net Assets
Total expenses	0.15	%(f)	0.15	%(f)

Total expenses after fees waived	0.06	%(f)	0.07	%(f)

Net investment income	1.59	%(f)	1.37	%(f)

Supplemental Data
Net assets, end of period (000)	$14,265		$6,486

Portfolio turnover rate(g)	12	%(e)	5	%(e)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Rounds to less than $0.01.
(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell 3000 ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$156.30		$139.89	$120.86	$123.93	$112.36	$93.44

Net investment income(a)	1.47		2.53	2.34	2.23	2.06	1.83
Net realized and unrealized gain (loss)(b)	15.96		16.45	19.07	(2.84)	11.56	18.91

Net increase (decrease) from investment operations	17.43		18.98	21.41	(0.61)	13.62	20.74

Distributions
From net investment income	(1.40)		(2.57)	(2.38)	(2.46)	(2.05)	(1.82)

Total distributions	(1.40)		(2.57)	(2.38)	(2.46)	(2.05)	(1.82)

Net asset value, end of period	$172.33		$156.30	$139.89	$120.86	$123.93	$112.36

Total Return
Based on net asset value	11.18	%(c)	13.64%	17.87%	(0.47)%	12.18%	22.35%

Ratios to Average Net Assets
Total expenses	0.20	%(d)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	1.78	%(d)	1.68%	1.81%	1.85%	1.74%	1.77%

Supplemental Data
Net assets, end of period (000)	$9,038,699		$8,182,126	$7,379,312	$6,012,841	$6,400,926	$5,561,693

Portfolio turnover rate(e)	2	%(c)	4%	4%	5%	5%	5%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	51

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap ETF
	Six Months Ended 09/30/18 (unaudited	)(a)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15 (a)	Year Ended 03/31/14 (a)

Net asset value, beginning of period	$51.61		$46.82	$40.76	$43.27	$38.68	$31.84

Net investment income(b)	2.19		0.76	0.68	0.65	0.57	0.51
Net realized and unrealized gain (loss)(c)	1.85		4.84	6.12	(2.46)	4.63	6.85

Net increase (decrease) from investment operations	4.04		5.60	6.80	(1.81)	5.20	7.36

Distributions
From net investment income	(0.53)		(0.81)	(0.74)	(0.70)	(0.61)	(0.52)

Total distributions	(0.53)		(0.81)	(0.74)	(0.70)	(0.61)	(0.52)

Net asset value, end of period	$55.12		$51.61	$46.82	$40.76	$43.27	$38.68

Total Return
Based on net asset value	7.87	%(d)	12.02%	16.79%	(4.18)%	13.51%	23.28%

Ratios to Average Net Assets
Total expenses	0.19	%(e)	0.20%	0.20%	0.20%	0.20%	0.20%

Net investment income	2.04	%(e)	1.53%	1.56%	1.58%	1.39%	1.43%

Supplemental Data
Net assets, end of period (000)	$18,409,555		$16,988,034	$15,468,666	$12,171,212	$12,625,202	$9,909,644

Portfolio turnover rate(f)	8	%(d)	10%	11%	11%	10%	10%

(a)	Per share amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Growth ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$122.92		$103.80	$92.16	$97.98	$85.83	$69.89

Net investment income(a)	0.69	(b)	0.96	0.91	0.96	0.86	0.69
Net realized and unrealized gain (loss)(c)	12.64		19.16	11.78	(5.78)	12.23	16.00

Net increase (decrease) from investment operations	13.33		20.12	12.69	(4.82)	13.09	16.69

Distributions
From net investment income	(0.68)		(1.00)	(1.05)	(1.00)	(0.94)	(0.75)

Total distributions	(0.68)		(1.00)	(1.05)	(1.00)	(0.94)	(0.75)

Net asset value, end of period	$135.57		$122.92	$103.80	$92.16	$97.98	$85.83

Total Return
Based on net asset value	10.85	%(d)	19.46%	13.85%	(4.91)%	15.33%	23.96%

Ratios to Average Net Assets
Total expenses	0.24	%(e)	0.24%	0.25%	0.25%	0.25%	0.25%

Net investment income	1.06	%(b)(e)	0.84%	0.94%	1.03%	0.95%	0.88%

Supplemental Data
Net assets, end of period (000)	$9,496,379		$8,561,654	$7,240,120	$6,059,739	$6,442,307	$4,862,272

Portfolio turnover rate(f)	18	%(d)	24%	27%	22%	20%	23%

(a)	Based on average shares outstanding.
(b)	Includes a one-time special distribution from Dr Pepper Snapple Group Inc. Excluding such special distribution, the net investment income would be $0.46 per share and 0.71% of average net assets.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	53

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Russell Mid-Cap Value ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Year Ended 03/31/16	Year Ended 03/31/15	Year Ended 03/31/14

Net asset value, beginning of period	$86.44		$83.02	$70.95	$75.23	$68.74	$57.15

Net investment income(a)	1.18		1.69	1.55	1.45	1.28	1.18
Net realized and unrealized gain (loss)(b)	3.69		3.48	12.18	(4.16)	6.57	11.62

Net increase (decrease) from investment operations	4.87		5.17	13.73	(2.71)	7.85	12.80

Distributions
From net investment income	(1.08)		(1.75)	(1.66)	(1.57)	(1.36)	(1.21)

Total distributions	(1.08)		(1.75)	(1.66)	(1.57)	(1.36)	(1.21)

Net asset value, end of period	$90.23		$86.44	$83.02	$70.95	$75.23	$68.74

Total Return
Based on net asset value	5.66	%(c)	6.28%	19.51%	(3.56)%	11.48%	22.61%

Ratios to Average Net Assets
Total expenses	0.24	%(d)	0.24%	0.25%	0.25%	0.25%	0.25%

Net investment income	2.65	%(d)	1.98%	2.00%	2.05%	1.77%	1.91%

Supplemental Data
Net assets, end of period (000)	$11,315,358		$10,533,292	$9,555,303	$6,850,265	$7,281,905	$5,722,940

Portfolio turnover rate(e)	21	%(c)	20%	21%	25%	22%	23%

(a)	Based on average shares outstanding.
(b)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(c)	Not annualized.
(d)	Annualized.
(e)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Micro-Cap	Diversified
Russell 1000 Pure U.S. Revenue	Non-diversified
Russell 2500	Diversified
Russell 3000	Diversified
Russell Mid-Cap	Diversified
Russell Mid-Cap Growth	Diversified
Russell Mid-Cap Value	Diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	55

Notes to Financial Statements  (unaudited)  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Micro-Cap
Barclays Bank PLC	$6,648,477	$6,648,477		$—	$—
Barclays Capital Inc.	3,260,264	3,260,264		—	—
BNP Paribas New York Branch	5,208,968	5,208,968		—	—
BNP Paribas Prime Brokerage International Ltd.	2,594,407	2,594,407		—	—
BNP Paribas Securities Corp.	1,843,485	1,843,485		—	—
Citigroup Global Markets Inc.	14,584,443	14,584,443		—	—
Credit Suisse Securities (USA) LLC	4,757,497	4,757,497		—	—
Deutsche Bank Securities Inc.	7,554,775	7,554,775		—	—
Goldman Sachs & Co.	33,081,612	33,081,612		—	—
ING Financial Markets LLC	285,751	285,751		—	—
Jefferies LLC	1,544,402	1,544,402		—	—
JPMorgan Securities LLC	30,660,082	30,660,082		—	—
Merrill Lynch, Pierce, Fenner & Smith	19,524,274	19,524,274		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	28,185,134	28,185,134		—	—
National Financial Services LLC	7,847,815	7,847,815		—	—
Nomura Securities International Inc.	122,574	122,574		—	—
RBC Capital Markets LLC	48,528	48,528		—	—
Scotia Capital (USA) Inc.	1,677,243	1,677,243		—	—
SG Americas Securities LLC	384,079	325,270		—	(58,809	)(b)
State Street Bank & Trust Company	3,684,664	3,684,664		—	—
UBS AG	1,815,062	1,815,062		—	—
UBS Securities LLC	7,626,709	7,626,709		—	—
Wells Fargo Securities LLC	9,649,383	9,649,383		—	—

	$192,589,628	$192,530,819		$—	$(58,809)

Russell 2500
Barclays Bank PLC	$43,806	$42,881		$—	$(925	)(b)
BNP Paribas Securities Corp.	9,491	9,491		—	—
Citigroup Global Markets Inc.	84,878	84,878		—	—
Credit Suisse Securities (USA) LLC	78,332	78,332		—	—
JPMorgan Securities LLC	67,308	67,308		—	—
Merrill Lynch, Pierce, Fenner & Smith	28,125	28,125		—	—
SG Americas Securities LLC	3,938	3,938		—	—
UBS AG	6,406	6,406		—	—

	$322,284	$321,359		$—	$(925)

N O T E S T O F I N A N C I A L S T A T E M E N T S	57

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell 3000
Barclays Bank PLC	$8,756,711	$8,742,354		$—	$(14,357	)(b)
Barclays Capital Inc.	8,404,136	8,404,136		—	—
BNP Paribas New York Branch	3,261,126	3,261,126		—	—
BNP Paribas Prime Brokerage International Ltd.	4,236,971	4,236,971		—	—
BNP Paribas Securities Corp.	284,086	284,086		—	—
Citigroup Global Markets Inc.	25,252,154	25,252,154		—	—
Credit Suisse Securities (USA) LLC	5,100,392	5,100,392		—	—
Deutsche Bank Securities Inc.	1,040,820	1,040,820		—	—
Goldman Sachs & Co.	25,743,832	25,743,832		—	—
HSBC Bank PLC	5,299,145	5,299,145		—	—
ING Financial Markets LLC	2,177,039	2,177,039		—	—
Jefferies LLC	3,275,102	3,274,210		—	(892	)(b)
JPMorgan Securities LLC	29,478,086	29,478,086		—	—
Merrill Lynch, Pierce, Fenner & Smith	13,226,927	13,226,927		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	39,046,323	39,046,323		—	—
National Financial Services LLC	3,056,761	3,056,761		—	—
Nomura Securities International Inc.	163,690	163,690		—	—
RBC Capital Markets LLC	187,119	187,119		—	—
Scotia Capital (USA) Inc.	1,849,581	1,849,581		—	—
SG Americas Securities LLC	128,011	128,011		—	—
State Street Bank & Trust Company	3,522,806	3,522,806		—	—
TD Prime Services LLC	12,016,196	12,016,196		—	—
UBS AG	1,203,730	1,203,730		—	—
UBS Securities LLC	4,569,615	4,569,615		—	—
Wells Fargo Securities LLC	3,322,609	3,322,609		—	—

	$204,602,968	$204,587,719		$—	$(15,249)

Russell Mid-Cap
Barclays Bank PLC	$37,650,843	$37,650,843		$—	$—
Barclays Capital Inc.	207,001	207,001		—	—
BNP Paribas New York Branch	21,058,236	21,058,236		—	—
BNP Paribas Prime Brokerage International Ltd.	28,242,510	28,242,510		—	—
BNP Paribas Securities Corp.	49,080,334	49,080,334		—	—
Citigroup Global Markets Inc.	95,938,783	95,938,783		—	—
Credit Suisse Securities (USA) LLC	35,763,466	35,763,466		—	—
Deutsche Bank Securities Inc.	12,028,622	12,028,622		—	—
Goldman Sachs & Co.	64,255,774	64,255,774		—	—
HSBC Bank PLC	32,714,125	32,714,125		—	—
Jefferies LLC	1,577,518	1,577,518		—	—
JPMorgan Securities LLC	68,748,641	68,748,641		—	—
Merrill Lynch, Pierce, Fenner & Smith	129,353,876	129,353,876		—	—
Mizuho Securities USA Inc.	78,910	78,910		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	93,421,461	93,421,461		—	—
National Financial Services LLC	5,740,775	5,740,775		—	—
SG Americas Securities LLC	4,745,317	4,745,317		—	—
State Street Bank & Trust Company	19,678,415	19,678,415		—	—
TD Prime Services LLC	10,847,161	10,847,161		—	—
UBS AG	1,503,169	1,503,169		—	—
UBS Securities LLC	12,131,105	12,131,105		—	—
Wells Fargo Securities LLC	9,074,442	9,074,442		—	—

	$733,840,484	$733,840,484		$—	$—

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

Russell Mid-Cap Growth
Barclays Bank PLC	$28,152,483	$28,152,483		$—	$—
BNP Paribas New York Branch	10,001,811	10,001,811		—	—
BNP Paribas Prime Brokerage International Ltd.	5,505,364	5,505,364		—	—
BNP Paribas Securities Corp.	10,210,647	10,210,647		—	—
Citigroup Global Markets Inc.	34,245,483	34,245,483		—	—
Credit Suisse Securities (USA) LLC	29,152,344	29,152,344		—	—
Goldman Sachs & Co.	21,406,594	21,406,594		—	—
HSBC Bank PLC	15,863,558	15,863,558		—	—
ING Financial Markets LLC	26,609	26,609		—	—
Jefferies LLC	2,320,664	2,320,664		—	—
JPMorgan Securities LLC	110,924,891	110,924,891		—	—
Merrill Lynch, Pierce, Fenner & Smith	114,757,170	114,757,170		—	—
Mizuho Securities USA Inc.	555,264	555,264		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	58,287,068	58,287,068		—	—
National Financial Services LLC	2,464,529	2,464,529		—	—
Nomura Securities International Inc.	14,947,487	14,947,487		—	—
RBC Capital Markets LLC	112,292	112,292		—	—
Scotia Capital (USA) Inc.	2,847,737	2,847,737		—	—
State Street Bank & Trust Company	44,682,685	44,682,685		—	—
TD Prime Services LLC	40,949,782	40,949,782		—	—
UBS Securities LLC	22,755,447	22,755,447		—	—
Wells Fargo Securities LLC	35,750,773	35,750,773		—	—

	$605,920,682	$605,920,682		$—	$—

Russell Mid-Cap Value
Barclays Bank PLC	$4,131,330	$4,131,330		$—	$—
BNP Paribas New York Branch	13,526,971	13,526,971		—	—
BNP Paribas Prime Brokerage International Ltd.	70,154	70,154		—	—
BNP Paribas Securities Corp.	140,425	140,425		—	—
Citigroup Global Markets Inc.	102,330,465	102,330,465		—	—
Credit Suisse Securities (USA) LLC	7,366,338	7,366,338		—	—
Deutsche Bank Securities Inc.	3,899,398	3,899,398		—	—
Goldman Sachs & Co.	45,542,122	45,542,122		—	—
HSBC Bank PLC	16,068,206	16,068,206		—	—
Jefferies LLC	641,778	641,778		—	—
JPMorgan Securities LLC	45,997,083	45,997,083		—	—
Merrill Lynch, Pierce, Fenner & Smith	31,061,643	31,061,643		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	74,974,770	74,974,770		—	—
National Financial Services LLC	784,211	784,211		—	—
SG Americas Securities LLC	94,608	94,608		—	—
State Street Bank & Trust Company	12,763,599	12,763,599		—	—
TD Prime Services LLC	2,223,002	2,223,002		—	—
UBS AG	660,029	660,029		—	—
UBS Securities LLC	7,325,848	7,325,848		—	—
Wells Fargo Securities LLC	4,835,350	4,835,350		—	—

	$374,437,330	$374,437,330		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

N O T E S T O F I N A N C I A L S T A T E M E N T S	59

Notes to Financial Statements  (unaudited) (continued)

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:

iShares ETF	Investment Advisory Fee
Micro-Cap	0.60%
Russell 1000 Pure U.S. Revenue	0.15
Russell 2500	0.15
Russell 3000	0.20

For its investment advisory services to the iShares Russell Mid-Cap ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2000%
Over $121 billion, up to and including $181 billion	0.1900
Over $181 billion, up to and including $231 billion	0.1805
Over $231 billion, up to and including $281 billion	0.1715
Over $281 billion	0.1630
Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

For its investment advisory services to each of the iShares Russell Mid-Cap Growth and iShares Russell Mid-Cap Value ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.2500%
Over $121 billion, up to and including $181 billion	0.2375
Over $181 billion, up to and including $231 billion	0.2257
Over $231 billion, up to and including $281 billion	0.2144
Over $281 billion	0.2037
Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). For the iShares Russell 2500 ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through July 31, 2022 in an amount equal to the acquired fund fees and expenses, if any, attributable to the Fund’s investments in other iShares funds, provided that the waiver be no greater than the Fund’s investment advisory fee of 0.15%.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Micro-Cap	$1,127,511
Russell 2500	1,754
Russell 3000	407,010
Russell Mid-Cap	783,663
Russell Mid-Cap Growth	675,221
Russell Mid-Cap Value	362,493

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$32,449,575	$95,321,492
Russell 3000	28,148,062	28,894,350
Russell Mid-Cap	662,957,087	507,338,739
Russell Mid-Cap Growth	949,225,006	1,079,329,097
Russell Mid-Cap Value	1,099,711,885	699,482,459

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	61

Notes to Financial Statements  (unaudited)  (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Micro-Cap	$183,127,672	$177,000,365
Russell 1000 Pure U.S. Revenue	1,015,468	1,014,221
Russell 2500	1,374,952	1,338,387
Russell 3000	260,304,945	189,262,022
Russell Mid-Cap	1,537,718,471	1,377,275,964
Russell Mid-Cap Growth	1,752,956,442	1,610,690,104
Russell Mid-Cap Value	2,376,670,274	2,282,677,552

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Micro-Cap	$289,214,305	$160,834,466
Russell 1000 Pure U.S. Revenue	1,435,884	1,440,835
Russell 2500	6,677,348	—
Russell 3000	1,088,580,842	1,087,691,872
Russell Mid-Cap	1,035,408,210	766,276,245
Russell Mid-Cap Growth	1,950,801,867	1,880,245,838
Russell Mid-Cap Value	1,921,412,706	1,592,575,176

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Micro-Cap	$43,800,632	$17,016,462	$60,817,094
Russell 1000 Pure U.S. Revenue	14,057	—	14,057
Russell 2500	8,257	—	8,257
Russell 3000	1,106,039	31,991,900	33,097,939
Russell Mid-Cap	128,855,004	27,732,055	156,587,059
Russell Mid-Cap Growth	122,861,357	137,522,509	260,383,866
Russell Mid-Cap Value	19,651,322	4,032,186	23,683,508

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Micro-Cap	$1,211,426,818	$237,594,347	$(144,534,793)	$93,059,554
Russell 1000 Pure U.S. Revenue	9,451,799	799,739	(265,979)	533,760
Russell 2500	13,327,515	1,493,457	(207,677)	1,285,780
Russell 3000	6,712,921,752	3,053,851,949	(484,021,760)	2,569,830,189
Russell Mid-Cap	14,600,510,734	5,464,054,460	(810,571,480)	4,653,482,980
Russell Mid-Cap Growth	7,793,779,168	2,573,198,149	(225,802,617)	2,347,395,532
Russell Mid-Cap Value	10,495,530,417	1,881,673,082	(618,967,664)	1,262,705,418

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

Micro-Cap
Shares sold	2,750,000	$293,436,118	1,550,000	$141,056,129
Shares redeemed	(1,500,000)	(162,657,850)	(2,350,000)	(210,257,064)

Net increase (decrease)	1,250,000	$130,778,268	(800,000)	$(69,200,935)

N O T E S T O F I N A N C I A L S T A T E M E N T S	63

Notes to Financial Statements  (unaudited)  (continued)

	Six Months Ended 09/30/18			Year Ended 03/31/18

iShares ETF	Shares		Amount	Shares		Amount

Russell 1000 Pure U.S. Revenue
Shares sold	50,000		$1,441,530	350,000		$9,247,174
Shares redeemed	(50,000)		(1,448,747)	—		—

Net increase (decrease)	—		$(7,217)	350,000		$9,247,174

Russell 2500
Shares sold	150,000		$6,704,021	150,000		$6,096,874

Russell 3000
Shares sold	6,650,000		$1,099,851,775	2,750,000		$413,564,492
Shares redeemed	(6,550,000)		(1,096,620,820)	(3,150,000)		(493,630,198)

Net increase (decrease)	100,000		$3,230,955	(400,000)		$(80,065,706)

Russell Mid-Cap
Shares sold	19,200,000	(a)	$1,042,278,928	37,200,000	(a)	$1,832,810,982
Shares redeemed	(14,400,000	)(a)	(774,172,459)	(38,400,000	)(a)	(1,863,708,994)

Net increase (decrease)	4,800,000		$268,106,469	(1,200,000)		$(30,898,012)

Russell Mid-Cap Growth
Shares sold	14,950,000		$1,961,451,457	14,050,000		$1,575,874,039
Shares redeemed	(14,550,000)		(1,884,347,119)	(14,150,000)		(1,589,534,559)

Net increase (decrease)	400,000		$77,104,338	(100,000)		$(13,660,520)

Russell Mid-Cap Value
Shares sold	21,600,000		$1,934,519,603	22,100,000		$1,874,144,828
Shares redeemed	(18,050,000)		(1,604,584,106)	(15,350,000)		(1,304,807,724)

Net increase	3,550,000		$329,935,497	6,750,000		$569,337,104

(a)	Share transactions reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, ”Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

Certain iShares funds (the “Impacted Funds”), along with thousands of other former shareholders of Tribune Company (“Tribune”), were named as defendants in one or more lawsuits (the “Litigation”) arising out of Tribune’s 2007 leveraged buyout transaction (“LBO”). The Litigation seeks to “claw back” from former Tribune shareholders, including the Impacted Funds, proceeds received in connection with the LBO. The iShares Russell 3000 ETF, iShares Russell MidCap ETF and iShares Russell MidCap Value ETF received proceeds of $518,568, $2,662,268 and $4,836,058, respectively, in the LBO. The claims that were originally brought against the Impacted Funds were dismissed but are currently subject to appeals in multiple appellate courts. The outcome of these appeals could result in new claims being brought against the Impacted Funds and/or previously dismissed claims being revived and subject to continuing litigation. The Impacted Funds intend to vigorously defend the Litigation.

12.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

At the meeting of the Board held on September 12-13, 2018, the Board approved a four-for-one stock split for iShares Russell Mid-Cap ETF, effective after the close of trading on October 25, 2018. The impact of the stock split will be to increase the number of shares outstanding by a factor of four, while decreasing the NAV per share by a factor of four, resulting in no effect on the net assets of the Fund. As the effective date of the stock split occurred after the end of the reporting period but before the issuance of this report, the financial statements and financial highlights for the Fund herein reflect the retrospective impact of the stock split.

N O T E S T O F I N A N C I A L S T A T E M E N T S	65

Board Review and Approval of Investment Advisory Contract

I. iShares Micro-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion -Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares Russell 1000 Pure U.S. Revenue ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	67

Board Review and Approval of Investment Advisory Contract  (continued)

composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA- Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares Russell 2500 ETF and iShares Russell 3000 ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

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information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

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Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same indexes as the Funds and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the Funds, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares Russell Mid-Cap ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees,

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reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)

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Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates -The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. Further, with respect to comparisons with one or more open-end index mutual funds registered under the 1940 Act managed by BFA (or an affiliate) that track the same index as the Fund and have investment advisory fee rates and overall expenses (net of waivers and reimbursements) that are lower than the investment advisory fee rate and overall expenses (net of waivers and reimbursements) of the Fund, the Board gave weight to management’s explanations of the relevant circumstances applicable to such mutual funds. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion -Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

V. iShares Russell Mid-Cap Growth ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to

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Board Review and Approval of Investment Advisory Contract  (continued)

provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates -The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost

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Board Review and Approval of Investment Advisory Contract  (continued)

information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates -The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion -Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

VI. iShares Russell Mid-Cap Value ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent

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Board Review and Approval of Investment Advisory Contract  (continued)

counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their

76	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion -Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	77

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Micro-Cap	$0.416380	$—	$0.026909	$0.443289	94%	—%	6%	100%
Russell 1000 Pure U.S. Revenue	0.325283	—	0.014297	0.339580	96	—	4	100
Russell 2500	0.243212	—	0.068855	0.312067	78	—	22	100
Russell 3000	1.378777	—	0.022846	1.401623	98	—	2	100
Russell Mid-Cap(a)	0.508540	—	0.023016	0.531556	96	—	4	100
Russell Mid-Cap Growth	0.668792	—	0.010392	0.679184	98	—	2	100
Russell Mid-Cap Value	1.027486	—	0.055724	1.083210	95	—	5	100

(a)	The amounts reflect a four-for-one stock split effective after the close of trading on October 25, 2018.

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General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

Complete Schedules of Portfolio Holdings

The complete schedules of investments in securities of unaffiliated issuers for certain iShares Funds in this report are also available without charge, upon request, by calling toll-free 1-800-474-2737.

G E N E R A L I N F O R M A T I O N	79

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

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        For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE Russell, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶  iShares U.S. Aerospace & Defense ETF | ITA | Cboe BZX

▶  iShares U.S. Broker-Dealers & Securities Exchanges ETF | IAI | NYSE Arca

▶  iShares U.S. Healthcare Providers ETF | IHF | NYSE Arca

▶  iShares U.S. Home Construction ETF | ITB | Cboe BZX

▶  iShares U.S. Infrastructure ETF | IFRA | Cboe BZX

▶  iShares U.S. Insurance ETF | IAK | NYSE Arca

▶  iShares U.S. Medical Devices ETF | IHI | NYSE Arca

▶  iShares U.S. Oil & Gas Exploration & Production ETF | IEO | Cboe BZX

▶  iShares U.S. Oil Equipment & Services ETF | IEZ | NYSE Arca

▶  iShares U.S. Pharmaceuticals ETF | IHE | NYSE Arca

▶  iShares U.S. Real Estate ETF | IYR | NYSE Arca

▶  iShares U.S. Regional Banks ETF | IAT | NYSE Arca

▶  iShares U.S. Telecommunications ETF | IYZ | Cboe BZX

Fund Summary as of September 30, 2018	iShares® U.S. Aerospace & Defense ETF

Investment Objective

The iShares U.S. Aerospace & Defense ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the aerospace and defense sector, as represented by the Dow Jones U.S. Select Aerospace & Defense IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.06%	22.95%	20.01%	17.01%	22.95%	148.94%	381.25%
Fund Market	10.11	22.97	20.00	17.12	22.97	148.85	385.69
Index	10.34	23.50	20.51	17.49	23.50	154.16	401.36

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,100.60	$2.21		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Aerospace & Defense	96.9%
Leisure Products	1.6
Industrial Machinery	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Boeing Co. (The)	11.4%
United Technologies Corp.	8.3
Lockheed Martin Corp.	7.6
Raytheon Co.	6.2
General Dynamics Corp.	6.1
Northrop Grumman Corp.	6.0
Rockwell Collins Inc.	3.8
Harris Corp.	3.6
TransDigm Group Inc.	3.4
Textron Inc.	3.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	3

Fund Summary as of September 30, 2018	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Investment Objective

The iShares U.S. Broker-Dealers & Securities Exchanges ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the investment services sector, as represented by the Dow Jones U.S. Select Investment Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(4.31)%	10.41%	15.44%	9.76%	10.41%	105.04%	153.88%
Fund Market	(4.25)	10.39	15.43	9.68	10.39	104.95	151.82
Index	(4.15)	10.89	15.95	10.11	10.89	109.60	161.98

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$956.90	$2.06		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Investment Banking & Brokerage	71.2%
Financial Exchanges & Data	27.7
Asset Management & Custody Banks	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Goldman Sachs Group Inc. (The)	10.1%
Morgan Stanley	9.0
CME Group Inc.	8.8
Charles Schwab Corp. (The)	8.8
Intercontinental Exchange Inc.	7.7
TD Ameritrade Holding Corp.	4.7
E*TRADE Financial Corp.	4.6
Raymond James Financial Inc.	4.4
Cboe Global Markets Inc.	4.0
Nasdaq Inc.	3.9

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® U.S. Healthcare Providers ETF

Investment Objective

The iShares U.S. Healthcare Providers ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the healthcare providers sector, as represented by the Dow Jones U.S. Select Health Care Providers IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	27.29%	35.48%	18.29%	16.43%	35.48%	131.57%	357.59%
Fund Market	26.90	35.50	18.28	16.41	35.50	131.50	356.94
Index	27.69	36.15	18.78	16.89	36.15	136.43	376.02

Certain sectors and markets performed exceptionally well based on market conditions during the six-month and one-year periods. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,272.90	$2.39		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Managed Health Care	46.6%
Health Care Services	31.7
Health Care Facilities	16.4
Health Care Technology	4.6
Life Sciences Tools & Services	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
UnitedHealth Group Inc.	12.5%
CVS Health Corp.	6.7
Anthem Inc.	6.3
Aetna Inc.	6.0
Express Scripts Holding Co.	5.5
Cigna Corp.	5.4
Humana Inc.	5.0
HCA Healthcare Inc.	4.5
Centene Corp.	3.9
Laboratory Corp. of America Holdings	2.9

(a)	Excludes money market funds.

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® U.S. Home Construction ETF

Investment Objective

The iShares U.S. Home Construction ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the home construction sector, as represented by the Dow Jones U.S. Select Home Construction IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(9.70)%	(2.86)%	10.04%	7.79%	(2.86)%	61.36%	111.67%
Fund Market	(10.32)	(2.94)	10.03	7.70	(2.94)	61.25	109.95
Index	(9.56)	(2.48)	10.50	8.55	(2.48)	64.78	127.06

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$903.00	$2.00		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Homebuilding	64.3%
Building Products	15.1
Home Improvement Retail	10.0
Home Furnishings	3.5
Specialty Chemicals	2.5
Trading Companies & Distributors	2.3
Construction Materials	1.2
Forest Products	1.1

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
DR Horton Inc.	14.3%
Lennar Corp., Class A	13.4
NVR Inc.	8.3
PulteGroup Inc.	6.4
Home Depot Inc. (The)	4.6
Toll Brothers Inc.	4.4
Lowe’s Companies Inc.	3.5
Sherwin-Williams Co. (The)	2.5
Cavco Industries Inc.	2.1
KB Home	2.0

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® U.S. Infrastructure ETF

Investment Objective

The iShares U.S. Infrastructure ETF (the “Fund”) seeks to track the investment results of an index equities of U.S. companies that have infrastructure exposure and that could benefit from a potential increase in domestic infrastructure activities, as represented by the NYSE® FactSet U.S. Infrastructure IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

Cumulative Total Returns
Since Inception
Fund NAV	8.14%
Fund Market	8.26
Index	8.37

The inception date of the Fund was 4/3/18. The first day of secondary market trading was 4/5/18.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual					Hypothetical 5% Return
Beginning Account Value (04/03/18)	(a)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(b)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(b)	Annualized Expense Ratio
$1,000.00		$1,081.40	$2.05		$1,000.00	$1,023.10	$2.03		0.40%

(a)	The beginning of the period (commencement of operations) is April 03, 2018.

(b)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (180 days for actual and 183 days for hypothetical expenses) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Electric Utilities	17.0%
Multi-Utilities	12.5
Construction & Engineering	8.6
Building Products	7.6
Steel	7.2
Water Utilities	6.1
Gas Utilities	5.9
Oil & Gas Storage & Transportation	4.5
Commodity Chemicals	4.4
Construction Machinery & Heavy Trucks	3.5
Railroads	3.1
Industrial Machinery	2.8
Construction Materials	2.8
Specialty Chemicals	2.3
Oil & Gas Equipment & Services	2.2
Trading Companies & Distributors	1.7
Independent Power Producers & Energy Traders	1.6
Aluminum	1.2
Environmental & Facilities Services	1.2
Forest Products	1.0
Other (each representing less than 1%)	2.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
SCANA Corp.	0.8%
Vistra Energy Corp.	0.8
Union Pacific Corp.	0.8
NRG Energy Inc.	0.8
Cadiz Inc.	0.8
ONEOK Inc.	0.8
SJW Group	0.8
Targa Resources Corp.	0.8
California Water Service Group	0.8
Connecticut Water Service Inc.	0.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® U.S. Insurance ETF

Investment Objective

The iShares U.S. Insurance ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the insurance sector, as represented by the Dow Jones U.S. Select Insurance IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.66%	6.20%	11.01%	9.33%	6.20%	68.57%	143.95%
Fund Market	3.66	6.23	11.01	9.03	6.23	68.57	137.37
Index	3.89	6.64	11.47	9.82	6.64	72.08	155.11

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,036.60	$2.14		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Property & Casualty Insurance	46.2%
Life & Health Insurance	31.6
Multi-line Insurance	15.4
Insurance Brokers	3.6
Reinsurance	1.7
Other Diversified Financial Services	1.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Chubb Ltd.	8.1%
American International Group Inc.	6.5
MetLife Inc.	6.4
Prudential Financial Inc.	6.0
Progressive Corp. (The)	5.8
Aflac Inc.	5.2
Travelers Companies Inc. (The)	5.0
Allstate Corp. (The)	5.0
Hartford Financial Services Group Inc. (The)	2.9
Markel Corp.	2.7

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® U.S. Medical Devices ETF

Investment Objective

The iShares U.S. Medical Devices ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the medical devices sector, as represented by the Dow Jones U.S. Select Medical Equipment IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	23.11%	36.55%	22.63%	15.28%	36.55%	177.28%	314.45%
Fund Market	23.07	36.47	22.61	15.28	36.47	177.11	314.41
Index	23.43	37.22	23.15	15.79	37.22	183.19	333.04

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$1,231.10	$2.35		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Health Care Equipment	88.2%
Life Sciences Tools & Services	11.0
Other (each representing less than 1%)	0.8

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Medtronic PLC	9.3%
Abbott Laboratories	9.3
Thermo Fisher Scientific Inc.	7.5
Becton Dickinson and Co.	5.9
Danaher Corp.	5.7
Intuitive Surgical Inc.	5.6
Stryker Corp.	5.0
Boston Scientific Corp.	4.9
Edwards Lifesciences Corp.	3.9
Baxter International Inc.	3.8

(a)	Excludes money market funds.

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® U.S. Oil & Gas Exploration & Production ETF

Investment Objective

The iShares U.S. Oil & Gas Exploration & Production ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil and gas exploration and production sector, as represented by the Dow Jones U.S. Select Oil Exploration & Production IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	20.03%	30.61%	0.68%	4.04%	30.61%	3.47%	48.54%
Fund Market	20.06	30.60	0.68	4.03	30.60	3.46	48.40
Index	20.28	31.16	1.08	4.47	31.16	5.52	54.87

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$1,200.30	$2.32		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Oil & Gas Exploration & Production	71.1%
Oil & Gas Refining & Marketing	25.0
Oil & Gas Storage & Transportation	3.9

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
ConocoPhillips	12.6%
EOG Resources Inc.	10.4
Valero Energy Corp.	6.8
Phillips 66	6.8
Marathon Petroleum Corp.	5.0
Anadarko Petroleum Corp.	4.8
Concho Resources Inc.	4.3
Pioneer Natural Resources Co.	4.2
Andeavor	3.0
Devon Energy Corp.	2.8

(a)	Excludes money market funds.

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Fund Summary as of September 30, 2018	iShares® U.S. Oil Equipment & Services ETF

Investment Objective

The iShares U.S. Oil Equipment & Services ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the oil equipment and services sector, as represented by the Dow Jones U.S. Select Oil Equipment & Services IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	10.81%	2.07%	(9.01)%	(2.50)%	2.07%	(37.62)%	(22.36)%
Fund Market	10.84	2.13	(9.02)	(2.50)	2.13	(37.65)	(22.36)
Index	11.02	2.39	(8.83)	(2.25)	2.39	(37.02)	(20.37)

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$1,108.10	$2.22		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Oil & Gas Equipment & Services	79.7%
Oil & Gas Drilling	20.3

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Schlumberger Ltd.	16.9%
Halliburton Co.	10.1
National Oilwell Varco Inc.	6.1
Baker Hughes a GE Co.	5.7
TechnipFMC PLC	5.5
Helmerich & Payne Inc.	3.8
Transocean Ltd.	3.5
Core Laboratories NV	3.0
Ensco PLC, Class A	2.6
Patterson-UTI Energy Inc.	2.4

(a)	Excludes money market funds.

F U N D S U M M A R Y	11

Fund Summary as of September 30, 2018	iShares® U.S. Pharmaceuticals ETF

Investment Objective

The iShares U.S. Pharmaceuticals ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the pharmaceuticals sector, as represented by the Dow Jones U.S. Select Pharmaceuticals IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.75%	8.58%	11.01%	14.75%	8.58%	68.58%	295.69%
Fund Market	14.61	8.61	11.00	14.73	8.61	68.53	295.25
Index	14.85	8.77	11.30	15.18	8.77	70.79	310.88

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value	Ending Account Value	Expenses Paid During		Beginning Account Value	Ending Account Value	Expenses Paid During		Annualized Expense
(04/01/18)	(09/30/18)	the Period	(a)	(04/01/18)	(09/30/18)	the Period	(a)	Ratio
$1,000.00	$1,147.50	$2.26		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Pharmaceuticals	90.6%
Biotechnology	9.4

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
Johnson & Johnson	10.2%
Pfizer Inc.	9.1
Merck & Co. Inc.	7.9
Bristol-Myers Squibb Co.	6.3
Eli Lilly & Co.	6.2
Allergan PLC	5.1
Zoetis Inc.	4.5
Mylan NV	3.1
Jazz Pharmaceuticals PLC	2.5
Perrigo Co. PLC	2.3

(a)	Excludes money market funds.

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2018	iShares® U.S. Real Estate ETF

Investment Objective

The iShares U.S. Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the real estate sector, as represented by the Dow Jones U.S. Real Estate IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	8.25%	4.21%	8.88%	6.99%	4.21%	53.00%	96.49%
Fund Market	8.24	4.20	8.86	6.96	4.20	52.91	96.02
Index	8.48	4.69	9.39	7.46	4.69	56.62	105.32

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,082.50	$2.19		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Specialized REITs	30.7%
Retail REITs	13.3
Residential REITs	13.2
Office REITs	10.0
Health Care REITs	8.8
Industrial REITs	6.2
Hotel & Resort REITs	5.2
Mortgage REITs	4.7
Diversified REITs	3.7
Real Estate Services	2.2
Research & Consulting Services	1.5
Real Estate Development	0.5

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
American Tower Corp.	6.1%
Simon Property Group Inc.	5.2
Crown Castle International Corp.	4.4
Prologis Inc.	4.1
Equinix Inc.	3.3
Public Storage	2.9
AvalonBay Communities Inc.	2.4
Weyerhaeuser Co.	2.3
Equity Residential	2.3
Welltower Inc.	2.3

(a)	Excludes money market funds.

F U N D S U M M A R Y	13

Fund Summary as of September 30, 2018	iShares® U.S. Regional Banks ETF

Investment Objective

The iShares U.S. Regional Banks ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the regional banks sector, as represented by the Dow Jones U.S. Select Regional Banks IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	(1.80)%	5.72%	12.42%	6.39%	5.72%	79.60%	85.70%
Fund Market	(1.72)	5.69	12.42	6.38	5.69	79.56	85.66
Index	(1.58)	6.19	12.93	6.83	6.19	83.71	93.67

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$982.00	$2.09		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Regional Banks	84.5%
Diversified Banks	13.9
Thrifts & Mortgage Finance	1.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
U. S. Bancorp	13.8%
PNC Financial Services Group Inc. (The)	10.8
BB&T Corp.	6.4
SunTrust Banks Inc.	5.3
M&T Bank Corp.	4.1
KeyCorp	3.6
Regions Financial Corp.	3.5
Fifth Third Bancorp	3.2
Citizens Financial Group Inc.	3.1
SVB Financial Group	2.8

(a)	Excludes money market funds.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Fund Summary as of September 30, 2018	iShares® U.S. Telecommunications ETF

Investment Objective

The iShares U.S. Telecommunications ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the telecommunications sector, as represented by the Dow Jones U.S. Select Telecommunications IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.40%	0.75%	4.16%	6.98%	0.75%	22.62%	96.42%
Fund Market	11.44	0.75	4.15	6.95	0.75	22.52	95.75
Index	11.41	0.66	4.22	7.22	0.66	22.94	100.72

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 16 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,114.00	$2.23		$1,000.00	$1,023.00	$2.13		0.42%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 16 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments(a)
Communications Equipment	48.7%
Diversified Telecommunication Services	41.0
Wireless Telecommunication Services	8.1
Household Durables	2.2

TEN LARGEST HOLDINGS

Security	Percent of Total Investments(a)
AT&T Inc.	15.4%
Cisco Systems Inc.	14.8
Verizon Communications Inc.	14.3
T-Mobile U. S. Inc.	3.9
Motorola Solutions Inc.	3.8
Palo Alto Networks Inc.	3.6
CenturyLink Inc.	3.5
Arista Networks Inc.	2.9
F5 Networks Inc.	2.7
Juniper Networks Inc.	2.5

(a)	Excludes money market funds.

F U N D S U M M A R Y	15

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Since shares of a fund may not trade in the secondary market until after the fund’s inception, for the period from inception to the first day of secondary market trading in shares of the fund, the NAV of the fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Aerospace & Defense ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 96.8%
AAR Corp.(a)	1,317,661	$63,102,785
Aerojet Rocketdyne Holdings Inc.(a)(b)	2,180,603	74,118,696
Aerovironment Inc.(a)(b)	675,842	75,809,197
Arconic Inc.	6,642,613	146,203,912
Astronics Corp.(a)(b)	1,081,036	47,025,066
Axon Enterprise Inc.(a)(b)	1,386,922	94,907,072
Boeing Co. (The)	1,877,891	698,387,663
BWX Technologies Inc.	1,941,855	121,443,612
Cubic Corp.(a)	879,134	64,220,739
Curtiss-Wright Corp.	867,133	119,161,417
Engility Holdings Inc.(b)	1,097,814	39,510,326
Esterline Technologies Corp.(a)(b)	845,452	76,893,859
General Dynamics Corp.	1,819,137	372,413,727
Harris Corp.	1,300,927	220,129,858
HEICO Corp.(a)	1,012,741	93,789,944
HEICO Corp., Class A(a)	1,478,208	111,604,704
Hexcel Corp.(a)	1,764,920	118,337,886
Huntington Ingalls Industries Inc.	640,682	164,065,847
Kratos Defense & Security Solutions Inc.(a)(b)	3,714,583	54,901,537
L3 Technologies Inc.	932,590	198,287,286
Lockheed Martin Corp.	1,339,080	463,268,117
Mercury Systems Inc.(a)(b)	1,436,537	79,469,227
Moog Inc., Class A	976,162	83,920,647
National Presto Industries Inc.	302,781	39,255,557
Northrop Grumman Corp.	1,162,111	368,819,168
Raytheon Co.	1,840,029	380,260,393
Rockwell Collins Inc.	1,659,222	233,070,914
Spirit AeroSystems Holdings Inc., Class A	1,695,836	155,457,286
Teledyne Technologies Inc.(b)	586,112	144,582,108
Textron Inc.(a)	2,879,907	205,826,953
TransDigm Group Inc.(b)	563,181	209,672,286
Triumph Group Inc.(a)	2,292,032	53,404,346
United Technologies Corp.	3,619,272	506,010,418
Wesco Aircraft Holdings Inc.(a)(b)	3,708,357	41,719,016

		5,919,051,569

Security	Shares	Value

Industrial Machinery —1.5%
RBC Bearings Inc.(a)(b)	615,326	$92,520,417

Leisure Products — 1.6%
American Outdoor Brands Corp.(a)(b)(c)	2,869,890	44,569,392
Sturm Ruger & Co. Inc.(a)(c)	783,182	54,078,717

		98,648,109

Total Common Stocks — 99.9% (Cost: $4,998,491,073)		6,110,220,095

Short-Term Investments

Money Market Funds — 2.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	135,640,721	135,681,413
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	31,169,508	31,169,508

		166,850,921

Total Short-Term Investments — 2.7% (Cost: $166,810,367)		166,850,921

Total Investments in Securities — 102.6% (Cost: $5,165,301,440)		6,277,071,016
Other Assets, Less Liabilities — (2.6)%		(161,946,813)

Net Assets — 100.0%		$6,115,124,203

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)

American Outdoors Brand Corp.	3,496,648	914,489		(1,541,247)		2,869,890	$44,569,392	$—		$(7,392,718)	$23,812,867
BlackRock Cash Funds: Institutional, SL Agency Shares	157,959,111	—		(22,318,390	)(b)	135,640,721	135,681,413	396,084	(c)	8,030	53,390
BlackRock Cash Funds: Treasury, SL Agency Shares	3,004,338	28,165,170	(b)	—		31,169,508	31,169,508	39,927		—	—
Sturm Ruger & Co. Inc.(d)	898,694	125,461		(240,973)		783,182	54,078,717	574,186		765,609	13,442,037

							$265,499,030	$1,010,197		$(6,619,079)	$37,308,294

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(d)	The Fund held less than 5% at the end of the period.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Aerospace & Defense ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$6,110,220,095	$—	$—	$6,110,220,095
Money Market Funds	166,850,921	—	—	166,850,921

	$6,277,071,016	$—	$—	$6,277,071,016

See notes to financial statements.

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Broker-Dealers & Securities Exchanges ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Asset Management & Custody Banks — 1.0%
Diamond Hill Investment Group Inc.	19,888	$3,289,276

Financial Exchanges & Data — 27.7%
Cboe Global Markets Inc.	129,358	12,413,194
CME Group Inc.	161,670	27,517,851
Intercontinental Exchange Inc.	319,164	23,902,192
MarketAxess Holdings Inc.(a)	57,689	10,296,910
Nasdaq Inc.	140,257	12,034,050

		86,164,197

Investment Banking & Brokerage — 71.2%
BGC Partners Inc., Class A	635,012	7,505,842
Charles Schwab Corp. (The)	557,708	27,411,348
Cowen Inc.(a)(b)	198,707	3,238,924
E*TRADE Financial Corp.(b)	271,664	14,232,477
Evercore Inc., Class A	82,628	8,308,245
Goldman Sachs Group Inc. (The)	140,157	31,428,806
Greenhill & Co. Inc.	122,400	3,225,240
Houlihan Lokey Inc.	118,123	5,307,266
Interactive Brokers Group Inc., Class A(a)	150,632	8,331,456
INTL. FCStone Inc.(a)(b)	77,175	3,729,096
Investment Technology Group Inc.	178,531	3,866,981
Lazard Ltd., Class A	212,507	10,227,962
LPL Financial Holdings Inc.	150,958	9,738,301
Moelis & Co., Class A	122,175	6,695,190
Morgan Stanley	604,294	28,141,972
Piper Jaffray Companies	63,747	4,867,083
PJT Partners Inc., Class A(a)	83,186	4,354,787
Raymond James Financial Inc.	148,715	13,689,216
Stifel Financial Corp.	149,665	7,671,828

Security	Shares	Value

Investment Banking & Brokerage (continued)
TD Ameritrade Holding Corp.	274,299	$14,491,216
Virtu Financial Inc., Class A	242,621	4,961,599

		221,424,835

Total Common Stocks — 99.9% (Cost: $331,392,325)		310,878,308

Short-Term Investments

Money Market Funds — 6.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	17,196,734	17,201,894
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,659,355	1,659,355

		18,861,249

Total Short-Term Investments — 6.1% (Cost: $18,858,471)		18,861,249

Total Investments in Securities — 106.0% (Cost: $350,250,796)		329,739,557

Other Assets, Less Liabilities — (6.0)%		(18,620,801)

Net Assets — 100.0%		$311,118,756

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	4,277,892	12,918,842	17,196,734	$17,201,894	$25,044	(b)	$368		$3,053
BlackRock Cash Funds: Treasury, SL Agency Shares.	333,206	1,326,149	1,659,355	1,659,355	3,804		—		—

				$18,861,249	$28,848		$368		$3,053

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Broker-Dealers & Securities Exchanges ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$310,878,308	$—	$—	$310,878,308
Money Market Funds	18,861,249	—	—	18,861,249

	$329,739,557	$—	$—	$329,739,557

See notes to financial statements.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Healthcare Providers ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Facilities — 16.4%
Acadia Healthcare Co. Inc.(a)	309,337	$10,888,662
Brookdale Senior Living Inc.(a)(b)	859,268	8,446,605
Capital Senior Living Corp.(a)(b)	323,470	3,053,557
Community Health Systems Inc.(a)(b)	1,095,545	3,790,586
Encompass Health Corp.	229,489	17,888,667
Ensign Group Inc. (The)	226,995	8,607,650
HCA Healthcare Inc.	314,147	43,704,131
LifePoint Health Inc.(a)	152,990	9,852,556
National HealthCare Corp.	67,322	5,074,059
Select Medical Holdings Corp.(a)	477,316	8,782,614
Tenet Healthcare Corp.(a)(b)	334,985	9,533,673
U.S. Physical Therapy Inc.	61,570	7,302,202
Universal Health Services Inc., Class B	174,175	22,266,532

		159,191,494
Health Care Services — 31.7%
Addus HomeCare Corp.(a)	71,402	5,008,850
Amedisys Inc.(a)(b)	97,744	12,214,090
Chemed Corp.	45,800	14,636,764
CorVel Corp.(a)	73,453	4,425,543
CVS Health Corp.	821,303	64,652,972
DaVita Inc.(a)	283,984	20,341,774
Diplomat Pharmacy Inc.(a)(b)	328,668	6,379,446
Envision Healthcare Corp.(a)	332,139	15,188,718
Express Scripts Holding Co.(a)	555,902	52,816,249
Laboratory Corp. of America Holdings(a)	164,119	28,504,188
LHC Group Inc.(a)(b)	109,779	11,306,139
MEDNAX Inc.(a)(b)	282,243	13,169,458
Premier Inc., Class A(a)(b)	217,768	9,969,419
Providence Service Corp. (The)(a)	77,564	5,218,506
Quest Diagnostics Inc.	238,322	25,717,327
R1 RCM Inc.(a)(b)	599,293	6,088,817
RadNet Inc.(a)	323,138	4,863,227
Tivity Health Inc.(a)(b)	209,086	6,722,115

		307,223,602
Health Care Technology — 4.6%
HealthStream Inc.	171,633	5,322,339
HMS Holdings Corp.(a)	313,443	10,284,065
Inovalon Holdings Inc., Class A(a)(b)	492,901	4,953,655
Tabula Rasa HealthCare Inc.(a)	85,072	6,906,996
Teladoc Health Inc.(a)(b)	193,418	16,701,644

		44,168,699

Security	Shares	Value

Life Sciences Tools & Services — 0.7%
NeoGenomics Inc.(a)(b)	442,763	$6,796,412

Managed Health Care — 46.6%
Aetna Inc.	285,081	57,828,681
Anthem Inc.	222,463	60,965,985
Centene Corp.(a)	259,659	37,593,430
Cigna Corp.(b)	252,691	52,622,901
HealthEquity Inc.(a)	153,765	14,516,954
Humana Inc.	142,769	48,330,162
Magellan Health Inc.(a)	97,174	7,001,387
Molina Healthcare Inc.(a)	134,853	20,052,641
Triple-S Management Corp., Class B(a)	193,740	3,659,748
UnitedHealth Group Inc.	453,882	120,750,767
WellCare Health Plans Inc.(a)	85,830	27,507,657

		450,830,313

Total Common Stocks — 100.0% (Cost: $855,771,074)		968,210,520

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	67,153,821	67,173,967
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,031,322	1,031,322

		68,205,289

Total Short-Term Investments — 7.0% (Cost: $68,195,668)		68,205,289

Total Investments in Securities — 107.0% (Cost: $923,966,742)		1,036,415,809
Other Assets, Less Liabilities — (7.0)%		(67,653,318)

Net Assets — 100.0%		$968,762,491

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Healthcare Providers ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	43,444,813	23,709,008	67,153,821	$67,173,967	$76,669	(b)	$1,720		$11,577
BlackRock Cash Funds: Treasury, SL Agency Shares	254,340	776,982	1,031,322	1,031,322	7,525		—		—

				$68,205,289	$84,194		$1,720		$11,577

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$968,210,520	$—	$—	$968,210,520
Money Market Funds	68,205,289	—	—	68,205,289

	$1,036,415,809	$—	$—	$1,036,415,809

See notes to financial statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Home Construction ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Building Products — 15.1%
American Woodmark Corp.(a)	92,352	$7,245,014
Builders FirstSource Inc.(a)	519,907	7,632,235
Fortune Brands Home & Security Inc.	253,938	13,296,194
JELD-WEN Holding Inc.(a)(b)	334,167	8,240,558
Lennox International Inc.	62,757	13,706,129
Masco Corp.	417,114	15,266,372
Masonite International Corp.(a)	125,981	8,075,382
Owens Corning	220,468	11,964,798
PGT Innovations Inc.(a)	355,906	7,687,570
Quanex Building Products Corp.	326,347	5,939,515
Simpson Manufacturing Co. Inc.	135,138	9,792,100
Trex Co. Inc.(a)	138,784	10,683,592
Universal Forest Products Inc.	246,579	8,711,636
USG Corp.(a)(b)	253,596	10,983,243

		139,224,338

Construction Materials — 1.2%
Eagle Materials Inc.	129,528	11,040,967

Forest Products — 1.1%
Louisiana-Pacific Corp.	369,253	9,781,512

Home Furnishings—3.5%
Ethan Allen Interiors Inc.	264,961	5,497,941
Leggett & Platt Inc.	278,279	12,185,837
Mohawk Industries Inc.(a)	86,566	15,179,348

		32,863,126

Home Improvement Retail — 10.0%
Floor & Decor Holdings Inc., Class A(a)(b)	284,969	8,597,515
Home Depot Inc. (The)	205,681	42,606,819
Lowe’s Companies Inc.	277,651	31,879,888
Lumber Liquidators Holdings Inc.(a)(b)	321,064	4,973,282
Tile Shop Holdings Inc.	644,389	4,607,381

		92,664,885

Homebuilding — 64.2%
Beazer Homes USA Inc.(a)(b)	306,360	3,216,780
Cavco Industries Inc.(a)(b)	77,549	19,619,897
Century Communities Inc.(a)	249,355	6,545,569
DR Horton Inc.	3,121,753	131,675,540
Hovnanian Enterprises Inc., Class A(a)(b)	1,150,541	1,840,866
Installed Building Products Inc.(a)(b)	201,282	7,849,998
KB Home(b)	778,523	18,614,485
Lennar Corp., Class A	2,654,064	123,918,248
Lennar Corp., Class B	144,254	5,553,779
LGI Homes Inc.(a)(b)	168,847	8,010,102

Security	Shares	Value

Homebuilding (continued)
M/I Homes Inc.(a)	259,934	$6,220,221
MDC Holdings Inc	410,762	12,150,340
Meritage Homes Corp.(a)	347,628	13,870,357
NVR Inc.(a)	31,018	76,639,274
PulteGroup Inc.	2,377,232	58,884,037
Taylor Morrison Home Corp., Class A(a)(b)	1,013,422	18,282,133
Toll Brothers Inc.	1,233,433	40,740,292
TopBuild Corp.(a)	324,246	18,423,658
TRI Pointe Group Inc.(a)(b)	1,383,211	17,151,816
William Lyon Homes, Class A(a)(b)	301,105	4,784,558

		593,991,950

Specialty Chemicals — 2.5%
Sherwin-Williams Co. (The)	50,725	23,090,527

Trading Companies & Distributors — 2.3%
Beacon Roofing Supply Inc.(a)(b)	241,643	8,745,060
Watsco Inc.	70,282	12,517,225

		21,262,285

Total Common Stocks — 99.9% (Cost: $1,157,731,354)		923,919,590

Short-Term Investments

Money Market Funds — 3.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	26,767,135	26,775,165
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,505,598	1,505,598

		28,280,763

Total Short-Term Investments — 3.1% (Cost: $28,273,814)		28,280,763

Total Investments in Securities — 103.0% (Cost: $1,186,005,168)		952,200,353

Other Assets, Less Liabilities — (3.0)%		(27,754,247)

Net Assets — 100.0%		$924,446,106

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Home Construction ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	83,620,688	(56,853,553)	26,767,135	$26,775,165	$59,842	(b)	$(584)	$8,582
BlackRock Cash Funds: Treasury, SL Agency Shares	802,683	702,915	1,505,598	1,505,598	10,577		—	—

				$28,280,763	$70,419		$(584)	$8,582

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$923,919,590	$—	$—	$923,919,590
Money Market Funds	28,280,763	—	—	28,280,763

	$952,200,353	$—	$—	$952,200,353

See notes to financial statements.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aluminum — 1.2%
Century Aluminum Co.(a)	1,390	$16,638
Kaiser Aluminum Corp.	146	15,923

		32,561
Building Products — 7.6%
Advanced Drainage Systems Inc.	493	15,234
Apogee Enterprises Inc.	322	13,305
Armstrong World Industries Inc.(a)	218	15,173
Builders FirstSource Inc.(a)	955	14,019
Continental Building Products Inc.(a)	407	15,283
CSW Industrials Inc.(a)	282	15,143
Gibraltar Industries Inc.(a)(b)	344	15,686
Insteel Industries Inc.	416	14,926
NCI Building Systems Inc.(a)	971	14,711
Owens Corning	263	14,273
Simpson Manufacturing Co. Inc.	202	14,637
Trex Co. Inc.(a)	178	13,702
Universal Forest Products Inc.	416	14,697
USG Corp.(a)	363	15,722

		206,511
Commodity Chemicals — 4.4%
AdvanSix Inc.(a)	458	15,549
Hawkins Inc.	380	15,751
Koppers Holdings Inc.(a)	487	15,170
LyondellBasell Industries NV, Class A	149	15,274
Olin Corp.	544	13,970
Tredegar Corp.	712	15,415
Tronox Ltd., Class A	1,206	14,411
Westlake Chemical Corp.	181	15,043

		120,583
Construction & Engineering — 8.6%
AECOM(a)	485	15,840
Aegion Corp.(a)	644	16,345
Argan Inc.	358	15,394
EMCOR Group Inc.	204	15,322
Fluor Corp.	272	15,803
Granite Construction Inc.	348	15,904
Jacobs Engineering Group Inc.	205	15,683
MasTec Inc.(a)(b)	367	16,387
MYR Group Inc.(a)	485	15,830
NV5 Global Inc.(a)	176	15,259
Primoris Services Corp.	624	15,488
Quanta Services Inc.(a)	455	15,188
Sterling Construction Co. Inc.(a)	1,114	15,952
Tutor Perini Corp.(a)	746	14,025
Valmont Industries Inc.	114	15,789

		234,209
Construction Machinery & Heavy Trucks — 3.5%
American Railcar Industries Inc.	344	15,858
Astec Industries Inc.	311	15,677
Greenbrier Companies Inc. (The)	269	16,167
Oshkosh Corp.	213	15,174
Terex Corp.	405	16,164
Trinity Industries Inc.	437	16,012

		95,052
Construction Materials — 2.8%
Eagle Materials Inc.	177	15,087
Martin Marietta Materials Inc.(b)	81	14,738

Security	Shares	Value

Construction Materials (continued)
Summit Materials Inc., Class A(a)	826	$15,017
U.S. Concrete Inc.(a)	313	14,351
Vulcan Materials Co.	141	15,679

		74,872
Distributors — 0.6%
Pool Corp.	90	15,019

Diversified Chemicals — 0.6%
Eastman Chemical Co.	161	15,411

Diversified Metals & Mining — 0.6%
Compass Minerals International Inc.	247	16,598

Electric Utilities — 17.0%
Alliant Energy Corp.	467	19,880
American Electric Power Co. Inc.	282	19,988
Avangrid Inc.	411	19,699
Duke Energy Corp.	253	20,245
Edison International	302	20,439
El Paso Electric Co.	338	19,334
Entergy Corp.	244	19,796
Evergy Inc.	354	19,442
Eversource Energy	325	19,968
FirstEnergy Corp.	546	20,295
Hawaiian Electric Industries Inc.	580	20,642
IDACORP Inc.	204	20,243
MGE Energy Inc.	310	19,793
NextEra Energy Inc.	119	19,944
OGE Energy Corp.	547	19,867
Otter Tail Corp.	424	20,310
PG&E Corp.	440	20,244
Pinnacle West Capital Corp.	257	20,349
PNM Resources Inc.	515	20,317
Portland General Electric Co.	441	20,114
PPL Corp.	685	20,043
Southern Co. (The)	466	20,318
Xcel Energy Inc.	427	20,159

		461,429
Environmental & Facilities Services — 1.2%
Team Inc.(a)(b)	779	17,527
Tetra Tech Inc.	219	14,958

		32,485
Forest Products — 1.0%
Boise Cascade Co.	362	13,322
Louisiana-Pacific Corp.	503	13,324

		26,646
Gas Utilities — 5.9%
Atmos Energy Corp.	217	20,379
Chesapeake Utilities Corp.	230	19,297
New Jersey Resources Corp.	436	20,100
Northwest Natural Holding Co.	299	20,003
ONE Gas Inc.	251	20,652
South Jersey Industries Inc.	584	20,598
Southwest Gas Holdings Inc.	249	19,678
Spire Inc.	269	19,785

		160,492
Home Furnishings — 0.5%
Leggett & Platt Inc.	339	14,845

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Infrastructure ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Independent Power Producers & Energy Traders — 1.6%
NRG Energy Inc.(b)	570	$21,318
Vistra Energy Corp.(a)	885	22,019

		43,337
Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	121	14,738

Industrial Machinery — 2.8%
Columbus McKinnon Corp./NY	360	14,234
EnPro Industries Inc.	202	14,732
Global Brass & Copper Holdings Inc.	424	15,646
Mueller Industries Inc.	543	15,736
NN Inc.	982	15,319

		75,667
Multi-Utilities — 12.4%
Ameren Corp.	316	19,977
Avista Corp.	400	20,224
Black Hills Corp.	346	20,099
CenterPoint Energy Inc.	707	19,549
CMS Energy Corp.	410	20,090
Consolidated Edison Inc.	257	19,581
Dominion Energy Inc.	285	20,030
DTE Energy Co.	182	19,862
MDU Resources Group Inc.	560	14,386
NiSource Inc.	833	20,758
NorthWestern Corp.	342	20,062
Public Service Enterprise Group Inc.	385	20,324
SCANA Corp.	577	22,440
Sempra Energy	174	19,792
Unitil Corp.	393	20,004
Vectren Corp.	290	20,732
WEC Energy Group Inc.	300	20,028

		337,938
Oil & Gas Equipment & Services — 2.2%
Covia Holdings Corp.(a)(b)	1,737	15,581
Matrix Service Co.(a)	611	15,061
McDermott International Inc.(a)	856	15,776
U.S. Silica Holdings Inc.	757	14,254

		60,672
Oil & Gas Storage & Transportation — 4.5%
Antero Midstream GP LP	1,200	20,304
EnLink Midstream LLC	1,203	19,790
Kinder Morgan Inc./DE	1,140	20,212
ONEOK Inc.	311	21,083
Targa Resources Corp.	371	20,891
Williams Companies Inc. (The)	728	19,794

		122,074
Railroads — 3.0%
CSX Corp.	281	20,808
Kansas City Southern	176	19,937
Norfolk Southern Corp.	115	20,758
Union Pacific Corp.	131	21,331

		82,834
Specialty Chemicals — 2.3%
Ingevity Corp.(a)	153	15,588
OMNOVA Solutions Inc.(a)	1,558	15,346
PolyOne Corp.	364	15,914

Security	Shares	Value

Specialty Chemicals (continued)
PQ Group Holdings Inc.(a)	863	$15,077

		61,925
Steel — 7.2%
AK Steel Holding Corp.(a)	3,601	17,645
Allegheny Technologies Inc.(a)	588	17,375
Carpenter Technology Corp.	269	15,858
Cleveland-Cliffs Inc.(a)	1,367	17,306
Commercial Metals Co.	744	15,267
Haynes International Inc.	445	15,798
Nucor Corp.	251	15,926
Reliance Steel & Aluminum Co.	184	15,693
Steel Dynamics Inc.	336	15,184
TimkenSteel Corp.(a)	1,111	16,521
U.S. Steel Corp.	544	16,581
Worthington Industries Inc.	351	15,219

		194,373
Trading Companies & Distributors — 1.7%
BMC Stock Holdings Inc.(a)	708	13,204
H&E Equipment Services Inc.	449	16,964
United Rentals Inc.(a)	92	15,051

		45,219
Water Utilities — 6.1%
American States Water Co.	333	20,360
American Water Works Co. Inc.	229	20,145
Aqua America Inc.	538	19,852
Cadiz Inc.(a)	1,896	21,140
California Water Service Group	486	20,849
Connecticut Water Service Inc.	300	20,811
Middlesex Water Co.	425	20,579
SJW Group	343	20,975

		164,711

Total Common Stocks — 99.8% (Cost: $2,581,846)		2,710,201

Short-Term Investments

Money Market Funds — 3.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	67,233	67,253
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	13,853	13,853

		81,106

Total Short-Term Investments — 3.0% (Cost: $81,106)		81,106

Total Investments in Securities — 102.8% (Cost: $2,662,952)		2,791,307
Other Assets, Less Liabilities — (2.8)%		(76,813)

Net Assets — 100.0%		$2,714,494

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Infrastructure ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 04/03/18	(a)	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(b)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—		67,233	67,233	$67,253	$12	(c)	$2		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—		13,853	13,853	13,853	38		—		—

					$81,106	$50		$2		$—

(a)	The Fund commenced operations on April 03, 2018.
(b)	Includes realized capital gain distributions from an affiliated fund, if any.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$2,710,201	$—	$—	$2,710,201
Money Market Funds	81,106	—	—	81,106

	$2,791,307	$—	$—	$2,791,307

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Insurance ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Insurance Brokers — 3.6%
Arthur J Gallagher & Co.	34,677	$2,581,356
Brown & Brown Inc.	48,785	1,442,572

		4,023,928
Life & Health Insurance — 31.6%
Aflac Inc.	124,295	5,850,566
American Equity Investment Life Holding Co.	21,557	762,256
Athene Holding Ltd., Class A(a)	27,304	1,410,525
Brighthouse Financial Inc.(a)(b)	26,930	1,191,383
CNO Financial Group Inc.	39,155	830,869
FBL Financial Group Inc., Class A	3,028	227,857
Genworth Financial Inc., Class A(a)	127,610	532,134
Lincoln National Corp.	40,761	2,757,889
MetLife Inc.	155,271	7,254,261
National Western Life Group Inc., Class A	705	225,036
Primerica Inc.	9,297	1,120,753
Principal Financial Group Inc.	49,518	2,901,260
Prudential Financial Inc.	66,152	6,702,521
Torchmark Corp.	21,009	1,821,270
Trupanion Inc.(a)(b)	7,587	271,083
Unum Group	45,234	1,767,292

		35,626,955
Multi-line Insurance — 15.4%
American Financial Group Inc./OH	14,541	1,613,615
American International Group Inc.	137,790	7,335,940
American National Insurance Co.	2,485	321,286
Assurant Inc.	11,669	1,259,669
Hartford Financial Services Group Inc. (The)	64,965	3,245,651
Horace Mann Educators Corp.	10,665	478,858
Loews Corp.	52,334	2,628,737
National General Holdings Corp.	16,535	443,799

		17,327,555
Other Diversified Financial Services — 1.4%
Voya Financial Inc.	33,179	1,648,001

Property & Casualty Insurance — 46.1%
Allstate Corp. (The)	56,510	5,577,537
Ambac Financial Group Inc.(a)	11,134	227,356
AMERISAFE Inc.	4,837	299,652
AmTrust Financial Services Inc.	27,510	399,445
Arch Capital Group Ltd.(a)	77,901	2,322,229
Argo Group International Holdings Ltd.	8,777	553,390
Assured Guaranty Ltd.	24,781	1,046,502
Axis Capital Holdings Ltd.	18,892	1,090,257
Chubb Ltd.	68,544	9,160,220
Cincinnati Financial Corp.	29,338	2,253,452
CNA Financial Corp.	7,682	350,683
Employers Holdings Inc.	8,070	365,571
Erie Indemnity Co., Class A, NVS	4,973	634,207

Security	Shares	Value

Property & Casualty Insurance (continued)
First American Financial Corp.	24,078	$1,242,184
Hanover Insurance Group Inc. (The)	9,524	1,174,976
James River Group Holdings Ltd.	8,337	355,323
Kemper Corp.	13,302	1,070,146
Kinsale Capital Group Inc.	5,528	353,018
Markel Corp.(a)	2,542	3,021,142
MBIA Inc.(a)	26,868	287,219
Mercury General Corp.	7,137	357,992
Navigators Group Inc. (The)	6,190	427,729
Old Republic International Corp.	61,123	1,367,933
ProAssurance Corp.	13,260	622,557
Progressive Corp. (The)	92,685	6,584,342
RLI Corp.	9,392	738,023
Safety Insurance Group Inc.	3,968	355,533
Selective Insurance Group Inc.	13,709	870,521
State Auto Financial Corp.	5,446	166,321
Travelers Companies Inc. (The)	43,652	5,662,101
United Fire Group Inc.	5,314	269,792
Universal Insurance Holdings Inc.	8,840	429,182
White Mountains Insurance Group Ltd.	775	725,299
WR Berkley Corp.	19,978	1,596,842

		51,958,676
Reinsurance — 1.7%
Alleghany Corp.	2,995	1,954,327

Total Common Stocks — 99.8% (Cost: $100,795,261)		112,539,442

Short-Term Investments

Money Market Funds — 1.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	1,188,401	1,188,757
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	548,104	548,104

		1,736,861

Total Short-Term Investments — 1.6% (Cost: $1,736,756)		1,736,861

Total Investments in Securities — 101.4% (Cost: $102,532,017)		114,276,303
Other Assets, Less Liabilities — (1.4)%		(1,532,276)

Net Assets — 100.0%		$112,744,027

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Insurance ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	544,091	644,310	1,188,401	$1,188,757	$8,128	(b)	$237		$158
BlackRock Cash Funds: Treasury, SL Agency Shares	132,971	415,133	548,104	548,104	1,338		—		—

				$1,736,861	$9,466		$237		$158

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$112,539,442	$—	$—	$112,539,442
Money Market Funds	1,736,861	—	—	1,736,861

	$114,276,303	$—	$—	$114,276,303

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	29

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Medical Devices ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care Equipment — 88.0%
Abbott Laboratories	4,048,100	$296,968,616
ABIOMED Inc.(a)	175,838	79,083,140
Accuray Inc.(a)(b)	1,067,721	4,804,745
AngioDynamics Inc.(a)(b)	343,456	7,466,733
AtriCure Inc.(a)(b)	278,186	9,744,856
AxoGen Inc.(a)(b)	267,423	9,854,538
Baxter International Inc.	1,578,723	121,703,756
Becton Dickinson and Co.	715,973	186,868,953
Boston Scientific Corp.(a)	4,042,366	155,631,091
Cantel Medical Corp.	225,106	20,723,258
Cardiovascular Systems Inc.(a)	272,990	10,684,829
CONMED Corp.	187,531	14,856,206
CryoLife Inc.(a)	286,487	10,084,342
Danaher Corp.	1,680,693	182,624,101
DexCom Inc.(a)	377,693	54,025,207
Edwards Lifesciences Corp.(a)(b)	705,476	122,823,372
Glaukos Corp.(a)(b)	234,664	15,229,694
Globus Medical Inc., Class A(a)(b)	440,363	24,995,004
Heska Corp.(a)(b)	64,848	7,347,927
Hill-Rom Holdings Inc.	352,396	33,266,182
Hologic Inc.(a)(b)	1,186,072	48,605,231
IDEXX Laboratories Inc.(a)	322,465	80,506,612
Inogen Inc.(a)(b)	98,690	24,092,203
Insulet Corp.(a)(b)	308,543	32,690,131
Integer Holdings Corp.(a)	203,574	16,886,463
Integra LifeSciences Holdings Corp.(a)(b)	405,689	26,722,734
Intuitive Surgical Inc.(a)(b)	312,763	179,525,962
Invacare Corp.(b)	334,958	4,873,639
iRhythm Technologies Inc.(a)(b)	157,974	14,953,819
K2M Group Holdings Inc.(a)(b)	365,750	10,010,578
LeMaitre Vascular Inc.(b)	166,299	6,442,423
LivaNova PLC(a)	253,278	31,398,874
Masimo Corp.(a)	258,791	32,229,831
Medtronic PLC	3,030,415	298,101,924
Natus Medical Inc.(a)(b)	267,411	9,533,202
Nevro Corp.(a)	222,063	12,657,591
NuVasive Inc.(a)(b)	302,207	21,450,653
NxStage Medical Inc.(a)(b)	493,220	13,755,906
Orthofix Medical Inc.(a)(b)	159,814	9,238,847
Penumbra Inc.(a)(b)	175,042	26,203,787
ResMed Inc.	577,907	66,655,793
STERIS PLC	398,026	45,534,174
Stryker Corp.	891,755	158,447,028
Surmodics Inc.(a)	114,783	8,568,551
Tactile Systems Technology Inc.(a)(b)	141,427	10,048,388

Security	Shares	Value

Health Care Equipment (continued)
Tandem Diabetes Care Inc.(a)(b)	375,797	$16,099,143
Teleflex Inc.(b)	200,135	53,253,922
TransEnterix Inc.(a)(b)	1,610,019	9,338,110
Varex Imaging Corp.(a)(b)	307,479	8,812,348
Varian Medical Systems Inc.(a)(b)	423,477	47,399,781
ViewRay Inc.(a)(b)	583,546	5,461,991
Wright Medical Group NV(a)(b)	735,789	21,352,597
Zimmer Biomet Holdings Inc.	692,668	91,065,062

		2,810,703,848
Health Care Services — 0.5%
BioTelemetry Inc.(a)(b)	238,998	15,403,421

Health Care Supplies — 0.3%
STAAR Surgical Co.(a)	225,411	10,819,728

Life Sciences Tools & Services — 11.0%
Bio-Rad Laboratories Inc., Class A(a)	101,908	31,896,185
Bruker Corp.	621,285	20,781,983
Thermo Fisher Scientific Inc.(b)	982,565	239,824,465
Waters Corp.(a)(b)	305,605	59,495,182

		351,997,815

Total Common Stocks — 99.8% (Cost: $2,613,393,771)		3,188,924,812

Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	91,468,661	91,496,102
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	11,171,513	11,171,513

		102,667,615

Total Short-Term Investments — 3.2% (Cost: $102,650,315)		102,667,615

Total Investments in Securities — 103.0% (Cost: $2,716,044,086)		3,291,592,427
Other Assets, Less Liabilities — (3.0)%		(96,909,097)

Net Assets — 100.0%		$3,194,683,330

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Medical Devices ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	59,095,878	32,372,783	91,468,661	$91,496,102	$140,283	(b)	$4,746		$19,769
BlackRock Cash Funds: Treasury, SL Agency Shares	934,839	10,236,674	11,171,513	11,171,513	30,019		—		—

				$102,667,615	$170,302		$4,746		$19,769

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$3,188,924,812	$—	$—	$3,188,924,812
Money Market Funds	102,667,615	—	—	102,667,615

	$3,291,592,427	$—	$—	$3,291,592,427

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	31

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Oil & Gas Exploration & Production ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Exploration & Production — 71.3%
Alta Mesa Resources Inc.(a)	90,879	$379,874
Anadarko Petroleum Corp.	388,808	26,209,547
Antero Resources Corp.(a)(b)	168,512	2,984,348
Apache Corp.	290,414	13,844,035
Bonanza Creek Energy Inc.(a)	14,161	421,715
Cabot Oil & Gas Corp.	334,977	7,543,682
California Resources Corp.(a)	36,713	1,781,682
Callon Petroleum Co.(a)	172,788	2,071,728
Carrizo Oil & Gas Inc.(a)(b)	64,691	1,630,213
Centennial Resource Development Inc./DE, Class A(a)(b)	144,210	3,150,988
Chesapeake Energy Corp.(a)(b)	692,671	3,110,093
Cimarex Energy Co.	72,402	6,729,042
CNX Resources Corp.(a)	161,771	2,314,943
Concho Resources Inc.(a)(b)	152,056	23,226,554
ConocoPhillips	882,355	68,294,277
Continental Resources Inc./OK(a)(b)	65,668	4,483,811
Denbury Resources Inc.(a)	349,752	2,168,462
Devon Energy Corp.	386,321	15,429,661
Diamondback Energy Inc.	74,873	10,122,081
Energen Corp.(a)	62,223	5,361,756
EOG Resources Inc.	439,775	56,102,097
EQT Corp.	200,450	8,865,903
Extraction Oil & Gas Inc.(a)	88,219	995,992
Gulfport Energy Corp.(a)(b)	119,742	1,246,514
Halcon Resources Corp.(a)	111,962	500,470
Hess Corp.	191,139	13,681,730
HighPoint Resources Corp.(a)(b)	83,670	408,310
Jagged Peak Energy Inc.(a)	46,832	647,687
Kosmos Energy Ltd.(a)(b)	178,474	1,668,732
Laredo Petroleum Inc.(a)(b)	116,060	948,210
Magnolia Oil & Gas Corp.(a)	62,249	934,357
Marathon Oil Corp.	648,536	15,097,918
Matador Resources Co.(a)(b)	78,635	2,598,887
Murphy Oil Corp.	123,508	4,117,757
Newfield Exploration Co.(a)	151,747	4,374,866
Noble Energy Inc.	366,822	11,441,178
Northern Oil and Gas Inc.(a)(b)	148,337	593,348
Oasis Petroleum Inc.(a)	202,816	2,875,931
Parsley Energy Inc., Class A(a)	199,628	5,839,119
PDC Energy Inc.(a)	50,168	2,456,225
Penn Virginia Corp.(a)(b)	10,219	823,038
Pioneer Natural Resources Co.	129,382	22,537,051
QEP Resources Inc.(a)	179,931	2,036,819
Range Resources Corp.(b)	157,207	2,670,947
Resolute Energy Corp.(a)(b)	15,269	577,321
Ring Energy Inc.(a)	43,001	426,140
SandRidge Energy Inc.(a)	22,529	244,890
SM Energy Co.	78,333	2,469,839
Southwestern Energy Co.(a)	445,167	2,274,803
SRC Energy Inc.(a)(b)	184,140	1,637,005

Security	Shares	Value

Oil & Gas Exploration & Production (continued)
Talos Energy Inc.(a)	16,411	$538,609
Tellurian Inc.(a)(b)	71,057	637,381
Ultra Petroleum Corp.(a)(b)	149,272	167,185
W&T Offshore Inc.(a)	69,572	670,674
Whiting Petroleum Corp.(a)	69,069	3,663,420
WildHorse Resource Development Corp.(a)(b)	19,318	456,678
WPX Energy Inc.(a)	299,773	6,031,433

		384,516,956
Oil & Gas Refining & Marketing — 25.1%
Andeavor	105,098	16,132,543
CVR Energy Inc.	22,221	893,729
Delek U.S. Holdings Inc.	58,639	2,488,053
HollyFrontier Corp.	123,065	8,602,244
Marathon Petroleum Corp.	340,919	27,263,292
Par Pacific Holdings Inc.(a)(b)	21,200	432,480
PBF Energy Inc., Class A	90,997	4,541,660
Phillips 66	324,304	36,555,547
Valero Energy Corp.	324,514	36,913,467
World Fuel Services Corp.	51,588	1,427,956

		135,250,971
Oil & Gas Storage & Transportation — 3.9%
Cheniere Energy Inc.(a)	167,798	11,660,283
Targa Resources Corp.	171,262	9,643,763

		21,304,046

Total Common Stocks — 100.3% (Cost: $539,869,865)		541,071,973

Short-Term Investments

Money Market Funds — 5.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	27,951,285	27,959,670
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,546,788	1,546,788

		29,506,458

Total Short-Term Investments — 5.5% (Cost: $29,502,829)		29,506,458

Total Investments in Securities — 105.8% (Cost: $569,372,694)		570,578,431
Other Assets, Less Liabilities — (5.8)%		(31,497,165)

Net Assets — 100.0%		$539,081,266

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Oil & Gas Exploration & Production ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional,
SL Agency Shares	12,218,727	15,732,558	27,951,285	$27,959,670	$64,018	(b)	$1,837		$3,931
BlackRock Cash Funds: Treasury, SL Agency Shares	364,408	1,182,380	1,546,788	1,546,788	3,025		—		—

				$29,506,458	$67,043		$1,837		$3,931

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net offees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$541,071,973	$—	$—	$541,071,973
Money Market Funds	29,506,458	—	—	29,506,458

	$570,578,431	$—	$—	$570,578,431

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	33

Schedule of Investments (unaudited) September 30, 2018	iShares U.S. Oil Equipment & Services ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Oil & Gas Drilling — 20.2%
Diamond Offshore Drilling Inc.(a)(b)	216,675	$4,333,500
Ensco PLC, Class A(b)	998,151	8,424,395
Helmerich & Payne Inc.	180,881	12,439,186
Nabors Industries Ltd.	878,634	5,412,386
Noble Corp. PLC(a)(b)	739,162	5,196,309
Patterson-UTI Energy Inc.	461,853	7,902,305
Rowan Companies PLC, Class A(a)	341,039	6,421,764
Transocean Ltd.(a)(b)	823,553	11,488,564
Unit Corp.(a)(b)	163,452	4,259,559

		65,877,968

Oil & Gas Equipment & Services — 79.6%
Apergy Corp.(a)(b)	172,043	7,494,193
Archrock Inc.	380,079	4,636,964
Baker Hughes a GE Co.	543,718	18,393,980
C&J Energy Services Inc.(a)	201,019	4,181,195
Cactus Inc., Class A(a)(b)	119,359	4,569,061
Core Laboratories NV	84,859	9,829,218
Dril-Quip Inc.(a)(b)	103,888	5,428,148
Exterran Corp.(a)	119,437	3,168,664
Forum Energy Technologies Inc.(a)(b)	290,225	3,003,829
Frank’s International NV	310,265	2,693,100
Halliburton Co.	812,643	32,936,421
Helix Energy Solutions Group Inc.(a)(b)	445,701	4,403,526
Keane Group Inc.(a)(b)	196,154	2,426,425
Liberty Oilfield Services Inc., Class A(b)	151,452	3,266,820
Matrix Service Co.(a)	111,997	2,760,726
McDermott International Inc.(a)	400,620	7,383,427
National Oilwell Varco Inc.(b)	456,342	19,659,213
Newpark Resources Inc.(a)(b)	334,540	3,462,489
Oceaneering International Inc.	239,216	6,602,362
Oil States International Inc.(a)(b)	166,016	5,511,731
ProPetro Holding Corp.(a)(b)	240,774	3,970,363
RPC Inc.	217,705	3,370,073
Schlumberger Ltd.	901,294	54,906,830

Security	Share	Value

Oil & Gas Equipment & Services (continued)
SEACOR Holdings Inc.(a)(b)	64,146	$3,169,454
Select Energy Services Inc., Class A(a)	230,303	2,726,788
Superior Energy Services Inc.(a)(b)	474,089	4,617,627
TechnipFMC PLC	568,828	17,775,875
TETRA Technologies Inc.(a)(b)	550,102	2,480,960
Tidewater Inc.(a)(b)	98,825	3,082,352
U.S. Silica Holdings Inc.(b)	226,211	4,259,553
Weatherford International PLC(a)(b)	2,451,090	6,642,454

		258,813,821

Total Common Stocks — 99.8% (Cost: $361,110,838)		324,691,789

Short-Term Investments

Money Market Funds — 12.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	40,464,093	40,476,233
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	984,641	984,641

		41,460,874

Total Short-Term Investments — 12.8% (Cost: $41,454,007)		41,460,874

Total Investments in Securities — 112.6% (Cost: $402,564,845)		366,152,663

Other Assets, Less Liabilities — (12.6)%		(40,883,836)

Net Assets — 100.0%		$325,268,827

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	33,190,669	7,273,424	40,464,093	$40,476,233	$117,106	(b)	$2,209		$8,896
BlackRock Cash Funds: Treasury, SL Agency Shares	205,649	778,992	984,641	984,641	2,615		—		—

				$41,460,874	$119,721		$2,209		$8,896

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Oil Equipment & Services ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$324,691,789	$—	$—	$324,691,789
Money Market Funds	41,460,874	—	—	41,460,874

	$366,152,663	$—	$—	$366,152,663

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	35

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Pharmaceuticals ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 9.4%
AMAG Pharmaceuticals Inc.(a)(b)	185,142	$3,702,840
Amicus Therapeutics Inc.(a)(b)	541,918	6,551,789
Ironwood Pharmaceuticals Inc.(a)(b)	381,714	7,046,440
Madrigal Pharmaceuticals Inc.(a)	25,865	5,538,472
Spectrum Pharmaceuticals Inc.(a)(b)	306,166	5,143,589
Synergy Pharmaceuticals Inc.(a)(b)	1,977,998	3,362,597
TESARO Inc.(a)(b)	156,757	6,115,091
Vanda Pharmaceuticals Inc.(a)	250,970	5,759,761

		43,220,579

Pharmaceuticals — 90.5%
Aclaris Therapeutics Inc.(a)(b)	219,841	3,192,091
Aerie Pharmaceuticals Inc.(a)	110,704	6,813,831
Akorn Inc.(a)	371,911	4,827,405
Allergan PLC	122,297	23,295,133
Amneal Pharmaceuticals Inc.(a)(b)	249,426	5,534,763
Amphastar Pharmaceuticals Inc.(a)(b)	213,435	4,106,489
Assembly Biosciences Inc.(a)(b)	115,350	4,284,099
Assertio Therapeutics Inc.(a)(b)	538,723	3,167,691
Bristol-Myers Squibb Co.	465,834	28,918,975
Catalent Inc.(a)	226,279	10,307,008
Corcept Therapeutics Inc.(a)(b)	387,702	5,435,582
Cymabay Therapeutics Inc.(a)(b)	324,689	3,597,554
Dermira Inc.(a)(b)	301,696	3,288,486
Eli Lilly & Co.	268,163	28,776,572
Endo International PLC(a)(b)	457,178	7,694,306
Horizon Pharma PLC(a)	365,153	7,149,696
Innoviva Inc.(a)	318,925	4,860,417
Intersect ENT Inc.(a)	156,984	4,513,290
Intra-Cellular Therapies Inc.(a)(b)	220,983	4,795,331
Jazz Pharmaceuticals PLC(a)	69,506	11,686,044
Johnson & Johnson	339,337	46,886,193
Mallinckrodt PLC(a)	215,177	6,306,838
Medicines Co. (The)(a)(b)	188,660	5,642,821
Merck & Co. Inc.	515,350	36,558,929
Mylan NV(a)	395,878	14,489,135
MyoKardia Inc.(a)(b)	101,310	6,605,412
Omeros Corp.(a)(b)	193,952	4,734,368
Pacira Pharmaceuticals Inc./DE(a)	129,827	6,380,997

Security	Shares	Value

Pharmaceuticals (continued)
Perrigo Co. PLC	150,034	$10,622,407
Pfizer Inc.	951,028	41,911,804
Phibro Animal Health Corp., Class A	100,591	4,315,354
Prestige Consumer Healthcare Inc.(a)(b)	159,081	6,027,579
Reata Pharmaceuticals Inc., Class A(a)(b)	60,328	4,932,417
Revance Therapeutics Inc.(a)(b)	166,516	4,137,923
TherapeuticsMD Inc.(a)(b)	806,591	5,291,237
Theravance Biopharma Inc.(a)(b)	177,315	5,792,881
WaVe Life Sciences Ltd.(a)(b)	82,274	4,113,700
Zoetis Inc.	228,682	20,938,124
Zogenix Inc.(a)	127,892	6,343,443

		418,276,325

Total Common Stocks — 99.9% (Cost: $460,963,009)		461,496,904

Short-Term Investments

Money Market Funds — 13.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	60,766,658	60,784,888
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	1,326,587	1,326,587

		62,111,475

Total Short-Term Investments — 13.5% (Cost: $62,099,678)		62,111,475

Total Investments in Securities — 113.4% (Cost: $523,062,687)		523,608,379

Other Assets, Less Liabilities — (13.4)%		(61,697,682)

Net Assets — 100.0%		$461,910,697

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	63,400,709	(2,634,051)	60,766,658	$60,784,888	$412,859	(b)	$7,790		$11,797
BlackRock Cash Funds: Treasury, SL Agency Shares	283,133	1,043,454	1,326,587	1,326,587	3,413		—		—

				$62,111,475	$416,272		$7,790		$11,797

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Pharmaceuticals ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$461,496,904	$—	$—	$461,496,904
Money Market Funds	62,111,475	—	—	62,111,475

	$523,608,379	$—	$—	$523,608,379

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	37

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 3.7%
Colony Capital Inc.	2,046,993	$12,466,187
Forest City Realty Trust Inc., Class A	1,116,764	28,019,609
Lexington Realty Trust	900,566	7,474,698
Liberty Property Trust	617,802	26,102,135
STORE Capital Corp.	764,636	21,249,234
VEREIT Inc.	4,043,744	29,357,581
Washington REIT(a)	329,714	10,105,734
WP Carey Inc.	448,121	28,818,662

		163,593,840

Health Care REITs — 8.7%
HCP Inc.(a)	1,967,167	51,775,835
Healthcare Realty Trust Inc.(a)	526,430	15,403,342
Healthcare Trust of America Inc., Class A(a)	867,383	23,133,105
Medical Properties Trust Inc.(a)	1,524,964	22,737,213
National Health Investors Inc.(a)	176,268	13,324,098
Omega Healthcare Investors Inc.(a)	837,333	27,439,402
Physicians Realty Trust(a)	764,321	12,886,452
Sabra Health Care REIT Inc.(a)	745,159	17,228,076
Senior Housing Properties Trust	993,267	17,441,769
Ventas Inc.	1,491,438	81,104,398
Welltower Inc.	1,556,492	100,113,566

		382,587,256

Hotel & Resort REITs — 5.2%
Apple Hospitality REIT Inc.	910,526	15,925,100
DiamondRock Hospitality Co.(a)	892,523	10,415,743
Hospitality Properties Trust	686,981	19,812,532
Host Hotels & Resorts Inc.(a)	3,104,093	65,496,362
LaSalle Hotel Properties	464,177	16,055,883
Park Hotels & Resorts Inc.(a)	840,855	27,596,861
Pebblebrook Hotel Trust(a)	289,489	10,528,715
RLJ Lodging Trust(a)	732,712	16,141,645
Ryman Hospitality Properties Inc.	214,495	18,483,034
Sunstone Hotel Investors Inc.(a)	953,976	15,607,047
Xenia Hotels & Resorts Inc.	472,078	11,188,249

		227,251,171

Industrial REITs — 6.1%
Duke Realty Corp.	1,496,447	42,454,202
EastGroup Properties Inc.	153,468	14,674,610
First Industrial Realty Trust Inc.	526,558	16,533,921
Gramercy Property Trust	672,009	18,439,927
Prologis Inc.	2,633,777	178,543,743

		270,646,403

Mortgage REITs — 4.7%
AGNC Investment Corp.(a)	2,001,903	37,295,453
Annaly Capital Management Inc.(a)	5,037,379	51,532,387
Blackstone Mortgage Trust Inc., Class A(a)	494,620	16,574,716
Chimera Investment Corp.(a)	785,880	14,248,004
Invesco Mortgage Capital Inc.(a)	479,424	7,584,488
MFA Financial Inc.	1,885,060	13,855,191
New Residential Investment Corp.(a)	1,420,491	25,313,150
Starwood Property Trust Inc.(a)	1,116,243	24,021,549
Two Harbors Investment Corp.	1,036,842	15,480,051

		205,904,989

Office REITs — 9.9%
Alexandria Real Estate Equities Inc.	442,745	55,692,894
Boston Properties Inc.	646,156	79,535,342
Brandywine Realty Trust	749,424	11,780,945

Security	Shares	Value

Office REITs (continued)
Columbia Property Trust Inc.	493,095	$11,656,766
Corporate Office Properties Trust	443,438	13,227,755
Cousins Properties Inc.(a)	1,767,165	15,710,097
Douglas Emmett Inc.	668,825	25,228,079
Equity Commonwealth(b)	507,748	16,293,633
Highwoods Properties Inc.	432,426	20,436,453
Hudson Pacific Properties Inc.	654,968	21,430,553
JBG SMITH Properties	452,626	16,670,216
Kilroy Realty Corp.(a)	420,695	30,159,625
Mack-Cali Realty Corp.(a)	376,867	8,012,192
Paramount Group Inc.	864,478	13,044,973
Piedmont Office Realty Trust Inc., Class A	537,327	10,171,600
SL Green Realty Corp.	361,813	35,287,622
Vornado Realty Trust	724,783	52,909,159

		437,247,904

Real Estate Development — 0.5%
Howard Hughes Corp. (The)(a)(b)	163,764	20,342,764

Real Estate Services — 2.2%
CBRE Group Inc., Class A(b)	1,322,808	58,335,833
Jones Lang LaSalle Inc.	190,336	27,469,291
Realogy Holdings Corp.(a)	523,123	10,797,259

		96,602,383

Research & Consulting Services — 1.5%
CoStar Group Inc.(a)(b)	152,310	64,098,140

Residential REITs — 13.2%
American Campus Communities Inc.(a)	572,729	23,573,526
American Homes 4 Rent, Class A(a)	1,074,090	23,511,830
Apartment Investment & Management Co., Class A	657,655	29,022,315
AvalonBay Communities Inc.	578,265	104,752,705
Camden Property Trust	387,877	36,293,651
Equity LifeStyle Properties Inc.	373,343	36,008,932
Equity Residential	1,540,812	102,094,203
Essex Property Trust Inc.	276,422	68,196,072
Invitation Homes Inc.	1,240,126	28,411,287
Mid-America Apartment Communities Inc.(a)	476,571	47,742,883
Sun Communities Inc.(a)	338,890	34,410,890
UDR Inc.(a)	1,120,958	45,320,332

		579,338,626

Retail REITs — 13.2%
Acadia Realty Trust	341,959	9,585,111
Brixmor Property Group Inc.(a)	1,264,863	22,147,751
DDR Corp.	615,268	8,238,438
Federal Realty Investment Trust	307,878	38,937,331
Kimco Realty Corp.(a)	1,761,218	29,482,789
Macerich Co. (The)	442,155	24,446,750
National Retail Properties Inc.	656,160	29,409,091
Realty Income Corp.(a)	1,213,849	69,055,870
Regency Centers Corp.	709,561	45,887,310
Retail Properties of America Inc., Class A	921,027	11,227,319
Simon Property Group Inc.	1,293,666	228,655,465
Spirit Realty Capital Inc.	1,801,215	14,517,793
Tanger Factory Outlet Centers Inc.(a)	400,606	9,165,865
Taubman Centers Inc.(a)	256,461	15,344,062
Urban Edge Properties	480,897	10,618,206
Weingarten Realty Investors	500,985	14,909,314

		581,628,465

Specialized REITs — 30.6%
American Tower Corp.	1,844,340	267,982,602

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialized REITs (continued)
CoreCivic Inc.(a)	497,805	$12,111,596
CoreSite Realty Corp.(a)	153,409	17,049,876
Crown Castle International Corp.(a)	1,735,582	193,222,344
CubeSmart(a)	776,935	22,165,955
CyrusOne Inc.(a)	414,254	26,263,704
Digital Realty Trust Inc.	862,269	96,988,017
EPR Properties(a)	310,755	21,258,749
Equinix Inc.	332,641	143,996,962
Extra Space Storage Inc.(a)	529,762	45,898,580
Gaming and Leisure Properties Inc.	839,855	29,604,889
GEO Group Inc. (The)	508,995	12,806,314
Iron Mountain Inc.(a)	1,198,577	41,374,878
Lamar Advertising Co., Class A	353,672	27,515,682
Life Storage Inc.	194,760	18,533,362
Outfront Media Inc.	584,070	11,652,196
PotlatchDeltic Corp.(a)	261,948	10,726,771
Public Storage	626,920	126,405,880
Rayonier Inc.(a)	541,097	18,294,490
SBA Communications Corp.(b)	480,551	77,190,907
Uniti Group Inc.(a)(b)	734,307	14,796,286
VICI Properties Inc.	296,342	6,406,914
Weyerhaeuser Co.	3,169,952	102,294,351

		1,344,541,305

Total Common Stocks — 99.5% (Cost: $4,790,478,619)		4,373,783,246

Security	Shares	Value

Short-Term Investments

Money Market Funds — 5.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	176,876,510	$176,929,573
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	53,996,494	53,996,493

		230,926,066

Total Short-Term Investments — 5.3% (Cost: $ 230,902,191)		230,926,066

Total Investments in Securities — 104.8% (Cost: $5,021,380,810)		4,604,709,312

Other Assets, Less Liabilities — (4.8)%		(209,676,118)

Net Assets — 100.0%		$4,395,033,194

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	144,114,090	32,762,420	176,876,510	$176,929,573	$210,404	(b)	$8,991		$23,875
BlackRock Cash Funds: Treasury, SL Agency Shares	3,517,084	50,479,410	53,996,494	53,996,493	54,965		—		—

				$230,926,066	$265,369		$8,991		$23,875

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	722	12/21/18	$22,960	$39,689

S C H E D U L E O F I N V E S T M E N T S	39

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Real Estate ETF

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$39,689

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$262,897

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,595)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$22,039,867

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$4,373,783,246	$—	$—	$4,373,783,246
Money Market Funds	230,926,066	—	—	230,926,066

	$4,604,709,312	$—	$—	$4,604,709,312

Derivative financial instruments(a)
Assets
Futures Contracts	$39,689	$—	$—	$39,689

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Regional Banks ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified Banks — 13.8%
U.S. Bancorp	2,199,249	$116,142,340

Regional Banks — 84.4%
Associated Banc-Corp.	247,158	6,426,108
BancorpSouth Bank	128,983	4,217,744
Bank of Hawaii Corp.	60,365	4,763,402
Bank OZK	173,615	6,590,425
BankUnited Inc.	151,306	5,356,232
BB&T Corp.	1,112,256	53,988,906
BOK Financial Corp.	45,991	4,474,004
Cathay General Bancorp	110,866	4,594,287
Chemical Financial Corp.	102,544	5,475,850
CIT Group Inc.	162,479	8,385,541
Citizens Financial Group Inc.	683,551	26,364,562
Comerica Inc.	246,160	22,203,632
Commerce Bancshares Inc.	136,280	8,997,206
Cullen/Frost Bankers Inc.	91,782	9,585,712
East West Bancorp. Inc.	208,122	12,564,325
F.N.B. Corp.	465,695	5,923,640
Fifth Third Bancorp	957,000	26,719,440
First Citizens BancShares Inc./NC, Class A	13,120	5,933,914
First Financial Bankshares Inc.	97,189	5,743,870
First Horizon National Corp.	466,766	8,056,381
First Republic Bank/CA	232,341	22,304,736
Fulton Financial Corp.	252,650	4,206,623
Glacier Bancorp. Inc.	122,459	5,276,758
Hancock Holding Co.	122,567	5,828,061
Home BancShares Inc./AR	230,781	5,054,104
Huntington Bancshares Inc./OH	1,585,884	23,661,389
IBERIABANK Corp.	80,464	6,545,746
International Bancshares Corp.	78,837	3,547,665
Investors Bancorp. Inc.	350,803	4,304,353
KeyCorp	1,510,930	30,052,398
M&T Bank Corp.	206,513	33,979,649
MB Financial Inc.	120,926	5,575,898
PacWest Bancorp	175,829	8,378,252
People’s United Financial Inc.	501,000	8,577,120
Pinnacle Financial Partners Inc.	105,135	6,323,870
PNC Financial Services Group Inc. (The)(a)	666,830	90,815,578
Popular Inc.	146,950	7,531,187
Prosperity Bancshares Inc.	95,285	6,608,015
Regions Financial Corp.	1,583,363	29,054,711

Security	Shares	Value

Regional Banks (continued)
Signature Bank/New York NY	79,498	$9,129,550
Sterling Bancorp./DE	323,829	7,124,238
SunTrust Banks Inc.	661,701	44,195,010
SVB Financial Group(b)	76,425	23,755,183
Synovus Financial Corp.	168,536	7,717,263
TCF Financial Corp.	240,839	5,734,377
Texas Capital Bancshares Inc.(b)	72,038	5,953,941
Trustmark Corp.	97,215	3,271,285
UMB Financial Corp.	64,753	4,590,988
Umpqua Holdings Corp.	316,256	6,578,125
United Bankshares Inc./WV	149,106	5,420,003
Valley National Bancorp	476,055	5,355,619
Webster Financial Corp.	132,459	7,809,783
Western Alliance Bancorp.(b)	139,872	7,957,318
Wintrust Financial Corp.	80,951	6,875,978
Zions BanCorp	279,200	14,001,880

		709,461,835

Thrifts & Mortgage Finance — 1.6%
Capitol Federal Financial Inc.	200,037	2,548,471
New York Community Bancorp. Inc.	704,254	7,303,114
Washington Federal Inc.	120,676	3,861,632

		13,713,217

Total Common Stocks — 99.8% (Cost: $816,537,410)		839,317,392

Short-Term Investments

Money Market Funds — 0.6%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(a)(c)	5,062,775	5,062,775

Total Short-Term Investments — 0.6% (Cost: $5,062,775)		5,062,775

Total Investments in Securities — 100.4% (Cost: $821,600,185)		844,380,167

Other Assets, Less Liabilities — (0.4)%		(3,705,437)

Net Assets — 100.0%		$840,674,730

(a)	Affiliate of the Fund.
(b)	Non-income producing security.
(c)	Annualized 7-day yield as of period-end.

S C H E D U L E O F I N V E S T M E N T S	41

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Regional Banks ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	—	—		—	—	$—	$1,813	(b)	$(106)		$—
BlackRock Cash Funds: Treasury, SL Agency Shares	421,578	4,641,197	(c)	—	5,062,775	5,062,775	9,637		—		—
PNC Financial Services Group Inc. (The)	735,003	102,344		(170,517)	666,830	90,815,578	1,220,435		3,552,398		(14,103,336)

						$95,878,353	$1,231,885		$3,552,292		$(14,103,336)

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	Net of purchases and sales.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$839,317,392	$—	$—	$839,317,392
Money Market Funds	5,062,775	—	—	5,062,775

	$844,380,167	$—	$—	$844,380,167

See notes to financial statements.

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® U.S. Telecommunications ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Alternative Carriers — 8.7%
CenturyLink Inc.	951,042	$20,162,090
Globalstar Inc.(a)(b)	3,525,470	1,790,939
Iridium Communications Inc.(a)(b)	265,145	5,965,763
ORBCOMM Inc.(a)(b)	307,185	3,336,029
Vonage Holdings Corp.(a)(b)	495,537	7,016,804
Zayo Group Holdings Inc.(a)	335,122	11,635,436

		49,907,061

Communications Equipment — 48.7%
Acacia Communications Inc.(a)	97,369	4,028,154
ADTRAN Inc.	183,427	3,237,487
Applied Optoelectronics Inc.(a)(b)	82,564	2,036,028
Arista Networks Inc.(a)(b)	62,538	16,626,353
ARRIS International PLC(a)	330,577	8,591,696
CalAmp Corp.(a)(b)	140,439	3,364,918
Ciena Corp.(a)(b)	276,510	8,638,172
Cisco Systems Inc.	1,751,466	85,208,821
CommScope Holding Co. Inc.(a)	331,061	10,183,436
Comtech Telecommunications Corp.	95,692	3,470,749
EchoStar Corp., Class A(a)	124,653	5,780,160
Extreme Networks Inc.(a)(b)	499,421	2,736,827
F5 Networks Inc.(a)	79,349	15,823,778
Finisar Corp.(a)(b)	301,201	5,737,879
Juniper Networks Inc.	489,071	14,657,458
Lumentum Holdings Inc.(a)(b)	130,961	7,851,112
Motorola Solutions Inc.	166,812	21,708,914
NETGEAR Inc.(a)(b)	85,286	5,360,225
NetScout Systems Inc.(a)	206,515	5,214,504
Oclaro Inc.(a)	520,084	4,649,551
Palo Alto Networks Inc.(a)	92,689	20,879,124
Plantronics Inc.	87,642	5,284,813
Ubiquiti Networks Inc.(b)	55,540	5,490,684
ViaSat Inc.(a)(b)	120,226	7,688,453
Viavi Solutions Inc.(a)	558,410	6,332,369

		280,581,665

Consumer Electronics — 2.2%
Garmin Ltd.	181,675	12,726,334

Integrated Telecommunication Services — 32.3%
AT&T Inc.	2,640,969	88,683,739
ATN International Inc.	43,546	3,217,179

Security	Shares	Value

Integrated Telecommunication Services (continued)
Cincinnati Bell Inc.(a)(b)	210,553	$3,358,320
Consolidated Communications Holdings Inc.	271,461	3,539,851
Frontier Communications Corp.(b)	480,934	3,121,262
Verizon Communications Inc.	1,545,075	82,491,554
Windstream Holdings Inc.(a)(b)	315,963	1,548,219

		185,960,124

Wireless Telecommunication Services — 8.1%
Shenandoah Telecommunications Co.	133,658	5,179,248
Spok Holdings Inc.	114,406	1,761,852
Sprint Corp.(a)(b)	1,215,184	7,947,303
T-Mobile U.S. Inc.(a)	316,799	22,232,954
Telephone & Data Systems Inc.	217,858	6,629,419
U.S. Cellular Corp.(a)	63,281	2,833,723

		46,584,499

Total Common Stocks — 100.0% (Cost: $572,960,698)		575,759,683

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	63,133,008	63,151,948
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	3,764,879	3,764,879

		66,916,827

Total Short-Term Investments — 11.6% (Cost: $66,908,723)		66,916,827

Total Investments in Securities — 111.6% (Cost: $639,869,421)		642,676,510

Other Assets, Less Liabilities — (11.6)%		(66,557,225)

Net Assets — 100.0%		$576,119,285

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	22,065,570	41,067,438	63,133,008	$63,151,948	$426,547	(b)	$1,883		$8,104
BlackRock Cash Funds: Treasury, SL Agency Shares	220,691	3,544,188	3,764,879	3,764,879	3,346		—		—

				$66,916,827	$429,893		$1,883		$8,104

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

S C H E D U L E O F I N V E S T M E N T S	43

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. Telecommunications ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$575,759,683	$—	$—	$575,759,683
Money Market Funds	66,916,827	—	—	66,916,827

	$642,676,510	$—	$—	$642,676,510

See notes to financial statements.

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)

September 30, 2018

	iShares U.S. Aerospace & Defense ETF	iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF	iShares U.S. Home Construction ETF

ASSETS
Investments in securities, at value (including securities on loan)(a) :
Unaffiliated(b)	$6,065,650,703	$310,878,308	$968,210,520	$923,919,590
Affiliated(c)	211,420,313	18,861,249	68,205,289	28,280,763
Receivables:
Investments sold	—	37,452	—	2,926,993
Securities lending income — Affiliated	64,407	4,519	14,540	8,510
Capital shares sold	—	—	155,264	77,746
Dividends	256,336	45,102	175,241	396,985

Total assets	6,277,391,759	329,826,630	1,036,760,854	955,610,587

LIABILITIES
Collateral on securities loaned, at value	135,676,965	17,199,237	67,156,525	26,788,287
Payables:
Investments purchased	—	—	—	2,657,281
Capital shares redeemed	—	39,718	—	241,132
Income distributions	24,553,657	1,352,229	524,105	1,123,486
Investment advisory fees	2,036,934	116,690	317,733	354,295

Total liabilities	162,267,556	18,707,874	67,998,363	31,164,481

NET ASSETS	$6,115,124,203	$311,118,756	$968,762,491	$924,446,106

NET ASSETS CONSIST OF:
Paid-in capital	$4,637,651,801	$325,662,482	$825,116,254	$1,211,428,270
Undistributed (distributions in excess of) net investment income	(14,114,705)	146,003	114,382	(22,448)
Accumulated net realized gain (loss)	379,817,531	5,821,510	31,082,788	(53,154,901)
Net unrealized appreciation (depreciation)	1,111,769,576	(20,511,239)	112,449,067	(233,804,815)

NET ASSETS	$6,115,124,203	$311,118,756	$968,762,491	$924,446,106

Shares outstanding	28,250,000	5,000,000	4,850,000	26,150,000

Net asset value	$216.46	$62.22	$199.74	$35.35

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$133,839,088	$16,823,325	$66,949,513	$25,454,686
(b) Investments, at cost — Unaffiliated	$4,958,119,533	$331,392,325	$855,771,074	$1,157,731,354
(c) Investments, at cost — Affiliated	$207,181,907	$18,858,471	$68,195,668	$28,273,814

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	45

Statements of Assets and Liabilities  (unaudited)  (continued)

September 30, 2018

	iShares U.S. Infrastructure ETF	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF	iShares U.S. Oil & Gas Exploration & Production ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,710,201	$112,539,442	$3,188,924,812	$541,071,973
Affiliated(c)	81,106	1,736,861	102,667,615	29,506,458
Receivables:
Securities lending income — Affiliated	9	675	43,103	7,048
Capital shares sold	—	—	2,161,966	1,691
Securities related to in-kind transactions	—	—	—	474,932
Dividends	2,937	133,635	2,823,069	24,393

Total assets	2,794,253	114,410,613	3,296,620,565	571,086,495

LIABILITIES
Collateral on securities loaned, at value	67,252	1,188,652	91,468,124	27,955,897
Payables:
Investments purchased	—	—	8,001,647	2,678,564
Income distributions	11,601	438,542	1,438,841	1,192,534
Investment advisory fees	906	39,392	1,028,623	178,234

Total liabilities	79,759	1,666,586	101,937,235	32,005,229

NET ASSETS	$2,714,494	$112,744,027	$3,194,683,330	$539,081,266

NET ASSETS CONSIST OF:
Paid-in capital	$2,530,540	$99,722,575	$2,547,244,605	$634,031,161
Undistributed (distributions in excess of) net investment income	323	(2,754)	2,162,250	(13,600)
Accumulated net realized gain (loss)	55,276	1,279,920	69,728,134	(96,142,032)
Net unrealized appreciation	128,355	11,744,286	575,548,341	1,205,737

NET ASSETS	$2,714,494	$112,744,027	$3,194,683,330	$539,081,266

Shares outstanding	100,000	1,700,000	14,050,000	7,100,000

Net asset value	$27.14	$66.32	$227.38	$75.93

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$66,104	$1,167,901	$89,206,729	$27,526,628
(b) Investments, at cost — Unaffiliated	$2,581,846	$100,795,261	$2,613,393,771	$539,869,865
(c) Investments, at cost — Affiliated	$81,106	$1,736,756	$102,650,315	$29,502,829

See notes to financial statements.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited)  (continued)

September 30, 2018

	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$324,691,789	$461,496,904	$4,373,783,246	$748,501,814
Affiliated(c)	41,460,874	62,111,475	230,926,066	95,878,353
Cash	—	—	161,558	—
Cash pledged:
Futures contracts	—	—	798,000	—
Receivables:
Securities lending income — Affiliated	13,236	54,204	38,840	17
Variation margin on futures contracts	—	—	275,931	—
Capital shares sold	—	—	1,344,004	—
Dividends	486,175	265,478	20,331,314	2,067,794

Total assets	366,652,074	523,928,061	4,627,658,959	846,447,978

LIABILITIES
Collateral on securities loaned, at value	40,473,060	60,767,516	176,885,961	—
Payables:
Investments purchased	—	—	5,325,402	908,539
Capital shares redeemed	—	—	5,266,644	109,782
Income distributions	801,892	1,090,029	43,635,488	4,446,987
Investment advisory fees	108,295	159,819	1,512,270	307,940

Total liabilities	41,383,247	62,017,364	232,625,765	5,773,248

NET ASSETS	$325,268,827	$461,910,697	$4,395,033,194	$840,674,730

NET ASSETS CONSIST OF:
Paid-in capital	$579,031,961	$574,258,881	$4,892,083,059	$802,662,476
Undistributed (distributions in excess of) net investment income	(17,226)	(13,404)	(22,600,544)	1,071,111
Accumulated net realized gain (loss)	(217,333,726)	(112,880,472)	(57,817,512)	14,161,161
Net unrealized appreciation (depreciation)	(36,412,182)	545,692	(416,631,809)	22,779,982

NET ASSETS	$325,268,827	$461,910,697	$4,395,033,194	$840,674,730

Shares outstanding	9,100,000	2,750,000	54,850,000	17,150,000

Net asset value	$35.74	$167.97	$80.13	$49.02

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$39,259,715	$59,113,475	$175,068,804	$—
(b) Investments, at cost — Unaffiliated	$361,110,838	$460,963,009	$4,790,478,619	$730,649,298
(c) Investments, at cost — Affiliated	$41,454,007	$62,099,678	$230,902,191	$90,950,887

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	47

Statements of Assets and Liabilities  (unaudited)  (continued)

September 30, 2018

iShares U.S. Telecommunications ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$575,759,683
Affiliated(c)	66,916,827
Receivables:
Securities lending income — Affiliated	39,487
Dividends	92,029

Total assets	642,808,026

LIABILITIES
Collateral on securities loaned, at value	63,132,783
Payables:
Capital shares redeemed	7,937
Income distributions	3,357,060
Investment advisory fees	190,961

Total liabilities	66,688,741

NET ASSETS	$576,119,285

NET ASSETS CONSIST OF:
Paid-in capital	$772,426,320
Distributions in excess of net investment income	(19,637)
Accumulated net realized loss	(199,094,487)
Net unrealized appreciation	2,807,089

NET ASSETS	$576,119,285

Shares outstanding	19,350,000

Net asset value	$29.77

Shares authorized	Unlimited

Par value	None

(a) Securities loaned, at value	$61,321,410
(b) Investments, at cost — Unaffiliated	$572,960,698
(c) Investments, at cost — Affiliated	$66,908,723

See notes to financial statements.

48	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)

Six Months Ended September 30, 2018

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers & Securities Exchanges ETF	iShares U.S. Healthcare Providers ETF	iShares U.S. Home Construction ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$33,730,817	(a)	$ 3,490,873	$2,182,182	$5,232,231
Dividends — Affiliated	614,113		3,804	7,525	10,577
Securities lending income — Affiliated — net	396,084		25,044	76,669	59,842

Total investment income	34,741,014		3,519,721	2,266,376	5,302,650

EXPENSES
Investment advisory fees	12,272,894		885,151	1,391,120	2,742,316

Total expenses	12,272,894		885,151	1,391,120	2,742,316

Net investment income	22,468,120		2,634,570	875,256	2,560,334

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	19,080,647		(1,305,392)	(10,769,026)	(13,485,439)
Investments — Affiliated	(8,268,955)		368	1,720	(584)
In-kind redemptions — Unaffiliated	405,027,894		29,881,130	73,728,744	(3,432,443)
In-kind redemptions — Affiliated	1,649,876		—	—	—
Litigation proceeds	—		—	—	541,017 (b)

Net realized gain (loss)	417,489,462		28,576,106	62,961,438	(16,377,449)

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	54,455,851		(46,627,261)	85,402,692	(120,807,858)
Investments — Affiliated	37,308,294		3,053	11,577	8,582

Net change in unrealized appreciation (depreciation)	91,764,145		(46,624,208)	85,414,269	(120,799,276)

Net realized and unrealized gain (loss)	509,253,607		(18,048,102)	148,375,707	(137,176,725)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$531,721,727		$(15,413,532)	$149,250,963	$(134,616,391)

(a)	Includes $13,715,834 related to a special distribution from KLX Inc.
(b)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	49

Statements of Operations  (unaudited)  (continued)

Six Months Ended September 30, 2018

	iShares U.S. Infrastructure ETF	(a)	iShares U.S. Insurance ETF	iShares U.S. Medical Devices ETF	iShares U.S. Oil & Gas Exploration & Production ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$27,480		$1,152,017	$8,496,198	$3,314,762
Dividends — Affiliated	38		1,338	30,019	3,025
Securities lending income — Affiliated — net	12		8,128	140,283	64,018

Total investment income	27,530		1,161,483	8,666,500	3,381,805

EXPENSES
Investment advisory fees	5,324		248,297	5,038,158	1,045,003

Total expenses	5,324		248,297	5,038,158	1,045,003

Net investment income	22,206		913,186	3,628,342	2,336,802

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	55,274		858,000	(12,034,375)	(13,369,047)
Investments — Affiliated	2		237	4,746	1,837
In-kind redemptions — Unaffiliated	—		4,133,217	98,548,112	13,770,153

Net realized gain	55,276		4,991,454	86,518,483	402,943

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	128,355		(1,855,814)	411,711,726	73,671,130
Investments — Affiliated	—		158	19,769	3,931

Net change in unrealized appreciation (depreciation)	128,355		(1,855,656)	411,731,495	73,675,061

Net realized and unrealized gain	183,631		3,135,798	498,249,978	74,078,004

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$205,837		$4,048,984	$501,878,320	$76,414,806

(a)	For the period from April 3, 2018 (commencement of operations) to September 30, 2018.

See notes to financial statements.

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited)  (continued)

Six Months Ended September 30, 2018

	iShares U.S. Oil Equipment & Services ETF	iShares U.S. Pharmaceuticals ETF	iShares U.S. Real Estate ETF	iShares U.S. Regional Banks ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$2,016,006	$2,666,188	$65,915,402	$9,249,298
Dividends — Affiliated	2,615	3,413	54,965	1,230,072
Interest — Unaffiliated	—	—	2,379	—
Securities lending income — Affiliated — net	117,106	412,859	210,404	1,813
Foreign taxes withheld	(12,321)	—	—	(7,762)

Total investment income	2,123,406	3,082,460	66,183,150	10,473,421

EXPENSES
Investment advisory fees	611,229	851,810	8,237,038	1,941,918

Total expenses	611,229	851,810	8,237,038	1,941,918

Net investment income	1,512,177	2,230,650	57,946,112	8,531,503

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(34,141,615)	(25,715,894)	(52,463,937)	(3,499,481)
Investments — Affiliated	2,209	7,790	8,991	(711,308)
In-kind redemptions — Unaffiliated	1,584,983	6,975,033	65,488,422	25,400,558
In-kind redemptions — Affiliated	—	—	—	4,263,600
Futures contracts	—	—	262,897	—
Litigation proceeds	—	124,923 (a)	—	—

Net realized gain (loss)	(32,554,423)	(18,608,148)	13,296,373	25,453,369

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	48,542,305	69,829,278	199,651,254	(33,269,111)
Investments — Affiliated	8,896	11,797	23,875	(14,103,336)
Futures contracts	—	—	(8,595)	—

Net change in unrealized appreciation (depreciation)	48,551,201	69,841,075	199,666,534	(47,372,447)

Net realized and unrealized gain (loss)	15,996,778	51,232,927	212,962,907	(21,919,078)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$17,508,955	$53,463,577	$270,909,019	$(13,387,575)

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	51

Statements of Operations  (unaudited)  (continued)

Six Months Ended September 30, 2018

	iShares U.S. Telecommunications ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$5,957,430
Dividends — Affiliated	3,346
Securities lending income — Affiliated — net	426,547

Total investment income	6,387,323

EXPENSES
Investment advisory fees	883,762

Total expenses	883,762

Net investment income	5,503,561

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(1,991,911)
Investments — Affiliated	1,883
In-kind redemptions — Unaffiliated	23,168,474
Litigation proceeds	307,533	(a)

Net realized gain	21,485,979

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	22,909,737
Investments — Affiliated	8,104

Net change in unrealized appreciation (depreciation)	22,917,841

Net realized and unrealized gain	44,403,820

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$49,907,381

(a)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets

	iShares U.S. Aerospace & Defense ETF		iShares U.S. Broker-Dealers & Securities Exchanges ETF

	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,468,120	$36,657,319	$2,634,570	$2,634,158
Net realized gain	417,489,462	323,495,720	28,576,106	16,857,788
Net change in unrealized appreciation (depreciation)	91,764,145	816,551,792	(46,624,208)	19,476,714

Net increase (decrease) in net assets resulting from operations	531,721,727	1,176,704,831	(15,413,532)	38,968,660

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(36,582,825)	(45,743,988)	(2,686,260)	(2,760,426)

Decrease in net assets resulting from distributions to shareholders	(36,582,825)	(45,743,988)	(2,686,260)	(2,760,426)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	(129,744,611)	2,044,679,047	(17,936,794)	139,060,154

NET ASSETS
Total increase (decrease) in net assets	365,394,291	3,175,639,890	(36,036,586)	175,268,388
Beginning of period	5,749,729,912	2,574,090,022	347,155,342	171,886,954

End of period	$6,115,124,203	$5,749,729,912	$311,118,756	$347,155,342

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(14,114,705)	$—	$146,003	$197,693

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	53

Statements of Changes in Net Assets  (continued)

	iShares U.S. Healthcare Providers ETF		iShares U.S. Home Construction ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$875,256	$1,228,609	$2,560,334	$6,389,999
Net realized gain (loss)	62,961,438	29,910,211	(16,377,449)	518,163,563
Net change in unrealized appreciation (depreciation)	85,414,269	50,883,241	(120,799,276)	(140,111,247)

Net increase (decrease) in net assets resulting from operations	149,250,963	82,022,061	(134,616,391)	384,442,315

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(830,154)	(1,224,966)	(2,582,782)	(6,502,047)

Decrease in net assets resulting from distributions to shareholders	(830,154)	(1,224,966)	(2,582,782)	(6,502,047)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	349,090,843	(139,321,192)	(557,172,016)	(185,191,742)

NET ASSETS
Total increase (decrease) in net assets	497,511,652	(58,524,097)	(694,371,189)	192,748,526
Beginning of period	471,250,839	529,774,936	1,618,817,295	1,426,068,769

End of period	$968,762,491	$471,250,839	$924,446,106	$1,618,817,295

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$114,382	$69,280	$(22,448)	$—

See notes to financial statements.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Infrastructure ETF		iShares U.S. Insurance ETF

	Period From 04/03/18 to 09/30/18 (unaudited	(a) )	Six Months Ended 09/30/18 (unaudited )	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$22,206		$913,186	$3,187,641
Net realized gain	55,276		4,991,454	16,652,955
Net change in unrealized appreciation (depreciation)	128,355		(1,855,656)	(4,516,040)

Net increase in net assets resulting from operations	205,837		4,048,984	15,324,556

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(21,883)		(977,813)	(3,217,914)

Decrease in net assets resulting from distributions to shareholders	(21,883)		(977,813)	(3,217,914)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	2,530,540		(22,629,321)	(46,068,282)

NET ASSETS
Total increase (decrease) in net assets	2,714,494		(19,558,150)	(33,961,640)
Beginning of period	—		132,302,177	166,263,817

End of period	$2,714,494		$112,744,027	$132,302,177

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$323		$(2,754)	$61,873

(a)	Commencement of operations.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	55

Statements of Changes in Net Assets  (continued)

	iShares U.S. Medical Devices ETF		iShares U.S. Oil & Gas Exploration & Production ETF

	Six Months Ended 09/30/18 (unaudited )	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,628,342	$5,631,637	$2,336,802	$3,658,681
Net realized gain (loss)	86,518,483	182,661,870	402,943	(16,630,580)
Net change in unrealized appreciation (depreciation)	411,731,495	89,109,140	73,675,061	32,246,663

Net increase in net assets resulting from operations	501,878,320	277,402,647	76,414,806	19,274,764

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(2,750,152)	(4,547,295)	(2,350,402)	(4,228,265)

Decrease in net assets resulting from distributions to shareholders	(2,750,152)	(4,547,295)	(2,350,402)	(4,228,265)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	976,182,646	394,137,172	99,610,541	(68,595,660)

NET ASSETS
Total increase (decrease) in net assets	1,475,310,814	666,992,524	173,674,945	(53,549,161)
Beginning of period	1,719,372,516	1,052,379,992	365,406,321	418,955,482

End of period	$3,194,683,330	$1,719,372,516	$539,081,266	$365,406,321

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$2,162,250	$1,284,060	$(13,600)	$—

See notes to financial statements.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Oil Equipment & Services ETF		iShares U.S. Pharmaceuticals ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$1,512,177	$7,063,780	$2,230,650	$8,958,332
Net realized gain (loss)	(32,554,423)	(51,104,896)	(18,608,148)	6,792,800
Net change in unrealized appreciation (depreciation)	48,551,201	(4,439,503)	69,841,075	(5,652,890)

Net increase (decrease) in net assets resulting from operations	17,508,955	(48,480,619)	53,463,577	10,098,242

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(1,529,403)	(7,102,619)	(2,286,974)	(8,915,412)

Decrease in net assets resulting from distributions to shareholders	(1,529,403)	(7,102,619)	(2,286,974)	(8,915,412)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	105,101,644	9,337,248	20,646,051	(328,193,119)

NET ASSETS
Total increase (decrease) in net assets	121,081,196	(46,245,990)	71,822,654	(327,010,289)
Beginning of period	204,187,631	250,433,621	390,088,043	717,098,332

End of period	$325,268,827	$204,187,631	$461,910,697	$390,088,043

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(17,226)	$—	$(13,404)	$42,920

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	57

Statements of Changes in Net Assets  (continued)

	iShares U.S. Real Estate ETF		iShares U.S. Regional Banks ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$57,946,112	$118,067,766	$8,531,503	$12,485,162
Net realized gain	13,296,373	110,496,470	25,453,369	33,148,242
Net change in unrealized appreciation (depreciation)	199,666,534	(232,393,182)	(47,372,447)	42,432,034

Net increase (decrease) in net assets resulting from operations	270,909,019	(3,828,946)	(13,387,575)	88,065,438

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(80,546,656)	(158,914,495)	(8,413,669)	(12,369,378)

Decrease in net assets resulting from distributions to shareholders	(80,546,656)	(158,914,495)	(8,413,669)	(12,369,378)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	607,929,190	(849,037,007)	(39,585,085)	78,407,965

NET ASSETS
Total increase (decrease) in net assets	798,291,553	(1,011,780,448)	(61,386,329)	154,104,025
Beginning of period	3,596,741,641	4,608,522,089	902,061,059	747,957,034

End of period	$4,395,033,194	$3,596,741,641	$840,674,730	$902,061,059

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(22,600,544)	$—	$1,071,111	$953,277

See notes to financial statements.

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares U.S. Telecommunications ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$5,503,561	$9,961,584
Net realized gain (loss)	21,485,979	(121,542,006)
Net change in unrealized appreciation (depreciation)	22,917,841	58,779,678

Net increase (decrease) in net assets resulting from operations	49,907,381	(52,800,744)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(5,523,198)	(12,756,866)

Decrease in net assets resulting from distributions to shareholders	(5,523,198)	(12,756,866)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	215,138,850	(137,614,198)

NET ASSETS
Total increase (decrease) in net assets	259,523,033	(203,171,808)
Beginning of period	316,596,252	519,768,060

End of period	$576,119,285	$316,596,252

Distributions in excess of net investment income included in net assets at end of period	$(19,637)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	59

Financial Highlights

(For a share outstanding throughout each period)

	iShares U.S. Aerospace & Defense ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$197.93		$148.79	$116.90	$120.15		$108.61	$75.74	$66.92

Net investment income(b)	0.78	(c)	1.55	1.71	1.05		1.46	1.04	1.38
Net realized and unrealized gain (loss)(d)	19.05		49.41	31.69	(3.26)		11.76	33.00	8.89

Net increase (decrease) from investment operations	19.83		50.96	33.40	(2.21)		13.22	34.04	10.27

Distributions
From net investment income	(1.30)		(1.82)	(1.51)	(1.04)		(1.68)	(1.17)	(1.45)

Total distributions	(1.30)		(1.82)	(1.51)	(1.04)		(1.68)	(1.17)	(1.45)

Net asset value, end of period	$216.46		$197.93	$148.79	$116.90		$120.15	$108.61	$75.74

Total Return
Based on net asset value	10.06	%(e)	34.40%	28.70%	(1.84	)%(e)	12.28%	45.17%	15.63%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.43%	0.44%	0.44	%(f)	0.43%	0.44%	0.46%

Net investment income	0.77	%(c)(f)	0.87%	1.24%	0.99	%(f)	1.29%	1.04%	2.07%

Supplemental Data
Net assets, end of period (000)	$6,115,124		$5,749,730	$2,574,090	$637,129		$546,702	$385,560	$83,316

Portfolio turnover rate(g)	10	%(e)	14%	14%	17	%(e)	15%	15%	26%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from KLX Inc. Excluding such special distribution, the net investment income would have been $0.31 per share and 0.30% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

60	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Broker-Dealers & Securities Exchanges ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$65.50		$51.31	$37.44	$42.46		$37.45	$27.62	$23.57

Net investment income(b)	0.42		0.83	0.83	0.58		0.46	0.46	0.48
Net realized and unrealized gain (loss)(c)	(3.24)		14.15	13.77	(4.89)		5.02	9.83	4.25

Net increase (decrease) from investment operations	(2.82)		14.98	14.60	(4.31)		5.48	10.29	4.73

Distributions
From net investment income	(0.46)		(0.79)	(0.73)	(0.71)		(0.47)	(0.46)	(0.53)
Return of capital	—		—	—	—		—	—	(0.15)

Total distributions	(0.46)		(0.79)	(0.73)	(0.71)		(0.47)	(0.46)	(0.68)

Net asset value, end of period	$62.22		$65.50	$51.31	$37.44		$42.46	$37.45	$27.62

Total Return
Based on net asset value	(4.31	)%(d)	29.39%	39.27%	(10.23	)%(d)	14.68%	37.35%	20.66%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	1.26	%(e)	1.44%	1.83%	1.53	%(e)	1.14%	1.32%	1.99%

Supplemental Data
Net assets, end of period (000)	$311,119		$347,155	$171,887	$112,313		$297,222	$226,563	$92,518

Portfolio turnover rate(f)	7	%(d)	13%	17%	26	%(d)	19%	36%	39%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	61

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Healthcare Providers ETF
	Six Months Ended 09/30/18 (unaudited	)	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$157.08		$134.12	$121.98	$128.59		$94.83	$78.64	$64.11

Net investment income(b)	0.24		0.35	0.31	0.24		0.21	0.18	0.50
Net realized and unrealized gain (loss)(c)	42.61		22.97	12.14	(6.58)		33.76	16.23	14.56

Net increase (decrease) from investment operations	42.85		23.32	12.45	(6.34)		33.97	16.41	15.06

Distributions
From net investment income	(0.19)		(0.36)	(0.31)	(0.27)		(0.21)	(0.22)	(0.53)

Total distributions	(0.19)		(0.36)	(0.31)	(0.27)		(0.21)	(0.22)	(0.53)

Net asset value, end of period	$199.74		$157.08	$134.12	$121.98		$128.59	$94.83	$78.64

Total Return
Based on net asset value	27.29	%(d)	17.40%	10.23%	(4.94	)%(d)	35.85%	20.89%	23.60%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	0.27	%(e)	0.24%	0.25%	0.20	%(e)	0.18%	0.20%	0.73%

Supplemental Data
Net assets, end of period (000)	$968,762		$471,251	$529,775	$676,989		$822,992	$426,719	$275,227

Portfolio turnover rate(f)	17	%(d)	20%	12%	16	%(d)	12%	14%	18%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

62	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Home Construction ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$39.24		$31.97	$27.09	$25.90		$23.36	$24.25	$15.47

Net investment income(b)	0.08		0.13	0.11	0.10		0.09	0.04	0.12
Net realized and unrealized gain (loss)(c)	(3.88)		7.28	4.89	1.19		2.54	(0.89)	8.78

Net increase (decrease) from investment operations	(3.80)		7.41	5.00	1.29		2.63	(0.85)	8.90

Distributions
From net investment income	(0.09)		(0.14)	(0.12)	(0.10)		(0.09)	(0.04)	(0.12)

Total distributions	(0.09)		(0.14)	(0.12)	(0.10)		(0.09)	(0.04)	(0.12)

Net asset value, end of period	$35.35		$39.24	$31.97	$27.09		$25.90	$23.36	$24.25

Total Return
Based on net asset value	(9.70	)%(d)(e)	23.19%	18.50%	5.00	%(d)	11.28%	(3.49)%	57.69%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.43%	0.44%	0.44	%(f)	0.43%	0.45%	0.46%

Net investment income	0.40	%(f)	0.34%	0.41%	0.39	%(f)	0.38%	0.17%	0.57%

Supplemental Data
Net assets, end of period (000)	$924,446		$1,618,817	$1,426,069	$1,476,333		$2,011,455	$1,550,038	$2,319,798

Portfolio turnover rate(g)	7	%(d)	18%	12%	14	%(d)	13%	23%	17%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (9.75)% for the six months ended September 30, 2018.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	63

Financial Highlights  (continued)

(For a share outstanding throughout the period)

	iShares U.S. Infrastructure ETF
	Period From 04/03/18 to 09/30/18 (unaudited)	(a)

Net asset value, beginning of period	$25.31

Net investment income(b)	0.22
Net realized and unrealized gain(c)	1.83

Net increase from investment operations	2.05

Distributions
From net investment income	(0.22)

Total distributions	(0.22)

Net asset value, end of period	$27.14

Total Return
Based on net asset value	8.14	%(d)

Ratios to Average Net Assets
Total expenses	0.40	%(e)

Net investment income	1.67	%(e)

Supplemental Data
Net assets, end of period (000)	$2,714

Portfolio turnover rate(f)	19	%(d)

(a)	Commencement of operations.
(b)	Based on average shares outstanding.
(c)

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

64	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Insurance ETF
	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$64.54		$60.46	$49.91	$49.04		$46.26	$38.98	$32.02

Net investment income(b)	0.50		1.18	1.03	0.87		0.75	0.64	0.61
Net realized and unrealized gain(c)	1.84		4.20	10.48	0.90		2.79	7.28	6.96

Net increase from investment operations	2.34		5.38	11.51	1.77		3.54	7.92	7.57

Distributions
From net investment income	(0.56)		(1.30)	(0.96)	(0.90)		(0.76)	(0.64)	(0.61)

Total distributions	(0.56)		(1.30)	(0.96)	(0.90)		(0.76)	(0.64)	(0.61)

Net asset value, end of period	$66.32		$64.54	$60.46	$49.91		$49.04	$46.26	$38.98

Total Return
Based on net asset value	3.66	%(d)	8.93%	23.25%	3.60	%(d)	7.67%	20.39%	23.96%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	1.56	%(e)	1.85%	1.86%	1.89	%(e)	1.57%	1.45%	1.82%

Supplemental Data
Net assets, end of period (000)	$112,744		$132,302	$166,264	$99,823		$120,146	$152,673	$109,158

Portfolio turnover rate(f)	7	%(d)	12%	14%	10	%(d)	12%	6%	18%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	65

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Medical Devices ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$184.88		$151.42	$122.48	$116.87		$95.07	$75.70	$67.13

Net investment income(b)	0.31		0.66	0.69	0.67		0.73	0.52	0.34
Net realized and unrealized gain(c)	42.41		33.33	29.06	6.47		21.79	19.25	8.63

Net increase from investment operations	42.72		33.99	29.75	7.14		22.52	19.77	8.97

Distributions
From net investment income	(0.22)		(0.53)	(0.81)	(1.53)		(0.72)	(0.40)	(0.40)

Total distributions	(0.22)		(0.53)	(0.81)	(1.53)		(0.72)	(0.40)	(0.40)

Net asset value, end of period	$227.38		$184.88	$151.42	$122.48		$116.87	$95.07	$75.70

Total Return
Based on net asset value	23.11	%(d)	22.48%	24.36%	6.13	%(d)	23.75%	26.15%	13.43%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	0.30	%(e)	0.38%	0.49%	0.61	%(e)	0.67%	0.59%	0.50%

Supplemental Data
Net assets, end of period (000)	$3,194,683		$1,719,373	$1,052,380	$857,337		$765,524	$708,255	$336,845

Portfolio turnover rate(f)	12	%(d)	15%	20%	17	%(d)	19%	44%	9%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

66	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil & Gas Exploration & Production ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$63.55		$61.16	$51.96	$78.75		$90.37	$70.90	$64.57

Net investment income(b)	0.35		0.56	0.55	0.96		1.00	0.78	0.56
Net realized and unrealized gain (loss)(c)	12.37		2.49	9.25	(26.76)		(11.65)	19.46	6.33

Net increase (decrease) from investment operations	12.72		3.05	9.80	(25.80)		(10.65)	20.24	6.89

Distributions
From net investment income	(0.34)		(0.66)	(0.60)	(0.99)		(0.97)	(0.77)	(0.56)

Total distributions	(0.34)		(0.66)	(0.60)	(0.99)		(0.97)	(0.77)	(0.56)

Net asset value, end of period	$75.93		$63.55	$61.16	$51.96		$78.75	$90.37	$70.90

Total Return
Based on net asset value	20.03	%(d)	5.09%	18.88%	(32.89	)%(d)	(11.80)%	28.72%	10.76%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	0.95	%(e)	0.96%	0.93%	1.74	%(e)	1.21%	0.98%	0.87%

Supplemental Data
Net assets, end of period (000)	$539,081		$365,406	$418,955	$368,947		$543,362	$483,476	$319,062

Portfolio turnover rate(f)	6	%(d)	17%	8%	18	%(d)	7%	32%	13%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	67

Financial Highlights (continued)

(For a share outstanding throughout each period)

	iShares U.S. Oil Equipment & Services ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18		Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$32.41		$42.09		$35.72	$54.16		$70.65	$56.48	$53.56

Net investment income(b)	0.19		1.18	(c)	0.33	0.71		0.93	0.55	0.32
Net realized and unrealized gain (loss)(d)	3.31		(9.61)		6.39	(18.42)		(16.48)	14.20	2.95

Net increase (decrease) from investment operations	3.50		(8.43)		6.72	(17.71)		(15.55)	14.75	3.27

Distributions
From net investment income	(0.17)		(1.25)		(0.35)	(0.73)		(0.94)	(0.58)	(0.35)

Total distributions	(0.17)		(1.25)		(0.35)	(0.73)		(0.94)	(0.58)	(0.35)

Net asset value, end of period	$35.74		$32.41		$42.09	$35.72		$54.16	$70.65	$56.48

Total Return
Based on net asset value	10.81	%(e)	(20.19	)%(f)	18.88%	(32.83	)%(e)	(22.07)%	26.25%	6.16%

Ratios to Average Net Assets
Total expenses	0.42	%(g)	0.43%		0.44%	0.44	%(g)	0.43%	0.45%	0.46%

Net investment income	1.05	%(g)	3.37	%(c)	0.81%	1.91	%(g)	1.52%	0.87%	0.62%

Supplemental Data
Net assets, end of period (000)	$325,269		$204,188		$250,434	$233,938		$389,980	$579,369	$367,121

Portfolio turnover rate(h)	17	%(e)	25%		27%	18	%(e)	14%	15%	17%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Baker Hughes Inc. Excluding such special distribution, the net investment income would have been $0.37 per share and 1.05% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been (20.37)% for the year ended March 31, 2018.

(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

68	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Pharmaceuticals ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$147.20		$150.97	$137.03	$168.05		$129.31	$99.11	$83.94

Net investment income(b)	0.87		2.25	1.28	1.54		1.53	1.23	1.65
Net realized and unrealized gain (loss)(c)	20.78		(3.75)	14.01	(29.40)		39.00	30.20	15.19

Net increase (decrease) from investment operations	21.65		(1.50)	15.29	(27.86)		40.53	31.43	16.84

Distributions
From net investment income	(0.88)		(2.27)	(1.35)	(1.52)		(1.61)	(1.23)	(1.67)
From net realized gain	—		—	—	(1.64)		(0.18)	—	—

Total distributions	(0.88)		(2.27)	(1.35)	(3.16)		(1.79)	(1.23)	(1.67)

Net asset value, end of period	$167.97		$147.20	$150.97	$137.03		$168.05	$129.31	$99.11

Total Return
Based on net asset value	14.75	%(d)(e)	(1.05)%	11.19%	(16.84	)%(d)	31.58%	31.92%	20.32%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.43%	0.44%	0.44	%(f)	0.43%	0.45%	0.46%

Net investment income	1.11	%(f)	1.47%	0.87%	1.03	%(f)	1.03%	1.09%	1.86%

Supplemental Data
Net assets, end of period (000)	$461,911		$390,088	$717,098	$637,189		$1,167,951	$665,969	$465,822

Portfolio turnover rate(g)	12	%(d)	23%	33%	31	%(d)	37%	31%	24%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 14.71% for the six months ended September 30, 2018.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	69

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Real Estate ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$75.48		$78.51	$77.88	$75.44		$69.75	$73.45	$63.90

Net investment income(b)	1.18		2.22	2.19	1.84		1.92	2.03	2.07
Net realized and unrealized gain (loss)(c)	5.03		(2.36)	1.67	3.79		6.47	(3.16)	9.93

Net increase (decrease) from investment operations	6.21		(0.14)	3.86	5.63		8.39	(1.13)	12.00

Distributions
From net investment income	(1.56)		(2.89)	(3.23)	(2.60)		(2.55)	(2.49)	(2.45)
From net realized gain	—		—	—	(0.59)		(0.15)	(0.08)	—

Total distributions	(1.56)		(2.89)	(3.23)	(3.19)		(2.70)	(2.57)	(2.45)

Net asset value, end of period	$80.13		$75.48	$78.51	$77.88		$75.44	$69.75	$73.45

Total Return
Based on net asset value	8.25	%(d)	(0.29)%	5.03%	7.77	%(d)	12.14%	(1.23)%	19.35%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	2.97	%(e)	2.80%	2.77%	2.72	%(e)	2.55%	3.04%	3.16%

Supplemental Data
Net assets, end of period (000)	$4,395,033		$3,596,742	$4,608,522	$4,466,380		$4,937,495	$4,547,393	$5,769,209

Portfolio turnover rate(f)	6	%(d)	13%	18%	13	%(d)	21%	27%	16%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

70	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Regional Banks ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$50.39		$44.79	$31.79	$34.87		$33.02	$26.81	$24.82

Net investment income(b)	0.48		0.80	0.71	0.63		0.61	0.55	0.53
Net realized and unrealized gain (loss)(c)	(1.37)		5.60	12.95	(3.04)		1.84	6.19	1.95

Net increase (decrease) from investment operations	(0.89)		6.40	13.66	(2.41)		2.45	6.74	2.48

Distributions
From net investment income	(0.48)		(0.80)	(0.66)	(0.67)		(0.60)	(0.53)	(0.49)

Total distributions	(0.48)		(0.80)	(0.66)	(0.67)		(0.60)	(0.53)	(0.49)

Net asset value, end of period	$49.02		$50.39	$44.79	$31.79		$34.87	$33.02	$26.81

Total Return
Based on net asset value	(1.80	)%(d)	14.42%	43.37%	(7.08	)%(d)	7.44%	25.24%	10.17%

Ratios to Average Net Assets
Total expenses	0.42	%(e)	0.43%	0.44%	0.44	%(e)	0.43%	0.45%	0.46%

Net investment income	1.86	%(e)	1.68%	1.79%	1.99	%(e)	1.80%	1.75%	2.09%

Supplemental Data
Net assets, end of period (000)	$840,675		$902,061	$747,957	$410,119		$543,990	$458,915	$349,824

Portfolio turnover rate(f)	6	%(d)	4%	6%	11	%(d)	5%	9%	8%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	71

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares U.S. Telecommunications ETF

	Six Months Ended 09/30/18 (unaudited)		Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$27.06		$32.38	$30.71	$30.75		$29.34	$26.77	$21.91

Net investment income(b)	0.37		0.74	0.66	0.44		0.64	0.71	0.63
Net realized and unrealized gain (loss)(c)	2.69		(5.08)	1.87	0.12		1.43	2.66	4.89

Net increase (decrease) from investment operations	3.06		(4.34)	2.53	0.56		2.07	3.37	5.52

Distributions
From net investment income	(0.35)		(0.98)	(0.86)	(0.60)		(0.66)	(0.80)	(0.66)

Total distributions	(0.35)		(0.98)	(0.86)	(0.60)		(0.66)	(0.80)	(0.66)

Net asset value, end of period	$29.77		$27.06	$32.38	$30.71		$30.75	$29.34	$26.77

Total Return
Based on net asset value	11.40	%(d)(e)	(13.63)%	8.25%	1.93	%(d)	7.15%	12.81%	25.59%

Ratios to Average Net Assets
Total expenses	0.42	%(f)	0.43%	0.44%	0.44	%(f)	0.43%	0.45%	0.46%

Net investment income	2.63	%(f)	2.41%	2.02%	1.67	%(f)	2.14%	2.54%	2.63%

Supplemental Data
Net assets, end of period (000)	$576,119		$316,596	$519,768	$560,382		$713,380	$598,439	$547,534

Portfolio turnover rate(g)	7	%(d)	86%	47%	24	%(d)	49%	53%	40%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 11.36% for the six months ended September 30, 2018.

(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

72	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
U.S. Aerospace & Defense	Non-diversified
U.S. Broker-Dealers & Securities Exchanges	Non-diversified
U.S. Healthcare Providers	Non-diversified
U.S. Home Construction	Non-diversified
U.S. Infrastructure(a)	Non-diversified
U.S. Insurance	Non-diversified
U.S. Medical Devices	Non-diversified
U.S. Oil & Gas Exploration & Production	Non-diversified
U.S. Oil Equipment & Services	Non-diversified
U.S. Pharmaceuticals	Non-diversified
U.S. Real Estate	Diversified
U.S. Regional Banks	Non-diversified
U.S. Telecommunications	.Non-diversified

(a)	The Fund commenced operations on April 3, 2018.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the

N O T E S T O F I N A N C I A L S T A T E M E N T S	73

Notes to Financial Statements  (unaudited)  (continued)

Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

74	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Aerospace & Defense
Barclays Bank PLC	$546,399	$546,399		$—	$—
BNP Paribas New York Branch	3,709,763	3,709,763		—	—
BNP Paribas Prime Brokerage International Ltd.	5,630,925	5,630,925		—	—
BNP Paribas Securities Corp.	18,522	18,522		—	—
Citigroup Global Markets Inc.	37,443,250	37,443,250		—	—
Credit Suisse Securities (USA) LLC	147,194	147,194		—	—
Goldman Sachs & Co.	21,516,901	21,516,901		—	—
HSBC Bank PLC	11,420,777	11,420,777		—	—
JPMorgan Securities LLC	3,458,631	3,458,631		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	33,783,375	33,783,375		—	—
National Financial Services LLC	4,468,479	4,468,479		—	—
Scotia Capital (USA) Inc.	2,823,420	2,823,420		—	—
SG Americas Securities LLC	417,070	416,189		—	(881	)(b)
State Street Bank & Trust Company	1,265,092	1,265,092		—	—
UBS Securities LLC	1,159,415	1,159,415		—	—
Wells Fargo Bank, National Association	5,087,133	5,087,133		—	—
Wells Fargo Securities LLC	942,742	942,742		—	—

	$133,839,088	$133,838,207		$—	$(881)

U.S. Broker-Dealers & Securities Exchanges
Citigroup Global Markets Inc.	$2,201,971	$2,201,971		$—	$—
JPMorgan Securities LLC	1,313,568	1,313,568		—	—
Merrill Lynch, Pierce, Fenner & Smith	13,307,786	13,307,786		—	—

	$16,823,325	$16,823,325		$—	$—

U.S. Healthcare Providers
BNP Paribas New York Branch	$159,512	$157,041		$—	$(2,471	)(b)
Citigroup Global Markets Inc.	3,557,760	3,472,261		—	(85,499	)(b)
Goldman Sachs & Co.	9,220,948	9,203,215		—	(17,733	)(b)
ING Financial Markets LLC	9,332	9,332		—	—
Jefferies LLC	501,495	501,495		—	—
JPMorgan Securities LLC	25,131,901	25,131,901		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	5,505,307	5,505,307		—	—
National Financial Services LLC	9,503,228	9,491,236		—	(11,992	)(b)
State Street Bank & Trust Company	2,733,798	2,733,798		—	—
UBS AG	52,795	52,795		—	—
Wells Fargo Securities LLC	10,573,437	10,350,967		—	(222,470	)(b)

	$66,949,513	$66,609,348		$—	$(340,165)

N O T E S T O F I N A N C I A L S T A T E M E N T S	75

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Home Construction
Barclays Bank PLC	$927,879	$927,879		$—	$—
BNP Paribas New York Branch	2,450,318	2,450,318		—	—
Citigroup Global Markets Inc.	1,843,803	1,843,803		—	—
Credit Suisse Securities (USA) LLC	7,623,743	7,623,743		—	—
Deutsche Bank Securities Inc.	492,582	492,582		—	—
Goldman Sachs & Co.	1,392,458	1,392,458		—	—
HSBC Bank PLC	64,020	64,020		—	—
JPMorgan Securities LLC	7,171,198	7,171,198		—	—
Merrill Lynch, Pierce, Fenner & Smith	610,050	610,050		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	143,028	143,028		—	—
National Financial Services LLC	75,900	75,900		—	—
State Street Bank & Trust Company	117,411	117,411		—	—
TD Prime Services LLC	1,920,260	1,920,260		—	—
UBS AG	368,894	368,894		—	—
UBS Securities LLC	253,142	253,142		—	—

	$25,454,686	$25,454,686		$—	$—

U.S. Infrastructure
Citigroup Global Markets Inc.	$2,295	$2,295		$—	$—
Credit Suisse Securities (USA) LLC	1,085	1,085		—	—
Merrill Lynch, Pierce, Fenner & Smith	50,533	50,533		—	—
TD Prime Services LLC	12,191	12,191		—	—

	$66,104	$66,104		$—	$—

U.S. Insurance
Goldman Sachs & Co.	$249,788	$249,601		$—	$(187	)(b)
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	918,113	918,113		—	—

	$1,167,901	$1,167,714		$—	$(187)

U.S. Medical Devices
Barclays Bank PLC	$4,762,702	$4,762,702		$—	$—
Barclays Capital Inc.	902,520	902,520		—	—
BNP Paribas New York Branch	2,588,596	2,588,596		—	—
BNP Paribas Prime Brokerage International Ltd.	1,601,782	1,601,782		—	—
Citigroup Global Markets Inc.	7,763,705	7,763,705		—	—
Credit Suisse Securities (USA) LLC	3,964,422	3,964,422		—	—
Goldman Sachs & Co.	21,250,610	21,250,610		—	—
HSBC Bank PLC	1,065	1,065		—	—
Jefferies LLC	399,327	394,547		—	(4,780	)(b)
JPMorgan Securities LLC	8,750,185	8,750,185		—	—
Merrill Lynch, Pierce, Fenner & Smith	20,419,676	20,419,676		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,259,199	1,259,199		—	—
National Financial Services LLC	4,153,940	4,153,940		—	—
Scotia Capital (USA) Inc.	1,800	1,800		—	—
SG Americas Securities LLC	37,864	37,864		—	—
State Street Bank & Trust Company	2,194,541	2,135,535		—	(59,006	)(b)
UBS Securities LLC	5,359,565	5,359,565		—	—
Wells Fargo Securities LLC	3,795,230	3,795,230		—	—

	$89,206,729	$89,142,943		$—	$(63,786)

76	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Oil & Gas Exploration & Production
Barclays Bank PLC	$1,295,305	$1,295,305		$—	$—
Barclays Capital Inc.	15,213	15,213		—	—
BNP Paribas Prime Brokerage International Ltd.	583,426	583,426		—	—
BNP Paribas Securities Corp.	662,657	662,657		—	—
Citigroup Global Markets Inc.	1,464,322	1,464,322		—	—
Credit Suisse Securities (USA) LLC	98,724	98,724		—	—
HSBC Bank PLC	90,203	90,203		—	—
Jefferies LLC	20,654	20,654		—	—
JPMorgan Securities LLC	2,495,312	2,495,312		—	—
Merrill Lynch, Pierce, Fenner & Smith	12,535,310	12,535,310		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,315,298	4,315,298		—	—
National Financial Services LLC	415,849	415,849		—	—
State Street Bank & Trust Company	2,659,605	2,659,605		—	—
Wells Fargo Securities LLC	874,750	874,750		—	—

	$27,526,628	$27,526,628		$—	$—

U.S. Oil Equipment & Services
Barclays Bank PLC	$485,944	$485,944		$—	$—
BNP Paribas New York Branch	442,505	440,660		—	(1,845	)(b)
Citigroup Global Markets Inc.	3,022,347	3,022,347		—	—
Credit Suisse Securities (USA) LLC	5,324,986	5,324,986		—	—
Deutsche Bank Securities Inc.	113,229	113,229		—	—
Goldman Sachs & Co.	2,515,653	2,515,653		—	—
HSBC Bank PLC	3,637,801	3,637,801		—	—
JPMorgan Securities LLC	7,885,405	7,885,405		—	—
Merrill Lynch, Pierce, Fenner & Smith	10,615,716	10,615,716		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,403,822	1,403,822		—	—
National Financial Services LLC	12,420	12,420		—	—
State Street Bank & Trust Company	25,199	25,199		—	—
UBS AG	155,950	155,950		—	—
UBS Securities LLC	1,658,894	1,658,894		—	—
Wells Fargo Securities LLC	1,959,844	1,959,844		—	—

	$39,259,715	$39,257,870		$—	$(1,845)

U.S. Pharmaceuticals
Barclays Bank PLC	$84,656	$84,656		$—	$—
Barclays Capital Inc.	1,606,656	1,606,656		—	—
BNP Paribas Prime Brokerage International Ltd.	88,054	88,054		—	—
Citigroup Global Markets Inc.	1,758,314	1,758,314		—	—
Credit Suisse Securities (USA) LLC	5,535,674	5,535,674		—	—
Deutsche Bank Securities Inc.	2,631,723	2,631,723		—	—
Goldman Sachs & Co.	408,660	408,660		—	—
Jefferies LLC	483,800	483,800		—	—
JPMorgan Securities LLC	9,067,054	9,067,054		—	—
Merrill Lynch, Pierce, Fenner & Smith	14,980,894	14,980,894		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	12,196,170	12,196,170		—	—
National Financial Services LLC	2,242,556	2,242,556		—	—
Nomura Securities International Inc.	13,080	13,080		—	—
Scotia Capital (USA) Inc.	88,050	88,050		—	—
SG Americas Securities LLC	49,570	49,570		—	—
State Street Bank & Trust Company	50,473	50,473		—	—
UBS AG	93,882	93,882		—	—
Wells Fargo Bank, National Association	820,220	820,220		—	—
Wells Fargo Securities LLC	6,913,989	6,913,989		—	—

	$59,113,475	$59,113,475		$—	$—

N O T E S T O F I N A N C I A L S T A T E M E N T S	77

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount

U.S. Real Estate
Barclays Bank PLC	$46,082,538	$46,082,538		$—	$—
Barclays Capital Inc.	38,285	38,285		—	—
BNP Paribas New York Branch	167,132	167,132		—	—
BNP Paribas Prime Brokerage International Ltd.	13,524	13,524		—	—
Citigroup Global Markets Inc.	10,925,880	10,925,880		—	—
Credit Suisse Securities (USA) LLC	1,130,389	1,130,389		—	—
Deutsche Bank Securities Inc.	138,255	138,255		—	—
Goldman Sachs & Co.	16,505,671	16,505,671		—	—
HSBC Bank PLC	3,989,674	3,989,674		—	—
Jefferies LLC	23,408	23,406		—	(2	)(b)
JPMorgan Securities LLC	8,180,389	8,180,389		—	—
Merrill Lynch, Pierce, Fenner & Smith	24,716,909	24,716,909		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	24,850,654	24,850,654		—	—
National Financial Services LLC	1,638,810	1,638,810		—	—
Scotia Capital (USA) Inc.	393,661	393,661		—	—
State Street Bank & Trust Company	566,547	566,547		—	—
UBS AG	16,347,114	16,347,114		—	—
UBS Securities LLC	16,560,079	16,560,079		—	—
Wells Fargo Bank, National Association	39,931	39,931		—	—
Wells Fargo Securities LLC	2,759,954	2,759,954		—	—

	$175,068,804	$175,068,802		$—	$(2)

U.S. Telecommunications
Barclays Bank PLC	$5,290,614	$5,290,614		$—	$—
Barclays Capital Inc.	16,202	16,202		—	—
BNP Paribas New York Branch	3,874,728	3,874,728		—	—
BNP Paribas Prime Brokerage International Ltd.	310,104	310,104		—	—
Citigroup Global Markets Inc.	2,984,258	2,984,258		—	—
Goldman Sachs & Co.	16,418,911	16,418,911		—	—
HSBC Bank PLC	3,455,111	3,455,111		—	—
JPMorgan Securities LLC	12,508,456	12,508,456		—	—
Merrill Lynch, Pierce, Fenner & Smith	6,735,751	6,735,751		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	4,710,003	4,710,003		—	—
SG Americas Securities LLC	275,797	275,797		—	—
State Street Bank & Trust Company	141,462	141,462		—	—
Wells Fargo Bank, National Association	372,597	372,597		—	—
Wells Fargo Securities LLC	4,227,416	4,227,416		—	—

	$61,321,410	$61,321,410		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

78	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, except for the iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion, up to and including $30 billion	0.38
Over $30 billion, up to and including $40 billion	0.34
Over $40 billion, up to and including $50 billion	0.33
Over $50 billion	0.31

For its investment advisory services to the iShares U.S. Infrastructure ETF, BFA is entitled to an annual investment advisory fee of 0.40%, accrued daily and paid monthly by the Fund, based on the average daily net assets of the Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

N O T E S T O F I N A N C I A L S T A T E M E N T S	79

Notes to Financial Statements  (unaudited)  (continued)

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
U.S. Aerospace & Defense	$188,309
U.S. Broker-Dealers & Securities Exchanges	12,318
U.S. Healthcare Providers	37,996
U.S. Home Construction	29,227
U.S. Infrastructure	6
U.S. Insurance	3,358
U.S. Medical Devices	67,320
U.S. Oil & Gas Exploration & Production	28,628
U.S. Oil Equipment & Services	51,903
U.S. Pharmaceuticals	169,651
U.S. Real Estate	103,640
U.S. Regional Banks	892
U.S. Telecommunications	172,626

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$65,411,191	$42,027,871
U.S. Broker-Dealers & Securities Exchanges	14,723,029	9,565,025
U.S. Healthcare Providers	9,879,677	32,899,384
U.S. Home Construction	26,705,587	25,018,280
U.S. Insurance	2,086,921	1,698,629
U.S. Medical Devices	9,390,103	52,480,162
U.S. Oil & Gas Exploration & Production	10,397,524	8,674,346
U.S. Oil Equipment & Services	5,572,506	15,104,900
U.S. Pharmaceuticals	7,818,732	18,574,393
U.S. Real Estate	12,729,636	24,488,268
U.S. Regional Banks	17,689,563	16,948,073
U.S. Telecommunications	11,093,317	8,514,236

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

It is possible that, from time to time, BlackRock and/or funds managed by BFA or an affiliate (collectively, “Affiliates”) may purchase and hold shares of a Fund. Affiliates reserve the right, subject to compliance with applicable law, to sell into the market or redeem in Creation Units through an authorized participant at any time some or all of the shares of a Fund acquired for their own accounts. A large sale or redemption of shares of a Fund by Affiliates could significantly reduce the asset size of the Fund, which might have an adverse effect on the Fund. As of September 30, 2018, the number of affiliated accounts that individually represent more than 10% ownership of a Fund’s total shares outstanding and the aggregate percentage of net assets represented by such holdings were as follows:

iShares ETF	Number of Affiliated Accounts	Aggregate Affiliated Ownership Percentage
U.S. Infrastructure	1	20%

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

80	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
U.S. Aerospace & Defense	$574,577,073	$577,334,300
U.S. Broker-Dealers & Securities Exchanges	29,786,419	30,380,014
U.S. Healthcare Providers	135,707,612	113,909,127
U.S. Home Construction	90,935,782	90,840,401
U.S. Infrastructure	535,495	512,442
U.S. Insurance	7,768,156	9,301,116
U.S. Medical Devices	359,270,328	289,883,685
U.S. Oil & Gas Exploration & Production	29,610,663	27,228,315
U.S. Oil Equipment & Services	49,456,932	48,784,504
U.S. Pharmaceuticals	48,824,795	48,727,245
U.S. Real Estate	240,072,667	234,554,126
U.S. Regional Banks	57,037,948	56,504,478
U.S. Telecommunications	29,400,536	28,400,946

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
U.S. Aerospace & Defense	$1,111,905,905	$1,242,497,315
U.S. Broker-Dealers & Securities Exchanges	141,873,529	159,098,908
U.S. Healthcare Providers	601,992,238	274,913,342
U.S. Home Construction	1,363,275,781	1,919,685,867
U.S. Infrastructure	2,525,276	—
U.S. Insurance	—	21,101,909
U.S. Medical Devices	1,218,315,524	314,616,726
U.S. Oil & Gas Exploration & Production	154,403,403	54,920,172
U.S. Oil Equipment & Services	117,326,327	12,376,854
U.S. Pharmaceuticals	74,949,943	54,288,034
U.S. Real Estate	9,851,371,955	9,250,320,425
U.S. Regional Banks	121,716,262	160,961,639
U.S. Telecommunications	591,342,221	376,927,750

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carry forwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carry forwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
U.S. Aerospace & Defense	$—	$1,447,425	$1,447,425
U.S. Broker-Dealers & Securities Exchanges	18,749,452	2,266,806	21,016,258
U.S. Healthcare Providers	26,395,151	—	26,395,151
U.S. Home Construction	12,525,142	7,844,464	20,369,606
U.S. Insurance	266,501	2,460,926	2,727,427
U.S. Medical Devices	—	5,415,460	5,415,460
U.S. Oil & Gas Exploration & Production	73,582,602	7,967,383	81,549,985
U.S. Oil Equipment &Services	108,674,639	23,866,864	132,541,503
U.S. Pharmaceuticals	72,598,070	—	72,598,070
U.S. Real Estate	40,684,341	—	40,684,341
U.S. Regional Banks	8,253,803	1,225,053	9,478,856
U.S. Telecommunications	171,456,185	30,701,158	202,157,343

(a)	Must be utilized prior to losses subject to expiration.

N O T E S T O F I N A N C I A L S T A T E M E N T S	81

Notes to Financial Statements  (unaudited)  (continued)

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
U.S. Aerospace & Defense	$5,199,324,801	$1,123,477,373	$(45,731,158)	$1,077,746,215
U.S. Broker-Dealers & Securities Exchanges	351,867,305	5,199,522	(27,327,270)	(22,127,748)
U.S. Healthcare Providers	929,450,241	149,145,948	(42,180,380)	106,965,568
U.S. Home Construction	1,202,413,014	15,148,306	(265,360,967)	(250,212,661)
U.S. Infrastructure	2,662,952	221,978	(93,623)	128,355
U.S. Insurance	103,516,124	14,776,883	(4,016,704)	10,760,179
U.S. Medical Devices	2,727,418,975	584,052,071	(19,878,619)	564,173,452
U.S. Oil & Gas Exploration & Production	584,367,684	67,679,852	(81,469,105)	(13,789,253)
U.S. Oil Equipment & Services	454,802,645	14,790,931	(103,440,913)	(88,649,982)
U.S. Pharmaceuticals	544,736,941	57,853,223	(78,981,785)	(21,128,562)
U.S. Real Estate	5,051,762,070	50,239,833	(497,252,902)	(447,013,069)
U.S. Regional Banks	823,413,537	42,694,653	(21,728,023)	20,966,630
U.S. Telecommunications	658,292,544	21,472,735	(37,088,769)	(15,616,034)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

82	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

U.S. Aerospace & Defense
Shares sold	5,700,000	$1,164,839,019	17,150,000	$3,048,306,467
Shares redeemed	(6,500,000)	(1,294,583,630)	(5,400,000)	(1,003,627,420)

Net increase (decrease)	(800,000)	$(129,744,611)	11,750,000	$2,044,679,047

U.S. Broker-Dealers & Securities Exchanges
Shares sold	2,150,000	$142,014,328	3,500,000	$227,448,788
Shares redeemed	(2,450,000)	(159,951,122)	(1,550,000)	(88,388,634)

Net increase (decrease)	(300,000)	$(17,936,794)	1,950,000	$139,060,154

U.S. Healthcare Providers
Shares sold	3,450,000	$633,663,405	350,000	$52,011,136
Shares redeemed	(1,600,000)	(284,572,562)	(1,300,000)	(191,332,328)

Net increase (decrease)	1,850,000	$349,090,843	(950,000)	$(139,321,192)

U.S. Home Construction
Shares sold	35,250,000	$1,364,985,978	90,900,000	$3,440,118,080
Shares redeemed	(50,350,000)	(1,922,157,994)	(94,250,000)	(3,625,309,822)

Net decrease	(15,100,000)	$(557,172,016)	(3,350,000)	$(185,191,742)

	Period Ended 09/30/18

iShares ETF	Shares	Amount

U.S. Infrastructure Shares sold	100,000	$2,530,540

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

U.S. Insurance
Shares sold	—	$—	250,000	$16,195,161
Shares redeemed	(350,000)	(22,629,321)	(950,000)	(62,263,443)

Net decrease	(350,000)	$(22,629,321)	(700,000)	$(46,068,282)

U.S. Medical Devices
Shares sold	6,350,000	$1,299,704,895	7,350,000	$1,258,445,162
Shares redeemed	(1,600,000)	(323,522,249)	(5,000,000)	(864,307,990)

Net increase	4,750,000	$976,182,646	2,350,000	$394,137,172

U.S. Oil & Gas Exploration & Production
Shares sold	2,100,000	$154,593,545	2,050,000	$123,916,654
Shares redeemed	(750,000)	(54,983,004)	(3,150,000)	(192,512,314)

Net increase (decrease)	1,350,000	$99,610,541	(1,100,000)	$(68,595,660)

U.S. Oil Equipment & Services
Shares sold	3,150,000	$117,509,000	2,000,000	$67,520,267
Shares redeemed	(350,000)	(12,407,356)	(1,650,000)	(58,183,019)

Net increase	2,800,000	$105,101,644	350,000	$9,337,248

U.S. Pharmaceuticals
Shares sold	450,000	$75,100,055	350,000	$53,604,327
Shares redeemed	(350,000)	(54,454,004)	(2,450,000)	(381,797,446)

Net increase (decrease)	100,000	$20,646,051	(2,100,000)	$(328,193,119)

U.S. Real Estate
Shares sold	126,150,000	$9,963,892,478	243,850,000	$19,301,889,850
Shares redeemed	(118,950,000)	(9,355,963,288)	(254,900,000)	(20,150,926,857)

Net increase (decrease)	7,200,000	$607,929,190	(11,050,000)	$(849,037,007)

N O T E S T O F I N A N C I A L S T A T E M E N T S	83

Notes to Financial Statements  (unaudited)  (continued)

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

U.S. Regional Banks
Shares sold	2,400,000	$121,963,237	5,450,000	$270,172,792
Shares redeemed	(3,150,000)	(161,548,322)	(4,250,000)	(191,764,827)

Net increase (decrease)	(750,000)	$(39,585,085)	1,200,000	$78,407,965

U.S. Telecommunications
Shares sold	20,950,000	$592,912,675	16,250,000	$503,989,686
Shares redeemed	(13,300,000)	(377,773,825)	(20,600,000)	(641,603,884)

Net increase (decrease)	7,650,000	$215,138,850	(4,350,000)	$(137,614,198)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

84	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract

I. iShares U.S. Aerospace & Defense ETF, iShares U.S. Healthcare Providers ETF, iShares U.S. Home Construction ETF, iShares U.S. Medical Devices ETF and iShares U.S. Pharmaceuticals ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	85

Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

II. iShares U.S. Broker-Dealers & Securities Exchanges ETF, iShares U.S. Insurance ETF, iShares U.S. Oil & Gas Exploration & Production ETF, iShares U.S. Oil Equipment & Services ETF, iShares U.S. Real Estate ETF and iShares U.S. Regional Banks ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

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Board Review and Approval of Investment Advisory Contract  (continued)

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares U.S. Infrastructure ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory

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Board Review and Approval of Investment Advisory Contract  (continued)

Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

Because the Fund had not commenced operations as of December 31, 2017, the Board did not review any performance information for the Fund.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability of the iShares complex to BlackRock, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the iShares funds’ operations for the last calendar year. The Board did not consider the profitability of the Fund to BFA and its affiliates since the Fund had not commenced operations as of December 31, 2017. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board noted that the 15(c) Committee had focused on the methodology and profitability presentation during its meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the iShares funds. The Board noted that it expects to receive profitability information from BFA on at least an annual basis following the Fund’s launch and thus be in a position to evaluate whether any new or additional breakpoints or other adjustments in Fund fees would be appropriate.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)

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Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that a breakpoint structure for the Fund may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - Except as noted below, the Board did not consider the “fallout” benefits or ancillary revenue to be received by BFA and/or its affiliates in connection with the services to be provided to the Fund by BFA, since the Fund has not commenced operations as of December 31, 2017. The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to other iShares funds by BFA, such as payment of revenue to BTC, the securities lending agent to the iShares funds, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the iShares funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the iShares funds. The Board further noted that any portfolio transactions on behalf of the iShares funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

IV. iShares U.S. Telecommunications ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) ( the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based

90	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	91

Board Review and Approval of Investment Advisory Contract  (continued)

the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

92	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
U.S. Real Estate	$1.516880	$—	$0.039749	$1.556629	97%	—%	3%	100%

S U P P L E M E N T A L I N F O R M A T I O N	93

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

94	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

G L O S S A R Y O F T E R M S U S E D I N T H I S R E P O R T	95

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by ICE Data Indices, LLC or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.
©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Mortgage Real Estate ETF | REM | Cboe BZX

▶	iShares Residential Real Estate ETF | REZ | NYSE Arca

Fund Summary as of September 30, 2018	iShares® Mortgage Real Estate ETF

Investment Objective

The iShares Mortgage Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. real estate investment trusts (REITs) that hold U.S. residential and commercial mortgages, as represented by the FTSE Nareit All Mortgage Capped Index (formerly known as FTSE NAREIT All Mortgage Capped Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.53%	2.81%	9.62%	6.46%	2.81%	58.32%	86.94%
Fund Market	7.61	2.83	9.64	6.51	2.83	58.41	87.85
Index	7.86	3.35	10.16	9.41	3.35	62.25	145.90

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,075.30	$2.50		$1,000.00	$1,022.70	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Mortgage REITs	97.9%
Diversified REITs	1.4
Specialized REITs	0.7

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Annaly Capital Management Inc.	17.8%
AGNC Investment Corp.	12.1
New Residential Investment Corp.	8.2
Starwood Property Trust Inc.	7.6
Blackstone Mortgage Trust Inc., Class A	4.5
Apollo Commercial Real Estate Finance Inc.	4.4
Chimera Investment Corp.	4.4
Two Harbors Investment Corp.	4.4
MFA Financial Inc.	4.4
Invesco Mortgage Capital Inc.	3.4

(a)	Excludes money market funds.

FUND SUMMARY	5

Fund Summary as of September 30, 2018	iShares® Residential Real Estate ETF

Investment Objective

The iShares Residential Real Estate ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. residential, healthcare and self-storage real estate equities, as represented by the FTSE Nareit All Residential Capped Index (formerly known as FTSE NAREIT All Residential Capped Index) (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns
	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	11.14%	2.59%	9.80%	8.21%	2.59%	59.62%	120.11%
Fund Market	11.12	2.59	9.80	8.21	2.59	59.57	120.09
Index	11.42	3.11	10.18	8.40	3.11	62.41	124.00

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 7 for more information.

Expense Example

Actual				Hypothetical 5% Return
Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,111.40	$2.54		$1,000.00	$1,022.70	$2.43		0.48%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 7 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Residential REITs	49.0%
Health Care REITs	33.4
Specialized REITs	17.6

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Public Storage	9.8%
AvalonBay Communities Inc.	8.2
Welltower Inc.	7.8
Equity Residential	7.8
Ventas Inc.	6.3
Essex Property Trust Inc.	5.3
HCP Inc.	4.5
Mid-America Apartment Communities Inc.	4.1
UDR Inc.	3.9
Extra Space Storage Inc.	3.8

(a)	Excludes money market funds.

6	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

ABOUT FUND PERFORMANCE/SHAREHOLDER EXPENSES	7

Schedule of Investments (unaudited) September 30, 2018	iShares® Mortgage Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Diversified REITs — 1.4%
iStar Inc.(a)	1,489,285	$16,635,313

Mortgage REITs — 96.3%
AG Mortgage Investment Trust Inc.(a)	665,387	12,096,736
AGNC Investment Corp.(a)	7,786,156	145,056,086
Annaly Capital Management Inc.(a)	20,774,686	212,525,039
Anworth Mortgage Asset Corp.(a)	2,308,176	10,686,855
Apollo Commercial Real Estate Finance Inc.(a)	2,820,087	53,215,042
Arbor Realty Trust Inc.(a)	1,094,352	12,563,161
Ares Commercial Real Estate Corp.(a)	637,005	8,898,960
ARMOUR Residential REIT Inc.(a)	951,875	21,369,594
Blackstone Mortgage Trust Inc., Class A(a)	1,605,953	53,815,485
Capstead Mortgage Corp.(a)	2,105,738	16,656,387
Cherry Hill Mortgage Investment Corp.(a)	378,149	6,844,497
Chimera Investment Corp.(a)	2,909,047	52,741,022
Dynex Capital Inc.(a)	1,327,880	8,471,874
Ellington Residential Mortgage REIT	245,337	2,769,855
Exantas Capital Corp.	723,914	7,948,576
Granite Point Mortgage Trust Inc.(a)	981,856	18,930,184
Great Ajax Corp.	386,970	5,266,662
Hannon Armstrong Sustainable Infrastructure Capital Inc.(a)	1,181,158	25,359,462
Invesco Mortgage Capital Inc.(a)	2,567,717	40,621,283
KKR Real Estate Finance Trust Inc.	415,428	8,379,183
Ladder Capital Corp.	1,987,321	33,665,218
MFA Financial Inc.(a)	7,086,279	52,084,151
New Residential Investment Corp.	5,508,965	98,169,756
New York Mortgage Trust Inc.(a)	3,179,778	19,333,050
Orchid Island Capital Inc.(a)	1,245,011	9,026,330
PennyMac Mortgage Investment Trust(a)(b)	1,369,402	27,716,696
Ready Capital Corp.	422,135	7,028,548
Redwood Trust Inc.(a)	1,879,495	30,522,999

Security	Shares	Value

Mortgage REITs (continued)
Starwood Property Trust Inc.(a)	4,244,629	$91,344,416
TPG RE Finance Trust Inc.	808,042	16,177,001
Two Harbors Investment Corp.	3,509,265	52,393,326
Western Asset Mortgage Capital Corp.(a)	959,824	9,617,436

		1,171,294,870
Specialized REITs — 0.7%
Jernigan Capital Inc.(a)	427,474	8,245,974

Total Common Stocks — 98.4% (Cost: $1,150,413,529)		1,196,176,157

Short-Term Investments

Money Market Funds — 14.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(b)(c)(d)	149,088,374	149,133,100
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(c)	29,105,430	29,105,430

		178,238,530

Total Short-Term Investments — 14.7% (Cost: $178,209,375)		178,238,530

Total Investments in Securities — 113.1% (Cost: $1,328,622,904)		1,374,414,687

Other Assets, Less Liabilities — (13.1)%		(158,788,876)

Net Assets — 100.0%		$1,215,625,811

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Shares Purchased		Shares Sold		Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	169,437,391	—		(20,349,017	)(b)	149,088,374	$149,133,100	$257,122	(c)	$1,564		$39,890
BlackRock Cash Funds: Treasury, SL Agency Shares	292,744	28,812,686	(b)	—		29,105,430	29,105,430	21,105		—		—
PennyMac Mortgage Investment Trust	1,176,281	369,576		(176,455)		1,369,402	27,716,696	1,119,681		50,723		2,644,562

							$205,955,226	$1,397,908		$52,287		$2,684,452

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Net of purchases and sales.
(c)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

8	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Mortgage Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	462	12/21/18	$14,692	$58,712

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Assets — Derivative Financial Instruments
Futures contracts
Net unrealized appreciation(a)	$58,712

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$(88,371)

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$51,377

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$19,239,820

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,196,176,157	$—	$—	$1,196,176,157
Money Market Funds	178,238,530	—	—	178,238,530

	$1,374,414,687	$—	$—	$1,374,414,687

Derivative financial instruments(a)
Assets
Futures Contracts	$58,712	$—	$—	$58,712

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (unaudited) September 30, 2018	iShares® Residential Real Estate ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Health Care REITs — 33.3%
CareTrust REIT Inc.(a)	93,671	$1,658,913
Community Healthcare Trust Inc.	20,682	640,728
Global Medical REIT Inc.	22,079	207,984
HCP Inc.	555,602	14,623,445
Healthcare Realty Trust Inc.(a)	145,375	4,253,672
Healthcare Trust of America Inc., Class A	243,520	6,494,678
LTC Properties Inc.	46,106	2,033,736
MedEquities Realty Trust Inc.	34,373	334,106
Medical Properties Trust Inc.(a)	428,442	6,388,070
National Health Investors Inc.(a)	48,017	3,629,605
New Senior Investment Group Inc.	87,435	515,866
Omega Healthcare Investors Inc.(a)	231,341	7,581,045
Physicians Realty Trust	214,165	3,610,822
Sabra Health Care REIT Inc.(a)	208,873	4,829,144
Senior Housing Properties Trust	277,712	4,876,623
Universal Health Realty Income Trust	15,023	1,117,861
Ventas Inc.	378,255	20,569,507
Welltower Inc.	395,549	25,441,712

		108,807,517
Residential REITs — 48.7%
American Campus Communities Inc.	160,833	6,619,887
American Homes 4 Rent, Class A	305,282	6,682,623
Apartment Investment & Management Co., Class A	184,358	8,135,719
AvalonBay Communities Inc.(a)	146,698	26,574,343
Bluerock Residential Growth REIT Inc.(a)	28,527	279,565
Camden Property Trust(a)	104,841	9,809,972
Clipper Realty Inc.	17,819	241,091
Equity LifeStyle Properties Inc.(a)	99,953	9,640,467
Equity Residential(a)	381,355	25,268,582
Essex Property Trust Inc.	69,842	17,230,720
Front Yard Residential Corp.	57,817	627,315
Independence Realty Trust Inc.	102,174	1,075,892
Investors Real Estate Trust	141,786	847,880
Invitation Homes Inc.(a)	352,731	8,081,067
Mid-America Apartment Communities Inc.	133,945	13,418,610
NexPoint Residential Trust Inc.	19,452	645,807

Security	Shares	Value

Residential REITs (continued)
Preferred Apartment Communities Inc., Class A	46,811	$822,937
Sun Communities Inc.	98,282	9,979,554
UDR Inc.	313,427	12,671,854
UMH Properties Inc.	38,905	608,474

		159,262,359
Specialized REITs — 17.6%
CubeSmart(a)	218,894	6,245,046
Extra Space Storage Inc.(a)	144,100	12,484,824
Life Storage Inc.	54,112	5,149,298
National Storage Affiliates Trust	66,353	1,688,020
Public Storage	157,732	31,803,503

		57,370,691

Total Common Stocks — 99.6% (Cost: $327,248,213)		325,440,567

Short-Term Investments

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(b)(c)(d)	11,735,897	11,739,417
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(c)	3,449,286	3,449,286

		15,188,703

Total Short-Term Investments — 4.6% (Cost: $15,187,755)		15,188,703

Total Investments in Securities — 104.2% (Cost: $342,435,968)		340,629,270

Other Assets, Less Liabilities — (4.2)%		(13,798,613)

Net Assets — 100.0%		$326,830,657

(a)	All or a portion of this security is on loan.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.
(d)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	11,657,309	78,588	11,735,897	$11,739,417	$21,204	(b)	$1,230		$948
BlackRock Cash Funds: Treasury, SL Agency Shares	642,665	2,806,621	3,449,286	3,449,286	5,188		—		—

				$15,188,703	$26,392		$1,230		$948

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

10	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Residential Real Estate ETF

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
DJ U.S. Real Estate	41	12/21/18	$1,304	$(4,561)

Derivative Financial Instruments Categorized by Risk Exposure

As of September 30, 2018, the fair values of derivative financial instruments located in the Statement of Assets and Liabilities were as follows:

Equity Contracts
Liabilities — Derivative Financial Instruments
Futures contracts
Net unrealized depreciation(a)	$4,561

(a)

Represents cumulative appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported separately within the Statement of Assets and Liabilities.

For the six months ended September 30, 2018, the effect of derivative financial instruments in the Statement of Operations was as follows:

Equity Contracts
Net Realized Gain (Loss) from:
Futures contracts	$28,783

Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	$(8,045)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$1,501,353

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$325,440,567	$—	$—	$325,440,567
Money Market Funds	15,188,703	—	—	15,188,703

	$340,629,270	$—	$—	$340,629,270

Derivative financial instruments(a)
Liabilities
Futures Contracts	$(4,561)	$—	$—	$(4,561)

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

See notes to financial statements.

SCHEDULE OF INVESTMENTS	11

Statements of Assets and Liabilities  (unaudited)

September 30, 2018

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$1,168,459,461	$325,440,567
Affiliated(c)	205,955,226	15,188,703
Cash	—	10,000
Cash pledged:
Futures contracts	467,000	32,000
Receivables:
Investments sold	30,903	—
Securities lending income — Affiliated	41,869	2,011
Variation margin on futures contracts	166,321	14,733
Dividends	19,163,051	1,343,240

Total assets	1,394,283,831	342,031,254

LIABILITIES
Collateral on securities loaned, at value	149,127,521	11,732,079
Payables:
Investments purchased	608,925	325,096
Capital shares redeemed	48,278	—
Income distributions	28,393,326	3,012,105
Investment advisory fees	479,970	131,317

Total liabilities	178,658,020	15,200,597

NET ASSETS	$1,215,625,811	$326,830,657

NET ASSETS CONSIST OF:
Paid-in capital	$1,360,579,031	$337,796,041
Distributions in excess of net investment income	(18,051,383)	(1,553,994)
Accumulated net realized loss	(172,752,332)	(7,600,131)
Net unrealized appreciation (depreciation)	45,850,495	(1,811,259)

NET ASSETS	$1,215,625,811	$326,830,657

Shares outstanding	27,900,000	5,200,000

Net asset value	$43.57	$62.85

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$146,064,597	$11,592,415
(b) Investments, at cost — Unaffiliated	$1,126,705,148	$327,248,213
(c) Investments, at cost — Affiliated	$201,917,756	$15,187,755

See notes to financial statements.

12	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations  (unaudited)

Six Months Ended September 30, 2018

	iShares Mortgage Real Estate ETF	iShares Residential Real Estate ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$38,237,761	$4,861,200
Dividends — Affiliated	1,140,786	5,188
Interest — Unaffiliated	1,724	87
Securities lending income — Affiliated — net	257,122	21,204

Total investment income	39,637,393	4,887,679

EXPENSES
Investment advisory fees	2,661,523	719,548

Total expenses	2,661,523	719,548

Net investment income	36,975,870	4,168,131

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(18,977,432)	(398,696)
Investments — Affiliated	(5,844)	1,230
In-kind redemptions — Unaffiliated	1,282,296	1,727,213
In-kind redemptions — Affiliated	58,131	—
Futures contracts	(88,371)	28,783

Net realized gain (loss)	(17,731,220)	1,358,530

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	54,620,658	23,870,842
Investments — Affiliated	2,684,452	948
Futures contracts	51,377	(8,045)

Net change in unrealized appreciation (depreciation)	57,356,487	23,863,745

Net realized and unrealized gain	39,625,267	25,222,275

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$76,601,137	$29,390,406

See notes to financial statements.

FINANCIAL STATEMENTS	13

Statements of Changes in Net Assets

	iShares Mortgage Real Estate ETF		iShares Residential Real Estate ETF

	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$36,975,870	$72,353,430	$4,168,131	$9,844,902
Net realized gain (loss)	(17,731,220)	28,478,444	1,358,530	9,142,412
Net change in unrealized appreciation (depreciation)	57,356,487	(59,220,845)	23,863,745	(38,082,625)

Net increase (decrease) in net assets resulting from operations	76,601,137	41,611,029	29,390,406	(19,095,311)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(55,027,253)	(94,617,547)	(5,722,125)	(13,004,642)
Return of capital	—	(21,874,760)	—	—

Decrease in net assets resulting from distributions to shareholders	(55,027,253)	(116,492,307)	(5,722,125)	(13,004,642)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	189,517,927	(167,467,621)	17,999,518	(58,423,937)

NET ASSETS
Total increase (decrease) in net assets	211,091,811	(242,348,899)	41,667,799	(90,523,890)
Beginning of period	1,004,534,000	1,246,882,899	285,162,858	375,686,748

End of period	$1,215,625,811	$1,004,534,000	$326,830,657	$285,162,858

Distributions in excess of net investment income included in net assets at end of period	$(18,051,383)	$—	$(1,553,994)	$—

See notes to financial statements.

14	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

(For a share outstanding throughout each period)

	iShares Mortgage Real Estate ETF

	Six Months Ended 09/30/18 (unaudited	)	Year Ended 03/31/18	Year Ended 03/31/17 (a)	Period From 05/01/15 to 03/31/16	(a)(b)	Year Ended 04/30/15 (a)	Year Ended 04/30/14 (a)	Year Ended 04/30/13 (a)

Net asset value, beginning of period	$42.48		$45.34	$38.68	$46.46		$49.85	$62.99	$55.99

Net investment income(c)	1.47		2.66	3.50	3.52		3.72	5.84	6.48
Net realized and unrealized gain (loss)(d)	1.69		(1.18)	7.34	(6.82)		(1.11)	(11.26)	7.48

Net increase (decrease) from investment operations	3.16		1.48	10.84	(3.30)		2.61	(5.42)	13.96

Distributions
From net investment income	(2.07)		(3.53)	(3.53)	(3.56)		(4.76)	(5.84)	(6.96)
Return of capital	—		(0.81)	(0.65)	(0.92)		(1.24)	(1.88)	—

Total distributions	(2.07)		(4.34)	(4.18)	(4.48)		(6.00)	(7.72)	(6.96)

Net asset value, end of period	$43.57		$42.48	$45.34	$38.68		$46.46	$49.85	$62.99

Total Return
Based on net asset value	7.53	%(e)	3.10%	29.32%	(7.09	)%(e)	5.42%	(7.41)%	26.63%

Ratios to Average Net Assets
Total expenses	0.48	%(f)	0.48%	0.48%	0.48	%(f)	0.48%	0.48%	0.48%

Net investment income	6.67	%(f)	5.82%	8.30%	9.31	%(f)	7.59%	11.74%	10.96%

Supplemental Data
Net assets, end of period (000)	$1,215,626		$1,004,534	$1,246,883	$762,513		$1,216,004	$1,215,659	$1,270,072

Portfolio turnover rate(g)	13	%(e)	31%	34%	18	%(e)	42%	35%	44%

(a)	Per share amounts reflect a one-for-four reverse stock split effective after the close of trading on November 4, 2016.
(b)	The Fund’s fiscal year-end changed from April 30 to March 31.
(c)	Based on average shares outstanding.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	15

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares Residential Real Estate ETF

	Six Months Ended 09/30/18 (unaudited	)	Year Ended 03/31/18	Year Ended 03/31/17	Period From 05/01/15 to 03/31/16	(a)	Year Ended 04/30/15	Year Ended 04/30/14	Year Ended 04/30/13

Net asset value, beginning of period	$57.61		$63.14	$65.99	$59.10		$52.26	$54.68	$47.52

Net investment income(b)	0.86		1.64	1.51	1.66		1.47	1.36	1.20
Net realized and unrealized gain (loss)(c)	5.54		(4.94)	(1.38)	7.76		7.25	(1.97)	7.49

Net increase (decrease) from investment operations	6.40		(3.30)	0.13	9.42		8.72	(0.61)	8.69

Distributions
From net investment income	(1.16)		(2.23)	(2.56)	(2.09)		(1.88)	(1.81)	(1.53)
From net realized gain	—		—	(0.42)	(0.44)		—	—	—

Total distributions	(1.16)		(2.23)	(2.98)	(2.53)		(1.88)	(1.81)	(1.53)

Net asset value, end of period	$62.85		$57.61	$63.14	$65.99		$59.10	$52.26	$54.68

Total Return
Based on net asset value	11.14	%(d)	(5.41)%	0.31%	16.35	%(d)	16.93%	(0.78)%	18.77%

Ratios to Average Net Assets
Total expenses	0.48	%(e)	0.48%	0.48%	0.48	%(e)	0.48%	0.48%	0.48%

Net investment income	2.78	%(e)	2.61%	2.37%	3.01	%(e)	2.55%	2.74%	2.44%

Supplemental Data
Net assets, end of period (000)	$326,831		$285,163	$375,687	$399,220		$304,350	$261,296	$355,427

Portfolio turnover rate(f)	5	%(d)	19%	15%	17	%(d)	21%	17%	14%

(a)	The Fund’s fiscal year-end changed from April 30 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

16	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Mortgage Real Estate	Non-diversified
Residential Real Estate	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).
•	Futures contract notional values are determined based on that day’s last reported settlement price on the exchange where the contract is traded.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach.

NOTES TO FINANCIAL STATEMENTS	17

Notes to Financial Statements  (unaudited) (continued)

Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

18	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Mortgage Real Estate
Barclays Bank PLC	$8,217,535	$8,217,535		$—	$—
Barclays Capital Inc.	348,315	348,315		—	—
BNP Paribas New York Branch	6,303,188	6,303,188		—	—
BNP Paribas Prime Brokerage International Ltd.	10,669,616	10,669,616		—	—
Citigroup Global Markets Inc.	15,139,071	15,139,071		—	—
Credit Suisse Securities (USA) LLC	20,485,183	20,485,183		—	—
Deutsche Bank Securities Inc.	5,174,527	5,174,527		—	—
Goldman Sachs & Co.	39,317,701	39,317,701		—	—
Jefferies LLC	1,710,044	1,710,044		—	—
JPMorgan Securities LLC	2,647,098	2,647,098		—	—
Merrill Lynch, Pierce, Fenner & Smith	10,298,605	10,298,605		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	18,091,696	18,091,696		—	—
National Financial Services LLC	4,292,350	4,292,350		—	—
Nomura Securities International Inc.	1,168,053	1,168,053		—	—
Scotia Capital (USA) Inc.	9,744	9,744		—	—
SG Americas Securities LLC	11,368	11,368		—	—
State Street Bank & Trust Company	1,590,186	1,590,186		—	—
UBS Securities LLC	590,317	590,317		—	—

	$146,064,597	$146,064,597		$—	$—

Residential Real Estate
BNP Paribas Prime Brokerage International Ltd.	$26,249	$26,249		$—	$—
Citigroup Global Markets Inc.	2,099,487	2,099,487		—	—
Goldman Sachs & Co.	525,987	525,987		—	—
JPMorgan Securities LLC	247,428	247,428		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	7,296,984	7,296,984		—	—
National Financial Services LLC	492,103	492,103		—	—
State Street Bank & Trust Company	904,177	900,047		—	(4,130	)(b)

	$11,592,415	$11,588,285		$—	$(4,130)

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	DERIVATIVE FINANCIAL INSTRUMENTS

Futures Contracts: Each Fund’s use of futures contracts is generally limited to cash equitization. This involves the use of available cash to invest in index futures contracts in order to gain exposure to the equity markets represented in or by the Fund’s underlying index and is intended to allow the Fund to better track its underlying index. Futures contracts are standardized, exchange-traded agreements to buy or sell a specific quantity of an underlying instrument at a set price on a future date. Depending on the terms of a contract, a futures contract is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date.

Upon entering into a futures contract, a fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Securities deposited as initial margin, if any, are designated in the schedule of investments and cash deposited, if any, is shown as cash pledged for futures contracts in the statement of assets and liabilities.

Pursuant to the contract, a fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation or depreciation and, if any, shown as variation margin receivable or payable on futures contracts in the statement of assets and liabilities. When the contract is closed, a realized gain or loss is recorded in the statement of operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. Losses may arise if the notional value of a futures contract decreases

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements  (unaudited) (continued)

due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

6.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.48%, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund.

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Mortgage Real Estate	$124,396
Residential Real Estate	10,442

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$17,680,064	$15,964,423
Residential Real Estate	2,157,028	1,780,281

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

20	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements  (unaudited) (continued)

7.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Mortgage Real Estate	$155,000,066	$139,150,551
Residential Real Estate	14,947,662	14,267,525

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Mortgage Real Estate	$200,315,680	$17,001,364
Residential Real Estate	44,883,977	27,066,495

8.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Mortgage Real Estate	$72,703,263	$204,938	$72,908,201
Residential Real Estate	1,950,590	—	1,950,590

(a)	Must be utilized prior to losses subject to expiration.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Mortgage Real Estate	$1,410,728,480	$96,273,164	$(132,528,245)	$(36,255,081)
Residential Real Estate	349,440,555	17,260,932	(26,076,778)	(8,815,846)

9.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements  (unaudited) (continued)

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

10.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18
iShares ETF	Shares	Amount	Shares	Amount
Mortgage Real Estate
Shares sold	4,650,000	$207,062,715	5,850,000	$268,586,166
Shares redeemed	(400,000)	(17,544,788)	(9,700,000)	(436,053,787)

Net increase (decrease)	4,250,000	$189,517,927	(3,850,000)	$(167,467,621)

Residential Real Estate
Shares sold	700,000	$45,293,357	1,100,000	$70,011,909
Shares redeemed	(450,000)	(27,293,839)	(2,100,000)	(128,435,846)

Net increase (decrease)	250,000	$17,999,518	(1,000,000)	$(58,423,937)

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

11.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

12.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

22	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory Contract

I. iShares Mortgage Real Estate ETF and iShares Residential Real Estate ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds - The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA - Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates - The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	23

Board Review and Approval of Investment Advisory Contract  (continued)

from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale - The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds did not provide for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds increase. However, the Board noted that a breakpoint structure for the Funds may be appropriate should material economies of scale exist in the future that are not otherwise shared, and that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates - The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates - The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion - Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

24	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Mortgage Real Estate	$2.030145	$—	$0.044173	$2.074318	98%	—%	2%		100%
Residential Real Estate	1.154974	—	0.000877	1.155851	100	—	0	(a)	100

(a)	Rounds to less than 1%.

SUPPLEMENTAL INFORMATION	25

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

26	2018 ISHARES SEMI-ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by FTSE International Limited, nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

SEPTEMBER 30, 2018

2018 SEMI-ANNUAL REPORT (UNAUDITED)

iShares Trust

▶	iShares Nasdaq Biotechnology ETF | IBB | NASDAQ

▶	iShares North American Natural Resources ETF | IGE | Cboe BZX

▶	iShares North American Tech ETF | IGM | NYSE Arca

▶	iShares North American Tech-Multimedia Networking ETF | IGN | NYSE Arca

▶	iShares North American Tech-Software ETF | IGV | Cboe BZX

▶	iShares PHLX Semiconductor ETF | SOXX | NASDAQ

Fund Summary as of September 30, 2018	iShares® Nasdaq Biotechnology ETF

Investment Objective

The iShares Nasdaq Biotechnology ETF (the “Fund”) seeks to track the investment results of an index composed of biotechnology and pharmaceutical equities listed on the NASDAQ, as represented by the NASDAQ Biotechnology Index® (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	14.45%	9.98%	11.98%	16.50%	9.98%	76.09%	360.39%
Fund Market	14.42	10.00	11.97	16.52	10.00	76.00	361.14
Index	14.62	10.34	12.29	16.80	10.34	78.50	372.59

Index performance through April 2, 2014 reflects the performance of the NASDAQ Biotechnology Index (price return). Index performance beginning on April 3, 2014 reflects the performance of the NASDAQ Biotechnology Index (total return).

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,144.50	$2.47		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Biotechnology	79.4%
Pharmaceuticals	10.5
Life Sciences Tools & Services	9.3
Other (each representing less than 1%)	0.8

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Amgen Inc.	8.3%
Gilead Sciences Inc.	8.2
Biogen Inc.	8.0
Celgene Corp.	7.3
Illumina Inc.	6.2
Vertex Pharmaceuticals Inc.	4.2
Regeneron Pharmaceuticals Inc.	4.0
Alexion Pharmaceuticals Inc.	3.7
Mylan NV	2.3
BioMarin Pharmaceutical Inc.	2.1

F U N D S U M M A R Y	5

Fund Summary as of September 30, 2018	iShares® North American Natural Resources ETF

Investment Objective

The iShares North American Natural Resources ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the natural resources sector, as represented by the S&P North American Natural Resources Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	9.47%	8.65%	(0.83)%	1.73%	8.65%	(4.07)%	18.73%
Fund Market	9.40	8.65	(0.84)	1.72	8.65	(4.15)	18.56
Index	9.76	9.25	(0.35)	2.22	9.25	(1.73)	24.52

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,094.70	$2.42		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Oil, Gas & Consumable Fuels	73.4%
Energy Equipment & Services	11.4
Metals & Mining	6.9
Containers & Packaging	6.0
Construction Materials	1.7
Paper & Forest Products	0.6

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Chevron Corp.	7.7%
Exxon Mobil Corp.	7.6
ConocoPhillips	4.7
Schlumberger Ltd.	4.4
EOG Resources Inc.	3.9
Suncor Energy Inc.	3.3
Occidental Petroleum Corp.	3.3
Enbridge Inc.	2.9
Valero Energy Corp.	2.5
Phillips 66	2.5

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Fund Summary as of September 30, 2018	iShares® North American Tech ETF

Investment Objective

The iShares North American Tech ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the technology sector, as represented by the S&P North American Technology Sector IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Special Note: Effective on or around December 24, 2018, the Fund will change its name from iShares North American Tech ETF to iShares Expanded Tech Sector ETF. The investment objective of the Fund will change to track the investment results of a new underlying index, the S&P North American Expanded Technology Sector Index, and will cease to track the S&P North American Technology Sector Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	17.04%	35.61%	22.26%	17.31%	35.61%	173.20%	393.72%
Fund Market	17.14	35.68	22.27	17.34	35.68	173.24	394.97
Index	17.33	36.28	22.84	17.86	36.28	179.71	417.17

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,170.40	$2.50		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Interactive Media & Services	14.5%
Systems Software	12.6
Data Processing & Outsourced Services	12.5
Semiconductors	12.4
Internet & Direct Marketing Retail	10.9
Technology Hardware, Storage & Peripherals	10.1
Application Software	8.4
IT Consulting & Other Services	5.1
Communications Equipment	4.4
Movies & Entertainment	2.1
Interactive Home Entertainment	1.5
Semiconductor Equipment	1.4
Electronic Components	1.0
Internet Services & Infrastructure	1.0
Other (each representing less than 1%)	2.1

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Microsoft Corp.	8.5%
Amazon. com Inc.	8.5
Apple Inc.	8.4
Facebook Inc., Class A	5.1
Alphabet Inc., Class C	4.3
Alphabet Inc., Class A	4.3
Visa Inc., Class A	3.4
Cisco Systems Inc.	2.9
Intel Corp.	2.8
Mastercard Inc., Class A	2.6

F U N D S U M M A R Y	7

Fund Summary as of September 30, 2018	iShares® North American Tech-Multimedia Networking ETF

Investment Objective

The iShares North American Tech-Multimedia Networking ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the multimedia and networking technology sectors, as represented by the S&P North American Technology Multimedia Networking IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	7.44%	20.26%	13.47%	9.84%	20.26%	88.12%	155.59%
Fund Market	7.52	20.31	13.49	9.74	20.31	88.28	153.22
Index	7.55	20.48	13.87	10.21	20.48	91.46	164.37

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,074.40	$2.39		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Communications Equipment	100.0%

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
F5 Networks Inc.	8.8%
Motorola Solutions Inc.	8.8
Cisco Systems Inc.	8.7
Arista Networks Inc.	8.4
Palo Alto Networks Inc.	8.1
Juniper Networks Inc.	4.8
Ciena Corp.	4.5
ViaSat Inc.	4.5
Lumentum Holdings Inc.	4.5
CommScope Holding Co. Inc.	4.5

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Fund Summary as of September 30, 2018	iShares® North American Tech-Software ETF

Investment Objective

The iShares North American Tech-Software ETF (the “Fund”) seeks to track the investment results of an index composed of North American equities in the software sector, as represented by the S&P North American Technology Software IndexTM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Special Note: Effective on or around December 24, 2018, the Fund will change its name from iShares North American Tech-Software ETF to iShares Expanded Tech-Software Sector ETF. The investment objective of the Fund will change to track the investment results of a new underlying index, the S&P North American Expanded Technology-Software Index, and will cease to track the S&P North American Technology Software Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	20.83%	40.22%	22.28%	16.97%	40.22%	173.36%	379.43%
Fund Market	20.83	40.22	22.27	16.76	40.22	173.30	370.88
Index	21.13	40.88	22.80	17.43	40.88	179.25	398.81

Certain sectors and markets performed exceptionally well based on market conditions during the one-year period. Achieving such exceptional returns involves the risk of volatility and investors should not expect that such exceptional returns will be repeated.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,208.30	$2.55		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Software	87.0%
Entertainment	12.4
Interactive Media & Services	0.6

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Oracle Corp.	8.9%
Microsoft Corp.	8.6
salesforce. com Inc.	8.5
Adobe Systems Inc.	8.5
Activision Blizzard Inc.	6.5
Intuit Inc.	4.7
Electronic Arts Inc.	3.9
ServiceNow Inc.	3.7
Autodesk Inc.	3.6
Red Hat Inc.	2.5

F U N D S U M M A R Y	9

Fund Summary as of September 30, 2018	iShares® PHLX Semiconductor ETF

Investment Objective

The iShares PHLX Semiconductor ETF (the “Fund”) seeks to track the investment results of an index composed of U.S. equities in the semiconductor sector, as represented by the PHLX Semiconductor Sector IndexSM (the “Index”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index.

Performance

		Average Annual Total Returns			Cumulative Total Returns

	6 Months	1 Year	5 Years	10 Years	1 Year	5 Years	10 Years
Fund NAV	3.60%	18.12%	24.31%	17.79%	18.12%	196.86%	413.95%
Fund Market	3.64	18.12	24.29	17.82	18.12	196.66	415.43
Index	3.87	18.69	24.96	18.34	18.69	204.65	438.66

Index performance through October 14, 2010 reflects the performance of the S&P North American Technology-Semiconductors Index. Index performance beginning on October 15, 2010 reflects the performance of the PHLX Semiconductor Sector Index.

Past performance is no guarantee of future results. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. See “About Fund Performance” on page 11 for more information.

Expense Example

Actual				Hypothetical 5% Return

Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Beginning Account Value (04/01/18)	Ending Account Value (09/30/18)	Expenses Paid During the Period	(a)	Annualized Expense Ratio
$1,000.00	$1,036.00	$2.35		$1,000.00	$1,022.80	$2.33		0.46%

(a)

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (183 days) and divided by the number of days in the year (365 days). See “Shareholder Expenses” on page 11 for more information.

Portfolio Information

ALLOCATION BY SECTOR

Sector	Percent of Total Investments	(a)
Semiconductors	84.9%
Semiconductor Equipment	15.1

(a) Excludes money market funds.

TEN LARGEST HOLDINGS

Security	Percent of Total Investments	(a)
Broadcom Inc.	9.3%
QUALCOMM Inc.	8.6
NVIDIA Corp.	8.2
Intel Corp.	8.0
Texas Instruments Inc.	7.8
Advanced Micro Devices Inc.	5.0
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2
Analog Devices Inc.	3.8
NXP Semiconductors NV	3.8
Applied Materials Inc.	3.7

10	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

About Fund Performance

Past performance is no guarantee of future results. Current performance may be lower or higher than the performance data quoted. Performance data current to the most recent month-end is available at www.ishares.com. Performance results assume reinvestment of all dividends and capital gain distributions and do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. The investment return and principal value of shares will vary with changes in market conditions. Shares may be worth more or less than their original cost when they are redeemed or sold in the market. Performance for certain funds may reflect a waiver of a portion of investment advisory fees. Without such a waiver, performance would have been lower.

Net asset value or “NAV” is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest ask on the primary stock exchange on which shares of a fund are listed for trading, as of the time that such fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Shareholder Expenses

As a shareholder of your Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares and (2) ongoing costs, including management fees and other fund expenses. The expense example, which is based on an investment of $1,000 invested at the beginning of the period (or from the commencement of operations if less than 6 months) and held through the end of the period, is intended to help you understand your ongoing costs (in dollars and cents) of investing in your Fund and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses – The table provides information about actual account values and actual expenses. Annualized expense ratios reflect contractual and voluntary fee waivers, if any. To estimate the expenses that you paid on your account over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period.”

Hypothetical Example for Comparison Purposes – The table also provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the hypothetical examples are useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

A B O U T F U N D P E R F O R M A N C E / S H A R E H O L D E R E X P E N S E S	11

Schedule of Investments (unaudited) September 30, 2018	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Biotechnology — 79.4%
ACADIA Pharmaceuticals Inc.(a)(b)	1,456,130	$30,229,259
Acceleron Pharma Inc.(a)(b)	535,856	30,667,039
Achaogen Inc.(a)(b)	529,879	2,114,217
Achillion Pharmaceuticals Inc.(a)	1,614,308	5,940,653
Acorda Therapeutics Inc.(a)(b)	553,111	10,868,631
Adamas Pharmaceuticals Inc.(a)(b)	316,726	6,340,855
Adaptimmune Therapeutics PLC, ADR(a)(b)	773,770	10,492,321
Aduro Biotech Inc.(a)(b)	920,921	6,768,769
Agios Pharmaceuticals Inc.(a)(b)	675,521	52,096,180
Aimmune Therapeutics Inc.(a)(b)	681,170	18,582,318
Akebia Therapeutics Inc.(a)(b)	664,485	5,867,403
Alder Biopharmaceuticals Inc.(a)(b)	794,846	13,234,186
Alexion Pharmaceuticals Inc.(a)	2,595,957	360,863,983
Alkermes PLC(a)(b)	1,809,176	76,781,429
Alnylam Pharmaceuticals Inc.(a)(b)	1,172,601	102,626,040
AMAG Pharmaceuticals Inc.(a)(b)	401,554	8,031,080
Amarin Corp. PLC(a)(b)	3,396,241	55,256,841
Amgen Inc.	3,861,830	800,518,741
Amicus Therapeutics Inc.(a)(b)	2,203,122	26,635,745
AnaptysBio Inc.(a)(b)	279,987	27,934,303
Arbutus Biopharma Corp.(a)(b)	645,373	6,098,775
Ardelyx Inc.(a)(b)	722,829	3,144,306
Arena Pharmaceuticals Inc.(a)(b)	574,828	26,453,585
Array BioPharma Inc.(a)(b)	2,475,900	37,633,680
Arrowhead Pharmaceuticals Inc.(a)(b)	1,025,330	19,655,576
Ascendis Pharma A/S, ADR(a)(b)	459,982	32,594,325
Atara Biotherapeutics Inc.(a)(b)	528,170	21,839,829
Athenex Inc.(a)(b)	772,791	12,009,172
Audentes Therapeutics Inc.(a)(b)	434,824	17,214,682
Aurinia Pharmaceuticals Inc.(a)(b)	980,797	6,512,492
Axovant Sciences Ltd.(a)(b)	1,422,048	3,441,356
BeiGene Ltd., ADR(a)(b)	434,454	74,821,668
Bellicum Pharmaceuticals Inc.(a)(b)	509,380	3,137,781
BioCryst Pharmaceuticals Inc.(a)(b)	1,274,129	9,721,604
Biogen Inc.(a)	2,182,896	771,238,986
BioMarin Pharmaceutical Inc.(a)	2,068,647	200,596,700
Bluebird Bio Inc.(a)(b)	628,546	91,767,716
Blueprint Medicines Corp.(a)(b)	511,222	39,905,989
Calithera Biosciences Inc.(a)(b)	410,447	2,154,847
Calyxt Inc.(a)(b)	376,784	5,753,492
Cara Therapeutics Inc.(a)(b)	457,671	10,961,220
Celgene Corp.(a)(b)	7,828,117	700,538,190
Celldex Therapeutics Inc.(a)(b)	1,846,885	832,945
Cellectis SA, ADR(a)(b)	187,559	5,292,915
ChemoCentryx Inc.(a)(b)	586,831	7,417,544
Chimerix Inc.(a)(b)	566,333	2,203,035
China Biologic Products Holdings Inc.(a)(b)	434,081	34,726,480
Clovis Oncology Inc.(a)(b)	613,285	18,012,180
Coherus Biosciences Inc.(a)(b)	790,005	13,035,082
Concert Pharmaceuticals Inc.(a)(b)	272,748	4,047,580
Corbus Pharmaceuticals Holdings Inc.(a)(b)	666,360	5,031,018
Corvus Pharmaceuticals Inc.(a)(b)	340,109	2,918,135
CRISPR Therapeutics AG(a)(b)	554,311	24,583,693
Curis Inc.(a)	374,081	665,864
Cytokinetics Inc.(a)(b)	636,330	6,267,851
CytomX Therapeutics Inc.(a)(b)	523,756	9,689,486
DBV Technologies SA, ADR(a)(b)	311,599	6,998,514
Eagle Pharmaceuticals Inc./DE(a)(b)	175,378	12,158,957

Security	Shares	Value

Biotechnology (continued)
Editas Medicine Inc.(a)(b)	555,346	$17,671,110
Enanta Pharmaceuticals Inc.(a)(b)	225,717	19,289,775
Epizyme Inc.(a)(b)	809,601	8,581,771
Esperion Therapeutics Inc.(a)(b)	312,220	13,853,201
Exelixis Inc.(a)(b)	3,471,642	61,517,496
FibroGen Inc.(a)(b)	982,350	59,677,762
Five Prime Therapeutics Inc.(a)(b)	414,441	5,769,019
Flexion Therapeutics Inc.(a)(b)	440,491	8,241,587
G1 Therapeutics Inc.(a)(b)	389,110	20,346,562
Galapagos NV, ADR(a)(b)	102,956	11,575,343
Genomic Health Inc.(a)	417,657	29,327,875
Geron Corp.(a)(b)	2,138,906	3,764,475
Gilead Sciences Inc.	10,189,253	786,712,224
Global Blood Therapeutics Inc.(a)(b)	606,338	23,040,844
GlycoMimetics Inc.(a)(b)	501,550	7,222,320
Grifols SA, ADR(b)	1,635,605	34,952,879
Halozyme Therapeutics Inc.(a)(b)	1,680,916	30,542,244
ImmunoGen Inc.(a)(b)	1,735,862	16,438,613
Immunomedics Inc.(a)(b)	2,176,298	45,332,287
Incyte Corp.(a)(b)	2,476,191	171,055,274
Inovio Pharmaceuticals Inc.(a)(b)	1,065,793	5,925,809
Insmed Inc.(a)(b)	897,404	18,145,509
Insys Therapeutics Inc.(a)(b)	864,836	8,717,547
Intellia Therapeutics Inc.(a)(b)	503,220	14,402,156
Intercept Pharmaceuticals Inc.(a)(b)	344,382	43,516,110
Ionis Pharmaceuticals Inc.(a)(b)	1,599,024	82,477,658
Iovance Biotherapeutics Inc.(a)(b)	1,113,497	12,526,841
Ironwood Pharmaceuticals Inc.(a)(b)	1,621,233	29,927,961
Jounce Therapeutics Inc.(a)(b)	380,060	2,470,390
Karyopharm Therapeutics Inc.(a)(b)	705,469	12,014,137
Kura Oncology Inc.(a)(b)	442,352	7,741,160
Lexicon Pharmaceuticals Inc.(a)(b)	1,233,318	13,159,503
Ligand Pharmaceuticals Inc.(a)(b)	245,826	67,476,779
Loxo Oncology Inc.(a)	354,928	60,632,350
MacroGenics Inc.(a)(b)	491,999	10,548,459
MannKind Corp.(a)(b)	1,782,072	3,261,192
Mersana Therapeutics Inc.(a)(b)	269,700	2,697,000
Minerva Neurosciences Inc.(a)(b)	451,660	5,668,333
Momenta Pharmaceuticals Inc.(a)(b)	912,244	23,992,017
Myriad Genetics Inc.(a)(b)	826,110	38,001,060
NantKwest Inc.(a)(b)	922,646	3,413,790
Neurocrine Biosciences Inc.(a)(b)	1,053,825	129,567,784
NewLink Genetics Corp.(a)(b)	411,612	983,753
Novavax Inc.(a)(b)	4,456,589	8,378,387
OPKO Health Inc.(a)(b)	6,520,447	22,560,747
PDL BioPharma Inc.(a)(b)	1,708,739	4,493,984
Portola Pharmaceuticals Inc.(a)(b)	769,792	20,499,561
Progenics Pharmaceuticals Inc.(a)(b)	983,710	6,167,862
Prothena Corp. PLC(a)(b)	464,036	6,069,591
PTC Therapeutics Inc.(a)(b)	585,511	27,519,017
Puma Biotechnology Inc.(a)(b)	442,931	20,308,386
Ra Pharmaceuticals Inc.(a)(b)	376,712	6,814,720
Radius Health Inc.(a)(b)	529,729	9,429,176
Regeneron Pharmaceuticals Inc.(a)	948,534	383,245,677
REGENXBIO Inc.(a)(b)	412,528	31,145,864
Repligen Corp.(a)(b)	510,268	28,299,463
Retrophin Inc.(a)(b)	470,907	13,529,158
Rigel Pharmaceuticals Inc.(a)(b)	1,938,803	6,223,558
Sage Therapeutics Inc.(a)(b)	543,565	76,778,556
Sangamo Therapeutics Inc.(a)(b)	1,184,338	20,074,529

12	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Nasdaq Biotechnology ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Sarepta Therapeutics Inc.(a)(b)	773,949	$125,000,503
Savara Inc.(a)(b)	408,793	4,562,130
Seattle Genetics Inc.(a)(b)	1,849,669	142,646,473
Seres Therapeutics Inc.(a)(b)	475,205	3,606,806
Shire PLC, ADR	789,455	143,104,508
Spark Therapeutics Inc.(a)(b)	437,649	23,873,753
Spectrum Pharmaceuticals Inc.(a)	1,234,253	20,735,450
Syndax Pharmaceuticals Inc.(a)(b)	281,987	2,278,455
Synergy Pharmaceuticals Inc.(a)(b)	2,888,680	4,910,756
TESARO Inc.(a)(b)	639,615	24,951,381
Tocagen Inc.(a)(b)	227,626	3,548,689
Ultragenyx Pharmaceutical Inc.(a)(b)	584,545	44,624,165
uniQure NV(a)(b)	432,628	15,743,333
United Therapeutics Corp.(a)	507,441	64,891,555
Vanda Pharmaceuticals Inc.(a)	610,138	14,002,667
Veracyte Inc.(a)	459,433	4,387,585
Vertex Pharmaceuticals Inc.(a)	2,092,278	403,265,662
Vital Therapies Inc.(a)(b)	482,103	132,771
Voyager Therapeutics Inc.(a)(b)	377,828	7,148,506
Xencor Inc.(a)(b)	650,285	25,341,606

		7,645,402,192
Health Care Equipment & Supplies — 0.7%
Cerus Corp.(a)(b)	1,558,720	11,238,371
Novocure Ltd.(a)(b)	1,082,168	56,705,603

		67,943,974
Health Care Providers & Services — 0.1%
PetIQ Inc.(a)(b)	196,350	7,718,519

Health Care Technology — 0.0%
NantHealth Inc.(a)(b)	1,285,193	2,017,753

Life Sciences Tools & Services — 9.2%
Bio-Techne Corp.(b)	439,511	89,708,590
Illumina Inc.(a)	1,636,045	600,526,678
Luminex Corp.(b)	519,617	15,749,591
Medpace Holdings Inc.(a)	414,352	24,823,828
NanoString Technologies Inc.(a)(b)	346,981	6,186,671
Pacific Biosciences of California Inc.(a)(b)	1,536,915	8,314,710
PRA Health Sciences Inc.(a)	749,823	82,622,997
Syneos Health Inc.(a)(b)	1,198,751	61,795,614

		889,728,679
Pharmaceuticals — 10.5%
Aclaris Therapeutics Inc.(a)(b)	360,876	5,239,920
Aerie Pharmaceuticals Inc.(a)(b)	526,768	32,422,570
Akcea Therapeutics Inc.(a)(b)	998,483	34,966,875
Amphastar Pharmaceuticals Inc.(a)(b)	538,815	10,366,801
ANI Pharmaceuticals Inc.(a)	137,660	7,783,296
Aratana Therapeutics Inc.(a)(b)	555,294	3,242,917
Assertio Therapeutics Inc.(a)(b)	744,518	4,377,766
Avadel Pharmaceuticals PLC, ADR(a)(b)	482,278	2,117,200
Collegium Pharmaceutical Inc.(a)(b)	386,980	5,704,085
Corium International Inc.(a)(b)	422,258	4,015,674
Dermira Inc.(a)(b)	489,541	5,335,997
Dova Pharmaceuticals Inc.(a)(b)	328,512	6,888,897
Endo International PLC(a)	2,608,443	43,900,096

Security	Shares	Value

Pharmaceuticals (continued)
Endocyte Inc.(a)(b)	815,547	$14,484,115
Foamix Pharmaceuticals Ltd.(a)(b)	477,611	2,736,711
GW Pharmaceuticals PLC, ADR(a)(b)	309,837	53,521,243
Horizon Pharma PLC(a)(b)	1,940,973	38,004,251
Innoviva Inc.(a)	1,182,405	18,019,852
Intra-Cellular Therapies Inc.(a)(b)	637,277	13,828,911
Jazz Pharmaceuticals PLC(a)(b)	703,671	118,308,205
Kala Pharmaceuticals Inc.(a)(b)	286,461	2,827,370
Marinus Pharmaceuticals Inc.(a)(b)	472,052	4,720,520
Medicines Co. (The)(a)(b)	859,555	25,709,290
Mylan NV(a)	6,005,543	219,802,874
MyoKardia Inc.(a)(b)	467,281	30,466,721
Nabriva Therapeutics PLC(a)(b)	757,146	2,044,294
Nektar Therapeutics(a)(b)	2,008,988	122,467,909
Neos Therapeutics Inc.(a)(b)	347,686	1,686,277
Omeros Corp.(a)(b)	565,645	13,807,394
Pacira Pharmaceuticals Inc./DE(a)(b)	477,124	23,450,645
Paratek Pharmaceuticals Inc.(a)(b)	371,718	3,605,665
Reata Pharmaceuticals Inc., Class A(a)(b)	276,458	22,603,206
Revance Therapeutics Inc.(a)(b)	430,268	10,692,160
Sienna Biopharmaceuticals Inc.(a)(b)	244,006	3,616,169
Strongbridge Biopharma PLC(a)(b)	544,099	2,638,880
Supernus Pharmaceuticals Inc.(a)(b)	608,214	30,623,575
Teligent Inc.(a)(b)	615,072	2,429,534
Tetraphase Pharmaceuticals Inc.(a)(b)	615,719	1,699,384
TherapeuticsMD Inc.(a)(b)	2,742,183	17,988,720
Theravance Biopharma Inc.(a)(b)	641,876	20,970,089
Zogenix Inc.(a)(b)	487,218	24,166,013

		1,013,282,071

Total Common Stocks — 99.9% (Cost: $10,349,685,767)		9,626,093,188

Short-Term Investments

Money Market Funds — 11.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	1,100,684,807	1,101,015,012
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	12,568,684	12,568,684

		1,113,583,696

Total Short-Term Investments — 11.6% (Cost: $1,113,282,379)		1,113,583,696

Total Investments in Securities — 111.5% (Cost: $11,462,968,146)		10,739,676,884

Other Assets, Less Liabilities — (11.5)%		(1,105,885,074)

Net Assets — 100.0%		$9,633,791,810

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

S C H E D U L E O F I N V E S T M E N T S	13

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® Nasdaq Biotechnology ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Affiliated Issuer	Shares Held at 03/31/18	Net Activity	Shares Held at 09/30/18	Value at 09/30/18	Income		Net Realized Gain (Loss)	(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	1,158,426,318	(57,741,511)	1,100,684,807	$1,101,015,012	$5,606,919	(b)	$51,771		$321,958
BlackRock Cash Funds: Treasury, SL Agency Shares	10,935,163	1,633,521	12,568,684	12,568,684	53,505		—		—

				$1,113,583,696	$5,660,424		$51,771		$321,958

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)	Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$9,626,093,188	$—	$—	$9,626,093,188
Money Market Funds	1,113,583,696	—	—	1,113,583,696

	$10,739,676,884	$—	$—	$10,739,676,884

See notes to financial statements.

14	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) September 30, 2018	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Construction Materials — 1.7%
Eagle Materials Inc.	23,882	$2,035,702
Martin Marietta Materials Inc.	31,557	5,741,796
Summit Materials Inc., Class A(a)(b)	55,980	1,017,717
Vulcan Materials Co.	66,241	7,365,999

		16,161,214
Containers & Packaging — 6.0%
AptarGroup Inc.	31,175	3,358,795
Avery Dennison Corp.	43,790	4,744,646
Ball Corp.	172,234	7,576,574
Bemis Co. Inc.	45,465	2,209,599
Berry Global Group Inc.(a)	65,887	3,188,272
Crown Holdings Inc.(a)(b)	67,580	3,243,840
Graphic Packaging Holding Co.	155,143	2,173,553
Greif Inc., Class A, NVS	12,955	695,165
International Paper Co.	204,770	10,064,445
Owens-Illinois Inc.(a)(b)	79,469	1,493,223
Packaging Corp. of America	47,327	5,191,299
Sealed Air Corp.	79,391	3,187,549
Silgan Holdings Inc.	38,879	1,080,836
Sonoco Products Co.	49,792	2,763,456
WestRock Co.	127,763	6,827,655

		57,798,907
Energy Equipment & Services — 11.4%
Apergy Corp.(a)(b)	38,603	1,681,547
Baker Hughes a GE Co.	208,543	7,055,010
Core Laboratories NV	22,103	2,560,190
Diamond Offshore Drilling Inc.(a)(b)	32,509	650,180
Dril-Quip Inc.(a)	18,853	985,069
Ensco PLC, Class A(b)	218,513	1,844,250
Forum Energy Technologies Inc.(a)(b)	39,936	413,338
Frank’s International NV	37,146	322,427
Halliburton Co.	440,660	17,859,950
Helmerich & Payne Inc.	54,601	3,754,911
McDermott International Inc.(a)(b)	90,287	1,663,989
Nabors Industries Ltd.	163,426	1,006,704
National Oilwell Varco Inc.(b)	191,619	8,254,946
Oceaneering International Inc.	49,465	1,365,234
Oil States International Inc.(a)	30,101	999,353
Patterson-UTI Energy Inc.	109,931	1,880,919
Rowan Companies PLC, Class A(a)	63,801	1,201,373
RPC Inc.	29,123	450,824
Schlumberger Ltd.	693,180	42,228,526
Superior Energy Services Inc.(a)	77,139	751,334
TechnipFMC PLC	213,961	6,686,281
Transocean Ltd.(a)	214,737	2,995,581
U.S. Silica Holdings Inc.(b)	38,644	727,667
Weatherford International PLC(a)(b)	498,448	1,350,794

		108,690,397
Metals & Mining — 6.9%
Agnico Eagle Mines Ltd.(b)	117,373	4,014,157
Alcoa Corp.(a)(b)	93,447	3,775,259
B2Gold Corp.(a)	494,115	1,136,464
Barrick Gold Corp.(b)	584,525	6,476,537
Compass Minerals International Inc.	16,994	1,141,997
Franco-Nevada Corp.	93,240	5,832,162
Freeport-McMoRan Inc.	725,675	10,101,396
Goldcorp Inc.(b)	435,499	4,442,090
IAMGOLD Corp.(a)(b)	234,204	861,871

Security	Shares	Value

Metals & Mining (continued)
Kinross Gold Corp.(a)(b)	624,320	$1,685,664
Kirkland Lake Gold Ltd.	93,872	1,782,629
New Gold Inc.(a)(b)	290,561	230,502
Newmont Mining Corp.	267,131	8,067,356
Pan American Silver Corp.(b)	76,517	1,129,391
Royal Gold Inc.	32,737	2,522,713
Tahoe Resources Inc.(a)	158,118	441,149
Teck Resources Ltd., Class B	252,658	6,089,058
Turquoise Hill Resources Ltd.(a)(b)	491,813	1,042,644
Wheaton Precious Metals Corp.(b)	222,293	3,890,127
Yamana Gold Inc.	473,888	1,179,981

		65,843,147
Oil, Gas & Consumable Fuels — 73.4%
Anadarko Petroleum Corp.	256,452	17,287,429
Andeavor	69,505	10,669,017
Antero Resources Corp.(a)(b)	110,920	1,964,393
Apache Corp.	191,553	9,131,332
Cabot Oil & Gas Corp.	220,964	4,976,109
Callon Petroleum Co.(a)(b)	113,477	1,360,589
Cameco Corp.	197,723	2,254,042
Canadian Natural Resources Ltd.(b)	611,524	19,972,374
Carrizo Oil & Gas Inc.(a)	42,790	1,078,308
Cenovus Energy Inc.(b)	510,766	5,122,983
Centennial Resource Development Inc./DE, Class A(a)(b)	94,916	2,073,915
Cheniere Energy Inc.(a)	110,677	7,690,945
Chesapeake Energy Corp.(a)	455,837	2,046,708
Chevron Corp.	601,848	73,593,973
Cimarex Energy Co.	47,771	4,439,837
CNX Resources Corp.(a)	106,317	1,521,396
Concho Resources Inc.(a)	100,294	15,319,908
ConocoPhillips	581,988	45,045,871
Continental Resources Inc./OK(a)(b)	43,236	2,952,154
Crescent Point Energy Corp.(b)	275,633	1,750,270
CVR Energy Inc.	14,647	589,102
Delek U.S. Holdings Inc.	38,562	1,636,186
Devon Energy Corp.	254,812	10,177,191
Diamondback Energy Inc.	49,385	6,676,358
Enbridge Inc.	859,097	27,740,242
Encana Corp.(b)	478,901	6,278,392
Energen Corp.(a)	41,080	3,539,864
Enerplus Corp.(b)	122,624	1,513,180
EOG Resources Inc.	290,070	37,004,230
EQT Corp.	132,214	5,847,825
Extraction Oil & Gas Inc.(a)	58,152	656,536
Exxon Mobil Corp.	850,278	72,290,636
Gulfport Energy Corp.(a)(b)	79,184	824,305
Hess Corp.	126,073	9,024,305
HollyFrontier Corp.	81,172	5,673,923
Kinder Morgan Inc./DE	950,473	16,851,886
Kosmos Energy Ltd.(a)	117,905	1,102,412
Laredo Petroleum Inc.(a)(b)	76,749	627,039
Marathon Oil Corp.	427,765	9,958,369
Marathon Petroleum Corp.	225,460	18,030,036
Matador Resources Co.(a)	51,773	1,711,098
Murphy Oil Corp.	81,316	2,711,075
Newfield Exploration Co.(a)	99,910	2,880,405
Noble Energy Inc.	241,951	7,546,452
Oasis Petroleum Inc.(a)	133,533	1,893,498
Occidental Petroleum Corp.	382,980	31,469,467
ONEOK Inc.	205,958	13,961,893

S C H E D U L E O F I N V E S T M E N T S	15

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Natural Resources ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Parsley Energy Inc., Class A(a)	131,761	$3,854,009
PBF Energy Inc., Class A	59,913	2,990,258
PDC Energy Inc.(a)	33,154	1,623,220
Peabody Energy Corp.	41,322	1,472,716
Pembina Pipeline Corp.	253,304	8,609,803
Phillips 66	213,906	24,111,484
Pioneer Natural Resources Co.	85,338	14,865,026
QEP Resources Inc.(a)	118,798	1,344,793
Range Resources Corp.(b)	103,407	1,756,885
SemGroup Corp., Class A	32,935	726,217
SM Energy Co.	51,587	1,626,538
Southwestern Energy Co.(a)	292,705	1,495,723
SRC Energy Inc.(a)	120,904	1,074,837
Suncor Energy Inc.	815,196	31,539,933
Targa Resources Corp.	112,962	6,360,890
Tellurian Inc.(a)(b)	47,350	424,730
TransCanada Corp.	454,386	18,384,458
Valero Energy Corp.	214,045	24,347,619
Vermilion Energy Inc.	76,190	2,509,699
Whiting Petroleum Corp.(a)	45,457	2,411,039
WildHorse Resource Development Corp.(a)(b)	12,804	302,687
Williams Companies Inc. (The)	605,664	16,468,004
World Fuel Services Corp.	33,842	936,747
WPX Energy Inc.(a)(b)	197,857	3,980,883

		701,685,656
Paper & Forest Products — 0.6%
Domtar Corp.	31,442	1,640,329
KapStone Paper and Packaging Corp.	44,420	1,506,282
Louisiana-Pacific Corp.	71,315	1,889,134

Security	Shares	Value

Paper & Forest Products (continued)
Norbord Inc.	26,108	$866,003

		5,901,748

Total Common Stocks — 100.0% (Cost: $1,146,803,108)		956,081,069

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	41,467,997	41,480,437
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	5,207,914	5,207,914

		46,688,351

Total Short-Term Investments — 4.9% (Cost: $46,682,772)		46,688,351

Total Investments in Securities — 104.9% (Cost: $1,193,485,880)		1,002,769,420

Other Assets, Less Liabilities — (4.9)%		(46,891,002)

Net Assets — 100.0%		$955,878,418

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,370,764	6,097,233	41,467,997	$41,480,437	$96,352	(b)	$4,284	$6,994
BlackRock Cash Funds: Treasury, SL Agency Shares	1,117,761	4,090,153	5,207,914	5,207,914	9,529		—	—

				$46,688,351	$105,881		$4,284	$6,994

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

16	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Natural Resources ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$956,081,069	$—	$—	$956,081,069
Money Market Funds	46,688,351	—	—	46,688,351

	$1,002,769,420	$—	$—	$1,002,769,420

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	17

Schedule of Investments (unaudited) September 30, 2018	iShares® North American Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Capital Markets — 0.0%
Blucora Inc.(a)	10,525	$423,631

Communications Equipment — 4.4%
Acacia Communications Inc.(a)	6,196	256,329
Arista Networks Inc.(a)	11,271	2,996,508
ARRIS International PLC(a)	37,004	961,734
Ciena Corp.(a)(b)	31,198	974,626
Cisco Systems Inc.	996,949	48,501,569
CommScope Holding Co. Inc.(a)	41,961	1,290,720
EchoStar Corp., Class A(a)	10,621	492,496
Extreme Networks Inc.(a)	24,262	132,956
F5 Networks Inc.(a)	13,277	2,647,699
Finisar Corp.(a)	25,588	487,451
Infinera Corp.(a)	33,790	246,667
InterDigital Inc./PA	7,450	596,000
Juniper Networks Inc.	75,292	2,256,501
Lumentum Holdings Inc.(a)(b)	13,718	822,394
Motorola Solutions Inc.	35,424	4,610,079
NETGEAR Inc.(a)	6,830	429,265
NetScout Systems Inc.(a)	15,824	399,556
Oclaro Inc.(a)	36,955	330,378
Palo Alto Networks Inc.(a)	20,276	4,567,372
Plantronics Inc.	7,085	427,226
Ubiquiti Networks Inc.(b)	4,420	436,961
ViaSat Inc.(a)(b)	12,219	781,405
Viavi Solutions Inc.(a)	49,687	563,451

		75,209,343
Electronic Equipment, Instruments & Components — 3.0%
Amphenol Corp., Class A	65,568	6,164,703
Anixter International Inc.(a)	6,266	440,500
Arrow Electronics Inc.(a)	18,909	1,393,971
Avnet Inc.	25,139	1,125,473
AVX Corp.	10,481	189,182
Belden Inc.	8,888	634,692
Benchmark Electronics Inc.	9,866	230,864
CDW Corp./DE	33,043	2,938,184
Celestica Inc.(a)(b)	25,985	281,418
Cognex Corp.	37,555	2,096,320
Coherent Inc.(a)	5,305	913,468
Corning Inc.	176,829	6,242,064
Dolby Laboratories Inc., Class A	14,051	983,148
Fabrinet(a)	8,053	372,532
Fitbit Inc., Class A(a)	44,399	237,535
FLIR Systems Inc.	30,130	1,852,091
II-VI Inc.(a)	12,834	607,048
Insight Enterprises Inc.(a)	7,796	421,686
IPG Photonics Corp.(a)	7,864	1,227,334
Itron Inc.(a)	7,244	465,065
Jabil Inc.	33,463	906,178
Keysight Technologies Inc.(a)	40,917	2,711,979
Knowles Corp.(a)(b)	19,811	329,259
Littelfuse Inc.	5,476	1,083,646
Methode Electronics Inc.	7,947	287,681
National Instruments Corp.	24,531	1,185,583
Novanta Inc.(a)	6,954	475,654
OSI Systems Inc.(a)	3,586	273,648
Plexus Corp.(a)	7,036	411,676
Rogers Corp.(a)	4,016	591,637

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Sanmina Corp.(a)	14,962	$412,951
SYNNEX Corp.	6,576	556,987
TE Connectivity Ltd.	76,070	6,688,835
Tech Data Corp.(a)	8,373	599,256
Trimble Inc.(a)	54,566	2,371,438
TTM Technologies Inc.(a)(b)	19,985	317,961
Vishay Intertechnology Inc.	28,443	578,815
Zebra Technologies Corp., Class A(a)	11,720	2,072,448

		50,672,910
Entertainment — 3.7%
Activision Blizzard Inc.(b)	166,226	13,828,341
Electronic Arts Inc.(a)	66,397	8,000,175
Netflix Inc.(a)	94,968	35,530,378
Pandora Media Inc.(a)(b)	58,138	552,892
Take-Two Interactive Software Inc.(a)	24,848	3,428,775
Zynga Inc., Class A(a)	167,923	673,371

		62,013,932
Interactive Media & Services — 14.5%
Alphabet Inc., Class A(a)	59,786	72,166,485
Alphabet Inc., Class C, NVS(a)	61,583	73,497,463
Cars.com Inc.(a)	14,004	386,650
Facebook Inc., Class A(a)	525,956	86,498,724
IAC/InterActiveCorp.(a)	16,902	3,663,002
Match Group Inc.(a)(b)	11,096	642,569
Snap Inc., Class A, NVS(a)(b)	149,257	1,265,699
TripAdvisor Inc.(a)	22,331	1,140,444
TrueCar Inc.(a)	18,046	254,449
Twitter Inc.(a)	157,167	4,472,973
Yelp Inc.(a)	16,774	825,281
Zillow Group Inc., Class A(a)	10,587	467,945
Zillow Group Inc., Class C, NVS(a)(b)	25,034	1,107,755

		246,389,439
Internet & Direct Marketing Retail — 10.9%
Amazon.com Inc.(a)	71,892	143,999,676
Booking Holdings Inc.(a)	10,353	20,540,352
eBay Inc.(a)	203,059	6,705,008
Etsy Inc.(a)	26,142	1,343,176
Expedia Group Inc.	25,867	3,375,126
Groupon Inc.(a)	89,130	336,020
GrubHub Inc.(a)	19,748	2,737,468
Liberty Expedia Holdings Inc., Class A(a)	11,813	555,684
Nutrisystem Inc.	6,576	243,641
Qurate Retail Inc.(a)	97,856	2,173,382
Shutterfly Inc.(a)(b)	7,317	482,117
Shutterstock Inc.(b)	4,045	220,776
Stamps.com Inc.(a)	3,725	842,595
Wayfair Inc., Class A(a)	13,023	1,923,106

		185,478,127
IT Services — 18.5%
Accenture PLC, Class A	139,739	23,783,578
Akamai Technologies Inc.(a)	37,003	2,706,769
Alliance Data Systems Corp.(b)	10,268	2,424,891
Automatic Data Processing Inc.	95,521	14,391,194
Black Knight Inc.(a)	30,986	1,609,723
Booz Allen Hamilton Holding Corp.	30,914	1,534,262
Broadridge Financial Solutions Inc.	25,395	3,350,870
CACI International Inc., Class A(a)	5,393	993,121
Cardtronics PLC, Class A(a)	8,149	257,834
CGI Group Inc., Class A(a)(b)	54,987	3,545,562

18	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
Cognizant Technology Solutions Corp., Class A	126,449	$9,755,540
Conduent Inc.(a)	40,107	903,210
Convergys Corp	20,047	475,916
CoreLogic Inc./U.S.(a)	17,698	874,458
CSG Systems International Inc.	7,203	289,128
DXC Technology Co.	61,378	5,740,071
Endurance International Group Holdings Inc.(a)(b)	16,712	147,066
EPAM Systems Inc.(a)	11,154	1,535,906
Euronet Worldwide Inc.(a)	11,139	1,116,351
EVERTEC Inc.	12,945	311,974
ExlService Holdings Inc.(a)	7,440	492,528
Fidelity National Information Services Inc.	71,628	7,812,466
First Data Corp., Class A(a)	123,147	3,013,407
Fiserv Inc.(a)	88,397	7,282,145
FleetCor Technologies Inc.(a)	19,298	4,396,856
Gartner Inc.(a)	19,825	3,142,262
Genpact Ltd.	30,271	926,595
Global Payments Inc.	34,532	4,399,377
GoDaddy Inc., Class A(a)	36,132	3,013,047
GTT Communications Inc.(a)(b)	7,458	323,677
International Business Machines Corp.	199,063	30,100,316
Jack Henry & Associates Inc.	16,848	2,697,028
Leidos Holdings Inc.	32,852	2,272,044
LiveRamp Holdings Inc.	16,859	833,003
ManTech International Corp./VA, Class A	5,705	361,126
Mastercard Inc., Class A	198,961	44,290,708
MAXIMUS Inc.	14,087	916,500
NIC Inc.	14,872	220,106
Okta Inc.(a)	16,412	1,154,748
Paychex Inc.	69,884	5,146,957
PayPal Holdings Inc.(a)	258,144	22,675,369
Perspecta Inc.	31,198	802,413
Presidio Inc.	7,830	119,408
Sabre Corp.	54,745	1,427,750
Science Applications International Corp.	9,288	748,613
Shopify Inc., Class A(a)(b)	20,460	3,364,852
Square Inc., Class A(a)	65,842	6,519,016
Sykes Enterprises Inc.(a)	8,602	262,275
Syntel Inc.(a)	8,507	348,617
Teradata Corp.(a)	26,126	985,211
Total System Services Inc.	36,636	3,617,439
Travelport Worldwide Ltd.	27,079	456,823
TTEC Holdings Inc.	3,242	83,968
Twilio Inc., Class A(a)	16,779	1,447,692
VeriSign Inc.(a)	23,422	3,750,331
Virtusa Corp.(a)	5,902	316,996
Visa Inc., Class A	387,466	58,154,772
Web.com Group Inc.(a)	10,991	306,649
Western Union Co. (The)	97,637	1,860,961
WEX Inc.(a)	9,407	1,888,549
Worldpay Inc., Class A(a)	65,877	6,671,364

		314,351,388
Semiconductors & Semiconductor Equipment — 13.8%
Advanced Energy Industries Inc.(a)	8,514	439,748
Advanced Micro Devices Inc.(a)(b)	187,279	5,785,048
Amkor Technology Inc.(a)	28,124	207,836
Analog Devices Inc.	80,959	7,485,469
Applied Materials Inc.	214,159	8,277,245
Broadcom Inc.	94,144	23,228,149
Brooks Automation Inc.	15,261	534,593

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp.	5,597	$577,442
Cirrus Logic Inc.(a)(b)	13,431	518,437
Cree Inc.(a)(b)	22,221	841,509
Cypress Semiconductor Corp.	78,924	1,143,609
Diodes Inc.(a)	8,335	277,472
Entegris Inc.	30,462	881,875
First Solar Inc.(a)	16,473	797,623
Inphi Corp.(a)(b)	9,722	369,242
Integrated Device Technology Inc.(a)	28,236	1,327,374
Intel Corp.	1,005,600	47,554,824
KLA-Tencor Corp.	34,082	3,466,480
Kulicke & Soffa Industries Inc.	15,023	358,148
Lam Research Corp.	34,399	5,218,328
MACOM Technology Solutions Holdings Inc.(a)(b)	9,816	202,210
Marvell Technology Group Ltd.	128,441	2,478,911
Maxim Integrated Products Inc.	60,693	3,422,478
MaxLinear Inc.(a)(b)	13,235	263,112
Microchip Technology Inc.(b)	51,422	4,057,710
Micron Technology Inc.(a)	252,817	11,434,913
MKS Instruments Inc.	11,800	945,770
Monolithic Power Systems Inc.	8,495	1,066,377
NVIDIA Corp.	132,597	37,262,409
ON Semiconductor Corp.(a)	93,043	1,714,782
Power Integrations Inc.	6,418	405,618
Qorvo Inc.(a)	27,428	2,108,939
QUALCOMM Inc.	306,721	22,093,114
Rambus Inc.(a)	23,405	255,349
Semtech Corp.(a)	14,429	802,252
Silicon Laboratories Inc.(a)	9,327	856,219
Skyworks Solutions Inc.	39,080	3,544,947
SolarEdge Technologies Inc.(a)	9,337	351,538
SunPower Corp.(a)(b)	13,053	95,287
Synaptics Inc.(a)	7,421	338,546
Teradyne Inc.	40,505	1,497,875
Texas Instruments Inc.	212,023	22,747,948
Universal Display Corp.(b)	9,252	1,090,811
Veeco Instruments Inc.(a)	10,537	108,004
Versum Materials Inc.	23,786	856,534
Xilinx Inc.	55,212	4,426,346
Xperi Corp.	10,656	158,242

		233,876,692
Software — 21.0%
2U Inc.(a)(b)	12,535	942,507
8x8 Inc.(a)	20,627	438,324
ACI Worldwide Inc.(a)	25,311	712,252
Adobe Systems Inc.(a)	106,789	28,827,691
Alarm.com Holdings Inc.(a)(b)	7,601	436,297
ANSYS Inc.(a)	18,403	3,435,472
Apptio Inc., Class A(a)	7,785	287,734
Aspen Technology Inc.(a)	15,540	1,770,161
Autodesk Inc.(a)	47,614	7,433,022
Avaya Holdings Corp.(a)	22,289	493,478
Blackbaud Inc.	10,605	1,076,195
BlackBerry Ltd.(a)(b)	105,569	1,201,375
Blackline Inc.(a)	7,792	440,014
Bottomline Technologies de Inc.(a)	7,989	580,880
Box Inc., Class A(a)	28,887	690,688
CA Inc.	68,467	3,022,818
Cadence Design Systems Inc.(a)	61,737	2,797,921
CDK Global Inc.	28,256	1,767,695

S C H E D U L E O F I N V E S T M E N T S	19

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Tech ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Cision Ltd.(a)	12,013	$201,818
Citrix Systems Inc.(a)	28,134	3,127,375
Cloudera Inc.(a)	25,559	451,116
CommVault Systems Inc.(a)	8,387	587,090
Cornerstone OnDemand Inc.(a)(b)	11,676	662,613
Coupa Software Inc.(a)	11,074	875,953
Dell Technologies Inc., Class V(a)	43,520	4,226,662
Ebix Inc.(b)	4,981	394,246
Ellie Mae Inc.(a)(b)	7,467	707,648
Envestnet Inc.(a)	9,769	595,421
Fair Isaac Corp.(a)	6,314	1,443,065
FireEye Inc.(a)	42,570	723,690
Five9 Inc.(a)(b)	12,729	556,130
Fortinet Inc.(a)	31,385	2,895,894
Guidewire Software Inc.(a)(b)	17,522	1,769,897
Hortonworks Inc.(a)	15,806	360,535
HubSpot Inc.(a)	7,877	1,189,033
Imperva Inc.(a)	7,218	335,276
Instructure Inc.(a)(b)	6,674	236,260
Intuit Inc.	56,393	12,823,768
j2 Global Inc.	10,212	846,064
LogMeIn Inc.	11,177	995,871
Manhattan Associates Inc.(a)	14,433	788,042
Microsoft Corp.	1,266,990	144,905,646
MicroStrategy Inc., Class A(a)	2,031	285,599
MINDBODY Inc., Class A(a)	6,820	277,233
New Relic Inc.(a)	9,869	929,956
Nuance Communications Inc.(a)(b)	62,609	1,084,388
Nutanix Inc., Class A(a)	15,389	657,418
Open Text Corp.(b)	58,473	2,224,313
Oracle Corp.	616,449	31,784,110
Paycom Software Inc.(a)(b)	10,750	1,670,657
Paylocity Holding Corp.(a)	6,912	555,172
Pegasystems Inc.	8,009	501,363
Progress Software Corp.	9,765	344,607
Proofpoint Inc.(a)	11,193	1,190,152
PTC Inc.(a)	23,151	2,458,405
Q2 Holdings Inc.(a)(b)	7,955	481,675
Qualys Inc.(a)	7,321	652,301
Rapid7 Inc.(a)	8,618	318,177
RealPage Inc.(a)(b)	15,976	1,052,818
Red Hat Inc.(a)(b)	38,721	5,276,898
RingCentral Inc., Class A(a)	14,808	1,377,884
SailPoint Technologies Holding Inc.(a)	13,830	470,497
salesforce.com Inc.(a)	165,026	26,244,085
ServiceNow Inc.(a)	38,749	7,580,467
Splunk Inc.(a)	31,650	3,826,801
SS&C Technologies Holdings Inc.	44,991	2,556,839
Symantec Corp.	135,684	2,887,356
Synopsys Inc.(a)	32,437	3,198,613
Tableau Software Inc., Class A(a)	15,291	1,708,616
TiVo Corp.	26,568	330,772

Security	Shares	Value

Software (continued)
Trade Desk Inc. (The), Class A(a)	7,727	$1,166,082
Tyler Technologies Inc.(a)	8,437	2,067,571
Ultimate Software Group Inc. (The)(a)	6,811	2,194,436
Varonis Systems Inc.(a)	6,378	467,189
Verint Systems Inc.(a)	14,004	701,600
VMware Inc., Class A(a)	16,096	2,511,942
Workday Inc., Class A(a)(b)	31,914	4,658,806
Yext Inc.(a)	12,897	305,659
Zendesk Inc.(a)	23,132	1,642,372

		355,696,466
Technology Hardware, Storage & Peripherals — 10.1%
3D Systems Corp.(a)	24,815	469,003
Apple Inc.	631,844	142,632,465
Cray Inc.(a)	8,551	183,847
Diebold Nixdorf Inc.	16,337	73,517
Electronics For Imaging Inc.(a)(b)	9,431	321,408
Hewlett Packard Enterprise Co.	321,264	5,239,816
HP Inc.	344,792	8,885,290
NCR Corp.(a)(b)	25,825	733,688
NetApp Inc.	56,598	4,861,202
Pure Storage Inc., Class A(a)	37,861	982,493
Seagate Technology PLC	57,050	2,701,317
Western Digital Corp.	63,605	3,723,437
Xerox Corp.	48,450	1,307,181

		172,114,664

Total Common Stocks — 99.9% (Cost: $1,158,465,417)		1,696,226,592

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	32,170,824	32,180,475
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	2,904,111	2,904,111

		35,084,586

Total Short-Term Investments — 2.1% (Cost: $35,077,279)		35,084,586

Total Investments in Securities — 102.0% (Cost: $1,193,542,696)		1,731,311,178

Other Assets, Less Liabilities — (2.0)%		(34,238,231)

Net Assets — 100.0%		$1,697,072,947

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

20	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Tech ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss) (a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	35,045,963	(2,875,139)	32,170,824	$32,180,475	$103,856	(b)	$(896)	$8,975
BlackRock Cash Funds: Treasury, SL Agency Shares	914,225	1,989,886	2,904,111	2,904,111	13,932		—	—

				$35,084,586	$117,788		$(896)	$8,975

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,696,226,592	$—	$—	$1,696,226,592
Money Market Funds	35,084,586	—	—	35,084,586

	$1,731,311,178	$—	$—	$1,731,311,178

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	21

Schedule of Investments (unaudited) September 30, 2018	iShares® North American Tech-Multimedia Networking ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Communications Equipment — 100.0%
Acacia Communications Inc.(a)	21,251	$879,155
Arista Networks Inc.(a)(b)	17,317	4,603,898
ARRIS International PLC(a)	93,464	2,429,129
Ciena Corp.(a)	79,558	2,485,392
Cisco Systems Inc.	98,997	4,816,204
CommScope Holding Co. Inc.(a)	80,307	2,470,243
EchoStar Corp., Class A(a)	36,291	1,682,814
Extreme Networks Inc.(a)	88,581	485,424
F5 Networks Inc.(a)	24,323	4,850,493
Finisar Corp.(a)(b)	87,751	1,671,657
Infinera Corp.(a)	114,537	836,120
InterDigital Inc./PA	26,062	2,084,960
Juniper Networks Inc.	88,995	2,667,180
Lumentum Holdings Inc.(a)	41,230	2,471,738
Motorola Solutions Inc.	37,075	4,824,940
NETGEAR Inc.(a)	23,813	1,496,647
NetScout Systems Inc.(a)	54,264	1,370,166
Oclaro Inc.(a)	127,787	1,142,416
Palo Alto Networks Inc.(a)	19,808	4,461,950
Plantronics Inc.	24,683	1,488,385
Ubiquiti Networks Inc.(b)	14,972	1,480,132
ViaSat Inc.(a)(b)	38,849	2,484,393
Viavi Solutions Inc.(a)	169,729	1,924,727

		55,108,163

Total Common Stocks — 100.0% (Cost: $57,052,958)		55,108,163

Security	Shares	Value

Short-Term Investments

Money Market Funds — 14.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	7,835,252	$7,837,602
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	67,627	67,627

		7,905,229

Total Short -Term Investments — 14.3% (Cost: $7,904,233)		7,905,229

Total Investments in Securities — 114.3% (Cost: $64,957,191)		63,013,392

Other Assets, Less Liabilities — (14.3)%		(7,889,352)

Net Assets — 100.0%		$55,124,040

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	6,289,865	1,545,387	7,835,252	$7,837,602	$94,849	(b)	$702		$1,156
BlackRock Cash Funds: Treasury, SL Agency Shares	8,309	59,318	67,627	67,627	561		—		—

				$7,905,229	$95,410		$702		$1,156

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

22	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Tech-Multimedia Networking ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$55,108,163	$—	$—	$55,108,163
Money Market Funds	7,905,229	—	—	7,905,229

	$63,013,392	$—	$—	$63,013,392

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	23

Schedule of Investments (unaudited) September 30, 2018	iShares® North American Tech-Software ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Application Software — 51.8%
8x8 Inc.(a)	210,357	$4,470,086
ACI Worldwide Inc.(a)(b)	260,954	7,343,246
Adobe Systems Inc.(a)	675,915	182,463,254
ANSYS Inc.(a)	190,014	35,471,813
Aspen Technology Inc.(a)	160,470	18,279,138
Autodesk Inc.(a)	492,809	76,932,413
Avaya Holdings Corp.(a)(b)	233,004	5,158,709
Blackbaud Inc.(b)	109,514	11,113,481
Blackline Inc.(a)(b)	81,514	4,603,096
Bottomline Technologies de Inc.(a)	82,468	5,996,248
Cadence Design Systems Inc.(a)	637,472	28,890,231
CDK Global Inc.	291,659	18,246,187
Citrix Systems Inc.(a)(b)	290,501	32,292,091
Ebix Inc.(b)	50,963	4,033,721
Ellie Mae Inc.(a)	78,076	7,399,263
Fair Isaac Corp.(a)	65,711	15,018,249
Guidewire Software Inc.(a)(b)	180,912	18,273,921
HubSpot Inc.(a)(b)	81,317	12,274,801
Intuit Inc.	439,596	99,964,130
Manhattan Associates Inc.(a)(b)	148,258	8,094,887
MicroStrategy Inc., Class A(a)(b)	21,264	2,990,144
Nuance Communications Inc.(a)	646,174	11,191,734
Open Text Corp.(b)	603,770	22,967,411
Paycom Software Inc.(a)(b)	110,988	17,248,645
Paylocity Holding Corp.(a)	71,274	5,724,728
Pegasystems Inc.	83,318	5,215,707
PTC Inc.(a)	239,245	25,405,427
RealPage Inc.(a)(b)	165,127	10,881,869
RingCentral Inc., Class A(a)	152,892	14,226,601
salesforce.com Inc.(a)	1,148,439	182,636,254
Splunk Inc.(a)	326,819	39,515,685
SS&C Technologies Holdings Inc.(b)	464,434	26,393,784
Synopsys Inc.(a)	334,947	33,029,124
Tyler Technologies Inc.(a)	87,057	21,334,188
Ultimate Software Group Inc. (The)(a)(b)	70,285	22,645,124
Verint Systems Inc.(a)(b)	144,294	7,229,129
Workday Inc., Class A(a)(b)	329,542	48,106,541
Zendesk Inc.(a)	238,817	16,956,007

		1,110,017,067
Interactive Home Entertainment — 12.4%
Activision Blizzard Inc.	1,675,574	139,391,001
Electronic Arts Inc.(a)	686,555	82,723,012
Take-Two Interactive Software Inc.(a)	256,596	35,407,682
Zynga Inc., Class A(a)	1,745,148	6,998,043

		264,519,738
Interactive Media & Services — 0.6%
Snap Inc., Class A, NVS(a)(b)	1,532,023	12,991,555

Security	Shares	Value

Systems Software — 35.2%
BlackBerry Ltd.(a)(b)	1,090,193	$12,406,396
CA Inc.	706,943	31,211,533
CommVault Systems Inc.(a)	86,681	6,067,670
Dell Technologies Inc., Class V(a)	449,377	43,643,494
FireEye Inc.(a)	439,501	7,471,517
Fortinet Inc.(a)(b)	324,087	29,903,507
Imperva Inc.(a)	74,135	3,443,571
Microsoft Corp.	1,607,919	183,897,696
Oracle Corp.	3,705,194	191,039,803
Progress Software Corp.	101,479	3,581,194
Proofpoint Inc.(a)	115,566	12,288,133
Qualys Inc.(a)(b)	75,749	6,749,236
Rapid7 Inc.(a)	91,855	3,391,287
Red Hat Inc.(a)(b)	399,834	54,489,378
SailPoint Technologies Holding Inc.(a)	146,186	4,973,248
ServiceNow Inc.(a)	400,985	78,444,696
Symantec Corp.	1,401,041	29,814,152
Tableau Software Inc., Class A(a)(b)	157,852	17,638,382
TiVo Corp.	277,806	3,458,685
Varonis Systems Inc.(a)	65,678	4,810,913
VMware Inc., Class A(a)	166,117	25,924,219

		754,648,710

Total Common Stocks — 100.0% (Cost: $1,922,777,274)		2,142,177,070

Short-Term Investments

Money Market Funds — 4.3%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	92,307,854	92,335,547
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	848,791	848,791

		93,184,338

Total Short -Term Investments — 4.3% (Cost: $93,171,001)		93,184,338

Total Investments in Securities — 104.3% (Cost: $2,015,948,275)		2,235,361,408

Other Assets, Less Liabilities — (4.3)%		(93,102,130)

Net Assets — 100.0%		$2,142,259,278

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

24	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® North American Tech-Software ETF

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized		Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)	(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	82,452,119	9,855,735	92,307,854	$92,335,547	$174,894	(b)	$1,644		$16,903
BlackRock Cash Funds: Treasury, SL Agency Shares	721,047	127,744	848,791	848,791	8,809		—		—

				$93,184,338	$183,703		$1,644		$16,903

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$2,142,177,070	$—	$—	$2,142,177,070
Money Market Funds	93,184,338	—	—	93,184,338

	$2,235,361,408	$—	$—	$2,235,361,408

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	25

Schedule of Investments (unaudited) September 30, 2018	iShares® PHLX Semiconductor ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Semiconductor Equipment — 15.1%
Applied Materials Inc.	1,562,691	$60,398,007
ASML Holding NV, NYS(a)	207,168	38,951,727
Entegris Inc.	405,203	11,730,627
KLA-Tencor Corp.	446,678	45,431,619
Lam Research Corp.	388,391	58,918,915
MKS Instruments Inc.	156,759	12,564,234
Teradyne Inc.	533,399	19,725,095

		247,720,224
Semiconductors — 84.8%
Advanced Micro Devices Inc.(a)(b)	2,670,914	82,504,533
Analog Devices Inc.	680,088	62,880,936
Broadcom Inc.	613,859	151,457,431
Cree Inc.(b)	291,129	11,025,055
Cypress Semiconductor Corp.	1,034,358	14,987,847
Integrated Device Technology Inc.(b)	370,064	17,396,709
Intel Corp.	2,776,250	131,288,862
Marvell Technology Group Ltd.	1,874,743	36,182,540
Maxim Integrated Products Inc.	795,409	44,853,114
Mellanox Technologies Ltd.(a)(b)	151,546	11,131,054
Microchip Technology Inc.	673,923	53,179,264
Micron Technology Inc.(b)	1,280,026	57,895,576
Monolithic Power Systems Inc.	121,021	15,191,766
NVIDIA Corp.	479,026	134,615,887
NXP Semiconductors NV	721,784	61,712,532
ON Semiconductor Corp.(a)(b)	1,219,394	22,473,431
Qorvo Inc.(b)	359,464	27,639,187
QUALCOMM Inc.	1,956,833	140,950,681
Silicon Laboratories Inc.(a)(b)	124,030	11,385,954
Skyworks Solutions Inc.	512,063	46,449,235

Security	Shares	Value

Semiconductors (continued)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,541,899	$68,090,260
Texas Instruments Inc.	1,196,206	128,340,942
Xilinx Inc.	723,581	58,009,489

		1,389,642,285

Total Common Stocks — 99.9% (Cost: $1,741,346,718)		1,637,362,509

Short-Term Investments

Money Market Funds — 4.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	72,808,939	72,830,781
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	7,599,385	7,599,385

		80,430,166

Total Short -Term Investments — 4.9% (Cost: $80,418,632)		80,430,166

Total Investments in Securities — 104.8% (Cost: $1,821,765,350)		1,717,792,675
Other Assets, Less Liabilities — (4.8)%		(79,204,095)

Net Assets — 100.0%		$1,638,588,580

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the six months ended September 30, 2018, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

	Shares Held at		Shares Held at	Value at			Net Realized	Change in Unrealized Appreciation
Affiliated Issuer	03/31/18	Net Activity	09/30/18	09/30/18	Income		Gain (Loss)(a)	(Depreciation)
BlackRock Cash Funds: Institutional, SL Agency Shares	3,743,462	69,065,477	72,808,939	$72,830,781	$132,287	(b)	$(4,395)	$11,909
BlackRock Cash Funds: Treasury, SL Agency Shares	1,923,824	5,675,561	7,599,385	7,599,385	15,721		—	—

				$80,430,166	$148,008		$(4,395)	$11,909

(a)	Includes realized capital gain distributions from an affiliated fund, if any.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.

26	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® PHLX Semiconductor ETF

Fair Value Measurements (continued)

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of September 30, 2018. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$1,637,362,509	$—	$—	$1,637,362,509
Money Market Funds	80,430,166	—	—	80,430,166

	$1,717,792,675	$—	$—	$1,717,792,675

See notes to financial statements.

S C H E D U L E O F I N V E S T M E N T S	27

Statements of Assets and Liabilities  (unaudited)

September 30, 2018

	iShares Nasdaq Biotechnology ETF	iShares North American Natural Resources ETF	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$9,626,093,188	$956,081,069	$1,696,226,592	$55,108,163
Affiliated(c)	1,113,583,696	46,688,351	35,084,586	7,905,229
Cash	—	25,180	—	685
Receivables:
Investments sold	30,221	11,881	—	—
Securities lending income — Affiliated	1,038,214	13,856	14,020	8,694
Capital shares sold	12,708	—	—	—
Securities related to in-kind transactions	176,211	—	—	—
Dividends	175,725	1,121,476	319,793	20,644

Total assets	10,741,109,963	1,003,941,813	1,731,644,991	63,043,415

LIABILITIES
Collateral on securities loaned, at value	1,100,728,897	41,479,097	32,181,434	7,839,573
Payables:
Investments purchased	176,211	1,534,855	—	—
Capital shares redeemed	208,105	—	—	—
Securities related to in-kind transactions	—	11,881	—	—
Income distributions	2,580,208	4,680,724	1,759,733	59,044
Investment advisory fees	3,624,732	356,838	630,877	20,758

Total liabilities	1,107,318,153	48,063,395	34,572,044	7,919,375

NET ASSETS	$9,633,791,810	$955,878,418	$1,697,072,947	$55,124,040

NET ASSETS CONSIST OF:
Paid-in capital	$10,398,264,441	$1,464,261,931	$1,034,672,421	$128,702,889
Undistributed (distributions in excess of) net investment income	(16,318,300)	169,286	(63,115)	(1,979)
Accumulated net realized gain (loss)	(24,863,069)	(317,839,559)	124,695,159	(71,633,071)
Net unrealized appreciation (depreciation)	(723,291,262)	(190,713,240)	537,768,482	(1,943,799)

NET ASSETS	$9,633,791,810	$955,878,418	$1,697,072,947	$55,124,040

Shares outstanding	79,000,000	26,650,000	8,100,000	1,000,000

Net asset value	$121.95	$35.87	$209.52	$55.12

Shares authorized	Unlimited	Unlimited	Unlimited	Unlimited

Par value	None	None	None	None

(a) Securities loaned, at value	$1,075,531,594	$40,288,807	$31,647,261	$7,709,947
(b) Investments, at cost — Unaffiliated	$10,349,685,767	$1,146,803,108	$1,158,465,417	$57,052,958
(c) Investments, at cost — Affiliated	$1,113,282,379	$46,682,772	$35,077,279	$7,904,233

See notes to financial statements.

28	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Assets and Liabilities  (unaudited) (continued)

September 30, 2018

	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

ASSETS
Investments in securities, at value (including securities on loan)(a):
Unaffiliated(b)	$2,142,177,070	$1,637,362,509
Affiliated(c)	93,184,338	80,430,166
Cash	—	865,940
Receivables:
Securities lending income — Affiliated	23,526	37,362
Capital shares sold	1,083	22,070
Dividends	3,975	297,800

Total assets	2,235,389,992	1,719,015,847

LIABILITIES
Collateral on securities loaned, at value	92,337,331	72,838,245
Payables:
Capital shares redeemed	871	—
Income distributions	—	6,940,599
Investment advisory fees	792,512	648,423

Total liabilities	93,130,714	80,427,267

NET ASSETS	$2,142,259,278	$1,638,588,580

NET ASSETS CONSIST OF:
Paid-in capital	$1,694,770,344	$1,666,690,879
Undistributed (distributions in excess of) net investment income	(407,135)	32,412
Accumulated net realized gain	228,482,936	75,837,964
Net unrealized appreciation (depreciation)	219,413,133	(103,972,675)

NET ASSETS	$2,142,259,278	$1,638,588,580

Shares outstanding	10,450,000	8,850,000

Net asset value	$205.00	$185.15

Shares authorized	Unlimited	Unlimited

Par value	None	None

(a) Securities loaned, at value	$91,203,210	$69,391,066
(b) Investments, at cost — Unaffiliated	$1,922,777,274	$1,741,346,718
(c) Investments, at cost — Affiliated	$93,171,001	$80,418,632

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	29

Statements of Operations  (unaudited)

Six Months Ended September 30, 2018

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF	iShares North American Tech ETF	iShares North American Tech-Multimedia Networking ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$22,082,530	(a)	$12,216,069	$7,374,600	$233,064
Dividends — Affiliated	53,505		9,529	13,932	561
Securities lending income — Affiliated — net	5,606,919		96,352	103,856	94,849
Foreign taxes withheld	(66,468)		(441,694)	(2,530)	—

Total investment income	27,676,486		11,880,256	7,489,858	328,474

EXPENSES
Investment advisory fees	21,263,490		2,306,080	3,582,968	149,177

Total expenses	21,263,490		2,306,080	3,582,968	149,177

Net investment income	6,412,996		9,574,176	3,906,890	179,297

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(64,763,199)		(12,474,144)	(3,072,535)	(732,927)
Investments — Affiliated	51,771		4,284	(896)	702
In-kind redemptions — Unaffiliated	644,429,814		5,341,248	140,385,584	5,905,452
Foreign currency transactions	—		(9,805)	—	—
Litigation proceeds	2,452,741	(b)	—	—	—

Net realized gain (loss)	582,171,127		(7,138,417)	137,312,153	5,173,227

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	626,284,269		85,939,343	96,546,537	(850,422)
Investments — Affiliated	321,958		6,994	8,975	1,156
Foreign currency translations	—		1,564	—	—

Net change in unrealized appreciation (depreciation)	626,606,227		85,947,901	96,555,512	(849,266)

Net realized and unrealized gain	1,208,777,354		78,809,484	233,867,665	4,323,961

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,215,190,350		$88,383,660	$237,774,555	$4,503,258

(a)	Includes $5,789,501 related to a special distribution from Gilead Sciences Inc.
(b)	Represents proceeds received from settlement of class action litigation where the Fund was able to recover a portion of investment losses previously realized.

See notes to financial statements.

30	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Operations  (unaudited) (continued)

Six Months Ended September 30, 2018

	iShares North American Tech-Software ETF	iShares PHLX Semiconductor ETF

INVESTMENT INCOME
Dividends — Unaffiliated	$3,796,445	$16,932,324
Dividends — Affiliated	8,809	15,721
Securities lending income — Affiliated — net	174,894	132,287
Foreign taxes withheld	(27,201)	(577,302)

Total investment income	3,952,947	16,503,030

EXPENSES
Investment advisory fees	4,256,243	3,884,743

Total expenses	4,256,243	3,884,743

Net investment income (loss)	(303,296)	12,618,287

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — Unaffiliated	(6,075,454)	(18,995,399)
Investments — Affiliated	1,644	(4,395)
In-kind redemptions — Unaffiliated	244,111,958	144,281,272

Net realized gain	238,038,148	125,281,478

Net change in unrealized appreciation (depreciation) on:
Investments — Unaffiliated	95,796,484	(102,451,184)
Investments — Affiliated	16,903	11,909

Net change in unrealized appreciation (depreciation)	95,813,387	(102,439,275)

Net realized and unrealized gain	333,851,535	22,842,203

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$333,548,239	$35,460,490

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	31

Statements of Changes in Net Assets

	iShares Nasdaq Biotechnology ETF		iShares North American Natural Resources ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$6,412,996	$13,084,585	$9,574,176	$21,783,911
Net realized gain (loss)	582,171,127	456,329,209	(7,138,417)	(40,154,190)
Net change in unrealized appreciation (depreciation)	626,606,227	321,073,742	85,947,901	4,197,763

Net increase (decrease) in net assets resulting from operations	1,215,190,350	790,487,536	88,383,660	(14,172,516)

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(15,462,961)	(21,034,419)	(9,398,841)	(22,074,810)

Decrease in net assets resulting from distributions to shareholders	(15,462,961)	(21,034,419)	(9,398,841)	(22,074,810)

CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions	(606,056,938)	(72,648,595)	(52,677,891)	(68,775,803)

NET ASSETS
Total increase (decrease) in net assets	593,670,451	696,804,522	26,306,928	(105,023,129)
Beginning of period	9,040,121,359	8,343,316,837	929,571,490	1,034,594,619

End of period	$9,633,791,810	$9,040,121,359	$955,878,418	$929,571,490

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(16,318,300)	$(7,268,335)	$169,286	$(6,049)

See notes to financial statements.

32	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Statements of Changes in Net Assets  (continued)

	iShares North American Tech ETF		iShares North American Tech-Multimedia Networking ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income	$3,906,890	$7,018,227	$179,297	$406,678
Net realized gain	137,312,153	137,114,773	5,173,227	4,881,041
Net change in unrealized appreciation (depreciation)	96,555,512	181,303,701	(849,266)	795,289

Net increase in net assets resulting from operations	237,774,555	325,436,701	4,503,258	6,083,008

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(3,970,005)	(7,681,049)	(181,276)	(408,378)

Decrease in net assets resulting from distributions to shareholders	(3,970,005)	(7,681,049)	(181,276)	(408,378)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	542,016	24,037,539	(13,546,685)	(18,743,105)

NET ASSETS
Total increase (decrease) in net assets	234,346,566	341,793,191	(9,224,703)	(13,068,475)
Beginning of period	1,462,726,381	1,120,933,190	64,348,743	77,417,218

End of period	$1,697,072,947	$1,462,726,381	$55,124,040	$64,348,743

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(63,115)	$—	$(1,979)	$—

See notes to financial statements.

F I N A N C I A L S T A T E M E N T S	33

Statements of Changes in Net Assets  (continued)

	iShares North American Tech-Software ETF		iShares PHLX Semiconductor ETF
	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18	Six Months Ended 09/30/18 (unaudited)	Year Ended 03/31/18

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS
Net investment income (loss)	$(303,296)	$888,341	$12,618,287	$11,775,410
Net realized gain	238,038,148	206,092,343	125,281,478	382,098,005
Net change in unrealized appreciation (depreciation)	95,813,387	89,687,160	(102,439,275)	(43,606,927)

Net increase in net assets resulting from operations	333,548,239	296,667,844	35,460,490	350,266,488

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(388,334)	(822,266)	(12,585,875)	(13,077,040)

Decrease in net assets resulting from distributions to shareholders	(388,334)	(822,266)	(12,585,875)	(13,077,040)

CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions	451,562,648	246,059,837	(14,475,725)	403,481,972

NET ASSETS
Total increase in net assets	784,722,553	541,905,415	8,398,890	740,671,420
Beginning of period	1,357,536,725	815,631,310	1,630,189,690	889,518,270

End of period	$2,142,259,278	$1,357,536,725	$1,638,588,580	$1,630,189,690

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(407,135)	$284,495	$32,412	$—

See notes to financial statements.

34	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights

(For a share outstanding throughout each period)

	iShares Nasdaq Biotechnology ETF
	Six Months Ended 09/30/18 (unaudited	)	Year Ended 03/31/18 (a)	Year Ended 03/31/17 (a)	Year Ended 03/31/16 (a)	Year Ended 03/31/15	(a)	Year Ended 03/31/14 (a)

Net asset value, beginning of period	$106.73		$97.75	$86.90	$114.57	$78.77		$53.31

Net investment income (loss)(b)	0.08	(c)	0.15	0.21	0.09	0.03	(d)	(0.03)
Net realized and unrealized gain (loss)(e)	15.33		9.05	10.85	(27.68)	35.92		25.51

Net increase (decrease) from investment operations	15.41		9.20	11.06	(27.59)	35.95		25.48

Distributions
From net investment income	(0.19)		(0.22)	(0.21)	(0.08)	(0.15)		(0.02)

Total distributions	(0.19)		(0.22)	(0.21)	(0.08)	(0.15)		(0.02)

Net asset value, end of period	$121.95		$106.73	$97.75	$86.90	$114.57		$78.77

Total Return
Based on net asset value	14.45	%(f)(g)	9.41%	12.75%	(24.09)%	45.69%		47.81%

Ratios to Average Net Assets
Total expenses	0.46	%(h)	0.47%	0.47%	0.47%	0.48%		0.48%

Net investment income (loss)	0.14	%(c)(h)	0.14%	0.22%	0.08%	0.03	%(d)	(0.05)%

Supplemental Data
Net assets, end of period (000)	$9,633,792		$9,040,121	$8,343,317	$6,387,032	$8,352,336		$5,045,510

Portfolio turnover rate(i)	7	%(f)	26%	18%	24%	33%		39%

(a)	Per share amounts reflect a three-for-one stock split effective after the close of trading on November 30, 2017.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Gilead Sciences Inc. Excluding such special distribution, the net investment income would have been $0.01 per share and 0.01% of average net assets.
(d)	Includes a one-time special distribution from Theravance Inc. Excluding such special distribution, the net investment loss would have been $(0.07) per share and (0.02)% of average net assets.
(e)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(f)	Not annualized.
(g)

Includes proceeds received from a class action litigation, which impacted the Fund’s total return. Not including these proceeds, the Fund’s total return would have been 14.42% for the six months ended September 30, 2018.

(h)	Annualized.
(i)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	35

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Natural Resources ETF
	Six Months Ended 09/30/18		Year Ended	Year Ended	Period From 08/01/15		Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/18	03/31/17	to 03/31/16	(a)	07/31/15	07/31/14	07/31/13

Net asset value, beginning of period	$33.08		$34.26	$29.72	$33.03		$48.06	$40.54	$36.56

Net investment income(b)	0.34		0.75	0.57	0.51		0.78	0.66	0.64
Net realized and unrealized gain (loss)(c)	2.79		(1.16)	4.55	(3.16)		(15.08)	7.52	4.02

Net increase (decrease) from investment operations	3.13		(0.41)	5.12	(2.65)		(14.30)	8.18	4.66

Distributions
From net investment income	(0.34)		(0.77)	(0.58)	(0.66)		(0.73)	(0.66)	(0.68)

Total distributions	(0.34)		(0.77)	(0.58)	(0.66)		(0.73)	(0.66)	(0.68)

Net asset value, end of period	$35.87		$33.08	$34.26	$29.72		$33.03	$48.06	$40.54

Total Return
Based on net asset value	9.47	%(d)	(1.19)%	17.26%	(7.96	)%(d)	(29.99)%	20.33%	12.84%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.48	%(e)	0.47%	0.48%	0.48%

Net investment income	1.91	%(e)	2.25%	1.67%	2.55	%(e)	1.96%	1.50%	1.62%

Supplemental Data
Net assets, end of period (000)	$955,878		$929,571	$1,034,595	$1,034,097		$1,928,976	$2,422,183	$2,000,529

Portfolio turnover rate(f)	4	%(d)	7%	12%	9	%(d)	9%	7%	7%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

36	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech ETF
	Six Months Ended 09/30/18		Year Ended	Year Ended	Period From 08/01/15		Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/18	03/31/17	to 03/31/16	(a)	07/31/15	07/31/14	07/31/13

Net asset value, beginning of period	$179.48		$138.39	$110.64	$107.65		$95.51	$77.54	$65.74

Net investment income(b)	0.49		0.88	1.00	0.74		0.88	0.79	0.74
Net realized and unrealized gain(c)	30.06		41.18	27.77	3.01		12.16	17.98	11.78

Net increase from investment operations	30.55		42.06	28.77	3.75		13.04	18.77	12.52

Distributions
From net investment income	(0.51)		(0.97)	(1.02)	(0.76)		(0.90)	(0.80)	(0.72)

Total distributions	(0.51)		(0.97)	(1.02)	(0.76)		(0.90)	(0.80)	(0.72)

Net asset value, end of period	$209.52		$179.48	$138.39	$110.64		$107.65	$95.51	$77.54

Total Return
Based on net asset value	17.04	%(d)	30.48%	26.13%	3.51	%(d)	13.70%	24.29%	19.16%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.48	%(e)	0.47%	0.48%	0.48%

Net investment income	0.50	%(e)	0.55%	0.82%	1.05	%(e)	0.87%	0.90%	1.04%

Supplemental Data
Net assets, end of period (000)	$1,697,073		$1,462,726	$1,120,933	$862,984		$823,498	$716,340	$585,445

Portfolio turnover rate(f)	4	%(d)	6%	7%	6	%(d)	6%	9%	9%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	37

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Multimedia Networking ETF
	Six Months Ended 09/30/18		Year Ended	Year Ended	Period From 08/01/15		Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/18	03/31/17	to 03/31/16	(a)	07/31/15	07/31/14	07/31/13

Net asset value, beginning of period	$51.48		$45.54	$36.57	$39.43		$34.11	$29.97	$24.52

Net investment income(b)	0.15		0.30	0.26	0.22		0.21	0.14	0.33
Net realized and unrealized gain (loss)(c)	3.67		5.95	8.97	(2.80)		5.34	4.13	5.81

Net increase (decrease) from investment operations	3.82		6.25	9.23	(2.58)		5.55	4.27	6.14

Distributions
From net investment income	(0.18)		(0.31)	(0.26)	(0.28)		(0.23)	(0.13)	(0.69)

Total distributions	(0.18)		(0.31)	(0.26)	(0.28)		(0.23)	(0.13)	(0.69)

Net asset value, end of period	$55.12		$51.48	$45.54	$36.57		$39.43	$34.11	$29.97

Total Return
Based on net asset value	7.44	%(d)	13.77%	25.31%	(6.54	)%(d)	16.31%	14.25%	25.16%

Ratios to Average Net Assets
Total expenses	0.46	%(e)	0.47%	0.48%	0.48	%(e)	0.47%	0.48%	0.48%

Net investment income	0.55	%(e)	0.63%	0.64%	0.92	%(e)	0.59%	0.44%	1.18%

Supplemental Data
Net assets, end of period (000)	$55,124		$64,349	$77,417	$53,020		$151,791	$324,033	$227,783

Portfolio turnover rate(f)	12	%(d)	23%	27%	26	%(d)	23%	30%	25%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(d)	Not annualized.
(e)	Annualized.
(f)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

38	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares North American Tech-Software ETF
	Six Months Ended 09/30/18		Year Ended	Year Ended	Period From 08/01/15		Year Ended	Year Ended	Year Ended
	(unaudited	)	03/31/18	03/31/17	to 03/31/16	(a)	07/31/15	07/31/14	07/31/13

Net asset value, beginning of period	$169.69		$126.45	$100.66	$102.43		$84.80	$73.32	$59.36

Net investment income (loss)(b)	(0.03)		0.12	0.22	0.68	(c)	0.24	0.23	0.25
Net realized and unrealized gain (loss)(d)	35.38		43.23	25.75	(1.58)		17.63	11.59	13.88

Net increase (decrease) from investment operations	35.35		43.35	25.97	(0.90)		17.87	11.82	14.13

Distributions
From net investment income	(0.04)		(0.11)	(0.18)	(0.87)		(0.24)	(0.34)	(0.17)

Total distributions	(0.04)		(0.11)	(0.18)	(0.87)		(0.24)	(0.34)	(0.17)

Net asset value, end of period	$205.00		$169.69	$126.45	$100.66		$102.43	$84.80	$73.32

Total Return
Based on net asset value	20.83	%(e)	34.30%	25.82%	(0.86	)%(e)	21.10%	16.14%	23.84%

Ratios to Average Net Assets
Total expenses	0.46	%(f)	0.47%	0.48%	0.48	%(f)	0.47%	0.48%	0.48%

Net investment income (loss)	(0.03	)%(f)	0.08%	0.19%	1.04	%(c)(f)	0.25%	0.29%	0.38%

Supplemental Data
Net assets, end of period (000)	$2,142,259		$1,357,537	$815,631	$709,680		$1,080,639	$975,189	$729,551

Portfolio turnover rate(g)	5	%(e)	12%	12%	9	%(e)	15%	13%	15%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from Symantec Corp. Excluding such special distribution, the net investment income would have been $0.18 per share and 0.27% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Annualized.
(g)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

F I N A N C I A L H I G H L I G H T S	39

Financial Highlights  (continued)

(For a share outstanding throughout each period)

	iShares PHLX Semiconductor ETF
	Six Months Ended 09/30/18		Year Ended	Year Ended	Period From 08/01/15		Year Ended		Year Ended		Year Ended
	(unaudited	)	03/31/18	03/31/17	to 03/31/16	(a)	07/31/15		07/31/14		07/31/13

Net asset value, beginning of period	$180.13		$136.85	$91.63	$87.51		$82.62		$64.95		$52.19

Net investment income(b)	1.37		1.51	1.36	0.68		1.45	(c)	0.87		0.75
Net realized and unrealized gain(d)	5.09		43.32	45.26	4.36		4.96		17.78		12.76

Net increase from investment operations	6.46		44.83	46.62	5.04		6.41		18.65		13.51

Distributions
From net investment income	(1.44)		(1.55)	(1.40)	(0.92)		(1.52)		(0.98)		(0.75)

Total distributions	(1.44)		(1.55)	(1.40)	(0.92)		(1.52)		(0.98)		(0.75)

Net asset value, end of period	$185.15		$180.13	$136.85	$91.63		$87.51		$82.62		$64.95

Total Return
Based on net asset value	3.60	%(e)	32.91%	51.20%	5.84	%(e)	7.65%		28.89	%(f)	26.15%

Ratios to Average Net Assets
Total expenses	0.46	%(g)	0.47%	0.48%	0.48	%(g)	0.47%		0.47%		0.48%

Net investment income	1.49	%(g)	0.93%	1.22%	1.19	%(g)	1.59	%(c)	1.16%		1.33%

Supplemental Data
Net assets, end of period (000)	$1,638,589		$1,630,190	$889,518	$380,278		$398,184		$483,318		$207,826

Portfolio turnover rate(h)	15	%(e)	20%	38%	30	%(e)	21%		34%		16%

(a)	The Fund’s fiscal year-end changed from July 31 to March 31.
(b)	Based on average shares outstanding.
(c)	Includes a one-time special distribution from KLA-Tencor Corp. Excluding such special distribution, the net investment income would have been $0.97 per share and 1.06% of average net assets.
(d)

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

(e)	Not annualized.
(f)	Includes payment received from an affiliate, which impacted the Fund’s total return. Excluding the payment from an affiliate, the Fund’s total return would have been 28.87%.
(g)	Annualized.
(h)	Portfolio turnover rate excludes in-kind transactions.

See notes to financial statements.

40	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)

1.	ORGANIZATION

iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares ETF	Diversification Classification
Nasdaq Biotechnology	Non-diversified
North American Natural Resources	Non-diversified
North American Tech	Non-diversified
North American Tech-Multimedia Networking	Non-diversified
North American Tech-Software	Non-diversified
PHLX Semiconductor	Non-diversified

2.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by each Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

Investment Transactions and Income Recognition: Investment transactions are accounted for on trade date. Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities are reflected in tax reclaims receivable. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Upon notification from issuers, some of the dividend income received from a real estate investment trust may be re-designated as a return of capital or capital gain. Non-cash dividends, if any, are recognized on the ex-dividend date and recorded as non-cash dividend income at fair value. Interest income is accrued daily.

Foreign Currency Translation: The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in non-U.S. currencies are translated to U.S. dollars using prevailing market rates as quoted by one or more data service providers. Purchases and sales of investments, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of investments. Such fluctuations are reflected by the Funds as a component of net realized and unrealized gain (loss) from investments for financial reporting purposes. Each Fund reports realized currency gain (loss) on foreign currency related transactions as components of net realized gain (loss) for financial reporting purposes, whereas such components are generally treated as ordinary income for U.S. federal income tax purposes.

Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its statement of operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of September 30, 2018, if any, are disclosed in the statement of assets and liabilities.

In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds. Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.

Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

Recent Accounting Standards: In August 2018, the Financial Accounting Standards Board issued Accounting Standards Update 2018-13 “Changes to the Disclosure Requirements for Fair Value Measurement” which modifies disclosure requirements for fair value measurements. The guidance is effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years. Management is currently evaluating the impact of this guidance to the Funds.

Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.

N O T E S T O F I N A N C I A L S T A T E M E N T S	41

Notes to Financial Statements  (unaudited)  (continued)

3.	INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the Fund’s listing exchange is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the Fund’s listing exchange is not open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. A fund determines the fair value of its financial instruments using various independent dealers or pricing services under policies approved by the Board of Trustees of the Trust (the “Board”). The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Equity investments traded on a recognized securities exchange are valued at that day’s last traded price or official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published net asset value (“NAV”).

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of an investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, in accordance with policies approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee include market approach, income approach and the cost approach. Valuation techniques used under these approaches take into consideration inputs that include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other inputs, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or default rates.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Trust’s pricing vendors, regular reviews of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of any market related activity. The pricing of all Fair Valued Investments is subsequently reported to the Board on a quarterly basis.

Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.

Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets for identical assets or liabilities;
•

Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgement exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The fair value hierarchy for each Fund’s investments is included in its schedule of investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Trust’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4.	SECURITIES AND OTHER INVESTMENTS

Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned

42	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

As of September 30, 2018, any securities on loan were collateralized by cash and/or U.S. government obligations. Cash collateral received was invested in money market funds managed by BlackRock FundAdvisors (“BFA”), the Funds’ investment adviser, or its affiliates and is disclosed in the schedules of investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan for each Fund, if any, are also disclosed in its schedule of investments. The market value of any securities on loan as of September 30, 2018 and the value of the related cash collateral are disclosed in the statements of assets and liabilities.

Securities lending transactions are entered into by a fund under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the fund, as lender, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the fund can reinvest cash collateral received in connection with loaned securities.

The following table is a summary of the securities lending agreements by counterparty which are subject to offset under an MSLA as of September 30, 2018:

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
Nasdaq Biotechnology
Barclays Bank PLC	$26,460,187	$26,460,187		$—	$—
Barclays Capital Inc.	6,772,139	6,772,139		—	—
BNP Paribas New York Branch	19,978,895	19,978,895		—	—
BNP Paribas Prime Brokerage International Ltd.	20,685,825	20,685,825		—	—
BNP Paribas Securities Corp.	1,011,227	1,011,227		—	—
Citigroup Global Markets Inc.	133,810,581	133,810,581		—	—
Credit Suisse Securities (USA) LLC	54,949,375	54,949,375		—	—
Deutsche Bank Securities Inc.	89,969,026	89,969,026		—	—
Goldman Sachs & Co.	25,389,721	25,389,721		—	—
HSBC Bank PLC	16,910,423	16,910,423		—	—
ING Financial Markets LLC	364,848	364,848		—	—
Jefferies LLC	3,237,912	3,237,912		—	—
JPMorgan Securities LLC	215,589,001	215,589,001		—	—
Merrill Lynch, Pierce, Fenner & Smith	109,620,693	109,620,693		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	205,090,725	205,090,725		—	—
National Financial Services LLC	25,691,009	25,691,009		—	—
Nomura Securities International Inc.	1,795,860	1,795,860		—	—
Scotia Capital (USA) Inc.	2,790,405	2,790,405		—	—
SG Americas Securities LLC	10,715,344	10,715,344		—	—
State Street Bank & Trust Company	13,377,883	13,377,883		—	—
TD Prime Services LLC	5,929,525	5,929,525		—	—
UBS AG	4,318,822	4,318,822		—	—
UBS Securities LLC	11,575,107	11,575,107		—	—
Wells Fargo Securities LLC	69,497,061	67,684,471		—	(1,812,590	)(b)

	$1,075,531,594	$1,073,719,004		$—	$(1,812,590)

N O T E S T O F I N A N C I A L S T A T E M E N T S	43

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
North American Natural Resources
Barclays Bank PLC	$12,049,080	$12,049,080		$—	$—
Barclays Capital Inc.	1,583,451	1,583,451		—	—
BNP Paribas New York Branch	1,389,500	1,389,500		—	—
BNP Paribas Prime Brokerage International Ltd.	9,215	9,215		—	—
BNP Paribas Securities Corp.	179,303	179,303		—	—
Citigroup Global Markets Inc.	2,242,675	2,242,675		—	—
Credit Suisse Securities (USA) LLC	1,869,921	1,869,921		—	—
Deutsche Bank Securities Inc.	1,161,067	1,161,067		—	—
Goldman Sachs & Co.	1,742,881	1,742,881		—	—
HSBC Bank PLC	1,422,306	1,422,306		—	—
Jefferies LLC	27,380	27,380		—	—
JPMorgan Securities LLC	2,346,205	2,346,205		—	—
Merrill Lynch, Pierce, Fenner & Smith	5,092,151	5,092,151		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	1,129,496	1,129,496		—	—
National Financial Services LLC	855,821	855,821		—	—
Nomura Securities International Inc.	1,659,894	1,659,894		—	—
State Street Bank & Trust Company	878,170	878,170		—	—
UBS Securities LLC	2,135,335	2,135,335		—	—
Wells Fargo Bank, National Association	1,218,094	1,218,094		—	—
Wells Fargo Securities LLC	1,296,862	1,296,862		—	—

	$40,288,807	$40,288,807		$—	$—

North American Tech
Barclays Bank PLC	$1,685,092	$1,564,412		$—	$(120,680	)(b)
Barclays Capital Inc.	2,734	2,734		—	—
BNP Paribas New York Branch	346,032	319,264		—	(26,768	)(b)
BNP Paribas Prime Brokerage International Ltd.	1,028,027	1,028,027		—	—
BNP Paribas Securities Corp.	221,804	221,804		—	—
Citigroup Global Markets Inc.	3,414,547	3,414,547		—	—
Credit Suisse Securities (USA) LLC	1,994,322	1,963,084		—	(31,238	)(b)
Goldman Sachs & Co.	863,527	863,527		—	—
HSBC Bank PLC	867,870	867,870		—	—
Jefferies LLC	55,420	55,420		—	—
JPMorgan Securities LLC	4,724,661	4,724,661		—	—
Merrill Lynch, Pierce, Fenner & Smith	6,221,958	6,221,958		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	6,130,957	6,130,957		—	—
National Financial Services LLC	3,930	3,870		—	(60	)(b)
RBC Capital Markets LLC	131,466	131,466		—	—
Scotia Capital (USA) Inc.	850,440	850,440		—	—
SG Americas Securities LLC	128,544	128,544		—	—
State Street Bank & Trust Company	12,794	12,794		—	—
TD Prime Services LLC	1,424,765	1,424,765		—	—
UBS AG	428,401	428,401		—	—
UBS Securities LLC	228,824	228,824		—	—
Wells Fargo Bank, National Association	9,591	9,591		—	—
Wells Fargo Securities LLC	871,555	871,555		—	—

	$31,647,261	$31,468,515		$—	$(178,746)

North American Tech-Multimedia Networking
Goldman Sachs & Co.	$745,108	$745,108		$—	$—
JPMorgan Securities LLC	3,296	3,296		—	—
Merrill Lynch, Pierce, Fenner & Smith	4,603,898	4,603,898		—	—
State Street Bank & Trust Company	2,097,496	2,097,496		—	—
Wells Fargo Securities LLC	260,149	260,149		—	—

	$7,709,947	$7,709,947		$—	$—

44	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited)  (continued)

iShares ETF and Counterparty	Market Value of Securities on Loan	Cash Collateral Received	(a)	Non-Cash Collateral Received	Net Amount
North American Tech-Software
Barclays Bank PLC	$2,111,067	$2,111,067		$—	$—
BNP Paribas New York Branch	3,367,402	3,185,465		—	(181,937	)(b)
BNP Paribas Prime Brokerage International Ltd.	3,427,218	3,427,218		—	—
Citigroup Global Markets Inc.	12,938,321	12,938,321		—	—
Credit Suisse Securities (USA) LLC	6,756,722	6,298,404		—	(458,318	)(b)
Deutsche Bank Securities Inc.	1,492,480	1,492,480		—	—
Goldman Sachs & Co.	4,690,842	4,690,842		—	—
HSBC Bank PLC	5,697,530	5,697,530		—	—
Jefferies LLC	1,256,277	1,256,277		—	—
JPMorgan Securities LLC	3,478,628	3,478,628		—	—
Merrill Lynch, Pierce, Fenner & Smith	7,366,140	7,366,140		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	10,802,749	10,802,749		—	—
Scotia Capital (USA) Inc.	1,601,370	1,601,370		—	—
SG Americas Securities LLC	386,920	356,993		—	(29,927	)(b)
TD Prime Services LLC	19,014,487	19,014,487		—	—
UBS Securities LLC	2,437,507	2,437,507		—	—
Wells Fargo Bank, National Association	4,377,550	4,377,550		—	—

	$91,203,210	$90,533,028		$—	$(670,182)

PHLX Semiconductor
Barclays Capital Inc.	$6,333,670	$6,333,670		$—	$—
Credit Suisse Securities (USA) LLC	8,415,672	8,415,672		—	—
Goldman Sachs & Co.	658,070	658,070		—	—
JPMorgan Securities LLC	17,916,200	17,916,200		—	—
Morgan Stanley & Co. LLC (U.S. Equity Securities Lending)	34,591,619	34,591,619		—	—
National Financial Services LLC	1,043,068	1,043,068		—	—
Wells Fargo Bank, National Association	432,767	432,767		—	—

	$69,391,066	$69,391,066		$—	$—

(a)

Collateral received in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Fund’s statement of assets and liabilities.

(b)

Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by a counterparty.

The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned if the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.

5.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and (v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).

For its investment advisory services to the iShares Nasdaq Biotechnology ETF, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Fund, based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $121 billion	0.4800%
Over $121 billion, up to and including $181 billion	0.4560
Over $181 billion, up to and including $231 billion	0.4332
Over $231 billion, up to and including $281 billion	0.4116
Over $281 billion	0.3910

Each reduced investment advisory fee level reflects a 5% reduction (rounded to the fourth decimal place) from the investment advisory fee at the prior aggregate average daily net asset level.

N O T E S T O F I N A N C I A L S T A T E M E N T S	45

Notes to Financial Statements  (unaudited) (continued)

For its investment advisory services to each of the iShares North American Natural Resources, iShares North American Tech, iShares North American Tech-Multimedia Networking, iShares North American Tech-Software and iShares PHLX Semiconductor ETFs, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Aggregate Average Daily Net Assets	Investment Advisory Fee
First $10 billion	0.48%
Over $10 billion, up to and including $20 billion	0.43
Over $20 billion	0.38

Distributor: BlackRock Investments, LLC, an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan in a money market fund managed by BFA, or its affiliates, however, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04% (the “collateral investment fees”). Securities lending income is equal to the total of income earned from the reinvestment of cash collateral (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities. Each Fund retains a portion of securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.

Pursuant to a securities lending agreement, each Fund retains 71.5% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act iShares exchange-traded funds (the “iShares ETF Complex”) in a given calendar year exceeds the aggregate securities lending income generated across the iShares ETF Complex in the calendar year 2013, each Fund, pursuant to a securities lending agreement, will retain for the remainder of that calendar year 75% of securities lending income and the amount retained can never be less than 65% of the total of securities lending income plus the collateral investment fees.

The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its statement of operations. For the six months ended September 30, 2018, the Funds paid BTC the following amounts for securities lending agent services:

iShares ETF	Fees Paid to BTC
Nasdaq Biotechnology	$2,351,637
North American Natural Resources	44,363
North American Tech	47,306
North American Tech-Multimedia Networking	38,160
North American Tech-Software	83,954
PHLX Semiconductor	64,562

Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.

Other Transactions: The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock for 1940 Act purposes.

Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by Rule 17a-7.

For the six months ended September 30, 2018, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$119,829,236	$74,872,480
North American Natural Resources	5,229,513	9,758,794
North American Tech	13,178,279	17,939,511
North American Tech-Multimedia Networking	4,985,870	2,454,402
North American Tech-Software	39,579,315	50,472,505
PHLX Semiconductor	95,130,872	89,900,554

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the statement of operations.

A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.

46	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Notes to Financial Statements  (unaudited) (continued)

6.	PURCHASES AND SALES

For the six months ended September 30, 2018, purchases and sales of investments, excluding in-kind transactions and short-term investments, were as follows:

iShares ETF	Purchases	Sales
Nasdaq Biotechnology	$648,080,556	$664,138,930
North American Natural Resources	37,513,260	35,226,594
North American Tech	56,622,681	56,643,194
North American Tech-Multimedia Networking	8,111,576	8,096,678
North American Tech-Software	86,889,708	90,850,629
PHLX Semiconductor	250,049,645	255,780,964

For the six months ended September 30, 2018, in-kind transactions were as follows:

iShares ETF	In-kind Purchases	In-kind Sales
Nasdaq Biotechnology	$3,912,794,047	$4,507,364,011
North American Natural Resources	23,289,723	75,823,278
North American Tech	261,389,889	260,094,109
North American Tech-Multimedia Networking	41,970,795	55,522,893
North American Tech-Software	1,449,315,608	998,336,494
PHLX Semiconductor	3,680,897,147	3,689,276,483

7.	INCOME TAX INFORMATION

Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

Management has analyzed tax laws and regulations and their application to the Funds as of September 30, 2018, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of March 31, 2018, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares ETF	Non-Expiring(a)	Expiring 2019	Total
Nasdaq Biotechnology	$279,677,299	$20,348,485	$300,025,784
North American Natural Resources	262,471,804	13,660,242	276,132,046
North American Tech	—	6,671,782	6,671,782
North American Tech-Multimedia Networking	61,833,338	14,653,934	76,487,272
North American Tech-Software	5,839,723	441,006	6,280,729
PHLX Semiconductor	30,858,329	12,256,265	43,114,594

(a)	Must be utilized prior to losses subject to expiration.

A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of September 30, 2018, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:

iShares ETF	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Nasdaq Biotechnology	$11,785,864,402	$899,326,011	$(1,945,513,529)	$(1,046,187,518)
North American Natural Resources	1,228,054,976	92,185,413	(317,470,969)	(225,285,556)
North American Tech	1,199,257,082	553,017,588	(20,963,492)	532,054,096
North American Tech-Multimedia Networking	65,276,217	3,393,533	(5,656,358)	(2,262,825)
North American Tech-Software	2,019,222,758	251,824,752	(35,686,102)	216,138,650
PHLX Semiconductor	1,828,094,270	48,876,215	(159,177,810)	(110,301,595)

N O T E S T O F I N A N C I A L S T A T E M E N T S	47

Notes to Financial Statements  (unaudited) (continued)

8.	PRINCIPAL RISKS

In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability; (iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Each Fund’s prospectus provides details of the risks to which the Fund is subject.

BFA uses a “passive” or index approach to try to achieve each Fund’s investment objective following the securities included in its underlying index during upturns as well as downturns. BFA does not take steps to reduce market exposure or to lessen the effects of a declining market. Divergence from the underlying index and the composition of the portfolio is monitored by BFA.

Market Risk: Market risk arises mainly from uncertainty about future values of financial instruments influenced by price, currency and interest rate movements. It represents the potential loss a fund may suffer through holding market positions in the face of market movements. A fund is exposed to market risk by its investment in equity, fixed income and/or financial derivative instruments or by its investment in underlying funds. The fair value of securities held by a fund may decline due to general market conditions, economic trends or events that are not specifically related to the issuers of the securities including local, regional or global political, social or economic instability or to factors that affect a particular industry or group of industries. The extent of a fund’s exposure to market risk is the market value of the investments held as shown in the fund’s schedule of investments.

Investing in the securities of non-U.S. issuers involves certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: differences in accounting, auditing and financial reporting standards; more substantial governmental involvement in the economy; higher inflation rates, greater social, economic and political uncertainties; possible nationalization or expropriation of assets; less availability of public information about issuers; imposition of withholding or other taxes; higher transaction and custody costs and delays in settlement procedures; and lower level of regulation of the securities markets and issuers. Non-U.S. securities may be less liquid, more difficult to value, and have greater price volatility due to exchange rate fluctuations. These and other risks are heightened for investments in issuers from countries with less developed capital markets.

Credit Risk: Credit risk is the risk that an issuer or guarantor of debt instruments or the counterparty to a financial transaction, including derivatives contracts, repurchase agreements or loans of portfolio securities, is unable or unwilling to make timely interest and/or principal payments or to otherwise honor its obligations. BFA and its affiliates manage counterparty credit risk by entering into transactions only with counterparties that they believe have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose a fund to issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of a fund’s exposure to credit and counterparty risks with respect to those financial assets is approximated by their value recorded in its statement of assets and liabilities.

Concentration Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its schedule of investments.

When a fund concentrates its investments in securities within a single or limited number of market sectors, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the fund and could affect the income from, or the value or liquidity of, the fund’s portfolio.

9.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.

Transactions in capital shares were as follows:

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares		Amount

Nasdaq Biotechnology
Shares sold	34,750,000	$3,921,590,141	75,750,000	(a)	$8,030,762,531
Shares redeemed	(40,450,000)	(4,527,647,079)	(76,400,000	)(a)	(8,103,411,126)

Net decrease	(5,700,000)	$(606,056,938)	(650,000)		$(72,648,595)

North American Natural Resources
Shares sold	650,000	$23,339,716	1,650,000		$54,589,639
Shares redeemed	(2,100,000)	(76,017,607)	(3,750,000)		(123,365,442)

Net decrease	(1,450,000)	$(52,677,891)	(2,100,000)		$(68,775,803)

North American Tech
Shares sold	1,300,000	$261,788,965	1,700,000		$286,590,162
Shares redeemed	(1,350,000)	(261,246,949)	(1,650,000)		(262,552,623)

Net increase (decrease)	(50,000)	$542,016	50,000		$24,037,539

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Notes to Financial Statements  (unaudited) (continued)

	Six Months Ended 09/30/18		Year Ended 03/31/18

iShares ETF	Shares	Amount	Shares	Amount

North American Tech-Multimedia Networking
Shares sold	800,000	$42,042,921	1,150,000	$56,697,189
Shares redeemed	(1,050,000)	(55,589,606)	(1,600,000)	(75,440,294)

Net decrease	(250,000)	$(13,546,685)	(450,000)	$(18,743,105)

North American Tech-Software
Shares sold	7,750,000	$1,451,334,583	11,050,000	$1,632,545,213
Shares redeemed	(5,300,000)	(999,771,935)	(9,500,000)	(1,386,485,376)

Net increase	2,450,000	$451,562,648	1,550,000	$246,059,837

PHLX Semiconductor
Shares sold	20,100,000	$3,687,297,360	19,500,000	$3,168,443,740
Shares redeemed	(20,300,000)	(3,701,773,085)	(16,950,000)	(2,764,961,768)

Net increase (decrease)	(200,000)	$(14,475,725)	2,550,000	$403,481,972

(a)	Share transactions reflect a three-for-one stock split effective after the close of trading on November 30, 2017.

The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Trust’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the statement of assets and liabilities.

10.	LEGAL PROCEEDINGS

On June 16, 2016, investors in certain iShares funds (iShares Core S&P Small-Cap ETF, iShares Russell 1000 Growth ETF, iShares Core S&P 500 ETF, iShares Russell Mid-Cap Growth ETF, iShares Russell Mid-Cap ETF, iShares Russell Mid-Cap Value ETF, iShares Select Dividend ETF, iShares Morningstar Mid-Cap ETF, iShares Morningstar Large-Cap ETF, iShares U.S. Aerospace & Defense ETF and iShares U.S. Preferred Stock ETF) filed a class action lawsuit against iShares Trust, BlackRock, Inc. and certain of its advisory affiliates, and certain directors/trustees and officers of the Funds (collectively, “Defendants”) in California State Court. The lawsuit alleges the Defendants violated federal securities laws by failing to adequately disclose in the prospectuses issued by the funds noted above the risks of using stop-loss orders in the event of a ‘flash crash’, such as the one that occurred on May 6, 2010. On September 18, 2017, the court issued a Statement of Decision holding that the Plaintiffs lack standing to assert their claims. On October 11, 2017, the court entered final judgment dismissing all of the Plaintiffs’ claims with prejudice. Plaintiffs have appealed the court’s decision.

11.	SUBSEQUENT EVENTS

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were available to be issued and the following items were noted:

Effective on or around December 24, 2018, iShares North American Tech ETF (“IGM”) and iShares North American Tech-Software ETF (“IGV”) will change their names to iShares Expanded Tech Sector ETF and iShares Expanded Tech-Software Sector ETF, respectively. The investment objective of IGM will change to track the investment results of a new underlying index, the S&P North American Expanded Technology Sector Index, and will cease to track the S&P North American Technology Sector Index. The investment objective of IGV will change to track the investment results of a new underlying index, the S&P North American Expanded Technology-Software Index, and will cease to track the S&P North American Technology Software Index.

N O T E S T O F I N A N C I A L S T A T E M E N T S	49

Board Review and Approval of Investment Advisory Contract

I. iShares Nasdaq Biotechnology ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates

50	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate, and that BFA and the Board had considered during the June 12-14, 2018 meeting whether to add additional breakpoints and, if so, at what level(s), as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

II. iShares North American Natural Resources ETF, iShares North American Tech ETF and iShares North American Tech-Software ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Trustees requested, and BFA provided, such information as the

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	51

Board Review and Approval of Investment Advisory Contract  (continued)

Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Funds, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of each Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to each Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Funds – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which each Fund invests (if applicable), and waivers/reimbursements (if applicable) of each Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising such Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the applicable Peer Groups. The Board further noted that due to the limitations in providing comparable funds in the various Peer Groups, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Funds in all instances.

The Board also noted that the investment advisory fee rates and overall expenses (net of waivers and reimbursements) for the Funds were within range of the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in their respective Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as any particular Fund, Broadridge also provided, and the Board reviewed, a comparison of such Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that each Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on each Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that each Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds, as well as the resources available to them in managing the Funds. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Funds, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management,

52	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

including the revenues to BTC, a BlackRock affiliate, from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rate as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objectives and strategies as the Funds and that track the same indexes as the Funds. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Funds, including in terms of the different and generally more extensive services provided to the Funds, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Funds, as publicly traded ETFs, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Funds’ expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Funds’ investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

III. iShares North American Tech-Multimedia Networking ETF

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Trustees who are not “interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Trustees”), is required annually to consider and approve the Investment Advisory Contract between the Trust and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Trustees requested, and BFA provided, such information as the Independent Trustees, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. At a meeting on May 11, 2018, a committee composed of all of the Independent Trustees (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or their independent counsel, and requested certain additional information, which management agreed to provide. At these meetings, the 15(c) Committee reviewed and discussed information provided in response to the 15(c) Committee’s initial requests, and requested certain additional

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	53

Board Review and Approval of Investment Advisory Contract  (continued)

information, which management agreed to provide. At a meeting held on May 24, 2018, management presented additional information to the Board relating to the continuance of the Advisory Contract, including information requested by the 15(c) Committee during its initial meeting. The Board, including the Independent Trustees, reviewed and discussed such information at length. The Independent Trustees requested from management certain additional information, which management agreed to provide. At a meeting held on June 12-14, 2018, the Board, including the Independent Trustees, reviewed the additional information provided by management in response to these requests. After extensive discussions, the Board, including all of the Independent Trustees, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The Independent Trustees were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the Advisory Contract for the Fund, the Board, including the Independent Trustees, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) economies of scale; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The material factors, no one of which was controlling, and conclusions that formed the basis for the Board, including the Independent Trustees, to approve the Advisory Contract are discussed below.

Expenses and Performance of the Fund – The Board reviewed statistical information prepared by Broadridge Financial Solutions Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of another fund in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs (including, where applicable, funds sponsored by an “at cost” service provider), objectively selected by Broadridge as comprising the Fund’s applicable peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board further noted that due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances.

The Board also noted that the investment advisory fee rate and overall expenses (net of waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.

In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-, three-, five-, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2017, to that of relevant comparison fund(s) for the same periods.

The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.

Based on this review, the other factors considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA – Based on management’s representations, including information about recent and proposed enhancements to the iShares business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the June 12-14, 2018 meeting and throughout the year, and matters related to BFA’s portfolio compliance policies and procedures.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and its Affiliates – The Board reviewed information about the profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation during their meetings. The Board further noted that it considered the supplemental information the 15(c) Committee requested, which BlackRock provided, regarding the methodology. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).

Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors and other information considered.

54	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

Board Review and Approval of Investment Advisory Contract  (continued)

Economies of Scale – The Board reviewed information regarding potential economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c) Committee and the Board received information regarding BlackRock’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished, among other things, between fixed and variable costs, and showed how the level of fixed and variable costs, as well as the nature of such costs, may impact the existence or size of scale benefits. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through relatively low fee rates established at inception, breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future.

Based on this review of the sharing of scale benefits, as well as the other factors considered at the meeting, the Board concluded that the information concerning the sharing of scale benefits supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates – The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds, and institutional separate accounts (collectively, the “Other Accounts”), and acknowledged BFA’s assertion that the iShares funds are fundamentally different investment vehicles from the Other Accounts. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the different and generally more extensive services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded ETF, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rate under the Advisory Contract for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates – The Board reviewed the “fallout” benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates (including associated commissions) are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Conclusion – Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent Trustees, determined that the Fund’s investment advisory fee rate under the Advisory Contract does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Contract for the coming year.

B O A R D R E V I E W A N D A P P R O V A L O F I N V E S T M E N T A D V I S O R Y C O N T R A C T	55

Supplemental Information  (unaudited)

Section 19(a) Notices

The amounts and sources of distributions reported are estimates and are provided pursuant to regulatory requirements and are not being provided for tax reporting purposes. The actual amounts and sources for tax reporting purposes will depend upon each fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report these distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year-to-Date				% Breakdown of the Total Cumulative Distributions for the Fiscal Year-to-Date
iShares ETF	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital		Total Per Share
Nasdaq Biotechnology	$0.187754	$—	$0.000680	$0.188434	100%	—%	0	%(a)	100%
PHLX Semiconductor	1.436901	—	—	1.436901	100	—	—		100

(a)	Rounds to less than 1%.

56	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

General Information

Electronic Delivery

Shareholders can sign up for email notifications announcing that the shareholder report or prospectus has been posted on the iShares website at www.iShares.com. Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.

To enroll in electronic delivery:

•	Go to www.icsdelivery.com.
•	If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

Availability of Quarterly Schedule of Investments

The iShares Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The iShares Funds’ Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The iShares Funds also disclose their complete schedule of portfolio holdings on a daily basis on the iShares website at www.iShares.com.

Availability of Proxy Voting Policies and Proxy Voting Records

A description of the policies and procedures that the iShares Funds use to determine how to vote proxies relating to portfolio securities and information about how the iShares Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request (1) by calling toll-free 1-800-474-2737; (2) on the iShares website at www.iShares.com; and (3) on the SEC website at www.sec.gov.

G E N E R A L I N F O R M A T I O N	57

Glossary of Terms Used in this Report

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt

NVS	Non-Voting Shares

NYS	New York Registered Shares

58	2 0 1 8 I S H A R E S S E M I - A N N U A L R E P O R T T O S H A R E H O L D E R S

        For more information visit www.iShares.com or call 1-800-iShares (1-800-474-2737)

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Nasdaq, Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the companies listed above.

©2018 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 2. Code of Ethics.

Not applicable to this semi-annual report.

Item 3. Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4. Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5. Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6. Investments.

(a)	Full schedules of investments are attached.

(b)	Not applicable.

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.1%
Boeing Co. (The)	934,156	$347,412,616
General Dynamics Corp.	234,387	47,983,707
Harris Corp.	122,262	20,687,953
Huntington Ingalls Industries Inc.	47,583	12,185,055
Lockheed Martin Corp.	260,233	90,030,209
Northrop Grumman Corp.	199,953	63,459,083
Raytheon Co.	293,741	60,704,515
Rockwell Collins Inc.	275,770	38,737,412
TransDigm Group Inc.(a)	80,813	30,086,680

		711,287,230
Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	154,476	11,358,620
FedEx Corp.	233,931	56,328,246
United Parcel Service Inc., Class B	575,893	67,235,508

		134,922,374
Airlines — 0.2%
American Airlines Group Inc.	361,441	14,938,356
Southwest Airlines Co.	579,077	36,163,359

		51,101,715
Auto Components — 0.2%
Aptiv PLC	463,724	38,906,444
BorgWarner Inc.	223,793	9,573,864

		48,480,308
Banks — 1.2%
Bank of America Corp.	7,940,576	233,929,369
Comerica Inc.	141,962	12,804,973
SVB Financial Group(a)	91,599	28,471,717

		275,206,059
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	178,687	9,032,628
Coca-Cola Co. (The)	3,182,152	146,983,601
Constellation Brands Inc., Class A	283,406	61,108,001
Monster Beverage Corp.(a)	667,649	38,910,584
PepsiCo Inc.	1,245,284	139,222,751

		395,257,565
Biotechnology — 3.8%
AbbVie Inc.	2,602,636	246,157,313
Alexion Pharmaceuticals Inc.(a)	192,248	26,724,395
Amgen Inc.	648,600	134,448,294
Biogen Inc.(a)	236,752	83,646,849
Celgene Corp.(a)(b)	1,192,962	106,758,169
Gilead Sciences Inc.	1,429,276	110,354,400
Incyte Corp.(a)	291,072	20,107,254
Regeneron Pharmaceuticals Inc.(a)	130,507	52,730,048
Vertex Pharmaceuticals Inc.(a)	434,142	83,676,529

		864,603,251

Building Products — 0.2%
Allegion PLC(b)	97,890	8,865,897
AO Smith Corp.	235,512	12,569,276
Fortune Brands Home & Security Inc.	230,830	12,086,259
Masco Corp.	328,835	12,035,361

		45,556,793

Capital Markets — 2.7%
Affiliated Managers Group Inc.	36,365	4,971,823
Ameriprise Financial Inc.	171,434	25,313,944
BlackRock Inc.(c)	122,359	57,671,468

Security	Shares	Value

Capital Markets (continued)
Cboe Global Markets Inc.	184,518	$17,706,347
Charles Schwab Corp. (The)	2,119,874	104,191,807
CME Group Inc.	385,641	65,639,955
E*TRADE Financial Corp.(a)	431,086	22,584,596
Intercontinental Exchange Inc.	970,169	72,655,956
Moody’s Corp.	281,185	47,014,132
MSCI Inc.	147,746	26,211,618
Nasdaq Inc.	86,786	7,446,239
Northern Trust Corp.	199,354	20,360,024
Raymond James Financial Inc.	100,317	9,234,180
S&P Global Inc.	430,913	84,196,091
T Rowe Price Group Inc.	409,019	44,656,694

		609,854,874

Chemicals — 1.0%
Air Products & Chemicals Inc.	130,732	21,838,781
Albemarle Corp.	102,767	10,254,091
CF Industries Holdings Inc.	158,550	8,631,462
Ecolab Inc.	195,332	30,624,151
FMC Corp.	222,101	19,362,765
International Flavors & Fragrances Inc.	95,202	13,244,502
PPG Industries Inc.	192,394	20,995,957
Praxair Inc.	251,140	40,365,732
Sherwin-Williams Co. (The)	152,260	69,310,275

		234,627,716

Commercial Services & Supplies — 0.6%
Cintas Corp.	156,688	30,994,453
Copart Inc.(a)	365,729	18,846,015
Republic Services Inc.	162,059	11,775,207
Rollins Inc.	167,085	10,140,389
Waste Management Inc.	665,872	60,168,194

		131,924,258

Communications Equipment — 1.1%
Arista Networks Inc.(a)	91,664	24,369,791
Cisco Systems Inc.	3,857,322	187,658,715
F5 Networks Inc.(a)(b)	56,689	11,304,920
Motorola Solutions Inc.	271,540	35,338,216

		258,671,642

Construction Materials — 0.1%
Martin Marietta Materials Inc.	42,781	7,784,003
Vulcan Materials Co.	109,200	12,143,040

		19,927,043

Consumer Finance — 0.3%
American Express Co.	735,453	78,318,390

Containers & Packaging — 0.1%
Avery Dennison Corp.	143,129	15,508,027
Packaging Corp. of America	99,072	10,867,208
Sealed Air Corp.	86,711	3,481,447

		29,856,682

Distributors — 0.0%
LKQ Corp.(a)	293,918	9,308,383

Diversified Consumer Services — 0.0%
H&R Block Inc.	197,658	5,089,694

Electric Utilities — 0.4%
FirstEnergy Corp.	325,520	12,099,578
NextEra Energy Inc.	414,394	69,452,435

		81,552,013

1

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electrical Equipment — 0.4%
AMETEK Inc.	387,468	$30,656,468
Emerson Electric Co.	431,081	33,012,183
Rockwell Automation Inc.	141,576	26,548,332

		90,216,983

Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	505,605	47,536,982
Corning Inc.	1,363,497	48,131,444
FLIR Systems Inc.	149,112	9,165,915
IPG Photonics Corp.(a)	57,245	8,934,227
TE Connectivity Ltd.	420,908	37,010,440

		150,779,008

Entertainment — 2.8%
Activision Blizzard Inc.	1,390,902	115,709,137
Electronic Arts Inc.(a)	562,335	67,755,744
Netflix Inc.(a)(b)	781,158	292,254,643
Take-Two Interactive Software Inc.(a)	154,173	21,274,332
Walt Disney Co. (The)	1,245,886	145,693,909

		642,687,765

Equity Real Estate Investment Trusts (REITs) — 2.4%
Alexandria Real Estate Equities Inc.(b)	92,061	11,580,353
American Tower Corp.	782,719	113,729,071
Apartment Investment & Management Co., Class A	102,699	4,532,107
AvalonBay Communities Inc.	100,077	18,128,948
Boston Properties Inc.	110,502	13,601,691
Crown Castle International Corp.	503,323	56,034,950
Digital Realty Trust Inc.(b)	226,035	25,424,417
Equinix Inc.	135,437	58,629,323
Essex Property Trust Inc.	55,836	13,775,300
Extra Space Storage Inc.(b)	208,109	18,030,564
Federal Realty Investment Trust	53,586	6,777,021
Iron Mountain Inc.	200,115	6,907,970
Prologis Inc.(b)	1,066,812	72,319,185
Public Storage	139,914	28,210,860
SBA Communications Corp.(a)	191,810	30,810,440
Simon Property Group Inc.	257,697	45,547,945
UDR Inc.(b)	284,572	11,505,246
Vornado Realty Trust	182,879	13,350,167

		548,895,558

Food Products — 0.2%
General Mills Inc.	340,697	14,622,715
Hershey Co. (The)	122,209	12,465,318
Kellogg Co.	146,115	10,230,973
McCormick & Co. Inc./MD, NVS	96,203	12,674,745

		49,993,751

Health Care Equipment & Supplies — 4.7%
Abbott Laboratories	3,162,618	232,009,656
ABIOMED Inc.(a)	82,878	37,274,381
Align Technology Inc.(a)(b)	133,033	52,045,170
Baxter International Inc.	466,229	35,941,594
Becton Dickinson and Co.	483,803	126,272,583
Boston Scientific Corp.(a)	2,384,009	91,784,347
Cooper Companies Inc. (The)(b)	81,322	22,538,392
Edwards Lifesciences Corp.(a)	356,233	62,020,165
Hologic Inc.(a)	447,897	18,354,819
IDEXX Laboratories Inc.(a)	151,751	37,886,155
Intuitive Surgical Inc.(a)(b)	204,508	117,387,592
Medtronic PLC	1,011,449	99,496,238
ResMed Inc.	237,620	27,407,091
Stryker Corp.	533,053	94,712,857

Security	Shares	Value

Health Care Equipment & Supplies (continued)
Varian Medical Systems Inc.(a)	76,628	$8,576,972
Zimmer Biomet Holdings Inc.	189,284	24,885,167

		1,088,593,179

Health Care Providers & Services — 3.3%
Aetna Inc.	275,895	55,965,301
Anthem Inc.	232,697	63,770,613
Centene Corp.(a)	345,645	50,042,483
Cigna Corp.	412,043	85,807,955
HCA Healthcare Inc.	272,105	37,855,248
Laboratory Corp. of America Holdings(a)	96,912	16,831,676
UnitedHealth Group Inc.	1,652,602	439,658,236
WellCare Health Plans Inc.(a)	50,656	16,234,741

		766,166,253

Health Care Technology — 0.2%
Cerner Corp.(a)	551,013	35,490,747

Hotels, Restaurants & Leisure — 2.3%
Carnival Corp.	299,502	19,099,243
Chipotle Mexican Grill Inc.(a)(b)	15,167	6,893,705
Darden Restaurants Inc.	121,301	13,487,458
Hilton Worldwide Holdings Inc.	196,715	15,890,638
Marriott International Inc./MD, Class A	562,909	74,320,875
McDonald’s Corp.	1,320,146	220,847,224
MGM Resorts International	397,819	11,103,128
Norwegian Cruise Line Holdings Ltd.(a)	335,887	19,289,990
Royal Caribbean Cruises Ltd.	187,851	24,409,359
Starbucks Corp.	1,461,719	83,084,108
Wynn Resorts Ltd.	195,448	24,833,623
Yum! Brands Inc.	236,101	21,463,942

		534,723,293

Household Durables — 0.3%
DR Horton Inc.	569,791	24,033,784
Garmin Ltd.	93,282	6,534,404
Lennar Corp., Class A	283,342	13,229,238
Mohawk Industries Inc.(a)	66,724	11,700,053
PulteGroup Inc.	420,528	10,416,479

		65,913,958

Household Products — 1.0%
Church & Dwight Co. Inc.	210,485	12,496,494
Clorox Co. (The)	120,114	18,066,347
Colgate-Palmolive Co.	686,215	45,942,094
Kimberly-Clark Corp.	255,282	29,010,247
Procter & Gamble Co. (The)	1,564,175	130,186,285

		235,701,467

Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy Inc.	260,558	9,744,869

Industrial Conglomerates — 1.7%
3M Co.	998,253	210,341,890
Honeywell International Inc.	743,870	123,779,968
Roper Technologies Inc.	174,222	51,606,298

		385,728,156

Insurance — 0.9%
Allstate Corp. (The)	271,104	26,757,965
Aon PLC	240,021	36,910,429
Arthur J Gallagher & Co.	150,334	11,190,863
Marsh & McLennan Companies Inc.	483,399	39,986,765
Principal Financial Group Inc.	196,360	11,504,732
Progressive Corp. (The)	1,034,911	73,520,078

2

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Insurance (continued)
Torchmark Corp.	66,512	$5,765,925
Willis Towers Watson PLC	89,169	12,567,479

		218,204,236

Interactive Media & Services — 8.1%
Alphabet Inc., Class A(a)	451,814	545,375,643
Alphabet Inc., Class C, NVS(a)	492,388	587,650,306
Facebook Inc., Class A(a)	4,106,294	675,321,111
TripAdvisor Inc.(a)(b)	128,842	6,579,961
Twitter Inc.(a)	1,363,536	38,806,235

		1,853,733,256

Internet & Direct Marketing Retail — 6.9%
Amazon.com Inc.(a)	657,384	1,316,740,152
Booking Holdings Inc.(a)	89,305	177,181,120
eBay Inc.(a)	1,942,628	64,145,576
Expedia Group Inc.	182,610	23,826,953

		1,581,893,801

IT Services — 7.3%
Accenture PLC, Class A	761,942	129,682,528
Akamai Technologies Inc.(a)	114,651	8,386,721
Alliance Data Systems Corp.	46,451	10,969,868
Automatic Data Processing Inc.	780,520	117,593,143
Broadridge Financial Solutions Inc.	204,962	27,044,736
Cognizant Technology Solutions Corp., Class A	981,604	75,730,749
DXC Technology Co.	242,290	22,658,961
Fidelity National Information Services Inc.	341,769	37,276,745
Fiserv Inc.(a)	682,697	56,240,579
FleetCor Technologies Inc.(a)	151,410	34,497,254
Gartner Inc.(a)(b)	150,616	23,872,636
Global Payments Inc.(b)	273,203	34,806,062
Mastercard Inc., Class A	1,629,820	362,814,230
Paychex Inc.	346,019	25,484,299
PayPal Holdings Inc.(a)(b)	2,155,969	189,380,317
Total System Services Inc.	306,282	30,242,285
VeriSign Inc.(a)	178,874	28,641,305
Visa Inc., Class A	3,024,980	454,019,248
Western Union Co. (The)	261,109	4,976,738

		1,674,318,404

Leisure Products — 0.1%
Hasbro Inc.	101,403	10,659,483
Mattel Inc.	117,598	1,846,289

		12,505,772

Life Sciences Tools & Services — 1.5%
Agilent Technologies Inc.	534,393	37,696,082
Illumina Inc.(a)	260,257	95,529,935
IQVIA Holdings Inc.(a)	155,028	20,113,333
Mettler-Toledo International Inc.(a)	41,937	25,538,794
PerkinElmer Inc.	110,129	10,712,248
Thermo Fisher Scientific Inc.	514,873	125,670,202
Waters Corp.(a)(b)	128,102	24,938,897

		340,199,491

Machinery — 1.4%
Caterpillar Inc.	523,136	79,773,009
Deere & Co.	297,558	44,731,894
Dover Corp.	133,496	11,818,401
Fortive Corp.(b)	338,623	28,512,057
Illinois Tool Works Inc.	522,061	73,673,248
Ingersoll-Rand PLC	169,269	17,316,219
Parker-Hannifin Corp.	122,961	22,616,217

Security	Shares	Value

Machinery (continued)
Stanley Black & Decker Inc.	167,908	$24,588,447
Xylem Inc./NY	203,199	16,229,504

		319,258,996

Media — 1.1%
CBS Corp., Class B, NVS	247,883	14,240,878
Charter Communications Inc., Class A(a)	302,722	98,651,045
Comcast Corp., Class A	3,936,204	139,380,984

		252,272,907

Multi-Utilities — 0.2%
Dominion Energy Inc.	414,457	29,128,038
WEC Energy Group Inc.	216,058	14,424,032

		43,552,070

Multiline Retail — 0.2%
Dollar General Corp.	211,920	23,162,856
Dollar Tree Inc.(a)	398,028	32,459,183

		55,622,039

Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	315,816	7,112,176
Cimarex Energy Co.	44,750	4,159,065
EOG Resources Inc.	340,406	43,425,594
Hess Corp.	133,399	9,548,700

		64,245,535

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	382,200	55,541,304

Pharmaceuticals — 4.3%
Bristol-Myers Squibb Co.	1,743,907	108,261,747
Eli Lilly & Co.	999,688	107,276,519
Johnson & Johnson	2,484,019	343,216,905
Merck & Co. Inc.	1,670,166	118,481,576
Nektar Therapeutics(a)	302,224	18,423,575
Perrigo Co. PLC	68,068	4,819,215
Pfizer Inc.	4,587,777	202,183,332
Zoetis Inc.	814,905	74,612,702

		977,275,571

Professional Services — 0.2%
Equifax Inc.	116,204	15,172,756
Robert Half International Inc.	114,491	8,057,877
Verisk Analytics Inc.(a)	174,269	21,008,128

		44,238,761

Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	590,659	26,048,062

Road & Rail — 1.2%
CSX Corp.	1,383,623	102,457,283
JB Hunt Transport Services Inc.	79,533	9,459,655
Kansas City Southern(b)	76,181	8,629,784
Norfolk Southern Corp.	211,458	38,168,169
Union Pacific Corp.	652,287	106,211,892

		264,926,783

Semiconductors & Semiconductor Equipment — 5.8%
Advanced Micro Devices Inc.(a)(b)	516,829	15,964,848
Analog Devices Inc.	630,059	58,255,255
Applied Materials Inc.	1,681,360	64,984,564
Broadcom Inc.	738,086	182,107,959
Intel Corp.	4,602,877	217,670,053
KLA-Tencor Corp.	259,881	26,432,497
Lam Research Corp.	267,195	40,533,481
Microchip Technology Inc.(b)	395,865	31,237,707

3

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Micron Technology Inc.(a)	2,013,559	$91,073,274
NVIDIA Corp.	1,071,006	300,974,106
Qorvo Inc.(a)(b)	205,617	15,809,891
QUALCOMM Inc.	860,630	61,991,179
Skyworks Solutions Inc.	297,878	27,020,513
Texas Instruments Inc.	1,736,664	186,326,681
Xilinx Inc.	254,597	20,411,041

		1,340,793,049
Software — 10.0%
Adobe Systems Inc.(a)	895,226	241,666,259
ANSYS Inc.(a)	179,161	33,445,776
Autodesk Inc.(a)	251,240	39,221,076
Cadence Design Systems Inc.(a)	592,684	26,860,439
Citrix Systems Inc.(a)	230,659	25,640,054
Intuit Inc.	513,650	116,804,010
Microsoft Corp.	11,878,857	1,358,584,875
Oracle Corp.	2,780,158	143,344,947
Red Hat Inc.(a)	337,878	46,046,014
salesforce.com Inc.(a)	1,370,280	217,915,628
Symantec Corp.	468,197	9,963,232
Synopsys Inc.(a)	327,188	32,264,009

		2,291,756,319
Specialty Retail — 3.0%
AutoZone Inc.(a)	18,503	14,352,777
CarMax Inc.(a)(b)	142,031	10,605,455
Home Depot Inc. (The)	1,955,334	405,047,438
Lowe’s Companies Inc.	935,614	107,427,199
O’Reilly Automotive Inc.(a)	72,279	25,103,942
Ross Stores Inc.	417,228	41,347,295
Tiffany & Co.	72,648	9,369,413
TJX Companies Inc. (The)	475,503	53,265,846
Tractor Supply Co.	77,604	7,052,652
Ulta Salon Cosmetics & Fragrance Inc.(a)	64,510	18,199,561

		691,771,578
Technology Hardware, Storage & Peripherals — 7.8%
Apple Inc.	7,812,861	1,763,675,242
NetApp Inc.	447,080	38,399,701

		1,802,074,943
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	221,077	4,074,449
Michael Kors Holdings Ltd.(a)	251,476	17,241,195
NIKE Inc., Class B	1,555,622	131,792,296
Tapestry Inc.	178,250	8,960,627
VF Corp.	356,217	33,288,479

		195,357,046
Tobacco — 0.9%
Altria Group Inc.	1,791,241	108,029,745
Philip Morris International Inc.	1,318,484	107,509,185

		215,538,930
Trading Companies & Distributors — 0.2%
Fastenal Co.	262,616	15,236,980
United Rentals Inc.(a)	137,228	22,450,501

		37,687,481
Water Utilities — 0.1%
American Water Works Co. Inc.	161,687	14,223,605

Total Common Stocks — 99.9% (Cost: $15,597,327,052)		22,963,220,916

Security	Shares	Value

Short-Term Investments

Money Market Funds — 1.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	161,714,951	$161,763,465
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	92,346,474	92,346,475

		254,109,940

Total Short-Term Investments — 1.1% (Cost: $254,093,294)		254,109,940

Total Investments in Securities — 101.0% (Cost: $15,851,420,346)		23,217,330,856
Other Assets, Less Liabilities — (1.0)%		(225,842,547)

Net Assets — 100.0%		$22,991,488,309

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

4

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 2.3%
Arconic Inc.	579,913	$12,763,885
General Dynamics Corp.	189,309	38,755,338
Harris Corp.	59,089	9,998,450
Huntington Ingalls Industries Inc.	18,845	4,825,828
L3 Technologies Inc.	106,277	22,596,616
Lockheed Martin Corp.	127,992	44,280,112
Northrop Grumman Corp.	75,614	23,997,615
Raytheon Co.	151,243	31,255,878
Textron Inc.(a)	337,472	24,119,124
United Technologies Corp.	1,022,442	142,947,616

		355,540,462

Air Freight & Logistics — 0.8%
CH Robinson Worldwide Inc.	187,709	18,380,465
Expeditors International of Washington Inc.	107,212	7,883,298
FedEx Corp.	142,217	34,244,432
United Parcel Service Inc., Class B	480,748	56,127,329

		116,635,524

Airlines — 0.8%
Alaska Air Group Inc.	167,913	11,562,489
American Airlines Group Inc.	255,465	10,558,368
Delta Air Lines Inc.	855,259	49,459,628
Southwest Airlines Co.	232,668	14,530,117
United Continental Holdings Inc.(b)	311,302	27,724,556

		113,835,158

Auto Components — 0.1%
BorgWarner Inc.	90,276	3,862,007
Goodyear Tire & Rubber Co. (The)	321,300	7,515,207

		11,377,214

Automobiles — 0.8%
Ford Motor Co.	5,319,865	49,208,751
General Motors Co.	1,783,799	60,060,512
Harley-Davidson Inc.	226,409	10,256,328

		119,525,591

Banks — 11.5%
Bank of America Corp.	6,566,684	193,454,511
BB&T Corp.	1,052,839	51,104,805
Citigroup Inc.	3,421,255	245,440,834
Citizens Financial Group Inc.	647,035	24,956,140
Comerica Inc.	114,610	10,337,822
Fifth Third Bancorp	905,715	25,287,563
Huntington Bancshares Inc./OH	1,500,777	22,391,593
JPMorgan Chase & Co.	4,569,029	515,569,232
KeyCorp	1,430,214	28,446,957
M&T Bank Corp.	195,480	32,164,279
People’s United Financial Inc.	473,372	8,104,129
PNC Financial Services Group Inc. (The)(c)	631,206	85,963,945
Regions Financial Corp.	1,498,778	27,502,576
SunTrust Banks Inc.	626,351	41,833,983
U.S. Bancorp	2,081,763	109,937,904
Wells Fargo & Co.	5,892,665	309,718,472
Zions BanCorp	264,286	13,253,943

		1,745,468,688

Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	76,038	3,843,721
Coca-Cola Co. (The)	2,861,956	132,193,748
Molson Coors Brewing Co., Class B	252,513	15,529,549

Security	Shares	Value

Beverages (continued)
PepsiCo Inc.	980,593	$109,630,297

		261,197,315

Biotechnology — 1.1%
Alexion Pharmaceuticals Inc.(b)	145,050	20,163,401
Amgen Inc.	360,779	74,785,879
Biogen Inc.(b)	84,895	29,994,252
Gilead Sciences Inc.	616,819	47,624,595

		172,568,127

Building Products — 0.4%
Allegion PLC	44,494	4,029,822
Johnson Controls International PLC	1,257,132	43,999,620
Masco Corp.	143,637	5,257,114

		53,286,556

Capital Markets — 2.8%
Affiliated Managers Group Inc.	39,952	5,462,237
Ameriprise Financial Inc.	59,787	8,828,148
Bank of New York Mellon Corp. (The)	1,250,646	63,770,440
BlackRock Inc.(c)	68,492	32,282,334
CME Group Inc.	153,276	26,089,108
Franklin Resources Inc.	417,922	12,709,008
Goldman Sachs Group Inc. (The)	477,348	107,040,516
Invesco Ltd.	556,629	12,735,672
Morgan Stanley	1,802,715	83,952,438
Nasdaq Inc.	80,934	6,944,137
Northern Trust Corp.	140,411	14,340,175
Raymond James Financial Inc.	91,205	8,395,420
State Street Corp.	515,804	43,214,059

		425,763,692

Chemicals — 2.7%
Air Products & Chemicals Inc.	191,138	31,929,603
Albemarle Corp.	60,448	6,031,501
CF Industries Holdings Inc.	181,097	9,858,921
DowDuPont Inc.	3,136,815	201,728,573
Eastman Chemical Co.	192,066	18,384,558
Ecolab Inc.	186,638	29,261,106
International Flavors & Fragrances Inc.	48,625	6,764,710
LyondellBasell Industries NV, Class A	434,006	44,489,955
Mosaic Co. (The)	484,802	15,746,369
PPG Industries Inc.	170,696	18,628,054
Praxair Inc.	188,121	30,236,688

		413,060,038

Commercial Services & Supplies — 0.1%
Republic Services Inc.	160,030	11,627,780
Stericycle Inc.(b)	116,717	6,848,953

		18,476,733

Communications Equipment — 1.2%
Cisco Systems Inc.	3,355,885	163,263,805
F5 Networks Inc.(b)	34,469	6,873,808
Juniper Networks Inc.	468,013	14,026,350

		184,163,963

Construction & Engineering — 0.2%
Fluor Corp.	190,492	11,067,585
Jacobs Engineering Group Inc.	161,577	12,360,641
Quanta Services Inc.(b)	201,416	6,723,266

		30,151,492

Construction Materials — 0.1%
Martin Marietta Materials Inc.	49,222	8,955,943

5

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Construction Materials (continued)
Vulcan Materials Co.	88,085	$9,795,052

		18,750,995

Consumer Finance — 1.1%
American Express Co.	383,950	40,886,835
Capital One Financial Corp.	650,406	61,743,042
Discover Financial Services	465,834	35,613,009
Synchrony Financial	926,387	28,792,108

		167,034,994

Containers & Packaging — 0.5%
Ball Corp.	467,538	20,566,997
International Paper Co.	555,858	27,320,421
Packaging Corp. of America	44,408	4,871,113
Sealed Air Corp.	134,353	5,394,273
WestRock Co.	346,516	18,517,815

		76,670,619

Distributors — 0.2%
Genuine Parts Co.	199,544	19,834,673
LKQ Corp.(b)	178,625	5,657,054

		25,491,727

Diversified Consumer Services — 0.0%
H&R Block Inc.	99,965	2,574,099

Diversified Financial Services — 3.8%
Berkshire Hathaway Inc., Class B(b)	2,650,194	567,433,037
Jefferies Financial Group Inc.(a)	396,459	8,706,240

		576,139,277

Diversified Telecommunication Services — 4.4%
AT&T Inc.	9,872,489	331,518,180
CenturyLink Inc.	1,292,190	27,394,428
Verizon Communications Inc.	5,617,253	299,905,138

		658,817,746

Electric Utilities — 3.5%
Alliant Energy Corp.	319,606	13,605,627
American Electric Power Co. Inc.	670,130	47,498,814
Duke Energy Corp.	968,427	77,493,529
Edison International	442,690	29,961,259
Entergy Corp.	245,868	19,947,271
Evergy Inc.(a)	369,265	20,280,034
Eversource Energy	432,125	26,549,760
Exelon Corp.	1,311,888	57,277,030
FirstEnergy Corp.	392,029	14,571,718
NextEra Energy Inc.	314,156	52,652,546
PG&E Corp.	703,053	32,347,469
Pinnacle West Capital Corp.	151,627	12,005,826
PPL Corp.	950,196	27,802,735
Southern Co. (The)	1,378,690	60,110,884
Xcel Energy Inc.	691,183	32,630,749

		524,735,251

Electrical Equipment — 0.7%
Eaton Corp. PLC	589,059	51,089,087
Emerson Electric Co.	504,085	38,602,829
Rockwell Automation Inc.	51,906	9,733,413

		99,425,329

Electronic Equipment, Instruments & Components — 0.1%
FLIR Systems Inc.	59,722	3,671,111
TE Connectivity Ltd.	133,415	11,731,181

		15,402,292

Security	Shares	Value

Energy Equipment & Services — 1.5%
Baker Hughes a GE Co.	567,331	$19,192,808
Halliburton Co.	1,196,194	48,481,743
Helmerich & Payne Inc.	148,101	10,184,906
National Oilwell Varco Inc.	519,691	22,388,288
Schlumberger Ltd.	1,881,672	114,631,458
TechnipFMC PLC	580,807	18,150,219

		233,029,422

Entertainment — 1.6%
Take-Two Interactive Software Inc.(b)	54,072	7,461,395
Twenty-First Century Fox Inc., Class A, NVS	1,432,956	66,388,851
Twenty-First Century Fox Inc., Class B(a)	662,196	30,341,821
Viacom Inc., Class B, NVS	478,183	16,143,458
Walt Disney Co. (The)	1,071,589	125,311,618

		245,647,143

Equity Real Estate Investment Trusts (REITs) — 2.8%
Alexandria Real Estate Equities Inc.(a)	66,520	8,367,551
Apartment Investment & Management Co., Class A	121,480	5,360,912
AvalonBay Communities Inc.(a)	105,090	19,037,054
Boston Properties Inc.(a)	118,057	14,531,636
Crown Castle International Corp.(a)	180,777	20,125,903
Digital Realty Trust Inc.(a)	112,034	12,601,584
Duke Realty Corp.	485,974	13,787,082
Equity Residential	499,915	33,124,368
Essex Property Trust Inc.	43,136	10,642,083
Federal Realty Investment Trust	52,856	6,684,698
HCP Inc.	640,754	16,864,645
Host Hotels & Resorts Inc.(a)	1,009,247	21,295,112
Iron Mountain Inc.(a)	210,591	7,269,601
Kimco Realty Corp.(a)	574,351	9,614,636
Macerich Co. (The)	143,816	7,951,587
Mid-America Apartment Communities Inc.(a)	154,640	15,491,835
Public Storage(a)	89,892	18,124,924
Realty Income Corp.(a)	393,804	22,403,510
Regency Centers Corp.	231,632	14,979,641
Simon Property Group Inc.	214,410	37,896,967
SL Green Realty Corp.(a)	117,684	11,477,721
UDR Inc.	122,249	4,942,527
Ventas Inc.(a)	484,274	26,334,820
Vornado Realty Trust	82,817	6,045,641
Welltower Inc.	505,002	32,481,729
Weyerhaeuser Co.	1,032,195	33,308,933

		430,746,700

Food & Staples Retailing — 3.2%
Costco Wholesale Corp.	596,186	140,032,168
Kroger Co. (The)	1,083,059	31,527,847
Sysco Corp.	650,090	47,619,093
Walgreens Boots Alliance Inc.	1,146,783	83,600,481
Walmart Inc.	1,950,952	183,213,902

		485,993,491

Food Products — 2.1%
Archer-Daniels-Midland Co.	762,165	38,314,035
Campbell Soup Co.	262,002	9,597,133
Conagra Brands Inc.	531,935	18,069,832
General Mills Inc.	524,390	22,506,819
Hershey Co. (The)	87,546	8,929,692
Hormel Foods Corp.	368,646	14,524,652
JM Smucker Co. (The)	154,864	15,890,595
Kellogg Co.	219,314	15,356,366
Kraft Heinz Co. (The)	845,342	46,586,798

6

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Food Products (continued)
McCormick & Co. Inc./MD, NVS	84,538	$11,137,881
Mondelez International Inc., Class A	1,993,749	85,651,457
Tyson Foods Inc., Class A	402,279	23,947,669

		310,512,929

Health Care Equipment & Supplies — 1.7%
Baxter International Inc.	296,933	22,890,565
Danaher Corp.	837,142	90,963,850
DENTSPLY SIRONA Inc.	302,272	11,407,745
Medtronic PLC	1,046,510	102,945,189
Varian Medical Systems Inc.(a)(b)	59,152	6,620,883
Zimmer Biomet Holdings Inc.	121,965	16,034,739

		250,862,971

Health Care Providers & Services — 3.5%
Aetna Inc.	222,780	45,190,923
AmerisourceBergen Corp.	217,657	20,072,328
Anthem Inc.	166,099	45,519,431
Cardinal Health Inc.	419,845	22,671,630
CVS Health Corp.	1,384,030	108,950,842
DaVita Inc.(b)	173,421	12,422,146
Envision Healthcare Corp.(b)	165,434	7,565,297
Express Scripts Holding Co.(b)	764,335	72,619,468
HCA Healthcare Inc.	168,609	23,456,884
Henry Schein Inc.(a)(b)	208,150	17,698,994
Humana Inc.	187,285	63,399,718
Laboratory Corp. of America Holdings(b)	58,067	10,085,077
McKesson Corp.	271,583	36,025,485
Quest Diagnostics Inc.	185,412	20,007,809
Universal Health Services Inc., Class B	117,034	14,961,627
WellCare Health Plans Inc.(b)	25,435	8,151,663

		528,799,322

Hotels, Restaurants & Leisure — 0.9%
Carnival Corp.	301,525	19,228,249
Chipotle Mexican Grill Inc.(b)	20,261	9,209,030
Darden Restaurants Inc.	66,765	7,423,600
Hilton Worldwide Holdings Inc.	242,684	19,604,013
MGM Resorts International	391,216	10,918,839
Royal Caribbean Cruises Ltd.	77,891	10,121,157
Starbucks Corp.	660,263	37,529,349
Yum! Brands Inc.	237,290	21,572,034

		135,606,271

Household Durables — 0.3%
Garmin Ltd.	82,585	5,785,079
Leggett & Platt Inc.	176,857	7,744,568
Lennar Corp., Class A	163,509	7,634,235
Mohawk Industries Inc.(b)	30,196	5,294,869
Newell Brands Inc.	594,277	12,063,823
Whirlpool Corp.	87,574	10,399,413

		48,921,987

Household Products — 1.8%
Church & Dwight Co. Inc.	156,435	9,287,546
Clorox Co. (The)	74,756	11,244,050
Colgate-Palmolive Co.	625,224	41,858,747
Kimberly-Clark Corp.	264,489	30,056,530
Procter & Gamble Co. (The)	2,131,884	177,436,705

		269,883,578

Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	896,226	12,547,164

Security	Shares	Value

Independent Power and Renewable Electricity Producers (continued)
NRG Energy Inc.	189,236	$7,077,426

		19,624,590

Industrial Conglomerates — 1.3%
General Electric Co.	11,815,285	133,394,568
Honeywell International Inc.	413,919	68,876,121

		202,270,689

Insurance — 3.9%
Aflac Inc.	1,043,803	49,131,807
Allstate Corp. (The)	249,467	24,622,393
American International Group Inc.	1,207,818	64,304,230
Aon PLC	135,252	20,799,053
Arthur J Gallagher & Co.	120,557	8,974,263
Assurant Inc.	71,903	7,761,929
Brighthouse Financial Inc.(a)(b)	162,991	7,210,722
Chubb Ltd.	629,788	84,164,868
Cincinnati Financial Corp.	203,927	15,663,633
Everest Re Group Ltd.	55,790	12,746,341
Hartford Financial Services Group Inc. (The)	487,218	24,341,411
Lincoln National Corp.	294,572	19,930,742
Loews Corp.	377,149	18,944,194
Marsh & McLennan Companies Inc.	294,570	24,366,831
MetLife Inc.	1,352,455	63,186,698
Principal Financial Group Inc.	193,819	11,355,855
Prudential Financial Inc.	566,900	57,438,308
Torchmark Corp.	81,596	7,073,557
Travelers Companies Inc. (The)	363,908	47,202,507
Unum Group	297,057	11,606,017
Willis Towers Watson PLC	103,111	14,532,464

		595,357,823

Interactive Media & Services — 0.0%
TripAdvisor Inc.(a)(b)	87,610	4,474,243

Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	66,265	8,646,257

IT Services — 2.1%
Accenture PLC, Class A	322,299	54,855,290
Akamai Technologies Inc.(a)(b)	138,176	10,107,574
Alliance Data Systems Corp.	25,053	5,916,516
DXC Technology Co.	183,471	17,158,208
Fidelity National Information Services Inc.	169,869	18,527,612
International Business Machines Corp.	1,240,883	187,633,918
Paychex Inc.	152,869	11,258,802
Western Union Co. (The)	370,895	7,069,259

		312,527,179

Leisure Products — 0.1%
Hasbro Inc.	71,709	7,538,050
Mattel Inc.(a)	345,450	5,423,565

		12,961,615

Life Sciences Tools & Services — 0.4%
IQVIA Holdings Inc.(b)	92,529	12,004,713
PerkinElmer Inc.	57,771	5,619,385
Thermo Fisher Scientific Inc.	153,586	37,487,271

		55,111,369

Machinery — 1.7%
Caterpillar Inc.	387,825	59,139,434
Cummins Inc.	204,255	29,835,528
Deere & Co.	196,788	29,583,140
Dover Corp.	88,800	7,861,464

7

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Flowserve Corp.	178,722	$9,774,306
Fortive Corp.(a)	141,956	11,952,695
Ingersoll-Rand PLC	193,425	19,787,378
PACCAR Inc.	475,726	32,439,756
Parker-Hannifin Corp.	79,622	14,644,874
Pentair PLC	219,991	9,536,610
Snap-on Inc.(a)	76,483	14,042,279
Stanley Black & Decker Inc.	71,136	10,417,156
Xylem Inc./NY	76,579	6,116,365

		255,130,985

Media — 1.3%
CBS Corp., Class B, NVS	252,780	14,522,211
Comcast Corp., Class A	3,108,086	110,057,325
Discovery Inc., Class A(a)(b)	212,722	6,807,104
Discovery Inc., Class C, NVS(b)	491,715	14,544,930
DISH Network Corp., Class A(b)	310,192	11,092,466
Interpublic Group of Companies Inc. (The)	522,406	11,947,425
News Corp., Class A, NVS	525,940	6,937,149
News Corp., Class B	164,362	2,235,323
Omnicom Group Inc.	305,029	20,748,072

		198,892,005

Metals & Mining — 0.5%
Freeport-McMoRan Inc.	1,969,880	27,420,729
Newmont Mining Corp.	726,063	21,927,103
Nucor Corp.	430,005	27,283,817

		76,631,649

Multi-Utilities — 1.8%
Ameren Corp.	332,622	21,028,363
CenterPoint Energy Inc.	668,905	18,495,223
CMS Energy Corp.	384,962	18,863,138
Consolidated Edison Inc.	423,568	32,271,646
Dominion Energy Inc.	551,327	38,747,261
DTE Energy Co.	246,682	26,920,407
NiSource Inc.	496,317	12,368,220
Public Service Enterprise Group Inc.	685,839	36,205,441
SCANA Corp.	194,956	7,581,839
Sempra Energy	371,759	42,287,586
WEC Energy Group Inc.	249,571	16,661,360

		271,430,484

Multiline Retail — 0.8%
Dollar General Corp.	187,355	20,477,901
Kohl’s Corp.	226,642	16,896,161
Macy’s Inc.	416,112	14,451,570
Nordstrom Inc.	155,828	9,320,073
Target Corp.	715,560	63,119,548

		124,265,253

Oil, Gas & Consumable Fuels — 11.4%
Anadarko Petroleum Corp.	696,152	46,927,606
Andeavor	188,904	28,996,764
Apache Corp.	519,644	24,771,430
Cabot Oil & Gas Corp.	322,672	7,266,573
Chevron Corp.	2,604,949	318,533,164
Cimarex Energy Co.	88,457	8,221,194
Concho Resources Inc.(b)	272,253	41,586,646
ConocoPhillips	1,579,836	122,279,306
Devon Energy Corp.	691,700	27,626,498
EOG Resources Inc.	511,815	65,292,240
EQT Corp.	357,667	15,819,611
Exxon Mobil Corp.	5,755,748	489,353,695

Security	Shares	Value

Oil, Gas & Consumable Fuels (continued)
Hess Corp.	235,350	$16,846,353
HollyFrontier Corp.	221,581	15,488,512
Kinder Morgan Inc./DE	2,582,963	45,795,934
Marathon Oil Corp.	1,160,473	27,015,811
Marathon Petroleum Corp.	613,129	49,031,926
Newfield Exploration Co.(b)	272,334	7,851,389
Noble Energy Inc.	656,778	20,484,906
Occidental Petroleum Corp.	1,039,617	85,425,329
ONEOK Inc.	560,363	37,987,008
Phillips 66	580,659	65,451,883
Pioneer Natural Resources Co	232,023	40,416,086
Valero Energy Corp.	581,036	66,092,845
Williams Companies Inc. (The)	1,644,105	44,703,215

		1,719,265,924

Personal Products — 0.1%
Coty Inc., Class A	612,409	7,691,857

Pharmaceuticals — 5.3%
Allergan PLC	433,777	82,625,843
Bristol-Myers Squibb Co.	820,842	50,957,871
Eli Lilly & Co.	506,786	54,383,206
Johnson & Johnson	1,677,681	231,805,184
Merck & Co. Inc.	2,277,797	161,586,919
Mylan NV(b)	699,510	25,602,066
Perrigo Co. PLC	109,529	7,754,653
Pfizer Inc.	4,303,463	189,653,615

		804,369,357

Professional Services — 0.4%
Equifax Inc.	67,294	8,786,578
IHS Markit Ltd.(b)	484,266	26,130,993
Nielsen Holdings PLC	487,015	13,470,835
Robert Half International Inc.	68,572	4,826,097
Verisk Analytics Inc.(a)(b)	81,064	9,772,265

		62,986,768

Road & Rail — 0.9%
JB Hunt Transport Services Inc.	49,535	5,891,693
Kansas City Southern	74,360	8,423,501
Norfolk Southern Corp.	209,381	37,793,270
Union Pacific Corp.	482,554	78,574,268

		130,682,732

Semiconductors & Semiconductor Equipment — 1.7%
Advanced Micro Devices Inc.(a)(b)	769,408	23,767,013
Intel Corp.	2,695,467	127,468,635
QUALCOMM Inc.	1,242,790	89,518,164
Xilinx Inc.	135,049	10,826,878

		251,580,690

Software — 1.0%
Autodesk Inc.(b)	115,754	18,070,357
CA Inc.	424,813	18,755,494
Citrix Systems Inc.(b)	77,320	8,594,891
Oracle Corp.	1,882,929	97,083,819
Symantec Corp.	463,694	9,867,409

		152,371,970

Specialty Retail — 1.6%
Advance Auto Parts Inc.	100,346	16,891,242
AutoZone Inc.(a)(b)	20,485	15,890,215
Best Buy Co. Inc.	330,448	26,224,353
CarMax Inc.(a)(b)	120,017	8,961,669
Foot Locker Inc.	160,105	8,162,153

8

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P 500 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Specialty Retail (continued)
Gap Inc. (The)	297,388	$8,579,644
L Brands Inc.	312,130	9,457,539
Lowe’s Companies Inc.	352,810	40,509,644
O’Reilly Automotive Inc.(b)	50,381	17,498,329
Ross Stores Inc.	174,045	17,247,860
Tiffany & Co.	86,389	11,141,589
TJX Companies Inc. (The)	469,544	52,598,319
Tractor Supply Co.	97,539	8,864,344
Ulta Salon Cosmetics & Fragrance Inc.(b)	23,705	6,687,655

		248,714,555
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	2,000,665	32,630,846
HP Inc.	2,151,241	55,437,481
Seagate Technology PLC	354,175	16,770,186
Western Digital Corp.	395,790	23,169,547
Xerox Corp.	303,422	8,186,325

		136,194,385
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.(a)	284,534	5,243,962
NIKE Inc., Class B	574,461	48,668,336
PVH Corp.	104,568	15,099,619
Ralph Lauren Corp.	75,109	10,331,243
Tapestry Inc.	239,153	12,022,221
Under Armour Inc., Class A(a)(b)	254,719	5,405,137
Under Armour Inc., Class C, NVS(b)	255,172	4,965,647
VF Corp.	167,527	15,655,398

		117,391,563
Tobacco — 1.0%
Altria Group Inc.	1,127,651	68,008,632
Philip Morris International Inc.	1,056,655	86,159,649

		154,168,281
Trading Companies & Distributors — 0.2%
Fastenal Co.	172,354	9,999,979
WW Grainger Inc.	61,723	22,060,418

		32,060,397
Water Utilities — 0.1%
American Water Works Co. Inc.	111,028	9,767,133

Total Common Stocks — 99.8% (Cost: $13,734,514,262)		15,090,666,449

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	121,845,654	121,882,207
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	103,970,660	103,970,660

		225,852,867

Total Short-Term Investments — 1.5% (Cost: $225,839,536)		225,852,867

Total Investments in Securities — 101.3% (Cost: $13,960,353,798)		15,316,519,316
Other Assets, Less Liabilities — (1.3)%		(189,489,990)

Net Assets — 100.0%		$15,127,029,326

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

9

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.3%
Curtiss-Wright Corp.	217,428	$29,878,956
Teledyne Technologies Inc.(a)	311,479	76,835,639

		106,714,595

Auto Components — 1.2%
Adient PLC	149,826	5,889,660
Dana Inc.	802,329	14,979,483
Delphi Technologies PLC	775,149	24,308,673
Gentex Corp.	1,446,053	31,032,297
Visteon Corp.(a)(b)	256,637	23,841,577

		100,051,690

Automobiles — 0.5%
Thor Industries Inc.	437,053	36,581,336

Banks — 5.8%
BancorpSouth Bank	357,083	11,676,614
Bank of Hawaii Corp.	174,685	13,784,393
Bank OZK(b)	1,055,390	40,062,604
Cathay General Bancorp	421,789	17,478,936
Commerce Bancshares Inc.	427,952	28,253,391
Cullen/Frost Bankers Inc.	288,227	30,102,428
East West Bancorp. Inc.	1,256,848	75,875,914
Hancock Holding Co.	325,668	15,485,513
Home BancShares Inc./AR	668,334	14,636,515
MB Financial Inc.	371,960	17,151,076
Pinnacle Financial Partners Inc.	374,604	22,532,431
Signature Bank/New York NY	172,833	19,848,142
Sterling Bancorp./DE	1,290,690	28,395,180
Synovus Financial Corp.	1,017,774	46,603,871
Texas Capital Bancshares Inc.(a)	435,035	35,955,643
Webster Financial Corp.	463,946	27,354,256
Wintrust Financial Corp.	268,875	22,838,242

		468,035,149

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	35,026	10,069,975

Biotechnology — 1.0%
Exelixis Inc.(a)	2,584,893	45,804,304
United Therapeutics Corp.(a)	262,427	33,559,165

		79,363,469

Building Products — 0.8%
Lennox International Inc.	314,099	68,599,222

Capital Markets — 4.8%
Eaton Vance Corp., NVS	1,023,801	53,810,981
Evercore Inc., Class A	355,216	35,716,969
FactSet Research Systems Inc.	332,563	74,397,669
Federated Investors Inc., Class B	835,729	20,157,783
Interactive Brokers Group Inc., Class A	655,994	36,283,028
Janus Henderson Group PLC	1,469,707	39,623,301
MarketAxess Holdings Inc.(b)	328,015	58,547,397
SEI Investments Co.	1,142,545	69,809,499

		388,346,627

Chemicals — 2.4%
Chemours Co. (The)	1,544,627	60,920,089
NewMarket Corp.	34,090	13,823,836
Olin Corp.	845,640	21,716,035
PolyOne Corp.	443,614	19,394,804
RPM International Inc.	497,663	32,318,235

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The)	180,622	$14,220,370
Sensient Technologies Corp.	164,996	12,623,844
Valvoline Inc.	992,627	21,351,407

		196,368,620

Commercial Services & Supplies — 1.3%
Brink’s Co. (The)	441,912	30,823,362
Deluxe Corp.	203,725	11,600,102
Healthcare Services Group Inc.	639,557	25,978,805
Herman Miller Inc.	515,931	19,811,751
MSA Safety Inc.	200,212	21,310,565

		109,524,585

Communications Equipment — 0.8%
InterDigital Inc./PA	301,922	24,153,760
Lumentum Holdings Inc.(a)(b)	271,846	16,297,168
Plantronics Inc.	154,300	9,304,290
ViaSat Inc.(a)(b)	178,918	11,441,806

		61,197,024

Construction & Engineering — 0.5%
Dycom Industries Inc.(a)(b)	270,915	22,919,409
Granite Construction Inc.	215,429	9,845,105
Valmont Industries Inc.	79,682	11,035,957

		43,800,471

Construction Materials — 0.4%
Eagle Materials Inc.	417,512	35,588,723

Consumer Finance — 0.4%
SLM Corp.(a)	2,567,757	28,630,491

Containers & Packaging — 0.4%
AptarGroup Inc.	264,267	28,472,126
Silgan Holdings Inc.	281,421	7,823,504

		36,295,630

Distributors — 0.7%
Pool Corp.	350,176	58,437,371

Diversified Consumer Services — 1.2%
Service Corp. International/U.S	1,564,277	69,141,043
Sotheby’s(a)	317,595	15,622,498
Weight Watchers International Inc.(a)	211,136	15,199,681

		99,963,222

Electric Utilities — 0.7%
ALLETE Inc.	231,294	17,349,363
IDACORP Inc.	231,645	22,986,134
PNM Resources Inc.	414,505	16,352,222

		56,687,719

Electrical Equipment — 0.4%
Hubbell Inc.	256,528	34,264,445

Electronic Equipment, Instruments & Components — 6.1%
Belden Inc.(b)	156,493	11,175,165
Cognex Corp.(b)	1,492,055	83,286,510
Coherent Inc.(a)(b)	212,294	36,554,904
Jabil Inc.	1,329,459	36,001,750
Keysight Technologies Inc.(a)(b)	796,537	52,794,472
Littelfuse Inc.	217,393	43,019,901
National Instruments Corp.	974,659	47,105,270
Trimble Inc.(a)	2,167,901	94,216,977
Vishay Intertechnology Inc.	561,472	11,425,955

10

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A(a)	465,677	$82,345,664

		497,926,568

Energy Equipment & Services — 0.4%
Apergy Corp.(a)(b)	374,985	16,334,347
Core Laboratories NV(b)	161,056	18,655,116

		34,989,463

Entertainment — 1.3%
Live Nation Entertainment Inc.(a)	1,196,714	65,185,011
World Wrestling Entertainment Inc., Class A(b)	376,153	36,385,280

		101,570,291

Equity Real Estate Investment Trusts (REITs) — 6.6%
Camden Property Trust	426,597	39,916,681
CoreSite Realty Corp.	318,347	35,381,086
Corporate Office Properties Trust(b)	384,822	11,479,240
Cousins Properties Inc.(b)	1,929,488	17,153,148
CyrusOne Inc.(b)	390,156	24,735,891
Douglas Emmett Inc.(b)	885,656	33,406,944
First Industrial Realty Trust Inc.	1,092,675	34,309,995
GEO Group Inc. (The)	574,135	14,445,237
Healthcare Realty Trust Inc.(b)	553,932	16,208,050
Highwoods Properties Inc.	403,796	19,083,399
Kilroy Realty Corp.	523,780	37,549,788
Lamar Advertising Co., Class A(b)	733,894	57,096,953
Liberty Property Trust	628,181	26,540,647
Life Storage Inc.(b)	210,169	19,999,682
Medical Properties Trust Inc.(b)	1,740,453	25,950,154
National Retail Properties Inc.(b)	558,254	25,020,944
PotlatchDeltic Corp.(b)	353,957	14,494,539
Rayonier Inc.	684,922	23,157,213
Tanger Factory Outlet Centers Inc.(b)	341,241	7,807,594
Taubman Centers Inc.(b)	232,756	13,925,792
Uniti Group Inc.(a)	716,156	14,430,543
Urban Edge Properties	547,520	12,089,242
Weingarten Realty Investors(b)	402,885	11,989,858

		536,172,620

Food & Staples Retailing — 0.4%
Sprouts Farmers Market Inc.(a)(b)	1,102,241	30,212,426

Food Products — 2.0%
Flowers Foods Inc.	716,049	13,361,474
Hain Celestial Group Inc. (The)(a)(b)	313,245	8,495,204
Ingredion Inc.	283,372	29,742,725
Lamb Weston Holdings Inc.	1,269,944	84,578,271
Lancaster Colony Corp.	88,026	13,134,360
Sanderson Farms Inc.	118,528	12,252,239
Tootsie Roll Industries Inc.(b)	71,765	2,099,126

		163,663,399

Gas Utilities — 0.4%
ONE Gas Inc.	191,306	15,740,658
Southwest Gas Holdings Inc.	204,548	16,165,428

		31,906,086

Health Care Equipment & Supplies — 7.2%
Cantel Medical Corp.	314,720	28,973,123
Globus Medical Inc., Class A(a)	635,635	36,078,643
Haemonetics Corp.(a)	282,448	32,362,892
Hill-Rom Holdings Inc.	575,940	54,368,736
ICU Medical Inc.(a)	143,791	40,656,905
Inogen Inc.(a)	152,201	37,155,308
Integra LifeSciences Holdings Corp.(a)(b)	379,961	25,028,031

Security	Shares	Value

Health Care Equipment & Supplies (continued)
LivaNova PLC(a)(b)	421,443	$52,246,289
Masimo Corp.(a)	416,279	51,843,387
NuVasive Inc.(a)(b)	267,371	18,977,993
STERIS PLC	447,330	51,174,552
Teleflex Inc.(b)	397,194	105,689,351
West Pharmaceutical Services Inc.	395,440	48,824,977

		583,380,187

Health Care Providers & Services — 2.5%
Chemed Corp.	139,540	44,594,193
Encompass Health Corp.	857,459	66,838,929
HealthEquity Inc.(a)	469,797	44,353,535
Molina Healthcare Inc.(a)(b)	262,479	39,030,627
Tenet Healthcare Corp.(a)(b)	294,351	8,377,230

		203,194,514

Health Care Technology — 0.6%
Allscripts Healthcare Solutions Inc.(a)(b)	787,486	11,221,675
Medidata Solutions Inc.(a)(b)	517,577	37,943,570

		49,165,245

Hotels, Restaurants & Leisure — 6.0%
Boyd Gaming Corp.(b)	701,113	23,732,675
Churchill Downs Inc.	103,908	28,855,252
Cracker Barrel Old Country Store Inc.(b)	83,276	12,252,398
Domino’s Pizza Inc.	363,170	107,062,516
Dunkin’ Brands Group Inc.	726,608	53,565,542
Eldorado Resorts Inc.(a)(b)	563,442	27,383,281
Jack in the Box Inc.	153,656	12,880,982
Marriott Vacations Worldwide Corp.	355,232	39,697,176
Papa John’s International Inc.	76,892	3,943,022
Scientific Games Corp./DE, Class A(a)	474,423	12,050,344
Six Flags Entertainment Corp.	619,652	43,264,103
Texas Roadhouse Inc.	380,502	26,364,983
Wendy’s Co. (The)	828,133	14,194,200
Wyndham Destinations Inc.	862,273	37,388,157
Wyndham Hotels & Resorts Inc.(b)	866,906	48,173,966

		490,808,597

Household Durables — 2.2%
Helen of Troy Ltd.(a)	107,382	14,056,304
KB Home	741,596	17,731,560
NVR Inc.(a)	29,560	73,036,848
Tempur Sealy International Inc.(a)(b)	165,392	8,749,237
Toll Brothers Inc.	1,175,858	38,838,590
TRI Pointe Group Inc.(a)(b)	1,318,645	16,351,198
Tupperware Brands Corp.	185,625	6,209,156

		174,972,893

Household Products — 0.2%
Energizer Holdings Inc.	228,090	13,377,479

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	248,690	30,290,442

Insurance — 2.6%
Brown & Brown Inc.	1,286,660	38,046,536
CNO Financial Group Inc.	1,427,300	30,287,306
First American Financial Corp.	543,133	28,020,231
Kemper Corp.	530,105	42,646,947
Primerica Inc.	373,541	45,030,368
RenaissanceRe Holdings Ltd.	181,586	24,256,258

		208,287,646

11

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	299,884	$8,279,797

IT Services — 4.1%
CoreLogic Inc./U.S.(a)	702,036	34,687,599
Jack Henry & Associates Inc.	669,383	107,154,831
LiveRamp Holdings Inc.	295,488	14,600,062
MAXIMUS Inc.	557,143	36,247,723
Perspecta Inc.	642,799	16,532,790
Sabre Corp.	933,720	24,351,418
Teradata Corp.(a)(b)	650,772	24,540,612
WEX Inc.(a)	373,743	75,032,645

		333,147,680

Leisure Products — 0.9%
Brunswick Corp./DE	338,471	22,684,327
Polaris Industries Inc.	511,077	51,593,223

		74,277,550

Life Sciences Tools & Services — 2.9%
Bio-Rad Laboratories Inc., Class A(a)	173,770	54,388,272
Bio-Techne Corp.	327,245	66,793,977
Charles River Laboratories International Inc.(a)(b)	416,586	56,047,481
PRA Health Sciences Inc.(a)(b)	502,469	55,367,059

		232,596,789

Machinery — 6.3%
Crane Co.	193,215	19,002,695
Donaldson Co. Inc.	682,370	39,754,876
Graco Inc.	1,449,712	67,179,654
IDEX Corp.	665,055	100,197,186
ITT Inc.	402,675	24,667,871
Kennametal Inc.	297,418	12,955,528
Lincoln Electric Holdings Inc.	305,233	28,520,972
Nordson Corp.(b)	453,900	63,046,710
Oshkosh Corp.	304,335	21,680,825
Terex Corp.	236,167	9,425,425
Timken Co. (The)	312,974	15,601,754
Toro Co. (The)	912,362	54,714,349
Wabtec Corp./DE	305,045	31,993,120
Woodward Inc.	255,224	20,637,413

		509,378,378

Media — 1.1%
AMC Networks Inc., Class A(a)(b)	248,306	16,472,620
Cable One Inc.	26,650	23,548,206
John Wiley & Sons Inc., Class A	149,777	9,076,486
Meredith Corp.	189,754	9,686,942
New York Times Co. (The), Class A	1,223,898	28,333,239

		87,117,493

Metals & Mining — 0.5%
Royal Gold Inc.	568,134	43,780,406

Multi-Utilities — 0.4%
Vectren Corp.	461,167	32,968,829

Multiline Retail — 0.5%
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	445,904	42,851,374

Oil, Gas & Consumable Fuels — 0.2%
Matador Resources Co.(a)(b)	386,234	12,765,034

Paper & Forest Products — 0.4%
Louisiana-Pacific Corp.	1,237,801	32,789,349

Security	Shares	Value

Personal Products — 0.2%
Nu Skin Enterprises Inc., Class A	216,477	$17,842,034

Pharmaceuticals — 1.0%
Akorn Inc.(a)	816,029	10,592,056
Catalent Inc.(a)	1,256,511	57,234,076
Prestige Consumer Healthcare Inc.(a)(b)	300,622	11,390,568

		79,216,700

Professional Services — 0.3%
Dun & Bradstreet Corp. (The)	167,251	23,834,940

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.	248,816	35,909,125
Realogy Holdings Corp.(b)	234,527	4,840,637

		40,749,762

Road & Rail — 1.8%
Knight-Swift Transportation Holdings Inc.(b)	555,931	19,168,501
Landstar System Inc.(b)	245,918	30,001,996
Old Dominion Freight Line Inc.	568,930	91,745,652
Werner Enterprises Inc.	203,510	7,194,078

		148,110,227

Semiconductors & Semiconductor Equipment — 4.2%
Cirrus Logic Inc.(a)(b)	532,746	20,563,996
Cree Inc.(a)(b)	405,848	15,369,464
Cypress Semiconductor Corp.	1,944,118	28,170,270
First Solar Inc.(a)	319,305	15,460,748
Integrated Device Technology Inc.(a)	1,121,851	52,738,215
MKS Instruments Inc.(b)	475,210	38,088,081
Monolithic Power Systems Inc.	337,522	42,369,137
Silicon Laboratories Inc.(a)	375,987	34,515,607
Teradyne Inc.	1,628,441	60,219,748
Versum Materials Inc.(b)	944,928	34,026,857

		341,522,123

Software — 7.8%
ACI Worldwide Inc.(a)(b)	512,035	14,408,665
Blackbaud Inc.(b)	421,376	42,761,236
CDK Global Inc.	1,122,658	70,233,484
CommVault Systems Inc.(a)	169,355	11,854,850
Fair Isaac Corp.(a)	252,652	57,743,615
Fortinet Inc.(a)	1,246,903	115,051,740
j2 Global Inc.	405,736	33,615,228
LogMeIn Inc.	449,867	40,083,150
Manhattan Associates Inc.(a)(b)	347,911	18,995,941
PTC Inc.(a)(b)	542,657	57,624,747
Tyler Technologies Inc.(a)	335,226	82,150,483
Ultimate Software Group Inc. (The)(a)(b)	270,601	87,184,936

		631,708,075

Specialty Retail — 1.0%
American Eagle Outfitters Inc.	862,232	21,409,220
Five Below Inc.(a)(b)	483,327	62,861,510

		84,270,730

Textiles, Apparel & Luxury Goods — 0.9%
Carter’s Inc.	280,229	27,630,579
Deckers Outdoor Corp.(a)	130,416	15,464,729
Skechers U.S.A. Inc., Class A(a)(b)	1,171,722	32,726,196

		75,821,504

Thrifts & Mortgage Finance — 0.3%
LendingTree Inc.(a)(b)	64,475	14,835,698
Washington Federal Inc.	296,924	9,501,568

		24,337,266

12

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Mid-Cap 400 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Trading Companies & Distributors — 0.5%
MSC Industrial Direct Co. Inc., Class A	179,767	$15,839,270
Watsco Inc.	133,439	23,765,486

		39,604,756

Water Utilities — 0.4%
Aqua America Inc.	941,272	34,732,937

Total Common Stocks — 99.9% (Cost: $6,727,141,151)		8,120,141,953

Short-Term Investments

Money Market Funds — 4.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	312,141,357	312,234,999
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	30,896,900	30,896,900

		343,131,899

Total Short-Term Investments — 4.2% (Cost: $343,059,439)		343,131,899

Total Investments in Securities — 104.1% (Cost: $7,070,200,590)		8,463,273,852
Other Assets, Less Liabilities — (4.1)%		(334,034,821)

Net Assets — 100.0%		$8,129,239,031

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

13

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.6%
Curtiss-Wright Corp.	133,199	$18,304,207
Esterline Technologies Corp.(a)(b)	186,634	16,974,362

		35,278,569

Airlines — 0.7%
JetBlue Airways Corp.(a)(b)	2,203,430	42,658,405

Auto Components — 0.7%
Adient PLC	489,279	19,233,557
Dana Inc.	368,050	6,871,494
Gentex Corp.	719,623	15,443,110

		41,548,161

Banks — 9.5%
Associated Banc-Corp.	1,212,085	31,514,210
BancorpSouth Bank	341,033	11,151,779
Bank of Hawaii Corp.	153,756	12,132,886
Cathay General Bancorp	201,941	8,368,435
Chemical Financial Corp.	502,881	26,853,845
Commerce Bancshares Inc.	320,793	21,178,754
Cullen/Frost Bankers Inc.	216,055	22,564,784
F.N.B. Corp.	2,283,799	29,049,923
First Horizon National Corp.	2,289,046	39,508,934
Fulton Financial Corp.	1,238,806	20,626,120
Hancock Holding Co.	336,354	15,993,633
Home BancShares Inc./AR	588,074	12,878,821
International Bancshares Corp.	386,625	17,398,125
MB Financial Inc.	291,235	13,428,846
PacWest Bancorp	862,286	41,087,928
Pinnacle Financial Partners Inc.	211,229	12,705,424
Prosperity Bancshares Inc.	467,286	32,406,284
Signature Bank/New York NY	249,515	28,654,303
Sterling Bancorp./DE	539,174	11,861,828
TCF Financial Corp.	1,181,081	28,121,539
Trustmark Corp.	476,265	16,026,317
UMB Financial Corp.	317,557	22,514,791
Umpqua Holdings Corp.	1,550,938	32,259,510
United Bankshares Inc./WV	731,227	26,580,101
Valley National Bancorp	2,334,594	26,264,183
Webster Financial Corp.	272,418	16,061,765
Wintrust Financial Corp.	179,042	15,207,828

		592,400,896

Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	32,358	9,302,925

Biotechnology — 0.2%
United Therapeutics Corp.(a)	94,925	12,139,009

Capital Markets — 0.7%
Legg Mason Inc.	601,845	18,795,619
Stifel Financial Corp.	501,487	25,706,224

		44,501,843

Chemicals — 3.0%
Ashland Global Holdings Inc.	439,676	36,871,229
Cabot Corp.	433,570	27,193,510
Minerals Technologies Inc.	248,659	16,809,348
NewMarket Corp.	35,217	14,280,846
Olin Corp.	494,007	12,686,100
PolyOne Corp.	203,517	8,897,763
RPM International Inc.	535,716	34,789,397

Security	Shares	Value

Chemicals (continued)
Scotts Miracle-Gro Co. (The)	129,985	$10,233,719
Sensient Technologies Corp.	163,766	12,529,737
Valvoline Inc.	536,570	11,541,621

		185,833,270

Commercial Services & Supplies — 1.1%
Clean Harbors Inc.(a)(b)	359,490	25,732,294
Deluxe Corp.	171,059	9,740,100
HNI Corp.	307,824	13,618,134
MSA Safety Inc.	84,080	8,949,475
Pitney Bowes Inc.	1,325,812	9,386,749

		67,426,752

Communications Equipment — 1.8%
ARRIS International PLC(a)	1,193,893	31,029,279
Ciena Corp.(a)(b)	1,004,361	31,376,238
Lumentum Holdings Inc.(a)(b)	221,120	13,256,144
NetScout Systems Inc.(a)(b)	510,024	12,878,106
Plantronics Inc.	106,915	6,446,975
ViaSat Inc.(a)(b)	248,353	15,882,174

		110,868,916

Construction & Engineering — 1.7%
AECOM(a)(b)	1,132,398	36,984,119
EMCOR Group Inc.	409,771	30,777,900
Granite Construction Inc.	147,839	6,756,242
KBR Inc.	990,965	20,939,090
Valmont Industries Inc.	93,027	12,884,240

		108,341,591

Consumer Finance — 0.5%
Navient Corp.	1,658,790	22,360,489
SLM Corp.(a)	979,162	10,917,656

		33,278,145

Containers & Packaging — 2.1%
AptarGroup Inc.	223,362	24,065,022
Bemis Co. Inc.	641,033	31,154,204
Greif Inc., Class A, NVS	183,239	9,832,605
Owens-Illinois Inc.(a)(b)	1,121,601	21,074,883
Silgan Holdings Inc.	317,537	8,827,528
Sonoco Products Co.	701,512	38,933,916

		133,888,158

Diversified Consumer Services — 0.7%
Adtalem Global Education Inc.(a)(b)	422,103	20,345,365
Graham Holdings Co., Class B	30,870	17,882,991
Weight Watchers International Inc.(a)	101,087	7,277,253

		45,505,609

Electric Utilities — 1.9%
ALLETE Inc.	173,971	13,049,565
Hawaiian Electric Industries Inc.	766,852	27,292,262
IDACORP Inc.	166,790	16,550,572
OGE Energy Corp.	1,406,736	51,092,651
PNM Resources Inc.	225,233	8,885,442

		116,870,492

Electrical Equipment — 2.4%
Acuity Brands Inc.(b)	283,001	44,487,757
EnerSys	296,672	25,849,031
Hubbell Inc.	177,456	23,702,798
nVent Electric PLC	1,147,503	31,166,182
Regal Beloit Corp.	306,053	25,234,070

		150,439,838

14

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electronic Equipment, Instruments & Components — 3.0%
Arrow Electronics Inc.(a)	615,494	$45,374,217
Avnet Inc.	815,323	36,502,011
Belden Inc.(b)	160,097	11,432,527
Keysight Technologies Inc.(a)	673,243	44,622,546
SYNNEX Corp.	212,121	17,966,649
Tech Data Corp.(a)(b)	270,105	19,331,415
Vishay Intertechnology Inc.	476,318	9,693,071

		184,922,436

Energy Equipment & Services — 3.7%
Apergy Corp.(a)(b)	239,352	10,426,173
Core Laboratories NV(b)	180,611	20,920,172
Diamond Offshore Drilling Inc.(a)(b)	456,603	9,132,060
Dril-Quip Inc.(a)(b)	264,289	13,809,100
Ensco PLC, Class A(b)	3,078,619	25,983,544
McDermott International Inc.(a)(b)	1,271,550	23,434,667
Nabors Industries Ltd.	2,291,113	14,113,256
Oceaneering International Inc.	693,983	19,153,931
Patterson-UTI Energy Inc.	1,549,677	26,514,973
Rowan Companies PLC, Class A(a)	894,861	16,850,233
Superior Energy Services Inc.(a)(b)	1,090,326	10,619,775
Transocean Ltd.(a)(b)	3,025,428	42,204,721

		233,162,605

Entertainment — 0.5%
Cinemark Holdings Inc.	748,789	30,101,318

Equity Real Estate Investment Trusts (REITs) — 10.2%
Alexander & Baldwin Inc.(b)	478,126	10,848,679
American Campus Communities Inc.(b)	965,116	39,724,175
Camden Property Trust(b)	307,207	28,745,359
CoreCivic Inc.(b)	835,086	20,317,642
Corporate Office Properties Trust(b)	414,036	12,350,694
Cousins Properties Inc.(b)	1,389,279	12,350,690
CyrusOne Inc.(b)	419,902	26,621,787
Douglas Emmett Inc.	422,287	15,928,666
EPR Properties(b)	523,651	35,822,965
GEO Group Inc. (The)	396,078	9,965,323
Healthcare Realty Trust Inc.(b)	431,515	12,626,129
Highwoods Properties Inc.	400,777	18,940,721
Hospitality Properties Trust	1,157,641	33,386,366
JBG SMITH Properties	762,746	28,091,935
Kilroy Realty Corp.	283,563	20,328,631
LaSalle Hotel Properties	777,550	26,895,455
Liberty Property Trust	530,946	22,432,469
Life Storage Inc.	157,840	15,020,054
Mack-Cali Realty Corp.	637,182	13,546,489
Medical Properties Trust Inc.	1,155,955	17,235,289
National Retail Properties Inc.(b)	652,366	29,239,044
Omega Healthcare Investors Inc.(b)	1,410,997	46,238,372
PotlatchDeltic Corp.	155,296	6,359,371
Rayonier Inc.(b)	354,873	11,998,256
Sabra Health Care REIT Inc.(b)	1,255,682	29,031,368
Senior Housing Properties Trust	1,673,763	29,391,278
Tanger Factory Outlet Centers Inc.(b)	383,613	8,777,065
Taubman Centers Inc.	240,389	14,382,474
Uniti Group Inc.(a)(b)	655,252	13,203,328
Urban Edge Properties	362,787	8,010,337
Weingarten Realty Investors	511,734	15,229,204

		633,039,615

Security	Shares	Value

Food & Staples Retailing — 0.7%
Casey’s General Stores Inc.	257,744	$33,277,328
United Natural Foods Inc.(a)(b)	356,354	10,672,802

		43,950,130

Food Products — 2.1%
Flowers Foods Inc.	710,115	13,250,746
Hain Celestial Group Inc. (The)(a)(b)	376,872	10,220,769
Ingredion Inc.	270,137	28,353,579
Lancaster Colony Corp.	66,199	9,877,553
Post Holdings Inc.(a)(b)	469,222	46,002,525
Sanderson Farms Inc.	45,377	4,690,620
Tootsie Roll Industries Inc.(b)	70,823	2,071,573
TreeHouse Foods Inc.(a)(b)	396,142	18,955,395

		133,422,760

Gas Utilities — 3.8%
Atmos Energy Corp.	783,206	73,550,876
National Fuel Gas Co.	605,366	33,936,818
New Jersey Resources Corp.	621,749	28,662,629
ONE Gas Inc.	214,373	17,638,610
Southwest Gas Holdings Inc.	179,846	14,213,229
UGI Corp.	1,224,537	67,937,313

		235,939,475

Health Care Equipment & Supplies — 1.8%
Avanos Medical Inc.(a)	333,014	22,811,459
Haemonetics Corp.(a)	134,678	15,431,405
Integra LifeSciences Holdings Corp.(a)(b)	189,497	12,482,168
NuVasive Inc.(a)	144,945	10,288,196
STERIS PLC	232,250	26,569,400
West Pharmaceutical Services Inc.	196,817	24,300,995

		111,883,623

Health Care Providers & Services — 2.0%
Acadia Healthcare Co. Inc.(a)(b)	621,727	21,884,790
LifePoint Health Inc.(a)	272,317	17,537,215
MEDNAX Inc.(a)	658,303	30,716,418
Molina Healthcare Inc.(a)(b)	221,850	32,989,095
Patterson Companies Inc.	580,915	14,203,372
Tenet Healthcare Corp.(a)(b)	345,993	9,846,961

		127,177,851

Health Care Technology — 0.1%
Allscripts Healthcare Solutions Inc.(a)(b)	592,589	8,444,393

Hotels, Restaurants & Leisure — 1.4%
Brinker International Inc.	287,252	13,423,286
Cheesecake Factory Inc. (The)	296,936	15,897,953
Cracker Barrel Old Country Store Inc.(b)	101,382	14,916,334
International Speedway Corp., Class A	172,635	7,561,413
Jack in the Box Inc.	67,449	5,654,250
Papa John’s International Inc.	95,239	4,883,856
Texas Roadhouse Inc.	158,891	11,009,557
Wendy’s Co. (The)	645,050	11,056,157

		84,402,806

Household Durables — 0.5%
Helen of Troy Ltd.(a)(b)	98,236	12,859,092
Tempur Sealy International Inc.(a)(b)	186,365	9,858,709
Tupperware Brands Corp.	201,595	6,743,353

		29,461,154

Household Products — 0.2%
Energizer Holdings Inc.	236,279	13,857,763

15

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® U.S. S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	218,783	$26,647,769

Insurance — 6.7%
Alleghany Corp.	105,204	68,648,766
American Financial Group Inc./OH	495,694	55,007,163
Aspen Insurance Holdings Ltd.	420,198	17,564,276
Brown & Brown Inc.	587,731	17,379,206
First American Financial Corp.	347,254	17,914,834
Genworth Financial Inc., Class A(a)	3,526,367	14,704,950
Hanover Insurance Group Inc. (The)	299,588	36,960,172
Mercury General Corp.	191,697	9,615,522
Old Republic International Corp.	2,002,456	44,814,965
Reinsurance Group of America Inc.	448,340	64,812,031
RenaissanceRe Holdings Ltd.	136,097	18,179,837
WR Berkley Corp.	677,756	54,173,037

		419,774,759

Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	208,654	5,760,937

IT Services — 2.9%
Convergys Corp.	642,019	15,241,531
Leidos Holdings Inc.	1,059,889	73,301,923
LiveRamp Holdings Inc.	305,513	15,095,397
Perspecta Inc.	481,599	12,386,726
Sabre Corp.	1,005,110	26,213,269
Science Applications International Corp.	298,947	24,095,128
Teradata Corp.(a)(b)	309,950	11,688,215

		178,022,189

Leisure Products — 0.4%
Brunswick Corp./DE	335,942	22,514,833

Life Sciences Tools & Services — 0.3%
Syneos Health Inc.(a)(b)	427,424	22,033,707

Machinery — 4.1%
AGCO Corp.	468,088	28,455,071
Crane Co.	199,805	19,650,822
Donaldson Co. Inc.	354,281	20,640,411
ITT Inc.(b)	289,981	17,764,236
Kennametal Inc.	333,290	14,518,112
Lincoln Electric Holdings Inc.	211,148	19,729,669
Oshkosh Corp.	267,735	19,073,441
Terex Corp.	264,426	10,553,242
Timken Co. (The)	234,290	11,679,356
Trinity Industries Inc.	1,040,380	38,119,523
Wabtec Corp./DE(b)	356,470	37,386,574
Woodward Inc.	183,796	14,861,745

		252,432,202

Marine — 0.5%
Kirby Corp.(a)(b)	379,525	31,215,931

Media — 0.9%
AMC Networks Inc., Class A(a)	118,883	7,886,698
Cable One Inc.	13,259	11,715,785
John Wiley & Sons Inc., Class A	198,367	12,021,040
Meredith Corp.	125,808	6,422,498
TEGNA Inc.	1,516,159	18,133,262

		56,179,283

Metals & Mining — 4.0%
Allegheny Technologies Inc.(a)(b)	885,212	26,158,015
Carpenter Technology Corp.	332,859	19,622,038

Security	Shares	Value

Metals & Mining (continued)
Commercial Metals Co.	824,056	$16,909,629
Compass Minerals International Inc.	238,358	16,017,658
Reliance Steel & Aluminum Co.	509,572	43,461,396
Steel Dynamics Inc.	1,653,634	74,727,720
U.S. Steel Corp.(b)	1,248,209	38,045,410
Worthington Industries Inc.	284,281	12,326,424

		247,268,290

Multi-Utilities — 1.5%
Black Hills Corp.	377,478	21,927,697
MDU Resources Group Inc.	1,380,585	35,467,229
NorthWestern Corp.	354,390	20,788,517
Vectren Corp.	210,556	15,052,648

		93,236,091

Multiline Retail — 0.4%
Big Lots Inc.	283,718	11,856,575
Dillard’s Inc., Class A(b)	135,219	10,322,619

		22,179,194

Oil, Gas & Consumable Fuels — 6.6%
Callon Petroleum Co.(a)(b)	1,602,797	19,217,536
Chesapeake Energy Corp.(a)(b)	6,425,287	28,849,539
CNX Resources Corp.(a)(b)	1,500,607	21,473,686
Energen Corp.(a)	577,189	49,736,376
Gulfport Energy Corp.(a)(b)	1,109,435	11,549,218
Matador Resources Co.(a)(b)	415,024	13,716,543
Murphy Oil Corp.	1,145,669	38,196,605
Oasis Petroleum Inc.(a)(b)	1,881,344	26,677,458
PBF Energy Inc., Class A	844,101	42,129,081
QEP Resources Inc.(a)	1,669,059	18,893,748
Range Resources Corp.	1,458,269	24,775,990
SM Energy Co.	726,621	22,910,360
Southwestern Energy Co.(a)(b)	4,129,416	21,101,316
World Fuel Services Corp.(b)	478,540	13,245,987
WPX Energy Inc.(a)	2,780,730	55,948,288

		408,421,731

Paper & Forest Products — 0.4%
Domtar Corp.	442,979	23,110,214

Personal Products — 0.6%
Edgewell Personal Care Co.(a)	380,384	17,585,152
Nu Skin Enterprises Inc., Class A	215,109	17,729,284

		35,314,436

Pharmaceuticals — 0.3%
Mallinckrodt PLC(a)(b)	585,229	17,153,062
Prestige Consumer Healthcare Inc.(a)(b)	120,707	4,573,588

		21,726,650

Professional Services — 0.9%
Dun & Bradstreet Corp. (The)	125,396	17,870,184
ManpowerGroup Inc.	457,066	39,289,393

		57,159,577

Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.	118,547	17,108,703
Realogy Holdings Corp.(b)	680,847	14,052,682

		31,161,385

Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	468,393	15,054,151
Genesee & Wyoming Inc., Class A(a)(b)	418,589	38,087,413
Knight-Swift Transportation Holdings Inc.(b)	451,599	15,571,134
Landstar System Inc.	89,552	10,925,344

16

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Mid-Cap 400 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Ryder System Inc.	373,956	$27,324,965
Werner Enterprises Inc.	147,026	5,197,369

		112,160,376

Semiconductors & Semiconductor Equipment — 0.9%
Cree Inc.(a)(b)	387,064	14,658,114
Cypress Semiconductor Corp.	967,079	14,012,975
First Solar Inc.(a)	270,834	13,113,782
Synaptics Inc.(a)(b)	248,699	11,345,648

		53,130,519

Software — 1.0%
ACI Worldwide Inc.(a)(b)	399,505	11,242,071
CommVault Systems Inc.(a)(b)	133,097	9,316,790
Manhattan Associates Inc.(a)(b)	180,222	9,840,121
PTC Inc.(a)	306,231	32,518,670

		62,917,652

Specialty Retail — 3.5%
Aaron’s Inc.	487,217	26,533,838
American Eagle Outfitters Inc.	486,305	12,074,953
AutoNation Inc.(a)(b)	405,077	16,830,949
Bed Bath & Beyond Inc.	986,670	14,800,050
Dick’s Sporting Goods Inc.	538,999	19,123,684
Michaels Companies Inc. (The)(a)(b)	686,898	11,148,355
Murphy USA Inc.(a)(b)	210,757	18,011,293
Sally Beauty Holdings Inc.(a)(b)	846,030	15,558,492
Signet Jewelers Ltd.	365,617	24,105,129
Urban Outfitters Inc.(a)	537,151	21,969,476
Williams-Sonoma Inc.	567,361	37,286,965

		217,443,184

Technology Hardware, Storage & Peripherals — 0.4%
NCR Corp.(a)(b)	830,388	23,591,323

Textiles, Apparel & Luxury Goods — 0.4%
Carter’s Inc.	101,854	10,042,805
Deckers Outdoor Corp.(a)(b)	105,766	12,541,732

		22,584,537

Thrifts & Mortgage Finance — 0.8%
New York Community Bancorp. Inc.	3,453,688	35,814,745
Washington Federal Inc.	346,573	11,090,336

		46,905,081

Trading Companies & Distributors — 1.2%
GATX Corp.	265,527	22,991,983
MSC Industrial Direct Co. Inc., Class A	178,424	15,720,939
NOW Inc.(a)(b)	764,461	12,651,829
Watsco Inc.	117,392	20,907,515

		72,272,266

Water Utilities — 0.3%
Aqua America Inc.	488,700	18,033,030

Wireless Telecommunication Services — 0.3%
Telephone & Data Systems Inc.	648,531	19,734,798

Total Common Stocks — 99.8% (Cost: $5,526,277,403)		6,202,980,452

Short-Term Investments

Money Market Funds — 7.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	441,397,128	441,529,546

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	30,436,439	$30,436,439

		471,965,985

Total Short-Term Investments — 7.6% (Cost: $471,862,441)		471,965,985

Total Investments in Securities — 107.4% (Cost: $5,998,139,844)		6,674,946,437
Other Assets, Less Liabilities — (7.4)%		(458,436,704)

Net Assets — 100.0%		$6,216,509,733

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

17

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 3.3%
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,212,242	$41,204,106
Aerovironment Inc.(a)(b)	371,177	41,634,924
Axon Enterprise Inc.(a)(b)	1,011,741	69,233,437
Cubic Corp.	213,125	15,568,781
Mercury Systems Inc.(a)(b)	843,673	46,671,990
Moog Inc., Class A	264,723	22,758,236

		237,071,474

Air Freight & Logistics — 0.5%
Forward Air Corp.	511,473	36,672,614

Airlines — 0.2%
Allegiant Travel Co.	131,976	16,734,557

Auto Components — 1.7%
Dorman Products Inc.(a)(b)	259,565	19,965,740
Fox Factory Holding Corp.(a)(b)	659,123	46,171,566
Gentherm Inc.(a)(b)	279,601	12,707,865
LCI Industries	439,440	36,385,632
Motorcar Parts of America Inc.(a)(b)	165,930	3,891,059

		119,121,862

Automobiles — 0.2%
Winnebago Industries Inc.(b)	500,014	16,575,464

Banks — 7.0%
Ameris Bancorp	415,480	18,987,436
Banc of California Inc.	410,852	7,765,103
Banner Corp.	229,582	14,273,113
Berkshire Hills Bancorp. Inc.	204,296	8,314,847
Brookline Bancorp. Inc.	607,950	10,152,765
Central Pacific Financial Corp.	234,398	6,195,139
City Holding Co.	131,457	10,095,898
Columbia Banking System Inc.	638,452	24,752,784
Customers Bancorp. Inc.(a)(b)	247,676	5,827,816
CVB Financial Corp.	963,842	21,512,953
First Commonwealth Financial Corp.	1,041,016	16,801,998
First Financial Bancorp	784,828	23,309,392
First Financial Bankshares Inc.	695,787	41,121,012
Franklin Financial Network Inc.(a)(b)	53,634	2,097,089
Glacier Bancorp. Inc.	841,862	36,275,834
Green Bancorp. Inc.	330,013	7,293,287
Hanmi Financial Corp.	299,022	7,445,648
Heritage Financial Corp./WA	375,811	13,209,757
Independent Bank Corp./Rockland MA	244,752	20,216,515
LegacyTexas Financial Group Inc.	783,659	33,383,873
National Bank Holdings Corp., Class A	449,954	16,940,768
Pacific Premier Bancorp. Inc.(a)(b)	782,659	29,114,915
Preferred Bank/Los Angeles CA	246,001	14,391,059
S&T Bancorp. Inc.	291,523	12,640,437
Seacoast Banking Corp. of Florida(a)(b)	613,642	17,918,346
ServisFirst Bancshares Inc.	793,188	31,053,310
Tompkins Financial Corp.	94,462	7,669,370
Triumph Bancorp. Inc.(a)(b)	223,180	8,525,476
United Community Banks Inc./GA	641,032	17,878,383
Westamerica Bancorp	202,675	12,192,928

		497,357,251

Beverages — 0.4%
Coca-Cola Bottling Co. Consolidated(b)	80,524	14,677,915

Security	Shares	Value

Beverages (continued)
MGP Ingredients Inc.(b)	219,578	$17,342,270

		32,020,185

Biotechnology — 5.5%
Cytokinetics Inc.(a)(b)	380,757	3,750,457
Eagle Pharmaceuticals Inc./DE(a)(b)	194,092	13,456,398
Emergent BioSolutions Inc.(a)(b)	765,740	50,408,664
Enanta Pharmaceuticals Inc.(a)(b)	273,513	23,374,421
Ligand Pharmaceuticals Inc.(a)(b)	366,114	100,494,632
MiMedx Group Inc.(a)(b)	1,777,902	10,987,434
Momenta Pharmaceuticals Inc.(a)	1,365,623	35,915,885
Myriad Genetics Inc.(a)	1,230,327	56,595,042
Progenics Pharmaceuticals Inc.(a)(b)	557,689	3,496,710
REGENXBIO Inc.(a)(b)	251,539	18,991,195
Repligen Corp.(a)(b)	679,402	37,679,635
Spectrum Pharmaceuticals Inc.(a)(b)	1,136,906	19,100,021
Vanda Pharmaceuticals Inc.(a)	708,713	16,264,963

		390,515,457

Building Products — 3.6%
AAON Inc.(b)	442,879	16,740,826
American Woodmark Corp.(a)	272,853	21,405,318
Apogee Enterprises Inc.	275,632	11,389,114
Griffon Corp.	295,565	4,773,375
Patrick Industries Inc.(a)	406,160	24,044,672
PGT Innovations Inc.(a)(b)	1,004,638	21,700,181
Quanex Building Products Corp.	372,128	6,772,730
Simpson Manufacturing Co. Inc.	726,570	52,647,262
Trex Co. Inc.(a)	1,018,802	78,427,378
Universal Forest Products Inc.	558,521	19,732,547

		257,633,403

Capital Markets — 0.3%
Piper Jaffray Companies	124,236	9,485,419
WisdomTree Investments Inc.	1,113,253	9,440,385

		18,925,804

Chemicals — 3.2%
AdvanSix Inc.(a)	278,878	9,467,908
American Vanguard Corp.(b)	328,109	5,905,962
Balchem Corp.	331,198	37,123,984
HB Fuller Co.	405,735	20,964,327
Ingevity Corp.(a)(b)	729,435	74,314,838
Innospec Inc.	207,550	15,929,462
Koppers Holdings Inc.(a)	367,381	11,443,918
Kraton Corp.(a)	555,679	26,200,265
Quaker Chemical Corp.	141,718	28,656,797

		230,007,461

Commercial Services & Supplies — 2.2%
Brady Corp., Class A, NVS	378,008	16,537,850
Interface Inc.	1,036,809	24,209,490
Mobile Mini Inc.	443,602	19,451,948
Multi-Color Corp.(b)	112,688	7,014,828
RR Donnelley & Sons Co	389,856	2,105,222
Tetra Tech Inc.	530,379	36,224,886
U.S. Ecology Inc.	236,467	17,439,441
UniFirst Corp./MA	129,056	22,410,575
Viad Corp.	183,361	10,864,139

		156,258,379

Communications Equipment — 1.2%
ADTRAN Inc.	426,834	7,533,620
Applied Optoelectronics Inc.(a)(b)	326,136	8,042,514

18

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Communications Equipment (continued)
CalAmp Corp.(a)(b)	614,855	$14,731,926
Extreme Networks Inc.(a)(b)	2,062,573	11,302,900
Oclaro Inc.(a)	1,628,602	14,559,702
Viavi Solutions Inc.(a)	2,449,574	27,778,169

		83,948,831
Construction & Engineering — 0.5%
Comfort Systems USA Inc.	647,588	36,523,963

Construction Materials — 0.2%
U.S. Concrete Inc.(a)(b)	277,172	12,708,336

Consumer Finance — 2.0%
Encore Capital Group Inc.(a)(b)	267,439	9,587,688
FirstCash Inc.	768,989	63,057,098
Green Dot Corp., Class A(a)	822,596	73,062,977

		145,707,763
Containers & Packaging — 0.1%
Myers Industries Inc.	392,518	9,126,043

Diversified Consumer Services — 0.6%
Career Education Corp.(a)	777,603	11,609,613
Strategic Education Inc.(b)	236,192	32,365,390

		43,975,003
Diversified Telecommunication Services — 1.3%
Cogent Communications Holdings Inc.	723,608	40,377,326
Vonage Holdings Corp.(a)(b)	3,815,441	54,026,645

		94,403,971
Electric Utilities — 0.3%
El Paso Electric Co.	375,841	21,498,105

Electrical Equipment — 0.2%
Vicor Corp.(a)(b)	279,752	12,868,592

Electronic Equipment, Instruments & Components — 3.7%
Badger Meter Inc.	324,110	17,161,624
Control4 Corp.(a)(b)	454,644	15,607,929
CTS Corp.	308,564	10,583,745
Electro Scientific Industries Inc.(a)	598,391	10,441,923
ePlus Inc.(a)	161,851	15,003,588
FARO Technologies Inc.(a)(b)	192,800	12,406,680
II-VI Inc.(a)(b)	1,024,488	48,458,282
Itron Inc.(a)(b)	227,041	14,576,032
KEMET Corp.(a)(b)	999,482	18,540,391
Methode Electronics Inc.	314,410	11,381,642
OSI Systems Inc.(a)(b)	148,151	11,305,403
Park Electrochemical Corp.	127,355	2,482,149
Rogers Corp.(a)(b)	320,411	47,202,949
TTM Technologies Inc.(a)(b)	1,608,044	25,583,980

		260,736,317
Energy Equipment & Services — 0.4%
C&J Energy Services Inc.(a)(b)	231,116	4,807,213
CARBO Ceramics Inc.(a)(b)	121,236	878,961
KLX Energy Services Holdings Inc.(a)	357,993	11,459,356
ProPetro Holding Corp.(a)(b)	905,178	14,926,385

		32,071,915
Equity Real Estate Investment Trusts (REITs) — 5.3%
Agree Realty Corp.(b)	273,699	14,538,891
American Assets Trust Inc.	296,307	11,049,288
Armada Hoffler Properties Inc.	493,795	7,461,242
CareTrust REIT Inc.	818,544	14,496,414

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Chesapeake Lodging Trust(b)	450,535	$14,448,658
Community Healthcare Trust Inc.(b)	143,434	4,443,585
Easterly Government Properties Inc.(b)	1,036,096	20,069,180
EastGroup Properties Inc.(b)	621,385	59,416,834
Four Corners Property Trust Inc.	1,148,464	29,504,040
Getty Realty Corp.	315,172	9,001,312
Global Net Lease Inc.(b)	655,632	13,669,927
iStar Inc.	515,156	5,754,293
Lexington Realty Trust	3,720,937	30,883,777
LTC Properties Inc.(b)	366,085	16,148,009
National Storage Affiliates Trust	972,638	24,743,911
PS Business Parks Inc.	201,683	25,631,893
Ramco-Gershenson Properties Trust(b)	881,427	11,987,407
Retail Opportunity Investments Corp.(b)	978,216	18,263,293
Saul Centers Inc.(b)	106,003	5,936,168
Summit Hotel Properties Inc.	1,186,513	16,053,521
Universal Health Realty Income Trust(b)	221,898	16,511,430
Urstadt Biddle Properties Inc., Class A	206,560	4,397,662
Whitestone REIT(b)	314,318	4,362,734

		378,773,469
Food Products — 1.5%
B&G Foods Inc.(b)	723,884	19,870,616
Calavo Growers Inc.	271,923	26,267,762
Cal-Maine Foods Inc.(b)	220,383	10,644,499
Darling Ingredients Inc.(a)	1,463,437	28,273,603
J&J Snack Foods Corp.	164,353	24,799,224

		109,855,704
Gas Utilities — 0.5%
Northwest Natural Holding Co.	216,501	14,483,917
South Jersey Industries Inc.	655,662	23,125,199

		37,609,116
Health Care Equipment & Supplies — 4.7%
Anika Therapeutics Inc.(a)(b)	147,581	6,224,966
CONMED Corp.	216,325	17,137,266
CryoLife Inc.(a)	276,199	9,722,205
Cutera Inc.(a)(b)	243,240	7,917,462
Heska Corp.(a)(b)	117,752	13,342,479
Integer Holdings Corp.(a)(b)	515,686	42,776,154
Lantheus Holdings Inc.(a)(b)	667,263	9,975,582
LeMaitre Vascular Inc.(b)	274,709	10,642,227
Meridian Bioscience Inc.	294,592	4,389,421
Merit Medical Systems Inc.(a)(b)	949,548	58,349,725
Natus Medical Inc.(a)(b)	305,545	10,892,679
Neogen Corp.(a)(b)	899,221	64,321,278
OraSure Technologies Inc.(a)	1,072,161	16,564,887
Orthofix Medical Inc.(a)	330,666	19,115,801
Surmodics Inc.(a)	233,683	17,444,436
Tactile Systems Technology Inc.(a)(b)	165,674	11,771,138
Varex Imaging Corp.(a)(b)	363,339	10,413,296

		331,001,002
Health Care Providers & Services — 4.2%
Amedisys Inc.(a)(b)	502,587	62,803,271
AMN Healthcare Services Inc.(a)(b)	827,680	45,274,096
BioTelemetry Inc.(a)(b)	569,668	36,715,102
CorVel Corp.(a)	161,236	9,714,469
Ensign Group Inc. (The)(b)	467,166	17,714,935
LHC Group Inc.(a)(b)	507,823	52,300,691
Providence Service Corp. (The)(a)	192,806	12,971,988
Select Medical Holdings Corp.(a)	1,070,923	19,704,983

19

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Providers & Services (continued)
Tivity Health Inc.(a)(b)	695,980	$22,375,757
U.S. Physical Therapy Inc.(b)	143,098	16,971,423

		296,546,715
Health Care Technology — 1.7%
Computer Programs & Systems Inc.(b)	93,886	2,520,839
HealthStream Inc.	220,031	6,823,161
HMS Holdings Corp.(a)	599,093	19,656,241
NextGen Healthcare Inc.(a)(b)	835,775	16,782,362
Omnicell Inc.(a)(b)	684,356	49,205,197
Tabula Rasa HealthCare Inc.(a)(b)	292,730	23,766,749

		118,754,549
Hotels, Restaurants & Leisure — 2.9%
BJ’s Restaurants Inc.(b)	205,093	14,807,715
Dave & Buster’s Entertainment Inc.(b)	686,146	45,436,588
Dine Brands Global Inc.	150,985	12,276,590
Monarch Casino & Resort Inc.(a)(b)	202,821	9,218,214
Penn National Gaming Inc.(a)(b)	972,717	32,021,844
Ruth’s Hospitality Group Inc.	497,181	15,686,061
Shake Shack Inc., Class A(a)(b)	447,888	28,221,423
Sonic Corp.	316,681	13,724,955
Wingstop Inc.(b)	510,187	34,830,466

		206,223,856
Household Durables — 2.8%
Cavco Industries Inc.(a)	148,544	37,581,632
Installed Building Products Inc.(a)(b)	385,536	15,035,904
iRobot Corp.(a)(b)	477,620	52,499,990
La-Z-Boy Inc.	414,958	13,112,673
LGI Homes Inc.(a)(b)	322,783	15,312,825
MDC Holdings Inc.	412,648	12,206,128
Meritage Homes Corp.(a)(b)	351,322	14,017,748
TopBuild Corp.(a)	621,107	35,291,300
William Lyon Homes, Class A(a)(b)	308,052	4,894,946

		199,953,146
Household Products — 0.8%
Central Garden & Pet Co.(a)(b)	184,212	6,639,001
Central Garden & Pet Co., Class A, NVS(a)	711,839	23,590,344
WD-40 Co.	138,620	23,856,502

		54,085,847
Industrial Conglomerates — 0.4%
Raven Industries Inc.	625,674	28,624,585

Insurance — 2.2%
Ambac Financial Group Inc.(a)	2,645	54,011
AMERISAFE Inc.	103,571	6,416,223
eHealth Inc.(a)(b)	154,315	4,360,942
Employers Holdings Inc.	255,484	11,573,425
James River Group Holdings Ltd.	273,782	11,668,589
ProAssurance Corp.	433,010	20,329,820
RLI Corp.	292,399	22,976,713
Selective Insurance Group Inc.	654,706	41,573,831
Third Point Reinsurance Ltd.(a)(b)	1,371,725	17,832,425
Universal Insurance Holdings Inc.	363,430	17,644,527

		154,430,506
Interactive Media & Services — 0.3%
QuinStreet Inc.(a)(b)	645,686	8,761,959
XO Group Inc.(a)	433,018	14,930,461

		23,692,420

Security	Shares	Value

Internet & Direct Marketing Retail — 2.0%
Nutrisystem Inc.	513,136	$19,011,689
PetMed Express Inc.	361,404	11,929,946
Shutterfly Inc.(a)(b)	356,737	23,505,401
Shutterstock Inc.(b)	321,476	17,546,160
Stamps.com Inc.(a)	296,057	66,968,093

		138,961,289
IT Services — 1.5%
CSG Systems International Inc.	278,906	11,195,287
EVERTEC Inc.	417,774	10,068,353
ExlService Holdings Inc.(a)	597,984	39,586,541
NIC Inc.	531,157	7,861,123
TTEC Holdings Inc.	241,413	6,252,597
Unisys Corp.(a)(b)	244,344	4,984,618
Virtusa Corp.(a)(b)	476,845	25,611,345

		105,559,864
Leisure Products — 0.5%
Callaway Golf Co.(b)	1,036,642	25,180,034
Nautilus Inc.(a)(b)	248,210	3,462,530
Sturm Ruger & Co. Inc.(b)	124,218	8,577,253

		37,219,817
Life Sciences Tools & Services — 0.5%
Cambrex Corp.(a)(b)	365,441	24,996,164
Luminex Corp.	392,071	11,883,672

		36,879,836
Machinery — 6.7%
Actuant Corp., Class A(b)	409,313	11,419,833
Alamo Group Inc.	166,836	15,283,846
Albany International Corp., Class A	505,390	40,178,505
Barnes Group Inc.	817,053	58,035,275
EnPro Industries Inc.	365,307	26,641,839
ESCO Technologies Inc.(b)	286,396	19,489,248
Federal Signal Corp.	552,282	14,790,112
Franklin Electric Co. Inc.	343,057	16,209,443
Harsco Corp.(a)	1,408,912	40,224,438
Hillenbrand Inc.	564,675	29,532,502
John Bean Technologies Corp.(b)	548,287	65,410,639
Lindsay Corp.	89,789	9,000,449
Lydall Inc.(a)	129,649	5,587,872
Proto Labs Inc.(a)(b)	468,867	75,839,237
Standex International Corp.	111,909	11,666,513
Tennant Co.	131,148	9,960,691
Wabash National Corp.	516,083	9,408,193
Watts Water Technologies Inc., Class A	203,514	16,891,662

		475,570,297
Media — 0.1%
EW Scripps Co. (The), Class A, NVS	540,369	8,916,089

Mortgage Real Estate Investment — 0.1%
Granite Point Mortgage Trust Inc.(b)	354,703	6,838,674

Multi-Utilities — 0.3%
Avista Corp.	492,244	24,887,857

Oil, Gas & Consumable Fuels — 0.5%
CONSOL Energy Inc.(a)	268,366	10,952,016
Laredo Petroleum Inc.(a)(b)	798,974	6,527,618
Penn Virginia Corp.(a)(b)	141,895	11,428,223
Ring Energy Inc.(a)(b)	323,491	3,205,796

		32,113,653

20

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Growth ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Paper & Forest Products — 0.3%
Neenah Inc.	134,236	$11,584,567
Schweitzer-Mauduit International Inc.	224,102	8,585,347

		20,169,914

Personal Products — 0.9%
Inter Parfums Inc.	301,650	19,441,342
Medifast Inc.	208,238	46,135,129

		65,576,471

Pharmaceuticals — 2.0%
Amphastar Pharmaceuticals Inc.(a)(b)	305,919	5,885,881
ANI Pharmaceuticals Inc.(a)(b)	144,189	8,152,446
Assertio Therapeutics Inc.(a)	481,167	2,829,262
Corcept Therapeutics Inc.(a)(b)	1,837,192	25,757,432
Innoviva Inc.(a)	1,185,249	18,063,195
Lannett Co. Inc.(a)(b)	344,057	1,634,271
Medicines Co. (The)(a)(b)	546,209	16,337,111
Phibro Animal Health Corp., Class A	350,284	15,027,184
Supernus Pharmaceuticals Inc.(a)(b)	905,813	45,607,684

		139,294,466

Professional Services — 4.0%
ASGN Inc.(a)	908,207	71,684,778
Exponent Inc.	906,875	48,608,500
Forrester Research Inc.	106,881	4,905,838
Insperity Inc.	661,844	78,064,500
Korn/Ferry International	992,311	48,861,394
WageWorks Inc.(a)	690,762	29,530,075

		281,655,085

Real Estate Management & Development — 0.4%
HFF Inc., Class A	681,634	28,955,812

Road & Rail — 0.5%
Heartland Express Inc.(b)	322,985	6,372,494
Marten Transport Ltd.	390,481	8,219,625
Saia Inc.(a)(b)	308,953	23,619,457

		38,211,576

Semiconductors & Semiconductor Equipment — 5.1%
Advanced Energy Industries Inc.(a)(b)	681,649	35,207,171
Axcelis Technologies Inc.(a)(b)	561,315	11,029,840
Brooks Automation Inc.	1,228,113	43,020,798
Cabot Microelectronics Corp.	445,288	45,940,363
CEVA Inc.(a)(b)	386,453	11,110,524
Cohu Inc.	510,271	12,807,802
FormFactor Inc.(a)(b)	1,297,819	17,845,011
Ichor Holdings Ltd.(a)(b)	150,414	3,071,454
Kopin Corp.(a)(b)	668,087	1,616,771
Kulicke & Soffa Industries Inc.	1,177,631	28,074,723
MaxLinear Inc.(a)(b)	1,086,526	21,600,137
Nanometrics Inc.(a)(b)	296,447	11,122,692
PDF Solutions Inc.(a)(b)	173,967	1,570,922
Power Integrations Inc.	325,105	20,546,636
Rambus Inc.(a)	1,867,176	20,370,890
Rudolph Technologies Inc.(a)	553,422	13,531,168
Semtech Corp.(a)(b)	727,062	40,424,647
SolarEdge Technologies Inc.(a)(b)	424,768	15,992,515
Ultra Clean Holdings Inc.(a)(b)	482,293	6,052,777
Xperi Corp.	321,712	4,777,423

		365,714,264

Software — 3.7%
8x8 Inc.(a)	875,473	18,603,801
Agilysys Inc.(a)	150,616	2,455,041

Security	Shares	Value

Software (continued)
Alarm.com Holdings Inc.(a)(b)	327,528	$18,800,107
Bottomline Technologies de Inc.(a)(b)	637,815	46,375,529
Ebix Inc.(b)	393,276	31,127,795
LivePerson Inc.(a)(b)	490,269	12,722,480
MicroStrategy Inc., Class A(a)	80,177	11,274,490
Monotype Imaging Holdings Inc.	464,394	9,380,759
Progress Software Corp.	784,492	27,684,723
Qualys Inc.(a)(b)	584,460	52,075,386
SPS Commerce Inc.(a)	303,175	30,087,087

		260,587,198

Specialty Retail — 1.8%
Children’s Place Inc. (The)	197,215	25,204,077
Lithia Motors Inc., Class A	206,259	16,843,110
Lumber Liquidators Holdings Inc.(a)(b)	288,874	4,474,658
RH(a)(b)	340,965	44,669,825
Sleep Number Corp.(a)(b)	608,087	22,365,440
Tailored Brands Inc.	446,817	11,255,320

		124,812,430

Textiles, Apparel & Luxury Goods — 0.6%
Crocs Inc.(a)(b)	779,659	16,598,940
Steven Madden Ltd.	528,808	27,973,943

		44,572,883

Thrifts & Mortgage Finance — 1.7%
Axos Financial Inc.(a)(b)	962,734	33,108,422
Dime Community Bancshares Inc.	235,203	4,198,374
Meta Financial Group Inc.(b)	158,596	13,107,959
NMI Holdings Inc., Class A(a)(b)	1,145,744	25,951,102
Northfield Bancorp. Inc.	499,492	7,951,913
TrustCo Bank Corp. NY	769,084	6,537,214
Walker & Dunlop Inc.	503,622	26,631,531

		117,486,515

Water Utilities — 0.7%
American States Water Co.	403,310	24,658,373
California Water Service Group	536,144	23,000,578

		47,658,951

Total Common Stocks — 99.8% (Cost: $5,649,619,491)		7,103,656,606

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	675,148,082	675,350,626
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	19,480,581	19,480,581

		694,831,207

Total Short-Term Investments — 9.8% (Cost: $694,679,103)		694,831,207

Total Investments in Securities — 109.6% (Cost: $6,344,298,594)		7,798,487,813
Other Assets, Less Liabilities — (9.6)%		(685,140,933)

Net Assets — 100.0%		$7,113,346,880

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.

21

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Growth ETF

(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

22

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
AAR Corp.	517,458	$24,781,064
Cubic Corp.(a)	204,516	14,939,894
Engility Holdings Inc.(b)	290,155	10,442,678
Moog Inc., Class A	275,226	23,661,179
National Presto Industries Inc.	80,911	10,490,111
Triumph Group Inc.(a)	799,536	18,629,189

		102,944,115

Air Freight & Logistics — 0.9%
Atlas Air Worldwide Holdings Inc.(a)(b)	409,060	26,077,575
Echo Global Logistics Inc.(a)(b)	456,612	14,132,142
Hub Group Inc., Class A(b)	541,192	24,678,355

		64,888,072

Airlines — 1.3%
Allegiant Travel Co.	83,730	10,616,964
Hawaiian Holdings Inc.	811,530	32,542,353
SkyWest Inc.	832,963	49,061,521

		92,220,838

Auto Components — 2.1%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,786,365	31,154,206
Cooper Tire & Rubber Co.	795,948	22,525,328
Cooper-Standard Holdings Inc.(a)(b)	263,380	31,600,332
Dorman Products Inc.(a)(b)	228,879	17,605,373
Gentherm Inc.(a)(b)	326,597	14,843,834
Motorcar Parts of America Inc.(a)(b)	159,407	3,738,094
Standard Motor Products Inc.	323,425	15,918,978
Superior Industries International Inc.	374,272	6,381,338

		143,767,483

Banks — 10.0%
Ameris Bancorp	256,170	11,706,969
Banc of California Inc.	320,517	6,057,771
Banner Corp.	283,558	17,628,801
Berkshire Hills Bancorp. Inc.	459,098	18,685,289
Boston Private Financial Holdings Inc.	1,325,216	18,089,198
Brookline Bancorp. Inc.	736,417	12,298,164
Central Pacific Financial Corp.	113,614	3,002,818
City Holding Co.	128,979	9,905,587
Columbia Banking System Inc.	588,033	22,798,039
Community Bank System Inc.	817,449	49,921,611
Customers Bancorp. Inc.(a)(b)	240,273	5,653,624
CVB Financial Corp.	753,546	16,819,147
Fidelity Southern Corp.	352,573	8,736,759
First BanCorp./Puerto Rico(b)	3,473,756	31,611,180
First Commonwealth Financial Corp.	644,564	10,403,263
First Financial Bancorp	845,576	25,113,607
First Financial Bankshares Inc.(a)	443,784	26,227,634
First Midwest Bancorp. Inc.	1,649,980	43,872,968
Franklin Financial Network Inc.(a)(b)	147,043	5,749,381
Glacier Bancorp. Inc.	564,332	24,317,066
Great Western Bancorp. Inc.	942,270	39,754,371
Green Bancorp. Inc.	128,333	2,836,159
Hanmi Financial Corp.	240,057	5,977,419
Heritage Financial Corp./WA	185,756	6,529,323
Hope Bancorp Inc.	1,974,975	31,935,346
Independent Bank Corp./Rockland MA	215,825	17,827,145
NBT Bancorp. Inc.	698,226	26,797,914
OFG Bancorp	705,035	11,386,315
Old National Bancorp./IN	2,436,783	47,029,912

Security	Shares	Value

Banks (continued)
Opus Bank	345,539	$9,467,769
S&T Bancorp. Inc.	292,342	12,675,949
Seacoast Banking Corp. of Florida(a)(b)	192,866	5,631,687
Simmons First National Corp., Class A	1,476,103	43,471,233
Southside Bancshares Inc.	527,558	18,359,018
Tompkins Financial Corp.	112,208	9,110,168
Triumph Bancorp. Inc.(a)(b)	178,333	6,812,321
United Community Banks Inc./GA	519,720	14,494,991
Westamerica Bancorp	243,480	14,647,757

		693,343,673

Biotechnology — 0.9%
Acorda Therapeutics Inc.(a)(b)	630,372	12,386,810
AMAG Pharmaceuticals Inc.(a)(b)	557,834	11,156,680
Cytokinetics Inc.(a)(b)	496,922	4,894,682
Progenics Pharmaceuticals Inc.(a)(b)	828,170	5,192,626
REGENXBIO Inc.(a)(b)	239,529	18,084,439
Spectrum Pharmaceuticals Inc.(b)	537,572	9,031,209
Vanda Pharmaceuticals Inc.(b)	183,584	4,213,253

		64,959,699

Building Products — 1.1%
AAON Inc.	248,277	9,384,870
Apogee Enterprises Inc.	205,116	8,475,393
Gibraltar Industries Inc.(a)(b)	510,141	23,262,430
Griffon Corp.	282,021	4,554,639
Insteel Industries Inc.	292,874	10,508,319
Quanex Building Products Corp.	218,416	3,975,171
Universal Forest Products Inc.	473,930	16,743,947

		76,904,769

Capital Markets — 1.9%
Blucora Inc.(a)(b)	758,942	30,547,416
Donnelley Financial Solutions Inc.(b)	545,694	9,778,836
Greenhill & Co. Inc.(a)	306,793	8,083,996
INTL. FCStone Inc.(a)(b)	253,961	12,271,396
Investment Technology Group Inc.	531,094	11,503,496
Piper Jaffray Companies	128,589	9,817,770
Virtus Investment Partners Inc.	114,617	13,037,684
Waddell & Reed Financial Inc., Class A	1,275,708	27,019,495
WisdomTree Investments Inc.	864,194	7,328,365

		129,388,454

Chemicals — 2.5%
A Schulman Inc.(c)	467,526	892,975
AdvanSix Inc.(b)	227,739	7,731,739
American Vanguard Corp.	128,642	2,315,556
Balchem Corp.	211,551	23,712,752
Flotek Industries Inc.(a)(b)	883,084	2,119,402
FutureFuel Corp.	412,714	7,651,717
Hawkins Inc.	154,846	6,418,367
HB Fuller Co.	437,138	22,586,920
Innophos Holdings Inc.	316,267	14,042,255
Innospec Inc.	199,655	15,323,521
LSB Industries Inc.(a)(b)	340,548	3,330,559
Quaker Chemical Corp.	83,157	16,815,177
Rayonier Advanced Materials Inc.	819,128	15,096,529
Stepan Co.	322,172	28,032,186
Tredegar Corp.	413,473	8,951,690

		175,021,345

Commercial Services & Supplies — 2.8%
ABM Industries Inc.	1,053,272	33,968,022
Brady Corp., Class A, NVS	425,626	18,621,137

23

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Commercial Services & Supplies (continued)
Essendant Inc.	524,744	$6,727,218
LSC Communications Inc.	540,644	5,979,523
Matthews International Corp., Class A	513,376	25,745,806
Mobile Mini Inc.	309,764	13,583,151
Multi-Color Corp.(a)	123,170	7,667,333
RR Donnelley & Sons Co.	794,169	4,288,513
Team Inc.(a)(b)	481,020	10,822,950
Tetra Tech Inc.	398,269	27,201,773
U.S. Ecology Inc.	133,978	9,880,877
UniFirst Corp./MA	128,317	22,282,247
Viad Corp.	156,743	9,287,023

		196,055,573

Communications Equipment — 1.9%
ADTRAN Inc.	379,315	6,694,910
Comtech Telecommunications Corp.	381,484	13,836,425
Digi International Inc.(b)	437,531	5,884,792
Finisar Corp.(a)(b)	1,874,735	35,713,702
Harmonic Inc.(a)(b)	1,387,096	7,629,028
NETGEAR Inc.(a)(b)	508,904	31,984,616
Oclaro Inc.(b)	1,224,770	10,949,444
Viavi Solutions Inc.(b)	1,379,484	15,643,348

		128,336,265

Construction & Engineering — 0.4%
Aegion Corp.(b)	520,776	13,217,295
MYR Group Inc.(a)(b)	265,939	8,680,249
Orion Group Holdings Inc.(b)	465,914	3,517,651

		25,415,195

Consumer Finance — 1.0%
Encore Capital Group Inc.(a)(b)	169,152	6,064,099
Enova International Inc.(b)	548,495	15,796,656
EZCORP Inc., Class A, NVS(a)(b)	825,622	8,834,155
PRA Group Inc.(a)(b)	724,552	26,083,872
World Acceptance Corp.(b)	98,704	11,287,790

		68,066,572

Containers & Packaging — 0.1%
Myers Industries Inc.	202,706	4,712,914

Distributors — 0.4%
Core-Mark Holding Co. Inc.	734,693	24,950,174

Diversified Consumer Services — 0.6%
American Public Education Inc.(b)	265,485	8,774,279
Career Education Corp.(b)	385,169	5,750,573
Regis Corp.(b)	529,895	10,825,755
Strategic Education Inc.(a)	125,189	17,154,649

		42,505,256

Diversified Telecommunication Services — 1.2%
ATN International Inc.	173,490	12,817,441
Cincinnati Bell Inc.(a)(b)	798,159	12,730,636
Consolidated Communications Holdings Inc.	1,139,658	14,861,140
Frontier Communications Corp.(a)	1,692,381	10,983,553
Iridium Communications Inc.(a)(b)	1,541,155	34,675,988

		86,068,758

Electric Utilities — 0.3%
El Paso Electric Co.	301,894	17,268,337

Electrical Equipment — 0.6%
AZZ Inc.	416,290	21,022,645
Encore Wire Corp.	334,852	16,776,085

Security	Shares	Value

Electrical Equipment (continued)
Powell Industries Inc.	142,923	$5,182,388

		42,981,118

Electronic Equipment, Instruments & Components — 4.5%
Anixter International Inc.(b)	460,307	32,359,582
Badger Meter Inc.	165,926	8,785,782
Bel Fuse Inc., Class B, NVS	163,026	4,320,189
Benchmark Electronics Inc.	739,677	17,308,442
CTS Corp.(a)	250,932	8,606,968
Daktronics Inc.	644,420	5,052,253
ePlus Inc.(b)	70,494	6,534,794
Fabrinet(a)(b)	583,065	26,972,587
FARO Technologies Inc.(b)	96,024	6,179,144
Insight Enterprises Inc.(a)(b)	567,278	30,684,067
Itron Inc.(b)	325,913	20,923,614
Knowles Corp.(a)(b)	1,445,000	24,015,900
Methode Electronics Inc.	301,016	10,896,779
MTS Systems Corp.	285,522	15,632,329
OSI Systems Inc.(a)(b)	135,728	10,357,404
Park Electrochemical Corp.	190,088	3,704,815
Plexus Corp.(a)(b)	515,568	30,165,884
Sanmina Corp.(a)(b)	1,082,258	29,870,321
ScanSource Inc.(b)	409,777	16,350,102

		308,720,956

Energy Equipment & Services — 3.7%
Archrock Inc.	2,064,012	25,180,946
Bristow Group Inc.(b)	572,044	6,938,894
C&J Energy Services Inc.(a)(b)	815,250	16,957,200
CARBO Ceramics Inc.(a)(b)	250,707	1,817,626
Era Group Inc.(b)	340,721	4,207,904
Exterran Corp.(b)	497,237	13,191,698
Geospace Technologies Corp.(a)(b)	218,954	2,999,670
Gulf Island Fabrication Inc.	222,426	2,213,139
Helix Energy Solutions Group Inc.(a)(b)	2,216,009	21,894,169
Matrix Service Co.(b)	424,619	10,466,858
Newpark Resources Inc.(a)(b)	1,432,623	14,827,648
Noble Corp. PLC(a)(b)	3,947,178	27,748,661
Oil States International Inc.(a)(b)	955,987	31,738,768
Pioneer Energy Services Corp.(b)	1,263,883	3,728,455
ProPetro Holding Corp.(a)(b)	334,565	5,516,977
SEACOR Holdings Inc.(a)(b)	272,332	13,455,924
TETRA Technologies Inc.(b)	2,034,657	9,176,303
U.S. Silica Holdings Inc.(a)	1,232,294	23,204,096
Unit Corp.(a)(b)	865,169	22,546,304

		257,811,240

Entertainment — 0.2%
Marcus Corp. (The)	314,917	13,242,260

Equity Real Estate Investment Trusts (REITs) — 5.5%
Acadia Realty Trust(a)	1,303,602	36,539,964
Agree Realty Corp.(a)	249,714	13,264,808
American Assets Trust Inc.	332,329	12,392,548
Armada Hoffler Properties Inc.	339,004	5,122,350
CareTrust REIT Inc.	532,784	9,435,605
CBL & Associates Properties Inc.(a)	2,781,239	11,097,144
Cedar Realty Trust Inc.	1,411,101	6,575,731
Chatham Lodging Trust	736,795	15,391,647
Chesapeake Lodging Trust(a)	550,623	17,658,480
Community Healthcare Trust Inc.	146,360	4,534,233
DiamondRock Hospitality Co.	3,324,319	38,794,803

24

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
Franklin Street Properties Corp.(a)	1,715,109	$13,703,721
Getty Realty Corp.(a)	247,168	7,059,118
Global Net Lease Inc.(a)	540,450	11,268,382
Government Properties Income Trust(a)	1,300,931	14,687,511
Hersha Hospitality Trust(a)	579,475	13,136,698
Independence Realty Trust Inc.(a)	1,409,896	14,846,205
iStar Inc.(a)	622,917	6,957,983
Kite Realty Group Trust	1,338,246	22,281,796
LTC Properties Inc.	299,902	13,228,677
Pennsylvania REIT(a)	1,025,445	9,700,710
PS Business Parks Inc.	134,806	17,132,494
Ramco-Gershenson Properties Trust(a)	456,209	6,204,442
Retail Opportunity Investments Corp.(a)	906,774	16,929,471
Saul Centers Inc.	86,262	4,830,672
Summit Hotel Properties Inc.(a)	595,482	8,056,871
Urstadt Biddle Properties Inc., Class A	288,711	6,146,657
Washington Prime Group Inc.(a)	2,975,782	21,723,209
Whitestone REIT(a)	365,276	5,070,031

		383,771,961

Food & Staples Retailing — 0.7%
Andersons Inc. (The)	420,960	15,849,144
SpartanNash Co.	579,891	11,632,614
SUPERVALU Inc.(a)(b)	614,569	19,801,413

		47,283,171

Food Products — 1.3%
B&G Foods Inc.(a)	390,184	10,710,551
Cal-Maine Foods Inc.(a)	279,699	13,509,462
Darling Ingredients Inc.(a)(b)	1,290,454	24,931,571
Dean Foods Co.	1,460,523	10,369,713
J&J Snack Foods Corp.	87,124	13,146,141
John B Sanfilippo & Son Inc.	138,224	9,866,429
Seneca Foods Corp., Class A(a)(b)	112,216	3,781,679

		86,315,546

Gas Utilities — 1.5%
Northwest Natural Holding Co.	259,355	17,350,850
South Jersey Industries Inc.	765,872	27,012,305
Spire Inc.	806,139	59,291,523

		103,654,678

Health Care Equipment & Supplies — 1.2%
AngioDynamics Inc.(a)(b)	595,121	12,937,930
Anika Therapeutics Inc.(a)(b)	101,376	4,276,040
CONMED Corp.	215,099	17,040,143
CryoLife Inc.(b)	292,944	10,311,629
Invacare Corp.(a)	540,372	7,862,412
Meridian Bioscience Inc.	405,131	6,036,452
Natus Medical Inc.(a)(b)	257,723	9,187,825
Tactile Systems Technology Inc.(a)(b)	114,727	8,151,353
Varex Imaging Corp.(a)(b)	284,107	8,142,507

		83,946,291

Health Care Providers & Services — 1.6%
Aceto Corp.	509,633	1,151,771
Community Health Systems Inc.(a)(b)	1,894,591	6,555,285
Cross Country Healthcare Inc.(b)	587,677	5,130,420
Diplomat Pharmacy Inc.(a)(b)	904,480	17,555,957
Ensign Group Inc. (The)(a)	352,298	13,359,140
Magellan Health Inc.(a)(b)	392,689	28,293,242
Owens & Minor Inc.	1,000,140	16,522,313
Quorum Health Corp.(a)(b)	400,210	2,345,231
Select Medical Holdings Corp.(b)	750,226	13,804,158

Security	Shares	Value

Health Care Providers & Services (continued)
U.S. Physical Therapy Inc.	72,158	$8,557,939

		113,275,456

Health Care Technology — 0.5%
Computer Programs & Systems Inc.(a)	102,904	2,762,972
HealthStream Inc.	209,654	6,501,371
HMS Holdings Corp.(b)	787,621	25,841,845

		35,106,188

Hotels, Restaurants & Leisure — 1.3%
Belmond Ltd., Class A(b)	1,432,699	26,146,757
BJ’s Restaurants Inc.(a)	147,923	10,680,041
Chuy’s Holdings Inc.(a)(b)	273,327	7,174,834
Dine Brands Global Inc.	145,295	11,813,936
El Pollo Loco Holdings Inc.(a)(b)	360,443	4,523,560
Fiesta Restaurant Group Inc.(b)	375,052	10,032,641
Red Robin Gourmet Burgers Inc.(a)(b)	210,020	8,432,303
Sonic Corp.	257,710	11,169,151

		89,973,223

Household Durables — 0.9%
Ethan Allen Interiors Inc.	395,719	8,211,169
La-Z-Boy Inc.	364,638	11,522,561
M/I Homes Inc.(b)	459,565	10,997,391
MDC Holdings Inc.	347,654	10,283,605
Meritage Homes Corp.(a)(b)	288,931	11,528,347
Universal Electronics Inc.(a)(b)	221,220	8,705,007
William Lyon Homes, Class A(a)(b)	243,974	3,876,747

		65,124,827

Household Products — 0.2%
WD-40 Co.	95,324	16,405,260

Insurance — 4.2%
Ambac Financial Group Inc.(b)	8,675	177,143
American Equity Investment Life Holding Co.	1,440,138	50,923,280
AMERISAFE Inc.	160,599	9,949,108
eHealth Inc.(a)(b)	123,814	3,498,984
Employers Holdings Inc.	280,104	12,688,711
HCI Group Inc.	117,310	5,132,312
Horace Mann Educators Corp.	656,952	29,497,145
James River Group Holdings Ltd.	225,294	9,602,030
Maiden Holdings Ltd.	966,340	2,754,069
Navigators Group Inc. (The)	370,485	25,600,513
ProAssurance Corp.	456,548	21,434,929
RLI Corp.	355,734	27,953,578
Safety Insurance Group Inc.	232,283	20,812,557
Selective Insurance Group Inc.	338,800	21,513,800
Stewart Information Services Corp.	382,054	17,196,251
United Fire Group Inc.	267,410	13,576,406
United Insurance Holdings Corp.	337,791	7,559,763
Universal Insurance Holdings Inc.	179,599	8,719,531

		288,590,110

Internet & Direct Marketing Retail — 0.2%
Liquidity Services Inc.(a)(b)	426,862	2,710,574
Shutterfly Inc.(b)	210,368	13,861,147

		16,571,721

IT Services — 3.4%
CACI International Inc., Class A(a)(b)	394,408	72,630,233
Cardtronics PLC, Class A(a)(b)	597,122	18,892,940
CSG Systems International Inc.	286,477	11,499,187
EVERTEC Inc.	591,807	14,262,549
ManTech International Corp./VA, Class A	422,096	26,718,677

25

Schedule of Investments (unaudited) September 30, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

IT Services (continued)
NIC Inc.	579,905	$8,582,594
Perficient Inc.(a)(b)	556,770	14,837,920
Sykes Enterprises Inc.(a)(b)	636,959	19,420,880
Travelport Worldwide Ltd.	2,018,622	34,054,153
Unisys Corp.(a)(b)	600,776	12,255,830

		233,154,963

Leisure Products — 0.6%
Callaway Golf Co.(a)	468,564	11,381,420
Nautilus Inc.(a)(b)	266,714	3,720,660
Sturm Ruger & Co. Inc.	160,216	11,062,915
Vista Outdoor Inc.(a)(b)	922,686	16,506,852

		42,671,847

Life Sciences Tools & Services — 0.3%
Cambrex Corp.(a)(b)	197,317	13,496,483
Luminex Corp.	307,605	9,323,507

		22,819,990

Machinery — 5.1%
Actuant Corp., Class A	607,383	16,945,986
Astec Industries Inc.	369,378	18,620,345
Briggs & Stratton Corp.	681,166	13,098,822
Chart Industries Inc.(a)(b)	495,782	38,834,604
CIRCOR International Inc.(a)	315,874	15,004,015
ESCO Technologies Inc.	152,424	10,372,453
Federal Signal Corp.	464,397	12,436,552
Franklin Electric Co. Inc.	305,265	14,423,771
Greenbrier Companies Inc. (The)	514,880	30,944,288
Hillenbrand Inc.	476,167	24,903,534
Lindsay Corp.	91,367	9,158,628
Lydall Inc.(b)	160,224	6,905,654
Mueller Industries Inc.	921,141	26,694,666
SPX Corp.(b)	690,935	23,015,045
SPX FLOW Inc.(b)	680,503	35,386,156
Standex International Corp.	98,603	10,279,363
Tennant Co.	171,559	13,029,906
Titan International Inc.	809,987	6,010,104
Wabash National Corp.(a)	440,250	8,025,757
Watts Water Technologies Inc., Class A	257,942	21,409,186

		355,498,835

Marine — 0.4%
Matson Inc.	682,918	27,070,870

Media — 0.9%
EW Scripps Co. (The), Class A, NVS(a)	419,197	6,916,751
Gannett Co. Inc.	1,807,302	18,091,093
New Media Investment Group Inc.	867,922	13,617,696
Scholastic Corp., NVS	444,839	20,769,533

		59,395,073

Metals & Mining — 1.6%
AK Steel Holding Corp.(a)(b)	5,045,398	24,722,450
Century Aluminum Co.(a)(b)	772,961	9,252,343
Haynes International Inc.	202,565	7,191,058
Kaiser Aluminum Corp.	263,540	28,741,672
Materion Corp.	319,658	19,339,309
Olympic Steel Inc.	146,927	3,066,367
SunCoke Energy Inc.(b)	1,046,007	12,154,601
TimkenSteel Corp.(b)	634,255	9,431,372

		113,899,172

Mortgage Real Estate Investment — 2.2%
Apollo Commercial Real Estate Finance Inc.(a)	1,790,573	33,788,113

Security	Shares	Value

Mortgage Real Estate Investment (continued)
ARMOUR Residential REIT Inc.(a)	674,190	$15,135,565
Capstead Mortgage Corp.(a)	1,485,077	11,746,959
Granite Point Mortgage Trust Inc.(a)	378,489	7,297,268
Invesco Mortgage Capital Inc.	1,784,958	28,238,036
New York Mortgage Trust Inc.(a)	2,228,794	13,551,068
PennyMac Mortgage Investment Trust(d)	978,839	19,811,701
Redwood Trust Inc.(a)	1,326,426	21,541,158

		151,109,868

Multi-Utilities — 0.4%
Avista Corp.	593,921	30,028,646

Multiline Retail — 0.1%
JC Penney Co. Inc.(a)(b)	4,997,918	8,296,544

Oil, Gas & Consumable Fuels — 3.8%
Bonanza Creek Energy Inc.(b)	298,975	8,903,476
Carrizo Oil & Gas Inc.(a)(b)	1,357,467	34,208,168
Cloud Peak Energy Inc.(a)(b)	1,218,302	2,802,095
CONSOL Energy Inc.(a)(b)	201,553	8,225,378
Denbury Resources Inc.(b)	7,345,098	45,539,608
Green Plains Inc.	625,667	10,761,472
HighPoint Resources Corp.(a)(b)	1,766,647	8,621,237
Laredo Petroleum Inc.(a)(b)	1,695,600	13,853,052
Par Pacific Holdings Inc.(a)(b)	447,645	9,131,958
PDC Energy Inc.(b)	1,054,004	51,604,036
Penn Virginia Corp.(a)(b)	85,062	6,850,893
Renewable Energy Group Inc.(a)(b)	595,940	17,163,072
REX American Resources Corp.(a)(b)	91,589	6,919,549
Ring Energy Inc.(a)(b)	587,386	5,820,995
SRC Energy Inc.(a)(b)	3,870,450	34,408,301

		264,813,290

Paper & Forest Products — 1.7%
Boise Cascade Co.(a)	622,075	22,892,360
Clearwater Paper Corp.(a)(b)	263,261	7,818,852
KapStone Paper and Packaging Corp.	1,420,234	48,160,135
Neenah Inc.	148,445	12,810,803
PH Glatfelter Co.	699,543	13,368,267
Schweitzer-Mauduit International Inc.	285,315	10,930,417

		115,980,834

Personal Products — 0.2%
Avon Products Inc.(b)	7,061,848	15,536,066

Pharmaceuticals — 1.2%
Amphastar Pharmaceuticals Inc.(a)(b)	277,441	5,337,965
Assertio Therapeutics Inc.(b)	593,444	3,489,451
Endo International PLC(b)	3,179,179	53,505,583
Lannett Co. Inc.(a)(b)	185,314	880,241
Medicines Co. (The)(a)(b)	547,201	16,366,782

		79,580,022

Professional Services — 1.6%
Forrester Research Inc.	64,416	2,956,694
FTI Consulting Inc.(a)(b)	610,566	44,687,326
Heidrick & Struggles International Inc.	304,187	10,296,730
Kelly Services Inc., Class A, NVS	497,963	11,966,051
Navigant Consulting Inc.	719,834	16,599,372
Resources Connection Inc.	485,307	8,056,096
TrueBlue Inc.(b)	649,810	16,927,551

		111,489,820

Real Estate Management & Development — 0.2%
RE/MAX Holdings Inc., Class A	283,987	12,594,823

26

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail — 0.6%
ArcBest Corp.	411,164	$19,962,012
Heartland Express Inc.(a)	463,614	9,147,104
Marten Transport Ltd.(a)	261,899	5,512,974
Saia Inc.(a)(b)	128,389	9,815,339

		44,437,429

Semiconductors & Semiconductor Equipment — 1.6%
Diodes Inc.(a)(b)	625,454	20,821,364
DSP Group Inc.(a)(b)	312,244	3,715,704
Ichor Holdings Ltd.(a)(b)	254,368	5,194,194
Kopin Corp.(a)(b)	375,678	909,141
Nanometrics Inc.(a)(b)	115,922	4,349,393
PDF Solutions Inc.(a)(b)	282,010	2,546,550
Photronics Inc.(a)(b)	1,079,522	10,633,292
Power Integrations Inc.(a)	174,030	10,998,696
Semtech Corp.(a)(b)	389,660	21,665,096
SolarEdge Technologies Inc.(a)(b)	294,144	11,074,522
Ultra Clean Holdings Inc.(a)(b)	193,954	2,434,123
Veeco Instruments Inc.(a)(b)	790,130	8,098,832
Xperi Corp.	493,001	7,321,065

		109,761,972

Software — 1.4%
8x8 Inc.(b)	689,870	14,659,737
Agilysys Inc.(a)(b)	130,583	2,128,503
Alarm.com Holdings Inc.(a)(b)	256,173	14,704,330
LivePerson Inc.(a)(b)	462,037	11,989,860
MicroStrategy Inc., Class A(a)(b)	77,072	10,837,865
Monotype Imaging Holdings Inc.	256,821	5,187,784
OneSpan Inc.(a)(b)	488,993	9,315,317
TiVo Corp.	1,981,195	24,665,878

		93,489,274

Specialty Retail — 6.1%
Abercrombie & Fitch Co., Class A	1,071,234	22,624,462
Asbury Automotive Group Inc.(b)	325,537	22,380,669
Ascena Retail Group Inc.(a)(b)	2,762,192	12,623,217
Barnes & Noble Education Inc.(a)(b)	597,503	3,441,617
Barnes & Noble Inc.	934,402	5,419,532
Big 5 Sporting Goods Corp.	328,462	1,675,156
Buckle Inc. (The)(a)	449,362	10,357,794
Caleres Inc.(a)	690,756	24,770,510
Cato Corp. (The), Class A	365,034	7,673,015
Chico’s FAS Inc.	2,010,480	17,430,862
Children’s Place Inc. (The)	81,893	10,465,925
DSW Inc., Class A	1,086,383	36,806,656
Express Inc.(a)(b)	1,190,554	13,167,527
Francesca’s Holdings Corp.(a)(b)	560,231	2,078,457
GameStop Corp., Class A	1,620,434	24,744,027
Genesco Inc.(a)(b)	318,928	15,021,509
Group 1 Automotive Inc.	302,544	19,635,106
Guess? Inc.	907,170	20,502,042
Haverty Furniture Companies Inc.	312,803	6,912,946
Hibbett Sports Inc.(a)(b)	303,861	5,712,587
Kirkland’s Inc.(a)(b)	261,148	2,634,983
Lithia Motors Inc., Class A	181,873	14,851,749
Lumber Liquidators Holdings Inc.(a)(b)	193,180	2,992,358
MarineMax Inc.(a)(b)	358,632	7,620,930
Monro Inc.(a)	525,996	36,609,322
Office Depot Inc.	8,825,889	28,331,104
Rent-A-Center Inc./TX(b)	710,343	10,214,732
Shoe Carnival Inc.	167,144	6,435,044

Security	Shares	Value

Specialty Retail (continued)
Sonic Automotive Inc., Class A	377,873	$7,311,843
Tailored Brands Inc.	388,394	9,783,645
Tile Shop Holdings Inc.	623,814	4,460,270
Vitamin Shoppe Inc.(a)(b)	250,066	2,500,660
Zumiez Inc.(a)(b)	294,278	7,754,225

		424,944,481

Technology Hardware, Storage & Peripherals — 1.1%
3D Systems Corp.(a)(b)	1,821,890	34,433,721
Cray Inc.(a)(b)	655,834	14,100,431
Diebold Nixdorf Inc.(a)	1,229,538	5,532,921
Electronics For Imaging Inc.(a)(b)	709,757	24,188,519

		78,255,592

Textiles, Apparel & Luxury Goods — 2.7%
Crocs Inc.(a)(b)	371,704	7,913,578
Fossil Group Inc.(a)(b)	726,758	16,918,926
G-III Apparel Group Ltd.(a)(b)	668,606	32,220,123
Movado Group Inc.	264,342	11,075,930
Oxford Industries Inc.	270,899	24,435,090
Perry Ellis International Inc.(b)	198,973	5,437,932
Steven Madden Ltd.	363,692	19,239,307
Unifi Inc.(a)(b)	231,688	6,563,721
Vera Bradley Inc.(a)(b)	347,698	5,305,872
Wolverine World Wide Inc.	1,517,286	59,250,018

		188,360,497

Thrifts & Mortgage Finance — 1.3%
Dime Community Bancshares Inc.	294,366	5,254,433
HomeStreet Inc.(b)	436,100	11,556,650
Northfield Bancorp. Inc.	302,065	4,808,875
Northwest Bancshares Inc.	1,652,358	28,618,841
Oritani Financial Corp.	627,847	9,763,021
Provident Financial Services Inc.	982,935	24,131,054
TrustCo Bank Corp. NY	842,893	7,164,590

		91,297,464

Tobacco — 0.4%
Universal Corp./VA	397,595	25,843,675

Trading Companies & Distributors — 1.4%
Applied Industrial Technologies Inc.	619,324	48,462,103
DXP Enterprises Inc./TX(b)	255,931	10,255,155
Kaman Corp.	447,783	29,902,949
Veritiv Corp.(a)(b)	182,306	6,635,938

		95,256,145

Water Utilities — 0.4%
American States Water Co.	218,610	13,365,815
California Water Service Group	279,070	11,972,103

		25,337,918

Wireless Telecommunication Services — 0.1%
Spok Holdings Inc.	289,436	4,457,314

Total Common Stocks — 99.8%
(Cost: $6,225,900,396)		6,914,973,922

Short-Term Investments

Money Market Funds — 8.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	562,068,899	562,237,520

27

Schedule of Investments (unaudited) (continued) September 30, 2018	iShares® S&P Small-Cap 600 Value ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	32,363,910	$32,363,910

		594,601,430

Total Short-Term Investments — 8.6%
(Cost: $594,492,824)		594,601,430

Total Investments in Securities — 108.4%
(Cost: $6,820,393,220)		7,509,575,352
Other Assets, Less Liabilities — (8.4)%		(581,912,649)

Net Assets — 100.0%		$6,927,662,703

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

28

Schedule of Investments (unaudited)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.7%
Arconic Inc.	2,864,657	$63,051,100
Boeing Co. (The)	3,580,578	1,331,616,958
General Dynamics Corp.	1,868,232	382,464,455
Harris Corp.	784,166	132,688,729
Huntington Ingalls Industries Inc.	287,200	73,546,176
L3 Technologies Inc.	525,428	111,716,501
Lockheed Martin Corp.	1,662,448	575,140,510
Northrop Grumman Corp.	1,165,029	369,745,254
Raytheon Co.	1,914,086	395,565,013
Rockwell Collins Inc.	1,098,549	154,313,178
Textron Inc.	1,654,392	118,239,396
TransDigm Group Inc.(a)	324,779	120,915,222
United Technologies Corp.	5,046,464	705,546,132

		4,534,548,624
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	921,698	90,252,668
Expeditors International of Washington Inc.	1,165,905	85,728,995
FedEx Corp.	1,632,357	393,055,242
United Parcel Service Inc., Class B	4,652,599	543,190,933

		1,112,227,838
Airlines — 0.5%
Alaska Air Group Inc.	832,312	57,313,004
American Airlines Group Inc.	2,739,129	113,208,202
Delta Air Lines Inc.	4,209,892	243,458,054
Southwest Airlines Co.	3,448,102	215,333,970
United Continental Holdings Inc.(a)	1,529,628	136,228,670

		765,541,900
Auto Components — 0.1%
Aptiv PLC	1,779,148	149,270,517
BorgWarner Inc.	1,407,125	60,196,808
Goodyear Tire & Rubber Co. (The)	1,562,241	36,540,817

		246,008,142
Automobiles — 0.4%
Ford Motor Co.	26,203,658	242,383,837
General Motors Co.	8,792,399	296,040,074
Harley-Davidson Inc.	1,131,790	51,270,087

		589,693,998
Banks — 5.8%
Bank of America Corp.	62,274,652	1,834,611,248
BB&T Corp.	5,177,728	251,326,917
Citigroup Inc.	16,863,602	1,209,794,807
Citizens Financial Group Inc.	3,193,573	123,176,111
Comerica Inc.	1,149,387	103,674,707
Fifth Third Bancorp.	4,489,530	125,347,678
Huntington Bancshares Inc./OH	7,443,105	111,051,127
JPMorgan Chase & Co.	22,536,864	2,543,059,734
KeyCorp.	7,059,097	140,405,439
M&T Bank Corp.	964,822	158,751,812
People’s United Financial Inc.	2,348,836	40,212,072
PNC Financial Services Group Inc. (The)(b)	3,115,441	424,291,910
Regions Financial Corp.	7,427,967	136,303,194
SunTrust Banks Inc.	3,080,732	205,762,090
SVB Financial Group(a)(c)	354,660	110,238,968
U.S. Bancorp.	10,274,949	542,620,057
Wells Fargo & Co.	29,053,511	1,527,052,538
Zions BanCorp.	1,288,358	64,611,154

		9,652,291,563

Security	Shares	Value
Beverages — 1.7%
Brown-Forman Corp., Class B, NVS	1,136,217	$57,435,769
Coca-Cola Co. (The)	25,647,362	1,184,651,651
Constellation Brands Inc., Class A	1,123,334	242,213,277
Molson Coors Brewing Co., Class B	1,241,492	76,351,758
Monster Beverage Corp.(a)(c)	2,680,368	156,211,847
PepsiCo Inc.	9,490,027	1,060,985,019

		2,777,849,321
Biotechnology — 2.6%
AbbVie Inc.	10,160,685	960,997,587
Alexion Pharmaceuticals Inc.(a)	1,495,412	207,877,222
Amgen Inc.	4,343,163	900,294,258
Biogen Inc.(a)	1,351,676	477,560,648
Celgene Corp.(a)	4,712,047	421,681,086
Gilead Sciences Inc.	8,698,383	671,602,152
Incyte Corp.(a)	1,170,303	80,844,531
Regeneron Pharmaceuticals Inc.(a)	517,828	209,223,225
Vertex Pharmaceuticals Inc.(a)(c)	1,712,721	330,109,846

		4,260,190,555
Building Products — 0.3%
Allegion PLC	631,490	57,194,049
AO Smith Corp.	976,043	52,091,415
Fortune Brands Home & Security Inc.	949,210	49,700,636
Johnson Controls International PLC	6,203,532	217,123,620
Masco Corp.	2,045,538	74,866,691

		450,976,411
Capital Markets — 2.7%
Affiliated Managers Group Inc.(c)	358,517	49,016,444
Ameriprise Financial Inc.	955,813	141,135,348
Bank of New York Mellon Corp. (The)	6,167,216	314,466,344
BlackRock Inc.(b)	823,977	388,365,079
Cboe Global Markets Inc.	750,330	72,001,667
Charles Schwab Corp. (The)	8,068,350	396,559,403
CME Group Inc.	2,285,241	388,970,871
E*TRADE Financial Corp.(a)	1,741,427	91,233,361
Franklin Resources Inc.	2,059,683	62,634,960
Goldman Sachs Group Inc. (The)	2,356,048	528,320,204
Intercontinental Exchange Inc.	3,847,733	288,156,724
Invesco Ltd.	2,741,024	62,714,629
Moody’s Corp.	1,122,044	187,605,757
Morgan Stanley	8,897,653	414,363,700
MSCI Inc.	599,028	106,273,557
Nasdaq Inc.	776,819	66,651,070
Northern Trust Corp.	1,504,245	153,628,542
Raymond James Financial Inc.	884,607	81,428,074
S&P Global Inc.	1,686,592	329,543,211
State Street Corp.	2,537,201	212,566,700
T Rowe Price Group Inc.	1,623,486	177,252,201

		4,512,887,846
Chemicals — 1.8%
Air Products & Chemicals Inc.	1,473,139	246,087,870
Albemarle Corp.	731,460	72,985,079
CF Industries Holdings Inc.	1,575,293	85,758,951
DowDuPont Inc.	15,482,379	995,671,793
Eastman Chemical Co.	951,708	91,097,490
Ecolab Inc.	1,705,904	267,451,629
FMC Corp.	898,049	78,291,912
International Flavors & Fragrances Inc.	604,802	84,140,054
LyondellBasell Industries NV, Class A	2,134,360	218,793,243
Mosaic Co. (The)	2,356,218	76,529,961

1

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
PPG Industries Inc.	1,615,749	$176,326,688
Praxair Inc.	1,927,945	309,878,600
Sherwin-Williams Co. (The)	551,504	251,050,136

		2,954,063,406
Commercial Services & Supplies — 0.4%
Cintas Corp.	575,205	113,781,301
Copart Inc.(a)(c)	1,380,202	71,121,809
Republic Services Inc.	1,468,719	106,717,123
Rollins Inc.	658,252	39,949,314
Stericycle Inc.(a)(c)	583,239	34,224,464
Waste Management Inc.	2,639,304	238,487,509

		604,281,520
Communications Equipment — 1.1%
Arista Networks Inc.(a)(c)	347,805	92,467,437
Cisco Systems Inc.	30,639,469	1,490,610,167
F5 Networks Inc.(a)(c)	405,121	80,789,230
Juniper Networks Inc.	2,290,836	68,656,355
Motorola Solutions Inc.	1,084,035	141,076,315

		1,873,599,504
Construction & Engineering — 0.1%
Fluor Corp.	946,184	54,973,290
Jacobs Engineering Group Inc.	801,752	61,334,028
Quanta Services Inc.(a)(c)	989,296	33,022,701

		149,330,019
Construction Materials — 0.1%
Martin Marietta Materials Inc.	423,358	77,029,988
Vulcan Materials Co.	885,256	98,440,467

		175,470,455
Consumer Finance — 0.7%
American Express Co.	4,737,657	504,513,094
Capital One Financial Corp.	3,206,468	304,390,007
Discover Financial Services	2,287,447	174,875,323
Synchrony Financial	4,591,283	142,697,076

		1,126,475,500
Containers & Packaging — 0.3%
Avery Dennison Corp.	584,796	63,362,647
Ball Corp.(c)	2,286,597	100,587,402
International Paper Co.	2,728,777	134,119,389
Packaging Corp. of America	636,679	69,837,319
Sealed Air Corp.	1,076,945	43,239,342
WestRock Co.	1,695,120	90,587,213

		501,733,312
Distributors — 0.1%
Genuine Parts Co.	975,485	96,963,209
LKQ Corp.(a)(c)	2,142,954	67,867,353

		164,830,562
Diversified Consumer Services — 0.0%
H&R Block Inc.	1,371,700	35,321,275

Diversified Financial Services — 1.7%
Berkshire Hathaway Inc., Class B(a)(c)	13,072,158	2,798,879,749
Jefferies Financial Group Inc.(c)	1,953,940	42,908,523

		2,841,788,272
Diversified Telecommunication Services — 2.0%
AT&T Inc.	48,678,372	1,634,619,731
CenturyLink Inc.	6,404,134	135,767,641
Verizon Communications Inc.	27,694,156	1,478,590,989

		3,248,978,361

Security	Shares	Value
Electric Utilities — 1.8%
Alliant Energy Corp.	1,570,909	$66,873,596
American Electric Power Co. Inc.	3,297,686	233,739,984
Duke Energy Corp.	4,778,576	382,381,652
Edison International	2,182,335	147,700,433
Entergy Corp.	1,217,316	98,760,847
Evergy Inc.	1,835,496	100,805,440
Eversource Energy	2,110,810	129,688,166
Exelon Corp.	6,469,396	282,453,829
FirstEnergy Corp.	3,274,238	121,703,426
NextEra Energy Inc.	3,164,438	530,359,809
PG&E Corp.	3,473,077	159,796,273
Pinnacle West Capital Corp.	749,609	59,354,041
PPL Corp.	4,698,348	137,473,663
Southern Co. (The)	6,794,900	296,257,640
Xcel Energy Inc.	3,400,507	160,537,935

		2,907,886,734
Electrical Equipment — 0.5%
AMETEK Inc.	1,545,213	122,257,252
Eaton Corp. PLC	2,907,426	252,161,057
Emerson Electric Co.	4,219,501	323,129,387
Rockwell Automation Inc.	829,817	155,607,284

		853,154,980
Electronic Equipment, Instruments & Components — 0.4%
Amphenol Corp., Class A(c)	2,006,731	188,672,849
Corning Inc.	5,435,164	191,861,289
FLIR Systems Inc.	930,686	57,209,268
IPG Photonics Corp.(a)(c)	238,484	37,220,198
TE Connectivity Ltd.	2,326,620	204,579,697

		679,543,301
Energy Equipment & Services — 0.7%
Baker Hughes a GE Co.	2,798,615	94,677,145
Halliburton Co.	5,887,953	238,638,735
Helmerich & Payne Inc.	735,383	50,572,289
National Oilwell Varco Inc.(c)	2,558,695	110,228,581
Schlumberger Ltd.	9,287,366	565,786,337
TechnipFMC PLC	2,866,690	89,584,062

		1,149,487,149
Entertainment — 2.2%
Activision Blizzard Inc.	5,115,719	425,576,664
Electronic Arts Inc.(a)	2,040,747	245,889,606
Netflix Inc.(a)	2,921,902	1,093,171,195
Take-Two Interactive Software Inc.(a)	767,643	105,927,058
Twenty-First Century Fox Inc., Class A, NVS	7,064,851	327,314,547
Twenty-First Century Fox Inc., Class B	3,281,415	150,354,435
Viacom Inc., Class B, NVS	2,375,041	80,181,384
Walt Disney Co. (The)	9,979,317	1,166,981,330

		3,595,396,219
Equity Real Estate Investment Trusts (REITs) — 2.6%
Alexandria Real Estate Equities Inc.(c)	712,505	89,626,004
American Tower Corp.(c)	2,957,978	429,794,203
Apartment Investment & Management Co., Class A	1,068,924	47,171,616
AvalonBay Communities Inc.(c)	924,343	167,444,734
Boston Properties Inc.(c)	1,028,576	126,607,420
Crown Castle International Corp.	2,779,922	309,488,716
Digital Realty Trust Inc.(c)	1,374,970	154,656,626
Duke Realty Corp.	2,416,302	68,550,488
Equinix Inc.	533,965	231,148,109
Equity Residential	2,466,289	163,416,309

2

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Essex Property Trust Inc.	444,299	$109,613,006
Extra Space Storage Inc.(c)	846,893	73,374,809
Federal Realty Investment Trust(c)	487,812	61,693,584
HCP Inc.(c)	3,128,896	82,352,543
Host Hotels & Resorts Inc.(c)	5,002,305	105,548,635
Iron Mountain Inc.(c)	1,927,813	66,548,105
Kimco Realty Corp.(c)	2,813,978	47,105,992
Macerich Co. (The)(c)	695,647	38,462,323
Mid-America Apartment Communities Inc.(c)	761,034	76,240,386
Prologis Inc.	4,216,399	285,829,688
Public Storage(c)	1,002,906	202,215,937
Realty Income Corp.(c)	1,954,095	111,168,464
Regency Centers Corp.(c)	1,141,383	73,813,239
SBA Communications Corp.(a)(c)	765,127	122,902,350
Simon Property Group Inc.(c)	2,074,127	366,601,947
SL Green Realty Corp.(c)	584,673	57,023,158
UDR Inc.(c)	1,792,186	72,458,080
Ventas Inc.	2,400,071	130,515,861
Vornado Realty Trust(c)	1,164,585	85,014,705
Welltower Inc.	2,484,882	159,827,610
Weyerhaeuser Co.	5,094,211	164,390,189

		4,280,604,836
Food & Staples Retailing — 1.4%
Costco Wholesale Corp.	2,942,598	691,157,418
Kroger Co. (The)	5,367,647	156,252,204
Sysco Corp.	3,203,873	234,683,697
Walgreens Boots Alliance Inc.	5,660,185	412,627,487
Walmart Inc.	9,629,307	904,288,220

		2,399,009,026
Food Products — 1.0%
Archer-Daniels-Midland Co.	3,742,241	188,122,455
Campbell Soup Co.	1,280,317	46,898,012
Conagra Brands Inc.	2,631,947	89,407,240
General Mills Inc.	3,984,561	171,017,358
Hershey Co. (The)	936,030	95,475,060
Hormel Foods Corp.	1,823,790	71,857,326
JM Smucker Co. (The)	756,202	77,593,887
Kellogg Co.	1,705,013	119,385,010
Kraft Heinz Co. (The)	4,160,009	229,258,096
McCormick & Co. Inc./MD, NVS	810,377	106,767,170
Mondelez International Inc., Class A	9,832,169	422,389,980
Tyson Foods Inc., Class A	1,977,728	117,734,148

		1,735,905,742
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	11,771,386	863,548,877
ABIOMED Inc.(a)	302,330	135,972,917
Align Technology Inc.(a)(c)	488,213	190,998,690
Baxter International Inc.	3,326,285	256,423,311
Becton Dickinson and Co.	1,795,339	468,583,479
Boston Scientific Corp.(a)	9,274,242	357,058,317
Cooper Companies Inc. (The)(c)	328,178	90,954,533
Danaher Corp.	4,131,878	448,969,863
DENTSPLY SIRONA Inc.	1,509,044	56,951,321
Edwards Lifesciences Corp.(a)	1,404,961	244,603,710
Hologic Inc.(a)(c)	1,819,614	74,567,782
IDEXX Laboratories Inc.(a)	581,600	145,202,256
Intuitive Surgical Inc.(a)	763,249	438,104,926
Medtronic PLC	9,061,857	891,414,873
ResMed Inc.	956,266	110,295,720

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Stryker Corp.	2,082,059	$369,940,243
Varian Medical Systems Inc.(a)(c)	615,672	68,912,167
Zimmer Biomet Holdings Inc.	1,366,327	179,631,011

		5,392,133,996
Health Care Providers & Services — 3.4%
Aetna Inc.	2,194,815	445,218,223
AmerisourceBergen Corp.	1,074,287	99,070,747
Anthem Inc.	1,742,901	477,642,019
Cardinal Health Inc.	2,080,605	112,352,670
Centene Corp.(a)	1,375,028	199,076,554
Cigna Corp.(c)	1,631,527	339,765,498
CVS Health Corp.	6,825,100	537,271,872
DaVita Inc.(a)	854,695	61,221,803
Envision Healthcare Corp.(a)(c)	803,300	36,734,909
Express Scripts Holding Co.(a)	3,770,423	358,227,889
HCA Healthcare Inc.	1,809,513	251,739,448
Henry Schein Inc.(a)(c)	1,028,807	87,479,459
Humana Inc.	923,313	312,559,917
Laboratory Corp. of America Holdings(a)(c)	683,845	118,770,200
McKesson Corp.	1,340,457	177,811,621
Quest Diagnostics Inc.	914,017	98,631,574
UnitedHealth Group Inc.	6,451,888	1,716,460,283
Universal Health Services Inc., Class B	579,558	74,090,695
WellCare Health Plans Inc.(a)	336,691	107,906,099

		5,612,031,480
Health Care Technology — 0.1%
Cerner Corp.(a)(c)	2,216,540	142,767,341

Hotels, Restaurants & Leisure — 1.7%
Carnival Corp.	2,711,477	172,910,888
Chipotle Mexican Grill Inc.(a)(c)	165,661	75,296,238
Darden Restaurants Inc.	828,763	92,150,158
Hilton Worldwide Holdings Inc.	2,008,841	162,274,176
Marriott International Inc./MD, Class A	1,927,752	254,521,096
McDonald’s Corp.	5,205,572	870,840,140
MGM Resorts International	3,442,748	96,087,096
Norwegian Cruise Line Holdings Ltd.(a)(c)	1,367,153	78,515,597
Royal Caribbean Cruises Ltd.	1,154,470	150,011,832
Starbucks Corp.	9,052,387	514,537,677
Wynn Resorts Ltd.	658,680	83,691,881
Yum! Brands Inc.	2,129,447	193,588,027

		2,744,424,806
Household Durables — 0.3%
DR Horton Inc.	2,298,696	96,958,997
Garmin Ltd.	814,020	57,022,101
Leggett & Platt Inc.	879,925	38,531,916
Lennar Corp., Class A	1,965,330	91,761,258
Mohawk Industries Inc.(a)	428,593	75,153,782
Newell Brands Inc.	2,929,142	59,461,582
PulteGroup Inc.	1,735,945	42,999,358
Whirlpool Corp.	428,640	50,901,000

		512,789,994
Household Products — 1.4%
Church & Dwight Co. Inc.	1,649,930	97,956,344
Clorox Co. (The)	862,282	129,695,835
Colgate-Palmolive Co.	5,818,702	389,562,099
Kimberly-Clark Corp.	2,336,603	265,531,565
Procter & Gamble Co. (The)	16,682,391	1,388,475,403

		2,271,221,246

3

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	4,435,389	$62,095,446
NRG Energy Inc.(c)	2,044,679	76,470,995

		138,566,441
Industrial Conglomerates — 1.5%
3M Co.	3,936,146	829,385,324
General Electric Co.	58,316,683	658,395,351
Honeywell International Inc.	4,982,888	829,152,563
Roper Technologies Inc.	693,235	205,343,139

		2,522,276,377
Insurance — 2.3%
Aflac Inc.	5,150,570	242,437,329
Allstate Corp. (The)	2,316,262	228,615,059
American International Group Inc.	5,961,421	317,386,054
Aon PLC	1,625,031	249,897,267
Arthur J Gallagher & Co.	1,215,214	90,460,530
Assurant Inc.	360,123	38,875,278
Brighthouse Financial Inc.(a)(c)	805,698	35,644,080
Chubb Ltd.	3,106,370	415,135,287
Cincinnati Financial Corp.	1,019,109	78,277,762
Everest Re Group Ltd.	271,718	62,079,411
Hartford Financial Services Group Inc. (The)	2,407,937	120,300,533
Lincoln National Corp.	1,446,036	97,838,796
Loews Corp.	1,873,310	94,096,361
Marsh & McLennan Companies Inc.	3,378,896	279,502,277
MetLife Inc.	6,668,561	311,555,170
Principal Financial Group Inc.	1,776,533	104,087,069
Progressive Corp. (The)	3,914,260	278,069,030
Prudential Financial Inc.	2,795,096	283,199,127
Torchmark Corp.	696,708	60,397,617
Travelers Companies Inc. (The)	1,795,609	232,908,443
Unum Group	1,453,570	56,790,980
Willis Towers Watson PLC	880,276	124,066,099

		3,801,619,559
Interactive Media & Services — 4.7%
Alphabet Inc., Class A(a)	2,004,326	2,419,381,828
Alphabet Inc., Class C, NVS(a)	2,064,580	2,464,014,293
Facebook Inc., Class A(a)	16,171,849	2,659,622,286
TripAdvisor Inc.(a)(c)	681,818	34,820,445
Twitter Inc.(a)(c)	4,850,111	138,034,159

		7,715,873,011
Internet & Direct Marketing Retail — 3.9%
Amazon.com Inc.(a)	2,747,317	5,502,875,951
Booking Holdings Inc.(a)(c)	318,531	631,965,504
eBay Inc.(a)	6,217,930	205,316,049
Expedia Group Inc.	801,003	104,514,871

		6,444,672,375
IT Services — 4.8%
Accenture PLC, Class A	4,299,385	731,755,327
Akamai Technologies Inc.(a)	1,142,235	83,554,490
Alliance Data Systems Corp.	314,298	74,224,616
Automatic Data Processing Inc.	2,939,506	442,865,974
Broadridge Financial Solutions Inc.	780,093	102,933,271
Cognizant Technology Solutions Corp., Class A	3,893,339	300,371,104
DXC Technology Co.	1,876,883	175,526,098
Fidelity National Information Services Inc.	2,199,210	239,867,835
Fiserv Inc.(a)	2,717,043	223,830,002
FleetCor Technologies Inc.(a)(c)	593,093	135,130,309
Gartner Inc.(a)(c)	604,534	95,818,639
Global Payments Inc.(c)	1,062,872	135,409,893

Security	Shares	Value
IT Services (continued)
International Business Machines Corp.	6,124,630	$926,105,302
Mastercard Inc., Class A	6,116,050	1,361,493,891
Paychex Inc.	2,136,517	157,354,477
PayPal Holdings Inc.(a)(c)	7,942,387	697,659,274
Total System Services Inc.	1,130,682	111,643,541
VeriSign Inc.(a)	722,760	115,728,331
Visa Inc., Class A	11,910,710	1,787,678,464
Western Union Co. (The)	3,013,430	57,435,976

		7,956,386,814
Leisure Products — 0.1%
Hasbro Inc.	786,786	82,706,944
Mattel Inc.(c)	2,299,888	36,108,242

		118,815,186
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	2,126,443	149,999,289
Illumina Inc.(a)(c)	985,769	361,836,369
IQVIA Holdings Inc.(a)	1,088,780	141,258,317
Mettler-Toledo International Inc.(a)(c)	168,182	102,419,474
PerkinElmer Inc.	743,311	72,301,861
Thermo Fisher Scientific Inc.	2,702,731	659,682,583
Waters Corp.(a)(c)	513,538	99,975,578

		1,587,473,471
Machinery — 1.5%
Caterpillar Inc.	3,987,883	608,112,279
Cummins Inc.	1,012,300	147,866,661
Deere & Co.	2,157,897	324,396,656
Dover Corp.	981,633	86,903,969
Flowserve Corp.	888,533	48,593,870
Fortive Corp.(c)	2,052,876	172,852,159
Illinois Tool Works Inc.	2,067,313	291,739,210
Ingersoll-Rand PLC	1,646,020	168,387,846
PACCAR Inc.	2,345,835	159,962,489
Parker-Hannifin Corp.	886,758	163,101,399
Pentair PLC	1,074,762	46,590,933
Snap-on Inc.	373,425	68,560,830
Stanley Black & Decker Inc.	1,026,381	150,303,233
Xylem Inc./NY	1,203,102	96,091,757

		2,533,463,291
Media — 1.2%
CBS Corp., Class B, NVS	2,268,429	130,321,246
Charter Communications Inc., Class A(a)(c)	1,197,848	390,354,706
Comcast Corp., Class A	30,681,163	1,086,419,982
Discovery Inc., Class A(a)(c)	1,056,604	33,811,328
Discovery Inc., Class C, NVS(a)	2,423,046	71,673,701
DISH Network Corp., Class A(a)(c)	1,522,682	54,451,108
Interpublic Group of Companies Inc. (The)	2,572,126	58,824,522
News Corp., Class A, NVS	2,550,067	33,635,384
News Corp., Class B	763,711	10,386,469
Omnicom Group Inc.	1,512,853	102,904,261

		1,972,782,707
Metals & Mining — 0.2%
Freeport-McMoRan Inc.	9,761,698	135,882,836
Newmont Mining Corp.	3,571,678	107,864,676
Nucor Corp.	2,111,391	133,967,759

		377,715,271
Multi-Utilities — 0.9%
Ameren Corp.	1,648,488	104,217,411
CenterPoint Energy Inc.	3,301,619	91,289,765

4

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Multi-Utilities (continued)
CMS Energy Corp.	1,902,421	$93,218,629
Consolidated Edison Inc.	2,080,795	158,535,771
Dominion Energy Inc.	4,381,083	307,902,513
DTE Energy Co.	1,219,860	133,123,322
NiSource Inc.	2,445,706	60,946,994
Public Service Enterprise Group Inc.	3,382,426	178,558,269
SCANA Corp.	940,171	36,563,250
Sempra Energy	1,827,787	207,910,771
WEC Energy Group Inc.	2,125,859	141,922,347

		1,514,189,042
Multiline Retail — 0.5%
Dollar General Corp.	1,773,914	193,888,800
Dollar Tree Inc.(a)(c)	1,598,015	130,318,123
Kohl’s Corp.	1,118,943	83,417,201
Macy’s Inc.	2,039,720	70,839,476
Nordstrom Inc.	774,377	46,315,488
Target Corp.	3,531,788	311,539,020

		836,318,108
Oil, Gas & Consumable Fuels — 5.3%
Anadarko Petroleum Corp.	3,425,026	230,881,003
Andeavor	6,205	952,468
Apache Corp.(c)	2,559,550	122,013,748
Cabot Oil & Gas Corp.	2,959,497	66,647,872
Chevron Corp.	12,843,767	1,570,535,829
Cimarex Energy Co.	635,917	59,102,126
Concho Resources Inc.(a)(c)	1,338,260	204,419,215
ConocoPhillips	7,797,596	603,533,930
Devon Energy Corp.	3,428,074	136,917,276
EOG Resources Inc.	3,886,401	495,788,176
EQT Corp.(c)	1,778,580	78,666,593
Exxon Mobil Corp.	28,389,481	2,413,673,675
Hess Corp.	1,696,134	121,409,272
HollyFrontier Corp.	1,092,115	76,338,838
Kinder Morgan Inc./DE	12,751,517	226,084,396
Marathon Oil Corp.	5,734,532	133,499,905
Marathon Petroleum Corp.	4,483,432	358,540,057
Newfield Exploration Co.(a)	1,362,400	39,277,992
Noble Energy Inc.	3,246,438	101,256,401
Occidental Petroleum Corp.	5,131,243	421,634,237
ONEOK Inc.	2,752,430	186,587,230
Phillips 66	2,863,055	322,723,560
Pioneer Natural Resources Co.	1,139,406	198,473,131
Valero Energy Corp.	2,867,816	326,214,070
Williams Companies Inc. (The)	8,087,857	219,908,832

		8,715,079,832
Personal Products — 0.1%
Coty Inc., Class A	2,971,476	37,321,739
Estee Lauder Companies Inc. (The), Class A	1,498,694	217,790,212

		255,111,951
Pharmaceuticals — 4.7%
Allergan PLC	2,140,997	407,817,108
Bristol-Myers Squibb Co.	10,949,803	679,763,770
Eli Lilly & Co.	6,413,693	688,253,396
Johnson & Johnson	17,989,256	2,485,575,501
Merck & Co. Inc.	17,821,904	1,264,285,870
Mylan NV(a)(c)	3,468,545	126,948,747
Nektar Therapeutics(a)(c)	1,161,908	70,829,912
Perrigo Co. PLC	838,562	59,370,190
Pfizer Inc.	39,296,824	1,731,811,034

Security	Shares	Value
Pharmaceuticals (continued)
Zoetis Inc.	3,228,018	$295,557,328

		7,810,212,856
Professional Services — 0.3%
Equifax Inc.	809,712	105,724,096
IHS Markit Ltd.(a)(c)	2,379,880	128,418,325
Nielsen Holdings PLC	2,399,863	66,380,210
Robert Half International Inc.	829,655	58,391,119
Verisk Analytics Inc.(a)	1,109,645	133,767,705

		492,681,455
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	2,128,996	93,888,724

Road & Rail — 1.0%
CSX Corp.	5,474,446	405,382,727
JB Hunt Transport Services Inc.	591,146	70,310,905
Kansas City Southern	683,636	77,442,286
Norfolk Southern Corp.	1,878,978	339,155,529
Union Pacific Corp.	4,961,971	807,957,738

		1,700,249,185
Semiconductors & Semiconductor Equipment — 3.9%
Advanced Micro Devices Inc.(a)(c)	5,728,598	176,956,392
Analog Devices Inc.	2,488,130	230,052,500
Applied Materials Inc.	6,580,701	254,344,094
Broadcom Inc.(c)	2,896,562	714,668,742
Intel Corp.	30,903,603	1,461,431,386
KLA-Tencor Corp.	1,041,266	105,907,165
Lam Research Corp.	1,050,684	159,388,763
Microchip Technology Inc.	1,587,598	125,277,358
Micron Technology Inc.(a)	7,777,511	351,776,822
NVIDIA Corp.	4,079,639	1,146,460,152
Qorvo Inc.(a)(c)	835,772	64,262,509
QUALCOMM Inc.	9,436,980	679,745,669
Skyworks Solutions Inc.	1,200,953	108,938,447
Texas Instruments Inc.	6,523,376	699,893,011
Xilinx Inc.	1,705,175	136,703,880

		6,415,806,890
Software — 6.0%
Adobe Systems Inc.(a)	3,285,610	886,950,419
ANSYS Inc.(a)	566,249	105,707,363
Autodesk Inc.(a)	1,463,024	228,392,677
CA Inc.	2,107,253	93,035,220
Cadence Design Systems Inc.(a)	1,901,256	86,164,922
Citrix Systems Inc.(a)	860,484	95,651,401
Intuit Inc.	1,735,133	394,569,244
Microsoft Corp.	51,420,271	5,880,936,394
Oracle Corp.	18,966,476	977,911,503
Red Hat Inc.(a)(c)	1,194,573	162,796,408
salesforce.com Inc.(a)	5,077,418	807,461,785
Symantec Corp.	4,140,620	88,112,394
Synopsys Inc.(a)	997,669	98,380,140

		9,906,069,870
Specialty Retail — 2.4%
Advance Auto Parts Inc.(c)	495,943	83,482,085
AutoZone Inc.(a)(c)	177,113	137,386,554
Best Buy Co. Inc.	1,620,565	128,608,038
CarMax Inc.(a)(c)	1,190,225	88,874,101
Foot Locker Inc.	774,369	39,477,332
Gap Inc. (The)	1,450,362	41,842,944
Home Depot Inc. (The)	7,669,182	1,588,671,051

5

Schedule of Investments (unaudited) (continued)	iShares® Core S&P 500 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
L Brands Inc.	1,538,276	$46,609,763
Lowe’s Companies Inc.	5,441,763	624,823,228
O’Reilly Automotive Inc.(a)	538,048	186,874,831
Ross Stores Inc.	2,525,631	250,290,032
Tiffany & Co.	733,951	94,657,661
TJX Companies Inc. (The)	4,207,622	471,337,816
Tractor Supply Co.	815,467	74,109,641
Ulta Salon Cosmetics & Fragrance Inc.(a)	379,766	107,139,584

		3,964,184,661
Technology Hardware, Storage & Peripherals — 4.7%
Apple Inc.	30,768,339	6,945,644,846
Hewlett Packard Enterprise Co.	9,815,988	160,098,764
HP Inc.	10,617,883	273,622,845
NetApp Inc.	1,746,855	150,037,376
Seagate Technology PLC	1,760,920	83,379,562
Western Digital Corp.	1,963,052	114,917,064
Xerox Corp.	1,504,660	40,595,727

		7,768,296,184
Textiles, Apparel & Luxury Goods — 0.8%
Hanesbrands Inc.	2,403,214	44,291,234
Michael Kors Holdings Ltd.(a)(c)	1,004,104	68,841,370
NIKE Inc., Class B	8,592,007	727,914,833
PVH Corp.	515,861	74,490,328
Ralph Lauren Corp.	368,541	50,692,815
Tapestry Inc.	1,934,484	97,246,511
Under Armour Inc., Class A(a)(c)	1,252,535	26,578,793
Under Armour Inc., Class C, NVS(a)(c)	1,219,250	23,726,605
VF Corp.	2,174,910	203,245,339

		1,317,027,828
Tobacco — 1.0%
Altria Group Inc.	12,649,426	762,886,882
Philip Morris International Inc.	10,430,655	850,515,609

		1,613,402,491
Trading Companies & Distributors — 0.2%
Fastenal Co.	1,922,900	111,566,658
United Rentals Inc.(a)(c)	557,705	91,240,538
WW Grainger Inc.	306,380	109,503,276

		312,310,472
Water Utilities — 0.1%
American Water Works Co. Inc.	1,216,015	106,972,840

Total Common Stocks — 99.9%
(Cost: $137,587,119,203)		164,845,892,126

Short-Term Investments

Money Market Funds — 1.2%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.24%(b)(d)(e)	1,217,568,458	1,217,933,729

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(b)(d)	822,581,553	$822,581,553

		2,040,515,282

Total Short-Term Investments — 1.2%
(Cost: $2,040,304,470)		2,040,515,282

Total Investments in Securities — 101.1%
(Cost: $139,627,423,673)		166,886,407,408
Other Assets, Less Liabilities — (1.1)%		(1,832,701,132)

Net Assets — 100.0%		$165,053,706,276

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	All or a portion of this security is on loan.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS — Non-Voting Shares

6

Schedule of Investments (unaudited)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.0%
Curtiss-Wright Corp.	1,214,630	$166,914,455
Esterline Technologies Corp.(a)(b)	731,529	66,532,562
KLX Inc.(a)(b)	21,526	1,351,402
Teledyne Technologies Inc.(a)	992,641	244,864,682

		479,663,101
Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	8,639,805	167,266,625

Auto Components — 1.0%
Adient PLC	2,402,913	94,458,510
Dana Inc.	3,994,528	74,577,838
Delphi Technologies PLC	2,454,058	76,959,259
Gentex Corp.	7,425,826	159,358,226
Visteon Corp.(a)(b)	811,537	75,391,787

		480,745,620
Automobiles — 0.2%
Thor Industries Inc.	1,386,683	116,065,367

Banks — 7.6%
Associated Banc-Corp.	4,767,044	123,943,144
BancorpSouth Bank	2,483,264	81,202,733
Bank of Hawaii Corp.	1,162,870	91,762,072
Bank OZK(b)	3,348,541	127,110,616
Cathay General Bancorp.	2,135,352	88,488,987
Chemical Financial Corp.	1,977,037	105,573,776
Commerce Bancshares Inc.	2,620,935	173,034,129
Cullen/Frost Bankers Inc.	1,765,493	184,388,089
East West Bancorp. Inc.	4,005,419	241,807,145
F.N.B. Corp.	8,981,226	114,241,195
First Horizon National Corp.	8,973,871	154,889,013
Fulton Financial Corp.	4,864,058	80,986,566
Hancock Holding Co.	2,363,528	112,385,756
Home BancShares Inc./AR	4,447,845	97,407,805
International Bancshares Corp.	1,518,610	68,337,450
MB Financial Inc.	2,331,470	107,504,082
PacWest Bancorp.	3,381,196	161,113,989
Pinnacle Financial Partners Inc.	2,027,783	121,971,147
Prosperity Bancshares Inc.	1,837,778	127,449,904
Signature Bank/New York NY	1,528,877	175,576,235
Sterling Bancorp./DE	6,245,727	137,405,994
Synovus Financial Corp.	3,239,704	148,346,046
TCF Financial Corp.	4,644,121	110,576,521
Texas Capital Bancshares Inc.(a)(b)	1,385,543	114,515,129
Trustmark Corp.	1,866,174	62,796,755
UMB Financial Corp.	1,247,239	88,429,245
Umpqua Holdings Corp.	6,099,692	126,873,594
United Bankshares Inc./WV	2,874,389	104,484,040
Valley National Bancorp.	9,178,792	103,261,410
Webster Financial Corp.	2,546,293	150,129,435
Wintrust Financial Corp.	1,561,307	132,617,417

		3,818,609,419
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	238,513	68,572,488

Biotechnology — 0.6%
Exelixis Inc.(a)(b)	8,226,516	145,773,864
United Therapeutics Corp.(a)(b)	1,202,724	153,804,345

		299,578,209

Security	Shares	Value
Building Products — 0.4%
Lennox International Inc.	1,001,245	$218,671,908

Capital Markets — 2.8%
Eaton Vance Corp., NVS	3,260,328	171,362,840
Evercore Inc., Class A	1,134,477	114,071,662
FactSet Research Systems Inc.	1,060,221	237,182,040
Federated Investors Inc., Class B	2,647,233	63,851,260
Interactive Brokers Group Inc., Class A(b)	2,079,855	115,036,780
Janus Henderson Group PLC	4,643,151	125,179,351
Legg Mason Inc.	2,367,016	73,921,910
MarketAxess Holdings Inc.(b)	1,037,945	185,262,803
SEI Investments Co.	3,640,936	222,461,190
Stifel Financial Corp.(b)	1,971,202	101,043,814

		1,409,373,650
Chemicals — 2.7%
Ashland Global Holdings Inc.	1,723,296	144,515,603
Cabot Corp.	1,704,608	106,913,014
Chemours Co. (The)	4,885,898	192,699,817
Minerals Technologies Inc.	974,667	65,887,489
NewMarket Corp.	247,234	100,255,859
Olin Corp.	4,625,903	118,793,189
PolyOne Corp.	2,214,407	96,813,874
RPM International Inc.	3,688,359	239,522,033
Scotts Miracle-Gro Co. (The)	1,088,290	85,681,072
Sensient Technologies Corp.	1,169,377	89,469,034
Valvoline Inc.	5,282,317	113,622,639

		1,354,173,623
Commercial Services & Supplies — 1.2%
Brink’s Co. (The)	1,410,174	98,359,637
Clean Harbors Inc.(a)(b)	1,412,752	101,124,788
Deluxe Corp.	1,315,879	74,926,150
Healthcare Services Group Inc.(b)	2,039,254	82,834,498
Herman Miller Inc.	1,641,883	63,048,307
HNI Corp.	1,211,517	53,597,512
MSA Safety Inc.	968,197	103,054,889
Pitney Bowes Inc.	5,207,103	36,866,289

		613,812,070
Communications Equipment — 1.3%
ARRIS International PLC(a)	4,695,467	122,035,187
Ciena Corp.(a)(b)	3,950,078	123,400,437
InterDigital Inc./PA	964,264	77,141,120
Lumentum Holdings Inc.(a)(b)	1,738,509	104,223,614
NetScout Systems Inc.(a)(b)	1,999,103	50,477,351
Plantronics Inc.(b)	913,284	55,071,025
ViaSat Inc.(a)(b)	1,549,106	99,065,329

		631,414,063
Construction & Engineering — 1.1%
AECOM(a)(b)	4,438,237	144,952,821
Dycom Industries Inc.(a)(b)	862,852	72,997,279
EMCOR Group Inc.	1,611,529	121,041,943
Granite Construction Inc.	1,265,159	57,817,766
KBR Inc.	3,889,453	82,184,142
Valmont Industries Inc.	619,685	85,826,373

		564,820,324
Construction Materials — 0.2%
Eagle Materials Inc.	1,323,396	112,806,275

Consumer Finance — 0.4%
Navient Corp.	6,514,463	87,814,961

7

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Consumer Finance (continued)
SLM Corp.(a)(b)	12,016,659	$133,985,748

		221,800,709
Containers & Packaging — 1.3%
AptarGroup Inc.	1,717,854	185,081,590
Bemis Co. Inc.	2,521,138	122,527,307
Greif Inc., Class A, NVS	721,581	38,720,036
Owens-Illinois Inc.(a)(b)	4,403,470	82,741,201
Silgan Holdings Inc.	2,136,047	59,382,107
Sonoco Products Co.	2,750,017	152,625,944

		641,078,185
Distributors — 0.4%
Pool Corp.	1,115,383	186,135,115

Diversified Consumer Services — 1.0%
Adtalem Global Education Inc.(a)(b)	1,656,316	79,834,431
Graham Holdings Co., Class B	121,400	70,327,020
Service Corp. International/U.S.	4,984,556	220,317,375
Sotheby’s(a)(b)	1,009,102	49,637,728
Weight Watchers International Inc.(a)(b)	1,067,909	76,878,769

		496,995,323
Electric Utilities — 1.3%
ALLETE Inc.	1,421,887	106,655,744
Hawaiian Electric Industries Inc.	3,014,146	107,273,456
IDACORP Inc.	1,395,882	138,513,371
OGE Energy Corp.	5,518,396	200,428,142
PNM Resources Inc.	2,202,595	86,892,373

		639,763,086
Electrical Equipment — 1.4%
Acuity Brands Inc.(b)	1,109,884	174,473,765
EnerSys(b)	1,166,799	101,663,197
Hubbell Inc.	1,513,490	202,156,859
nVent Electric PLC	4,513,054	122,574,546
Regal Beloit Corp.	1,202,744	99,166,243

		700,034,610
Electronic Equipment, Instruments & Components — 4.6%
Arrow Electronics Inc.(a)(b)	2,413,911	177,953,519
Avnet Inc.	3,195,577	143,065,982
Belden Inc.(b)	1,125,664	80,383,666
Cognex Corp.(b)	4,754,993	265,423,709
Coherent Inc.(a)(b)	673,079	115,897,473
Jabil Inc.	4,245,296	114,962,616
Keysight Technologies Inc.(a)(b)	5,180,541	343,366,258
Littelfuse Inc.(b)	694,763	137,486,650
National Instruments Corp.	3,102,576	149,947,498
SYNNEX Corp.	832,046	70,474,296
Tech Data Corp.(a)(b)	1,059,778	75,848,312
Trimble Inc.(a)	6,908,824	300,257,491
Vishay Intertechnology Inc.	3,659,707	74,475,037
Zebra Technologies Corp., Class A(a)	1,484,055	262,425,446

		2,311,967,953
Energy Equipment & Services — 2.0%
Apergy Corp.(a)(b)	2,140,023	93,219,402
Core Laboratories NV(b)	1,220,306	141,348,044
Diamond Offshore Drilling Inc.(a)(b)	1,789,297	35,785,940
Dril-Quip Inc.(a)(b)	1,035,651	54,112,765
Ensco PLC, Class A(b)	12,107,976	102,191,317
McDermott International Inc.(a)(b)	4,990,068	91,966,953
Nabors Industries Ltd.	8,977,251	55,299,866
Oceaneering International Inc.	2,723,463	75,167,579

Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.(b)	6,091,707	$104,229,107
Rowan Companies PLC, Class A(a)	3,506,997	66,036,754
Superior Energy Services Inc.(a)(b)	4,254,377	41,437,632
Transocean Ltd.(a)(b)	11,861,794	165,472,026

		1,026,267,385
Entertainment — 0.9%
Cinemark Holdings Inc.	2,944,921	118,385,824
Live Nation Entertainment Inc.(a)(b)	3,812,693	207,677,388
World Wrestling Entertainment Inc., Class A(b)	1,201,113	116,183,660

		442,246,872
Equity Real Estate Investment Trusts (REITs) — 8.3%
Alexander & Baldwin Inc.(b)	1,875,366	42,552,055
American Campus Communities Inc.(b)	3,783,494	155,728,613
Camden Property Trust(b)	2,565,117	240,017,998
CoreCivic Inc.(b)	3,284,338	79,907,944
CoreSite Realty Corp.(b)	1,016,371	112,959,473
Corporate Office Properties Trust(b)	2,831,510	84,463,943
Cousins Properties Inc.(b)	11,644,778	103,522,076
CyrusOne Inc.(b)	2,888,553	183,134,260
Douglas Emmett Inc.	4,433,050	167,214,646
EPR Properties(b)	2,059,486	140,889,437
First Industrial Realty Trust Inc.	3,489,784	109,579,218
GEO Group Inc. (The)	3,366,943	84,712,286
Healthcare Realty Trust Inc.(b)	3,468,973	101,502,150
Highwoods Properties Inc.	2,865,838	135,439,504
Hospitality Properties Trust(b)	4,552,910	131,305,924
JBG SMITH Properties	2,999,045	110,454,827
Kilroy Realty Corp.(b)	2,780,846	199,358,850
Lamar Advertising Co., Class A(b)	2,342,100	182,215,380
LaSalle Hotel Properties	3,056,137	105,711,779
Liberty Property Trust	4,082,423	172,482,372
Life Storage Inc.(b)	1,290,808	122,833,289
Mack-Cali Realty Corp.(b)	2,501,662	53,185,334
Medical Properties Trust Inc.(b)	10,071,817	150,170,791
National Retail Properties Inc.(b)	4,337,117	194,389,584
Omega Healthcare Investors Inc.(b)	5,533,710	181,339,677
PotlatchDeltic Corp.(b)	1,729,078	70,805,744
Rayonier Inc.(b)	3,586,038	121,243,945
Sabra Health Care REIT Inc.(b)	4,937,175	114,147,486
Senior Housing Properties Trust(b)	6,581,403	115,569,437
Tanger Factory Outlet Centers Inc.(b)	2,589,722	59,252,839
Taubman Centers Inc.(b)	1,689,522	101,084,101
Uniti Group Inc.(a)(b)	4,862,100	97,971,315
Urban Edge Properties(b)	3,148,776	69,524,974
Weingarten Realty Investors	3,295,977	98,088,276

		4,192,759,527
Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	1,013,681	130,876,354
Sprouts Farmers Market Inc.(a)(b)	3,516,839	96,396,557
United Natural Foods Inc.(a)(b)	1,397,750	41,862,612

		269,135,523
Food Products — 2.1%
Flowers Foods Inc.	5,076,284	94,723,459
Hain Celestial Group Inc. (The)(a)(b)	2,465,585	66,866,665
Ingredion Inc.	1,962,646	205,999,324
Lamb Weston Holdings Inc.	4,047,155	269,540,523
Lancaster Colony Corp.	539,557	80,507,300
Post Holdings Inc.(a)(b)	1,840,338	180,426,738
Sanderson Farms Inc.	554,016	57,268,634

8

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products (continued)
Tootsie Roll Industries Inc.(b)	515,968	$15,092,064
TreeHouse Foods Inc.(a)(b)	1,554,619	74,388,519

		1,044,813,226
Gas Utilities — 2.0%
Atmos Energy Corp.	3,073,614	288,643,091
National Fuel Gas Co.	2,380,864	133,471,236
New Jersey Resources Corp.	2,439,989	112,483,493
ONE Gas Inc.	1,454,756	119,697,324
Southwest Gas Holdings Inc.	1,360,255	107,500,952
UGI Corp.	4,805,574	266,613,245

		1,028,409,341
Health Care Equipment & Supplies — 4.6%
Avanos Medical Inc.(a)(b)	1,304,845	89,381,883
Cantel Medical Corp.(b)	1,004,118	92,439,103
Globus Medical Inc., Class A(a)(b)	2,029,220	115,178,527
Haemonetics Corp.(a)(b)	1,427,465	163,558,940
Hill-Rom Holdings Inc.(b)	1,833,997	173,129,317
ICU Medical Inc.(a)	459,259	129,855,482
Inogen Inc.(a)	483,800	118,105,256
Integra LifeSciences Holdings Corp.(a)(b)	1,957,268	128,925,243
LivaNova PLC(a)	1,341,964	166,363,277
Masimo Corp.(a)(b)	1,326,628	165,218,251
NuVasive Inc.(a)(b)	1,424,399	101,103,841
STERIS PLC	2,337,031	267,356,346
Teleflex Inc.(b)	1,265,809	336,819,117
West Pharmaceutical Services Inc.	2,032,602	250,965,369

		2,298,399,952
Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	2,441,358	85,935,802
Chemed Corp.	444,702	142,117,865
Encompass Health Corp.	2,732,060	212,964,077
HealthEquity Inc.(a)(b)	1,495,062	141,148,804
LifePoint Health Inc.(a)(b)	1,071,023	68,973,881
MEDNAX Inc.(a)(b)	2,583,441	120,543,357
Molina Healthcare Inc.(a)(b)	1,707,112	253,847,554
Patterson Companies Inc.	2,290,536	56,003,605
Tenet Healthcare Corp.(a)(b)	2,288,923	65,142,749

		1,146,677,694
Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(a)(b)	4,821,517	68,706,617
Medidata Solutions Inc.(a)(b)	1,653,046	121,184,803

		189,891,420
Hotels, Restaurants & Leisure — 3.8%
Boyd Gaming Corp.	2,233,768	75,613,047
Brinker International Inc.	1,130,766	52,840,695
Cheesecake Factory Inc. (The)	1,163,490	62,293,255
Churchill Downs Inc.	327,681	90,997,014
Cracker Barrel Old Country Store Inc.(b)	664,207	97,724,776
Domino’s Pizza Inc.	1,157,377	341,194,739
Dunkin’ Brands Group Inc.(b)	2,313,883	170,579,455
Eldorado Resorts Inc.(a)(b)	1,795,613	87,266,792
International Speedway Corp., Class A	676,755	29,641,869
Jack in the Box Inc.	752,274	63,063,129
Marriott Vacations Worldwide Corp.	1,134,527	126,783,392
Papa John’s International Inc.(b)	624,473	32,022,975
Scientific Games Corp./DE, Class A(a)(b)	1,525,881	38,757,377
Six Flags Entertainment Corp.	1,971,946	137,681,270
Texas Roadhouse Inc.	1,841,272	127,581,737
Wendy’s Co. (The)	5,179,019	88,768,386

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Wyndham Destinations Inc.	2,753,748	$119,402,513
Wyndham Hotels & Resorts Inc.(b)	2,759,798	153,361,975

		1,895,574,396
Household Durables — 1.3%
Helen of Troy Ltd.(a)(b)	729,722	95,520,610
KB Home(b)	2,376,647	56,825,630
NVR Inc.(a)	94,236	232,838,309
Tempur Sealy International Inc.(a)(b)	1,262,754	66,799,686
Toll Brothers Inc.	3,739,477	123,514,925
TRI Pointe Group Inc.(a)(b)	4,189,839	51,954,004
Tupperware Brands Corp.	1,379,747	46,152,537

		673,605,701
Household Products — 0.2%
Energizer Holdings Inc.	1,654,115	97,013,845

Industrial Conglomerates — 0.4%
Carlisle Companies Inc.	1,650,642	201,048,196

Insurance — 4.6%
Alleghany Corp.	412,861	269,404,188
American Financial Group Inc./OH	1,945,002	215,836,872
Aspen Insurance Holdings Ltd.	1,652,606	69,078,931
Brown & Brown Inc.	6,403,867	189,362,347
CNO Financial Group Inc.	4,554,201	96,640,145
First American Financial Corp.	3,076,145	158,698,321
Genworth Financial Inc., Class A(a)	13,806,202	57,571,862
Hanover Insurance Group Inc. (The)	1,174,193	144,860,190
Kemper Corp.	1,649,311	132,687,070
Mercury General Corp.	747,646	37,501,923
Old Republic International Corp.	7,853,162	175,753,766
Primerica Inc.	1,105,268	133,240,057
Reinsurance Group of America Inc.	1,759,462	254,347,827
RenaissanceRe Holdings Ltd.	1,111,518	148,476,575
WR Berkley Corp.	2,659,239	212,552,973

		2,296,013,047
Interactive Media & Services — 0.1%
Cars.com Inc.(a)(b)	1,765,896	48,756,389

IT Services — 3.5%
Convergys Corp.	2,525,007	59,943,666
CoreLogic Inc./U.S.(a)	2,241,447	110,749,896
Jack Henry & Associates Inc.	2,133,240	341,489,059
Leidos Holdings Inc.	4,159,430	287,666,179
LiveRamp Holdings Inc.	2,143,577	105,914,140
MAXIMUS Inc.	1,779,061	115,745,709
Perspecta Inc.(b)	3,948,072	101,544,412
Sabre Corp.	6,915,557	180,357,727
Science Applications International Corp.	1,175,719	94,762,951
Teradata Corp.(a)(b)	3,299,092	124,408,759
WEX Inc.(a)(b)	1,191,070	239,119,213

		1,761,701,711
Leisure Products — 0.6%
Brunswick Corp./DE	2,394,801	160,499,563
Polaris Industries Inc.	1,615,953	163,130,455

		323,630,018
Life Sciences Tools & Services — 1.6%
Bio-Rad Laboratories Inc., Class A(a)	553,369	173,198,963
Bio-Techne Corp.(b)	1,042,654	212,816,108
Charles River Laboratories International Inc.(a)	1,326,681	178,491,662
PRA Health Sciences Inc.(a)(b)	1,600,092	176,314,137

9

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Syneos Health Inc.(a)(b)	1,681,869	$86,700,347

		827,521,217
Machinery — 5.2%
AGCO Corp.	1,834,146	111,497,735
Crane Co.	1,403,248	138,009,441
Donaldson Co. Inc.	3,564,123	207,645,806
Graco Inc.	4,619,275	214,057,204
IDEX Corp.	2,119,447	319,315,885
ITT Inc.(b)	2,418,336	148,147,263
Kennametal Inc.	2,261,667	98,518,215
Lincoln Electric Holdings Inc.	1,799,946	168,186,954
Nordson Corp.(b)	1,446,103	200,863,707
Oshkosh Corp.	2,017,930	143,757,333
Terex Corp.	1,791,672	71,505,630
Timken Co. (The)	1,920,448	95,734,333
Toro Co. (The)	2,905,532	174,244,754
Trinity Industries Inc.	4,078,102	149,421,657
Wabtec Corp./DE(b)	2,371,071	248,677,926
Woodward Inc.	1,538,000	124,362,680

		2,613,946,523
Marine — 0.2%
Kirby Corp.(a)(b)	1,492,661	122,771,367

Media — 1.0%
AMC Networks Inc., Class A(a)(b)	1,256,347	83,346,060
Cable One Inc.	137,424	121,429,221
John Wiley & Sons Inc., Class A	1,257,072	76,178,563
Meredith Corp.	1,097,089	56,006,393
New York Times Co. (The), Class A(b)	3,903,416	90,364,080
TEGNA Inc.	5,962,957	71,316,966

		498,641,283
Metals & Mining — 2.2%
Allegheny Technologies Inc.(a)(b)	3,479,038	102,805,573
Carpenter Technology Corp.	1,306,152	76,997,660
Commercial Metals Co.	3,230,169	66,283,068
Compass Minerals International Inc.(b)	937,685	63,012,432
Reliance Steel & Aluminum Co.	1,998,220	170,428,184
Royal Gold Inc.	1,807,976	139,322,631
Steel Dynamics Inc.	6,489,523	293,261,544
U.S. Steel Corp.(b)	4,892,323	149,118,005
Worthington Industries Inc.	1,123,658	48,721,811

		1,109,950,908
Multi-Utilities — 0.9%
Black Hills Corp.	1,482,034	86,091,355
MDU Resources Group Inc.	5,429,732	139,489,815
NorthWestern Corp.	1,390,853	81,587,437
Vectren Corp.	2,294,343	164,022,581

		471,191,188
Multiline Retail — 0.4%
Big Lots Inc.(b)	1,122,101	46,892,601
Dillard’s Inc., Class A(b)	535,131	40,851,900
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,424,128	136,858,701

		224,603,202
Oil, Gas & Consumable Fuels — 3.3%
Callon Petroleum Co.(a)(b)	6,287,712	75,389,667
Chesapeake Energy Corp.(a)(b)	25,270,228	113,463,324
CNX Resources Corp.(a)(b)	5,891,687	84,310,041
Energen Corp.(a)	2,264,055	195,093,619
Gulfport Energy Corp.(a)(b)	4,359,940	45,386,975

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Matador Resources Co.(a)(b)	2,868,767	$94,812,749
Murphy Oil Corp.	4,490,435	149,711,103
Oasis Petroleum Inc.(a)(b)	7,399,156	104,920,032
PBF Energy Inc., Class A	3,309,905	165,197,359
QEP Resources Inc.(a)(b)	6,546,378	74,104,999
Range Resources Corp.(b)	5,729,740	97,348,283
SM Energy Co.(b)	2,851,278	89,900,795
Southwestern Energy Co.(a)(b)	16,222,364	82,896,280
World Fuel Services Corp.	1,880,080	52,040,614
WPX Energy Inc.(a)	10,910,329	219,515,820

		1,644,091,660
Paper & Forest Products — 0.4%
Domtar Corp.	1,740,033	90,777,522
Louisiana-Pacific Corp.	3,951,331	104,670,758

		195,448,280
Personal Products — 0.4%
Edgewell Personal Care Co.(a)	1,493,671	69,052,410
Nu Skin Enterprises Inc., Class A	1,538,198	126,778,279

		195,830,689
Pharmaceuticals — 0.7%
Akorn Inc.(a)(b)	2,594,734	33,679,647
Catalent Inc.(a)	4,001,689	182,276,934
Mallinckrodt PLC(a)	2,304,929	67,557,469
Prestige Consumer Healthcare Inc.(a)(b)	1,425,878	54,026,518

		337,540,568
Professional Services — 0.6%
Dun & Bradstreet Corp. (The)	1,024,882	146,055,934
ManpowerGroup Inc.	1,791,692	154,013,844

		300,069,778
Real Estate Management & Development — 0.5%
Jones Lang LaSalle Inc.	1,257,948	181,547,055
Realogy Holdings Corp.(b)	3,425,010	70,692,207

		252,239,262
Road & Rail — 1.8%
Avis Budget Group Inc.(a)(b)	1,834,844	58,971,886
Genesee & Wyoming Inc., Class A(a)(b)	1,640,763	149,293,025
Knight-Swift Transportation Holdings Inc.(b)	3,552,188	122,479,442
Landstar System Inc.(b)	1,138,282	138,870,404
Old Dominion Freight Line Inc.(b)	1,813,106	292,381,474
Ryder System Inc.	1,469,945	107,408,881
Werner Enterprises Inc.	1,235,433	43,672,557

		913,077,669
Semiconductors & Semiconductor Equipment — 2.6%
Cirrus Logic Inc.(a)(b)	1,684,275	65,013,015
Cree Inc.(a)(b)	2,818,725	106,745,116
Cypress Semiconductor Corp.	9,979,889	144,608,591
First Solar Inc.(a)(b)	2,081,224	100,772,866
Integrated Device Technology Inc.(a)	3,572,282	167,932,977
MKS Instruments Inc.	1,517,731	121,646,139
Monolithic Power Systems Inc.	1,077,981	135,318,955
Silicon Laboratories Inc.(a)(b)	1,200,815	110,234,817
Synaptics Inc.(a)(b)	974,156	44,440,997
Teradyne Inc.	5,150,857	190,478,692
Versum Materials Inc.(b)	3,016,671	108,630,323

		1,295,822,488
Software — 4.5%
ACI Worldwide Inc.(a)(b)	3,202,341	90,113,876
Blackbaud Inc.(b)	1,345,767	136,568,435

10

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
CDK Global Inc.	3,577,480	$223,807,148
CommVault Systems Inc.(a)(b)	1,061,369	74,295,830
Fair Isaac Corp.(a)	805,093	184,004,005
Fortinet Inc.(a)(b)	3,973,728	366,655,883
j2 Global Inc.	1,295,120	107,300,692
LogMeIn Inc.	1,436,761	128,015,405
Manhattan Associates Inc.(a)(b)	1,820,209	99,383,411
PTC Inc.(a)(b)	2,931,156	311,259,456
Tyler Technologies Inc.(a)(b)	1,068,320	261,802,499
Ultimate Software Group Inc. (The)(a)(b)	862,373	277,847,957

		2,261,054,597
Specialty Retail — 2.2%
Aaron’s Inc.(b)	1,915,004	104,291,118
American Eagle Outfitters Inc.	4,667,432	115,892,337
AutoNation Inc.(a)(b)	1,588,021	65,982,272
Bed Bath & Beyond Inc.(b)	3,871,305	58,069,575
Dick’s Sporting Goods Inc.	2,114,832	75,034,239
Five Below Inc.(a)(b)	1,539,719	200,255,853
Michaels Companies Inc. (The)(a)(b)	2,694,020	43,723,945
Murphy USA Inc.(a)(b)	826,551	70,637,048
Sally Beauty Holdings Inc.(a)(b)	3,314,629	60,956,027
Signet Jewelers Ltd.	1,437,957	94,804,505
Urban Outfitters Inc.(a)(b)	2,108,704	86,245,994
Williams-Sonoma Inc.	2,223,801	146,148,202

		1,122,041,115
Technology Hardware, Storage & Peripherals — 0.2%
NCR Corp.(a)(b)	3,261,726	92,665,636

Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	1,287,238	126,921,667
Deckers Outdoor Corp.(a)(b)	832,083	98,668,402
Skechers U.S.A. Inc., Class A(a)(b)	3,739,435	104,442,420

		330,032,489
Thrifts & Mortgage Finance — 0.5%
LendingTree Inc.(a)(b)	206,762	47,575,936
New York Community Bancorp. Inc.	13,553,646	140,551,309
Washington Federal Inc.	2,308,128	73,860,096

		261,987,341
Trading Companies & Distributors — 0.8%
GATX Corp.	1,044,291	90,425,158
MSC Industrial Direct Co. Inc., Class A	1,275,965	112,425,276
NOW Inc.(a)(b)	3,002,490	49,691,210
Watsco Inc.	885,035	157,624,733

		410,166,377
Water Utilities — 0.4%
Aqua America Inc.	4,914,433	181,342,578

Wireless Telecommunication Services — 0.2%
Telephone & Data Systems Inc.	2,544,394	77,425,909

Total Common Stocks — 99.8%
(Cost: $42,427,886,593)		50,208,754,090

Short-Term Investments

Money Market Funds — 6.8%
BlackRock Cash Funds: Institutional, SL Agency Shares,
2.24%(c)(d)(e)	3,146,519,089	3,147,463,045

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(c)(d)	263,038,413	$263,038,413

		3,410,501,458

Total Short-Term Investments — 6.8%
(Cost: $3,409,786,402)		3,410,501,458

Total Investments in Securities — 106.6%
(Cost: $45,837,672,995)		53,619,255,548
Other Assets, Less Liabilities — (6.6)%		(3,317,779,710)

Net Assets — 100.0%		$50,301,475,838

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS — Non-Voting Shares

11

Schedule of Investments (unaudited)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.5%
AAR Corp.	18,310	$876,866
Aerojet Rocketdyne Holdings Inc.(a)(b)	38,820	1,319,492
Aerovironment Inc.(a)	9,867	1,106,781
Air Industries Group(a)	4,626	6,430
Arconic Inc.	216,808	4,771,944
Arotech Corp.(a)(b)	10,262	34,891
Astronics Corp.(a)	10,281	447,224
Astrotech Corp.(a)(b)	1,452	4,022
Axon Enterprise Inc.(a)	31,392	2,148,155
Boeing Co. (The)	282,965	105,234,684
BWX Technologies Inc.	53,128	3,322,625
CPI Aerostructures Inc.(a)	4,489	37,483
Cubic Corp.	10,293	751,904
Curtiss-Wright Corp.	23,687	3,255,068
Ducommun Inc.(a)	4,956	202,403
Engility Holdings Inc.(a)	9,413	338,774
Esterline Technologies Corp.(a)	14,735	1,340,148
General Dynamics Corp.	146,005	29,890,144
Harris Corp.	63,239	10,700,671
HEICO Corp.(b)	19,968	1,849,236
HEICO Corp., Class A	42,770	3,229,135
Hexcel Corp.	48,047	3,221,551
Huntington Ingalls Industries Inc.	24,091	6,169,223
Innovative Solutions & Support Inc.(a)	8,934	22,692
KeyW Holding Corp. (The)(a)(b)	19,962	172,871
KLX Inc.(a)	28,264	1,774,414
Kratos Defense & Security Solutions Inc.(a)(b)	37,781	558,403
L3 Technologies Inc.	41,986	8,927,063
Lockheed Martin Corp.	128,550	44,473,158
Mercury Systems Inc.(a)	37,026	2,048,278
MICT Inc.(a)	4,533	5,032
Moog Inc., Class A	18,339	1,576,604
National Presto Industries Inc.	3,907	506,543
Northrop Grumman Corp.	92,465	29,345,617
Raytheon Co.	153,550	31,732,643
Rockwell Collins Inc.	89,201	12,530,064
SIFCO Industries Inc.(a)	614	3,101
Sparton Corp.(a)	4,698	67,792
Spirit AeroSystems Holdings Inc., Class A	63,806	5,849,096
Teledyne Technologies Inc.(a)	18,690	4,610,449
Tel-Instrument Electronics Corp.(a)(b)	226	648
Textron Inc.	132,809	9,491,859
TransDigm Group Inc.(a)	25,304	9,420,679
Triumph Group Inc.(b)	28,033	653,169
United Technologies Corp.	397,660	55,596,845
Vectrus Inc.(a)	4,973	155,108
Wesco Aircraft Holdings Inc.(a)(b)	37,381	420,536

		400,201,518
Air Freight & Logistics — 0.6%
Air T Inc.(a)(b)	253	8,324
Air Transport Services Group Inc.(a)	19,254	413,383
Atlas Air Worldwide Holdings Inc.(a)(b)	13,883	885,041
CH Robinson Worldwide Inc.	76,675	7,508,016
Echo Global Logistics Inc.(a)	13,623	421,632
Expeditors International of Washington Inc.	90,516	6,655,641
FedEx Corp.	128,401	30,917,677
Forward Air Corp.	15,032	1,077,794
Hub Group Inc., Class A(a)	18,634	849,710

Security	Shares	Value
Air Freight & Logistics (continued)
Radiant Logistics Inc.(a)	15,250	$90,128
United Parcel Service Inc., Class B	360,695	42,111,141
XPO Logistics Inc.(a)(b)	67,744	7,734,333

		98,672,820
Airlines — 0.4%
Alaska Air Group Inc.	66,893	4,606,252
Allegiant Travel Co.	9,016	1,143,229
American Airlines Group Inc.	221,521	9,155,463
Delta Air Lines Inc.	312,233	18,056,434
Hawaiian Holdings Inc.	28,917	1,159,572
JetBlue Airways Corp.(a)	172,974	3,348,777
SkyWest Inc.	29,255	1,723,120
Southwest Airlines Co.	274,885	17,166,568
Spirit Airlines Inc.(a)(b)	37,122	1,743,620
United Continental Holdings Inc.(a)	126,754	11,288,711

		69,391,746
Auto Components — 0.3%
Adient PLC	47,813	1,879,529
American Axle & Manufacturing Holdings Inc.(a)	32,318	563,626
Aptiv PLC	139,766	11,726,367
Autoliv Inc.	43,800	3,796,584
BorgWarner Inc.	104,121	4,454,296
CDTi Advanced Materials Inc.(a)(b)	1,563	2,985
Cooper Tire & Rubber Co.	28,649	810,767
Cooper-Standard Holdings Inc.(a)	10,560	1,266,989
Dana Inc.	89,867	1,677,817
Delphi Technologies PLC	47,053	1,475,582
Dorman Products Inc.(a)	19,533	1,502,478
Fox Factory Holding Corp.(a)	23,516	1,647,296
Gentex Corp.	152,020	3,262,349
Gentherm Inc.(a)	27,667	1,257,465
Goodyear Tire & Rubber Co. (The)	124,132	2,903,448
Horizon Global Corp.(a)(b)	25,222	179,833
LCI Industries	13,941	1,154,315
Lear Corp.	34,104	4,945,080
Modine Manufacturing Co.(a)	37,312	555,949
Motorcar Parts of America Inc.(a)(b)	18,000	422,100
Shiloh Industries Inc.(a)	4,895	53,845
Standard Motor Products Inc.	18,960	933,211
Stoneridge Inc.(a)	14,160	420,835
Strattec Security Corp.	11,073	394,753
Superior Industries International Inc.	37,240	634,942
Sypris Solutions Inc.(a)(b)	9,687	13,174
Tenneco Inc.	28,539	1,202,634
Tower International Inc.	22,852	691,273
Unique Fabricating Inc.(b)	714	5,783
UQM Technologies Inc.(a)(b)	23,213	30,409
Veoneer Inc.(a)(b)	43,818	2,413,057
Visteon Corp.(a)(b)	17,357	1,612,465
VOXX International Corp.(a)	9,314	48,433
Workhorse Group Inc.(a)(b)	9,350	10,005

		53,949,674
Automobiles — 0.4%
Ford Motor Co.	1,958,839	18,119,261
General Motors Co.	678,790	22,854,859
Harley-Davidson Inc.	89,420	4,050,726
Tesla Inc.(a)(b)	71,665	18,974,742
Thor Industries Inc.	24,057	2,013,571

12

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Automobiles (continued)
Winnebago Industries Inc.(b)	15,489	$513,460

		66,526,619
Banks — 6.0%
1st Constitution Bancorp.	4,120	85,284
1st Source Corp.	8,968	471,896
Access National Corp.	8,811	238,866
ACNB Corp.	4,114	153,041
Allegiance Bancshares Inc.(a)	693	28,898
American National Bankshares Inc.	4,633	180,687
American River Bankshares	4,183	64,084
Ameris Bancorp.	28,634	1,308,574
AmeriServ Financial Inc.	9,391	40,381
Ames National Corp.	4,827	131,536
Anchor Bancorp. Inc./WA(a)	622	17,603
Arrow Financial Corp.	5,929	219,373
Associated Banc-Corp.	86,991	2,261,766
Atlantic Capital Bancshares Inc.(a)	4,493	75,258
Auburn National BanCorp. Inc.	595	22,800
Banc of California Inc.	27,857	526,497
BancFirst Corp.	9,198	551,420
Bancorp. Inc. (The)(a)	18,959	181,817
Bancorp. of New Jersey Inc.(b)	4,293	73,410
BancorpSouth Bank	43,673	1,428,107
Bank of America Corp.	4,976,878	146,618,826
Bank of Commerce Holdings	5,479	66,844
Bank of Hawaii Corp.	23,254	1,834,973
Bank of Marin Bancorp.	3,992	334,929
Bank of South Carolina Corp.	960	19,488
Bank of the James Financial Group Inc.	775	12,253
Bank OZK	71,069	2,697,779
BankUnited Inc.	67,201	2,378,915
Bankwell Financial Group Inc.	4,074	127,761
Banner Corp.	16,664	1,036,001
Bar Harbor Bankshares	8,858	254,402
BB&T Corp.	423,174	20,540,866
BCB Bancorp. Inc.	4,850	67,173
Berkshire Hills Bancorp. Inc.	24,568	999,918
Blue Hills Bancorp. Inc.	14,365	346,196
BOK Financial Corp.	9,888	961,905
Boston Private Financial Holdings Inc.	41,027	560,019
Bridge Bancorp. Inc.	4,875	161,850
Brookline Bancorp. Inc.	34,424	574,881
Bryn Mawr Bank Corp.	9,833	461,168
C&F Financial Corp.	704	41,360
Cadence BanCorp.	23,259	607,525
Camden National Corp.	5,355	232,621
Capital City Bank Group Inc.	4,987	116,397
Carolina Financial Corp.	11,283	425,595
Carolina Trust Bancshares Inc.(a)(b)	4,010	32,962
Cathay General Bancorp.	38,400	1,591,296
CB Financial Services Inc.(b)	829	25,575
CenterState Bank Corp.	46,857	1,314,339
Central Pacific Financial Corp.	9,084	240,090
Central Valley Community Bancorp.	4,780	103,296
Century Bancorp. Inc./MA, Class A, NVS	635	45,879
Chemical Financial Corp.	34,463	1,840,324
Chemung Financial Corp.	774	32,841
CIT Group Inc.	76,286	3,937,120
Citigroup Inc.	1,348,340	96,729,912
Citizens & Northern Corp.	5,445	142,387

Security	Shares	Value
Banks (continued)
Citizens Financial Group Inc.	273,474	$10,547,892
Citizens First Corp.	289	7,586
Citizens Holding Co.	828	19,458
City Holding Co.	8,857	680,218
Civista Bancshares Inc.	4,999	120,426
CNB Financial Corp./PA	5,578	160,981
CoBiz Financial Inc.	19,091	422,675
Codorus Valley Bancorp. Inc.	4,410	137,768
Colony Bankcorp Inc.	4,127	73,461
Columbia Banking System Inc.	35,316	1,369,201
Comerica Inc.	97,573	8,801,085
Commerce Bancshares Inc.	54,040	3,567,721
Community Bank System Inc.	25,023	1,528,155
Community Bankers Trust Corp.(a)	10,492	92,330
Community Financial Corp. (The)	880	29,418
Community Trust Bancorp. Inc.	9,307	431,379
Community West Bancshares	4,133	49,596
ConnectOne Bancorp. Inc.	14,371	341,311
County Bancorp. Inc.	862	21,636
Cullen/Frost Bankers Inc.	32,802	3,425,841
Customers Bancorp. Inc.(a)	14,138	332,667
CVB Financial Corp.	52,541	1,172,715
DNB Financial Corp.	618	22,804
Eagle Bancorp. Inc.(a)(b)	14,820	749,892
Eagle Bancorp. Montana Inc.	850	15,428
East West Bancorp. Inc.	75,985	4,587,214
Emclaire Financial Corp.	214	7,501
Enterprise Bancorp. Inc./MA	4,236	145,676
Enterprise Financial Services Corp.	9,762	517,874
Equity Bancshares Inc., Class A(a)	4,990	195,907
Evans Bancorp. Inc.	793	37,231
F.N.B. Corp.	197,674	2,514,413
Farmers National Banc Corp.	9,450	144,585
Fauquier Bankshares Inc.	831	21,033
FCB Financial Holdings Inc., Class A(a)	28,570	1,354,218
Fidelity Southern Corp.	10,184	252,360
Fifth Third Bancorp.	357,018	9,967,943
Financial Institutions Inc.	5,635	176,939
First Bancorp. Inc./ME	4,897	141,866
First BanCorp./Puerto Rico(a)	104,591	951,778
First Bancorp./Southern Pines NC	10,794	437,265
First Bancshares Inc. (The)(b)	3,958	154,560
First Bank/Hamilton NJ(b)	4,555	59,898
First Busey Corp.	22,203	689,403
First Business Financial Services Inc.	4,641	107,578
First Citizens BancShares Inc./NC, Class A	4,731	2,139,737
First Commonwealth Financial Corp.	43,630	704,188
First Community Bancshares Inc./VA	8,937	302,786
First Community Corp./SC	4,162	100,720
First Connecticut Bancorp. Inc./Farmington CT	8,708	257,321
First Financial Bancorp.	47,292	1,404,572
First Financial Bankshares Inc.	33,920	2,004,672
First Financial Corp./IN	5,108	256,422
First Financial Northwest Inc.	4,891	81,044
First Foundation Inc.(a)	13,202	206,215
First Hawaiian Inc.	70,525	1,915,459
First Horizon National Corp.	166,219	2,868,940
First Internet Bancorp.	843	25,669
First Interstate BancSystem Inc., Class A	11,022	493,786
First Merchants Corp.	19,874	894,131

13

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
First Mid-Illinois Bancshares Inc.	279	$11,252
First Midwest Bancorp. Inc.	42,582	1,132,255
First Northwest Bancorp.(a)	5,566	85,716
First of Long Island Corp. (The)	13,395	291,341
First Republic Bank/CA	88,583	8,503,968
First Savings Financial Group Inc.(b)	214	14,612
First U.S. Bancshares Inc.	4,051	43,953
First United Corp.	4,283	80,520
Flushing Financial Corp.	14,280	348,432
Franklin Financial Network Inc.(a)(b)	8,988	351,431
Fulton Financial Corp.	87,289	1,453,362
German American Bancorp. Inc.	9,396	331,491
Glacier Bancorp. Inc.	41,090	1,770,568
Glen Burnie Bancorp.	598	7,337
Great Southern Bancorp. Inc.	4,844	268,115
Great Western Bancorp. Inc.	29,466	1,243,171
Green Bancorp. Inc.	13,587	300,273
Guaranty Bancorp.	22,549	669,705
Hancock Holding Co.	43,059	2,047,455
Hanmi Financial Corp.	14,941	372,031
HarborOne Bancorp Inc.(a)(b)	19,857	379,666
Hawthorn Bancshares Inc.	4,149	94,390
Heartland Financial USA Inc.	16,414	952,833
Heritage Commerce Corp.	9,899	147,693
Heritage Financial Corp./WA	14,666	515,510
Hilltop Holdings Inc.	39,184	790,341
Home BancShares Inc./AR	81,715	1,789,558
HomeTrust Bancshares Inc.(a)	9,294	270,920
Hope Bancorp Inc.	65,477	1,058,763
Horizon Bancorp Inc./IN	13,711	270,792
Howard Bancorp. Inc.(a)(b)	701	12,408
Huntington Bancshares Inc./OH	580,946	8,667,714
IBERIABANK Corp.	39,387	3,204,132
Independent Bank Corp./MI	10,408	246,149
Independent Bank Corp./Rockland MA	14,136	1,167,634
Independent Bank Group Inc.(b)	11,036	731,687
International Bancshares Corp.	28,707	1,291,815
Investar Holding Corp.	4,163	111,777
Investors Bancorp. Inc.	159,718	1,959,740
JPMorgan Chase & Co.	1,796,763	202,746,737
KeyCorp	591,211	11,759,187
Lakeland Bancorp. Inc.	19,874	358,726
Lakeland Financial Corp.	13,980	649,790
Landmark Bancorp. Inc./Manhattan KS	709	20,561
LCNB Corp.	4,687	87,413
LegacyTexas Financial Group Inc.	21,244	904,994
Limestone Bancorp. Inc.(a)	457	7,084
Live Oak Bancshares Inc.	10,552	282,794
M&T Bank Corp.	81,945	13,483,230
Macatawa Bank Corp.	14,149	165,685
Mackinac Financial Corp.	764	12,377
MB Financial Inc.	47,340	2,182,847
MBT Financial Corp.	10,275	116,107
Melrose Bancorp. Inc.	628	12,403
Mercantile Bank Corp.	9,004	300,463
Mid Penn Bancorp. Inc.(b)	790	23,029
Middlefield Banc Corp.(b)	269	12,670
MidSouth Bancorp. Inc.(b)	4,874	75,060
MidWestOne Financial Group Inc.	4,499	149,862
MutualFirst Financial Inc.	4,131	152,227

Security	Shares	Value
Banks (continued)
National Bank Holdings Corp., Class A	14,682	$552,777
National Bankshares Inc.	4,502	204,616
National Commerce Corp.(a)	605	24,987
NBT Bancorp. Inc.	23,213	890,915
Nicolet Bankshares Inc.(a)	4,476	243,987
Northrim BanCorp. Inc.	4,134	171,768
Norwood Financial Corp.	1,117	43,742
Oak Valley Bancorp.(b)	4,103	80,624
OFG Bancorp.	23,114	373,291
Ohio Valley Banc Corp.	781	28,624
Old Line Bancshares Inc.	6,434	203,572
Old National Bancorp./IN	71,294	1,375,974
Old Point Financial Corp.	766	22,903
Old Second Bancorp. Inc.	14,614	225,786
Opus Bank	10,069	275,891
Orrstown Financial Services Inc.	4,501	107,124
Pacific Mercantile Bancorp.(a)	5,553	51,921
Pacific Premier Bancorp. Inc.(a)	24,154	898,529
PacWest Bancorp.	71,286	3,396,778
Park National Corp.	5,545	585,330
Parke Bancorp. Inc.	4,650	104,393
Patriot National Bancorp Inc.	59	1,260
Peapack Gladstone Financial Corp.	5,677	175,363
Penns Woods Bancorp. Inc.	3,903	169,585
Peoples Bancorp. Inc./OH	9,591	335,973
Peoples Bancorp. of North Carolina Inc.	893	25,754
Peoples Financial Services Corp.	4,152	176,045
People’s United Financial Inc.	193,101	3,305,889
People’s Utah Bancorp.	594	20,166
Pinnacle Financial Partners Inc.	42,130	2,534,119
Plumas Bancorp.(b)	3,940	97,909
PNC Financial Services Group Inc. (The)(c)	248,226	33,805,899
Popular Inc.	56,850	2,913,562
Preferred Bank/Los Angeles CA	5,472	320,112
Premier Financial Bancorp. Inc.	5,320	98,367
Prosperity Bancshares Inc.	38,707	2,684,330
QCR Holdings Inc.	5,380	219,773
Regions Financial Corp.	589,395	10,815,398
Renasant Corp.	27,404	1,129,319
Republic Bancorp. Inc./KY, Class A	4,704	216,854
Republic First Bancorp. Inc.(a)	18,392	131,503
S&T Bancorp. Inc.	18,998	823,753
Salisbury Bancorp. Inc.	207	8,694
Sandy Spring Bancorp. Inc.	17,835	701,094
SB Financial Group Inc.	865	17,603
SB One Bancorp(b)	754	19,001
Seacoast Banking Corp. of Florida(a)	31,487	919,420
Select Bancorp. Inc.(a)	4,696	58,230
ServisFirst Bancshares Inc.	22,898	896,457
Shore Bancshares Inc.	5,618	100,113
Sierra Bancorp.	5,028	145,309
Signature Bank/New York NY	28,402	3,261,686
Simmons First National Corp., Class A	52,072	1,533,520
SmartFinancial Inc.(a)	4,237	99,781
Sound Financial Bancorp. Inc.	260	10,283
South State Corp.	23,559	1,931,838
Southern First Bancshares Inc.(a)	4,049	159,126
Southern National Bancorp. of Virginia Inc.	9,139	148,052
Southside Bancshares Inc.	12,839	446,797
Southwest Georgia Financial Corp.	281	6,463

14

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
State Bank Financial Corp.	18,951	$571,941
Sterling Bancorp./DE	126,643	2,786,146
Stewardship Financial Corp.	4,099	43,449
Stock Yards Bancorp. Inc.	10,009	363,327
Summit Financial Group Inc.	4,771	110,735
Summit State Bank	868	13,324
SunTrust Banks Inc.	246,323	16,451,913
SVB Financial Group(a)	27,982	8,697,645
Synovus Financial Corp.	66,425	3,041,601
TCF Financial Corp.	87,220	2,076,708
Texas Capital Bancshares Inc.(a)	29,862	2,468,094
Tompkins Financial Corp.	5,462	443,460
TowneBank/Portsmouth VA	33,068	1,020,148
TriCo Bancshares	9,755	376,738
TriState Capital Holdings Inc.(a)(b)	10,235	282,486
Triumph Bancorp. Inc.(a)(b)	8,871	338,872
Trustmark Corp.	29,752	1,001,155
Two River Bancorp.	4,601	79,781
U.S. Bancorp.	820,444	43,327,648
UMB Financial Corp.	23,217	1,646,085
Umpqua Holdings Corp.	114,839	2,388,651
Union Bankshares Corp.	27,865	1,073,638
Union Bankshares Inc./Morrisville VT	808	42,945
United Bancorp. Inc./OH	3,956	52,021
United Bancshares Inc./OH	679	15,549
United Bankshares Inc./WV	61,275	2,227,346
United Community Banks Inc./GA	36,095	1,006,690
United Security Bancshares/Fresno CA	5,622	62,404
Unity Bancorp. Inc.	4,111	94,142
Univest Corp. of Pennsylvania	9,647	255,163
Valley National Bancorp.	138,625	1,559,531
Veritex Holdings Inc.(a)	10,612	299,895
Village Bank and Trust Financial Corp.(a)	113	3,769
Washington Trust Bancorp. Inc.	8,733	482,935
Webster Financial Corp.	47,718	2,813,453
Wellesley Bank(b)	267	8,971
Wells Fargo & Co.	2,306,263	121,217,183
WesBanco Inc.	26,970	1,202,323
West Bancorp. Inc.	8,960	210,560
Westamerica Bancorp.	14,006	842,601
Western Alliance Bancorp.(a)	47,748	2,716,384
Wintrust Financial Corp.	27,975	2,376,196
Zions BanCorp.	105,471	5,289,371

		954,024,177
Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	4,818	1,385,175
Brown-Forman Corp., Class A	29,578	1,502,562
Brown-Forman Corp., Class B, NVS	90,300	4,564,665
Castle Brands Inc.(a)(b)	43,066	46,081
Coca-Cola Bottling Co. Consolidated	1,870	340,864
Coca-Cola Co. (The)	2,020,456	93,324,863
Constellation Brands Inc., Class A	90,214	19,451,943
Craft Brew Alliance Inc.(a)	4,847	79,248
Keurig Dr Pepper Inc.	95,750	2,218,527
MGP Ingredients Inc.	9,881	780,401
Molson Coors Brewing Co., Class B	96,626	5,942,499
Monster Beverage Corp.(a)	217,746	12,690,237
National Beverage Corp.(a)(b)	7,692	897,041
PepsiCo Inc.	740,921	82,834,968
Primo Water Corp.(a)	10,347	186,763

Security	Shares	Value
Beverages (continued)
Reed’s Inc.(a)(b)	4,966	$16,139
Truett-Hurst Inc.(a)	708	1,303
Willamette Valley Vineyards Inc.(a)	794	6,281

		226,269,560
Biotechnology — 3.0%
AbbVie Inc.	809,741	76,585,304
Abeona Therapeutics Inc.(a)(b)	13,788	176,486
ACADIA Pharmaceuticals Inc.(a)	48,143	999,449
Acceleron Pharma Inc.(a)	18,476	1,057,381
Achaogen Inc.(a)(b)	18,092	72,187
Achieve Life Sciences Inc.(a)	1,891	5,957
Achillion Pharmaceuticals Inc.(a)	61,703	227,067
Acorda Therapeutics Inc.(a)	23,309	458,022
Actinium Pharmaceuticals Inc.(a)	19,142	14,194
Adamas Pharmaceuticals Inc.(a)	18,740	375,175
ADMA Biologics Inc.(a)(b)	684	4,248
Aduro Biotech Inc.(a)(b)	13,482	99,093
Advaxis Inc.(a)	14,443	13,576
Adverum Biotechnologies Inc.(a)(b)	9,443	57,130
Aeglea BioTherapeutics Inc.(a)(b)	5,123	49,027
Aevi Genomic Medicine Inc.(a)	13,804	16,979
Agenus Inc.(a)(b)	37,641	80,552
Agios Pharmaceuticals Inc.(a)(b)	25,888	1,996,483
Aimmune Therapeutics Inc.(a)(b)	20,765	566,469
Akebia Therapeutics Inc.(a)	15,159	133,854
Albireo Pharma Inc.(a)(b)	17	560
Alder Biopharmaceuticals Inc.(a)(b)	34,504	574,492
Aldeyra Therapeutics Inc.(a)	4,105	56,649
Alexion Pharmaceuticals Inc.(a)	119,777	16,650,201
Alkermes PLC(a)	90,829	3,854,783
Alnylam Pharmaceuticals Inc.(a)(b)	44,904	3,929,998
Alpine Immune Sciences Inc.(a)(b)	718	4,545
Altimmune Inc.(a)(b)	119	524
AMAG Pharmaceuticals Inc.(a)(b)	19,664	393,280
Amgen Inc.	347,002	71,930,045
Amicus Therapeutics Inc.(a)	86,614	1,047,163
AmpliPhi Biosciences Corp.(a)	77	78
AnaptysBio Inc.(a)(b)	7,942	792,373
Anavex Life Sciences Corp.(a)(b)	15,195	41,482
Anixa Biosciences Inc.(a)	4,820	22,365
Applied Genetic Technologies Corp./DE(a)	5,064	36,967
Aptevo Therapeutics Inc.(a)	9,063	46,040
AquaBounty Technologies Inc.(a)	234	751
Aquinox Pharmaceuticals Inc.(a)	4,850	14,211
ARCA biopharma Inc.(a)	865	484
Ardelyx Inc.(a)	9,450	41,108
Arena Pharmaceuticals Inc.(a)	24,855	1,143,827
ArQule Inc.(a)	29,630	167,706
Array BioPharma Inc.(a)(b)	105,344	1,601,229
Arrowhead Pharmaceuticals Inc.(a)(b)	43,897	841,505
Asterias Biotherapeutics Inc.(a)(b)	5,387	7,003
Atara Biotherapeutics Inc.(a)(b)	20,932	865,538
Athersys Inc.(a)(b)	43,369	91,075
aTyr Pharma Inc.(a)(b)	4,090	3,323
Audentes Therapeutics Inc.(a)	15,493	613,368
AVEO Pharmaceuticals Inc.(a)(b)	32,708	108,263
Avid Bioservices Inc.(a)(b)	14,780	101,391
Bellicum Pharmaceuticals Inc.(a)	31,105	191,607
Biocept Inc.(a)(b)	1,893	5,206
BioCryst Pharmaceuticals Inc.(a)(b)	42,663	325,519

15

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Biogen Inc.(a)	107,936	$38,134,868
Biohaven Pharmaceutical Holding Co. Ltd.(a)	14,529	545,564
BioMarin Pharmaceutical Inc.(a)	92,763	8,995,228
BioSpecifics Technologies Corp.(a)	3,937	230,275
BioTime Inc.(a)(b)	32,765	76,998
Bluebird Bio Inc.(a)	30,195	4,408,470
Blueprint Medicines Corp.(a)	22,125	1,727,077
BrainStorm Cell Therapeutics Inc.(a)(b)	9,683	36,989
Caladrius Biosciences Inc.(a)	3,874	22,857
Calithera Biosciences Inc.(a)	5,400	28,350
Cancer Genetics Inc.(a)(b)	5,590	5,814
Capricor Therapeutics Inc.(a)(b)	4,632	4,864
Cara Therapeutics Inc.(a)(b)	9,364	224,268
CareDx Inc.(a)(b)	14,612	421,556
CASI Pharmaceuticals Inc.(a)	14,260	66,594
Catabasis Pharmaceuticals Inc.(a)	4,032	3,226
Catalyst Biosciences Inc.(a)	45	485
Catalyst Pharmaceuticals Inc.(a)	114,697	433,555
Celgene Corp.(a)	377,715	33,801,715
Celldex Therapeutics Inc.(a)(b)	52,765	23,797
Cellectar Biosciences Inc.(a)	59	177
Cellular Biomedicine Group Inc.(a)(b)	4,633	84,089
CEL-SCI Corp.(a)	3,244	13,138
Celsion Corp.(a)	461	1,277
ChemoCentryx Inc.(a)(b)	10,277	129,901
Chimerix Inc.(a)	39,335	153,013
Cidara Therapeutics Inc.(a)(b)	3,952	17,389
Cleveland BioLabs Inc.(a)(b)	741	1,489
Clovis Oncology Inc.(a)(b)	32,158	944,480
Coherus Biosciences Inc.(a)(b)	28,878	476,487
Conatus Pharmaceuticals Inc.(a)(b)	8,752	50,762
Concert Pharmaceuticals Inc.(a)(b)	8,795	130,518
Corbus Pharmaceuticals Holdings Inc.(a)(b)	18,286	138,059
Corvus Pharmaceuticals Inc.(a)	901	7,731
CTI BioPharma Corp.(a)(b)	9,768	21,099
Curis Inc.(a)	11,261	20,045
Cyclacel Pharmaceuticals Inc.(a)(b)	796	1,091
Cytokinetics Inc.(a)	24,075	237,139
CytomX Therapeutics Inc.(a)	20,879	386,261
Cytori Therapeutics Inc.(a)(b)	472	191
CytRx Corp.(a)(b)	4,835	5,077
Dicerna Pharmaceuticals Inc.(a)	5,631	85,929
Dynavax Technologies Corp.(a)(b)	28,153	349,097
Eagle Pharmaceuticals Inc./DE(a)(b)	4,113	285,154
Edge Therapeutics Inc.(a)	4,577	3,753
Editas Medicine Inc.(a)	25,842	822,292
Eiger BioPharmaceuticals Inc.(a)	248	2,976
Emergent BioSolutions Inc.(a)	22,497	1,480,978
Enanta Pharmaceuticals Inc.(a)	11,080	946,897
Epizyme Inc.(a)(b)	20,096	213,018
Esperion Therapeutics Inc.(a)(b)	10,071	446,850
Exact Sciences Corp.(a)	65,502	5,169,418
Exelixis Inc.(a)	147,286	2,609,908
Fate Therapeutics Inc.(a)(b)	20,905	340,542
Fibrocell Science Inc.(a)	555	1,310
FibroGen Inc.(a)	39,989	2,429,332
Five Prime Therapeutics Inc.(a)	14,097	196,230
Flexion Therapeutics Inc.(a)(b)	16,180	302,728
Fortress Biotech Inc.(a)(b)	52,935	84,696
Galectin Therapeutics Inc.(a)(b)	15,145	91,021

Security	Shares	Value
Biotechnology (continued)
Genocea Biosciences Inc.(a)	9,802	$7,643
Genomic Health Inc.(a)	9,443	663,087
GenVec Inc.(a)(d)	437	—
Geron Corp.(a)(b)	81,341	143,160
Gilead Sciences Inc.	695,750	53,718,857
Global Blood Therapeutics Inc.(a)(b)	23,779	903,602
GlycoMimetics Inc.(a)(b)	21,974	316,426
GTx Inc.(a)(b)	3,628	5,696
Halozyme Therapeutics Inc.(a)(b)	95,943	1,743,284
Heat Biologics Inc.(a)	407	814
Hemispherx Biopharma Inc.(a)(b)	13,948	3,208
Heron Therapeutics Inc.(a)(b)	45,012	1,424,630
Histogenics Corp.(a)(b)	4,837	2,636
iBio Inc.(a)(b)	4,322	3,674
Idera Pharmaceuticals Inc.(a)	6,441	57,389
Immucell Corp.(a)	736	6,131
Immune Design Corp.(a)	4,587	15,825
ImmunoCellular Therapeutics Ltd.(a)	672	141
ImmunoGen Inc.(a)	85,469	809,391
Immunomedics Inc.(a)(b)	93,160	1,940,523
Incyte Corp.(a)	92,477	6,388,311
Infinity Pharmaceuticals Inc.(a)(b)	23,322	63,203
Inovio Pharmaceuticals Inc.(a)	33,897	188,467
Insmed Inc.(a)(b)	38,834	785,223
Insys Therapeutics Inc.(a)(b)	23,411	235,983
Intellia Therapeutics Inc.(a)(b)	11,073	316,909
Intercept Pharmaceuticals Inc.(a)(b)	12,866	1,625,748
Intrexon Corp.(a)(b)	56,406	971,311
Invitae Corp.(a)	51,365	859,336
Ionis Pharmaceuticals Inc.(a)(b)	79,802	4,116,187
Iovance Biotherapeutics Inc.(a)(b)	54,888	617,490
Ironwood Pharmaceuticals Inc.(a)(b)	82,701	1,526,660
IsoRay Inc.(a)(b)	32,930	17,084
KalVista Pharmaceuticals Inc.(a)(b)	4,622	102,192
Karyopharm Therapeutics Inc.(a)(b)	39,162	666,929
Keryx Biopharmaceuticals Inc.(a)	56,766	193,004
Kindred Biosciences Inc.(a)	8,768	122,314
Kura Oncology Inc.(a)	16,587	290,273
La Jolla Pharmaceutical Co.(a)(b)	15,719	316,423
Lexicon Pharmaceuticals Inc.(a)(b)	72,774	776,499
Ligand Pharmaceuticals Inc.(a)(b)	11,301	3,102,011
Loxo Oncology Inc.(a)	13,596	2,322,605
MacroGenics Inc.(a)	14,891	319,263
Madrigal Pharmaceuticals Inc.(a)(b)	4,313	923,543
MannKind Corp.(a)(b)	33,518	61,338
MediciNova Inc.(a)(b)	14,207	177,445
MEI Pharma Inc.(a)(b)	14,435	62,215
Merrimack Pharmaceuticals Inc.(a)(b)	5,644	30,083
MiMedx Group Inc.(a)(b)	51,967	321,156
Minerva Neurosciences Inc.(a)(b)	8,900	111,695
Miragen Therapeutics Inc.(a)	119	664
Mirati Therapeutics Inc.(a)	18,019	848,695
Molecular Templates Inc.(a)	3,475	18,730
Momenta Pharmaceuticals Inc.(a)	53,144	1,397,687
Myriad Genetics Inc.(a)	34,372	1,581,112
NanoViricides Inc.(a)	23,207	8,355
NantKwest Inc.(a)(b)	14,946	55,300
Natera Inc.(a)	20,017	479,207
Navidea Biopharmaceuticals Inc.(a)	72,231	16,649
Neuralstem Inc.(a)(b)	1,940	2,076

16

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Neurocrine Biosciences Inc.(a)(b)	47,306	$5,816,273
NewLink Genetics Corp.(a)(b)	13,569	32,430
Novavax Inc.(a)(b)	202,234	380,200
Ohr Pharmaceutical Inc.(a)	13,727	2,540
Oncocyte Corp.(a)	693	1,733
OncoMed Pharmaceuticals Inc.(a)(b)	5,546	11,758
Oncosec Medical Inc.(a)(b)	9,500	13,300
OpGen Inc.(a)	25	51
Ophthotech Corp.(a)	14,652	34,579
OPKO Health Inc.(a)(b)	241,957	837,171
Oragenics Inc.(a)(b)	854	982
Organovo Holdings Inc.(a)(b)	43,878	50,460
OvaScience Inc.(a)(b)	18,628	13,595
Palatin Technologies Inc.(a)(b)	29,485	29,411
Pfenex Inc.(a)	8,970	45,837
PolarityTE Inc.(a)(b)	11,493	219,516
Portola Pharmaceuticals Inc.(a)(b)	32,895	875,994
Progenics Pharmaceuticals Inc.(a)	37,523	235,269
Proteon Therapeutics Inc.(a)(b)	4,181	8,153
Proteostasis Therapeutics Inc.(a)(b)	3,958	9,539
Prothena Corp. PLC(a)	18,664	244,125
PTC Therapeutics Inc.(a)	18,495	869,265
Puma Biotechnology Inc.(a)(b)	18,760	860,146
Radius Health Inc.(a)(b)	30,039	534,694
Recro Pharma Inc.(a)(b)	884	6,285
Regeneron Pharmaceuticals Inc.(a)(b)	41,475	16,757,559
REGENXBIO Inc.(a)	17,379	1,312,114
Regulus Therapeutics Inc.(a)(b)	14,172	2,800
Repligen Corp.(a)	30,735	1,704,563
Retrophin Inc.(a)	31,301	899,278
Rexahn Pharmaceuticals Inc.(a)(b)	10,542	18,765
Rigel Pharmaceuticals Inc.(a)	71,743	230,295
Riot Blockchain Inc.	4,473	16,326
Rocket Pharmaceuticals Inc.(a)(b)	1,847	45,473
RXi Pharmaceuticals Corp.(a)(b)	403	472
Sage Therapeutics Inc.(a)(b)	25,081	3,542,691
Sangamo Therapeutics Inc.(a)(b)	57,297	971,184
Sarepta Therapeutics Inc.(a)	36,268	5,857,645
Savara Inc.(a)	873	9,743
Seattle Genetics Inc.(a)	58,097	4,480,441
SELLAS Life Sciences Group Inc.(a)	133	162
Seres Therapeutics Inc.(a)(b)	23,053	174,972
Sesen Bio Inc.(a)(b)	4,713	10,133
Soleno Therapeutics Inc.(a)	600	1,296
Sorrento Therapeutics Inc.(a)(b)	33,989	149,552
Spark Therapeutics Inc.(a)(b)	19,838	1,082,163
Spectrum Pharmaceuticals Inc.(a)	58,021	974,753
Stemline Therapeutics Inc.(a)	8,953	148,620
Sunesis Pharmaceuticals Inc.(a)(b)	5,399	10,798
Syndax Pharmaceuticals Inc.(a)(b)	849	6,860
Synergy Pharmaceuticals Inc.(a)(b)	95,434	162,238
Synlogic Inc.(a)(b)	458	6,508
Synthetic Biologics Inc.(a)	1,090	2,834
T2 Biosystems Inc.(a)	8,907	66,357
Tenax Therapeutics Inc.(a)	627	3,298
TESARO Inc.(a)(b)	22,229	867,153
TG Therapeutics Inc.(a)(b)	29,480	165,088
Tonix Pharmaceuticals Holding Corp.(a)(b)	594	351
Tracon Pharmaceuticals Inc.(a)(b)	4,136	8,479
Trevena Inc.(a)(b)	15,138	32,093

Security	Shares	Value
Biotechnology (continued)
Trovagene Inc.(a)(b)	1,130	$921
Ultragenyx Pharmaceutical Inc.(a)(b)	25,374	1,937,051
United Therapeutics Corp.(a)	23,351	2,986,126
Vanda Pharmaceuticals Inc.(a)	46,597	1,069,401
Vaxart Inc.(a)	1,830	5,216
Veracyte Inc.(a)	8,804	84,078
Verastem Inc.(a)(b)	40,295	292,139
Vericel Corp.(a)(b)	14,203	200,972
Versartis Inc.(a)	9,741	13,637
Vertex Pharmaceuticals Inc.(a)	137,154	26,435,062
Vical Inc.(a)	4,993	6,840
Viking Therapeutics Inc.(a)	17,046	296,941
Vital Therapies Inc.(a)(b)	10,456	2,880
Voyager Therapeutics Inc.(a)(b)	8,794	166,382
vTv Therapeutics Inc., Class A(a)(b)	4,522	3,482
XBiotech Inc.(a)(b)	840	2,671
Xencor Inc.(a)(b)	29,887	1,164,696
XOMA Corp.(a)(b)	3,883	68,224
Yield10 Bioscience Inc.(a)(b)	315	447
Zafgen Inc.(a)	9,692	113,299
ZIOPHARM Oncology Inc.(a)(b)	67,110	214,752

		476,074,456
Building Products — 0.4%
AAON Inc.	19,876	751,313
Advanced Drainage Systems Inc.	18,870	583,083
Allegion PLC	48,522	4,394,637
Alpha Pro Tech Ltd.(a)(b)	8,825	31,329
American Woodmark Corp.(a)	8,731	684,947
AO Smith Corp.	76,914	4,104,900
Apogee Enterprises Inc.	14,515	599,760
Armstrong Flooring Inc.(a)	13,560	245,436
Armstrong World Industries Inc.(a)	24,402	1,698,379
Builders FirstSource Inc.(a)(b)	57,290	841,017
Continental Building Products Inc.(a)	20,013	751,488
Continental Materials Corp.(a)	77	1,251
CSW Industrials Inc.(a)	8,798	472,453
Fortune Brands Home & Security Inc.	80,754	4,228,279
Gibraltar Industries Inc.(a)	14,949	681,674
Griffon Corp.	19,259	311,033
Insteel Industries Inc.	14,834	532,244
JELD-WEN Holding Inc.(a)(b)	34,786	857,823
Jewett-Cameron Trading Co. Ltd.(a)	566	5,066
Johnson Controls International PLC	493,929	17,287,515
Lennox International Inc.	19,526	4,264,478
Masco Corp.	172,619	6,317,855
Masonite International Corp.(a)	14,591	935,283
NCI Building Systems Inc.(a)	19,051	288,623
Owens Corning	58,365	3,167,469
Patrick Industries Inc.(a)	13,134	777,533
PGT Innovations Inc.(a)	24,267	524,167
Quanex Building Products Corp.	18,443	335,663
Simpson Manufacturing Co. Inc.	19,937	1,444,635
Tecogen Inc.(a)(b)	4,765	15,010
Trex Co. Inc.(a)	29,464	2,268,139
Universal Forest Products Inc.	29,631	1,046,863
USG Corp.(a)	48,091	2,082,821

		62,532,166
Capital Markets — 2.7%
Affiliated Managers Group Inc.	29,476	4,029,959

17

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Ameriprise Financial Inc.	75,480	$11,145,377
Artisan Partners Asset Management Inc., Class A	19,576	634,262
Ashford Inc.(a)	153	11,608
Associated Capital Group Inc., Class A	2,634	112,077
B. Riley Financial Inc.	652	14,768
Bank of New York Mellon Corp. (The)	492,887	25,132,308
BGC Partners Inc., Class A	148,214	1,751,889
BlackRock Inc.(c)	65,627	30,931,974
Blucora Inc.(a)	27,757	1,117,219
Cboe Global Markets Inc.	60,658	5,820,742
Charles Schwab Corp. (The)	644,489	31,676,634
CME Group Inc.	181,043	30,815,329
Cohen & Co. Inc.	735	7,350
Cohen & Steers Inc.	15,164	615,810
Cowen Inc.(a)(b)	13,777	224,565
Diamond Hill Investment Group Inc.	627	103,699
Donnelley Financial Solutions Inc.(a)	14,029	251,400
E*TRADE Financial Corp.(a)	144,077	7,548,194
Eaton Vance Corp., NVS	58,114	3,054,472
Evercore Inc., Class A	19,789	1,989,784
FactSet Research Systems Inc.	22,912	5,125,643
Federated Investors Inc., Class B	48,719	1,175,102
Franklin Resources Inc.	172,586	5,248,340
GAIN Capital Holdings Inc.	13,690	88,985
GAMCO Investors Inc., Class A	1,671	39,135
Goldman Sachs Group Inc. (The)	185,630	41,625,671
Great Elm Capital Group Inc.(a)	5,167	16,793
Greenhill & Co. Inc.	14,563	383,735
Houlihan Lokey Inc.	13,346	599,636
Interactive Brokers Group Inc., Class A(b)	36,285	2,006,923
Intercontinental Exchange Inc.	315,792	23,649,663
INTL. FCStone Inc.(a)	8,880	429,082
Invesco Ltd.	215,763	4,936,657
Investment Technology Group Inc.	5,241	113,520
Janus Henderson Group PLC	94,477	2,547,100
KKR & Co. Inc., Class A	280,265	7,642,826
Ladenburg Thalmann Financial Services Inc.	56,729	153,168
Lazard Ltd., Class A	67,641	3,255,561
Legg Mason Inc.	51,498	1,608,282
LPL Financial Holdings Inc.	47,473	3,062,483
Manning & Napier Inc.	8,899	26,252
MarketAxess Holdings Inc.	19,690	3,514,468
Medley Management Inc., Class A	4,179	21,940
Moelis & Co., Class A	33,276	1,823,525
Moody’s Corp.	92,743	15,506,630
Morgan Stanley	710,470	33,086,588
Morningstar Inc.	9,623	1,211,536
MSCI Inc.	47,864	8,491,552
Nasdaq Inc.	60,573	5,197,163
Northern Trust Corp.	114,855	11,730,141
Oppenheimer Holdings Inc., Class A, NVS	4,913	155,251
Piper Jaffray Companies	8,845	675,316
PJT Partners Inc., Class A	9,305	487,117
Pzena Investment Management Inc., Class A	8,842	84,353
Raymond James Financial Inc.	66,595	6,130,070
S&P Global Inc.	134,938	26,365,536
Safeguard Scientifics Inc.(a)(b)	8,780	82,093
SEI Investments Co.	71,346	4,359,241
Silvercrest Asset Management Group Inc., Class A	4,206	58,253
State Street Corp.	196,232	16,440,317

Security	Shares	Value
Capital Markets (continued)
Stifel Financial Corp.	33,985	$1,742,071
T Rowe Price Group Inc.	129,307	14,117,738
TD Ameritrade Holding Corp.	143,191	7,564,780
TheStreet Inc.(a)	19,221	42,286
U.S. Global Investors Inc., Class A, NVS	9,879	15,016
Value Line Inc.	194	4,831
Virtu Financial Inc., Class A	34,319	701,824
Virtus Investment Partners Inc.	4,129	469,674
Waddell & Reed Financial Inc., Class A	62,492	1,323,581
Westwood Holdings Group Inc.	4,551	235,469
WisdomTree Investments Inc.	58,264	494,079

		422,856,416
Chemicals — 1.9%
A Schulman Inc.(d)	14,275	27,265
AdvanSix Inc.(a)	14,999	509,216
AgroFresh Solutions Inc.(a)(b)	13,804	85,999
Air Products & Chemicals Inc.	120,611	20,148,068
Albemarle Corp.	57,753	5,762,594
American Vanguard Corp.	13,775	247,950
Ashland Global Holdings Inc.	32,717	2,743,648
Axalta Coating Systems Ltd.(a)	125,028	3,645,816
Balchem Corp.	18,664	2,092,048
Cabot Corp.	33,093	2,075,593
Celanese Corp., Series A	72,983	8,320,062
CF Industries Holdings Inc.	123,760	6,737,494
Chase Corp.	4,492	539,714
Chemours Co. (The)	95,816	3,778,983
Core Molding Technologies Inc.	4,497	29,995
DowDuPont Inc.	1,236,037	79,489,539
Eastman Chemical Co.	76,786	7,349,956
Ecolab Inc.	139,371	21,850,585
Ferro Corp.(a)	43,494	1,009,931
Flotek Industries Inc.(a)(b)	28,138	67,531
FMC Corp.	71,281	6,214,278
FutureFuel Corp.	10,463	193,984
GCP Applied Technologies Inc.(a)	37,877	1,005,634
Hawkins Inc.	4,828	200,121
HB Fuller Co.	24,742	1,278,419
Huntsman Corp.	101,578	2,765,969
Ikonics Corp.(a)	237	2,569
Ingevity Corp.(a)	23,269	2,370,646
Innophos Holdings Inc.	9,654	428,638
Innospec Inc.	13,562	1,040,884
International Flavors & Fragrances Inc.	42,406	5,899,523
Intrepid Potash Inc.(a)	57,129	205,093
KMG Chemicals Inc.	4,538	342,891
Koppers Holdings Inc.(a)	9,831	306,236
Kraton Corp.(a)	15,108	712,342
Kronos Worldwide Inc.	10,221	166,091
LSB Industries Inc.(a)(b)	9,708	94,944
LyondellBasell Industries NV, Class A	157,500	16,145,325
MagneGas Corp.(a)	68	10
Marrone Bio Innovations Inc.(a)(b)	10,259	18,774
Minerals Technologies Inc.	18,790	1,270,204
Mosaic Co. (The)	180,604	5,866,018
NewMarket Corp.	4,918	1,994,298
Northern Technologies International Corp.	791	27,448
Olin Corp.	86,228	2,214,335
OMNOVA Solutions Inc.(a)	23,892	235,336
Platform Specialty Products Corp.(a)	105,206	1,311,919

18

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
PolyOne Corp.	43,409	$1,897,841
PPG Industries Inc.	135,484	14,785,369
Praxair Inc.	154,660	24,858,502
Quaker Chemical Corp.	7,811	1,579,462
Rayonier Advanced Materials Inc.	23,158	426,802
RPM International Inc.	67,827	4,404,685
Scotts Miracle-Gro Co. (The)	23,789	1,872,908
Senomyx Inc.(a)	23,742	35,138
Sensient Technologies Corp.	23,748	1,816,959
Sherwin-Williams Co. (The)	44,031	20,043,352
Stepan Co.	9,524	828,683
Trecora Resources(a)	9,698	135,772
Tredegar Corp.	13,709	296,800
Trinseo SA	23,636	1,850,699
Tronox Ltd., Class A	46,737	558,507
Valvoline Inc.	101,607	2,185,567
Venator Materials PLC(a)	31,723	285,507
Westlake Chemical Corp.	19,742	1,640,758
WR Grace & Co.	37,619	2,688,254

		301,015,481
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	52,582	1,695,769
ACCO Brands Corp.	53,525	604,832
Acme United Corp.	740	15,747
ADT Inc.(b)	56,875	534,056
Advanced Disposal Services Inc.(a)	19,867	537,998
AMREP Corp.(a)(b)	692	5,059
Aqua Metals Inc.(a)	4,696	12,116
ARC Document Solutions Inc.(a)	19,484	55,335
Brady Corp., Class A, NVS	24,006	1,050,262
Brink’s Co. (The)	24,639	1,718,570
Casella Waste Systems Inc., Class A(a)	19,193	596,135
CECO Environmental Corp.	14,180	111,738
Cemtrex Inc.(a)	4,840	6,921
Cintas Corp.	48,985	9,689,723
Clean Harbors Inc.(a)	28,178	2,016,981
Command Security Corp.(a)	4,520	12,611
CompX International Inc.	257	3,495
Copart Inc.(a)	104,754	5,397,974
Covanta Holding Corp.	67,381	1,094,941
Deluxe Corp.	24,512	1,395,713
Document Security Systems Inc.(a)	13,565	14,379
Ecology and Environment Inc., Class A	220	2,937
Ennis Inc.	13,798	282,169
Essendant Inc.	41,143	527,453
Fuel Tech Inc.(a)(b)	9,526	12,384
Healthcare Services Group Inc.	37,982	1,542,829
Heritage-Crystal Clean Inc.(a)	8,931	190,677
Herman Miller Inc.	29,528	1,133,875
HNI Corp.	23,604	1,044,241
Hudson Technologies Inc.(a)(b)	14,531	18,600
Industrial Services of America Inc.(a)	4,895	11,014
Interface Inc.	33,401	779,913
Intersections Inc.(a)(b)	5,647	10,221
KAR Auction Services Inc.	71,472	4,266,164
Kimball International Inc., Class B, NVS	44	737
Knoll Inc.	19,852	465,529
LSC Communications Inc.	14,029	155,161
Matthews International Corp., Class A	15,298	767,195
McGrath RentCorp	10,224	556,901

Security	Shares	Value
Commercial Services & Supplies (continued)
Mobile Mini Inc.	23,746	$1,041,262
MSA Safety Inc.	15,157	1,613,311
Multi-Color Corp.(b)	8,775	546,244
NL Industries Inc.(a)(b)	4,874	29,244
Odyssey Marine Exploration Inc.(a)(b)	4,158	33,680
Performant Financial Corp.(a)(b)	19,345	39,077
Perma-Fix Environmental Services(a)	5,525	23,205
PICO Holdings Inc.	9,740	122,237
Pitney Bowes Inc.	96,783	685,224
Quad/Graphics Inc.	13,568	282,757
Quest Resource Holding Corp.(a)	5,000	12,800
Republic Services Inc.	123,842	8,998,360
Rollins Inc.	48,320	2,932,541
RR Donnelley & Sons Co.	43,229	233,437
SP Plus Corp.(a)	9,499	346,713
Steelcase Inc., Class A	47,175	872,737
Stericycle Inc.(a)	51,270	3,008,524
Team Inc.(a)	14,645	329,512
Tetra Tech Inc.	29,419	2,009,318
U.S. Ecology Inc.	10,285	758,519
UniFirst Corp./MA	8,931	1,550,868
Viad Corp.	9,774	579,109
Virco Manufacturing Corp.	4,560	22,116
VSE Corp.	4,581	151,769
Waste Management Inc.	217,234	19,629,264
Wilhelmina International Inc.(a)(b)	303	1,985

		84,192,168
Communications Equipment — 1.2%
Acacia Communications Inc.(a)	8,536	353,134
ADTRAN Inc.	24,624	434,614
Aerohive Networks Inc.(a)(b)	13,756	56,675
Applied Optoelectronics Inc.(a)(b)	8,869	218,710
Arista Networks Inc.(a)(b)	24,850	6,606,621
ARRIS International PLC(a)	103,856	2,699,217
Aviat Networks Inc.(a)	4,154	67,087
BK Technologies Inc.	8,689	35,190
Black Box Corp.(a)	8,943	9,211
CalAmp Corp.(a)	19,089	457,372
Calix Inc.(a)	23,743	192,318
Casa Systems Inc.(a)(b)	38,838	572,860
Ciena Corp.(a)	67,305	2,102,608
Cisco Systems Inc.	2,450,744	119,228,696
Clearfield Inc.(a)	5,411	72,778
ClearOne Inc.	4,054	8,919
CommScope Holding Co. Inc.(a)	105,737	3,252,470
Communications Systems Inc.	4,175	11,690
Comtech Telecommunications Corp.	19,403	703,747
DASAN Zhone Solutions Inc.(a)	3,643	51,694
Digi International Inc.(a)	13,784	185,395
EchoStar Corp., Class A(a)	23,959	1,110,979
EMCORE Corp.(a)(b)	4,217	20,031
Extreme Networks Inc.(a)	51,983	284,867
F5 Networks Inc.(a)	32,067	6,394,801
Finisar Corp.(a)(b)	57,026	1,086,345
Harmonic Inc.(a)(b)	43,976	241,868
Infinera Corp.(a)	72,736	530,973
Inseego Corp.(a)(b)	15,299	58,901
InterDigital Inc./PA	18,663	1,493,040
Juniper Networks Inc.	195,644	5,863,451
KVH Industries Inc.(a)	8,828	115,647

19

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Communications Equipment (continued)
Lantronix Inc.(a)	4,686	$19,072
Lumentum Holdings Inc.(a)(b)	32,407	1,942,800
Motorola Solutions Inc.	86,453	11,250,993
NETGEAR Inc.(a)	18,308	1,150,658
NetScout Systems Inc.(a)(b)	48,328	1,220,282
Network-1 Technologies Inc.	5,645	15,242
Oclaro Inc.(a)	88,236	788,830
Optical Cable Corp.(a)(b)	4,651	28,371
Palo Alto Networks Inc.(a)	50,952	11,477,448
PC-Tel Inc.	9,504	44,194
Plantronics Inc.	18,382	1,108,435
Resonant Inc.(a)(b)	4,150	16,849
Ribbon Communications Inc.(a)	24,733	168,926
TESSCO Technologies Inc.	4,086	62,311
Ubiquiti Networks Inc.(b)	13,746	1,358,930
ViaSat Inc.(a)(b)	28,315	1,810,744
Viavi Solutions Inc.(a)	120,886	1,370,847
Westell Technologies Inc., Class A(a)	5,587	14,861
xG Technology Inc.(a)	195	82

		188,371,784
Construction & Engineering — 0.2%
AECOM(a)	80,675	2,634,845
Aegion Corp.(a)	19,018	482,677
Ameresco Inc., Class A(a)	9,738	132,924
Argan Inc.	5,497	236,371
Comfort Systems USA Inc.	19,015	1,072,446
Dycom Industries Inc.(a)(b)	18,333	1,550,972
EMCOR Group Inc.	32,895	2,470,743
Fluor Corp.	72,498	4,212,134
Goldfield Corp. (The)(a)(b)	14,515	61,689
Granite Construction Inc.	22,601	1,032,866
Great Lakes Dredge & Dock Corp.(a)(b)	29,092	180,370
HC2 Holdings Inc.(a)(b)	14,245	87,179
IES Holdings Inc.(a)(b)	4,698	91,611
Jacobs Engineering Group Inc.	62,594	4,788,441
KBR Inc.	72,683	1,535,792
MasTec Inc.(a)	33,889	1,513,144
MYR Group Inc.(a)	9,873	322,255
Northwest Pipe Co.(a)(b)	4,870	96,183
NV5 Global Inc.(a)(b)	4,400	381,480
Orion Group Holdings Inc.(a)	14,406	108,765
Primoris Services Corp.	19,367	480,689
Quanta Services Inc.(a)	77,456	2,585,481
Sterling Construction Co. Inc.(a)	9,452	135,353
Tutor Perini Corp.(a)(b)	19,883	373,800
Valmont Industries Inc.	14,105	1,953,542

		28,521,752
Construction Materials — 0.1%
Eagle Materials Inc.	24,384	2,078,492
Martin Marietta Materials Inc.	33,327	6,063,848
Summit Materials Inc., Class A(a)(b)	86,108	1,565,443
Tecnoglass Inc.	605	5,947
U.S. Concrete Inc.(a)(b)	8,748	401,096
U.S. Lime & Minerals Inc.	502	39,633
Vulcan Materials Co.	73,375	8,159,300

		18,313,759
Consumer Finance — 0.7%
Ally Financial Inc.	240,939	6,372,836
American Express Co.	385,249	41,025,166

Security	Shares	Value
Consumer Finance (continued)
Asta Funding Inc.	4,722	$18,652
Atlanticus Holdings Corp.(a)(b)	3,958	11,716
Capital One Financial Corp.	259,845	24,667,086
Consumer Portfolio Services Inc.(a)(b)	9,795	36,241
Credit Acceptance Corp.(a)	6,315	2,766,412
Discover Financial Services	193,206	14,770,599
Encore Capital Group Inc.(a)(b)	10,396	372,697
Enova International Inc.(a)	14,564	419,443
EZCORP Inc., Class A, NVS(a)(b)	28,258	302,361
FirstCash Inc.	23,081	1,892,642
Green Dot Corp., Class A(a)	23,299	2,069,417
LendingClub Corp.(a)(b)	220,130	854,104
Navient Corp.	143,842	1,938,990
Nelnet Inc., Class A	13,002	743,324
Nicholas Financial Inc.(a)(b)	5,401	63,786
OneMain Holdings Inc.(a)	32,531	1,093,367
PRA Group Inc.(a)(b)	24,156	869,616
Regional Management Corp.(a)	5,030	145,015
Santander Consumer USA Holdings Inc.	56,648	1,135,226
SLM Corp.(a)	229,181	2,555,368
Synchrony Financial	385,320	11,975,746
World Acceptance Corp.(a)	4,676	534,747

		116,634,557
Containers & Packaging — 0.4%
AptarGroup Inc.	33,216	3,578,692
Avery Dennison Corp.	47,331	5,128,314
Ball Corp.(b)	186,480	8,203,255
Bemis Co. Inc.	48,261	2,345,485
Berry Global Group Inc.(a)	70,906	3,431,141
Crown Holdings Inc.(a)(b)	71,747	3,443,856
Graphic Packaging Holding Co.	167,567	2,347,614
Greif Inc., Class A, NVS	14,106	756,928
Greif Inc., Class B	4,713	271,704
International Paper Co.	222,163	10,919,311
Myers Industries Inc.	10,402	241,847
Owens-Illinois Inc.(a)	86,431	1,624,038
Packaging Corp. of America	48,306	5,298,685
Sealed Air Corp.	90,480	3,632,772
Silgan Holdings Inc.	39,698	1,103,604
Sonoco Products Co.	52,463	2,911,697
UFP Technologies Inc.(a)	4,134	151,925
WestRock Co.	133,991	7,160,479

		62,551,347
Distributors — 0.1%
AMCON Distributing Co.	53	4,608
Core-Mark Holding Co. Inc.	23,873	810,727
Educational Development Corp.	1,390	15,916
Genuine Parts Co.	76,428	7,596,943
LKQ Corp.(a)	167,996	5,320,433
Pool Corp.	22,870	3,816,546
Weyco Group Inc.	4,108	144,519

		17,709,692
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)(b)	28,888	1,392,402
American Public Education Inc.(a)	9,293	307,134
Ascent Capital Group Inc., Class A(a)(b)	5,423	9,599
Bridgepoint Education Inc.(a)	9,491	96,429
Bright Horizons Family Solutions Inc.(a)	31,395	3,699,587
Cambium Learning Group Inc.(a)	5,523	65,392

20

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Consumer Services (continued)
Career Education Corp.(a)	33,871	$505,694
Carriage Services Inc.	9,334	201,148
Chegg Inc.(a)(b)	40,077	1,139,389
Collectors Universe Inc.	4,553	67,384
Graham Holdings Co., Class B	3,392	1,964,986
Grand Canyon Education Inc.(a)	24,012	2,708,554
H&R Block Inc.	110,955	2,857,091
Houghton Mifflin Harcourt Co.(a)	53,357	373,499
K12 Inc.(a)	15,215	269,305
Laureate Education Inc., Class A(a)	32,478	501,460
Lincoln Educational Services Corp.(a)	14,127	31,927
National American University Holdings Inc.(b)	4,713	3,770
Regis Corp.(a)	19,290	394,095
Service Corp. International/U.S.	112,205	4,959,461
ServiceMaster Global Holdings Inc.(a)	71,201	4,416,598
Sotheby’s(a)	25,074	1,233,390
Strategic Education Inc.	9,611	1,316,995
Universal Technical Institute Inc.(a)	9,891	26,310
Weight Watchers International Inc.(a)(b)	19,668	1,415,899
XpresSpa Group Inc.(a)	5,699	849

		29,958,347
Diversified Financial Services — 1.5%
A-Mark Precious Metals Inc.	684	8,906
AXA Equitable Holdings Inc.	71,905	1,542,362
Berkshire Hathaway Inc., Class B(a)	1,031,135	220,776,315
Cannae Holdings Inc.(a)	34,755	728,117
FGL Holdings(a)(b)	63,077	564,539
GWG Holdings Inc.	186	1,442
Jefferies Financial Group Inc.	129,119	2,835,453
LM Funding America Inc.(a)(b)	4,244	2,122
Marlin Business Services Corp.	4,817	138,971
On Deck Capital Inc.(a)	19,172	145,132
Voya Financial Inc.	101,957	5,064,204

		231,807,563
Diversified Telecommunication Services — 1.7%
Alaska Communications Systems Group Inc.(a)	28,622	46,940
AT&T Inc.	3,851,411	129,330,381
ATN International Inc.	9,116	673,490
CenturyLink Inc.	517,390	10,968,668
Cincinnati Bell Inc.(a)	23,078	368,094
Cogent Communications Holdings Inc.	27,766	1,549,343
Consolidated Communications Holdings Inc.	38,932	507,673
Frontier Communications Corp.(b)	57,000	369,930
Globalstar Inc.(a)(b)	139,449	70,840
Glowpoint Inc.(a)(b)	8,881	1,462
IDT Corp., Class B	30	160
Iridium Communications Inc.(a)(b)	42,452	955,170
One Horizon Group Inc.(a)	984	179
Ooma Inc.(a)(b)	3,903	64,790
ORBCOMM Inc.(a)(b)	33,590	364,787
Otelco Inc., Class A(a)(b)	811	14,111
Pareteum Corp.(a)(b)	1,563	4,689
pdvWireless Inc.(a)	5,025	170,348
Verizon Communications Inc.	2,185,791	116,699,382
Vonage Holdings Corp.(a)	115,380	1,633,781
Windstream Holdings Inc.(a)(b)	24,484	119,972
Zayo Group Holdings Inc.(a)	96,508	3,350,758

		267,264,948

Security	Shares	Value
Electric Utilities — 1.6%
ALLETE Inc.	30,709	$2,303,482
Alliant Energy Corp.	116,014	4,938,716
American Electric Power Co. Inc.	260,665	18,475,935
Avangrid Inc.	27,876	1,336,097
Duke Energy Corp.	372,522	29,809,210
Edison International	172,718	11,689,554
El Paso Electric Co.	27,854	1,593,249
Entergy Corp.	99,231	8,050,611
Evergy Inc.	144,713	7,947,638
Eversource Energy	168,196	10,333,962
Exelon Corp.	504,858	22,042,100
FirstEnergy Corp.	241,305	8,969,307
Genie Energy Ltd., Class B	9,436	50,954
Hawaiian Electric Industries Inc.	56,874	2,024,146
IDACORP Inc.	26,987	2,677,920
MGE Energy Inc.	24,716	1,578,117
NextEra Energy Inc.	253,078	42,415,873
OGE Energy Corp.	114,682	4,165,250
Otter Tail Corp.	19,499	934,002
PG&E Corp.	274,616	12,635,082
Pinnacle West Capital Corp.	57,567	4,558,155
PNM Resources Inc.	42,519	1,677,375
Portland General Electric Co.	47,235	2,154,388
PPL Corp.	368,879	10,793,400
Southern Co. (The)	545,958	23,803,769
Spark Energy Inc., Class A(b)	8,550	70,538
Xcel Energy Inc.	263,510	12,440,307

		249,469,137
Electrical Equipment — 0.6%
Acuity Brands Inc.	23,471	3,689,641
Allied Motion Technologies Inc.	4,125	224,524
American Electric Technologies Inc.(a)	4,835	3,409
American Superconductor Corp.(a)(b)	5,482	38,100
AMETEK Inc.	125,041	9,893,244
Atkore International Group Inc.(a)	14,914	395,668
AZZ Inc.	14,026	708,313
Babcock & Wilcox Enterprises Inc.(a)(b)	104,937	108,085
Broadwind Energy Inc.(a)	9,454	20,610
Capstone Turbine Corp.(a)	9,359	9,359
Eaton Corp. PLC	222,711	19,315,725
Emerson Electric Co.	335,631	25,702,622
Encore Wire Corp.	10,160	509,016
Energous Corp.(a)(b)	12,594	127,451
Energy Focus Inc.(a)	4,701	9,637
EnerSys	23,362	2,035,531
Enphase Energy Inc.(a)(b)	41,461	201,086
Ensync Inc.(a)(b)	29,585	7,544
Espey Manufacturing & Electronics Corp.	612	18,290
FuelCell Energy Inc.(a)(b)	15,008	16,058
Generac Holdings Inc.(a)	33,769	1,904,909
Hubbell Inc.	28,086	3,751,447
Ideal Power Inc.(a)(b)	4,497	2,864
LSI Industries Inc.	13,701	63,025
nVent Electric PLC	92,035	2,499,671
Ocean Power Technologies Inc.(a)	295	203
Orion Energy Systems Inc.(a)(b)	14,634	14,049
Pioneer Power Solutions Inc.(a)(b)	4,001	19,605
Plug Power Inc.(a)(b)	91,487	175,655
Powell Industries Inc.	4,718	171,075
Preformed Line Products Co.	650	45,682

21

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electrical Equipment (continued)
Real Goods Solar Inc., Class A(a)	3	$1
Regal Beloit Corp.	23,776	1,960,331
Revolution Lighting Technologies Inc.(a)(b)	8,793	24,972
Rockwell Automation Inc.	67,233	12,607,532
Sensata Technologies Holding PLC(a)	87,318	4,326,607
Servotronics Inc.	113	1,225
Sunrun Inc.(a)	60,280	749,883
Sunworks Inc.(a)(b)	8,960	4,390
Thermon Group Holdings Inc.(a)	15,258	393,351
Ultralife Corp.(a)(b)	4,999	40,742
Vicor Corp.(a)(b)	9,003	414,138
Vivint Solar Inc.(a)(b)	9,823	51,080

		92,256,350
Electronic Equipment, Instruments & Components — 0.8%
ADDvantage Technologies Group Inc.(a)(b)	3,980	5,612
Amphenol Corp., Class A	162,892	15,315,106
Anixter International Inc.(a)	14,600	1,026,380
Applied DNA Sciences Inc.(a)(b)	10,230	15,243
Arrow Electronics Inc.(a)	47,725	3,518,287
Avnet Inc.	60,392	2,703,750
AVX Corp.	24,044	433,994
Badger Meter Inc.	14,570	771,481
Bel Fuse Inc., Class A	246	5,198
Bel Fuse Inc., Class B, NVS	4,778	126,617
Belden Inc.	23,193	1,656,212
Benchmark Electronics Inc.	24,752	579,197
CDW Corp./DE	81,782	7,272,055
ClearSign Combustion Corp.(a)(b)	2,687	4,299
Cognex Corp.	92,449	5,160,503
Coherent Inc.(a)	13,471	2,319,571
Control4 Corp.(a)	9,474	325,242
Corning Inc.	434,222	15,328,037
CPS Technologies Corp.(a)	4,578	6,638
CTS Corp.	15,271	523,795
CUI Global Inc.(a)	9,921	22,124
Daktronics Inc.	19,410	152,174
Data I/O Corp.(a)	4,494	23,504
Digital Ally Inc.(a)	889	2,534
Dolby Laboratories Inc., Class A	29,878	2,090,564
Dynasil Corp. of America(a)	8,739	11,273
Electro Scientific Industries Inc.(a)	14,314	249,779
Electro-Sensors Inc.(a)	222	813
eMagin Corp.(a)(b)	10,413	15,620
ePlus Inc.(a)	6,260	580,302
Fabrinet(a)	19,200	888,192
FARO Technologies Inc.(a)	9,432	606,949
Fitbit Inc., Class A(a)(b)	113,548	607,482
FLIR Systems Inc.	71,687	4,406,600
Frequency Electronics Inc.(a)	4,494	46,603
ID Systems Inc.(a)(b)	5,489	38,149
Identiv Inc.(a)	5,653	33,692
IEC Electronics Corp.(a)(b)	5,001	26,355
II-VI Inc.(a)	28,012	1,324,968
Image Sensing Systems Inc.(a)	4,125	24,750
Insight Enterprises Inc.(a)	19,139	1,035,229
Intellicheck Inc.(a)(b)	4,646	11,661
IPG Photonics Corp.(a)(b)	20,260	3,161,978
Iteris Inc.(a)(b)	14,171	76,240
Itron Inc.(a)	24,904	1,598,837
Jabil Inc.	100,234	2,714,337

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
KEMET Corp.(a)	23,789	$441,286
Key Tronic Corp.(a)	4,935	37,753
Keysight Technologies Inc.(a)	105,164	6,970,270
Kimball Electronics Inc.(a)	10,292	202,238
Knowles Corp.(a)(b)	43,984	731,014
LGL Group Inc. (The)(a)	449	3,188
LightPath Technologies Inc., Class A(a)(b)	5,603	11,290
Littelfuse Inc.	12,716	2,516,369
LRAD Corp.(a)(b)	15,273	46,735
Luna Innovations Inc.(a)(b)	18,565	59,965
Maxwell Technologies Inc.(a)(b)	15,216	53,104
Mesa Laboratories Inc.(b)	704	130,676
Methode Electronics Inc.	19,314	699,167
MicroVision Inc.(a)(b)	24,715	29,905
MTS Systems Corp.	9,310	509,723
Napco Security Technologies Inc.(a)	5,626	84,109
National Instruments Corp.	52,537	2,539,113
Neonode Inc.(a)(b)	20,031	7,001
Novanta Inc.(a)(b)	15,107	1,033,319
OSI Systems Inc.(a)	9,530	727,234
PAR Technology Corp.(a)	5,069	112,633
Park Electrochemical Corp.	9,832	191,626
PC Connection Inc.	15,039	584,867
PCM Inc.(a)	4,586	89,656
Perceptron Inc.(a)(b)	4,849	47,278
Plexus Corp.(a)	18,353	1,073,834
Radisys Corp.(a)(b)	18,452	30,077
Research Frontiers Inc.(a)	9,717	15,256
RF Industries Ltd.(b)	4,501	31,957
Richardson Electronics Ltd./U.S.	5,472	47,989
Rogers Corp.(a)	9,483	1,397,036
Sanmina Corp.(a)	41,994	1,159,034
ScanSource Inc.(a)	14,215	567,178
Schmitt Industries Inc.(a)	498	1,399
SigmaTron International Inc.(a)	3,965	22,799
Superconductor Technologies Inc.(a)(b)	30	56
SYNNEX Corp.	14,596	1,236,281
Taitron Components Inc., Class A	800	1,592
TE Connectivity Ltd.	188,126	16,541,919
Tech Data Corp.(a)	19,104	1,367,273
Trimble Inc.(a)	145,539	6,325,125
TTM Technologies Inc.(a)(b)	51,721	822,881
Universal Security Instruments Inc.(a)	622	746
Vishay Intertechnology Inc.	67,961	1,383,006
Vishay Precision Group Inc.(a)	5,543	207,308
Wayside Technology Group Inc.	830	10,707
Wireless Telecom Group Inc.(a)	9,379	17,070
Zebra Technologies Corp., Class A(a)	28,078	4,965,033

		131,933,001
Energy Equipment & Services — 0.8%
Apergy Corp.(a)(b)	42,843	1,866,241
Archrock Inc.	38,102	464,844
Aspen Aerogels Inc.(a)(b)	9,326	42,620
Baker Hughes a GE Co.	217,366	7,353,492
Bristow Group Inc.(a)	13,981	169,590
C&J Energy Services Inc.(a)	46,440	965,952
Cactus Inc., Class A(a)	10,957	419,434
CARBO Ceramics Inc.(a)	10,214	74,052
Core Laboratories NV(b)	23,583	2,731,619
Covia Holdings Corp.(a)(b)	15,415	138,273

22

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services (continued)
Dawson Geophysical Co.(a)	25,378	$157,090
Diamond Offshore Drilling Inc.(a)(b)	59,385	1,187,700
Dril-Quip Inc.(a)(b)	29,702	1,551,929
Eco Stim Energy Solutions Inc.(a)(b)	5,675	1,595
ENGlobal Corp.(a)	8,922	9,100
Ensco PLC, Class A(b)	230,803	1,947,977
Enservco Corp.(a)(b)	13,781	10,887
Era Group Inc.(a)	9,660	119,301
Exterran Corp.(a)	27,246	722,836
Forum Energy Technologies Inc.(a)(b)	60,764	628,907
Frank’s International NV	39,547	343,268
Geospace Technologies Corp.(a)	8,753	119,916
Gulf Island Fabrication Inc.	5,687	56,586
Halliburton Co.	457,168	18,529,019
Helix Energy Solutions Group Inc.(a)	135,008	1,333,879
Helmerich & Payne Inc.	56,069	3,855,865
Hornbeck Offshore Services Inc.(a)	13,468	79,192
Independence Contract Drilling Inc.(a)(b)	13,995	69,135
ION Geophysical Corp.(a)(b)	4,760	74,018
Keane Group Inc.(a)	28,412	351,456
KLX Energy Services Holdings Inc.(a)	11,363	363,730
Matrix Service Co.(a)	14,205	350,153
McDermott International Inc.(a)	87,537	1,613,307
Mitcham Industries Inc.(a)(b)	5,456	22,642
Nabors Industries Ltd.	206,589	1,272,588
National Oilwell Varco Inc.(b)	204,199	8,796,893
Natural Gas Services Group Inc.(a)(b)	17	359
Newpark Resources Inc.(a)	47,170	488,210
Noble Corp. PLC(a)(b)	190,626	1,340,101
Oceaneering International Inc.	57,665	1,591,554
Oil States International Inc.(a)(b)	46,390	1,540,148
Parker Drilling Co.(a)	8,032	23,935
Patterson-UTI Energy Inc.	110,905	1,897,585
PHI Inc., NVS(a)	4,193	39,163
PHI Inc.(a)	147	1,338
Pioneer Energy Services Corp.(a)	99,418	293,283
Profire Energy Inc.(a)	15,056	48,029
ProPetro Holding Corp.(a)	29,351	483,998
RigNet Inc.(a)	5,561	113,166
Rowan Companies PLC, Class A(a)	72,574	1,366,568
RPC Inc.	41,377	640,516
Schlumberger Ltd.	715,384	43,581,193
SEACOR Holdings Inc.(a)	10,173	502,648
SEACOR Marine Holdings Inc.(a)	24,399	552,149
Superior Drilling Products Inc.(a)(b)	4,642	14,808
Superior Energy Services Inc.(a)	116,164	1,131,437
Synthesis Energy Systems Inc.(a)	4,782	11,477
TechnipFMC PLC	225,719	7,053,719
TETRA Technologies Inc.(a)	47,587	214,617
Transocean Ltd.(a)(b)	244,776	3,414,625
U.S. Silica Holdings Inc.	38,201	719,325
Unit Corp.(a)	43,302	1,128,450
Weatherford International PLC(a)(b)	519,091	1,406,737

		127,394,224
Entertainment — 1.9%
Activision Blizzard Inc.	406,736	33,836,368
AMC Entertainment Holdings Inc., Class A	28,226	578,633
Ballantyne Strong Inc.(a)(b)	5,594	22,376
Cinedigm Corp., Class A(a)(b)	4,903	5,687
Cinemark Holdings Inc.	61,171	2,459,074

Security	Shares	Value
Entertainment (continued)
Electronic Arts Inc.(a)	162,454	$19,574,082
Global Eagle Entertainment Inc.(a)(b)	24,017	67,728
Glu Mobile Inc.(a)	61,507	458,227
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	13,335	363,379
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	8,763	311,788
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	105,719	3,931,690
Lions Gate Entertainment Corp., Class A	29,756	725,749
Lions Gate Entertainment Corp., Class B, NVS(b)	58,666	1,366,918
Live Nation Entertainment Inc.(a)	76,280	4,154,972
Madison Square Garden Co. (The), Class A(a)	9,178	2,894,007
Marcus Corp. (The)	9,626	404,773
Netflix Inc.(a)	233,727	87,444,282
NTN Buzztime Inc.(a)	331	1,473
Pandora Media Inc.(a)	129,913	1,235,473
Reading International Inc., Class A, NVS(a)	9,302	146,972
Rosetta Stone Inc.(a)	9,401	186,986
Take-Two Interactive Software Inc.(a)	60,589	8,360,676
Twenty-First Century Fox Inc., Class A, NVS	561,533	26,015,824
Twenty-First Century Fox Inc., Class B	238,572	10,931,369
Viacom Inc., Class A	12,930	472,591
Viacom Inc., Class B, NVS	181,328	6,121,633
Walt Disney Co. (The)	791,780	92,590,753
World Wrestling Entertainment Inc., Class A	21,182	2,048,935
Zynga Inc., Class A(a)	388,121	1,556,365

		308,268,783
Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	44,611	1,250,446
ACRE Realty Investors Inc.(a)(d)	2,715	2,253
Agree Realty Corp.(b)	29,385	1,560,931
Alexander & Baldwin Inc.	33,419	758,277
Alexander’s Inc.	1,096	376,257
Alexandria Real Estate Equities Inc.	53,041	6,672,027
American Assets Trust Inc.	28,988	1,080,963
American Campus Communities Inc.	72,454	2,982,207
American Homes 4 Rent, Class A	121,350	2,656,352
American Tower Corp.	236,305	34,335,116
Americold Realty Trust	29,998	750,550
Apartment Investment & Management Co., Class A	81,688	3,604,891
Apple Hospitality REIT Inc.	110,319	1,929,479
Armada Hoffler Properties Inc.	18,511	279,701
Ashford Hospitality Trust Inc.	41,976	268,227
AvalonBay Communities Inc.(b)	77,746	14,083,688
Bluerock Residential Growth REIT Inc.(b)	9,577	93,855
Boston Properties Inc.(b)	83,437	10,270,260
Braemar Hotels & Resorts Inc.	9,921	116,770
Brandywine Realty Trust	91,064	1,431,526
Brixmor Property Group Inc.	159,972	2,801,110
BRT Apartments Corp.(b)	4,732	56,973
Camden Property Trust	49,488	4,630,592
CareTrust REIT Inc.	26,625	471,529
CatchMark Timber Trust Inc., Class A	19,386	221,582
CBL & Associates Properties Inc.(b)	60,817	242,660
Cedar Realty Trust Inc.	32,362	150,807
Chatham Lodging Trust	13,763	287,509
Chesapeake Lodging Trust	28,446	912,263
CIM Commercial Trust Corp.(b)	4,244	59,416
City Office REIT Inc.	10,299	129,973
Colony Capital Inc.(b)	295,610	1,800,265

23

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Columbia Property Trust Inc.	80,121	$1,894,060
Community Healthcare Trust Inc.	11,112	344,250
CoreCivic Inc.	71,437	1,738,062
CorEnergy Infrastructure Trust Inc.(b)	5,411	203,345
CorePoint Lodging Inc.	21,873	425,430
CoreSite Realty Corp.	18,523	2,058,646
Corporate Office Properties Trust(b)	47,880	1,428,260
Cousins Properties Inc.	259,681	2,308,564
Crown Castle International Corp.	222,787	24,802,877
CubeSmart	101,396	2,892,828
CyrusOne Inc.	53,391	3,384,989
DDR Corp.	99,087	1,326,775
DiamondRock Hospitality Co.	93,069	1,086,115
Digital Realty Trust Inc.(b)	110,528	12,432,189
Douglas Emmett Inc.	80,476	3,035,555
Duke Realty Corp.	188,702	5,353,476
Easterly Government Properties Inc.	47,767	925,247
EastGroup Properties Inc.	20,346	1,945,485
Empire State Realty Trust Inc., Class A	62,463	1,037,510
EPR Properties	37,812	2,586,719
Equinix Inc.	42,430	18,367,523
Equity Commonwealth(a)(b)	63,211	2,028,441
Equity LifeStyle Properties Inc.	46,240	4,459,848
Equity Residential	203,636	13,492,921
Essex Property Trust Inc.	35,292	8,706,889
Extra Space Storage Inc.(b)	68,076	5,898,105
Farmland Partners Inc.(b)	9,341	62,585
Federal Realty Investment Trust	39,038	4,937,136
First Industrial Realty Trust Inc.	61,480	1,930,472
Forest City Realty Trust Inc., Class A	140,084	3,514,708
Four Corners Property Trust Inc.	32,941	846,254
Franklin Street Properties Corp.	48,186	385,006
Front Yard Residential Corp.(b)	28,673	311,102
Gaming and Leisure Properties Inc.	109,918	3,874,609
GEO Group Inc. (The)	71,383	1,795,996
Getty Realty Corp.(b)	14,136	403,724
Gladstone Commercial Corp.	10,299	197,226
Gladstone Land Corp.(b)	4,545	56,085
Global Net Lease Inc.	28,707	598,541
Global Self Storage Inc.(b)	4,463	18,700
Government Properties Income Trust(b)	5,487	61,948
Gramercy Property Trust	80,927	2,220,637
HCP Inc.	249,052	6,555,049
Healthcare Realty Trust Inc.(b)	66,911	1,957,816
Healthcare Trust of America Inc., Class A	105,563	2,815,365
Hersha Hospitality Trust	22,637	513,181
Highwoods Properties Inc.	57,164	2,701,571
Hospitality Properties Trust(b)	87,062	2,510,868
Host Hotels & Resorts Inc.	387,823	8,183,065
Hudson Pacific Properties Inc.	80,395	2,630,524
Independence Realty Trust Inc.	56,136	591,112
InfraREIT Inc.(a)	27,752	586,955
Investors Real Estate Trust	101,325	605,924
Invitation Homes Inc.(b)	160,560	3,678,430
Iron Mountain Inc.	148,044	5,110,479
iStar Inc.	39,126	437,037
JBG SMITH Properties	53,517	1,971,031
Jernigan Capital Inc.(b)	20,021	386,205
Kilroy Realty Corp.	48,247	3,458,827
Kimco Realty Corp.	222,163	3,719,009

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kite Realty Group Trust	26,786	$445,987
Lamar Advertising Co., Class A	43,394	3,376,053
LaSalle Hotel Properties	58,115	2,010,198
Lexington Realty Trust	110,078	913,647
Liberty Property Trust	76,885	3,248,391
Life Storage Inc.	27,936	2,658,390
LTC Properties Inc.	19,664	867,379
Macerich Co. (The)	66,060	3,652,457
Mack-Cali Realty Corp.	47,902	1,018,397
Medical Properties Trust Inc.(b)	226,364	3,375,087
Mid-America Apartment Communities Inc.	61,937	6,204,849
Monmouth Real Estate Investment Corp.(b)	61,144	1,022,328
National Health Investors Inc.	23,247	1,757,241
National Retail Properties Inc.	82,579	3,701,191
National Storage Affiliates Trust	28,883	734,784
New Senior Investment Group Inc.	32,360	190,924
NexPoint Residential Trust Inc.	10,230	339,636
NorthStar Realty Europe Corp.	32,982	467,025
Omega Healthcare Investors Inc.(b)	111,288	3,646,908
One Liberty Properties Inc.	8,717	242,158
Outfront Media Inc.	71,981	1,436,021
Paramount Group Inc.	101,421	1,530,443
Park Hotels & Resorts Inc.(b)	98,845	3,244,093
Pebblebrook Hotel Trust(b)	38,081	1,385,006
Pennsylvania REIT(b)	27,264	257,917
Physicians Realty Trust(b)	85,222	1,436,843
Piedmont Office Realty Trust Inc., Class A(b)	76,495	1,448,050
PotlatchDeltic Corp.	32,243	1,320,351
Power REIT(a)	239	1,441
Preferred Apartment Communities Inc., Class A	10,434	183,430
Prologis Inc.	347,444	23,553,229
PS Business Parks Inc.	10,377	1,318,813
Public Storage	80,576	16,246,539
QTS Realty Trust Inc., Class A	27,948	1,192,541
Ramco-Gershenson Properties Trust(b)	31,977	434,887
Rayonier Inc.	62,583	2,115,931
Realty Income Corp.(b)	144,850	8,240,516
Regency Centers Corp.	84,862	5,488,026
Retail Opportunity Investments Corp.(b)	82,992	1,549,461
Retail Properties of America Inc., Class A	123,909	1,510,451
Retail Value Inc.(a)	9,897	323,533
Rexford Industrial Realty Inc.	68,121	2,177,147
RLJ Lodging Trust	90,668	1,997,416
Ryman Hospitality Properties Inc.	28,262	2,435,337
Sabra Health Care REIT Inc.(b)	104,438	2,414,607
Saul Centers Inc.	5,437	304,472
SBA Communications Corp.(a)	63,753	10,240,644
Select Income REIT	51,638	1,132,938
Senior Housing Properties Trust(b)	113,563	1,994,166
Seritage Growth Properties, Class A(b)	13,436	638,076
Simon Property Group Inc.	165,229	29,204,226
SL Green Realty Corp.	52,241	5,095,065
Sotherly Hotels Inc.	5,482	39,470
Spirit MTA REIT	29,853	343,907
Spirit Realty Capital Inc.	299,466	2,413,696
STAG Industrial Inc.	48,846	1,343,265
STORE Capital Corp.	88,636	2,463,194
Summit Hotel Properties Inc.	59,041	798,825
Sun Communities Inc.	41,904	4,254,932
Sunstone Hotel Investors Inc.(b)	114,301	1,869,964

24

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Tanger Factory Outlet Centers Inc.(b)	48,169	$1,102,107
Taubman Centers Inc.	34,959	2,091,597
Terreno Realty Corp.	49,197	1,854,727
Tier REIT Inc.	24,041	579,388
UDR Inc.	139,215	5,628,462
UMH Properties Inc.	13,659	213,627
Uniti Group Inc.(a)(b)	87,766	1,768,485
Universal Health Realty Income Trust	5,842	434,703
Urban Edge Properties	76,883	1,697,577
Urstadt Biddle Properties Inc., Class A	4,101	87,310
Ventas Inc.(b)	188,267	10,237,959
VEREIT Inc.	556,015	4,036,669
VICI Properties Inc.	37,595	812,804
Vornado Realty Trust	90,805	6,628,765
Washington Prime Group Inc.(b)	127,447	930,363
Washington REIT	38,725	1,186,921
Weingarten Realty Investors	73,433	2,185,366
Welltower Inc.(b)	196,750	12,654,960
Weyerhaeuser Co.	401,762	12,964,860
Wheeler Real Estate Investment Trust Inc.	736	3,150
Whitestone REIT(b)	14,003	194,362
WP Carey Inc.(b)	61,951	3,984,069
Xenia Hotels & Resorts Inc.(b)	57,214	1,355,972

		547,945,843
Food & Staples Retailing — 1.3%
Andersons Inc. (The)	14,113	531,355
Casey’s General Stores Inc.	18,255	2,356,903
Chefs’ Warehouse Inc. (The)(a)(b)	9,627	349,941
Costco Wholesale Corp.	233,159	54,764,386
Ingles Markets Inc., Class A	10,727	367,400
Kroger Co. (The)	432,915	12,602,156
Natural Grocers by Vitamin Cottage Inc.(a)(b)	28,473	480,909
Performance Food Group Co.(a)	63,603	2,117,980
PriceSmart Inc.	19,498	1,578,363
Rite Aid Corp.(a)(b)	584,994	748,792
Smart & Final Stores Inc.(a)(b)	28,178	160,615
SpartanNash Co.	35,374	709,602
Sprouts Farmers Market Inc.(a)	70,623	1,935,776
SUPERVALU Inc.(a)(b)	22,860	736,549
Sysco Corp.	256,008	18,752,586
U.S. Foods Holding Corp.(a)	115,894	3,571,853
United Natural Foods Inc.(a)	33,070	990,447
Village Super Market Inc., Class A	4,205	114,376
Walmart Inc.	749,866	70,419,916
Walgreens Boots Alliance Inc.	451,194	32,892,043
Weis Markets Inc.	20,048	870,083

		207,052,031
Food Products — 1.1%
Alico Inc.	649	21,936
Arcadia Biosciences Inc.(a)(b)	219	1,071
Archer-Daniels-Midland Co.	284,568	14,305,233
B&G Foods Inc.(b)	33,621	922,896
Bridgford Foods Corp.(a)	641	10,564
Bunge Ltd.	72,333	4,970,000
Calavo Growers Inc.	8,785	848,631
Cal-Maine Foods Inc.	15,059	727,350
Campbell Soup Co.	101,457	3,716,370
Coffee Holding Co. Inc.(a)	4,582	20,252
Conagra Brands Inc.	219,946	7,471,566

Security	Shares	Value
Food Products (continued)
Darling Ingredients Inc.(a)	86,219	$1,665,751
Dean Foods Co.	47,949	340,438
Farmer Bros. Co.(a)	13	343
Flowers Foods Inc.	95,784	1,787,329
Fresh Del Monte Produce Inc.	18,343	621,644
Freshpet Inc.(a)(b)	9,501	348,687
General Mills Inc.	316,750	13,594,910
Hain Celestial Group Inc. (The)(a)	59,293	1,608,026
Hershey Co. (The)	75,647	7,715,994
Hormel Foods Corp.	147,799	5,823,281
Hostess Brands Inc.(a)(b)	52,230	578,186
Ingredion Inc.	38,167	4,006,008
J&J Snack Foods Corp.	12,476	1,882,504
JM Smucker Co. (The)	61,487	6,309,181
John B Sanfilippo & Son Inc.	4,585	327,277
Kellogg Co.	130,585	9,143,562
Kraft Heinz Co. (The)	322,012	17,746,081
Lamb Weston Holdings Inc.	76,071	5,066,329
Lancaster Colony Corp.	10,243	1,528,358
Landec Corp.(a)	14,260	205,344
Lifeway Foods Inc.(a)(b)	3,992	10,619
Limoneira Co.	5,460	142,561
McCormick & Co. Inc./MD, NVS	65,731	8,660,059
Mondelez International Inc., Class A	790,388	33,955,069
Pilgrim’s Pride Corp.(a)	24,050	435,065
Pinnacle Foods Inc.	62,247	4,034,228
Post Holdings Inc.(a)	33,427	3,277,183
RiceBran Technologies(a)(b)	4,667	13,394
Rocky Mountain Chocolate Factory Inc.	3,952	40,508
S&W Seed Co.(a)(b)	5,709	13,987
Sanderson Farms Inc.	9,843	1,017,471
Seaboard Corp.	76	281,963
Seneca Foods Corp., Class A(a)	4,085	137,665
Seneca Foods Corp., Class B(a)(b)	117	3,744
Tootsie Roll Industries Inc.(b)	9,953	291,125
TreeHouse Foods Inc.(a)(b)	28,901	1,382,913
Tyson Foods Inc., Class A	156,629	9,324,124

		176,336,780
Gas Utilities — 0.2%
Atmos Energy Corp.	56,421	5,298,496
Chesapeake Utilities Corp.	9,000	755,100
National Fuel Gas Co.	47,118	2,641,435
New Jersey Resources Corp.	43,617	2,010,744
Northwest Natural Holding Co.	26,696	1,785,962
ONE Gas Inc.	28,099	2,311,986
RGC Resources Inc.(b)	1,246	33,281
South Jersey Industries Inc.	57,734	2,036,278
Southwest Gas Holdings Inc.	24,175	1,910,550
Spire Inc.	24,505	1,802,343
UGI Corp.	90,576	5,025,156

		25,611,331
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	936,628	68,711,030
ABIOMED Inc.(a)	23,421	10,533,595
Accuray Inc.(a)(b)	42,366	190,647
Aethlon Medical Inc.(a)(b)	4,206	4,963
Akers Biosciences Inc.(a)(b)	680	193
Align Technology Inc.(a)	38,951	15,238,410
Alliqua BioMedical Inc.(a)	1,090	2,474

25

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Alphatec Holdings Inc.(a)(b)	4,005	$13,497
Amedica Corp.(a)(b)	365	94
AngioDynamics Inc.(a)(b)	14,221	309,165
Anika Therapeutics Inc.(a)	8,773	370,045
Antares Pharma Inc.(a)(b)	76,209	256,062
Apollo Endosurgery Inc.(a)(b)	72	516
Atossa Genetics Inc.(a)(b)	54	95
AtriCure Inc.(a)(b)	14,256	499,388
Atrion Corp.	646	448,841
Avanos Medical Inc.(a)	24,176	1,656,056
Avinger Inc.(a)	81	107
AxoGen Inc.(a)(b)	13,582	500,497
Baxter International Inc.	263,767	20,333,798
Becton Dickinson and Co.	142,936	37,306,296
Biolase Inc.(a)(b)	4,579	9,479
BioLife Solutions Inc.(a)(b)	4,874	85,295
Boston Scientific Corp.(a)	734,653	28,284,140
Bovie Medical Corp.(a)(b)	14,212	100,905
Cantel Medical Corp.	18,940	1,743,616
Cardiovascular Systems Inc.(a)	14,677	574,458
CAS Medical Systems Inc.(a)(b)	14,105	32,159
Cerus Corp.(a)(b)	53,335	384,545
Cesca Therapeutics Inc.(a)	272	87
Chembio Diagnostics Inc.(a)(b)	4,681	49,151
CHF Solutions Inc.(a)	9	11
ConforMIS Inc.(a)(b)	4,845	5,136
CONMED Corp.	14,040	1,112,249
Cooper Companies Inc. (The)	27,659	7,665,692
Corindus Vascular Robotics Inc.(a)(b)	43,440	61,685
CryoLife Inc.(a)	13,731	483,331
CryoPort Inc.(a)(b)	14,219	182,145
Cutera Inc.(a)(b)	5,703	185,633
CytoSorbents Corp.(a)(b)	9,376	120,950
Danaher Corp.	331,141	35,981,781
Dare Bioscience Inc.(a)	643	627
Daxor Corp.	131	655
DENTSPLY SIRONA Inc.	124,963	4,716,104
DexCom Inc.(a)	46,062	6,588,708
Edwards Lifesciences Corp.(a)	114,667	19,963,525
Electromed Inc.(a)	3,952	25,688
Endologix Inc.(a)(b)	37,804	72,206
FONAR Corp.(a)	4,127	102,762
GenMark Diagnostics Inc.(a)(b)	23,210	170,594
Glaukos Corp.(a)(b)	15,902	1,032,040
Globus Medical Inc., Class A(a)	38,055	2,160,002
Haemonetics Corp.(a)	29,345	3,362,350
Heska Corp.(a)	4,397	498,224
Hill-Rom Holdings Inc.	34,179	3,226,498
Hologic Inc.(a)	148,583	6,088,931
ICU Medical Inc.(a)	10,448	2,954,172
IDEXX Laboratories Inc.(a)	48,038	11,993,167
Inogen Inc.(a)	9,744	2,378,705
InspireMD Inc.(a)	2	—
Insulet Corp.(a)(b)	29,189	3,092,575
Integer Holdings Corp.(a)	14,117	1,171,005
Integra LifeSciences Holdings Corp.(a)(b)	37,484	2,469,071
IntriCon Corp.(a)(b)	4,130	232,106
Intuitive Surgical Inc.(a)	60,616	34,793,584
Invacare Corp.(b)	14,621	212,736
InVivo Therapeutics Holdings Corp.(a)	509	1,028

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Invuity Inc.(a)	832	$6,157
iRadimed Corp.(a)(b)	3,898	144,811
iRhythm Technologies Inc.(a)	11,135	1,054,039
IRIDEX Corp.(a)(b)	4,593	29,166
K2M Group Holdings Inc.(a)	35,190	963,150
Kewaunee Scientific Corp.	262	8,253
Lantheus Holdings Inc.(a)	15,163	226,687
LeMaitre Vascular Inc.	5,537	214,503
LivaNova PLC(a)	23,374	2,897,675
Masimo Corp.(a)	23,495	2,926,067
Medtronic PLC	725,709	71,387,994
Meridian Bioscience Inc.	20,048	298,715
Merit Medical Systems Inc.(a)	33,810	2,077,625
Microbot Medical Inc.(a)	17	126
Milestone Scientific Inc.(a)	5,503	4,072
Misonix Inc.(a)(b)	4,089	75,647
Natus Medical Inc.(a)	18,294	652,181
Neogen Corp.(a)	33,201	2,374,868
NeuroMetrix Inc.(a)	108	144
Nevro Corp.(a)(b)	13,844	789,108
NuVasive Inc.(a)	23,990	1,702,810
Nuvectra Corp.(a)	4,617	101,482
NxStage Medical Inc.(a)	46,171	1,287,709
OraSure Technologies Inc.(a)	28,839	445,563
Orthofix Medical Inc.(a)	9,593	554,571
Penumbra Inc.(a)	17,058	2,553,583
Precision Therapeutics Inc.(a)	57	60
Presbia PLC(a)	1,019	1,793
Pro-Dex Inc.(a)	613	6,375
Quidel Corp.(a)(b)	14,524	946,529
ReShape Lifesciences Inc.(a)	2	—
ResMed Inc.	77,119	8,894,905
Retractable Technologies Inc.(a)	5,556	4,006
Rockwell Medical Inc.(a)(b)	33,052	139,479
RTI Surgical Inc.(a)	29,533	132,899
SeaSpine Holdings Corp.(a)	4,752	73,941
Second Sight Medical Products Inc.(a)	8,948	17,001
Senseonics Holdings Inc.(a)	60,957	290,765
Sientra Inc.(a)(b)	4,896	116,916
Sorrento Tech Inc.(a)(d)	126	82
STAAR Surgical Co.(a)	14,489	695,472
STERIS PLC	48,172	5,510,877
Strata Skin Sciences Inc.(a)	1,191	4,216
Stryker Corp.	165,956	29,487,062
Surmodics Inc.(a)	5,591	417,368
Tactile Systems Technology Inc.(a)(b)	9,258	657,781
Tandem Diabetes Care Inc.(a)(b)	32,402	1,388,102
Teleflex Inc.	25,323	6,738,197
TransEnterix Inc.(a)(b)	79,591	461,628
Utah Medical Products Inc.	754	71,027
Varex Imaging Corp.(a)	19,987	572,827
Varian Medical Systems Inc.(a)(b)	50,684	5,673,060
Vermillion Inc.(a)(b)	13,698	9,726
ViewRay Inc.(a)	22,868	214,044
VolitionRx Ltd.(a)	5,495	14,232
West Pharmaceutical Services Inc.	38,132	4,708,158
Wright Medical Group NV(a)(b)	85,155	2,471,198
Xtant Medical Holdings Inc.(a)	120	462
Zimmer Biomet Holdings Inc.	107,247	14,099,763

26

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Zosano Pharma Corp.(a)	202	$826

		517,342,763
Health Care Providers & Services — 3.1%
AAC Holdings Inc.(a)	4,637	35,380
Acadia Healthcare Co. Inc.(a)(b)	47,165	1,660,208
Aceto Corp.	14,584	32,960
Addus HomeCare Corp.(a)	4,159	291,754
Aetna Inc.	177,369	35,979,302
Amedisys Inc.(a)	14,412	1,800,924
American Renal Associates Holdings Inc.(a)	4,627	100,175
American Shared Hospital Services(a)	709	2,482
AmerisourceBergen Corp.	86,216	7,950,840
AMN Healthcare Services Inc.(a)	24,333	1,331,015
Anthem Inc.	138,831	38,046,636
BioScrip Inc.(a)(b)	25,489	79,016
BioTelemetry Inc.(a)(b)	14,344	924,471
Brookdale Senior Living Inc.(a)(b)	118,704	1,166,860
Capital Senior Living Corp.(a)(b)	14,368	135,634
Cardinal Health Inc.	162,609	8,780,886
Centene Corp.(a)	111,936	16,206,094
Chemed Corp.	9,258	2,958,672
Cigna Corp.	129,576	26,984,202
Civitas Solutions Inc.(a)	9,490	139,977
Community Health Systems Inc.(a)(b)	57,530	199,054
CorVel Corp.(a)	4,926	296,791
Cross Country Healthcare Inc.(a)	18,288	159,654
CVS Health Corp.	544,877	42,892,717
DaVita Inc.(a)	78,245	5,604,689
Digirad Corp.	9,869	14,804
Diplomat Pharmacy Inc.(a)(b)	31,709	615,472
Diversicare Healthcare Services Inc.	3,918	25,271
Encompass Health Corp.	54,032	4,211,794
Ensign Group Inc. (The)	24,143	915,503
Envision Healthcare Corp.(a)	64,064	2,929,647
Express Scripts Holding Co.(a)	298,950	28,403,239
Five Star Senior Living Inc.(a)(b)	2,456	2,112
Genesis Healthcare Inc.(a)	13,732	18,538
HCA Healthcare Inc.	149,264	20,765,608
HealthEquity Inc.(a)	30,526	2,881,960
Henry Schein Inc.(a)(b)	82,634	7,026,369
Humana Inc.	72,983	24,706,205
InfuSystem Holdings Inc.(a)(b)	9,470	30,777
Interpace Diagnostics Group Inc.(a)(b)	271	417
Joint Corp. (The)(a)(b)	4,569	39,065
Laboratory Corp. of America Holdings(a)	56,886	9,879,960
LHC Group Inc.(a)	14,117	1,453,910
LifePoint Health Inc.(a)	28,579	1,840,488
Magellan Health Inc.(a)	13,459	969,721
McKesson Corp.	109,102	14,472,380
MEDNAX Inc.(a)	49,791	2,323,248
Molina Healthcare Inc.(a)	32,987	4,905,167
National HealthCare Corp.	5,200	391,924
National Research Corp.	4,946	190,916
Owens & Minor Inc.	39,165	647,006
Patterson Companies Inc.	48,742	1,191,742
Premier Inc., Class A(a)(b)	23,935	1,095,744
Providence Service Corp. (The)(a)(b)	5,513	370,915
Psychemedics Corp.	3,976	74,789
Quest Diagnostics Inc.	73,807	7,964,513
Quorum Health Corp.(a)(b)	14,758	86,482

Security	Shares	Value
Health Care Providers & Services (continued)
RadNet Inc.(a)	15,265	$229,738
Regional Health Properties Inc.(a)	9,493	1,638
Select Medical Holdings Corp.(a)	76,623	1,409,863
Sharps Compliance Corp.(a)	5,413	18,675
Surgery Partners Inc.(a)(b)	18,393	303,484
Tenet Healthcare Corp.(a)(b)	40,017	1,138,884
Tivity Health Inc.(a)	26,977	867,311
Triple-S Management Corp., Class B(a)	13,532	255,619
U.S. Physical Therapy Inc.	5,489	650,995
UnitedHealth Group Inc.	513,918	136,722,745
Universal Health Services Inc., Class B	42,973	5,493,668
WellCare Health Plans Inc.(a)	25,871	8,291,397

		489,590,096
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	96,095	1,369,354
athenahealth Inc.(a)	22,562	3,014,283
Castlight Health Inc., Class B(a)	20,056	54,151
Cerner Corp.(a)	166,194	10,704,556
Computer Programs & Systems Inc.(b)	4,958	133,122
Evolent Health Inc., Class A(a)(b)	32,693	928,481
HealthStream Inc.	13,597	421,643
HMS Holdings Corp.(a)	43,391	1,423,659
HTG Molecular Diagnostics Inc.(a)	3,969	20,043
Icad Inc.(a)	5,643	16,421
Inovalon Holdings Inc., Class A(a)(b)	34,006	341,760
Medidata Solutions Inc.(a)(b)	29,001	2,126,063
Micron Solutions Inc.(a)	620	2,170
NextGen Healthcare Inc.(a)	23,332	468,507
Omnicell Inc.(a)	18,913	1,359,845
Simulations Plus Inc.	4,941	99,808
Streamline Health Solutions Inc.(a)	10,501	12,391
Tabula Rasa HealthCare Inc.(a)	8,477	688,248
Teladoc Health Inc.(a)(b)	40,271	3,477,401
Veeva Systems Inc., Class A(a)	66,400	7,228,968
Vocera Communications Inc.(a)(b)	13,578	496,683

		34,387,557
Hotels, Restaurants & Leisure — 1.9%
Aramark	124,936	5,374,747
Ark Restaurants Corp.	295	6,788
Belmond Ltd., Class A(a)	43,970	802,453
Biglari Holdings Inc., Class A(a)(b)	19	17,518
Biglari Holdings Inc., Class B, NVS(a)(b)	199	36,089
BJ’s Restaurants Inc.	13,585	980,837
Bloomin’ Brands Inc.	61,531	1,217,699
Bojangles’ Inc.(a)(b)	4,594	72,126
Bowl America Inc., Class A	686	10,805
Boyd Gaming Corp.	41,597	1,408,058
Brinker International Inc.	28,884	1,349,749
Caesars Entertainment Corp.(a)(b)	322,222	3,302,776
Canterbury Park Holding Corp.	598	9,120
Carnival Corp.	214,451	13,675,540
Carrols Restaurant Group Inc.(a)	18,420	268,932
Century Casinos Inc.(a)	10,238	76,375
Chanticleer Holdings Inc.(a)	1,017	2,522
Cheesecake Factory Inc. (The)	23,757	1,271,950
Chipotle Mexican Grill Inc.(a)(b)	13,509	6,140,111
Choice Hotels International Inc.	18,890	1,573,537
Churchill Downs Inc.	4,957	1,376,559
Chuy’s Holdings Inc.(a)(b)	9,313	244,466

27

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Cracker Barrel Old Country Store Inc.(b)	14,403	$2,119,113
Darden Restaurants Inc.	66,933	7,442,280
Dave & Buster’s Entertainment Inc.	18,005	1,192,291
Del Frisco’s Restaurant Group Inc.(a)	13,520	112,216
Del Taco Restaurants Inc.(a)	14,145	167,052
Denny’s Corp.(a)(b)	42,410	624,275
Dine Brands Global Inc.	9,323	758,053
Diversified Restaurant Holdings Inc.(a)(b)	5,641	7,897
Domino’s Pizza Inc.	23,423	6,905,100
Dover Downs Gaming & Entertainment Inc.(a)(b)	9,308	26,435
Dover Motorsports Inc.	9,348	20,098
Drive Shack Inc.(a)	25,141	149,840
Dunkin’ Brands Group Inc.	47,795	3,523,447
El Pollo Loco Holdings Inc.(a)	9,914	124,421
Eldorado Resorts Inc.(a)(b)	39,321	1,911,001
Empire Resorts Inc.(a)(b)	635	5,906
Extended Stay America Inc.	104,957	2,123,280
Famous Dave’s of America Inc.(a)(b)	4,922	32,239
Fiesta Restaurant Group Inc.(a)	18,721	500,787
Flanigan’s Enterprises Inc.	198	5,544
Full House Resorts Inc.(a)(b)	4,630	13,334
Gaming Partners International Corp.	825	7,466
Golden Entertainment Inc.(a)	4,729	113,543
Good Times Restaurants Inc.(a)	5,418	25,194
Habit Restaurants Inc. (The), Class A(a)(b)	5,413	86,337
Hilton Grand Vacations Inc.(a)(b)	53,913	1,784,520
Hilton Worldwide Holdings Inc.	147,710	11,932,014
Hyatt Hotels Corp., Class A	22,868	1,820,064
International Speedway Corp., Class A	6,914	302,833
J Alexander’s Holdings Inc.(a)	8,840	105,196
Jack in the Box Inc.	18,303	1,534,341
Kona Grill Inc.(a)(b)	4,943	11,369
Las Vegas Sands Corp.	197,110	11,694,536
Lindblad Expeditions Holdings Inc.(a)	9,523	141,607
Luby’s Inc.(a)	10,210	17,357
Marriott International Inc./MD, Class A	154,299	20,372,097
Marriott Vacations Worldwide Corp.	23,299	2,603,663
McDonald’s Corp.	404,825	67,723,174
MGM Resorts International	272,596	7,608,154
Monarch Casino & Resort Inc.(a)	4,926	223,887
Nathan’s Famous Inc.	709	58,422
Nevada Gold & Casinos Inc.(a)	8,731	20,867
Noodles & Co.(a)	9,900	119,790
Norwegian Cruise Line Holdings Ltd.(a)(b)	110,184	6,327,867
ONE Group Hospitality Inc. (The)(a)	8,895	31,399
Papa John’s International Inc.	14,481	742,586
Papa Murphy’s Holdings Inc.(a)	19,732	102,409
Peak Resorts Inc.	5,429	26,602
Penn National Gaming Inc.(a)(b)	23,225	764,567
Pinnacle Entertainment Inc.(a)	32,976	1,110,961
Planet Fitness Inc., Class A(a)	48,416	2,615,917
Potbelly Corp.(a)(b)	13,605	167,342
Rave Restaurant Group Inc.(a)	3,285	4,698
RCI Hospitality Holdings Inc.	4,927	145,888
Red Lion Hotels Corp.(a)	9,825	122,813
Red Robin Gourmet Burgers Inc.(a)	5,687	228,333
Red Rock Resorts Inc., Class A	35,367	942,531
Royal Caribbean Cruises Ltd.	90,659	11,780,230
Ruth’s Hospitality Group Inc.	18,562	585,631
Scientific Games Corp./DE, Class A(a)	25,920	658,368

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
SeaWorld Entertainment Inc.(a)	33,785	$1,061,863
Shake Shack Inc., Class A(a)	13,363	842,003
Six Flags Entertainment Corp.	46,281	3,231,339
Sonic Corp.	24,637	1,067,768
Speedway Motorsports Inc.	5,099	91,017
Starbucks Corp.	716,432	40,721,995
Texas Roadhouse Inc.	33,225	2,302,160
Town Sports International Holdings Inc.(a)	14,275	123,479
Vail Resorts Inc.	20,832	5,716,717
Wendy’s Co. (The)	110,700	1,897,398
Wingstop Inc.	19,685	1,343,895
Wyndham Destinations Inc.	56,781	2,462,024
Wyndham Hotels & Resorts Inc.	57,657	3,204,000
Wynn Resorts Ltd.	45,900	5,832,054
Yum! Brands Inc.	163,908	14,900,876
Zoe’s Kitchen Inc.(a)	23,557	299,645

		306,746,172
Household Durables — 0.4%
AV Homes Inc.(a)	5,037	100,740
Bassett Furniture Industries Inc.	10,415	221,319
Beazer Homes USA Inc.(a)(b)	14,141	148,480
Cavco Industries Inc.(a)	4,643	1,174,679
Century Communities Inc.(a)	9,489	249,086
Comstock Holding Companies Inc.(a)	285	690
CSS Industries Inc.	4,713	67,066
CTI Industries Corp.(a)	230	771
Dixie Group Inc. (The)(a)	8,790	14,064
DR Horton Inc.	178,684	7,536,891
Emerson Radio Corp.(a)	9,684	14,139
Ethan Allen Interiors Inc.	14,139	293,384
Flexsteel Industries Inc.	13	387
Garmin Ltd.	60,562	4,242,368
GoPro Inc., Class A(a)	52,208	375,898
Green Brick Partners Inc.(a)	14,222	143,642
Hamilton Beach Brands Holding Co., Class A	28	614
Helen of Troy Ltd.(a)	14,380	1,882,342
Hooker Furniture Corp.	5,505	186,069
Hovnanian Enterprises Inc., Class A(a)(b)	63,249	101,198
Installed Building Products Inc.(a)(b)	12,457	485,823
iRobot Corp.(a)(b)	14,518	1,595,819
KB Home(b)	43,505	1,040,205
La-Z-Boy Inc.	24,707	780,741
Leggett & Platt Inc.	68,058	2,980,260
Lennar Corp., Class A	143,523	6,701,089
Lennar Corp., Class B	7,607	292,869
LGI Homes Inc.(a)(b)	9,025	428,146
Libbey Inc.	10,270	89,863
Lifetime Brands Inc.	5,099	55,579
Live Ventures Inc.(a)	631	5,553
M/I Homes Inc.(a)	13,638	326,357
MDC Holdings Inc.	24,471	723,852
Meritage Homes Corp.(a)	19,102	762,170
Mohawk Industries Inc.(a)	33,350	5,847,922
New Home Co. Inc. (The)(a)(b)	5,647	45,515
Newell Brands Inc.	244,983	4,973,155
Nova Lifestyle Inc.(a)(b)	9,692	16,864
NVR Inc.(a)	1,891	4,672,283
P&F Industries Inc., Class A	689	5,684
PulteGroup Inc.	163,301	4,044,966
Roku Inc.(a)(b)	22,802	1,665,230

28

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Household Durables (continued)
Skyline Champion Corp.	4,907	$140,193
Taylor Morrison Home Corp., Class A(a)	47,888	863,900
Tempur Sealy International Inc.(a)(b)	28,014	1,481,941
Toll Brothers Inc.	80,679	2,664,827
TopBuild Corp.(a)	19,825	1,126,456
TRI Pointe Group Inc.(a)(b)	76,819	952,556
Tupperware Brands Corp.	24,896	832,771
Turtle Beach Corp.(a)(b)	2,103	41,934
Universal Electronics Inc.(a)	4,636	182,427
Vuzix Corp.(a)(b)	5,659	37,066
Whirlpool Corp.	37,194	4,416,787
William Lyon Homes, Class A(a)	9,611	152,719
ZAGG Inc.(a)(b)	14,539	214,450

		67,401,799
Household Products — 1.2%
Central Garden & Pet Co.(a)(b)	4,948	178,326
Central Garden & Pet Co., Class A, NVS(a)	23,272	771,234
Church & Dwight Co. Inc.	135,196	8,026,586
Clorox Co. (The)	68,875	10,359,489
Colgate-Palmolive Co.	445,702	29,839,749
Energizer Holdings Inc.	33,044	1,938,030
Kimberly-Clark Corp.	173,656	19,734,268
Ocean Bio-Chem Inc.(b)	728	2,970
Oil-Dri Corp. of America	3,941	151,965
Orchids Paper Products Co.(a)	4,782	15,781
Procter & Gamble Co. (The)	1,308,890	108,938,915
Spectrum Brands Holdings Inc.	25,451	1,901,699
WD-40 Co.	8,629	1,485,051

		183,344,063
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	344,857	4,827,998
Clearway Energy Inc., Class A	18,512	352,468
Clearway Energy Inc., Class C	32,805	631,496
NRG Energy Inc.	165,184	6,177,882
Ormat Technologies Inc.	18,780	1,016,186
Pattern Energy Group Inc., Class A	73,755	1,465,512
TerraForm Power Inc., Class A	23,282	268,907
Vistra Energy Corp.(a)	192,835	4,797,735

		19,538,184
Industrial Conglomerates — 1.3%
3M Co.	307,147	64,718,945
Carlisle Companies Inc.	33,479	4,077,742
General Electric Co.	4,674,632	52,776,595
Honeywell International Inc.	390,998	65,062,067
Raven Industries Inc.	19,156	876,387
Roper Technologies Inc.	57,142	16,926,032

		204,437,768
Insurance — 2.5%
1347 Property Insurance Holdings Inc.(a)(b)	4,018	26,318
Aflac Inc.	390,408	18,376,505
Alleghany Corp.	8,246	5,380,762
Allstate Corp. (The)	171,368	16,914,022
American Equity Investment Life Holding Co.	48,114	1,701,311
American Financial Group Inc./OH	39,223	4,352,576
American International Group Inc.	478,927	25,498,073
American National Insurance Co.	4,792	619,558
AMERISAFE Inc.	6,027	373,373
AmTrust Financial Services Inc.	59,651	866,133
Aon PLC	133,124	20,471,809

Security	Shares	Value
Insurance (continued)
Arch Capital Group Ltd.(a)(b)	229,544	$6,842,707
Argo Group International Holdings Ltd.	20,906	1,318,123
Arthur J Gallagher & Co.	103,457	7,701,339
Aspen Insurance Holdings Ltd.	34,511	1,442,560
Assurant Inc.	31,754	3,427,844
Assured Guaranty Ltd.	71,837	3,033,677
Athene Holding Ltd., Class A(a)	71,583	3,697,978
Atlantic American Corp.	749	1,798
Atlas Financial Holdings Inc.(a)(b)	4,972	49,969
Axis Capital Holdings Ltd.	48,851	2,819,191
Blue Capital Reinsurance Holdings Ltd.	4,065	41,463
Brighthouse Financial Inc.(a)(b)	59,851	2,647,808
Brown & Brown Inc.	116,840	3,454,959
Chubb Ltd.	248,295	33,182,144
Cincinnati Financial Corp.	81,535	6,262,703
Citizens Inc./TX(a)(b)	23,920	200,928
CNA Financial Corp.	14,257	650,832
CNO Financial Group Inc.	67,906	1,440,965
Conifer Holdings Inc.(a)(b)	833	4,706
Crawford & Co., Class A, NVS	9,447	85,023
Crawford & Co., Class B	5,486	50,526
Donegal Group Inc., Class A	4,529	64,357
eHealth Inc.(a)	9,382	265,135
EMC Insurance Group Inc.	4,618	114,157
Employers Holdings Inc.	22,421	1,015,671
Enstar Group Ltd.(a)	5,443	1,134,865
Erie Indemnity Co., Class A, NVS	12,516	1,596,165
Everest Re Group Ltd.	22,429	5,124,354
FBL Financial Group Inc., Class A	8,190	616,298
FedNat Holding Co.	5,585	142,306
Fidelity National Financial Inc.	141,051	5,550,357
First American Financial Corp.	48,497	2,501,960
Genworth Financial Inc., Class A(a)	260,866	1,087,811
Global Indemnity Ltd.	4,712	177,642
Greenlight Capital Re Ltd., Class A(a)(b)	15,061	186,756
Hallmark Financial Services Inc.(a)	8,752	96,272
Hanover Insurance Group Inc. (The)	23,589	2,910,175
Hartford Financial Services Group Inc. (The)	197,500	9,867,100
HCI Group Inc.	3,739	163,581
Health Insurance Innovations Inc., Class A(a)	4,639	285,994
Heritage Insurance Holdings Inc.	13,654	202,352
Horace Mann Educators Corp.	19,915	894,184
Independence Holding Co.	4,530	162,627
Investors Title Co.	321	53,896
James River Group Holdings Ltd.	11,675	497,589
Kemper Corp.	28,259	2,273,437
Kingstone Companies Inc.	4,023	76,437
Kinsale Capital Group Inc.(b)	5,969	381,180
Lincoln National Corp.	120,644	8,162,773
Loews Corp.	150,214	7,545,249
Maiden Holdings Ltd.	14,308	40,778
Markel Corp.(a)	7,431	8,831,669
Marsh & McLennan Companies Inc.	272,801	22,566,099
MBIA Inc.(a)(b)	67,981	726,717
Mercury General Corp.	19,070	956,551
MetLife Inc.	502,597	23,481,332
National General Holdings Corp.	29,401	789,123
National Security Group Inc. (The)	249	3,613
National Western Life Group Inc., Class A	423	135,022
Navigators Group Inc. (The)	15,884	1,097,584

29

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Old Republic International Corp.	126,384	$2,828,474
Primerica Inc.	20,879	2,516,963
Principal Financial Group Inc.	139,623	8,180,512
ProAssurance Corp.	28,029	1,315,962
Progressive Corp. (The)	310,336	22,046,269
Protective Insurance Corp.	175	3,855
Protective Insurance Corp., Class B	4,657	106,878
Prudential Financial Inc.	209,366	21,212,963
Reinsurance Group of America Inc.	34,889	5,043,554
RenaissanceRe Holdings Ltd.	20,757	2,772,720
RLI Corp.	20,101	1,579,537
Safety Insurance Group Inc.	3,617	324,083
Selective Insurance Group Inc.	29,298	1,860,423
State Auto Financial Corp.	8,833	269,760
Stewart Information Services Corp.	8,827	397,303
Third Point Reinsurance Ltd.(a)	51,402	668,226
Tiptree Inc.(b)	18,351	120,199
Torchmark Corp.	57,852	5,015,190
Travelers Companies Inc. (The)	142,925	18,538,802
Trupanion Inc.(a)(b)	8,701	310,887
Unico American Corp.(a)	619	4,364
United Fire Group Inc.	5,340	271,112
United Insurance Holdings Corp.	6,071	135,869
Universal Insurance Holdings Inc.	14,846	720,773
Unum Group	124,647	4,869,958
White Mountains Insurance Group Ltd.(b)	1,597	1,494,584
Willis Towers Watson PLC	70,930	9,996,874
WR Berkley Corp.	52,277	4,178,501

		401,501,446
Interactive Media & Services — 4.0%
Alphabet Inc., Class A(a)	159,503	192,532,881
Alphabet Inc., Class C, NVS(a)	163,760	195,442,647
ANGI Homeservices Inc., Class A(a)(b)	30,421	714,285
AutoWeb Inc.(a)(b)	3,203	9,481
Care.com Inc.(a)	5,663	125,209
Cars.com Inc.(a)(b)	38,021	1,049,760
DHI Group Inc.(a)	20,085	42,179
Facebook Inc., Class A(a)	1,286,276	211,540,951
IAC/InterActiveCorp.(a)	41,660	9,028,555
IZEA Worldwide Inc.(a)(b)	4,378	6,961
Liberty TripAdvisor Holdings Inc., Class A(a)	37,499	556,860
Match Group Inc.(a)(b)	35,584	2,060,670
Meet Group Inc. (The)(a)(b)	20,040	99,198
QuinStreet Inc.(a)	18,932	256,907
Snap Inc., Class A, NVS(a)(b)	365,142	3,096,404
Travelzoo(a)	4,503	53,361
TripAdvisor Inc.(a)	60,415	3,085,394
TrueCar Inc.(a)	43,390	611,799
Twitter Inc.(a)	384,493	10,942,671
XO Group Inc.(a)	13,500	465,480
Yelp Inc.(a)	39,340	1,935,528
Zedge Inc., Class B(a)	4,080	8,119
Zillow Group Inc., Class A(a)(b)	23,711	1,048,026
Zillow Group Inc., Class C, NVS(a)(b)	64,076	2,835,363

		637,548,689
Internet & Direct Marketing Retail — 3.4%
1-800-Flowers.com Inc., Class A(a)	8,928	105,350
Amazon.com Inc.(a)	218,617	437,889,846
Booking Holdings Inc.(a)	25,774	51,135,616

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
CafePress Inc.(a)	4,545	$6,636
Duluth Holdings Inc., Class B(a)	4,395	138,267
eBay Inc.(a)	499,750	16,501,745
Etsy Inc.(a)	56,820	2,919,412
EVINE Live Inc.(a)	22,974	26,420
Expedia Group Inc.	64,359	8,397,562
FTD Companies Inc.(a)(b)	9,560	25,143
Gaia Inc.(a)(b)	9,462	145,715
Groupon Inc.(a)	219,988	829,355
GrubHub Inc.(a)(b)	47,240	6,548,409
Lands’ End Inc.(a)(b)	9,347	164,040
Leaf Group Ltd.(a)(b)	5,664	56,640
Liberty Expedia Holdings Inc., Class A(a)	29,847	1,404,003
Liquidity Services Inc.(a)	13,981	88,779
Nutrisystem Inc.	14,527	538,225
Overstock.com Inc.(a)(b)	8,923	247,167
PetMed Express Inc.	12,550	414,275
Quotient Technology Inc.(a)(b)	32,814	508,617
Qurate Retail Inc.(a)(b)	257,595	5,721,185
Remark Holdings Inc.(a)(b)	8,829	28,164
Shutterfly Inc.(a)	18,793	1,238,271
Shutterstock Inc.	9,708	529,863
Stamps.com Inc.(a)(b)	9,452	2,138,042
U.S. Auto Parts Network Inc.(a)(b)	9,304	14,421
Wayfair Inc., Class A(a)	31,868	4,705,948

		542,467,116
IT Services — 4.8%
Accenture PLC, Class A	337,131	57,379,696
Akamai Technologies Inc.(a)	91,086	6,662,941
ALJ Regional Holdings Inc.(a)(b)	5,686	9,723
Alliance Data Systems Corp.	26,726	6,311,612
Automatic Data Processing Inc.	235,184	35,432,821
Black Knight Inc.(a)	78,493	4,077,711
Booz Allen Hamilton Holding Corp.	82,771	4,107,925
Brightcove Inc.(a)	18,400	154,560
Broadridge Financial Solutions Inc.	61,842	8,160,052
CACI International Inc., Class A(a)	13,686	2,520,277
Carbonite Inc.(a)(b)	27,445	978,414
Cardtronics PLC, Class A(a)	23,546	744,995
Cass Information Systems Inc.	5,198	338,494
Cognizant Technology Solutions Corp., Class A	312,655	24,121,333
Computer Task Group Inc.(a)	8,782	45,842
Conduent Inc.(a)	94,305	2,123,749
Convergys Corp.	48,731	1,156,874
CoreLogic Inc./U.S.(a)	47,177	2,331,016
CSG Systems International Inc.	15,285	613,540
CSP Inc.	681	8,935
DXC Technology Co.	148,887	13,923,912
Edgewater Technology Inc.(a)(b)	5,407	27,143
Endurance International Group Holdings Inc.(a)(b)	32,981	290,233
EPAM Systems Inc.(a)	25,695	3,538,201
Euronet Worldwide Inc.(a)	26,852	2,691,107
Everi Holdings Inc.(a)	33,856	310,460
EVERTEC Inc.	33,307	802,699
ExlService Holdings Inc.(a)	18,483	1,223,575
Fidelity National Information Services Inc.	183,905	20,058,518
First Data Corp., Class A(a)	296,489	7,255,086
Fiserv Inc.(a)	223,541	18,415,308
FleetCor Technologies Inc.(a)(b)	49,052	11,176,008
Gartner Inc.(a)(b)	48,435	7,676,947

30

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Genpact Ltd.	72,668	$2,224,367
Global Payments Inc.	91,288	11,630,091
GoDaddy Inc., Class A(a)	82,979	6,919,619
GTT Communications Inc.(a)(b)	17,782	771,739
Hackett Group Inc. (The)	13,691	275,874
Information Services Group Inc.(a)	15,160	72,465
Innodata Inc.(a)(b)	14,189	20,858
Inpixon(a)(b)	21	4
Internap Corp.(a)(b)	6,823	86,174
International Business Machines Corp.	476,986	72,125,053
Jack Henry & Associates Inc.	39,301	6,291,304
JetPay Corp.(a)	4,648	8,831
Leidos Holdings Inc.	72,735	5,030,353
Limelight Networks Inc.(a)	33,583	168,587
LiveRamp Holdings Inc.	39,028	1,928,373
ManTech International Corp./VA, Class A	13,614	861,766
Mastercard Inc., Class A	490,378	109,163,047
MAXIMUS Inc.	33,523	2,181,006
MoneyGram International Inc.(a)(b)	14,611	78,169
MongoDB Inc.(a)	12,820	1,045,471
NIC Inc.	29,698	439,530
Okta Inc.(a)	40,966	2,882,368
Paychex Inc.	172,183	12,681,278
Payment Data Systems Inc.(a)(b)	908	1,671
PayPal Holdings Inc.(a)	632,152	55,528,232
Perficient Inc.(a)	18,925	504,351
Perspecta Inc.	74,765	1,922,956
PFSweb Inc.(a)	8,745	64,713
PRGX Global Inc.(a)(b)	13,689	119,094
Sabre Corp.	130,200	3,395,616
Science Applications International Corp.	24,277	1,956,726
ServiceSource International Inc.(a)	29,043	82,773
Square Inc., Class A(a)	156,351	15,480,313
StarTek Inc.(a)(b)	5,455	36,112
Steel Connect Inc.(a)	23,948	51,009
Sykes Enterprises Inc.(a)	19,369	590,561
Syntel Inc.(a)	19,859	813,822
Sysorex Inc.(a)	2	—
Teradata Corp.(a)(b)	70,999	2,677,372
Total System Services Inc.	86,677	8,558,487
Travelport Worldwide Ltd.	58,293	983,403
TTEC Holdings Inc.	9,011	233,385
Twilio Inc., Class A(a)(b)	42,909	3,702,189
Unisys Corp.(a)(b)	24,680	503,472
VeriSign Inc.(a)	53,086	8,500,130
Virtusa Corp.(a)	14,255	765,636
Visa Inc., Class A	952,068	142,895,886
Web.com Group Inc.(a)	24,801	691,948
Western Union Co. (The)	255,481	4,869,468
WEX Inc.(a)	19,454	3,905,585
WidePoint Corp.(a)(b)	39,196	18,069
Worldpay Inc., Class A(a)	162,626	16,469,135

		756,878,148
Leisure Products — 0.1%
Acushnet Holdings Corp.	22,050	604,832
American Outdoor Brands Corp.(a)	28,293	439,390
Brunswick Corp./DE	47,590	3,189,482
Callaway Golf Co.	48,241	1,171,774
Clarus Corp.	12,987	143,506
Escalade Inc.	4,801	61,693

Security	Shares	Value
Leisure Products (continued)
Hasbro Inc.	60,904	$6,402,229
JAKKS Pacific Inc.(a)	8,946	22,812
Johnson Outdoors Inc., Class A	4,103	381,538
Malibu Boats Inc., Class A(a)(b)	9,532	521,591
Marine Products Corp.	1,322	30,261
Mattel Inc.	178,772	2,806,720
MCBC Holdings Inc.(a)	4,132	148,256
Nautilus Inc.(a)	14,479	201,982
Polaris Industries Inc.	32,476	3,278,452
Sturm Ruger & Co. Inc.(b)	8,966	619,102
Summer Infant Inc.(a)	5,493	8,679
Vista Outdoor Inc.(a)	35,220	630,086

		20,662,385
Life Sciences Tools & Services — 0.9%
Accelerate Diagnostics Inc.(a)(b)	15,183	348,450
Agilent Technologies Inc.	168,843	11,910,185
Bioanalytical Systems Inc.(a)	4,107	6,612
Bio-Rad Laboratories Inc., Class A(a)	11,144	3,487,961
Bio-Techne Corp.	20,246	4,132,411
Bruker Corp.	57,465	1,922,204
Cambrex Corp.(a)	18,763	1,283,389
Charles River Laboratories International Inc.(a)	25,000	3,363,500
ChromaDex Corp.(a)(b)	9,261	39,730
Codexis Inc.(a)(b)	15,102	258,999
Enzo Biochem Inc.(a)	20,016	82,466
Fluidigm Corp.(a)(b)	10,185	76,286
Harvard Bioscience Inc.(a)(b)	58,426	306,737
Illumina Inc.(a)	77,772	28,546,990
IQVIA Holdings Inc.(a)	88,985	11,544,914
Luminex Corp.	15,536	470,896
Mettler-Toledo International Inc.(a)	13,689	8,336,327
NanoString Technologies Inc.(a)	5,463	97,405
NeoGenomics Inc.(a)(b)	28,981	444,858
Pacific Biosciences of California Inc.(a)	53,149	287,536
PerkinElmer Inc.	56,867	5,531,453
PRA Health Sciences Inc.(a)	34,076	3,754,835
Syneos Health Inc.(a)	32,856	1,693,727
Thermo Fisher Scientific Inc.	214,820	52,433,266
Waters Corp.(a)	43,593	8,486,685

		148,847,822
Machinery — 2.0%
Actuant Corp., Class A	29,514	823,441
AGCO Corp.	38,999	2,370,749
Alamo Group Inc.	4,055	371,479
Albany International Corp., Class A	14,477	1,150,921
Allison Transmission Holdings Inc.	75,372	3,920,098
Altra Industrial Motion Corp.(b)	14,129	583,528
American Railcar Industries Inc.	4,727	217,915
ARC Group Worldwide Inc.(a)(b)	4,530	7,475
Art’s-Way Manufacturing Co. Inc.(a)	304	760
Astec Industries Inc.	9,593	483,583
Barnes Group Inc.	24,881	1,767,297
Blue Bird Corp.(a)(b)	17,135	419,808
Briggs & Stratton Corp.	23,336	448,751
Caterpillar Inc.	321,258	48,988,632
Chart Industries Inc.(a)	15,028	1,177,143
Chicago Rivet & Machine Co.	125	4,063
CIRCOR International Inc.	9,302	441,845
Colfax Corp.(a)(b)	52,412	1,889,977

31

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Columbus McKinnon Corp./NY	9,813	$388,006
Commercial Vehicle Group Inc.(a)	14,133	129,458
Crane Co.	24,563	2,415,771
Cummins Inc.	82,664	12,074,730
Deere & Co.	174,709	26,264,004
DMC Global Inc.	5,583	227,786
Donaldson Co. Inc.	68,186	3,972,516
Douglas Dynamics Inc.	10,759	472,320
Dover Corp.	85,344	7,555,504
Eastern Co. (The)	4,047	114,935
Energy Recovery Inc.(a)(b)	8,948	80,085
EnPro Industries Inc.	10,305	751,544
ESCO Technologies Inc.	14,312	973,932
Evoqua Water Technologies Corp.(a)	30,307	538,858
ExOne Co. (The)(a)(b)	4,945	46,879
Federal Signal Corp.	32,837	879,375
Flowserve Corp.	73,632	4,026,934
Fortive Corp.(b)	166,194	13,993,535
Franklin Electric Co. Inc.	19,312	912,492
FreightCar America Inc.	5,522	88,739
Gardner Denver Holdings Inc.(a)	29,326	831,099
Gencor Industries Inc.(a)	4,524	54,514
Global Brass & Copper Holdings Inc.	13,339	492,209
Gorman-Rupp Co. (The)	9,634	351,641
Graco Inc.	86,166	3,992,932
Graham Corp.	4,937	139,075
Greenbrier Companies Inc. (The)	14,123	848,792
Harsco Corp.(a)	42,300	1,207,665
Hillenbrand Inc.	33,292	1,741,172
Hurco Companies Inc.	4,173	188,202
Hyster-Yale Materials Handling Inc.	4,831	297,251
IDEX Corp.	43,389	6,536,987
Illinois Tool Works Inc.	163,493	23,072,132
Ingersoll-Rand PLC	135,442	13,855,717
ITT Inc.	47,081	2,884,182
Jason Industries Inc.(a)	9,386	31,631
John Bean Technologies Corp.	20,797	2,481,082
Kadant Inc.	5,183	558,987
Kennametal Inc.	42,683	1,859,271
LB Foster Co., Class A(a)	4,934	101,394
Lincoln Electric Holdings Inc.	33,215	3,103,610
Lindsay Corp.	5,058	507,014
Liqtech International Inc.(a)	14,457	23,999
LS Starrett Co. (The), Class A	4,125	24,750
Lydall Inc.(a)	10,061	433,629
Manitex International Inc.(a)	8,836	93,043
Manitowoc Co. Inc. (The)(a)(b)	17,974	431,196
Meritor Inc.(a)	48,709	943,006
Middleby Corp. (The)(a)(b)	29,112	3,765,637
Milacron Holdings Corp.(a)	34,870	706,117
Miller Industries Inc./TN	22,400	602,560
Mueller Industries Inc.	28,426	823,785
Mueller Water Products Inc., Class A	85,558	984,773
Navistar International Corp.(a)	42,910	1,652,035
NN Inc.	14,230	221,988
Nordson Corp.	28,426	3,948,371
Omega Flex Inc.	4,025	286,419
Oshkosh Corp.	38,641	2,752,785
PACCAR Inc.	183,135	12,487,976
Parker-Hannifin Corp.	71,121	13,081,286

Security	Shares	Value
Machinery (continued)
Park-Ohio Holdings Corp.	4,719	$180,974
Pentair PLC	92,035	3,989,717
Perma-Pipe International Holdings Inc.(a)(b)	4,493	40,886
Proto Labs Inc.(a)	13,664	2,210,152
RBC Bearings Inc.(a)	13,603	2,045,347
REV Group Inc.(b)	9,984	156,749
Rexnord Corp.(a)	52,626	1,620,881
Snap-on Inc.	31,853	5,848,211
Spartan Motors Inc.	18,613	274,542
SPX Corp.(a)	19,907	663,102
SPX FLOW Inc.(a)	23,312	1,212,224
Standex International Corp.	5,463	569,518
Stanley Black & Decker Inc.	85,150	12,469,366
Sun Hydraulics Corp.	14,094	772,069
Taylor Devices Inc.(a)	702	8,031
Tennant Co.	10,712	813,576
Terex Corp.	34,669	1,383,640
Timken Co. (The)	34,426	1,716,136
Titan International Inc.	23,726	176,047
Toro Co. (The)	58,350	3,499,249
TriMas Corp.(a)	23,752	722,061
Trinity Industries Inc.	77,402	2,836,009
Twin Disc Inc.(a)	4,879	112,412
Wabash National Corp.(b)	33,670	613,804
WABCO Holdings Inc.(a)	24,951	2,942,721
Wabtec Corp./DE	47,464	4,978,024
Watts Water Technologies Inc., Class A	14,386	1,194,038
Welbilt Inc.(a)	71,382	1,490,456
Woodward Inc.	28,681	2,319,146
WSI Industries Inc.	3,924	27,076
Xerium Technologies Inc.(a)(b)	4,991	67,179
Xylem Inc./NY	99,428	7,941,314

		314,269,439
Marine — 0.0%
Genco Shipping & Trading Ltd.(a)(b)	10,697	149,758
Kirby Corp.(a)(b)	28,403	2,336,147
Matson Inc.	19,309	765,409
Pangaea Logistics Solutions Ltd.(a)	4,835	16,922

		3,268,236
Media — 1.4%
AH Belo Corp., Class A	9,861	45,361
Altice USA Inc., Class A	62,023	1,125,097
AMC Networks Inc., Class A(a)(b)	32,815	2,176,947
Beasley Broadcast Group Inc., Class A	904	6,238
Cable One Inc.	3,316	2,930,051
CBS Corp., Class A	4,549	264,069
CBS Corp., Class B, NVS	186,813	10,732,407
Central European Media Enterprises Ltd., Class A(a)(b)	38,513	144,424
Charter Communications Inc., Class A(a)	95,449	31,104,920
Clear Channel Outdoor Holdings Inc., Class A	18,604	110,694
Comcast Corp., Class A	2,426,742	85,930,934
Daily Journal Corp.(a)(b)	181	43,621
Discovery Inc., Class A(a)(b)	85,003	2,720,096
Discovery Inc., Class C, NVS(a)	177,877	5,261,602
DISH Network Corp., Class A(a)	116,059	4,150,270
Emmis Communications Corp., Class A(a)	4,603	24,074
Entercom Communications Corp., Class A	101,459	801,526
Entravision Communications Corp., Class A	28,866	141,443

32

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
EW Scripps Co. (The), Class A, NVS	28,097	$463,600
Gannett Co. Inc.	86,214	863,002
GCI Liberty Inc., Class A(a)	54,413	2,775,063
Gray Television Inc.(a)	33,826	591,955
Harte-Hanks Inc.(a)	2,073	14,780
Hemisphere Media Group Inc.(a)(b)	4,959	69,178
Insignia Systems Inc.(a)	5,491	9,499
Interpublic Group of Companies Inc. (The)	209,528	4,791,905
John Wiley & Sons Inc., Class A	24,270	1,470,762
Lee Enterprises Inc.(a)(b)	28,790	76,293
Liberty Broadband Corp., Class A(a)	13,826	1,165,947
Liberty Broadband Corp., Class C, NVS(a)	80,514	6,787,330
Liberty Global PLC, Series A(a)	125,969	3,644,283
Liberty Global PLC, Series C, NVS(a)(b)	303,660	8,551,066
Liberty Latin America Ltd., Class A(a)(b)	27,828	579,936
Liberty Latin America Ltd., Class C, NVS(a)(b)	56,927	1,174,404
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	48,788	2,119,351
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	100,560	4,369,332
Loral Space & Communications Inc.(a)	13	590
Marchex Inc., Class B	14,472	40,232
McClatchy Co. (The), Class A(a)	4,117	35,036
Meredith Corp.	20,436	1,043,258
MSG Networks Inc., Class A(a)(b)	38,318	988,604
National CineMedia Inc.	67,536	715,206
New Media Investment Group Inc.	19,508	306,081
New York Times Co. (The), Class A(b)	62,605	1,449,306
News Corp., Class A, NVS	208,448	2,749,429
News Corp., Class B	63,856	868,442
Nexstar Media Group Inc., Class A	27,541	2,241,837
Omnicom Group Inc.	121,880	8,290,278
Saga Communications Inc., Class A	3,931	142,106
Salem Media Group Inc.	5,583	18,982
Scholastic Corp., NVS	14,188	662,438
Sinclair Broadcast Group Inc., Class A	34,369	974,361
Sirius XM Holdings Inc.(b)	802,138	5,069,512
SPAR Group Inc.(a)(b)	4,135	4,053
TechTarget Inc.(a)	9,445	183,422
TEGNA Inc.	114,063	1,364,193
Townsquare Media Inc., Class A	4,967	38,892
Tribune Media Co., Class A	39,275	1,509,338
tronc Inc.(a)(b)	3,568	58,265
Urban One Inc., NVS(a)(b)	14,701	29,402
Urban One Inc., Class A(a)	233	548
Xcel Brands Inc.(a)	315	740

		216,016,011
Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	168,502	825,660
Alcoa Corp.(a)	90,400	3,652,160
Allegheny Technologies Inc.(a)(b)	64,381	1,902,459
Ampco-Pittsburgh Corp.(a)	4,721	27,854
Carpenter Technology Corp.	24,273	1,430,893
Century Aluminum Co.(a)	29,791	356,598
Cleveland-Cliffs Inc.(a)(b)	179,377	2,270,913
Coeur Mining Inc.(a)	85,960	458,167
Commercial Metals Co.	58,326	1,196,849
Compass Minerals International Inc.	19,594	1,316,717
Comstock Mining Inc.(a)(b)	13,396	1,875
Freeport-McMoRan Inc.	707,696	9,851,128
Friedman Industries Inc.	4,530	42,673

Security	Shares	Value
Metals & Mining (continued)
General Moly Inc.(a)	52,533	$19,437
Gold Resource Corp.	28,829	148,181
Golden Minerals Co.(a)(b)	48,764	9,992
Haynes International Inc.	5,492	194,966
Hecla Mining Co.(b)	201,872	563,223
Kaiser Aluminum Corp.	10,292	1,122,445
Materion Corp.	15,117	914,578
McEwen Mining Inc.(b)	90,441	175,455
Newmont Mining Corp.	281,038	8,487,348
Nucor Corp.	167,489	10,627,177
Olympic Steel Inc.	4,814	100,468
Paramount Gold Nevada Corp.(a)(b)	4,179	4,430
Pershing Gold Corp.(a)	9,499	11,494
Reliance Steel & Aluminum Co.	34,964	2,982,080
Royal Gold Inc.	37,977	2,926,508
Ryerson Holding Corp.(a)	8,870	100,231
Schnitzer Steel Industries Inc., Class A	14,231	384,949
Solitario Zinc Corp.(a)(b)	18,972	6,648
Steel Dynamics Inc.	125,080	5,652,365
SunCoke Energy Inc.(a)	33,549	389,839
Synalloy Corp.	4,889	111,714
TimkenSteel Corp.(a)(b)	19,347	287,690
U.S. Antimony Corp.(a)(b)	37,750	32,216
U.S. Steel Corp.(b)	91,713	2,795,412
Universal Stainless & Alloy Products Inc.(a)	4,528	115,509
Warrior Met Coal Inc.	20,781	561,918
Worthington Industries Inc.	23,892	1,035,957

		63,096,176
Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.(b)	8,981	163,275
AGNC Investment Corp.	249,454	4,647,328
Annaly Capital Management Inc.	646,415	6,612,825
Anworth Mortgage Asset Corp.	33,278	154,077
Apollo Commercial Real Estate Finance Inc.(b)	102,093	1,926,495
Arbor Realty Trust Inc.(b)	19,283	221,369
Ares Commercial Real Estate Corp.	13,132	183,454
ARMOUR Residential REIT Inc.(b)	16,254	364,902
Blackstone Mortgage Trust Inc., Class A(b)	61,649	2,065,858
Capstead Mortgage Corp.	32,976	260,840
Cherry Hill Mortgage Investment Corp.	4,157	75,242
Chimera Investment Corp.	100,210	1,816,807
Colony Credit Real Estate Inc.	44,582	980,358
Dynex Capital Inc.	24,198	154,383
Ellington Residential Mortgage REIT	4,175	47,136
Exantas Capital Corp.	13,605	149,383
Granite Point Mortgage Trust Inc.	19,499	375,941
Great Ajax Corp.	9,302	126,600
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	47,204	1,013,470
Hunt Companies Finance Trust Inc.(b)	8,532	31,995
Invesco Mortgage Capital Inc.	76,129	1,204,361
Ladder Capital Corp.	75,417	1,277,564
Manhattan Bridge Capital Inc.	879	5,626
MFA Financial Inc.	224,748	1,651,898
New Residential Investment Corp.	171,274	3,052,103
New York Mortgage Trust Inc.	47,643	289,669
Orchid Island Capital Inc.(b)	118,722	860,735
Owens Realty Mortgage Inc.(b)	4,854	81,984
PennyMac Mortgage Investment Trust(c)	32,361	654,987
Ready Capital Corp.	1,973	32,850

33

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Mortgage Real Estate Investment (continued)
Redwood Trust Inc.	89,431	$1,452,359
Starwood Property Trust Inc.(b)	134,517	2,894,806
Two Harbors Investment Corp.	139,160	2,077,659
Western Asset Mortgage Capital Corp.(b)	16,165	161,973

		37,070,312
Multi-Utilities — 0.8%
Ameren Corp.	129,837	8,208,295
Avista Corp.	34,751	1,757,011
Black Hills Corp.	27,967	1,624,603
CenterPoint Energy Inc.	225,906	6,246,301
CMS Energy Corp.	144,066	7,059,234
Consolidated Edison Inc.	148,701	11,329,529
Dominion Energy Inc.	351,005	24,668,631
DTE Energy Co.	94,658	10,330,028
MDU Resources Group Inc.	100,917	2,592,558
NiSource Inc.	167,195	4,166,499
NorthWestern Corp.	38,634	2,266,270
Public Service Enterprise Group Inc.	268,590	14,178,866
SCANA Corp.	75,494	2,935,962
Sempra Energy	142,986	16,264,657
Unitil Corp.	5,572	283,615
Vectren Corp.	43,114	3,082,220
WEC Energy Group Inc.	177,985	11,882,279

		128,876,558
Multiline Retail — 0.5%
Big Lots Inc.	29,887	1,248,978
Dillard’s Inc., Class A(b)	10,940	835,160
Dollar General Corp.	138,225	15,107,992
Dollar Tree Inc.(a)	126,610	10,325,045
Fred’s Inc., Class A	10,356	21,126
JC Penney Co. Inc.(a)(b)	195,214	324,055
Kohl’s Corp.	89,348	6,660,893
Macy’s Inc.	159,023	5,522,869
Nordstrom Inc.	56,878	3,401,873
Ollie’s Bargain Outlet Holdings Inc.(a)	26,746	2,570,291
Sears Holdings Corp.(a)(b)	73,028	70,677
Target Corp.	283,520	25,009,299
Tuesday Morning Corp.(a)(b)	23,750	76,000

		71,174,258
Oil, Gas & Consumable Fuels — 5.0%
Abraxas Petroleum Corp.(a)(b)	168,790	393,281
Adams Resources & Energy Inc.	606	25,731
Aemetis Inc.(a)(b)	5,620	5,732
Alta Mesa Resources Inc.(a)(b)	46,716	195,273
Amyris Inc.(a)(b)	13,247	105,181
Anadarko Petroleum Corp.	279,604	18,848,106
Andeavor	77,514	11,898,399
Antero Resources Corp.(a)(b)	100,110	1,772,948
Apache Corp.	196,544	9,369,253
Approach Resources Inc.(a)(b)	58,134	129,639
Arch Coal Inc., Class A	12,764	1,141,102
Barnwell Industries Inc.(a)	747	1,330
Bonanza Creek Energy Inc.(a)	11,015	328,027
Cabot Oil & Gas Corp.	245,719	5,533,592
California Resources Corp.(a)	23,617	1,146,133
Callon Petroleum Co.(a)(b)	137,811	1,652,354
Camber Energy Inc.(a)	1,182	349
Carrizo Oil & Gas Inc.(a)	49,520	1,247,904

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development Inc./DE, Class A(a)(b)	92,625	$2,023,856
Centrus Energy Corp., Class A(a)	4,176	11,233
Cheniere Energy Inc.(a)	106,349	7,390,192
Chesapeake Energy Corp.(a)	444,296	1,994,889
Chevron Corp.	1,010,594	123,575,434
Cimarex Energy Co.	47,532	4,417,624
Clean Energy Fuels Corp.(a)(b)	62,274	161,912
Cloud Peak Energy Inc.(a)	34,291	78,869
CNX Resources Corp.(a)	116,070	1,660,962
Comstock Resources Inc.(a)	12,674	106,208
Concho Resources Inc.(a)	104,172	15,912,273
ConocoPhillips	612,126	47,378,552
CONSOL Energy Inc.(a)	14,508	592,071
Contango Oil & Gas Co.(a)(b)	43,899	271,296
Continental Resources Inc./OK(a)(b)	43,430	2,965,400
CVR Energy Inc.	14,247	573,014
Delek U.S. Holdings Inc.	41,450	1,758,724
Denbury Resources Inc.(a)	255,098	1,581,608
Devon Energy Corp.	273,487	10,923,071
Diamondback Energy Inc.	54,695	7,394,217
Dorian LPG Ltd.(a)	1,941	15,470
Earthstone Energy Inc., Class A(a)(b)	18,331	171,945
Eclipse Resources Corp.(a)(b)	161,837	192,586
Energen Corp.(a)	48,061	4,141,416
Energy XXI Gulf Coast Inc.(a)	32,912	275,144
EOG Resources Inc.	306,728	39,129,291
EP Energy Corp., Class A(a)(b)	94,574	221,303
EQT Corp.	134,728	5,959,019
Evolution Petroleum Corp.	72,364	799,622
Extraction Oil & Gas Inc.(a)(b)	51,057	576,434
Exxon Mobil Corp.	2,237,397	190,223,493
Gevo Inc.(a)(b)	262	1,038
Green Plains Inc.	33,250	571,900
Gulfport Energy Corp.(a)	110,839	1,153,834
Halcon Resources Corp.(a)(b)	78,506	350,922
Hallador Energy Co.	9,471	58,910
Harvest Natural Resources Inc.(a)(d)	8,626	7,505
Hess Corp.	140,840	10,081,327
HighPoint Resources Corp.(a)	62,674	305,849
HollyFrontier Corp.	95,462	6,672,794
Houston American Energy Corp.(a)(b)	19,815	4,359
International Seaways Inc.(a)(b)	29,099	582,562
Isramco Inc.(a)	145	17,697
Jones Energy Inc., Class A(a)	3,132	18,792
Kinder Morgan Inc./DE	1,013,566	17,970,525
Kosmos Energy Ltd.(a)(b)	179,212	1,675,632
Laredo Petroleum Inc.(a)(b)	115,315	942,124
Marathon Oil Corp.	444,765	10,354,129
Marathon Petroleum Corp.	241,726	19,330,828
Matador Resources Co.(a)(b)	67,420	2,228,231
Murphy Oil Corp.	86,866	2,896,112
NACCO Industries Inc., Class A	14	459
Newfield Exploration Co.(a)(b)	95,706	2,759,204
Noble Energy Inc.	249,784	7,790,763
Northern Oil and Gas Inc.(a)	89,694	358,776
Oasis Petroleum Inc.(a)(b)	145,299	2,060,340
Occidental Petroleum Corp.	402,183	33,047,377
ONEOK Inc.	218,853	14,836,045
Overseas Shipholding Group Inc., Series A(a)	1,987	6,259

34

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Pacific Ethanol Inc.(a)(b)	29,531	$56,109
Panhandle Oil and Gas Inc., Class A	28,660	528,777
Par Pacific Holdings Inc.(a)	12,764	260,386
Parsley Energy Inc., Class A(a)	133,413	3,902,330
PBF Energy Inc., Class A	63,943	3,191,395
PDC Energy Inc.(a)	41,838	2,048,389
Peabody Energy Corp.	44,427	1,583,378
PEDEVCO Corp.(a)	1,000	2,210
Penn Virginia Corp.(a)	7,349	591,888
Phillips 66	220,400	24,843,488
Pioneer Natural Resources Co.	91,056	15,861,045
PrimeEnergy Corp.(a)	174	12,928
QEP Resources Inc.(a)	158,975	1,799,597
Range Resources Corp.	115,813	1,967,663
Renewable Energy Group Inc.(a)	28,261	813,917
Resolute Energy Corp.(a)(b)	9,003	340,403
REX American Resources Corp.(a)	5,196	392,558
Ring Energy Inc.(a)	51,985	515,171
Sanchez Energy Corp.(a)(b)	17,614	40,512
SandRidge Energy Inc.(a)	9,911	107,733
SemGroup Corp., Class A	49,405	1,089,380
SM Energy Co.	65,832	2,075,683
Southwestern Energy Co.(a)(b)	258,621	1,321,553
SRC Energy Inc.(a)(b)	153,437	1,364,055
Talos Energy Inc.(a)	8,714	285,993
Targa Resources Corp.	120,298	6,773,980
Tellurian Inc.(a)(b)	51,358	460,681
Torchlight Energy Resources Inc.(a)(b)	114,895	110,299
TransAtlantic Petroleum Ltd.(a)(b)	95,139	147,465
U.S. Energy Corp. Wyoming(a)	658	671
Ultra Petroleum Corp.(a)	105,839	118,540
Uranium Energy Corp.(a)(b)	212,355	365,251
VAALCO Energy Inc.(a)(b)	128,854	351,771
Valero Energy Corp.	230,226	26,188,208
Vertex Energy Inc.(a)(b)	9,297	15,898
W&T Offshore Inc.(a)	49,951	481,528
Westwater Resources Inc.(a)	577	128
Whiting Petroleum Corp.(a)	50,455	2,676,133
Williams Companies Inc. (The)	632,588	17,200,068
World Fuel Services Corp.	48,321	1,337,525
WPX Energy Inc.(a)	214,486	4,315,458
Yuma Energy Inc.(a)(b)	729	292
Zion Oil & Gas Inc.(a)(b)	61,688	78,961

		787,975,153
Paper & Forest Products — 0.1%
Boise Cascade Co.	19,357	712,337
Clearwater Paper Corp.(a)	9,461	280,992
Domtar Corp.	34,044	1,776,075
KapStone Paper and Packaging Corp.	47,159	1,599,162
Louisiana-Pacific Corp.	72,863	1,930,141
Mercer International Inc.	23,209	389,911
Neenah Inc.	9,296	802,245
PH Glatfelter Co.	23,249	444,288
Resolute Forest Products Inc.(a)(b)	62,147	804,804
Schweitzer-Mauduit International Inc.	15,026	575,646
Verso Corp., Class A(a)(b)	17,970	605,050

		9,920,651
Personal Products — 0.2%
Avon Products Inc.(a)	226,223	497,691

Security	Shares	Value
Personal Products (continued)
CCA Industries Inc.(a)	4,544	$13,178
Coty Inc., Class A	258,197	3,242,954
Cyanotech Corp.(a)	812	2,720
DS Healthcare Group Inc.(a)(d)	2,605	—
Edgewell Personal Care Co.(a)	29,555	1,366,328
elf Beauty Inc.(a)(b)	14,117	179,709
Estee Lauder Companies Inc. (The), Class A	119,574	17,376,494
Herbalife Nutrition Ltd.(a)	69,140	3,771,587
Inter Parfums Inc.	9,393	605,379
Lifevantage Corp.(a)	8,719	95,822
Mannatech Inc.	256	5,158
Medifast Inc.	4,810	1,065,655
MYOS RENS Technology Inc.(a)(b)	307	371
Natural Alternatives International Inc.(a)(b)	880	8,624
Natural Health Trends Corp.(b)	4,514	105,086
Nature’s Sunshine Products Inc.(a)	4,752	41,580
Nu Skin Enterprises Inc., Class A	28,933	2,384,658
Reliv International Inc.(a)	258	1,282
Revlon Inc., Class A(a)(b)	5,045	112,503
United-Guardian Inc.	9,164	147,999
USANA Health Sciences Inc.(a)(b)	9,061	1,092,304
Veru Inc.(a)(b)	10,385	14,747

		32,131,829
Pharmaceuticals — 4.1%
AcelRx Pharmaceuticals Inc.(a)	15,101	58,139
Acer Therapeutics Inc.(a)(b)	368	11,349
Aclaris Therapeutics Inc.(a)(b)	9,856	143,109
Adamis Pharmaceuticals Corp.(a)	5,538	19,383
Aerie Pharmaceuticals Inc.(a)	21,746	1,338,466
Agile Therapeutics Inc.(a)	23,760	8,708
Akorn Inc.(a)	52,134	676,699
Alimera Sciences Inc.(a)(b)	95,630	93,717
Allergan PLC	170,959	32,564,270
Amneal Pharmaceuticals Inc.(a)(b)	39,243	870,802
Amphastar Pharmaceuticals Inc.(a)	24,066	463,030
Ampio Pharmaceuticals Inc.(a)(b)	139,423	70,827
ANI Pharmaceuticals Inc.(a)	4,968	280,891
Apricus Biosciences Inc.(a)	1,280	397
Aradigm Corp.(a)	5,023	5,726
Aratana Therapeutics Inc.(a)	23,743	138,659
Assembly Biosciences Inc.(a)	12,694	471,455
Assertio Therapeutics Inc.(a)(b)	33,962	199,697
Axsome Therapeutics Inc.(a)(b)	9,194	31,719
BioDelivery Sciences International Inc.(a)	62,407	174,740
Bio-Path Holdings Inc.(a)(b)	4,453	2,627
BioPharmX Corp.(a)	4,991	948
Bristol-Myers Squibb Co.	879,046	54,571,176
Catalent Inc.(a)	67,498	3,074,534
Cerecor Inc.(a)	4,281	19,992
Chiasma Inc.(a)	4,187	15,073
Collegium Pharmaceutical Inc.(a)(b)	18,467	272,204
ContraVir Pharmaceuticals Inc.(a)(b)	4,707	2,641
Corcept Therapeutics Inc.(a)(b)	56,570	793,111
Corium International Inc.(a)(b)	5,690	54,112
CorMedix Inc.(a)(b)	19,203	18,602
Cumberland Pharmaceuticals Inc.(a)(b)	5,602	31,987
Cymabay Therapeutics Inc.(a)(b)	27,268	302,129
Dermira Inc.(a)(b)	14,618	159,336
Durect Corp.(a)	56,885	62,574
Eli Lilly & Co.	514,495	55,210,459

35

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Endo International PLC(a)(b)	100,148	$1,685,491
Endocyte Inc.(a)	49,484	878,836
Evofem Biosciences Inc.(a)(b)	574	2,325
Evoke Pharma Inc.(a)(b)	38,796	115,612
EyeGate Pharmaceuticals Inc.(a)(b)	635	197
EyePoint Pharmaceuticals Inc.(a)	15,056	53,750
Flex Pharma Inc.(a)(b)	15,255	7,091
Horizon Pharma PLC(a)	90,954	1,780,879
Imprimis Pharmaceuticals Inc.(a)(b)	34,319	95,407
Innoviva Inc.(a)	43,414	661,629
Intersect ENT Inc.(a)(b)	13,743	395,111
Intra-Cellular Therapies Inc.(a)	19,979	433,544
Jaguar Health Inc.(a)(b)	6,345	5,485
Jazz Pharmaceuticals PLC(a)	34,782	5,847,898
Johnson & Johnson	1,434,509	198,206,109
KemPharm Inc.(a)	4,019	19,291
Lannett Co. Inc.(a)(b)	19,110	90,773
Lipocine Inc.(a)	43,138	59,530
Mallinckrodt PLC(a)(b)	49,573	1,452,985
Marinus Pharmaceuticals Inc.(a)	61,797	617,970
Medicines Co. (The)(a)(b)	42,881	1,282,571
Melinta Therapeutics Inc.(a)(b)	7,850	31,008
Merck & Co. Inc.	1,421,821	100,863,982
Mylan NV(a)	275,035	10,066,281
MyoKardia Inc.(a)(b)	19,661	1,281,897
Nektar Therapeutics(a)	86,117	5,249,692
Neos Therapeutics Inc.(a)	37,345	181,123
NovaBay Pharmaceuticals Inc.(a)	657	1,248
Novus Therapeutics Inc.(a)(b)	317	1,480
Ocular Therapeutix Inc.(a)(b)	23,317	160,421
Omeros Corp.(a)(b)	29,027	708,549
Onconova Therapeutics Inc.(a)	31	228
Otonomy Inc.(a)	10,245	28,174
Pacira Pharmaceuticals Inc./DE(a)	18,425	905,589
Pain Therapeutics Inc.(a)(b)	3,519	3,554
Paratek Pharmaceuticals Inc.(a)(b)	9,262	89,841
Pernix Therapeutics Holdings Inc.(a)(b)	33,751	32,516
Perrigo Co. PLC	72,128	5,106,662
Pfizer Inc.	3,107,889	136,964,668
Phibro Animal Health Corp., Class A	13,962	598,970
PLx Pharma Inc.(a)(b)	348	1,409
Prestige Consumer Healthcare Inc.(a)(b)	28,589	1,083,237
ProPhase Labs Inc.	123	369
Pulmatrix Inc.(a)	155	57
Reata Pharmaceuticals Inc., Class A(a)	9,835	804,110
Revance Therapeutics Inc.(a)(b)	19,875	493,894
Ritter Pharmaceuticals Inc.(a)(b)	9,647	17,943
SCYNEXIS Inc.(a)(b)	48,397	58,076
Sonoma Pharmaceuticals Inc.(a)	3,897	5,690
Supernus Pharmaceuticals Inc.(a)(b)	28,227	1,421,230
Teligent Inc.(a)(b)	34,477	136,184
Tetraphase Pharmaceuticals Inc.(a)	57,254	158,021
TherapeuticsMD Inc.(a)(b)	80,676	529,235
Theravance Biopharma Inc.(a)(b)	23,810	777,873
Titan Pharmaceuticals Inc.(a)(b)	9,544	1,977
VIVUS Inc.(a)(b)	7,715	34,023
WaVe Life Sciences Ltd.(a)(b)	5,262	263,100
Zoetis Inc.	260,630	23,863,283
Zogenix Inc.(a)(b)	22,779	1,129,838

Security	Shares	Value
Pharmaceuticals (continued)
Zynerba Pharmaceuticals Inc.(a)(b)	5,737	$46,814

		659,008,018
Professional Services — 0.5%
Acacia Research Corp.(a)(b)	8,453	27,050
ASGN Inc.(a)	24,328	1,920,209
Barrett Business Services Inc.	4,501	300,577
CBIZ Inc.(a)	24,637	583,897
CoStar Group Inc.(a)	20,114	8,464,776
CRA International Inc.	4,747	238,394
DLH Holdings Corp.(a)	819	4,717
Dun & Bradstreet Corp. (The)	23,165	3,301,244
Equifax Inc.	63,280	8,262,470
Exponent Inc.	28,046	1,503,266
Forrester Research Inc.	4,892	224,543
Franklin Covey Co.(a)	8,787	207,812
FTI Consulting Inc.(a)	20,062	1,468,338
GEE Group Inc.(a)(b)	802	2,005
GP Strategies Corp.(a)	9,347	157,497
Heidrick & Struggles International Inc.	9,418	318,799
Hudson Global Inc.(a)	15,060	23,945
Huron Consulting Group Inc.(a)	10,267	507,190
ICF International Inc.	9,651	728,168
IHS Markit Ltd.(a)	190,799	10,295,514
InnerWorkings Inc.(a)(b)	19,393	153,592
Insperity Inc.	18,226	2,149,757
Kelly Services Inc., Class A, NVS	14,634	351,655
Kforce Inc.	13,767	517,639
Korn/Ferry International	29,107	1,433,229
Lightbridge Corp.(a)	3,991	3,676
ManpowerGroup Inc.	37,863	3,254,703
Marathon Patent Group Inc.(a)(b)	1,210	883
Mastech Digital Inc.(a)	1,268	12,135
Mistras Group Inc.(a)	9,009	195,225
Navigant Consulting Inc.	24,097	555,677
Nielsen Holdings PLC	181,651	5,024,467
RCM Technologies Inc.	5,108	21,811
Reis Inc.	4,790	110,170
Resources Connection Inc.	19,132	317,591
Robert Half International Inc.	67,334	4,738,967
Spherix Inc.(a)	238	238
TransUnion	98,648	7,258,520
TriNet Group Inc.(a)	23,294	1,311,918
TrueBlue Inc.(a)(b)	20,060	522,563
Verisk Analytics Inc.(a)	81,436	9,817,110
Volt Information Sciences Inc.(a)(b)	4,963	19,107
WageWorks Inc.(a)	24,391	1,042,715
Willdan Group Inc.(a)(b)	4,507	153,058

		77,506,817
Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	5,365	172,914
American Realty Investors Inc.(a)(b)	779	13,181
CBRE Group Inc., Class A(a)	158,324	6,982,088
CKX Lands Inc.	229	2,313
Consolidated-Tomoka Land Co.(b)	4,069	253,417
Forestar Group Inc.(a)	1,009	21,391
FRP Holdings Inc.(a)	4,091	254,051
Griffin Industrial Realty Inc.	642	25,038
HFF Inc., Class A	18,878	801,938
Howard Hughes Corp. (The)(a)(b)	19,101	2,372,726

36

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Real Estate Management & Development (continued)
Income Opportunity Realty Investors Inc.(a)(b)	108	$1,273
InterGroup Corp. (The)(a)(b)	126	4,410
Jones Lang LaSalle Inc.	22,823	3,293,815
JW Mays Inc.(a)(b)	106	3,996
Kennedy-Wilson Holdings Inc.	70,911	1,524,587
Marcus & Millichap Inc.(a)	5,621	195,105
Maui Land & Pineapple Co. Inc.(a)(b)	4,483	57,382
Newmark Group Inc., Class A	62,851	703,303
Rafael Holdings Inc., Class B(a)	15	126
RE/MAX Holdings Inc., Class A	9,354	414,850
Realogy Holdings Corp.(b)	72,631	1,499,104
RMR Group Inc. (The), Class A	4,207	390,410
St. Joe Co. (The)(a)(b)	30,623	514,466
Stratus Properties Inc.(a)	4,073	124,634
Tejon Ranch Co.(a)(b)	8,406	182,494
Transcontinental Realty Investors Inc.(a)	269	8,578

		19,817,590
Road & Rail — 1.0%
AMERCO	4,169	1,486,874
ArcBest Corp.	13,635	661,979
Avis Budget Group Inc.(a)(b)	41,176	1,323,397
Covenant Transportation Group Inc., Class A(a)(b)	5,434	157,912
CSX Corp.	438,355	32,460,188
Genesee & Wyoming Inc., Class A(a)	33,216	3,022,324
Heartland Express Inc.	19,028	375,422
Hertz Global Holdings Inc.(a)	48,647	794,406
JB Hunt Transport Services Inc.	47,251	5,620,034
Kansas City Southern	56,555	6,406,550
Knight-Swift Transportation Holdings Inc.	63,703	2,196,479
Landstar System Inc.(b)	20,162	2,459,764
Marten Transport Ltd.	20,106	423,231
Norfolk Southern Corp.	152,886	27,595,923
Old Dominion Freight Line Inc.	34,343	5,538,152
PAM Transportation Services Inc.(a)	673	43,806
Patriot Transportation Holding Inc.(a)(b)	681	13,014
Roadrunner Transportation Systems Inc.(a)	15,021	12,558
Ryder System Inc.	28,404	2,075,480
Saia Inc.(a)	13,707	1,047,900
Schneider National Inc., Class B	23,911	597,297
Union Pacific Corp.	391,362	63,725,475
Universal Logistics Holdings Inc.	4,599	169,243
USA Truck Inc.(a)(b)	4,670	94,474
Werner Enterprises Inc.	23,863	843,557
YRC Worldwide Inc.(a)(b)	18,293	164,271

		159,309,710
Semiconductors & Semiconductor Equipment — 3.6%
Adesto Technologies Corp.(a)	4,077	24,258
Advanced Energy Industries Inc.(a)	23,481	1,212,794
Advanced Micro Devices Inc.(a)(b)	437,330	13,509,124
Aehr Test Systems(a)(b)	8,707	19,330
Alpha & Omega Semiconductor Ltd.(a)	27	314
Amkor Technology Inc.(a)	91,347	675,054
Amtech Systems Inc.(a)	4,945	26,406
Analog Devices Inc.	195,404	18,067,054
Applied Materials Inc.	526,662	20,355,486
Axcelis Technologies Inc.(a)	14,492	284,768
AXT Inc.(a)(b)	18,969	135,628
Broadcom Inc.	230,541	56,881,381
Brooks Automation Inc.	37,745	1,322,207

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Cabot Microelectronics Corp.	19,491	$2,010,887
CEVA Inc.(a)	9,843	282,986
Cirrus Logic Inc.(a)	33,025	1,274,765
Cohu Inc.	13,714	344,221
Cree Inc.(a)(b)	52,729	1,996,847
CVD Equipment Corp.(a)(b)	4,053	24,926
CyberOptics Corp.(a)	4,484	90,577
Cypress Semiconductor Corp.	186,455	2,701,733
Diodes Inc.(a)	19,379	645,127
DSP Group Inc.(a)(b)	26	309
Entegris Inc.	72,661	2,103,536
First Solar Inc.(a)	41,823	2,025,070
FormFactor Inc.(a)	38,022	522,803
GSI Technology Inc.(a)(b)	9,707	66,978
Ichor Holdings Ltd.(a)(b)	10,969	223,987
Inphi Corp.(a)(b)	19,215	729,786
Integrated Device Technology Inc.(a)(b)	71,218	3,347,958
Intel Corp.	2,451,022	115,908,830
Intermolecular Inc.(a)(b)	14,281	16,709
inTEST Corp.(a)	4,582	35,511
KLA-Tencor Corp.	82,277	8,368,394
Kopin Corp.(a)(b)	32,864	79,531
Kulicke & Soffa Industries Inc.	37,510	894,238
Lam Research Corp.	86,701	13,152,542
Lattice Semiconductor Corp.(a)	61,614	492,912
MACOM Technology Solutions Holdings Inc.(a)(b)	22,127	455,816
Marvell Technology Group Ltd.	311,231	6,006,758
Maxim Integrated Products Inc.	148,131	8,353,107
MaxLinear Inc.(a)	28,562	567,813
Microchip Technology Inc.	123,263	9,726,683
Micron Technology Inc.(a)	624,083	28,227,274
MKS Instruments Inc.	31,738	2,543,801
Monolithic Power Systems Inc.	24,098	3,025,022
MoSys Inc.(a)(b)	3,968	2,738
Nanometrics Inc.(a)	13,573	509,259
NeoPhotonics Corp.(a)	14,410	119,603
NVE Corp.	3,912	414,203
NVIDIA Corp.	324,391	91,160,359
ON Semiconductor Corp.(a)(b)	217,757	4,013,262
PDF Solutions Inc.(a)(b)	14,175	128,000
Photronics Inc.(a)	33,751	332,447
Pixelworks Inc.(a)(b)	14,169	63,902
Power Integrations Inc.(b)	20,505	1,295,916
Qorvo Inc.(a)	66,779	5,134,637
QUALCOMM Inc.	752,146	54,177,076
QuickLogic Corp.(a)(b)	33,316	33,316
Rambus Inc.(a)	57,464	626,932
Rubicon Technology Inc.(a)	842	7,561
Rudolph Technologies Inc.(a)	15,083	368,779
Semtech Corp.(a)	33,474	1,861,154
Silicon Laboratories Inc.(a)	19,545	1,794,231
Skyworks Solutions Inc.	96,546	8,757,688
SolarEdge Technologies Inc.(a)(b)	18,724	704,959
SunPower Corp.(a)(b)	13,920	101,616
Synaptics Inc.(a)(b)	19,193	875,585
Teradyne Inc.	105,382	3,897,026
Texas Instruments Inc.	518,448	55,624,286
Trio-Tech International(a)	311	1,421
Ultra Clean Holdings Inc.(a)(b)	18,400	230,920
Universal Display Corp.(b)	23,251	2,741,293

37

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Veeco Instruments Inc.(a)	24,017	$246,174
Versum Materials Inc.	56,981	2,051,886
Xcerra Corp.(a)	23,846	340,282
Xilinx Inc.	133,582	10,709,269
Xperi Corp.	28,303	420,300

		577,507,321
Software — 6.2%
2U Inc.(a)(b)	35,838	2,694,659
8x8 Inc.(a)	47,096	1,000,790
A10 Networks Inc.(a)	19,472	118,390
ACI Worldwide Inc.(a)(b)	61,563	1,732,383
Adobe Systems Inc.(a)	263,145	71,035,993
Agilysys Inc.(a)	8,939	145,706
Alarm.com Holdings Inc.(a)(b)	13,313	764,166
Alteryx Inc., Class A(a)(b)	14,021	802,141
Amber Road Inc.(a)(b)	5,535	53,247
American Software Inc./GA, Class A	14,199	172,234
ANSYS Inc.(a)	44,053	8,223,814
Appfolio Inc., Class A(a)	4,936	386,982
Appian Corp.(a)(b)	10,658	352,780
Apptio Inc., Class A(a)	28,454	1,051,660
Aspen Technology Inc.(a)	43,002	4,898,358
Asure Software Inc.(a)(b)	4,356	54,101
Autodesk Inc.(a)	118,859	18,555,078
Avaya Holdings Corp.(a)(b)	54,896	1,215,397
Aware Inc./MA(a)	9,607	34,585
Benefitfocus Inc.(a)(b)	12,290	497,130
Blackbaud Inc.(b)	24,176	2,453,380
Blackline Inc.(a)	17,500	988,225
Bottomline Technologies de Inc.(a)	19,267	1,400,904
Box Inc., Class A(a)(b)	83,165	1,988,475
BroadVision Inc.(a)	885	1,637
BSQUARE Corp.(a)(b)	5,100	11,730
CA Inc.	167,238	7,383,558
Cadence Design Systems Inc.(a)	154,412	6,997,952
CDK Global Inc.	70,884	4,434,503
ChannelAdvisor Corp.(a)	13,521	168,336
Citrix Systems Inc.(a)	68,559	7,621,018
Cloudera Inc.(a)	47,269	834,298
CommVault Systems Inc.(a)	24,082	1,685,740
Cornerstone OnDemand Inc.(a)(b)	28,705	1,629,009
Coupa Software Inc.(a)(b)	14,458	1,143,628
Datawatch Corp.(a)(b)	4,907	57,167
Dell Technologies Inc., Class V(a)	106,322	10,325,993
Determine Inc.(a)	4,605	3,270
Digimarc Corp.(a)	4,762	149,765
Digital Turbine Inc.(a)(b)	28,096	34,839
DocuSign Inc.(a)(b)	11,288	593,410
Domo Inc., Class B(a)(b)	4,777	102,467
Dropbox Inc., Class A(a)	24,788	665,062
Ebix Inc.(b)	14,149	1,119,893
eGain Corp.(a)	9,571	77,525
Ellie Mae Inc.(a)(b)	19,543	1,852,090
Envestnet Inc.(a)	32,883	2,004,219
Everbridge Inc.(a)(b)	13,020	750,473
Evolving Systems Inc.(a)	4,890	11,491
Fair Isaac Corp.(a)	15,058	3,441,506
Finjan Holdings Inc.(a)(b)	4,133	17,813
FireEye Inc.(a)(b)	90,616	1,540,472
Five9 Inc.(a)(b)	27,810	1,215,019

Security	Shares	Value
Software (continued)
Fortinet Inc.(a)	76,249	$7,035,495
Fusion Connect Inc.(a)(b)	3,136	8,059
GlobalSCAPE Inc.	8,817	35,356
GSE Systems Inc.(a)	5,491	19,768
Guidewire Software Inc.(a)(b)	49,032	4,952,722
Hortonworks Inc.(a)(b)	27,780	633,662
HubSpot Inc.(a)(b)	18,019	2,719,968
Imperva Inc.(a)	28,949	1,344,681
Instructure Inc.(a)(b)	14,529	514,327
Intelligent Systems Corp.(a)(b)	3,942	41,667
Intuit Inc.	138,149	31,415,083
Inuvo Inc.(a)(b)	10,509	6,516
iPass Inc.(a)(b)	2,894	5,904
Issuer Direct Corp.	318	4,865
j2 Global Inc.	28,269	2,342,087
LivePerson Inc.(a)	24,295	630,455
LogMeIn Inc.	28,124	2,505,848
Majesco(a)	4,064	30,683
Mam Software Group Inc.(a)(b)	5,033	38,754
Manhattan Associates Inc.(a)	38,055	2,077,803
Marin Software Inc.(a)(b)	1,625	5,200
Microsoft Corp.	4,090,488	467,829,113
MicroStrategy Inc., Class A(a)	4,847	681,585
MINDBODY Inc., Class A(a)(b)	27,677	1,125,070
Mitek Systems Inc.(a)(b)	14,610	103,000
MobileIron Inc.(a)	19,889	105,412
Model N Inc.(a)	10,276	162,875
Monotype Imaging Holdings Inc.	19,967	403,333
Net Element Inc.(a)(b)	51	275
NetSol Technologies Inc.(a)	4,878	32,195
New Relic Inc.(a)	24,817	2,338,506
Nuance Communications Inc.(a)	130,599	2,261,975
Nutanix Inc., Class A(a)(b)	36,972	1,579,444
NXT-ID Inc.(a)(b)	250	327
OneSpan Inc.(a)(b)	14,599	278,111
Oracle Corp.	1,514,444	78,084,733
Park City Group Inc.(a)(b)	8,690	87,769
Paycom Software Inc.(a)(b)	25,341	3,938,245
Paylocity Holding Corp.(a)	14,750	1,184,720
Pegasystems Inc.	18,960	1,186,896
Progress Software Corp.	24,713	872,122
Proofpoint Inc.(a)	27,669	2,942,045
PROS Holdings Inc.(a)(b)	13,679	479,039
PTC Inc.(a)(b)	58,149	6,174,842
Q2 Holdings Inc.(a)	27,232	1,648,898
QAD Inc., Class A	4,793	271,523
QAD Inc., Class B	244	10,126
Qualys Inc.(a)(b)	15,596	1,389,604
Qumu Corp.(a)(b)	5,422	14,639
Rapid7 Inc.(a)	22,324	824,202
RealNetworks Inc.(a)(b)	13,788	40,537
RealPage Inc.(a)(b)	36,279	2,390,786
Red Hat Inc.(a)	95,138	12,965,407
RingCentral Inc., Class A(a)	33,885	3,152,999
RMG Networks Holding Corp.(a)	1,604	2,069
Rubicon Project Inc. (The)(a)	10,273	36,983
SailPoint Technologies Holding Inc.(a)(b)	40,702	1,384,682
salesforce.com Inc.(a)	404,133	64,269,271
Seachange International Inc.(a)(b)	18,516	33,144
SecureWorks Corp., Class A(a)(b)	4,926	72,166

38

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
ServiceNow Inc.(a)(b)	95,259	$18,635,518
SharpSpring Inc.(a)(b)	4,099	57,468
SITO Mobile Ltd.(a)(b)	9,423	16,773
Smith Micro Software Inc.(a)	5,511	13,888
Sonic Foundry Inc.(a)(b)	760	1,216
Splunk Inc.(a)	76,380	9,235,106
SPS Commerce Inc.(a)	9,302	923,130
SS&C Technologies Holdings Inc.	109,669	6,232,489
Support.com Inc.(a)(b)	5,669	16,440
Symantec Corp.	326,615	6,950,367
Synacor Inc.(a)(b)	14,182	22,691
Synopsys Inc.(a)	77,485	7,640,796
Tableau Software Inc., Class A(a)(b)	39,554	4,419,764
Telaria Inc.(a)	18,301	69,361
Telenav Inc.(a)	14,517	73,311
TiVo Corp.	61,433	764,841
Trade Desk Inc. (The), Class A(a)	18,904	2,852,803
Tyler Technologies Inc.(a)	18,308	4,486,558
Ultimate Software Group Inc. (The)(a)	16,534	5,327,089
Upland Software Inc.(a)(b)	6,244	201,744
Varonis Systems Inc.(a)	13,206	967,339
Verint Systems Inc.(a)	33,068	1,656,707
VirnetX Holding Corp.(a)(b)	24,269	112,851
VMware Inc., Class A(a)	38,383	5,990,051
Workday Inc., Class A(a)(b)	83,726	12,222,321
Workiva Inc.(a)	9,778	386,231
Yext Inc.(a)(b)	35,349	837,771
Zendesk Inc.(a)	52,854	3,752,634
Zix Corp.(a)	28,725	159,424

		987,248,714
Specialty Retail — 2.3%
Aaron’s Inc.	33,433	1,820,761
Abercrombie & Fitch Co., Class A	43,432	917,284
Advance Auto Parts Inc.	38,561	6,490,973
American Eagle Outfitters Inc.	96,337	2,392,048
America’s Car-Mart Inc./TX(a)(b)	4,711	368,400
Appliance Recycling Centers of America Inc.(a)(b)	869	808
Asbury Automotive Group Inc.(a)	10,394	714,587
Ascena Retail Group Inc.(a)(b)	141,018	644,452
AutoNation Inc.(a)(b)	32,387	1,345,680
AutoZone Inc.(a)	13,905	10,786,108
Barnes & Noble Education Inc.(a)	19,456	112,067
Barnes & Noble Inc.	68,465	397,097
Bed Bath & Beyond Inc.	63,202	948,030
Best Buy Co. Inc.	130,282	10,339,180
Big 5 Sporting Goods Corp.	7,855	40,061
Boot Barn Holdings Inc.(a)	8,718	247,678
Buckle Inc. (The)	29,576	681,727
Build-A-Bear Workshop Inc.(a)(b)	19,101	172,864
Burlington Stores Inc.(a)	37,117	6,047,102
Caleres Inc.	24,906	893,129
Camping World Holdings Inc., Class A(b)	14,720	313,830
CarMax Inc.(a)(b)	97,270	7,263,151
Carvana Co.(a)(b)	19,430	1,148,119
Cato Corp. (The), Class A	19,424	408,292
Chico’s FAS Inc.	101,867	883,187
Children’s Place Inc. (The)	9,878	1,262,408
Christopher & Banks Corp.(a)(b)	19,117	14,531
Citi Trends Inc.	8,890	255,765
Conn’s Inc.(a)	14,150	500,202

Security	Shares	Value
Specialty Retail (continued)
Container Store Group Inc. (The)(a)(b)	9,484	$105,272
Cool Holdings Inc.(a)(b)	310	3,494
Destination Maternity Corp.(a)(b)	8,772	40,878
Destination XL Group Inc.(a)(b)	23,753	59,383
Dick’s Sporting Goods Inc.	42,477	1,507,084
DSW Inc., Class A	47,964	1,625,020
Express Inc.(a)	55,652	615,511
Five Below Inc.(a)	33,995	4,421,390
Floor & Decor Holdings Inc., Class A(a)	24,662	744,053
Foot Locker Inc.	63,451	3,234,732
Francesca’s Holdings Corp.(a)	22,932	85,078
GameStop Corp., Class A	75,501	1,152,900
Gap Inc. (The)	116,012	3,346,946
Genesco Inc.(a)(b)	18,138	854,300
GNC Holdings Inc., Class A(a)	72,920	301,889
Group 1 Automotive Inc.	10,177	660,487
Guess? Inc.	33,309	752,783
Haverty Furniture Companies Inc.	9,801	216,602
Hibbett Sports Inc.(a)	14,242	267,750
Home Depot Inc. (The)	602,458	124,799,175
Kirkland’s Inc.(a)(b)	8,904	89,841
L Brands Inc.	125,720	3,809,316
Lithia Motors Inc., Class A	14,297	1,167,493
Lowe’s Companies Inc.	434,338	49,870,689
Lumber Liquidators Holdings Inc.(a)(b)	14,287	221,306
MarineMax Inc.(a)	13,757	292,336
Michaels Companies Inc. (The)(a)	46,247	750,589
Monro Inc.(b)	18,309	1,274,306
Murphy USA Inc.(a)(b)	18,634	1,592,462
National Vision Holdings Inc.(a)(b)	17,748	801,145
New York & Co. Inc.(a)	18,505	71,429
O’Reilly Automotive Inc.(a)	44,469	15,444,973
Office Depot Inc.	282,268	906,080
Party City Holdco Inc.(a)(b)	28,715	389,088
Penske Automotive Group Inc.	19,799	938,275
Pier 1 Imports Inc.	101,748	152,622
Rent-A-Center Inc./TX(a)	28,090	403,934
RH(a)(b)	12,575	1,647,451
Ross Stores Inc.	198,172	19,638,845
Sally Beauty Holdings Inc.(a)(b)	81,707	1,502,592
Sears Hometown and Outlet Stores Inc.(a)(b)	5,427	15,467
Shoe Carnival Inc.	4,503	173,366
Signet Jewelers Ltd.	31,993	2,109,298
Sleep Number Corp.(a)(b)	24,250	891,915
Sonic Automotive Inc., Class A	14,580	282,123
Sportsman’s Warehouse Holdings Inc.(a)(b)	14,785	86,492
Stage Stores Inc.	15,194	29,932
Stein Mart Inc.(a)(b)	44	103
Tailored Brands Inc.	33,233	837,139
Tandy Leather Factory Inc.(a)(b)	4,171	30,657
Tiffany & Co.	56,068	7,231,090
Tile Shop Holdings Inc.	28,100	200,915
Tilly’s Inc., Class A	8,475	160,601
TJX Companies Inc. (The)	331,227	37,104,049
Tractor Supply Co.	62,834	5,710,354
Trans World Entertainment Corp.(a)	5,437	5,165
Ulta Salon Cosmetics & Fragrance Inc.(a)	30,297	8,547,390
Urban Outfitters Inc.(a)	43,201	1,766,921
Vitamin Shoppe Inc.(a)(b)	13,830	138,300
Williams-Sonoma Inc.	37,023	2,433,152

39

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Winmark Corp.(b)	359	$59,594
Zumiez Inc.(a)	4,894	128,957

		371,112,000
Technology Hardware, Storage & Peripherals — 3.9%
3D Systems Corp.(a)	53,500	1,011,150
Apple Inc.	2,441,088	551,051,205
AstroNova Inc.	4,014	86,702
Avid Technology Inc.(a)	15,055	89,276
CPI Card Group Inc.(a)	1,492	5,058
Cray Inc.(a)	19,872	427,248
Diebold Nixdorf Inc.	37,704	169,668
Eastman Kodak Co.(a)(b)	19,336	59,941
Electronics For Imaging Inc.(a)	24,085	820,817
Hewlett Packard Enterprise Co.	838,123	13,669,786
HP Inc.	872,993	22,497,030
Immersion Corp.(a)(b)	14,484	153,096
Intevac Inc.(a)(b)	10,308	53,602
NCR Corp.(a)(b)	63,177	1,794,858
NetApp Inc.	145,168	12,468,479
Pure Storage Inc., Class A(a)(b)	63,844	1,656,752
Quantum Corp.(a)	17,752	42,605
Seagate Technology PLC	147,962	7,006,001
TransAct Technologies Inc.	4,652	66,989
USA Technologies Inc.(a)(b)	18,935	136,332
Western Digital Corp.	156,859	9,182,526
Xerox Corp.	121,501	3,278,097

		625,727,218
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	25,862	2,549,993
Charles & Colvard Ltd.(a)	14,227	12,419
Cherokee Inc.(a)	4,700	3,478
Columbia Sportswear Co.	14,480	1,347,654
Crocs Inc.(a)	38,226	813,832
Crown Crafts Inc.	4,819	27,468
Culp Inc.	13	315
Deckers Outdoor Corp.(a)(b)	15,224	1,805,262
Delta Apparel Inc.(a)(b)	4,196	74,647
Differential Brands Group Inc.(a)	239	970
Forward Industries Inc.(a)(b)	5,430	8,308
Fossil Group Inc.(a)	30,806	717,164
G-III Apparel Group Ltd.(a)	19,801	954,210
Hanesbrands Inc.	182,169	3,357,375
Iconix Brand Group Inc.(a)	27,903	8,655
Lakeland Industries Inc.(a)	4,165	55,394
Lululemon Athletica Inc.(a)	52,847	8,587,109
Michael Kors Holdings Ltd.(a)	80,117	5,492,821
Movado Group Inc.	9,302	389,754
Naked Brand Group Ltd.(a)	749	2,015
NIKE Inc., Class B	689,041	58,375,553
Oxford Industries Inc.	8,934	805,847
Perry Ellis International Inc.(a)	5,411	147,883
PVH Corp.	42,691	6,164,580
Ralph Lauren Corp.	29,496	4,057,175
Rocky Brands Inc.	4,570	129,331
Sequential Brands Group Inc.(a)	14,682	24,519
Skechers U.S.A. Inc., Class A(a)	67,605	1,888,208
Steven Madden Ltd.	28,770	1,521,933
Superior Group of Companies Inc.	4,629	88,044
Tapestry Inc.	149,593	7,520,040

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class A(a)(b)	95,387	$2,024,112
Under Armour Inc., Class C, NVS(a)(b)	102,627	1,997,121
Unifi Inc.(a)	8,805	249,446
Vera Bradley Inc.(a)(b)	9,878	150,738
VF Corp.	177,112	16,551,116
Vince Holding Corp.(a)	896	13,216
Wolverine World Wide Inc.	52,697	2,057,818

		129,975,523
Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)(b)	28,912	994,284
BankFinancial Corp.	29	462
Beneficial Bancorp. Inc.	39,010	659,269
Broadway Financial Corp./DE(a)(b)	3,997	5,636
BSB Bancorp. Inc./MA(a)	4,693	152,992
Capitol Federal Financial Inc.	63,179	804,900
Central Federal Corp.(a)(b)	1,726	26,753
Citizens Community Bancorp. Inc./WI	799	11,186
Coastway Bancorp. Inc.(a)	858	24,196
Columbia Financial Inc.(a)(b)	26,715	446,140
Dime Community Bancshares Inc.	33,222	593,013
Elmira Savings Bank	668	13,627
Entegra Financial Corp.(a)(b)	2,542	67,490
ESSA Bancorp. Inc.	4,807	78,162
Essent Group Ltd.(a)	46,973	2,078,555
Federal Agricultural Mortgage Corp., Class C, NVS	4,820	347,908
First Capital Inc.	627	24,033
First Defiance Financial Corp.	9,580	288,454
Flagstar Bancorp. Inc.(a)	9,804	308,532
FS Bancorp. Inc.(b)	626	34,881
Greene County Bancorp. Inc.	636	20,416
Guaranty Federal Bancshares Inc.	825	19,800
Hamilton Bancorp. Inc./MD(a)(b)	790	11,297
Hingham Institution for Savings	262	57,590
HMN Financial Inc.(a)	848	17,384
Home Bancorp. Inc.	4,027	175,094
Home Federal Bancorp. Inc./LA	253	8,605
HomeStreet Inc.(a)	9,864	261,396
HopFed Bancorp. Inc.	4,108	71,890
IF Bancorp. Inc.	697	16,066
Impac Mortgage Holdings Inc.(a)	4,594	34,409
Kearny Financial Corp./MD	68,317	946,190
Kentucky First Federal Bancorp.	844	6,752
Lake Shore Bancorp. Inc.	652	10,758
LendingTree Inc.(a)(b)	4,304	990,350
Magyar Bancorp. Inc.(a)	714	8,682
Malvern Bancorp. Inc.(a)	4,100	98,195
Meridian Bancorp. Inc.	24,688	419,696
Meta Financial Group Inc.	4,396	363,329
MGIC Investment Corp.(a)	192,275	2,559,180
MSB Financial Corp./MD(b)	650	13,260
New York Community Bancorp. Inc.	294,054	3,049,340
NMI Holdings Inc., Class A(a)	28,425	643,826
Northfield Bancorp. Inc.	19,947	317,556
Northwest Bancshares Inc.	52,565	910,426
OceanFirst Financial Corp.	18,383	500,385
Oconee Federal Financial Corp.	212	5,709
Ocwen Financial Corp.(a)(b)	62,076	244,579
Oritani Financial Corp.	19,215	298,793
Pathfinder Bancorp. Inc.	713	10,731
PB Bancorp Inc.	698	8,202

40

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
PHH Corp.(a)	23,503	$258,298
Poage Bankshares Inc.	661	16,756
Provident Bancorp. Inc.(a)	4,883	141,363
Provident Financial Holdings Inc.	4,179	76,476
Provident Financial Services Inc.	37,876	929,856
Prudential Bancorp. Inc.	4,630	80,145
Radian Group Inc.	110,128	2,276,346
Riverview Bancorp. Inc.	10,451	92,387
Security National Financial Corp., Class A(a)(b)	5,848	30,410
Severn Bancorp. Inc.	4,690	45,962
SI Financial Group Inc.	5,070	70,980
Southern Missouri Bancorp. Inc.	4,019	149,788
Territorial Bancorp. Inc.	8,596	254,012
TFS Financial Corp.	33,708	505,957
Timberland Bancorp. Inc./WA	4,161	129,990
TrustCo Bank Corp. NY	48,228	409,938
United Community Financial Corp./OH	24,226	234,265
United Financial Bancorp. Inc.	24,662	415,061
Walker & Dunlop Inc.	14,223	752,112
Washington Federal Inc.	47,852	1,531,264
Waterstone Financial Inc.	14,142	242,535
Western New England Bancorp Inc.	13,747	148,468
WMIH Corp.(a)	482,030	670,022
WSFS Financial Corp.	25,585	1,206,333
WVS Financial Corp.	222	3,554

		29,732,637
Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	28,571	80,285
Altria Group Inc.	987,479	59,554,858
Philip Morris International Inc.	823,196	67,123,402
Pyxus International Inc.(a)(b)	4,742	109,066
Universal Corp./VA	12,881	837,265
Vector Group Ltd.	53,747	740,634

		128,445,510
Trading Companies & Distributors — 0.4%
AeroCentury Corp.(a)	249	3,860
Air Lease Corp.	48,407	2,220,913
Aircastle Ltd.	32,867	720,116
Applied Industrial Technologies Inc.	24,362	1,906,326
Beacon Roofing Supply Inc.(a)(b)	35,075	1,269,364
BlueLinx Holdings Inc.(a)(b)	4,483	141,170
BMC Stock Holdings Inc.(a)	48,802	910,157
CAI International Inc.(a)	9,391	214,772
DXP Enterprises Inc./TX(a)	5,555	222,589
EnviroStar Inc.(b)	4,058	158,059
Fastenal Co.	155,711	9,034,352
GATX Corp.	23,096	1,999,883
General Finance Corp.(a)	5,624	89,703
GMS Inc.(a)	19,025	441,380
H&E Equipment Services Inc.	15,133	571,725
HD Supply Holdings Inc.(a)	97,459	4,170,271
Herc Holdings Inc.(a)	13,785	705,792
Houston Wire & Cable Co.(a)(b)	9,538	73,443
Huttig Building Products Inc.(a)(b)	9,300	39,246
Kaman Corp.	14,248	951,481
Lawson Products Inc./DE(a)	4,072	138,041
MRC Global Inc.(a)(b)	52,463	984,731
MSC Industrial Direct Co. Inc., Class A	24,325	2,143,276
Nexeo Solutions Inc.(a)	52,030	637,367

Security	Shares	Value
Trading Companies & Distributors (continued)
NOW Inc.(a)(b)	56,832	$940,570
Rush Enterprises Inc., Class A	14,272	561,032
Rush Enterprises Inc., Class B	4,805	191,671
SiteOne Landscape Supply Inc.(a)(b)	19,138	1,441,857
Systemax Inc.	5,023	165,458
Titan Machinery Inc.(a)	9,406	145,652
Transcat Inc.(a)(b)	4,520	103,282
Triton International Ltd.	24,109	802,106
United Rentals Inc.(a)	43,577	7,129,197
Univar Inc.(a)(b)	52,362	1,605,419
Veritiv Corp.(a)	4,635	168,714
Watsco Inc.	18,275	3,254,777
WESCO International Inc.(a)	23,255	1,429,020
Willis Lease Finance Corp.(a)	4,024	138,868
WW Grainger Inc.	24,307	8,687,565

		56,513,205
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	42,206	1,946,963

Water Utilities — 0.1%
American States Water Co.	19,073	1,166,123
American Water Works Co. Inc.	97,476	8,574,964
Aqua America Inc.	106,643	3,935,127
Artesian Resources Corp., Class A, NVS	4,582	168,526
Cadiz Inc.(a)(b)	9,493	105,847
California Water Service Group	24,403	1,046,889
Connecticut Water Service Inc.	5,279	366,204
Middlesex Water Co.	9,272	448,950
Pure Cycle Corp.(a)	9,357	108,073
SJW Group	9,345	571,447
York Water Co. (The)	5,574	169,449

		16,661,599
Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)(b)	18,455	644,079
Gogo Inc.(a)(b)	24,156	125,370
NII Holdings Inc.(a)(b)	52,584	308,142
Shenandoah Telecommunications Co.	23,811	922,676
Spok Holdings Inc.	8,474	130,500
Sprint Corp.(a)(b)	373,946	2,445,607
T-Mobile U.S. Inc.(a)	153,490	10,771,928
Telephone & Data Systems Inc.	61,969	1,885,717
U.S. Cellular Corp.(a)	5,597	250,634

		17,484,653

Total Common Stocks — 99.8%
(Cost: $12,695,664,493)		15,895,598,139

Warrants

Energy Equipment & Services — 0.0%
SAExploration Holdings Inc. (Expires 07/27/21)(a)	38	—

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(d)	2,346	422

Total Warrants — 0.0%
(Cost: $0)		422

41

Schedule of Investments (unaudited) (continued)	iShares® Core S&P Total U.S. Stock Market ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Short-Term Investments

Money Market Funds — 3.2%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.24%(c)(e)(f)	424,698,897	$424,826,307
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.97%(c)(e)	90,107,073	90,107,073

		514,933,380

Total Short-Term Investments — 3.2%
(Cost: $514,852,802)		514,933,380

Total Investments in Securities — 103.0%
(Cost: $13,210,517,295)		16,410,531,941
Other Assets, Less Liabilities — (3.0)%		(480,385,742)

Net Assets — 100.0%		$15,930,146,199

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS — Non-Voting Shares

42

Schedule of Investments (unaudited)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.0%
Boeing Co. (The)	199,346	$74,136,777
Curtiss-Wright Corp.	9,268	1,273,609
General Dynamics Corp.	52,097	10,665,298
Harris Corp.	27,767	4,698,454
Huntington Ingalls Industries Inc.	11,021	2,822,258
KLX Inc.(a)	18,525	1,163,000
Lockheed Martin Corp.	57,308	19,826,276
Northrop Grumman Corp.	44,122	14,002,999
Raytheon Co.	64,840	13,399,834
Rockwell Collins Inc.	61,190	8,595,359
Teledyne Technologies Inc.(a)	13,489	3,327,467
TransDigm Group Inc.(a)	18,065	6,725,599

		160,636,930
Air Freight & Logistics — 0.6%
Expeditors International of Washington Inc.	35,754	2,628,992
FedEx Corp.	51,661	12,439,452
United Parcel Service Inc., Class B	126,646	14,785,920

		29,854,364
Airlines — 0.2%
American Airlines Group Inc.	82,808	3,422,455
Southwest Airlines Co.	129,279	8,073,473

		11,495,928
Auto Components — 0.3%
Adient PLC	6,480	254,729
Aptiv PLC	98,560	8,269,184
BorgWarner Inc.	52,343	2,239,234
Dana Inc.	33,478	625,034
Delphi Technologies PLC	33,268	1,043,284
Gentex Corp.	63,037	1,352,774
Visteon Corp.(a)	10,930	1,015,397

		14,799,636
Automobiles — 0.0%
Thor Industries Inc.	18,726	1,567,366

Banks — 1.5%
BancorpSouth Bank	15,567	509,041
Bank of America Corp.	1,663,574	49,008,890
Bank of Hawaii Corp.	7,441	587,169
Bank OZK	45,220	1,716,551
Cathay General Bancorp.	18,626	771,861
Comerica Inc.	32,784	2,957,117
Commerce Bancshares Inc.	18,592	1,227,444
Cullen/Frost Bankers Inc.	12,431	1,298,294
East West Bancorp. Inc.	53,855	3,251,226
Hancock Holding Co.	13,671	650,056
Home BancShares Inc./AR	28,907	633,063
MB Financial Inc.	16,019	738,636
Pinnacle Financial Partners Inc.	16,170	972,626
Signature Bank/New York NY	7,642	877,607
Sterling Bancorp./DE	55,476	1,220,472
SVB Financial Group(a)	19,903	6,186,450
Synovus Financial Corp.	43,791	2,005,190
Texas Capital Bancshares Inc.(a)	18,659	1,542,166
Webster Financial Corp.	19,542	1,152,196
Wintrust Financial Corp.	11,691	993,034

		78,299,089

Security	Shares	Value
Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	1,519	$436,712
Brown-Forman Corp., Class B, NVS	42,311	2,138,821
Coca-Cola Co. (The)	642,645	29,683,772
Constellation Brands Inc., Class A	62,551	13,487,247
Monster Beverage Corp.(a)	148,843	8,674,570
PepsiCo Inc.	258,567	28,907,791

		83,328,913
Biotechnology — 3.6%
AbbVie Inc.	564,979	53,435,714
Alexion Pharmaceuticals Inc.(a)	43,470	6,042,765
Amgen Inc.	142,484	29,535,508
Biogen Inc.(a)	51,851	18,319,477
Celgene Corp.(a)	262,427	23,484,592
Exelixis Inc.(a)	111,478	1,975,390
Gilead Sciences Inc.	314,384	24,273,589
Incyte Corp.(a)	66,281	4,578,692
Regeneron Pharmaceuticals Inc.(a)	28,859	11,660,190
United Therapeutics Corp.(a)	11,313	1,446,706
Vertex Pharmaceuticals Inc.(a)	95,315	18,371,013

		193,123,636
Building Products — 0.3%
Allegion PLC	23,367	2,116,349
AO Smith Corp.	53,945	2,879,045
Fortune Brands Home & Security Inc.	53,285	2,790,003
Lennox International Inc.	13,556	2,960,630
Masco Corp.	75,264	2,754,662

		13,500,689
Capital Markets — 2.8%
Affiliated Managers Group Inc.(b)	8,977	1,227,336
Ameriprise Financial Inc.	36,620	5,407,309
BlackRock Inc.(c)	27,033	12,741,464
Cboe Global Markets Inc.	41,678	3,999,421
Charles Schwab Corp. (The)	448,636	22,050,460
CME Group Inc.	85,063	14,478,573
E*TRADE Financial Corp.(a)	97,154	5,089,898
Eaton Vance Corp., NVS	43,691	2,296,399
Evercore Inc., Class A	15,301	1,538,516
FactSet Research Systems Inc.	14,340	3,208,001
Federated Investors Inc., Class B	35,801	863,520
Interactive Brokers Group Inc., Class A	28,083	1,553,271
Intercontinental Exchange Inc.	213,847	16,015,002
Janus Henderson Group PLC	62,991	1,698,237
MarketAxess Holdings Inc.	14,096	2,515,995
Moody’s Corp.	62,460	10,443,312
MSCI Inc.	33,298	5,907,398
Nasdaq Inc.	20,714	1,777,261
Northern Trust Corp.	45,103	4,606,369
Raymond James Financial Inc.	23,267	2,141,727
S&P Global Inc.	93,833	18,334,030
SEI Investments Co.	48,900	2,987,790
T Rowe Price Group Inc.	90,977	9,932,869

		150,814,158
Chemicals — 1.1%
Air Products & Chemicals Inc.	29,373	4,906,760
Albemarle Corp.	23,873	2,382,048
CF Industries Holdings Inc.	37,709	2,052,878
Chemours Co. (The)	66,329	2,616,016
Ecolab Inc.	43,755	6,859,909
FMC Corp.	50,054	4,363,708

43

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
International Flavors & Fragrances Inc.	20,872	$2,903,713
NewMarket Corp.	1,436	582,312
Olin Corp.	36,488	937,012
PolyOne Corp.	18,846	823,947
PPG Industries Inc.	43,465	4,743,335
Praxair Inc.	55,943	8,991,718
RPM International Inc.	21,282	1,382,053
Scotts Miracle-Gro Co. (The)	7,541	593,703
Sensient Technologies Corp.	7,200	550,872
Sherwin-Williams Co. (The)	30,637	13,946,269
Valvoline Inc.	42,460	913,314

		59,549,567
Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	19,042	1,328,179
Cintas Corp.	32,033	6,336,448
Copart Inc.(a)	76,466	3,940,293
Deluxe Corp.	8,754	498,453
Healthcare Services Group Inc.	27,313	1,109,454
Herman Miller Inc.	22,878	878,515
MSA Safety Inc.	8,444	898,779
Republic Services Inc.	37,216	2,704,115
Rollins Inc.	36,724	2,228,780
Waste Management Inc.	147,159	13,297,287

		33,220,303
Communications Equipment — 1.1%
Arista Networks Inc.(a)	19,309	5,133,491
Cisco Systems Inc.	784,566	38,169,136
F5 Networks Inc.(a)	13,155	2,623,370
InterDigital Inc./PA	12,681	1,014,480
Lumentum Holdings Inc.(a)(b)	11,683	700,396
Motorola Solutions Inc.	60,549	7,879,847
Plantronics Inc.	6,734	406,060
ViaSat Inc.(a)(b)	7,386	472,334

		56,399,114
Construction & Engineering — 0.0%
Dycom Industries Inc.(a)	11,771	995,827
Granite Construction Inc.	9,087	415,276
Valmont Industries Inc.	3,446	477,271

		1,888,374
Construction Materials — 0.1%
Eagle Materials Inc.	17,853	1,521,790
Martin Marietta Materials Inc.	10,103	1,838,241
Vulcan Materials Co.	25,392	2,823,590

		6,183,621
Consumer Finance — 0.3%
American Express Co.	158,004	16,825,846
SLM Corp.(a)	109,637	1,222,453

		18,048,299
Containers & Packaging — 0.2%
AptarGroup Inc.	11,504	1,239,441
Avery Dennison Corp.	32,474	3,518,558
Packaging Corp. of America	22,863	2,507,842
Sealed Air Corp.	22,597	907,270
Silgan Holdings Inc.	11,546	320,979

		8,494,090
Distributors — 0.1%
LKQ Corp.(a)	69,265	2,193,622

Security	Shares	Value
Distributors (continued)
Pool Corp.	15,059	$2,513,046

		4,706,668
Diversified Consumer Services — 0.1%
H&R Block Inc.	48,206	1,241,305
Service Corp. International/U.S.	67,482	2,982,704
Sotheby’s(a)	13,812	679,412
Weight Watchers International Inc.(a)	9,445	679,946

		5,583,367
Electric Utilities — 0.4%
ALLETE Inc.	9,954	746,649
FirstEnergy Corp.	74,530	2,770,280
IDACORP Inc.	9,871	979,499
NextEra Energy Inc.	89,666	15,028,022
PNM Resources Inc.	17,346	684,300

		20,208,750
Electrical Equipment — 0.4%
AMETEK Inc.	86,454	6,840,240
Emerson Electric Co.	95,913	7,345,018
Hubbell Inc.	11,233	1,500,392
Rockwell Automation Inc.	31,795	5,962,198

		21,647,848
Electronic Equipment, Instruments & Components — 1.0%
Amphenol Corp., Class A	111,822	10,513,504
Belden Inc.(b)	6,748	481,875
Cognex Corp.(b)	64,133	3,579,904
Coherent Inc.(a)(b)	8,996	1,549,021
Corning Inc.	303,056	10,697,877
FLIR Systems Inc.	34,854	2,142,475
IPG Photonics Corp.(a)	13,478	2,103,512
Jabil Inc.	57,366	1,553,471
Keysight Technologies Inc.(a)	34,531	2,288,715
Littelfuse Inc.	9,264	1,833,253
National Instruments Corp.	42,035	2,031,552
TE Connectivity Ltd.	93,737	8,242,294
Trimble Inc.(a)	93,618	4,068,638
Vishay Intertechnology Inc.	23,697	482,234
Zebra Technologies Corp., Class A(a)	20,111	3,556,228

		55,124,553
Energy Equipment & Services — 0.0%
Apergy Corp.(a)(b)	16,065	699,791
Core Laboratories NV(b)	6,872	795,984

		1,495,775
Entertainment — 2.5%
Activision Blizzard Inc.	284,457	23,663,978
Electronic Arts Inc.(a)	113,658	13,694,652
Live Nation Entertainment Inc.(a)(b)	51,618	2,811,633
Netflix Inc.(a)	162,471	60,785,275
Take-Two Interactive Software Inc.(a)	27,733	3,826,877
Walt Disney Co. (The)	260,800	30,497,952
World Wrestling Entertainment Inc., Class A	16,222	1,569,154

		136,849,521
Equity Real Estate Investment Trusts (REITs) — 2.7%
Alexandria Real Estate Equities Inc.	21,362	2,687,126
American Tower Corp.	164,477	23,898,508
Apartment Investment & Management Co., Class A	26,178	1,155,235
AvalonBay Communities Inc.	22,732	4,117,902
Boston Properties Inc.	25,545	3,144,334
Camden Property Trust	18,491	1,730,203

44

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	13,728	$1,525,730
Corporate Office Properties Trust	15,450	460,873
Cousins Properties Inc.	80,987	719,974
Crown Castle International Corp.	105,047	11,694,882
CyrusOne Inc.	15,532	984,729
Digital Realty Trust Inc.	46,213	5,198,038
Douglas Emmett Inc.	37,573	1,417,254
Equinix Inc.	29,620	12,822,202
Essex Property Trust Inc.	12,765	3,149,253
Extra Space Storage Inc.(b)	47,130	4,083,343
Federal Realty Investment Trust	12,978	1,641,328
First Industrial Realty Trust Inc.	46,779	1,468,861
GEO Group Inc. (The)	24,638	619,892
Healthcare Realty Trust Inc.	23,883	698,817
Highwoods Properties Inc.	17,319	818,496
Iron Mountain Inc.	48,400	1,670,768
Kilroy Realty Corp.	22,236	1,594,099
Lamar Advertising Co., Class A	31,830	2,476,374
Liberty Property Trust	27,410	1,158,072
Life Storage Inc.	9,312	886,130
Medical Properties Trust Inc.	76,414	1,139,333
National Retail Properties Inc.	24,263	1,087,468
PotlatchDeltic Corp.	15,420	631,449
Prologis Inc.	234,705	15,910,652
Public Storage	31,421	6,335,416
Rayonier Inc.	29,115	984,378
SBA Communications Corp.(a)	43,039	6,913,355
Simon Property Group Inc.	56,548	9,994,859
Tanger Factory Outlet Centers Inc.(b)	14,201	324,919
Taubman Centers Inc.	10,068	602,368
UDR Inc.	66,002	2,668,461
Uniti Group Inc.(a)	31,937	643,531
Urban Edge Properties	23,841	526,409
Vornado Realty Trust	41,992	3,065,416
Weingarten Realty Investors	17,658	525,502

		143,175,939
Food & Staples Retailing — 0.0%
Sprouts Farmers Market Inc.(a)	47,536	1,302,962

Food Products — 0.3%
Flowers Foods Inc.	29,967	559,184
General Mills Inc.	77,506	3,326,558
Hain Celestial Group Inc. (The)(a)(b)	13,251	359,367
Hershey Co. (The)	28,092	2,865,384
Ingredion Inc.	12,230	1,283,661
Kellogg Co.	34,083	2,386,492
Lamb Weston Holdings Inc.	54,375	3,621,375
Lancaster Colony Corp.	3,738	557,747
McCormick & Co. Inc./MD, NVS	22,027	2,902,057
Sanderson Farms Inc.	5,005	517,367
Tootsie Roll Industries Inc.	3,405	99,596

		18,478,788
Gas Utilities — 0.0%
ONE Gas Inc.	8,143	670,006
Southwest Gas Holdings Inc.	8,656	684,084

		1,354,090
Health Care Equipment & Supplies — 4.8%
Abbott Laboratories	654,541	48,017,128
ABIOMED Inc.(a)	16,788	7,550,403

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Align Technology Inc.(a)	27,342	$10,696,737
Baxter International Inc.	104,092	8,024,452
Becton Dickinson and Co.	99,829	26,055,369
Boston Scientific Corp.(a)	515,971	19,864,884
Cantel Medical Corp.	13,394	1,233,052
Cooper Companies Inc. (The)	18,384	5,095,126
Edwards Lifesciences Corp.(a)	78,273	13,627,329
Globus Medical Inc., Class A(a)	27,464	1,558,857
Haemonetics Corp.(a)	12,204	1,398,334
Hill-Rom Holdings Inc.	24,661	2,327,998
Hologic Inc.(a)	101,231	4,148,446
ICU Medical Inc.(a)	6,202	1,753,616
IDEXX Laboratories Inc.(a)	32,233	8,047,291
Inogen Inc.(a)	6,529	1,593,859
Integra LifeSciences Holdings Corp.(a)	16,227	1,068,873
Intuitive Surgical Inc.(a)	42,440	24,360,560
LivaNova PLC(a)	18,169	2,252,411
Masimo Corp.(a)	17,960	2,236,738
Medtronic PLC	216,668	21,313,631
NuVasive Inc.(a)	11,638	826,065
ResMed Inc.	53,223	6,138,741
STERIS PLC	19,281	2,205,746
Stryker Corp.	115,815	20,578,009
Teleflex Inc.	17,073	4,542,955
Varian Medical Systems Inc.(a)	17,900	2,003,547
West Pharmaceutical Services Inc.	16,853	2,080,840
Zimmer Biomet Holdings Inc.	42,354	5,568,280

		256,169,277
Health Care Providers & Services — 3.3%
Aetna Inc.	60,920	12,357,622
Anthem Inc.	51,346	14,071,371
Centene Corp.(a)	76,788	11,117,367
Chemed Corp.	6,014	1,921,954
Cigna Corp.	90,778	18,904,518
Encompass Health Corp.	36,660	2,857,647
HCA Healthcare Inc.	54,530	7,586,214
HealthEquity Inc.(a)	20,263	1,913,030
Laboratory Corp. of America Holdings(a)	21,930	3,808,802
Molina Healthcare Inc.(a)	11,317	1,682,838
Tenet Healthcare Corp.(a)	12,047	342,858
UnitedHealth Group Inc.	359,101	95,535,230
WellCare Health Plans Inc.(a)	11,590	3,714,479

		175,813,930
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	34,246	488,005
Cerner Corp.(a)	123,072	7,927,068
Medidata Solutions Inc.(a)	22,226	1,629,388

		10,044,461
Hotels, Restaurants & Leisure — 2.5%
Boyd Gaming Corp.	29,905	1,012,284
Carnival Corp.	67,892	4,329,473
Chipotle Mexican Grill Inc.(a)	3,589	1,631,272
Churchill Downs Inc.	4,436	1,231,877
Cracker Barrel Old Country Store Inc.	3,564	524,371
Darden Restaurants Inc.	27,957	3,108,539
Domino’s Pizza Inc.	15,566	4,588,857
Dunkin’ Brands Group Inc.	31,464	2,319,526
Eldorado Resorts Inc.(a)	24,299	1,180,931
Hilton Worldwide Holdings Inc.	44,616	3,604,081

45

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Jack in the Box Inc.	6,478	$543,051
Marriott International Inc./MD, Class A	107,343	14,172,496
Marriott Vacations Worldwide Corp.	15,149	1,692,901
McDonald’s Corp.	289,453	48,422,592
MGM Resorts International	84,108	2,347,454
Norwegian Cruise Line Holdings Ltd.(a)	76,020	4,365,829
Papa John’s International Inc.(b)	3,793	194,505
Royal Caribbean Cruises Ltd.	42,307	5,497,372
Scientific Games Corp./DE, Class A(a)	19,581	497,357
Six Flags Entertainment Corp.	26,734	1,866,568
Starbucks Corp.	322,091	18,307,652
Texas Roadhouse Inc.	16,019	1,109,957
Wendy’s Co. (The)	34,868	597,638
Wyndham Destinations Inc.	37,027	1,605,491
Wyndham Hotels & Resorts Inc.	37,762	2,098,434
Wynn Resorts Ltd.	36,565	4,645,949
Yum! Brands Inc.	53,430	4,857,321

		136,353,778
Household Durables — 0.4%
DR Horton Inc.	128,179	5,406,590
Garmin Ltd.	22,597	1,582,920
Helen of Troy Ltd.(a)(b)	4,788	626,749
KB Home	32,780	783,770
Lennar Corp., Class A	64,381	3,005,949
Mohawk Industries Inc.(a)	15,399	2,700,215
NVR Inc.(a)	1,278	3,157,682
PulteGroup Inc.	97,720	2,420,524
Tempur Sealy International Inc.(a)	7,140	377,706
Toll Brothers Inc.	50,729	1,675,579
TRI Pointe Group Inc.(a)(b)	57,423	712,045
Tupperware Brands Corp.	8,235	275,461

		22,725,190
Household Products — 1.0%
Church & Dwight Co. Inc.	49,039	2,911,446
Clorox Co. (The)	27,317	4,108,750
Colgate-Palmolive Co.	152,447	10,206,327
Energizer Holdings Inc.	10,099	592,306
Kimberly-Clark Corp.	57,094	6,488,162
Procter & Gamble Co. (The)	343,623	28,599,742

		52,906,733
Independent Power and Renewable Electricity Producers — 0.0%
NRG Energy Inc.	60,604	2,266,590

Industrial Conglomerates — 1.6%
3M Co.	218,867	46,117,466
Carlisle Companies Inc.	10,584	1,289,131
Honeywell International Inc.	163,471	27,201,574
Roper Technologies Inc.	38,481	11,398,457

		86,006,628
Insurance — 1.0%
Allstate Corp. (The)	60,715	5,992,570
Aon PLC	53,568	8,237,687
Arthur J Gallagher & Co.	34,621	2,577,187
Brown & Brown Inc.	55,395	1,638,030
CNO Financial Group Inc.	61,507	1,305,179
First American Financial Corp.	22,221	1,146,381
Kemper Corp.	15,488	1,246,010
Marsh & McLennan Companies Inc.	107,479	8,890,663
Primerica Inc.	11,790	1,421,285

Security	Shares	Value
Insurance (continued)
Principal Financial Group Inc.	45,592	$2,671,235
Progressive Corp. (The)	217,386	15,443,101
RenaissanceRe Holdings Ltd.	7,920	1,057,954
Torchmark Corp.	16,178	1,402,471
Willis Towers Watson PLC	20,604	2,903,928

		55,933,681
Interactive Media & Services — 8.0%
Alphabet Inc., Class A(a)	111,526	134,620,804
Alphabet Inc., Class C, NVS(a)	114,877	137,102,253
Cars.com Inc.(a)(b)	13,990	386,264
Facebook Inc., Class A(a)	899,804	147,981,766
TripAdvisor Inc.(a)	14,109	720,546
Twitter Inc.(a)	269,271	7,663,453

		428,475,086
Internet & Direct Marketing Retail — 6.6%
Amazon.com Inc.(a)	152,861	306,180,583
Booking Holdings Inc.(a)	17,712	35,140,608
eBay Inc.(a)	346,392	11,437,864
Expedia Group Inc.	26,157	3,412,965

		356,172,020
IT Services — 6.9%
Accenture PLC, Class A	150,611	25,633,992
Akamai Technologies Inc.(a)	25,001	1,828,823
Alliance Data Systems Corp.	10,725	2,532,816
Automatic Data Processing Inc.	163,383	24,615,283
Broadridge Financial Solutions Inc.	43,401	5,726,762
Cognizant Technology Solutions Corp., Class A	216,487	16,701,972
CoreLogic Inc./U.S.(a)	30,702	1,516,986
DXC Technology Co.	54,703	5,115,825
Fidelity National Information Services Inc.	76,053	8,295,101
Fiserv Inc.(a)	150,830	12,425,375
FleetCor Technologies Inc.(a)	32,941	7,505,277
Gartner Inc.(a)	33,795	5,356,507
Global Payments Inc.	59,019	7,519,021
Jack Henry & Associates Inc.	28,973	4,637,998
LiveRamp Holdings Inc.	13,241	654,238
Mastercard Inc., Class A	340,381	75,772,214
MAXIMUS Inc.	24,164	1,572,110
Paychex Inc.	77,681	5,721,206
PayPal Holdings Inc.(a)	441,632	38,792,955
Perspecta Inc.	27,546	708,483
Sabre Corp.	40,426	1,054,310
Teradata Corp.(a)(b)	27,586	1,040,268
Total System Services Inc.	62,784	6,199,292
VeriSign Inc.(a)	40,127	6,425,135
Visa Inc., Class A	662,876	99,491,059
Western Union Co. (The)	64,466	1,228,722
WEX Inc.(a)	16,118	3,235,850

		371,307,580
Leisure Products — 0.1%
Brunswick Corp./DE	14,211	952,421
Hasbro Inc.	23,593	2,480,096
Mattel Inc.(b)	34,998	549,469
Polaris Industries Inc.	21,948	2,215,651

		6,197,637
Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	119,160	8,405,546
Bio-Rad Laboratories Inc., Class A(a)	7,437	2,327,707
Bio-Techne Corp.	14,131	2,884,279

46

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(a)	17,797	$2,394,408
Illumina Inc.(a)	54,844	20,131,039
IQVIA Holdings Inc.(a)	35,308	4,580,860
Mettler-Toledo International Inc.(a)	9,434	5,745,117
PerkinElmer Inc.	25,574	2,487,583
PRA Health Sciences Inc.(a)(b)	21,664	2,387,156
Thermo Fisher Scientific Inc.	108,205	26,410,676
Waters Corp.(a)	28,836	5,613,793

		83,368,164
Machinery — 1.7%
Caterpillar Inc.	115,307	17,583,164
Crane Co.	8,489	834,893
Deere & Co.	66,150	9,944,329
Donaldson Co. Inc.	29,445	1,715,466
Dover Corp.	30,952	2,740,180
Fortive Corp.(b)	75,653	6,369,983
Graco Inc.	62,370	2,890,226
IDEX Corp.	28,495	4,293,057
Illinois Tool Works Inc.	115,047	16,235,433
Ingersoll-Rand PLC	38,619	3,950,724
ITT Inc.	17,031	1,043,319
Kennametal Inc.	13,446	585,708
Lincoln Electric Holdings Inc.	13,166	1,230,231
Nordson Corp.	19,576	2,719,106
Oshkosh Corp.	13,286	946,495
Parker-Hannifin Corp.	27,749	5,103,874
Stanley Black & Decker Inc.	37,673	5,516,834
Terex Corp.	10,834	432,385
Timken Co. (The)	13,803	688,079
Toro Co. (The)	39,028	2,340,509
Wabtec Corp./DE	13,311	1,396,058
Woodward Inc.	10,861	878,220
Xylem Inc./NY	46,418	3,707,406

		93,145,679
Media — 1.1%
AMC Networks Inc., Class A(a)(b)	10,746	712,890
Cable One Inc.	1,122	991,410
CBS Corp., Class B, NVS	56,664	3,255,347
Charter Communications Inc., Class A(a)	66,612	21,707,518
Comcast Corp., Class A	853,004	30,204,872
John Wiley & Sons Inc., Class A	6,455	391,173
Meredith Corp.	8,426	430,147
New York Times Co. (The), Class A	52,774	1,221,718

		58,915,075
Metals & Mining — 0.0%
Royal Gold Inc.	24,251	1,868,782

Multi-Utilities — 0.2%
Dominion Energy Inc.	92,942	6,531,964
Vectren Corp.	19,823	1,417,146
WEC Energy Group Inc.	49,899	3,331,257

		11,280,367
Multiline Retail — 0.3%
Dollar General Corp.	47,673	5,210,659
Dollar Tree Inc.(a)	88,685	7,232,262
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	19,233	1,848,291

		14,291,212
Oil, Gas & Consumable Fuels — 0.3%
Cabot Oil & Gas Corp.	76,569	1,724,334

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cimarex Energy Co.	11,612	$1,079,219
EOG Resources Inc.	75,840	9,674,909
Hess Corp.	29,198	2,089,993
Matador Resources Co.(a)(b)	16,052	530,518

		15,098,973
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	54,161	1,434,725

Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	83,479	12,131,168
Nu Skin Enterprises Inc., Class A	9,183	756,863

		12,888,031
Pharmaceuticals — 4.0%
Akorn Inc.(a)	34,709	450,523
Bristol-Myers Squibb Co.	383,580	23,812,646
Catalent Inc.(a)	54,187	2,468,218
Eli Lilly & Co.	217,544	23,344,647
Johnson & Johnson	540,510	74,682,267
Merck & Co. Inc.	367,142	26,045,053
Nektar Therapeutics(a)	64,512	3,932,651
Perrigo Co. PLC	17,171	1,215,707
Pfizer Inc.	1,006,098	44,338,739
Prestige Consumer Healthcare Inc.(a)	13,309	504,278
Zoetis Inc.	179,770	16,459,741

		217,254,470
Professional Services — 0.2%
Dun & Bradstreet Corp. (The)	7,176	1,022,652
Equifax Inc.	26,505	3,460,758
Robert Half International Inc.	26,802	1,886,325
Verisk Analytics Inc.(a)	39,430	4,753,286

		11,123,021
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	118,210	5,213,061
Jones Lang LaSalle Inc.	10,596	1,529,215
Realogy Holdings Corp.	10,396	214,573

		6,956,849
Road & Rail — 1.2%
CSX Corp.	304,403	22,541,042
JB Hunt Transport Services Inc.	18,817	2,238,094
Kansas City Southern	17,977	2,036,435
Knight-Swift Transportation Holdings Inc.	24,206	834,623
Landstar System Inc.	10,700	1,305,400
Norfolk Southern Corp.	46,917	8,468,519
Old Dominion Freight Line Inc.	24,544	3,957,965
Union Pacific Corp.	143,472	23,361,546
Werner Enterprises Inc.	8,638	305,353

		65,048,977
Semiconductors & Semiconductor Equipment — 5.6%
Advanced Micro Devices Inc.(a)(b)	109,115	3,370,562
Analog Devices Inc.	138,478	12,803,676
Applied Materials Inc.	366,406	14,161,592
Broadcom Inc.	161,061	39,738,581
Cirrus Logic Inc.(a)(b)	22,352	862,787
Cree Inc.(a)	17,314	655,681
Cypress Semiconductor Corp.	84,999	1,231,636
First Solar Inc.(a)	13,838	670,036
Integrated Device Technology Inc.(a)	48,671	2,288,024
Intel Corp.	980,615	46,373,283
KLA-Tencor Corp.	58,409	5,940,779

47

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Lam Research Corp.	58,959	$8,944,080
Microchip Technology Inc.	88,124	6,953,865
Micron Technology Inc.(a)	432,710	19,571,473
MKS Instruments Inc.	20,289	1,626,163
Monolithic Power Systems Inc.	14,401	1,807,758
NVIDIA Corp.	226,846	63,748,263
Qorvo Inc.(a)	47,060	3,618,443
QUALCOMM Inc.	183,424	13,212,031
Silicon Laboratories Inc.(a)	16,114	1,479,265
Skyworks Solutions Inc.	66,965	6,074,395
Teradyne Inc.	69,553	2,572,070
Texas Instruments Inc.	362,729	38,917,195
Versum Materials Inc.	39,980	1,439,680
Xilinx Inc.	57,590	4,616,990

		302,678,308
Software — 10.0%
ACI Worldwide Inc.(a)	22,406	630,505
Adobe Systems Inc.(a)	182,695	49,318,515
ANSYS Inc.(a)	31,536	5,887,140
Autodesk Inc.(a)	49,747	7,766,004
Blackbaud Inc.	18,088	1,835,570
Cadence Design Systems Inc.(a)	105,368	4,775,278
CDK Global Inc.	48,422	3,029,280
Citrix Systems Inc.(a)	27,143	3,017,216
CommVault Systems Inc.(a)	7,333	513,310
Fair Isaac Corp.(a)	10,934	2,498,966
Fortinet Inc.(a)	53,710	4,955,822
Intuit Inc.	96,511	21,946,601
j2 Global Inc.	17,506	1,450,372
LogMeIn Inc.	19,390	1,727,649
Manhattan Associates Inc.(a)	14,716	803,494
Microsoft Corp.	2,861,033	327,216,344
Oracle Corp.	537,856	27,731,855
PTC Inc.(a)	23,412	2,486,120
Red Hat Inc.(a)	66,356	9,042,996
salesforce.com Inc.(a)	282,327	44,898,463
Symantec Corp.	103,979	2,212,673
Synopsys Inc.(a)	55,660	5,488,633
Tyler Technologies Inc.(a)	14,456	3,542,587
Ultimate Software Group Inc. (The)(a)	11,671	3,760,280

		536,535,673
Specialty Retail — 2.9%
American Eagle Outfitters Inc.	36,118	896,810
AutoZone Inc.(a)	4,248	3,295,174
CarMax Inc.(a)	32,898	2,456,494
Five Below Inc.(a)	20,952	2,725,017
Home Depot Inc. (The)	426,881	88,428,399
Lowe’s Companies Inc.	205,759	23,625,248
O’Reilly Automotive Inc.(a)	16,276	5,652,980
Ross Stores Inc.	92,970	9,213,327
Tiffany & Co.	17,115	2,207,321
TJX Companies Inc. (The)	105,245	11,789,545
Tractor Supply Co.	18,595	1,689,914
Ulta Salon Cosmetics & Fragrance Inc.(a)	14,580	4,113,310

		156,093,539
Technology Hardware, Storage & Peripherals — 7.3%
Apple Inc.	1,711,956	386,456,948
NetApp Inc.	97,008	8,332,017

		394,788,965

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	12,175	$1,200,455
Deckers Outdoor Corp.(a)	5,736	680,175
Hanesbrands Inc.	57,025	1,050,971
Michael Kors Holdings Ltd.(a)	55,378	3,796,716
NIKE Inc., Class B	320,095	27,118,448
Skechers U.S.A. Inc., Class A(a)	49,563	1,384,295
Tapestry Inc.	42,423	2,132,604
VF Corp.	75,292	7,036,037

		44,399,701
Thrifts & Mortgage Finance — 0.0%
LendingTree Inc.(a)(b)	2,727	627,483
Washington Federal Inc.	13,703	438,496

		1,065,979
Tobacco — 0.9%
Altria Group Inc.	393,884	23,755,144
Philip Morris International Inc.	289,995	23,646,192

		47,401,336
Trading Companies & Distributors — 0.2%
Fastenal Co.	60,462	3,508,005
MSC Industrial Direct Co. Inc., Class A	7,443	655,803
United Rentals Inc.(a)	31,002	5,071,927
Watsco Inc.	5,603	997,895

		10,233,630
Water Utilities — 0.1%
American Water Works Co. Inc.	37,135	3,266,766
Aqua America Inc.	39,981	1,475,299

		4,742,065

Total Common Stocks — 99.9%
(Cost: $4,403,381,505)		5,382,118,450

Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Institutional,
SL Agency Shares, 2.24%(c)(d)(e)	22,887,995	22,894,861
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.97%(c)(d)	21,765,750	21,765,750

		44,660,611

Total Short-Term Investments — 0.8%
(Cost: $44,655,390)		44,660,611

Total Investments in Securities — 100.7%
(Cost: $4,448,036,895)		5,426,779,061
Other Assets, Less Liabilities — (0.7)%		(37,670,508)

Net Assets — 100.0%		$5,389,108,553

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS — Non-Voting Shares

48

Schedule of Investments (unaudited)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.2%
Arconic Inc.	167,120	$3,678,312
Curtiss-Wright Corp.	7,220	992,172
Esterline Technologies Corp.(a)	10,152	923,324
General Dynamics Corp.	53,863	11,026,833
Harris Corp.	16,816	2,845,435
Huntington Ingalls Industries Inc.	5,297	1,356,456
L3 Technologies Inc.	30,363	6,455,781
Lockheed Martin Corp.	36,415	12,598,134
Northrop Grumman Corp.	21,606	6,857,096
Raytheon Co.	43,031	8,892,787
Textron Inc.(b)	95,941	6,856,903
United Technologies Corp.	290,903	40,671,149

		103,154,382
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	53,422	5,231,082
Expeditors International of Washington Inc.	30,174	2,218,694
FedEx Corp.	40,465	9,743,568
United Parcel Service Inc., Class B	136,780	15,969,065

		33,162,409
Airlines — 0.7%
Alaska Air Group Inc.	47,930	3,300,460
American Airlines Group Inc.	72,922	3,013,866
Delta Air Lines Inc.	243,336	14,072,121
JetBlue Airways Corp.(a)	121,930	2,360,565
Southwest Airlines Co.	66,183	4,133,128
United Continental Holdings Inc.(a)	88,511	7,882,790

		34,762,930
Auto Components — 0.1%
Adient PLC	27,013	1,061,881
BorgWarner Inc.	26,794	1,146,247
Dana Inc.	20,198	377,097
Gentex Corp.	38,624	828,871
Goodyear Tire & Rubber Co. (The)	92,026	2,152,488

		5,566,584
Automobiles — 0.7%
Ford Motor Co.	1,514,239	14,006,711
General Motors Co.	507,519	17,088,165
Harley-Davidson Inc.	64,197	2,908,124

		34,003,000
Banks — 11.4%
Associated Banc-Corp.	65,795	1,710,670
BancorpSouth Bank	18,848	616,330
Bank of America Corp.	1,868,326	55,040,884
Bank of Hawaii Corp.	8,421	664,501
BB&T Corp.	299,550	14,540,157
Cathay General Bancorp.	11,138	461,559
Chemical Financial Corp.	27,805	1,484,787
Citigroup Inc.	973,402	69,831,860
Citizens Financial Group Inc.	183,916	7,093,640
Comerica Inc.	32,593	2,939,889
Commerce Bancshares Inc.	17,722	1,170,006
Cullen/Frost Bankers Inc.	11,926	1,245,551
F.N.B. Corp.	126,744	1,612,184
Fifth Third Bancorp.	257,503	7,189,484
First Horizon National Corp.	126,562	2,184,460
Fulton Financial Corp.	68,880	1,146,852
Hancock Holding Co.	18,437	876,679

Security	Shares	Value
Banks (continued)
Home BancShares Inc./AR	33,080	$724,452
Huntington Bancshares Inc./OH	427,909	6,384,402
International Bancshares Corp.	21,326	959,670
JPMorgan Chase & Co.	1,299,961	146,687,599
KeyCorp.	406,919	8,093,619
M&T Bank Corp.	55,618	9,151,386
MB Financial Inc.	15,941	735,040
PacWest Bancorp.	47,114	2,244,982
People’s United Financial Inc.	134,142	2,296,511
Pinnacle Financial Partners Inc.	11,412	686,432
PNC Financial Services Group Inc. (The)(c)	179,589	24,458,225
Prosperity Bancshares Inc.	25,801	1,789,299
Regions Financial Corp.	426,274	7,822,128
Signature Bank/New York NY	13,847	1,590,189
Sterling Bancorp./DE	30,311	666,842
SunTrust Banks Inc.	178,206	11,902,379
TCF Financial Corp.	65,636	1,562,793
Trustmark Corp.	26,529	892,701
U.S. Bancorp.	592,293	31,278,993
UMB Financial Corp.	17,642	1,250,818
Umpqua Holdings Corp.	86,053	1,789,902
United Bankshares Inc./WV	39,705	1,443,277
Valley National Bancorp.	128,811	1,449,124
Webster Financial Corp.	14,925	879,978
Wells Fargo & Co.	1,676,554	88,119,678
Wintrust Financial Corp.	9,793	831,817
Zions BanCorp.	75,124	3,767,469

		529,269,198
Beverages — 1.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	1,804	518,650
Brown-Forman Corp., Class B, NVS	21,660	1,094,913
Coca-Cola Co. (The)	814,271	37,611,177
Molson Coors Brewing Co., Class B	72,031	4,429,907
PepsiCo Inc.	278,993	31,191,417

		74,846,064
Biotechnology — 1.1%
Alexion Pharmaceuticals Inc.(a)	41,317	5,743,476
Amgen Inc.	102,646	21,277,489
Biogen Inc.(a)	24,149	8,532,083
Gilead Sciences Inc.	175,493	13,549,815
United Therapeutics Corp.(a)	5,125	655,385

		49,758,248
Building Products — 0.3%
Allegion PLC	12,832	1,162,194
Johnson Controls International PLC	357,492	12,512,220
Masco Corp.	40,943	1,498,514

		15,172,928
Capital Markets — 2.7%
Affiliated Managers Group Inc.	11,483	1,569,956
Ameriprise Financial Inc.	17,102	2,525,281
Bank of New York Mellon Corp. (The)	355,829	18,143,721
BlackRock Inc.(c)	19,488	9,185,279
CME Group Inc.	43,431	7,392,390
Franklin Resources Inc.	118,879	3,615,110
Goldman Sachs Group Inc. (The)	135,811	30,454,259
Invesco Ltd.	158,235	3,620,417
Legg Mason Inc.	32,697	1,021,127
Morgan Stanley	512,900	23,885,753
Nasdaq Inc.	22,959	1,969,882

49

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Northern Trust Corp.	39,930	$4,078,051
Raymond James Financial Inc.	26,213	2,412,907
State Street Corp.	146,754	12,295,050
Stifel Financial Corp.	27,611	1,415,340

		123,584,523
Chemicals — 2.7%
Air Products & Chemicals Inc.	54,280	9,067,474
Albemarle Corp.	17,146	1,710,828
Ashland Global Holdings Inc.	24,315	2,039,056
Cabot Corp.	23,519	1,475,112
CF Industries Holdings Inc.	51,164	2,785,368
DowDuPont Inc.	892,475	57,395,067
Eastman Chemical Co.	54,465	5,213,390
Ecolab Inc.	53,088	8,323,137
International Flavors & Fragrances Inc.	13,834	1,924,586
LyondellBasell Industries NV, Class A	123,482	12,658,140
Minerals Technologies Inc.	13,729	928,080
Mosaic Co. (The)	136,419	4,430,889
NewMarket Corp.	1,881	762,764
Olin Corp.	26,897	690,715
PolyOne Corp.	11,425	499,501
PPG Industries Inc.	48,524	5,295,424
Praxair Inc.	53,263	8,560,962
RPM International Inc.	29,303	1,902,937
Scotts Miracle-Gro Co. (The)	7,027	553,236
Sensient Technologies Corp.	8,701	665,713
Valvoline Inc.	28,898	621,596

		127,503,975
Commercial Services & Supplies — 0.2%
Clean Harbors Inc.(a)	19,748	1,413,562
Deluxe Corp.	9,480	539,791
HNI Corp.	16,435	727,085
MSA Safety Inc.	4,511	480,151
Pitney Bowes Inc.	70,389	498,354
Republic Services Inc.	45,774	3,325,939
Stericycle Inc.(a)	33,252	1,951,227

		8,936,109
Communications Equipment — 1.3%
ARRIS International PLC(a)	65,286	1,696,783
Ciena Corp.(a)	54,541	1,703,861
Cisco Systems Inc.	954,800	46,451,020
F5 Networks Inc.(a)	9,956	1,985,425
Juniper Networks Inc.	133,014	3,986,430
Lumentum Holdings Inc.(a)	11,783	706,391
NetScout Systems Inc.(a)	28,193	711,873
Plantronics Inc.	6,029	363,549
ViaSat Inc.(a)(b)	13,473	861,598

		58,466,930
Construction & Engineering — 0.3%
AECOM(a)	61,976	2,024,136
EMCOR Group Inc.	22,633	1,699,965
Fluor Corp.	54,606	3,172,609
Granite Construction Inc.	8,081	369,302
Jacobs Engineering Group Inc.	45,968	3,516,552
KBR Inc.	53,288	1,125,975
Quanta Services Inc.(a)	57,641	1,924,057
Valmont Industries Inc.	5,159	714,521

		14,547,117

Security	Shares	Value
Construction Materials — 0.1%
Martin Marietta Materials Inc.	13,921	$2,532,926
Vulcan Materials Co.	25,244	2,807,133

		5,340,059
Consumer Finance — 1.1%
American Express Co.	109,239	11,632,861
Capital One Financial Corp.	185,049	17,566,701
Discover Financial Services	132,535	10,132,301
Navient Corp.	91,617	1,234,997
SLM Corp.(a)	55,744	621,546
Synchrony Financial	263,572	8,191,818

		49,380,224
Containers & Packaging — 0.6%
AptarGroup Inc.	12,144	1,308,395
Ball Corp.	132,688	5,836,945
Bemis Co. Inc.	35,573	1,728,848
Greif Inc., Class A, NVS	10,027	538,049
International Paper Co.	158,095	7,770,369
Owens-Illinois Inc.(a)	62,252	1,169,715
Packaging Corp. of America	12,629	1,385,275
Sealed Air Corp.	38,413	1,542,282
Silgan Holdings Inc.	16,505	458,839
Sonoco Products Co.	38,616	2,143,188
WestRock Co.	98,676	5,273,245

		29,155,150
Distributors — 0.2%
Genuine Parts Co.	56,697	5,635,682
LKQ Corp.(a)	51,946	1,645,130

		7,280,812
Diversified Consumer Services — 0.1%
Adtalem Global Education Inc.(a)	23,110	1,113,902
Graham Holdings Co., Class B	1,679	972,645
H&R Block Inc.	29,483	759,187
Weight Watchers International Inc.(a)	5,541	398,897

		3,244,631
Diversified Financial Services — 3.5%
Berkshire Hathaway Inc., Class B(a)	754,024	161,444,079
Jefferies Financial Group Inc.	112,773	2,476,495

		163,920,574
Diversified Telecommunication Services — 4.0%
AT&T Inc.	2,808,876	94,322,056
CenturyLink Inc.	367,577	7,792,632
Verizon Communications Inc.	1,598,197	85,327,738

		187,442,426
Electric Utilities — 3.3%
ALLETE Inc.	9,417	706,369
Alliant Energy Corp.	90,893	3,869,315
American Electric Power Co. Inc.	190,664	13,514,264
Duke Energy Corp.	275,532	22,048,071
Edison International	125,988	8,526,868
Entergy Corp.	69,815	5,664,091
Evergy Inc.	104,995	5,766,325
Eversource Energy	122,899	7,550,915
Exelon Corp.	373,606	16,311,638
FirstEnergy Corp.	111,473	4,143,451
Hawaiian Electric Industries Inc.	41,656	1,482,537
IDACORP Inc.	9,391	931,869
NextEra Energy Inc.	89,381	14,980,256
OGE Energy Corp.	77,360	2,809,715

50

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities (continued)
PG&E Corp.	200,028	$9,203,288
Pinnacle West Capital Corp.	43,172	3,418,359
PNM Resources Inc.	12,635	498,451
PPL Corp.	270,409	7,912,167
Southern Co. (The)	392,259	17,102,492
Xcel Energy Inc.	196,908	9,296,027

		155,736,468
Electrical Equipment — 0.8%
Acuity Brands Inc.	15,540	2,442,888
Eaton Corp. PLC	167,598	14,535,774
Emerson Electric Co.	143,420	10,983,104
EnerSys	16,546	1,441,653
Hubbell Inc.	9,737	1,300,571
nVent Electric PLC	63,673	1,729,359
Regal Beloit Corp.	16,765	1,382,274
Rockwell Automation Inc.	14,846	2,783,922

		36,599,545
Electronic Equipment, Instruments & Components — 0.3%
Arrow Electronics Inc.(a)	34,064	2,511,198
Avnet Inc.	45,014	2,015,277
Belden Inc.	8,797	628,194
FLIR Systems Inc.	16,765	1,030,545
Keysight Technologies Inc.(a)	36,883	2,444,605
SYNNEX Corp.	11,737	994,124
TE Connectivity Ltd.	37,925	3,334,745
Tech Data Corp.(a)	14,906	1,066,822
Vishay Intertechnology Inc.	26,119	531,522

		14,557,032
Energy Equipment & Services — 1.7%
Apergy Corp.(a)(b)	13,041	568,066
Baker Hughes a GE Co.	160,351	5,424,674
Core Laboratories NV(b)	9,839	1,139,651
Diamond Offshore Drilling Inc.(a)(b)	24,627	492,540
Dril-Quip Inc.(a)(b)	14,554	760,447
Ensco PLC, Class A(b)	166,241	1,403,074
Halliburton Co.	340,338	13,793,899
Helmerich & Payne Inc.	42,207	2,902,575
McDermott International Inc.(a)(b)	70,268	1,295,039
Nabors Industries Ltd.	125,892	775,495
National Oilwell Varco Inc.	148,151	6,382,345
Oceaneering International Inc.	37,582	1,037,263
Patterson-UTI Energy Inc.	86,351	1,477,466
Rowan Companies PLC, Class A(a)	49,383	929,882
Schlumberger Ltd.	535,366	32,614,497
Superior Energy Services Inc.(a)(b)	57,906	564,004
TechnipFMC PLC	164,655	5,145,469
Transocean Ltd.(a)(b)	166,149	2,317,779

		79,024,165
Entertainment — 1.5%
Cinemark Holdings Inc.	41,139	1,653,788
Take-Two Interactive Software Inc.(a)	15,356	2,118,974
Twenty-First Century Fox Inc., Class A, NVS	407,697	18,888,602
Twenty-First Century Fox Inc., Class B	188,292	8,627,539
Viacom Inc., Class B, NVS	137,305	4,635,417
Walt Disney Co. (The)	304,884	35,653,135

		71,577,455
Equity Real Estate Investment Trusts (REITs) — 3.4%
Alexander & Baldwin Inc.	25,825	585,969
Alexandria Real Estate Equities Inc.	18,912	2,378,940

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
American Campus Communities Inc.	52,799	$2,173,207
Apartment Investment & Management Co., Class A	34,246	1,511,276
AvalonBay Communities Inc.	29,944	5,424,356
Boston Properties Inc.	33,537	4,128,069
Camden Property Trust	17,035	1,593,965
CoreCivic Inc.	46,675	1,135,603
Corporate Office Properties Trust	22,143	660,526
Cousins Properties Inc.(b)	76,243	677,800
Crown Castle International Corp.	51,223	5,702,657
CyrusOne Inc.	21,744	1,378,570
Digital Realty Trust Inc.(b)	32,080	3,608,358
Douglas Emmett Inc.	23,161	873,633
Duke Realty Corp.	138,732	3,935,827
EPR Properties	28,899	1,976,981
Equity Residential	142,254	9,425,750
Essex Property Trust Inc.	12,237	3,018,990
Federal Realty Investment Trust	15,067	1,905,524
GEO Group Inc. (The)	21,665	545,091
HCP Inc.	182,324	4,798,768
Healthcare Realty Trust Inc.	23,144	677,193
Highwoods Properties Inc.	21,521	1,017,082
Hospitality Properties Trust	64,118	1,849,163
Host Hotels & Resorts Inc.	287,690	6,070,259
Iron Mountain Inc.	60,299	2,081,521
JBG SMITH Properties	42,093	1,550,285
Kilroy Realty Corp.	15,534	1,113,632
Kimco Realty Corp.	162,726	2,724,033
LaSalle Hotel Properties	43,052	1,489,169
Liberty Property Trust	29,498	1,246,291
Life Storage Inc.(b)	8,637	821,897
Macerich Co. (The)(b)	41,140	2,274,631
Mack-Cali Realty Corp.	34,138	725,774
Medical Properties Trust Inc.(b)	63,747	950,468
Mid-America Apartment Communities Inc.	43,915	4,399,405
National Retail Properties Inc.(b)	36,143	1,619,929
Omega Healthcare Investors Inc.(b)	77,049	2,524,896
PotlatchDeltic Corp.	8,035	329,033
Public Storage	25,485	5,138,541
Rayonier Inc.	19,424	656,725
Realty Income Corp.(b)	111,938	6,368,153
Regency Centers Corp.	65,858	4,259,037
Sabra Health Care REIT Inc.	69,504	1,606,932
Senior Housing Properties Trust	93,079	1,634,467
Simon Property Group Inc.(b)	60,996	10,781,043
SL Green Realty Corp.(b)	33,662	3,283,055
Tanger Factory Outlet Centers Inc.(b)	20,806	476,041
Taubman Centers Inc.	12,999	777,730
UDR Inc.	35,760	1,445,777
Uniti Group Inc.(a)(b)	36,196	729,349
Urban Edge Properties	20,199	445,994
Ventas Inc.(b)	137,806	7,493,890
Vornado Realty Trust	23,723	1,731,779
Weingarten Realty Investors	27,558	820,126
Welltower Inc.	143,896	9,255,391
Weyerhaeuser Co.	293,065	9,457,208

		157,265,759
Food & Staples Retailing — 3.0%
Casey’s General Stores Inc.	14,233	1,837,623
Costco Wholesale Corp.	169,624	39,841,285
Kroger Co. (The)	308,147	8,970,159

51

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Sysco Corp.	184,960	$13,548,320
United Natural Foods Inc.(a)	19,488	583,666
Walgreens Boots Alliance Inc.	326,278	23,785,666
Walmart Inc.	555,077	52,127,281

		140,694,000
Food Products — 2.1%
Archer-Daniels-Midland Co.	216,500	10,883,455
Campbell Soup Co.	74,940	2,745,052
Conagra Brands Inc.	151,485	5,145,946
Flowers Foods Inc.	39,244	732,293
General Mills Inc.	149,564	6,419,287
Hain Celestial Group Inc. (The)(a)(b)	20,870	565,994
Hershey Co. (The)	24,819	2,531,538
Hormel Foods Corp.(b)	104,971	4,135,857
Ingredion Inc.	14,690	1,541,862
JM Smucker Co. (The)	44,032	4,518,124
Kellogg Co.	62,330	4,364,347
Kraft Heinz Co. (The)	240,513	13,254,671
Lancaster Colony Corp.	3,724	555,658
McCormick & Co. Inc./MD, NVS	24,094	3,174,385
Mondelez International Inc., Class A	567,252	24,369,146
Post Holdings Inc.(a)	25,983	2,547,373
Sanderson Farms Inc.	2,275	235,167
Tootsie Roll Industries Inc.(b)	3,397	99,362
TreeHouse Foods Inc.(a)	21,677	1,037,244
Tyson Foods Inc., Class A	114,407	6,810,649

		95,667,410
Gas Utilities — 0.3%
Atmos Energy Corp.	42,817	4,020,945
National Fuel Gas Co.	33,214	1,861,977
New Jersey Resources Corp.	34,184	1,575,882
ONE Gas Inc.	11,761	967,695
Southwest Gas Holdings Inc.	10,064	795,358
UGI Corp.	67,155	3,725,759

		12,947,616
Health Care Equipment & Supplies — 1.7%
Avanos Medical Inc.(a)	18,139	1,242,522
Baxter International Inc.	84,402	6,506,550
Danaher Corp.	238,182	25,880,856
DENTSPLY SIRONA Inc.	86,462	3,263,076
Haemonetics Corp.(a)	7,550	865,079
Integra LifeSciences Holdings Corp.(a)(b)	10,416	686,102
Medtronic PLC	297,750	29,289,668
NuVasive Inc.(a)	7,833	555,986
STERIS PLC	12,645	1,446,588
Varian Medical Systems Inc.(a)	16,673	1,866,209
West Pharmaceutical Services Inc.	10,986	1,356,441
Zimmer Biomet Holdings Inc.	34,756	4,569,371

		77,528,448
Health Care Providers & Services — 3.4%
Acadia Healthcare Co. Inc.(a)(b)	34,321	1,208,099
Aetna Inc.	63,258	12,831,885
AmerisourceBergen Corp.	61,730	5,692,741
Anthem Inc.	47,259	12,951,329
Cardinal Health Inc.	119,450	6,450,300
CVS Health Corp.	393,778	30,998,204
DaVita Inc.(a)	49,337	3,534,009
Envision Healthcare Corp.(a)	46,787	2,139,569
Express Scripts Holding Co.(a)	217,465	20,661,350

Security	Shares	Value
Health Care Providers & Services (continued)
HCA Healthcare Inc.	47,933	$6,668,439
Henry Schein Inc.(a)(b)	59,462	5,056,054
Humana Inc.	53,284	18,037,700
Laboratory Corp. of America Holdings(a)	16,573	2,878,399
LifePoint Health Inc.(a)(b)	14,961	963,488
McKesson Corp.	77,270	10,249,865
MEDNAX Inc.(a)	36,074	1,683,213
Molina Healthcare Inc.(a)	12,239	1,819,939
Patterson Companies Inc.	31,362	766,801
Quest Diagnostics Inc.	52,705	5,687,397
Tenet Healthcare Corp.(a)(b)	18,263	519,765
Universal Health Services Inc., Class B	33,476	4,279,572
WellCare Health Plans Inc.(a)	7,380	2,365,216

		157,443,334
Health Care Technology — 0.0%
Allscripts Healthcare Solutions Inc.(a)	33,377	475,622

Hotels, Restaurants & Leisure — 0.9%
Brinker International Inc.	15,664	731,979
Carnival Corp.	85,720	5,466,365
Cheesecake Factory Inc. (The)	16,139	864,082
Chipotle Mexican Grill Inc.(a)	5,770	2,622,581
Cracker Barrel Old Country Store Inc.(b)	5,646	830,696
Darden Restaurants Inc.	19,207	2,135,626
Hilton Worldwide Holdings Inc.	68,972	5,571,558
International Speedway Corp., Class A	9,399	411,676
Jack in the Box Inc.	3,694	309,668
MGM Resorts International	111,265	3,105,406
Papa John’s International Inc.	5,515	282,809
Royal Caribbean Cruises Ltd.	22,494	2,922,870
Starbucks Corp.	187,855	10,677,678
Texas Roadhouse Inc.	8,517	590,143
Wendy’s Co. (The)	35,916	615,600
Yum! Brands Inc.	67,350	6,122,789

		43,261,526
Household Durables — 0.3%
Garmin Ltd.	23,484	1,645,054
Helen of Troy Ltd.(a)(b)	5,499	719,819
Leggett & Platt Inc.	50,792	2,224,182
Lennar Corp., Class A	46,501	2,171,132
Mohawk Industries Inc.(a)	8,672	1,520,635
Newell Brands Inc.(b)	169,086	3,432,446
Tempur Sealy International Inc.(a)(b)	10,227	541,008
Tupperware Brands Corp.	11,193	374,406
Whirlpool Corp.	25,136	2,984,900

		15,613,582
Household Products — 1.7%
Church & Dwight Co. Inc.	44,461	2,639,650
Clorox Co. (The)	21,224	3,192,302
Colgate-Palmolive Co.	177,886	11,909,468
Energizer Holdings Inc.	12,988	761,746
Kimberly-Clark Corp.	75,255	8,551,978
Procter & Gamble Co. (The)	606,554	50,483,489

		77,538,633
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	255,158	3,572,212
NRG Energy Inc.	53,841	2,013,653

		5,585,865

52

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Industrial Conglomerates — 1.3%
Carlisle Companies Inc.	12,080	$1,471,344
General Electric Co.	3,361,634	37,952,848
Honeywell International Inc.	117,765	19,596,096

		59,020,288
Insurance — 4.1%
Aflac Inc.	296,977	13,978,707
Alleghany Corp.	5,812	3,792,504
Allstate Corp. (The)	70,889	6,996,744
American Financial Group Inc./OH	27,386	3,039,024
American International Group Inc.	343,645	18,295,660
Aon PLC	38,480	5,917,454
Arthur J Gallagher & Co.	34,603	2,575,847
Aspen Insurance Holdings Ltd.	22,776	952,037
Assurant Inc.	20,311	2,192,572
Brighthouse Financial Inc.(a)	46,160	2,042,118
Brown & Brown Inc.	31,844	941,627
Chubb Ltd.	179,186	23,946,417
Cincinnati Financial Corp.	58,208	4,470,957
Everest Re Group Ltd.	15,818	3,613,939
First American Financial Corp.	17,114	882,911
Genworth Financial Inc., Class A(a)	189,933	792,021
Hanover Insurance Group Inc. (The)	16,605	2,048,559
Hartford Financial Services Group Inc. (The)	138,633	6,926,105
Lincoln National Corp.	83,811	5,670,652
Loews Corp.	107,186	5,383,953
Marsh & McLennan Companies Inc.	83,901	6,940,291
Mercury General Corp.	10,554	529,389
MetLife Inc.	384,793	17,977,529
Old Republic International Corp.	110,510	2,473,214
Principal Financial Group Inc.	54,939	3,218,876
Prudential Financial Inc.	161,292	16,342,105
Reinsurance Group of America Inc.	24,604	3,556,754
RenaissanceRe Holdings Ltd.	7,309	976,336
Torchmark Corp.	23,258	2,016,236
Travelers Companies Inc. (The)	103,538	13,429,914
Unum Group	84,209	3,290,046
Willis Towers Watson PLC	29,200	4,115,448
WR Berkley Corp.	37,263	2,978,432

		192,304,378
Interactive Media & Services — 0.0%
Cars.com Inc.(a)(b)	11,132	307,355
TripAdvisor Inc.(a)(b)	25,061	1,279,865

		1,587,220
Internet & Direct Marketing Retail — 0.1%
Expedia Group Inc.	18,734	2,444,412

IT Services — 2.1%
Accenture PLC, Class A	91,701	15,607,510
Akamai Technologies Inc.(a)	39,634	2,899,227
Alliance Data Systems Corp.	7,122	1,681,932
Convergys Corp.	34,869	827,790
DXC Technology Co.	51,983	4,861,450
Fidelity National Information Services Inc.	48,298	5,267,863
International Business Machines Corp.	353,050	53,384,690
Leidos Holdings Inc.	58,508	4,046,413
LiveRamp Holdings Inc.	16,770	828,606
Paychex Inc.	43,571	3,209,004
Perspecta Inc.	26,123	671,884
Sabre Corp.	55,764	1,454,325

Security	Shares	Value
IT Services (continued)
Science Applications International Corp.	16,312	$1,314,747
Teradata Corp.(a)	16,473	621,197
Western Union Co. (The)	105,525	2,011,307

		98,687,945
Leisure Products — 0.1%
Brunswick Corp./DE	18,447	1,236,318
Hasbro Inc.	20,886	2,195,536
Mattel Inc.	97,643	1,532,995

		4,964,849
Life Sciences Tools & Services — 0.4%
IQVIA Holdings Inc.(a)	26,222	3,402,042
PerkinElmer Inc.	16,376	1,592,894
Syneos Health Inc.(a)	23,413	1,206,940
Thermo Fisher Scientific Inc.	43,622	10,647,258

		16,849,134
Machinery — 1.9%
AGCO Corp.	25,842	1,570,935
Caterpillar Inc.	110,342	16,826,052
Crane Co.	11,140	1,095,619
Cummins Inc.	58,108	8,487,836
Deere & Co.	55,989	8,416,826
Donaldson Co. Inc.	19,403	1,130,419
Dover Corp.	25,272	2,237,330
Flowserve Corp.	50,829	2,779,838
Fortive Corp.(b)	40,693	3,426,351
Ingersoll-Rand PLC	55,031	5,629,671
ITT Inc.	16,150	989,349
Kennametal Inc.	17,962	782,425
Lincoln Electric Holdings Inc.	11,686	1,091,940
Oshkosh Corp.	14,977	1,066,962
PACCAR Inc.	135,416	9,234,017
Parker-Hannifin Corp.	22,527	4,143,391
Pentair PLC	62,548	2,711,456
Snap-on Inc.	21,764	3,995,870
Stanley Black & Decker Inc.	20,012	2,930,557
Terex Corp.	14,633	584,003
Timken Co. (The)	13,044	650,243
Trinity Industries Inc.	56,515	2,070,710
Wabtec Corp./DE	19,689	2,064,982
Woodward Inc.	9,912	801,484
Xylem Inc./NY	21,762	1,738,131

		86,456,397
Marine — 0.0%
Kirby Corp.(a)(b)	20,927	1,721,246

Media — 1.3%
AMC Networks Inc., Class A(a)(b)	6,356	421,657
Cable One Inc.	699	617,643
CBS Corp., Class B, NVS	71,774	4,123,416
Comcast Corp., Class A	884,301	31,313,098
Discovery Inc., Class A(a)	61,062	1,953,984
Discovery Inc., Class C, NVS(a)	139,827	4,136,083
DISH Network Corp., Class A(a)	88,637	3,169,659
Interpublic Group of Companies Inc. (The)	148,727	3,401,387
John Wiley & Sons Inc., Class A	11,224	680,174
Meredith Corp.	6,717	342,903
News Corp., Class A, NVS	144,899	1,911,218
News Corp., Class B	46,314	629,870
Omnicom Group Inc.	86,579	5,889,104

53

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
TEGNA Inc.	82,098	$981,892

		59,572,088
Metals & Mining — 0.8%
Allegheny Technologies Inc.(a)	47,905	1,415,593
Carpenter Technology Corp.	17,927	1,056,797
Commercial Metals Co.	44,090	904,727
Compass Minerals International Inc.	12,924	868,493
Ferroglobe PLC(a)(d)	5,019	—
Freeport-McMoRan Inc.	560,019	7,795,464
Newmont Mining Corp.	206,744	6,243,669
Nucor Corp.	122,355	7,763,425
Reliance Steel & Aluminum Co.	27,859	2,376,094
Steel Dynamics Inc.	91,279	4,124,898
U.S. Steel Corp.(b)	68,619	2,091,507
Worthington Industries Inc.	15,624	677,456

		35,318,123
Multi-Utilities — 1.8%
Ameren Corp.	94,573	5,978,905
Black Hills Corp.	21,091	1,225,176
CenterPoint Energy Inc.	190,255	5,260,551
CMS Energy Corp.	109,286	5,355,014
Consolidated Edison Inc.	120,332	9,168,095
Dominion Energy Inc.	156,779	11,018,428
DTE Energy Co.	70,250	7,666,382
MDU Resources Group Inc.	75,237	1,932,839
NiSource Inc.	141,130	3,516,960
NorthWestern Corp.	19,371	1,136,303
Public Service Enterprise Group Inc.	195,106	10,299,646
SCANA Corp.	54,556	2,121,683
Sempra Energy	105,770	12,031,337
Vectren Corp.	11,632	831,572
WEC Energy Group Inc.	71,003	4,740,160

		82,283,051
Multiline Retail — 0.8%
Big Lots Inc.	15,132	632,366
Dillard’s Inc., Class A(b)	7,660	584,765
Dollar General Corp.	53,243	5,819,460
Kohl’s Corp.	64,382	4,799,678
Macy’s Inc.	118,384	4,111,476
Nordstrom Inc.	44,336	2,651,736
Target Corp.	203,590	17,958,674

		36,558,155
Oil, Gas & Consumable Fuels — 11.0%
Anadarko Petroleum Corp.	198,065	13,351,562
Andeavor	53,779	8,255,076
Apache Corp.	148,216	7,065,457
Cabot Oil & Gas Corp.	92,643	2,086,320
Callon Petroleum Co.(a)(b)	89,685	1,075,323
Chesapeake Energy Corp.(a)(b)	348,831	1,566,251
Chevron Corp.	741,150	90,627,822
Cimarex Energy Co.	25,137	2,336,233
CNX Resources Corp.(a)	82,818	1,185,126
Concho Resources Inc.(a)(b)	77,460	11,832,015
ConocoPhillips	449,489	34,790,449
Devon Energy Corp.	196,726	7,857,236
Energen Corp.(a)	31,882	2,747,272
EOG Resources Inc.	145,618	18,576,488
EQT Corp.	101,642	4,495,626
Exxon Mobil Corp.	1,637,602	139,228,922

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)(b)	62,723	$652,946
Hess Corp.	66,902	4,788,845
HollyFrontier Corp.	62,370	4,359,663
Kinder Morgan Inc./DE	734,079	13,015,221
Marathon Oil Corp.	330,375	7,691,130
Marathon Petroleum Corp.	174,445	13,950,367
Matador Resources Co.(a)(b)	22,670	749,243
Murphy Oil Corp.	62,666	2,089,284
Newfield Exploration Co.(a)	77,218	2,226,195
Noble Energy Inc.	186,372	5,812,943
Oasis Petroleum Inc.(a)	104,846	1,486,716
Occidental Petroleum Corp.	295,785	24,304,653
ONEOK Inc.	159,069	10,783,287
PBF Energy Inc., Class A	46,637	2,327,653
PetroCorp. Inc. Escrow(a)(d)	190	—
Phillips 66	165,206	18,622,020
Pioneer Natural Resources Co.	65,820	11,465,186
QEP Resources Inc.(a)	91,112	1,031,388
Range Resources Corp.(b)	80,534	1,368,273
SM Energy Co.	40,537	1,278,132
Southwestern Energy Co.(a)(b)	227,873	1,164,431
Valero Energy Corp.	165,313	18,804,354
Williams Companies Inc. (The)	467,774	12,718,775
World Fuel Services Corp.	25,959	718,545
WPX Energy Inc.(a)	153,466	3,087,736

		511,574,164
Paper & Forest Products — 0.0%
Domtar Corp.	24,356	1,270,652

Personal Products — 0.1%
Coty Inc., Class A	175,189	2,200,374
Edgewell Personal Care Co.(a)	21,235	981,694
Nu Skin Enterprises Inc., Class A	11,680	962,665

		4,144,733
Pharmaceuticals — 5.0%
Allergan PLC	123,417	23,508,470
Bristol-Myers Squibb Co.	233,515	14,496,611
Eli Lilly & Co.	144,187	15,472,707
Johnson & Johnson	477,328	65,952,410
Mallinckrodt PLC(a)	32,934	965,296
Merck & Co. Inc.	648,068	45,973,944
Mylan NV(a)	199,417	7,298,662
Perrigo Co. PLC	31,009	2,195,437
Pfizer Inc.	1,224,403	53,959,440
Prestige Consumer Healthcare Inc.(a)(b)	6,669	252,689

		230,075,666
Professional Services — 0.5%
Dun & Bradstreet Corp. (The)	6,714	956,812
Equifax Inc.	19,195	2,506,291
IHS Markit Ltd.(a)	137,849	7,438,332
ManpowerGroup Inc.	25,100	2,157,596
Nielsen Holdings PLC	138,488	3,830,578
Robert Half International Inc.	19,350	1,361,853
Verisk Analytics Inc.(a)	23,051	2,778,798

		21,030,260
Real Estate Management & Development — 0.0%
Jones Lang LaSalle Inc.	6,571	948,327
Realogy Holdings Corp.(b)	38,514	794,929

		1,743,256

54

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail — 0.9%
Avis Budget Group Inc.(a)	25,874	$831,590
Genesee & Wyoming Inc., Class A(a)	23,159	2,107,238
JB Hunt Transport Services Inc.	14,395	1,712,141
Kansas City Southern	20,930	2,370,951
Knight-Swift Transportation Holdings Inc.	24,965	860,793
Landstar System Inc.	4,900	597,800
Norfolk Southern Corp.	59,572	10,752,746
Ryder System Inc.	20,789	1,519,052
Union Pacific Corp.	137,293	22,355,419
Werner Enterprises Inc.	8,179	289,128

		43,396,858
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc.(a)	218,694	6,755,458
Cree Inc.(a)(b)	21,241	804,397
Cypress Semiconductor Corp.	51,488	746,061
First Solar Inc.(a)	14,968	724,750
Intel Corp.	766,901	36,266,748
QUALCOMM Inc.	353,595	25,469,448
Synaptics Inc.(a)	14,058	641,326
Xilinx Inc.	37,851	3,034,515

		74,442,703
Software — 1.0%
ACI Worldwide Inc.(a)(b)	21,940	617,391
Autodesk Inc.(a)	33,015	5,153,972
CA Inc.	120,881	5,336,896
Citrix Systems Inc.(a)	22,101	2,456,747
CommVault Systems Inc.(a)	7,321	512,470
Manhattan Associates Inc.(a)	10,173	555,446
Oracle Corp.	535,722	27,621,826
PTC Inc.(a)(b)	16,909	1,795,567
Symantec Corp.	131,885	2,806,513

		46,856,828
Specialty Retail — 1.8%
Aaron’s Inc.	26,890	1,464,429
Advance Auto Parts Inc.	28,788	4,845,884
American Eagle Outfitters Inc.	26,685	662,589
AutoNation Inc.(a)(b)	22,458	933,130
AutoZone Inc.(a)	5,801	4,499,836
Bed Bath & Beyond Inc.	54,526	817,890
Best Buy Co. Inc.	94,018	7,461,268
CarMax Inc.(a)(b)	34,253	2,557,672
Dick’s Sporting Goods Inc.	29,971	1,063,371
Foot Locker Inc.	45,590	2,324,178
Gap Inc. (The)	84,407	2,435,142
L Brands Inc.	88,788	2,690,276
Lowe’s Companies Inc.	100,380	11,525,632
Michaels Companies Inc. (The)(a)(b)	38,001	616,756
Murphy USA Inc.(a)	11,336	968,775
O’Reilly Automotive Inc.(a)	14,275	4,957,993
Ross Stores Inc.	49,393	4,894,846
Sally Beauty Holdings Inc.(a)(b)	45,760	841,526
Signet Jewelers Ltd.	20,193	1,331,324
Tiffany & Co.	24,566	3,168,277
TJX Companies Inc. (The)	133,400	14,943,468
Tractor Supply Co.	27,552	2,503,926
Ulta Salon Cosmetics & Fragrance Inc.(a)	6,732	1,899,232
Urban Outfitters Inc.(a)	29,660	1,213,094
Williams-Sonoma Inc.	31,318	2,058,219

		82,678,733

Security	Shares	Value
Technology Hardware, Storage & Peripherals — 0.9%
Hewlett Packard Enterprise Co.	569,219	$9,283,962
HP Inc.	612,060	15,772,786
NCR Corp.(a)(b)	45,862	1,302,940
Seagate Technology PLC	100,697	4,768,003
Western Digital Corp.	112,513	6,586,511
Xerox Corp.	86,285	2,327,969

		40,042,171
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	5,469	539,243
Deckers Outdoor Corp.(a)	5,963	707,093
Hanesbrands Inc.	80,476	1,483,173
NIKE Inc., Class B	163,403	13,843,502
PVH Corp.	29,790	4,301,676
Ralph Lauren Corp.	21,482	2,954,849
Tapestry Inc.	67,791	3,407,854
Under Armour Inc., Class A(a)(b)	72,349	1,535,246
Under Armour Inc., Class C, NVS(a)(b)	74,822	1,456,036
VF Corp.	47,783	4,465,321

		34,693,993
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	190,127	1,971,617
Washington Federal Inc.	19,457	622,624

		2,594,241
Tobacco — 0.9%
Altria Group Inc.	320,836	19,349,619
Philip Morris International Inc.	300,633	24,513,615

		43,863,234
Trading Companies & Distributors — 0.3%
Fastenal Co.	49,140	2,851,103
GATX Corp.	14,609	1,264,993
MSC Industrial Direct Co. Inc., Class A	9,944	876,166
NOW Inc.(a)(b)	41,085	679,957
Watsco Inc.	6,420	1,143,402
WW Grainger Inc.	17,554	6,273,975

		13,089,596
Water Utilities — 0.1%
American Water Works Co. Inc.	31,580	2,778,093
Aqua America Inc.	26,458	976,300

		3,754,393
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems Inc.	34,945	1,063,376

Total Common Stocks — 99.7%
(Cost: $4,353,666,749)		4,634,096,876

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(e)(f)	59,533,164	59,551,024

55

Schedule of Investments (unaudited) (continued)	iShares® Core S&P U.S. Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury,
SL Agency Shares, 1.97%(c)(e)	31,476,327	$31,476,327

		91,027,351

Total Short-Term Investments — 2.0%
(Cost: $91,020,005)		91,027,351

Total Investments in Securities — 101.7%
(Cost: $4,444,686,754)		4,725,124,227
Other Assets, Less Liabilities — (1.7)%		(79,560,468)

Net Assets — 100.0%		$4,645,563,759

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations — Equity

NVS — Non-Voting Shares

56

Schedule of Investments (unaudited)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.6%
Arconic Inc.	329,983	$7,262,926
Boeing Co. (The)	418,741	155,729,778
BWX Technologies Inc.	76,741	4,799,382
Curtiss-Wright Corp.	33,898	4,658,263
General Dynamics Corp.	200,128	40,970,204
Harris Corp.	91,285	15,446,335
HEICO Corp.(a)	28,901	2,676,522
HEICO Corp., Class A	59,002	4,454,651
Hexcel Corp.	66,639	4,468,145
Huntington Ingalls Industries Inc.	32,798	8,398,912
L3 Technologies Inc.	60,952	12,959,614
Lockheed Martin Corp.	191,739	66,334,024
Northrop Grumman Corp.	124,842	39,621,106
Raytheon Co.	221,846	45,846,694
Rockwell Collins Inc.	125,891	17,683,909
Spirit AeroSystems Holdings Inc., Class A	82,087	7,524,915
Teledyne Technologies Inc.(b)	27,645	6,819,469
Textron Inc.	192,788	13,778,558
TransDigm Group Inc.(b)	37,579	13,990,662
United Technologies Corp.	578,859	80,930,277

		554,354,346
Air Freight & Logistics — 0.7%
CH Robinson Worldwide Inc.	106,539	10,432,299
Expeditors International of Washington Inc.	133,991	9,852,358
FedEx Corp.	191,198	46,038,567
United Parcel Service Inc., Class B	533,784	62,319,282
XPO Logistics Inc.(b)	97,018	11,076,545

		139,719,051
Airlines — 0.5%
Alaska Air Group Inc.	92,566	6,374,095
American Airlines Group Inc.	318,963	13,182,741
Copa Holdings SA, Class A, NVS	25,403	2,028,175
Delta Air Lines Inc.	491,717	28,435,994
JetBlue Airways Corp.(b)	245,601	4,754,835
Southwest Airlines Co.	406,259	25,370,875
United Continental Holdings Inc.(b)	188,890	16,822,543

		96,969,258
Auto Components — 0.2%
Adient PLC	72,181	2,837,435
Aptiv PLC	204,148	17,128,017
BorgWarner Inc.	160,794	6,878,767
Gentex Corp.	206,466	4,430,761
Goodyear Tire & Rubber Co. (The)	184,224	4,309,000
Lear Corp.	50,412	7,309,740
Visteon Corp.(a)(b)	22,387	2,079,752

		44,973,472
Automobiles — 0.5%
Ford Motor Co.	3,006,574	27,810,810
General Motors Co.	1,010,693	34,030,033
Harley-Davidson Inc.	129,467	5,864,855
Tesla Inc.(a)(b)	104,608	27,697,060
Thor Industries Inc.	39,870	3,337,119

		98,739,877
Banks — 5.7%
Associated Banc-Corp.	130,045	3,381,170
Bank of America Corp.	7,196,943	212,021,941
Bank of Hawaii Corp.	32,284	2,547,530

Security	Shares	Value
Banks (continued)
Bank OZK(a)	95,876	$3,639,453
BankUnited Inc.	80,033	2,833,168
BB&T Corp.	601,403	29,192,102
BOK Financial Corp.	25,026	2,434,529
CIT Group Inc.	87,695	4,525,939
Citigroup Inc.	1,946,087	139,612,281
Citizens Financial Group Inc.	367,618	14,179,026
Comerica Inc.	132,240	11,928,048
Commerce Bancshares Inc.	72,012	4,754,232
Cullen/Frost Bankers Inc.	43,253	4,517,343
East West Bancorp. Inc.	112,494	6,791,263
F.N.B. Corp.	244,546	3,110,625
Fifth Third Bancorp.	518,001	14,462,588
First Citizens BancShares Inc./NC, Class A	6,110	2,763,431
First Hawaiian Inc.	82,126	2,230,542
First Horizon National Corp.	249,798	4,311,514
First Republic Bank/CA	123,356	11,842,176
Huntington Bancshares Inc./OH	845,245	12,611,055
JPMorgan Chase & Co.	2,585,360	291,732,022
KeyCorp	815,346	16,217,232
M&T Bank Corp.	111,836	18,401,495
PacWest Bancorp.	94,924	4,523,129
People’s United Financial Inc.	264,306	4,524,919
Pinnacle Financial Partners Inc.	58,477	3,517,392
PNC Financial Services Group Inc. (The)(c)	358,610	48,839,096
Popular Inc.	77,020	3,947,275
Prosperity Bancshares Inc.	50,555	3,505,989
Regions Financial Corp.	851,049	15,616,749
Signature Bank/New York NY	42,472	4,877,485
Sterling Bancorp./DE	171,883	3,781,426
SunTrust Banks Inc.	358,590	23,950,226
SVB Financial Group(b)	40,885	12,708,285
Synovus Financial Corp.	90,292	4,134,471
TCF Financial Corp.	126,038	3,000,965
Texas Capital Bancshares Inc.(b)	38,229	3,159,627
U.S. Bancorp.	1,188,395	62,759,140
Umpqua Holdings Corp.	169,050	3,516,240
Webster Financial Corp.	69,753	4,112,637
Wells Fargo & Co.	3,355,707	176,375,960
Western Alliance Bancorp.(b)	77,633	4,416,541
Wintrust Financial Corp.	43,047	3,656,412
Zions BanCorp.	148,603	7,452,440

		1,222,417,109
Beverages — 1.5%
Brown-Forman Corp., Class A	41,557	2,111,096
Brown-Forman Corp., Class B, NVS	218,019	11,020,860
Coca-Cola Co. (The)	2,956,940	136,581,059
Constellation Brands Inc., Class A	121,187	26,130,341
Keurig Dr Pepper Inc.	141,027	3,267,596
Molson Coors Brewing Co., Class B	133,766	8,226,609
Monster Beverage Corp.(b)	309,612	18,044,187
PepsiCo Inc.	1,095,063	122,428,043

		327,809,791
Biotechnology — 2.7%
AbbVie Inc.	1,171,365	110,787,702
Agios Pharmaceuticals Inc.(a)(b)	38,937	3,002,821
Alexion Pharmaceuticals Inc.(b)	165,184	22,962,228
Alkermes PLC(b)	120,664	5,120,980
Alnylam Pharmaceuticals Inc.(b)	68,321	5,979,454

1

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Amgen Inc.	500,515	$103,751,754
Biogen Inc.(b)	155,508	54,942,532
BioMarin Pharmaceutical Inc.(b)	135,336	13,123,532
Bluebird Bio Inc.(a)(b)	41,107	6,001,622
Celgene Corp.(b)	542,220	48,523,268
Exact Sciences Corp.(b)	92,307	7,284,868
Exelixis Inc.(b)	220,425	3,905,931
Gilead Sciences Inc.	1,000,462	77,245,671
Incyte Corp.(b)	136,423	9,424,101
Ionis Pharmaceuticals Inc.(a)(b)	94,512	4,874,929
Neurocrine Biosciences Inc.(a)(b)	69,626	8,560,517
Regeneron Pharmaceuticals Inc.(b)	61,691	24,925,632
Sage Therapeutics Inc.(b)	35,041	4,949,541
Sarepta Therapeutics Inc.(a)(b)	49,126	7,934,340
Seattle Genetics Inc.(a)(b)	82,744	6,381,217
TESARO Inc.(a)(b)	32,679	1,274,808
United Therapeutics Corp.(b)	32,770	4,190,628
Vertex Pharmaceuticals Inc.(b)	196,964	37,962,841

		573,110,917
Building Products — 0.3%
Allegion PLC	72,672	6,581,903
AO Smith Corp.	110,621	5,903,843
Armstrong World Industries Inc.(b)	34,872	2,427,091
Fortune Brands Home & Security Inc.	107,967	5,653,152
Johnson Controls International PLC	711,481	24,901,835
Lennox International Inc.	27,309	5,964,286
Masco Corp.	238,326	8,722,731
Owens Corning	84,492	4,585,381
USG Corp.(b)	60,741	2,630,693

		67,370,915
Capital Markets — 2.7%
Affiliated Managers Group Inc.	41,743	5,707,103
Ameriprise Financial Inc.	109,944	16,234,331
Bank of New York Mellon Corp. (The)	713,709	36,392,022
BGC Partners Inc., Class A	201,938	2,386,907
BlackRock Inc.(c)	95,145	44,844,693
Cboe Global Markets Inc.	85,907	8,243,636
Charles Schwab Corp. (The)	928,253	45,623,635
CME Group Inc.	262,437	44,669,402
E*TRADE Financial Corp.(b)	202,473	10,607,560
Eaton Vance Corp., NVS	90,009	4,730,873
Evercore Inc., Class A	30,962	3,113,229
FactSet Research Systems Inc.	29,279	6,550,005
Franklin Resources Inc.	237,703	7,228,548
Goldman Sachs Group Inc. (The)	273,541	61,338,834
Interactive Brokers Group Inc., Class A	55,301	3,058,698
Intercontinental Exchange Inc.	440,957	33,023,270
Invesco Ltd.	310,782	7,110,692
Lazard Ltd., Class A	91,753	4,416,072
Legg Mason Inc.	67,401	2,104,933
LPL Financial Holdings Inc.	69,035	4,453,448
MarketAxess Holdings Inc.	27,797	4,961,487
Moody’s Corp.	129,270	21,613,944
Morgan Stanley	950,286	44,254,819
Morningstar Inc.	14,019	1,764,992
MSCI Inc.	66,698	11,832,892
Nasdaq Inc.	88,115	7,560,267
Northern Trust Corp.	163,364	16,684,365
Raymond James Financial Inc.	101,605	9,352,740

Security	Shares	Value
Capital Markets (continued)
S&P Global Inc.	193,995	$37,904,683
SEI Investments Co.	101,998	6,232,078
State Street Corp.	288,942	24,207,561
T Rowe Price Group Inc.	181,602	19,827,306
TD Ameritrade Holding Corp.	217,401	11,485,295
Virtu Financial Inc., Class A	30,142	616,404

		570,136,724
Chemicals — 1.9%
Air Products & Chemicals Inc.	169,301	28,281,732
Albemarle Corp.	83,152	8,296,907
Ashland Global Holdings Inc.	46,937	3,936,137
Axalta Coating Systems Ltd.(a)(b)	161,658	4,713,947
Cabot Corp.	45,826	2,874,207
Celanese Corp., Series A	103,980	11,853,720
CF Industries Holdings Inc.	181,229	9,866,107
Chemours Co. (The)	137,320	5,415,901
DowDuPont Inc.	1,794,747	115,420,180
Eastman Chemical Co.	108,458	10,381,600
Ecolab Inc.	196,749	30,846,308
FMC Corp.	103,272	9,003,253
Huntsman Corp.	168,244	4,581,284
International Flavors & Fragrances Inc.	70,166	9,761,494
LyondellBasell Industries NV, Class A	247,936	25,415,919
Mosaic Co. (The)	272,215	8,841,543
NewMarket Corp.	6,150	2,493,886
Olin Corp.	132,757	3,409,200
Platform Specialty Products Corp.(b)	168,672	2,103,340
PPG Industries Inc.	187,682	20,481,737
Praxair Inc.	221,598	35,617,446
RPM International Inc.	101,792	6,610,372
Scotts Miracle-Gro Co. (The)	31,754	2,499,992
Sherwin-Williams Co. (The)	64,322	29,280,018
Valvoline Inc.	145,195	3,123,144
Westlake Chemical Corp.	28,891	2,401,131
WR Grace & Co.	50,123	3,581,790

		401,092,295
Commercial Services & Supplies — 0.4%
ADT Inc.(a)	81,643	766,628
Cintas Corp.	67,705	13,392,726
Clean Harbors Inc.(a)(b)	39,494	2,826,980
Copart Inc.(b)	156,362	8,057,334
KAR Auction Services Inc.	104,315	6,226,562
Republic Services Inc.	169,642	12,326,188
Rollins Inc.	76,289	4,629,979
Stericycle Inc.(b)	65,701	3,855,335
Waste Management Inc.	332,833	30,074,790

		82,156,522
Communications Equipment — 1.2%
Arista Networks Inc.(a)(b)	43,863	11,661,417
ARRIS International PLC(b)	135,066	3,510,365
Cisco Systems Inc.	3,639,210	177,047,567
CommScope Holding Co. Inc.(a)(b)	145,659	4,480,471
EchoStar Corp., Class A(b)	37,236	1,726,633
F5 Networks Inc.(b)	47,583	9,489,002
Juniper Networks Inc.	266,574	7,989,223
Motorola Solutions Inc.	125,046	16,273,486
Palo Alto Networks Inc.(b)	69,477	15,650,389
Ubiquiti Networks Inc.(a)	14,817	1,464,809

		249,293,362

2

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering — 0.1%
AECOM(a)(b)	120,413	$3,932,689
Fluor Corp.	107,698	6,257,254
Jacobs Engineering Group Inc.	99,206	7,589,259
Quanta Services Inc.(b)	114,405	3,818,839
Valmont Industries Inc.	16,697	2,312,534

		23,910,575
Construction Materials — 0.1%
Eagle Materials Inc.	35,030	2,985,957
Martin Marietta Materials Inc.	48,928	8,902,450
Vulcan Materials Co.	101,539	11,291,137

		23,179,544
Consumer Finance — 0.7%
Ally Financial Inc.	328,543	8,689,963
American Express Co.	547,825	58,337,884
Capital One Financial Corp.	367,670	34,902,913
Credit Acceptance Corp.(b)	8,532	3,737,613
Discover Financial Services	265,260	20,279,127
Navient Corp.	203,100	2,737,788
OneMain Holdings Inc.(b)	60,878	2,046,110
Santander Consumer USA Holdings Inc.	89,105	1,785,664
SLM Corp.(b)	342,394	3,817,693
Synchrony Financial	575,375	17,882,655

		154,217,410
Containers & Packaging — 0.4%
AptarGroup Inc.	48,582	5,234,225
Ardagh Group SA	14,146	236,097
Avery Dennison Corp.	67,213	7,282,529
Ball Corp.	262,941	11,566,775
Bemis Co. Inc.	70,310	3,417,066
Berry Global Group Inc.(b)	102,622	4,965,879
Crown Holdings Inc.(a)(b)	98,816	4,743,168
Graphic Packaging Holding Co.	238,935	3,347,479
International Paper Co.	317,868	15,623,212
Owens-Illinois Inc.(b)	122,443	2,300,704
Packaging Corp. of America	72,564	7,959,545
Sealed Air Corp.	123,892	4,974,264
Silgan Holdings Inc.	62,075	1,725,685
Sonoco Products Co.	75,361	4,182,535
WestRock Co.	195,167	10,429,724

		87,988,887
Distributors — 0.1%
Genuine Parts Co.	111,312	11,064,413
LKQ Corp.(b)	245,742	7,782,649
Pool Corp.	30,312	5,058,466

		23,905,528
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)(b)	44,208	5,209,471
Graham Holdings Co., Class B	3,260	1,888,518
Grand Canyon Education Inc.(b)	36,390	4,104,792
H&R Block Inc.	155,101	3,993,851
Service Corp. International/U.S.	132,618	5,861,716
ServiceMaster Global Holdings Inc.(b)	105,518	6,545,281

		27,603,629
Diversified Financial Services — 1.6%
AXA Equitable Holdings Inc.	106,192	2,277,818
Berkshire Hathaway Inc., Class B(b)	1,497,519	320,633,793
Jefferies Financial Group Inc.	228,042	5,007,802

Security	Shares	Value
Diversified Financial Services (continued)
Voya Financial Inc.	124,368	$6,177,359

		334,096,772
Diversified Telecommunication Services — 1.8%
AT&T Inc.	5,619,103	188,689,479
CenturyLink Inc.	734,215	15,565,358
Verizon Communications Inc.	3,197,778	170,729,367
Zayo Group Holdings Inc.(b)	153,353	5,324,416

		380,308,620
Electric Utilities — 1.6%
Alliant Energy Corp.	181,361	7,720,538
American Electric Power Co. Inc.	379,782	26,918,948
Avangrid Inc.	41,625	1,995,086
Duke Energy Corp.	550,819	44,076,536
Edison International	245,211	16,595,880
Entergy Corp.	140,234	11,377,184
Evergy Inc.	210,052	11,536,056
Eversource Energy	243,435	14,956,646
Exelon Corp.	743,724	32,470,990
FirstEnergy Corp.	377,032	14,014,279
Hawaiian Electric Industries Inc.	81,167	2,888,734
NextEra Energy Inc.	363,983	61,003,551
OGE Energy Corp.	155,179	5,636,101
PG&E Corp.	399,414	18,377,038
Pinnacle West Capital Corp.	85,960	6,806,313
PPL Corp.	540,637	15,819,039
Southern Co. (The)	781,863	34,089,227
Xcel Energy Inc.	394,593	18,628,736

		344,910,882
Electrical Equipment — 0.6%
Acuity Brands Inc.	30,274	4,759,073
AMETEK Inc.	175,349	13,873,613
Eaton Corp. PLC	337,430	29,265,304
Emerson Electric Co.	484,556	37,107,298
GrafTech International Ltd.(a)	47,137	919,643
Hubbell Inc.	41,549	5,549,700
nVent Electric PLC	121,044	3,287,555
Regal Beloit Corp.	33,774	2,784,666
Rockwell Automation Inc.	95,183	17,848,716
Sensata Technologies Holding PLC(a)(b)	128,692	6,376,689

		121,772,257
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	227,711	21,409,388
Arrow Electronics Inc.(b)	66,316	4,888,815
Avnet Inc.	91,195	4,082,800
CDW Corp./DE	114,268	10,160,711
Cognex Corp.(a)	126,570	7,065,137
Coherent Inc.(a)(b)	18,724	3,224,086
Corning Inc.	618,596	21,836,439
Dolby Laboratories Inc., Class A	47,896	3,351,283
FLIR Systems Inc.	103,714	6,375,300
IPG Photonics Corp.(a)(b)	27,651	4,315,492
Jabil Inc.	127,815	3,461,230
Keysight Technologies Inc.(b)	144,540	9,580,111
Littelfuse Inc.	18,582	3,677,192
National Instruments Corp.	86,631	4,186,876
Trimble Inc.(b)	190,465	8,277,609
Zebra Technologies Corp., Class A(b)	40,658	7,189,554

		123,082,023

3

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	59,512	$2,592,343
Baker Hughes a GE Co.	314,890	10,652,729
Halliburton Co.	672,281	27,247,549
Helmerich & Payne Inc.	80,885	5,562,461
Nabors Industries Ltd.	270,902	1,668,756
National Oilwell Varco Inc.	296,473	12,772,057
Patterson-UTI Energy Inc.	169,997	2,908,649
RPC Inc.	44,881	694,758
Schlumberger Ltd.	1,071,390	65,269,079
Transocean Ltd.(a)(b)	331,155	4,619,612
Weatherford International PLC(a)(b)	767,948	2,081,139

		136,069,132
Entertainment — 2.0%
Activision Blizzard Inc.	581,789	48,399,027
Cinemark Holdings Inc.	84,702	3,405,020
Electronic Arts Inc.(b)	231,782	27,927,413
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	18,875	671,573
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	152,191	5,659,983
Lions Gate Entertainment Corp., Class A	34,022	829,797
Lions Gate Entertainment Corp., Class B, NVS	80,127	1,866,959
Live Nation Entertainment Inc.(b)	107,753	5,869,306
Madison Square Garden Co. (The), Class A(b)	14,570	4,594,212
Netflix Inc.(b)	322,076	120,498,294
Take-Two Interactive Software Inc.(b)	87,494	12,073,297
Twenty-First Century Fox Inc., Class A, NVS	805,220	37,305,843
Twenty-First Century Fox Inc., Class B	377,227	17,284,541
Viacom Inc., Class A	7,588	277,341
Viacom Inc., Class B, NVS	273,026	9,217,358
Walt Disney Co. (The)	1,152,472	134,770,076
Zynga Inc., Class A(b)	602,584	2,416,362

		433,066,402
Equity Real Estate Investment Trusts (REITs) — 3.2%
Alexandria Real Estate Equities Inc.(a)	81,074	10,198,298
American Campus Communities Inc.	102,793	4,230,960
American Homes 4 Rent, Class A	199,373	4,364,275
American Tower Corp.	338,939	49,247,837
Apartment Investment & Management Co., Class A	122,778	5,418,193
Apple Hospitality REIT Inc.	171,194	2,994,183
AvalonBay Communities Inc.	106,083	19,216,935
Boston Properties Inc.	118,728	14,614,230
Brandywine Realty Trust	141,417	2,223,075
Brixmor Property Group Inc.(a)	235,530	4,124,130
Brookfield Property REIT Inc., Class A(a)	120,155	2,514,844
Camden Property Trust	69,604	6,512,846
Colony Capital Inc.	375,096	2,284,335
Columbia Property Trust Inc.	94,241	2,227,857
CoreSite Realty Corp.(a)	27,973	3,108,919
Corporate Office Properties Trust(a)	76,822	2,291,600
Crown Castle International Corp.	319,684	35,590,420
CubeSmart	140,596	4,011,204
CyrusOne Inc.	79,819	5,060,525
DDR Corp.(a)	111,463	1,492,490
Digital Realty Trust Inc.(a)	158,029	17,775,102
Douglas Emmett Inc.	121,475	4,582,037
Duke Realty Corp.	274,285	7,781,465
Empire State Realty Trust Inc., Class A	111,887	1,858,443
EPR Properties(a)	56,838	3,888,288

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equinix Inc.	61,164	$26,477,284
Equity Commonwealth(b)	91,805	2,946,022
Equity LifeStyle Properties Inc.	64,351	6,206,654
Equity Residential	277,106	18,361,044
Essex Property Trust Inc.	50,973	12,575,549
Extra Space Storage Inc.	93,597	8,109,244
Federal Realty Investment Trust	56,462	7,140,749
Forest City Realty Trust Inc., Class A	164,213	4,120,104
Gaming and Leisure Properties Inc.	154,950	5,461,987
HCP Inc.	360,971	9,500,757
Healthcare Trust of America Inc., Class A(a)	156,353	4,169,935
Highwoods Properties Inc.	76,658	3,622,857
Hospitality Properties Trust	125,023	3,605,663
Host Hotels & Resorts Inc.	565,112	11,923,863
Hudson Pacific Properties Inc.	119,110	3,897,279
Invitation Homes Inc.(a)	232,945	5,336,770
Iron Mountain Inc.(a)	219,110	7,563,677
JBG SMITH Properties	79,077	2,912,406
Kilroy Realty Corp.	75,459	5,409,656
Kimco Realty Corp.	315,560	5,282,474
Lamar Advertising Co., Class A(a)	64,590	5,025,102
Liberty Property Trust	115,502	4,879,960
Life Storage Inc.(a)	34,791	3,310,712
Macerich Co. (The)	103,952	5,747,506
Medical Properties Trust Inc.	276,316	4,119,872
Mid-America Apartment Communities Inc.	88,599	8,875,848
National Retail Properties Inc.	122,518	5,491,257
Omega Healthcare Investors Inc.(a)	148,222	4,857,235
Outfront Media Inc.	104,212	2,079,029
Paramount Group Inc.	165,399	2,495,871
Park Hotels & Resorts Inc.(a)	154,989	5,086,739
Prologis Inc.	483,121	32,750,773
Public Storage	114,187	23,023,525
Rayonier Inc.	98,551	3,332,009
Realty Income Corp.(a)	224,967	12,798,373
Regency Centers Corp.	117,909	7,625,175
Retail Properties of America Inc., Class A	161,838	1,972,805
Retail Value Inc.(b)	11,772	384,827
SBA Communications Corp.(b)	87,907	14,120,501
Senior Housing Properties Trust	185,598	3,259,101
Simon Property Group Inc.	237,938	42,055,541
SL Green Realty Corp.	63,729	6,215,489
Spirit Realty Capital Inc.	329,951	2,659,405
STORE Capital Corp.	145,064	4,031,329
Sun Communities Inc.	65,340	6,634,624
Taubman Centers Inc.(a)	45,420	2,717,479
UDR Inc.	205,103	8,292,314
Uniti Group Inc.(a)(b)	125,147	2,521,712
Ventas Inc.(a)	273,637	14,880,380
VEREIT Inc.	749,415	5,440,753
VICI Properties Inc.	287,661	6,219,231
Vornado Realty Trust	132,263	9,655,199
Weingarten Realty Investors	93,720	2,789,107
Welltower Inc.	286,223	18,409,863
Weyerhaeuser Co.	584,463	18,860,621
WP Carey Inc.(a)	80,856	5,199,849

		680,055,581
Food & Staples Retailing — 1.3%
Casey’s General Stores Inc.	27,254	3,518,764
Costco Wholesale Corp.	337,709	79,321,090

4

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food & Staples Retailing (continued)
Kroger Co. (The)	615,272	$17,910,568
Sprouts Farmers Market Inc.(b)	96,997	2,658,688
Sysco Corp.	367,730	26,936,222
U.S. Foods Holding Corp.(b)	167,043	5,148,265
Walgreens Boots Alliance Inc.	653,776	47,660,270
Walmart Inc.	1,102,849	103,568,550

		286,722,417
Food Products — 1.1%
Archer-Daniels-Midland Co.	431,014	21,667,074
Bunge Ltd.	107,498	7,386,188
Campbell Soup Co.	136,449	4,998,127
Conagra Brands Inc.	303,145	10,297,836
Flowers Foods Inc.	142,052	2,650,690
General Mills Inc.	457,646	19,642,166
Hain Celestial Group Inc. (The)(a)(b)	77,334	2,097,298
Hershey Co. (The)	108,403	11,057,106
Hormel Foods Corp.	209,246	8,244,292
Ingredion Inc.	54,122	5,680,645
JM Smucker Co. (The)	85,477	8,770,795
Kellogg Co.	192,887	13,505,948
Kraft Heinz Co. (The)	463,900	25,565,529
Lamb Weston Holdings Inc.	114,113	7,599,926
McCormick & Co. Inc./MD, NVS	93,865	12,366,714
Mondelez International Inc., Class A	1,119,306	48,085,386
Pilgrim’s Pride Corp.(a)(b)	38,345	693,661
Pinnacle Foods Inc.	90,582	5,870,619
Post Holdings Inc.(b)	50,321	4,933,471
Seaboard Corp.	206	764,268
TreeHouse Foods Inc.(a)(b)	41,148	1,968,932
Tyson Foods Inc., Class A	224,444	13,361,151

		237,207,822
Gas Utilities — 0.1%
Atmos Energy Corp.	83,871	7,876,325
National Fuel Gas Co.	61,334	3,438,384
UGI Corp.	134,018	7,435,319

		18,750,028
Health Care Equipment & Supplies — 3.2%
Abbott Laboratories	1,322,529	97,020,727
ABIOMED Inc.(b)	33,157	14,912,361
Align Technology Inc.(b)	61,462	24,045,164
Baxter International Inc.	385,452	29,714,495
Becton Dickinson and Co.	204,730	53,434,530
Boston Scientific Corp.(b)	1,063,822	40,957,147
Cantel Medical Corp.	28,373	2,612,018
Cooper Companies Inc. (The)	37,504	10,394,234
Danaher Corp.	477,697	51,906,556
DENTSPLY SIRONA Inc.	169,944	6,413,687
DexCom Inc.(b)	67,331	9,631,026
Edwards Lifesciences Corp.(b)	161,576	28,130,382
Hill-Rom Holdings Inc.	51,552	4,866,509
Hologic Inc.(b)	209,313	8,577,647
ICU Medical Inc.(b)	12,001	3,393,283
IDEXX Laboratories Inc.(b)	66,570	16,619,866
Insulet Corp.(a)(b)	45,038	4,771,776
Integra LifeSciences Holdings Corp.(b)	55,870	3,680,157
Intuitive Surgical Inc.(b)	86,822	49,835,828
Masimo Corp.(b)	34,775	4,330,878
Medtronic PLC	1,045,944	102,889,511
Penumbra Inc.(a)(b)	23,616	3,535,315

Security	Shares	Value
Health Care Equipment & Supplies (continued)
ResMed Inc.	107,760	$12,429,038
STERIS PLC	63,855	7,305,012
Stryker Corp.	263,874	46,885,132
Teleflex Inc.(a)	35,105	9,341,089
Varian Medical Systems Inc.(b)	69,776	7,810,028
West Pharmaceutical Services Inc.	55,825	6,892,713
Zimmer Biomet Holdings Inc.	157,630	20,723,616

		683,059,725
Health Care Providers & Services — 3.1%
Acadia Healthcare Co. Inc.(a)(b)	66,739	2,349,213
Aetna Inc.	247,202	50,144,926
AmerisourceBergen Corp.	121,003	11,158,897
Anthem Inc.	201,085	55,107,344
Cardinal Health Inc.	239,823	12,950,442
Centene Corp.(b)	156,536	22,663,282
Chemed Corp.	11,934	3,813,868
Cigna Corp.	182,137	37,930,030
CVS Health Corp.	785,526	61,836,607
DaVita Inc.(b)	100,472	7,196,809
Encompass Health Corp.	75,492	5,884,601
Envision Healthcare Corp.(b)	94,652	4,328,436
Express Scripts Holding Co.(b)	433,561	41,192,631
HCA Healthcare Inc.	213,907	29,758,742
Henry Schein Inc.(a)(b)	117,820	10,018,234
Humana Inc.	106,143	35,931,528
Laboratory Corp. of America Holdings(b)	79,109	13,739,651
McKesson Corp.	154,782	20,531,832
MEDNAX Inc.(b)	69,288	3,232,978
Molina Healthcare Inc.(a)(b)	47,407	7,049,421
Premier Inc., Class A(b)	39,519	1,809,180
Quest Diagnostics Inc.	104,452	11,271,415
UnitedHealth Group Inc.	738,900	196,576,956
Universal Health Services Inc., Class B	64,550	8,252,072
WellCare Health Plans Inc.(b)	38,636	12,382,452

		667,111,547
Health Care Technology — 0.1%
athenahealth Inc.(b)	30,483	4,072,529
Cerner Corp.(b)	244,586	15,753,784
Veeva Systems Inc., Class A(b)	92,598	10,081,144

		29,907,457
Hotels, Restaurants & Leisure — 1.9%
Aramark	187,750	8,077,005
Caesars Entertainment Corp.(a)(b)	458,093	4,695,453
Carnival Corp.	312,788	19,946,491
Chipotle Mexican Grill Inc.(b)	18,729	8,512,705
Choice Hotels International Inc.	27,360	2,279,088
Darden Restaurants Inc.	95,140	10,578,617
Domino’s Pizza Inc.	32,525	9,588,370
Dunkin’ Brands Group Inc.	63,874	4,708,791
Extended Stay America Inc.	146,571	2,965,131
Hilton Grand Vacations Inc.(b)	75,812	2,509,377
Hilton Worldwide Holdings Inc.	216,089	17,455,669
Hyatt Hotels Corp., Class A(a)	33,035	2,629,256
International Game Technology PLC	74,168	1,464,818
Las Vegas Sands Corp.	275,716	16,358,230
Marriott International Inc./MD, Class A	221,516	29,246,757
McDonald’s Corp.	600,315	100,426,696
MGM Resorts International	389,064	10,858,776
Norwegian Cruise Line Holdings Ltd.(b)	154,548	8,875,692

5

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Royal Caribbean Cruises Ltd.	128,568	$16,706,126
Six Flags Entertainment Corp.	55,056	3,844,010
Starbucks Corp.	1,015,174	57,702,490
Vail Resorts Inc.	30,943	8,491,378
Wendy’s Co. (The)	151,556	2,597,670
Wyndham Destinations Inc.	75,789	3,286,211
Wyndham Hotels & Resorts Inc.(a)	76,568	4,254,884
Wynn Resorts Ltd.	79,347	10,081,830
Yum China Holdings Inc.	287,606	10,097,847
Yum! Brands Inc.	246,426	22,402,588

		400,641,956
Household Durables — 0.3%
DR Horton Inc.	265,061	11,180,273
Garmin Ltd.	87,854	6,154,173
Leggett & Platt Inc.	100,528	4,402,121
Lennar Corp., Class A	222,567	10,391,653
Lennar Corp., Class B	11,712	450,912
Mohawk Industries Inc.(b)	48,515	8,507,105
Newell Brands Inc.	337,703	6,855,371
NVR Inc.(b)	2,436	6,018,869
PulteGroup Inc.	199,745	4,947,683
Tempur Sealy International Inc.(a)(b)	35,013	1,852,188
Toll Brothers Inc.	110,625	3,653,944
Whirlpool Corp.	49,005	5,819,344

		70,233,636
Household Products — 1.3%
Church & Dwight Co. Inc.	188,564	11,195,045
Clorox Co. (The)	99,615	14,983,092
Colgate-Palmolive Co.	658,354	44,076,800
Energizer Holdings Inc.	46,628	2,734,732
Kimberly-Clark Corp.	268,941	30,562,455
Procter & Gamble Co. (The)	1,925,494	160,258,866
Spectrum Brands Holdings Inc.	32,212	2,406,881

		266,217,871
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	509,952	7,139,328
NRG Energy Inc.	234,978	8,788,177
Vistra Energy Corp.(b)	316,154	7,865,912

		23,793,417
Industrial Conglomerates — 1.4%
3M Co.	440,533	92,824,708
Carlisle Companies Inc.	45,394	5,528,989
General Electric Co.	6,663,254	75,228,138
Honeywell International Inc.	576,113	95,865,203
Roper Technologies Inc.	78,590	23,279,144

		292,726,182
Insurance — 2.5%
Aflac Inc.	588,546	27,702,860
Alleghany Corp.	11,207	7,312,904
Allstate Corp. (The)	266,170	26,270,979
American Financial Group Inc./OH	55,511	6,160,056
American International Group Inc.	687,399	36,597,123
American National Insurance Co.	5,636	728,678
Aon PLC	188,364	28,966,616
Arch Capital Group Ltd.(a)(b)	298,696	8,904,128
Arthur J Gallagher & Co.	136,707	10,176,469
Aspen Insurance Holdings Ltd.	43,147	1,803,545
Assurant Inc.	40,876	4,412,564
Assured Guaranty Ltd.	80,172	3,385,664

Security	Shares	Value
Insurance (continued)
Athene Holding Ltd., Class A(b)	122,475	$6,327,059
Axis Capital Holdings Ltd.	64,957	3,748,668
Brighthouse Financial Inc.(b)	92,642	4,098,482
Brown & Brown Inc.	182,342	5,391,853
Chubb Ltd.	358,163	47,864,903
Cincinnati Financial Corp.	118,288	9,085,701
CNA Financial Corp.	20,795	949,292
Erie Indemnity Co., Class A, NVS	18,438	2,351,398
Everest Re Group Ltd.	31,041	7,091,937
Fidelity National Financial Inc.	204,739	8,056,480
First American Financial Corp.	85,268	4,398,976
Hanover Insurance Group Inc. (The)	31,868	3,931,555
Hartford Financial Services Group Inc. (The)	276,012	13,789,560
Lincoln National Corp.	167,657	11,343,673
Loews Corp.(a)	216,980	10,898,905
Markel Corp.(b)	10,499	12,477,957
Marsh & McLennan Companies Inc.	391,746	32,405,229
Mercury General Corp.	20,527	1,029,634
MetLife Inc.	651,260	30,426,867
Old Republic International Corp.	218,074	4,880,496
Principal Financial Group Inc.	218,224	12,785,744
Progressive Corp. (The)	447,423	31,784,930
Prudential Financial Inc.	324,289	32,856,961
Reinsurance Group of America Inc.	48,432	7,001,330
RenaissanceRe Holdings Ltd.	30,300	4,047,474
Torchmark Corp.	81,303	7,048,157
Travelers Companies Inc. (The)	208,466	27,040,125
Unum Group	161,662	6,316,134
White Mountains Insurance Group Ltd.(a)	2,361	2,209,589
Willis Towers Watson PLC	101,560	14,313,866
WR Berkley Corp.	72,478	5,793,167

		534,167,688
Interactive Media & Services — 4.2%
Alphabet Inc., Class A(b)	230,938	278,760,641
Alphabet Inc., Class C, NVS(b)	235,372	280,909,421
Facebook Inc., Class A(b)	1,838,243	302,317,444
IAC/InterActiveCorp.(b)	57,456	12,451,864
Match Group Inc.(a)(b)	39,835	2,306,845
TripAdvisor Inc.(a)(b)	80,280	4,099,899
Twitter Inc.(a)(b)	546,095	15,541,864
Zillow Group Inc., Class A(a)(b)	43,113	1,905,595
Zillow Group Inc., Class C, NVS(a)(b)	94,152	4,166,226

		902,459,799
Internet & Direct Marketing Retail — 3.6%
Amazon.com Inc.(b)	314,266	629,474,798
Booking Holdings Inc.(b)	36,641	72,695,744
eBay Inc.(b)	722,059	23,842,388
Expedia Group Inc.	92,892	12,120,548
GrubHub Inc.(b)	69,631	9,652,249
Qurate Retail Inc.(a)(b)	332,202	7,378,207
Wayfair Inc., Class A(b)	44,737	6,606,313

		761,770,247
IT Services — 5.0%
Accenture PLC, Class A	497,003	84,589,911
Akamai Technologies Inc.(b)	129,026	9,438,252
Alliance Data Systems Corp.	37,132	8,769,093
Amdocs Ltd.	111,881	7,381,908
Automatic Data Processing Inc.	340,424	51,288,280
Black Knight Inc.(b)	111,609	5,798,088

6

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
IT Services (continued)
Booz Allen Hamilton Holding Corp.	107,107	$5,315,720
Broadridge Financial Solutions Inc.	89,337	11,788,017
Cognizant Technology Solutions Corp., Class A	450,157	34,729,612
Conduent Inc.(a)(b)	151,183	3,404,641
CoreLogic Inc./U.S.(b)	62,493	3,087,779
DXC Technology Co.	216,938	20,288,042
EPAM Systems Inc.(b)	39,111	5,385,585
Euronet Worldwide Inc.(b)	39,063	3,914,894
Fidelity National Information Services Inc.	253,822	27,684,365
First Data Corp., Class A(b)	418,213	10,233,672
Fiserv Inc.(b)	312,826	25,770,606
FleetCor Technologies Inc.(b)	67,488	15,376,466
Gartner Inc.(a)(b)	67,841	10,752,798
Genpact Ltd.	116,700	3,572,187
Global Payments Inc.(a)	122,552	15,613,125
GoDaddy Inc., Class A(b)	123,126	10,267,477
International Business Machines Corp.	710,157	107,382,840
Jack Henry & Associates Inc.	58,975	9,440,718
Leidos Holdings Inc.	111,854	7,735,823
Mastercard Inc., Class A	710,164	158,089,608
Okta Inc.(a)(b)	66,099	4,650,726
Paychex Inc.	246,911	18,184,995
PayPal Holdings Inc.(b)	918,259	80,659,871
Sabre Corp.	195,234	5,091,703
Square Inc., Class A(b)	220,714	21,852,893
Switch Inc., Class A(a)	27,257	294,376
Teradata Corp.(a)(b)	91,840	3,463,286
Total System Services Inc.	138,286	13,654,360
Twilio Inc., Class A(b)	55,207	4,763,260
VeriSign Inc.(b)	81,213	13,003,826
Visa Inc., Class A	1,381,983	207,421,828
Western Union Co. (The)	349,051	6,652,912
WEX Inc.(b)	31,861	6,396,414
Worldpay Inc., Class A(b)	232,156	23,510,438

		1,066,700,395
Leisure Products — 0.1%
Brunswick Corp./DE	65,627	4,398,322
Hasbro Inc.	90,012	9,462,061
Mattel Inc.	270,197	4,242,093
Polaris Industries Inc.	44,801	4,522,661

		22,625,137
Life Sciences Tools & Services — 1.0%
Agilent Technologies Inc.	248,069	17,498,787
Bio-Rad Laboratories Inc., Class A(b)	16,348	5,116,761
Bio-Techne Corp.	28,977	5,914,495
Bruker Corp.	77,975	2,608,264
Charles River Laboratories International Inc.(b)	37,148	4,997,892
Illumina Inc.(b)	113,344	41,604,049
IQVIA Holdings Inc.(b)	125,690	16,307,021
Mettler-Toledo International Inc.(b)	19,227	11,708,858
PerkinElmer Inc.	84,949	8,262,989
PRA Health Sciences Inc.(b)	43,826	4,829,187
QIAGEN NV(a)(b)	169,277	6,412,213
Thermo Fisher Scientific Inc.	309,918	75,644,785
Waters Corp.(b)	58,974	11,481,058

		212,386,359
Machinery — 1.8%
AGCO Corp.	50,045	3,042,236
Allison Transmission Holdings Inc.	86,654	4,506,875

Security	Shares	Value
Machinery (continued)
Caterpillar Inc.	448,691	$68,420,891
Colfax Corp.(a)(b)	67,383	2,429,831
Crane Co.	38,748	3,810,866
Cummins Inc.	117,839	17,212,743
Deere & Co.	250,065	37,592,271
Donaldson Co. Inc.	98,914	5,762,730
Dover Corp.	112,279	9,940,060
Flowserve Corp.	101,458	5,548,738
Fortive Corp.(a)	226,781	19,094,960
Gardner Denver Holdings Inc.(b)	84,406	2,392,066
Gates Industrial Corp. PLC(a)(b)	34,427	671,327
Graco Inc.	129,613	6,006,266
IDEX Corp.	59,167	8,914,100
Illinois Tool Works Inc.	258,210	36,438,595
Ingersoll-Rand PLC	188,987	19,333,370
ITT Inc.	67,553	4,138,297
Lincoln Electric Holdings Inc.	48,566	4,538,007
Middleby Corp. (The)(a)(b)	42,608	5,511,345
Nordson Corp.	44,457	6,175,077
Oshkosh Corp.	57,381	4,087,822
PACCAR Inc.	265,232	18,086,170
Parker-Hannifin Corp.	102,848	18,916,833
Pentair PLC	123,923	5,372,062
Snap-on Inc.	43,725	8,027,910
Stanley Black & Decker Inc.	119,491	17,498,262
Terex Corp.	52,430	2,092,481
Timken Co. (The)	52,512	2,617,723
Toro Co. (The)	80,943	4,854,152
Trinity Industries Inc.	111,979	4,102,911
WABCO Holdings Inc.(b)	41,262	4,866,440
Wabtec Corp./DE	67,305	7,058,948
Welbilt Inc.(a)(b)	104,373	2,179,308
Xylem Inc./NY	138,377	11,052,171

		382,293,844
Marine — 0.0%
Kirby Corp.(a)(b)	45,488	3,741,388

Media — 1.2%
AMC Networks Inc., Class A(b)	34,158	2,266,042
Cable One Inc.	3,242	2,864,664
CBS Corp., Class B, NVS	254,277	14,608,214
Charter Communications Inc., Class A(b)	134,758	43,914,937
Comcast Corp., Class A	3,531,647	125,055,620
Discovery Inc., Class A(a)(b)	120,374	3,851,968
Discovery Inc., Class C, NVS(b)	266,228	7,875,024
DISH Network Corp., Class A(a)(b)	168,890	6,039,506
GCI Liberty Inc., Class A(a)(b)	78,504	4,003,704
Interpublic Group of Companies Inc. (The)	300,354	6,869,096
John Wiley & Sons Inc., Class A	33,175	2,010,405
Liberty Broadband Corp., Class A(a)(b)	19,556	1,649,157
Liberty Broadband Corp., Class C, NVS(a)(b)	79,817	6,728,573
Liberty Media Corp.-Liberty SiriusXM, Class A(a)(b)	63,999	2,780,117
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	131,185	5,699,988
News Corp., Class A, NVS	282,098	3,720,873
News Corp., Class B	90,176	1,226,394
Omnicom Group Inc.	170,910	11,625,298
Sirius XM Holdings Inc.(a)	992,317	6,271,443
Tribune Media Co., Class A	67,513	2,594,525

		261,655,548

7

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Metals & Mining — 0.3%
Alcoa Corp.(b)	145,484	$5,877,553
Freeport-McMoRan Inc.	1,116,829	15,546,260
Newmont Mining Corp.	410,479	12,396,466
Nucor Corp.	246,746	15,656,034
Reliance Steel & Aluminum Co.	55,382	4,723,531
Royal Gold Inc.	51,671	3,981,767
Southern Copper Corp.	62,980	2,716,957
Steel Dynamics Inc.	173,100	7,822,389
U.S. Steel Corp.	138,579	4,223,888

		72,944,845
Mortgage Real Estate Investment — 0.2%
AGNC Investment Corp.	370,043	6,893,901
Annaly Capital Management Inc.	979,059	10,015,774
Chimera Investment Corp.	141,118	2,558,469
MFA Financial Inc.	343,407	2,524,041
New Residential Investment Corp.	266,352	4,746,393
Starwood Property Trust Inc.(a)	201,732	4,341,273
Two Harbors Investment Corp.	188,911	2,820,441

		33,900,292
Multi-Utilities — 0.9%
Ameren Corp.	187,032	11,824,163
CenterPoint Energy Inc.	379,873	10,503,488
CMS Energy Corp.	219,028	10,732,372
Consolidated Edison Inc.	239,442	18,243,086
Dominion Energy Inc.	503,041	35,353,722
DTE Energy Co.	139,634	15,238,258
MDU Resources Group Inc.	146,087	3,752,975
NiSource Inc.	279,667	6,969,302
Public Service Enterprise Group Inc.	388,021	20,483,629
SCANA Corp.	109,909	4,274,361
Sempra Energy	212,341	24,153,789
Vectren Corp.	65,372	4,673,444
WEC Energy Group Inc.	242,684	16,201,584

		182,404,173
Multiline Retail — 0.5%
Dollar General Corp.	207,544	22,684,559
Dollar Tree Inc.(b)	181,528	14,803,608
Kohl’s Corp.	127,737	9,522,793
Macy’s Inc.	233,393	8,105,739
Nordstrom Inc.	89,236	5,337,205
Target Corp.	414,207	36,537,200

		96,991,104
Oil, Gas & Consumable Fuels — 5.2%
Anadarko Petroleum Corp.	397,637	26,804,710
Andeavor	108,355	16,632,492
Antero Resources Corp.(b)	186,113	3,296,061
Apache Corp.	296,336	14,126,337
Cabot Oil & Gas Corp.	334,692	7,537,264
Centennial Resource Development Inc./DE, Class A(a)(b)	141,115	3,083,363
Cheniere Energy Inc.(b)	178,975	12,436,973
Chesapeake Energy Corp.(b)	689,957	3,097,907
Chevron Corp.	1,472,473	180,053,998
Cimarex Energy Co.	72,253	6,715,194
CNX Resources Corp.(a)(b)	159,735	2,285,808
Concho Resources Inc.(b)	149,956	22,905,779
ConocoPhillips	905,024	70,048,858
Continental Resources Inc./OK(a)(b)	69,109	4,718,763
Devon Energy Corp.	393,888	15,731,887

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy Inc.	76,563	$10,350,552
Energen Corp.(b)	67,381	5,806,221
EOG Resources Inc.	446,779	56,995,597
EQT Corp.	204,349	9,038,356
Extraction Oil & Gas Inc.(a)(b)	77,693	877,154
Exxon Mobil Corp.	3,275,021	278,442,285
Hess Corp.	204,475	14,636,320
HollyFrontier Corp.	124,941	8,733,376
Kinder Morgan Inc./DE	1,464,729	25,969,645
Kosmos Energy Ltd.(a)(b)	177,642	1,660,953
Marathon Oil Corp.	654,579	15,238,599
Marathon Petroleum Corp.	344,290	27,532,871
Murphy Oil Corp.	129,899	4,330,833
Newfield Exploration Co.(b)	150,834	4,348,544
Noble Energy Inc.	368,401	11,490,427
Occidental Petroleum Corp.	592,099	48,652,775
ONEOK Inc.	316,318	21,443,197
Parsley Energy Inc., Class A(b)	207,327	6,064,315
PBF Energy Inc., Class A	90,328	4,508,270
Phillips 66	324,657	36,595,337
Pioneer Natural Resources Co.	130,282	22,693,822
QEP Resources Inc.(b)	180,255	2,040,487
Range Resources Corp.(a)	162,216	2,756,050
SM Energy Co.	84,789	2,673,397
Targa Resources Corp.	172,289	9,701,594
Valero Energy Corp.	332,416	37,812,320
Whiting Petroleum Corp.(a)(b)	68,599	3,638,491
Williams Companies Inc. (The)	943,068	25,642,019
WPX Energy Inc.(b)	309,396	6,225,047

		1,095,374,248
Paper & Forest Products — 0.0%
Domtar Corp.	49,513	2,583,093

Personal Products — 0.2%
Coty Inc., Class A	366,443	4,602,524
Estee Lauder Companies Inc. (The), Class A	169,024	24,562,568
Herbalife Nutrition Ltd.(a)(b)	84,037	4,584,218
Nu Skin Enterprises Inc., Class A	43,543	3,588,814

		37,338,124
Pharmaceuticals — 4.3%
Allergan PLC	261,875	49,881,950
Bristol-Myers Squibb Co.	1,264,167	78,479,487
Catalent Inc.(b)	109,751	4,999,158
Eli Lilly & Co.	736,859	79,072,339
Jazz Pharmaceuticals PLC(b)	45,345	7,623,855
Johnson & Johnson	2,075,411	286,759,538
Merck & Co. Inc.	2,057,687	145,972,316
Mylan NV(b)	396,114	14,497,772
Nektar Therapeutics(a)(b)	120,453	7,342,815
Perrigo Co. PLC	99,679	7,057,273
Pfizer Inc.	4,485,079	197,657,432
Zoetis Inc.	374,057	34,248,659

		913,592,594
Professional Services — 0.4%
CoStar Group Inc.(b)	27,820	11,707,769
Dun & Bradstreet Corp. (The)	27,370	3,900,499
Equifax Inc.	92,772	12,113,240
IHS Markit Ltd.(b)	296,368	15,992,017
ManpowerGroup Inc.	50,305	4,324,218

8

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services (continued)
Nielsen Holdings PLC	278,157	$7,693,823
Robert Half International Inc.	93,222	6,560,964
TransUnion	142,470	10,482,942
Verisk Analytics Inc.(b)	123,771	14,920,594

		87,696,066
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)(b)	245,153	10,811,247
Howard Hughes Corp. (The)(b)	29,945	3,719,768
Jones Lang LaSalle Inc.	35,628	5,141,833
Realogy Holdings Corp.(a)	93,738	1,934,752

		21,607,600
Road & Rail — 1.0%
AMERCO	5,394	1,923,770
CSX Corp.	631,207	46,740,878
Genesee & Wyoming Inc., Class A(b)	46,001	4,185,631
JB Hunt Transport Services Inc.	67,647	8,045,934
Kansas City Southern	78,575	8,900,976
Knight-Swift Transportation Holdings Inc.	99,370	3,426,278
Landstar System Inc.	31,691	3,866,302
Norfolk Southern Corp.	217,958	39,341,419
Old Dominion Freight Line Inc.	50,820	8,195,233
Ryder System Inc.	40,363	2,949,325
Schneider National Inc., Class B(a)	36,596	914,168
Union Pacific Corp.	571,841	93,112,870

		221,602,784
Semiconductors & Semiconductor Equipment — 3.8%
Advanced Micro Devices Inc.(a)(b)	700,951	21,652,376
Analog Devices Inc.	285,153	26,365,246
Applied Materials Inc.	776,347	30,005,812
Broadcom Inc.	333,258	82,224,746
Cypress Semiconductor Corp.	276,315	4,003,804
First Solar Inc.(b)	62,282	3,015,695
Intel Corp.	3,568,407	168,749,967
KLA-Tencor Corp.	119,728	12,177,535
Lam Research Corp.	122,158	18,531,369
Marvell Technology Group Ltd.	419,624	8,098,743
Maxim Integrated Products Inc.	214,340	12,086,633
Microchip Technology Inc.(a)	176,546	13,931,245
Micron Technology Inc.(b)	893,566	40,415,990
MKS Instruments Inc.	41,704	3,342,576
Monolithic Power Systems Inc.	31,364	3,937,123
NVIDIA Corp.	449,904	126,432,022
NXP Semiconductors NV	265,572	22,706,406
ON Semiconductor Corp.(a)(b)	331,107	6,102,302
Qorvo Inc.(b)	96,826	7,444,951
QUALCOMM Inc.	1,146,018	82,547,677
Skyworks Solutions Inc.	137,927	12,511,358
Teradyne Inc.	145,437	5,378,260
Texas Instruments Inc.	757,203	81,240,310
Universal Display Corp.(a)	32,273	3,804,987
Versum Materials Inc.	82,808	2,981,916
Xilinx Inc.	196,814	15,778,578

		815,467,627
Software — 6.3%
2U Inc.(a)(b)	41,600	3,127,904
Adobe Systems Inc.(b)	379,983	102,576,411
ANSYS Inc.(b)	64,294	12,002,404
Aspen Technology Inc.(b)	55,098	6,276,213
Atlassian Corp. PLC, Class A(b)	70,077	6,737,203

Security	Shares	Value
Software (continued)
Autodesk Inc.(b)	169,330	$26,434,106
CA Inc.	240,456	10,616,132
Cadence Design Systems Inc.(b)	215,655	9,773,485
CDK Global Inc.	101,536	6,352,092
Ceridian HCM Holding Inc.(b)	18,202	765,030
Citrix Systems Inc.(b)	104,361	11,600,769
Dell Technologies Inc., Class V(b)	153,635	14,921,031
DocuSign Inc.(a)(b)	25,689	1,350,471
Fair Isaac Corp.(b)	22,627	5,171,401
FireEye Inc.(a)(b)	144,666	2,459,322
Fortinet Inc.(b)	107,262	9,897,065
Guidewire Software Inc.(a)(b)	61,693	6,231,610
Intuit Inc.	188,274	42,813,507
LogMeIn Inc.	39,536	3,522,658
Manhattan Associates Inc.(b)	49,758	2,716,787
Microsoft Corp.	5,858,924	670,085,138
Nuance Communications Inc.(b)	219,193	3,796,423
Nutanix Inc., Class A(a)(b)	82,089	3,506,842
Oracle Corp.	2,165,913	111,674,474
Paycom Software Inc.(a)(b)	38,247	5,943,966
Pegasystems Inc.	29,013	1,816,214
Pluralsight Inc., Class A(a)(b)	18,556	593,792
Proofpoint Inc.(b)	38,767	4,122,095
PTC Inc.(b)	90,522	9,612,531
RealPage Inc.(a)(b)	54,114	3,566,113
Red Hat Inc.(b)	136,201	18,561,472
RingCentral Inc., Class A(b)	51,286	4,772,162
salesforce.com Inc.(b)	545,353	86,727,487
ServiceNow Inc.(a)(b)	135,202	26,449,567
Splunk Inc.(b)	111,782	13,515,562
SS&C Technologies Holdings Inc.	159,086	9,040,857
Symantec Corp.	480,088	10,216,273
Synopsys Inc.(b)	113,775	11,219,353
Tableau Software Inc., Class A(b)	54,163	6,052,174
Tyler Technologies Inc.(b)	29,039	7,116,297
Ultimate Software Group Inc. (The)(b)	23,656	7,621,727
VMware Inc., Class A(b)	54,589	8,519,159
Workday Inc., Class A(b)	112,011	16,351,366
Zendesk Inc.(b)	79,227	5,625,117

		1,331,851,762
Specialty Retail — 2.3%
Advance Auto Parts Inc.	54,851	9,233,069
AutoNation Inc.(a)(b)	40,344	1,676,293
AutoZone Inc.(b)	20,349	15,784,719
Best Buy Co. Inc.	186,627	14,810,719
Burlington Stores Inc.(b)	51,500	8,390,380
CarMax Inc.(b)	137,013	10,230,761
Dick’s Sporting Goods Inc.	59,778	2,120,923
Floor & Decor Holdings Inc., Class A(a)(b)	37,426	1,129,142
Foot Locker Inc.	90,607	4,619,145
Gap Inc. (The)	168,629	4,864,947
Home Depot Inc. (The)	890,972	184,564,850
L Brands Inc.	178,996	5,423,579
Lowe’s Companies Inc.	631,052	72,457,391
Michaels Companies Inc. (The)(a)(b)	77,346	1,255,326
O’Reilly Automotive Inc.(b)	61,279	21,283,422
Penske Automotive Group Inc.	29,041	1,376,253
Ross Stores Inc.	285,925	28,335,167
Tiffany & Co.	95,461	12,311,605
TJX Companies Inc. (The)	484,637	54,289,037

9

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Tractor Supply Co.	94,099	$8,551,717
Ulta Salon Cosmetics & Fragrance Inc.(b)	44,144	12,453,905
Urban Outfitters Inc.(a)(b)	56,919	2,327,987
Williams-Sonoma Inc.	63,235	4,155,804

		481,646,141
Technology Hardware, Storage & Peripherals — 4.4%
Apple Inc.	3,736,761	843,536,428
Hewlett Packard Enterprise Co.	1,174,067	19,149,033
HP Inc.	1,242,531	32,020,024
NCR Corp.(b)	94,309	2,679,319
NetApp Inc.	203,202	17,453,020
Pure Storage Inc., Class A(a)(b)	126,815	3,290,849
Western Digital Corp.	231,278	13,539,014
Xerox Corp.	175,181	4,726,383

		936,394,070
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	35,586	3,508,780
Columbia Sportswear Co.	23,596	2,196,080
Hanesbrands Inc.	276,051	5,087,620
Lululemon Athletica Inc.(b)	75,654	12,293,019
Michael Kors Holdings Ltd.(b)	109,568	7,511,982
NIKE Inc., Class B	969,845	82,165,268
PVH Corp.	58,831	8,495,196
Ralph Lauren Corp.	42,992	5,913,550
Skechers U.S.A. Inc., Class A(b)	103,868	2,901,033
Tapestry Inc.	223,766	11,248,717
Under Armour Inc., Class A(a)(b)	138,682	2,942,832
Under Armour Inc., Class C, NVS(b)	151,702	2,952,121
VF Corp.	248,923	23,261,854

		170,478,052
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	377,401	3,913,648
TFS Financial Corp.	44,291	664,808

		4,578,456
Tobacco — 0.9%
Altria Group Inc.	1,463,560	88,267,304
Philip Morris International Inc.	1,200,741	97,908,421

		186,175,725
Trading Companies & Distributors — 0.3%
Air Lease Corp.(a)	76,719	3,519,868
Fastenal Co.	222,842	12,929,293
HD Supply Holdings Inc.(b)	144,547	6,185,166
MSC Industrial Direct Co. Inc., Class A	35,436	3,122,266
United Rentals Inc.(b)	64,425	10,539,930
Univar Inc.(b)	87,131	2,671,436
Watsco Inc.	24,603	4,381,794
WESCO International Inc.(b)	36,455	2,240,160
WW Grainger Inc.	35,076	12,536,513

		58,126,426
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	62,083	2,863,889

Water Utilities — 0.1%
American Water Works Co. Inc.	140,089	12,323,630
Aqua America Inc.	138,517	5,111,277

		17,434,907
Wireless Telecommunication Services — 0.1%
Sprint Corp.(b)	517,212	3,382,567

Security	Shares	Value
Wireless Telecommunication Services (continued)
Telephone & Data Systems Inc.	72,118	$2,194,551
T-Mobile U.S. Inc.(b)	237,101	16,639,748
U.S. Cellular Corp.(b)	9,753	436,739

		22,653,605

Total Common Stocks — 99.8%
(Cost: $16,905,715,767)		21,240,188,927

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	329,797,315	329,896,254
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	114,368,403	114,368,403

		444,264,657

Total Short-Term Investments — 2.1%
(Cost: $444,184,739)		444,264,657

Total Investments in Securities — 101.9%
(Cost: $17,349,900,506)		21,684,453,584
Other Assets, Less Liabilities — (1.9)%		(410,037,509)

Net Assets — 100.0%		$21,274,416,075

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

10

Schedule of Investments (unaudited)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 3.6%
Boeing Co. (The)	1,737,375	$646,129,762
BWX Technologies Inc.	317,006	19,825,555
Curtiss-Wright Corp.	10,904	1,498,428
General Dynamics Corp.	374,970	76,763,858
Harris Corp.	380,913	64,454,289
HEICO Corp.(a)	123,459	11,433,538
HEICO Corp., Class A	242,513	18,309,732
Hexcel Corp.	59,963	4,020,519
Huntington Ingalls Industries Inc.	116,502	29,833,832
Lockheed Martin Corp.	726,321	251,278,013
Northrop Grumman Corp.	518,624	164,595,699
Raytheon Co.	920,841	190,301,001
Rockwell Collins Inc.	70,126	9,850,599
Spirit AeroSystems Holdings Inc., Class A	340,140	31,180,634
Textron Inc.	136,453	9,752,296
TransDigm Group Inc.(b)	155,007	57,709,106

		1,586,936,861
Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	445,451	43,618,562
Expeditors International of Washington Inc.	555,204	40,824,150
FedEx Corp.	793,476	191,061,086
United Parcel Service Inc., Class B	2,214,671	258,562,839
XPO Logistics Inc.(a)(b)	401,959	45,891,659

		579,958,296
Airlines — 0.2%
Delta Air Lines Inc.	509,009	29,435,990
Southwest Airlines Co.	1,198,449	74,843,140

		104,279,130
Auto Components — 0.2%
Aptiv PLC	737,881	61,908,216
Gentex Corp.	585,075	12,555,709
Lear Corp.	22,134	3,209,430
Visteon Corp.(a)(b)	59,581	5,535,075

		83,208,430
Automobiles — 0.3%
Tesla Inc.(a)(b)	433,964	114,900,648
Thor Industries Inc.	132,171	11,062,713

		125,963,361
Banks — 0.2%
BOK Financial Corp.	19,864	1,932,370
Comerica Inc.	31,569	2,847,524
East West Bancorp. Inc.	34,520	2,083,972
Pinnacle Financial Partners Inc.	103,217	6,208,503
Signature Bank/New York NY	108,130	12,417,649
SVB Financial Group(b)	130,949	40,702,878
Synovus Financial Corp.	29,162	1,335,328
Texas Capital Bancshares Inc.(b)	100,277	8,287,894
Western Alliance Bancorp.(b)	188,841	10,743,164

		86,559,282
Beverages — 2.6%
Brown-Forman Corp., Class A	165,334	8,398,967
Brown-Forman Corp., Class B, NVS	910,137	46,007,425
Coca-Cola Co. (The)	9,520,289	439,742,149
Constellation Brands Inc., Class A	502,674	108,386,568
Keurig Dr Pepper Inc.	571,564	13,243,138
Monster Beverage Corp.(b)	1,279,109	74,546,473

Security	Shares	Value
Beverages (continued)
PepsiCo Inc.	4,030,050	$450,559,590

		1,140,884,310
Biotechnology — 5.0%
AbbVie Inc.	4,860,035	459,662,110
Agios Pharmaceuticals Inc.(a)(b)	152,530	11,763,114
Alexion Pharmaceuticals Inc.(b)	570,888	79,359,141
Alkermes PLC(b)	490,242	20,805,871
Alnylam Pharmaceuticals Inc.(a)(b)	251,933	22,049,176
Amgen Inc.	1,954,143	405,074,302
Biogen Inc.(b)	611,670	216,109,128
BioMarin Pharmaceutical Inc.(a)(b)	567,124	54,994,014
Bluebird Bio Inc.(a)(b)	120,448	17,585,408
Celgene Corp.(b)	2,250,208	201,371,114
Exact Sciences Corp.(a)(b)	381,435	30,102,850
Exelixis Inc.(b)	929,554	16,471,697
Gilead Sciences Inc.	3,092,463	238,769,068
Incyte Corp.(b)	564,194	38,974,522
Ionis Pharmaceuticals Inc.(a)(b)	397,798	20,518,421
Neurocrine Biosciences Inc.(a)(b)	283,911	34,906,857
Regeneron Pharmaceuticals Inc.(b)	255,267	103,138,079
Sage Therapeutics Inc.(a)(b)	144,856	20,460,910
Sarepta Therapeutics Inc.(a)(b)	201,461	32,537,966
Seattle Genetics Inc.(a)(b)	341,929	26,369,565
TESARO Inc.(a)(b)	119,240	4,651,552
Vertex Pharmaceuticals Inc.(b)	817,530	157,570,732

		2,213,245,597
Building Products — 0.3%
Allegion PLC	250,518	22,689,415
AO Smith Corp.	453,090	24,181,413
Armstrong World Industries Inc.(b)	142,101	9,890,230
Fortune Brands Home & Security Inc.	192,275	10,067,519
Lennox International Inc.	107,506	23,479,311
Masco Corp.	671,975	24,594,285

		114,902,173
Capital Markets — 2.1%
Ameriprise Financial Inc.	74,683	11,027,692
Cboe Global Markets Inc.	330,384	31,703,649
Charles Schwab Corp. (The)	3,851,791	189,315,528
CME Group Inc.	97,604	16,613,177
E*TRADE Financial Corp.(b)	190,555	9,983,176
Eaton Vance Corp., NVS	371,707	19,536,920
Evercore Inc., Class A	128,131	12,883,572
FactSet Research Systems Inc.	120,831	27,031,103
Interactive Brokers Group Inc., Class A	215,737	11,932,413
Intercontinental Exchange Inc.	949,267	71,090,606
Lazard Ltd., Class A	338,281	16,281,464
LPL Financial Holdings Inc.	281,701	18,172,531
MarketAxess Holdings Inc.(a)	116,918	20,868,694
Moody’s Corp.	533,964	89,278,781
Morningstar Inc.	59,642	7,508,928
MSCI Inc.	278,353	49,382,606
Northern Trust Corp.	190,172	19,422,266
Raymond James Financial Inc.	123,339	11,353,355
S&P Global Inc.	805,550	157,396,414
SEI Investments Co.	430,230	26,287,053
State Street Corp.	77,904	6,526,797
T Rowe Price Group Inc.	703,865	76,847,981
TD Ameritrade Holding Corp.	906,673	47,899,535

11

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Virtu Financial Inc., Class A	124,426	$2,544,512

		950,888,753
Chemicals — 1.1%
Axalta Coating Systems Ltd.(a)(b)	274,046	7,991,181
Celanese Corp., Series A	274,351	31,276,014
Chemours Co. (The)	567,610	22,386,539
Ecolab Inc.	370,463	58,081,189
FMC Corp.	174,041	15,172,894
International Flavors & Fragrances Inc.	122,903	17,098,265
LyondellBasell Industries NV, Class A	493,945	50,634,302
NewMarket Corp.	23,877	9,682,362
Platform Specialty Products Corp.(a)(b)	362,187	4,516,472
PPG Industries Inc.	51,701	5,642,130
Praxair Inc.	822,843	132,255,556
RPM International Inc.	84,930	5,515,354
Scotts Miracle-Gro Co. (The)	63,048	4,963,769
Sherwin-Williams Co. (The)	266,757	121,430,454
Westlake Chemical Corp.	106,976	8,890,775
WR Grace & Co.	157,336	11,243,231

		506,780,487
Commercial Services & Supplies — 0.5%
Cintas Corp.	280,457	55,477,199
Copart Inc.(b)	648,918	33,438,745
KAR Auction Services Inc.	401,557	23,968,937
Republic Services Inc.	45,558	3,310,244
Rollins Inc.	310,043	18,816,510
Waste Management Inc.	1,171,125	105,822,855

		240,834,490
Communications Equipment — 0.4%
Arista Networks Inc.(a)(b)	182,946	48,638,024
F5 Networks Inc.(b)	194,894	38,865,761
Motorola Solutions Inc.	58,474	7,609,806
Palo Alto Networks Inc.(b)	287,884	64,848,750
Ubiquiti Networks Inc.(a)	61,244	6,054,582

		166,016,923
Construction & Engineering — 0.0%
Quanta Services Inc.(b)	138,223	4,613,884

Construction Materials — 0.2%
Eagle Materials Inc.	132,272	11,274,865
Martin Marietta Materials Inc.	183,517	33,390,918
Vulcan Materials Co.	397,938	44,250,706

		88,916,489
Consumer Finance — 0.6%
American Express Co.	1,550,155	165,076,006
Capital One Financial Corp.	118,964	11,293,253
Credit Acceptance Corp.(a)(b)	33,375	14,620,586
Discover Financial Services	501,913	38,371,249
OneMain Holdings Inc.(b)	17,288	581,050
Santander Consumer USA Holdings Inc.	47,597	953,844
Synchrony Financial	825,731	25,663,719

		256,559,707
Containers & Packaging — 0.3%
Avery Dennison Corp.	279,589	30,293,468
Berry Global Group Inc.(b)	210,234	10,173,223
Crown Holdings Inc.(a)(b)	412,052	19,778,496
Graphic Packaging Holding Co.	167,690	2,349,337
International Paper Co.	149,275	7,336,866
Packaging Corp. of America	298,031	32,691,021

Security	Shares	Value
Containers & Packaging (continued)
Sealed Air Corp.	281,704	$11,310,416
Silgan Holdings Inc.	82,955	2,306,149

		116,238,976
Distributors — 0.1%
LKQ Corp.(a)(b)	164,257	5,202,019
Pool Corp.	126,130	21,048,575

		26,250,594
Diversified Consumer Services — 0.2%
Bright Horizons Family Solutions Inc.(b)	154,006	18,148,067
Grand Canyon Education Inc.(b)	150,529	16,979,671
H&R Block Inc.	120,811	3,110,883
Service Corp. International/U.S.	264,956	11,711,055
ServiceMaster Global Holdings Inc.(b)	432,549	26,831,015

		76,780,691
Diversified Financial Services — 0.4%
Berkshire Hathaway Inc., Class B(b)	782,868	167,619,867
Voya Financial Inc.(a)	34,573	1,717,241

		169,337,108
Diversified Telecommunication Services — 0.0%
Zayo Group Holdings Inc.(b)	633,743	22,003,557

Electrical Equipment — 0.5%
AMETEK Inc.	139,788	11,060,026
Emerson Electric Co.	1,427,316	109,303,859
Hubbell Inc.	117,780	15,731,875
Rockwell Automation Inc.	393,265	73,745,053
Sensata Technologies Holding PLC(a)(b)	293,903	14,562,894

		224,403,707
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp., Class A	945,471	88,893,183
CDW Corp./DE	477,240	42,436,181
Cognex Corp.(a)	527,156	29,425,848
Coherent Inc.(a)(b)	56,519	9,732,007
FLIR Systems Inc.	38,500	2,366,595
IPG Photonics Corp.(a)(b)	114,926	17,936,501
Littelfuse Inc.(a)	63,859	12,637,057
National Instruments Corp.	285,829	13,814,116
Zebra Technologies Corp., Class A(b)	168,304	29,761,196

		247,002,684
Energy Equipment & Services — 0.3%
Halliburton Co.	2,796,154	113,328,122
RPC Inc.	66,652	1,031,773

		114,359,895
Entertainment — 2.9%
Activision Blizzard Inc.	2,414,368	200,851,274
Electronic Arts Inc.(b)	964,414	116,202,243
Lions Gate Entertainment Corp., Class A	11,502	280,534
Lions Gate Entertainment Corp., Class B, NVS	22,331	520,312
Live Nation Entertainment Inc.(a)(b)	441,559	24,051,718
Madison Square Garden Co. (The), Class A(b)	5,900	1,860,388
Netflix Inc.(b)	1,336,322	499,958,150
Take-Two Interactive Software Inc.(b)	213,614	29,476,596
Walt Disney Co. (The)	3,423,654	400,362,099

		1,273,563,314
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexandria Real Estate Equities Inc.(a)	25,679	3,230,161
American Tower Corp.	1,406,268	204,330,740
Colony Capital Inc.	85,193	518,825

12

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
CoreSite Realty Corp.	116,194	$12,913,801
Crown Castle International Corp.	999,913	111,320,314
Equinix Inc.	253,732	109,838,046
Equity LifeStyle Properties Inc.(a)	270,004	26,041,886
Extra Space Storage Inc.(a)	338,086	29,291,771
Gaming and Leisure Properties Inc.	231,171	8,148,778
Hudson Pacific Properties Inc.(a)	63,659	2,082,923
Lamar Advertising Co., Class A	244,754	19,041,861
Life Storage Inc.	8,299	789,733
Omega Healthcare Investors Inc.(a)	51,848	1,699,059
Public Storage(a)	475,313	95,837,360
SBA Communications Corp.(b)	365,918	58,777,408
Simon Property Group Inc.	906,803	160,277,430
Taubman Centers Inc.(a)	188,838	11,298,178

		855,438,274
Food & Staples Retailing — 1.0%
Costco Wholesale Corp.	1,401,179	329,108,923
Sprouts Farmers Market Inc.(b)	399,758	10,957,367
Sysco Corp.	1,525,343	111,731,375
U.S. Foods Holding Corp.(b)	40,535	1,249,289

		453,046,954
Food Products — 0.2%
Campbell Soup Co.	389,952	14,283,942
General Mills Inc.	96,434	4,138,947
Hershey Co. (The)	408,211	41,637,522
Kellogg Co.	396,054	27,731,701
McCormick & Co. Inc./MD, NVS	22,462	2,959,369
Post Holdings Inc.(b)	120,627	11,826,271

		102,577,752
Health Care Equipment & Supplies — 2.6%
ABIOMED Inc.(b)	137,080	61,651,730
Align Technology Inc.(b)	253,520	99,182,094
Baxter International Inc.	178,873	13,789,320
Becton Dickinson and Co.	77,294	20,173,734
Boston Scientific Corp.(b)	3,395,285	130,718,473
Cantel Medical Corp.(a)	117,183	10,787,867
Cooper Companies Inc. (The)(a)	24,605	6,819,276
DexCom Inc.(b)	280,383	40,105,984
Edwards Lifesciences Corp.(b)	672,693	117,115,851
Hill-Rom Holdings Inc.	136,772	12,911,277
ICU Medical Inc.(b)	49,609	14,026,945
IDEXX Laboratories Inc.(b)	275,812	68,859,224
Insulet Corp.(a)(b)	186,005	19,707,230
Integra LifeSciences Holdings Corp.(a)(b)	178,769	11,775,514
Intuitive Surgical Inc.(a)(b)	360,229	206,771,446
Masimo Corp.(b)	143,726	17,899,636
Penumbra Inc.(b)	97,638	14,616,409
ResMed Inc.	452,066	52,141,292
Stryker Corp.	1,095,113	194,579,678
Teleflex Inc.	27,703	7,371,491
Varian Medical Systems Inc.(a)(b)	291,643	32,643,601
West Pharmaceutical Services Inc.	53,954	6,661,700

		1,160,309,772
Health Care Providers & Services — 3.3%
Aetna Inc.	372,332	75,527,546
AmerisourceBergen Corp.	504,729	46,546,108
Centene Corp.(b)	576,330	83,441,057
Chemed Corp.	49,324	15,762,964
Cigna Corp.	302,033	62,898,372

Security	Shares	Value
Health Care Providers & Services (continued)
DaVita Inc.(b)	215,878	$15,463,341
Encompass Health Corp.	311,973	24,318,295
Envision Healthcare Corp.(b)	74,948	3,427,372
Express Scripts Holding Co.(b)	146,864	13,953,549
HCA Healthcare Inc.	634,938	88,332,575
Henry Schein Inc.(a)(b)	71,746	6,100,562
Humana Inc.	418,471	141,660,803
Laboratory Corp. of America Holdings(b)	19,293	3,350,808
McKesson Corp.	78,272	10,382,781
Molina Healthcare Inc.(a)(b)	165,561	24,618,921
Premier Inc., Class A(a)(b)	53,771	2,461,636
UnitedHealth Group Inc.	3,065,710	815,601,489
WellCare Health Plans Inc.(b)	149,454	47,898,513

		1,481,746,692
Health Care Technology — 0.2%
athenahealth Inc.(b)	127,500	17,034,000
Cerner Corp.(b)	451,900	29,106,879
Veeva Systems Inc., Class A(b)	382,672	41,661,501

		87,802,380
Hotels, Restaurants & Leisure — 1.9%
Chipotle Mexican Grill Inc.(a)(b)	78,482	35,671,639
Choice Hotels International Inc.	112,677	9,385,994
Darden Restaurants Inc.	199,115	22,139,597
Domino’s Pizza Inc.	135,793	40,031,776
Dunkin’ Brands Group Inc.	263,994	19,461,638
Extended Stay America Inc.	366,365	7,411,564
Hilton Grand Vacations Inc.(b)	308,258	10,203,340
Hilton Worldwide Holdings Inc.	896,962	72,456,590
International Game Technology PLC	17,607	347,738
Las Vegas Sands Corp.	699,463	41,499,140
Marriott International Inc./MD, Class A	921,155	121,620,095
McDonald’s Corp.	483,199	80,834,361
MGM Resorts International	147,357	4,112,734
Six Flags Entertainment Corp.	227,519	15,885,376
Starbucks Corp.	4,211,988	239,409,398
Vail Resorts Inc.	127,940	35,109,295
Wendy’s Co. (The)	594,153	10,183,782
Wyndham Destinations Inc.	310,573	13,466,445
Wyndham Hotels & Resorts Inc.(a)	311,906	17,332,616
Wynn Resorts Ltd.	331,350	42,101,331
Yum China Holdings Inc.	99,261	3,485,054
Yum! Brands Inc.	296,382	26,944,088

		869,093,591
Household Durables — 0.2%
DR Horton Inc.	645,194	27,214,283
Lennar Corp., Class A	493,804	23,055,709
Lennar Corp., Class B	26,597	1,023,985
NVR Inc.(b)	10,076	24,895,781
PulteGroup Inc.	262,921	6,512,553
Tempur Sealy International Inc.(a)(b)	147,649	7,810,632
Toll Brothers Inc.	235,014	7,762,512

		98,275,455
Household Products — 0.6%
Church & Dwight Co. Inc.	660,866	39,235,614
Clorox Co. (The)	357,802	53,816,999
Colgate-Palmolive Co.	505,867	33,867,796
Energizer Holdings Inc.	108,063	6,337,895
Kimberly-Clark Corp.	970,652	110,304,893

13

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Household Products (continued)
Spectrum Brands Holdings Inc.(a)	60,150	$4,494,408

		248,057,605
Industrial Conglomerates — 1.3%
3M Co.	1,526,227	321,591,291
Honeywell International Inc.	1,484,382	247,001,165
Roper Technologies Inc.	60,495	17,919,224

		586,511,680
Insurance — 0.9%
Alleghany Corp.	5,378	3,509,306
American International Group Inc.	413,165	21,996,905
Aon PLC	781,403	120,164,153
Arch Capital Group Ltd.(b)	196,406	5,854,863
Axis Capital Holdings Ltd.	28,240	1,629,731
Brown & Brown Inc.	41,806	1,236,204
Erie Indemnity Co., Class A, NVS	58,246	7,428,112
Everest Re Group Ltd.	50,930	11,635,977
Markel Corp.(a)(b)	3,719	4,419,994
Marsh & McLennan Companies Inc.	761,568	62,996,905
Progressive Corp. (The)	1,857,288	131,941,740
RenaissanceRe Holdings Ltd.	12,342	1,648,644
Travelers Companies Inc. (The)	168,092	21,803,213

		396,265,747
Interactive Media & Services — 8.4%
Alphabet Inc., Class A(b)	958,160	1,156,575,773
Alphabet Inc., Class C, NVS(b)	976,588	1,165,528,480
Facebook Inc., Class A(b)	7,626,893	1,254,318,823
IAC/InterActiveCorp.(b)	239,261	51,852,644
Match Group Inc.(a)(b)	165,362	9,576,113
TripAdvisor Inc.(a)(b)	331,930	16,951,665
Twitter Inc.(a)(b)	2,262,226	64,382,952
Zillow Group Inc., Class A(b)	134,089	5,926,734
Zillow Group Inc., Class C, NVS(a)(b)	282,408	12,496,554

		3,737,609,738
Internet & Direct Marketing Retail — 6.9%
Amazon.com Inc.(b)	1,303,917	2,611,745,751
Booking Holdings Inc.(b)	152,018	301,603,712
eBay Inc.(b)	652,365	21,541,093
Expedia Group Inc.	386,054	50,372,326
GrubHub Inc.(b)	287,794	39,894,004
Wayfair Inc., Class A(b)	183,630	27,116,642

		3,052,273,528
IT Services — 8.7%
Accenture PLC, Class A	2,062,067	350,963,803
Akamai Technologies Inc.(b)	495,540	36,248,751
Alliance Data Systems Corp.	153,735	36,306,058
Automatic Data Processing Inc.	1,412,446	212,799,114
Black Knight Inc.(b)	454,998	23,637,146
Booz Allen Hamilton Holding Corp.	423,092	20,998,056
Broadridge Financial Solutions Inc.	370,745	48,919,803
Cognizant Technology Solutions Corp., Class A	1,686,734	130,131,528
CoreLogic Inc./U.S.(b)	167,999	8,300,831
EPAM Systems Inc.(a)(b)	161,762	22,274,627
Euronet Worldwide Inc.(b)	78,874	7,904,752
Fidelity National Information Services Inc.	89,306	9,740,605
First Data Corp., Class A(b)	1,736,987	42,504,072
Fiserv Inc.(b)	1,297,906	106,921,496
FleetCor Technologies Inc.(b)	281,164	64,060,406
Gartner Inc.(a)(b)	282,517	44,778,945
Genpact Ltd.	165,970	5,080,342

Security	Shares	Value
IT Services (continued)
Global Payments Inc.	510,348	$65,018,335
GoDaddy Inc., Class A(b)	511,276	42,635,306
International Business Machines Corp.	2,118,508	320,339,595
Jack Henry & Associates Inc.	245,351	39,275,788
Mastercard Inc., Class A	2,946,486	655,917,248
Okta Inc.(a)(b)	273,114	19,216,301
Paychex Inc.	1,031,410	75,963,347
PayPal Holdings Inc.(b)	3,809,871	334,659,069
Sabre Corp.	654,395	17,066,622
Square Inc., Class A(b)	919,007	90,990,883
Switch Inc., Class A	117,393	1,267,844
Teradata Corp.(a)(b)	273,040	10,296,338
Total System Services Inc.	578,324	57,103,712
Twilio Inc., Class A(b)	228,341	19,701,261
VeriSign Inc.(b)	338,343	54,175,481
Visa Inc., Class A	5,733,885	860,598,800
Western Union Co. (The)	405,466	7,728,182
WEX Inc.(a)(b)	131,467	26,393,315
Worldpay Inc., Class A(b)	82,757	8,380,801

		3,878,298,563
Leisure Products — 0.1%
Brunswick Corp./DE	26,721	1,790,841
Hasbro Inc.	292,374	30,734,355
Mattel Inc.(a)	242,503	3,807,297
Polaris Industries Inc.	189,646	19,144,764

		55,477,257
Life Sciences Tools & Services — 0.8%
Bio-Techne Corp.	118,390	24,164,583
Bruker Corp.	134,741	4,507,087
Charles River Laboratories International Inc.(b)	108,009	14,531,531
Illumina Inc.(b)	470,279	172,620,610
Mettler-Toledo International Inc.(a)(b)	80,042	48,743,977
PRA Health Sciences Inc.(b)	181,644	20,015,352
Thermo Fisher Scientific Inc.	76,079	18,569,362
Waters Corp.(b)	227,453	44,280,550

		347,433,052
Machinery — 2.2%
Allison Transmission Holdings Inc.	367,036	19,089,543
Caterpillar Inc.	1,710,819	260,882,789
Cummins Inc.	175,775	25,675,454
Deere & Co.	1,037,595	155,981,656
Donaldson Co. Inc.	384,907	22,424,682
Fortive Corp.(a)	907,266	76,391,797
Gardner Denver Holdings Inc.(b)	111,335	3,155,234
Graco Inc.	527,333	24,436,611
IDEX Corp.	229,742	34,612,930
Illinois Tool Works Inc.	1,071,319	151,184,537
Ingersoll-Rand PLC	427,198	43,702,356
Lincoln Electric Holdings Inc.	200,668	18,750,418
Middleby Corp. (The)(a)(b)	102,463	13,253,589
Nordson Corp.(a)	172,411	23,947,888
Parker-Hannifin Corp.	76,225	14,020,064
Toro Co. (The)	327,591	19,645,632
WABCO Holdings Inc.(b)	170,567	20,116,672
Wabtec Corp./DE(a)	98,664	10,347,880
Welbilt Inc.(a)(b)	414,329	8,651,190
Xylem Inc./NY	319,413	25,511,516

		971,782,438

14

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Media — 0.6%
AMC Networks Inc., Class A(a)(b)	141,101	$9,360,640
Cable One Inc.	13,704	12,108,991
CBS Corp., Class B, NVS	1,058,952	60,836,792
Charter Communications Inc., Class A(a)(b)	394,740	128,637,871
Interpublic Group of Companies Inc. (The)	124,868	2,855,731
Omnicom Group Inc.	468,926	31,896,347
Sirius XM Holdings Inc.(a)	4,100,992	25,918,270

		271,614,642
Metals & Mining — 0.0%
Royal Gold Inc.	85,550	6,592,483
Southern Copper Corp.	262,703	11,333,007
Steel Dynamics Inc.	110,437	4,990,648

		22,916,138
Multiline Retail — 0.3%
Dollar General Corp.	861,755	94,189,822
Dollar Tree Inc.(b)	127,333	10,384,006
Nordstrom Inc.	378,469	22,636,231

		127,210,059
Oil, Gas & Consumable Fuels — 0.6%
Anadarko Petroleum Corp.	551,989	37,209,578
Antero Resources Corp.(a)(b)	409,963	7,260,445
Apache Corp.	76,892	3,665,442
Cabot Oil & Gas Corp.	1,026,794	23,123,401
Cheniere Energy Inc.(b)	515,380	35,813,756
Cimarex Energy Co.	37,350	3,471,309
Concho Resources Inc.(b)	81,025	12,376,569
Continental Resources Inc./OK(a)(b)	134,266	9,167,682
Diamondback Energy Inc.	81,909	11,073,278
EOG Resources Inc.	208,377	26,582,654
Kosmos Energy Ltd.(a)(b)	145,926	1,364,408
Newfield Exploration Co.(a)(b)	231,085	6,662,180
ONEOK Inc.	541,158	36,685,101
Parsley Energy Inc., Class A(b)	588,371	17,209,852
Pioneer Natural Resources Co.	300,262	52,302,638

		283,968,293
Personal Products — 0.2%
Estee Lauder Companies Inc. (The), Class A	698,183	101,459,953
Herbalife Nutrition Ltd.(b)	65,740	3,586,117
Nu Skin Enterprises Inc., Class A	54,085	4,457,686

		109,503,756
Pharmaceuticals — 1.9%
Bristol-Myers Squibb Co.	2,790,382	173,226,915
Catalent Inc.(b)	109,346	4,980,710
Eli Lilly & Co.	1,883,258	202,092,416
Jazz Pharmaceuticals PLC(b)	172,230	28,957,030
Johnson & Johnson	1,549,962	214,158,249
Merck & Co. Inc.	569,717	40,415,724
Nektar Therapeutics(a)(b)	497,930	30,353,813
Zoetis Inc.	1,552,351	142,133,258

		836,318,115
Professional Services — 0.5%
CoStar Group Inc.(b)	114,545	48,205,118
Dun & Bradstreet Corp. (The)	51,816	7,384,298
Equifax Inc.	103,315	13,489,840
Robert Half International Inc.	383,403	26,983,903
TransUnion	590,618	43,457,672
Verisk Analytics Inc.(a)(b)	515,323	62,122,188

		201,643,019

Security	Shares	Value
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(b)	487,435	$21,495,884
Howard Hughes Corp. (The)(a)(b)	50,028	6,214,478

		27,710,362
Road & Rail — 1.2%
CSX Corp.	1,232,148	91,240,559
Genesee & Wyoming Inc., Class A(b)	40,022	3,641,602
JB Hunt Transport Services Inc.	277,570	33,014,176
Landstar System Inc.	130,953	15,976,266
Old Dominion Freight Line Inc.(a)	209,909	33,849,925
Schneider National Inc., Class B	24,903	622,077
Union Pacific Corp.	2,180,429	355,039,254

		533,383,859
Semiconductors & Semiconductor Equipment — 4.2%
Advanced Micro Devices Inc.(a)(b)	2,918,405	90,149,531
Analog Devices Inc.	186,028	17,200,149
Applied Materials Inc.	3,227,879	124,757,523
Broadcom Inc.	828,229	204,348,941
Cypress Semiconductor Corp.	787,981	11,417,845
KLA-Tencor Corp.	501,732	51,031,162
Lam Research Corp.	506,168	76,785,686
Marvell Technology Group Ltd.	488,088	9,420,098
Maxim Integrated Products Inc.	894,905	50,463,693
Microchip Technology Inc.(a)	739,029	58,316,778
Micron Technology Inc.(b)	2,904,039	131,349,684
MKS Instruments Inc.	172,448	13,821,707
Monolithic Power Systems Inc.	129,563	16,264,043
NVIDIA Corp.	1,866,660	524,568,793
NXP Semiconductors NV	58,226	4,978,323
ON Semiconductor Corp.(a)(b)	1,349,844	24,877,625
Skyworks Solutions Inc.	405,175	36,753,424
Teradyne Inc.	97,524	3,606,438
Texas Instruments Inc.	3,141,644	337,066,985
Universal Display Corp.(a)	137,878	16,255,816
Versum Materials Inc.	346,312	12,470,695
Xilinx Inc.	818,354	65,607,440

		1,881,512,379
Software — 10.6%
2U Inc.(a)(b)	172,002	12,932,830
Adobe Systems Inc.(b)	1,576,585	425,599,121
ANSYS Inc.(b)	267,901	50,011,759
Aspen Technology Inc.(b)	215,358	24,531,430
Atlassian Corp. PLC, Class A(a)(b)	294,236	28,287,849
Autodesk Inc.(b)	590,370	92,162,661
Cadence Design Systems Inc.(b)	890,316	40,349,121
CDK Global Inc.	412,554	25,809,378
Ceridian HCM Holding Inc.(a)(b)	75,296	3,164,691
Citrix Systems Inc.(b)	433,362	48,172,520
Dell Technologies Inc., Class V(b)	46,193	4,486,264
DocuSign Inc.(a)(b)	106,393	5,593,080
Fair Isaac Corp.(b)	91,779	20,976,090
FireEye Inc.(a)(b)	398,566	6,775,622
Fortinet Inc.(b)	443,262	40,899,785
Guidewire Software Inc.(a)(b)	254,783	25,735,631
Intuit Inc.	781,772	177,774,953
LogMeIn Inc.	108,374	9,656,123
Manhattan Associates Inc.(a)(b)	209,829	11,456,663
Microsoft Corp.	23,020,464	2,632,850,468
Nutanix Inc., Class A(a)(b)	339,344	14,496,776
Oracle Corp.	874,079	45,067,513

15

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Paycom Software Inc.(a)(b)	158,162	$24,579,956
Pegasystems Inc.	119,906	7,506,116
Pluralsight Inc., Class A(a)(b)	62,169	1,989,408
Proofpoint Inc.(b)	160,297	17,044,380
PTC Inc.(b)	375,038	39,825,285
RealPage Inc.(a)(b)	230,807	15,210,181
Red Hat Inc.(b)	568,794	77,515,246
RingCentral Inc., Class A(b)	214,233	19,934,381
salesforce.com Inc.(b)	2,262,701	359,837,340
ServiceNow Inc.(a)(b)	560,504	109,651,397
Splunk Inc.(b)	465,305	56,260,028
SS&C Technologies Holdings Inc.	614,453	34,919,364
Synopsys Inc.(b)	44,287	4,367,141
Tableau Software Inc., Class A(a)(b)	224,372	25,071,327
Tyler Technologies Inc.(b)	120,013	29,410,386
Ultimate Software Group Inc. (The)(a)(b)	97,566	31,434,790
VMware Inc., Class A(b)	224,119	34,976,011
Workday Inc., Class A(a)(b)	465,145	67,901,867
Zendesk Inc.(b)	334,002	23,714,142

		4,727,939,074
Specialty Retail — 4.0%
Advance Auto Parts Inc.(a)	68,761	11,574,539
AutoZone Inc.(b)	73,773	57,225,716
Best Buy Co. Inc.	196,815	15,619,238
Burlington Stores Inc.(a)(b)	212,655	34,645,753
CarMax Inc.(a)(b)	342,586	25,580,897
Floor & Decor Holdings Inc., Class A(a)(b)	155,045	4,677,708
Gap Inc. (The)	43,264	1,248,166
Home Depot Inc. (The)	3,696,648	765,760,633
L Brands Inc.	139,176	4,217,033
Lowe’s Companies Inc.	2,618,239	300,626,202
Michaels Companies Inc. (The)(a)(b)	54,303	881,338
O’Reilly Automotive Inc.(b)	253,205	87,943,160
Ross Stores Inc.	1,186,089	117,541,420
Tiffany & Co.	69,056	8,906,152
TJX Companies Inc. (The)	2,010,783	225,247,912
Tractor Supply Co.	388,993	35,351,684
Ulta Salon Cosmetics & Fragrance Inc.(b)	183,148	51,669,714
Urban Outfitters Inc.(b)	235,382	9,627,124
Williams-Sonoma Inc.	60,898	4,002,216

		1,762,346,605
Technology Hardware, Storage & Peripherals — 8.1%
Apple Inc.	15,503,943	3,499,860,093
NCR Corp.(a)(b)	309,119	8,782,071
NetApp Inc.	841,889	72,309,846
Pure Storage Inc., Class A(a)(b)	524,149	13,601,666

		3,594,553,676
Textiles, Apparel & Luxury Goods — 1.2%
Carter’s Inc.	147,334	14,527,132
Columbia Sportswear Co.	12,125	1,128,474
Hanesbrands Inc.	1,143,486	21,074,447
Lululemon Athletica Inc.(b)	315,384	51,246,746
Michael Kors Holdings Ltd.(b)	245,206	16,811,323
NIKE Inc., Class B	4,023,896	340,904,469
Skechers U.S.A. Inc., Class A(b)	199,762	5,579,353
Tapestry Inc.	180,928	9,095,251
Under Armour Inc., Class A(a)(b)	450,147	9,552,119
Under Armour Inc., Class C, NVS(b)	459,325	8,938,465

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	800,536	$74,810,089

		553,667,868
Tobacco — 0.8%
Altria Group Inc.	6,072,359	366,223,971

Trading Companies & Distributors — 0.4%
Air Lease Corp.	28,577	1,311,113
Fastenal Co.	923,836	53,600,965
HD Supply Holdings Inc.(b)	176,764	7,563,732
MSC Industrial Direct Co. Inc., Class A	65,617	5,781,514
United Rentals Inc.(b)	266,059	43,527,252
Univar Inc.(b)	54,997	1,686,208
Watsco Inc.	81,677	14,546,674
WW Grainger Inc.	146,250	52,271,212

		180,288,670
Wireless Telecommunication Services — 0.1%
T-Mobile U.S. Inc.(b)	646,364	45,361,825

Total Common Stocks — 99.9%
(Cost: $29,001,640,389)		44,428,651,488

Short-Term Investments

Money Market Funds — 2.2%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	805,620,309	805,861,995
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	182,585,776	182,585,776

		988,447,771

Total Short-Term Investments — 2.2%
(Cost: $988,275,579)		988,447,771

Total Investments in Securities — 102.1%
(Cost: $29,989,915,968)		45,417,099,259
Other Assets, Less Liabilities — (2.1)%		(915,969,912)

Net Assets — 100.0%		$44,501,129,347

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

16

Schedule of Investments (unaudited)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.6%
Arconic Inc.	1,194,282	$26,286,147
Curtiss-Wright Corp.	111,859	15,371,664
General Dynamics Corp.	392,681	80,389,654
Hexcel Corp.	188,910	12,666,416
Huntington Ingalls Industries Inc.	17,350	4,442,988
L3 Technologies Inc.	216,033	45,932,936
Lockheed Martin Corp.	59,651	20,636,860
Rockwell Collins Inc.	389,316	54,687,219
Teledyne Technologies Inc.(a)	97,471	24,044,146
Textron Inc.	568,180	40,607,825
United Technologies Corp.	2,063,625	288,515,411

		613,581,266
Airlines — 0.7%
Alaska Air Group Inc.	331,749	22,844,236
American Airlines Group Inc.	1,138,088	47,037,177
Copa Holdings SA, Class A, NVS	86,232	6,884,763
Delta Air Lines Inc.	1,318,953	76,275,052
JetBlue Airways Corp.(a)	853,551	16,524,747
Southwest Airlines Co.	418,559	26,139,010
United Continental Holdings Inc.(a)	673,354	59,968,907

		255,673,892
Auto Components — 0.2%
Adient PLC	258,194	10,149,606
Aptiv PLC	96,441	8,091,400
BorgWarner Inc.	577,119	24,689,151
Gentex Corp.	242,987	5,214,501
Goodyear Tire & Rubber Co. (The)	647,506	15,145,165
Lear Corp.	159,823	23,174,335
Visteon Corp.(a)(b)	29,978	2,784,956

		89,249,114
Automobiles — 0.7%
Ford Motor Co.	10,750,858	99,445,437
General Motors Co.	3,608,179	121,487,387
Harley-Davidson Inc.	459,757	20,826,992
Thor Industries Inc.	24,099	2,017,086

		243,776,902
Banks — 11.4%
Associated Banc-Corp.	466,702	12,134,252
Bank of America Corp.	25,656,999	755,855,191
Bank of Hawaii Corp.	115,016	9,075,913
Bank OZK(b)	334,596	12,701,264
BankUnited Inc.	286,942	10,157,747
BB&T Corp.	2,145,300	104,132,862
BOK Financial Corp.	71,515	6,956,979
CIT Group Inc.	313,180	16,163,220
Citigroup Inc.	6,937,746	497,713,898
Citizens Financial Group Inc.	1,310,477	50,545,098
Comerica Inc.	445,639	40,196,638
Commerce Bancshares Inc.	261,866	17,288,393
Cullen/Frost Bankers Inc.	157,694	16,469,561
East West Bancorp. Inc.	368,640	22,254,797
F.N.B. Corp.	890,865	11,331,803
Fifth Third Bancorp.	1,836,699	51,280,636
First Citizens BancShares Inc./NC, Class A	21,800	9,859,704
First Hawaiian Inc.	294,003	7,985,122
First Horizon National Corp.	893,908	15,428,852
First Republic Bank/CA	443,242	42,551,232

Security	Shares	Value
Banks (continued)
Huntington Bancshares Inc./OH	3,024,554	$45,126,346
JPMorgan Chase & Co.	9,216,749	1,040,017,957
KeyCorp	2,899,997	57,680,940
M&T Bank Corp.	397,928	65,475,073
PacWest Bancorp.	337,771	16,094,788
People’s United Financial Inc.	954,935	16,348,487
Pinnacle Financial Partners Inc.	117,481	7,066,482
PNC Financial Services Group Inc. (The)(c)	1,278,453	174,112,514
Popular Inc.	278,025	14,248,781
Prosperity Bancshares Inc.	183,586	12,731,689
Regions Financial Corp.	3,033,864	55,671,404
Signature Bank/New York NY	55,706	6,397,277
Sterling Bancorp./DE	615,024	13,530,528
SunTrust Banks Inc.	1,278,906	85,418,132
SVB Financial Group(a)	33,709	10,477,768
Synovus Financial Corp.	290,139	13,285,465
TCF Financial Corp.	454,793	10,828,621
Texas Capital Bancshares Inc.(a)	49,968	4,129,855
U.S. Bancorp.	4,236,582	223,733,895
Umpqua Holdings Corp.	604,886	12,581,629
Webster Financial Corp.	252,156	14,867,118
Wells Fargo & Co.	11,963,058	628,778,329
Western Alliance Bancorp.(a)(b)	107,634	6,123,298
Wintrust Financial Corp.	153,974	13,078,552
Zions BanCorp.	527,908	26,474,586

		4,284,362,676
Beverages — 0.5%
Coca-Cola Co. (The)	2,361,283	109,067,662
Molson Coors Brewing Co., Class B	479,463	29,486,974
PepsiCo Inc.	439,130	49,094,734

		187,649,370
Biotechnology — 0.4%
Agios Pharmaceuticals Inc.(a)(b)	10,500	809,760
Alexion Pharmaceuticals Inc.(a)	100,491	13,969,254
Alnylam Pharmaceuticals Inc.(a)	28,335	2,479,879
Amgen Inc.	105,273	21,822,040
Biogen Inc.(a)	28,827	10,184,867
Bluebird Bio Inc.(a)	45,841	6,692,786
Gilead Sciences Inc.	907,108	70,037,809
United Therapeutics Corp.(a)	118,485	15,151,862

		141,148,257
Building Products — 0.4%
Allegion PLC	45,054	4,080,541
Fortune Brands Home & Security Inc.	227,835	11,929,441
Johnson Controls International PLC	2,545,102	89,078,570
Lennox International Inc.	5,875	1,283,100
Masco Corp.	270,841	9,912,781
Owens Corning	302,424	16,412,550
USG Corp.(a)	224,898	9,740,332

		142,437,315
Capital Markets — 3.2%
Affiliated Managers Group Inc.	146,561	20,037,820
Ameriprise Financial Inc.	327,036	48,290,136
Bank of New York Mellon Corp. (The)	2,548,050	129,925,069
BGC Partners Inc., Class A	722,661	8,541,853
BlackRock Inc.(c)	339,317	159,930,281
Cboe Global Markets Inc.	22,524	2,161,403
CME Group Inc.	851,633	144,956,453
E*TRADE Financial Corp.(a)(b)	553,979	29,022,960

17

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
Franklin Resources Inc.	850,226	$25,855,373
Goldman Sachs Group Inc. (The)	975,177	218,673,690
Interactive Brokers Group Inc., Class A(b)	17,453	965,325
Intercontinental Exchange Inc.	757,313	56,715,171
Invesco Ltd.	1,121,458	25,658,959
Lazard Ltd., Class A	30,415	1,463,874
Legg Mason Inc.	231,035	7,215,223
Morgan Stanley	3,388,851	157,818,791
Nasdaq Inc.	317,959	27,280,882
Northern Trust Corp.	415,809	42,466,573
Raymond James Financial Inc.	255,431	23,512,424
State Street Corp.	968,839	81,169,331
T Rowe Price Group Inc.	45,637	4,982,648

		1,216,644,239
Chemicals — 2.6%
Air Products & Chemicals Inc.	603,850	100,873,143
Albemarle Corp.	296,882	29,622,886
Ashland Global Holdings Inc.	171,985	14,422,662
Axalta Coating Systems Ltd.(a)(b)	344,749	10,052,881
Cabot Corp.	167,363	10,497,007
Celanese Corp., Series A	137,121	15,631,794
CF Industries Holdings Inc.	643,746	35,045,532
DowDuPont Inc.	6,398,256	411,471,843
Eastman Chemical Co.	388,198	37,158,313
Ecolab Inc.	383,268	60,088,757
FMC Corp.	219,457	19,132,261
Huntsman Corp.	602,066	16,394,257
International Flavors & Fragrances Inc.	144,544	20,108,961
LyondellBasell Industries NV, Class A	459,760	47,129,998
Mosaic Co. (The)	968,913	31,470,294
Olin Corp.	460,462	11,824,664
Platform Specialty Products Corp.(a)(b)	306,204	3,818,364
PPG Industries Inc.	622,980	67,985,807
Praxair Inc.	84,127	13,521,733
RPM International Inc.	288,818	18,755,841
Scotts Miracle-Gro Co. (The)	56,364	4,437,538
Valvoline Inc.	522,420	11,237,254
Westlake Chemical Corp.	7,737	643,022
WR Grace & Co.	46,906	3,351,903

		994,676,715
Commercial Services & Supplies — 0.2%
ADT Inc.(b)	291,248	2,734,819
Clean Harbors Inc.(a)	142,051	10,168,010
KAR Auction Services Inc.	23,765	1,418,533
Republic Services Inc.	567,483	41,233,315
Stericycle Inc.(a)(b)	228,663	13,417,945
Waste Management Inc.	181,079	16,362,298

		85,334,920
Communications Equipment — 2.0%
ARRIS International PLC(a)(b)	467,108	12,140,137
Cisco Systems Inc.	12,973,730	631,171,964
CommScope Holding Co. Inc.(a)	523,838	16,113,257
EchoStar Corp., Class A(a)	131,846	6,113,699
Juniper Networks Inc.	939,041	28,143,059
Motorola Solutions Inc.	396,880	51,649,963

		745,332,079
Construction & Engineering — 0.2%
AECOM(a)(b)	440,558	14,388,624
Fluor Corp.	387,120	22,491,672

Security	Shares	Value
Construction & Engineering (continued)
Jacobs Engineering Group Inc.	351,914	$26,921,421
Quanta Services Inc.(a)(b)	292,897	9,776,902
Valmont Industries Inc.	60,897	8,434,235

		82,012,854
Construction Materials — 0.0%
Eagle Materials Inc.	15,751	1,342,615
Martin Marietta Materials Inc.	14,198	2,583,326
Vulcan Materials Co.	20,680	2,299,616

		6,225,557
Consumer Finance — 0.9%
Ally Financial Inc.	1,163,856	30,783,991
American Express Co.	619,285	65,947,660
Capital One Financial Corp.	1,211,782	115,034,465
Credit Acceptance Corp.(a)(b)	2,430	1,064,510
Discover Financial Services	510,343	39,015,722
Navient Corp.	721,368	9,724,041
OneMain Holdings Inc.(a)	195,786	6,580,367
Santander Consumer USA Holdings Inc.	277,742	5,565,950
SLM Corp.(a)	1,200,764	13,388,519
Synchrony Financial	1,331,667	41,388,210

		328,493,435
Containers & Packaging — 0.6%
AptarGroup Inc.	171,574	18,485,383
Ardagh Group SA	50,965	850,606
Ball Corp.	932,035	41,000,220
Bemis Co. Inc.	249,846	12,142,516
Berry Global Group Inc.(a)	181,367	8,776,349
Graphic Packaging Holding Co.	708,473	9,925,707
International Paper Co.	998,404	49,071,556
Owens-Illinois Inc.(a)	426,926	8,021,939
Sealed Air Corp.	199,489	8,009,483
Silgan Holdings Inc.	141,521	3,934,284
Sonoco Products Co.	271,332	15,058,926
WestRock Co.	702,091	37,519,743

		212,796,712
Distributors — 0.2%
Genuine Parts Co.	394,775	39,240,635
LKQ Corp.(a)	730,970	23,149,820

		62,390,455
Diversified Consumer Services — 0.1%
Bright Horizons Family Solutions Inc.(a)	24,462	2,882,602
Graham Holdings Co., Class B	11,568	6,701,342
H&R Block Inc.	458,206	11,798,805
Service Corp. International/U.S.	249,906	11,045,845

		32,428,594
Diversified Financial Services — 2.8%
AXA Equitable Holdings Inc.	379,938	8,149,670
Berkshire Hathaway Inc., Class B(a)	4,665,970	999,030,837
Jefferies Financial Group Inc.(b)	825,973	18,138,367
Voya Financial Inc.	412,609	20,494,289

		1,045,813,163
Diversified Telecommunication Services — 3.6%
AT&T Inc.	20,031,990	672,674,224
CenturyLink Inc.	2,638,145	55,928,674
Verizon Communications Inc.	11,400,034	608,647,816

		1,337,250,714
Electric Utilities — 3.3%
Alliant Energy Corp.	639,374	27,218,151

18

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electric Utilities (continued)
American Electric Power Co. Inc.	1,358,786	$96,310,752
Avangrid Inc.	154,826	7,420,810
Duke Energy Corp.	1,964,653	157,211,533
Edison International	871,802	59,003,559
Entergy Corp.	499,361	40,513,158
Evergy Inc.	748,006	41,080,490
Eversource Energy	868,062	53,333,729
Exelon Corp.	2,657,384	116,021,385
FirstEnergy Corp.	1,336,038	49,660,532
Hawaiian Electric Industries Inc.	298,698	10,630,662
NextEra Energy Inc.	1,297,603	217,478,263
OGE Energy Corp.	550,474	19,993,216
PG&E Corp.	1,419,297	65,301,855
Pinnacle West Capital Corp.	308,334	24,413,886
PPL Corp.	1,921,456	56,221,803
Southern Co. (The)	2,789,500	121,622,200
Xcel Energy Inc.	1,396,426	65,925,272

		1,229,361,256
Electrical Equipment — 0.7%
Acuity Brands Inc.	109,690	17,243,268
AMETEK Inc.	509,251	40,291,939
Eaton Corp. PLC	1,203,622	104,390,136
Emerson Electric Co.	502,738	38,499,676
GrafTech International Ltd.	168,304	3,283,611
Hubbell Inc.	48,697	6,504,458
nVent Electric PLC	443,997	12,058,959
Regal Beloit Corp.	116,198	9,580,525
Sensata Technologies Holding PLC(a)	205,056	10,160,525

		242,013,097
Electronic Equipment, Instruments & Components — 0.6%
Arrow Electronics Inc.(a)	240,089	17,699,361
Avnet Inc.	323,241	14,471,500
Coherent Inc.(a)(b)	19,327	3,327,916
Corning Inc.	2,195,976	77,517,953
Dolby Laboratories Inc., Class A	172,396	12,062,548
FLIR Systems Inc.	337,662	20,756,083
Jabil Inc.	449,457	12,171,296
Keysight Technologies Inc.(a)	516,540	34,236,271
Littelfuse Inc.(b)	11,232	2,222,700
National Instruments Corp.	57,288	2,768,729
Trimble Inc.(a)	688,350	29,915,691

		227,150,048
Energy Equipment & Services — 1.0%
Apergy Corp.(a)(b)	216,384	9,425,687
Baker Hughes a GE Co.	1,133,244	38,337,645
Helmerich & Payne Inc.	292,933	20,145,002
Nabors Industries Ltd.	941,469	5,799,449
National Oilwell Varco Inc.(b)	1,046,487	45,082,660
Patterson-UTI Energy Inc.	603,279	10,322,104
RPC Inc.	99,239	1,536,220
Schlumberger Ltd.	3,819,499	232,683,879
Transocean Ltd.(a)(b)	1,183,614	16,511,415
Weatherford International PLC(a)(b)	2,748,088	7,447,318

		387,291,379
Entertainment — 1.2%
Cinemark Holdings Inc.	295,456	11,877,331
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	65,507	2,330,739

Security	Shares	Value
Entertainment (continued)
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	544,627	$20,254,678
Lions Gate Entertainment Corp., Class A(b)	125,906	3,070,847
Lions Gate Entertainment Corp., Class B, NVS(b)	245,818	5,727,560
Madison Square Garden Co. (The), Class A(a)	45,751	14,426,205
Take-Two Interactive Software Inc.(a)	126,880	17,508,171
Twenty-First Century Fox Inc., Class A, NVS	2,874,997	133,198,611
Twenty-First Century Fox Inc., Class B	1,341,885	61,485,171
Viacom Inc., Class A	31,810	1,162,656
Viacom Inc., Class B, NVS	976,633	32,971,130
Walt Disney Co. (The)	1,166,828	136,448,866
Zynga Inc., Class A(a)(b)	2,111,003	8,465,122

		448,927,087
Equity Real Estate Investment Trusts (REITs) — 4.5%
Alexandria Real Estate Equities Inc.	263,562	33,153,464
American Campus Communities Inc.(b)	375,891	15,471,674
American Homes 4 Rent, Class A	713,486	15,618,209
Apartment Investment & Management Co., Class A	430,881	19,014,779
Apple Hospitality REIT Inc.	597,727	10,454,245
AvalonBay Communities Inc.	378,960	68,648,604
Boston Properties Inc.	423,570	52,137,231
Brandywine Realty Trust	484,583	7,617,645
Brixmor Property Group Inc.	832,397	14,575,271
Brookfield Property REIT Inc., Class A	430,005	9,000,005
Camden Property Trust(b)	245,030	22,927,457
Colony Capital Inc.	1,272,131	7,747,278
Columbia Property Trust Inc.	326,433	7,716,876
Corporate Office Properties Trust(b)	284,920	8,499,164
Crown Castle International Corp.	281,511	31,340,620
CubeSmart	514,557	14,680,311
CyrusOne Inc.	270,491	17,149,129
DDR Corp.(b)	419,763	5,620,627
Digital Realty Trust Inc.(b)	564,147	63,455,255
Douglas Emmett Inc.	444,175	16,754,281
Duke Realty Corp.	985,652	27,962,947
Empire State Realty Trust Inc., Class A	371,868	6,176,727
EPR Properties(b)	201,434	13,780,100
Equity Commonwealth(a)	323,999	10,397,128
Equity Residential	985,050	65,269,413
Essex Property Trust Inc.	181,525	44,784,033
Extra Space Storage Inc.(b)	44,782	3,879,912
Federal Realty Investment Trust	201,271	25,454,743
Forest City Realty Trust Inc., Class A	587,550	14,741,630
Gaming and Leisure Properties Inc.	356,042	12,550,481
HCP Inc.	1,298,936	34,187,996
Healthcare Trust of America Inc., Class A(b)	562,705	15,007,342
Highwoods Properties Inc.	280,494	13,256,146
Hospitality Properties Trust	449,067	12,951,092
Host Hotels & Resorts Inc.(b)	2,022,633	42,677,556
Hudson Pacific Properties Inc.(b)	373,009	12,204,854
Invitation Homes Inc.(b)	824,377	18,886,477
Iron Mountain Inc.	784,421	27,078,213
JBG SMITH Properties	289,508	10,662,580
Kilroy Realty Corp.	267,432	19,172,200
Kimco Realty Corp.(b)	1,122,140	18,784,624
Lamar Advertising Co., Class A(b)	21,375	1,662,975
Liberty Property Trust	406,949	17,193,595
Life Storage Inc.(b)	119,379	11,360,106
Macerich Co. (The)	375,341	20,752,604
Medical Properties Trust Inc.(b)	1,001,336	14,929,920

19

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Mid-America Apartment Communities Inc.	313,183	$31,374,673
National Retail Properties Inc.(b)	432,442	19,382,050
Omega Healthcare Investors Inc.(b)	495,809	16,247,661
Outfront Media Inc.	370,462	7,390,717
Paramount Group Inc.	572,052	8,632,265
Park Hotels & Resorts Inc.(b)	546,749	17,944,302
Prologis Inc.	1,724,287	116,889,416
Rayonier Inc.	355,873	12,032,066
Realty Income Corp.	796,539	45,315,104
Regency Centers Corp.	419,511	27,129,776
Retail Properties of America Inc., Class A	604,622	7,370,342
Retail Value Inc.(a)	44,909	1,468,075
Senior Housing Properties Trust	648,953	11,395,615
Simon Property Group Inc.(b)	69,808	12,338,564
SL Green Realty Corp.(b)	230,162	22,447,700
Spirit Realty Capital Inc.(b)	1,180,633	9,515,902
STORE Capital Corp.(b)	512,177	14,233,399
Sun Communities Inc.	230,363	23,391,059
UDR Inc.	732,908	29,631,470
Uniti Group Inc.(a)(b)	454,976	9,167,766
Ventas Inc.	976,316	53,092,064
VEREIT Inc.	2,676,473	19,431,194
VICI Properties Inc.	1,026,915	22,201,902
Vornado Realty Trust	475,962	34,745,226
Weingarten Realty Investors	329,554	9,807,527
Welltower Inc.	1,021,664	65,713,428
Weyerhaeuser Co.	2,078,686	67,079,197
WP Carey Inc.(b)	292,091	18,784,372

		1,691,500,351
Food & Staples Retailing — 1.7%
Casey’s General Stores Inc.	99,886	12,896,281
Kroger Co. (The)	2,184,415	63,588,321
U.S. Foods Holding Corp.(a)	559,401	17,240,739
Walgreens Boots Alliance Inc.	2,331,154	169,941,126
Walmart Inc.	3,931,648	369,221,064

		632,887,531
Food Products — 2.0%
Archer-Daniels-Midland Co.	1,533,236	77,075,774
Bunge Ltd.	388,909	26,721,937
Campbell Soup Co.	151,650	5,554,940
Conagra Brands Inc.	1,072,159	36,421,241
Flowers Foods Inc.	494,826	9,233,453
General Mills Inc.	1,544,272	66,280,154
Hain Celestial Group Inc. (The)(a)(b)	262,966	7,131,638
Hershey Co. (The)	34,869	3,556,638
Hormel Foods Corp.	750,468	29,568,439
Ingredion Inc.	194,646	20,430,044
JM Smucker Co. (The)	303,861	31,179,177
Kellogg Co.	342,826	24,004,677
Kraft Heinz Co. (The)	1,660,025	91,483,978
Lamb Weston Holdings Inc.	404,377	26,931,508
McCormick & Co. Inc./MD, NVS	316,110	41,647,492
Mondelez International Inc., Class A	3,990,510	171,432,310
Pilgrim’s Pride Corp.(a)(b)	146,012	2,641,357
Pinnacle Foods Inc.	326,911	21,187,102
Post Holdings Inc.(a)(b)	76,229	7,473,491
Seaboard Corp.	715	2,652,679
TreeHouse Foods Inc.(a)(b)	150,271	7,190,467

Security	Shares	Value
Food Products (continued)
Tyson Foods Inc., Class A	797,686	$47,486,248

		757,284,744
Gas Utilities — 0.2%
Atmos Energy Corp.	300,530	28,222,772
National Fuel Gas Co.	224,082	12,562,037
UGI Corp.	476,945	26,460,909

		67,245,718
Health Care Equipment & Supplies — 3.8%
Abbott Laboratories	4,714,769	345,875,454
Baxter International Inc.	1,223,558	94,324,086
Becton Dickinson and Co.	663,439	173,157,579
Boston Scientific Corp.(a)	879,550	33,862,675
Cooper Companies Inc. (The)(b)	112,268	31,115,076
Danaher Corp.	1,702,970	185,044,720
DENTSPLY SIRONA Inc.	601,769	22,710,762
Hill-Rom Holdings Inc.	64,045	6,045,848
Hologic Inc.(a)	748,773	30,684,718
Integra LifeSciences Holdings Corp.(a)(b)	45,165	2,975,019
Medtronic PLC	3,728,755	366,797,629
STERIS PLC	230,907	26,415,761
Teleflex Inc.(b)	101,772	27,080,512
West Pharmaceutical Services Inc.	155,184	19,160,568
Zimmer Biomet Holdings Inc.	559,053	73,498,698

		1,438,749,105
Health Care Providers & Services — 2.9%
Acadia Healthcare Co. Inc.(a)(b)	238,759	8,404,317
Aetna Inc.	562,255	114,053,427
Anthem Inc.	716,882	196,461,512
Cardinal Health Inc.	858,044	46,334,376
Centene Corp.(a)	64,995	9,409,976
Cigna Corp.	390,392	81,299,134
CVS Health Corp.	2,800,363	220,444,575
DaVita Inc.(a)	171,206	12,263,486
Envision Healthcare Corp.(a)	266,075	12,167,610
Express Scripts Holding Co.(a)	1,419,912	134,905,839
HCA Healthcare Inc.	219,652	30,557,986
Henry Schein Inc.(a)(b)	360,877	30,685,371
Humana Inc.	19,390	6,563,903
Laboratory Corp. of America Holdings(a)	263,019	45,681,140
McKesson Corp.	481,317	63,846,700
MEDNAX Inc.(a)(b)	246,945	11,522,454
Molina Healthcare Inc.(a)(b)	26,300	3,910,810
Premier Inc., Class A(a)(b)	96,866	4,434,525
Quest Diagnostics Inc.	374,902	40,455,675
Universal Health Services Inc., Class B	230,119	29,418,413
WellCare Health Plans Inc.(a)	9,204	2,949,790

		1,105,771,019
Health Care Technology — 0.1%
Cerner Corp.(a)	484,252	31,190,671

Hotels, Restaurants & Leisure — 1.8%
Aramark	674,029	28,996,728
Caesars Entertainment Corp.(a)(b)	1,639,237	16,802,179
Carnival Corp.	1,113,690	71,020,011
Darden Restaurants Inc.	169,683	18,867,053
Extended Stay America Inc.	208,831	4,224,651
Hyatt Hotels Corp., Class A(b)	116,909	9,304,787
International Game Technology PLC	256,697	5,069,766
Las Vegas Sands Corp.	385,101	22,848,042

20

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
McDonald’s Corp.	1,724,940	$288,565,213
MGM Resorts International	1,252,091	34,945,860
Norwegian Cruise Line Holdings Ltd.(a)	556,496	31,959,565
Royal Caribbean Cruises Ltd.	458,332	59,555,660
Yum China Holdings Inc.	927,379	32,560,277
Yum! Brands Inc.	619,319	56,302,290

		681,022,082
Household Durables — 0.4%
DR Horton Inc.	393,038	16,578,343
Garmin Ltd.	314,308	22,017,275
Leggett & Platt Inc.	361,569	15,833,107
Lennar Corp., Class A	362,694	16,934,183
Lennar Corp., Class B	20,007	770,269
Mohawk Industries Inc.(a)	170,083	29,824,054
Newell Brands Inc.	1,207,929	24,520,959
PulteGroup Inc.	488,200	12,092,714
Toll Brothers Inc.	191,236	6,316,525
Whirlpool Corp.	174,988	20,779,825

		165,667,254
Household Products — 2.0%
Church & Dwight Co. Inc.	102,576	6,089,937
Clorox Co. (The)	46,587	7,007,151
Colgate-Palmolive Co.	1,911,330	127,963,544
Energizer Holdings Inc.	69,159	4,056,175
Kimberly-Clark Corp.	125,123	14,218,978
Procter & Gamble Co. (The)	6,864,350	571,319,850
Spectrum Brands Holdings Inc.(b)	60,658	4,532,366

		735,188,001
Independent Power and Renewable Electricity Producers — 0.2%
AES Corp./VA	1,826,169	25,566,366
NRG Energy Inc.	828,619	30,990,351
Vistra Energy Corp.(a)	1,132,791	28,183,840

		84,740,557
Industrial Conglomerates — 1.4%
3M Co.	259,131	54,601,493
Carlisle Companies Inc.	160,641	19,566,074
General Electric Co.	23,754,354	268,186,657
Honeywell International Inc.	778,396	129,525,094
Roper Technologies Inc.	226,330	67,041,209

		538,920,527
Insurance — 4.2%
Aflac Inc.	2,104,924	99,078,775
Alleghany Corp.	35,003	22,840,508
Allstate Corp. (The)	952,380	93,999,906
American Financial Group Inc./OH	198,213	21,995,697
American International Group Inc.	2,097,649	111,678,833
American National Insurance Co.	20,420	2,640,102
Arch Capital Group Ltd.(a)	898,996	26,799,071
Arthur J Gallagher & Co.	497,944	37,066,951
Aspen Insurance Holdings Ltd.	162,980	6,812,564
Assurant Inc.	144,802	15,631,376
Assured Guaranty Ltd.	292,882	12,368,407
Athene Holding Ltd., Class A(a)	438,345	22,644,903
Axis Capital Holdings Ltd.	202,068	11,661,344
Brighthouse Financial Inc.(a)(b)	331,472	14,664,321
Brown & Brown Inc.	597,624	17,671,742
Chubb Ltd.	1,276,846	170,637,699
Cincinnati Financial Corp.	423,618	32,538,099
CNA Financial Corp.	75,587	3,450,546

Security	Shares	Value
Insurance (continued)
Erie Indemnity Co., Class A, NVS	15,747	$2,008,215
Everest Re Group Ltd.	67,579	15,439,774
Fidelity National Financial Inc.	728,552	28,668,521
First American Financial Corp.	293,382	15,135,577
Hanover Insurance Group Inc. (The)	116,936	14,426,394
Hartford Financial Services Group Inc. (The)	980,393	48,980,434
Lincoln National Corp.	602,915	40,793,229
Loews Corp.	765,867	38,469,499
Markel Corp.(a)	34,191	40,635,662
Marsh & McLennan Companies Inc.	742,548	61,423,571
Mercury General Corp.	75,360	3,780,058
MetLife Inc.	2,327,481	108,739,912
Old Republic International Corp.	781,369	17,487,038
Principal Financial Group Inc.	780,808	45,747,541
Prudential Financial Inc.	1,156,572	117,183,875
Reinsurance Group of America Inc.	175,064	25,307,252
RenaissanceRe Holdings Ltd.	100,178	13,381,777
Torchmark Corp.	290,956	25,222,976
Travelers Companies Inc. (The)	596,951	77,430,514
Unum Group	568,889	22,226,493
White Mountains Insurance Group Ltd.(b)	8,213	7,686,300
Willis Towers Watson PLC	361,118	50,895,971
WR Berkley Corp.	262,213	20,958,685

		1,566,210,112
Interactive Media & Services — 0.0%
Zillow Group Inc., Class A(a)(b)	40,321	1,782,188
Zillow Group Inc., Class C, NVS(a)(b)	86,906	3,845,591

		5,627,779
Internet & Direct Marketing Retail — 0.3%
eBay Inc.(a)	2,011,054	66,405,003
Qurate Retail Inc.(a)	1,171,405	26,016,905

		92,421,908
IT Services — 1.3%
Akamai Technologies Inc.(a)	28,848	2,110,231
Amdocs Ltd.	394,452	26,025,943
Booz Allen Hamilton Holding Corp.	22,254	1,104,466
Cognizant Technology Solutions Corp., Class A	158,030	12,192,015
Conduent Inc.(a)	525,656	11,837,773
CoreLogic Inc./U.S.(a)	84,005	4,150,687
DXC Technology Co.	773,387	72,327,152
Euronet Worldwide Inc.(a)(b)	67,521	6,766,955
Fidelity National Information Services Inc.	830,683	90,602,595
Genpact Ltd.	262,216	8,026,432
International Business Machines Corp.	711,407	107,571,852
Leidos Holdings Inc.	394,843	27,307,342
Sabre Corp.	137,933	3,597,293
Teradata Corp.(a)(b)	97,049	3,659,718
Western Union Co. (The)	891,175	16,985,795
Worldpay Inc., Class A(a)	750,712	76,024,604

		470,290,853
Leisure Products — 0.1%
Brunswick Corp./DE	216,087	14,482,151
Hasbro Inc.	68,140	7,162,877
Mattel Inc.(b)	739,981	11,617,701

		33,262,729
Life Sciences Tools & Services — 1.2%
Agilent Technologies Inc.	884,611	62,400,460
Bio-Rad Laboratories Inc., Class A(a)	57,535	18,007,880
Bruker Corp.	165,156	5,524,468

21

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Charles River Laboratories International Inc.(a)	36,921	$4,967,351
IQVIA Holdings Inc.(a)	449,163	58,274,407
PerkinElmer Inc.(b)	303,581	29,529,324
QIAGEN NV(a)(b)	611,832	23,176,196
Thermo Fisher Scientific Inc.	1,039,662	253,760,701
Waters Corp.(a)	15,454	3,008,585

		458,649,372
Machinery — 1.4%
AGCO Corp.	183,744	11,169,798
Caterpillar Inc.	129,961	19,817,753
Colfax Corp.(a)(b)	235,404	8,488,668
Crane Co.	137,937	13,566,104
Cummins Inc.	269,498	39,365,573
Donaldson Co. Inc.	26,157	1,523,907
Dover Corp.	396,644	35,114,893
Flowserve Corp.	361,089	19,747,957
Fortive Corp.(b)	69,644	5,864,025
Gardner Denver Holdings Inc.(a)	196,844	5,578,559
Gates Industrial Corp. PLC(a)(b)	122,558	2,389,881
IDEX Corp.	12,759	1,922,271
Ingersoll-Rand PLC	309,525	31,664,408
ITT Inc.	241,121	14,771,072
Middleby Corp. (The)(a)(b)	62,448	8,077,649
Nordson Corp.	10,540	1,464,006
Oshkosh Corp.	197,850	14,094,834
PACCAR Inc.	942,213	64,249,504
Parker-Hannifin Corp.	300,016	55,181,943
Pentair PLC	435,332	18,871,642
Snap-on Inc.	153,990	28,272,564
Stanley Black & Decker Inc.	424,000	62,090,560
Terex Corp.	178,390	7,119,545
Timken Co. (The)	189,221	9,432,667
Trinity Industries Inc.	395,639	14,496,213
Wabtec Corp./DE(b)	151,750	15,915,540
Xylem Inc./NY	218,183	17,426,276

		527,677,812
Marine — 0.0%
Kirby Corp.(a)(b)	162,732	13,384,707

Media — 1.9%
Charter Communications Inc., Class A(a)(b)	141,004	45,950,384
Comcast Corp., Class A	12,590,278	445,821,744
Discovery Inc., Class A(a)(b)	424,571	13,586,272
Discovery Inc., Class C, NVS(a)	953,900	28,216,362
DISH Network Corp., Class A(a)(b)	612,845	21,915,337
GCI Liberty Inc., Class A(a)	278,156	14,185,956
Interpublic Group of Companies Inc. (The)	952,123	21,775,053
John Wiley & Sons Inc., Class A	122,269	7,409,501
Liberty Broadband Corp., Class A(a)(b)	70,416	5,938,181
Liberty Broadband Corp., Class C, NVS(a)(b)	287,270	24,216,861
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	232,563	10,102,537
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	460,423	20,005,379
News Corp., Class A, NVS	1,052,453	13,881,855
News Corp., Class B	334,082	4,543,515
Omnicom Group Inc.	205,585	13,983,892
Tribune Media Co., Class A	238,553	9,167,592

		700,700,421

Security	Shares	Value
Metals & Mining — 0.6%
Alcoa Corp.(a)	516,634	$20,872,014
Freeport-McMoRan Inc.	3,981,328	55,420,086
Newmont Mining Corp.	1,464,215	44,219,293
Nucor Corp.	872,836	55,381,444
Reliance Steel & Aluminum Co.	193,621	16,513,935
Royal Gold Inc.	105,721	8,146,860
Steel Dynamics Inc.	528,848	23,898,641
U.S. Steel Corp.(b)	486,556	14,830,227

		239,282,500
Mortgage Real Estate Investment — 0.3%
AGNC Investment Corp.(b)	1,321,309	24,615,987
Annaly Capital Management Inc.	3,504,402	35,850,033
Chimera Investment Corp.(b)	514,019	9,319,165
MFA Financial Inc.	1,227,963	9,025,528
New Residential Investment Corp.(b)	921,870	16,427,723
Starwood Property Trust Inc.(b)	721,783	15,532,770
Two Harbors Investment Corp.	674,480	10,069,986

		120,841,192
Multi-Utilities — 1.7%
Ameren Corp.	671,402	42,446,034
CenterPoint Energy Inc.	1,354,717	37,457,925
CMS Energy Corp.	777,775	38,110,975
Consolidated Edison Inc.	854,689	65,118,755
Dominion Energy Inc.	1,794,753	126,135,241
DTE Energy Co.	495,849	54,112,001
MDU Resources Group Inc.	535,372	13,753,707
NiSource Inc.	1,001,376	24,954,290
Public Service Enterprise Group Inc.	1,384,928	73,110,349
SCANA Corp.	393,346	15,297,226
Sempra Energy	753,661	85,728,939
Vectren Corp.	229,648	16,417,536
WEC Energy Group Inc.	865,850	57,804,146

		650,447,124
Multiline Retail — 0.6%
Dollar Tree Inc.(a)	533,735	43,526,089
Kohl’s Corp.	461,383	34,396,103
Macy’s Inc.	846,003	29,381,684
Target Corp.	1,477,582	130,337,508

		237,641,384
Oil, Gas & Consumable Fuels — 9.7%
Anadarko Petroleum Corp.	939,212	63,312,281
Andeavor	388,729	59,669,901
Antero Resources Corp.(a)(b)	311,046	5,508,625
Apache Corp.	981,256	46,776,474
Cabot Oil & Gas Corp.	308,479	6,946,947
Centennial Resource Development Inc./DE, Class A(a)(b)	509,520	11,133,012
Cheniere Energy Inc.(a)	190,697	13,251,535
Chesapeake Energy Corp.(a)	2,481,392	11,141,450
Chevron Corp.	5,249,328	641,887,828
Cimarex Energy Co.	227,116	21,108,161
CNX Resources Corp.(a)(b)	565,661	8,094,609
Concho Resources Inc.(a)	464,749	70,990,410
ConocoPhillips	3,226,399	249,723,283
Continental Resources Inc./OK(a)(b)	124,951	8,531,654
Devon Energy Corp.	1,397,431	55,813,394
Diamondback Energy Inc.	200,617	27,121,412
Energen Corp.(a)	241,182	20,782,653
EOG Resources Inc.	1,412,762	180,226,048

22

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
EQT Corp.	725,316	$32,080,727
Extraction Oil & Gas Inc.(a)(b)	305,178	3,445,460
Exxon Mobil Corp.	11,675,385	992,641,233
Hess Corp.	726,799	52,024,272
HollyFrontier Corp.	446,765	31,228,873
Kinder Morgan Inc./DE	5,225,998	92,656,945
Kosmos Energy Ltd.(a)	528,735	4,943,672
Marathon Oil Corp.	2,334,077	54,337,313
Marathon Petroleum Corp.	1,230,976	98,441,151
Murphy Oil Corp.	452,731	15,094,052
Newfield Exploration Co.(a)	349,574	10,078,218
Noble Energy Inc.	1,316,654	41,066,438
Occidental Petroleum Corp.	2,111,085	173,467,854
ONEOK Inc.	658,123	44,614,158
Parsley Energy Inc., Class A(a)	219,385	6,417,011
PBF Energy Inc., Class A	322,969	16,119,383
Phillips 66	1,158,077	130,538,439
Pioneer Natural Resources Co.	208,190	36,264,616
QEP Resources Inc.(a)	651,939	7,379,949
Range Resources Corp.(b)	581,912	9,886,685
SM Energy Co.(b)	306,277	9,656,914
Targa Resources Corp.	608,421	34,260,186
Valero Energy Corp.	1,185,797	134,884,409
Whiting Petroleum Corp.(a)	247,418	13,123,051
Williams Companies Inc. (The)	3,347,588	91,020,918
WPX Energy Inc.(a)	1,095,476	22,040,977

		3,659,732,581
Paper & Forest Products — 0.0%
Domtar Corp.	172,276	8,987,639

Personal Products — 0.1%
Coty Inc., Class A	1,285,663	16,147,927
Herbalife Nutrition Ltd.(a)(b)	244,630	13,344,567
Nu Skin Enterprises Inc., Class A	104,966	8,651,298

		38,143,792
Pharmaceuticals — 6.7%
Allergan PLC	933,557	177,823,937
Bristol-Myers Squibb Co.	2,109,154	130,936,280
Catalent Inc.(a)	301,010	13,711,006
Eli Lilly & Co.	1,008,707	108,244,348
Jazz Pharmaceuticals PLC(a)	13,142	2,209,565
Johnson & Johnson	6,067,022	838,280,430
Merck & Co. Inc.	6,844,144	485,523,575
Mylan NV(a)	1,407,904	51,529,287
Perrigo Co. PLC	351,268	24,869,774
Pfizer Inc.	15,989,218	704,644,837

		2,537,773,039
Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	58,150	8,286,956
Equifax Inc.	240,638	31,420,104
IHS Markit Ltd.(a)(b)	1,052,035	56,767,808
ManpowerGroup Inc.	176,710	15,189,992
Nielsen Holdings PLC	986,680	27,291,569

		138,956,429
Real Estate Management & Development — 0.1%
CBRE Group Inc., Class A(a)	455,279	20,077,804
Howard Hughes Corp. (The)(a)(b)	63,715	7,914,677
Jones Lang LaSalle Inc.	125,140	18,060,205

Security	Shares	Value
Real Estate Management & Development (continued)
Realogy Holdings Corp.(b)	331,583	$6,843,873

		52,896,559
Road & Rail — 0.9%
AMERCO	19,299	6,882,988
CSX Corp.	1,195,270	88,509,743
Genesee & Wyoming Inc., Class A(a)(b)	125,389	11,409,145
Kansas City Southern	282,381	31,988,120
Knight-Swift Transportation Holdings Inc.(b)	355,629	12,262,088
Norfolk Southern Corp.	777,810	140,394,705
Ryder System Inc.	143,645	10,496,140
Schneider National Inc., Class B	109,502	2,735,360
Union Pacific Corp.	163,773	26,667,158

		331,345,447
Semiconductors & Semiconductor Equipment — 3.4%
Analog Devices Inc.	856,222	79,166,286
Broadcom Inc.(b)	476,401	117,542,419
Cypress Semiconductor Corp.	306,513	4,441,373
First Solar Inc.(a)(b)	226,175	10,951,394
Intel Corp.	12,721,329	601,591,648
Marvell Technology Group Ltd.	1,099,732	21,224,828
Micron Technology Inc.(a)	687,641	31,102,002
NXP Semiconductors NV	897,217	76,712,053
Qorvo Inc.(a)	348,702	26,811,697
QUALCOMM Inc.	4,085,525	294,280,366
Skyworks Solutions Inc.	142,434	12,920,188
Teradyne Inc.	430,567	15,922,368

		1,292,666,622
Software — 1.8%
Aspen Technology Inc.(a)	10,643	1,212,344
Autodesk Inc.(a)(b)	96,916	15,129,557
CA Inc.	864,865	38,183,790
Dell Technologies Inc., Class V(a)	511,466	49,673,578
FireEye Inc.(a)(b)	174,653	2,969,101
LogMeIn Inc.	48,086	4,284,462
Microsoft Corp.	1,107,010	126,608,734
Nuance Communications Inc.(a)(b)	785,259	13,600,686
Oracle Corp.	6,972,465	359,500,295
Pluralsight Inc., Class A(a)(b)	12,708	406,656
SS&C Technologies Holdings Inc.	35,464	2,015,419
Symantec Corp.	1,693,681	36,041,532
Synopsys Inc.(a)	369,994	36,485,108

		686,111,262
Specialty Retail — 0.5%
Advance Auto Parts Inc.	136,285	22,940,854
AutoNation Inc.(a)(b)	153,044	6,358,978
AutoZone Inc.(a)(b)	9,319	7,228,748
Best Buy Co. Inc.	497,471	39,479,299
CarMax Inc.(a)(b)	193,654	14,460,144
Dick’s Sporting Goods Inc.	203,311	7,213,474
Foot Locker Inc.	316,149	16,117,276
Gap Inc. (The)	566,008	16,329,331
L Brands Inc.	520,116	15,759,515
Michaels Companies Inc. (The)(a)(b)	253,058	4,107,131
Penske Automotive Group Inc.	97,804	4,634,932
Tiffany & Co.	282,091	36,381,276
Williams-Sonoma Inc.	177,129	11,640,918

		202,651,876
Technology Hardware, Storage & Peripherals — 0.7%
Hewlett Packard Enterprise Co.	4,167,864	67,977,862

23

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
HP Inc.	4,439,985	$114,418,413
NCR Corp.(a)(b)	57,943	1,646,161
Western Digital Corp.	823,687	48,218,637
Xerox Corp.	615,851	16,615,660

		248,876,733
Textiles, Apparel & Luxury Goods — 0.4%
Columbia Sportswear Co.	73,981	6,885,412
Michael Kors Holdings Ltd.(a)	176,624	12,109,341
PVH Corp.	211,737	30,574,823
Ralph Lauren Corp.	151,610	20,853,955
Skechers U.S.A. Inc., Class A(a)	193,476	5,403,785
Tapestry Inc.	638,984	32,121,726
Under Armour Inc., Class A(a)(b)	118,295	2,510,220
Under Armour Inc., Class C, NVS(a)(b)	120,205	2,339,189
VF Corp.	205,502	19,204,162

		132,002,613
Thrifts & Mortgage Finance — 0.0%
New York Community Bancorp. Inc.	1,314,445	13,630,795
TFS Financial Corp.	136,602	2,050,396

		15,681,191
Tobacco — 0.9%
Philip Morris International Inc.	4,280,647	349,043,956

Trading Companies & Distributors — 0.1%
Air Lease Corp.	247,842	11,370,991
HD Supply Holdings Inc.(a)	358,849	15,355,149
MSC Industrial Direct Co. Inc., Class A	67,771	5,971,303
Univar Inc.(a)(b)	270,322	8,288,072
Watsco Inc.	17,328	3,086,117
WESCO International Inc.(a)	129,545	7,960,540

		52,032,172
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	219,404	10,121,107

Water Utilities — 0.2%
American Water Works Co. Inc.	495,922	43,626,259
Aqua America Inc.	491,228	18,126,313

		61,752,572
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,777,993	11,628,074
Telephone & Data Systems Inc.	269,467	8,199,881
T-Mobile U.S. Inc.(a)	294,395	20,660,641
U.S. Cellular Corp.(a)(b)	30,668	1,373,313

		41,861,909

Total Common Stocks — 99.7% (Cost: $32,444,591,916)		37,549,264,048

Short-Term Investments

Money Market Funds — 2.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	463,077,955	463,216,878

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	285,166,996	$285,166,997

		748,383,875

Total Short-Term Investments — 2.0%
(Cost: $748,307,047)		748,383,875

Total Investments in Securities — 101.7%
(Cost: $33,192,898,963)		38,297,647,923
Other Assets, Less Liabilities — (1.7)%		(654,779,837)

Net Assets — 100.0%		$37,642,868,086

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

24

Schedule of Investments (unaudited)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.4%
AAR Corp.	699,817	$33,514,235
Aerojet Rocketdyne Holdings Inc.(a)(b)	1,522,735	51,757,763
Aerovironment Inc.(a)(b)	463,689	52,011,995
Astronics Corp.(a)	466,182	20,278,917
Axon Enterprise Inc.(a)(b)	1,259,058	86,157,339
Cubic Corp.	559,586	40,877,757
Ducommun Inc.(a)	245,169	10,012,702
Engility Holdings Inc.(a)	387,961	13,962,716
Esterline Technologies Corp.(a)(b)	569,609	51,805,939
KeyW Holding Corp. (The)(a)(b)	1,029,202	8,912,889
KLX Inc.(a)	1,093,361	68,641,204
Kratos Defense & Security Solutions Inc.(a)(b)	1,902,976	28,125,985
Maxar Technologies Ltd.	1,235,506	40,858,184
Mercury Systems Inc.(a)(b)	1,025,646	56,738,737
Moog Inc., Class A	708,477	60,907,768
National Presto Industries Inc.	110,049	14,267,853
Sparton Corp.(a)	212,996	3,073,532
Triumph Group Inc.(b)	996,531	23,219,172
Vectrus Inc.(a)	254,881	7,949,738
Wesco Aircraft Holdings Inc.(a)(b)	1,160,120	13,051,350

		686,125,775
Air Freight & Logistics — 0.3%
Air Transport Services Group Inc.(a)(b)	1,284,989	27,588,714
Atlas Air Worldwide Holdings Inc.(a)(b)	507,311	32,341,076
Echo Global Logistics Inc.(a)(b)	604,010	18,694,110
Forward Air Corp.	644,009	46,175,445
Hub Group Inc., Class A(a)	710,837	32,414,167
Radiant Logistics Inc.(a)	843,431	4,984,677

		162,198,189
Airlines — 0.4%
Allegiant Travel Co.	278,103	35,263,460
Hawaiian Holdings Inc.	1,087,345	43,602,535
Mesa Air Group Inc.(a)(b)	210,942	2,923,656
SkyWest Inc.	1,115,821	65,721,857
Spirit Airlines Inc.(a)(b)	1,496,942	70,311,366

		217,822,874
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)(b)	2,401,482	41,881,846
Cooper Tire & Rubber Co.(b)	1,087,261	30,769,486
Cooper-Standard Holdings Inc.(a)(b)	388,679	46,633,706
Dana Inc.	3,193,461	59,621,917
Dorman Products Inc.(a)(b)	590,707	45,437,183
Fox Factory Holding Corp.(a)(b)	789,205	55,283,810
Gentherm Inc.(a)(b)	809,695	36,800,638
LCI Industries	532,727	44,109,796
Modine Manufacturing Co.(a)	1,093,867	16,298,618
Motorcar Parts of America Inc.(a)(b)	414,351	9,716,531
Shiloh Industries Inc.(a)	358,133	3,939,463
Standard Motor Products Inc.	461,755	22,727,581
Stoneridge Inc.(a)	605,613	17,998,818
Superior Industries International Inc.	557,441	9,504,369
Tenneco Inc.	1,107,039	46,650,624
Tower International Inc.	443,829	13,425,827

		500,800,213
Automobiles — 0.0%
Winnebago Industries Inc.(b)	679,863	22,537,458

Security	Shares	Value
Banks — 9.4%
1st Constitution Bancorp.(b)	161,730	$3,347,811
1st Source Corp.	349,575	18,394,636
Access National Corp.	335,366	9,091,772
ACNB Corp.	150,547	5,600,348
Allegiance Bancshares Inc.(a)(b)	259,691	10,829,115
Amalgamated Bank, Class A(a)(b)	212,801	4,104,931
American National Bankshares Inc.	179,755	7,010,445
Ameris Bancorp.	928,711	42,442,093
Ames National Corp.	200,219	5,455,968
Arrow Financial Corp.	267,547	9,899,239
Atlantic Capital Bancshares Inc.(a)	562,414	9,420,434
Auburn National BanCorp. Inc.(b)	52,111	1,996,894
Banc of California Inc.	907,048	17,143,207
BancFirst Corp.	397,330	23,819,933
Bancorp. Inc. (The)(a)	1,114,276	10,685,907
BancorpSouth Bank	2,050,354	67,046,576
Bank of Commerce Holdings	371,637	4,533,971
Bank of Marin Bancorp.	149,940	12,579,966
Bank of NT Butterfield & Son Ltd. (The)	1,203,961	62,437,417
Bank of Princeton (The)(a)(b)	126,913	3,875,923
Bankwell Financial Group Inc.	141,871	4,449,075
Banner Corp.	658,021	40,909,166
Bar Harbor Bankshares	347,553	9,981,722
Baycom Corp.(a)(b)	225,564	6,018,048
BCB Bancorp. Inc.	298,969	4,140,721
Berkshire Hills Bancorp. Inc.	881,166	35,863,456
Blue Hills Bancorp. Inc.	515,861	12,432,250
Boston Private Financial Holdings Inc.	1,737,895	23,722,267
Bridge Bancorp. Inc.	365,741	12,142,601
Brookline Bancorp. Inc.	1,722,961	28,773,449
Bryn Mawr Bank Corp.	439,517	20,613,347
Business First Bancshares Inc.(b)	209,295	5,556,782
Byline Bancorp Inc.(a)(b)	363,086	8,242,052
C&F Financial Corp.	73,159	4,298,091
Cadence BanCorp.(b)	1,583,201	41,353,210
Cambridge Bancorp.(b)	81,361	7,321,676
Camden National Corp.	340,374	14,785,847
Capital City Bank Group Inc.	261,173	6,095,778
Capstar Financial Holdings Inc.(b)	182,085	3,040,820
Carolina Financial Corp.(b)	460,301	17,362,554
Cathay General Bancorp.	1,701,175	70,496,692
CB Financial Services Inc.(b)	102,982	3,176,995
CBTX Inc.	396,842	14,103,765
CenterState Bank Corp.	2,003,837	56,207,628
Central Pacific Financial Corp.	552,590	14,604,954
Central Valley Community Bancorp.	254,005	5,489,048
Century Bancorp. Inc./MA, Class A, NVS	63,967	4,621,616
Chemical Financial Corp.	1,568,412	83,753,201
Chemung Financial Corp.	76,523	3,246,871
Citizens & Northern Corp.	275,315	7,199,487
City Holding Co.	325,987	25,035,802
Civista Bancshares Inc.	305,060	7,348,895
CNB Financial Corp./PA	318,498	9,191,852
Coastal Financial Corp/WA(a)	138,138	2,348,346
Codorus Valley Bancorp. Inc.	201,607	6,298,203
Columbia Banking System Inc.	1,596,260	61,887,000
Community Bank System Inc.	1,096,243	66,947,560
Community Bankers Trust Corp.(a)(b)	460,905	4,055,964
Community Financial Corp. (The)	105,749	3,535,189
Community Trust Bancorp. Inc.	345,271	16,003,311

25

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
ConnectOne Bancorp. Inc.	670,861	$15,932,949
County Bancorp. Inc.(b)	117,897	2,959,215
Customers Bancorp. Inc.(a)(b)	646,654	15,215,769
CVB Financial Corp.	2,418,782	53,987,214
Eagle Bancorp. Inc.(a)(b)	689,936	34,910,762
Enterprise Bancorp. Inc./MA	217,038	7,463,937
Enterprise Financial Services Corp.(b)	501,072	26,581,870
Equity Bancshares Inc., Class A(a)(b)	294,663	11,568,469
Esquire Financial Holdings Inc.(a)	131,603	3,284,811
Evans Bancorp. Inc.	109,166	5,125,344
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	199,104	8,479,839
Farmers National Banc Corp.	555,575	8,500,297
FB Financial Corp.(b)	357,681	14,013,942
FCB Financial Holdings Inc., Class A(a)	929,395	44,053,323
Fidelity D&D Bancorp. Inc.(b)	61,604	4,249,444
Fidelity Southern Corp.	478,890	11,866,894
Financial Institutions Inc.	338,492	10,628,649
First Bancorp. Inc./ME	235,815	6,831,561
First BanCorp./Puerto Rico(a)	4,682,710	42,612,661
First Bancorp./Southern Pines NC(b)	644,894	26,124,656
First Bancshares Inc. (The)(b)	272,972	10,659,557
First Bank/Hamilton NJ(b)	359,733	4,730,489
First Busey Corp.	963,705	29,923,040
First Business Financial Services Inc.	188,774	4,375,781
First Choice Bancorp.(b)	195,989	5,309,342
First Commonwealth Financial Corp.	2,126,430	34,320,580
First Community Bancshares Inc./VA	358,869	12,158,482
First Community Corp./SC	158,087	3,825,705
First Connecticut Bancorp. Inc./Farmington CT	319,425	9,439,009
First Financial Bancorp.	2,080,434	61,788,890
First Financial Bankshares Inc.	1,427,391	84,358,808
First Financial Corp./IN	262,598	13,182,420
First Financial Northwest Inc.	179,932	2,981,473
First Foundation Inc.(a)(b)	833,735	13,022,941
First Guaranty Bancshares Inc.	108,454	2,786,183
First Internet Bancorp.	213,695	6,507,013
First Interstate BancSystem Inc., Class A(b)	715,059	32,034,643
First Merchants Corp.	1,078,049	48,501,425
First Mid-Illinois Bancshares Inc.	262,306	10,578,801
First Midwest Bancorp. Inc.	2,240,130	59,565,057
First Northwest Bancorp.(a)(b)	219,090	3,373,986
First of Long Island Corp. (The)	541,483	11,777,255
First Savings Financial Group Inc.	40,164	2,742,398
First United Corp.(b)	150,569	2,830,697
Flushing Financial Corp.	604,205	14,742,602
Franklin Financial Network Inc.(a)(b)	281,861	11,020,765
Fulton Financial Corp.	3,745,351	62,360,094
German American Bancorp. Inc.	470,905	16,613,528
Glacier Bancorp. Inc.	1,751,608	75,476,789
Great Southern Bancorp. Inc.	246,964	13,669,457
Great Western Bancorp. Inc.	1,290,542	54,447,967
Green Bancorp. Inc.	579,452	12,805,889
Guaranty Bancorp.	556,874	16,539,158
Guaranty Bancshares Inc./TX	171,942	5,197,807
Hancock Holding Co.	1,866,545	88,754,215
Hanmi Financial Corp.	649,732	16,178,327
HarborOne Bancorp Inc.(a)(b)	320,020	6,118,782
Heartland Financial USA Inc.(b)	640,130	37,159,546
Heritage Commerce Corp.	880,680	13,139,746
Heritage Financial Corp./WA	786,920	27,660,238

Security	Shares	Value
Banks (continued)
Hilltop Holdings Inc.	1,598,492	$32,241,584
Home BancShares Inc./AR	3,494,780	76,535,682
HomeTrust Bancshares Inc.(a)(b)	386,057	11,253,562
Hope Bancorp Inc.	2,665,376	43,099,130
Horizon Bancorp Inc./IN	816,082	16,117,619
Howard Bancorp. Inc.(a)(b)	288,093	5,099,246
IBERIABANK Corp.	1,217,379	99,033,782
Independent Bank Corp./MI	484,204	11,451,425
Independent Bank Corp./Rockland MA	594,108	49,073,321
Independent Bank Group Inc.(b)	459,101	30,438,396
International Bancshares Corp.	1,211,333	54,509,985
Investar Holding Corp.(b)	195,819	5,257,740
Investors Bancorp. Inc.	5,381,707	66,033,545
Lakeland Bancorp. Inc.	996,402	17,985,056
Lakeland Financial Corp.	537,867	25,000,058
LCNB Corp.	215,467	4,018,460
LegacyTexas Financial Group Inc.	1,035,422	44,108,977
Level One Bancorp. Inc.	30,712	853,794
Live Oak Bancshares Inc.(b)	561,020	15,035,336
Macatawa Bank Corp.	602,160	7,051,294
MB Financial Inc.	1,814,839	83,682,226
MBT Financial Corp.	382,406	4,321,188
Mercantile Bank Corp.	361,567	12,065,491
Metropolitan Bank Holding Corp.(a)(b)	143,708	5,909,273
Mid Penn Bancorp. Inc.	103,770	3,024,896
Middlefield Banc Corp.(b)	67,094	3,160,127
Midland States Bancorp. Inc.	464,923	14,924,028
MidSouth Bancorp. Inc.(b)	353,081	5,437,447
MidWestOne Financial Group Inc.	256,719	8,551,310
MutualFirst Financial Inc.	130,918	4,824,328
MVB Financial Corp.(b)	185,445	3,341,719
National Bank Holdings Corp., Class A	612,345	23,054,789
National Bankshares Inc.	155,824	7,082,201
National Commerce Corp.(a)(b)	390,163	16,113,732
NBT Bancorp. Inc.	939,473	36,056,974
Nicolet Bankshares Inc.(a)(b)	190,214	10,368,565
Northeast Bancorp.	177,233	3,845,956
Northrim BanCorp. Inc.	156,380	6,497,589
Norwood Financial Corp.	135,469	5,304,966
Oak Valley Bancorp.(b)	152,822	3,002,952
OFG Bancorp.	907,767	14,660,437
Ohio Valley Banc Corp.	97,885	3,587,485
Old Line Bancshares Inc.	345,376	10,927,697
Old National Bancorp./IN	3,286,549	63,430,396
Old Second Bancorp. Inc.(b)	663,162	10,245,853
Opus Bank	432,555	11,852,007
Origin Bancorp Inc.(b)	382,559	14,403,346
Orrstown Financial Services Inc.	160,395	3,817,401
Pacific City Financial Corp.(b)	256,930	4,969,026
Pacific Mercantile Bancorp.(a)(b)	370,981	3,468,672
Pacific Premier Bancorp. Inc.(a)(b)	997,046	37,090,111
Park National Corp.	295,293	31,171,129
Parke Bancorp. Inc.	156,298	3,508,890
Peapack Gladstone Financial Corp.	403,832	12,474,370
Penns Woods Bancorp. Inc.	98,341	4,272,916
Peoples Bancorp. Inc./OH	389,546	13,645,796
Peoples Bancorp. of North Carolina Inc.(b)	98,587	2,843,249
Peoples Financial Services Corp.	153,078	6,490,507
People’s Utah Bancorp.	338,987	11,508,609
Preferred Bank/Los Angeles CA	307,218	17,972,253

26

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Premier Financial Bancorp. Inc.	279,309	$5,164,423
QCR Holdings Inc.(b)	288,116	11,769,539
RBB Bancorp.	301,300	7,381,850
Reliant Bancorp Inc.(b)	222,618	5,692,342
Renasant Corp.	1,038,819	42,809,731
Republic Bancorp. Inc./KY, Class A	217,535	10,028,363
Republic First Bancorp. Inc.(a)(b)	1,041,301	7,445,302
S&T Bancorp. Inc.	751,576	32,588,335
Sandy Spring Bancorp. Inc.	757,498	29,777,246
SB One Bancorp.(b)	157,525	3,969,630
Seacoast Banking Corp. of Florida(a)(b)	1,002,029	29,259,247
Select Bancorp. Inc.(a)(b)	247,930	3,074,332
ServisFirst Bancshares Inc.(b)	1,025,557	40,150,557
Shore Bancshares Inc.	295,302	5,262,282
Sierra Bancorp.	310,819	8,982,669
Simmons First National Corp., Class A	1,976,015	58,193,642
SmartFinancial Inc.(a)	250,516	5,899,652
South State Corp.	792,223	64,962,286
Southern First Bancshares Inc.(a)(b)	151,248	5,944,046
Southern National Bancorp. of Virginia Inc.	460,287	7,456,649
Southside Bancshares Inc.	725,219	25,237,621
Spirit of Texas Bancshares Inc.(a)	45,879	990,528
State Bank Financial Corp.	820,983	24,777,267
Stock Yards Bancorp. Inc.	481,425	17,475,727
Summit Financial Group Inc.	252,358	5,857,229
Tompkins Financial Corp.	324,970	26,384,314
TowneBank/Portsmouth VA	1,452,703	44,815,888
TriCo Bancshares	564,127	21,786,585
TriState Capital Holdings Inc.(a)(b)	519,640	14,342,064
Triumph Bancorp. Inc.(a)(b)	514,230	19,643,586
Trustmark Corp.	1,464,700	49,287,155
UMB Financial Corp.	997,318	70,709,846
Union Bankshares Corp.	1,445,729	55,703,938
Union Bankshares Inc./Morrisville VT(b)	90,044	4,785,839
United Bankshares Inc./WV	2,178,667	79,194,545
United Community Banks Inc./GA	1,601,747	44,672,724
United Security Bancshares/Fresno CA	279,515	3,102,617
Unity Bancorp. Inc.	167,695	3,840,216
Univest Corp. of Pennsylvania	636,126	16,825,533
Valley National Bancorp.(b)	7,098,878	79,862,377
Veritex Holdings Inc.(a)(b)	500,961	14,157,158
Washington Trust Bancorp. Inc.	333,764	18,457,149
WesBanco Inc.	1,143,660	50,984,363
West Bancorp. Inc.	353,249	8,301,351
Westamerica Bancorp.	564,476	33,958,876

		4,677,496,886
Beverages — 0.3%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	185,198	53,244,425
Castle Brands Inc.(a)(b)	2,282,251	2,442,009
Celsius Holdings Inc.(a)(b)	503,464	2,028,960
Coca-Cola Bottling Co. Consolidated(b)	103,737	18,909,180
Craft Brew Alliance Inc.(a)(b)	297,746	4,868,147
MGP Ingredients Inc.(b)	291,556	23,027,093
National Beverage Corp.(a)(b)	259,438	30,255,660
Primo Water Corp.(a)(b)	717,191	12,945,297

		147,720,771
Biotechnology — 6.7%
Abeona Therapeutics Inc.(a)(b)	679,731	8,700,557
ACADIA Pharmaceuticals Inc.(a)(b)	2,169,198	45,032,550

Security	Shares	Value
Biotechnology (continued)
Acceleron Pharma Inc.(a)(b)	850,083	$48,650,250
Achaogen Inc.(a)(b)	640,215	2,554,458
Achillion Pharmaceuticals Inc.(a)(b)	3,110,333	11,446,025
Acorda Therapeutics Inc.(a)(b)	954,758	18,760,995
Adamas Pharmaceuticals Inc.(a)(b)	484,137	9,692,423
ADMA Biologics Inc.(a)(b)	416,746	2,587,993
Aduro Biotech Inc.(a)(b)	1,413,889	10,392,084
Adverum Biotechnologies Inc.(a)(b)	1,199,890	7,259,335
Aeglea BioTherapeutics Inc.(a)(b)	359,284	3,438,348
Agenus Inc.(a)(b)	1,783,936	3,817,623
Aimmune Therapeutics Inc.(a)(b)	954,823	26,047,571
Akebia Therapeutics Inc.(a)(b)	1,111,217	9,812,046
Albireo Pharma Inc.(a)(b)	200,747	6,616,621
Alder Biopharmaceuticals Inc.(a)(b)	1,284,062	21,379,632
Aldeyra Therapeutics Inc.(a)(b)	350,957	4,843,207
Allakos Inc.(a)(b)	179,479	8,074,760
Allena Pharmaceuticals Inc.(a)(b)	255,534	2,744,435
AMAG Pharmaceuticals Inc.(a)(b)	751,911	15,038,220
Amicus Therapeutics Inc.(a)(b)	4,098,967	49,556,511
AnaptysBio Inc.(a)(b)	408,918	40,797,749
Apellis Pharmaceuticals Inc.(a)(b)	795,945	14,151,902
Aptinyx Inc.(a)(b)	288,827	8,364,430
Arbutus Biopharma Corp.(a)(b)	778,170	7,353,707
Arcus Biosciences Inc.(a)(b)	202,474	2,822,488
Ardelyx Inc.(a)(b)	733,412	3,190,342
Arena Pharmaceuticals Inc.(a)(b)	1,087,838	50,062,305
ArQule Inc.(a)(b)	2,371,635	13,423,454
Array BioPharma Inc.(a)(b)	4,444,793	67,560,854
Arrowhead Pharmaceuticals Inc.(a)(b)	1,913,821	36,687,949
Arsanis Inc.(a)(b)	106,046	171,795
Atara Biotherapeutics Inc.(a)(b)	896,385	37,065,520
Athenex Inc.(a)(b)	927,548	14,414,096
Athersys Inc.(a)(b)	2,509,645	5,270,255
Audentes Therapeutics Inc.(a)(b)	718,346	28,439,318
AVEO Pharmaceuticals Inc.(a)(b)	2,240,074	7,414,645
Avid Bioservices Inc.(a)(b)	1,116,887	7,661,845
Avrobio Inc.(a)	132,020	6,847,877
Bellicum Pharmaceuticals Inc.(a)(b)	877,933	5,408,067
BioCryst Pharmaceuticals Inc.(a)(b)	2,389,277	18,230,184
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	602,465	22,622,561
BioSpecifics Technologies Corp.(a)(b)	122,898	7,188,304
BioTime Inc.(a)(b)	1,973,627	4,638,023
Blueprint Medicines Corp.(a)(b)	907,634	70,849,910
Calithera Biosciences Inc.(a)(b)	751,124	3,943,401
Calyxt Inc.(a)(b)	117,040	1,787,201
Cara Therapeutics Inc.(a)(b)	712,931	17,074,697
CareDx Inc.(a)(b)	713,002	20,570,108
CASI Pharmaceuticals Inc.(a)(b)	1,099,831	5,136,211
Catalyst Biosciences Inc.(a)(b)	261,924	2,823,541
Catalyst Pharmaceuticals Inc.(a)(b)	2,125,905	8,035,921
Celcuity Inc.(a)(b)	128,095	3,684,012
Cellular Biomedicine Group Inc.(a)(b)	255,736	4,641,608
ChemoCentryx Inc.(a)(b)	484,094	6,118,948
Chimerix Inc.(a)(b)	999,274	3,887,176
Clovis Oncology Inc.(a)(b)	1,028,744	30,214,211
Cohbar Inc.(a)(b)	491,831	2,119,792
Coherus Biosciences Inc.(a)(b)	1,136,456	18,751,524
Concert Pharmaceuticals Inc.(a)(b)	469,285	6,964,189
Corbus Pharmaceuticals Holdings Inc.(a)(b)	1,124,381	8,489,077
Corvus Pharmaceuticals Inc.(a)(b)	305,621	2,622,228

27

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Crinetics Pharmaceuticals Inc.(a)	151,226	$4,332,625
CTI BioPharma Corp.(a)(b)	1,125,863	2,431,864
Cue Biopharma Inc.(a)(b)	389,591	3,525,799
Cytokinetics Inc.(a)(b)	1,013,384	9,981,832
CytomX Therapeutics Inc.(a)(b)	974,263	18,023,865
Deciphera Pharmaceuticals Inc.(a)(b)	162,399	6,288,089
Denali Therapeutics Inc.(a)(b)	992,317	21,572,972
Dicerna Pharmaceuticals Inc.(a)(b)	978,678	14,934,626
Dynavax Technologies Corp.(a)(b)	1,374,107	17,038,927
Eagle Pharmaceuticals Inc./DE(a)(b)	229,435	15,906,729
Editas Medicine Inc.(a)(b)	1,006,588	32,029,630
Eidos Therapeutics Inc.(a)	157,489	1,571,740
Emergent BioSolutions Inc.(a)	974,462	64,148,833
Enanta Pharmaceuticals Inc.(a)(b)	368,936	31,529,271
Epizyme Inc.(a)(b)	1,153,134	12,223,220
Esperion Therapeutics Inc.(a)(b)	504,318	22,376,590
Evelo Biosciences Inc.(a)(b)	118,171	1,439,323
Fate Therapeutics Inc.(a)(b)	1,095,241	17,841,476
Fennec Pharmaceuticals Inc.(a)(b)	249,729	2,047,778
FibroGen Inc.(a)(b)	1,631,037	99,085,498
Five Prime Therapeutics Inc.(a)(b)	740,799	10,311,922
Flexion Therapeutics Inc.(a)(b)	740,278	13,850,601
Fortress Biotech Inc.(a)(b)	713,865	1,142,184
Forty Seven Inc.(a)	177,145	2,643,003
G1 Therapeutics Inc.(a)(b)	449,711	23,515,388
Genomic Health Inc.(a)(b)	461,608	32,414,114
Geron Corp.(a)(b)	3,509,307	6,176,380
Global Blood Therapeutics Inc.(a)(b)	1,100,440	41,816,720
GlycoMimetics Inc.(a)(b)	740,975	10,670,040
GTx Inc.(a)(b)	101,498	159,352
Halozyme Therapeutics Inc.(a)(b)	2,758,994	50,130,921
Heron Therapeutics Inc.(a)(b)	1,509,563	47,777,669
Homology Medicines Inc.(a)(b)	230,222	5,262,875
Idera Pharmaceuticals Inc.(a)	421,282	3,753,623
Immune Design Corp.(a)	800,302	2,761,042
ImmunoGen Inc.(a)(b)	3,142,553	29,759,977
Immunomedics Inc.(a)(b)	3,112,570	64,834,833
Inovio Pharmaceuticals Inc.(a)(b)	1,855,679	10,317,575
Insmed Inc.(a)(b)	1,687,827	34,127,862
Insys Therapeutics Inc.(a)(b)	592,474	5,972,138
Intellia Therapeutics Inc.(a)(b)	732,247	20,956,909
Intercept Pharmaceuticals Inc.(a)(b)	477,647	60,355,475
Intrexon Corp.(a)(b)	1,612,879	27,773,776
Invitae Corp.(a)(b)	1,407,319	23,544,447
Iovance Biotherapeutics Inc.(a)(b)	1,811,016	20,373,930
Ironwood Pharmaceuticals Inc.(a)(b)	3,060,755	56,501,537
Jounce Therapeutics Inc.(a)(b)	371,043	2,411,780
Kadmon Holdings Inc.(a)(b)	2,178,354	7,275,702
Karyopharm Therapeutics Inc.(a)(b)	1,068,445	18,195,618
Keryx Biopharmaceuticals Inc.(a)(b)	2,083,201	7,082,883
Kezar Life Sciences Inc.(a)(b)	111,703	2,391,561
Kindred Biosciences Inc.(a)(b)	678,523	9,465,396
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	140,807	3,590,579
Kura Oncology Inc.(a)(b)	619,442	10,840,235
La Jolla Pharmaceutical Co.(a)(b)	472,594	9,513,317
Lexicon Pharmaceuticals Inc.(a)(b)	960,293	10,246,326
Ligand Pharmaceuticals Inc.(a)(b)	459,187	126,042,240
Loxo Oncology Inc.(a)(b)	587,286	100,326,067
MacroGenics Inc.(a)(b)	863,984	18,523,817
Madrigal Pharmaceuticals Inc.(a)(b)	151,922	32,531,058

Security	Shares	Value
Biotechnology (continued)
Magenta Therapeutics Inc.(a)(b)	87,643	$1,052,592
MannKind Corp.(a)(b)	3,087,137	5,649,461
MediciNova Inc.(a)(b)	902,476	11,271,925
MeiraGTx Holdings PLC(a)(b)	80,415	1,093,644
Mersana Therapeutics Inc.(a)(b)	275,564	2,755,640
MiMedx Group Inc.(a)(b)	2,246,707	13,884,649
Minerva Neurosciences Inc.(a)(b)	674,645	8,466,795
Miragen Therapeutics Inc.(a)	565,296	3,154,352
Mirati Therapeutics Inc.(a)(b)	441,724	20,805,200
Molecular Templates Inc.(a)	199,083	1,073,057
Momenta Pharmaceuticals Inc.(a)(b)	1,686,123	44,345,035
Mustang Bio Inc.(a)(b)	367,180	2,184,721
Myriad Genetics Inc.(a)(b)	1,463,063	67,300,898
NantKwest Inc.(a)(b)	656,179	2,427,862
Natera Inc.(a)(b)	720,724	17,254,133
Neon Therapeutics Inc.(a)(b)	136,795	1,168,229
NewLink Genetics Corp.(a)(b)	626,080	1,496,331
Novavax Inc.(a)(b)	8,401,858	15,795,493
Nymox Pharmaceutical Corp.(a)(b)	732,555	1,802,085
OPKO Health Inc.(a)(b)	7,113,709	24,613,433
Organovo Holdings Inc.(a)(b)	2,468,682	2,838,984
Ovid therapeutics Inc.(a)(b)	284,850	1,615,100
Palatin Technologies Inc.(a)(b)	4,323,499	4,312,690
PDL BioPharma Inc.(a)(b)	3,350,186	8,810,989
Pfenex Inc.(a)(b)	470,705	2,405,303
Pieris Pharmaceuticals Inc.(a)(b)	1,144,290	6,408,024
PolarityTE Inc.(a)(b)	191,205	3,652,016
Portola Pharmaceuticals Inc.(a)(b)	1,434,625	38,204,064
Progenics Pharmaceuticals Inc.(a)(b)	1,846,532	11,577,756
Proteostasis Therapeutics Inc.(a)(b)	554,653	1,336,714
Prothena Corp. PLC(a)(b)	885,518	11,582,575
PTC Therapeutics Inc.(a)(b)	999,313	46,967,711
Puma Biotechnology Inc.(a)(b)	641,512	29,413,325
Ra Pharmaceuticals Inc.(a)(b)	318,378	5,759,458
Radius Health Inc.(a)(b)	891,863	15,875,161
Recro Pharma Inc.(a)(b)	389,125	2,766,679
REGENXBIO Inc.(a)(b)	693,364	52,348,982
Repligen Corp.(a)(b)	861,014	47,751,836
Replimune Group Inc.(a)	162,033	2,608,731
Retrophin Inc.(a)(b)	886,160	25,459,377
Rhythm Pharmaceuticals Inc.(a)(b)	332,851	9,709,264
Rigel Pharmaceuticals Inc.(a)(b)	3,636,614	11,673,531
Rocket Pharmaceuticals Inc.(a)(b)	459,972	11,324,511
Rubius Therapeutics Inc.(a)(b)	264,065	6,337,560
Sangamo Therapeutics Inc.(a)(b)	2,230,428	37,805,755
Savara Inc.(a)(b)	550,826	6,147,218
Scholar Rock Holding Corp.(a)	135,019	3,476,739
Selecta Biosciences Inc.(a)(b)	396,768	6,169,742
Seres Therapeutics Inc.(a)(b)	489,809	3,717,650
Solid Biosciences Inc.(a)(b)	266,473	12,572,196
Sorrento Therapeutics Inc.(a)(b)	2,390,915	10,520,026
Spark Therapeutics Inc.(a)(b)	682,816	37,247,613
Spectrum Pharmaceuticals Inc.(a)(b)	2,203,096	37,012,013
Spero Therapeutics Inc.(a)	167,038	1,755,569
Spring Bank Pharmaceuticals Inc.(a)(b)	244,688	2,948,490
Stemline Therapeutics Inc.(a)	609,035	10,109,981
Surface Oncology Inc.(a)(b)	160,178	1,752,347
Syndax Pharmaceuticals Inc.(a)(b)	326,747	2,640,116
Synergy Pharmaceuticals Inc.(a)(b)	5,201,241	8,842,110
Synlogic Inc.(a)(b)	339,504	4,824,352

28

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Syros Pharmaceuticals Inc.(a)(b)	539,733	$6,428,220
T2 Biosystems Inc.(a)	563,381	4,197,188
TG Therapeutics Inc.(a)(b)	1,303,906	7,301,874
Tocagen Inc.(a)(b)	386,602	6,027,125
Translate Bio Inc.(a)(b)	212,698	2,126,980
Tyme Technologies Inc.(a)(b)	925,951	2,574,144
Ultragenyx Pharmaceutical Inc.(a)(b)	1,024,770	78,230,942
UNITY Biotechnology Inc.(a)(b)	111,219	1,811,758
Unum Therapeutics Inc.(a)(b)	78,120	804,636
Vanda Pharmaceuticals Inc.(a)	1,131,394	25,965,492
Veracyte Inc.(a)	553,806	5,288,847
Verastem Inc.(a)(b)	1,502,331	10,891,900
Vericel Corp.(a)(b)	940,294	13,305,160
Viking Therapeutics Inc.(a)(b)	1,134,698	19,766,439
Vital Therapies Inc.(a)(b)	670,009	184,520
Voyager Therapeutics Inc.(a)(b)	472,796	8,945,300
Xencor Inc.(a)(b)	1,018,986	39,709,884
XOMA Corp.(a)(b)	125,843	2,211,062
Zafgen Inc.(a)(b)	666,465	7,790,976
ZIOPHARM Oncology Inc.(a)(b)	2,948,379	9,434,813

		3,356,493,681
Building Products — 1.3%
AAON Inc.	899,895	34,016,031
Advanced Drainage Systems Inc.	795,259	24,573,503
American Woodmark Corp.(a)	311,330	24,423,839
Apogee Enterprises Inc.	592,951	24,500,735
Armstrong Flooring Inc.(a)(b)	469,852	8,504,321
Builders FirstSource Inc.(a)(b)	2,452,031	35,995,815
Caesarstone Ltd.(b)	517,826	9,605,672
Continental Building Products Inc.(a)	803,977	30,189,336
CSW Industrials Inc.(a)	341,529	18,340,107
Gibraltar Industries Inc.(a)(b)	697,878	31,823,237
Griffon Corp.	757,205	12,228,861
Insteel Industries Inc.	406,669	14,591,284
JELD-WEN Holding Inc.(a)(b)	1,515,758	37,378,592
Masonite International Corp.(a)(b)	599,424	38,423,079
NCI Building Systems Inc.(a)	911,998	13,816,770
Patrick Industries Inc.(a)(b)	520,552	30,816,679
PGT Innovations Inc.(a)	1,072,238	23,160,341
Quanex Building Products Corp.	774,031	14,087,364
Simpson Manufacturing Co. Inc.	907,503	65,757,667
Trex Co. Inc.(a)(b)	1,297,600	99,889,248
Universal Forest Products Inc.	1,324,892	46,808,434

		638,930,915
Capital Markets — 1.3%
Arlington Asset Investment Corp., Class A(b)	660,417	6,168,295
Artisan Partners Asset Management Inc., Class A	1,060,955	34,374,942
Ashford Inc.(a)	16,808	1,275,223
Associated Capital Group Inc., Class A	73,962	3,147,083
B. Riley Financial Inc.	463,100	10,489,215
Blucora Inc.(a)(b)	1,048,927	42,219,312
BrightSphere Investment Group PLC	1,810,731	22,453,064
Cohen & Steers Inc.	496,508	20,163,190
Cowen Inc.(a)(b)	635,842	10,364,225
Diamond Hill Investment Group Inc.	72,599	12,007,149
Donnelley Financial Solutions Inc.(a)	736,811	13,203,653
Federated Investors Inc., Class B	2,093,188	50,487,695
Focus Financial Partners Inc., Class A(a)(b)	408,280	19,376,969
GAIN Capital Holdings Inc.	602,915	3,918,947

Security	Shares	Value
Capital Markets (continued)
GAMCO Investors Inc., Class A(b)	128,734	$3,014,950
Greenhill & Co. Inc.(b)	427,106	11,254,243
Hamilton Lane Inc., Class A	324,134	14,352,653
Houlihan Lokey Inc.	731,479	32,865,351
INTL. FCStone Inc.(a)	342,984	16,572,987
Investment Technology Group Inc.	685,580	14,849,663
Ladenburg Thalmann Financial Services Inc.	2,336,794	6,309,344
Moelis & Co., Class A	966,607	52,970,064
Oppenheimer Holdings Inc., Class A, NVS	222,359	7,026,544
Piper Jaffray Companies	323,801	24,722,206
PJT Partners Inc., Class A(b)	441,408	23,107,709
Pzena Investment Management Inc., Class A	416,185	3,970,405
Safeguard Scientifics Inc.(a)(b)	385,090	3,600,591
Siebert Financial Corp.(a)(b)	163,443	2,394,440
Silvercrest Asset Management Group Inc., Class A	183,376	2,539,758
Stifel Financial Corp.(b)	1,526,250	78,235,575
Value Line Inc.	25,191	627,256
Virtus Investment Partners Inc.	155,006	17,631,932
Waddell & Reed Financial Inc., Class A	1,705,881	36,130,560
Westwood Holdings Group Inc.	186,053	9,626,382
WisdomTree Investments Inc.	2,518,491	21,356,804

		632,808,379
Chemicals — 2.0%
A Schulman Inc.(c)	555,980	1,061,922
Advanced Emissions Solutions Inc.	183,184	2,190,881
AdvanSix Inc.(a)(b)	658,954	22,371,488
AgroFresh Solutions Inc.(a)(b)	695,268	4,331,520
American Vanguard Corp.	640,238	11,524,284
Balchem Corp.	702,989	78,798,037
Chase Corp.	159,706	19,188,676
Ferro Corp.(a)(b)	1,836,026	42,632,524
Flotek Industries Inc.(a)(b)	1,191,053	2,858,527
FutureFuel Corp.	581,601	10,782,882
GCP Applied Technologies Inc.(a)(b)	1,561,856	41,467,277
Hawkins Inc.	210,951	8,743,919
HB Fuller Co.	1,109,240	57,314,431
Ingevity Corp.(a)	933,168	95,071,156
Innophos Holdings Inc.	429,125	19,053,150
Innospec Inc.	537,476	41,251,283
Intrepid Potash Inc.(a)	2,144,897	7,700,180
KMG Chemicals Inc.	320,023	24,180,938
Koppers Holdings Inc.(a)	441,820	13,762,693
Kraton Corp.(a)(b)	683,442	32,224,290
Kronos Worldwide Inc.	475,411	7,725,429
LSB Industries Inc.(a)(b)	477,310	4,668,092
Marrone Bio Innovations Inc.(a)(b)	1,202,364	2,200,326
Minerals Technologies Inc.(b)	770,374	52,077,282
OMNOVA Solutions Inc.(a)	994,037	9,791,264
PolyOne Corp.	1,758,243	76,870,384
PQ Group Holdings Inc.(a)(b)	806,630	14,091,826
Quaker Chemical Corp.	284,079	57,443,615
Rayonier Advanced Materials Inc.	1,093,249	20,148,579
Sensient Technologies Corp.	932,411	71,338,766
Stepan Co.	446,297	38,832,302
Trecora Resources(a)(b)	456,955	6,397,370
Tredegar Corp.	581,837	12,596,771
Trinseo SA	939,540	73,565,982
Tronox Ltd., Class A	2,063,964	24,664,370

29

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Chemicals (continued)
Valhi Inc.	545,809	$1,244,444

		1,010,166,860
Commercial Services & Supplies — 2.5%
ABM Industries Inc.	1,430,182	46,123,369
ACCO Brands Corp.	2,269,514	25,645,508
Advanced Disposal Services Inc.(a)	1,565,466	42,392,819
Brady Corp., Class A, NVS	1,021,260	44,680,125
BrightView Holdings Inc.(a)(b)	536,416	8,609,477
Brink’s Co. (The)(b)	1,095,167	76,387,898
Casella Waste Systems Inc., Class A(a)	878,143	27,275,122
CECO Environmental Corp.	660,792	5,207,041
Charah Solutions Inc.(a)(b)	160,477	1,267,768
Cimpress NV(a)(b)	482,287	65,885,227
CompX International Inc.	35,185	478,516
Covanta Holding Corp.	2,541,384	41,297,490
Deluxe Corp.	1,043,060	59,391,836
Ennis Inc.	541,914	11,082,141
Essendant Inc.	792,837	10,164,170
Healthcare Services Group Inc.(b)	1,608,146	65,322,891
Heritage-Crystal Clean Inc.(a)(b)	336,826	7,191,235
Herman Miller Inc.	1,307,918	50,224,051
HNI Corp.	945,438	41,826,177
Interface Inc.	1,300,431	30,365,064
Kimball International Inc., Class B, NVS	817,157	13,687,380
Knoll Inc.	1,067,407	25,030,694
LSC Communications Inc.	734,337	8,121,767
Matthews International Corp., Class A	687,852	34,495,778
McGrath RentCorp	527,163	28,714,569
Mobile Mini Inc.	965,015	42,315,908
MSA Safety Inc.	750,014	79,831,490
Multi-Color Corp.(b)	305,778	19,034,681
NL Industries Inc.(a)(b)	183,862	1,103,172
PICO Holdings Inc.	407,265	5,111,176
Pitney Bowes Inc.	4,147,952	29,367,500
Quad/Graphics Inc.	705,167	14,695,680
RR Donnelley & Sons Co.	1,585,857	8,563,628
SP Plus Corp.(a)(b)	498,963	18,212,150
Steelcase Inc., Class A	1,838,263	34,007,866
Team Inc.(a)(b)	632,452	14,230,170
Tetra Tech Inc.	1,216,515	83,087,974
U.S. Ecology Inc.	482,990	35,620,513
UniFirst Corp./MA(b)	333,800	57,964,370
Viad Corp.	448,609	26,580,083
VSE Corp.(b)	195,678	6,482,812

		1,247,077,286
Communications Equipment — 1.6%
Acacia Communications Inc.(a)(b)	590,529	24,430,185
ADTRAN Inc.	1,048,380	18,503,907
Aerohive Networks Inc.(a)(b)	799,471	3,293,820
Applied Optoelectronics Inc.(a)(b)	403,749	9,956,450
CalAmp Corp.(a)(b)	747,625	17,913,095
Calix Inc.(a)(b)	986,390	7,989,759
Casa Systems Inc.(a)(b)	590,593	8,711,247
Ciena Corp.(a)(b)	3,120,803	97,493,886
Clearfield Inc.(a)	244,902	3,293,932
Comtech Telecommunications Corp.	508,901	18,457,839
DASAN Zhone Solutions Inc.(a)	129,466	1,837,123
Digi International Inc.(a)(b)	601,388	8,088,669
Extreme Networks Inc.(a)	2,529,809	13,863,353

Security	Shares	Value
Communications Equipment (continued)
Finisar Corp.(a)(b)	2,560,061	$48,769,162
Harmonic Inc.(a)(b)	1,834,664	10,090,652
Infinera Corp.(a)(b)	3,287,637	23,999,750
InterDigital Inc./PA	759,440	60,755,200
KVH Industries Inc.(a)(b)	367,673	4,816,516
Lumentum Holdings Inc.(a)(b)	1,373,070	82,315,546
NETGEAR Inc.(a)(b)	680,347	42,759,809
NetScout Systems Inc.(a)(b)	1,705,703	43,069,001
Oclaro Inc.(a)(b)	3,655,466	32,679,866
Plantronics Inc.	721,779	43,523,274
Quantenna Communications Inc.(a)(b)	732,247	13,509,957
Ribbon Communications Inc.(a)	1,161,773	7,934,910
ViaSat Inc.(a)(b)	1,204,736	77,042,867
Viavi Solutions Inc.(a)	4,928,291	55,886,820

		780,986,595
Construction & Engineering — 1.1%
Aegion Corp.(a)	705,918	17,916,199
Ameresco Inc., Class A(a)(b)	436,680	5,960,682
Argan Inc.	312,004	13,416,172
Comfort Systems USA Inc.	795,658	44,875,111
Dycom Industries Inc.(a)(b)	658,790	55,733,634
EMCOR Group Inc.	1,275,264	95,785,079
Granite Construction Inc.(b)	953,079	43,555,710
Great Lakes Dredge & Dock Corp.(a)(b)	1,321,666	8,194,329
HC2 Holdings Inc.(a)(b)	962,203	5,888,682
IES Holdings Inc.(a)(b)	185,514	3,617,523
Infrastructure and Energy Alternatives Inc.(a)(b)	377,801	3,966,911
KBR Inc.	3,054,422	64,539,937
MasTec Inc.(a)(b)	1,410,483	62,978,066
MYR Group Inc.(a)	358,140	11,689,690
Northwest Pipe Co.(a)(b)	224,828	4,440,353
NV5 Global Inc.(a)(b)	205,372	17,805,753
Orion Group Holdings Inc.(a)	635,346	4,796,862
Primoris Services Corp.	921,563	22,873,194
Sterling Construction Co. Inc.(a)(b)	588,959	8,433,893
Tutor Perini Corp.(a)(b)	823,828	15,487,966
Willscot Corp.(a)(b)	718,942	12,329,855

		524,285,601
Construction Materials — 0.1%
Forterra Inc.(a)(b)	452,107	3,372,718
Summit Materials Inc., Class A(a)(b)	2,464,687	44,808,010
U.S. Concrete Inc.(a)(b)	345,654	15,848,236
U.S. Lime & Minerals Inc.	44,790	3,536,170

		67,565,134
Consumer Finance — 0.7%
Curo Group Holdings Corp.(a)	255,898	7,735,797
Elevate Credit Inc.(a)(b)	444,648	3,583,863
Encore Capital Group Inc.(a)(b)	567,088	20,330,105
Enova International Inc.(a)	715,403	20,603,606
EZCORP Inc., Class A, NVS(a)(b)	1,131,424	12,106,237
FirstCash Inc.	953,197	78,162,154
Green Dot Corp., Class A(a)	1,049,996	93,260,645
LendingClub Corp.(a)(b)	6,896,939	26,760,123
Nelnet Inc., Class A	412,189	23,564,845
PRA Group Inc.(a)(b)	965,207	34,747,452
Regional Management Corp.(a)(b)	221,391	6,382,702
World Acceptance Corp.(a)(b)	135,361	15,479,884

		342,717,413

30

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	552,101	$29,625,740
Greif Inc., Class B	127,427	7,346,166
Myers Industries Inc.	770,476	17,913,567
UFP Technologies Inc.(a)(b)	154,059	5,661,668

		60,547,141
Distributors — 0.1%
Core-Mark Holding Co. Inc.	991,733	33,679,253
Funko Inc., Class A(a)(b)	231,114	5,475,090
Weyco Group Inc.	136,311	4,795,421

		43,949,764
Diversified Consumer Services — 0.8%
Adtalem Global Education Inc.(a)(b)	1,297,517	62,540,319
American Public Education Inc.(a)	353,164	11,672,070
Cambium Learning Group Inc.(a)(b)	336,490	3,984,042
Career Education Corp.(a)	1,498,173	22,367,723
Carriage Services Inc.	385,259	8,302,332
Chegg Inc.(a)(b)	2,373,914	67,490,375
Houghton Mifflin Harcourt Co.(a)(b)	2,290,618	16,034,326
K12 Inc.(a)(b)	829,082	14,674,751
Laureate Education Inc., Class A(a)(b)	1,824,979	28,177,676
Regis Corp.(a)(b)	768,536	15,701,191
Sotheby’s(a)(b)	803,317	39,515,163
Strategic Education Inc.	458,076	62,770,154
Weight Watchers International Inc.(a)(b)	846,181	60,916,570

		414,146,692
Diversified Financial Services — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	679,881	14,223,111
Cannae Holdings Inc.(a)	1,503,312	31,494,386
FGL Holdings(a)(b)	3,131,018	28,022,611
Marlin Business Services Corp.	196,332	5,664,178
On Deck Capital Inc.(a)(b)	1,155,735	8,748,914

		88,153,200
Diversified Telecommunication Services — 0.6%
ATN International Inc.	235,963	17,432,946
Cincinnati Bell Inc.(a)(b)	977,467	15,590,599
Cogent Communications Holdings Inc.	903,964	50,441,191
Consolidated Communications Holdings Inc.	1,495,810	19,505,362
Frontier Communications Corp.(b)	2,281,427	14,806,461
Intelsat SA(a)(b)	998,938	29,968,140
Iridium Communications Inc.(a)(b)	2,090,387	47,033,708
Ooma Inc.(a)(b)	402,708	6,684,953
ORBCOMM Inc.(a)(b)	1,610,502	17,490,052
pdvWireless Inc.(a)(b)	204,727	6,940,245
Vonage Holdings Corp.(a)(b)	4,854,467	68,739,253
Windstream Holdings Inc.(a)(b)	899,131	4,405,742

		299,038,652
Electric Utilities — 1.0%
ALLETE Inc.	1,122,371	84,189,049
El Paso Electric Co.	894,926	51,189,767
IDACORP Inc.	1,109,277	110,073,557
MGE Energy Inc.	764,100	48,787,785
Otter Tail Corp.	859,940	41,191,126
PNM Resources Inc.	1,745,042	68,841,907
Portland General Electric Co.	1,948,779	88,883,810
Spark Energy Inc., Class A(b)	252,402	2,082,316

		495,239,317

Security	Shares	Value
Electrical Equipment — 0.7%
Allied Motion Technologies Inc.(b)	160,115	$8,715,060
Atkore International Group Inc.(a)	859,136	22,792,878
AZZ Inc.	574,972	29,036,086
Babcock & Wilcox Enterprises Inc.(a)(b)	706,424	727,617
Encore Wire Corp.	448,901	22,489,940
Energous Corp.(a)(b)	513,342	5,195,021
EnerSys(b)	923,484	80,463,161
Enphase Energy Inc.(a)(b)	1,906,731	9,247,645
FuelCell Energy Inc.(a)(b)	1,796,303	1,922,044
Generac Holdings Inc.(a)(b)	1,316,710	74,275,611
Plug Power Inc.(a)(b)	4,630,946	8,891,416
Powell Industries Inc.	191,657	6,949,483
Preformed Line Products Co.	69,512	4,885,304
Sunrun Inc.(a)	2,094,114	26,050,778
Thermon Group Holdings Inc.(a)(b)	714,291	18,414,422
TPI Composites Inc.(a)(b)	320,987	9,164,179
Vicor Corp.(a)(b)	379,690	17,465,740
Vivint Solar Inc.(a)(b)	680,366	3,537,903

		350,224,288
Electronic Equipment, Instruments & Components — 2.3%
Anixter International Inc.(a)(b)	641,287	45,082,476
Arlo Technologies Inc.(a)(b)	257,033	3,729,549
AVX Corp.	1,000,417	18,057,527
Badger Meter Inc.	618,930	32,772,343
Bel Fuse Inc., Class B, NVS	218,159	5,781,214
Belden Inc.(b)	885,164	63,209,561
Benchmark Electronics Inc.	1,001,586	23,437,112
Control4 Corp.(a)(b)	568,942	19,531,779
CTS Corp.(b)	720,234	24,704,026
Daktronics Inc.	817,410	6,408,494
Electro Scientific Industries Inc.(a)	707,897	12,352,803
ePlus Inc.(a)	295,387	27,382,375
Fabrinet(a)(b)	785,426	36,333,807
FARO Technologies Inc.(a)(b)	370,489	23,840,967
Fitbit Inc., Class A(a)(b)	4,552,632	24,356,581
II-VI Inc.(a)(b)	1,355,505	64,115,386
Insight Enterprises Inc.(a)(b)	770,588	41,681,105
Iteris Inc.(a)(b)	610,758	3,285,878
Itron Inc.(a)(b)	738,880	47,436,096
KEMET Corp.(a)(b)	1,227,604	22,772,054
Kimball Electronics Inc.(a)	567,348	11,148,388
Knowles Corp.(a)(b)	1,908,932	31,726,450
Maxwell Technologies Inc.(a)(b)	768,846	2,683,273
Mesa Laboratories Inc.(b)	72,654	13,486,035
Methode Electronics Inc.	794,497	28,760,791
MTS Systems Corp.	393,890	21,565,478
Napco Security Technologies Inc.(a)(b)	284,186	4,248,581
nLight Inc.(a)(b)	153,474	3,408,658
Novanta Inc.(a)(b)	722,342	49,408,193
OSI Systems Inc.(a)(b)	365,135	27,863,452
PAR Technology Corp.(a)(b)	250,876	5,574,465
Park Electrochemical Corp.	418,523	8,157,013
PC Connection Inc.	265,026	10,306,861
Plexus Corp.(a)	700,668	40,996,085
Rogers Corp.(a)(b)	402,631	59,315,599
Sanmina Corp.(a)(b)	1,482,224	40,909,382
ScanSource Inc.(a)(b)	555,237	22,153,956
SYNNEX Corp.	658,861	55,805,527
Tech Data Corp.(a)(b)	832,347	59,571,075
TTM Technologies Inc.(a)(b)	2,049,167	32,602,247

31

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Intertechnology Inc.	2,891,141	$58,834,719
Vishay Precision Group Inc.(a)	229,963	8,600,616

		1,143,397,977
Energy Equipment & Services — 1.9%
Archrock Inc.	2,803,410	34,201,602
Basic Energy Services Inc.(a)(b)	427,456	4,270,285
Bristow Group Inc.(a)	723,995	8,782,059
C&J Energy Services Inc.(a)(b)	1,399,563	29,110,910
Cactus Inc., Class A(a)(b)	824,335	31,555,544
CARBO Ceramics Inc.(a)(b)	437,636	3,172,861
Covia Holdings Corp.(a)(b)	691,085	6,199,032
Dawson Geophysical Co.(a)(b)	465,215	2,879,681
Diamond Offshore Drilling Inc.(a)(b)	1,412,035	28,240,700
Dril-Quip Inc.(a)(b)	821,818	42,939,990
Era Group Inc.(a)(b)	458,156	5,658,227
Exterran Corp.(a)	714,224	18,948,363
Forum Energy Technologies Inc.(a)(b)	1,786,019	18,485,297
Frank’s International NV(b)	1,613,736	14,007,228
FTS International Inc.(a)(b)	711,018	8,382,902
Gulfmark Offshore Inc.(a)(b)	81,811	3,051,550
Helix Energy Solutions Group Inc.(a)(b)	3,050,510	30,139,039
Independence Contract Drilling Inc.(a)(b)	744,022	3,675,469
ION Geophysical Corp.(a)(b)	234,318	3,643,645
Keane Group Inc.(a)(b)	1,175,907	14,545,970
Key Energy Services Inc.(a)(b)	218,072	2,494,744
KLX Energy Services Holdings Inc.(a)(b)	423,956	13,570,832
Liberty Oilfield Services Inc., Class A(b)	964,410	20,802,324
Mammoth Energy Services Inc.	273,122	7,947,850
Matrix Service Co.(a)	588,918	14,516,829
McDermott International Inc.(a)	3,945,123	72,708,617
Natural Gas Services Group Inc.(a)(b)	276,663	5,837,589
NCS Multistage Holdings Inc.(a)(b)	227,298	3,752,690
Newpark Resources Inc.(a)(b)	1,937,942	20,057,700
Nine Energy Service Inc.(a)(b)	324,086	9,910,550
Noble Corp. PLC(a)(b)	5,391,315	37,900,944
Nuverra Environmental Solutions Inc.(a)(b)	42,699	474,813
Ocean Rig UDW Inc., Class A(a)	1,185,277	41,034,290
Oceaneering International Inc.	2,161,741	59,664,052
Oil States International Inc.(a)(b)	1,303,566	43,278,391
PHI Inc., NVS(a)(b)	249,188	2,327,416
Pioneer Energy Services Corp.(a)	1,616,160	4,767,672
Profire Energy Inc.(a)(b)	521,329	1,663,039
ProPetro Holding Corp.(a)(b)	1,562,704	25,768,989
Quintana Energy Services Inc.(a)(b)	151,272	1,110,336
RigNet Inc.(a)(b)	335,669	6,830,864
Rowan Companies PLC, Class A(a)	2,784,660	52,435,148
SEACOR Holdings Inc.(a)(b)	377,329	18,643,826
SEACOR Marine Holdings Inc.(a)(b)	360,447	8,156,916
Select Energy Services Inc., Class A(a)(b)	995,317	11,784,553
Smart Sand Inc.(a)(b)	471,679	1,938,601
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	573,912	10,841,198
Superior Energy Services Inc.(a)(b)	3,357,194	32,699,069
TETRA Technologies Inc.(a)(b)	2,683,507	12,102,617
Tidewater Inc.(a)(b)	527,921	16,465,856
U.S. Silica Holdings Inc.(b)	1,724,575	32,473,747
Unit Corp.(a)(b)	1,135,438	29,589,514

		935,441,930
Entertainment — 0.6%
AMC Entertainment Holdings Inc., Class A	1,127,781	23,119,510

Security	Shares	Value
Entertainment (continued)
Eros International PLC(a)(b)	782,614	$9,430,499
Glu Mobile Inc.(a)(b)	2,443,691	18,205,498
IMAX Corp.(a)(b)	1,176,162	30,344,980
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	232,208	6,334,634
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	785,752	21,411,742
LiveXLive Media Inc.(a)(b)	101,314	397,151
Marcus Corp. (The)	420,461	17,680,385
Pandora Media Inc.(a)(b)	5,632,550	53,565,550
Reading International Inc., Class A, NVS(a)(b)	385,969	6,098,310
Rosetta Stone Inc.(a)(b)	435,009	8,652,329
World Wrestling Entertainment Inc., Class A(b)	937,727	90,706,333

		285,946,921
Equity Real Estate Investment Trusts (REITs) — 6.3%
Acadia Realty Trust(b)	1,767,398	49,540,166
Agree Realty Corp.(b)	658,782	34,994,500
Alexander & Baldwin Inc.(b)	1,483,073	33,650,926
Alexander’s Inc.(b)	47,048	16,151,578
American Assets Trust Inc.	834,644	31,123,875
Americold Realty Trust(b)	1,884,842	47,158,747
Armada Hoffler Properties Inc.	1,013,485	15,313,758
Ashford Hospitality Trust Inc.	1,873,118	11,969,224
Bluerock Residential Growth REIT Inc.(b)	565,331	5,540,244
Braemar Hotels & Resorts Inc.	644,855	7,589,943
BRT Apartments Corp.(b)	182,005	2,191,340
CareTrust REIT Inc.	1,659,846	29,395,873
CatchMark Timber Trust Inc., Class A(b)	1,082,618	12,374,324
CBL & Associates Properties Inc.(b)	3,750,103	14,962,911
Cedar Realty Trust Inc.	1,950,815	9,090,798
Chatham Lodging Trust	997,322	20,834,057
Chesapeake Lodging Trust	1,298,945	41,657,166
City Office REIT Inc.(b)	809,441	10,215,145
Clipper Realty Inc.	321,157	4,345,254
Community Healthcare Trust Inc.(b)	384,309	11,905,893
CoreCivic Inc.	2,615,451	63,633,923
CorEnergy Infrastructure Trust Inc.(b)	269,412	10,124,503
CorePoint Lodging Inc.	883,130	17,176,879
Cousins Properties Inc.(b)	9,134,981	81,209,981
DiamondRock Hospitality Co.(b)	4,502,290	52,541,724
Easterly Government Properties Inc.(b)	1,324,134	25,648,476
EastGroup Properties Inc.	763,971	73,050,907
Farmland Partners Inc.(b)	702,603	4,707,440
First Industrial Realty Trust Inc.	2,731,264	85,761,690
Four Corners Property Trust Inc.(b)	1,471,121	37,793,099
Franklin Street Properties Corp.(b)	2,342,006	18,712,628
Front Yard Residential Corp.	1,059,986	11,500,848
GEO Group Inc. (The)	2,635,469	66,308,400
Getty Realty Corp.(b)	711,342	20,315,928
Gladstone Commercial Corp.	619,791	11,868,998
Gladstone Land Corp.(b)	287,981	3,553,686
Global Medical REIT Inc.(b)	417,447	3,932,351
Global Net Lease Inc.(b)	1,573,242	32,802,096
Government Properties Income Trust(b)	1,924,177	21,723,958
Gramercy Property Trust	3,524,945	96,724,491
Healthcare Realty Trust Inc.(b)	2,693,674	78,816,901
Hersha Hospitality Trust(b)	751,285	17,031,631
Independence Realty Trust Inc.	1,923,045	20,249,664
Industrial Logistics Properties Trust(b)	453,460	10,434,115
InfraREIT Inc.(a)(b)	974,708	20,615,074
Innovative Industrial Properties Inc.(b)	141,481	6,825,043

32

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Investors Real Estate Trust(b)	2,612,700	$15,623,946
iStar Inc.(b)	1,416,906	15,826,840
Jernigan Capital Inc.(b)	393,028	7,581,510
Kite Realty Group Trust(b)	1,781,988	29,670,100
LaSalle Hotel Properties	2,432,988	84,157,055
Lexington Realty Trust(b)	4,690,107	38,927,888
LTC Properties Inc.(b)	874,297	38,565,241
Mack-Cali Realty Corp.(b)	1,972,847	41,942,727
MedEquities Realty Trust Inc.(b)	636,254	6,184,389
Monmouth Real Estate Investment Corp.(b)	1,679,683	28,084,300
National Health Investors Inc.(b)	886,593	67,017,565
National Storage Affiliates Trust(b)	1,230,775	31,310,916
New Senior Investment Group Inc.	1,709,189	10,084,215
NexPoint Residential Trust Inc.(b)	370,221	12,291,337
NorthStar Realty Europe Corp.(b)	1,011,858	14,327,909
One Liberty Properties Inc.(b)	338,796	9,411,753
Pebblebrook Hotel Trust(b)	1,487,954	54,116,887
Pennsylvania REIT(b)	1,480,729	14,007,696
Physicians Realty Trust(b)	4,023,363	67,833,900
Piedmont Office Realty Trust Inc., Class A(b)	2,818,098	53,346,595
PotlatchDeltic Corp.(b)	1,358,391	55,626,111
Preferred Apartment Communities Inc., Class A(b)	862,590	15,164,332
PS Business Parks Inc.	437,638	55,619,413
QTS Realty Trust Inc., Class A(b)	1,123,470	47,938,465
Ramco-Gershenson Properties Trust(b)	1,722,820	23,430,352
Retail Opportunity Investments Corp.(b)	2,432,273	45,410,537
Rexford Industrial Realty Inc.	1,988,192	63,542,616
RLJ Lodging Trust(b)	3,818,608	84,123,934
Ryman Hospitality Properties Inc.	983,484	84,746,816
Sabra Health Care REIT Inc.(b)	3,903,829	90,256,526
Safety Income & Growth Inc.(b)	217,279	4,069,636
Saul Centers Inc.	255,466	14,306,096
Select Income REIT	1,382,047	30,322,111
Seritage Growth Properties, Class A(b)	705,158	33,487,953
Spirit MTA REIT(b)	948,809	10,930,280
STAG Industrial Inc.	2,303,131	63,336,103
Summit Hotel Properties Inc.(b)	2,274,557	30,774,756
Sunstone Hotel Investors Inc.(b)	4,965,214	81,230,901
Tanger Factory Outlet Centers Inc.(b)	2,000,299	45,766,841
Terreno Realty Corp.(b)	1,257,247	47,398,212
Tier REIT Inc.(b)	1,107,182	26,683,086
UMH Properties Inc.(b)	721,356	11,282,008
Universal Health Realty Income Trust	282,536	21,023,504
Urban Edge Properties(b)	2,394,671	52,874,336
Urstadt Biddle Properties Inc., Class A	663,628	14,128,640
Washington Prime Group Inc.(b)	4,106,194	29,975,216
Washington REIT(b)	1,716,814	52,620,349
Whitestone REIT(b)	849,537	11,791,574
Xenia Hotels & Resorts Inc.(b)	2,469,322	58,522,931

		3,149,766,560
Food & Staples Retailing — 0.6%
Andersons Inc. (The)	599,808	22,582,771
BJ’s Wholesale Club Holdings Inc.(a)(b)	944,324	25,288,997
Chefs’ Warehouse Inc. (The)(a)(b)	479,209	17,419,247
Ingles Markets Inc., Class A	318,112	10,895,336
Natural Grocers by Vitamin Cottage Inc.(a)(b)	194,111	3,278,535
Performance Food Group Co.(a)	2,231,691	74,315,310
PriceSmart Inc.(b)	478,813	38,759,912
Rite Aid Corp.(a)(b)	22,829,321	29,221,531
Smart & Final Stores Inc.(a)(b)	494,841	2,820,594

Security	Shares	Value
Food & Staples Retailing (continued)
SpartanNash Co.	788,978	$15,826,899
SUPERVALU Inc.(a)(b)	834,614	26,891,263
United Natural Foods Inc.(a)(b)	1,094,354	32,775,902
Village Super Market Inc., Class A	185,394	5,042,717
Weis Markets Inc.	210,332	9,128,409

		314,247,423
Food Products — 1.0%
Alico Inc.	70,419	2,380,162
B&G Foods Inc.(b)	1,436,681	39,436,893
Calavo Growers Inc.	341,890	33,026,574
Cal-Maine Foods Inc.(b)	668,518	32,289,419
Darling Ingredients Inc.(a)	3,569,469	68,962,141
Dean Foods Co.	1,934,383	13,734,119
Farmer Bros. Co.(a)(b)	221,355	5,843,772
Fresh Del Monte Produce Inc.	670,864	22,735,581
Freshpet Inc.(a)(b)	575,381	21,116,483
Hostess Brands Inc.(a)(b)	2,117,971	23,445,939
J&J Snack Foods Corp.	326,779	49,307,683
John B Sanfilippo & Son Inc.	179,928	12,843,261
Lancaster Colony Corp.	414,146	61,794,725
Landec Corp.(a)(b)	619,240	8,917,056
Limoneira Co.	325,272	8,492,852
Sanderson Farms Inc.	441,433	45,630,929
Seneca Foods Corp., Class A(a)	153,295	5,166,042
Simply Good Foods Co. (The)(a)(b)	1,302,227	25,328,315
Tootsie Roll Industries Inc.(b)	366,063	10,707,343

		491,159,289
Gas Utilities — 1.0%
Chesapeake Utilities Corp.	348,708	29,256,601
New Jersey Resources Corp.	1,916,699	88,359,824
Northwest Natural Holding Co.	611,694	40,922,329
ONE Gas Inc.	1,143,505	94,087,591
RGC Resources Inc.(b)	162,925	4,351,727
South Jersey Industries Inc.	1,881,090	66,346,044
Southwest Gas Holdings Inc.	1,070,766	84,622,637
Spire Inc.	1,081,962	79,578,305

		487,525,058
Health Care Equipment & Supplies — 3.9%
Accuray Inc.(a)(b)	1,875,903	8,441,563
AngioDynamics Inc.(a)(b)	809,882	17,606,835
Anika Therapeutics Inc.(a)(b)	323,432	13,642,362
Antares Pharma Inc.(a)(b)	3,306,384	11,109,450
AtriCure Inc.(a)(b)	728,757	25,528,358
Atrion Corp.	31,432	21,838,954
Avanos Medical Inc.(a)	1,024,897	70,205,444
AxoGen Inc.(a)(b)	734,630	27,071,115
Cardiovascular Systems Inc.(a)	714,760	27,975,706
Cerus Corp.(a)(b)	2,853,719	20,575,314
CONMED Corp.	553,710	43,864,906
CryoLife Inc.(a)	783,462	27,577,862
CryoPort Inc.(a)(b)	539,077	6,905,576
Cutera Inc.(a)(b)	295,654	9,623,538
CytoSorbents Corp.(a)(b)	625,753	8,072,214
ElectroCore LLC(a)	130,863	1,832,082
Endologix Inc.(a)(b)	1,843,625	3,521,324
FONAR Corp.(a)(b)	148,995	3,709,975
GenMark Diagnostics Inc.(a)(b)	1,164,622	8,559,972
Glaukos Corp.(a)(b)	724,120	46,995,388
Globus Medical Inc., Class A(a)	1,598,676	90,740,850

33

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Haemonetics Corp.(a)(b)	1,139,684	$130,584,993
Helius Medical Technologies Inc.(a)(b)	359,149	3,516,069
Heska Corp.(a)(b)	146,792	16,633,001
Inogen Inc.(a)(b)	386,850	94,437,822
Integer Holdings Corp.(a)	682,147	56,584,094
IntriCon Corp.(a)(b)	157,891	8,873,474
Invacare Corp.(b)	725,425	10,554,934
iRadimed Corp.(a)(b)	77,175	2,867,051
iRhythm Technologies Inc.(a)(b)	532,136	50,371,994
K2M Group Holdings Inc.(a)(b)	895,759	24,516,924
Lantheus Holdings Inc.(a)(b)	818,690	12,239,415
LeMaitre Vascular Inc.(b)	347,179	13,449,714
LivaNova PLC(a)(b)	1,069,515	132,587,775
Meridian Bioscience Inc.	930,482	13,864,182
Merit Medical Systems Inc.(a)(b)	1,167,447	71,739,618
Natus Medical Inc.(a)(b)	710,420	25,326,473
Neogen Corp.(a)(b)	1,104,131	78,978,490
Neuronetics Inc.(a)(b)	138,345	4,435,341
Nevro Corp.(a)(b)	635,044	36,197,508
Novocure Ltd.(a)(b)	1,601,601	83,923,892
NuVasive Inc.(a)(b)	1,125,760	79,906,445
Nuvectra Corp.(a)(b)	306,543	6,737,815
NxStage Medical Inc.(a)(b)	1,421,586	39,648,033
OraSure Technologies Inc.(a)(b)	1,326,362	20,492,293
Orthofix Medical Inc.(a)	383,865	22,191,236
OrthoPediatrics Corp.(a)(b)	152,642	5,592,803
Oxford Immunotec Global PLC(a)(b)	559,333	9,077,975
Pulse Biosciences Inc.(a)(b)	234,183	3,323,057
Quidel Corp.(a)(b)	749,180	48,824,061
Rockwell Medical Inc.(a)(b)	1,036,596	4,374,435
RTI Surgical Inc.(a)(b)	1,294,146	5,823,657
SeaSpine Holdings Corp.(a)(b)	256,051	3,984,154
Senseonics Holdings Inc.(a)(b)	1,863,436	8,888,590
Sientra Inc.(a)(b)	511,912	12,224,459
STAAR Surgical Co.(a)(b)	963,004	46,224,192
Surmodics Inc.(a)	285,348	21,301,228
Tactile Systems Technology Inc.(a)(b)	381,987	27,140,176
Tandem Diabetes Care Inc.(a)(b)	1,116,293	47,821,992
TransEnterix Inc.(a)(b)	3,437,532	19,937,686
Utah Medical Products Inc.	75,691	7,130,092
Varex Imaging Corp.(a)(b)	824,908	23,641,863
ViewRay Inc.(a)(b)	1,319,086	12,346,645
Wright Medical Group NV(a)(b)	2,705,040	78,500,261

		1,922,214,700
Health Care Providers & Services — 1.9%
AAC Holdings Inc.(a)(b)	314,475	2,399,444
Addus HomeCare Corp.(a)(b)	207,029	14,523,084
Amedisys Inc.(a)(b)	586,520	73,291,539
American Renal Associates Holdings Inc.(a)(b)	288,206	6,239,660
AMN Healthcare Services Inc.(a)(b)	1,031,775	56,438,093
Apollo Medical Holdings Inc.(a)(b)	77,614	1,712,941
BioScrip Inc.(a)(b)	2,788,663	8,644,855
BioTelemetry Inc.(a)(b)	705,493	45,469,024
Brookdale Senior Living Inc.(a)(b)	4,085,566	40,161,114
Capital Senior Living Corp.(a)(b)	571,113	5,391,307
Civitas Solutions Inc.(a)	357,468	5,272,653
Community Health Systems Inc.(a)(b)	1,831,678	6,337,606
CorVel Corp.(a)(b)	200,581	12,085,005
Cross Country Healthcare Inc.(a)(b)	764,012	6,669,825
Diplomat Pharmacy Inc.(a)(b)	1,251,281	24,287,364

Security	Shares	Value
Health Care Providers & Services (continued)
Ensign Group Inc. (The)	1,070,212	$40,582,439
Genesis Healthcare Inc.(a)(b)	1,232,581	1,663,984
HealthEquity Inc.(a)(b)	1,189,069	112,260,004
LHC Group Inc.(a)(b)	646,485	66,581,490
LifePoint Health Inc.(a)(b)	772,607	49,755,891
Magellan Health Inc.(a)(b)	503,462	36,274,437
National HealthCare Corp.	267,414	20,154,993
National Research Corp.	243,137	9,385,088
Owens & Minor Inc.	1,326,168	21,908,295
Patterson Companies Inc.	1,772,399	43,335,156
PetIQ Inc.(a)(b)	224,394	8,820,928
Providence Service Corp. (The)(a)(b)	249,485	16,785,351
Quorum Health Corp.(a)(b)	628,159	3,681,012
R1 RCM Inc.(a)(b)	2,265,877	23,021,310
RadNet Inc.(a)(b)	873,593	13,147,575
Select Medical Holdings Corp.(a)	2,375,724	43,713,322
Surgery Partners Inc.(a)(b)	409,010	6,748,665
Tenet Healthcare Corp.(a)(b)	1,834,372	52,206,227
Tivity Health Inc.(a)(b)	859,164	27,622,123
Triple-S Management Corp., Class B(a)	481,809	9,101,372
U.S. Physical Therapy Inc.	270,065	32,029,709

		947,702,885
Health Care Technology — 1.2%
Allscripts Healthcare Solutions Inc.(a)(b)	3,821,137	54,451,202
Castlight Health Inc., Class B(a)(b)	1,696,739	4,581,195
Computer Programs & Systems Inc.(b)	258,605	6,943,544
Evolent Health Inc., Class A(a)(b)	1,484,251	42,152,729
HealthStream Inc.	568,639	17,633,495
HMS Holdings Corp.(a)	1,815,941	59,581,024
Inovalon Holdings Inc., Class A(a)(b)	1,518,426	15,260,181
Inspire Medical Systems Inc.(a)(b)	172,386	7,254,003
Medidata Solutions Inc.(a)(b)	1,269,148	93,041,240
NantHealth Inc.(a)(b)	545,167	855,912
NextGen Healthcare Inc.(a)(b)	1,170,322	23,500,066
Omnicell Inc.(a)(b)	843,758	60,666,200
Simulations Plus Inc.	253,622	5,123,165
Tabula Rasa HealthCare Inc.(a)(b)	381,950	31,010,521
Teladoc Health Inc.(a)(b)	1,467,003	126,675,709
Vocera Communications Inc.(a)(b)	646,914	23,664,114

		572,394,300
Hotels, Restaurants & Leisure — 3.0%
BBX Capital Corp.(b)	1,415,690	10,504,420
Belmond Ltd., Class A(a)(b)	1,955,205	35,682,491
Biglari Holdings Inc., Class A(a)(b)	2,079	1,916,838
Biglari Holdings Inc., Class B, NVS(a)	20,799	3,771,899
BJ’s Restaurants Inc.(b)	444,414	32,086,691
Bloomin’ Brands Inc.	1,809,554	35,811,074
Bluegreen Vacations Corp.(b)	164,557	2,943,925
Bojangles’ Inc.(a)(b)	394,013	6,186,004
Boyd Gaming Corp.	1,813,540	61,388,329
Brinker International Inc.	957,324	44,735,751
Carrols Restaurant Group Inc.(a)(b)	790,332	11,538,847
Century Casinos Inc.(a)(b)	595,626	4,443,370
Cheesecake Factory Inc. (The)	923,063	49,420,793
Churchill Downs Inc.	255,731	71,016,499
Chuy’s Holdings Inc.(a)(b)	380,410	9,985,762
Cracker Barrel Old Country Store Inc.(b)	416,641	61,300,390
Dave & Buster’s Entertainment Inc.(b)	870,092	57,617,492
Del Frisco’s Restaurant Group Inc.(a)	722,489	5,996,659

34

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Del Taco Restaurants Inc.(a)(b)	719,064	$8,492,146
Denny’s Corp.(a)(b)	1,370,850	20,178,912
Dine Brands Global Inc.	366,008	29,760,110
Drive Shack Inc.(a)	1,419,308	8,459,076
El Pollo Loco Holdings Inc.(a)(b)	506,425	6,355,634
Eldorado Resorts Inc.(a)(b)	1,448,041	70,374,793
Empire Resorts Inc.(a)(b)	72,435	673,645
Fiesta Restaurant Group Inc.(a)(b)	512,652	13,713,441
Golden Entertainment Inc.(a)	421,526	10,120,839
Habit Restaurants Inc. (The), Class A(a)(b)	442,166	7,052,548
International Speedway Corp., Class A	533,996	23,389,025
J Alexander’s Holdings Inc.(a)	283,981	3,379,374
Jack in the Box Inc.	596,635	50,015,912
Lindblad Expeditions Holdings Inc.(a)(b)	473,709	7,044,053
Marriott Vacations Worldwide Corp.	852,684	95,287,437
Monarch Casino & Resort Inc.(a)(b)	229,784	10,443,683
Nathan’s Famous Inc.	63,711	5,249,786
Noodles & Co.(a)(b)	299,065	3,618,686
Papa John’s International Inc.	481,537	24,693,217
Penn National Gaming Inc.(a)(b)	1,513,996	49,840,748
Pinnacle Entertainment Inc.(a)	1,169,523	39,401,230
Planet Fitness Inc., Class A(a)	1,943,262	104,994,446
PlayAGS Inc.(a)(b)	480,079	14,147,928
Potbelly Corp.(a)(b)	496,828	6,110,984
RCI Hospitality Holdings Inc.(b)	211,241	6,254,846
Red Lion Hotels Corp.(a)(b)	375,040	4,688,000
Red Robin Gourmet Burgers Inc.(a)(b)	274,126	11,006,159
Red Rock Resorts Inc., Class A	1,532,528	40,841,871
Ruth’s Hospitality Group Inc.	616,309	19,444,549
Scientific Games Corp./DE, Class A(a)(b)	1,210,272	30,740,909
SeaWorld Entertainment Inc.(a)	1,207,986	37,967,000
Shake Shack Inc., Class A(a)(b)	543,537	34,248,266
Sonic Corp.	758,347	32,866,759
Speedway Motorsports Inc.	252,578	4,508,517
Texas Roadhouse Inc.	1,476,413	102,300,657
Town Sports International Holdings Inc.(a)(b)	319,278	2,761,755
Wingstop Inc.(b)	640,893	43,753,765
Zoe’s Kitchen Inc.(a)	413,096	5,254,581

		1,495,782,521
Household Durables — 1.6%
AV Homes Inc.(a)(b)	269,551	5,391,020
Bassett Furniture Industries Inc.	222,696	4,732,290
Beazer Homes USA Inc.(a)(b)	703,712	7,388,976
Cavco Industries Inc.(a)	188,042	47,574,626
Century Communities Inc.(a)(b)	561,279	14,733,574
Ethan Allen Interiors Inc.	536,665	11,135,799
Flexsteel Industries Inc.	163,039	4,848,780
GoPro Inc., Class A(a)(b)	2,489,690	17,925,768
Green Brick Partners Inc.(a)(b)	541,737	5,471,544
Hamilton Beach Brands Holding Co., Class A	143,400	3,146,196
Helen of Troy Ltd.(a)(b)	580,524	75,990,592
Hooker Furniture Corp.	255,084	8,621,839
Hovnanian Enterprises Inc., Class A(a)(b)	2,654,917	4,247,867
Installed Building Products Inc.(a)(b)	473,733	18,475,587
iRobot Corp.(a)(b)	585,207	64,325,953
KB Home(b)	1,886,334	45,102,246
La-Z-Boy Inc.	1,018,956	32,199,010
LGI Homes Inc.(a)(b)	407,748	19,343,565
Lifetime Brands Inc.	259,495	2,828,496
Lovesac Co. (The)(a)(b)	76,646	1,914,617

Security	Shares	Value
Household Durables (continued)
M/I Homes Inc.(a)	610,519	$14,609,720
MDC Holdings Inc.	998,453	29,534,240
Meritage Homes Corp.(a)(b)	846,088	33,758,911
New Home Co. Inc. (The)(a)(b)	321,239	2,589,186
Purple Innovation Inc.(a)(b)	96,120	557,496
Roku Inc.(a)(b)	951,008	69,452,114
Skyline Champion Corp.	630,244	18,006,071
Sonos Inc.(a)(b)	347,923	5,580,685
Taylor Morrison Home Corp., Class A(a)(b)	2,419,628	43,650,089
TopBuild Corp.(a)(b)	769,925	43,747,138
TRI Pointe Group Inc.(a)(b)	3,301,629	40,940,200
Tupperware Brands Corp.	1,101,104	36,831,929
Turtle Beach Corp.(a)(b)	173,228	3,454,166
Universal Electronics Inc.(a)(b)	303,975	11,961,416
Vuzix Corp.(a)(b)	519,012	3,399,529
William Lyon Homes, Class A(a)(b)	693,936	11,026,643
ZAGG Inc.(a)(b)	608,226	8,971,333

		773,469,211
Household Products — 0.2%
Central Garden & Pet Co.(a)(b)	227,338	8,193,261
Central Garden & Pet Co., Class A, NVS(a)	886,561	29,380,632
Oil-Dri Corp. of America	118,468	4,568,126
WD-40 Co.	299,657	51,570,970

		93,712,989
Independent Power and Renewable Electricity Producers — 0.3%
Atlantic Power Corp.(a)(b)	2,512,995	5,528,589
Clearway Energy Inc., Class A	759,154	14,454,292
Clearway Energy Inc., Class C	1,524,863	29,353,613
Ormat Technologies Inc.(b)	874,085	47,296,739
Pattern Energy Group Inc., Class A	1,779,292	35,354,532
TerraForm Power Inc., Class A	1,612,274	18,621,765

		150,609,530
Industrial Conglomerates — 0.1%
Raven Industries Inc.	779,672	35,669,994

Insurance — 2.6%
Ambac Financial Group Inc.(a)	682,389	13,934,383
American Equity Investment Life Holding Co.	1,959,585	69,290,926
AMERISAFE Inc.	380,592	23,577,674
AmTrust Financial Services Inc.	2,443,670	35,482,088
Argo Group International Holdings Ltd.	716,476	45,173,812
Citizens Inc./TX(a)(b)	1,095,580	9,202,872
CNO Financial Group Inc.	3,603,656	76,469,580
Crawford & Co., Class B	271,110	2,496,923
Donegal Group Inc., Class A	215,505	3,062,326
eHealth Inc.(a)(b)	413,419	11,683,221
EMC Insurance Group Inc.	207,129	5,120,229
Employers Holdings Inc.	670,160	30,358,248
Enstar Group Ltd.(a)	265,713	55,401,160
FBL Financial Group Inc., Class A	218,983	16,478,471
FedNat Holding Co.(b)	273,699	6,973,850
Genworth Financial Inc., Class A(a)	11,051,493	46,084,726
Global Indemnity Ltd.(b)	194,378	7,328,051
Goosehead Insurance Inc., Class A(a)	215,078	7,284,692
Greenlight Capital Re Ltd., Class A(a)(b)	675,270	8,373,348
Hallmark Financial Services Inc.(a)(b)	298,318	3,281,498
HCI Group Inc.	167,417	7,324,494
Health Insurance Innovations Inc., Class A(a)	279,697	17,243,320
Heritage Insurance Holdings Inc.	476,530	7,062,175

35

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
Horace Mann Educators Corp.	907,505	$40,746,974
Independence Holding Co.	102,914	3,694,613
Investors Title Co.	32,942	5,530,962
James River Group Holdings Ltd.	544,370	23,201,049
Kemper Corp.	1,076,179	86,578,600
Kingstone Companies Inc.	198,545	3,772,355
Kinsale Capital Group Inc.(b)	430,249	27,475,701
Maiden Holdings Ltd.	1,313,174	3,742,546
MBIA Inc.(a)(b)	1,902,602	20,338,815
National General Holdings Corp.	1,358,607	36,465,012
National Western Life Group Inc., Class A	50,016	15,965,107
Navigators Group Inc. (The)	443,249	30,628,506
NI Holdings Inc.(a)	221,425	3,735,440
Primerica Inc.	842,419	101,553,610
ProAssurance Corp.	1,152,849	54,126,261
Protective Insurance Corp., Class B	218,002	5,003,146
RLI Corp.	856,534	67,306,442
Safety Insurance Group Inc.	321,921	28,844,122
Selective Insurance Group Inc.	1,260,401	80,035,463
State Auto Financial Corp.	368,192	11,244,584
Stewart Information Services Corp.	490,718	22,087,217
Third Point Reinsurance Ltd.(a)	1,756,309	22,832,017
Tiptree Inc.(b)	623,263	4,082,373
Trupanion Inc.(a)(b)	540,656	19,317,639
United Fire Group Inc.	396,170	20,113,551
United Insurance Holdings Corp.	465,537	10,418,718
Universal Insurance Holdings Inc.	694,471	33,716,567

		1,291,245,457
Interactive Media & Services — 0.6%
Care.com Inc.(a)(b)	429,417	9,494,410
Cargurus Inc.(a)(b)	1,094,164	60,933,993
Cars.com Inc.(a)(b)	1,542,690	42,593,671
Liberty TripAdvisor Holdings Inc., Class A(a)	1,600,911	23,773,528
Meet Group Inc. (The)(a)(b)	1,553,572	7,690,181
QuinStreet Inc.(a)(b)	826,675	11,217,980
Travelzoo(a)	105,594	1,251,289
TrueCar Inc.(a)(b)	2,016,084	28,426,784
XO Group Inc.(a)(b)	521,845	17,993,216
Yelp Inc.(a)(b)	1,778,794	87,516,665

		290,891,717
Internet & Direct Marketing Retail — 1.0%
1-800-Flowers.com Inc., Class A(a)	592,955	6,996,869
Duluth Holdings Inc., Class B(a)(b)	173,186	5,448,432
Etsy Inc.(a)(b)	2,614,268	134,321,090
Gaia Inc.(a)(b)	248,087	3,820,540
Groupon Inc.(a)(b)	9,705,936	36,591,379
Lands’ End Inc.(a)(b)	231,504	4,062,895
Leaf Group Ltd.(a)(b)	360,116	3,601,160
Liberty Expedia Holdings Inc., Class A(a)	1,195,428	56,232,933
Liquidity Services Inc.(a)	581,463	3,692,290
Nutrisystem Inc.	636,368	23,577,434
Overstock.com Inc.(a)(b)	456,775	12,652,668
PetMed Express Inc.	439,967	14,523,311
Quotient Technology Inc.(a)(b)	1,757,893	27,247,341
Remark Holdings Inc.(a)(b)	600,869	1,916,772
Shutterfly Inc.(a)(b)	723,668	47,682,485
Shutterstock Inc.(b)	415,092	22,655,721
Stamps.com Inc.(a)	384,247	86,916,671

		491,939,991

Security	Shares	Value
IT Services — 2.2%
Brightcove Inc.(a)	760,646	$6,389,426
CACI International Inc., Class A(a)(b)	535,550	98,621,533
Carbonite Inc.(a)(b)	686,863	24,486,666
Cardtronics PLC, Class A(a)(b)	874,627	27,673,198
Cass Information Systems Inc.	262,943	17,122,848
ConvergeOne Holdings Inc.(b)	544,751	5,071,632
Convergys Corp.	1,969,840	46,764,002
CSG Systems International Inc.	720,767	28,931,587
Endurance International Group Holdings Inc.(a)(b)	1,547,249	13,615,791
Everi Holdings Inc.(a)	1,405,453	12,888,004
EVERTEC Inc.	1,322,424	31,870,418
Evo Payments Inc., Class A(a)(b)	352,637	8,428,024
Exela Technologies Inc.(a)(b)	1,044,730	7,448,925
ExlService Holdings Inc.(a)(b)	727,666	48,171,489
GTT Communications Inc.(a)(b)	928,484	40,296,206
Hackett Group Inc. (The)	549,031	11,062,975
I3 Verticals Inc., Class A(a)	167,325	3,845,129
Information Services Group Inc.(a)(b)	804,081	3,843,507
Internap Corp.(a)(b)	436,926	5,518,375
Limelight Networks Inc.(a)(b)	2,366,074	11,877,691
LiveRamp Holdings Inc.	1,685,479	83,279,517
ManTech International Corp./VA, Class A	581,035	36,779,516
MAXIMUS Inc.	1,400,731	91,131,559
MoneyGram International Inc.(a)(b)	703,171	3,761,965
NIC Inc.	1,384,163	20,485,612
Perficient Inc.(a)(b)	752,859	20,063,692
Perspecta Inc.	3,139,253	80,741,587
PFSweb Inc.(a)(b)	334,984	2,478,882
Presidio Inc.(b)	718,407	10,955,707
PRGX Global Inc.(a)(b)	454,796	3,956,725
Science Applications International Corp.	928,359	74,825,735
ServiceSource International Inc.(a)(b)	1,769,930	5,044,301
Sykes Enterprises Inc.(a)(b)	871,746	26,579,536
Syntel Inc.(a)	777,299	31,853,713
Travelport Worldwide Ltd.	2,751,380	46,415,781
TTEC Holdings Inc.	311,943	8,079,324
Tucows Inc., Class A(a)(b)	209,700	11,690,775
Unisys Corp.(a)(b)	1,098,830	22,416,132
Virtusa Corp.(a)(b)	620,083	33,304,658
Web.com Group Inc.(a)	889,970	24,830,163

		1,092,602,306
Leisure Products — 0.4%
Acushnet Holdings Corp.(b)	762,981	20,928,569
American Outdoor Brands Corp.(a)(b)	1,166,069	18,109,052
Callaway Golf Co.(b)	2,036,831	49,474,625
Clarus Corp.	438,542	4,845,889
Escalade Inc.	258,955	3,327,572
Johnson Outdoors Inc., Class A	108,836	10,120,660
Malibu Boats Inc., Class A(a)(b)	448,197	24,525,340
Marine Products Corp.	187,175	4,284,436
MCBC Holdings Inc.(a)	398,207	14,287,667
Nautilus Inc.(a)(b)	678,891	9,470,529
Sturm Ruger & Co. Inc.	365,805	25,258,835
Vista Outdoor Inc.(a)(b)	1,233,851	22,073,594

		206,706,768
Life Sciences Tools & Services — 0.6%
Accelerate Diagnostics Inc.(a)(b)	558,683	12,821,775
Cambrex Corp.(a)(b)	716,716	49,023,374
ChromaDex Corp.(a)(b)	848,233	3,638,920

36

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Life Sciences Tools & Services (continued)
Codexis Inc.(a)(b)	1,122,242	$19,246,450
Enzo Biochem Inc.(a)(b)	970,635	3,999,016
Fluidigm Corp.(a)(b)	671,807	5,031,834
Harvard Bioscience Inc.(a)(b)	774,299	4,065,070
Luminex Corp.(b)	897,408	27,200,437
Medpace Holdings Inc.(a)(b)	475,159	28,466,776
NanoString Technologies Inc.(a)(b)	550,440	9,814,345
NeoGenomics Inc.(a)(b)	1,389,634	21,330,882
Pacific Biosciences of California Inc.(a)(b)	2,685,059	14,526,169
Quanterix Corp.(a)(b)	184,222	3,946,035
Syneos Health Inc.(a)(b)	1,364,499	70,339,924

		273,451,007
Machinery — 3.9%
Actuant Corp., Class A(b)	1,321,328	36,865,051
Alamo Group Inc.	212,380	19,456,132
Albany International Corp., Class A	626,259	49,787,590
Altra Industrial Motion Corp.(b)	1,311,359	54,159,127
American Railcar Industries Inc.	161,710	7,454,831
Astec Industries Inc.	495,341	24,970,140
Barnes Group Inc.	1,048,118	74,447,822
Blue Bird Corp.(a)(b)	321,346	7,872,977
Briggs & Stratton Corp.	901,125	17,328,634
Chart Industries Inc.(a)(b)	679,669	53,238,473
CIRCOR International Inc.(b)	353,679	16,799,752
Columbus McKinnon Corp./NY(b)	488,232	19,304,693
Commercial Vehicle Group Inc.(a)(b)	666,524	6,105,360
DMC Global Inc.(b)	313,556	12,793,085
Douglas Dynamics Inc.	489,582	21,492,650
Eastern Co. (The)	118,148	3,355,403
Energy Recovery Inc.(a)(b)	781,300	6,992,635
EnPro Industries Inc.	453,429	33,068,577
ESCO Technologies Inc.	561,222	38,191,157
Evoqua Water Technologies Corp.(a)(b)	1,650,337	29,342,992
Federal Signal Corp.	1,309,734	35,074,677
Franklin Electric Co. Inc.	1,022,476	48,311,991
FreightCar America Inc.	271,758	4,367,151
Gencor Industries Inc.(a)(b)	216,149	2,604,595
Global Brass & Copper Holdings Inc.	479,524	17,694,436
Gorman-Rupp Co. (The)	397,824	14,520,576
Graham Corp.	217,792	6,135,201
Greenbrier Companies Inc. (The)	684,102	41,114,530
Harsco Corp.(a)	1,751,364	50,001,442
Hillenbrand Inc.	1,383,363	72,349,885
Hurco Companies Inc.	142,326	6,418,903
Hyster-Yale Materials Handling Inc.	231,061	14,217,183
John Bean Technologies Corp.(b)	685,110	81,733,623
Kadant Inc.	235,519	25,400,724
Kennametal Inc.	1,768,980	77,056,769
LB Foster Co., Class A(a)(b)	215,573	4,430,025
Lindsay Corp.	234,151	23,471,296
Lydall Inc.(a)	372,963	16,074,705
Manitex International Inc.(a)(b)	320,357	3,373,359
Manitowoc Co. Inc. (The)(a)(b)	756,323	18,144,189
Meritor Inc.(a)(b)	1,817,488	35,186,568
Milacron Holdings Corp.(a)(b)	1,528,661	30,955,385
Miller Industries Inc./TN	244,873	6,587,084
Mueller Industries Inc.	1,249,726	36,217,059
Mueller Water Products Inc., Class A	3,393,573	39,060,025
Navistar International Corp.(a)(b)	1,081,824	41,650,224
NN Inc.	578,622	9,026,503

Security	Shares	Value
Machinery (continued)
Omega Flex Inc.	65,500	$4,660,980
Park-Ohio Holdings Corp.	191,538	7,345,482
Proto Labs Inc.(a)(b)	595,905	96,387,634
RBC Bearings Inc.(a)(b)	521,124	78,356,205
REV Group Inc.(b)	627,254	9,847,888
Rexnord Corp.(a)(b)	2,281,002	70,254,862
Spartan Motors Inc.	739,819	10,912,330
SPX Corp.(a)	933,535	31,096,051
SPX FLOW Inc.(a)	918,809	47,778,068
Standex International Corp.	276,373	28,811,885
Sun Hydraulics Corp.(b)	630,210	34,522,904
Tennant Co.	389,546	29,586,019
Titan International Inc.	1,115,839	8,279,525
TriMas Corp.(a)(b)	1,010,371	30,715,278
Twin Disc Inc.(a)	182,306	4,200,330
Wabash National Corp.(b)	1,229,469	22,413,220
Watts Water Technologies Inc., Class A	606,220	50,316,260
Woodward Inc.	1,176,736	95,150,873

		1,954,840,983
Marine — 0.1%
Costamare Inc.	1,095,634	7,110,665
Eagle Bulk Shipping Inc.(a)	1,051,502	5,909,441
Genco Shipping & Trading Ltd.(a)(b)	152,172	2,130,408
Matson Inc.	933,938	37,021,302
Safe Bulkers Inc.(a)(b)	1,180,865	3,400,891
Scorpio Bulkers Inc.	1,329,934	9,642,022

		65,214,729
Media — 1.3%
Beasley Broadcast Group Inc., Class A	106,737	736,485
Boston Omaha Corp., Class A(a)(b)	111,264	3,326,794
Cardlytics Inc.(a)(b)	126,782	3,174,621
Central European Media Enterprises Ltd., Class A(a)(b)	1,901,928	7,132,230
Clear Channel Outdoor Holdings Inc., Class A	875,204	5,207,464
Daily Journal Corp.(a)(b)	26,243	6,324,563
Emerald Expositions Events Inc.	546,685	9,009,369
Entercom Communications Corp., Class A	2,822,287	22,296,067
Entravision Communications Corp., Class A	1,429,010	7,002,149
EW Scripps Co. (The), Class A, NVS(b)	1,005,376	16,588,704
Fluent Inc.(a)(b)	718,249	1,544,235
Gannett Co. Inc.	2,435,797	24,382,328
Gray Television Inc.(a)(b)	1,739,763	30,445,853
Hemisphere Media Group Inc.(a)(b)	399,007	5,566,148
Liberty Latin America Ltd., Class A(a)(b)	957,810	19,960,760
Liberty Latin America Ltd., Class C, NVS(a)(b)	2,473,839	51,035,299
Loral Space & Communications Inc.(a)(b)	292,276	13,269,330
MDC Partners Inc., Class A(a)	1,320,764	5,481,171
Meredith Corp.	861,325	43,970,641
MSG Networks Inc., Class A(a)(b)	1,295,434	33,422,197
National CineMedia Inc.	1,700,303	18,006,209
New Media Investment Group Inc.	1,314,550	20,625,290
New York Times Co. (The), Class A(b)	2,857,870	66,159,690
Nexstar Media Group Inc., Class A	982,963	80,013,188
Saga Communications Inc., Class A	86,989	3,144,652
Scholastic Corp., NVS	611,030	28,528,991
Sinclair Broadcast Group Inc., Class A	1,571,178	44,542,896
TechTarget Inc.(a)(b)	441,986	8,583,368
TEGNA Inc.	4,763,748	56,974,426
tronc Inc.(a)(b)	410,598	6,705,065

37

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
WideOpenWest Inc.(a)(b)	673,498	$7,549,913

		650,710,096
Metals & Mining — 1.3%
AK Steel Holding Corp.(a)(b)	6,953,973	34,074,468
Allegheny Technologies Inc.(a)(b)	2,755,347	81,420,504
Carpenter Technology Corp.	1,024,486	60,393,450
Century Aluminum Co.(a)(b)	1,107,038	13,251,245
Cleveland-Cliffs Inc.(a)(b)	6,541,292	82,812,757
Coeur Mining Inc.(a)(b)	4,055,373	21,615,138
Commercial Metals Co.	2,524,296	51,798,554
Compass Minerals International Inc.	748,482	50,297,990
Ferroglobe PLC(a)	1,289,900	13
Gold Resource Corp.(b)	1,193,443	6,134,297
Haynes International Inc.	278,516	9,887,318
Hecla Mining Co.(b)	9,690,882	27,037,561
Kaiser Aluminum Corp.	354,948	38,710,629
Materion Corp.	443,456	26,829,088
Olympic Steel Inc.(b)	217,345	4,535,990
Ramaco Resources Inc.(a)(b)	131,685	982,370
Ryerson Holding Corp.(a)(b)	343,719	3,884,025
Schnitzer Steel Industries Inc., Class A	556,460	15,052,243
SunCoke Energy Inc.(a)	1,432,451	16,645,080
Synalloy Corp.	182,185	4,162,927
Tahoe Resources Inc.(a)(b)	6,846,874	19,102,778
TimkenSteel Corp.(a)	847,132	12,596,853
Universal Stainless & Alloy Products Inc.(a)(b)	154,643	3,944,943
Warrior Met Coal Inc.(b)	945,084	25,555,071
Worthington Industries Inc.	920,927	39,931,395

		650,656,687
Mortgage Real Estate Investment — 1.0%
AG Mortgage Investment Trust Inc.	632,346	11,496,050
Annaly Capital Management Inc.	841,153	8,604,996
Anworth Mortgage Asset Corp.(b)	2,190,041	10,139,890
Apollo Commercial Real Estate Finance Inc.(b)	2,698,716	50,924,771
Arbor Realty Trust Inc.(b)	793,119	9,105,006
Ares Commercial Real Estate Corp.(b)	611,814	8,547,042
ARMOUR Residential REIT Inc.(b)	893,081	20,049,668
Blackstone Mortgage Trust Inc., Class A(b)	2,449,202	82,072,759
Capstead Mortgage Corp.(b)	1,980,015	15,661,919
Cherry Hill Mortgage Investment Corp.	346,590	6,273,279
Colony Credit Real Estate Inc.(b)	1,844,749	40,566,031
Dynex Capital Inc.	1,196,446	7,633,325
Exantas Capital Corp.	657,686	7,221,392
Granite Point Mortgage Trust Inc.(b)	955,535	18,422,715
Great Ajax Corp.	352,589	4,798,736
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	1,121,748	24,083,930
Invesco Mortgage Capital Inc.(b)	2,459,573	38,910,445
KKR Real Estate Finance Trust Inc.	363,512	7,332,037
Ladder Capital Corp.(b)	1,878,868	31,828,024
New York Mortgage Trust Inc.(b)	3,040,633	18,487,049
Orchid Island Capital Inc.(b)	1,177,277	8,535,258
PennyMac Mortgage Investment Trust(b)(d)	1,305,393	26,421,154
Ready Capital Corp.	394,997	6,576,700
Redwood Trust Inc.(b)	1,800,185	29,235,004
TPG RE Finance Trust Inc.(b)	770,127	15,417,943
Western Asset Mortgage Capital Corp.(b)	918,802	9,206,396

		517,551,519

Security	Shares	Value
Multi-Utilities — 0.4%
Avista Corp.	1,436,003	$72,604,311
Black Hills Corp.	1,169,788	67,952,985
NorthWestern Corp.	1,100,142	64,534,330
Unitil Corp.	320,942	16,335,948

		221,427,574
Multiline Retail — 0.3%
Big Lots Inc.(b)	880,985	36,816,363
Dillard’s Inc., Class A(b)	252,350	19,264,399
JC Penney Co. Inc.(a)(b)	6,921,279	11,489,323
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	1,093,017	105,038,934
Sears Holdings Corp.(a)(b)	895,641	866,801

		173,475,820
Oil, Gas & Consumable Fuels — 3.0%
Abraxas Petroleum Corp.(a)(b)	3,503,839	8,163,945
Adams Resources & Energy Inc.	47,458	2,015,067
Alta Mesa Resources Inc.(a)(b)	2,114,093	8,836,909
Amyris Inc.(a)(b)	680,123	5,400,177
Approach Resources Inc.(a)(b)	956,777	2,133,613
Arch Coal Inc., Class A	399,862	35,747,663
Ardmore Shipping Corp.(a)	721,783	4,691,589
Berry Petroleum Corp.	285,476	5,030,087
Bonanza Creek Energy Inc.(a)(b)	415,977	12,387,795
California Resources Corp.(a)(b)	987,944	47,944,922
Callon Petroleum Co.(a)(b)	4,985,333	59,774,143
Carrizo Oil & Gas Inc.(a)(b)	1,914,611	48,248,197
Clean Energy Fuels Corp.(a)(b)	3,043,818	7,913,927
Cloud Peak Energy Inc.(a)(b)	1,609,666	3,702,232
CONSOL Energy Inc.(a)(b)	619,116	25,266,124
CVR Energy Inc.	340,679	13,702,109
Delek U.S. Holdings Inc.	1,837,223	77,953,372
Denbury Resources Inc.(a)(b)	10,073,134	62,453,431
DHT Holdings Inc.	2,025,622	9,520,423
Dorian LPG Ltd.(a)(b)	610,901	4,868,881
Earthstone Energy Inc., Class A(a)(b)	437,272	4,101,611
Eclipse Resources Corp.(a)(b)	1,896,150	2,256,418
Energy Fuels Inc./Canada(a)(b)	1,613,579	5,292,539
Energy XXI Gulf Coast Inc.(a)	698,308	5,837,855
EP Energy Corp., Class A(a)(b)	863,547	2,020,700
Evolution Petroleum Corp.	569,213	6,289,804
Frontline Ltd./Bermuda(a)(b)	1,678,519	9,752,195
GasLog Ltd.	879,417	17,368,486
Golar LNG Ltd.(b)	2,077,954	57,767,121
Goodrich Petroleum Corp.(a)(b)	190,913	2,680,418
Green Plains Inc.	835,215	14,365,698
Gulfport Energy Corp.(a)(b)	3,815,726	39,721,708
Halcon Resources Corp.(a)(b)	2,957,813	13,221,424
Hallador Energy Co.	409,833	2,549,161
HighPoint Resources Corp.(a)(b)	2,397,078	11,697,741
International Seaways Inc.(a)(b)	479,411	9,597,808
Isramco Inc.(a)	15,744	1,921,555
Jagged Peak Energy Inc.(a)(b)	1,396,167	19,308,990
Laredo Petroleum Inc.(a)(b)	3,389,972	27,696,071
Lilis Energy Inc.(a)(b)	1,009,194	4,945,051
Matador Resources Co.(a)(b)	2,308,878	76,308,418
Midstates Petroleum Co. Inc.(a)(b)	330,371	2,943,606
NACCO Industries Inc., Class A	83,962	2,749,755
NextDecade Corp.(a)(b)	168,842	953,957
Nordic American Tankers Ltd.(b)	3,059,236	6,393,803
Northern Oil and Gas Inc.(a)(b)	4,242,875	16,971,500

38

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Oasis Petroleum Inc.(a)(b)	5,859,984	$83,094,573
Overseas Shipholding Group Inc., Series A(a)	1,270,044	4,000,639
Panhandle Oil and Gas Inc., Class A	343,088	6,329,974
Par Pacific Holdings Inc.(a)(b)	685,414	13,982,446
PDC Energy Inc.(a)(b)	1,436,028	70,307,931
Peabody Energy Corp.	1,717,683	61,218,222
Penn Virginia Corp.(a)	273,601	22,035,824
PetroCorp Inc. Escrow(a)(c)	26,106	—
Renewable Energy Group Inc.(a)(b)	799,369	23,021,827
Resolute Energy Corp.(a)(b)	482,586	18,246,577
REX American Resources Corp.(a)(b)	124,250	9,387,087
Ring Energy Inc.(a)(b)	1,261,831	12,504,745
Rosehill Resources Inc.(a)(b)	54,057	329,748
Sanchez Energy Corp.(a)(b)	1,355,800	3,118,340
SandRidge Energy Inc.(a)(b)	675,680	7,344,642
Scorpio Tankers Inc.	6,472,670	13,010,067
SemGroup Corp., Class A	1,732,036	38,191,394
Ship Finance International Ltd.	1,815,123	25,230,210
SilverBow Resources Inc.(a)(b)	159,271	4,247,758
Southwestern Energy Co.(a)(b)	12,925,420	66,048,896
SRC Energy Inc.(a)(b)	5,317,071	47,268,761
Talos Energy Inc.(a)(b)	444,131	14,576,379
Teekay Corp.(b)	1,510,346	10,179,732
Teekay Tankers Ltd., Class A	4,443,834	4,389,619
Tellurian Inc.(a)(b)	1,782,261	15,986,881
Ultra Petroleum Corp.(a)(b)	3,509,442	3,930,575
Uranium Energy Corp.(a)(b)	3,435,283	5,908,687
W&T Offshore Inc.(a)	2,019,159	19,464,693
WildHorse Resource Development Corp.(a)(b)	601,701	14,224,212
World Fuel Services Corp.	1,469,582	40,678,030
Zion Oil & Gas Inc.(a)(b)	1,174,758	1,503,690

		1,470,230,158
Paper & Forest Products — 0.6%
Boise Cascade Co.	837,163	30,807,598
Clearwater Paper Corp.(a)(b)	371,301	11,027,640
KapStone Paper and Packaging Corp.	1,922,513	65,192,416
Louisiana-Pacific Corp.	3,148,231	83,396,639
Neenah Inc.	361,534	31,200,384
PH Glatfelter Co.	959,809	18,341,950
Schweitzer-Mauduit International Inc.	677,525	25,955,983
Verso Corp., Class A(a)(b)	747,395	25,164,790

		291,087,400
Personal Products — 0.4%
Edgewell Personal Care Co.(a)	1,174,505	54,297,366
elf Beauty Inc.(a)(b)	490,434	6,243,225
Inter Parfums Inc.	378,892	24,419,590
Medifast Inc.	256,738	56,880,304
Natural Health Trends Corp.(b)	177,483	4,131,804
Nature’s Sunshine Products Inc.(a)	230,787	2,019,386
Revlon Inc., Class A(a)(b)	179,415	4,000,955
USANA Health Sciences Inc.(a)(b)	279,226	33,660,694

		185,653,324
Pharmaceuticals — 2.2%
Aclaris Therapeutics Inc.(a)(b)	589,079	8,553,427
Aerie Pharmaceuticals Inc.(a)(b)	784,356	48,277,112
Akcea Therapeutics Inc.(a)(b)	285,608	10,001,992
Akorn Inc.(a)(b)	2,058,069	26,713,736
Amneal Pharmaceuticals Inc.(a)	1,912,448	42,437,221
Amphastar Pharmaceuticals Inc.(a)(b)	777,431	14,957,772

Security	Shares	Value
Pharmaceuticals (continued)
Ampio Pharmaceuticals Inc.(a)(b)	1,747,595	$887,778
ANI Pharmaceuticals Inc.(a)	174,959	9,892,182
Aquestive Therapeutics Inc.(a)(b)	113,252	1,983,043
Aratana Therapeutics Inc.(a)(b)	984,246	5,747,997
Assembly Biosciences Inc.(a)(b)	459,871	17,079,609
Assertio Therapeutics Inc.(a)(b)	1,312,541	7,717,741
Clearside Biomedical Inc.(a)(b)	616,212	3,789,704
Collegium Pharmaceutical Inc.(a)(b)	646,789	9,533,670
Corcept Therapeutics Inc.(a)(b)	2,152,862	30,183,125
Corium International Inc.(a)(b)	589,416	5,605,346
Cymabay Therapeutics Inc.(a)(b)	1,298,689	14,389,474
Dermira Inc.(a)(b)	779,442	8,495,918
Dova Pharmaceuticals Inc.(a)(b)	259,607	5,443,959
Durect Corp.(a)(b)	3,454,610	3,800,071
Eloxx Pharmaceuticals Inc.(a)(b)	474,011	8,077,147
Endo International PLC(a)(b)	4,891,540	82,324,618
Endocyte Inc.(a)	1,432,473	25,440,720
Evolus Inc.(a)(b)	198,833	3,702,270
Horizon Pharma PLC(a)(b)	3,609,199	70,668,116
Innovate Biopharmaceuticals Inc.(a)(b)	407,703	2,784,611
Innoviva Inc.(a)	1,486,588	22,655,601
Intersect ENT Inc.(a)(b)	652,886	18,770,472
Intra-Cellular Therapies Inc.(a)(b)	987,151	21,421,177
Kala Pharmaceuticals Inc.(a)(b)	300,453	2,965,471
Lannett Co. Inc.(a)(b)	649,542	3,085,325
Liquidia Technologies Inc.(a)	105,853	2,903,548
Mallinckrodt PLC(a)(b)	1,803,599	52,863,487
Marinus Pharmaceuticals Inc.(a)(b)	802,380	8,023,800
Medicines Co. (The)(a)(b)	1,507,528	45,090,162
Melinta Therapeutics Inc.(a)(b)	757,642	2,992,686
Menlo Therapeutics Inc.(a)(b)	140,980	1,388,653
MyoKardia Inc.(a)(b)	744,945	48,570,414
Neos Therapeutics Inc.(a)	610,249	2,959,708
Ocular Therapeutix Inc.(a)(b)	718,934	4,946,266
Odonate Therapeutics Inc.(a)(b)	149,535	2,902,474
Omeros Corp.(a)(b)	1,009,921	24,652,172
Optinose Inc.(a)(b)	354,580	4,407,429
Pacira Pharmaceuticals Inc./DE(a)(b)	874,624	42,987,770
Paratek Pharmaceuticals Inc.(a)(b)	694,129	6,733,051
Phibro Animal Health Corp., Class A	428,277	18,373,083
Prestige Consumer Healthcare Inc.(a)(b)	1,140,850	43,226,806
Reata Pharmaceuticals Inc., Class A(a)	409,081	33,446,463
resTORbio Inc.(a)(b)	151,987	2,301,083
Revance Therapeutics Inc.(a)(b)	723,290	17,973,757
scPharmaceuticals Inc.(a)(b)	167,465	983,020
Sienna Biopharmaceuticals Inc.(a)(b)	360,765	5,346,537
SIGA Technologies Inc.(a)(b)	1,144,155	7,883,228
Supernus Pharmaceuticals Inc.(a)(b)	1,075,629	54,157,920
Teligent Inc.(a)(b)	877,480	3,466,046
Tetraphase Pharmaceuticals Inc.(a)(b)	1,198,964	3,309,141
TherapeuticsMD Inc.(a)(b)	4,000,560	26,243,674
Theravance Biopharma Inc.(a)(b)	944,424	30,854,332
Tricida Inc.(a)(b)	253,274	7,737,521
Verrica Pharmaceuticals Inc.(a)	125,798	2,044,218
WaVe Life Sciences Ltd.(a)(b)	388,444	19,422,200
Xeris Pharmaceuticals Inc.(a)(b)	143,430	2,521,499
Zogenix Inc.(a)(b)	913,578	45,313,469
Zomedica Pharmaceuticals Corp.(a)(b)	869,654	1,626,253

		1,115,038,275

39

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Professional Services — 1.4%
Acacia Research Corp.(a)(b)	777,464	$2,487,885
ASGN Inc.(a)(b)	1,112,037	87,773,080
Barrett Business Services Inc.	157,489	10,517,115
BG Staffing Inc.	148,281	4,033,243
CBIZ Inc.(a)(b)	1,124,887	26,659,822
CRA International Inc.	177,530	8,915,557
Exponent Inc.	1,128,688	60,497,677
Forrester Research Inc.	226,059	10,376,108
Franklin Covey Co.(a)(b)	214,626	5,075,905
FTI Consulting Inc.(a)(b)	826,428	60,486,265
GP Strategies Corp.(a)(b)	270,724	4,561,699
Heidrick & Struggles International Inc.	411,642	13,934,082
Huron Consulting Group Inc.(a)	487,353	24,075,238
ICF International Inc.	396,045	29,881,595
InnerWorkings Inc.(a)(b)	983,532	7,789,574
Insperity Inc.	839,950	99,072,103
Kelly Services Inc., Class A, NVS	688,827	16,552,513
Kforce Inc.	491,730	18,489,048
Korn/Ferry International	1,253,764	61,735,339
Mistras Group Inc.(a)	400,072	8,669,560
Navigant Consulting Inc.	969,044	22,346,155
Reis Inc.	206,520	4,749,960
Resources Connection Inc.	656,937	10,905,154
TriNet Group Inc.(a)(b)	952,191	53,627,397
TrueBlue Inc.(a)	903,428	23,534,299
WageWorks Inc.(a)	863,241	36,903,553
Willdan Group Inc.(a)(b)	178,407	6,058,702

		719,708,628
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA(a)(b)	228,249	7,356,465
American Realty Investors Inc.(a)(b)	45,564	770,943
Consolidated-Tomoka Land Co.(b)	88,401	5,505,614
Cushman & Wakefield PLC(a)	985,396	16,741,878
Essential Properties Realty Trust Inc.(b)	772,410	10,960,498
Forestar Group Inc.(a)(b)	243,788	5,168,306
FRP Holdings Inc.(a)(b)	156,015	9,688,532
Griffin Industrial Realty Inc.	26,887	1,048,593
HFF Inc., Class A	827,624	35,157,468
Kennedy-Wilson Holdings Inc.	2,764,919	59,445,758
Marcus & Millichap Inc.(a)(b)	429,117	14,894,651
Maui Land & Pineapple Co. Inc.(a)(b)	144,015	1,843,392
Newmark Group Inc., Class A	530,298	5,934,035
RE/MAX Holdings Inc., Class A	393,085	17,433,320
Redfin Corp.(a)(b)	1,734,396	32,433,205
RMR Group Inc. (The), Class A	159,279	14,781,091
St. Joe Co. (The)(a)(b)	789,908	13,270,454
Stratus Properties Inc.(a)(b)	134,487	4,115,302
Tejon Ranch Co.(a)(b)	463,745	10,067,904
Transcontinental Realty Investors Inc.(a)(b)	35,983	1,147,498
Trinity Place Holdings Inc.(a)(b)	433,127	2,637,743

		270,402,650
Road & Rail — 0.5%
ArcBest Corp.	558,582	27,119,156
Avis Budget Group Inc.(a)(b)	1,463,656	47,041,904
Covenant Transportation Group Inc., Class A(a)(b)	273,370	7,944,132
Daseke Inc.(a)(b)	904,260	7,252,165
Heartland Express Inc.(b)	1,029,151	20,305,149
Hertz Global Holdings Inc.(a)(b)	1,183,041	19,319,060
Marten Transport Ltd.	862,050	18,146,153

Security	Shares	Value
Road & Rail (continued)
PAM Transportation Services Inc.(a)(b)	48,825	$3,178,019
Saia Inc.(a)(b)	560,983	42,887,150
U.S. Xpress Enterprises Inc., Class A(a)(b)	454,664	6,274,363
Universal Logistics Holdings Inc.	199,312	7,334,682
USA Truck Inc.(a)(b)	174,229	3,524,653
Werner Enterprises Inc.	1,027,878	36,335,487
YRC Worldwide Inc.(a)(b)	758,470	6,811,061

		253,473,134
Semiconductors & Semiconductor Equipment — 2.4%
ACM Research Inc., Class A(a)(b)	178,786	1,979,161
Adesto Technologies Corp.(a)(b)	398,882	2,373,348
Advanced Energy Industries Inc.(a)(b)	859,745	44,405,829
Alpha & Omega Semiconductor Ltd.(a)(b)	437,314	5,085,962
Ambarella Inc.(a)(b)	712,539	27,561,008
Amkor Technology Inc.(a)(b)	2,170,049	16,036,662
Aquantia Corp.(a)(b)	466,767	5,969,950
Axcelis Technologies Inc.(a)(b)	706,459	13,881,919
AXT Inc.(a)(b)	864,448	6,180,803
Brooks Automation Inc.	1,518,024	53,176,381
Cabot Microelectronics Corp.	558,078	57,576,907
CEVA Inc.(a)	486,517	13,987,364
Cirrus Logic Inc.(a)(b)	1,344,071	51,881,141
Cohu Inc.(b)	623,726	15,655,523
Cree Inc.(a)(b)	2,200,374	83,328,163
Diodes Inc.(a)(b)	868,785	28,921,853
Entegris Inc.	3,098,049	89,688,518
FormFactor Inc.(a)(b)	1,609,634	22,132,467
Ichor Holdings Ltd.(a)(b)	526,529	10,751,722
Impinj Inc.(a)(b)	358,614	8,900,799
Inphi Corp.(a)(b)	932,353	35,410,767
Integrated Device Technology Inc.(a)	2,843,022	133,650,464
Kopin Corp.(a)(b)	1,455,075	3,521,281
Lattice Semiconductor Corp.(a)(b)	2,542,789	20,342,312
MACOM Technology Solutions Holdings Inc.(a)(b)	998,873	20,576,784
MaxLinear Inc.(a)(b)	1,366,334	27,162,720
Nanometrics Inc.(a)(b)	502,688	18,860,854
NeoPhotonics Corp.(a)(b)	781,709	6,488,185
NVE Corp.	105,144	11,132,647
PDF Solutions Inc.(a)(b)	640,200	5,781,006
Photronics Inc.(a)(b)	1,496,532	14,740,840
Power Integrations Inc.(b)	622,382	39,334,542
Rambus Inc.(a)	2,299,748	25,090,251
Rudolph Technologies Inc.(a)	694,467	16,979,718
Semtech Corp.(a)(b)	1,426,713	79,325,243
Silicon Laboratories Inc.(a)(b)	942,736	86,543,165
SMART Global Holdings Inc.(a)(b)	220,105	6,325,818
SunPower Corp.(a)(b)	1,357,932	9,912,904
Synaptics Inc.(a)(b)	775,388	35,373,201
Ultra Clean Holdings Inc.(a)(b)	847,176	10,632,059
Veeco Instruments Inc.(a)(b)	1,065,743	10,923,866
Xcerra Corp.(a)	1,116,758	15,936,137
Xperi Corp.	1,049,152	15,579,907

		1,209,100,151
Software — 5.1%
8x8 Inc.(a)	1,998,820	42,474,925
A10 Networks Inc.(a)	1,129,752	6,868,892
ACI Worldwide Inc.(a)(b)	2,500,300	70,358,442
Agilysys Inc.(a)(b)	349,510	5,697,013
Alarm.com Holdings Inc.(a)(b)	679,525	39,004,735

40

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Software (continued)
Altair Engineering Inc., Class A(a)(b)	661,856	$28,757,643
Alteryx Inc., Class A(a)(b)	640,809	36,660,683
Amber Road Inc.(a)(b)	516,288	4,966,691
American Software Inc./GA, Class A	611,947	7,422,917
Appfolio Inc., Class A(a)(b)	325,263	25,500,619
Apptio Inc., Class A(a)(b)	759,400	28,067,424
Asure Software Inc.(a)(b)	224,986	2,794,326
Avalara Inc.(a)(b)	188,865	6,597,054
Avaya Holdings Corp.(a)(b)	2,281,807	50,519,207
Benefitfocus Inc.(a)(b)	490,723	19,849,745
Blackbaud Inc.(b)	1,054,960	107,057,341
Blackline Inc.(a)(b)	787,226	44,454,652
Bottomline Technologies de Inc.(a)(b)	882,429	64,161,413
Box Inc., Class A(a)(b)	2,706,439	64,710,956
Carbon Black Inc.(a)(b)	171,844	3,639,656
ChannelAdvisor Corp.(a)	582,372	7,250,531
Cision Ltd.(a)(b)	1,177,523	19,782,386
Cloudera Inc.(a)(b)	2,248,104	39,679,036
CommVault Systems Inc.(a)	861,806	60,326,420
Cornerstone OnDemand Inc.(a)(b)	1,190,129	67,539,821
Coupa Software Inc.(a)(b)	1,166,867	92,299,180
Digimarc Corp.(a)(b)	247,053	7,769,817
Domo Inc., Class B(a)(b)	164,257	3,523,313
Ebix Inc.(b)	530,562	41,993,982
eGain Corp.(a)(b)	389,546	3,155,323
Ellie Mae Inc.(a)(b)	743,943	70,503,478
Envestnet Inc.(a)(b)	972,276	59,260,222
Everbridge Inc.(a)(b)	589,305	33,967,540
Five9 Inc.(a)(b)	1,260,310	55,062,944
ForeScout Technologies Inc.(a)(b)	635,608	24,000,558
Fusion Connect Inc.(a)(b)	459,747	1,181,550
Hortonworks Inc.(a)(b)	1,528,011	34,853,931
HubSpot Inc.(a)(b)	794,218	119,887,207
Imperva Inc.(a)	761,504	35,371,861
Instructure Inc.(a)(b)	690,217	24,433,682
j2 Global Inc.	1,031,088	85,425,641
LivePerson Inc.(a)(b)	1,263,088	32,777,134
Majesco(a)(b)	125,503	947,548
MicroStrategy Inc., Class A(a)(b)	204,365	28,737,806
MINDBODY Inc., Class A(a)(b)	950,543	38,639,573
Mitek Systems Inc.(a)(b)	721,221	5,084,608
MobileIron Inc.(a)(b)	1,564,098	8,289,719
Model N Inc.(a)(b)	555,642	8,806,926
Monotype Imaging Holdings Inc.	918,769	18,559,134
New Relic Inc.(a)(b)	972,567	91,644,988
OneSpan Inc.(a)	694,759	13,235,159
Park City Group Inc.(a)(b)	332,945	3,362,745
Paylocity Holding Corp.(a)	639,759	51,385,443
Progress Software Corp.	987,974	34,865,602
PROS Holdings Inc.(a)(b)	681,267	23,857,970
Q2 Holdings Inc.(a)(b)	799,372	48,401,975
QAD Inc., Class A	226,351	12,822,784
Qualys Inc.(a)(b)	738,163	65,770,323
Rapid7 Inc.(a)(b)	811,434	29,958,143
Rimini Street Inc.(a)(b)	215,528	1,359,982
SailPoint Technologies Holding Inc.(a)(b)	1,142,862	38,880,165
SecureWorks Corp., Class A(a)(b)	213,053	3,121,226
SendGrid Inc.(a)(b)	629,095	23,144,405
ShotSpotter Inc.(a)(b)	159,481	9,774,590
SPS Commerce Inc.(a)	365,975	36,319,359

Security	Shares	Value
Software (continued)
Telaria Inc.(a)(b)	967,464	$3,666,689
Telenav Inc.(a)	689,846	3,483,722
Tenable Holdings Inc.(a)(b)	273,075	10,617,156
TiVo Corp.	2,642,677	32,901,329
Trade Desk Inc. (The), Class A(a)(b)	713,079	107,610,752
Upland Software Inc.(a)(b)	346,617	11,199,195
Varonis Systems Inc.(a)(b)	622,619	45,606,842
Verint Systems Inc.(a)(b)	1,385,019	69,389,452
Veritone Inc.(a)(b)	157,525	1,642,986
VirnetX Holding Corp.(a)(b)	1,228,084	5,710,591
Workiva Inc.(a)(b)	609,597	24,079,082
Yext Inc.(a)(b)	1,770,152	41,952,602
Zix Corp.(a)(b)	1,185,168	6,577,682
Zscaler Inc.(a)	306,970	12,518,237

		2,553,536,381
Specialty Retail — 3.1%
Aaron’s Inc.(b)	1,518,226	82,682,588
Abercrombie & Fitch Co., Class A	1,488,219	31,431,185
American Eagle Outfitters Inc.	3,537,795	87,843,450
America’s Car-Mart Inc./TX(a)(b)	129,849	10,154,192
Asbury Automotive Group Inc.(a)	445,095	30,600,281
Ascena Retail Group Inc.(a)(b)	3,859,930	17,639,880
At Home Group Inc.(a)(b)	967,621	30,509,090
Barnes & Noble Education Inc.(a)	895,887	5,160,309
Barnes & Noble Inc.	1,296,060	7,517,148
Bed Bath & Beyond Inc.	2,909,164	43,637,460
Big 5 Sporting Goods Corp.(b)	453,300	2,311,830
Boot Barn Holdings Inc.(a)(b)	604,475	17,173,135
Buckle Inc. (The)(b)	613,769	14,147,376
Caleres Inc.(b)	912,711	32,729,817
Camping World Holdings Inc., Class A(b)	714,471	15,232,522
Carvana Co.(a)(b)	709,034	41,896,819
Cato Corp. (The), Class A	485,067	10,196,108
Chico’s FAS Inc.	2,756,047	23,894,928
Children’s Place Inc. (The)	349,459	44,660,860
Citi Trends Inc.	284,499	8,185,036
Conn’s Inc.(a)(b)	433,173	15,312,666
Container Store Group Inc. (The)(a)(b)	344,263	3,821,319
DSW Inc., Class A	1,491,677	50,538,017
Express Inc.(a)(b)	1,567,599	17,337,645
Five Below Inc.(a)(b)	1,196,197	155,577,382
Francesca’s Holdings Corp.(a)(b)	784,218	2,909,449
GameStop Corp., Class A	2,171,229	33,154,667
Genesco Inc.(a)(b)	415,561	19,572,923
GNC Holdings Inc., Class A(a)(b)	1,810,094	7,493,789
Group 1 Automotive Inc.	420,371	27,282,078
Guess? Inc.	1,256,710	28,401,646
Haverty Furniture Companies Inc.	420,243	9,287,370
Hibbett Sports Inc.(a)(b)	399,536	7,511,277
Hudson Ltd., Class A(a)(b)	870,234	19,632,479
J. Jill Inc.(a)(b)	362,162	2,238,161
Kirkland’s Inc.(a)(b)	371,972	3,753,198
Lithia Motors Inc., Class A	503,091	41,082,411
Lumber Liquidators Holdings Inc.(a)(b)	627,327	9,717,295
MarineMax Inc.(a)(b)	569,388	12,099,495
Monro Inc.(b)	696,969	48,509,042
Murphy USA Inc.(a)(b)	659,920	56,396,763
National Vision Holdings Inc.(a)(b)	1,066,778	48,154,359
New York & Co. Inc.(a)(b)	638,240	2,463,606
Office Depot Inc.	12,092,768	38,817,785

41

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Specialty Retail (continued)
Party City Holdco Inc.(a)(b)	1,237,369	$16,766,350
Pier 1 Imports Inc.(b)	1,749,144	2,623,716
Rent-A-Center Inc./TX(a)	944,100	13,576,158
RH(a)(b)	423,519	55,485,224
Sally Beauty Holdings Inc.(a)(b)	2,643,178	48,608,043
Shoe Carnival Inc.	230,730	8,883,105
Signet Jewelers Ltd.	1,293,102	85,254,215
Sleep Number Corp.(a)(b)	754,371	27,745,765
Sonic Automotive Inc., Class A	540,020	10,449,387
Sportsman’s Warehouse Holdings Inc.(a)(b)	866,294	5,067,820
Tailored Brands Inc.	1,094,993	27,582,874
Tile Shop Holdings Inc.	858,570	6,138,776
Tilly’s Inc., Class A	292,319	5,539,445
Winmark Corp.(b)	54,899	9,113,234
Zumiez Inc.(a)(b)	395,163	10,412,545

		1,551,915,493
Technology Hardware, Storage & Peripherals — 0.3%
3D Systems Corp.(a)(b)	2,400,142	45,362,684
Avid Technology Inc.(a)(b)	698,383	4,141,411
Cray Inc.(a)(b)	882,368	18,970,912
Diebold Nixdorf Inc.(b)	1,681,235	7,565,557
Eastman Kodak Co.(a)(b)	354,947	1,100,336
Electronics For Imaging Inc.(a)(b)	968,507	33,006,719
Immersion Corp.(a)	568,884	6,013,104
Stratasys Ltd.(a)(b)	1,101,885	25,464,562
USA Technologies Inc.(a)(b)	1,140,557	8,212,010

		149,837,295
Textiles, Apparel & Luxury Goods — 0.8%
Crocs Inc.(a)(b)	1,478,003	31,466,684
Culp Inc.	253,609	6,137,338
Deckers Outdoor Corp.(a)(b)	662,177	78,520,949
Fossil Group Inc.(a)(b)	1,005,758	23,414,046
G-III Apparel Group Ltd.(a)(b)	958,462	46,188,284
Movado Group Inc.	334,527	14,016,681
Oxford Industries Inc.	364,789	32,903,968
Perry Ellis International Inc.(a)	293,050	8,009,056
Rocky Brands Inc.	151,105	4,276,272
Steven Madden Ltd.	1,267,159	67,032,711
Superior Group of Companies Inc.	214,036	4,070,965
Unifi Inc.(a)(b)	344,364	9,755,832
Vera Bradley Inc.(a)(b)	499,559	7,623,270
Wolverine World Wide Inc.	2,029,910	79,267,985

		412,684,041
Thrifts & Mortgage Finance — 2.2%
Axos Financial Inc.(a)(b)	1,301,600	44,762,024
BankFinancial Corp.	332,509	5,300,193
Beneficial Bancorp. Inc.	1,504,568	25,427,199
Bridgewater Bancshares Inc.(a)(b)	108,607	1,414,063
BSB Bancorp. Inc./MA(a)	193,149	6,296,657
Capitol Federal Financial Inc.	2,837,674	36,151,967
Columbia Financial Inc.(a)(b)	1,094,993	18,286,383
Dime Community Bancshares Inc.	715,146	12,765,356
Entegra Financial Corp.(a)(b)	136,895	3,634,562
ESSA Bancorp. Inc.	229,614	3,733,524
Essent Group Ltd.(a)	2,088,629	92,421,833
Federal Agricultural Mortgage Corp., Class C, NVS	198,563	14,332,277
First Defiance Financial Corp.	444,993	13,398,739
Flagstar Bancorp. Inc.(a)(b)	650,598	20,474,319
FS Bancorp. Inc.(b)	69,639	3,880,285

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Greene County Bancorp. Inc.	64,162	$2,059,600
Hingham Institution for Savings	30,875	6,786,634
Home Bancorp. Inc.	172,463	7,498,691
HomeStreet Inc.(a)	537,609	14,246,639
Impac Mortgage Holdings Inc.(a)(b)	225,504	1,689,025
Kearny Financial Corp./MD	2,118,781	29,345,117
LendingTree Inc.(a)(b)	173,469	39,915,217
Luther Burbank Corp.(b)	445,180	4,843,558
Malvern Bancorp. Inc.(a)(b)	137,868	3,301,939
Merchants Bancorp/IN(b)	355,143	9,027,735
Meridian Bancorp. Inc.	1,059,600	18,013,200
Meta Financial Group Inc.	199,126	16,457,764
MGIC Investment Corp.(a)	7,933,679	105,597,268
NMI Holdings Inc., Class A(a)(b)	1,343,702	30,434,850
Northfield Bancorp. Inc.	959,697	15,278,376
Northwest Bancshares Inc.	2,096,901	36,318,325
OceanFirst Financial Corp.	1,038,862	28,277,824
Oconee Federal Financial Corp.	26,089	702,577
Ocwen Financial Corp.(a)(b)	2,590,266	10,205,648
OP Bancorp(a)(b)	273,669	3,174,560
Oritani Financial Corp.	889,301	13,828,631
PCSB Financial Corp.(b)	380,299	7,735,282
PennyMac Financial Services Inc., Class A(d)	224,219	4,686,177
PHH Corp.(a)(b)	743,809	8,174,461
Ponce de Leon Federal Bank(a)(b)	193,682	2,926,535
Provident Bancorp. Inc.(a)(b)	93,159	2,696,953
Provident Financial Services Inc.	1,357,121	33,317,321
Prudential Bancorp. Inc.	198,537	3,436,676
Radian Group Inc.	4,718,681	97,535,136
Riverview Bancorp. Inc.	480,888	4,251,050
SI Financial Group Inc.	273,234	3,825,276
Southern Missouri Bancorp. Inc.	156,420	5,829,773
Sterling Bancorp Inc./MI(b)	478,613	5,413,113
Territorial Bancorp. Inc.	171,279	5,061,294
Timberland Bancorp. Inc./WA	144,519	4,514,774
TrustCo Bank Corp. NY	2,063,762	17,541,977
United Community Financial Corp./OH	1,098,539	10,622,872
United Financial Bancorp. Inc.	1,128,920	18,999,724
Walker & Dunlop Inc.	606,020	32,046,338
Washington Federal Inc.	1,811,582	57,970,624
Waterstone Financial Inc.	562,713	9,650,528
Western New England Bancorp Inc.	594,036	6,415,589
WMIH Corp.(a)(b)	6,722,619	9,344,440
WSFS Financial Corp.(b)	652,510	30,765,847

		1,082,044,319
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	2,560,903	7,196,137
Pyxus International Inc.(a)(b)	185,943	4,276,689
Turning Point Brands Inc.(b)	174,747	7,245,011
Universal Corp./VA	537,418	34,932,170
Vector Group Ltd.	2,191,919	30,204,644

		83,854,651
Trading Companies & Distributors — 1.3%
Aircastle Ltd.	1,223,434	26,805,439
Applied Industrial Technologies Inc.	837,227	65,513,013
Beacon Roofing Supply Inc.(a)(b)	1,482,344	53,646,029
BlueLinx Holdings Inc.(a)(b)	196,358	6,183,313
BMC Stock Holdings Inc.(a)(b)	1,462,622	27,277,900
CAI International Inc.(a)(b)	392,017	8,965,429

42

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Trading Companies & Distributors (continued)
DXP Enterprises Inc./TX(a)	351,442	$14,082,281
EnviroStar Inc.(b)	87,054	3,390,753
Foundation Building Materials Inc.(a)(b)	318,946	3,977,257
GATX Corp.	820,650	71,060,083
General Finance Corp.(a)	215,010	3,429,409
GMS Inc.(a)	683,866	15,865,691
H&E Equipment Services Inc.	687,261	25,964,721
Herc Holdings Inc.(a)	520,504	26,649,805
Kaman Corp.	610,366	40,760,241
Lawson Products Inc./DE(a)(b)	157,652	5,344,403
MRC Global Inc.(a)(b)	1,832,670	34,399,216
Nexeo Solutions Inc.(a)(b)	722,683	8,852,867
NOW Inc.(a)(b)	2,346,452	38,833,781
Rush Enterprises Inc., Class A	640,571	25,180,846
Rush Enterprises Inc., Class B(b)	112,720	4,496,401
SiteOne Landscape Supply Inc.(a)(b)	876,122	66,007,031
Systemax Inc.	269,419	8,874,662
Textainer Group Holdings Ltd.(a)(b)	621,497	7,955,162
Titan Machinery Inc.(a)(b)	430,067	6,659,587
Triton International Ltd.	1,145,579	38,113,413
Veritiv Corp.(a)(b)	259,537	9,447,147
Willis Lease Finance Corp.(a)	84,158	2,904,293

		650,640,173
Water Utilities — 0.4%
American States Water Co.	803,412	49,120,610
AquaVenture Holdings Ltd.(a)(b)	245,861	4,442,708
Artesian Resources Corp., Class A, NVS	182,762	6,721,986
Cadiz Inc.(a)(b)	492,548	5,491,910
California Water Service Group	1,052,005	45,131,015
Connecticut Water Service Inc.	265,660	18,428,834
Consolidated Water Co. Ltd.	345,766	4,788,859
Global Water Resources Inc.(b)	214,600	2,272,614
Middlesex Water Co.	351,693	17,028,975
Pure Cycle Corp.(a)(b)	413,639	4,777,530
SJW Group	374,607	22,907,218
York Water Co. (The)	289,749	8,808,370

		189,920,629
Wireless Telecommunication Services — 0.2%
Boingo Wireless Inc.(a)(b)	900,284	31,419,912
Gogo Inc.(a)(b)	1,199,237	6,224,040
NII Holdings Inc.(a)(b)	1,957,561	11,471,307
Shenandoah Telecommunications Co.	1,022,571	39,624,626
Spok Holdings Inc.	423,419	6,520,653

		95,260,538

Total Common Stocks — 99.8%
(Cost: $53,868,070,526)		49,731,176,266

Short-Term Investments

Money Market Funds — 12.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	6,172,260,959	6,174,112,638

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	184,021,189	$184,021,189

		6,358,133,827

Total Short-Term Investments — 12.7%
(Cost: $6,356,635,495)		6,358,133,827

Total Investments in Securities — 112.5%
(Cost: $60,224,706,021)		56,089,310,093
Other Assets, Less Liabilities — (12.5)%		(6,249,452,695)

Net Assets — 100.0%		$49,839,857,398

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

43

Schedule of Investments (unaudited)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.1%
Aerojet Rocketdyne Holdings Inc.(a)(b)	671,120	$22,811,369
Aerovironment Inc.(a)(b)	203,658	22,844,318
Astronics Corp.(a)	203,103	8,834,981
Axon Enterprise Inc.(a)(b)	551,536	37,741,608
Cubic Corp.	178,746	13,057,395
Kratos Defense & Security Solutions Inc.(a)(b)	312,150	4,613,577
Mercury Systems Inc.(a)(b)	230,169	12,732,949
Moog Inc., Class A	27,118	2,331,334
National Presto Industries Inc.	4,772	618,690
Sparton Corp.(a)(b)	47,012	678,383
Wesco Aircraft Holdings Inc.(a)(b)	128,728	1,448,190

		127,712,794
Air Freight & Logistics — 0.4%
Air Transport Services Group Inc.(a)(b)	563,596	12,100,406
Echo Global Logistics Inc.(a)(b)	254,134	7,865,447
Forward Air Corp.	281,798	20,204,917
Hub Group Inc., Class A(a)	200,240	9,130,944

		49,301,714
Airlines — 0.1%
Allegiant Travel Co.	123,865	15,706,082
Mesa Air Group Inc.(a)	23,800	329,868

		16,035,950
Auto Components — 1.0%
Dana Inc.	1,299,427	24,260,302
Dorman Products Inc.(a)(b)	257,980	19,843,822
Fox Factory Holding Corp.(a)(b)	346,509	24,272,955
LCI Industries	234,686	19,432,001
Modine Manufacturing Co.(a)	74,181	1,105,297
Shiloh Industries Inc.(a)(b)	25,091	276,001
Stoneridge Inc.(a)	236,427	7,026,610
Tenneco Inc.	397,644	16,756,718

		112,973,706
Automobiles — 0.1%
Winnebago Industries Inc.(b)	292,528	9,697,303

Banks — 2.6%
Allegiance Bancshares Inc.(a)(b)	23,088	962,770
Amalgamated Bank, Class A(a)(b)	12,713	245,234
Ameris Bancorp.	406,682	18,585,367
Atlantic Capital Bancshares Inc.(a)	174,583	2,924,265
BancFirst Corp.	41,925	2,513,404
Bank of NT Butterfield & Son Ltd. (The)	524,360	27,193,310
Bankwell Financial Group Inc.	10,947	343,298
Blue Hills Bancorp. Inc.	107,366	2,587,521
Cadence BanCorp.	234,592	6,127,543
Cambridge Bancorp.(b)	8,757	788,042
Capstar Financial Holdings Inc.(b)	21,404	357,447
Carolina Financial Corp.(b)	140,944	5,316,408
Central Pacific Financial Corp.	16,799	443,998
City Holding Co.	14,406	1,106,381
Civista Bancshares Inc.	34,449	829,876
CNB Financial Corp./PA	9,631	277,951
Coastal Financial Corp/WA(a)(b)	8,260	140,420
ConnectOne Bancorp. Inc.	75,692	1,797,685
Customers Bancorp. Inc.(a)(b)	92,965	2,187,466
Eagle Bancorp. Inc.(a)(b)	246,650	12,480,490
Enterprise Bancorp. Inc./MA	7,835	269,446
Enterprise Financial Services Corp.(b)	73,296	3,888,353

Security	Shares	Value
Banks (continued)
Equity Bancshares Inc., Class A(a)(b)	43,064	$1,690,693
Esquire Financial Holdings Inc.(a)	21,368	533,345
Farmers & Merchants Bancorp. Inc./Archbold OH(b)	79,404	3,381,816
FB Financial Corp.	75,343	2,951,939
FCB Financial Holdings Inc., Class A(a)	354,897	16,822,118
Fidelity D&D Bancorp. Inc.	1,586	109,402
First Connecticut Bancorp. Inc./Farmington CT	27,236	804,824
First Financial Bankshares Inc.(b)	624,132	36,886,201
First Financial Northwest Inc.	9,586	158,840
First Foundation Inc.(a)(b)	109,708	1,713,639
German American Bancorp. Inc.	51,083	1,802,208
Glacier Bancorp. Inc.	123,758	5,332,732
Green Bancorp. Inc.	48,015	1,061,131
Guaranty Bancorp.	201,444	5,982,887
Hanmi Financial Corp.	36,925	919,432
HarborOne Bancorp Inc.(a)(b)	67,683	1,294,099
Heritage Commerce Corp.	343,018	5,117,829
Home BancShares Inc./AR	348,929	7,641,545
HomeTrust Bancshares Inc.(a)(b)	52,567	1,532,328
Howard Bancorp. Inc.(a)(b)	26,711	472,785
Independent Bank Corp./MI	60,127	1,422,004
Independent Bank Corp./Rockland MA	26,170	2,161,642
Independent Bank Group Inc.	50,830	3,370,029
Investar Holding Corp.	30,005	805,634
Lakeland Financial Corp.	171,995	7,994,328
LegacyTexas Financial Group Inc.	182,750	7,785,150
Live Oak Bancshares Inc.(b)	127,087	3,405,932
Macatawa Bank Corp.	20,658	241,905
MB Financial Inc.	64,603	2,978,844
Midland States Bancorp. Inc.	102,220	3,281,262
National Bank Holdings Corp., Class A	90,727	3,415,872
National Commerce Corp.(a)(b)	75,768	3,129,218
Northeast Bancorp.	9,048	196,342
Oak Valley Bancorp.(b)	4,053	79,641
Old Line Bancshares Inc.	18,581	587,903
Origin Bancorp Inc.(b)	58,469	2,201,358
Pacific City Financial Corp.(b)	15,369	297,236
Pacific Premier Bancorp. Inc.(a)(b)	145,749	5,421,863
People’s Utah Bancorp.	150,420	5,106,759
Preferred Bank/Los Angeles CA	133,847	7,830,049
Reliant Bancorp Inc.(b)	8,839	226,013
Republic First Bancorp. Inc.(a)(b)	108,070	772,700
Seacoast Banking Corp. of Florida(a)	79,071	2,308,873
ServisFirst Bancshares Inc.(b)	444,571	17,404,955
Southern First Bancshares Inc.(a)	7,663	301,156
Spirit of Texas Bancshares Inc.(a)	5,334	115,161
State Bank Financial Corp.	124,975	3,771,745
Stock Yards Bancorp. Inc.	44,883	1,629,253
Tompkins Financial Corp.	7,583	615,664
TriCo Bancshares	11,428	441,349
TriState Capital Holdings Inc.(a)(b)	56,665	1,563,954
Triumph Bancorp. Inc.(a)(b)	226,498	8,652,224
Union Bankshares Inc./Morrisville VT(b)	35,389	1,880,925
United Community Banks Inc./GA	69,252	1,931,438
Unity Bancorp. Inc.	8,210	188,009
Veritex Holdings Inc.(a)(b)	62,942	1,778,741
Washington Trust Bancorp. Inc.	44,081	2,437,679
West Bancorp. Inc.	36,218	851,123

		296,160,401

44

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Beverages — 0.6%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	80,674	$23,193,775
Castle Brands Inc.(a)(b)	884,500	946,415
Celsius Holdings Inc.(a)(b)	229,800	926,094
Coca-Cola Bottling Co. Consolidated(b)	45,142	8,228,484
Craft Brew Alliance Inc.(a)	119,516	1,954,086
MGP Ingredients Inc.(b)	112,955	8,921,186
National Beverage Corp.(a)(b)	112,982	13,175,961
Primo Water Corp.(a)(b)	314,541	5,677,465

		63,023,466
Biotechnology — 12.1%
Abeona Therapeutics Inc.(a)(b)	271,638	3,476,966
ACADIA Pharmaceuticals Inc.(a)(b)	945,045	19,619,134
Acceleron Pharma Inc.(a)(b)	308,030	17,628,557
Achaogen Inc.(a)(b)	266,438	1,063,088
Acorda Therapeutics Inc.(a)(b)	56,618	1,112,544
Adamas Pharmaceuticals Inc.(a)(b)	107,577	2,153,692
ADMA Biologics Inc.(a)(b)	185,533	1,152,160
Aduro Biotech Inc.(a)(b)	624,054	4,586,797
Adverum Biotechnologies Inc.(a)(b)	40,214	243,295
Aeglea BioTherapeutics Inc.(a)(b)	155,362	1,486,814
Agenus Inc.(a)(b)	835,386	1,787,726
Aimmune Therapeutics Inc.(a)(b)	415,784	11,342,588
Akebia Therapeutics Inc.(a)(b)	418,747	3,697,536
Albireo Pharma Inc.(a)(b)	24,152	796,050
Alder Biopharmaceuticals Inc.(a)(b)	451,275	7,513,729
Aldeyra Therapeutics Inc.(a)(b)	163,401	2,254,934
Allakos Inc.(a)(b)	66,305	2,983,062
Allena Pharmaceuticals Inc.(a)(b)	115,458	1,240,019
Amicus Therapeutics Inc.(a)(b)	1,817,612	21,974,929
AnaptysBio Inc.(a)(b)	182,053	18,163,428
Apellis Pharmaceuticals Inc.(a)	347,447	6,177,608
Aptinyx Inc.(a)	106,617	3,087,628
Arbutus Biopharma Corp.(a)(b)	91,165	861,509
Arcus Biosciences Inc.(a)(b)	61,928	863,276
Arena Pharmaceuticals Inc.(a)(b)	382,287	17,592,848
ArQule Inc.(a)(b)	943,624	5,340,912
Array BioPharma Inc.(a)(b)	1,957,812	29,758,742
Arrowhead Pharmaceuticals Inc.(a)(b)	834,078	15,989,275
Arsanis Inc.(a)(b)	47,329	76,673
Atara Biotherapeutics Inc.(a)(b)	402,378	16,638,330
Athenex Inc.(a)(b)	421,706	6,553,311
Athersys Inc.(a)(b)	1,065,878	2,238,344
Audentes Therapeutics Inc.(a)(b)	287,698	11,389,964
AVEO Pharmaceuticals Inc.(a)(b)	585,969	1,939,557
Avid Bioservices Inc.(a)(b)	486,078	3,334,495
Avrobio Inc.(a)(b)	48,799	2,531,204
Bellicum Pharmaceuticals Inc.(a)(b)	265,027	1,632,566
BioCryst Pharmaceuticals Inc.(a)(b)	888,740	6,781,086
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	268,383	10,077,782
BioSpecifics Technologies Corp.(a)(b)	55,196	3,228,414
BioTime Inc.(a)(b)	249,731	586,868
Blueprint Medicines Corp.(a)	397,026	30,991,850
Calyxt Inc.(a)(b)	57,082	871,642
Cara Therapeutics Inc.(a)(b)	270,672	6,482,594
CareDx Inc.(a)(b)	301,264	8,691,466
CASI Pharmaceuticals Inc.(a)(b)	445,367	2,079,864
Catalyst Pharmaceuticals Inc.(a)	915,870	3,461,989
Celcuity Inc.(a)(b)	58,229	1,674,666
Cellular Biomedicine Group Inc.(a)(b)	77,480	1,406,262
ChemoCentryx Inc.(a)(b)	215,972	2,729,886

Security	Shares	Value
Biotechnology (continued)
Clovis Oncology Inc.(a)(b)	457,189	$13,427,641
Cohbar Inc.(a)(b)	227,464	980,370
Coherus Biosciences Inc.(a)(b)	488,631	8,062,412
Constellation Pharmaceuticals Inc.(a)(b)	32,335	217,615
Corbus Pharmaceuticals Holdings Inc.(a)(b)	476,953	3,600,995
Corvus Pharmaceuticals Inc.(a)(b)	124,984	1,072,363
Crinetics Pharmaceuticals Inc.(a)(b)	55,772	1,597,868
CTI BioPharma Corp.(a)(b)	503,757	1,088,115
Cue Biopharma Inc.(a)(b)	174,806	1,581,994
Cytokinetics Inc.(a)(b)	397,868	3,919,000
CytomX Therapeutics Inc.(a)(b)	427,017	7,899,815
Deciphera Pharmaceuticals Inc.(a)(b)	84,338	3,265,567
Denali Therapeutics Inc.(a)(b)	437,391	9,508,880
Dicerna Pharmaceuticals Inc.(a)(b)	434,470	6,630,012
Dynavax Technologies Corp.(a)(b)	532,066	6,597,618
Eagle Pharmaceuticals Inc./DE(a)(b)	101,362	7,027,427
Editas Medicine Inc.(a)(b)	438,282	13,946,133
Eidos Therapeutics Inc.(a)(b)	58,083	579,668
Emergent BioSolutions Inc.(a)(b)	427,172	28,120,733
Enanta Pharmaceuticals Inc.(a)(b)	160,866	13,747,608
Epizyme Inc.(a)(b)	364,125	3,859,725
Esperion Therapeutics Inc.(a)(b)	219,711	9,748,577
Evelo Biosciences Inc.(a)(b)	54,857	668,158
Fate Therapeutics Inc.(a)(b)	481,750	7,847,708
Fennec Pharmaceuticals Inc.(a)	111,293	912,603
FibroGen Inc.(a)(b)	717,835	43,608,476
Flexion Therapeutics Inc.(a)(b)	321,984	6,024,321
Fortress Biotech Inc.(a)(b)	335,517	536,827
Forty Seven Inc.(a)	65,391	975,634
G1 Therapeutics Inc.(a)(b)	199,928	10,454,235
Genomic Health Inc.(a)	201,215	14,129,317
Geron Corp.(a)(b)	1,620,491	2,852,064
Global Blood Therapeutics Inc.(a)(b)	479,777	18,231,526
GlycoMimetics Inc.(a)(b)	326,745	4,705,128
GTx Inc.(a)(b)	48,589	76,285
Halozyme Therapeutics Inc.(a)(b)	1,198,109	21,769,641
Heron Therapeutics Inc.(a)(b)	661,285	20,929,670
Homology Medicines Inc.(a)(b)	103,348	2,362,535
Idera Pharmaceuticals Inc.(a)	186,900	1,665,279
Immune Design Corp.(a)	51,475	177,589
ImmunoGen Inc.(a)(b)	1,377,152	13,041,629
Immunomedics Inc.(a)(b)	1,236,566	25,757,670
Inovio Pharmaceuticals Inc.(a)(b)	809,986	4,503,522
Insmed Inc.(a)(b)	735,315	14,868,069
Insys Therapeutics Inc.(a)(b)	264,881	2,670,000
Intellia Therapeutics Inc.(a)(b)	319,020	9,130,352
Intercept Pharmaceuticals Inc.(a)(b)	210,329	26,577,172
Intrexon Corp.(a)(b)	706,345	12,163,261
Invitae Corp.(a)(b)	629,342	10,528,892
Iovance Biotherapeutics Inc.(a)(b)	789,003	8,876,284
Ironwood Pharmaceuticals Inc.(a)(b)	1,330,195	24,555,400
Jounce Therapeutics Inc.(a)(b)	158,870	1,032,655
Kadmon Holdings Inc.(a)	956,743	3,195,522
Karyopharm Therapeutics Inc.(a)(b)	420,339	7,158,373
Keryx Biopharmaceuticals Inc.(a)(b)	925,227	3,145,772
Kezar Life Sciences Inc.(a)(b)	41,221	882,542
Kindred Biosciences Inc.(a)(b)	297,500	4,150,125
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	46,895	1,195,823
Kura Oncology Inc.(a)(b)	271,434	4,750,095
La Jolla Pharmaceutical Co.(a)(b)	205,983	4,146,438

45

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Biotechnology (continued)
Lexicon Pharmaceuticals Inc.(a)(b)	418,515	$4,465,555
Ligand Pharmaceuticals Inc.(a)	200,879	55,139,277
Loxo Oncology Inc.(a)(b)	258,011	44,076,019
MacroGenics Inc.(a)(b)	376,418	8,070,402
Madrigal Pharmaceuticals Inc.(a)(b)	66,568	14,254,206
Magenta Therapeutics Inc.(a)(b)	32,335	388,343
MannKind Corp.(a)(b)	1,333,642	2,440,565
MediciNova Inc.(a)(b)	382,359	4,775,664
MeiraGTx Holdings PLC(a)(b)	29,631	402,982
Mersana Therapeutics Inc.(a)(b)	120,790	1,207,900
MiMedx Group Inc.(a)(b)	1,003,296	6,200,369
Minerva Neurosciences Inc.(a)(b)	247,104	3,101,155
Miragen Therapeutics Inc.(a)	207,707	1,159,005
Mirati Therapeutics Inc.(a)(b)	193,529	9,115,216
Momenta Pharmaceuticals Inc.(a)(b)	736,790	19,377,577
Mustang Bio Inc.(a)(b)	154,850	921,358
Myriad Genetics Inc.(a)(b)	562,464	25,873,344
Natera Inc.(a)(b)	315,807	7,560,420
Neon Therapeutics Inc.(a)(b)	50,519	431,432
NewLink Genetics Corp.(a)(b)	1,149	2,746
Novavax Inc.(a)(b)	1,354,158	2,545,817
Nymox Pharmaceutical Corp.(a)(b)	131,716	324,021
Organovo Holdings Inc.(a)(b)	1,080,515	1,242,592
Ovid therapeutics Inc.(a)(b)	99,531	564,341
Palatin Technologies Inc.(a)(b)	1,902,228	1,897,472
Pfenex Inc.(a)(b)	253,970	1,297,787
Pieris Pharmaceuticals Inc.(a)(b)	490,646	2,747,618
PolarityTE Inc.(a)(b)	95,909	1,831,862
Portola Pharmaceuticals Inc.(a)(b)	580,837	15,467,689
Progenics Pharmaceuticals Inc.(a)(b)	809,350	5,074,625
Proteostasis Therapeutics Inc.(a)(b)	202,558	488,165
PTC Therapeutics Inc.(a)(b)	434,737	20,432,639
Puma Biotechnology Inc.(a)(b)	279,613	12,820,256
Ra Pharmaceuticals Inc.(a)(b)	11,533	208,632
Radius Health Inc.(a)(b)	386,524	6,880,127
Recro Pharma Inc.(a)(b)	169,078	1,202,145
REGENXBIO Inc.(a)(b)	303,804	22,937,202
Repligen Corp.(a)(b)	375,372	20,818,131
Replimune Group Inc.(a)(b)	59,873	963,955
Retrophin Inc.(a)	388,113	11,150,486
Rhythm Pharmaceuticals Inc.(a)(b)	146,028	4,259,637
Rigel Pharmaceuticals Inc.(a)	1,457,555	4,678,752
Rocket Pharmaceuticals Inc.(a)(b)	199,569	4,913,389
Rubius Therapeutics Inc.(a)	97,442	2,338,608
Sangamo Therapeutics Inc.(a)(b)	972,396	16,482,112
Savara Inc.(a)(b)	274,928	3,068,196
Scholar Rock Holding Corp.(a)(b)	49,836	1,283,277
Selecta Biosciences Inc.(a)(b)	177,832	2,765,288
Seres Therapeutics Inc.(a)(b)	213,333	1,619,197
Solid Biosciences Inc.(a)(b)	116,954	5,517,890
Sorrento Therapeutics Inc.(a)(b)	1,048,930	4,615,292
Spark Therapeutics Inc.(a)(b)	302,001	16,474,155
Spectrum Pharmaceuticals Inc.(a)(b)	889,893	14,950,202
Spero Therapeutics Inc.(a)	4,589	48,230
Spring Bank Pharmaceuticals Inc.(a)(b)	134,556	1,621,400
Stemline Therapeutics Inc.(a)(b)	270,613	4,492,176
Surface Oncology Inc.(a)(b)	72,969	798,281
Syndax Pharmaceuticals Inc.(a)(b)	53,617	433,225
Synergy Pharmaceuticals Inc.(a)(b)	2,409,543	4,096,223
Syros Pharmaceuticals Inc.(a)(b)	242,691	2,890,450

Security	Shares	Value
Biotechnology (continued)
T2 Biosystems Inc.(a)	276,353	$2,058,830
TG Therapeutics Inc.(a)(b)	602,512	3,374,067
Tocagen Inc.(a)(b)	152,998	2,385,239
Translate Bio Inc.(a)(b)	78,525	785,250
Tyme Technologies Inc.(a)(b)	418,668	1,163,897
Ultragenyx Pharmaceutical Inc.(a)(b)	449,107	34,284,828
UNITY Biotechnology Inc.(a)(b)	44,247	720,784
Unum Therapeutics Inc.(a)(b)	29,050	299,215
Vanda Pharmaceuticals Inc.(a)	485,157	11,134,353
Veracyte Inc.(a)	257,159	2,455,868
Verastem Inc.(a)(b)	642,384	4,657,284
Vericel Corp.(a)(b)	402,580	5,696,507
Viking Therapeutics Inc.(a)(b)	490,124	8,537,960
Vital Therapies Inc.(a)(b)	301,699	83,088
Voyager Therapeutics Inc.(a)(b)	197,682	3,740,143
Xencor Inc.(a)(b)	439,701	17,135,148
XOMA Corp.(a)(b)	28,290	497,055
Zafgen Inc.(a)	262,179	3,064,873
ZIOPHARM Oncology Inc.(a)(b)	1,255,677	4,018,166

		1,359,382,019
Building Products — 2.2%
AAON Inc.(b)	391,937	14,815,219
Advanced Drainage Systems Inc.	347,194	10,728,295
American Woodmark Corp.(a)	135,647	10,641,507
Apogee Enterprises Inc.	225,418	9,314,272
Armstrong Flooring Inc.(a)(b)	17,549	317,637
Builders FirstSource Inc.(a)(b)	1,085,383	15,933,422
Continental Building Products Inc.(a)(b)	356,428	13,383,871
CSW Industrials Inc.(a)(b)	149,000	8,001,300
Griffon Corp.	16,981	274,243
Insteel Industries Inc.	157,163	5,639,008
JELD-WEN Holding Inc.(a)(b)	663,253	16,355,819
Masonite International Corp.(a)(b)	249,360	15,983,976
NCI Building Systems Inc.(a)	410,821	6,223,938
Patrick Industries Inc.(a)(b)	228,707	13,539,454
PGT Innovations Inc.(a)	475,935	10,280,196
Simpson Manufacturing Co. Inc.	398,006	28,839,515
Trex Co. Inc.(a)	567,748	43,705,241
Universal Forest Products Inc.	514,311	18,170,608

		242,147,521
Capital Markets — 1.4%
Artisan Partners Asset Management Inc., Class A	461,437	14,950,559
Ashford Inc.(a)(b)	5,576	423,051
Blucora Inc.(a)	330,435	13,300,009
BrightSphere Investment Group PLC	664,724	8,242,577
Cohen & Steers Inc.	214,265	8,701,301
Cowen Inc.(a)(b)	129,459	2,110,182
Diamond Hill Investment Group Inc.	31,236	5,166,122
Donnelley Financial Solutions Inc.(a)	151,210	2,709,683
Federated Investors Inc., Class B	682,802	16,469,184
Focus Financial Partners Inc., Class A(a)(b)	106,465	5,052,829
GAMCO Investors Inc., Class A	7,888	184,737
Greenhill & Co. Inc.(b)	166,311	4,382,295
Hamilton Lane Inc., Class A	143,249	6,343,066
Houlihan Lokey Inc.	320,442	14,397,459
Investment Technology Group Inc.	39,056	845,953
Ladenburg Thalmann Financial Services Inc.	917,020	2,475,954
Moelis & Co., Class A	427,893	23,448,536
Piper Jaffray Companies	7,051	538,344

46

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Capital Markets (continued)
PJT Partners Inc., Class A(b)	179,018	$9,371,592
Pzena Investment Management Inc., Class A	167,718	1,600,030
Siebert Financial Corp.(a)(b)	63,443	929,440
Silvercrest Asset Management Group Inc., Class A	83,049	1,150,229
Value Line Inc.	14,928	371,707
Virtus Investment Partners Inc.	9,301	1,057,989
Westwood Holdings Group Inc.	80,624	4,171,486
WisdomTree Investments Inc.	1,123,107	9,523,947

		157,918,261
Chemicals — 2.5%
A Schulman Inc.(c)	260,507	497,568
Advanced Emissions Solutions Inc.	28,746	343,802
AdvanSix Inc.(a)	103,232	3,504,726
Balchem Corp.	307,997	34,523,384
Chase Corp.	69,568	8,358,595
Ferro Corp.(a)(b)	809,784	18,803,184
GCP Applied Technologies Inc.(a)(b)	690,654	18,336,864
HB Fuller Co.	363,340	18,773,778
Ingevity Corp.(a)(b)	407,208	41,486,351
Innophos Holdings Inc.	28,002	1,243,289
KMG Chemicals Inc.	127,698	9,648,861
Koppers Holdings Inc.(a)	140,601	4,379,721
Kraton Corp.(a)	273,579	12,899,250
Kronos Worldwide Inc.	217,016	3,526,510
Marrone Bio Innovations Inc.(a)(b)	523,140	957,346
OMNOVA Solutions Inc.(a)	429,256	4,228,172
PolyOne Corp.	725,616	31,723,931
Quaker Chemical Corp.	125,437	25,364,616
Sensient Technologies Corp.	216,167	16,538,937
Trinseo SA	284,879	22,306,026
Tronox Ltd., Class A	403,502	4,821,849
Valhi Inc.	36,407	83,008

		282,349,768
Commercial Services & Supplies — 3.2%
Advanced Disposal Services Inc.(a)	655,609	17,753,892
BrightView Holdings Inc.(a)(b)	132,004	2,118,664
Brink’s Co. (The)	482,877	33,680,671
Casella Waste Systems Inc., Class A(a)	70,345	2,184,916
Charah Solutions Inc.(a)	39,520	312,208
Cimpress NV(a)(b)	211,536	28,897,933
Covanta Holding Corp.	1,129,145	18,348,606
Deluxe Corp.	458,689	26,117,752
Healthcare Services Group Inc.	711,553	28,903,283
Heritage-Crystal Clean Inc.(a)(b)	9,190	196,207
Herman Miller Inc.	488,375	18,753,600
HNI Corp.	416,921	18,444,585
Interface Inc.	511,084	11,933,811
Kimball International Inc., Class B, NVS	303,850	5,089,487
Knoll Inc.	438,522	10,283,341
McGrath RentCorp	231,510	12,610,350
Mobile Mini Inc.	378,957	16,617,264
MSA Safety Inc.	327,477	34,856,652
Pitney Bowes Inc.	905,358	6,409,935
SP Plus Corp.(a)(b)	65,176	2,378,924
Team Inc.(a)(b)	17,822	400,995
Tetra Tech Inc.	498,285	34,032,865
U.S. Ecology Inc.	208,182	15,353,422
UniFirst Corp./MA	18,970	3,294,140
Viad Corp.	114,743	6,798,523

Security	Shares	Value
Commercial Services & Supplies (continued)
VSE Corp.	6,978	$231,181

		356,003,207
Communications Equipment — 1.0%
Acacia Communications Inc.(a)(b)	38,036	1,573,549
Aerohive Networks Inc.(a)(b)	318,396	1,311,791
Applied Optoelectronics Inc.(a)(b)	137,477	3,390,183
CalAmp Corp.(a)(b)	329,453	7,893,694
Calix Inc.(a)	221,389	1,793,251
Casa Systems Inc.(a)(b)	235,413	3,472,342
Clearfield Inc.(a)(b)	68,977	927,741
Extreme Networks Inc.(a)	1,099,904	6,027,474
InterDigital Inc./PA	146,892	11,751,360
Lumentum Holdings Inc.(a)(b)	602,122	36,097,214
NETGEAR Inc.(a)(b)	67,753	4,258,276
Plantronics Inc.	318,456	19,202,897
Quantenna Communications Inc.(a)(b)	324,077	5,979,221
Viavi Solutions Inc.(a)	781,704	8,864,523

		112,543,516
Construction & Engineering — 1.3%
Comfort Systems USA Inc.	352,563	19,884,553
Dycom Industries Inc.(a)(b)	290,067	24,539,668
EMCOR Group Inc.	419,789	31,530,352
Granite Construction Inc.	333,107	15,222,990
HC2 Holdings Inc.(a)(b)	423,397	2,591,190
MasTec Inc.(a)(b)	622,894	27,812,217
MYR Group Inc.(a)(b)	154,414	5,040,073
NV5 Global Inc.(a)(b)	89,963	7,799,792
Orion Group Holdings Inc.(a)(b)	125,752	949,428
Primoris Services Corp.	273,425	6,786,409
Sterling Construction Co. Inc.(a)(b)	60,848	871,343
Willscot Corp.(a)(b)	231,049	3,962,490

		146,990,505
Construction Materials — 0.3%
Forterra Inc.(a)(b)	182,737	1,363,218
Summit Materials Inc., Class A(a)(b)	1,076,949	19,578,933
U.S. Concrete Inc.(a)(b)	151,323	6,938,160
U.S. Lime & Minerals Inc.	2,457	193,980

		28,074,291
Consumer Finance — 0.8%
Curo Group Holdings Corp.(a)(b)	112,460	3,399,666
Elevate Credit Inc.(a)	197,701	1,593,470
Enova International Inc.(a)	319,649	9,205,891
FirstCash Inc.	417,025	34,196,050
Green Dot Corp., Class A(a)	464,890	41,291,530
Regional Management Corp.(a)(b)	46,174	1,331,196

		91,017,803
Containers & Packaging — 0.1%
Greif Inc., Class A, NVS	21,297	1,142,797
Greif Inc., Class B	5,099	293,957
Myers Industries Inc.	337,776	7,853,292

		9,290,046
Distributors — 0.0%
Core-Mark Holding Co. Inc.	34,690	1,178,072
Funko Inc., Class A(a)(b)	99,839	2,365,186

		3,543,258
Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	8,453	279,371
Cambium Learning Group Inc.(a)	43,175	511,192

47

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Diversified Consumer Services (continued)
Career Education Corp.(a)	652,687	$9,744,617
Carriage Services Inc.	64,334	1,386,398
Chegg Inc.(a)(b)	1,040,376	29,577,890
Houghton Mifflin Harcourt Co.(a)(b)	86,241	603,687
Sotheby’s(a)	358,030	17,611,496
Strategic Education Inc.(b)	200,679	27,499,043
Weight Watchers International Inc.(a)(b)	346,499	24,944,463

		112,158,157
Diversified Financial Services — 0.0%
Marlin Business Services Corp.	28,592	824,879
On Deck Capital Inc.(a)(b)	420,746	3,185,047

		4,009,926
Diversified Telecommunication Services — 0.6%
Cogent Communications Holdings Inc.	402,213	22,443,485
Ooma Inc.(a)(b)	172,820	2,868,812
ORBCOMM Inc.(a)(b)	705,701	7,663,913
Vonage Holdings Corp.(a)(b)	2,123,676	30,071,252

		63,047,462
Electric Utilities — 0.0%
Spark Energy Inc., Class A(b)	110,628	912,681

Electrical Equipment — 0.8%
Allied Motion Technologies Inc.(b)	69,921	3,805,800
Atkore International Group Inc.(a)	374,415	9,933,230
AZZ Inc.	78,312	3,954,756
Energous Corp.(a)(b)	228,554	2,312,967
EnerSys	264,567	23,051,723
Generac Holdings Inc.(a)(b)	582,524	32,860,179
Plug Power Inc.(a)(b)	2,036,333	3,909,759
Thermon Group Holdings Inc.(a)(b)	87,680	2,260,390
TPI Composites Inc.(a)(b)	139,128	3,972,104
Vicor Corp.(a)(b)	150,414	6,919,044
Vivint Solar Inc.(a)(b)	81,344	422,989

		93,402,941
Electronic Equipment, Instruments & Components — 1.4%
Arlo Technologies Inc.(a)(b)	52,698	764,648
Badger Meter Inc.	274,321	14,525,297
Control4 Corp.(a)(b)	103,668	3,558,922
ePlus Inc.(a)(b)	128,386	11,901,382
FARO Technologies Inc.(a)	153,094	9,851,599
Fitbit Inc., Class A(a)(b)	447,114	2,392,060
II-VI Inc.(a)(b)	589,726	27,894,040
Insight Enterprises Inc.(a)(b)	126,198	6,826,050
Iteris Inc.(a)(b)	268,075	1,442,244
Itron Inc.(a)	325,572	20,901,722
Mesa Laboratories Inc.(b)	32,268	5,989,586
Methode Electronics Inc.	160,938	5,825,956
Napco Security Technologies Inc.(a)	117,272	1,753,216
nLight Inc.(a)(b)	66,903	1,485,916
Novanta Inc.(a)	314,496	21,511,526
OSI Systems Inc.(a)(b)	59,750	4,559,522
PAR Technology Corp.(a)(b)	89,726	1,993,712
Park Electrochemical Corp.	106,440	2,074,516
Rogers Corp.(a)(b)	92,743	13,662,899
Vishay Precision Group Inc.(a)	73,273	2,740,410

		161,655,223
Energy Equipment & Services — 0.6%
Cactus Inc., Class A(a)(b)	364,512	13,953,519
Covia Holdings Corp.(a)(b)	303,814	2,725,212

Security	Shares	Value
Energy Equipment & Services (continued)
Independence Contract Drilling Inc.(a)(b)	133,855	$661,244
ION Geophysical Corp.(a)(b)	100,603	1,564,377
Keane Group Inc.(a)(b)	486,889	6,022,817
Key Energy Services Inc.(a)(b)	101,610	1,162,418
Liberty Oilfield Services Inc., Class A(b)	425,200	9,171,564
Mammoth Energy Services Inc.	115,442	3,359,362
Pioneer Energy Services Corp.(a)(b)	50,317	148,435
Profire Energy Inc.(a)(b)	229,428	731,875
ProPetro Holding Corp.(a)(b)	680,805	11,226,475
RigNet Inc.(a)(b)	12,148	247,212
Select Energy Services Inc., Class A(a)(b)	101,435	1,200,990
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	249,117	4,705,820
TETRA Technologies Inc.(a)	1,011,867	4,563,520
U.S. Silica Holdings Inc.	444,097	8,362,347

		69,807,187
Entertainment — 0.9%
Eros International PLC(a)(b)	153,863	1,854,049
Glu Mobile Inc.(a)	1,070,455	7,974,890
IMAX Corp.(a)(b)	514,532	13,274,926
Liberty Media Corp.-Liberty Braves, Class A(a)(b)	98,194	2,678,732
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)(b)	342,329	9,328,465
LiveXLive Media Inc.(a)(b)	47,535	186,337
Pandora Media Inc.(a)(b)	2,460,005	23,394,648
Rosetta Stone Inc.(a)(b)	29,162	580,032
World Wrestling Entertainment Inc., Class A(b)	412,819	39,931,982

		99,204,061
Equity Real Estate Investment Trusts (REITs) — 1.9%
Alexander’s Inc.	20,779	7,133,431
Americold Realty Trust	828,446	20,727,719
Armada Hoffler Properties Inc.	149,774	2,263,085
City Office REIT Inc.(b)	61,843	780,459
Clipper Realty Inc.	148,786	2,013,074
Easterly Government Properties Inc.(b)	137,701	2,667,268
EastGroup Properties Inc.	338,523	32,369,569
First Industrial Realty Trust Inc.	256,039	8,039,625
Four Corners Property Trust Inc.	448,743	11,528,208
GEO Group Inc. (The)	242,154	6,092,595
Monmouth Real Estate Investment Corp.(b)	119,949	2,005,547
National Health Investors Inc.(b)	171,464	12,960,964
National Storage Affiliates Trust(b)	53,497	1,360,964
NexPoint Residential Trust Inc.(b)	9,299	308,727
Pennsylvania REIT(b)	315,716	2,986,673
PS Business Parks Inc.	131,585	16,723,138
QTS Realty Trust Inc., Class A(b)	226,077	9,646,706
Ryman Hospitality Properties Inc.	429,617	37,020,097
Saul Centers Inc.	102,672	5,749,632
Tanger Factory Outlet Centers Inc.(b)	884,308	20,232,967
UMH Properties Inc.	259,024	4,051,135
Universal Health Realty Income Trust	109,657	8,159,577
Urban Edge Properties(b)	169,794	3,749,051

		218,570,211
Food & Staples Retailing — 0.6%
BJ’s Wholesale Club Holdings Inc.(a)(b)	239,506	6,413,971
Chefs’ Warehouse Inc. (The)(a)(b)	208,766	7,588,644
Performance Food Group Co.(a)	978,324	32,578,189
PriceSmart Inc.(b)	212,402	17,193,942

		63,774,746

48

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Food Products — 0.7%
B&G Foods Inc.(b)	69,536	$1,908,763
Calavo Growers Inc.	152,260	14,708,316
Cal-Maine Foods Inc.	120,886	5,838,794
Freshpet Inc.(a)(b)	252,315	9,259,960
J&J Snack Foods Corp.	144,373	21,784,442
John B Sanfilippo & Son Inc.	80,728	5,762,365
Lancaster Colony Corp.	131,747	19,657,970
Limoneira Co.	43,795	1,143,487
Tootsie Roll Industries Inc.(b)	23,720	693,810

		80,757,907
Gas Utilities — 0.1%
Chesapeake Utilities Corp.	16,709	1,401,885
New Jersey Resources Corp.	61,096	2,816,526
South Jersey Industries Inc.	121,350	4,280,014

		8,498,425
Health Care Equipment & Supplies — 6.6%
Accuray Inc.(a)(b)	802,988	3,613,446
Antares Pharma Inc.(a)(b)	1,386,145	4,657,447
AtriCure Inc.(a)(b)	321,964	11,278,399
Atrion Corp.	13,684	9,507,643
AxoGen Inc.(a)(b)	325,296	11,987,158
Cardiovascular Systems Inc.(a)	311,768	12,202,600
Cerus Corp.(a)(b)	1,126,773	8,124,033
CONMED Corp.	89,621	7,099,776
CryoLife Inc.(a)	231,898	8,162,810
CryoPort Inc.(a)(b)	241,687	3,096,010
Cutera Inc.(a)(b)	130,035	4,232,639
CytoSorbents Corp.(a)(b)	285,325	3,680,693
ElectroCore LLC(a)	52,281	731,934
Endologix Inc.(a)(b)	786,962	1,503,097
FONAR Corp.(a)(b)	11,228	279,577
GenMark Diagnostics Inc.(a)(b)	492,043	3,616,516
Glaukos Corp.(a)(b)	317,002	20,573,430
Globus Medical Inc., Class A(a)(b)	697,567	39,593,903
Haemonetics Corp.(a)	498,509	57,119,161
Helius Medical Technologies Inc.(a)(b)	161,480	1,580,889
Heska Corp.(a)(b)	63,955	7,246,741
Inogen Inc.(a)(b)	169,354	41,342,698
Integer Holdings Corp.(a)	219,318	18,192,428
IntriCon Corp.(a)(b)	69,173	3,887,523
iRadimed Corp.(a)(b)	32,420	1,204,403
iRhythm Technologies Inc.(a)	231,329	21,897,603
K2M Group Holdings Inc.(a)(b)	394,056	10,785,313
Lantheus Holdings Inc.(a)	327,950	4,902,852
LeMaitre Vascular Inc.(b)	152,204	5,896,383
LivaNova PLC(a)	368,164	45,641,291
Meridian Bioscience Inc.	354,176	5,277,222
Merit Medical Systems Inc.(a)	511,426	31,427,128
Natus Medical Inc.(a)	309,512	11,034,103
Neogen Corp.(a)(b)	482,878	34,540,263
Neuronetics Inc.(a)(b)	55,307	1,773,142
Nevro Corp.(a)(b)	279,518	15,932,526
Novocure Ltd.(a)(b)	702,548	36,813,515
NuVasive Inc.(a)(b)	493,794	35,049,498
Nuvectra Corp.(a)(b)	136,765	3,006,095
NxStage Medical Inc.(a)(b)	622,084	17,349,923
OraSure Technologies Inc.(a)(b)	548,386	8,472,564
Orthofix Medical Inc.(a)	127,320	7,360,369
OrthoPediatrics Corp.(a)(b)	67,565	2,475,582

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Oxford Immunotec Global PLC(a)(b)	238,300	$3,867,609
Pulse Biosciences Inc.(a)(b)	105,485	1,496,832
Quidel Corp.(a)(b)	327,952	21,372,632
Rockwell Medical Inc.(a)(b)	438,522	1,850,563
RTI Surgical Inc.(a)	102,246	460,107
Senseonics Holdings Inc.(a)(b)	817,647	3,900,176
Sientra Inc.(a)(b)	222,655	5,317,001
STAAR Surgical Co.(a)(b)	421,730	20,243,040
Surmodics Inc.(a)	124,497	9,293,701
Tactile Systems Technology Inc.(a)(b)	168,639	11,981,801
Tandem Diabetes Care Inc.(a)(b)	489,183	20,956,600
TransEnterix Inc.(a)(b)	1,532,807	8,890,281
Utah Medical Products Inc.	28,495	2,684,229
Varex Imaging Corp.(a)(b)	361,076	10,348,438
ViewRay Inc.(a)(b)	563,019	5,269,858
Wright Medical Group NV(a)(b)	1,186,933	34,444,796

		746,527,990
Health Care Providers & Services — 2.7%
AAC Holdings Inc.(a)(b)	74,257	566,581
Addus HomeCare Corp.(a)	90,774	6,367,796
Amedisys Inc.(a)(b)	256,499	32,052,115
American Renal Associates Holdings Inc.(a)(b)	112,247	2,430,148
AMN Healthcare Services Inc.(a)(b)	453,394	24,800,652
Apollo Medical Holdings Inc.(a)(b)	31,670	698,957
BioScrip Inc.(a)(b)	156,279	484,465
BioTelemetry Inc.(a)(b)	311,703	20,089,258
Capital Senior Living Corp.(a)(b)	230,560	2,176,486
Civitas Solutions Inc.(a)(b)	109,732	1,618,547
CorVel Corp.(a)(b)	86,991	5,241,208
Diplomat Pharmacy Inc.(a)(b)	436,623	8,474,852
Ensign Group Inc. (The)	473,307	17,947,801
Genesis Healthcare Inc.(a)(b)	547,808	739,541
HealthEquity Inc.(a)(b)	519,991	49,092,350
LHC Group Inc.(a)(b)	282,827	29,128,353
National Research Corp.	98,847	3,815,494
PetIQ Inc.(a)(b)	101,363	3,984,580
Providence Service Corp. (The)(a)	106,958	7,196,134
Quorum Health Corp.(a)	284,161	1,665,183
R1 RCM Inc.(a)(b)	905,388	9,198,742
RadNet Inc.(a)(b)	380,613	5,728,226
Select Medical Holdings Corp.(a)	1,041,227	19,158,577
Surgery Partners Inc.(a)(b)	20,352	335,808
Tenet Healthcare Corp.(a)	803,819	22,876,689
Tivity Health Inc.(a)(b)	384,011	12,345,954
U.S. Physical Therapy Inc.(b)	118,293	14,029,550

		302,244,047
Health Care Technology — 1.8%
Allscripts Healthcare Solutions Inc.(a)(b)	203,956	2,906,373
Castlight Health Inc., Class B(a)(b)	714,231	1,928,424
Computer Programs & Systems Inc.(b)	57,416	1,541,620
Evolent Health Inc., Class A(a)(b)	151,698	4,308,223
HealthStream Inc.	249,648	7,741,584
HMS Holdings Corp.(a)	694,700	22,793,107
Inovalon Holdings Inc., Class A(a)(b)	661,537	6,648,447
Inspire Medical Systems Inc.(a)(b)	74,919	3,152,592
Medidata Solutions Inc.(a)(b)	554,495	40,650,028
NantHealth Inc.(a)(b)	78,584	123,377
NextGen Healthcare Inc.(a)(b)	322,612	6,478,049
Omnicell Inc.(a)(b)	371,637	26,720,700

49

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Health Care Technology (continued)
Simulations Plus Inc.	112,774	$2,278,035
Tabula Rasa HealthCare Inc.(a)(b)	167,965	13,637,078
Teladoc Health Inc.(a)(b)	643,535	55,569,247
Vocera Communications Inc.(a)(b)	281,625	10,301,843

		206,778,727
Hotels, Restaurants & Leisure — 4.6%
Belmond Ltd., Class A(a)(b)	108,853	1,986,567
BJ’s Restaurants Inc.(b)	198,290	14,316,538
Bloomin’ Brands Inc.	804,738	15,925,765
Bluegreen Vacations Corp.(b)	69,491	1,243,194
Boyd Gaming Corp.	719,752	24,363,605
Brinker International Inc.	319,471	14,928,880
Carrols Restaurant Group Inc.(a)	285,273	4,164,986
Cheesecake Factory Inc. (The)	410,528	21,979,669
Churchill Downs Inc.	113,316	31,467,853
Chuy’s Holdings Inc.(a)(b)	127,343	3,342,754
Cracker Barrel Old Country Store Inc.(b)	184,894	27,203,454
Dave & Buster’s Entertainment Inc.	382,708	25,342,924
Denny’s Corp.(a)(b)	446,394	6,570,920
Dine Brands Global Inc.	95,784	7,788,197
Drive Shack Inc.(a)	530,153	3,159,712
Eldorado Resorts Inc.(a)(b)	632,382	30,733,765
Empire Resorts Inc.(a)(b)	24,845	231,058
Fiesta Restaurant Group Inc.(a)(b)	182,293	4,876,338
Golden Entertainment Inc.(a)	173,614	4,168,472
Jack in the Box Inc.	42,777	3,585,996
Lindblad Expeditions Holdings Inc.(a)(b)	202,315	3,008,424
Marriott Vacations Worldwide Corp.	310,174	34,661,944
Monarch Casino & Resort Inc.(a)	84,628	3,846,343
Nathan’s Famous Inc.	28,131	2,317,994
Noodles & Co.(a)	134,386	1,626,071
Papa John’s International Inc.(b)	97,552	5,002,467
Penn National Gaming Inc.(a)(b)	86,094	2,834,214
Pinnacle Entertainment Inc.(a)	508,355	17,126,480
Planet Fitness Inc., Class A(a)	849,491	45,897,999
PlayAGS Inc.(a)(b)	210,780	6,211,687
Potbelly Corp.(a)(b)	216,438	2,662,187
RCI Hospitality Holdings Inc.	67,188	1,989,437
Red Rock Resorts Inc., Class A	667,674	17,793,512
Ruth’s Hospitality Group Inc.	277,375	8,751,181
Scientific Games Corp./DE, Class A(a)(b)	527,859	13,407,619
SeaWorld Entertainment Inc.(a)	527,376	16,575,428
Shake Shack Inc., Class A(a)(b)	236,795	14,920,453
Sonic Corp.	184,833	8,010,662
Texas Roadhouse Inc.	651,363	45,132,942
Town Sports International Holdings Inc.(a)	8,824	76,328
Wingstop Inc.(b)	257,875	17,605,126

		516,839,145
Household Durables — 1.5%
AV Homes Inc.(a)(b)	30,461	609,220
Cavco Industries Inc.(a)	82,139	20,781,167
Century Communities Inc.(a)(b)	18,827	494,209
GoPro Inc., Class A(a)(b)	1,087,047	7,826,738
Green Brick Partners Inc.(a)(b)	17,788	179,659
Hamilton Beach Brands Holding Co., Class A	64,604	1,417,412
Helen of Troy Ltd.(a)(b)	19,048	2,493,383
Hooker Furniture Corp.	50,799	1,717,006
Hovnanian Enterprises Inc., Class A(a)(b)	276,436	442,298
Installed Building Products Inc.(a)(b)	210,954	8,227,206

Security	Shares	Value
Household Durables (continued)
iRobot Corp.(a)(b)	256,069	$28,147,104
KB Home	173,201	4,141,236
La-Z-Boy Inc.	191,388	6,047,861
LGI Homes Inc.(a)(b)	178,201	8,453,855
Lovesac Co. (The)(a)(b)	16,005	399,805
M/I Homes Inc.(a)	51,707	1,237,349
Meritage Homes Corp.(a)(b)	25,055	999,694
Purple Innovation Inc.(a)(b)	46,963	272,385
Roku Inc.(a)(b)	416,204	30,395,378
Skyline Champion Corp.	276,077	7,887,520
Sonos Inc.(a)(b)	73,443	1,178,026
Taylor Morrison Home Corp., Class A(a)(b)	156,175	2,817,397
TopBuild Corp.(a)	340,597	19,352,722
TRI Pointe Group Inc.(a)(b)	80,241	994,988
Turtle Beach Corp.(a)(b)	72,807	1,451,772
Vuzix Corp.(a)(b)	218,166	1,428,987
William Lyon Homes, Class A(a)(b)	56,582	899,088
ZAGG Inc.(a)(b)	251,920	3,715,820

		164,009,285
Household Products — 0.3%
Central Garden & Pet Co.(a)(b)	75,796	2,731,688
Central Garden & Pet Co., Class A, NVS(a)	295,252	9,784,651
WD-40 Co.	130,357	22,434,440

		34,950,779
Independent Power and Renewable Electricity Producers — 0.0%
TerraForm Power Inc., Class A	125,713	1,451,985

Industrial Conglomerates — 0.1%
Raven Industries Inc.	344,301	15,751,771

Insurance — 1.4%
Ambac Financial Group Inc.(a)	449	9,169
AmTrust Financial Services Inc.	154,226	2,239,361
FedNat Holding Co.	61,198	1,559,325
Global Indemnity Ltd.	16,102	607,045
Health Insurance Innovations Inc., Class A(a)(b)	122,569	7,556,379
Heritage Insurance Holdings Inc.	21,797	323,031
Investors Title Co.	2,559	429,656
James River Group Holdings Ltd.	117,069	4,989,481
Kemper Corp.	287,567	23,134,765
Kingstone Companies Inc.	26,268	499,092
Kinsale Capital Group Inc.	187,449	11,970,493
MBIA Inc.(a)(b)	89,977	961,854
National General Holdings Corp.	355,143	9,532,038
Navigators Group Inc. (The)	20,690	1,429,679
Primerica Inc.	354,796	42,770,658
RLI Corp.	316,821	24,895,794
Stewart Information Services Corp.	11,184	503,392
Trupanion Inc.(a)(b)	241,772	8,638,514
United Fire Group Inc.	1,135	57,624
United Insurance Holdings Corp.	153,744	3,440,791
Universal Insurance Holdings Inc.	303,845	14,751,675

		160,299,816
Interactive Media & Services — 0.9%
Care.com Inc.(a)(b)	188,676	4,171,626
Cargurus Inc.(a)(b)	480,015	26,732,035
Liberty TripAdvisor Holdings Inc., Class A(a)	701,338	10,414,869
QuinStreet Inc.(a)(b)	357,659	4,853,433
Travelzoo(a)	45,295	536,746
TrueCar Inc.(a)(b)	876,429	12,357,649

50

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Interactive Media & Services (continued)
XO Group Inc.(a)	227,556	$7,846,131
Yelp Inc.(a)(b)	774,861	38,123,161

		105,035,650
Internet & Direct Marketing Retail — 1.7%
1-800-Flowers.com Inc., Class A(a)(b)	78,156	922,241
Duluth Holdings Inc., Class B(a)	75,795	2,384,511
Etsy Inc.(a)(b)	1,147,513	58,959,218
Gaia Inc.(a)(b)	65,957	1,015,738
Groupon Inc.(a)(b)	4,235,397	15,967,447
Leaf Group Ltd.(a)	120,770	1,207,700
Liberty Expedia Holdings Inc., Class A(a)	36,267	1,706,000
Nutrisystem Inc.	283,338	10,497,673
Overstock.com Inc.(a)(b)	198,057	5,486,179
PetMed Express Inc.	191,054	6,306,692
Quotient Technology Inc.(a)(b)	765,822	11,870,241
Remark Holdings Inc.(a)(b)	246,896	787,598
Shutterfly Inc.(a)(b)	317,201	20,900,374
Shutterstock Inc.(b)	180,668	9,860,859
Stamps.com Inc.(a)(b)	168,696	38,159,035

		186,031,506
IT Services — 2.6%
Brightcove Inc.(a)	340,940	2,863,896
Carbonite Inc.(a)(b)	301,105	10,734,393
Cardtronics PLC, Class A(a)(b)	302,257	9,563,411
Cass Information Systems Inc.	116,671	7,597,615
ConvergeOne Holdings Inc.	202,017	1,880,778
CSG Systems International Inc.	262,662	10,543,253
Endurance International Group Holdings Inc.(a)(b)	673,602	5,927,698
Everi Holdings Inc.(a)	626,415	5,744,226
EVERTEC Inc.	489,861	11,805,650
Evo Payments Inc., Class A(a)(b)	121,707	2,908,797
Exela Technologies Inc.(a)(b)	373,091	2,660,139
ExlService Holdings Inc.(a)	320,528	21,218,954
GTT Communications Inc.(a)(b)	407,195	17,672,263
Hackett Group Inc. (The)	209,142	4,214,211
I3 Verticals Inc., Class A(a)(b)	57,808	1,328,428
Information Services Group Inc.(a)(b)	199,141	951,894
Internap Corp.(a)(b)	189,944	2,398,993
Limelight Networks Inc.(a)(b)	1,050,408	5,273,048
LiveRamp Holdings Inc.	368,719	18,218,406
MAXIMUS Inc.	612,881	39,874,038
MoneyGram International Inc.(a)(b)	24,237	129,668
NIC Inc.	618,087	9,147,688
Perficient Inc.(a)	126,439	3,369,599
PFSweb Inc.(a)(b)	151,247	1,119,228
PRGX Global Inc.(a)(b)	200,998	1,748,683
Science Applications International Corp.	406,970	32,801,782
ServiceSource International Inc.(a)(b)	781,124	2,226,203
Syntel Inc.(a)	312,039	12,787,358
Travelport Worldwide Ltd.	224,719	3,791,009
TTEC Holdings Inc.	134,481	3,483,058
Tucows Inc., Class A(a)(b)	88,591	4,938,948
Unisys Corp.(a)(b)	326,702	6,664,721
Virtusa Corp.(a)(b)	269,911	14,496,920
Web.com Group Inc.(a)	353,159	9,853,136

		289,938,092
Leisure Products — 0.5%
Callaway Golf Co.	604,702	14,688,212
Johnson Outdoors Inc., Class A(b)	28,748	2,673,276

Security	Shares	Value
Leisure Products (continued)
Malibu Boats Inc., Class A(a)(b)	197,023	$10,781,098
Marine Products Corp.	75,620	1,730,942
MCBC Holdings Inc.(a)	176,851	6,345,414
Nautilus Inc.(a)(b)	258,021	3,599,393
Sturm Ruger & Co. Inc.	158,040	10,912,662

		50,730,997
Life Sciences Tools & Services — 0.6%
Accelerate Diagnostics Inc.(a)(b)	250,295	5,744,270
Cambrex Corp.(a)(b)	136,847	9,360,335
ChromaDex Corp.(a)(b)	384,731	1,650,496
Codexis Inc.(a)(b)	489,693	8,398,235
Enzo Biochem Inc.(a)	434,710	1,791,005
Fluidigm Corp.(a)(b)	248,274	1,859,572
Harvard Bioscience Inc.(a)(b)	21,057	110,549
Luminex Corp.	168,269	5,100,233
Medpace Holdings Inc.(a)(b)	208,513	12,492,014
NanoString Technologies Inc.(a)(b)	218,393	3,893,947
NeoGenomics Inc.(a)(b)	609,007	9,348,258
Pacific Biosciences of California Inc.(a)	1,168,778	6,323,089
Quanterix Corp.(a)	81,006	1,735,149
Syneos Health Inc.(a)(b)	48,239	2,486,721

		70,293,873
Machinery — 4.7%
Actuant Corp., Class A	286,855	8,003,255
Alamo Group Inc.	80,142	7,341,809
Albany International Corp., Class A	275,763	21,923,158
Altra Industrial Motion Corp.(b)	414,911	17,135,824
Astec Industries Inc.	105,603	5,323,447
Barnes Group Inc.	59,137	4,200,501
Blue Bird Corp.(a)(b)	68,528	1,678,936
Chart Industries Inc.(a)(b)	128,407	10,058,120
Columbus McKinnon Corp./NY(b)	131,317	5,192,274
Commercial Vehicle Group Inc.(a)	285,819	2,618,102
DMC Global Inc.	137,114	5,594,251
Douglas Dynamics Inc.	213,307	9,364,177
Energy Recovery Inc.(a)(b)	345,139	3,088,994
EnPro Industries Inc.	20,227	1,475,155
Evoqua Water Technologies Corp.(a)(b)	726,920	12,924,638
Federal Signal Corp.	538,082	14,409,836
Franklin Electric Co. Inc.	422,288	19,953,108
Gencor Industries Inc.(a)	16,025	193,101
Global Brass & Copper Holdings Inc.	192,449	7,101,368
Gorman-Rupp Co. (The)	37,739	1,377,474
Graham Corp.	6,994	197,021
Harsco Corp.(a)	772,904	22,066,409
Hillenbrand Inc.	602,968	31,535,226
John Bean Technologies Corp.(b)	300,679	35,871,005
Kadant Inc.	104,649	11,286,395
Kennametal Inc.	480,431	20,927,574
Lindsay Corp.	103,171	10,341,861
Lydall Inc.(a)	25,385	1,094,094
Manitex International Inc.(a)	114,213	1,202,663
Meritor Inc.(a)	795,294	15,396,892
Milacron Holdings Corp.(a)	71,243	1,442,671
Miller Industries Inc./TN	12,070	324,683
Mueller Industries Inc.	541,988	15,706,812
Mueller Water Products Inc., Class A	886,919	10,208,438
Navistar International Corp.(a)(b)	25,138	967,813
Omega Flex Inc.	28,737	2,044,925

51

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Machinery (continued)
Proto Labs Inc.(a)(b)	260,304	$42,104,172
RBC Bearings Inc.(a)(b)	229,274	34,473,639
REV Group Inc.(b)	50,610	794,577
Rexnord Corp.(a)(b)	114,438	3,524,690
Spartan Motors Inc.	326,983	4,822,999
SPX Corp.(a)	337,409	11,239,094
Standex International Corp.	94,182	9,818,473
Sun Hydraulics Corp.(b)	274,511	15,037,713
Tennant Co.	171,466	13,022,843
Twin Disc Inc.(a)	8,180	188,467
Wabash National Corp.	135,958	2,478,514
Watts Water Technologies Inc., Class A	151,311	12,558,813
Woodward Inc.	514,787	41,625,677

		531,261,681
Marine — 0.1%
Matson Inc.	184,708	7,321,825

Media — 0.8%
Beasley Broadcast Group Inc., Class A	9,291	64,108
Cardlytics Inc.(a)(b)	56,467	1,413,934
Central European Media Enterprises Ltd., Class A(a)	846,962	3,176,107
Entravision Communications Corp., Class A	123,392	604,621
Hemisphere Media Group Inc.(a)(b)	90,583	1,263,633
Loral Space & Communications Inc.(a)(b)	123,324	5,598,909
MDC Partners Inc., Class A(a)	535,825	2,223,674
New York Times Co. (The), Class A	1,025,860	23,748,659
Nexstar Media Group Inc., Class A	430,058	35,006,721
Sinclair Broadcast Group Inc., Class A	322,628	9,146,504
TechTarget Inc.(a)(b)	197,136	3,828,381
tronc Inc.(a)(b)	160,754	2,625,113

		88,700,364
Metals & Mining — 0.6%
Century Aluminum Co.(a)(b)	24,315	291,051
Cleveland-Cliffs Inc.(a)(b)	451,856	5,720,497
Coeur Mining Inc.(a)(b)	271,033	1,444,606
Compass Minerals International Inc.	300,173	20,171,626
Gold Resource Corp.(b)	433,437	2,227,866
Hecla Mining Co.(b)	342,131	954,545
Kaiser Aluminum Corp.	81,446	8,882,501
Ramaco Resources Inc.(a)(b)	58,082	433,292
Ryerson Holding Corp.(a)	157,777	1,782,880
Tahoe Resources Inc.(a)(b)	1,415,036	3,947,950
Worthington Industries Inc.	366,850	15,906,616

		61,763,430
Mortgage Real Estate Investment — 0.0%
Granite Point Mortgage Trust Inc.	77,059	1,485,698

Multiline Retail — 0.4%
Big Lots Inc.(b)	90,156	3,767,619
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	477,464	45,884,290
Sears Holdings Corp.(a)(b)	90,130	87,228

		49,739,137
Oil, Gas & Consumable Fuels — 1.7%
Abraxas Petroleum Corp.(a)(b)	1,422,684	3,314,854
Amyris Inc.(a)(b)	39,172	311,026
Berry Petroleum Corp.	52,451	924,187
Carrizo Oil & Gas Inc.(a)(b)	838,855	21,139,146
CONSOL Energy Inc.(a)(b)	113,226	4,620,753
CVR Energy Inc.	142,861	5,745,869
Delek U.S. Holdings Inc.	740,726	31,429,004

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Denbury Resources Inc.(a)	2,055,329	$12,743,040
Eclipse Resources Corp.(a)(b)	434,377	516,909
Energy XXI Gulf Coast Inc.(a)	47,290	395,344
Evolution Petroleum Corp.	247,857	2,738,820
Goodrich Petroleum Corp.(a)	56,487	793,077
Isramco Inc.(a)	1,424	173,799
Jagged Peak Energy Inc.(a)(b)	616,546	8,526,831
Laredo Petroleum Inc.(a)(b)	449,170	3,669,719
Lilis Energy Inc.(a)(b)	417,929	2,047,852
Matador Resources Co.(a)(b)	930,325	30,747,241
NextDecade Corp.(a)(b)	75,052	424,044
Northern Oil and Gas Inc.(a)(b)	462,865	1,851,460
Panhandle Oil and Gas Inc., Class A	84,550	1,559,948
Par Pacific Holdings Inc.(a)	18,434	376,054
Penn Virginia Corp.(a)	119,195	9,599,965
Renewable Energy Group Inc.(a)	25,508	734,630
Resolute Energy Corp.(a)(b)	12,267	463,815
Ring Energy Inc.(a)(b)	519,493	5,148,176
Rosehill Resources Inc.(a)(b)	11,149	68,009
Sanchez Energy Corp.(a)(b)	739,705	1,701,322
SRC Energy Inc.(a)(b)	2,323,502	20,655,933
Tellurian Inc.(a)(b)	816,828	7,326,947
Uranium Energy Corp.(a)(b)	1,522,210	2,618,201
WildHorse Resource Development Corp.(a)(b)	242,688	5,737,144
Zion Oil & Gas Inc.(a)(b)	529,355	677,574

		188,780,693
Paper & Forest Products — 0.6%
Boise Cascade Co.	349,866	12,875,069
KapStone Paper and Packaging Corp.	843,606	28,606,679
Louisiana-Pacific Corp.	205,249	5,437,046
Neenah Inc.	132,793	11,460,036
Schweitzer-Mauduit International Inc.	54,580	2,090,960
Verso Corp., Class A(a)	22,829	768,652

		61,238,442
Personal Products — 0.5%
elf Beauty Inc.(a)(b)	213,906	2,723,023
Inter Parfums Inc.	155,068	9,994,133
Medifast Inc.(b)	112,247	24,868,323
Natural Health Trends Corp.(b)	68,110	1,585,601
Revlon Inc., Class A(a)(b)	64,077	1,428,917
USANA Health Sciences Inc.(a)(b)	121,640	14,663,702

		55,263,699
Pharmaceuticals — 3.3%
Aclaris Therapeutics Inc.(a)(b)	213,783	3,104,129
Aerie Pharmaceuticals Inc.(a)(b)	341,570	21,023,633
Akcea Therapeutics Inc.(a)(b)	122,443	4,287,954
Akorn Inc.(a)(b)	120,333	1,561,922
Amneal Pharmaceuticals Inc.(a)(b)	834,650	18,520,884
Amphastar Pharmaceuticals Inc.(a)(b)	130,407	2,509,031
Ampio Pharmaceuticals Inc.(a)(b)	923,961	469,372
ANI Pharmaceuticals Inc.(a)	76,693	4,336,222
Aquestive Therapeutics Inc.(a)(b)	37,673	659,654
Aratana Therapeutics Inc.(a)(b)	212,701	1,242,174
Assembly Biosciences Inc.(a)(b)	201,696	7,490,989
Assertio Therapeutics Inc.(a)	500,968	2,945,692
Clearside Biomedical Inc.(a)(b)	275,128	1,692,037
Collegium Pharmaceutical Inc.(a)(b)	278,862	4,110,426
Corcept Therapeutics Inc.(a)(b)	937,933	13,149,821
Corium International Inc.(a)(b)	238,179	2,265,082

52

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Pharmaceuticals (continued)
Cymabay Therapeutics Inc.(a)(b)	433,195	$4,799,801
Dermira Inc.(a)(b)	330,468	3,602,101
Dova Pharmaceuticals Inc.(a)(b)	112,092	2,350,569
Durect Corp.(a)	1,541,195	1,695,315
Eloxx Pharmaceuticals Inc.(a)(b)	215,131	3,665,832
Endo International PLC(a)(b)	134,062	2,256,263
Endocyte Inc.(a)(b)	570,414	10,130,553
Evolus Inc.(a)(b)	87,366	1,626,755
Horizon Pharma PLC(a)(b)	1,587,814	31,089,398
Innovate Biopharmaceuticals Inc.(a)(b)	183,447	1,252,943
Innoviva Inc.(a)	661,939	10,087,950
Intersect ENT Inc.(a)	287,162	8,255,908
Intra-Cellular Therapies Inc.(a)	212,447	4,610,100
Kala Pharmaceuticals Inc.(a)(b)	116,595	1,150,793
Liquidia Technologies Inc.(a)	35,191	965,289
Marinus Pharmaceuticals Inc.(a)(b)	345,011	3,450,110
Medicines Co. (The)(a)(b)	612,750	18,327,353
MyoKardia Inc.(a)(b)	326,392	21,280,758
Neos Therapeutics Inc.(a)(b)	260,164	1,261,795
Ocular Therapeutix Inc.(a)(b)	320,074	2,202,109
Odonate Therapeutics Inc.(a)	67,374	1,307,729
Omeros Corp.(a)(b)	441,324	10,772,719
Optinose Inc.(a)(b)	184,148	2,288,960
Pacira Pharmaceuticals Inc./DE(a)(b)	383,135	18,831,085
Paratek Pharmaceuticals Inc.(a)(b)	304,972	2,958,228
Phibro Animal Health Corp., Class A	181,292	7,777,427
Reata Pharmaceuticals Inc., Class A(a)	179,378	14,665,945
resTORbio Inc.(a)(b)	5,595	84,708
Revance Therapeutics Inc.(a)(b)	314,412	7,813,138
Sienna Biopharmaceuticals Inc.(a)	152,162	2,255,041
SIGA Technologies Inc.(a)(b)	509,659	3,511,551
Supernus Pharmaceuticals Inc.(a)(b)	470,193	23,674,218
Teligent Inc.(a)(b)	388,682	1,535,294
TherapeuticsMD Inc.(a)(b)	1,752,650	11,497,384
Theravance Biopharma Inc.(a)(b)	405,809	13,257,780
Tricida Inc.(a)(b)	89,043	2,720,264
Verrica Pharmaceuticals Inc.(a)(b)	46,474	755,203
WaVe Life Sciences Ltd.(a)(b)	166,504	8,325,200
Xeris Pharmaceuticals Inc.(a)(b)	46,062	809,770
Zogenix Inc.(a)(b)	298,423	14,801,781
Zomedica Pharmaceuticals Corp.(a)(b)	391,576	732,247

		373,806,389
Professional Services — 1.9%
ASGN Inc.(a)(b)	487,328	38,464,799
Barrett Business Services Inc.	68,014	4,541,975
BG Staffing Inc.	80,573	2,191,586
CRA International Inc.	21,707	1,090,126
Exponent Inc.	495,581	26,563,142
Forrester Research Inc.	100,511	4,613,455
Franklin Covey Co.(a)	96,270	2,276,785
Heidrick & Struggles International Inc.	179,455	6,074,552
ICF International Inc.	20,400	1,539,180
InnerWorkings Inc.(a)(b)	30,142	238,725
Insperity Inc.	368,120	43,419,754
Kforce Inc.	221,354	8,322,910
Korn/Ferry International	550,600	27,111,544
Mistras Group Inc.(a)	133,364	2,889,998
Reis Inc.	89,367	2,055,441
Resources Connection Inc.	94,194	1,563,620
TriNet Group Inc.(a)	418,904	23,592,673

Security	Shares	Value
Professional Services (continued)
TrueBlue Inc.(a)	15,421	$401,717
WageWorks Inc.(a)(b)	376,779	16,107,302
Willdan Group Inc.(a)(b)	78,593	2,669,018

		215,728,302
Real Estate Management & Development — 0.6%
Altisource Portfolio Solutions SA(a)(b)	6,708	216,199
Consolidated-Tomoka Land Co.(b)	11,796	734,655
Cushman & Wakefield PLC(a)	325,368	5,528,002
Essential Properties Realty Trust Inc.(b)	43,400	615,846
FRP Holdings Inc.(a)(b)	11,306	702,103
Griffin Industrial Realty Inc.	2,584	100,776
HFF Inc., Class A	360,563	15,316,716
Kennedy-Wilson Holdings Inc.	613,743	13,195,474
Marcus & Millichap Inc.(a)(b)	186,653	6,478,726
Maui Land & Pineapple Co. Inc.(a)(b)	75,641	968,205
Newmark Group Inc., Class A	223,419	2,500,059
Redfin Corp.(a)(b)	759,711	14,206,596
RMR Group Inc. (The), Class A	67,639	6,276,899
Trinity Place Holdings Inc.(a)(b)	179,336	1,092,156

		67,932,412
Road & Rail — 0.6%
ArcBest Corp.(b)	30,560	1,483,688
Avis Budget Group Inc.(a)(b)	640,523	20,586,409
Heartland Express Inc.(b)	448,926	8,857,310
Marten Transport Ltd.	170,123	3,581,089
PAM Transportation Services Inc.(a)	14,621	951,681
Saia Inc.(a)(b)	246,173	18,819,926
U.S. Xpress Enterprises Inc., Class A(a)(b)	104,583	1,443,245
Universal Logistics Holdings Inc.	79,032	2,908,378
USA Truck Inc.(a)	77,358	1,564,952
Werner Enterprises Inc.	204,339	7,223,384
YRC Worldwide Inc.(a)(b)	62,435	560,666

		67,980,728
Semiconductors & Semiconductor Equipment — 3.2%
ACM Research Inc., Class A(a)(b)	80,233	888,179
Adesto Technologies Corp.(a)(b)	236,841	1,409,204
Advanced Energy Industries Inc.(a)(b)	376,490	19,445,708
Ambarella Inc.(a)(b)	122,553	4,740,350
Aquantia Corp.(a)(b)	205,719	2,631,146
Brooks Automation Inc.	667,527	23,383,471
Cabot Microelectronics Corp.	244,614	25,236,826
CEVA Inc.(a)	195,538	5,621,718
Cirrus Logic Inc.(a)(b)	29,993	1,157,730
Cohu Inc.	41,512	1,041,951
Diodes Inc.(a)(b)	95,980	3,195,174
Entegris Inc.	1,363,429	39,471,270
FormFactor Inc.(a)(b)	56,754	780,368
Ichor Holdings Ltd.(a)(b)	223,501	4,563,890
Impinj Inc.(a)(b)	156,653	3,888,127
Inphi Corp.(a)(b)	416,859	15,832,305
Integrated Device Technology Inc.(a)	1,243,884	58,474,987
Kopin Corp.(a)(b)	578,552	1,400,096
Lattice Semiconductor Corp.(a)	1,128,730	9,029,840
MaxLinear Inc.(a)(b)	598,678	11,901,719
Nanometrics Inc.(a)(b)	218,601	8,201,910
NVE Corp.	43,686	4,625,474
PDF Solutions Inc.(a)(b)	24,273	219,185
Power Integrations Inc.(b)	275,122	17,387,710
Rudolph Technologies Inc.(a)	302,537	7,397,030

53

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
Semtech Corp.(a)	574,451	$31,939,476
Silicon Laboratories Inc.(a)	412,405	37,858,779
SMART Global Holdings Inc.(a)(b)	90,573	2,603,068
SunPower Corp.(a)(b)	209,370	1,528,401
Synaptics Inc.(a)(b)	31,828	1,451,993
Xcerra Corp.(a)	430,953	6,149,699
Xperi Corp.	95,505	1,418,249

		354,875,033
Software — 9.1%
8x8 Inc.(a)	882,472	18,752,530
A10 Networks Inc.(a)	475,270	2,889,642
ACI Worldwide Inc.(a)(b)	1,041,429	29,305,812
Agilysys Inc.(a)	77,835	1,268,710
Alarm.com Holdings Inc.(a)(b)	295,957	16,987,932
Altair Engineering Inc., Class A(a)(b)	290,239	12,610,885
Alteryx Inc., Class A(a)(b)	280,619	16,054,213
Amber Road Inc.(a)(b)	236,082	2,271,109
American Software Inc./GA, Class A	157,147	1,906,193
Appfolio Inc., Class A(a)(b)	145,437	11,402,261
Apptio Inc., Class A(a)(b)	330,192	12,203,896
Asure Software Inc.(a)(b)	105,230	1,306,957
Avalara Inc.(a)(b)	69,303	2,420,754
Benefitfocus Inc.(a)(b)	215,075	8,699,784
Blackbaud Inc.(b)	463,477	47,033,646
Blackline Inc.(a)	344,942	19,478,875
Bottomline Technologies de Inc.(a)(b)	386,332	28,090,200
Box Inc., Class A(a)(b)	1,184,052	28,310,683
Carbon Black Inc.(a)(b)	79,746	1,689,020
ChannelAdvisor Corp.(a)(b)	242,300	3,016,635
Cision Ltd.(a)(b)	507,984	8,534,131
Cloudera Inc.(a)(b)	992,697	17,521,102
CommVault Systems Inc.(a)	377,570	26,429,900
Cornerstone OnDemand Inc.(a)	521,816	29,613,058
Coupa Software Inc.(a)(b)	510,744	40,399,850
Digimarc Corp.(a)(b)	100,502	3,160,788
Domo Inc., Class B(a)(b)	61,736	1,324,237
Ebix Inc.(b)	231,139	18,294,652
eGain Corp.(a)(b)	142,668	1,155,611
Ellie Mae Inc.(a)(b)	328,248	31,108,063
Envestnet Inc.(a)(b)	424,279	25,859,805
Everbridge Inc.(a)(b)	257,476	14,840,917
Five9 Inc.(a)(b)	550,280	24,041,733
ForeScout Technologies Inc.(a)(b)	288,177	10,881,564
Fusion Connect Inc.(a)(b)	26,624	68,424
Hortonworks Inc.(a)(b)	677,521	15,454,254
HubSpot Inc.(a)(b)	348,156	52,554,148
Imperva Inc.(a)	334,596	15,541,984
Instructure Inc.(a)(b)	304,807	10,790,168
j2 Global Inc.	449,993	37,281,920
LivePerson Inc.(a)	556,315	14,436,374
Majesco(a)(b)	74,879	565,336
MINDBODY Inc., Class A(a)(b)	418,068	16,994,464
Mitek Systems Inc.(a)(b)	308,359	2,173,931
MobileIron Inc.(a)(b)	691,937	3,667,266
Model N Inc.(a)	247,551	3,923,683
Monotype Imaging Holdings Inc.	184,605	3,729,021
New Relic Inc.(a)	425,747	40,118,140
OneSpan Inc.(a)(b)	301,887	5,750,947
Park City Group Inc.(a)(b)	139,916	1,413,152
Paylocity Holding Corp.(a)(b)	278,288	22,352,092

Security	Shares	Value
Software (continued)
Progress Software Corp.	435,065	$15,353,444
PROS Holdings Inc.(a)(b)	298,532	10,454,591
Q2 Holdings Inc.(a)(b)	351,668	21,293,497
QAD Inc., Class A	97,696	5,534,478
Qualys Inc.(a)(b)	323,831	28,853,342
Rapid7 Inc.(a)(b)	350,386	12,936,251
Rimini Street Inc.(a)(b)	91,409	576,791
SailPoint Technologies Holding Inc.(a)(b)	503,473	17,128,151
SecureWorks Corp., Class A(a)(b)	11,741	172,006
SendGrid Inc.(a)(b)	277,545	10,210,881
ShotSpotter Inc.(a)(b)	70,370	4,312,977
SPS Commerce Inc.(a)	162,112	16,087,995
Telaria Inc.(a)(b)	152,902	579,499
Telenav Inc.(a)	161,479	815,469
Tenable Holdings Inc.(a)(b)	100,241	3,897,370
Trade Desk Inc. (The), Class A(a)	312,131	47,103,689
Upland Software Inc.(a)(b)	146,352	4,728,633
Varonis Systems Inc.(a)(b)	268,662	19,679,491
Veritone Inc.(a)(b)	77,202	805,217
VirnetX Holding Corp.(a)(b)	495,034	2,301,908
Workiva Inc.(a)(b)	269,202	10,633,479
Yext Inc.(a)(b)	772,584	18,310,241
Zix Corp.(a)	507,711	2,817,796
Zscaler Inc.(a)	133,340	5,437,605

		1,025,705,253
Specialty Retail — 2.9%
American Eagle Outfitters Inc.	1,397,481	34,699,453
America’s Car-Mart Inc./TX(a)(b)	19,247	1,505,115
Asbury Automotive Group Inc.(a)	193,278	13,287,862
At Home Group Inc.(a)	424,255	13,376,760
Boot Barn Holdings Inc.(a)(b)	265,518	7,543,366
Buckle Inc. (The)(b)	57,896	1,334,503
Camping World Holdings Inc., Class A(b)	309,769	6,604,275
Carvana Co.(a)(b)	310,697	18,359,086
Children’s Place Inc. (The)	154,996	19,808,489
Conn’s Inc.(a)(b)	90,642	3,204,195
Five Below Inc.(a)(b)	524,728	68,246,124
Hudson Ltd., Class A(a)(b)	374,999	8,459,977
Kirkland’s Inc.(a)(b)	34,846	351,596
Lithia Motors Inc., Class A	135,376	11,054,804
Lumber Liquidators Holdings Inc.(a)(b)	221,234	3,426,915
MarineMax Inc.(a)(b)	143,875	3,057,344
Monro Inc.(b)	305,771	21,281,662
Murphy USA Inc.(a)(b)	52,521	4,488,445
National Vision Holdings Inc.(a)(b)	466,654	21,064,762
New York & Co. Inc.(a)(b)	163,350	630,531
Party City Holdco Inc.(a)(b)	32,091	434,833
RH(a)(b)	185,159	24,257,681
Sally Beauty Holdings Inc.(a)(b)	306,479	5,636,149
Sleep Number Corp.(a)(b)	329,880	12,132,986
Sportsman’s Warehouse Holdings Inc.(a)(b)	354,692	2,074,948
Tailored Brands Inc.	475,438	11,976,283
Tile Shop Holdings Inc.	209,347	1,496,831
Tilly’s Inc., Class A	17,433	330,355
Winmark Corp.(b)	24,456	4,059,696
Zumiez Inc.(a)(b)	51,086	1,346,116

		325,531,142
Technology Hardware, Storage & Peripherals — 0.1%
3D Systems Corp.(a)(b)	52,412	990,587

54

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Avid Technology Inc.(a)(b)	192,089	$1,139,088
Cray Inc.(a)(b)	62,396	1,341,514
Eastman Kodak Co.(a)(b)	171,629	532,050
Immersion Corp.(a)	248,542	2,627,089
USA Technologies Inc.(a)(b)	530,608	3,820,377

		10,450,705
Textiles, Apparel & Luxury Goods — 1.2%
Crocs Inc.(a)(b)	649,862	13,835,562
Deckers Outdoor Corp.(a)	289,615	34,342,547
Fossil Group Inc.(a)(b)	97,065	2,259,673
G-III Apparel Group Ltd.(a)	118,163	5,694,275
Movado Group Inc.	7,569	317,141
Oxford Industries Inc.	160,771	14,501,544
Steven Madden Ltd.	557,778	29,506,456
Superior Group of Companies Inc.	86,881	1,652,477
Wolverine World Wide Inc.	886,900	34,633,445

		136,743,120
Thrifts & Mortgage Finance — 0.9%
Axos Financial Inc.(a)(b)	568,406	19,547,482
BSB Bancorp. Inc./MA(a)	21,745	708,887
Entegra Financial Corp.(a)	7,724	205,072
Essent Group Ltd.(a)	469,524	20,776,437
Federal Agricultural Mortgage Corp., Class C, NVS	27,344	1,973,690
FS Bancorp. Inc.(b)	18,807	1,047,926
Greene County Bancorp. Inc.	27,873	894,723
Hingham Institution for Savings	6,409	1,408,762
Kearny Financial Corp./MD	301,940	4,181,869
LendingTree Inc.(a)(b)	76,425	17,585,393
Malvern Bancorp. Inc.(a)(b)	13,463	322,439
Merchants Bancorp/IN	47,786	1,214,720
Meridian Bancorp. Inc.	68,050	1,156,850
Meta Financial Group Inc.	89,389	7,388,001
NMI Holdings Inc., Class A(a)(b)	497,252	11,262,758
Oconee Federal Financial Corp.	3,577	96,329
PCSB Financial Corp.(b)	20,215	411,173
Provident Bancorp. Inc.(a)(b)	4,249	123,009
Southern Missouri Bancorp. Inc.	7,027	261,896
Sterling Bancorp Inc./MI(b)	135,229	1,529,440
Walker & Dunlop Inc.	31,256	1,652,817
Waterstone Financial Inc.	21,672	371,675
WSFS Financial Corp.	72,718	3,428,654

		97,550,002
Tobacco — 0.1%
22nd Century Group Inc.(a)(b)	1,106,377	3,108,919
Turning Point Brands Inc.(b)	74,602	3,092,999
Vector Group Ltd.	435,741	6,004,504

		12,206,422
Trading Companies & Distributors — 1.3%
Applied Industrial Technologies Inc.	366,509	28,679,329
Beacon Roofing Supply Inc.(a)(b)	485,887	17,584,251
BlueLinx Holdings Inc.(a)(b)	84,654	2,665,754
BMC Stock Holdings Inc.(a)(b)	32,274	601,910
CAI International Inc.(a)	73,985	1,692,037
DXP Enterprises Inc./TX(a)	117,164	4,694,762
EnviroStar Inc.(b)	38,384	1,495,057
Foundation Building Materials Inc.(a)(b)	45,139	562,883
General Finance Corp.(a)	45,601	727,336
GMS Inc.(a)(b)	293,033	6,798,366
H&E Equipment Services Inc.	238,312	9,003,427

Security	Shares	Value
Trading Companies & Distributors (continued)
Herc Holdings Inc.(a)	230,634	$11,808,461
Kaman Corp.	265,185	17,709,054
Lawson Products Inc./DE(a)(b)	16,588	562,333
MRC Global Inc.(a)(b)	434,264	8,151,135
Rush Enterprises Inc., Class A	133,054	5,230,353
Rush Enterprises Inc., Class B	19,650	783,839
SiteOne Landscape Supply Inc.(a)(b)	383,580	28,898,917
Systemax Inc.	88,109	2,902,311
Willis Lease Finance Corp.(a)(b)	3,677	126,893

		150,678,408
Water Utilities — 0.3%
American States Water Co.	239,358	14,634,348
California Water Service Group	39,671	1,701,886
Global Water Resources Inc.	103,770	1,098,924
Middlesex Water Co.	134,085	6,492,396
Pure Cycle Corp.(a)	89,178	1,030,006
SJW Group	107,949	6,601,081
York Water Co. (The)	113,846	3,460,919

		35,019,560
Wireless Telecommunication Services — 0.3%
Boingo Wireless Inc.(a)	393,620	13,737,338
Gogo Inc.(a)(b)	544,940	2,828,239
Shenandoah Telecommunications Co.	448,356	17,373,795

		33,939,372

Total Common Stocks — 99.9%
(Cost: $10,229,978,090)		11,244,549,936

Short-Term Investments

Money Market Funds — 17.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(d)(e)(f)	1,930,246,117	1,930,825,192
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(d)(e)	31,516,603	31,516,603

		1,962,341,795

Total Short-Term Investments — 17.4%
(Cost: $1,961,881,397)		1,962,341,795

Total Investments in Securities — 117.3%
(Cost: $12,191,859,487)		13,206,891,731
Other Assets, Less Liabilities — (17.3)%		(1,948,082,962)

Net Assets — 100.0%		$11,258,808,769

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

55

Schedule of Investments (unaudited)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.6%
AAR Corp.(a)	296,622	$14,205,228
Cubic Corp.(a)	61,457	4,489,434
Ducommun Inc.(b)	98,511	4,023,189
Engility Holdings Inc.(b)	166,318	5,985,785
Esterline Technologies Corp.(b)	239,526	21,784,890
KeyW Holding Corp. (The)(a)(b)	446,040	3,862,706
KLX Inc.(a)(b)	462,514	29,036,629
Kratos Defense & Security Solutions Inc.(a)(b)	506,245	7,482,301
Maxar Technologies Ltd.	521,060	17,231,454
Mercury Systems Inc.(b)	211,010	11,673,073
Moog Inc., Class A	269,256	23,147,938
National Presto Industries Inc.	41,642	5,398,885
Sparton Corp.(b)	47,314	682,741
Triumph Group Inc.(a)	443,862	10,341,985
Vectrus Inc.(b)	101,536	3,166,908
Wesco Aircraft Holdings Inc.(a)(b)	363,057	4,084,391

		166,597,537
Air Freight & Logistics — 0.2%
Atlas Air Worldwide Holdings Inc.(b)	217,829	13,886,599
Echo Global Logistics Inc.(b)	14,957	462,919
Hub Group Inc., Class A(b)	108,708	4,957,085
Radiant Logistics Inc.(b)	356,732	2,108,286

		21,414,889
Airlines — 0.8%
Hawaiian Holdings Inc.	463,674	18,593,327
Mesa Air Group Inc.(b)	66,595	923,007
SkyWest Inc.	468,650	27,603,485
Spirit Airlines Inc.(a)(b)	631,274	29,650,940

		76,770,759
Auto Components — 1.0%
American Axle & Manufacturing Holdings Inc.(a)(b)	1,025,096	17,877,674
Cooper Tire & Rubber Co.	466,654	13,206,308
Cooper-Standard Holdings Inc.(a)(b)	163,005	19,557,340
Dana Inc.	100,904	1,883,878
Gentherm Inc.(a)(b)	338,032	15,363,554
Modine Manufacturing Co.(a)(b)	387,305	5,770,845
Motorcar Parts of America Inc.(a)(b)	175,950	4,126,028
Shiloh Industries Inc.(a)(b)	115,299	1,268,289
Standard Motor Products Inc.	195,319	9,613,601
Stoneridge Inc.(b)	30,592	909,194
Superior Industries International Inc.	225,291	3,841,212
Tenneco Inc.	87,017	3,666,896
Tower International Inc.	182,369	5,516,662

		102,601,481
Banks — 16.6%
1st Constitution Bancorp.	67,257	1,392,220
1st Source Corp.	144,338	7,595,066
Access National Corp.	139,458	3,780,706
ACNB Corp.	62,601	2,328,757
Allegiance Bancshares Inc.(b)	86,371	3,601,671
Amalgamated Bank, Class A(b)	78,040	1,505,392
American National Bankshares Inc.	75,588	2,947,932
Ames National Corp.	78,927	2,150,761
Arrow Financial Corp.	111,946	4,142,002
Atlantic Capital Bancshares Inc.(b)	70,179	1,175,498
Auburn National BanCorp. Inc.(a)	21,687	831,046
Banc of California Inc.	390,163	7,374,081

Security	Shares	Value
Banks (continued)
BancFirst Corp.	126,242	$7,568,208
Bancorp. Inc. (The)(b)	462,087	4,431,414
BancorpSouth Bank	866,333	28,329,089
Bank of Commerce Holdings	145,085	1,770,037
Bank of Marin Bancorp.	61,341	5,146,510
Bank of Princeton (The)(a)(b)	52,946	1,616,971
Bankwell Financial Group Inc.	47,573	1,491,889
Banner Corp.	293,241	18,230,793
Bar Harbor Bankshares	140,933	4,047,596
Baycom Corp.(a)(b)	95,244	2,541,110
BCB Bancorp. Inc.	126,494	1,751,942
Berkshire Hills Bancorp. Inc.	372,133	15,145,813
Blue Hills Bancorp. Inc.	111,100	2,677,510
Boston Private Financial Holdings Inc.	765,254	10,445,717
Bridge Bancorp. Inc.	153,050	5,081,260
Brookline Bancorp. Inc.	721,845	12,054,811
Bryn Mawr Bank Corp.	180,182	8,450,536
Business First Bancshares Inc.(a)	98,054	2,603,334
Byline Bancorp Inc.(a)(b)	150,502	3,416,395
C&F Financial Corp.	30,361	1,783,709
Cadence BanCorp.	440,449	11,504,528
Cambridge Bancorp(a)	25,013	2,250,920
Camden National Corp.	141,827	6,160,965
Capital City Bank Group Inc.	104,708	2,443,885
Capstar Financial Holdings Inc.(a)	52,821	882,111
Carolina Financial Corp.(a)	58,175	2,194,361
Cathay General Bancorp.	711,561	29,487,088
CB Financial Services Inc.(a)	43,773	1,350,397
CBTX Inc.	169,639	6,028,970
CenterState Bank Corp.	843,089	23,648,646
Central Pacific Financial Corp.	222,263	5,874,411
Central Valley Community Bancorp.	109,086	2,357,348
Century Bancorp. Inc./MA, Class A, NVS	26,305	1,900,536
Chemical Financial Corp.	656,292	35,045,993
Chemung Financial Corp.	30,707	1,302,898
Citizens & Northern Corp.	109,971	2,875,742
City Holding Co.	122,481	9,406,541
Civista Bancshares Inc.	94,646	2,280,022
CNB Financial Corp./PA	125,173	3,612,493
Coastal Financial Corp/WA(b)	50,712	862,104
Codorus Valley Bancorp. Inc.	80,638	2,519,131
Columbia Banking System Inc.	670,099	25,979,738
Community Bank System Inc.	462,004	28,214,584
Community Bankers Trust Corp.(b)	200,437	1,763,846
Community Financial Corp. (The)	44,229	1,478,575
Community Trust Bancorp. Inc.	140,334	6,504,481
ConnectOne Bancorp. Inc.	201,792	4,792,560
County Bancorp. Inc.	46,953	1,178,520
Customers Bancorp. Inc.(a)(b)	178,815	4,207,517
CVB Financial Corp.	1,021,342	22,796,353
Eagle Bancorp. Inc.(a)(b)	56,226	2,845,036
Enterprise Bancorp. Inc./MA	83,064	2,856,571
Enterprise Financial Services Corp.	138,564	7,350,820
Equity Bancshares Inc., Class A(a)(b)	82,742	3,248,451
Esquire Financial Holdings Inc.(b)	29,131	727,110
Evans Bancorp. Inc.	43,487	2,041,715
Farmers & Merchants Bancorp. Inc./Archbold OH	7,776	331,180
Farmers National Banc Corp.	234,325	3,585,172
FB Financial Corp.(a)	78,244	3,065,600
FCB Financial Holdings Inc., Class A(a)(b)	50,214	2,380,144

56

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Fidelity D&D Bancorp. Inc.(a)	21,367	$1,473,896
Fidelity Southern Corp.	197,012	4,881,957
Financial Institutions Inc.	137,481	4,316,903
First Bancorp. Inc./ME	93,114	2,697,513
First BanCorp./Puerto Rico(b)	1,966,275	17,893,102
First Bancorp./Southern Pines NC(a)	267,175	10,823,259
First Bancshares Inc. (The)(a)	114,151	4,457,597
First Bank/Hamilton NJ	152,178	2,001,141
First Busey Corp.	398,305	12,367,370
First Business Financial Services Inc.	76,045	1,762,723
First Choice Bancorp.	82,552	2,236,334
First Commonwealth Financial Corp.	907,453	14,646,291
First Community Bancshares Inc./VA	149,856	5,077,121
First Community Corp./SC	65,759	1,591,368
First Connecticut Bancorp. Inc./Farmington CT	102,937	3,041,788
First Financial Bancorp.	878,475	26,090,707
First Financial Corp./IN	109,183	5,480,987
First Financial Northwest Inc.	66,409	1,100,397
First Foundation Inc.(b)	236,506	3,694,224
First Guaranty Bancshares Inc.(a)	44,129	1,133,674
First Internet Bancorp.	89,801	2,734,440
First Interstate BancSystem Inc., Class A	302,600	13,556,480
First Merchants Corp.	454,299	20,438,912
First Mid-Illinois Bancshares Inc.	116,740	4,708,124
First Midwest Bancorp. Inc.	938,662	24,959,023
First Northwest Bancorp.(a)(b)	89,453	1,377,576
First of Long Island Corp. (The)	220,133	4,787,893
First Savings Financial Group Inc.(a)	14,071	960,768
First United Corp.(a)	64,128	1,205,606
Flushing Financial Corp.	251,329	6,132,428
Franklin Financial Network Inc.(a)(b)	117,622	4,599,020
Fulton Financial Corp.	1,579,407	26,297,127
German American Bancorp. Inc.	146,276	5,160,617
Glacier Bancorp. Inc.	660,097	28,443,580
Great Southern Bancorp. Inc.	101,252	5,604,298
Great Western Bancorp. Inc.	542,555	22,890,395
Green Bancorp. Inc.	197,519	4,365,170
Guaranty Bancorp.	40,899	1,214,700
Guaranty Bancshares Inc./TX	71,528	2,162,291
Hancock Holding Co.	783,029	37,233,029
Hanmi Financial Corp.	254,493	6,336,876
HarborOne Bancorp Inc.(a)(b)	75,904	1,451,284
Heartland Financial USA Inc.	270,128	15,680,930
Heritage Commerce Corp.	39,677	591,981
Heritage Financial Corp./WA	333,198	11,711,910
Hilltop Holdings Inc.	662,000	13,352,540
Home BancShares Inc./AR	1,131,616	24,782,390
HomeTrust Bancshares Inc.(a)(b)	113,478	3,307,884
Hope Bancorp Inc.	1,145,494	18,522,638
Horizon Bancorp Inc./IN	339,377	6,702,696
Howard Bancorp. Inc.(a)(b)	96,472	1,707,554
IBERIABANK Corp.	509,466	41,445,059
Independent Bank Corp./MI	141,343	3,342,762
Independent Bank Corp./Rockland MA	224,764	18,565,506
Independent Bank Group Inc.(a)	145,229	9,628,683
International Bancshares Corp.	508,686	22,890,870
Investar Holding Corp.	57,386	1,540,814
Investors Bancorp. Inc.	2,266,040	27,804,311
Lakeland Bancorp. Inc.	407,434	7,354,184
Lakeland Financial Corp.	56,825	2,641,226

Security	Shares	Value
Banks (continued)
LCNB Corp.	82,447	$1,537,637
LegacyTexas Financial Group Inc.	262,544	11,184,374
Level One Bancorp. Inc.(a)	14,034	390,145
Live Oak Bancshares Inc.(a)	112,368	3,011,462
Macatawa Bank Corp.	221,790	2,597,161
MB Financial Inc.	699,866	32,270,821
MBT Financial Corp.	167,120	1,888,456
Mercantile Bank Corp.	149,705	4,995,656
Metropolitan Bank Holding Corp.(a)(b)	60,369	2,482,373
Mid Penn Bancorp. Inc.(a)	44,094	1,285,340
Middlefield Banc Corp.	28,700	1,351,770
Midland States Bancorp. Inc.	91,317	2,931,276
MidSouth Bancorp. Inc.(a)	137,100	2,111,340
MidWestOne Financial Group Inc.	103,273	3,440,024
MutualFirst Financial Inc.	54,453	2,006,593
MVB Financial Corp.(a)	78,987	1,423,346
National Bank Holdings Corp., Class A	172,723	6,503,021
National Bankshares Inc.	62,682	2,848,897
National Commerce Corp.(a)(b)	91,342	3,772,425
NBT Bancorp. Inc.	387,461	14,870,753
Nicolet Bankshares Inc.(a)(b)	76,245	4,156,115
Northeast Bancorp.	62,172	1,349,132
Northrim BanCorp. Inc.	62,220	2,585,241
Norwood Financial Corp.	52,679	2,062,910
Oak Valley Bancorp.(a)	61,439	1,207,276
OFG Bancorp.	399,917	6,458,660
Ohio Valley Banc Corp.	38,284	1,403,109
Old Line Bancshares Inc.	127,694	4,040,238
Old National Bancorp./IN	1,385,028	26,731,040
Old Second Bancorp. Inc.	266,157	4,112,126
Opus Bank	176,984	4,849,362
Origin Bancorp Inc.(a)	101,815	3,833,335
Orrstown Financial Services Inc.	68,136	1,621,637
Pacific City Financial Corp.	94,285	1,823,472
Pacific Mercantile Bancorp.(a)(b)	142,461	1,332,010
Pacific Premier Bancorp. Inc.(b)	279,643	10,402,720
Park National Corp.	124,720	13,165,443
Parke Bancorp. Inc.	63,451	1,424,475
Peapack Gladstone Financial Corp.(a)	168,626	5,208,857
Penns Woods Bancorp. Inc.	41,912	1,821,076
Peoples Bancorp. Inc./OH	162,021	5,675,596
Peoples Bancorp. of North Carolina Inc.	43,577	1,256,761
Peoples Financial Services Corp.	63,163	2,678,111
Premier Financial Bancorp. Inc.	110,402	2,041,333
QCR Holdings Inc.(a)	117,379	4,794,932
RBB Bancorp.	126,341	3,095,354
Reliant Bancorp Inc.(a)	86,642	2,215,436
Renasant Corp.	441,008	18,173,940
Republic Bancorp. Inc./KY, Class A	88,792	4,093,311
Republic First Bancorp. Inc.(a)(b)	321,928	2,301,785
S&T Bancorp. Inc.	312,950	13,569,512
Sandy Spring Bancorp. Inc.	314,847	12,376,636
SB One Bancorp.	66,655	1,679,706
Seacoast Banking Corp. of Florida(a)(b)	346,161	10,107,901
Select Bancorp. Inc.(b)	105,791	1,311,808
Shore Bancshares Inc.	117,213	2,088,736
Sierra Bancorp.	129,267	3,735,816
Simmons First National Corp., Class A	832,636	24,521,130
SmartFinancial Inc.(a)(b)	104,191	2,453,698
South State Corp.	334,947	27,465,654

57

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Banks (continued)
Southern First Bancshares Inc.(a)(b)	56,437	$2,217,974
Southern National Bancorp. of Virginia Inc.	181,084	2,933,561
Southside Bancshares Inc.	301,034	10,475,983
Spirit of Texas Bancshares Inc.(a)(b)	18,034	389,354
State Bank Financial Corp.	223,213	6,736,568
Stock Yards Bancorp. Inc.	156,545	5,682,583
Summit Financial Group Inc.	101,641	2,359,088
Tompkins Financial Corp.	126,941	10,306,340
TowneBank/Portsmouth VA	606,183	18,700,746
TriCo Bancshares	216,875	8,375,712
TriState Capital Holdings Inc.(a)(b)	166,301	4,589,908
Trustmark Corp.	614,347	20,672,777
UMB Financial Corp.	417,010	29,566,009
Union Bankshares Corp.	602,461	23,212,822
Union Bankshares Inc./Morrisville VT	4,272	227,057
United Bankshares Inc./WV	916,735	33,323,317
United Community Banks Inc./GA	653,609	18,229,155
United Security Bancshares/Fresno CA	123,401	1,369,751
Unity Bancorp. Inc.	64,594	1,479,203
Univest Corp. of Pennsylvania	259,668	6,868,219
Valley National Bancorp.	2,960,377	33,304,241
Veritex Holdings Inc.(a)(b)	148,543	4,197,825
Washington Trust Bancorp. Inc.	97,922	5,415,087
WesBanco Inc.	480,745	21,431,612
West Bancorp. Inc.	115,460	2,713,310
Westamerica Bancorp.	234,161	14,087,126

		1,678,702,354
Beverages — 0.0%
MGP Ingredients Inc.(a)	13,816	1,091,188

Biotechnology — 1.1%
Abeona Therapeutics Inc.(a)(b)	26,591	340,365
Acceleron Pharma Inc.(a)(b)	61,264	3,506,139
Achaogen Inc.(a)(b)	35,994	143,616
Achillion Pharmaceuticals Inc.(b)	1,246,301	4,586,388
Acorda Therapeutics Inc.(a)(b)	345,261	6,784,379
Adamas Pharmaceuticals Inc.(a)(b)	99,945	2,000,899
Adverum Biotechnologies Inc.(a)(b)	466,317	2,821,218
Akebia Therapeutics Inc.(a)(b)	65,412	577,588
Albireo Pharma Inc.(a)(b)	65,438	2,156,836
Alder Biopharmaceuticals Inc.(a)(b)	103,356	1,720,877
Allakos Inc.(a)(b)	12,634	568,404
AMAG Pharmaceuticals Inc.(a)(b)	315,345	6,306,900
Aptinyx Inc.(b)	20,320	588,467
Arbutus Biopharma Corp.(b)	241,517	2,282,336
Arcus Biosciences Inc.(a)(b)	26,038	362,970
Ardelyx Inc.(a)(b)	402,027	1,748,817
Arena Pharmaceuticals Inc.(a)(b)	90,784	4,177,880
ArQule Inc.(a)(b)	94,387	534,230
Athersys Inc.(a)(b)	53,678	112,724
Audentes Therapeutics Inc.(a)(b)	22,890	906,215
AVEO Pharmaceuticals Inc.(a)(b)	383,811	1,270,414
Avrobio Inc.(a)(b)	9,292	481,976
Bellicum Pharmaceuticals Inc.(a)(b)	121,778	750,152
BioCryst Pharmaceuticals Inc.(a)(b)	151,523	1,156,120
BioTime Inc.(a)(b)	614,455	1,443,969
Calithera Biosciences Inc.(a)(b)	291,294	1,529,293
Cara Therapeutics Inc.(a)(b)	40,139	961,329
CareDx Inc.(a)(b)	19,199	553,891
CASI Pharmaceuticals Inc.(a)(b)	49,498	231,156

Security	Shares	Value
Biotechnology (continued)
Catalyst Biosciences Inc.(a)(b)	108,942	$1,174,395
Cellular Biomedicine Group Inc.(a)(b)	24,751	449,231
Chimerix Inc.(a)(b)	403,952	1,571,373
Concert Pharmaceuticals Inc.(b)	195,159	2,896,160
Constellation Pharmaceuticals Inc.(a)(b)	6,164	41,484
Corvus Pharmaceuticals Inc.(a)(b)	11,937	102,419
Crinetics Pharmaceuticals Inc.(b)	10,629	304,521
Cytokinetics Inc.(a)(b)	40,761	401,496
Dynavax Technologies Corp.(a)(b)	64,996	805,950
Eidos Therapeutics Inc.(b)	11,074	110,519
Epizyme Inc.(a)(b)	130,216	1,380,290
Five Prime Therapeutics Inc.(a)(b)	306,524	4,266,814
Forty Seven Inc.(b)	12,457	185,858
Immune Design Corp.(b)	281,549	971,344
Immunomedics Inc.(a)(b)	121,549	2,531,866
Karyopharm Therapeutics Inc.(a)(b)	44,871	764,153
Kezar Life Sciences Inc.(b)	7,853	168,133
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	5,501	140,275
Magenta Therapeutics Inc.(b)	8,629	103,634
MeiraGTx Holdings PLC(b)	5,644	76,758
Minerva Neurosciences Inc.(a)(b)	45,474	570,699
Miragen Therapeutics Inc.(a)(b)	43,977	245,392
Molecular Templates Inc.(b)	89,412	481,931
Myriad Genetics Inc.(a)(b)	73,174	3,366,004
NantKwest Inc.(a)(b)	267,453	989,576
Neon Therapeutics Inc.(b)	11,746	100,311
NewLink Genetics Corp.(a)(b)	237,645	567,972
Novavax Inc.(a)(b)	2,222,674	4,178,627
Nymox Pharmaceutical Corp.(a)(b)	225,121	553,798
OPKO Health Inc.(a)(b)	2,958,362	10,235,932
Ovid therapeutics Inc.(b)	30,923	175,333
PDL BioPharma Inc.(a)(b)	1,318,403	3,467,400
Pfenex Inc.(b)	19,601	100,161
Portola Pharmaceuticals Inc.(a)(b)	43,186	1,150,043
Proteostasis Therapeutics Inc.(a)(b)	51,631	124,431
Prothena Corp. PLC(a)(b)	364,522	4,767,948
Ra Pharmaceuticals Inc.(b)	126,763	2,293,143
Replimune Group Inc.(a)(b)	11,409	183,685
Rigel Pharmaceuticals Inc.(b)	154,567	496,160
Rubius Therapeutics Inc.(a)(b)	18,575	445,800
Scholar Rock Holding Corp.(a)(b)	9,496	244,522
Spectrum Pharmaceuticals Inc.(b)	72,592	1,219,546
Spero Therapeutics Inc.(b)	73,092	768,197
Syndax Pharmaceuticals Inc.(a)(b)	85,862	693,765
Synlogic Inc.(b)	136,840	1,944,496
Tocagen Inc.(b)	15,005	233,928
Translate Bio Inc.(b)	14,964	149,640
XOMA Corp.(a)(b)	28,960	508,827
Zafgen Inc.(a)(b)	14,454	168,967

		109,478,455
Building Products — 0.4%
Apogee Enterprises Inc.	38,700	1,599,084
Armstrong Flooring Inc.(a)(b)	178,147	3,224,461
Caesarstone Ltd.(a)	212,118	3,934,789
Gibraltar Industries Inc.(a)(b)	293,716	13,393,449
Griffon Corp.	301,458	4,868,547
Insteel Industries Inc.	16,556	594,029
Masonite International Corp.(a)(b)	13,098	839,582
Quanex Building Products Corp.	318,865	5,803,343

58

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Building Products (continued)
Universal Forest Products Inc.	61,777	$2,182,581

		36,439,865
Capital Markets — 1.1%
Arlington Asset Investment Corp., Class A(a)	246,136	2,298,910
Associated Capital Group Inc., Class A	23,810	1,013,116
B. Riley Financial Inc.	186,381	4,221,530
Blucora Inc.(b)	122,452	4,928,693
BrightSphere Investment Group PLC	102,881	1,275,724
Cowen Inc.(a)(b)	137,319	2,238,300
Donnelley Financial Solutions Inc.(b)	162,662	2,914,903
Federated Investors Inc., Class B	236,989	5,716,175
Focus Financial Partners Inc., Class A(a)(b)	71,143	3,376,447
GAIN Capital Holdings Inc.(a)	255,255	1,659,157
GAMCO Investors Inc., Class A	31,783	744,358
Greenhill & Co. Inc.	22,703	598,224
INTL. FCStone Inc.(a)(b)	141,070	6,816,502
Investment Technology Group Inc.	254,880	5,520,701
Ladenburg Thalmann Financial Services Inc.	77,429	209,058
Oppenheimer Holdings Inc., Class A, NVS	89,800	2,837,680
Piper Jaffray Companies	128,371	9,801,126
PJT Partners Inc., Class A	11,919	623,960
Siebert Financial Corp.(a)(b)	10,426	152,741
Stifel Financial Corp.(a)	638,385	32,723,615
Value Line Inc.	4,661	116,059
Virtus Investment Partners Inc.	55,223	6,281,616
Waddell & Reed Financial Inc., Class A	715,451	15,153,252

		111,221,847
Chemicals — 1.5%
Advanced Emissions Solutions Inc.	19,402	232,048
AdvanSix Inc.(b)	183,123	6,217,026
AgroFresh Solutions Inc.(a)(b)	293,573	1,828,960
American Vanguard Corp.	268,159	4,826,862
Flotek Industries Inc.(a)(b)	504,413	1,210,591
FutureFuel Corp.	239,107	4,433,044
Hawkins Inc.	86,687	3,593,176
HB Fuller Co.	117,863	6,089,981
Innophos Holdings Inc.	151,259	6,715,900
Innospec Inc.	222,907	17,108,112
Intrepid Potash Inc.(b)	857,618	3,078,849
KMG Chemicals Inc.	13,262	1,002,077
Koppers Holdings Inc.(b)	56,957	1,774,210
Kraton Corp.(b)	23,086	1,088,505
LSB Industries Inc.(a)(b)	197,812	1,934,601
Marrone Bio Innovations Inc.(a)(b)	59,976	109,756
Minerals Technologies Inc.	325,519	22,005,084
PolyOne Corp.	39,665	1,734,154
PQ Group Holdings Inc.(a)(b)	337,438	5,895,042
Rayonier Advanced Materials Inc.	466,032	8,588,970
Sensient Technologies Corp.	183,587	14,046,241
Stepan Co.	186,435	16,221,709
Trecora Resources(a)(b)	190,017	2,660,238
Tredegar Corp.	238,657	5,166,924
Trinseo SA	120,992	9,473,674
Tronox Ltd., Class A	463,555	5,539,482
Valhi Inc.	224,231	511,247

		153,086,463
Commercial Services & Supplies — 1.8%
ABM Industries Inc.	605,357	19,522,763
ACCO Brands Corp.	952,031	10,757,950

Security	Shares	Value
Commercial Services & Supplies (continued)
Advanced Disposal Services Inc.(b)	36,228	$981,054
Brady Corp., Class A, NVS	429,516	18,791,325
BrightView Holdings Inc.(b)	100,950	1,620,248
Casella Waste Systems Inc., Class A(b)	296,809	9,218,888
CECO Environmental Corp.	283,674	2,235,351
Charah Solutions Inc.(b)	30,206	238,627
CompX International Inc.	15,114	205,550
Ennis Inc.	235,745	4,820,985
Essendant Inc.	342,831	4,395,094
Heritage-Crystal Clean Inc.(b)	130,554	2,787,328
Herman Miller Inc.	79,321	3,045,927
Interface Inc.	53,784	1,255,856
Kimball International Inc., Class B, NVS	47,160	789,930
Knoll Inc.	26,887	630,500
LSC Communications Inc.	301,523	3,334,844
Matthews International Corp., Class A	284,969	14,291,195
Mobile Mini Inc.	46,364	2,033,061
Multi-Color Corp.(a)	127,601	7,943,162
NL Industries Inc.(a)(b)	76,550	459,300
PICO Holdings Inc.	179,331	2,250,604
Pitney Bowes Inc.	860,657	6,093,452
Quad/Graphics Inc.	287,413	5,989,687
RR Donnelley & Sons Co.	652,282	3,522,323
SP Plus Corp.(a)(b)	146,936	5,363,164
Steelcase Inc., Class A	775,041	14,338,259
Team Inc.(a)(b)	257,855	5,801,738
Tetra Tech Inc.	32,629	2,228,561
UniFirst Corp./MA(a)	121,966	21,179,396
Viad Corp.	77,307	4,580,440
VSE Corp.	74,271	2,460,598

		183,167,160
Communications Equipment — 2.2%
Acacia Communications Inc.(b)	215,626	8,920,448
ADTRAN Inc.	434,860	7,675,279
Applied Optoelectronics Inc.(a)(b)	40,752	1,004,944
Calix Inc.(a)(b)	194,299	1,573,822
Casa Systems Inc.(a)(b)	23,402	345,180
Ciena Corp.(b)	1,315,200	41,086,848
Clearfield Inc.(b)	37,451	503,716
Comtech Telecommunications Corp.	210,742	7,643,612
DASAN Zhone Solutions Inc.(b)	57,393	814,407
Digi International Inc.(b)	248,688	3,344,854
Finisar Corp.(a)(b)	1,079,409	20,562,741
Harmonic Inc.(a)(b)	759,712	4,178,416
Infinera Corp.(a)(b)	1,382,474	10,092,060
InterDigital Inc./PA	177,644	14,211,520
KVH Industries Inc.(a)(b)	151,183	1,980,497
NETGEAR Inc.(a)(b)	222,137	13,961,310
NetScout Systems Inc.(a)(b)	710,721	17,945,705
Oclaro Inc.(b)	1,548,115	13,840,148
Ribbon Communications Inc.(b)	489,170	3,341,031
ViaSat Inc.(a)(b)	507,326	32,443,498
Viavi Solutions Inc.(b)	1,342,669	15,225,867

		220,695,903
Construction & Engineering — 0.8%
Aegion Corp.(b)	290,644	7,376,545
Ameresco Inc., Class A(b)	176,169	2,404,707
Argan Inc.	134,674	5,790,982
EMCOR Group Inc.	132,595	9,959,210

59

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Construction & Engineering (continued)
Granite Construction Inc.	85,318	$3,899,033
Great Lakes Dredge & Dock Corp.(a)(b)	523,180	3,243,716
IES Holdings Inc.(a)(b)	78,491	1,530,574
Infrastructure and Energy Alternatives Inc.(a)(b)	157,127	1,649,833
KBR Inc.	1,297,452	27,415,161
Northwest Pipe Co.(a)(b)	89,166	1,761,028
Orion Group Holdings Inc.(b)	134,916	1,018,616
Primoris Services Corp.	123,479	3,064,749
Sterling Construction Co. Inc.(a)(b)	190,970	2,734,690
Tutor Perini Corp.(a)(b)	343,132	6,450,882
Willscot Corp.(a)(b)	106,631	1,828,722

		80,128,448
Construction Materials — 0.0%
U.S. Lime & Minerals Inc.	17,350	1,369,783

Consumer Finance — 0.6%
Encore Capital Group Inc.(a)(b)	239,217	8,575,929
EZCORP Inc., Class A, NVS(a)(b)	469,575	5,024,453
LendingClub Corp.(a)(b)	2,899,345	11,249,459
Nelnet Inc., Class A	172,612	9,868,228
PRA Group Inc.(a)(b)	410,456	14,776,416
Regional Management Corp.(a)(b)	42,793	1,233,722
World Acceptance Corp.(b)	56,486	6,459,739

		57,187,946
Containers & Packaging — 0.2%
Greif Inc., Class A, NVS	215,741	11,576,662
Greif Inc., Class B	47,397	2,732,437
UFP Technologies Inc.(a)(b)	60,693	2,230,468

		16,539,567
Distributors — 0.1%
Core-Mark Holding Co. Inc.	383,945	13,038,772
Weyco Group Inc.	56,618	1,991,821

		15,030,593
Diversified Consumer Services — 0.7%
Adtalem Global Education Inc.(a)(b)	550,802	26,548,657
American Public Education Inc.(b)	139,568	4,612,722
Cambium Learning Group Inc.(a)(b)	102,750	1,216,560
Carriage Services Inc.	100,217	2,159,676
Houghton Mifflin Harcourt Co.(a)(b)	865,617	6,059,319
K12 Inc.(a)(b)	338,552	5,992,371
Laureate Education Inc., Class A(a)(b)	768,864	11,871,260
Regis Corp.(b)	325,621	6,652,437
Weight Watchers International Inc.(a)(b)	20,484	1,474,643

		66,587,645
Diversified Financial Services — 0.3%
Banco Latinoamericano de Comercio Exterior SA, Class E	280,544	5,868,980
Cannae Holdings Inc.(a)(b)	637,266	13,350,723
FGL Holdings(a)(b)	1,304,321	11,673,673
Marlin Business Services Corp.	54,377	1,568,776
On Deck Capital Inc.(a)(b)	66,296	501,861

		32,964,013
Diversified Telecommunication Services — 0.6%
ATN International Inc.	95,314	7,041,798
Cincinnati Bell Inc.(a)(b)	420,570	6,708,092
Consolidated Communications Holdings Inc.	635,432	8,286,033
Frontier Communications Corp.(a)	959,569	6,227,603
Intelsat SA(a)(b)	419,692	12,590,760
Iridium Communications Inc.(a)(b)	883,005	19,867,612

Security	Shares	Value
Diversified Telecommunication Services (continued)
pdvWireless Inc.(a)(b)	85,824	$2,909,434
Windstream Holdings Inc.(a)(b)	358,633	1,757,302

		65,388,634
Electric Utilities — 2.0%
ALLETE Inc.	473,969	35,552,415
El Paso Electric Co.	372,536	21,309,059
IDACORP Inc.	463,407	45,983,877
MGE Energy Inc.	319,596	20,406,205
Otter Tail Corp.	362,377	17,357,858
PNM Resources Inc.	732,308	28,889,551
Portland General Electric Co.	822,973	37,535,798

		207,034,763
Electrical Equipment — 0.6%
AZZ Inc.	160,582	8,109,391
Babcock & Wilcox Enterprises Inc.(a)(b)	293,750	302,563
Encore Wire Corp.	184,544	9,245,654
EnerSys	132,660	11,558,666
Enphase Energy Inc.(a)(b)	792,971	3,845,909
FuelCell Energy Inc.(a)(b)	767,748	821,490
Powell Industries Inc.	82,016	2,973,900
Preformed Line Products Co.	28,459	2,000,099
Sunrun Inc.(b)	885,621	11,017,125
Thermon Group Holdings Inc.(a)(b)	213,261	5,497,869
Vicor Corp.(a)(b)	13,892	639,032
Vivint Solar Inc.(a)(b)	205,388	1,068,018

		57,079,716
Electronic Equipment, Instruments & Components — 3.2%
Anixter International Inc.(b)	269,688	18,959,066
Arlo Technologies Inc.(b)	58,565	849,778
AVX Corp.	429,032	7,744,028
Bel Fuse Inc., Class B, NVS	89,975	2,384,337
Belden Inc.(a)	369,553	26,389,780
Benchmark Electronics Inc.	426,541	9,981,059
Control4 Corp.(a)(b)	139,117	4,775,887
CTS Corp.	300,852	10,319,224
Daktronics Inc.	330,877	2,594,076
Electro Scientific Industries Inc.(b)	296,899	5,180,887
Fabrinet(b)	331,571	15,338,474
FARO Technologies Inc.(a)(b)	8,455	544,079
Fitbit Inc., Class A(a)(b)	1,493,177	7,988,497
Insight Enterprises Inc.(b)	202,318	10,943,381
KEMET Corp.(b)	516,119	9,574,007
Kimball Electronics Inc.(b)	239,244	4,701,145
Knowles Corp.(a)(b)	803,702	13,357,527
Maxwell Technologies Inc.(a)(b)	376,704	1,314,697
Methode Electronics Inc.	175,738	6,361,716
MTS Systems Corp.	161,514	8,842,891
OSI Systems Inc.(a)(b)	95,553	7,291,649
PAR Technology Corp.(a)(b)	20,720	460,398
Park Electrochemical Corp.	74,696	1,455,825
PC Connection Inc.	106,121	4,127,046
Plexus Corp.(a)(b)	293,985	17,201,062
Rogers Corp.(a)(b)	80,027	11,789,578
Sanmina Corp.(a)(b)	623,598	17,211,305
ScanSource Inc.(b)	231,689	9,244,391
SYNNEX Corp.	276,506	23,420,058
Tech Data Corp.(a)(b)	351,752	25,174,891
TTM Technologies Inc.(a)(b)	862,982	13,730,044
Vishay Intertechnology Inc.	1,219,059	24,807,851

60

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Vishay Precision Group Inc.(b)	23,864	$892,514

		324,951,148
Energy Equipment & Services — 3.2%
Archrock Inc.	1,169,786	14,271,389
Basic Energy Services Inc.(a)(b)	173,186	1,730,128
Bristow Group Inc.(b)	300,813	3,648,862
C&J Energy Services Inc.(b)	590,392	12,280,154
CARBO Ceramics Inc.(b)	192,676	1,396,901
Dawson Geophysical Co.(a)(b)	193,480	1,197,641
Diamond Offshore Drilling Inc.(a)(b)	596,195	11,923,900
Dril-Quip Inc.(a)(b)	342,764	17,909,419
Era Group Inc.(b)	185,006	2,284,824
Exterran Corp.(b)	301,119	7,988,687
Forum Energy Technologies Inc.(a)(b)	745,258	7,713,420
Frank’s International NV	673,372	5,844,869
FTS International Inc.(a)(b)	299,258	3,528,252
Gulfmark Offshore Inc.(b)	34,043	1,269,804
Helix Energy Solutions Group Inc.(b)	1,294,305	12,787,733
Independence Contract Drilling Inc.(a)(b)	205,344	1,014,399
Keane Group Inc.(a)(b)	28,210	348,958
KLX Energy Services Holdings Inc.(a)(b)	186,298	5,963,399
Matrix Service Co.(a)(b)	244,522	6,027,467
McDermott International Inc.(a)(b)	1,650,401	30,416,891
Natural Gas Services Group Inc.(a)(b)	115,900	2,445,490
NCS Multistage Holdings Inc.(a)(b)	89,632	1,479,824
Newpark Resources Inc.(a)(b)	819,609	8,482,953
Nine Energy Service Inc.(a)(b)	136,605	4,177,381
Noble Corp. PLC(a)(b)	2,254,808	15,851,300
Nuverra Environmental Solutions Inc.(a)(b)	11,651	129,559
Ocean Rig UDW Inc., Class A(b)	499,110	17,279,188
Oceaneering International Inc.	909,516	25,102,642
Oil States International Inc.(b)	548,417	18,207,444
PHI Inc., NVS(b)	110,504	1,032,107
Pioneer Energy Services Corp.(b)	649,089	1,914,813
Quintana Energy Services Inc.(b)	66,306	486,686
RigNet Inc.(a)(b)	117,579	2,392,733
Rowan Companies PLC, Class A(b)	1,172,534	22,078,815
SEACOR Holdings Inc.(b)	156,957	7,755,245
SEACOR Marine Holdings Inc.(a)(b)	152,878	3,459,629
Select Energy Services Inc., Class A(a)(b)	321,164	3,802,582
Smart Sand Inc.(a)(b)	209,578	861,366
Superior Energy Services Inc.(a)(b)	1,403,725	13,672,282
TETRA Technologies Inc.(b)	146,193	659,331
Tidewater Inc.(a)(b)	217,095	6,771,193
U.S. Silica Holdings Inc.	287,422	5,412,156
Unit Corp.(a)(b)	478,953	12,481,515

		325,483,331
Entertainment — 0.2%
AMC Entertainment Holdings Inc., Class A	475,786	9,753,613
Eros International PLC(a)(b)	170,079	2,049,452
Marcus Corp. (The)	178,592	7,509,794
Reading International Inc., Class A, NVS(a)(b)	156,045	2,465,511
Rosetta Stone Inc.(a)(b)	151,207	3,007,507

		24,785,877
Equity Real Estate Investment Trusts (REITs) — 11.0%
Acadia Realty Trust	737,386	20,668,930
Agree Realty Corp.(a)	277,462	14,738,781
Alexander & Baldwin Inc.(a)	628,230	14,254,539
American Assets Trust Inc.	354,091	13,204,053

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Armada Hoffler Properties Inc.	303,769	$4,589,950
Ashford Hospitality Trust Inc.	779,003	4,977,829
Bluerock Residential Growth REIT Inc.(a)	222,859	2,184,018
Braemar Hotels & Resorts Inc.	269,080	3,167,072
BRT Apartments Corp.(a)	84,268	1,014,587
CareTrust REIT Inc.	736,458	13,042,671
CatchMark Timber Trust Inc., Class A	440,870	5,039,144
CBL & Associates Properties Inc.(a)	1,557,760	6,215,462
Cedar Realty Trust Inc.	818,399	3,813,739
Chatham Lodging Trust(a)	413,675	8,641,671
Chesapeake Lodging Trust	545,706	17,500,791
City Office REIT Inc.(a)	271,115	3,421,471
Community Healthcare Trust Inc.(a)	160,267	4,965,072
CoreCivic Inc.(a)	1,092,674	26,584,758
CorEnergy Infrastructure Trust Inc.(a)	111,139	4,176,604
CorePoint Lodging Inc.(a)	380,584	7,402,359
Cousins Properties Inc.(a)	3,868,658	34,392,370
DiamondRock Hospitality Co.	1,907,209	22,257,129
Easterly Government Properties Inc.(a)	419,070	8,117,386
Farmland Partners Inc.(a)	294,545	1,973,451
First Industrial Realty Trust Inc.	900,697	28,281,886
Four Corners Property Trust Inc.	195,049	5,010,809
Franklin Street Properties Corp.	941,292	7,520,923
Front Yard Residential Corp.	452,137	4,905,686
GEO Group Inc. (The)	873,434	21,975,599
Getty Realty Corp.	301,291	8,604,871
Gladstone Commercial Corp.(a)	263,086	5,038,097
Gladstone Land Corp.(a)	119,755	1,477,777
Global Medical REIT Inc.	181,420	1,708,976
Global Net Lease Inc.	660,432	13,770,007
Government Properties Income Trust(a)	862,499	9,737,614
Gramercy Property Trust	1,471,681	40,382,927
Healthcare Realty Trust Inc.(a)	1,140,713	33,377,262
Hersha Hospitality Trust	327,542	7,425,377
Independence Realty Trust Inc.(a)	802,430	8,449,588
Industrial Logistics Properties Trust(a)	186,573	4,293,045
InfraREIT Inc.(b)	406,941	8,606,802
Innovative Industrial Properties Inc.(a)	59,846	2,886,971
Investors Real Estate Trust(a)	1,081,274	6,466,019
iStar Inc.(a)	598,646	6,686,876
Jernigan Capital Inc.(a)	165,345	3,189,505
Kite Realty Group Trust(a)	750,884	12,502,219
LaSalle Hotel Properties	1,019,331	35,258,659
Lexington Realty Trust	1,982,038	16,450,915
LTC Properties Inc.	361,907	15,963,718
Mack-Cali Realty Corp.	829,081	17,626,262
MedEquities Realty Trust Inc.	262,320	2,549,750
Monmouth Real Estate Investment Corp.(a)	598,601	10,008,609
National Health Investors Inc.	211,513	15,988,268
National Storage Affiliates Trust(a)	468,715	11,924,110
New Senior Investment Group Inc.	682,334	4,025,771
NexPoint Residential Trust Inc.(a)	143,809	4,774,459
NorthStar Realty Europe Corp.	410,967	5,819,293
One Liberty Properties Inc.	138,520	3,848,086
Pebblebrook Hotel Trust(a)	626,995	22,803,808
Pennsylvania REIT(a)	317,821	3,006,587
Physicians Realty Trust(a)	1,680,506	28,333,331
Piedmont Office Realty Trust Inc., Class A(a)	1,178,883	22,316,255
PotlatchDeltic Corp.(a)	566,499	23,198,134
Preferred Apartment Communities Inc., Class A(a)	367,458	6,459,912

61

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
PS Business Parks Inc.	57,145	$7,262,558
QTS Realty Trust Inc., Class A(a)	251,329	10,724,208
Ramco-Gershenson Properties Trust(a)	729,802	9,925,307
Retail Opportunity Investments Corp.(a)	1,024,685	19,130,869
Rexford Industrial Realty Inc.(a)	835,180	26,692,353
RLJ Lodging Trust(a)	1,599,718	35,241,788
Sabra Health Care REIT Inc.(a)	1,636,709	37,840,712
Safety Income & Growth Inc.(a)	72,487	1,357,681
Saul Centers Inc.	10,526	589,456
Select Income REIT	583,543	12,802,933
Seritage Growth Properties, Class A(a)	300,786	14,284,327
Spirit MTA REIT(a)	397,819	4,582,875
STAG Industrial Inc.	967,079	26,594,672
Summit Hotel Properties Inc.	951,307	12,871,184
Sunstone Hotel Investors Inc.(a)	2,096,388	34,296,908
Terreno Realty Corp.(a)	527,725	19,895,232
Tier REIT Inc.(a)	464,964	11,205,632
UMH Properties Inc.(a)	49,707	777,417
Universal Health Realty Income Trust	10,934	813,599
Urban Edge Properties	842,392	18,600,015
Urstadt Biddle Properties Inc., Class A	271,051	5,770,676
Washington Prime Group Inc.(a)	1,719,493	12,552,299
Washington REIT(a)	724,975	22,220,484
Whitestone REIT(a)	351,102	4,873,296
Xenia Hotels & Resorts Inc.(a)	1,036,606	24,567,562

		1,114,472,643
Food & Staples Retailing — 0.7%
Andersons Inc. (The)	247,709	9,326,244
BJ’s Wholesale Club Holdings Inc.(a)(b)	170,933	4,577,586
Ingles Markets Inc., Class A	129,717	4,442,807
Natural Grocers by Vitamin Cottage Inc.(a)(b)	82,723	1,397,191
Rite Aid Corp.(a)(b)	9,681,256	12,392,008
Smart & Final Stores Inc.(a)(b)	207,143	1,180,715
SpartanNash Co.	328,123	6,582,147
SUPERVALU Inc.(a)(b)	350,675	11,298,749
United Natural Foods Inc.(a)(b)	463,721	13,888,444
Village Super Market Inc., Class A	76,525	2,081,480
Weis Markets Inc.	87,806	3,810,780

		70,978,151
Food Products — 1.3%
Alico Inc.	30,123	1,018,157
B&G Foods Inc.(a)	539,143	14,799,475
Cal-Maine Foods Inc.(a)	170,842	8,251,669
Darling Ingredients Inc.(a)(b)	1,507,753	29,129,788
Dean Foods Co.	829,303	5,888,051
Farmer Bros. Co.(a)(b)	92,404	2,439,466
Fresh Del Monte Produce Inc.	277,608	9,408,135
Hostess Brands Inc.(a)(b)	905,353	10,022,258
Lancaster Colony Corp.	47,611	7,104,037
Landec Corp.(a)(b)	248,495	3,578,328
Limoneira Co.	94,777	2,474,627
Sanderson Farms Inc.	187,818	19,414,747
Seneca Foods Corp., Class A(b)	66,808	2,251,430
Simply Good Foods Co. (The)(a)(b)	553,275	10,761,199
Tootsie Roll Industries Inc.(a)	122,882	3,594,298

		130,135,665
Gas Utilities — 1.9%
Chesapeake Utilities Corp.	128,290	10,763,531
New Jersey Resources Corp.	743,067	34,255,389

Security	Shares	Value
Gas Utilities (continued)
Northwest Natural Holding Co.	260,568	$17,431,999
ONE Gas Inc.	478,297	39,354,277
RGC Resources Inc.(a)	68,965	1,842,055
South Jersey Industries Inc.	670,132	23,635,556
Southwest Gas Holdings Inc.	451,282	35,664,817
Spire Inc.	453,333	33,342,642

		196,290,266
Health Care Equipment & Supplies — 0.9%
AngioDynamics Inc.(a)(b)	332,052	7,218,810
Anika Therapeutics Inc.(a)(b)	129,998	5,483,316
Avanos Medical Inc.(b)	431,194	29,536,789
Cerus Corp.(b)	141,199	1,018,045
CONMED Corp.	146,148	11,577,844
CryoLife Inc.(b)	105,007	3,696,246
ElectroCore LLC(b)	7,108	99,512
FONAR Corp.(a)(b)	48,383	1,204,737
Integer Holdings Corp.(b)	76,119	6,314,071
Invacare Corp.(a)	304,813	4,435,029
Lantheus Holdings Inc.(b)	33,266	497,327
LivaNova PLC(b)	93,607	11,604,460
Meridian Bioscience Inc.	48,501	722,665
Neuronetics Inc.(b)	5,746	184,217
OraSure Technologies Inc.(b)	28,146	434,856
Orthofix Medical Inc.(a)(b)	39,341	2,274,303
Rockwell Medical Inc.(a)(b)	36,421	153,696
RTI Surgical Inc.(a)(b)	439,274	1,976,733
SeaSpine Holdings Corp.(a)(b)	109,069	1,697,114
Utah Medical Products Inc.	4,789	451,124

		90,580,894
Health Care Providers & Services — 1.1%
AAC Holdings Inc.(a)(b)	54,070	412,554
American Renal Associates Holdings Inc.(a)(b)	11,745	254,279
BioScrip Inc.(a)(b)	1,001,049	3,103,252
Brookdale Senior Living Inc.(a)(b)	1,708,882	16,798,310
Civitas Solutions Inc.(b)	44,957	663,116
Community Health Systems Inc.(a)(b)	792,731	2,742,849
Cross Country Healthcare Inc.(a)(b)	328,022	2,863,632
Diplomat Pharmacy Inc.(b)	104,770	2,033,586
LifePoint Health Inc.(b)	326,883	21,051,265
Magellan Health Inc.(a)(b)	226,416	16,313,273
National HealthCare Corp.	111,527	8,405,790
National Research Corp.	9,319	359,713
Owens & Minor Inc.	558,565	9,227,494
Patterson Companies Inc.	754,253	18,441,486
PetIQ Inc.(a)(b)	5,446	214,082
R1 RCM Inc.(a)(b)	90,097	915,385
Surgery Partners Inc.(a)(b)	153,550	2,533,575
Triple-S Management Corp., Class B(b)	205,177	3,875,794

		110,209,435
Health Care Technology — 0.4%
Allscripts Healthcare Solutions Inc.(b)	1,407,388	20,055,279
Castlight Health Inc., Class B(a)(b)	36,696	99,079
Computer Programs & Systems Inc.(a)	53,491	1,436,233
Evolent Health Inc., Class A(a)(b)	482,889	13,714,048
HMS Holdings Corp.(b)	96,791	3,175,713
NantHealth Inc.(a)(b)	135,703	213,054
NextGen Healthcare Inc.(a)(b)	179,919	3,612,773

		42,306,179

62

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Hotels, Restaurants & Leisure — 1.3%
BBX Capital Corp.	603,621	$4,478,868
Belmond Ltd., Class A(a)(b)	717,790	13,099,667
Biglari Holdings Inc., Class A(a)(b)	897	827,034
Biglari Holdings Inc., Class B, NVS(b)	9,399	1,704,509
Bojangles’ Inc.(a)(b)	159,599	2,505,704
Boyd Gaming Corp.	68,173	2,307,656
Brinker International Inc.	97,683	4,564,727
Carrols Restaurant Group Inc.(b)	47,824	698,230
Century Casinos Inc.(a)(b)	247,695	1,847,805
Chuy’s Holdings Inc.(a)(b)	31,791	834,514
Del Frisco’s Restaurant Group Inc.(b)	304,317	2,525,831
Del Taco Restaurants Inc.(a)(b)	287,488	3,395,233
Denny’s Corp.(a)(b)	142,583	2,098,822
Dine Brands Global Inc.	62,182	5,056,018
Drive Shack Inc.(b)	61,153	364,472
El Pollo Loco Holdings Inc.(a)(b)	199,983	2,509,787
Empire Resorts Inc.(a)(b)	17,704	164,647
Fiesta Restaurant Group Inc.(b)	45,016	1,204,178
Habit Restaurants Inc. (The), Class A(a)(b)	190,457	3,037,789
International Speedway Corp., Class A	222,384	9,740,419
J Alexander’s Holdings Inc.(b)	117,759	1,401,332
Jack in the Box Inc.	209,085	17,527,596
Marriott Vacations Worldwide Corp.	60,849	6,799,876
Monarch Casino & Resort Inc.(b)	21,471	975,857
Papa John’s International Inc.(a)	110,706	5,677,004
Penn National Gaming Inc.(a)(b)	422,649	13,913,605
RCI Hospitality Holdings Inc.	21,987	651,035
Red Lion Hotels Corp.(a)(b)	148,629	1,857,862
Red Robin Gourmet Burgers Inc.(a)(b)	118,924	4,774,799
Sonic Corp.	140,922	6,107,559
Speedway Motorsports Inc.	104,984	1,873,964
Town Sports International Holdings Inc.(b)	129,434	1,119,604
Wingstop Inc.(a)	20,032	1,367,585
Zoe’s Kitchen Inc.(b)	173,891	2,211,894

		129,225,482
Household Durables — 1.7%
AV Homes Inc.(b)	82,435	1,648,700
Bassett Furniture Industries Inc.	93,657	1,990,211
Beazer Homes USA Inc.(a)(b)	289,121	3,035,770
Century Communities Inc.(b)	223,005	5,853,881
Ethan Allen Interiors Inc.	219,992	4,564,834
Flexsteel Industries Inc.	68,076	2,024,580
Green Brick Partners Inc.(a)(b)	214,569	2,167,147
Helen of Troy Ltd.(a)(b)	225,321	29,494,519
Hooker Furniture Corp.	58,862	1,989,536
Hovnanian Enterprises Inc., Class A(a)(b)	888,656	1,421,850
KB Home	623,588	14,909,989
La-Z-Boy Inc.	246,068	7,775,749
Lifetime Brands Inc.	108,958	1,187,642
Lovesac Co. (The)(b)	17,155	428,532
M/I Homes Inc.(b)	206,750	4,947,527
MDC Holdings Inc.	417,493	12,349,443
Meritage Homes Corp.(a)(b)	333,669	13,313,393
New Home Co. Inc. (The)(a)(b)	122,058	983,787
Sonos Inc.(a)(b)	77,140	1,237,326
Taylor Morrison Home Corp., Class A(a)(b)	880,173	15,878,321
TRI Pointe Group Inc.(a)(b)	1,318,747	16,352,463
Tupperware Brands Corp.	461,845	15,448,715
Universal Electronics Inc.(a)(b)	123,916	4,876,095
Vuzix Corp.(a)(b)	26,110	171,021

Security	Shares	Value
Household Durables (continued)
William Lyon Homes, Class A(a)(b)	242,247	$3,849,305

		167,900,336
Household Products — 0.1%
Central Garden & Pet Co.(a)(b)	23,628	851,553
Central Garden & Pet Co., Class A, NVS(b)	89,374	2,961,855
Oil-Dri Corp. of America	46,831	1,805,803

		5,619,211
Independent Power and Renewable Electricity Producers — 0.6%
Atlantic Power Corp.(b)	1,032,515	2,271,533
Clearway Energy Inc., Class A	320,385	6,100,130
Clearway Energy Inc., Class C	640,047	12,320,905
Ormat Technologies Inc.(a)	364,332	19,714,005
Pattern Energy Group Inc., Class A	736,208	14,628,453
TerraForm Power Inc., Class A	545,888	6,305,006

		61,340,032
Insurance — 3.9%
Ambac Financial Group Inc.(a)(b)	318,382	6,501,360
American Equity Investment Life Holding Co.	823,994	29,136,428
AMERISAFE Inc.	171,963	10,653,108
AmTrust Financial Services Inc.	874,706	12,700,731
Argo Group International Holdings Ltd.	298,172	18,799,745
Citizens Inc./TX(a)(b)	458,022	3,847,385
CNO Financial Group Inc.	1,511,689	32,078,041
Crawford & Co., Class B	107,149	986,842
Donegal Group Inc., Class A	85,919	1,220,909
eHealth Inc.(a)(b)	173,422	4,900,906
EMC Insurance Group Inc.	84,700	2,093,784
Employers Holdings Inc.	296,492	13,431,088
Enstar Group Ltd.(b)	110,781	23,097,838
FBL Financial Group Inc., Class A	91,069	6,852,942
FedNat Holding Co.	50,734	1,292,702
Genworth Financial Inc., Class A(b)	4,637,855	19,339,855
Global Indemnity Ltd.	62,715	2,364,356
Goosehead Insurance Inc., Class A(b)	89,736	3,039,358
Greenlight Capital Re Ltd., Class A(a)(b)	263,404	3,266,210
Hallmark Financial Services Inc.(b)	119,514	1,314,654
HCI Group Inc.	67,300	2,944,375
Heritage Insurance Holdings Inc.	164,195	2,433,370
Horace Mann Educators Corp.	377,930	16,969,057
Independence Holding Co.	42,793	1,536,269
Investors Title Co.	10,599	1,779,572
James River Group Holdings Ltd.	125,619	5,353,882
Kemper Corp.	203,710	16,388,470
Kingstone Companies Inc.	64,016	1,216,304
Maiden Holdings Ltd.	609,694	1,737,628
MBIA Inc.(a)(b)	732,698	7,832,542
National General Holdings Corp.	230,645	6,190,512
National Western Life Group Inc., Class A	20,979	6,696,497
Navigators Group Inc. (The)	170,906	11,809,605
NI Holdings Inc.(a)(b)	89,020	1,501,767
ProAssurance Corp.	488,358	22,928,408
Protective Insurance Corp., Class B	89,251	2,048,310
RLI Corp.	57,661	4,531,001
Safety Insurance Group Inc.	134,907	12,087,667
Selective Insurance Group Inc.	533,917	33,903,729
State Auto Financial Corp.	154,162	4,708,107
Stewart Information Services Corp.	204,277	9,194,508
Third Point Reinsurance Ltd.(b)	723,183	9,401,379
Tiptree Inc.(a)	256,299	1,678,758

63

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Insurance (continued)
United Fire Group Inc.	174,525	$8,860,634
United Insurance Holdings Corp.	45,770	1,024,333

		391,674,926
Interactive Media & Services — 0.2%
Cars.com Inc.(a)(b)	647,018	17,864,167
Meet Group Inc. (The)(a)(b)	656,415	3,249,254

		21,113,421
Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com Inc., Class A(b)	181,602	2,142,904
Gaia Inc.(a)(b)	38,500	592,900
Lands’ End Inc.(a)(b)	97,838	1,717,057
Leaf Group Ltd.(b)	37,001	370,010
Liberty Expedia Holdings Inc., Class A(b)	467,536	21,992,893
Liquidity Services Inc.(a)(b)	244,262	1,551,064

		28,366,828
IT Services — 1.8%
CACI International Inc., Class A(b)	225,411	41,509,436
Cardtronics PLC, Class A(a)(b)	70,577	2,233,056
ConvergeOne Holdings Inc.(a)	46,649	434,302
Convergys Corp.	839,264	19,924,127
CSG Systems International Inc.	54,714	2,196,220
EVERTEC Inc.	91,361	2,201,800
Evo Payments Inc., Class A(a)(b)	32,880	785,832
Exela Technologies Inc.(a)(b)	96,303	686,640
Hackett Group Inc. (The)	20,332	409,690
I3 Verticals Inc., Class A(b)	15,614	358,810
Information Services Group Inc.(a)(b)	123,099	588,413
LiveRamp Holdings Inc.	353,525	17,467,670
ManTech International Corp./VA, Class A	243,394	15,406,840
MoneyGram International Inc.(a)(b)	257,550	1,377,893
Perficient Inc.(a)(b)	194,841	5,192,513
Perspecta Inc.	1,321,662	33,993,147
Presidio Inc.(a)	290,952	4,437,018
Sykes Enterprises Inc.(b)	363,689	11,088,878
Syntel Inc.(b)	28,117	1,152,235
Travelport Worldwide Ltd.	937,420	15,814,275
Unisys Corp.(a)(b)	143,476	2,926,910
Web.com Group Inc.(a)(b)	35,137	980,322

		181,166,027
Leisure Products — 0.4%
Acushnet Holdings Corp.(a)	318,371	8,732,917
American Outdoor Brands Corp.(b)	494,159	7,674,289
Callaway Golf Co.(a)	285,250	6,928,723
Clarus Corp.	194,299	2,147,004
Escalade Inc.	100,111	1,286,426
Johnson Outdoors Inc., Class A(a)	17,376	1,615,794
Nautilus Inc.(a)(b)	26,305	366,955
Vista Outdoor Inc.(a)(b)	522,199	9,342,140

		38,094,248
Life Sciences Tools & Services — 0.5%
Cambrex Corp.(a)(b)	170,370	11,653,308
Harvard Bioscience Inc.(a)(b)	301,796	1,584,429
Luminex Corp.	222,336	6,739,004
NanoString Technologies Inc.(a)(b)	21,304	379,850
Syneos Health Inc.(a)(b)	524,189	27,021,943

		47,378,534
Machinery — 3.1%
Actuant Corp., Class A	283,077	7,897,848

Security	Shares	Value
Machinery (continued)
Alamo Group Inc.	12,203	$1,117,917
Altra Industrial Motion Corp.(a)	154,639	6,386,591
American Railcar Industries Inc.	67,347	3,104,697
Astec Industries Inc.	109,202	5,504,873
Barnes Group Inc.	382,961	27,201,720
Blue Bird Corp.(a)(b)	66,548	1,630,426
Briggs & Stratton Corp.	380,458	7,316,207
Chart Industries Inc.(a)(b)	160,388	12,563,192
CIRCOR International Inc.	149,278	7,090,705
Columbus McKinnon Corp./NY(a)	79,138	3,129,117
Eastern Co. (The)	49,988	1,419,659
EnPro Industries Inc.	171,787	12,528,426
ESCO Technologies Inc.	232,623	15,829,995
Federal Signal Corp.	32,473	869,627
Franklin Electric Co. Inc.	22,186	1,048,289
FreightCar America Inc.	109,459	1,759,006
Gencor Industries Inc.(b)	69,919	842,524
Global Brass & Copper Holdings Inc.	16,002	590,474
Gorman-Rupp Co. (The)	127,166	4,641,559
Graham Corp.	82,580	2,326,279
Greenbrier Companies Inc. (The)	291,135	17,497,213
Hurco Companies Inc.	57,757	2,604,841
Hyster-Yale Materials Handling Inc.	95,050	5,848,426
Kennametal Inc.	289,270	12,600,601
LB Foster Co., Class A(b)	91,530	1,880,942
Lydall Inc.(b)	132,833	5,725,102
Manitex International Inc.(b)	31,436	331,021
Manitowoc Co. Inc. (The)(a)(b)	320,900	7,698,391
Milacron Holdings Corp.(a)(b)	569,609	11,534,582
Miller Industries Inc./TN	95,623	2,572,259
Mueller Water Products Inc., Class A	573,434	6,600,225
Navistar International Corp.(b)	427,703	16,466,565
NN Inc.	254,515	3,970,434
Park-Ohio Holdings Corp.	80,688	3,094,385
REV Group Inc.(a)	229,992	3,610,874
Rexnord Corp.(b)	852,037	26,242,740
SPX Corp.(b)	72,870	2,427,300
SPX FLOW Inc.(b)	387,750	20,163,000
Standex International Corp.	24,944	2,600,412
Titan International Inc.	460,532	3,417,147
TriMas Corp.(b)	421,605	12,816,792
Twin Disc Inc.(b)	71,208	1,640,632
Wabash National Corp.(a)	382,339	6,970,040
Watts Water Technologies Inc., Class A	110,660	9,184,780

		312,297,835
Marine — 0.2%
Costamare Inc.	447,164	2,902,094
Eagle Bulk Shipping Inc.(a)(b)	425,065	2,388,865
Genco Shipping & Trading Ltd.(a)(b)	89,783	1,256,962
Matson Inc.	212,271	8,414,423
Safe Bulkers Inc.(a)(b)	475,289	1,368,832
Scorpio Bulkers Inc.	523,108	3,792,533

		20,123,709
Media — 1.8%
Beasley Broadcast Group Inc., Class A	62,696	432,602
Boston Omaha Corp., Class A(a)(b)	46,294	1,384,191
Clear Channel Outdoor Holdings Inc., Class A	347,134	2,065,447
Daily Journal Corp.(a)(b)	10,258	2,472,178
Emerald Expositions Events Inc.	227,351	3,746,744

64

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Media (continued)
Entercom Communications Corp., Class A	1,164,767	$9,201,659
Entravision Communications Corp., Class A	481,152	2,357,645
EW Scripps Co. (The), Class A, NVS	413,581	6,824,086
Fluent Inc.(a)(b)	310,432	667,429
Gannett Co. Inc.	1,038,459	10,394,975
Gray Television Inc.(a)(b)	734,898	12,860,715
Hemisphere Media Group Inc.(a)(b)	83,183	1,160,403
Liberty Latin America Ltd., Class A(a)(b)	394,991	8,231,612
Liberty Latin America Ltd., Class C, NVS(a)(b)	1,041,412	21,484,330
Meredith Corp.	362,780	18,519,919
MSG Networks Inc., Class A(a)(b)	544,332	14,043,766
National CineMedia Inc.	709,593	7,514,590
New Media Investment Group Inc.	541,409	8,494,707
New York Times Co. (The), Class A(a)	225,989	5,231,645
Saga Communications Inc., Class A	35,855	1,296,158
Scholastic Corp., NVS	256,346	11,968,795
Sinclair Broadcast Group Inc., Class A	354,119	10,039,274
TEGNA Inc.	1,985,975	23,752,261
WideOpenWest Inc.(a)(b)	271,018	3,038,112

		187,183,243
Metals & Mining — 2.1%
AK Steel Holding Corp.(a)(b)	2,886,730	14,144,977
Allegheny Technologies Inc.(a)(b)	1,149,916	33,980,018
Carpenter Technology Corp.	429,096	25,295,209
Century Aluminum Co.(a)(b)	428,234	5,125,961
Cleveland-Cliffs Inc.(a)(b)	2,298,109	29,094,060
Coeur Mining Inc.(a)(b)	1,439,921	7,674,779
Commercial Metals Co.	1,066,227	21,878,978
Compass Minerals International Inc.	26,473	1,778,986
Ferroglobe PLC(b)	532,035	5
Gold Resource Corp.(a)	64,615	332,121
Haynes International Inc.	110,793	3,933,151
Hecla Mining Co.(a)	3,808,411	10,625,467
Kaiser Aluminum Corp.	73,311	7,995,298
Materion Corp.	186,591	11,288,755
Olympic Steel Inc.	85,943	1,793,630
Ramaco Resources Inc.(a)(b)	4,266	31,824
Schnitzer Steel Industries Inc., Class A	241,232	6,525,326
SunCoke Energy Inc.(b)	598,526	6,954,872
Synalloy Corp.(a)	77,424	1,769,138
Tahoe Resources Inc.(a)(b)	1,518,692	4,237,151
TimkenSteel Corp.(b)	360,870	5,366,137
Universal Stainless & Alloy Products Inc.(a)(b)	77,168	1,968,556
Warrior Met Coal Inc.	397,228	10,741,045
Worthington Industries Inc.	31,283	1,356,431

		213,891,875
Mortgage Real Estate Investment — 2.1%
AG Mortgage Investment Trust Inc.	258,460	4,698,803
Annaly Capital Management Inc.	380,563	3,893,159
Anworth Mortgage Asset Corp.(a)	869,253	4,024,641
Apollo Commercial Real Estate Finance Inc.(a)	1,134,540	21,408,770
Arbor Realty Trust Inc.(a)	351,647	4,036,908
Ares Commercial Real Estate Corp.	248,058	3,465,370
ARMOUR Residential REIT Inc.(a)	382,747	8,592,670
Blackstone Mortgage Trust Inc., Class A(a)	1,028,605	34,468,554
Capstead Mortgage Corp.(a)	856,810	6,777,367
Cherry Hill Mortgage Investment Corp.	145,656	2,636,374
Colony Credit Real Estate Inc.(a)	772,502	16,987,319
Dynex Capital Inc.(a)	502,796	3,207,838

Security	Shares	Value
Mortgage Real Estate Investment (continued)
Exantas Capital Corp.	281,690	$3,092,956
Granite Point Mortgage Trust Inc.(a)	320,933	6,187,588
Great Ajax Corp.	147,310	2,004,889
Hannon Armstrong Sustainable Infrastructure Capital Inc.(a)	476,057	10,220,944
Invesco Mortgage Capital Inc.(a)	1,033,636	16,352,122
KKR Real Estate Finance Trust Inc.	160,480	3,236,882
Ladder Capital Corp.	803,475	13,610,866
New York Mortgage Trust Inc.(a)	1,278,460	7,773,037
Orchid Island Capital Inc.(a)	494,104	3,582,254
PennyMac Mortgage Investment Trust(c)	555,756	11,248,501
Ready Capital Corp.	164,049	2,731,416
Redwood Trust Inc.(a)	755,988	12,277,245
TPG RE Finance Trust Inc.	323,319	6,472,846
Two Harbors Investment Corp.	1	15
Western Asset Mortgage Capital Corp.(a)	372,118	3,728,622

		216,717,956
Multi-Utilities — 0.9%
Avista Corp.	601,017	30,387,419
Black Hills Corp.	492,868	28,630,702
NorthWestern Corp.	464,974	27,275,375
Unitil Corp.	133,913	6,816,172

		93,109,668
Multiline Retail — 0.2%
Big Lots Inc.	282,994	11,826,319
Dillard’s Inc., Class A(a)	107,067	8,173,495
JC Penney Co. Inc.(a)(b)	2,890,311	4,797,916
Sears Holdings Corp.(a)(b)	273,475	264,669

		25,062,399
Oil, Gas & Consumable Fuels — 4.3%
Abraxas Petroleum Corp.(a)(b)	110,728	257,996
Adams Resources & Energy Inc.	19,827	841,854
Alta Mesa Resources Inc.(a)(b)	932,593	3,898,239
Amyris Inc.(a)(b)	246,578	1,957,829
Approach Resources Inc.(a)(b)	412,873	920,707
Arch Coal Inc., Class A	166,529	14,887,693
Ardmore Shipping Corp.(b)	300,171	1,951,112
Berry Petroleum Corp.	70,837	1,248,148
Bonanza Creek Energy Inc.(b)	169,524	5,048,425
California Resources Corp.(a)(b)	413,459	20,065,165
Callon Petroleum Co.(a)(b)	2,092,288	25,086,533
Clean Energy Fuels Corp.(a)(b)	1,241,417	3,227,684
Cloud Peak Energy Inc.(a)(b)	688,378	1,583,269
CONSOL Energy Inc.(b)	149,332	6,094,239
CVR Energy Inc.	7,974	320,714
Delek U.S. Holdings Inc.	59,178	2,510,923
Denbury Resources Inc.(b)	2,257,949	13,999,284
DHT Holdings Inc.	842,435	3,959,445
Dorian LPG Ltd.(a)(b)	247,023	1,968,773
Earthstone Energy Inc., Class A(a)(b)	177,285	1,662,933
Eclipse Resources Corp.(a)(b)	436,702	519,675
Energy Fuels Inc./Canada(a)(b)	757,065	2,483,173
Energy XXI Gulf Coast Inc.(a)(b)	261,542	2,186,491
EP Energy Corp., Class A(a)(b)	370,700	867,438
Frontline Ltd./Bermuda(a)(b)	705,078	4,096,503
GasLog Ltd.	370,234	7,312,122
Golar LNG Ltd.	866,090	24,077,302
Goodrich Petroleum Corp.(a)(b)	29,401	412,790
Green Plains Inc.	362,427	6,233,744

65

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Gulfport Energy Corp.(a)(b)	1,597,684	$16,631,890
Halcon Resources Corp.(a)(b)	1,213,107	5,422,588
Hallador Energy Co.	156,604	974,077
HighPoint Resources Corp.(b)	1,002,399	4,891,707
International Seaways Inc.(a)(b)	194,937	3,902,639
Isramco Inc.(b)	5,735	699,957
Laredo Petroleum Inc.(a)(b)	997,275	8,147,737
Matador Resources Co.(a)(b)	77,548	2,562,961
Midstates Petroleum Co. Inc.(a)(b)	140,070	1,248,024
NACCO Industries Inc., Class A	36,576	1,197,864
Nordic American Tankers Ltd.(a)	1,299,764	2,716,507
Northern Oil and Gas Inc.(a)(b)	1,345,054	5,380,216
Oasis Petroleum Inc.(a)(b)	2,469,937	35,023,707
Overseas Shipholding Group Inc., Series A(b)	537,958	1,694,568
Panhandle Oil and Gas Inc., Class A	69,231	1,277,312
Par Pacific Holdings Inc.(b)	268,978	5,487,151
PDC Energy Inc.(b)	606,615	29,699,870
Peabody Energy Corp.	718,138	25,594,438
PetroCorp Inc. Escrow(b)(d)	19,086	—
Renewable Energy Group Inc.(a)(b)	311,687	8,976,586
Resolute Energy Corp.(a)(b)	187,908	7,104,801
REX American Resources Corp.(a)(b)	52,346	3,954,740
Ring Energy Inc.(a)(b)	26,052	258,175
SandRidge Energy Inc.(a)(b)	275,201	2,991,435
Scorpio Tankers Inc.	2,662,805	5,352,238
SemGroup Corp., Class A	723,623	15,955,887
Ship Finance International Ltd.(a)	764,159	10,621,810
SilverBow Resources Inc.(b)	66,119	1,763,394
Southwestern Energy Co.(a)(b)	5,406,407	27,626,740
Talos Energy Inc.(b)	186,629	6,125,164
Teekay Corp.(a)	616,678	4,156,410
Teekay Tankers Ltd., Class A	1,694,376	1,673,705
Ultra Petroleum Corp.(a)(b)	1,431,106	1,602,839
W&T Offshore Inc.(b)	857,064	8,262,097
WildHorse Resource Development Corp.(a)(b)	18,777	443,888
World Fuel Services Corp.	616,348	17,060,513

		436,163,838
Paper & Forest Products — 0.6%
Boise Cascade Co.	22,529	829,067
Clearwater Paper Corp.(b)	148,007	4,395,808
Louisiana-Pacific Corp.	1,123,967	29,773,886
Neenah Inc.	26,143	2,256,141
PH Glatfelter Co.	400,065	7,645,242
Schweitzer-Mauduit International Inc.	230,324	8,823,712
Verso Corp., Class A(b)	293,604	9,885,647

		63,609,503
Personal Products — 0.2%
Edgewell Personal Care Co.(b)	492,869	22,785,334
Inter Parfums Inc.(a)	12,112	780,618
Natural Health Trends Corp.(a)	4,340	101,035
Nature’s Sunshine Products Inc.(b)	82,062	718,043
Revlon Inc., Class A(a)(b)	10,353	230,872

		24,615,902
Pharmaceuticals — 1.1%
Aclaris Therapeutics Inc.(a)(b)	35,269	512,106
Akorn Inc.(a)(b)	741,367	9,622,944
Amphastar Pharmaceuticals Inc.(a)(b)	194,859	3,749,087
Aquestive Therapeutics Inc.(b)	11,956	209,350
Aratana Therapeutics Inc.(a)(b)	216,532	1,264,547

Security	Shares	Value
Pharmaceuticals (continued)
Assertio Therapeutics Inc.(b)	61,547	$361,896
Corium International Inc.(a)(b)	24,264	230,751
Cymabay Therapeutics Inc.(a)(b)	128,777	1,426,849
Endo International PLC(b)	1,923,205	32,367,540
Endocyte Inc.(a)(b)	53,581	951,598
Intra-Cellular Therapies Inc.(b)	206,905	4,489,838
Lannett Co. Inc.(a)(b)	268,496	1,275,356
Liquidia Technologies Inc.(b)	11,167	306,311
Mallinckrodt PLC(a)(b)	753,584	22,087,547
Medicines Co. (The)(a)(b)	42,719	1,277,725
Melinta Therapeutics Inc.(a)(b)	319,392	1,261,598
Menlo Therapeutics Inc.(b)	88,502	871,745
Neos Therapeutics Inc.(b)	15,283	74,122
Phibro Animal Health Corp., Class A	9,216	395,366
Prestige Consumer Healthcare Inc.(a)(b)	474,022	17,960,694
resTORbio Inc.(a)(b)	65,369	989,687
scPharmaceuticals Inc.(a)(b)	68,563	402,465
Tetraphase Pharmaceuticals Inc.(a)(b)	453,243	1,250,951
Tricida Inc.(a)(b)	17,814	544,218
Verrica Pharmaceuticals Inc.(b)	8,856	143,910
Xeris Pharmaceuticals Inc.(a)(b)	10,100	177,558
Zogenix Inc.(a)(b)	97,545	4,838,232

		109,043,991
Professional Services — 0.9%
Acacia Research Corp.(a)(b)	356,709	1,141,469
CBIZ Inc.(b)	474,591	11,247,807
CRA International Inc.	52,749	2,649,055
FTI Consulting Inc.(a)(b)	348,918	25,537,308
GP Strategies Corp.(a)(b)	115,411	1,944,675
Huron Consulting Group Inc.(b)	200,994	9,929,104
ICF International Inc.	147,531	11,131,214
InnerWorkings Inc.(a)(b)	361,902	2,866,264
Kelly Services Inc., Class A, NVS	288,167	6,924,653
Mistras Group Inc.(a)(b)	36,582	792,732
Navigant Consulting Inc.	411,022	9,478,167
Resources Connection Inc.	186,342	3,093,277
TrueBlue Inc.(b)	350,062	9,119,115

		95,854,840
Real Estate Management & Development — 0.5%
Altisource Portfolio Solutions SA(a)(b)	87,708	2,826,829
American Realty Investors Inc.(b)	17,522	296,472
Consolidated-Tomoka Land Co.(a)	25,131	1,565,159
Cushman & Wakefield PLC(b)	106,102	1,802,673
Essential Properties Realty Trust Inc.(a)	285,844	4,056,126
Forestar Group Inc.(a)(b)	101,665	2,155,298
FRP Holdings Inc.(b)	54,758	3,400,472
Griffin Industrial Realty Inc.	8,183	319,137
Kennedy-Wilson Holdings Inc.	564,782	12,142,813
RE/MAX Holdings Inc., Class A	166,114	7,367,156
St. Joe Co. (The)(a)(b)	317,074	5,326,843
Stratus Properties Inc.(a)(b)	53,822	1,646,953
Tejon Ranch Co.(a)(b)	193,490	4,200,668
Transcontinental Realty Investors Inc.(b)	16,235	517,734

		47,624,333
Road & Rail — 0.4%
ArcBest Corp.(a)	206,477	10,024,458
Covenant Transportation Group Inc., Class A(a)(b)	114,129	3,316,589
Daseke Inc.(a)(b)	376,054	3,015,953
Hertz Global Holdings Inc.(a)(b)	504,342	8,235,905

66

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Road & Rail (continued)
Marten Transport Ltd.	196,158	$4,129,126
PAM Transportation Services Inc.(b)	6,040	393,144
U.S. Xpress Enterprises Inc., Class A(b)	82,487	1,138,320
USA Truck Inc.(a)(b)	6,564	132,790
Werner Enterprises Inc.	244,109	8,629,253
YRC Worldwide Inc.(a)(b)	241,062	2,164,737

		41,180,275
Semiconductors & Semiconductor Equipment — 1.7%
Alpha & Omega Semiconductor Ltd.(b)	174,833	2,033,308
Ambarella Inc.(a)(b)	173,923	6,727,342
Amkor Technology Inc.(a)(b)	941,347	6,956,554
Axcelis Technologies Inc.(b)	298,639	5,868,256
AXT Inc.(a)(b)	348,699	2,493,198
CEVA Inc.(b)	12,688	364,780
Cirrus Logic Inc.(a)(b)	534,994	20,650,769
Cohu Inc.	218,243	5,477,899
Cree Inc.(a)(b)	926,160	35,073,679
Diodes Inc.(a)(b)	278,655	9,276,425
FormFactor Inc.(a)(b)	624,069	8,580,949
Kopin Corp.(a)(b)	62,389	150,981
MACOM Technology Solutions Holdings Inc.(a)(b)	416,805	8,586,183
NeoPhotonics Corp.(b)	316,840	2,629,772
NVE Corp.	2,950	312,346
PDF Solutions Inc.(a)(b)	222,700	2,010,981
Photronics Inc.(a)(b)	616,499	6,072,515
Rambus Inc.(b)	966,326	10,542,617
Semtech Corp.(b)	49,024	2,725,734
SunPower Corp.(a)(b)	371,598	2,712,665
Synaptics Inc.(a)(b)	292,031	13,322,454
Ultra Clean Holdings Inc.(a)(b)	354,329	4,446,829
Veeco Instruments Inc.(a)(b)	436,350	4,472,588
Xcerra Corp.(b)	68,481	977,224
Xperi Corp.	353,959	5,256,291

		167,722,339
Software — 0.9%
ACI Worldwide Inc.(a)(b)	58,045	1,633,386
Agilysys Inc.(b)	75,440	1,229,672
American Software Inc./GA, Class A	108,742	1,319,040
Avalara Inc.(a)(b)	13,683	477,947
Avaya Holdings Corp.(a)(b)	963,133	21,323,765
ChannelAdvisor Corp.(b)	19,186	238,866
Digimarc Corp.(a)(b)	4,387	137,971
Domo Inc., Class B(a)(b)	12,507	268,275
eGain Corp.(a)(b)	23,509	190,423
Fusion Connect Inc.(a)(b)	175,480	450,984
MicroStrategy Inc., Class A(b)	87,332	12,280,626
Monotype Imaging Holdings Inc.	201,558	4,071,471
SecureWorks Corp., Class A(a)(b)	73,154	1,071,706
Telaria Inc.(a)(b)	266,357	1,009,493
Telenav Inc.(a)(b)	146,075	737,679
Tenable Holdings Inc.(a)(b)	19,800	769,824
TiVo Corp.	1,102,965	13,731,914
Verint Systems Inc.(a)(b)	585,678	29,342,468

		90,285,510
Specialty Retail — 3.4%
Aaron’s Inc.	634,798	34,571,099
Abercrombie & Fitch Co., Class A	625,826	13,217,445
American Eagle Outfitters Inc.	145,415	3,610,654
America’s Car-Mart Inc./TX(a)(b)	36,535	2,857,037

Security	Shares	Value
Specialty Retail (continued)
Ascena Retail Group Inc.(a)(b)	1,616,278	$7,386,390
Barnes & Noble Education Inc.(b)	339,462	1,955,301
Barnes & Noble Inc.	530,711	3,078,124
Bed Bath & Beyond Inc.	1,231,027	18,465,405
Big 5 Sporting Goods Corp.	175,069	892,852
Buckle Inc. (The)	211,424	4,873,323
Caleres Inc.	387,184	13,884,418
Cato Corp. (The), Class A	206,354	4,337,561
Chico’s FAS Inc.	1,170,504	10,148,270
Citi Trends Inc.	117,759	3,387,926
Conn’s Inc.(a)(b)	92,590	3,273,057
Container Store Group Inc. (The)(a)(b)	144,714	1,606,325
DSW Inc., Class A	628,697	21,300,254
Express Inc.(a)(b)	669,510	7,404,781
Francesca’s Holdings Corp.(a)(b)	319,273	1,184,503
GameStop Corp., Class A	915,060	13,972,966
Genesco Inc.(a)(b)	176,092	8,293,933
GNC Holdings Inc., Class A(b)	745,573	3,086,672
Group 1 Automotive Inc.	176,317	11,442,973
Guess? Inc.	526,996	11,910,110
Haverty Furniture Companies Inc.	174,748	3,861,931
Hibbett Sports Inc.(a)(b)	175,427	3,298,028
J. Jill Inc.(a)(b)	154,465	954,594
Kirkland’s Inc.(a)(b)	100,436	1,013,399
Lithia Motors Inc., Class A	81,252	6,635,038
Lumber Liquidators Holdings Inc.(a)(b)	49,111	760,729
MarineMax Inc.(a)(b)	101,526	2,157,428
Murphy USA Inc.(a)(b)	226,370	19,345,580
New York & Co. Inc.(a)(b)	108,253	417,857
Office Depot Inc.	5,109,039	16,400,015
Party City Holdco Inc.(a)(b)	490,613	6,647,806
Pier 1 Imports Inc.	725,505	1,088,258
Rent-A-Center Inc./TX(a)(b)	409,176	5,883,951
Sally Beauty Holdings Inc.(a)(b)	814,990	14,987,666
Shoe Carnival Inc.	98,299	3,784,512
Signet Jewelers Ltd.	540,859	35,658,834
Sonic Automotive Inc., Class A	221,265	4,281,478
Tile Shop Holdings Inc.	179,670	1,284,641
Tilly’s Inc., Class A	112,055	2,123,442
Zumiez Inc.(a)(b)	119,314	3,143,924

		339,870,490
Technology Hardware, Storage & Peripherals — 0.5%
3D Systems Corp.(a)(b)	948,729	17,930,978
Avid Technology Inc.(a)(b)	77,305	458,419
Cray Inc.(a)(b)	303,020	6,514,930
Diebold Nixdorf Inc.(a)	702,739	3,162,326
Electronics For Imaging Inc.(a)(b)	406,781	13,863,096
Stratasys Ltd.(a)(b)	459,035	10,608,299

		52,538,048
Textiles, Apparel & Luxury Goods — 0.4%
Culp Inc.	103,637	2,508,015
Fossil Group Inc.(a)(b)	324,012	7,542,999
G-III Apparel Group Ltd.(b)	286,763	13,819,109
Movado Group Inc.	136,178	5,705,858
Perry Ellis International Inc.(b)	119,534	3,266,864
Rocky Brands Inc.(a)	62,639	1,772,684
Unifi Inc.(a)(b)	144,244	4,086,433
Vera Bradley Inc.(a)(b)	210,194	3,207,561

		41,909,523

67

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Thrifts & Mortgage Finance — 3.5%
BankFinancial Corp.	128,022	$2,040,671
Beneficial Bancorp. Inc.	618,166	10,447,005
Bridgewater Bancshares Inc.(b)	47,810	622,486
BSB Bancorp. Inc./MA(a)(b)	57,659	1,879,683
Capitol Federal Financial Inc.	1,171,491	14,924,795
Columbia Financial Inc.(a)(b)	462,075	7,716,653
Dime Community Bancshares Inc.	293,466	5,238,368
Entegra Financial Corp.(a)(b)	55,959	1,485,712
ESSA Bancorp. Inc.	89,357	1,452,945
Essent Group Ltd.(b)	433,793	19,195,340
Federal Agricultural Mortgage Corp., Class C, NVS	57,052	4,118,013
First Defiance Financial Corp.	182,832	5,505,072
Flagstar Bancorp. Inc.(b)	270,045	8,498,316
FS Bancorp. Inc.(a)	12,395	690,649
Greene County Bancorp. Inc.	8,210	263,541
Hingham Institution for Savings	6,478	1,423,929
Home Bancorp. Inc.	71,894	3,125,951
HomeStreet Inc.(b)	228,124	6,045,286
Impac Mortgage Holdings Inc.(a)(b)	93,357	699,244
Kearny Financial Corp./MD	592,280	8,203,078
Luther Burbank Corp.(a)	187,428	2,039,217
Malvern Bancorp. Inc.(a)(b)	48,678	1,165,838
Merchants Bancorp/IN(a)	105,020	2,669,608
Meridian Bancorp. Inc.	368,951	6,272,167
MGIC Investment Corp.(b)	3,320,109	44,190,651
NMI Holdings Inc., Class A(a)(b)	98,534	2,231,795
Northfield Bancorp. Inc.	400,177	6,370,818
Northwest Bancshares Inc.	870,070	15,069,612
OceanFirst Financial Corp.	432,706	11,778,257
Oconee Federal Financial Corp.	8,841	238,088
Ocwen Financial Corp.(a)(b)	1,084,664	4,273,576
OP Bancorp(a)(b)	112,967	1,310,417
Oritani Financial Corp.	359,944	5,597,129
PCSB Financial Corp.(a)	134,685	2,739,493
PennyMac Financial Services Inc., Class A(c)	93,191	1,947,692
PHH Corp.(b)	292,203	3,211,311
Ponce de Leon Federal Bank(a)(b)	82,721	1,249,914
Provident Bancorp. Inc.(b)	37,554	1,087,188
Provident Financial Services Inc.	563,536	13,834,809
Prudential Bancorp. Inc.	81,406	1,409,138
Radian Group Inc.	1,982,634	40,981,045
Riverview Bancorp. Inc.	194,397	1,718,470
SI Financial Group Inc.	105,786	1,481,004
Southern Missouri Bancorp. Inc.	61,217	2,281,558
Sterling Bancorp Inc./MI	71,644	810,294
Territorial Bancorp. Inc.	72,423	2,140,100
Timberland Bancorp. Inc./WA	60,759	1,898,111
TrustCo Bank Corp. NY	844,984	7,182,364
United Community Financial Corp./OH	446,018	4,312,994
United Financial Bancorp. Inc.	467,102	7,861,327
Walker & Dunlop Inc.	221,969	11,737,721
Washington Federal Inc.	768,075	24,578,400
Waterstone Financial Inc.	214,462	3,678,023
Western New England Bancorp Inc.	249,971	2,699,687
WMIH Corp.(b)	3,491,009	4,852,503
WSFS Financial Corp.	204,794	9,656,037

		360,133,093
Tobacco — 0.2%
Pyxus International Inc.(a)(b)	76,931	1,769,413
Universal Corp./VA	226,526	14,724,190

Security	Shares	Value
Tobacco (continued)
Vector Group Ltd.	524,755	$7,231,124

		23,724,727
Trading Companies & Distributors — 1.3%
Aircastle Ltd.	507,222	11,113,234
Beacon Roofing Supply Inc.(a)(b)	161,259	5,835,963
BMC Stock Holdings Inc.(a)(b)	588,407	10,973,791
CAI International Inc.(b)	87,407	1,998,998
DXP Enterprises Inc./TX(b)	33,719	1,351,120
Foundation Building Materials Inc.(a)(b)	96,772	1,206,747
GATX Corp.	344,621	29,840,732
General Finance Corp.(a)(b)	52,272	833,738
GMS Inc.(b)	14,947	346,770
H&E Equipment Services Inc.	64,376	2,432,125
Lawson Products Inc./DE(a)(b)	48,450	1,642,455
MRC Global Inc.(a)(b)	349,304	6,556,436
Nexeo Solutions Inc.(a)(b)	303,184	3,714,004
NOW Inc.(a)(b)	984,279	16,289,818
Rush Enterprises Inc., Class A	148,548	5,839,422
Rush Enterprises Inc., Class B	23,053	919,584
Systemax Inc.	27,874	918,170
Textainer Group Holdings Ltd.(a)(b)	249,936	3,199,181
Titan Machinery Inc.(a)(b)	172,812	2,675,994
Triton International Ltd.	481,014	16,003,336
Veritiv Corp.(a)(b)	105,460	3,838,744
Willis Lease Finance Corp.(a)(b)	26,391	910,753

		128,441,115
Water Utilities — 0.4%
American States Water Co.	106,554	6,514,711
AquaVenture Holdings Ltd.(a)(b)	102,215	1,847,025
Artesian Resources Corp., Class A, NVS	73,602	2,707,082
Cadiz Inc.(a)(b)	207,943	2,318,564
California Water Service Group	402,679	17,274,929
Connecticut Water Service Inc.	110,551	7,668,923
Consolidated Water Co. Ltd.	137,556	1,905,151
Middlesex Water Co.	20,348	985,250
Pure Cycle Corp.(a)(b)	76,331	881,623
SJW Group	55,632	3,401,897
York Water Co. (The)	13,050	396,720

		45,901,875
Wireless Telecommunication Services — 0.1%
NII Holdings Inc.(a)(b)	817,305	4,789,407
Spok Holdings Inc.	171,400	2,639,560

		7,428,967

Total Common Stocks — 99.7%
(Cost: $9,570,570,105)		10,107,086,697

Short-Term Investments

Money Market Funds — 9.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(e)(f)	945,057,154	945,340,672

68

Schedule of Investments (unaudited) (continued)	iShares® Russell 2000 Value ETF
September 30, 2018	(Percentages shown are based on Net Assets)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(e)	43,372,398	$43,372,398

		988,713,070

Total Short-Term Investments — 9.8%
(Cost: $988,476,478)		988,713,070

Total Investments in Securities — 109.5%
(Cost: $10,559,046,583)		11,095,799,767
Other Assets, Less Liabilities — (9.5)%		(960,260,361)

Net Assets — 100.0%		$10,135,539,406

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

69

Schedule of Investments (unaudited)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.5%
Air Industries Group(a)	54,217	$75,362
Arotech Corp.(a)(b)	67,423	229,238
CPI Aerostructures Inc.(a)	22,880	191,048
Ducommun Inc.(a)	27,689	1,130,819
Innovative Solutions & Support Inc.(a)(b)	36,949	93,850
KeyW Holding Corp. (The)(a)(b)	127,459	1,103,795
National Presto Industries Inc.	12,873	1,668,984
SIFCO Industries Inc.(a)	9,507	48,010
Sparton Corp.(a)	25,125	362,554
Vectrus Inc.(a)	29,099	907,598
Virtra Inc.(a)(b)	18,466	98,239

		5,909,497
Air Freight & Logistics — 0.3%
Echo Global Logistics Inc.(a)(b)	72,535	2,244,958
Radiant Logistics Inc.(a)	103,936	614,262

		2,859,220
Airlines — 0.0%
Mesa Air Group Inc.(a)	26,849	372,127

Auto Components — 0.9%
Horizon Global Corp.(a)(b)	63,908	455,664
Modine Manufacturing Co.(a)	127,346	1,897,455
Motorcar Parts of America Inc.(a)(b)	49,150	1,152,568
Shiloh Industries Inc.(a)	39,400	433,400
Stoneridge Inc.(a)	70,674	2,100,431
Strattec Security Corp.	9,257	330,012
Superior Industries International Inc.	62,961	1,073,485
Sypris Solutions Inc.(a)(b)	34,112	46,392
Tower International Inc.	50,976	1,542,024
Unique Fabricating Inc.(b)	20,292	164,365
UQM Technologies Inc.(a)(b)	143,296	187,718
VOXX International Corp.(a)(b)	49,963	259,808
Workhorse Group Inc.(a)(b)	78,843	84,362

		9,727,684
Automobiles — 0.0%
Arcimoto Inc.(a)	16,454	60,880

Banks — 14.4%
1st Constitution Bancorp.	22,758	471,091
Access National Corp.	42,261	1,145,696
ACNB Corp.	20,972	780,158
Allegiance Bancshares Inc.(a)(b)	33,981	1,417,008
Amalgamated Bank, Class A(a)(b)	26,642	513,924
American National Bankshares Inc.	25,359	989,001
American River Bankshares	22,501	344,715
AmeriServ Financial Inc.	79,712	342,762
Ames National Corp.	25,233	687,599
Arrow Financial Corp.	37,294	1,379,878
Atlantic Capital Bancshares Inc.(a)	68,762	1,151,764
Bancorp. Inc. (The)(a)	131,270	1,258,879
Bank of Commerce Holdings	50,137	611,671
Bank of Marin Bancorp.	18,645	1,564,316
Bank of Princeton (The)(a)(b)	16,166	493,710
Bankwell Financial Group Inc.	18,301	573,919
Bar Harbor Bankshares	42,220	1,212,558
Baycom Corp.(a)	29,305	781,857
BCB Bancorp. Inc.	41,897	580,273
Blue Hills Bancorp. Inc.	63,965	1,541,557

Security	Shares	Value
Banks (continued)
Bridge Bancorp. Inc.	45,857	$1,522,452
Bryn Mawr Bank Corp.	57,083	2,677,193
Business First Bancshares Inc.(b)	28,182	748,232
Byline Bancorp Inc.(a)	44,695	1,014,577
C&F Financial Corp.	9,387	551,486
Cambridge Bancorp	10,344	930,857
Camden National Corp.	43,280	1,880,083
Capital City Bank Group Inc.	32,910	768,119
Capstar Financial Holdings Inc.	23,043	384,818
Carolina Financial Corp.(b)	56,095	2,115,903
CBTX Inc.	48,643	1,728,772
Central Valley Community Bancorp.	34,236	739,840
Century Bancorp. Inc./MA, Class A, NVS	8,604	621,639
Chemung Financial Corp.	9,697	411,444
Citizens & Northern Corp.	39,331	1,028,506
Citizens Holding Co.	4,043	95,011
Civista Bancshares Inc.	39,202	944,376
CNB Financial Corp./PA	40,678	1,173,967
Coastal Financial Corp/WA(a)(b)	16,531	281,027
Codorus Valley Bancorp. Inc.	24,449	763,787
Community Bankers Trust Corp.(a)	67,618	595,038
Community First Bancshares Inc./GA(a)	15,840	185,328
Community Trust Bancorp. Inc.	42,622	1,975,530
ConnectOne Bancorp. Inc.	80,567	1,913,466
Customers Bancorp. Inc.(a)	76,709	1,804,963
Enterprise Bancorp. Inc./MA	25,871	889,704
Equity Bancshares Inc., Class A(a)	35,916	1,410,062
Esquire Financial Holdings Inc.(a)	16,896	421,724
Evans Bancorp. Inc.	14,236	668,380
Farmers & Merchants Bancorp. Inc./Archbold OH	17,826	759,209
Farmers National Banc Corp.	74,613	1,141,579
Fidelity Southern Corp.	58,923	1,460,112
Financial Institutions Inc.	43,537	1,367,062
First Bancorp. Inc./ME	31,751	919,827
First Bancshares Inc. (The)	35,516	1,386,900
First Bank/Hamilton NJ	48,606	639,169
First Business Financial Services Inc.	24,719	572,986
First Choice Bancorp.(b)	19,796	536,274
First Community Bancshares Inc./VA	45,448	1,539,778
First Community Corp./SC	21,209	513,258
First Connecticut Bancorp. Inc./Farmington CT	37,707	1,114,242
First Financial Corp./IN	31,838	1,598,268
First Financial Northwest Inc.	24,672	408,815
First Foundation Inc.(a)	100,859	1,575,418
First Internet Bancorp.(b)	26,465	805,859
First Mid-Illinois Bancshares Inc.	35,553	1,433,853
First Northwest Bancorp.(a)	30,345	467,313
First of Long Island Corp. (The)	64,739	1,408,073
First U.S. Bancshares Inc.(b)	20,398	221,318
First United Corp.(b)	20,147	378,764
First Western Financial Inc.(a)(b)	16,175	282,901
Flushing Financial Corp.	73,209	1,786,300
Franklin Financial Network Inc.(a)(b)	34,603	1,352,977
German American Bancorp. Inc.	58,822	2,075,240
Great Southern Bancorp. Inc.	31,188	1,726,256
Green Bancorp. Inc.	69,777	1,542,072
Guaranty Bancorp.	68,592	2,037,182
Guaranty Bancshares Inc./TX	22,034	666,088
Hanmi Financial Corp.	83,707	2,084,304
HarborOne Bancorp Inc.(a)(b)	43,438	830,535

1

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Banks (continued)
Heritage Commerce Corp.	105,733	$1,577,536
Heritage Financial Corp./WA	99,403	3,494,015
HomeTrust Bancshares Inc.(a)	51,600	1,504,140
Horizon Bancorp Inc./IN	101,255	1,999,786
Howard Bancorp. Inc.(a)(b)	36,169	640,191
Independent Bank Corp./MI	63,780	1,508,397
Investar Holding Corp.	26,777	718,962
Lakeland Bancorp. Inc.	126,489	2,283,126
LCNB Corp.	26,864	501,014
Level One Bancorp. Inc.	4,323	120,179
Limestone Bancorp. Inc.(a)(b)	11,362	176,111
Macatawa Bank Corp.	81,358	952,702
Mackinac Financial Corp.	18,481	299,392
MBT Financial Corp.	57,268	647,128
Mercantile Bank Corp.	45,257	1,510,226
Meridian Corp.(a)(b)	4,511	77,589
Metropolitan Bank Holding Corp.(a)(b)	17,603	723,835
Midland States Bancorp. Inc.	55,962	1,796,380
MidSouth Bancorp. Inc.(b)	40,781	628,027
MidWestOne Financial Group Inc.	32,265	1,074,747
MutualFirst Financial Inc.	18,964	698,823
MVB Financial Corp.(b)	3,585	64,602
National Bankshares Inc.	19,463	884,593
National Commerce Corp.(a)	48,450	2,000,985
Nicolet Bankshares Inc.(a)(b)	24,511	1,336,095
Northeast Bancorp.	21,699	470,868
Northrim BanCorp. Inc.	19,351	804,034
Norwood Financial Corp.	15,865	621,273
OFG Bancorp.	112,364	1,814,679
Ohio Valley Banc Corp.	10,848	397,579
Old Line Bancshares Inc.	45,504	1,439,747
Old Second Bancorp. Inc.	82,052	1,267,703
Origin Bancorp Inc.(b)	45,642	1,718,421
Orrstown Financial Services Inc.	22,405	533,239
Pacific City Financial Corp.	34,270	662,782
Pacific Mercantile Bancorp.(a)	49,570	463,480
Parke Bancorp. Inc.	21,093	473,538
Peapack Gladstone Financial Corp.	49,422	1,526,646
Penns Woods Bancorp. Inc.	13,911	604,433
Peoples Bancorp. Inc./OH	49,870	1,746,946
Peoples Financial Services Corp.	19,396	822,390
People’s Utah Bancorp.	42,964	1,458,628
Preferred Bank/Los Angeles CA	36,548	2,138,058
Premier Financial Bancorp. Inc.	34,305	634,299
QCR Holdings Inc.	35,749	1,460,347
RBB Bancorp.	39,017	955,917
Reliant Bancorp Inc.	28,197	720,997
Republic Bancorp. Inc./KY, Class A	26,976	1,243,594
Republic First Bancorp. Inc.(a)	121,797	870,849
SB One Bancorp(b)	22,375	563,850
Select Bancorp. Inc.(a)(b)	35,540	440,696
Shore Bancshares Inc.	37,259	663,955
Sierra Bancorp.	40,484	1,169,988
SmartFinancial Inc.(a)	32,322	761,183
Southern First Bancshares Inc.(a)	20,415	802,310
Southern National Bancorp. of Virginia Inc.	58,403	946,129
Spirit of Texas Bancshares Inc.(a)(b)	5,606	121,034
Stock Yards Bancorp. Inc.	59,761	2,169,324
Summit Financial Group Inc.	32,106	745,180
TriCo Bancshares	70,028	2,704,481

Security	Shares	Value
Banks (continued)
TriState Capital Holdings Inc.(a)(b)	66,183	$1,826,651
Triumph Bancorp. Inc.(a)(b)	62,921	2,403,582
Two River Bancorp.	25,735	446,245
United Security Bancshares/Fresno CA	40,672	451,459
Unity Bancorp. Inc.	26,721	611,911
Univest Corp. of Pennsylvania	79,595	2,105,288
Veritex Holdings Inc.(a)(b)	63,733	1,801,095
Washington Trust Bancorp. Inc.	41,393	2,289,033
WesBanco Inc.	1	41
West Bancorp. Inc.	45,075	1,059,263

		158,872,278
Beverages — 0.3%
Castle Brands Inc.(a)(b)	244,162	261,253
Celsius Holdings Inc.(a)(b)	60,208	242,638
Craft Brew Alliance Inc.(a)	34,973	571,809
Eastside Distilling Inc.(a)	10,642	87,265
New Age Beverages Corp.(a)(b)	78,800	421,580
Primo Water Corp.(a)	85,520	1,543,636
Reed’s Inc.(a)(b)	36,257	117,835

		3,246,016
Biotechnology — 11.7%
Abeona Therapeutics Inc.(a)	81,715	1,045,952
Achaogen Inc.(a)(b)	81,147	323,777
Achillion Pharmaceuticals Inc.(a)	353,033	1,299,161
Adamas Pharmaceuticals Inc.(a)(b)	56,642	1,133,973
ADMA Biologics Inc.(a)(b)	50,635	314,443
Advaxis Inc.(a)(b)	127,690	120,029
Adverum Biotechnologies Inc.(a)(b)	143,231	866,548
Aeglea BioTherapeutics Inc.(a)(b)	43,677	417,989
Aevi Genomic Medicine Inc.(a)	99,505	122,391
Agenus Inc.(a)(b)	227,345	486,518
Aileron Therapeutics Inc.(a)(b)	16,070	44,193
Akebia Therapeutics Inc.(a)(b)	129,871	1,146,761
Albireo Pharma Inc.(a)(b)	24,294	800,730
Aldeyra Therapeutics Inc.(a)	43,811	604,592
Allena Pharmaceuticals Inc.(a)	31,013	333,080
Alpine Immune Sciences Inc.(a)(b)	12,684	80,290
Anavex Life Sciences Corp.(a)(b)	104,336	284,837
Anixa Biosciences Inc.(a)	44,486	206,415
Applied Genetic Technologies Corp./DE(a)(b)	41,192	300,702
Aptevo Therapeutics Inc.(a)	50,606	257,078
Aptinyx Inc.(a)	34,525	999,844
AquaBounty Technologies Inc.(a)(b)	4,648	14,920
Arbutus Biopharma Corp.(a)	93,119	879,975
Arcturus Therapeutics Ltd.(a)(b)	19,377	171,293
Arcus Biosciences Inc.(a)(b)	22,194	309,384
Ardelyx Inc.(a)(b)	113,366	493,142
ArQule Inc.(a)(b)	281,805	1,595,016
Arrowhead Pharmaceuticals Inc.(a)(b)	224,980	4,312,867
Arsanis Inc.(a)	12,481	20,219
Asterias Biotherapeutics Inc.(a)(b)	81,753	106,279
Athersys Inc.(a)(b)	298,980	627,858
aTyr Pharma Inc.(a)(b)	58,206	47,292
AVEO Pharmaceuticals Inc.(a)(b)	272,081	900,588
Avid Bioservices Inc.(a)	132,156	906,590
AzurRx BioPharma Inc.(a)(b)	27,226	69,971
Bellicum Pharmaceuticals Inc.(a)(b)	104,346	642,771
BioCryst Pharmaceuticals Inc.(a)(b)	284,367	2,169,720
Biohaven Pharmaceutical Holding Co. Ltd.(a)(b)	73,297	2,752,302

2

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Biotechnology (continued)
BioSpecifics Technologies Corp.(a)	15,546	$909,286
BioTime Inc.(a)(b)	241,307	567,071
Bioxcel Therapeutics Inc.(a)(b)	14,585	111,721
BrainStorm Cell Therapeutics Inc.(a)(b)	47,328	180,793
Caladrius Biosciences Inc.(a)	22,623	133,476
Calithera Biosciences Inc.(a)	80,279	421,465
Calyxt Inc.(a)(b)	15,291	233,494
Capricor Therapeutics Inc.(a)(b)	37,997	39,897
Cara Therapeutics Inc.(a)	84,830	2,031,678
CareDx Inc.(a)(b)	87,426	2,522,240
CASI Pharmaceuticals Inc.(a)(b)	131,951	616,211
Catabasis Pharmaceuticals Inc.(a)	155,857	124,686
Catalyst Biosciences Inc.(a)(b)	31,748	342,243
Catalyst Pharmaceuticals Inc.(a)	258,433	976,877
Celcuity Inc.(a)	15,392	442,674
Cellular Biomedicine Group Inc.(a)(b)	30,656	556,406
CEL-SCI Corp.(a)	38,508	155,957
Celsion Corp.(a)	46,990	130,162
Checkpoint Therapeutics Inc.(a)(b)	53,592	191,859
ChemoCentryx Inc.(a)(b)	58,538	739,920
Chimerix Inc.(a)(b)	121,909	474,226
Cidara Therapeutics Inc.(a)(b)	58,483	257,325
Cleveland BioLabs Inc.(a)(b)	13,265	26,663
Cohbar Inc.(a)(b)	60,081	258,949
Conatus Pharmaceuticals Inc.(a)(b)	71,400	414,120
Concert Pharmaceuticals Inc.(a)	54,738	812,312
Constellation Pharmaceuticals Inc.(a)(b)	4,430	29,814
ContraFect Corp.(a)(b)	166,754	345,181
Corbus Pharmaceuticals Holdings Inc.(a)(b)	131,720	994,486
Corvus Pharmaceuticals Inc.(a)	36,907	316,662
Crinetics Pharmaceuticals Inc.(a)	18,062	517,476
CTI BioPharma Corp.(a)(b)	137,921	297,909
Cue Biopharma Inc.(a)(b)	47,135	426,572
Cytokinetics Inc.(a)(b)	119,449	1,176,573
CytomX Therapeutics Inc.(a)(b)	115,245	2,132,032
CytRx Corp.(a)(b)	70,539	74,066
Deciphera Pharmaceuticals Inc.(a)(b)	22,912	887,153
Dicerna Pharmaceuticals Inc.(a)	118,407	1,806,891
Edge Therapeutics Inc.(a)	48,576	39,832
Eidos Therapeutics Inc.(a)	16,616	165,828
Eiger BioPharmaceuticals Inc.(a)	22,740	272,880
Evelo Biosciences Inc.(a)(b)	14,309	174,284
Fate Therapeutics Inc.(a)(b)	130,258	2,121,903
Fennec Pharmaceuticals Inc.(a)(b)	30,410	249,362
Five Prime Therapeutics Inc.(a)(b)	87,451	1,217,318
Flexion Therapeutics Inc.(a)(b)	86,867	1,625,282
Fortress Biotech Inc.(a)	91,720	146,752
Forty Seven Inc.(a)	21,178	315,976
Galectin Therapeutics Inc.(a)(b)	83,984	504,744
Gemphire Therapeutics Inc.(a)(b)	28,457	58,621
Genprex Inc.(a)(b)	3,583	8,062
Geron Corp.(a)(b)	439,424	773,386
GlycoMimetics Inc.(a)(b)	88,883	1,279,915
GTx Inc.(a)(b)	12,578	19,747
Histogenics Corp.(a)(b)	48,836	26,616
Homology Medicines Inc.(a)(b)	27,396	626,273
Idera Pharmaceuticals Inc.(a)	51,139	455,648
Immune Design Corp.(a)(b)	89,370	308,326
Infinity Pharmaceuticals Inc.(a)(b)	117,531	318,509
Inovio Pharmaceuticals Inc.(a)(b)	215,234	1,196,701

Security	Shares	Value
Biotechnology (continued)
Insys Therapeutics Inc.(a)(b)	69,945	$705,046
Intellia Therapeutics Inc.(a)(b)	85,942	2,459,660
Invitae Corp.(a)(b)	170,476	2,852,063
Jounce Therapeutics Inc.(a)(b)	41,642	270,673
Kadmon Holdings Inc.(a)(b)	259,404	866,409
KalVista Pharmaceuticals Inc.(a)(b)	12,288	271,688
Karyopharm Therapeutics Inc.(a)	125,505	2,137,350
Kezar Life Sciences Inc.(a)	7,702	164,900
Kindred Biosciences Inc.(a)	81,439	1,136,074
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	16,827	429,088
Krystal Biotech Inc.(a)(b)	12,691	223,108
Kura Oncology Inc.(a)	73,406	1,284,605
La Jolla Pharmaceutical Co.(a)(b)	55,468	1,116,571
Leap Therapeutics Inc.(a)(b)	14,823	115,471
MacroGenics Inc.(a)(b)	101,552	2,177,275
Magenta Therapeutics Inc.(a)	8,042	96,584
MannKind Corp.(a)(b)	366,855	671,345
MediciNova Inc.(a)(b)	105,095	1,312,637
MEI Pharma Inc.(a)(b)	95,438	411,338
Merrimack Pharmaceuticals Inc.(a)(b)	33,908	180,730
Mersana Therapeutics Inc.(a)(b)	33,242	332,420
Minerva Neurosciences Inc.(a)(b)	80,748	1,013,387
Miragen Therapeutics Inc.(a)	68,050	379,719
Mirati Therapeutics Inc.(a)(b)	52,408	2,468,417
Molecular Templates Inc.(a)	23,859	128,600
Moleculin Biotech Inc.(a)	48,754	78,006
Mustang Bio Inc.(a)	41,648	247,806
NantKwest Inc.(a)	74,867	277,008
Natera Inc.(a)	85,402	2,044,524
Neon Therapeutics Inc.(a)	12,501	106,759
Neurotrope Inc.(a)(b)	19,936	175,636
NewLink Genetics Corp.(a)	73,149	174,826
Novavax Inc.(a)(b)	987,141	1,855,825
Novelion Therapeutics Inc.(a)(b)	41,720	123,491
Nymox Pharmaceutical Corp.(a)(b)	85,844	211,176
OncoMed Pharmaceuticals Inc.(a)	67,270	142,612
Oncosec Medical Inc.(a)(b)	135,989	190,385
Ophthotech Corp.(a)	98,015	231,315
Organovo Holdings Inc.(a)(b)	280,479	322,551
Orgenesis Inc.(a)(b)	18,686	103,520
Ovid therapeutics Inc.(a)(b)	33,979	192,661
Palatin Technologies Inc.(a)(b)	527,012	525,694
PDL BioPharma Inc.(a)(b)	373,463	982,208
Pfenex Inc.(a)	74,322	379,785
Pieris Pharmaceuticals Inc.(a)(b)	136,512	764,467
PolarityTE Inc.(a)(b)	25,838	493,506
Progenics Pharmaceuticals Inc.(a)(b)	218,476	1,369,845
Protagonist Therapeutics Inc.(a)(b)	34,772	357,804
Proteon Therapeutics Inc.(a)	25,739	50,191
Proteostasis Therapeutics Inc.(a)(b)	66,623	160,561
Prothena Corp. PLC(a)(b)	103,420	1,352,734
Ra Pharmaceuticals Inc.(a)	38,252	691,979
Recro Pharma Inc.(a)	47,096	334,853
Replimune Group Inc.(a)(b)	19,390	312,179
Rexahn Pharmaceuticals Inc.(a)(b)	83,727	149,034
Rhythm Pharmaceuticals Inc.(a)(b)	39,606	1,155,307
Rigel Pharmaceuticals Inc.(a)(b)	440,423	1,413,758
Riot Blockchain Inc.	34,705	126,673
Rocket Pharmaceuticals Inc.(a)(b)	54,226	1,335,044
Savara Inc.(a)(b)	74,574	832,246

3

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Biotechnology (continued)
Scholar Rock Holding Corp.(a)(b)	16,136	$415,502
Selecta Biosciences Inc.(a)(b)	47,821	743,617
SELLAS Life Sciences Group Inc.(a)	7,669	9,356
Seres Therapeutics Inc.(a)	54,341	412,448
Sesen Bio Inc.(a)(b)	164,267	353,174
Soleno Therapeutics Inc.(a)	23,409	50,563
Sophiris Bio Inc.(a)(b)	77,603	216,512
Sorrento Therapeutics Inc.(a)(b)	283,153	1,245,873
Spero Therapeutics Inc.(a)	21,998	231,199
Spring Bank Pharmaceuticals Inc.(a)(b)	36,718	442,452
Stemline Therapeutics Inc.(a)(b)	74,818	1,241,979
Sunesis Pharmaceuticals Inc.(a)(b)	88,034	176,068
Surface Oncology Inc.(a)	19,429	212,553
Syndax Pharmaceuticals Inc.(a)(b)	36,821	297,514
Synergy Pharmaceuticals Inc.(a)(b)	646,839	1,099,626
Synlogic Inc.(a)(b)	40,757	579,157
Syros Pharmaceuticals Inc.(a)(b)	64,986	773,983
T2 Biosystems Inc.(a)	80,279	598,079
TapImmune Inc.(a)(b)	19,671	178,023
TG Therapeutics Inc.(a)	162,589	910,498
Tocagen Inc.(a)(b)	46,705	728,131
Tracon Pharmaceuticals Inc.(a)(b)	48,226	98,863
Trevena Inc.(a)(b)	177,011	375,263
Tyme Technologies Inc.(a)(b)	111,070	308,775
UNITY Biotechnology Inc.(a)(b)	13,865	225,861
Unum Therapeutics Inc.(a)(b)	9,435	97,181
Vanda Pharmaceuticals Inc.(a)	132,949	3,051,180
Vaxart Inc.(a)	11,060	31,521
Veracyte Inc.(a)	73,421	701,171
Verastem Inc.(a)(b)	178,648	1,295,198
Vericel Corp.(a)(b)	111,988	1,584,630
Versartis Inc.(a)(b)	95,170	133,238
Vical Inc.(a)	54,217	74,277
Viking Therapeutics Inc.(a)	133,597	2,327,260
Vital Therapies Inc.(a)(b)	82,690	22,773
Voyager Therapeutics Inc.(a)	55,316	1,046,579
vTv Therapeutics Inc., Class A(a)(b)	16,236	12,502
XBiotech Inc.(a)(b)	53,549	170,286
XOMA Corp.(a)(b)	15,205	267,152
Zafgen Inc.(a)	80,063	935,936
ZIOPHARM Oncology Inc.(a)(b)	340,517	1,089,654

		129,028,715
Building Products — 1.0%
Alpha Pro Tech Ltd.(a)(b)	38,767	137,623
Armstrong Flooring Inc.(a)	55,287	1,000,695
Caesarstone Ltd.	59,226	1,098,642
CSW Industrials Inc.(a)	40,528	2,176,354
Insteel Industries Inc.	46,905	1,682,951
PGT Innovations Inc.(a)	128,069	2,766,290
Quanex Building Products Corp.	90,609	1,649,084
Tecogen Inc.(a)(b)	47,725	150,334

		10,661,973
Capital Markets — 1.3%
Arlington Asset Investment Corp., Class A(b)	73,756	688,881
B. Riley Financial Inc.	54,840	1,242,126
Cowen Inc.(a)(b)	73,012	1,190,096
Diamond Hill Investment Group Inc.	8,520	1,409,123
Donnelley Financial Solutions Inc.(a)	87,334	1,565,025
GAIN Capital Holdings Inc.	70,895	460,817

Security	Shares	Value
Capital Markets (continued)
Great Elm Capital Group Inc.(a)(b)	61,334	$199,335
Greenhill & Co. Inc.(b)	49,950	1,316,182
Hennessy Advisors Inc.(b)	12,356	171,131
INTL. FCStone Inc.(a)	39,465	1,906,949
Ladenburg Thalmann Financial Services Inc.	257,261	694,605
Manning & Napier Inc.	40,752	120,218
Medley Management Inc., Class A(b)	13,367	70,177
National Holdings Corp.(a)	12,284	39,309
Oppenheimer Holdings Inc., Class A, NVS	25,002	790,063
Pzena Investment Management Inc., Class A	47,038	448,742
Safeguard Scientifics Inc.(a)(b)	46,846	438,010
Siebert Financial Corp.(a)(b)	19,807	290,173
Silvercrest Asset Management Group Inc., Class A	23,000	318,550
TheStreet Inc.(a)	80,116	176,255
Westwood Holdings Group Inc.	21,017	1,087,420

		14,623,187
Chemicals — 1.6%
Advanced Emissions Solutions Inc.	43,545	520,798
AgroFresh Solutions Inc.(a)(b)	84,156	524,292
American Vanguard Corp.	75,394	1,357,092
Core Molding Technologies Inc.	17,453	116,412
Flotek Industries Inc.(a)(b)	142,356	341,654
FutureFuel Corp.	67,500	1,251,450
Hawkins Inc.	25,276	1,047,690
Intrepid Potash Inc.(a)	246,165	883,732
KMG Chemicals Inc.	37,965	2,868,635
Koppers Holdings Inc.(a)	52,655	1,640,203
LSB Industries Inc.(a)(b)	56,101	548,668
Marrone Bio Innovations Inc.(a)(b)	146,874	268,779
Northern Technologies International Corp.	10,568	366,710
OMNOVA Solutions Inc.(a)	114,239	1,125,254
Rayonier Advanced Materials Inc.	131,494	2,423,435
Senomyx Inc.(a)	128,522	190,213
Trecora Resources(a)(b)	55,160	772,240
Tredegar Corp.	66,804	1,446,307

		17,693,564
Commercial Services & Supplies — 1.9%
AMREP Corp.(a)(b)	5,020	36,696
Aqua Metals Inc.(a)(b)	95,015	245,139
ARC Document Solutions Inc.(a)	99,842	283,551
BioHiTech Global Inc.(a)	17,998	61,013
Casella Waste Systems Inc., Class A(a)	103,624	3,218,562
CECO Environmental Corp.	77,789	612,977
Cemtrex Inc.(a)	17,196	24,590
Charah Solutions Inc.(a)	16,496	130,319
Ecology and Environment Inc., Class A(b)	9,649	128,814
Ennis Inc.	66,973	1,369,598
Essendant Inc.	95,860	1,228,925
Heritage-Crystal Clean Inc.(a)	38,335	818,452
Hudson Technologies Inc.(a)(b)	97,211	124,430
Intersections Inc.(a)(b)	24,471	44,293
Kimball International Inc., Class B, NVS	93,652	1,568,671
LSC Communications Inc.	83,856	927,447
NL Industries Inc.(a)(b)	21,813	130,878
Odyssey Marine Exploration Inc.(a)(b)	21,441	173,672
Performant Financial Corp.(a)(b)	99,270	200,526
Perma-Fix Environmental Services(a)	36,376	152,779
PICO Holdings Inc.	50,214	630,186
Quest Resource Holding Corp.(a)	16,837	43,103

4

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Commercial Services & Supplies (continued)
RR Donnelley & Sons Co.	181,428	$979,711
SP Plus Corp.(a)	59,454	2,170,071
Team Inc.(a)(b)	76,172	1,713,870
Viad Corp.	53,968	3,197,604
VSE Corp.(b)	22,063	730,947

		20,946,824
Communications Equipment — 1.3%
Aerohive Networks Inc.(a)	86,534	356,520
Applied Optoelectronics Inc.(a)(b)	48,043	1,184,740
Aviat Networks Inc.(a)	11,623	187,711
BK Technologies Inc.(b)	26,646	107,916
CalAmp Corp.(a)(b)	89,181	2,136,777
Calix Inc.(a)(b)	118,653	961,089
Clearfield Inc.(a)	29,983	403,271
ClearOne Inc.	15,942	35,072
Communications Systems Inc.	21,601	60,483
Comtech Telecommunications Corp.	59,157	2,145,624
DASAN Zhone Solutions Inc.(a)	15,906	225,706
Digi International Inc.(a)	70,321	945,818
EMCORE Corp.(a)(b)	68,078	323,371
Harmonic Inc.(a)(b)	214,514	1,179,827
Inseego Corp.(a)(b)	126,729	487,907
KVH Industries Inc.(a)(b)	43,917	575,313
Lantronix Inc.(a)(b)	25,081	102,080
Network-1 Technologies Inc.	35,222	95,099
PC-Tel Inc.	50,825	236,336
Quantenna Communications Inc.(a)	88,171	1,626,755
Resonant Inc.(a)(b)	62,219	252,609
Ribbon Communications Inc.(a)	135,485	925,363
TESSCO Technologies Inc.	16,888	257,542
Westell Technologies Inc., Class A(a)	32,672	86,908

		14,899,837
Construction & Engineering — 1.0%
Ameresco Inc., Class A(a)	48,272	658,913
Argan Inc.	37,877	1,628,711
FTE Networks Inc.(a)(b)	6,375	74,396
Goldfield Corp. (The)(a)	60,410	256,743
Great Lakes Dredge & Dock Corp.(a)(b)	152,529	945,680
HC2 Holdings Inc.(a)(b)	111,587	682,912
IES Holdings Inc.(a)(b)	23,657	461,311
Infrastructure and Energy Alternatives Inc.(a)	48,044	504,462
Limbach Holdings Inc.(a)(b)	12,673	142,825
MYR Group Inc.(a)	41,264	1,346,857
Northwest Pipe Co.(a)(b)	24,853	490,847
NV5 Global Inc.(a)(b)	24,387	2,114,353
Orion Group Holdings Inc.(a)	72,346	546,212
Sterling Construction Co. Inc.(a)	68,357	978,872

		10,833,094
Construction Materials — 0.1%
Forterra Inc.(a)(b)	48,869	364,563
U.S. Lime & Minerals Inc.	5,215	411,724

		776,287
Consumer Finance — 0.7%
Consumer Portfolio Services Inc.(a)(b)	46,887	173,482
Elevate Credit Inc.(a)	54,775	441,487
Enova International Inc.(a)	85,804	2,471,155
EZCORP Inc., Class A, NVS(a)(b)	129,281	1,383,307
Nicholas Financial Inc.(a)	21,082	248,978
Regional Management Corp.(a)(b)	24,009	692,179

Security	Shares	Value
Consumer Finance (continued)
World Acceptance Corp.(a)	15,856	$1,813,292

		7,223,880
Containers & Packaging — 0.3%
Myers Industries Inc.	91,806	2,134,489
UFP Technologies Inc.(a)(b)	18,446	677,891

		2,812,380
Distributors — 0.1%
Educational Development Corp.	17,372	198,909
Funko Inc., Class A(a)(b)	27,568	653,086
Weyco Group Inc.	15,589	548,421

		1,400,416
Diversified Consumer Services — 1.0%
American Public Education Inc.(a)	41,228	1,362,585
Aspen Group Inc./CO(a)(b)	37,084	252,171
Bridgepoint Education Inc.(a)	68,891	699,933
Cambium Learning Group Inc.(a)	38,425	454,952
Career Education Corp.(a)	174,356	2,603,135
Carriage Services Inc.	45,824	987,507
Collectors Universe Inc.	19,976	295,645
K12 Inc.(a)(b)	94,094	1,665,464
Lincoln Educational Services Corp.(a)	68,542	154,905
Regis Corp.(a)	92,328	1,886,261
Universal Technical Institute Inc.(a)	53,065	141,153

		10,503,711
Diversified Financial Services — 0.2%
A-Mark Precious Metals Inc.	13,482	175,536
Marlin Business Services Corp.	23,271	671,368
On Deck Capital Inc.(a)(b)	131,036	991,943

		1,838,847
Diversified Telecommunication Services — 0.5%
Alaska Communications Systems Group Inc.(a)(b)	136,616	224,050
IDT Corp., Class B	50,168	267,897
magicJack VocalTec Ltd.(a)(b)	37,145	308,303
Ooma Inc.(a)(b)	47,703	791,870
ORBCOMM Inc.(a)(b)	192,393	2,089,388
Otelco Inc., Class A(a)(b)	7,412	128,969
Pareteum Corp.(a)(b)	160,224	480,672
pdvWireless Inc.(a)	24,791	840,415
Windstream Holdings Inc.(a)(b)	103,270	506,023

		5,637,587
Electric Utilities — 0.0%
Genie Energy Ltd., Class B	32,444	175,198
Spark Energy Inc., Class A(b)	29,630	244,447

		419,645
Electrical Equipment — 0.7%
Allied Motion Technologies Inc.	18,092	984,748
American Superconductor Corp.(a)(b)	47,793	332,161
Babcock & Wilcox Enterprises Inc.(a)(b)	69,694	71,785
Broadwind Energy Inc.(a)	38,886	84,771
Capstone Turbine Corp.(a)	133,266	133,266
Energous Corp.(a)(b)	59,950	606,694
Enphase Energy Inc.(a)(b)	222,183	1,077,588
FuelCell Energy Inc.(a)(b)	210,386	225,113
LSI Industries Inc.	61,561	283,181
Plug Power Inc.(a)(b)	551,795	1,059,446
Polar Power Inc.(a)(b)	11,718	59,996
Powell Industries Inc.	22,484	815,270
Preformed Line Products Co.	8,188	575,453

5

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Electrical Equipment (continued)
Revolution Lighting Technologies Inc.(a)(b)	33,111	$94,035
TPI Composites Inc.(a)(b)	37,735	1,077,334
Ultralife Corp.(a)(b)	27,630	225,184
Vivint Solar Inc.(a)(b)	80,689	419,583

		8,125,608
Electronic Equipment, Instruments & Components — 2.1%
Airgain Inc.(a)(b)	20,320	267,005
Akoustis Technologies Inc.(a)(b)	37,232	293,016
Applied DNA Sciences Inc.(a)(b)	68,118	101,496
Bel Fuse Inc., Class B, NVS	25,363	672,120
ClearSign Combustion Corp.(a)(b)	48,330	77,328
Coda Octopus Group Inc.(a)(b)	11,429	68,917
Control4 Corp.(a)(b)	67,116	2,304,092
CTS Corp.	85,397	2,929,117
CUI Global Inc.(a)(b)	73,717	164,389
Daktronics Inc.	91,274	715,588
Data I/O Corp.(a)	20,476	107,089
Electro Scientific Industries Inc.(a)	83,103	1,450,147
eMagin Corp.(a)(b)	71,965	107,948
FARO Technologies Inc.(a)	43,294	2,785,969
Frequency Electronics Inc.(a)	14,147	146,704
ID Systems Inc.(a)(b)	37,315	259,339
Identiv Inc.(a)(b)	37,827	225,449
IEC Electronics Corp.(a)(b)	27,198	143,333
Interlink Electronics Inc.(a)	3,264	13,252
Iteris Inc.(a)(b)	65,121	350,351
Key Tronic Corp.(a)(b)	30,046	229,852
Kimball Electronics Inc.(a)	67,747	1,331,229
LightPath Technologies Inc., Class A(a)(b)	65,641	132,267
LRAD Corp.(a)(b)	89,351	273,414
Luna Innovations Inc.(a)	71,647	231,420
Maxwell Technologies Inc.(a)(b)	105,013	366,495
Mesa Laboratories Inc.(b)	8,693	1,613,595
MicroVision Inc.(a)(b)	192,843	233,340
Napco Security Technologies Inc.(a)(b)	31,315	468,159
PAR Technology Corp.(a)(b)	30,166	670,289
Park Electrochemical Corp.	49,341	961,656
PC Connection Inc.	30,323	1,179,261
PCM Inc.(a)	21,328	416,962
Perceptron Inc.(a)(b)	21,869	213,223
RF Industries Ltd.	20,764	147,424
Richardson Electronics Ltd./U.S.	33,497	293,769
SMTC Corp.(a)(b)	53,992	156,037
Vishay Precision Group Inc.(a)	26,578	994,017
Wireless Telecom Group Inc.(a)	52,492	95,535

		23,190,593
Energy Equipment & Services — 2.0%
Aspen Aerogels Inc.(a)	53,882	246,241
Basic Energy Services Inc.(a)(b)	49,340	492,907
Bristow Group Inc.(a)	85,369	1,035,526
CARBO Ceramics Inc.(a)	53,480	387,730
Dawson Geophysical Co.(a)	57,481	355,807
Enservco Corp.(a)(b)	99,890	78,913
Era Group Inc.(a)	52,357	646,609
Geospace Technologies Corp.(a)(b)	33,254	455,580
Gulf Island Fabrication Inc.	35,651	354,728
Gulfmark Offshore Inc.(a)(b)	10,170	379,341
Hornbeck Offshore Services Inc.(a)(b)	85,370	501,976
Independence Contract Drilling Inc.(a)(b)	89,151	440,406

Security	Shares	Value
Energy Equipment & Services (continued)
ION Geophysical Corp.(a)(b)	27,844	$432,974
Key Energy Services Inc.(a)(b)	26,961	308,434
Matrix Service Co.(a)	69,528	1,713,865
Mitcham Industries Inc.(a)	31,642	131,314
Natural Gas Services Group Inc.(a)(b)	31,907	673,238
Newpark Resources Inc.(a)(b)	230,102	2,381,556
Nine Energy Service Inc.(a)	38,523	1,178,033
Nordic American Offshore Ltd.(b)	106,388	103,196
Nuverra Environmental Solutions Inc.(a)(b)	3,259	36,240
PHI Inc., NVS(a)(b)	30,524	285,094
Pioneer Energy Services Corp.(a)	198,394	585,262
Profire Energy Inc.(a)(b)	63,176	201,531
Quintana Energy Services Inc.(a)	16,359	120,075
Ranger Energy Services Inc.(a)(b)	12,681	106,267
RigNet Inc.(a)(b)	36,661	746,051
SEACOR Holdings Inc.(a)(b)	44,600	2,203,686
SEACOR Marine Holdings Inc.(a)	43,011	973,339
Smart Sand Inc.(a)(b)	56,140	230,735
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	67,490	1,274,886
Superior Drilling Products Inc.(a)	37,003	118,040
Synthesis Energy Systems Inc.(a)	23,412	56,189
TETRA Technologies Inc.(a)(b)	313,132	1,412,225
Tidewater Inc.(a)(b)	61,652	1,922,926

		22,570,920
Entertainment — 0.6%
Ballantyne Strong Inc.(a)(b)	30,294	121,176
Cinedigm Corp., Class A(a)(b)	39,942	46,333
Dolphin Entertainment Inc.(a)	14,121	31,208
Global Eagle Entertainment Inc.(a)(b)	125,815	354,798
Glu Mobile Inc.(a)	292,712	2,180,705
LiveXLive Media Inc.(a)(b)	12,171	47,710
Marcus Corp. (The)	50,228	2,112,087
Reading International Inc., Class A, NVS(a)	48,109	760,122
Rosetta Stone Inc.(a)	52,933	1,052,837

		6,706,976
Equity Real Estate Investment Trusts (REITs) — 3.5%
Armada Hoffler Properties Inc.	125,329	1,893,721
Ashford Hospitality Trust Inc.	219,838	1,404,765
Bluerock Residential Growth REIT Inc.(b)	61,682	604,484
Braemar Hotels & Resorts Inc.	78,689	926,169
BRT Apartments Corp.(b)	23,560	283,662
CatchMark Timber Trust Inc., Class A	131,090	1,498,359
Cedar Realty Trust Inc.	225,162	1,049,255
City Office REIT Inc.	92,934	1,172,827
Clipper Realty Inc.	38,575	521,920
Community Healthcare Trust Inc.	45,184	1,399,800
Condor Hospitality Trust Inc.	19,616	209,695
CorEnergy Infrastructure Trust Inc.(b)	31,090	1,168,362
Farmland Partners Inc.(b)	81,261	544,449
Front Yard Residential Corp.(b)	126,209	1,369,368
Getty Realty Corp.	87,285	2,492,860
Gladstone Commercial Corp.	72,982	1,397,605
Gladstone Land Corp.(b)	34,379	424,237
Global Medical REIT Inc.(b)	48,806	459,752
Global Self Storage Inc.	49,020	205,394
Independence Realty Trust Inc.	231,260	2,435,168
Innovative Industrial Properties Inc.	17,224	830,886
Jernigan Capital Inc.(b)	47,302	912,456
MedEquities Realty Trust Inc.	74,823	727,279

6

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
New Senior Investment Group Inc.	189,603	$1,118,658
NexPoint Residential Trust Inc.(b)	44,002	1,460,866
One Liberty Properties Inc.	41,690	1,158,148
Plymouth Industrial REIT Inc.(b)	12,179	188,774
Preferred Apartment Communities Inc., Class A(b)	102,467	1,801,370
Safety Income & Growth Inc.	22,394	419,440
Sotherly Hotels Inc.(b)	37,475	269,820
Spirit MTA REIT(b)	114,347	1,317,277
UMH Properties Inc.	85,997	1,344,993
Universal Health Realty Income Trust	33,507	2,493,256
Urstadt Biddle Properties Inc., Class A	75,925	1,616,443
Wheeler Real Estate Investment Trust Inc.	22,942	98,192
Whitestone REIT(b)	99,501	1,381,074

		38,600,784
Food & Staples Retailing — 0.9%
Chefs’ Warehouse Inc. (The)(a)(b)	57,070	2,074,494
Ifresh Inc.(a)(b)	6,320	14,094
Ingles Markets Inc., Class A	37,354	1,279,374
Natural Grocers by Vitamin Cottage Inc.(a)(b)	23,894	403,570
Smart & Final Stores Inc.(a)(b)	59,248	337,714
SpartanNash Co.	91,769	1,840,886
SUPERVALU Inc.(a)(b)	98,500	3,173,670
Village Super Market Inc., Class A	22,968	624,730

		9,748,532
Food Products — 0.8%
Alico Inc.	9,866	333,471
Farmer Bros. Co.(a)(b)	26,915	710,556
Freshpet Inc.(a)(b)	68,252	2,504,848
John B Sanfilippo & Son Inc.	22,034	1,572,787
Landec Corp.(a)(b)	71,698	1,032,451
Lifeway Foods Inc.(a)(b)	11,075	29,459
Limoneira Co.	38,933	1,016,541
RiceBran Technologies(a)	41,855	120,124
Rocky Mountain Chocolate Factory Inc.	17,211	176,413
S&W Seed Co.(a)(b)	50,169	122,914
Seneca Foods Corp., Class A(a)	19,996	673,865

		8,293,429
Gas Utilities — 0.0%
RGC Resources Inc.	19,273	514,782

Health Care Equipment & Supplies — 6.2%
Accuray Inc.(a)(b)	216,916	976,122
Alphatec Holdings Inc.(a)(b)	47,188	159,024
AngioDynamics Inc.(a)(b)	95,483	2,075,800
Anika Therapeutics Inc.(a)(b)	36,873	1,555,303
Antares Pharma Inc.(a)(b)	373,788	1,255,928
Apollo Endosurgery Inc.(a)(b)	22,130	158,672
AtriCure Inc.(a)	87,543	3,066,631
Bellerophon Therapeutics Inc.(a)(b)	62,629	67,639
Biolase Inc.(a)(b)	20,294	42,009
BioLife Solutions Inc.(a)(b)	13,172	230,510
Biomerica Inc.(a)	18,343	65,668
Bovie Medical Corp.(a)	83,618	593,688
CAS Medical Systems Inc.(a)	68,860	157,001
Cerus Corp.(a)	347,947	2,508,698
Chembio Diagnostics Inc.(a)(b)	38,965	409,133
ConforMIS Inc.(a)(b)	144,206	152,858
Corindus Vascular Robotics Inc.(a)(b)	224,982	319,474
CryoLife Inc.(a)	92,862	3,268,742

Security	Shares	Value
Health Care Equipment & Supplies (continued)
CryoPort Inc.(a)(b)	67,088	$859,397
Cutera Inc.(a)(b)	35,258	1,147,648
CytoSorbents Corp.(a)(b)	77,926	1,005,245
DarioHealth Corp.(a)(b)	20,380	19,769
Ekso Bionics Holdings Inc.(a)(b)	105,221	246,217
ElectroCore LLC(a)	13,342	186,788
Electromed Inc.(a)(b)	19,255	125,158
Endologix Inc.(a)(b)	213,036	406,899
FONAR Corp.(a)(b)	16,509	411,074
GenMark Diagnostics Inc.(a)(b)	133,857	983,849
Helius Medical Technologies Inc.(a)(b)	42,017	411,346
Heska Corp.(a)(b)	17,283	1,958,337
IntriCon Corp.(a)	18,691	1,050,434
Invacare Corp.(b)	85,250	1,240,387
Invuity Inc.(a)(b)	54,232	401,317
iRadimed Corp.(a)(b)	9,698	360,281
IRIDEX Corp.(a)(b)	30,655	194,659
Lantheus Holdings Inc.(a)	96,113	1,436,889
LeMaitre Vascular Inc.	40,665	1,575,362
Meridian Bioscience Inc.	109,780	1,635,722
Misonix Inc.(a)(b)	21,269	393,477
Motus GI Holdings Inc.(a)(b)	6,445	32,676
Myomo Inc.(a)(b)	27,990	54,301
Neuronetics Inc.(a)(b)	16,557	530,817
Nuvectra Corp.(a)	36,817	809,238
Obalon Therapeutics Inc.(a)(b)	24,100	65,070
OraSure Technologies Inc.(a)(b)	154,906	2,393,298
Orthofix Medical Inc.(a)	45,475	2,628,910
OrthoPediatrics Corp.(a)(b)	18,368	673,004
Oxford Immunotec Global PLC(a)(b)	67,288	1,092,084
Presbia PLC(a)	10,733	18,890
Pro-Dex Inc.(a)	7,132	74,173
Pulse Biosciences Inc.(a)(b)	27,365	388,309
Restoration Robotics Inc.(a)(b)	56,817	164,769
ReWalk Robotics Ltd.(a)	71,969	64,052
Rockwell Medical Inc.(a)(b)	124,918	527,154
RTI Surgical Inc.(a)	154,845	696,802
SeaSpine Holdings Corp.(a)(b)	31,812	494,995
Second Sight Medical Products Inc.(a)(b)	71,604	136,048
Senseonics Holdings Inc.(a)(b)	222,531	1,061,473
Sensus Healthcare Inc.(a)(b)	22,171	185,793
Sientra Inc.(a)(b)	60,199	1,437,552
STAAR Surgical Co.(a)	114,126	5,478,048
Surmodics Inc.(a)	33,678	2,514,063
Tactile Systems Technology Inc.(a)(b)	45,477	3,231,141
Tandem Diabetes Care Inc.(a)(b)	132,240	5,665,162
TransEnterix Inc.(a)(b)	416,408	2,415,166
Utah Medical Products Inc.	9,141	861,082
Valeritas Holdings Inc.(a)(b)	42,425	56,425
Vermillion Inc.(a)(b)	93,966	66,716
ViewRay Inc.(a)	156,406	1,463,960
Viveve Medical Inc.(a)(b)	62,670	167,956
Xtant Medical Holdings Inc.(a)(b)	9,664	37,206
Zosano Pharma Corp.(a)(b)	25,415	103,947

		68,703,435
Health Care Providers & Services — 1.7%
AAC Holdings Inc.(a)(b)	33,770	257,665
Aceto Corp.	79,269	179,148
Addus HomeCare Corp.(a)	24,747	1,736,002
American Renal Associates Holdings Inc.(a)(b)	34,566	748,354

7

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Health Care Providers & Services (continued)
Apollo Medical Holdings Inc.(a)(b)	8,374	$184,814
BioScrip Inc.(a)(b)	335,769	1,040,884
Capital Senior Living Corp.(a)(b)	64,242	606,445
Catasys Inc.(a)(b)	12,078	155,202
Civitas Solutions Inc.(a)(b)	40,796	601,741
Community Health Systems Inc.(a)(b)	218,957	757,591
Cross Country Healthcare Inc.(a)(b)	91,116	795,443
CynergisTek Inc./DE(a)(b)	22,379	86,159
Digirad Corp.	55,536	83,304
Five Star Senior Living Inc.(a)(b)	70,409	60,559
Fulgent Genetics Inc.(a)(b)	14,630	57,496
Genesis Healthcare Inc.(a)(b)	149,156	201,361
InfuSystem Holdings Inc.(a)	55,685	180,976
Joint Corp. (The)(a)(b)	25,214	215,580
National Research Corp.	28,913	1,116,042
Nobilis Health Corp.(a)(b)	146,576	146,576
PetIQ Inc.(a)(b)	29,038	1,141,484
Providence Service Corp. (The)(a)	28,865	1,942,037
Psychemedics Corp.	13,425	252,524
Quorum Health Corp.(a)(b)	76,721	449,585
R1 RCM Inc.(a)(b)	268,209	2,725,003
RadNet Inc.(a)	103,461	1,557,088
Sharps Compliance Corp.(a)	38,964	134,426
Triple-S Management Corp., Class B(a)	57,079	1,078,222

		18,491,711
Health Care Technology — 1.1%
Castlight Health Inc., Class B(a)(b)	204,341	551,721
Computer Programs & Systems Inc.(b)	29,996	805,393
HealthStream Inc.	67,534	2,094,229
HTG Molecular Diagnostics Inc.(a)(b)	67,430	340,522
Icad Inc.(a)	37,817	110,047
Inspire Medical Systems Inc.(a)	20,416	859,105
Medical Transcription Billing Corp.(a)(b)	15,331	79,721
NantHealth Inc.(a)(b)	47,559	74,668
Simulations Plus Inc.	31,148	629,190
Streamline Health Solutions Inc.(a)	47,772	56,371
Tabula Rasa HealthCare Inc.(a)(b)	45,349	3,681,885
Vocera Communications Inc.(a)(b)	77,719	2,842,961

		12,125,813
Hotels, Restaurants & Leisure — 2.2%
Ark Restaurants Corp.	6,156	141,650
Biglari Holdings Inc., Class A(a)(b)	239	220,358
Biglari Holdings Inc., Class B, NVS(a)(b)	2,432	441,043
Bojangles’ Inc.(a)(b)	45,885	720,394
Carrols Restaurant Group Inc.(a)	90,040	1,314,584
Century Casinos Inc.(a)	71,345	532,234
Chuy’s Holdings Inc.(a)(b)	43,318	1,137,097
Del Frisco’s Restaurant Group Inc.(a)	84,222	699,043
Del Taco Restaurants Inc.(a)(b)	81,233	959,362
Denny’s Corp.(a)	160,896	2,368,389
Diversified Restaurant Holdings Inc.(a)(b)	40,034	56,048
Dover Downs Gaming & Entertainment Inc.(a)(b)	41,751	118,573
Dover Motorsports Inc.	55,771	119,908
Drive Shack Inc.(a)	156,764	934,313
El Pollo Loco Holdings Inc.(a)(b)	56,686	711,409
Empire Resorts Inc.(a)(b)	9,453	87,913
Famous Dave’s of America Inc.(a)(b)	14,030	91,897
FAT Brands Inc.	4,371	36,498
Full House Resorts Inc.(a)	63,033	181,535

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Golden Entertainment Inc.(a)	46,891	$1,125,853
Good Times Restaurants Inc.(a)(b)	27,790	129,223
Habit Restaurants Inc. (The), Class A(a)(b)	53,105	847,025
Inspired Entertainment Inc.(a)(b)	28,465	173,636
J Alexander’s Holdings Inc.(a)	35,709	424,937
Kona Grill Inc.(a)(b)	16,967	39,024
Lindblad Expeditions Holdings Inc.(a)(b)	56,349	837,910
Luby’s Inc.(a)	58,354	99,202
Monarch Casino & Resort Inc.(a)(b)	29,376	1,335,139
Nathan’s Famous Inc.	7,691	633,738
Nevada Gold & Casinos Inc.(a)	44,063	105,311
Noodles & Co.(a)(b)	36,886	446,321
ONE Group Hospitality Inc. (The)(a)	31,890	112,572
Papa Murphy’s Holdings Inc.(a)	23,786	123,449
Peak Resorts Inc.	31,528	154,487
PlayAGS Inc.(a)(b)	56,973	1,678,994
Potbelly Corp.(a)(b)	59,735	734,740
RCI Hospitality Holdings Inc.	24,423	723,165
Red Lion Hotels Corp.(a)(b)	41,630	520,375
Ruth’s Hospitality Group Inc.	75,555	2,383,760
Town Sports International Holdings Inc.(a)	38,443	332,532
YogaWorks Inc.(a)(b)	13,999	16,799
Zoe’s Kitchen Inc.(a)(b)	49,222	626,104

		24,476,544
Household Durables — 1.4%
AV Homes Inc.(a)(b)	32,580	651,600
Bassett Furniture Industries Inc.	25,072	532,780
Beazer Homes USA Inc.(a)	79,070	830,235
Century Communities Inc.(a)(b)	68,426	1,796,182
CSS Industries Inc.	22,852	325,184
Dixie Group Inc. (The)(a)	40,847	65,355
Emerson Radio Corp.(a)	46,116	67,329
Flexsteel Industries Inc.	17,622	524,078
Green Brick Partners Inc.(a)	65,554	662,095
Hamilton Beach Brands Holding Co., Class A	16,883	370,413
Hooker Furniture Corp.	29,676	1,003,049
Hovnanian Enterprises Inc., Class A(a)(b)	313,409	501,454
Libbey Inc.	57,082	499,468
Lifetime Brands Inc.	29,810	324,929
Lovesac Co. (The)(a)	9,020	225,320
M/I Homes Inc.(a)	71,258	1,705,204
New Home Co. Inc. (The)(a)(b)	34,465	277,788
Nova Lifestyle Inc.(a)(b)	43,841	76,283
Purple Innovation Inc.(a)(b)	11,502	66,712
Skyline Champion Corp.	74,753	2,135,693
Turtle Beach Corp.(a)(b)	20,756	413,875
Universal Electronics Inc.(a)	34,651	1,363,517
Vuzix Corp.(a)(b)	61,916	405,550
ZAGG Inc.(a)(b)	70,533	1,040,362

		15,864,455
Household Products — 0.1%
Ocean Bio-Chem Inc.(b)	11,556	47,149
Oil-Dri Corp. of America	13,454	518,786
Orchids Paper Products Co.(a)(b)	22,744	75,055

		640,990
Independent Power and Renewable Electricity Producers — 0.1%
Atlantic Power Corp.(a)	275,968	607,130
VivoPower International PLC(a)(b)	6,799	9,654

		616,784

8

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Insurance — 1.7%
1347 Property Insurance Holdings Inc.(a)(b)	11,706	$76,674
Atlas Financial Holdings Inc.(a)(b)	26,356	264,878
Blue Capital Reinsurance Holdings Ltd.	15,979	162,986
Citizens Inc./TX(a)(b)	135,010	1,134,084
Conifer Holdings Inc.(a)(b)	14,061	79,445
Crawford & Co., Class B	32,661	300,808
Donegal Group Inc., Class A	28,191	400,594
eHealth Inc.(a)(b)	48,297	1,364,873
EMC Insurance Group Inc.	23,648	584,578
FedNat Holding Co.	29,651	755,507
Global Indemnity Ltd.	21,758	820,277
Goosehead Insurance Inc., Class A(a)	25,803	873,948
Greenlight Capital Re Ltd., Class A(a)(b)	73,618	912,863
Hallmark Financial Services Inc.(a)	34,896	383,856
HCI Group Inc.	18,791	822,106
Health Insurance Innovations Inc., Class A(a)	33,117	2,041,663
Heritage Insurance Holdings Inc.	51,669	765,734
Independence Holding Co.	13,244	475,460
Investors Title Co.	3,513	589,833
Kingstone Companies Inc.	25,252	479,788
NI Holdings Inc.(a)	28,441	479,800
Protective Insurance Corp., Class B	30,526	700,572
Tiptree Inc.	72,446	474,521
Trupanion Inc.(a)(b)	65,130	2,327,095
United Insurance Holdings Corp.	53,054	1,187,348

		18,459,291
Interactive Media & Services — 0.5%
AutoWeb Inc.(a)(b)	26,012	76,996
Care.com Inc.(a)(b)	51,589	1,140,633
DHI Group Inc.(a)	128,185	269,188
Meet Group Inc. (The)(a)(b)	182,958	905,642
QuinStreet Inc.(a)(b)	96,444	1,308,745
Travelzoo(a)	12,773	151,360
XO Group Inc.(a)	62,688	2,161,482
Zedge Inc., Class B(a)	18,303	36,423

		6,050,469
Internet & Direct Marketing Retail — 0.7%
1-800-Flowers.com Inc., Class A(a)	69,279	817,492
Duluth Holdings Inc., Class B(a)	21,638	680,732
EVINE Live Inc.(a)(b)	163,404	187,915
FTD Companies Inc.(a)(b)	41,819	109,984
Gaia Inc.(a)(b)	30,832	474,813
Lands’ End Inc.(a)(b)	27,281	478,782
Leaf Group Ltd.(a)	44,251	442,510
Liquidity Services Inc.(a)	67,258	427,088
Overstock.com Inc.(a)(b)	53,224	1,474,305
PetMed Express Inc.	51,428	1,697,638
Remark Holdings Inc.(a)(b)	66,007	210,562
RumbleON Inc., Class B(a)	18,438	193,230
U.S. Auto Parts Network Inc.(a)(b)	67,740	104,997

		7,300,048
IT Services — 2.0%
ALJ Regional Holdings Inc.(a)(b)	54,323	92,892
Brightcove Inc.(a)	94,264	791,818
Carbonite Inc.(a)(b)	79,771	2,843,836
Cass Information Systems Inc.	30,942	2,014,943
Computer Task Group Inc.(a)	36,841	192,310
ConvergeOne Holdings Inc.(b)	69,088	643,209
CSP Inc.	9,344	122,593

Security	Shares	Value
IT Services (continued)
Edgewater Technology Inc.(a)(b)	35,147	$176,438
Everi Holdings Inc.(a)	168,929	1,549,079
Exela Technologies Inc.(a)(b)	124,391	886,908
Hackett Group Inc. (The)	62,837	1,266,165
I3 Verticals Inc., Class A(a)	20,018	460,014
Information Services Group Inc.(a)(b)	94,861	453,436
Innodata Inc.(a)	72,177	106,100
Internap Corp.(a)(b)	51,423	649,472
JetPay Corp.(a)(b)	13,932	26,471
Limelight Networks Inc.(a)(b)	283,660	1,423,973
MoneyGram International Inc.(a)(b)	76,909	411,463
Perficient Inc.(a)	89,129	2,375,288
PFSweb Inc.(a)(b)	40,495	299,663
PRGX Global Inc.(a)(b)	57,978	504,409
ServiceSource International Inc.(a)(b)	195,815	558,073
StarTek Inc.(a)(b)	33,241	220,055
Steel Connect Inc.(a)(b)	93,434	199,014
Tucows Inc., Class A(a)(b)	24,837	1,384,663
Unisys Corp.(a)(b)	130,524	2,662,690

		22,314,975
Leisure Products — 1.0%
American Outdoor Brands Corp.(a)	138,916	2,157,366
Clarus Corp.	54,445	601,617
Escalade Inc.	30,740	395,009
JAKKS Pacific Inc.(a)(b)	52,405	133,633
Johnson Outdoors Inc., Class A	12,561	1,168,047
Malibu Boats Inc., Class A(a)(b)	53,095	2,905,358
Marine Products Corp.	20,609	471,740
MCBC Holdings Inc.(a)	47,818	1,715,710
Nautilus Inc.(a)(b)	77,383	1,079,493

		10,627,973
Life Sciences Tools & Services — 0.9%
Champions Oncology Inc.(a)(b)	15,974	279,066
ChromaDex Corp.(a)(b)	102,177	438,339
Codexis Inc.(a)(b)	133,157	2,283,643
Enzo Biochem Inc.(a)	114,890	473,347
Fluidigm Corp.(a)(b)	68,827	515,514
Harvard Bioscience Inc.(a)(b)	95,113	499,343
NanoString Technologies Inc.(a)	65,460	1,167,152
NeoGenomics Inc.(a)(b)	165,609	2,542,098
Pacific Biosciences of California Inc.(a)(b)	315,197	1,705,216
Quanterix Corp.(a)	22,267	476,959

		10,380,677
Machinery — 2.4%
ARC Group Worldwide Inc.(a)(b)	31,262	51,582
ASV Holdings Inc.(a)(b)	15,273	75,601
Blue Bird Corp.(a)	39,149	959,150
Columbus McKinnon Corp./NY(b)	58,066	2,295,930
Commercial Vehicle Group Inc.(a)	78,501	719,069
DMC Global Inc.(b)	36,697	1,497,238
Douglas Dynamics Inc.	57,778	2,536,454
Eastern Co. (The)	15,759	447,556
Energy Recovery Inc.(a)(b)	93,798	839,492
ExOne Co. (The)(a)(b)	29,171	276,541
FreightCar America Inc.	30,560	491,099
Gencor Industries Inc.(a)	25,281	304,636
Global Brass & Copper Holdings Inc.	56,782	2,095,256
Graham Corp.	24,842	699,799
Hurco Companies Inc.	16,671	751,862

9

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Machinery (continued)
Jason Industries Inc.(a)(b)	58,518	$197,206
Kadant Inc.	28,850	3,111,472
LB Foster Co., Class A(a)(b)	25,721	528,567
LS Starrett Co. (The), Class A	18,264	109,584
Lydall Inc.(a)	43,526	1,875,971
Manitex International Inc.(a)	39,148	412,228
Miller Industries Inc./TN	29,174	784,781
NN Inc.	70,355	1,097,538
Omega Flex Inc.	7,377	524,947
Park-Ohio Holdings Corp.	23,632	906,287
Perma-Pipe International Holdings Inc.(a)(b)	20,306	184,785
Spartan Motors Inc.	88,448	1,304,608
Titan International Inc.	128,802	955,711
Twin Disc Inc.(a)	21,643	498,655
Xerium Technologies Inc.(a)(b)	36,392	489,836

		27,023,441
Marine — 0.2%
Eagle Bulk Shipping Inc.(a)	130,106	731,196
Genco Shipping & Trading Ltd.(a)	24,768	346,752
Pangaea Logistics Solutions Ltd.(a)	18,701	65,453
Safe Bulkers Inc.(a)(b)	129,712	373,571
Scorpio Bulkers Inc.	149,188	1,081,613

		2,598,585
Media — 1.4%
AH Belo Corp., Class A	56,418	259,523
Beasley Broadcast Group Inc., Class A	20,568	141,919
Boston Omaha Corp., Class A(a)(b)	13,395	400,511
Cardlytics Inc.(a)	15,167	379,782
Central European Media Enterprises Ltd., Class A(a)(b)	226,733	850,249
Daily Journal Corp.(a)(b)	1,501	361,741
Emmis Communications Corp., Class A(a)(b)	29,107	152,230
Entercom Communications Corp., Class A	329,782	2,605,278
Entravision Communications Corp., Class A	166,634	816,507
Fluent Inc.(a)(b)	80,489	173,051
Harte-Hanks Inc.(a)	11,219	79,991
Hemisphere Media Group Inc.(a)(b)	52,482	732,124
Lee Enterprises Inc.(a)(b)	143,608	380,561
Level Brands Inc.(a)(b)	12,186	44,235
Marchex Inc., Class B	106,354	295,664
McClatchy Co. (The), Class A(a)(b)	14,399	122,535
MDC Partners Inc., Class A(a)	142,162	589,972
National CineMedia Inc.	202,222	2,141,531
New Media Investment Group Inc.	153,033	2,401,088
Saga Communications Inc., Class A	10,750	388,613
Salem Media Group Inc.	33,144	112,690
Social Reality Inc.(a)(b)	23,207	86,562
TechTarget Inc.(a)(b)	52,144	1,012,636
Townsquare Media Inc., Class A	23,429	183,449
tronc Inc.(a)	44,358	724,366
Urban One Inc., NVS(a)	60,116	120,232
Xcel Brands Inc.(a)	20,437	48,027

		15,605,067
Metals & Mining — 0.9%
Ampco-Pittsburgh Corp.(a)	20,867	123,115
Friedman Industries Inc.(b)	17,218	162,194
Gold Resource Corp.	139,973	719,461
Haynes International Inc.	31,809	1,129,220
Olympic Steel Inc.	23,606	492,657
Paramount Gold Nevada Corp.(a)(b)	53,785	57,012

Security	Shares	Value
Metals & Mining (continued)
Pershing Gold Corp.(a)(b)	58,187	$70,406
Ramaco Resources Inc.(a)(b)	16,047	119,711
Ryerson Holding Corp.(a)	41,788	472,204
Schnitzer Steel Industries Inc., Class A	67,364	1,822,196
SunCoke Energy Inc.(a)	166,866	1,938,983
Synalloy Corp.	21,474	490,681
TimkenSteel Corp.(a)(b)	102,903	1,530,168
Universal Stainless & Alloy Products Inc.(a)	21,594	550,863

		9,678,871
Mortgage Real Estate Investment — 1.3%
AG Mortgage Investment Trust Inc.	75,429	1,371,299
Anworth Mortgage Asset Corp.(b)	278,391	1,288,950
Arbor Realty Trust Inc.	98,759	1,133,753
Ares Commercial Real Estate Corp.	71,070	992,848
Cherry Hill Mortgage Investment Corp.	43,369	784,979
Dynex Capital Inc.	144,593	922,503
Ellington Residential Mortgage REIT	25,775	291,000
Exantas Capital Corp.	76,081	835,369
Great Ajax Corp.	44,523	605,958
Hunt Companies Finance Trust Inc.(b)	46,525	174,469
Manhattan Bridge Capital Inc.	15,256	97,639
New York Mortgage Trust Inc.(b)	357,199	2,171,770
Orchid Island Capital Inc.(b)	131,284	951,809
Owens Realty Mortgage Inc.(b)	22,184	374,688
Ready Capital Corp.	52,923	881,168
Tremont Mortgage Trust(a)	6,080	71,440
Western Asset Mortgage Capital Corp.	115,413	1,156,438

		14,106,080
Multi-Utilities — 0.2%
Unitil Corp.	39,673	2,019,356

Multiline Retail — 0.1%
Fred’s Inc., Class A	62,887	128,289
Sears Holdings Corp.(a)(b)	102,432	99,134
Tuesday Morning Corp.(a)(b)	115,275	368,880

		596,303
Oil, Gas & Consumable Fuels — 3.0%
Abraxas Petroleum Corp.(a)(b)	419,116	976,540
Adams Resources & Energy Inc.	6,113	259,558
Aemetis Inc.(a)(b)	34,261	34,946
Amyris Inc.(a)(b)	81,250	645,125
Approach Resources Inc.(a)(b)	112,567	251,024
Ardmore Shipping Corp.(a)	88,717	576,660
Bonanza Creek Energy Inc.(a)	48,370	1,440,459
Centrus Energy Corp., Class A(a)(b)	15,906	42,787
Clean Energy Fuels Corp.(a)(b)	353,712	919,651
Cloud Peak Energy Inc.(a)(b)	188,715	434,045
Comstock Resources Inc.(a)	36,084	302,384
Contango Oil & Gas Co.(a)(b)	64,551	398,925
DHT Holdings Inc.	240,158	1,128,743
Dorian LPG Ltd.(a)(b)	74,321	592,338
Earthstone Energy Inc., Class A(a)	49,520	464,498
Eclipse Resources Corp.(a)(b)	217,823	259,209
Energy Fuels Inc./Canada(a)(b)	214,022	701,992
Energy XXI Gulf Coast Inc.(a)	88,667	741,256
Evolution Petroleum Corp.	69,198	764,638
Goodrich Petroleum Corp.(a)	26,057	365,840
Hallador Energy Co.	44,218	275,036
International Seaways Inc.(a)(b)	56,832	1,137,777

10

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Isramco Inc.(a)	2,217	$270,585
Lilis Energy Inc.(a)	116,413	570,424
Lonestar Resources U.S. Inc., Class A(a)(b)	38,004	296,051
Midstates Petroleum Co. Inc.(a)(b)	35,755	318,577
NACCO Industries Inc., Class A	9,505	311,289
NextDecade Corp.(a)	20,060	113,339
Nordic American Tankers Ltd.(b)	359,279	750,893
Northern Oil and Gas Inc.(a)(b)	504,394	2,017,576
Overseas Shipholding Group Inc., Series A(a)	149,053	469,517
Pacific Ethanol Inc.(a)(b)	107,154	203,593
Panhandle Oil and Gas Inc., Class A	40,861	753,885
Penn Virginia Corp.(a)	32,048	2,581,146
Renewable Energy Group Inc.(a)	96,206	2,770,733
REX American Resources Corp.(a)(b)	14,636	1,105,750
Ring Energy Inc.(a)(b)	147,684	1,463,548
Rosehill Resources Inc.(a)(b)	2,420	14,762
Sanchez Energy Corp.(a)(b)	162,805	374,452
SandRidge Energy Inc.(a)	78,732	855,817
SilverBow Resources Inc.(a)	18,945	505,263
Teekay Tankers Ltd., Class A	483,468	477,570
Torchlight Energy Resources Inc.(a)(b)	121,167	116,320
TransAtlantic Petroleum Ltd.(a)	79,206	122,769
Ultra Petroleum Corp.(a)	410,846	460,148
Uranium Energy Corp.(a)(b)	417,291	717,741
VAALCO Energy Inc.(a)(b)	151,893	414,668
Vertex Energy Inc.(a)(b)	65,134	111,379
W&T Offshore Inc.(a)	242,888	2,341,440
Zion Oil & Gas Inc.(a)(b)	141,076	180,577

		33,403,243
Paper & Forest Products — 0.4%
Clearwater Paper Corp.(a)	41,778	1,240,807
Verso Corp., Class A(a)(b)	89,920	3,027,606

		4,268,413
Personal Products — 0.1%
DS Healthcare Group Inc.(a)(c)	30,533	—
Lifevantage Corp.(a)	37,655	413,829
Mannatech Inc.	5,602	112,880
Natural Alternatives International Inc.(a)(b)	15,689	153,752
Natural Health Trends Corp.(b)	18,975	441,738
Nature’s Sunshine Products Inc.(a)	23,339	204,216
United-Guardian Inc.	9,285	149,953
Veru Inc.(a)(b)	90,907	129,088

		1,605,456
Pharmaceuticals — 3.5%
AcelRx Pharmaceuticals Inc.(a)(b)	129,009	496,685
Acer Therapeutics Inc.(a)(b)	9,574	295,262
Aclaris Therapeutics Inc.(a)(b)	70,815	1,028,234
Adamis Pharmaceuticals Corp.(a)(b)	121,643	425,750
Adolor Corp. Escrow(c)	77,501	1
Agile Therapeutics Inc.(a)(b)	34,518	12,651
Alimera Sciences Inc.(a)(b)	164,373	161,086
Amphastar Pharmaceuticals Inc.(a)(b)	96,652	1,859,584
Ampio Pharmaceuticals Inc.(a)(b)	258,833	131,487
ANI Pharmaceuticals Inc.(a)	21,228	1,200,231
Aquestive Therapeutics Inc.(a)	14,543	254,648
Aratana Therapeutics Inc.(a)(b)	116,901	682,702
Assembly Biosciences Inc.(a)(b)	54,517	2,024,761
Assertio Therapeutics Inc.(a)	153,691	903,703
Avenue Therapeutics Inc.(a)(b)	17,329	49,214

Security	Shares	Value
Pharmaceuticals (continued)
Axsome Therapeutics Inc.(a)(b)	43,537	$150,203
BioDelivery Sciences International Inc.(a)(b)	149,442	418,438
Cerecor Inc.(a)	22,796	106,457
Chiasma Inc.(a)(b)	51,619	185,828
Clearside Biomedical Inc.(a)	72,968	448,753
Cocrystal Pharma Inc.(a)(b)	31,162	77,905
Collegium Pharmaceutical Inc.(a)(b)	76,670	1,130,116
Corium International Inc.(a)(b)	71,066	675,838
Cumberland Pharmaceuticals Inc.(a)(b)	30,174	172,293
Cymabay Therapeutics Inc.(a)(b)	152,721	1,692,149
Dermira Inc.(a)(b)	90,207	983,256
Dova Pharmaceuticals Inc.(a)(b)	30,909	648,162
Durect Corp.(a)(b)	408,767	449,644
Eloxx Pharmaceuticals Inc.(a)(b)	57,571	981,010
Endocyte Inc.(a)(b)	167,770	2,979,595
Evofem Biosciences Inc.(a)(b)	13,041	52,816
Evoke Pharma Inc.(a)(b)	38,143	113,666
Evolus Inc.(a)(b)	23,779	442,765
EyePoint Pharmaceuticals Inc.(a)(b)	118,239	422,113
Flex Pharma Inc.(a)	29,218	13,580
Imprimis Pharmaceuticals Inc.(a)(b)	48,880	135,886
Innovate Biopharmaceuticals Inc.(a)(b)	49,333	336,944
Kala Pharmaceuticals Inc.(a)(b)	30,121	297,294
KemPharm Inc.(a)	33,437	160,498
Lannett Co. Inc.(a)(b)	77,429	367,788
Marinus Pharmaceuticals Inc.(a)	96,515	965,150
Melinta Therapeutics Inc.(a)(b)	88,725	350,464
Menlo Therapeutics Inc.(a)(b)	25,479	250,968
Neos Therapeutics Inc.(a)	74,293	360,321
NovaBay Pharmaceuticals Inc.(a)(b)	13,854	26,323
Novan Inc.(a)(b)	47,349	132,104
Novus Therapeutics Inc.(a)(b)	13,655	63,769
Ocular Therapeutix Inc.(a)(b)	85,635	589,169
Odonate Therapeutics Inc.(a)(b)	17,978	348,953
Omeros Corp.(a)(b)	118,368	2,889,363
Opiant Pharmaceuticals Inc.(a)(b)	6,568	117,304
Optinose Inc.(a)(b)	49,817	619,225
Oramed Pharmaceuticals Inc.(a)(b)	27,382	132,255
Otonomy Inc.(a)(b)	70,308	193,347
Pain Therapeutics Inc.(a)(b)	16,141	16,302
Paratek Pharmaceuticals Inc.(a)(b)	80,741	783,188
Pernix Therapeutics Holdings Inc.(a)(b)	32,196	31,018
PLx Pharma Inc.(a)	2,317	9,384
ProPhase Labs Inc.	20,009	60,027
Provention Bio Inc.(a)(b)	17,868	71,651
Reata Pharmaceuticals Inc., Class A(a)	48,491	3,964,624
resTORbio Inc.(a)(b)	20,770	314,458
scPharmaceuticals Inc.(a)(b)	18,689	109,704
SCYNEXIS Inc.(a)(b)	122,653	147,184
Sienna Biopharmaceuticals Inc.(a)	41,093	608,998
SIGA Technologies Inc.(a)(b)	134,765	928,531
Teligent Inc.(a)(b)	109,125	431,044
Tetraphase Pharmaceuticals Inc.(a)(b)	134,553	371,366
Xeris Pharmaceuticals Inc.(a)(b)	17,159	301,655
Zomedica Pharmaceuticals Corp.(a)(b)	74,741	139,766
Zynerba Pharmaceuticals Inc.(a)(b)	39,341	321,023

		38,617,634
Professional Services — 1.8%
Acacia Research Corp.(a)(b)	108,314	346,605
Barrett Business Services Inc.	18,117	1,209,853

11

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Professional Services (continued)
BG Staffing Inc.	21,731	$591,083
CBIZ Inc.(a)	135,491	3,211,137
CRA International Inc.	20,376	1,023,283
DLH Holdings Corp.(a)(b)	17,581	101,267
Forrester Research Inc.	26,988	1,238,749
Franklin Covey Co.(a)	25,991	614,687
GP Strategies Corp.(a)	32,362	545,300
Heidrick & Struggles International Inc.	48,066	1,627,034
Hudson Global Inc.(a)(b)	82,735	131,549
InnerWorkings Inc.(a)(b)	110,637	876,245
Kelly Services Inc., Class A, NVS	81,040	1,947,391
Kforce Inc.	59,229	2,227,010
Mastech Digital Inc.(a)(b)	10,902	104,332
Mistras Group Inc.(a)	45,852	993,613
RCM Technologies Inc.	26,423	112,826
Red Violet Inc.(a)(b)	12,534	81,596
Reis Inc.	23,742	546,066
Resources Connection Inc.	77,811	1,291,663
ShiftPixy Inc.(a)(b)	42,372	164,403
Volt Information Sciences Inc.(a)(b)	33,919	130,588
Willdan Group Inc.(a)(b)	20,464	694,958

		19,811,238
Real Estate Management & Development — 0.6%
Altisource Asset Management Corp.(a)	2,143	128,259
Altisource Portfolio Solutions SA(a)(b)	25,614	825,539
American Realty Investors Inc.(a)(b)	6,225	105,327
Consolidated-Tomoka Land Co.(b)	10,831	674,555
Essential Properties Realty Trust Inc.	92,333	1,310,205
Forestar Group Inc.(a)	28,326	600,511
FRP Holdings Inc.(a)	19,121	1,187,414
Griffin Industrial Realty Inc.	4,751	185,289
Maui Land & Pineapple Co. Inc.(a)(b)	18,078	231,399
Rafael Holdings Inc., Class B(a)(b)	22,233	186,757
Tejon Ranch Co.(a)(b)	55,892	1,213,415
Trinity Place Holdings Inc.(a)(b)	52,607	320,377

		6,969,047
Road & Rail — 0.5%
Covenant Transportation Group Inc., Class A(a)	32,008	930,153
Daseke Inc.(a)(b)	105,250	844,105
PAM Transportation Services Inc.(a)	5,869	382,013
Patriot Transportation Holding Inc.(a)(b)	6,304	120,469
Roadrunner Transportation Systems Inc.(a)	67,557	56,478
U.S. Xpress Enterprises Inc., Class A(a)	54,355	750,099
Universal Logistics Holdings Inc.	22,187	816,482
USA Truck Inc.(a)(b)	20,874	422,281
YRC Worldwide Inc.(a)(b)	85,782	770,322

		5,092,402
Semiconductors & Semiconductor Equipment — 2.5%
ACM Research Inc., Class A(a)(b)	21,368	236,544
Adesto Technologies Corp.(a)(b)	64,583	384,269
Aehr Test Systems(a)	42,909	95,258
Alpha & Omega Semiconductor Ltd.(a)	50,644	588,990
Amtech Systems Inc.(a)(b)	31,899	170,341
Aquantia Corp.(a)	56,113	717,685
Atomera Inc.(a)(b)	28,716	171,722
Axcelis Technologies Inc.(a)	82,524	1,621,597
AXT Inc.(a)(b)	97,821	699,420
CEVA Inc.(a)	56,612	1,627,595
Cohu Inc.	72,147	1,810,890

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
CVD Equipment Corp.(a)(b)	12,453	$76,586
CyberOptics Corp.(a)	18,230	368,246
Everspin Technologies Inc.(a)(b)	29,393	225,738
FormFactor Inc.(a)	190,847	2,624,146
GSI Technology Inc.(a)(b)	41,623	287,199
Ichor Holdings Ltd.(a)(b)	61,020	1,246,028
Impinj Inc.(a)(b)	41,898	1,039,908
Intermolecular Inc.(a)(b)	48,003	56,163
inTEST Corp.(a)	26,696	206,894
Kopin Corp.(a)(b)	156,808	379,475
Nanometrics Inc.(a)(b)	58,671	2,201,336
NeoPhotonics Corp.(a)(b)	90,940	754,802
NVE Corp.	12,253	1,297,348
PDF Solutions Inc.(a)(b)	70,668	638,132
Photronics Inc.(a)(b)	177,232	1,745,735
Pixelworks Inc.(a)(b)	90,270	407,118
QuickLogic Corp.(a)(b)	208,083	208,083
Rudolph Technologies Inc.(a)	80,832	1,976,342
SMART Global Holdings Inc.(a)(b)	25,467	731,922
Ultra Clean Holdings Inc.(a)(b)	97,878	1,228,369
Xcerra Corp.(a)	139,586	1,991,892

		27,815,773
Software — 1.9%
A10 Networks Inc.(a)	128,815	783,195
Agilysys Inc.(a)	43,000	700,900
Amber Road Inc.(a)	61,170	588,455
American Software Inc./GA, Class A	73,922	896,674
Asure Software Inc.(a)(b)	26,250	326,025
Aware Inc./MA(a)	42,413	152,687
BSQUARE Corp.(a)	35,166	80,882
ChannelAdvisor Corp.(a)	67,233	837,051
Datawatch Corp.(a)(b)	28,523	332,293
Digimarc Corp.(a)(b)	29,320	922,114
Digital Turbine Inc.(a)(b)	184,539	228,828
Domo Inc., Class B(a)(b)	20,546	440,712
eGain Corp.(a)	46,920	380,052
Evolving Systems Inc.(a)	24,528	57,641
Finjan Holdings Inc.(a)	49,382	212,836
Fusion Connect Inc.(a)(b)	56,102	144,182
GlobalSCAPE Inc.	41,756	167,442
GSE Systems Inc.(a)	46,684	168,062
Intelligent Systems Corp.(a)	4,150	43,865
Issuer Direct Corp.	5,687	87,011
Majesco(a)(b)	18,259	137,855
Mam Software Group Inc.(a)(b)	15,059	115,954
Marin Software Inc.(a)(b)	10,998	35,194
Mind CTI Ltd.	62,477	144,947
Mitek Systems Inc.(a)(b)	83,820	590,931
MobileIron Inc.(a)(b)	188,330	998,149
Model N Inc.(a)	68,359	1,083,490
Net Element Inc.(a)(b)	7,697	41,487
NetSol Technologies Inc.(a)	28,323	186,932
NXT-ID Inc.(a)(b)	53,809	70,490
OneSpan Inc.(a)(b)	81,462	1,551,851
Park City Group Inc.(a)(b)	34,443	347,874
QAD Inc., Class A	27,281	1,545,469
RealNetworks Inc.(a)(b)	64,310	189,071
Rimini Street Inc.(a)(b)	26,030	164,249
Rubicon Project Inc. (The)(a)(b)	117,498	422,993
Seachange International Inc.(a)	79,738	142,731

12

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Software (continued)
SharpSpring Inc.(a)(b)	19,539	$273,937
ShotSpotter Inc.(a)(b)	19,273	1,181,242
SITO Mobile Ltd.(a)(b)	56,327	100,262
Smith Micro Software Inc.(a)(b)	39,165	98,696
Support.com Inc.(a)(b)	47,504	137,762
Synacor Inc.(a)(b)	88,417	141,467
Telaria Inc.(a)(b)	114,349	433,383
Telenav Inc.(a)(b)	77,541	391,582
Upland Software Inc.(a)	41,005	1,324,872
Veritone Inc.(a)(b)	18,739	195,448
VirnetX Holding Corp.(a)(b)	143,282	666,261
Zix Corp.(a)	141,274	784,071

		21,049,557
Specialty Retail — 2.5%
America’s Car-Mart Inc./TX(a)(b)	15,645	1,223,439
Ascena Retail Group Inc.(a)	455,438	2,081,352
Barnes & Noble Education Inc.(a)	98,312	566,277
Barnes & Noble Inc.	152,284	883,247
Big 5 Sporting Goods Corp.(b)	50,421	257,147
Blink Charging Co.(a)(b)	24,902	61,010
Boot Barn Holdings Inc.(a)(b)	71,760	2,038,702
Build-A-Bear Workshop Inc.(a)(b)	39,187	354,642
Cato Corp. (The), Class A	58,392	1,227,400
Christopher & Banks Corp.(a)(b)	89,114	67,736
Citi Trends Inc.	32,862	945,440
Conn’s Inc.(a)	50,722	1,793,023
Container Store Group Inc. (The)(a)	41,452	460,117
Destination Maternity Corp.(a)(b)	30,421	141,762
Destination XL Group Inc.(a)(b)	91,568	228,920
Francesca’s Holdings Corp.(a)(b)	89,158	330,776
GNC Holdings Inc., Class A(a)	211,716	876,504
Haverty Furniture Companies Inc.	50,039	1,105,862
Hibbett Sports Inc.(a)	48,915	919,602
J. Jill Inc.(a)(b)	41,615	257,181
Kirkland’s Inc.(a)(b)	41,289	416,606
Lazydays Holdings Inc.(a)(b)	14,696	110,955
Lumber Liquidators Holdings Inc.(a)(b)	73,125	1,132,706
MarineMax Inc.(a)(b)	67,647	1,437,499
New York & Co. Inc.(a)(b)	76,421	294,985
Pier 1 Imports Inc.	203,847	305,771
Rent-A-Center Inc./TX(a)(b)	114,555	1,647,301
Sears Hometown and Outlet Stores Inc.(a)(b)	24,018	68,451
Shoe Carnival Inc.	27,517	1,059,404
Sportsman’s Warehouse Holdings Inc.(a)(b)	99,384	581,396
Stage Stores Inc.(b)	71,255	140,372
Stein Mart Inc.(a)(b)	80,343	188,806
Tandy Leather Factory Inc.(a)	17,460	128,331
Tile Shop Holdings Inc.	103,474	739,839
Tilly’s Inc., Class A	37,686	714,150
Trans World Entertainment Corp.(a)	40,836	38,790
Vitamin Shoppe Inc.(a)	42,879	428,790
Winmark Corp.	6,402	1,062,732
Zumiez Inc.(a)	48,030	1,265,590

		27,582,613
Technology Hardware, Storage & Peripherals — 0.3%
AstroNova Inc.	17,982	388,411
Avid Technology Inc.(a)(b)	71,720	425,300
Boxlight Corp., Class A(a)(b)	2,710	7,913
Eastman Kodak Co.(a)(b)	41,853	129,744

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Immersion Corp.(a)	64,474	$681,490
Intevac Inc.(a)(b)	56,956	296,171
Quantum Corp.(a)	72,881	174,915
TransAct Technologies Inc.	19,255	277,272
USA Technologies Inc.(a)(b)	147,330	1,060,776

		3,441,992
Textiles, Apparel & Luxury Goods — 1.0%
Crocs Inc.(a)(b)	175,020	3,726,176
Crown Crafts Inc.	25,597	145,903
Culp Inc.	28,809	697,178
Delta Apparel Inc.(a)(b)	18,260	324,845
Jerash Holdings U.S. Inc.(a)	3,158	20,527
Lakeland Industries Inc.(a)	21,411	284,766
Movado Group Inc.	40,484	1,696,280
Perry Ellis International Inc.(a)	34,733	949,253
Rocky Brands Inc.	18,080	511,664
Sequential Brands Group Inc.(a)(b)	104,460	174,448
Superior Group of Companies Inc.	24,368	463,479
Unifi Inc.(a)	40,176	1,138,186
Vera Bradley Inc.(a)	58,906	898,906
Vince Holding Corp.(a)	8,065	118,959

		11,150,570
Thrifts & Mortgage Finance — 3.6%
BankFinancial Corp.	44,363	707,146
Bridgewater Bancshares Inc.(a)(b)	14,383	187,267
BSB Bancorp. Inc./MA(a)	26,754	872,180
Central Federal Corp.(a)(b)	10,806	167,493
Coastway Bancorp. Inc.(a)(b)	11,501	324,328
Dime Community Bancshares Inc.	85,421	1,524,765
Entegra Financial Corp.(a)	16,809	446,279
ESSA Bancorp. Inc.	33,570	545,848
Federal Agricultural Mortgage Corp., Class C, NVS	23,331	1,684,032
First Defiance Financial Corp.	54,339	1,636,147
FS Bancorp. Inc.(b)	9,348	520,871
Hingham Institution for Savings	3,922	862,095
Home Bancorp. Inc.	22,206	965,517
HomeStreet Inc.(a)(b)	66,647	1,766,145
HopFed Bancorp. Inc.	21,457	375,498
Impac Mortgage Holdings Inc.(a)(b)	24,791	185,685
Luther Burbank Corp.(b)	50,388	548,221
Merchants Bancorp/IN(b)	42,535	1,081,240
Meridian Bancorp. Inc.	130,223	2,213,791
Meta Financial Group Inc.	24,204	2,000,461
NMI Holdings Inc., Class A(a)	160,816	3,642,482
Ocwen Financial Corp.(a)(b)	303,200	1,194,608
OP Bancorp(a)	35,933	416,823
PB Bancorp Inc.	23,262	273,329
PCSB Financial Corp.(b)	47,748	971,194
PHH Corp.(a)	84,160	924,918
Ponce de Leon Federal Bank(a)(b)	25,494	385,214
Provident Bancorp. Inc.(a)(b)	13,313	385,411
Provident Financial Holdings Inc.	25,189	460,959
Prudential Bancorp. Inc.	27,178	470,451
Randolph Bancorp Inc.(a)	18,483	305,524
Riverview Bancorp. Inc.	62,406	551,669
Sachem Capital Corp.	33,147	138,223
Security National Financial Corp., Class A(a)(b)	24,891	129,433
Severn Bancorp. Inc.(b)	27,186	266,423
SI Financial Group Inc.	43,417	607,838

13

Schedule of Investments (unaudited) (continued)	iShares® Micro-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Southern Missouri Bancorp. Inc.	21,044	$784,310
Sterling Bancorp Inc./MI	57,208	647,022
Territorial Bancorp. Inc.	26,831	792,856
Timberland Bancorp. Inc./WA	18,567	580,033
United Community Financial Corp./OH	133,383	1,289,814
United Financial Bancorp. Inc.	137,097	2,307,343
Waterstone Financial Inc.	79,610	1,365,311
Western New England Bancorp Inc.	87,071	940,367
WMIH Corp.(a)(b)	802,071	1,114,879

		39,561,443
Tobacco — 0.2%
22nd Century Group Inc.(a)(b)	304,644	856,050
Pyxus International Inc.(a)(b)	22,103	508,369
Turning Point Brands Inc.	21,260	881,439

		2,245,858
Trading Companies & Distributors — 0.8%
BlueLinx Holdings Inc.(a)(b)	23,067	726,380
CAI International Inc.(a)	44,100	1,008,567
DXP Enterprises Inc./TX(a)	40,790	1,634,455
EnviroStar Inc.(b)	10,065	392,032
Foundation Building Materials Inc.(a)(b)	39,401	491,331
General Finance Corp.(a)	27,822	443,761
Houston Wire & Cable Co.(a)(b)	44,453	342,288
Huttig Building Products Inc.(a)	63,369	267,417
Lawson Products Inc./DE(a)	18,005	610,370
Titan Machinery Inc.(a)	48,452	750,279
Transcat Inc.(a)(b)	17,585	401,817
Veritiv Corp.(a)	29,656	1,079,478
Willis Lease Finance Corp.(a)	9,037	311,867

		8,460,042
Water Utilities — 0.8%
AquaVenture Holdings Ltd.(a)(b)	28,231	510,134
Artesian Resources Corp., Class A, NVS	21,131	777,198
Cadiz Inc.(a)(b)	58,256	649,554
Connecticut Water Service Inc.	31,374	2,176,414
Consolidated Water Co. Ltd.	39,643	549,056
Global Water Resources Inc.	33,056	350,063
Middlesex Water Co.	41,682	2,018,243
Pure Cycle Corp.(a)(b)	46,543	537,572
York Water Co. (The)	34,271	1,041,838

		8,610,072
Wireless Telecommunication Services — 0.6%
Boingo Wireless Inc.(a)(b)	106,349	3,711,580
Gogo Inc.(a)(b)	149,888	777,919
NII Holdings Inc.(a)(b)	228,612	1,339,666
Spok Holdings Inc.	48,649	749,195

		6,578,360

Total Common Stocks — 99.9%
(Cost: $986,999,166)		1,102,043,854

Warrants

Energy Equipment & Services — 0.0%
Basic Energy Services Inc., (Expires 12/23/23)(a)(c)	4,203	841

Oil, Gas & Consumable Fuels — 0.0%
Bonanza Creek Energy Inc., (Expires 04/28/20)(a)(c)	3,803	684

Security	Shares	Value
Thrifts & Mortgage Finance — 0.0%
Ditech Holding Corp., (Expires 02/09/28)(a)	3,469	$937
Ditech Holding Corp., (Expires 01/31/28)(a)	2,752	359

		1,296

Total Warrants — 0.0%
(Cost: $0)		2,821

Short-Term Investments

Money Market Funds — 18.3%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 2.24%(d)(e)(f)	199,696,981	199,756,890
BlackRock Cash Funds: Treasury, SL Agency Shares,
1.97%(d)(e)	2,708,759	2,708,759

		202,465,649

Total Short-Term Investments — 18.3%
(Cost: $202,420,128)		202,465,649

Total Investments in Securities — 118.2%
(Cost: $1,189,419,294)		1,304,512,324
Other Assets, Less Liabilities — (18.2)%		(201,018,284)

Net Assets — 100.0%		$1,103,494,040

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

14

Schedule of Investments (unaudited)	iShares® Russell 1000 Pure U.S. Revenue ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 0.7%
Harris Corp.	162	$27,412
Huntington Ingalls Industries Inc.	58	14,852
TransDigm Group Inc.(a)	66	24,572

		66,836
Air Freight & Logistics — 0.2%
CH Robinson Worldwide Inc.	188	18,409

Airlines — 0.6%
Alaska Air Group Inc.	164	11,293
Southwest Airlines Co.	724	45,214

		56,507
Banks — 12.7%
Associated Banc-Corp.	227	5,902
Bank of America Corp.	11,455	337,464
Bank of Hawaii Corp.	57	4,498
Bank OZK	150	5,694
BankUnited Inc.	124	4,390
BB&T Corp.	967	46,938
BOK Financial Corp.	32	3,113
CIT Group Inc.	140	7,225
Citizens Financial Group Inc.	598	23,065
Comerica Inc.	212	19,122
Commerce Bancshares Inc.	110	7,262
Cullen/Frost Bankers Inc.	67	6,997
East West Bancorp. Inc.	178	10,746
F.N.B. Corp.	399	5,075
Fifth Third Bancorp.	821	22,922
First Citizens BancShares Inc./NC, Class A	10	4,523
First Hawaiian Inc.	131	3,558
First Horizon National Corp.	400	6,904
First Republic Bank/CA	202	19,392
Huntington Bancshares Inc./OH	1,377	20,545
KeyCorp	1,299	25,837
M&T Bank Corp.	181	29,782
PacWest Bancorp.	161	7,672
People’s United Financial Inc.	428	7,327
Pinnacle Financial Partners Inc.	93	5,594
PNC Financial Services Group Inc. (The)(b)	571	77,764
Prosperity Bancshares Inc.	89	6,172
Regions Financial Corp.	1,380	25,323
Signature Bank/New York NY	66	7,579
Sterling Bancorp./DE	276	6,072
SunTrust Banks Inc.	571	38,137
SVB Financial Group(a)	65	20,204
Synovus Financial Corp.	134	6,136
TCF Financial Corp.	222	5,286
Texas Capital Bancshares Inc.(a)	61	5,042
U.S. Bancorp.	1,892	99,917
Umpqua Holdings Corp.	271	5,637
Webster Financial Corp.	106	6,250
Wells Fargo & Co.	5,341	280,723
Western Alliance Bancorp.(a)	121	6,884
Wintrust Financial Corp.	69	5,861
Zions BanCorp.	237	11,886

		1,256,420
Beverages — 0.5%
Constellation Brands Inc., Class A	214	46,143

Security	Shares	Value
Biotechnology — 1.6%
Agios Pharmaceuticals Inc.(a)	69	$5,321
Alnylam Pharmaceuticals Inc.(a)	122	10,678
Bluebird Bio Inc.(a)	74	10,804
Exact Sciences Corp.(a)	164	12,943
Incyte Corp.(a)	240	16,579
Ionis Pharmaceuticals Inc.(a)	168	8,665
Neurocrine Biosciences Inc.(a)	121	14,877
Regeneron Pharmaceuticals Inc.(a)	109	44,040
Sarepta Therapeutics Inc.(a)	86	13,890
Seattle Genetics Inc.(a)	140	10,797
TESARO Inc.(a)	61	2,380
United Therapeutics Corp.(a)	58	7,417

		158,391
Building Products — 0.0%
Armstrong World Industries Inc.(a)	62	4,315

Capital Markets — 2.8%
Ameriprise Financial Inc.	175	25,841
Cboe Global Markets Inc.	138	13,242
Charles Schwab Corp. (The)	1,487	73,086
CME Group Inc.	418	71,148
E*TRADE Financial Corp.(a)	313	16,398
Eaton Vance Corp., NVS	143	7,516
LPL Financial Holdings Inc.	102	6,580
Raymond James Financial Inc.	157	14,452
T Rowe Price Group Inc.	295	32,208
TD Ameritrade Holding Corp.	346	18,279

		278,750
Chemicals — 0.0%
Scotts Miracle-Gro Co. (The)	55	4,330

Commercial Services & Supplies — 1.2%
ADT Inc.	148	1,390
Cintas Corp.	119	23,540
KAR Auction Services Inc.	183	10,923
Republic Services Inc.	306	22,234
Rollins Inc.	125	7,586
Waste Management Inc.	587	53,041

		118,714
Construction Materials — 0.4%
Eagle Materials Inc.	63	5,370
Martin Marietta Materials Inc.	86	15,648
Vulcan Materials Co.	179	19,905

		40,923
Consumer Finance — 1.5%
Ally Financial Inc.	523	13,833
Capital One Financial Corp.	586	55,629
Credit Acceptance Corp.(a)	12	5,257
Discover Financial Services	427	32,644
Navient Corp.	356	4,799
OneMain Holdings Inc.(a)	109	3,664
Santander Consumer USA Holdings Inc.	154	3,086
SLM Corp.(a)	577	6,434
Synchrony Financial	918	28,531

		153,877
Containers & Packaging — 0.3%
Packaging Corp. of America	127	13,930
WestRock Co.	345	18,437

		32,367

15

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Distributors — 0.1%
Pool Corp.	51	$8,511

Diversified Consumer Services — 0.4%
Grand Canyon Education Inc.(a)	65	7,332
H&R Block Inc.	281	7,236
Service Corp. International/U.S.	228	10,078
ServiceMaster Global Holdings Inc.(a)	178	11,041

		35,687
Diversified Financial Services — 3.6%
Berkshire Hathaway Inc., Class B(a)	1,602	343,004
Jefferies Financial Group Inc.	411	9,025
Voya Financial Inc.	207	10,282

		362,311
Diversified Telecommunication Services — 6.7%
AT&T Inc.	9,897	332,341
CenturyLink Inc.	1,301	27,581
Verizon Communications Inc.	5,633	300,746

		660,668
Electric Utilities — 5.9%
Alliant Energy Corp.	327	13,920
American Electric Power Co. Inc.	674	47,773
Avangrid Inc.	75	3,595
Duke Energy Corp.	977	78,180
Edison International	435	29,441
Entergy Corp.	246	19,958
Evergy Inc.	368	20,211
Eversource Energy	431	26,481
Exelon Corp.	1,324	57,806
FirstEnergy Corp.	675	25,090
Hawaiian Electric Industries Inc.	148	5,267
NextEra Energy Inc.	641	107,432
OGE Energy Corp.	285	10,351
PG&E Corp.	714	32,851
Pinnacle West Capital Corp.	151	11,956
Southern Co. (The)	1,387	60,473
Xcel Energy Inc.	693	32,716

		583,501
Electrical Equipment — 0.2%
Acuity Brands Inc.	54	8,489
Hubbell Inc.	71	9,483

		17,972
Electronic Equipment, Instruments & Components — 0.2%
CDW Corp./DE	197	17,517

Energy Equipment & Services — 0.2%
Helmerich & Payne Inc.	139	9,559
Patterson-UTI Energy Inc.	299	5,116
RPC Inc.	54	836

		15,511
Entertainment — 0.1%
Madison Square Garden Co. (The), Class A(a)	25	7,883

Equity Real Estate Investment Trusts (REITs) — 7.6%
Alexandria Real Estate Equities Inc.	129	16,227
American Campus Communities Inc.	168	6,915
American Homes 4 Rent, Class A	340	7,443
Apartment Investment & Management Co., Class A	192	8,473
Apple Hospitality REIT Inc.	268	4,687
AvalonBay Communities Inc.	170	30,795

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Boston Properties Inc.	190	$23,387
Brandywine Realty Trust	210	3,301
Brixmor Property Group Inc.	373	6,531
Brookfield Property REIT Inc., Class A	217	4,542
Camden Property Trust	109	10,199
Columbia Property Trust Inc.	167	3,948
CoreSite Realty Corp.	40	4,446
Corporate Office Properties Trust	119	3,550
Crown Castle International Corp.	514	57,224
CubeSmart	229	6,533
CyrusOne Inc.	114	7,228
DDR Corp.	179	2,397
Douglas Emmett Inc.	195	7,355
Duke Realty Corp.	456	12,937
Empire State Realty Trust Inc., Class A	169	2,807
EPR Properties	84	5,746
Equity Commonwealth(a)	160	5,134
Equity LifeStyle Properties Inc.	104	10,031
Equity Residential	449	29,751
Essex Property Trust Inc.	81	19,984
Extra Space Storage Inc.	149	12,909
Federal Realty Investment Trust	90	11,382
Forest City Realty Trust Inc., Class A	248	6,222
Gaming and Leisure Properties Inc.	249	8,777
HCP Inc.	563	14,818
Healthcare Trust of America Inc., Class A	255	6,801
Highwoods Properties Inc.	122	5,766
Hospitality Properties Trust	218	6,287
Host Hotels & Resorts Inc.	923	19,475
Hudson Pacific Properties Inc.	186	6,086
Invitation Homes Inc.	369	8,454
JBG SMITH Properties	118	4,346
Kilroy Realty Corp.	118	8,459
Kimco Realty Corp.	503	8,420
Lamar Advertising Co., Class A	97	7,547
Life Storage Inc.	52	4,948
Macerich Co. (The)	168	9,289
Mid-America Apartment Communities Inc.	136	13,624
National Retail Properties Inc.	204	9,143
Omega Healthcare Investors Inc.	229	7,504
Outfront Media Inc.	166	3,312
Paramount Group Inc.	287	4,331
Park Hotels & Resorts Inc.	263	8,632
Public Storage	182	36,697
Realty Income Corp.	350	19,911
Regency Centers Corp.	185	11,964
Retail Properties of America Inc., Class A	271	3,303
Senior Housing Properties Trust	317	5,567
Simon Property Group Inc.	379	66,988
SL Green Realty Corp.	103	10,046
Spirit Realty Capital Inc.	588	4,739
STORE Capital Corp.	246	6,836
Sun Communities Inc.	99	10,052
Taubman Centers Inc.	73	4,368
UDR Inc.	339	13,706
Uniti Group Inc.(a)	204	4,111
Ventas Inc.	440	23,927
VEREIT Inc.	1,199	8,705
VICI Properties Inc.	459	9,924
Vornado Realty Trust	213	15,549

16

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Weingarten Realty Investors	142	$4,226

		758,722
Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	46	5,939
Kroger Co. (The)	1,082	31,497
Sprouts Farmers Market Inc.(a)	189	5,180
U.S. Foods Holding Corp.(a)	290	8,938

		51,554
Food Products — 1.0%
Conagra Brands Inc.	545	18,513
Flowers Foods Inc.	245	4,572
Hormel Foods Corp.	382	15,051
JM Smucker Co. (The)	149	15,289
Pinnacle Foods Inc.	169	10,953
Post Holdings Inc.(a)	89	8,725
Tyson Foods Inc., Class A	398	23,693

		96,796
Gas Utilities — 0.2%
Atmos Energy Corp.	148	13,899
National Fuel Gas Co.	104	5,830

		19,729
Health Care Equipment & Supplies — 0.3%
ABIOMED Inc.(a)	58	26,086

Health Care Providers & Services — 11.0%
Aetna Inc.	438	88,848
AmerisourceBergen Corp.	216	19,920
Anthem Inc.	354	97,014
Cardinal Health Inc.	425	22,950
Centene Corp.(a)	276	39,959
Chemed Corp.	21	6,711
Cigna Corp.	321	66,848
CVS Health Corp.	1,384	108,948
DaVita Inc.(a)	176	12,607
Encompass Health Corp.	134	10,445
Envision Healthcare Corp.(a)	164	7,500
Express Scripts Holding Co.(a)	764	72,588
HCA Healthcare Inc.	377	52,448
Humana Inc.	187	63,303
MEDNAX Inc.(a)	125	5,833
Molina Healthcare Inc.(a)	84	12,491
Premier Inc., Class A(a)	81	3,708
Quest Diagnostics Inc.	181	19,532
UnitedHealth Group Inc.	1,301	346,118
Universal Health Services Inc., Class B	114	14,574
WellCare Health Plans Inc.(a)	68	21,793

		1,094,138
Health Care Technology — 0.4%
athenahealth Inc.(a)	54	7,214
Cerner Corp.(a)	434	27,954

		35,168
Hotels, Restaurants & Leisure — 0.8%
Caesars Entertainment Corp.(a)	813	8,333
Chipotle Mexican Grill Inc.(a)	33	14,999
Choice Hotels International Inc.	47	3,915
Darden Restaurants Inc.	169	18,791
Domino’s Pizza Inc.	56	16,509
Extended Stay America Inc.	254	5,139
Hilton Grand Vacations Inc.(a)	132	4,369

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Six Flags Entertainment Corp.	97	$6,773
Wendy’s Co. (The)	236	4,045

		82,873
Household Durables — 0.6%
DR Horton Inc.	468	19,740
Lennar Corp., Class A	390	18,209
Lennar Corp., Class B	11	424
NVR Inc.(a)	4	9,883
PulteGroup Inc.	355	8,793
Toll Brothers Inc.	188	6,210

		63,259
Independent Power and Renewable Electricity Producers — 0.3%
NRG Energy Inc.	412	15,409
Vistra Energy Corp.(a)	561	13,957

		29,366
Insurance — 3.4%
Allstate Corp. (The)	430	42,441
American Financial Group Inc./OH	84	9,321
American National Insurance Co.	6	776
Arch Capital Group Ltd.(a)	479	14,279
Athene Holding Ltd., Class A(a)	196	10,125
Brighthouse Financial Inc.(a)	149	6,592
Brown & Brown Inc.	302	8,930
Cincinnati Financial Corp.	189	14,517
CNA Financial Corp.	29	1,324
Erie Indemnity Co., Class A, NVS	27	3,443
Fidelity National Financial Inc.	337	13,261
First American Financial Corp.	132	6,810
Hartford Financial Services Group Inc. (The)	442	22,082
Lincoln National Corp.	270	18,268
Loews Corp.	352	17,681
Mercury General Corp.	31	1,555
Old Republic International Corp.	371	8,303
Principal Financial Group Inc.	347	20,331
Progressive Corp. (The)	713	50,652
Torchmark Corp.	125	10,836
Travelers Companies Inc. (The)	332	43,064
White Mountains Insurance Group Ltd.	3	2,808
WR Berkley Corp.	117	9,352

		336,751
Interactive Media & Services — 0.1%
Zillow Group Inc., Class A(a)	65	2,873
Zillow Group Inc., Class C, NVS(a)	150	6,638

		9,511
Internet & Direct Marketing Retail — 0.3%
GrubHub Inc.(a)	123	17,051
Wayfair Inc., Class A(a)	78	11,518

		28,569
IT Services — 2.3%
Black Knight Inc.(a)	167	8,676
Booz Allen Hamilton Holding Corp.	199	9,876
Broadridge Financial Solutions Inc.	157	20,716
CoreLogic Inc./U.S.(a)	110	5,435
Fiserv Inc.(a)	551	45,391
Jack Henry & Associates Inc.	105	16,809
Leidos Holdings Inc.	188	13,002
Paychex Inc.	437	32,185
Square Inc., Class A(a)	395	39,109

17

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
IT Services (continued)
Switch Inc., Class A	49	$529
Worldpay Inc., Class A(a)	407	41,217

		232,945
Machinery — 0.1%
Trinity Industries Inc.	212	7,768

Marine — 0.1%
Kirby Corp.(a)	79	6,498

Media — 3.7%
Cable One Inc.	5	4,418
CBS Corp., Class B, NVS	451	25,910
Charter Communications Inc., Class A(a)	239	77,885
Comcast Corp., Class A	6,221	220,286
DISH Network Corp., Class A(a)	299	10,692
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	107	4,648
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	220	9,559
Sirius XM Holdings Inc.	1,819	11,496
Tribune Media Co., Class A	116	4,458

		369,352
Metals & Mining — 0.5%
Nucor Corp.	434	27,537
Reliance Steel & Aluminum Co.	91	7,762
Steel Dynamics Inc.	300	13,557

		48,856
Mortgage Real Estate Investment — 0.5%
AGNC Investment Corp.	590	10,992
Annaly Capital Management Inc.	1,575	16,112
Chimera Investment Corp.	256	4,641
MFA Financial Inc.	552	4,057
New Residential Investment Corp.	395	7,039
Starwood Property Trust Inc.	304	6,542
Two Harbors Investment Corp.	304	4,539

		53,922
Multi-Utilities — 2.8%
Ameren Corp.	325	20,547
CenterPoint Energy Inc.	669	18,498
CMS Energy Corp.	383	18,767
Consolidated Edison Inc.	426	32,457
Dominion Energy Inc.	891	62,619
DTE Energy Co.	246	26,846
MDU Resources Group Inc.	251	6,448
NiSource Inc.	479	11,937
Public Service Enterprise Group Inc.	696	36,742
SCANA Corp.	195	7,584
Vectren Corp.	113	8,078
WEC Energy Group Inc.	437	29,174

		279,697
Multiline Retail — 1.7%
Dollar General Corp.	366	40,004
Dollar Tree Inc.(a)	321	26,178
Kohl’s Corp.	234	17,445
Macy’s Inc.	414	14,378
Nordstrom Inc.	168	10,048
Target Corp.	730	64,393

		172,446
Oil, Gas & Consumable Fuels — 6.1%
Andeavor	192	29,472
Antero Resources Corp.(a)	354	6,269

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Cabot Oil & Gas Corp.	596	$13,422
Centennial Resource Development Inc./DE, Class A(a)	273	5,965
Cheniere Energy Inc.(a)	314	21,820
Chesapeake Energy Corp.(a)	1,222	5,487
Cimarex Energy Co.	127	11,803
CNX Resources Corp.(a)	319	4,565
Concho Resources Inc.(a)	265	40,479
Continental Resources Inc./OK(a)	119	8,125
Diamondback Energy Inc.	134	18,116
Energen Corp.(a)	119	10,254
EOG Resources Inc.	787	100,398
EQT Corp.	359	15,879
Extraction Oil & Gas Inc.(a)	138	1,558
HollyFrontier Corp.	219	15,308
Kinder Morgan Inc./DE	2,599	46,080
Marathon Petroleum Corp.	608	48,622
Newfield Exploration Co.(a)	258	7,438
ONEOK Inc.	565	38,301
Parsley Energy Inc., Class A(a)	377	11,027
PBF Energy Inc., Class A	162	8,085
Pioneer Natural Resources Co.	230	40,064
QEP Resources Inc.(a)	366	4,143
Range Resources Corp.	316	5,369
SM Energy Co.	167	5,266
Targa Resources Corp.	311	17,512
Whiting Petroleum Corp.(a)	122	6,471
Williams Companies Inc. (The)	1,659	45,108
WPX Energy Inc.(a)	566	11,388

		603,794
Pharmaceuticals — 0.1%
Jazz Pharmaceuticals PLC(a)	80	13,450

Professional Services — 0.2%
CoStar Group Inc.(a)	48	20,200

Real Estate Management & Development — 0.1%
Howard Hughes Corp. (The)(a)	48	5,962
Realogy Holdings Corp.	145	2,993

		8,955
Road & Rail — 3.6%
AMERCO	9	3,210
CSX Corp.	1,112	82,344
JB Hunt Transport Services Inc.	119	14,154
Knight-Swift Transportation Holdings Inc.	176	6,068
Landstar System Inc.	51	6,222
Norfolk Southern Corp.	387	69,853
Old Dominion Freight Line Inc.	90	14,513
Schneider National Inc., Class B	65	1,624
Union Pacific Corp.	1,007	163,970

		361,958
Software — 1.3%
2U Inc.(a)	75	5,639
Intuit Inc.	332	75,497
Paycom Software Inc.(a)	68	10,568
RealPage Inc.(a)	98	6,458
RingCentral Inc., Class A(a)	92	8,561
Tyler Technologies Inc.(a)	49	12,008
Ultimate Software Group Inc. (The)(a)	40	12,887

		131,618

18

Schedule of Investments (unaudited) (continued)	iShares® Russell 1000 Pure U.S. Revenue ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Specialty Retail — 7.2%
Advance Auto Parts Inc.	96	$16,160
AutoNation Inc.(a)	75	3,116
AutoZone Inc.(a)	35	27,150
Best Buy Co. Inc.	329	26,109
Burlington Stores Inc.(a)	91	14,826
CarMax Inc.(a)	243	18,145
Dick’s Sporting Goods Inc.	115	4,080
Floor & Decor Holdings Inc., Class A(a)	66	1,991
Home Depot Inc. (The)	1,569	325,018
L Brands Inc.	332	10,060
Lowe’s Companies Inc.	1,112	127,680
Michaels Companies Inc. (The)(a)	147	2,386
O’Reilly Automotive Inc.(a)	109	37,858
Ross Stores Inc.	504	49,946
Tractor Supply Co.	166	15,086
Ulta Salon Cosmetics & Fragrance Inc.(a)	78	22,005
Urban Outfitters Inc.(a)	111	4,540
Williams-Sonoma Inc.	113	7,426

		713,582
Textiles, Apparel & Luxury Goods — 0.1%
Carter’s Inc.	61	6,015

Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	589	6,108
TFS Financial Corp.	38	570

		6,678
Tobacco — 1.6%
Altria Group Inc.	2,578	155,479

Trading Companies & Distributors — 0.6%
Fastenal Co.	391	22,686
HD Supply Holdings Inc.(a)	264	11,296
MSC Industrial Direct Co. Inc., Class A	60	5,287
United Rentals Inc.(a)	112	18,323
Watsco Inc.	41	7,302

		64,894
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	13	600

Water Utilities — 0.3%
American Water Works Co. Inc.	247	21,729
Aqua America Inc.	256	9,446

		31,175
Wireless Telecommunication Services — 0.4%
Sprint Corp.(a)	896	5,860
Telephone & Data Systems Inc.	150	4,565
T-Mobile U.S. Inc.(a)	418	29,335
U.S. Cellular Corp.(a)	23	1,030

		40,790

Total Common Stocks — 99.8%
(Cost: $9,368,429)		9,908,737

Security	Shares	Value
Short-Term Investments

Money Market Funds — 0.8%
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(b)(c)	76,822	$76,822

Total Short-Term Investments — 0.8%
(Cost: $76,822)		76,822

Total Investments in Securities — 100.6%
(Cost: $9,445,251)		9,985,559
Other Assets, Less Liabilities — (0.6)%		(58,721)

Net Assets — 100.0%		$9,926,838

(a)	Non-income producing security.
(b)	Affiliate of the Fund.
(c)	Annualized 7-day yield as of period-end.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

19

Schedule of Investments (unaudited)	iShares® Russell 2500 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.1%
BWX Technologies Inc.	283	$17,699
Curtiss-Wright Corp.	126	17,315
HEICO Corp.	111	10,280
HEICO Corp., Class A	216	16,308
Hexcel Corp.	249	16,695
Huntington Ingalls Industries Inc.	121	30,986
Spirit AeroSystems Holdings Inc., Class A	302	27,684
Teledyne Technologies Inc.(a)	101	24,915

		161,882
Airlines — 0.3%
Alaska Air Group Inc.	337	23,206
Copa Holdings SA, Class A, NVS	89	7,106
JetBlue Airways Corp.(a)	892	17,269

		47,581
Auto Components — 0.4%
Adient PLC	266	10,456
Gentex Corp.	768	16,481
Goodyear Tire & Rubber Co. (The)	676	15,812
Visteon Corp.(a)	84	7,804

		50,553
Automobiles — 0.2%
Harley-Davidson Inc.	467	21,155
Thor Industries Inc.	143	11,969

		33,124
Banks — 2.8%
Associated Banc-Corp.	481	12,506
Bank of Hawaii Corp.	113	8,917
Bank OZK	346	13,134
BankUnited Inc.	296	10,478
BOK Financial Corp.	92	8,950
CIT Group Inc.	323	16,670
Commerce Bancshares Inc.	270	17,825
Cullen/Frost Bankers Inc.	163	17,024
East West Bancorp. Inc.	412	24,872
F.N.B. Corp.	919	11,690
First Citizens BancShares Inc./NC, Class A	22	9,950
First Hawaiian Inc.	302	8,202
First Horizon National Corp.	923	15,931
PacWest Bancorp.	350	16,678
People’s United Financial Inc.	985	16,863
Pinnacle Financial Partners Inc.	214	12,872
Popular Inc.	287	14,709
Prosperity Bancshares Inc.	190	13,177
Signature Bank/New York NY	151	17,341
Sterling Bancorp./DE	635	13,970
Synovus Financial Corp.	330	15,111
TCF Financial Corp.	469	11,167
Texas Capital Bancshares Inc.(a)	142	11,736
Umpqua Holdings Corp.	624	12,979
Webster Financial Corp.	260	15,330
Western Alliance Bancorp.(a)	280	15,929
Wintrust Financial Corp.	152	12,911
Zions BanCorp.	547	27,432

		404,354
Biotechnology — 1.8%
Agios Pharmaceuticals Inc.(a)(b)	144	11,105
Alkermes PLC(a)	438	18,589

Security	Shares	Value
Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)	254	$22,230
Bluebird Bio Inc.(a)	154	22,484
Exact Sciences Corp.(a)	341	26,912
Exelixis Inc.(a)	835	14,796
Ionis Pharmaceuticals Inc.(a)(b)	355	18,311
Neurocrine Biosciences Inc.(a)	254	31,229
Sage Therapeutics Inc.(a)(b)	126	17,798
Sarepta Therapeutics Inc.(a)(b)	179	28,910
Seattle Genetics Inc.(a)(b)	307	23,676
TESARO Inc.(a)(b)	110	4,291
United Therapeutics Corp.(a)	122	15,601

		255,932
Building Products — 0.9%
Allegion PLC	272	24,635
AO Smith Corp.	407	21,722
Armstrong World Industries Inc.(a)	128	8,909
Fortune Brands Home & Security Inc.	405	21,206
Lennox International Inc.	102	22,277
Owens Corning	312	16,932
USG Corp.(a)	234	10,134

		125,815
Capital Markets — 1.1%
BGC Partners Inc., Class A	771	9,113
Eaton Vance Corp., NVS	330	17,345
Evercore Inc., Class A	115	11,563
FactSet Research Systems Inc.	107	23,937
Lazard Ltd., Class A	331	15,931
Legg Mason Inc.	244	7,620
LPL Financial Holdings Inc.	249	16,063
MarketAxess Holdings Inc.(b)	102	18,206
Morningstar Inc.	52	6,547
SEI Investments Co.	355	21,690
Virtu Financial Inc., Class A	117	2,393

		150,408
Chemicals — 1.4%
Ashland Global Holdings Inc.	178	14,927
Axalta Coating Systems Ltd.(a)	603	17,583
Cabot Corp.	173	10,851
CF Industries Holdings Inc.	665	36,203
Chemours Co. (The)	509	20,075
Huntsman Corp.	622	16,937
NewMarket Corp.	22	8,921
Olin Corp.	475	12,198
Platform Specialty Products Corp.(a)	632	7,881
RPM International Inc.	374	24,288
Scotts Miracle-Gro Co. (The)	115	9,054
Valvoline Inc.	544	11,701
WR Grace & Co.	190	13,577

		204,196
Commercial Services & Supplies — 0.5%
ADT Inc.	300	2,817
Clean Harbors Inc.(a)	148	10,594
KAR Auction Services Inc.	385	22,981
Rollins Inc.	275	16,690
Stericycle Inc.(a)	236	13,848

		66,930
Communications Equipment — 0.3%
ARRIS International PLC(a)	485	12,605
CommScope Holding Co. Inc.(a)	541	16,641

20

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Communications Equipment (continued)
EchoStar Corp., Class A(a)	136	$6,307
Ubiquiti Networks Inc.	55	5,437

		40,990
Construction & Engineering — 0.6%
AECOM(a)	455	14,860
Fluor Corp.	400	23,240
Jacobs Engineering Group Inc.	371	28,382
Quanta Services Inc.(a)	426	14,220
Valmont Industries Inc.	62	8,587

		89,289
Construction Materials — 0.1%
Eagle Materials Inc.	132	11,252

Consumer Finance — 0.4%
Credit Acceptance Corp.(a)	32	14,018
Navient Corp.	744	10,029
OneMain Holdings Inc.(a)	217	7,294
Santander Consumer USA Holdings Inc.	329	6,593
SLM Corp.(a)	1,240	13,826

		51,760
Containers & Packaging — 1.3%
AptarGroup Inc.	178	19,178
Ardagh Group SA	53	884
Avery Dennison Corp.	250	27,087
Bemis Co. Inc.	258	12,539
Berry Global Group Inc.(a)	376	18,195
Crown Holdings Inc.(a)	368	17,664
Graphic Packaging Holding Co.	881	12,343
Owens-Illinois Inc.(a)	436	8,192
Packaging Corp. of America	264	28,958
Sealed Air Corp.	452	18,148
Silgan Holdings Inc.	221	6,144
Sonoco Products Co.	280	15,540

		184,872
Distributors — 0.1%
Pool Corp.	113	18,857

Diversified Consumer Services — 0.7%
Bright Horizons Family Solutions Inc.(a)	163	19,208
Graham Holdings Co., Class B	12	6,952
Grand Canyon Education Inc.(a)	134	15,115
H&R Block Inc.	587	15,115
Service Corp. International/U.S.	496	21,923
ServiceMaster Global Holdings Inc.(a)	386	23,944

		102,257
Diversified Financial Services — 0.2%
Voya Financial Inc.	458	22,749

Diversified Telecommunication Services — 0.1%
Zayo Group Holdings Inc.(a)	566	19,651

Electric Utilities — 0.6%
Alliant Energy Corp.	660	28,096
Hawaiian Electric Industries Inc.	308	10,962
OGE Energy Corp.	568	20,630
Pinnacle West Capital Corp.	318	25,179

		84,867
Electrical Equipment — 0.6%
Acuity Brands Inc.	114	17,921
GrafTech International Ltd.(b)	166	3,239

Security	Shares	Value
Electrical Equipment (continued)
Hubbell Inc.	156	$20,837
nVent Electric PLC	458	12,439
Regal Beloit Corp.	123	10,141
Sensata Technologies Holding PLC(a)	478	23,685

		88,262
Electronic Equipment, Instruments & Components — 2.0%
Arrow Electronics Inc.(a)	248	18,282
Avnet Inc.	335	14,998
CDW Corp./DE	422	37,524
Cognex Corp.	472	26,347
Coherent Inc.(a)(b)	69	11,881
Dolby Laboratories Inc., Class A	178	12,455
FLIR Systems Inc.	383	23,543
Jabil Inc.	470	12,728
Keysight Technologies Inc.(a)	535	35,460
Littelfuse Inc.	69	13,654
National Instruments Corp.	314	15,176
Trimble Inc.(a)	710	30,856
Zebra Technologies Corp., Class A(a)	148	26,171

		279,075
Energy Equipment & Services — 0.5%
Apergy Corp.(a)	221	9,627
Helmerich & Payne Inc.	302	20,769
Nabors Industries Ltd.	995	6,129
Patterson-UTI Energy Inc.	623	10,659
RPC Inc.	162	2,508
Transocean Ltd.(a)(b)	1,222	17,047
Weatherford International PLC(a)(b)	2,837	7,688

		74,427
Entertainment — 0.7%
Cinemark Holdings Inc.	305	12,261
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	72	2,562
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	566	21,050
Lions Gate Entertainment Corp., Class A(b)	144	3,512
Lions Gate Entertainment Corp., Class B, NVS	281	6,547
Live Nation Entertainment Inc.(a)	387	21,080
Madison Square Garden Co. (The), Class A(a)	51	16,081
Zynga Inc., Class A(a)	2,179	8,738

		91,831
Equity Real Estate Investment Trusts (REITs) — 5.7%
American Campus Communities Inc.	388	15,970
American Homes 4 Rent, Class A	737	16,133
Apartment Investment & Management Co., Class A	445	19,638
Apple Hospitality REIT Inc.	617	10,791
Brandywine Realty Trust	500	7,860
Brixmor Property Group Inc.	859	15,041
Camden Property Trust	253	23,673
Colony Capital Inc.	1,387	8,447
Columbia Property Trust Inc.	335	7,919
CoreSite Realty Corp.	104	11,559
Corporate Office Properties Trust	290	8,651
CubeSmart	529	15,092
CyrusOne Inc.	294	18,640
DDR Corp.	437	5,851
Douglas Emmett Inc.	457	17,238
Duke Realty Corp.	1,016	28,824
Empire State Realty Trust Inc., Class A	393	6,528
EPR Properties	210	14,366
Equity Commonwealth(a)	335	10,750

21

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Equity LifeStyle Properties Inc.	241	$23,245
Forest City Realty Trust Inc., Class A	606	15,205
Gaming and Leisure Properties Inc.	578	20,375
Healthcare Trust of America Inc., Class A	588	15,682
Highwoods Properties Inc.	289	13,658
Hospitality Properties Trust	463	13,353
Hudson Pacific Properties Inc.	439	14,364
Iron Mountain Inc.	800	27,616
JBG SMITH Properties	298	10,975
Kilroy Realty Corp.	276	19,787
Kimco Realty Corp.	1,158	19,385
Lamar Advertising Co., Class A	238	18,516
Liberty Property Trust	420	17,745
Life Storage Inc.(b)	126	11,990
Macerich Co. (The)	388	21,453
Medical Properties Trust Inc.	1,033	15,402
National Retail Properties Inc.	446	19,990
Omega Healthcare Investors Inc.(b)	558	18,286
Outfront Media Inc.	395	7,880
Paramount Group Inc.	590	8,903
Park Hotels & Resorts Inc.	572	18,773
Rayonier Inc.(b)	367	12,408
Regency Centers Corp.	433	28,002
Retail Properties of America Inc., Class A	624	7,607
Retail Value Inc.(a)	43	1,406
Senior Housing Properties Trust	670	11,765
Spirit Realty Capital Inc.	1,218	9,817
STORE Capital Corp.	528	14,673
Sun Communities Inc.	237	24,065
Taubman Centers Inc.	169	10,111
Uniti Group Inc.(a)	469	9,450
VEREIT Inc.	2,762	20,052
VICI Properties Inc.	1,058	22,874
Weingarten Realty Investors	340	10,118
WP Carey Inc.	301	19,357

		817,259
Food & Staples Retailing — 0.3%
Casey’s General Stores Inc.	104	13,428
Sprouts Farmers Market Inc.(a)	357	9,785
U.S. Foods Holding Corp.(a)	617	19,016

		42,229
Food Products — 0.8%
Flowers Foods Inc.	511	9,535
Hain Celestial Group Inc. (The)(a)	236	6,400
Ingredion Inc.	202	21,202
Lamb Weston Holdings Inc.	418	27,839
Pilgrim’s Pride Corp.(a)	150	2,713
Pinnacle Foods Inc.	337	21,841
Post Holdings Inc.(a)	188	18,432
Seaboard Corp.	1	3,710
TreeHouse Foods Inc.(a)	155	7,417

		119,089
Gas Utilities — 0.5%
Atmos Energy Corp.	311	29,206
National Fuel Gas Co.	232	13,006
UGI Corp.	492	27,296

		69,508
Health Care Equipment & Supplies — 1.6%
Cantel Medical Corp.	101	9,298

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Cooper Companies Inc. (The)	138	$38,247
DexCom Inc.(a)	249	35,617
Hill-Rom Holdings Inc.	188	17,747
ICU Medical Inc.(a)	43	12,158
Insulet Corp.(a)	162	17,164
Integra LifeSciences Holdings Corp.(a)(b)	202	13,306
Masimo Corp.(a)	126	15,692
Penumbra Inc.(a)	88	13,174
STERIS PLC	239	27,341
West Pharmaceutical Services Inc.	209	25,805

		225,549
Health Care Providers & Services — 1.1%
Acadia Healthcare Co. Inc.(a)(b)	246	8,659
Chemed Corp.	43	13,742
Encompass Health Corp.	275	21,436
Envision Healthcare Corp.(a)	342	15,640
MEDNAX Inc.(a)	263	12,272
Molina Healthcare Inc.(a)	176	26,171
Premier Inc., Class A(a)	150	6,867
WellCare Health Plans Inc.(a)	142	45,509

		150,296
Health Care Technology — 0.4%
athenahealth Inc.(a)	114	15,230
Veeva Systems Inc., Class A(a)	342	37,234

		52,464
Hotels, Restaurants & Leisure — 1.6%
Aramark	696	29,942
Caesars Entertainment Corp.(a)	1,692	17,343
Choice Hotels International Inc.	100	8,330
Domino’s Pizza Inc.	120	35,376
Dunkin’ Brands Group Inc.	236	17,398
Extended Stay America Inc.	539	10,904
Hilton Grand Vacations Inc.(a)	276	9,136
Hyatt Hotels Corp., Class A	121	9,630
International Game Technology PLC	281	5,550
Six Flags Entertainment Corp.	205	14,313
Vail Resorts Inc.	114	31,284
Wendy’s Co. (The)	535	9,170
Wyndham Destinations Inc.	278	12,054
Wyndham Hotels & Resorts Inc.	278	15,448

		225,878
Household Durables — 0.5%
Leggett & Platt Inc.	373	16,334
NVR Inc.(a)	9	22,237
PulteGroup Inc.	739	18,305
Tempur Sealy International Inc.(a)	132	6,983
Toll Brothers Inc.	401	13,245

		77,104
Household Products — 0.1%
Energizer Holdings Inc.	168	9,853
Spectrum Brands Holdings Inc.	116	8,668

		18,521
Independent Power and Renewable Electricity Producers — 0.4%
NRG Energy Inc.	865	32,351
Vistra Energy Corp.(a)	1,168	29,060

		61,411
Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	167	20,341

22

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Insurance — 2.3%
Alleghany Corp.	41	$26,754
American Financial Group Inc./OH	205	22,749
American National Insurance Co.	22	2,844
Aspen Insurance Holdings Ltd.	168	7,022
Assurant Inc.	150	16,193
Assured Guaranty Ltd.	304	12,838
Axis Capital Holdings Ltd.	234	13,504
Brighthouse Financial Inc.(a)	342	15,130
Brown & Brown Inc.	662	19,575
Erie Indemnity Co., Class A, NVS	71	9,055
Everest Re Group Ltd.	116	26,503
First American Financial Corp.	290	14,961
Hanover Insurance Group Inc. (The)	120	14,804
Mercury General Corp.	78	3,913
Old Republic International Corp.	806	18,038
Reinsurance Group of America Inc.	182	26,310
RenaissanceRe Holdings Ltd.	114	15,228
Torchmark Corp.	302	26,180
White Mountains Insurance Group Ltd.(b)	8	7,487
WR Berkley Corp.	271	21,661

		320,749
Interactive Media & Services — 0.3%
Match Group Inc.(a)(b)	148	8,571
TripAdvisor Inc.(a)	296	15,117
Zillow Group Inc., Class A(a)	158	6,983
Zillow Group Inc., Class C, NVS(a)(b)	346	15,310

		45,981
Internet & Direct Marketing Retail — 0.4%
GrubHub Inc.(a)	257	35,626
Wayfair Inc., Class A(a)	163	24,070

		59,696
IT Services — 2.1%
Black Knight Inc.(a)	404	20,988
Booz Allen Hamilton Holding Corp.	397	19,703
Conduent Inc.(a)(b)	542	12,206
CoreLogic Inc./U.S.(a)	232	11,463
EPAM Systems Inc.(a)	145	19,966
Euronet Worldwide Inc.(a)	140	14,031
Genpact Ltd.	419	12,825
GoDaddy Inc., Class A(a)	448	37,359
Jack Henry & Associates Inc.	220	35,218
Leidos Holdings Inc.	408	28,217
Okta Inc.(a)	244	17,168
Sabre Corp.	724	18,882
Switch Inc., Class A(b)	101	1,091
Teradata Corp.(a)	338	12,746
Twilio Inc., Class A(a)	204	17,601
WEX Inc.(a)	118	23,690

		303,154
Leisure Products — 0.3%
Brunswick Corp./DE	247	16,554
Mattel Inc.	980	15,386
Polaris Industries Inc.	167	16,859

		48,799
Life Sciences Tools & Services — 1.0%
Bio-Rad Laboratories Inc., Class A(a)	60	18,779
Bio-Techne Corp.	106	21,636
Bruker Corp.	286	9,567
Charles River Laboratories International Inc.(a)	134	18,028

Security	Shares	Value
Life Sciences Tools & Services (continued)
PerkinElmer Inc.(b)	309	$30,057
PRA Health Sciences Inc.(a)	163	17,961
QIAGEN NV(a)	631	23,902

		139,930
Machinery — 2.8%
AGCO Corp.	182	11,064
Allison Transmission Holdings Inc.	327	17,007
Colfax Corp.(a)(b)	245	8,835
Crane Co.	143	14,064
Donaldson Co. Inc.	370	21,556
Flowserve Corp.	373	20,399
Gardner Denver Holdings Inc.(a)	302	8,559
Gates Industrial Corp. PLC(a)	126	2,457
Graco Inc.	472	21,872
IDEX Corp.	216	32,543
ITT Inc.	243	14,886
Lincoln Electric Holdings Inc.	180	16,819
Middleby Corp. (The)(a)(b)	156	20,179
Nordson Corp.	166	23,057
Oshkosh Corp.	208	14,818
Pentair PLC	451	19,551
Snap-on Inc.	160	29,376
Terex Corp.	188	7,503
Timken Co. (The)	196	9,771
Toro Co. (The)	294	17,631
Trinity Industries Inc.	415	15,206
WABCO Holdings Inc.(a)	150	17,691
Wabtec Corp./DE	245	25,696
Welbilt Inc.(a)	371	7,746

		398,286
Marine — 0.1%
Kirby Corp.(a)	168	13,818

Media — 0.5%
AMC Networks Inc., Class A(a)	126	8,359
Cable One Inc.	12	10,603
GCI Liberty Inc., Class A(a)	287	14,637
Interpublic Group of Companies Inc. (The)	1,094	25,020
John Wiley & Sons Inc., Class A	126	7,636
Tribune Media Co., Class A	250	9,607

		75,862
Metals & Mining — 0.7%
Alcoa Corp.(a)	533	21,533
Reliance Steel & Aluminum Co.	200	17,058
Royal Gold Inc.	186	14,333
Steel Dynamics Inc.	637	28,786
U.S. Steel Corp.(b)	502	15,301

		97,011
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	1,362	25,374
Chimera Investment Corp.	530	9,609
MFA Financial Inc.	1,274	9,364
New Residential Investment Corp.	963	17,160
Starwood Property Trust Inc.	742	15,968
Two Harbors Investment Corp.	701	10,466

		87,941
Multi-Utilities — 0.3%
MDU Resources Group Inc.	552	14,181
SCANA Corp.	406	15,789

23

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Multi-Utilities (continued)
Vectren Corp.	238	$17,015

		46,985
Multiline Retail — 0.4%
Kohl’s Corp.	471	35,113
Nordstrom Inc.	335	20,036

		55,149
Oil, Gas & Consumable Fuels — 1.9%
Antero Resources Corp.(a)	688	12,184
Centennial Resource Development Inc./DE, Class A(a)	521	11,384
Chesapeake Energy Corp.(a)	2,561	11,499
CNX Resources Corp.(a)	598	8,557
Energen Corp.(a)	245	21,112
Extraction Oil & Gas Inc.(a)	314	3,545
HollyFrontier Corp.	463	32,364
Kosmos Energy Ltd.(a)	677	6,330
Murphy Oil Corp.	467	15,570
Newfield Exploration Co.(a)	568	16,375
Parsley Energy Inc., Class A(a)	754	22,055
PBF Energy Inc., Class A	340	16,969
QEP Resources Inc.(a)	678	7,675
Range Resources Corp.	600	10,194
SM Energy Co.	316	9,963
Targa Resources Corp.	621	34,969
Whiting Petroleum Corp.(a)	256	13,578
WPX Energy Inc.(a)	1,130	22,736

		277,059
Paper & Forest Products — 0.1%
Domtar Corp.	178	9,286

Personal Products — 0.2%
Herbalife Nutrition Ltd.(a)	309	16,856
Nu Skin Enterprises Inc., Class A	157	12,940

		29,796
Pharmaceuticals — 0.3%
Catalent Inc.(a)	412	18,766
Jazz Pharmaceuticals PLC(a)	168	28,246

		47,012
Professional Services — 0.4%
Dun & Bradstreet Corp. (The)	106	15,106
ManpowerGroup Inc.	185	15,902
Robert Half International Inc.	344	24,211

		55,219
Real Estate Management & Development — 0.3%
Howard Hughes Corp. (The)(a)	108	13,416
Jones Lang LaSalle Inc.	127	18,329
Realogy Holdings Corp.	352	7,265

		39,010
Road & Rail — 0.5%
AMERCO	20	7,133
Genesee & Wyoming Inc., Class A(a)	168	15,286
Knight-Swift Transportation Holdings Inc.	367	12,654
Landstar System Inc.	117	14,274
Ryder System Inc.	149	10,888
Schneider National Inc., Class B	136	3,397

		63,632
Semiconductors & Semiconductor Equipment — 1.6%
Advanced Micro Devices Inc.(a)(b)	2,582	79,758
Cypress Semiconductor Corp.	1,020	14,780

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
First Solar Inc.(a)	234	$11,330
Marvell Technology Group Ltd.	1,562	30,147
MKS Instruments Inc.	149	11,942
Monolithic Power Systems Inc.	116	14,562
ON Semiconductor Corp.(a)	1,212	22,337
Teradyne Inc.	531	19,636
Universal Display Corp.(b)	121	14,266
Versum Materials Inc.	310	11,163

		229,921
Software — 3.2%
2U Inc.(a)	156	11,730
Aspen Technology Inc.(a)	204	23,238
Cadence Design Systems Inc.(a)	799	36,211
Ceridian HCM Holding Inc.(a)	67	2,816
DocuSign Inc.(a)(b)	94	4,942
Fair Isaac Corp.(a)	82	18,741
FireEye Inc.(a)	546	9,282
Fortinet Inc.(a)	398	36,723
Guidewire Software Inc.(a)(b)	228	23,030
LogMeIn Inc.	146	13,009
Manhattan Associates Inc.(a)	186	10,156
Nuance Communications Inc.(a)	814	14,098
Nutanix Inc., Class A(a)	304	12,987
Paycom Software Inc.(a)	139	21,602
Pegasystems Inc.	107	6,698
Pluralsight Inc., Class A(a)	59	1,888
Proofpoint Inc.(a)	139	14,780
PTC Inc.(a)	333	35,361
RealPage Inc.(a)	204	13,444
RingCentral Inc., Class A(a)	188	17,493
SS&C Technologies Holdings Inc.	588	33,416
Tableau Software Inc., Class A(a)	199	22,236
Tyler Technologies Inc.(a)	108	26,466
Ultimate Software Group Inc. (The)(a)	87	28,031
Zendesk Inc.(a)	297	21,087

		459,465
Specialty Retail — 0.7%
AutoNation Inc.(a)(b)	157	6,523
Burlington Stores Inc.(a)	188	30,629
Dick’s Sporting Goods Inc.	216	7,664
Floor & Decor Holdings Inc., Class A(a)	138	4,164
Foot Locker Inc.	331	16,874
Michaels Companies Inc. (The)(a)	312	5,064
Penske Automotive Group Inc.	101	4,786
Urban Outfitters Inc.(a)	210	8,589
Williams-Sonoma Inc.	236	15,510

		99,803
Technology Hardware, Storage & Peripherals — 0.3%
NCR Corp.(a)	335	9,517
Pure Storage Inc., Class A(a)	468	12,145
Xerox Corp.	636	17,159

		38,821
Textiles, Apparel & Luxury Goods — 0.7%
Carter’s Inc.	127	12,522
Columbia Sportswear Co.	88	8,190
Hanesbrands Inc.	1,021	18,817
Michael Kors Holdings Ltd.(a)	400	27,424
Ralph Lauren Corp.	157	21,595

24

Schedule of Investments (unaudited) (continued)	iShares® Russell 2500 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
Skechers U.S.A. Inc., Class A(a)	378	$10,558

		99,106
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,357	14,072
TFS Financial Corp.	140	2,101

		16,173
Trading Companies & Distributors — 0.6%
Air Lease Corp.	265	12,158
HD Supply Holdings Inc.(a)	520	22,251
MSC Industrial Direct Co. Inc., Class A	127	11,190
Univar Inc.(a)	329	10,087
Watsco Inc.	91	16,207
WESCO International Inc.(a)	133	8,173

		80,066
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	227	10,471

Water Utilities — 0.1%
Aqua America Inc.	508	18,745

Wireless Telecommunication Services — 0.1%
Telephone & Data Systems Inc.	278	8,460
U.S. Cellular Corp.(a)	36	1,612

		10,072

Total Common Stocks — 54.8%
(Cost: $7,189,448)		7,817,581

Investment Companies

Exchange Traded Funds — 45.1%
iShares Russell 2000 ETF(c)	38,183	6,435,745

Total Investment Companies — 45.1%
(Cost: $5,777,422)		6,435,745

Short-Term Investments

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(d)(e)	329,780	329,879
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	30,090	30,090

		359,969

Total Short-Term Investments — 2.5%
(Cost: $359,924)		359,969

Total Investments in Securities — 102.4%
(Cost: $13,326,794)		14,613,295
Other Assets, Less Liabilities — (2.4)%		(347,797)

Net Assets — 100.0%		$14,265,498

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

25

Schedule of Investments (unaudited)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.5%
AAR Corp.	10,672	$511,082
Aerojet Rocketdyne Holdings Inc.(a)	20,555	698,664
Aerovironment Inc.(a)	6,638	744,584
Arconic Inc.	132,748	2,921,783
Astronics Corp.(a)	5,803	252,431
Axon Enterprise Inc.(a)	17,385	1,189,656
Boeing Co. (The)	164,321	61,110,980
BWX Technologies Inc.	30,314	1,895,838
Cubic Corp.	7,327	535,237
Curtiss-Wright Corp.	13,371	1,837,443
Ducommun Inc.(a)	2,999	122,479
Engility Holdings Inc.(a)	4,472	160,947
Esterline Technologies Corp.(a)	7,797	709,137
General Dynamics Corp.	78,675	16,106,346
Harris Corp.	36,124	6,112,542
HEICO Corp.(b)	12,070	1,117,803
HEICO Corp., Class A	23,355	1,763,303
Hexcel Corp.	26,618	1,784,737
Huntington Ingalls Industries Inc.	12,736	3,261,435
KeyW Holding Corp. (The)(a)	16,952	146,804
KLX Inc.(a)	14,997	941,512
Kratos Defense & Security Solutions Inc.(a)(b)	28,980	428,324
L3 Technologies Inc.	23,656	5,029,739
Lockheed Martin Corp.	75,241	26,030,376
Maxar Technologies Ltd.	17,088	565,100
Mercury Systems Inc.(a)	14,070	778,352
Moog Inc., Class A	9,350	803,820
National Presto Industries Inc.	1,298	168,286
Northrop Grumman Corp.	49,052	15,567,633
Raytheon Co.	87,072	17,994,300
Rockwell Collins Inc.	49,860	7,003,834
Sparton Corp.(a)	2,908	41,962
Spirit AeroSystems Holdings Inc., Class A	32,208	2,952,507
Teledyne Technologies Inc.(a)	10,665	2,630,842
Textron Inc.	75,654	5,406,991
TransDigm Group Inc.(a)	14,746	5,489,936
Triumph Group Inc.	14,470	337,151
United Technologies Corp.	227,153	31,758,261
Vectrus Inc.(a)	2,929	91,356
Wesco Aircraft Holdings Inc.(a)(b)	14,666	164,993

		227,168,506
Air Freight & Logistics — 0.6%
Air Transport Services Group Inc.(a)(b)	18,039	387,297
Atlas Air Worldwide Holdings Inc.(a)	7,440	474,300
CH Robinson Worldwide Inc.	42,420	4,153,767
Echo Global Logistics Inc.(a)(b)	7,512	232,496
Expeditors International of Washington Inc.	53,270	3,916,943
FedEx Corp.	75,006	18,060,695
Forward Air Corp.	8,365	599,771
Hub Group Inc., Class A(a)	10,473	477,569
Radiant Logistics Inc.(a)	9,598	56,724
United Parcel Service Inc., Class B	209,464	24,454,922
XPO Logistics Inc.(a)	38,078	4,347,365

		57,161,849
Airlines — 0.5%
Alaska Air Group Inc.	36,060	2,483,092
Allegiant Travel Co.	3,564	451,915
American Airlines Group Inc.	125,093	5,170,094

Security	Shares	Value
Airlines (continued)
Copa Holdings SA, Class A, NVS	9,324	$744,428
Delta Air Lines Inc.	194,414	11,242,962
Hawaiian Holdings Inc.	16,184	648,978
JetBlue Airways Corp.(a)	96,004	1,858,637
Mesa Air Group Inc.(a)(b)	6,100	84,546
SkyWest Inc.	15,962	940,162
Southwest Airlines Co.	159,422	9,955,904
Spirit Airlines Inc.(a)	20,471	961,523
United Continental Holdings Inc.(a)	74,120	6,601,127

		41,143,368
Auto Components — 0.3%
Adient PLC	28,341	1,114,085
American Axle & Manufacturing Holdings Inc.(a)	34,407	600,058
Aptiv PLC	80,206	6,729,284
BorgWarner Inc.	62,928	2,692,060
Cooper Tire & Rubber Co.	15,231	431,037
Cooper-Standard Holdings Inc.(a)	5,413	649,452
Dana Inc.	42,252	788,845
Dorman Products Inc.(a)	8,447	649,743
Fox Factory Holding Corp.(a)	10,417	729,711
Gentex Corp.	79,989	1,716,564
Gentherm Inc.(a)	11,876	539,764
Goodyear Tire & Rubber Co. (The)	72,093	1,686,255
LCI Industries	6,999	579,517
Lear Corp.	19,634	2,846,930
Modine Manufacturing Co.(a)	13,422	199,988
Motorcar Parts of America Inc.(a)(b)	6,145	144,100
Shiloh Industries Inc.(a)	6,107	67,177
Standard Motor Products Inc.	5,863	288,577
Stoneridge Inc.(a)	7,731	229,765
Superior Industries International Inc.	6,404	109,188
Tenneco Inc.	15,666	660,165
Tower International Inc.	5,691	172,153
Visteon Corp.(a)(b)	8,719	809,995

		24,434,413
Automobiles — 0.4%
Ford Motor Co.	1,188,578	10,994,347
General Motors Co.	398,018	13,401,266
Harley-Davidson Inc.	50,612	2,292,724
Tesla Inc.(a)(b)	41,077	10,875,957
Thor Industries Inc.	15,093	1,263,284
Winnebago Industries Inc.	8,987	297,919

		39,125,497
Banks — 6.0%
1st Constitution Bancorp.	3,998	82,759
1st Source Corp.	4,559	239,895
Access National Corp.	3,847	104,292
ACNB Corp.	1,767	65,732
Allegiance Bancshares Inc.(a)	3,988	166,300
Amalgamated Bank, Class A(a)(b)	4,868	93,904
American National Bankshares Inc.	2,187	85,293
Ameris Bancorp.	13,233	604,748
Ames National Corp.	2,248	61,258
Arrow Financial Corp.	3,353	124,061
Associated Banc-Corp.	50,902	1,323,452
Atlantic Capital Bancshares Inc.(a)	5,077	85,040
Auburn National BanCorp. Inc.(b)	1,691	64,799
Banc of California Inc.	14,089	266,282
BancFirst Corp.	5,384	322,771

26

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Banks (continued)
Bancorp. Inc. (The)(a)	18,780	$180,100
BancorpSouth Bank	28,843	943,166
Bank of America Corp.	2,824,191	83,200,667
Bank of Commerce Holdings	6,826	83,277
Bank of Hawaii Corp.	12,740	1,005,313
Bank of Marin Bancorp.	2,578	216,294
Bank of NT Butterfield & Son Ltd. (The)	16,003	829,916
Bank of Princeton (The)(a)(b)	2,610	79,709
Bank OZK	36,741	1,394,688
BankUnited Inc.	31,742	1,123,667
Bankwell Financial Group Inc.	1,702	53,375
Banner Corp.	9,862	613,121
Bar Harbor Bankshares	4,872	139,924
Baycom Corp.(a)	3,676	98,076
BB&T Corp.	236,117	11,461,119
BCB Bancorp. Inc.	4,869	67,436
Berkshire Hills Bancorp. Inc.	11,919	485,103
Blue Hills Bancorp. Inc.	8,023	193,354
BOK Financial Corp.	7,970	775,322
Boston Private Financial Holdings Inc.	26,569	362,667
Bridge Bancorp. Inc.	5,011	166,365
Brookline Bancorp. Inc.	25,049	418,318
Bryn Mawr Bank Corp.	5,538	259,732
Business First Bancshares Inc.(b)	3,314	87,987
Byline Bancorp Inc.(a)(b)	3,600	81,720
C&F Financial Corp.	949	55,754
Cadence BanCorp.	21,886	571,662
Cambridge Bancorp(b)	1,117	100,519
Camden National Corp.	4,238	184,099
Capital City Bank Group Inc.	3,147	73,451
Capstar Financial Holdings Inc.(b)	886	14,796
Carolina Financial Corp.	5,220	196,898
Cathay General Bancorp.	23,642	979,724
CB Financial Services Inc.(b)	2,474	76,323
CBTX Inc.	5,638	200,375
CenterState Bank Corp.	26,423	741,165
Central Pacific Financial Corp.	8,258	218,259
Central Valley Community Bancorp.	2,527	54,608
Century Bancorp. Inc./MA, Class A, NVS	969	70,010
Chemical Financial Corp.	21,086	1,125,992
Chemung Financial Corp.	927	39,333
CIT Group Inc.	34,403	1,775,539
Citigroup Inc.	763,672	54,785,829
Citizens & Northern Corp.	3,315	86,687
Citizens Financial Group Inc.	144,254	5,563,877
City Holding Co.	4,138	317,798
Civista Bancshares Inc.	3,898	93,903
CNB Financial Corp./PA	3,529	101,847
Coastal Financial Corp/WA(a)(b)	5,158	87,686
CoBiz Financial Inc.	13,436	297,473
Codorus Valley Bancorp. Inc.	2,468	77,100
Columbia Banking System Inc.	20,974	813,162
Comerica Inc.	52,348	4,721,790
Commerce Bancshares Inc.	28,959	1,911,873
Community Bank System Inc.	15,184	927,287
Community Bankers Trust Corp.(a)	9,214	81,083
Community Financial Corp. (The)	1,952	65,255
Community Trust Bancorp. Inc.	4,364	202,271
ConnectOne Bancorp. Inc.	7,737	183,754
County Bancorp. Inc.	1,381	34,663

Security	Shares	Value
Banks (continued)
Cullen/Frost Bankers Inc.	17,184	$1,794,697
Customers Bancorp. Inc.(a)(b)	8,934	210,217
CVB Financial Corp.	33,856	755,666
Eagle Bancorp. Inc.(a)	9,650	488,290
East West Bancorp. Inc.	43,389	2,619,394
Enterprise Bancorp. Inc./MA	2,696	92,715
Enterprise Financial Services Corp.	6,847	363,233
Equity Bancshares Inc., Class A(a)	4,248	166,776
Esquire Financial Holdings Inc.(a)(b)	3,250	81,120
Evans Bancorp. Inc.	1,871	87,843
F.N.B. Corp.	98,244	1,249,664
Farmers & Merchants Bancorp. Inc./Archbold OH	3,023	128,750
Farmers National Banc Corp.	7,272	111,262
FB Financial Corp.(b)	5,036	197,310
FCB Financial Holdings Inc., Class A(a)	12,788	606,151
Fidelity D&D Bancorp. Inc.(b)	1,504	103,746
Fidelity Southern Corp.	6,859	169,966
Fifth Third Bancorp.	203,260	5,675,019
Financial Institutions Inc.	3,887	122,052
First Bancorp. Inc./ME	2,354	68,195
First BanCorp./Puerto Rico(a)	64,775	589,452
First Bancorp./Southern Pines NC	9,397	380,672
First Bancshares Inc. (The)	2,733	106,724
First Bank/Hamilton NJ	6,506	85,554
First Busey Corp.	12,426	385,827
First Business Financial Services Inc.	2,212	51,274
First Choice Bancorp.(b)	3,004	81,378
First Citizens BancShares Inc./NC, Class A	2,432	1,099,945
First Commonwealth Financial Corp.	30,811	497,290
First Community Bancshares Inc./VA	5,054	171,230
First Community Corp./SC	3,443	83,321
First Connecticut Bancorp. Inc./Farmington CT	4,987	147,366
First Financial Bancorp.	30,507	906,058
First Financial Bankshares Inc.	19,901	1,176,149
First Financial Corp./IN	3,185	159,887
First Financial Northwest Inc.	2,691	44,590
First Foundation Inc.(a)	13,287	207,543
First Guaranty Bancshares Inc.	3,134	80,512
First Hawaiian Inc.	32,389	879,685
First Horizon National Corp.	98,047	1,692,291
First Internet Bancorp.	1,485	45,218
First Interstate BancSystem Inc., Class A	10,745	481,376
First Merchants Corp.	14,883	669,586
First Mid-Illinois Bancshares Inc.	3,872	156,158
First Midwest Bancorp. Inc.	30,368	807,485
First Northwest Bancorp.(a)	3,236	49,834
First of Long Island Corp. (The)	7,512	163,386
First Republic Bank/CA	48,389	4,645,344
First Savings Financial Group Inc.	1,206	82,346
First United Corp.(b)	3,657	68,752
Flushing Financial Corp.	8,603	209,913
Franklin Financial Network Inc.(a)(b)	3,801	148,619
Fulton Financial Corp.	52,066	866,899
German American Bancorp. Inc.	7,399	261,037
Glacier Bancorp. Inc.	24,756	1,066,736
Great Southern Bancorp. Inc.	2,969	164,334
Great Western Bancorp. Inc.	17,042	719,002
Green Bancorp. Inc.	6,959	153,794
Guaranty Bancorp.	7,214	214,256
Guaranty Bancshares Inc./TX	2,641	79,837

27

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Banks (continued)
Hancock Holding Co.	24,770	$1,177,813
Hanmi Financial Corp.	8,728	217,327
HarborOne Bancorp Inc.(a)(b)	4,277	81,776
Heartland Financial USA Inc.(b)	9,053	525,527
Heritage Commerce Corp.	11,407	170,192
Heritage Financial Corp./WA	10,706	376,316
Hilltop Holdings Inc.	23,113	466,189
Home BancShares Inc./AR	47,125	1,032,037
HomeTrust Bancshares Inc.(a)	6,210	181,022
Hope Bancorp Inc.	39,429	637,567
Horizon Bancorp Inc./IN	12,083	238,639
Howard Bancorp. Inc.(a)(b)	4,028	71,296
Huntington Bancshares Inc./OH	331,899	4,951,933
IBERIABANK Corp.	16,906	1,375,303
Independent Bank Corp./MI	6,334	149,799
Independent Bank Corp./Rockland MA	8,328	687,893
Independent Bank Group Inc.	5,600	371,280
International Bancshares Corp.	16,722	752,490
Investar Holding Corp.	3,342	89,733
Investors Bancorp. Inc.	77,110	946,140
JPMorgan Chase & Co.	1,014,532	114,479,791
KeyCorp	320,148	6,367,744
Lakeland Bancorp. Inc.	13,019	234,993
Lakeland Financial Corp.	6,869	319,271
LCNB Corp.	2,541	47,390
LegacyTexas Financial Group Inc.	13,739	585,281
Level One Bancorp. Inc.	3,178	88,348
Live Oak Bancshares Inc.	6,680	179,024
M&T Bank Corp.	43,905	7,224,129
Macatawa Bank Corp.	7,705	90,226
MB Financial Inc.	25,040	1,154,594
MBT Financial Corp.	5,205	58,817
Mercantile Bank Corp.	5,410	180,532
Metropolitan Bank Holding Corp.(a)(b)	1,774	72,947
Mid Penn Bancorp. Inc.	2,573	75,003
Middlefield Banc Corp.	1,520	71,592
Midland States Bancorp. Inc.	7,148	229,451
MidSouth Bancorp. Inc.(b)	6,609	101,779
MidWestOne Financial Group Inc.	4,156	138,436
MutualFirst Financial Inc.	1,627	59,955
MVB Financial Corp.	4,703	84,748
National Bank Holdings Corp., Class A	8,228	309,784
National Bankshares Inc.	1,948	88,537
National Commerce Corp.(a)	5,716	236,071
NBT Bancorp. Inc.	12,224	469,157
Nicolet Bankshares Inc.(a)(b)	2,023	110,274
Northeast Bancorp.	2,193	47,588
Northrim BanCorp. Inc.	1,977	82,144
Norwood Financial Corp.	2,707	106,006
Oak Valley Bancorp.	3,874	76,124
OFG Bancorp.	12,823	207,091
Ohio Valley Banc Corp.	2,197	80,520
Old Line Bancshares Inc.	4,861	153,802
Old National Bancorp./IN	46,872	904,630
Old Second Bancorp. Inc.	8,729	134,863
Opus Bank	5,542	151,851
Origin Bancorp Inc.	4,879	183,694
Orrstown Financial Services Inc.	2,158	51,360
Pacific City Financial Corp.(b)	4,466	86,372
Pacific Mercantile Bancorp.(a)	4,458	41,682

Security	Shares	Value
Banks (continued)
Pacific Premier Bancorp. Inc.(a)	14,493	$539,140
PacWest Bancorp.	36,822	1,754,568
Park National Corp.	4,080	430,685
Parke Bancorp. Inc.	3,890	87,331
Peapack Gladstone Financial Corp.	5,498	169,833
Penns Woods Bancorp. Inc.	1,055	45,840
Peoples Bancorp. Inc./OH	3,888	136,197
Peoples Bancorp. of North Carolina Inc.	2,754	79,425
Peoples Financial Services Corp.	2,122	89,973
People’s United Financial Inc.	106,006	1,814,823
People’s Utah Bancorp.	5,114	173,620
Pinnacle Financial Partners Inc.	23,113	1,390,247
PNC Financial Services Group Inc. (The)(c)	140,695	19,161,252
Popular Inc.	29,749	1,524,636
Preferred Bank/Los Angeles CA	4,570	267,345
Premier Financial Bancorp. Inc.	3,447	63,735
Prosperity Bancshares Inc.	20,671	1,433,534
QCR Holdings Inc.	3,319	135,581
RBB Bancorp.	3,084	75,558
Regions Financial Corp.	335,373	6,154,095
Reliant Bancorp Inc.	3,256	83,256
Renasant Corp.	14,465	596,103
Republic Bancorp. Inc./KY, Class A	2,825	130,233
Republic First Bancorp. Inc.(a)	18,153	129,794
S&T Bancorp. Inc.	10,706	464,212
Sandy Spring Bancorp. Inc.	11,415	448,724
SB One Bancorp.	2,866	72,223
Seacoast Banking Corp. of Florida(a)	11,894	347,305
Select Bancorp. Inc.(a)	6,763	83,861
ServisFirst Bancshares Inc.	13,105	513,061
Shore Bancshares Inc.	3,629	64,669
Sierra Bancorp.	3,251	93,954
Signature Bank/New York NY	16,541	1,899,568
Simmons First National Corp., Class A	26,260	773,357
SmartFinancial Inc.(a)	3,153	74,253
South State Corp.	10,727	879,614
Southern First Bancshares Inc.(a)	1,705	67,007
Southern National Bancorp. of Virginia Inc.	7,789	126,182
Southside Bancshares Inc.	10,076	350,645
Spirit of Texas Bancshares Inc.(a)	4,120	88,951
State Bank Financial Corp.	11,773	355,309
Sterling Bancorp./DE	67,733	1,490,126
Stock Yards Bancorp. Inc.	6,947	252,176
Summit Financial Group Inc.	2,411	55,959
SunTrust Banks Inc.	140,773	9,402,229
SVB Financial Group(a)	15,942	4,955,252
Synovus Financial Corp.	36,209	1,658,010
TCF Financial Corp.	48,365	1,151,571
Texas Capital Bancshares Inc.(a)	14,744	1,218,592
Tompkins Financial Corp.	4,074	330,768
TowneBank/Portsmouth VA	19,399	598,459
TriCo Bancshares	8,319	321,280
TriState Capital Holdings Inc.(a)(b)	6,348	175,205
Triumph Bancorp. Inc.(a)(b)	8,037	307,013
Trustmark Corp.	19,492	655,906
U.S. Bancorp.	466,342	24,627,521
UMB Financial Corp.	14,089	998,910
Umpqua Holdings Corp.	67,440	1,402,752
Union Bankshares Corp.	19,690	758,656
Union Bankshares Inc./Morrisville VT	1,130	60,060

28

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Banks (continued)
United Bankshares Inc./WV	29,904	$1,087,010
United Community Banks Inc./GA	25,079	699,453
United Security Bancshares/Fresno CA	7,804	86,624
Unity Bancorp. Inc.	4,562	104,470
Univest Corp. of Pennsylvania	8,225	217,551
Valley National Bancorp.	97,106	1,092,442
Veritex Holdings Inc.(a)	5,319	150,315
Washington Trust Bancorp. Inc.	4,108	227,172
Webster Financial Corp.	27,312	1,610,316
Wells Fargo & Co.	1,316,832	69,212,690
WesBanco Inc.	15,404	686,710
West Bancorp. Inc.	4,269	100,322
Westamerica Bancorp.	7,724	464,676
Western Alliance Bancorp.(a)	30,208	1,718,533
Wintrust Financial Corp.	16,573	1,407,711
Zions BanCorp.	57,695	2,893,404

		545,030,989
Beverages — 1.4%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	2,469	709,837
Brown-Forman Corp., Class A	15,140	769,112
Brown-Forman Corp., Class B, NVS	85,561	4,325,109
Castle Brands Inc.(a)(b)	44,721	47,851
Celsius Holdings Inc.(a)(b)	18,355	73,971
Coca-Cola Bottling Co. Consolidated	1,267	230,949
Coca-Cola Co. (The)	1,160,346	53,596,382
Constellation Brands Inc., Class A	47,635	10,271,059
Craft Brew Alliance Inc.(a)	2,923	47,791
Keurig Dr Pepper Inc.	54,439	1,261,352
MGP Ingredients Inc.(b)	4,387	346,485
Molson Coors Brewing Co., Class B	52,175	3,208,762
Monster Beverage Corp.(a)	121,497	7,080,845
National Beverage Corp.(a)(b)	3,880	452,486
PepsiCo Inc.	429,720	48,042,696
Primo Water Corp.(a)	10,945	197,557

		130,662,244
Biotechnology — 3.0%
AbbVie Inc.	459,662	43,474,832
Abeona Therapeutics Inc.(a)	7,221	92,429
ACADIA Pharmaceuticals Inc.(a)	29,550	613,458
Acceleron Pharma Inc.(a)	11,346	649,332
Achaogen Inc.(a)(b)	8,628	34,426
Achillion Pharmaceuticals Inc.(a)	32,724	120,424
Acorda Therapeutics Inc.(a)	12,715	249,850
Adamas Pharmaceuticals Inc.(a)	6,373	127,587
ADMA Biologics Inc.(a)(b)	17,319	107,551
Aduro Biotech Inc.(a)	21,899	160,958
Adverum Biotechnologies Inc.(a)(b)	16,341	98,863
Aeglea BioTherapeutics Inc.(a)(b)	8,006	76,617
Agenus Inc.(a)(b)	25,453	54,469
Agios Pharmaceuticals Inc.(a)	15,375	1,185,720
Aimmune Therapeutics Inc.(a)	13,075	356,686
Akebia Therapeutics Inc.(a)	14,246	125,792
Albireo Pharma Inc.(a)(b)	2,696	88,860
Alder Biopharmaceuticals Inc.(a)(b)	19,868	330,802
Aldeyra Therapeutics Inc.(a)	10,277	141,823
Alexion Pharmaceuticals Inc.(a)	65,081	9,046,910
Alkermes PLC(a)	45,747	1,941,503
Allakos Inc.(a)(b)	2,513	113,060
Allena Pharmaceuticals Inc.(a)	5,892	63,280

Security	Shares	Value
Biotechnology (continued)
Alnylam Pharmaceuticals Inc.(a)(b)	27,016	$2,364,440
AMAG Pharmaceuticals Inc.(a)	10,068	201,360
Amgen Inc.	196,411	40,714,036
Amicus Therapeutics Inc.(a)	55,946	676,387
AnaptysBio Inc.(a)(b)	5,346	533,370
Apellis Pharmaceuticals Inc.(a)	10,906	193,909
Aptinyx Inc.(a)	4,041	117,027
Arbutus Biopharma Corp.(a)	12,373	116,925
Arcus Biosciences Inc.(a)(b)	5,334	74,356
Ardelyx Inc.(a)	7,856	34,174
Arena Pharmaceuticals Inc.(a)(b)	14,375	661,538
ArQule Inc.(a)	26,134	147,918
Array BioPharma Inc.(a)(b)	59,653	906,726
Arrowhead Pharmaceuticals Inc.(a)(b)	26,187	502,005
Arsanis Inc.(a)	5,138	8,324
Atara Biotherapeutics Inc.(a)(b)	12,199	504,429
Athenex Inc.(a)	12,672	196,923
Athersys Inc.(a)	22,244	46,712
Audentes Therapeutics Inc.(a)	9,654	382,202
AVEO Pharmaceuticals Inc.(a)(b)	36,252	119,994
Avid Bioservices Inc.(a)	13,020	89,317
Avrobio Inc.(a)(b)	2,189	113,543
Bellicum Pharmaceuticals Inc.(a)	8,551	52,674
BioCryst Pharmaceuticals Inc.(a)(b)	36,282	276,832
Biogen Inc.(a)	61,016	21,557,563
Biohaven Pharmaceutical Holding Co. Ltd.(a)	9,562	359,053
BioMarin Pharmaceutical Inc.(a)	53,141	5,153,083
BioSpecifics Technologies Corp.(a)	1,025	59,952
BioTime Inc.(a)(b)	21,962	51,611
Bluebird Bio Inc.(a)(b)	16,176	2,361,696
Blueprint Medicines Corp.(a)	12,752	995,421
Calithera Biosciences Inc.(a)	9,098	47,765
Calyxt Inc.(a)	2,935	44,817
Cara Therapeutics Inc.(a)(b)	10,476	250,900
CareDx Inc.(a)	9,744	281,114
CASI Pharmaceuticals Inc.(a)(b)	15,182	70,900
Catalyst Biosciences Inc.(a)	8,004	86,283
Catalyst Pharmaceuticals Inc.(a)	27,885	105,405
Celcuity Inc.(a)(b)	4,377	125,883
Celgene Corp.(a)	212,689	19,033,539
Cellular Biomedicine Group Inc.(a)(b)	4,773	86,630
ChemoCentryx Inc.(a)(b)	6,959	87,962
Chimerix Inc.(a)	12,999	50,566
Clovis Oncology Inc.(a)(b)	12,884	378,403
Cohbar Inc.(a)	8,799	37,924
Coherus Biosciences Inc.(a)(b)	14,430	238,095
Concert Pharmaceuticals Inc.(a)	4,486	66,572
Constellation Pharmaceuticals Inc.(a)(b)	13,973	94,038
Corbus Pharmaceuticals Holdings Inc.(a)(b)	13,157	99,335
Corvus Pharmaceuticals Inc.(a)	977	8,383
Crinetics Pharmaceuticals Inc.(a)	2,870	82,226
CTI BioPharma Corp.(a)(b)	17,273	37,310
Cue Biopharma Inc.(a)(b)	5,010	45,341
Cytokinetics Inc.(a)	12,383	121,973
CytomX Therapeutics Inc.(a)	11,611	214,804
Deciphera Pharmaceuticals Inc.(a)	2,473	95,755
Denali Therapeutics Inc.(a)	13,814	300,316
Dicerna Pharmaceuticals Inc.(a)	13,335	203,492
Dynavax Technologies Corp.(a)(b)	18,977	235,315
Eagle Pharmaceuticals Inc./DE(a)(b)	3,680	255,134

29

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Biotechnology (continued)
Editas Medicine Inc.(a)(b)	14,873	$473,259
Eidos Therapeutics Inc.(a)(b)	7,307	72,924
Emergent BioSolutions Inc.(a)	13,362	879,620
Enanta Pharmaceuticals Inc.(a)	4,477	382,604
Epizyme Inc.(a)(b)	17,080	181,048
Esperion Therapeutics Inc.(a)	6,968	309,170
Evelo Biosciences Inc.(a)(b)	6,413	78,110
Exact Sciences Corp.(a)	36,369	2,870,241
Exelixis Inc.(a)(b)	89,899	1,593,010
Fate Therapeutics Inc.(a)(b)	11,948	194,633
Fennec Pharmaceuticals Inc.(a)(b)	7,865	64,493
FibroGen Inc.(a)	23,171	1,407,638
Five Prime Therapeutics Inc.(a)	8,383	116,691
Flexion Therapeutics Inc.(a)(b)	8,621	161,299
Fortress Biotech Inc.(a)	9,924	15,878
Forty Seven Inc.(a)	6,748	100,680
G1 Therapeutics Inc.(a)	6,448	337,166
Genomic Health Inc.(a)	6,764	474,968
Geron Corp.(a)(b)	56,099	98,734
Gilead Sciences Inc.	392,598	30,312,492
Global Blood Therapeutics Inc.(a)(b)	15,071	572,698
GlycoMimetics Inc.(a)(b)	10,086	145,238
GTx Inc.(a)(b)	4,613	7,242
Halozyme Therapeutics Inc.(a)(b)	36,200	657,754
Heron Therapeutics Inc.(a)	21,889	692,787
Homology Medicines Inc.(a)(b)	4,323	98,824
Idera Pharmaceuticals Inc.(a)	4,047	36,059
Immune Design Corp.(a)	4,565	15,749
ImmunoGen Inc.(a)	38,538	364,955
Immunomedics Inc.(a)(b)	43,699	910,250
Incyte Corp.(a)	53,764	3,714,017
Inovio Pharmaceuticals Inc.(a)	30,062	167,145
Insmed Inc.(a)	22,177	448,419
Insys Therapeutics Inc.(a)(b)	6,925	69,804
Intellia Therapeutics Inc.(a)(b)	9,964	285,170
Intercept Pharmaceuticals Inc.(a)	6,590	832,712
Intrexon Corp.(a)(b)	23,784	409,560
Invitae Corp.(a)	19,240	321,885
Ionis Pharmaceuticals Inc.(a)(b)	36,943	1,905,520
Iovance Biotherapeutics Inc.(a)	21,252	239,085
Ironwood Pharmaceuticals Inc.(a)(b)	39,684	732,567
Jounce Therapeutics Inc.(a)	5,423	35,250
Kadmon Holdings Inc.(a)	23,051	76,990
Karyopharm Therapeutics Inc.(a)(b)	12,876	219,278
Keryx Biopharmaceuticals Inc.(a)	27,648	94,003
Kezar Life Sciences Inc.(a)(b)	4,535	97,094
Kindred Biosciences Inc.(a)	9,634	134,394
Kiniksa Pharmaceuticals Ltd., Class A(a)(b)	3,293	83,972
Kura Oncology Inc.(a)	5,777	101,098
La Jolla Pharmaceutical Co.(a)(b)	5,799	116,734
Lexicon Pharmaceuticals Inc.(a)(b)	10,658	113,721
Ligand Pharmaceuticals Inc.(a)(b)	6,219	1,707,053
Loxo Oncology Inc.(a)	7,948	1,357,757
MacroGenics Inc.(a)	9,894	212,127
Madrigal Pharmaceuticals Inc.(a)	2,097	449,031
Magenta Therapeutics Inc.(a)	7,652	91,901
MannKind Corp.(a)(b)	45,096	82,526
MediciNova Inc.(a)(b)	8,661	108,176
MeiraGTx Holdings PLC(a)	7,830	106,488
Mersana Therapeutics Inc.(a)(b)	4,407	44,070

Security	Shares	Value
Biotechnology (continued)
MiMedx Group Inc.(a)(b)	30,224	$186,784
Minerva Neurosciences Inc.(a)(b)	4,642	58,257
Miragen Therapeutics Inc.(a)(b)	9,045	50,471
Mirati Therapeutics Inc.(a)	5,464	257,354
Molecular Templates Inc.(a)	16,668	89,841
Momenta Pharmaceuticals Inc.(a)	21,497	565,371
Mustang Bio Inc.(a)	12,622	75,101
Myriad Genetics Inc.(a)	20,723	953,258
NantKwest Inc.(a)	12,702	46,997
Natera Inc.(a)	9,137	218,740
Neon Therapeutics Inc.(a)(b)	10,415	88,944
Neurocrine Biosciences Inc.(a)	26,782	3,292,847
NewLink Genetics Corp.(a)	6,485	15,499
Novavax Inc.(a)	141,277	265,601
Nymox Pharmaceutical Corp.(a)(b)	20,576	50,617
OPKO Health Inc.(a)(b)	94,503	326,980
Organovo Holdings Inc.(a)(b)	36,604	42,095
Ovid therapeutics Inc.(a)	5,993	33,980
Palatin Technologies Inc.(a)	94,182	93,947
PDL BioPharma Inc.(a)	50,097	131,755
Pfenex Inc.(a)	16,483	84,228
Pieris Pharmaceuticals Inc.(a)(b)	16,648	93,229
PolarityTE Inc.(a)(b)	2,646	50,539
Portola Pharmaceuticals Inc.(a)(b)	19,559	520,856
Progenics Pharmaceuticals Inc.(a)	23,435	146,937
Proteostasis Therapeutics Inc.(a)(b)	28,387	68,413
Prothena Corp. PLC(a)	11,396	149,060
PTC Therapeutics Inc.(a)	13,769	647,143
Puma Biotechnology Inc.(a)	8,794	403,205
Ra Pharmaceuticals Inc.(a)(b)	2,420	43,778
Radius Health Inc.(a)(b)	11,121	197,954
Recro Pharma Inc.(a)	4,089	29,073
Regeneron Pharmaceuticals Inc.(a)	24,205	9,779,788
REGENXBIO Inc.(a)	9,002	679,651
Repligen Corp.(a)	11,145	618,102
Replimune Group Inc.(a)(b)	4,839	77,908
Retrophin Inc.(a)	10,634	305,515
Rhythm Pharmaceuticals Inc.(a)	3,026	88,268
Rigel Pharmaceuticals Inc.(a)	50,101	160,824
Rocket Pharmaceuticals Inc.(a)	6,271	154,392
Rubius Therapeutics Inc.(a)	4,147	99,528
Sage Therapeutics Inc.(a)	13,828	1,953,205
Sangamo Therapeutics Inc.(a)	30,888	523,552
Sarepta Therapeutics Inc.(a)(b)	18,858	3,045,756
Savara Inc.(a)	7,544	84,191
Scholar Rock Holding Corp.(a)	3,547	91,335
Seattle Genetics Inc.(a)(b)	32,511	2,507,248
Selecta Biosciences Inc.(a)	5,012	77,937
Seres Therapeutics Inc.(a)	5,027	38,155
Solid Biosciences Inc.(a)	3,252	153,429
Sorrento Therapeutics Inc.(a)(b)	26,205	115,302
Spark Therapeutics Inc.(a)(b)	9,467	516,425
Spectrum Pharmaceuticals Inc.(a)	29,840	501,312
Spero Therapeutics Inc.(a)	7,059	74,190
Spring Bank Pharmaceuticals Inc.(a)	6,336	76,349
Stemline Therapeutics Inc.(a)	7,819	129,795
Surface Oncology Inc.(a)	5,497	60,137
Syndax Pharmaceuticals Inc.(a)(b)	1,355	10,948
Synergy Pharmaceuticals Inc.(a)(b)	64,699	109,988
Synlogic Inc.(a)	8,702	123,655

30

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Biotechnology (continued)
Syros Pharmaceuticals Inc.(a)(b)	5,114	$60,908
T2 Biosystems Inc.(a)	10,624	79,149
TESARO Inc.(a)(b)	11,092	432,699
TG Therapeutics Inc.(a)(b)	15,475	86,660
Tocagen Inc.(a)	5,090	79,353
Translate Bio Inc.(a)(b)	8,775	87,750
Tyme Technologies Inc.(a)	24,417	67,879
Ultragenyx Pharmaceutical Inc.(a)(b)	14,460	1,103,876
United Therapeutics Corp.(a)	12,889	1,648,245
UNITY Biotechnology Inc.(a)(b)	5,796	94,417
Unum Therapeutics Inc.(a)(b)	5,593	57,608
Vanda Pharmaceuticals Inc.(a)	14,058	322,631
Veracyte Inc.(a)	11,494	109,768
Verastem Inc.(a)(b)	15,897	115,253
Vericel Corp.(a)	11,055	156,428
Vertex Pharmaceuticals Inc.(a)	77,308	14,900,344
Viking Therapeutics Inc.(a)(b)	13,122	228,585
Vital Therapies Inc.(a)(b)	14,723	4,055
Voyager Therapeutics Inc.(a)(b)	6,739	127,502
Xencor Inc.(a)	13,934	543,008
XOMA Corp.(a)	4,126	72,494
Zafgen Inc.(a)	11,855	138,585
ZIOPHARM Oncology Inc.(a)(b)	35,278	112,890

		271,664,499
Building Products — 0.4%
AAON Inc.	11,612	438,934
Advanced Drainage Systems Inc.	12,250	378,525
Allegion PLC	28,506	2,581,789
American Woodmark Corp.(a)	4,364	342,356
AO Smith Corp.	42,682	2,277,938
Apogee Enterprises Inc.	8,085	334,072
Armstrong Flooring Inc.(a)	5,532	100,129
Armstrong World Industries Inc.(a)	13,514	940,575
Builders FirstSource Inc.(a)	33,175	487,009
Caesarstone Ltd.	6,995	129,757
Continental Building Products Inc.(a)	11,742	440,912
CSW Industrials Inc.(a)	4,214	226,292
Fortune Brands Home & Security Inc.	42,376	2,218,807
Gibraltar Industries Inc.(a)	9,299	424,034
Griffon Corp.	8,122	131,170
Insteel Industries Inc.	4,931	176,924
JELD-WEN Holding Inc.(a)	20,132	496,455
Johnson Controls International PLC	279,777	9,792,195
Lennox International Inc.	10,896	2,379,687
Masco Corp.	93,208	3,411,413
Masonite International Corp.(a)	8,190	524,979
NCI Building Systems Inc.(a)	13,001	196,965
Owens Corning	33,186	1,801,004
Patrick Industries Inc.(a)	6,672	394,982
PGT Innovations Inc.(a)	16,902	365,083
Quanex Building Products Corp.	10,353	188,425
Simpson Manufacturing Co. Inc.	13,006	942,415
Trex Co. Inc.(a)	17,358	1,336,219
Universal Forest Products Inc.	18,573	656,184
USG Corp.(a)	23,629	1,023,372

		35,138,601
Capital Markets — 2.6%
Affiliated Managers Group Inc.	16,200	2,214,864
Ameriprise Financial Inc.	42,958	6,343,178

Security	Shares	Value
Capital Markets (continued)
Arlington Asset Investment Corp., Class A(b)	5,854	$54,676
Artisan Partners Asset Management Inc., Class A	14,274	462,478
Ashford Inc.(a)	1,350	102,424
Associated Capital Group Inc., Class A	1,442	61,357
B. Riley Financial Inc.	8,341	188,924
Bank of New York Mellon Corp. (The)	280,478	14,301,573
BGC Partners Inc., Class A	79,247	936,700
BlackRock Inc.(c)	37,322	17,590,978
Blucora Inc.(a)	14,960	602,140
BrightSphere Investment Group PLC	22,510	279,124
Cboe Global Markets Inc.	33,808	3,244,216
Charles Schwab Corp. (The)	364,302	17,905,443
CME Group Inc.	102,947	17,522,609
Cohen & Steers Inc.	6,998	284,189
Cowen Inc.(a)(b)	7,073	115,290
Diamond Hill Investment Group Inc.	815	134,793
Donnelley Financial Solutions Inc.(a)	11,496	206,008
E*TRADE Financial Corp.(a)	78,431	4,109,000
Eaton Vance Corp., NVS	34,936	1,836,236
Evercore Inc., Class A	12,061	1,212,734
FactSet Research Systems Inc.	11,536	2,580,719
Federated Investors Inc., Class B	30,549	736,842
Focus Financial Partners Inc., Class A(a)(b)	5,713	271,139
Franklin Resources Inc.	93,164	2,833,117
GAIN Capital Holdings Inc.	11,299	73,444
GAMCO Investors Inc., Class A	2,386	55,880
Goldman Sachs Group Inc. (The)	107,342	24,070,370
Greenhill & Co. Inc.	5,099	134,359
Hamilton Lane Inc., Class A	4,100	181,548
Houlihan Lokey Inc.	10,199	458,241
Interactive Brokers Group Inc., Class A	22,460	1,242,263
Intercontinental Exchange Inc.	172,962	12,953,124
INTL. FCStone Inc.(a)	3,992	192,893
Invesco Ltd.	123,369	2,822,683
Investment Technology Group Inc.	10,470	226,780
Ladenburg Thalmann Financial Services Inc.	29,337	79,210
Lazard Ltd., Class A	35,898	1,727,771
Legg Mason Inc.	25,837	806,890
LPL Financial Holdings Inc.	27,222	1,756,091
MarketAxess Holdings Inc.	11,055	1,973,207
Moelis & Co., Class A	13,374	732,895
Moody’s Corp.	50,810	8,495,432
Morgan Stanley	372,764	17,359,619
Morningstar Inc.	5,236	659,212
MSCI Inc.	26,649	4,727,799
Nasdaq Inc.	34,837	2,989,015
Northern Trust Corp.	64,322	6,569,206
Oppenheimer Holdings Inc., Class A, NVS	2,902	91,703
Piper Jaffray Companies	4,243	323,953
PJT Partners Inc., Class A	5,187	271,539
Pzena Investment Management Inc., Class A	3,164	30,185
Raymond James Financial Inc.	39,819	3,665,339
S&P Global Inc.	76,093	14,867,811
Safeguard Scientifics Inc.(a)(b)	5,972	55,838
SEI Investments Co.	40,492	2,474,061
Siebert Financial Corp.(a)(b)	9,901	145,050
Silvercrest Asset Management Group Inc., Class A	2,059	28,517
State Street Corp.	113,706	9,526,289
Stifel Financial Corp.	20,489	1,050,266
T Rowe Price Group Inc.	71,325	7,787,263

31

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Capital Markets (continued)
TD Ameritrade Holding Corp.	85,405	$4,511,946
Value Line Inc.	318	7,918
Virtu Financial Inc., Class A	10,497	214,664
Virtus Investment Partners Inc.	2,007	228,296
Waddell & Reed Financial Inc., Class A	23,798	504,042
Westwood Holdings Group Inc.	1,919	99,289
WisdomTree Investments Inc.	31,295	265,382

		232,568,034
Chemicals — 1.9%
A Schulman Inc.(d)	8,345	15,939
AdvanSix Inc.(a)	9,038	306,840
AgroFresh Solutions Inc.(a)(b)	6,426	40,034
Air Products & Chemicals Inc.	66,496	11,108,157
Albemarle Corp.	32,818	3,274,580
American Vanguard Corp.	7,727	139,086
Ashland Global Holdings Inc.	18,713	1,569,272
Axalta Coating Systems Ltd.(a)(b)	63,584	1,854,109
Balchem Corp.	9,474	1,061,941
Cabot Corp.	17,887	1,121,873
Celanese Corp., Series A	40,941	4,667,274
CF Industries Holdings Inc.	71,032	3,866,982
Chase Corp.	1,830	219,874
Chemours Co. (The)	53,954	2,127,946
DowDuPont Inc.	704,287	45,292,697
Eastman Chemical Co.	43,273	4,142,091
Ecolab Inc.	77,174	12,099,340
Ferro Corp.(a)	25,405	589,904
Flotek Industries Inc.(a)	15,716	37,718
FMC Corp.	40,694	3,547,703
FutureFuel Corp.	5,460	101,228
GCP Applied Technologies Inc.(a)	20,683	549,134
Hawkins Inc.	2,500	103,625
HB Fuller Co.	15,464	799,025
Huntsman Corp.	66,055	1,798,678
Ingevity Corp.(a)	12,719	1,295,812
Innophos Holdings Inc.	6,167	273,815
Innospec Inc.	7,417	569,255
International Flavors & Fragrances Inc.	24,055	3,346,532
Intrepid Potash Inc.(a)	35,830	128,630
KMG Chemicals Inc.	3,915	295,817
Koppers Holdings Inc.(a)	5,980	186,277
Kraton Corp.(a)	9,174	432,554
Kronos Worldwide Inc.	5,625	91,406
LSB Industries Inc.(a)(b)	5,289	51,726
LyondellBasell Industries NV, Class A	97,297	9,973,915
Marrone Bio Innovations Inc.(a)	50,339	92,120
Minerals Technologies Inc.	11,135	752,726
Mosaic Co. (The)	107,561	3,493,581
NewMarket Corp.	2,439	989,039
Olin Corp.	48,827	1,253,877
OMNOVA Solutions Inc.(a)	12,860	126,671
Platform Specialty Products Corp.(a)	66,163	825,053
PolyOne Corp.	23,973	1,048,100
PPG Industries Inc.	73,651	8,037,534
PQ Group Holdings Inc.(a)	8,746	152,793
Praxair Inc.	87,012	13,985,439
Quaker Chemical Corp.	4,066	822,186
Rayonier Advanced Materials Inc.	16,158	297,792
RPM International Inc.	39,807	2,585,067
Scotts Miracle-Gro Co. (The)	12,280	966,804

Security	Shares	Value
Chemicals (continued)
Sensient Technologies Corp.	12,991	$993,941
Sherwin-Williams Co. (The)	25,252	11,494,963
Stepan Co.	6,122	532,675
Trecora Resources(a)(b)	5,552	77,728
Tredegar Corp.	6,668	144,362
Trinseo SA	13,192	1,032,934
Tronox Ltd., Class A	25,692	307,019
Valhi Inc.	5,407	12,328
Valvoline Inc.	57,457	1,235,900
Westlake Chemical Corp.	11,082	921,025
WR Grace & Co.	20,397	1,457,570

		170,720,016
Commercial Services & Supplies — 0.5%
ABM Industries Inc.	19,993	644,774
ACCO Brands Corp.	31,688	358,074
ADT Inc.(b)	31,952	300,029
Advanced Disposal Services Inc.(a)	20,532	556,007
Brady Corp., Class A, NVS	14,535	635,906
BrightView Holdings Inc.(a)	7,504	120,439
Brink’s Co. (The)	15,178	1,058,666
Casella Waste Systems Inc., Class A(a)	10,472	325,260
CECO Environmental Corp.	7,421	58,477
Charah Solutions Inc.(a)	14,744	116,478
Cimpress NV(a)(b)	6,663	910,232
Cintas Corp.	26,630	5,267,680
Clean Harbors Inc.(a)	15,429	1,104,408
CompX International Inc.	433	5,889
Copart Inc.(a)	61,348	3,161,262
Covanta Holding Corp.	33,991	552,354
Deluxe Corp.	14,388	819,253
Ennis Inc.	7,419	151,719
Essendant Inc.	10,293	131,956
Healthcare Services Group Inc.	23,077	937,388
Heritage-Crystal Clean Inc.(a)	6,014	128,399
Herman Miller Inc.	18,580	713,472
HNI Corp.	13,365	591,268
Interface Inc.	16,501	385,298
KAR Auction Services Inc.	41,156	2,456,602
Kimball International Inc., Class B, NVS	9,237	154,720
Knoll Inc.	13,489	316,317
LSC Communications Inc.	11,368	125,730
Matthews International Corp., Class A	9,085	455,613
McGrath RentCorp.	7,057	384,395
Mobile Mini Inc.	13,057	572,549
MSA Safety Inc.	10,089	1,073,873
Multi-Color Corp.	3,882	241,655
NL Industries Inc.(a)	1,888	11,328
PICO Holdings Inc.	6,531	81,964
Pitney Bowes Inc.	56,784	402,031
Quad/Graphics Inc.	9,922	206,774
Republic Services Inc.	66,632	4,841,481
Rollins Inc.	29,509	1,790,901
RR Donnelley & Sons Co.	21,105	113,967
SP Plus Corp.(a)	6,848	249,952
Steelcase Inc., Class A	23,713	438,691
Stericycle Inc.(a)	25,230	1,480,496
Team Inc.(a)	7,745	174,263
Tetra Tech Inc.	16,296	1,113,017
U.S. Ecology Inc.	6,078	448,253
UniFirst Corp./MA	4,831	838,903

32

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Commercial Services & Supplies (continued)
Viad Corp.	5,551	$328,897
VSE Corp.	2,242	74,277
Waste Management Inc.	130,648	11,805,353

		49,216,690
Communications Equipment — 1.2%
Acacia Communications Inc.(a)	8,219	340,020
ADTRAN Inc.	16,088	283,953
Aerohive Networks Inc.(a)	2,710	11,165
Applied Optoelectronics Inc.(a)(b)	5,915	145,864
Arista Networks Inc.(a)	17,273	4,592,200
ARRIS International PLC(a)	50,532	1,313,327
CalAmp Corp.(a)	9,560	229,058
Calix Inc.(a)	11,234	90,995
Casa Systems Inc.(a)	8,456	124,726
Ciena Corp.(a)(b)	43,752	1,366,813
Cisco Systems Inc.	1,428,082	69,476,189
Clearfield Inc.(a)	3,204	43,094
CommScope Holding Co. Inc.(a)	57,134	1,757,442
Comtech Telecommunications Corp.	5,786	209,858
DASAN Zhone Solutions Inc.(a)	8,944	126,915
Digi International Inc.(a)	7,357	98,952
EchoStar Corp., Class A(a)(b)	14,082	652,982
Extreme Networks Inc.(a)	34,332	188,139
F5 Networks Inc.(a)	18,739	3,736,931
Finisar Corp.(a)	32,885	626,459
Harmonic Inc.(a)	28,506	156,783
Infinera Corp.(a)	43,256	315,769
InterDigital Inc./PA	10,190	815,200
Juniper Networks Inc.	104,633	3,135,851
KVH Industries Inc.(a)	4,118	53,946
Lumentum Holdings Inc.(a)(b)	18,135	1,087,193
Motorola Solutions Inc.	49,054	6,383,888
NETGEAR Inc.(a)	9,969	626,552
NetScout Systems Inc.(a)(b)	22,759	574,665
Oclaro Inc.(a)	49,253	440,322
Palo Alto Networks Inc.(a)	27,089	6,102,068
Plantronics Inc.	10,462	630,859
Quantenna Communications Inc.(a)	7,760	143,172
Ribbon Communications Inc.(a)	15,462	105,605
Ubiquiti Networks Inc.(b)	5,719	565,380
ViaSat Inc.(a)(b)	16,562	1,059,140
Viavi Solutions Inc.(a)	66,264	751,434

		108,362,909
Construction & Engineering — 0.2%
AECOM(a)(b)	47,823	1,561,899
Aegion Corp.(a)	11,169	283,469
Ameresco Inc., Class A(a)	5,592	76,331
Argan Inc.	4,361	187,523
Comfort Systems USA Inc.	10,470	590,508
Dycom Industries Inc.(a)(b)	9,435	798,201
EMCOR Group Inc.	17,076	1,282,578
Fluor Corp.	42,865	2,490,457
Granite Construction Inc.	13,232	604,702
Great Lakes Dredge & Dock Corp.(a)(b)	16,788	104,086
HC2 Holdings Inc.(a)(b)	7,481	45,784
IES Holdings Inc.(a)	2,276	44,382
Infrastructure and Energy Alternatives Inc.(a)(b)	9,454	99,267
Jacobs Engineering Group Inc.	39,174	2,996,811
KBR Inc.	41,838	884,037

Security	Shares	Value
Construction & Engineering (continued)
MasTec Inc.(a)	18,791	$839,018
MYR Group Inc.(a)	4,094	133,628
Northwest Pipe Co.(a)(b)	4,740	93,615
NV5 Global Inc.(a)(b)	3,109	269,550
Orion Group Holdings Inc.(a)	7,422	56,036
Primoris Services Corp.	13,056	324,050
Quanta Services Inc.(a)	44,476	1,484,609
Sterling Construction Co. Inc.(a)	7,690	110,121
Tutor Perini Corp.(a)(b)	11,133	209,300
Valmont Industries Inc.	6,758	935,983
Willscot Corp.(a)	9,853	168,979

		16,674,924
Construction Materials — 0.1%
Eagle Materials Inc.	14,575	1,242,373
Forterra Inc.(a)(b)	5,497	41,007
Martin Marietta Materials Inc.	19,167	3,487,436
Summit Materials Inc., Class A(a)	32,027	582,251
U.S. Concrete Inc.(a)(b)	4,852	222,464
U.S. Lime & Minerals Inc.	387	30,554
Vulcan Materials Co.	40,054	4,454,005

		10,060,090
Consumer Finance — 0.7%
Ally Financial Inc.	127,241	3,365,525
American Express Co.	214,976	22,892,794
Capital One Financial Corp.	144,207	13,689,571
Credit Acceptance Corp.(a)	3,349	1,467,096
Curo Group Holdings Corp.(a)	3,934	118,925
Discover Financial Services	104,090	7,957,681
Elevate Credit Inc.(a)	9,112	73,443
Encore Capital Group Inc.(a)(b)	7,371	264,250
Enova International Inc.(a)	11,479	330,595
EZCORP Inc., Class A, NVS(a)(b)	13,509	144,546
FirstCash Inc.	13,636	1,118,152
Green Dot Corp., Class A(a)	14,676	1,303,522
LendingClub Corp.(a)(b)	94,774	367,723
Navient Corp.	79,359	1,069,759
Nelnet Inc., Class A	6,436	367,946
OneMain Holdings Inc.(a)	21,742	730,749
PRA Group Inc.(a)(b)	13,950	502,200
Regional Management Corp.(a)	3,113	89,748
Santander Consumer USA Holdings Inc.	35,025	701,901
SLM Corp.(a)	133,500	1,488,525
Synchrony Financial	225,788	7,017,491
World Acceptance Corp.(a)	1,483	169,596

		65,231,738
Containers & Packaging — 0.4%
AptarGroup Inc.	18,601	2,004,072
Ardagh Group SA	5,544	92,529
Avery Dennison Corp.	26,691	2,891,970
Ball Corp.	102,966	4,529,474
Bemis Co. Inc.	27,280	1,325,808
Berry Global Group Inc.(a)	39,956	1,933,471
Crown Holdings Inc.(a)(b)	39,152	1,879,296
Graphic Packaging Holding Co.	96,660	1,354,206
Greif Inc., Class A, NVS	7,227	387,801
Greif Inc., Class B	1,703	98,178
International Paper Co.	123,525	6,071,254
Myers Industries Inc.	11,132	258,819
Owens-Illinois Inc.(a)	49,734	934,502

33

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Containers & Packaging (continued)
Packaging Corp. of America	28,304	$3,104,666
Sealed Air Corp.	48,681	1,954,542
Silgan Holdings Inc.	21,886	608,431
Sonoco Products Co.	30,031	1,666,720
UFP Technologies Inc.(a)	1,889	69,421
WestRock Co.	77,477	4,140,371

		35,305,531
Distributors — 0.1%
Core-Mark Holding Co. Inc.	12,868	436,997
Funko Inc., Class A(a)	3,662	86,753
Genuine Parts Co.	43,877	4,361,374
LKQ Corp.(a)	96,450	3,054,571
Pool Corp.	11,864	1,979,864
Weyco Group Inc.	1,870	65,787

		9,985,346
Diversified Consumer Services — 0.2%
Adtalem Global Education Inc.(a)	17,715	853,863
American Public Education Inc.(a)	5,158	170,472
Bright Horizons Family Solutions Inc.(a)	17,333	2,042,521
Cambium Learning Group Inc.(a)	3,712	43,950
Career Education Corp.(a)	18,815	280,908
Carriage Services Inc.	4,426	95,380
Chegg Inc.(a)(b)	33,253	945,383
Graham Holdings Co., Class B	1,220	706,746
Grand Canyon Education Inc.(a)	13,919	1,570,063
H&R Block Inc.	61,697	1,588,698
Houghton Mifflin Harcourt Co.(a)	30,763	215,341
K12 Inc.(a)	10,006	177,106
Laureate Education Inc., Class A(a)	25,311	390,802
Regis Corp.(a)	8,829	180,376
Service Corp. International/U.S.	52,885	2,337,517
ServiceMaster Global Holdings Inc.(a)	41,307	2,562,273
Sotheby’s(a)	11,325	557,077
Strategic Education Inc.	6,013	823,961
Weight Watchers International Inc.(a)	11,606	835,516

		16,377,953
Diversified Financial Services — 1.5%
AXA Equitable Holdings Inc.(b)	41,644	893,264
Banco Latinoamericano de Comercio Exterior SA, Class E	7,986	167,067
Berkshire Hathaway Inc., Class B(a)	587,649	125,821,527
Cannae Holdings Inc.(a)	18,804	393,944
FGL Holdings(a)	42,589	381,172
Jefferies Financial Group Inc.	92,702	2,035,736
Marlin Business Services Corp.	2,324	67,047
On Deck Capital Inc.(a)	17,465	132,210
Voya Financial Inc.(b)	48,800	2,423,896

		132,315,863
Diversified Telecommunication Services — 1.7%
AT&T Inc.	2,205,018	74,044,504
ATN International Inc.	3,457	255,403
CenturyLink Inc.	289,784	6,143,421
Cincinnati Bell Inc.(a)	13,110	209,105
Cogent Communications Holdings Inc.	13,234	738,457
Consolidated Communications Holdings Inc.	18,384	239,727
Frontier Communications Corp.(b)	35,252	228,786
Intelsat SA(a)(b)	14,564	436,920
Iridium Communications Inc.(a)(b)	26,679	600,278
Ooma Inc.(a)(b)	9,157	152,006

Security	Shares	Value
Diversified Telecommunication Services (continued)
ORBCOMM Inc.(a)	21,769	$236,411
pdvWireless Inc.(a)	3,499	118,616
Verizon Communications Inc.	1,254,857	66,996,815
Vonage Holdings Corp.(a)	64,506	913,405
Windstream Holdings Inc.(a)	10,643	52,151
Zayo Group Holdings Inc.(a)	60,247	2,091,776

		153,457,781
Electric Utilities — 1.6%
ALLETE Inc.	14,992	1,124,550
Alliant Energy Corp.	70,056	2,982,284
American Electric Power Co. Inc.	149,971	10,629,945
Avangrid Inc.	16,971	813,420
Duke Energy Corp.	216,081	17,290,802
Edison International	96,606	6,538,294
El Paso Electric Co.	12,735	728,442
Entergy Corp.	55,244	4,481,946
Evergy Inc.	82,768	4,545,619
Eversource Energy	96,180	5,909,299
Exelon Corp.	292,640	12,776,662
FirstEnergy Corp.	147,967	5,499,933
Hawaiian Electric Industries Inc.	33,365	1,187,460
IDACORP Inc.	15,014	1,489,839
MGE Energy Inc.	10,794	689,197
NextEra Energy Inc.	142,834	23,938,978
OGE Energy Corp.	60,838	2,209,636
Otter Tail Corp.	12,009	575,231
PG&E Corp.	156,857	7,216,991
Pinnacle West Capital Corp.	34,381	2,722,288
PNM Resources Inc.	23,181	914,490
Portland General Electric Co.	27,146	1,238,129
PPL Corp.	212,315	6,212,337
Southern Co. (The)	306,940	13,382,584
Spark Energy Inc., Class A(b)	1,716	14,157
Xcel Energy Inc.	155,075	7,321,091

		142,433,604
Electrical Equipment — 0.6%
Acuity Brands Inc.	11,997	1,885,928
Allied Motion Technologies Inc.	1,783	97,049
AMETEK Inc.	69,097	5,466,955
Atkore International Group Inc.(a)	9,764	259,039
AZZ Inc.	7,641	385,870
Babcock & Wilcox Enterprises Inc.(a)(b)	9,046	9,317
Eaton Corp. PLC	132,499	11,491,638
Emerson Electric Co.	190,282	14,571,796
Encore Wire Corp.	5,869	294,037
Energous Corp.(a)(b)	4,324	43,759
EnerSys	13,181	1,148,461
Enphase Energy Inc.(a)(b)	26,011	126,153
FuelCell Energy Inc.(a)(b)	52,131	55,780
Generac Holdings Inc.(a)	17,595	992,534
GrafTech International Ltd.(b)	18,536	361,637
Hubbell Inc.	16,715	2,232,623
nVent Electric PLC	50,151	1,362,101
Plug Power Inc.(a)(b)	81,879	157,208
Powell Industries Inc.	2,445	88,656
Preformed Line Products Co.	746	52,429
Regal Beloit Corp.	13,547	1,116,950
Rockwell Automation Inc.	37,355	7,004,810
Sensata Technologies Holding PLC(a)	50,310	2,492,860

34

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Electrical Equipment (continued)
Sunrun Inc.(a)	29,435	$366,171
Thermon Group Holdings Inc.(a)	10,050	259,089
TPI Composites Inc.(a)(b)	5,054	144,292
Vicor Corp.(a)(b)	5,368	246,928
Vivint Solar Inc.(a)	5,810	30,212

		52,744,282
Electronic Equipment, Instruments & Components — 0.7%
Amphenol Corp., Class A	89,323	8,398,149
Anixter International Inc.(a)	8,698	611,469
Arlo Technologies Inc.(a)	5,435	78,862
Arrow Electronics Inc.(a)	26,315	1,939,942
Avnet Inc.	36,313	1,625,733
AVX Corp.	13,574	245,011
Badger Meter Inc.	8,194	433,872
Bel Fuse Inc., Class B, NVS	3,100	82,150
Belden Inc.(b)	12,236	873,773
Benchmark Electronics Inc.	15,559	364,081
CDW Corp./DE	44,699	3,974,635
Cognex Corp.	49,592	2,768,226
Coherent Inc.(a)	7,322	1,260,775
Control4 Corp.(a)	8,024	275,464
Corning Inc.	242,748	8,569,004
CTS Corp.	9,452	324,204
Daktronics Inc.	10,241	80,289
Dolby Laboratories Inc., Class A	18,445	1,290,597
Electro Scientific Industries Inc.(a)	8,065	140,734
ePlus Inc.(a)	4,322	400,649
Fabrinet(a)	10,582	489,523
FARO Technologies Inc.(a)	4,856	312,484
Fitbit Inc., Class A(a)	62,847	336,232
FLIR Systems Inc.	40,693	2,501,399
II-VI Inc.(a)(b)	18,678	883,469
Insight Enterprises Inc.(a)	10,132	548,040
IPG Photonics Corp.(a)(b)	10,788	1,683,683
Iteris Inc.(a)(b)	12,535	67,438
Itron Inc.(a)	10,630	682,446
Jabil Inc.	49,416	1,338,185
KEMET Corp.(a)	18,200	337,610
Keysight Technologies Inc.(a)	56,832	3,766,825
Kimball Electronics Inc.(a)	6,946	136,489
Knowles Corp.(a)(b)	28,225	469,100
Littelfuse Inc.	7,201	1,425,006
Maxwell Technologies Inc.(a)(b)	9,226	32,199
Mesa Laboratories Inc.(b)	798	148,125
Methode Electronics Inc.	10,592	383,430
MTS Systems Corp.	6,076	332,661
Napco Security Technologies Inc.(a)	8,305	124,160
National Instruments Corp.	33,610	1,624,371
nLight Inc.(a)(b)	2,458	54,592
Novanta Inc.(a)	10,266	702,194
OSI Systems Inc.(a)	5,511	420,544
PAR Technology Corp.(a)	5,217	115,922
Park Electrochemical Corp.	5,936	115,693
PC Connection Inc.	2,472	96,136
Plexus Corp.(a)	9,741	569,946
Rogers Corp.(a)	5,643	831,327
Sanmina Corp.(a)	20,622	569,167
ScanSource Inc.(a)	7,668	305,953
SYNNEX Corp.	8,809	746,122
Tech Data Corp.(a)	11,581	828,852

Security	Shares	Value
Electronic Equipment, Instruments & Components (continued)
Trimble Inc.(a)	75,879	$3,297,701
TTM Technologies Inc.(a)(b)	27,481	437,223
Vishay Intertechnology Inc.	38,623	785,978
Vishay Precision Group Inc.(a)	3,341	124,953
Zebra Technologies Corp., Class A(a)	16,171	2,859,518

		64,222,315
Energy Equipment & Services — 0.7%
Apergy Corp.(a)	23,485	1,023,007
Archrock Inc.	40,080	488,976
Baker Hughes a GE Co.	126,197	4,269,245
Basic Energy Services Inc.(a)	5,295	52,897
Bristow Group Inc.(a)	10,131	122,889
C&J Energy Services Inc.(a)	19,378	403,062
Cactus Inc., Class A(a)	11,057	423,262
CARBO Ceramics Inc.(a)	5,483	39,752
Covia Holdings Corp.(a)(b)	9,816	88,050
Dawson Geophysical Co.(a)	10,980	67,966
Diamond Offshore Drilling Inc.(a)	19,087	381,740
Dril-Quip Inc.(a)	11,377	594,448
Era Group Inc.(a)	6,003	74,137
Exterran Corp.(a)	9,729	258,110
Forum Energy Technologies Inc.(a)(b)	26,285	272,050
Frank’s International NV(b)	18,107	157,169
FTS International Inc.(a)	6,830	80,526
Gulfmark Offshore Inc.(a)(b)	2,586	96,458
Halliburton Co.	265,536	10,762,174
Helix Energy Solutions Group Inc.(a)	40,801	403,114
Helmerich & Payne Inc.	31,742	2,182,897
Independence Contract Drilling Inc.(a)	12,928	63,864
ION Geophysical Corp.(a)	3,871	60,194
Keane Group Inc.(a)	14,317	177,101
Key Energy Services Inc.(a)	4,283	48,998
KLX Energy Services Holdings Inc.(a)	5,968	191,036
Liberty Oilfield Services Inc., Class A(b)	13,428	289,642
Mammoth Energy Services Inc.	2,440	71,004
Matrix Service Co.(a)	7,243	178,540
McDermott International Inc.(a)	54,385	1,002,316
Nabors Industries Ltd.	103,858	639,765
National Oilwell Varco Inc.	116,396	5,014,340
Natural Gas Services Group Inc.(a)(b)	3,320	70,052
NCS Multistage Holdings Inc.(a)(b)	3,434	56,695
Newpark Resources Inc.(a)	25,279	261,638
Nine Energy Service Inc.(a)	3,348	102,382
Noble Corp. PLC(a)	68,129	478,947
Nuverra Environmental Solutions Inc.(a)(b)	7,389	82,166
Ocean Rig UDW Inc., Class A(a)	16,391	567,456
Oceaneering International Inc.	28,279	780,500
Oil States International Inc.(a)	17,955	596,106
Patterson-UTI Energy Inc.	67,863	1,161,136
PHI Inc., NVS(a)	3,835	35,819
Pioneer Energy Services Corp.(a)	17,149	50,590
Profire Energy Inc.(a)	18,767	59,867
ProPetro Holding Corp.(a)	22,881	377,308
Quintana Energy Services Inc.(a)	9,651	70,838
RigNet Inc.(a)	3,408	69,353
Rowan Companies PLC, Class A(a)	38,557	726,028
RPC Inc.	17,153	265,528
Schlumberger Ltd.	420,430	25,612,596
SEACOR Holdings Inc.(a)	4,301	212,512
SEACOR Marine Holdings Inc.(a)	4,324	97,852

35

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Energy Equipment & Services (continued)
Select Energy Services Inc., Class A(a)	10,167	$120,377
Smart Sand Inc.(a)(b)	5,194	21,347
Solaris Oilfield Infrastructure Inc., Class A(a)(b)	10,007	189,032
Superior Energy Services Inc.(a)	44,337	431,842
TETRA Technologies Inc.(a)	33,516	151,157
Tidewater Inc.(a)(b)	7,185	224,100
Transocean Ltd.(a)(b)	129,764	1,810,208
U.S. Silica Holdings Inc.	24,353	458,567
Unit Corp.(a)(b)	16,252	423,527
Weatherford International PLC(a)(b)	301,566	817,244

		66,361,499
Entertainment — 1.9%
Activision Blizzard Inc.	228,300	18,992,277
AMC Entertainment Holdings Inc., Class A	15,862	325,171
Cinemark Holdings Inc.	31,223	1,255,165
Electronic Arts Inc.(a)	91,262	10,996,158
Eros International PLC(a)(b)	8,499	102,413
Glu Mobile Inc.(a)	31,122	231,859
IMAX Corp.(a)	16,949	437,284
Liberty Media Corp.-Liberty Braves, Class A(a)	2,984	81,404
Liberty Media Corp.-Liberty Braves, Class C, NVS(a)	9,822	267,649
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	7,361	261,904
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	59,754	2,222,251
Lions Gate Entertainment Corp., Class A	16,197	395,045
Lions Gate Entertainment Corp., Class B, NVS	30,909	720,180
Live Nation Entertainment Inc.(a)	42,514	2,315,738
LiveXLive Media Inc.(a)	8,293	32,509
Madison Square Garden Co. (The), Class A(a)	5,688	1,793,540
Marcus Corp. (The)	5,545	233,167
Netflix Inc.(a)	126,389	47,285,917
Pandora Media Inc.(a)(b)	79,197	753,163
Reading International Inc., Class A, NVS(a)	4,845	76,551
Rosetta Stone Inc.(a)	5,615	111,682
Take-Two Interactive Software Inc.(a)	34,365	4,742,026
Twenty-First Century Fox Inc., Class A, NVS	315,839	14,632,821
Twenty-First Century Fox Inc., Class B	148,374	6,798,497
Viacom Inc., Class A	2,834	103,583
Viacom Inc., Class B, NVS	108,532	3,664,040
Walt Disney Co. (The)	452,247	52,885,764
World Wrestling Entertainment Inc., Class A	13,286	1,285,155
Zynga Inc., Class A(a)	229,977	922,208

		173,925,121
Equity Real Estate Investment Trusts (REITs) — 3.4%
Acadia Realty Trust	23,816	667,562
Agree Realty Corp.(b)	9,154	486,260
Alexander & Baldwin Inc.	19,370	439,505
Alexander’s Inc.	685	235,161
Alexandria Real Estate Equities Inc.	31,814	4,001,883
American Assets Trust Inc.	12,071	450,128
American Campus Communities Inc.	40,606	1,671,343
American Homes 4 Rent, Class A	78,244	1,712,761
American Tower Corp.	132,965	19,319,814
Americold Realty Trust	15,854	396,667
Apartment Investment & Management Co., Class A	47,431	2,093,130
Apple Hospitality REIT Inc.	67,993	1,189,198
Armada Hoffler Properties Inc.	11,948	180,534
Ashford Hospitality Trust Inc.	21,074	134,663
AvalonBay Communities Inc.	41,797	7,571,527

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Bluerock Residential Growth REIT Inc.(b)	5,608	$54,958
Boston Properties Inc.	46,673	5,744,980
Braemar Hotels & Resorts Inc.	9,018	106,142
Brandywine Realty Trust	50,729	797,460
Brixmor Property Group Inc.	91,511	1,602,358
Brookfield Property REIT Inc., Class A	47,422	992,542
BRT Apartments Corp.	6,652	80,090
Camden Property Trust	27,298	2,554,274
CareTrust REIT Inc.	24,699	437,419
CatchMark Timber Trust Inc., Class A	10,609	121,261
CBL & Associates Properties Inc.(b)	51,918	207,153
Cedar Realty Trust Inc.	25,272	117,768
Chatham Lodging Trust	14,712	307,334
Chesapeake Lodging Trust	17,529	562,155
City Office REIT Inc.	7,876	99,395
Clipper Realty Inc.	1,696	22,947
Colony Capital Inc.(b)	148,105	901,959
Columbia Property Trust Inc.	36,726	868,203
Community Healthcare Trust Inc.	6,620	205,088
CoreCivic Inc.	34,859	848,119
CorEnergy Infrastructure Trust Inc.(b)	4,420	166,104
CorePoint Lodging Inc.	13,120	255,184
CoreSite Realty Corp.	11,155	1,239,767
Corporate Office Properties Trust	29,044	866,383
Cousins Properties Inc.	124,349	1,105,463
Crown Castle International Corp.	125,493	13,971,136
CubeSmart	56,595	1,614,655
CyrusOne Inc.	29,708	1,883,487
DDR Corp.	45,332	606,995
DiamondRock Hospitality Co.	65,581	765,330
Digital Realty Trust Inc.(b)	62,300	7,007,504
Douglas Emmett Inc.	47,994	1,810,334
Duke Realty Corp.	109,370	3,102,827
Easterly Government Properties Inc.	18,325	354,955
EastGroup Properties Inc.	10,447	998,942
Empire State Realty Trust Inc., Class A	39,003	647,840
EPR Properties	22,354	1,529,237
Equinix Inc.	24,004	10,391,092
Equity Commonwealth(a)	36,737	1,178,890
Equity LifeStyle Properties Inc.	25,345	2,444,525
Equity Residential	109,510	7,256,133
Essex Property Trust Inc.	19,797	4,884,118
Extra Space Storage Inc.	37,312	3,232,712
Farmland Partners Inc.(b)	9,815	65,761
Federal Realty Investment Trust	21,889	2,768,302
First Industrial Realty Trust Inc.	36,494	1,145,912
Forest City Realty Trust Inc., Class A	64,514	1,618,656
Four Corners Property Trust Inc.	19,519	501,443
Franklin Street Properties Corp.(b)	32,042	256,016
Front Yard Residential Corp.	15,871	172,200
Gaming and Leisure Properties Inc.	61,249	2,159,027
GEO Group Inc. (The)	36,426	916,478
Getty Realty Corp.	10,052	287,085
Gladstone Commercial Corp.	7,240	138,646
Gladstone Land Corp.(b)	6,824	84,208
Global Medical REIT Inc.(b)	4,426	41,693
Global Net Lease Inc.	19,885	414,602
Government Properties Income Trust(b)	17,884	201,910
Gramercy Property Trust	48,135	1,320,824
HCP Inc.	143,043	3,764,892

36

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Healthcare Realty Trust Inc.(b)	36,604	$1,071,033
Healthcare Trust of America Inc., Class A	61,374	1,636,845
Hersha Hospitality Trust	11,007	249,529
Highwoods Properties Inc.	30,952	1,462,792
Hospitality Properties Trust	49,010	1,413,448
Host Hotels & Resorts Inc.	223,319	4,712,031
Hudson Pacific Properties Inc.	46,713	1,528,449
Independence Realty Trust Inc.	28,320	298,210
Industrial Logistics Properties Trust(b)	6,089	140,108
InfraREIT Inc.(a)	11,282	238,614
Innovative Industrial Properties Inc.	2,550	123,012
Investors Real Estate Trust	35,598	212,876
Invitation Homes Inc.(b)	91,739	2,101,740
Iron Mountain Inc.(b)	86,135	2,973,380
iStar Inc.	18,196	203,249
JBG SMITH Properties	31,004	1,141,877
Jernigan Capital Inc.(b)	3,116	60,108
Kilroy Realty Corp.	29,556	2,118,870
Kimco Realty Corp.	125,307	2,097,639
Kite Realty Group Trust	23,471	390,792
Lamar Advertising Co., Class A	25,407	1,976,665
LaSalle Hotel Properties	33,913	1,173,051
Lexington Realty Trust	65,442	543,169
Liberty Property Trust	43,813	1,851,099
Life Storage Inc.	14,233	1,354,412
LTC Properties Inc.(b)	11,294	498,178
Macerich Co. (The)	40,939	2,263,517
Mack-Cali Realty Corp.	27,556	585,841
MedEquities Realty Trust Inc.(b)	6,694	65,066
Medical Properties Trust Inc.	108,301	1,614,768
Mid-America Apartment Communities Inc.	34,196	3,425,755
Monmouth Real Estate Investment Corp.	24,923	416,713
National Health Investors Inc.(b)	11,956	903,754
National Retail Properties Inc.	46,404	2,079,827
National Storage Affiliates Trust	15,454	393,150
New Senior Investment Group Inc.	24,831	146,503
NexPoint Residential Trust Inc.	5,028	166,930
NorthStar Realty Europe Corp.	17,349	245,662
Omega Healthcare Investors Inc.(b)	58,265	1,909,344
One Liberty Properties Inc.	3,236	89,896
Outfront Media Inc.	41,001	817,970
Paramount Group Inc.	65,099	982,344
Park Hotels & Resorts Inc.(b)	60,856	1,997,294
Pebblebrook Hotel Trust	20,496	745,440
Pennsylvania REIT(b)	19,901	188,263
Physicians Realty Trust	57,191	964,240
Piedmont Office Realty Trust Inc., Class A	38,734	733,235
PotlatchDeltic Corp.	18,662	764,209
Preferred Apartment Communities Inc., Class A(b)	11,202	196,931
Prologis Inc.	190,045	12,883,151
PS Business Parks Inc.	6,033	766,734
Public Storage	45,023	9,077,987
QTS Realty Trust Inc., Class A(b)	14,983	639,325
Ramco-Gershenson Properties Trust(b)	21,606	293,842
Rayonier Inc.	38,036	1,285,997
Realty Income Corp.	88,282	5,022,363
Regency Centers Corp.	46,084	2,980,252
Retail Opportunity Investments Corp.	33,184	619,545
Retail Properties of America Inc., Class A	63,717	776,710
Retail Value Inc.(a)	4,569	149,361

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Rexford Industrial Realty Inc.	27,466	$877,813
RLJ Lodging Trust	52,426	1,154,945
Ryman Hospitality Properties Inc.	13,672	1,178,116
Sabra Health Care REIT Inc.	52,501	1,213,823
Safety Income & Growth Inc.	3,985	74,639
Saul Centers Inc.	3,690	206,640
SBA Communications Corp.(a)	34,495	5,540,932
Select Income REIT	20,036	439,590
Senior Housing Properties Trust	72,416	1,271,625
Seritage Growth Properties, Class A(b)	9,743	462,695
Simon Property Group Inc.	93,418	16,511,631
SL Green Realty Corp.	25,840	2,520,175
Spirit MTA REIT	13,633	157,052
Spirit Realty Capital Inc.	135,027	1,088,318
STAG Industrial Inc.	30,381	835,477
STORE Capital Corp.	54,552	1,516,000
Summit Hotel Properties Inc.	29,731	402,260
Sun Communities Inc.	24,939	2,532,306
Sunstone Hotel Investors Inc.(b)	65,998	1,079,727
Tanger Factory Outlet Centers Inc.(b)	28,465	651,279
Taubman Centers Inc.	17,649	1,055,940
Terreno Realty Corp.	17,493	659,486
Tier REIT Inc.	13,942	336,002
UDR Inc.	79,943	3,232,095
UMH Properties Inc.	11,135	174,151
Uniti Group Inc.(a)(b)	49,510	997,626
Universal Health Realty Income Trust	3,761	279,856
Urban Edge Properties	34,509	761,959
Urstadt Biddle Properties Inc., Class A	10,574	225,120
Ventas Inc.	107,828	5,863,687
VEREIT Inc.	295,002	2,141,715
VICI Properties Inc.	112,952	2,442,022
Vornado Realty Trust	52,567	3,837,391
Washington Prime Group Inc.	51,839	378,425
Washington REIT	23,770	728,550
Weingarten Realty Investors	36,904	1,098,263
Welltower Inc.	112,634	7,244,619
Weyerhaeuser Co.	229,447	7,404,255
Whitestone REIT(b)	10,515	145,948
WP Carey Inc.(b)	31,983	2,056,827
Xenia Hotels & Resorts Inc.(b)	35,148	833,008

		309,728,092
Food & Staples Retailing — 1.3%
Andersons Inc. (The)	7,790	293,294
BJ’s Wholesale Club Holdings Inc.(a)(b)	12,970	347,337
Casey’s General Stores Inc.	11,409	1,473,016
Chefs’ Warehouse Inc. (The)(a)	6,330	230,096
Costco Wholesale Corp.	132,524	31,127,237
Ingles Markets Inc., Class A	4,877	167,037
Kroger Co. (The)	241,414	7,027,562
Natural Grocers by Vitamin Cottage Inc.(a)(b)	2,100	35,469
Performance Food Group Co.(a)	30,771	1,024,674
PriceSmart Inc.	6,781	548,922
Rite Aid Corp.(a)(b)	303,527	388,515
Smart & Final Stores Inc.(a)(b)	7,796	44,437
SpartanNash Co.	10,305	206,718
Sprouts Farmers Market Inc.(a)	36,635	1,004,165
SUPERVALU Inc.(a)	10,482	337,730
Sysco Corp.	144,343	10,573,125
U.S. Foods Holding Corp.(a)	66,583	2,052,088

37

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Food & Staples Retailing (continued)
United Natural Foods Inc.(a)	15,280	$457,636
Village Super Market Inc., Class A	1,419	38,597
Walgreens Boots Alliance Inc.	256,549	18,702,422
Walmart Inc.	432,775	40,641,900
Weis Markets Inc.	3,131	135,885

		116,857,862
Food Products — 1.1%
Alico Inc.	999	33,766
Archer-Daniels-Midland Co.	169,266	8,509,002
B&G Foods Inc.(b)	19,260	528,687
Bunge Ltd.	42,262	2,903,822
Calavo Growers Inc.	4,761	459,913
Cal-Maine Foods Inc.	9,530	460,299
Campbell Soup Co.	53,543	1,961,280
Conagra Brands Inc.	118,976	4,041,615
Darling Ingredients Inc.(a)	47,586	919,362
Dean Foods Co.	28,084	199,396
Farmer Bros. Co.(a)	1,909	50,398
Flowers Foods Inc.	54,850	1,023,501
Fresh Del Monte Produce Inc.	10,250	347,372
Freshpet Inc.(a)(b)	6,907	253,487
General Mills Inc.	179,717	7,713,454
Hain Celestial Group Inc. (The)(a)(b)	30,608	830,089
Hershey Co. (The)	43,029	4,388,958
Hormel Foods Corp.	81,822	3,223,787
Hostess Brands Inc.(a)	30,196	334,270
Ingredion Inc.	21,404	2,246,564
J&J Snack Foods Corp.	4,703	709,636
JM Smucker Co. (The)	33,738	3,461,856
John B Sanfilippo & Son Inc.	2,229	159,106
Kellogg Co.	75,923	5,316,128
Kraft Heinz Co. (The)	182,341	10,048,813
Lamb Weston Holdings Inc.	44,758	2,980,883
Lancaster Colony Corp.	5,816	867,805
Landec Corp.(a)	7,285	104,904
Limoneira Co.	5,404	141,098
McCormick & Co. Inc./MD, NVS	36,846	4,854,460
Mondelez International Inc., Class A	439,255	18,870,395
Pilgrim’s Pride Corp.(a)(b)	17,038	308,217
Pinnacle Foods Inc.	36,509	2,366,148
Post Holdings Inc.(a)(b)	19,708	1,932,172
Sanderson Farms Inc.	5,826	602,234
Seaboard Corp.	73	270,833
Seneca Foods Corp., Class A(a)	2,457	82,801
Simply Good Foods Co. (The)(a)	18,157	353,154
Tootsie Roll Industries Inc.(b)	6,318	184,801
TreeHouse Foods Inc.(a)(b)	16,300	779,955
Tyson Foods Inc., Class A	88,117	5,245,605

		100,070,026
Gas Utilities — 0.2%
Atmos Energy Corp.	32,860	3,085,883
Chesapeake Utilities Corp.	5,180	434,602
National Fuel Gas Co.	24,053	1,348,411
New Jersey Resources Corp.	25,656	1,182,742
Northwest Natural Holding Co.	8,786	587,783
ONE Gas Inc.	15,525	1,277,397
RGC Resources Inc.	2,830	75,589
South Jersey Industries Inc.	26,462	933,315
Southwest Gas Holdings Inc.	15,184	1,199,992

Security	Shares	Value
Gas Utilities (continued)
Spire Inc.	14,437	$1,061,841
UGI Corp.	52,834	2,931,230

		14,118,785
Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	518,978	38,072,226
ABIOMED Inc.(a)	13,044	5,866,539
Accuray Inc.(a)(b)	20,106	90,477
Align Technology Inc.(a)(b)	24,091	9,424,881
AngioDynamics Inc.(a)	11,645	253,162
Anika Therapeutics Inc.(a)(b)	4,643	195,842
Antares Pharma Inc.(a)	42,712	143,512
AtriCure Inc.(a)	11,240	393,737
Atrion Corp.	398	276,530
Avanos Medical Inc.(a)	13,753	942,081
AxoGen Inc.(a)(b)	9,470	348,970
Baxter International Inc.	151,508	11,679,752
Becton Dickinson and Co.	80,338	20,968,218
Boston Scientific Corp.(a)	418,288	16,104,088
Cantel Medical Corp.	11,350	1,044,881
Cardiovascular Systems Inc.(a)	8,645	338,365
Cerus Corp.(a)	44,280	319,259
CONMED Corp.	8,009	634,473
Cooper Companies Inc. (The)(b)	14,841	4,113,183
CryoLife Inc.(a)	9,294	327,149
CryoPort Inc.(a)	8,284	106,118
Cutera Inc.(a)	4,648	151,292
CytoSorbents Corp.(a)(b)	8,548	110,269
Danaher Corp.	187,914	20,418,735
DENTSPLY SIRONA Inc.	66,516	2,510,314
DexCom Inc.(a)	26,466	3,785,697
Edwards Lifesciences Corp.(a)(b)	63,715	11,092,781
ElectroCore LLC(a)	6,303	88,242
Endologix Inc.(a)	24,699	47,175
FONAR Corp.(a)	2,710	67,479
GenMark Diagnostics Inc.(a)(b)	13,230	97,241
Glaukos Corp.(a)(b)	9,949	645,690
Globus Medical Inc., Class A(a)	21,035	1,193,947
Haemonetics Corp.(a)	15,641	1,792,146
Helius Medical Technologies Inc.(a)(b)	7,284	71,310
Heska Corp.(a)	2,163	245,090
Hill-Rom Holdings Inc.	20,106	1,898,006
Hologic Inc.(a)	81,546	3,341,755
ICU Medical Inc.(a)	4,703	1,329,773
IDEXX Laboratories Inc.(a)	26,129	6,523,366
Inogen Inc.(a)	5,320	1,298,718
Insulet Corp.(a)(b)	17,277	1,830,498
Integer Holdings Corp.(a)	9,315	772,679
Integra LifeSciences Holdings Corp.(a)	22,026	1,450,853
IntriCon Corp.(a)(b)	2,093	117,627
Intuitive Surgical Inc.(a)	34,070	19,556,180
Invacare Corp.(b)	9,050	131,678
iRadimed Corp.(a)(b)	4,613	171,373
iRhythm Technologies Inc.(a)	7,131	675,020
K2M Group Holdings Inc.(a)	12,071	330,383
Lantheus Holdings Inc.(a)	13,384	200,091
LeMaitre Vascular Inc.	5,415	209,777
LivaNova PLC(a)	14,429	1,788,763
Masimo Corp.(a)	13,960	1,738,578
Medtronic PLC	410,442	40,375,180
Meridian Bioscience Inc.	11,532	171,827

38

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Health Care Equipment & Supplies (continued)
Merit Medical Systems Inc.(a)	16,121	$990,635
Natus Medical Inc.(a)	10,099	360,029
Neogen Corp.(a)	14,808	1,059,216
Neuronetics Inc.(a)	2,680	85,921
Nevro Corp.(a)	8,235	469,395
Novocure Ltd.(a)(b)	21,579	1,130,740
NuVasive Inc.(a)	15,092	1,071,230
Nuvectra Corp.(a)	4,183	91,942
NxStage Medical Inc.(a)	20,091	560,338
OraSure Technologies Inc.(a)	18,653	288,189
Orthofix Medical Inc.(a)	5,261	304,138
OrthoPediatrics Corp.(a)(b)	3,250	119,080
Oxford Immunotec Global PLC(a)	8,470	137,468
Penumbra Inc.(a)	9,124	1,365,863
Pulse Biosciences Inc.(a)(b)	2,700	38,313
Quidel Corp.(a)(b)	9,911	645,900
ResMed Inc.	42,957	4,954,660
Rockwell Medical Inc.(a)(b)	15,390	64,946
RTI Surgical Inc.(a)	16,101	72,455
SeaSpine Holdings Corp.(a)(b)	6,616	102,945
Senseonics Holdings Inc.(a)(b)	20,019	95,491
Sientra Inc.(a)	5,000	119,400
STAAR Surgical Co.(a)	13,026	625,248
STERIS PLC	25,327	2,897,409
Stryker Corp.	103,512	18,392,012
Surmodics Inc.(a)	4,363	325,698
Tactile Systems Technology Inc.(a)	5,370	381,539
Tandem Diabetes Care Inc.(a)	15,549	666,119
Teleflex Inc.	13,922	3,704,505
TransEnterix Inc.(a)(b)	46,998	272,588
Utah Medical Products Inc.	954	89,867
Varex Imaging Corp.(a)	11,239	322,110
Varian Medical Systems Inc.(a)	28,153	3,151,165
ViewRay Inc.(a)	13,493	126,294
West Pharmaceutical Services Inc.	22,459	2,773,013
Wright Medical Group NV(a)(b)	37,464	1,087,205
Zimmer Biomet Holdings Inc.	61,933	8,142,332

		294,958,374
Health Care Providers & Services — 3.0%
AAC Holdings Inc.(a)	1,619	12,353
Acadia Healthcare Co. Inc.(a)(b)	26,193	921,994
Addus HomeCare Corp.(a)	2,945	206,592
Aetna Inc.	96,986	19,673,610
Amedisys Inc.(a)	8,387	1,048,039
American Renal Associates Holdings Inc.(a)(b)	2,520	54,558
AmerisourceBergen Corp.	47,426	4,373,626
AMN Healthcare Services Inc.(a)(b)	14,857	812,678
Anthem Inc.	78,911	21,625,560
Apollo Medical Holdings Inc.(a)(b)	7,456	164,554
BioScrip Inc.(a)(b)	51,368	159,241
BioTelemetry Inc.(a)	10,340	666,413
Brookdale Senior Living Inc.(a)	56,467	555,071
Capital Senior Living Corp.(a)(b)	8,054	76,030
Cardinal Health Inc.	94,132	5,083,128
Centene Corp.(a)	61,437	8,894,849
Chemed Corp.	4,821	1,540,695
Cigna Corp.	71,443	14,878,005
Civitas Solutions Inc.(a)	3,265	48,159
Community Health Systems Inc.(a)	33,979	117,567
CorVel Corp.(a)	3,421	206,115

Security	Shares	Value
Health Care Providers & Services (continued)
Cross Country Healthcare Inc.(a)	13,688	$119,496
CVS Health Corp.	308,250	24,265,440
DaVita Inc.(a)	39,428	2,824,228
Diplomat Pharmacy Inc.(a)(b)	19,059	369,935
Encompass Health Corp.	29,520	2,301,084
Ensign Group Inc. (The)	15,649	593,410
Envision Healthcare Corp.(a)	36,914	1,688,077
Express Scripts Holding Co.(a)	170,257	16,176,118
Genesis Healthcare Inc.(a)(b)	16,069	21,693
HCA Healthcare Inc.	83,979	11,683,158
HealthEquity Inc.(a)	16,257	1,534,823
Henry Schein Inc.(a)(b)	46,248	3,932,467
Humana Inc.	41,798	14,149,459
Laboratory Corp. of America Holdings(a)	31,132	5,407,006
LHC Group Inc.(a)	9,347	962,648
LifePoint Health Inc.(a)	10,477	674,719
Magellan Health Inc.(a)	7,598	547,436
McKesson Corp.	60,733	8,056,232
MEDNAX Inc.(a)	27,698	1,292,389
Molina Healthcare Inc.(a)	18,675	2,776,972
National HealthCare Corp.	3,016	227,316
National Research Corp.	2,166	83,608
Owens & Minor Inc.	17,916	295,972
Patterson Companies Inc.	24,572	600,785
PetIQ Inc.(a)(b)	3,016	118,559
Premier Inc., Class A(a)	15,741	720,623
Providence Service Corp. (The)(a)	3,488	234,673
Quest Diagnostics Inc.	40,932	4,416,972
Quorum Health Corp.(a)	16,800	98,448
R1 RCM Inc.(a)(b)	29,829	303,063
RadNet Inc.(a)	9,215	138,686
Select Medical Holdings Corp.(a)	30,359	558,606
Surgery Partners Inc.(a)	4,507	74,365
Tenet Healthcare Corp.(a)	23,670	673,648
Tivity Health Inc.(a)(b)	11,361	365,256
Triple-S Management Corp., Class B(a)	6,930	130,908
U.S. Physical Therapy Inc.	3,345	396,717
UnitedHealth Group Inc.	289,955	77,139,628
Universal Health Services Inc., Class B	25,097	3,208,400
WellCare Health Plans Inc.(a)	15,160	4,858,628

		275,140,488
Health Care Technology — 0.2%
Allscripts Healthcare Solutions Inc.(a)	53,870	767,648
athenahealth Inc.(a)	11,834	1,581,022
Castlight Health Inc., Class B(a)	12,120	32,724
Cerner Corp.(a)	95,984	6,182,329
Computer Programs & Systems Inc.(b)	3,122	83,826
Evolent Health Inc., Class A(a)(b)	19,683	558,997
HealthStream Inc.	7,908	245,227
HMS Holdings Corp.(a)	24,212	794,396
Inovalon Holdings Inc., Class A(a)(b)	16,981	170,659
Inspire Medical Systems Inc.(a)	2,380	100,150
Medidata Solutions Inc.(a)	17,066	1,251,108
NantHealth Inc.(a)(b)	1,951	3,063
NextGen Healthcare Inc.(a)	15,114	303,489
Omnicell Inc.(a)	12,054	866,683
Simulations Plus Inc.	3,280	66,256
Tabula Rasa HealthCare Inc.(a)(b)	5,215	423,406
Teladoc Health Inc.(a)(b)	20,148	1,739,780
Veeva Systems Inc., Class A(a)	36,316	3,953,723

39

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Health Care Technology (continued)
Vocera Communications Inc.(a)	8,960	$327,757

		19,452,243
Hotels, Restaurants & Leisure — 2.0%
Aramark	74,674	3,212,475
BBX Capital Corp.	21,626	160,465
Belmond Ltd., Class A(a)	27,614	503,955
Biglari Holdings Inc., Class A(a)	27	24,894
Biglari Holdings Inc., Class B, NVS(a)(b)	280	50,778
BJ’s Restaurants Inc.	6,924	499,913
Bloomin’ Brands Inc.	26,377	522,001
Bluegreen Vacations Corp.(b)	4,642	83,045
Bojangles’ Inc.(a)(b)	3,126	49,078
Boyd Gaming Corp.	24,129	816,767
Brinker International Inc.	12,704	593,658
Caesars Entertainment Corp.(a)	180,660	1,851,765
Carnival Corp.	122,921	7,838,672
Carrols Restaurant Group Inc.(a)	12,665	184,909
Century Casinos Inc.(a)	6,239	46,543
Cheesecake Factory Inc. (The)	13,310	712,617
Chipotle Mexican Grill Inc.(a)	7,479	3,399,355
Choice Hotels International Inc.	10,863	904,888
Churchill Downs Inc.	3,578	993,611
Chuy’s Holdings Inc.(a)	4,498	118,073
Cracker Barrel Old Country Store Inc.(b)	5,854	861,299
Darden Restaurants Inc.	37,961	4,220,884
Dave & Buster’s Entertainment Inc.	11,377	753,385
Del Frisco’s Restaurant Group Inc.(a)	6,533	54,224
Del Taco Restaurants Inc.(a)	12,237	144,519
Denny’s Corp.(a)	19,989	294,238
Dine Brands Global Inc.	5,199	422,731
Domino’s Pizza Inc.	12,781	3,767,839
Drive Shack Inc.(a)	18,434	109,867
Dunkin’ Brands Group Inc.	25,063	1,847,644
El Pollo Loco Holdings Inc.(a)	8,407	105,508
Eldorado Resorts Inc.(a)(b)	19,806	962,572
Empire Resorts Inc.(a)(b)	834	7,756
Extended Stay America Inc.	57,430	1,161,809
Fiesta Restaurant Group Inc.(a)	8,228	220,099
Golden Entertainment Inc.(a)	6,005	144,180
Habit Restaurants Inc. (The), Class A(a)(b)	3,774	60,195
Hilton Grand Vacations Inc.(a)	30,343	1,004,353
Hilton Worldwide Holdings Inc.	84,938	6,861,292
Hyatt Hotels Corp., Class A(b)	12,803	1,018,991
International Game Technology PLC	28,656	565,956
International Speedway Corp., Class A	7,211	315,842
J Alexander’s Holdings Inc.(a)	4,358	51,860
Jack in the Box Inc.	8,639	724,207
Las Vegas Sands Corp.	108,279	6,424,193
Lindblad Expeditions Holdings Inc.(a)	4,296	63,882
Marriott International Inc./MD, Class A	87,566	11,561,339
Marriott Vacations Worldwide Corp.	11,630	1,299,652
McDonald’s Corp.	235,574	39,409,174
MGM Resorts International	152,669	4,260,992
Monarch Casino & Resort Inc.(a)	4,141	188,208
Nathan’s Famous Inc.	900	74,160
Noodles & Co.(a)	3,533	42,749
Norwegian Cruise Line Holdings Ltd.(a)	62,195	3,571,859
Papa John’s International Inc.	6,056	310,552
Penn National Gaming Inc.(a)	19,968	657,347
Pinnacle Entertainment Inc.(a)	15,287	515,019

Security	Shares	Value
Hotels, Restaurants & Leisure (continued)
Planet Fitness Inc., Class A(a)	27,092	$1,463,781
PlayAGS Inc.(a)	6,887	202,960
Potbelly Corp.(a)(b)	8,191	100,749
RCI Hospitality Holdings Inc.	3,330	98,601
Red Lion Hotels Corp.(a)(b)	4,152	51,900
Red Robin Gourmet Burgers Inc.(a)	4,145	166,422
Red Rock Resorts Inc., Class A	20,214	538,703
Royal Caribbean Cruises Ltd.	50,389	6,547,547
Ruth’s Hospitality Group Inc.	9,645	304,300
Scientific Games Corp./DE, Class A(a)	15,567	395,402
SeaWorld Entertainment Inc.(a)	16,016	503,383
Shake Shack Inc., Class A(a)	8,100	510,381
Six Flags Entertainment Corp.	21,576	1,506,436
Sonic Corp.	11,006	477,000
Speedway Motorsports Inc.	3,232	57,691
Starbucks Corp.	398,370	22,643,351
Texas Roadhouse Inc.	19,963	1,383,236
Town Sports International Holdings Inc.(a)	7,456	64,494
Vail Resorts Inc.	12,230	3,356,157
Wendy’s Co. (The)	55,160	945,442
Wingstop Inc.(b)	8,645	590,194
Wyndham Destinations Inc.	29,542	1,280,941
Wyndham Hotels & Resorts Inc.	30,087	1,671,935
Wynn Resorts Ltd.	31,119	3,953,980
Yum China Holdings Inc.	112,461	3,948,506
Yum! Brands Inc.	96,698	8,790,815
Zoe’s Kitchen Inc.(a)	5,292	67,314

		178,249,459
Household Durables — 0.4%
AV Homes Inc.(a)	2,749	54,980
Bassett Furniture Industries Inc.	2,810	59,713
Beazer Homes USA Inc.(a)(b)	11,261	118,240
Cavco Industries Inc.(a)	2,769	700,557
Century Communities Inc.(a)	7,859	206,299
DR Horton Inc.	104,529	4,409,033
Ethan Allen Interiors Inc.	6,935	143,901
Flexsteel Industries Inc.	2,453	72,952
Garmin Ltd.	34,473	2,414,834
GoPro Inc., Class A(a)(b)	31,923	229,846
Green Brick Partners Inc.(a)	4,077	41,178
Hamilton Beach Brands Holding Co., Class A	2,855	62,639
Helen of Troy Ltd.(a)	7,837	1,025,863
Hooker Furniture Corp.	2,878	97,276
Hovnanian Enterprises Inc., Class A(a)(b)	28,716	45,946
Installed Building Products Inc.(a)(b)	6,926	270,114
iRobot Corp.(a)(b)	8,304	912,776
KB Home	26,531	634,356
La-Z-Boy Inc.	14,588	460,981
Leggett & Platt Inc.	39,568	1,732,683
Lennar Corp., Class A	87,493	4,085,048
Lennar Corp., Class B	4,219	162,431
LGI Homes Inc.(a)(b)	5,752	272,875
Lifetime Brands Inc.	2,429	26,476
Lovesac Co. (The)(a)	4,541	113,434
M/I Homes Inc.(a)	8,311	198,882
MDC Holdings Inc.	14,547	430,300
Meritage Homes Corp.(a)	11,746	468,665
Mohawk Industries Inc.(a)	18,947	3,322,356
New Home Co. Inc. (The)(a)(b)	2,344	18,893
Newell Brands Inc.(b)	132,273	2,685,142

40

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Household Durables (continued)
NVR Inc.(a)	957	$2,364,556
PulteGroup Inc.	79,071	1,958,589
Purple Innovation Inc.(a)(b)	10,681	61,950
Roku Inc.(a)(b)	13,110	957,423
Skyline Champion Corp.	5,684	162,392
Sonos Inc.(a)(b)	6,428	103,105
Taylor Morrison Home Corp., Class A(a)	33,294	600,624
Tempur Sealy International Inc.(a)(b)	13,874	733,935
Toll Brothers Inc.	43,353	1,431,950
TopBuild Corp.(a)	10,960	622,747
TRI Pointe Group Inc.(a)	45,710	566,804
Tupperware Brands Corp.	15,367	514,026
Turtle Beach Corp.(a)(b)	3,932	78,404
Universal Electronics Inc.(a)	4,150	163,302
Vuzix Corp.(a)(b)	12,007	78,646
Whirlpool Corp.	19,224	2,282,850
William Lyon Homes, Class A(a)	10,073	160,060
ZAGG Inc.(a)	8,372	123,487

		38,443,519
Household Products — 1.2%
Central Garden & Pet Co.(a)(b)	2,973	107,147
Central Garden & Pet Co., Class A, NVS(a)	13,277	440,000
Church & Dwight Co. Inc.	73,998	4,393,261
Clorox Co. (The)	38,794	5,835,006
Colgate-Palmolive Co.	258,463	17,304,098
Energizer Holdings Inc.	17,382	1,019,454
Kimberly-Clark Corp.	105,553	11,995,043
Oil-Dri Corp. of America	1,309	50,475
Procter & Gamble Co. (The)	755,592	62,887,922
Spectrum Brands Holdings Inc.	12,381	925,108
WD-40 Co.	3,934	677,041

		105,634,555
Independent Power and Renewable Electricity Producers — 0.1%
AES Corp./VA	200,710	2,809,940
Atlantic Power Corp.(a)	32,194	70,827
Clearway Energy Inc., Class A	9,476	180,423
Clearway Energy Inc., Class C	22,275	428,794
NRG Energy Inc.	92,207	3,448,542
Ormat Technologies Inc.	12,587	681,083
Pattern Energy Group Inc., Class A	23,819	473,283
TerraForm Power Inc., Class A	24,386	281,658
Vistra Energy Corp.(a)	124,162	3,089,150

		11,463,700
Industrial Conglomerates — 1.3%
3M Co.	172,874	36,426,280
Carlisle Companies Inc.	17,551	2,137,712
General Electric Co.	2,614,757	29,520,606
Honeywell International Inc.	226,075	37,618,880
Raven Industries Inc.	10,269	469,807
Roper Technologies Inc.	30,665	9,083,280

		115,256,565
Insurance — 2.5%
Aflac Inc.	232,713	10,953,801
Alleghany Corp.	4,407	2,875,700
Allstate Corp. (The)	105,285	10,391,629
Ambac Financial Group Inc.(a)	10,524	214,900
American Equity Investment Life Holding Co.	25,822	913,066
American Financial Group Inc./OH	21,723	2,410,601
American International Group Inc.	269,246	14,334,657

Security	Shares	Value
Insurance (continued)
American National Insurance Co.	2,038	$263,493
AMERISAFE Inc.	5,221	323,441
AmTrust Financial Services Inc.	33,293	483,414
Aon PLC	73,987	11,377,721
Arch Capital Group Ltd.(a)	117,265	3,495,670
Argo Group International Holdings Ltd.	9,396	592,418
Arthur J Gallagher & Co.	54,907	4,087,277
Aspen Insurance Holdings Ltd.	18,134	758,001
Assurant Inc.	16,186	1,747,279
Assured Guaranty Ltd.	32,370	1,366,985
Athene Holding Ltd., Class A(a)	48,080	2,483,813
Axis Capital Holdings Ltd.	25,352	1,463,064
Brighthouse Financial Inc.(a)(b)	36,335	1,607,460
Brown & Brown Inc.	69,819	2,064,548
Chubb Ltd.	140,520	18,779,093
Cincinnati Financial Corp.	46,222	3,550,312
Citizens Inc./TX(a)(b)	10,814	90,838
CNA Financial Corp.	7,466	340,823
CNO Financial Group Inc.	50,249	1,066,284
Crawford & Co., Class B	6,025	55,490
Donegal Group Inc., Class A	2,125	30,196
eHealth Inc.(a)	5,907	166,932
EMC Insurance Group Inc.	1,857	45,905
Employers Holdings Inc.	10,234	463,600
Enstar Group Ltd.(a)	3,695	770,408
Erie Indemnity Co., Class A, NVS	7,237	922,935
Everest Re Group Ltd.	12,483	2,851,991
FBL Financial Group Inc., Class A	2,784	209,496
FedNat Holding Co.	3,181	81,052
Fidelity National Financial Inc.	81,228	3,196,322
First American Financial Corp.	31,866	1,643,967
Genworth Financial Inc., Class A(a)	151,072	629,970
Global Indemnity Ltd.	2,921	110,122
Goosehead Insurance Inc., Class A(a)	3,270	110,755
Greenlight Capital Re Ltd., Class A(a)	7,984	99,002
Hallmark Financial Services Inc.(a)(b)	4,068	44,748
Hanover Insurance Group Inc. (The)	12,631	1,558,286
Hartford Financial Services Group Inc. (The)	108,952	5,443,242
HCI Group Inc.	3,225	141,094
Health Insurance Innovations Inc., Class A(a)	3,332	205,418
Heritage Insurance Holdings Inc.	6,656	98,642
Horace Mann Educators Corp.	11,446	513,925
Independence Holding Co.	2,200	78,980
Investors Title Co.	389	65,313
James River Group Holdings Ltd.	8,212	349,995
Kemper Corp.	16,161	1,300,152
Kingstone Companies Inc.	4,837	91,903
Kinsale Capital Group Inc.	5,917	377,860
Lincoln National Corp.	65,923	4,460,350
Loews Corp.	85,279	4,283,564
Maiden Holdings Ltd.	20,324	57,923
Markel Corp.(a)	4,154	4,936,987
Marsh & McLennan Companies Inc.	153,774	12,720,185
MBIA Inc.(a)	26,726	285,701
Mercury General Corp.	8,069	404,741
MetLife Inc.	257,290	12,020,589
National General Holdings Corp.	18,516	496,969
National Western Life Group Inc., Class A	693	221,206
Navigators Group Inc. (The)	5,707	394,354
NI Holdings Inc.(a)(b)	4,210	71,023

41

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Insurance (continued)
Old Republic International Corp.	85,730	$1,918,637
Primerica Inc.	12,780	1,540,629
Principal Financial Group Inc.	85,648	5,018,116
ProAssurance Corp.	15,666	735,519
Progressive Corp. (The)	176,329	12,526,412
Protective Insurance Corp., Class B	2,475	56,801
Prudential Financial Inc.	127,310	12,899,049
Reinsurance Group of America Inc.	19,027	2,750,543
RenaissanceRe Holdings Ltd.	12,120	1,618,990
RLI Corp.	11,152	876,324
Safety Insurance Group Inc.	4,357	390,387
Selective Insurance Group Inc.	16,933	1,075,246
State Auto Financial Corp.	4,274	130,528
Stewart Information Services Corp.	7,090	319,121
Third Point Reinsurance Ltd.(a)	22,289	289,757
Tiptree Inc.(b)	12,600	82,530
Torchmark Corp.	31,970	2,771,479
Travelers Companies Inc. (The)	81,835	10,614,818
Trupanion Inc.(a)(b)	6,684	238,819
United Fire Group Inc.	5,175	262,735
United Insurance Holdings Corp.	4,309	96,435
Universal Insurance Holdings Inc.	10,201	495,259
Unum Group	63,432	2,478,288
White Mountains Insurance Group Ltd.(b)	917	858,193
Willis Towers Watson PLC	39,885	5,621,392
WR Berkley Corp.	29,352	2,346,105

		228,059,693
Interactive Media & Services — 4.0%
Alphabet Inc., Class A(a)	90,623	109,389,211
Alphabet Inc., Class C, NVS(a)	92,366	110,236,050
Care.com Inc.(a)	3,356	74,201
Cargurus Inc.(a)	14,809	824,713
Cars.com Inc.(a)	21,380	590,302
Facebook Inc., Class A(a)	721,352	118,633,550
IAC/InterActiveCorp.(a)	22,526	4,881,835
Liberty TripAdvisor Holdings Inc., Class A(a)	20,590	305,762
Match Group Inc.(a)(b)	15,628	905,017
Meet Group Inc. (The)(a)	12,104	59,915
QuinStreet Inc.(a)(b)	9,253	125,563
Travelzoo(a)	417	4,941
TripAdvisor Inc.(a)	31,536	1,610,544
TrueCar Inc.(a)	27,552	388,483
Twitter Inc.(a)(b)	214,463	6,103,617
XO Group Inc.(a)	7,456	257,083
Yelp Inc.(a)	23,519	1,157,135
Zillow Group Inc., Class A(a)	16,847	744,637
Zillow Group Inc., Class C, NVS(a)(b)	36,950	1,635,037

		357,927,596
Internet & Direct Marketing Retail — 3.4%
1-800-Flowers.com Inc., Class A(a)	7,197	84,925
Amazon.com Inc.(a)	123,325	247,019,975
Booking Holdings Inc.(a)	14,378	28,525,952
Duluth Holdings Inc., Class B(a)	2,184	68,709
eBay Inc.(a)	283,535	9,362,326
Etsy Inc.(a)	35,296	1,813,508
Expedia Group Inc.	36,291	4,735,250
Gaia Inc.(a)	3,957	60,938
Groupon Inc.(a)	132,698	500,271
GrubHub Inc.(a)	27,465	3,807,198

Security	Shares	Value
Internet & Direct Marketing Retail (continued)
Lands’ End Inc.(a)(b)	4,214	$73,956
Leaf Group Ltd.(a)	9,572	95,720
Liberty Expedia Holdings Inc., Class A(a)	15,730	739,939
Liquidity Services Inc.(a)	6,554	41,618
Nutrisystem Inc.	9,535	353,272
Overstock.com Inc.(a)(b)	5,034	139,442
PetMed Express Inc.	5,535	182,710
Quotient Technology Inc.(a)	23,183	359,336
Qurate Retail Inc.(a)	129,483	2,875,817
Remark Holdings Inc.(a)(b)	17,575	56,064
Shutterfly Inc.(a)	9,630	634,521
Shutterstock Inc.(b)	5,444	297,134
Stamps.com Inc.(a)(b)	5,222	1,181,216
Wayfair Inc., Class A(a)	17,622	2,602,241

		305,612,038
IT Services — 4.8%
Accenture PLC, Class A	195,030	33,194,106
Akamai Technologies Inc.(a)	50,612	3,702,268
Alliance Data Systems Corp.	14,543	3,434,475
Amdocs Ltd.	43,572	2,874,881
Automatic Data Processing Inc.	133,589	20,126,519
Black Knight Inc.(a)	42,506	2,208,187
Booz Allen Hamilton Holding Corp.	41,944	2,081,681
Brightcove Inc.(a)	7,960	66,864
Broadridge Financial Solutions Inc.	35,221	4,647,411
CACI International Inc., Class A(a)	7,386	1,360,132
Carbonite Inc.(a)(b)	9,496	338,532
Cardtronics PLC, Class A(a)(b)	12,752	403,473
Cass Information Systems Inc.	3,272	213,073
Cognizant Technology Solutions Corp., Class A	177,159	13,667,817
Conduent Inc.(a)	59,155	1,332,171
ConvergeOne Holdings Inc.	9,462	88,091
Convergys Corp.	29,181	692,757
CoreLogic Inc./U.S.(a)	25,273	1,248,739
CSG Systems International Inc.	9,516	381,972
DXC Technology Co.	85,102	7,958,739
Endurance International Group Holdings Inc.(a)	16,300	143,440
EPAM Systems Inc.(a)	15,473	2,130,632
Euronet Worldwide Inc.(a)	15,283	1,531,662
Everi Holdings Inc.(a)	18,937	173,652
EVERTEC Inc.	18,400	443,440
Evo Payments Inc., Class A(a)(b)	4,932	117,875
Exela Technologies Inc.(a)	17,178	122,479
ExlService Holdings Inc.(a)	9,192	608,510
Fidelity National Information Services Inc.	99,820	10,887,367
First Data Corp., Class A(a)	164,569	4,027,003
Fiserv Inc.(a)	122,756	10,112,639
FleetCor Technologies Inc.(a)	26,494	6,036,393
Gartner Inc.(a)	26,794	4,246,849
Genpact Ltd.	45,610	1,396,122
Global Payments Inc.	48,112	6,129,469
GoDaddy Inc., Class A(a)	48,559	4,049,335
GTT Communications Inc.(a)(b)	12,845	557,473
Hackett Group Inc. (The)	7,030	141,654
I3 Verticals Inc., Class A(a)(b)	4,142	95,183
Information Services Group Inc.(a)	9,109	43,541
Internap Corp.(a)(b)	5,932	74,921
International Business Machines Corp.	278,676	42,138,598
Jack Henry & Associates Inc.	23,286	3,727,623
Leidos Holdings Inc.	43,797	3,029,001

42

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
IT Services (continued)
Limelight Networks Inc.(a)	33,664	$168,993
LiveRamp Holdings Inc.	24,052	1,188,409
ManTech International Corp./VA, Class A	8,122	514,123
Mastercard Inc., Class A	278,679	62,036,732
MAXIMUS Inc.	19,022	1,237,571
MoneyGram International Inc.(a)	8,733	46,722
NIC Inc.	18,139	268,457
Okta Inc.(a)	26,047	1,832,667
Paychex Inc.	97,950	7,214,017
PayPal Holdings Inc.(a)	360,338	31,652,090
Perficient Inc.(a)	9,082	242,035
Perspecta Inc.	43,235	1,112,004
PFSweb Inc.(a)	8,231	60,909
Presidio Inc.	11,087	169,077
PRGX Global Inc.(a)	9,698	84,373
Sabre Corp.	76,834	2,003,831
Science Applications International Corp.	12,904	1,040,062
ServiceSource International Inc.(a)	17,073	48,658
Square Inc., Class A(a)	86,620	8,576,246
Switch Inc., Class A	10,840	117,072
Sykes Enterprises Inc.(a)	10,836	330,390
Syntel Inc.(a)	10,288	421,602
Teradata Corp.(a)	36,045	1,359,257
Total System Services Inc.	54,370	5,368,494
Travelport Worldwide Ltd.	35,326	595,950
TTEC Holdings Inc.	5,311	137,555
Tucows Inc., Class A(a)(b)	2,666	148,629
Twilio Inc., Class A(a)	21,746	1,876,245
Unisys Corp.(a)(b)	15,284	311,794
VeriSign Inc.(a)	31,932	5,112,952
Virtusa Corp.(a)	8,843	474,958
Visa Inc., Class A	542,311	81,395,458
Web.com Group Inc.(a)	11,454	319,567
Western Union Co. (The)	136,060	2,593,304
WEX Inc.(a)	12,479	2,505,284
Worldpay Inc., Class A(a)	91,115	9,227,216

		433,779,452
Leisure Products — 0.1%
Acushnet Holdings Corp.	10,740	294,598
American Outdoor Brands Corp.(a)	17,114	265,780
Brunswick Corp./DE	26,703	1,789,635
Callaway Golf Co.	26,956	654,761
Clarus Corp.	11,724	129,550
Escalade Inc.	2,809	36,096
Hasbro Inc.	35,325	3,713,364
Johnson Outdoors Inc., Class A	1,706	158,641
Malibu Boats Inc., Class A(a)	5,396	295,269
Marine Products Corp.	1,471	33,671
Mattel Inc.(b)	103,735	1,628,640
MCBC Holdings Inc.(a)	6,012	215,711
Nautilus Inc.(a)	8,653	120,709
Polaris Industries Inc.	17,739	1,790,752
Sturm Ruger & Co. Inc.	5,314	366,932
Vista Outdoor Inc.(a)	18,040	322,736

		11,816,845
Life Sciences Tools & Services — 1.0%
Accelerate Diagnostics Inc.(a)(b)	6,293	144,424
Agilent Technologies Inc.	97,822	6,900,364
Bio-Rad Laboratories Inc., Class A(a)	6,358	1,989,990

Security	Shares	Value
Life Sciences Tools & Services (continued)
Bio-Techne Corp.	11,161	$2,278,072
Bruker Corp.	30,248	1,011,796
Cambrex Corp.(a)	9,851	673,808
Charles River Laboratories International Inc.(a)	14,505	1,951,503
ChromaDex Corp.(a)(b)	25,010	107,293
Codexis Inc.(a)(b)	15,281	262,069
Enzo Biochem Inc.(a)	11,598	47,784
Fluidigm Corp.(a)	6,653	49,831
Harvard Bioscience Inc.(a)	16,836	88,389
Illumina Inc.(a)	44,578	16,362,801
IQVIA Holdings Inc.(a)	49,359	6,403,837
Luminex Corp.	11,166	338,441
Medpace Holdings Inc.(a)	6,605	395,705
Mettler-Toledo International Inc.(a)	7,588	4,620,940
NanoString Technologies Inc.(a)	6,064	108,121
NeoGenomics Inc.(a)(b)	20,016	307,246
Pacific Biosciences of California Inc.(a)	28,303	153,119
PerkinElmer Inc.	33,714	3,279,361
PRA Health Sciences Inc.(a)	17,247	1,900,447
QIAGEN NV(a)	67,401	2,553,150
Quanterix Corp.(a)	5,381	115,261
Syneos Health Inc.(a)	18,643	961,047
Thermo Fisher Scientific Inc.	121,616	29,684,033
Waters Corp.(a)(b)	23,170	4,510,735

		87,199,567
Machinery — 2.0%
Actuant Corp., Class A	18,053	503,679
AGCO Corp.	19,605	1,191,788
Alamo Group Inc.	2,781	254,767
Albany International Corp., Class A	9,142	726,789
Allison Transmission Holdings Inc.	34,851	1,812,601
Altra Industrial Motion Corp.(b)	9,178	379,051
American Railcar Industries Inc.	2,774	127,881
Astec Industries Inc.	6,883	346,972
Barnes Group Inc.	14,138	1,004,222
Blue Bird Corp.(a)(b)	5,037	123,407
Briggs & Stratton Corp.	13,650	262,489
Caterpillar Inc.	176,071	26,849,067
Chart Industries Inc.(a)	9,852	771,707
CIRCOR International Inc.	5,019	238,403
Colfax Corp.(a)(b)	26,456	954,003
Columbus McKinnon Corp./NY	7,519	297,301
Commercial Vehicle Group Inc.(a)	9,774	89,530
Crane Co.	14,897	1,465,120
Cummins Inc.	46,282	6,760,412
Deere & Co.	98,271	14,773,079
DMC Global Inc.	4,105	167,484
Donaldson Co. Inc.	39,575	2,305,639
Douglas Dynamics Inc.	6,246	274,199
Dover Corp.	44,053	3,900,012
Eastern Co. (The)	2,610	74,124
Energy Recovery Inc.(a)(b)	10,097	90,368
EnPro Industries Inc.	5,915	431,381
ESCO Technologies Inc.	7,527	512,212
Evoqua Water Technologies Corp.(a)(b)	22,751	404,513
Federal Signal Corp.	17,056	456,760
Flowserve Corp.	40,584	2,219,539
Fortive Corp.(b)	93,058	7,835,484
Franklin Electric Co. Inc.	13,287	627,811
FreightCar America Inc.	3,270	52,549

43

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Machinery (continued)
Gardner Denver Holdings Inc.(a)	33,538	$950,467
Gates Industrial Corp. PLC(a)(b)	13,477	262,801
Gencor Industries Inc.(a)	2,254	27,161
Global Brass & Copper Holdings Inc.	6,034	222,655
Gorman-Rupp Co. (The)	5,393	196,845
Graco Inc.	50,493	2,339,846
Graham Corp.	2,945	82,961
Greenbrier Companies Inc. (The)	9,535	573,053
Harsco Corp.(a)	22,815	651,368
Hillenbrand Inc.	19,699	1,030,258
Hurco Companies Inc.	1,839	82,939
Hyster-Yale Materials Handling Inc.	2,854	175,607
IDEX Corp.	23,505	3,541,263
Illinois Tool Works Inc.	101,141	14,273,018
Ingersoll-Rand PLC	74,106	7,581,044
ITT Inc.	26,613	1,630,312
John Bean Technologies Corp.	9,789	1,167,828
Kadant Inc.	3,216	346,846
Kennametal Inc.	25,252	1,099,977
LB Foster Co., Class A(a)	4,006	82,323
Lincoln Electric Holdings Inc.	19,077	1,782,555
Lindsay Corp.	3,492	350,038
Lydall Inc.(a)	4,837	208,475
Manitex International Inc.(a)	7,435	78,291
Manitowoc Co. Inc. (The)(a)	10,516	252,279
Meritor Inc.(a)	23,906	462,820
Middleby Corp. (The)(a)	16,444	2,127,031
Milacron Holdings Corp.(a)	21,675	438,919
Miller Industries Inc./TN	3,047	81,964
Mueller Industries Inc.	17,657	511,700
Mueller Water Products Inc., Class A	44,104	507,637
Navistar International Corp.(a)	15,670	603,295
NN Inc.	7,738	120,713
Nordson Corp.	17,651	2,451,724
Omega Flex Inc.	816	58,067
Oshkosh Corp.	21,642	1,541,776
PACCAR Inc.	104,546	7,128,992
Parker-Hannifin Corp.	40,069	7,369,891
Park-Ohio Holdings Corp.	2,418	92,730
Pentair PLC	47,897	2,076,335
Proto Labs Inc.(a)	8,166	1,320,850
RBC Bearings Inc.(a)	7,078	1,064,248
REV Group Inc.(b)	10,686	167,770
Rexnord Corp.(a)	30,953	953,352
Snap-on Inc.	17,188	3,155,717
Spartan Motors Inc.	9,703	143,119
SPX Corp.(a)	13,960	465,008
SPX FLOW Inc.(a)	13,225	687,700
Standex International Corp.	3,469	361,643
Stanley Black & Decker Inc.	46,691	6,837,430
Sun Hydraulics Corp.	9,307	509,837
Tennant Co.	5,271	400,332
Terex Corp.	20,547	820,031
Timken Co. (The)	20,564	1,025,115
Titan International Inc.	13,057	96,883
Toro Co. (The)	30,749	1,844,018
TriMas Corp.(a)	12,570	382,128
Trinity Industries Inc.	43,822	1,605,638
Twin Disc Inc.(a)	2,558	58,936
Wabash National Corp.	19,188	349,797

Security	Shares	Value
Machinery (continued)
WABCO Holdings Inc.(a)	16,255	$1,917,115
Wabtec Corp./DE	25,983	2,725,097
Watts Water Technologies Inc., Class A	7,991	663,253
Welbilt Inc.(a)(b)	37,167	776,047
Woodward Inc.	16,620	1,343,893
Xylem Inc./NY	54,896	4,384,544

		176,907,648
Marine — 0.0%
Costamare Inc.	20,593	133,649
Eagle Bulk Shipping Inc.(a)	17,301	97,232
Genco Shipping & Trading Ltd.(a)(b)	4,506	63,084
Kirby Corp.(a)	17,856	1,468,656
Matson Inc.	13,688	542,592
Safe Bulkers Inc.(a)	27,628	79,569
Scorpio Bulkers Inc.	20,394	147,856

		2,532,638
Media — 1.2%
AMC Networks Inc., Class A(a)(b)	13,173	873,897
Beasley Broadcast Group Inc., Class A	6,811	46,996
Boston Omaha Corp., Class A(a)	3,880	116,012
Cable One Inc.	1,291	1,140,741
Cardlytics Inc.(a)	3,512	87,940
CBS Corp., Class B, NVS	100,769	5,789,179
Central European Media Enterprises Ltd., Class A(a)(b)	21,396	80,235
Charter Communications Inc., Class A(a)	52,858	17,225,365
Clear Channel Outdoor Holdings Inc., Class A	11,555	68,752
Comcast Corp., Class A	1,385,873	49,073,763
Daily Journal Corp.(a)(b)	220	53,020
Discovery Inc., Class A(a)(b)	47,303	1,513,696
Discovery Inc., Class C, NVS(a)	104,487	3,090,725
DISH Network Corp., Class A(a)(b)	66,214	2,367,813
Emerald Expositions Events Inc.	4,667	76,912
Entercom Communications Corp., Class A	37,840	298,936
Entravision Communications Corp., Class A	22,950	112,455
EW Scripps Co. (The), Class A, NVS	11,911	196,531
Fluent Inc.(a)(b)	4,421	9,505
Gannett Co. Inc.	32,096	321,281
GCI Liberty Inc., Class A(a)	31,023	1,582,173
Gray Television Inc.(a)	24,962	436,835
Hemisphere Media Group Inc.(a)(b)	2,366	33,006
Interpublic Group of Companies Inc. (The)	115,414	2,639,518
John Wiley & Sons Inc., Class A	14,023	849,794
Liberty Broadband Corp., Class A(a)(b)	7,978	672,785
Liberty Broadband Corp., Class C, NVS(a)	31,173	2,627,884
Liberty Latin America Ltd., Class A(a)(b)	13,120	273,421
Liberty Latin America Ltd., Class C, NVS(a)(b)	34,250	706,577
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	26,802	1,164,279
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	51,520	2,238,544
Loral Space & Communications Inc.(a)	3,577	162,396
MDC Partners Inc., Class A(a)	13,513	56,079
Meredith Corp.	12,578	642,107
MSG Networks Inc., Class A(a)(b)	17,110	441,438
National CineMedia Inc.	20,201	213,929
New Media Investment Group Inc.	17,501	274,591
New York Times Co. (The), Class A(b)	39,495	914,309
News Corp., Class A, NVS	116,761	1,540,078
News Corp., Class B	36,181	492,062
Nexstar Media Group Inc., Class A	12,956	1,054,618
Omnicom Group Inc.	67,012	4,558,156

44

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Media (continued)
Saga Communications Inc., Class A	1,291	$46,670
Scholastic Corp., NVS	7,973	372,259
Sinclair Broadcast Group Inc., Class A	21,739	616,301
Sirius XM Holdings Inc.(b)	389,651	2,462,594
TechTarget Inc.(a)	4,611	89,546
TEGNA Inc.	64,423	770,499
Tribune Media Co., Class A	27,145	1,043,182
tronc Inc.(a)	6,185	101,001
WideOpenWest Inc.(a)(b)	6,320	70,847

		111,691,232
Metals & Mining — 0.4%
AK Steel Holding Corp.(a)(b)	92,046	451,025
Alcoa Corp.(a)(b)	57,055	2,305,022
Allegheny Technologies Inc.(a)(b)	37,499	1,108,095
Carpenter Technology Corp.	13,639	804,019
Century Aluminum Co.(a)	14,597	174,726
Cleveland-Cliffs Inc.(a)(b)	93,242	1,180,444
Coeur Mining Inc.(a)(b)	53,713	286,290
Commercial Metals Co.	36,208	742,988
Compass Minerals International Inc.(b)	10,298	692,026
Ferroglobe PLC(a)	15,827	—
Freeport-McMoRan Inc.	438,489	6,103,767
Gold Resource Corp.(b)	14,625	75,173
Haynes International Inc.	3,372	119,706
Hecla Mining Co.(b)	146,522	408,796
Kaiser Aluminum Corp.	4,995	544,755
Materion Corp.	5,652	341,946
Newmont Mining Corp.	163,079	4,924,986
Nucor Corp.	96,665	6,133,394
Olympic Steel Inc.	2,437	50,860
Ramaco Resources Inc.(a)	1,786	13,324
Reliance Steel & Aluminum Co.	21,581	1,840,644
Royal Gold Inc.	19,447	1,498,586
Ryerson Holding Corp.(a)	3,093	34,951
Schnitzer Steel Industries Inc., Class A	7,148	193,353
Southern Copper Corp.	24,699	1,065,515
Steel Dynamics Inc.	69,591	3,144,817
SunCoke Energy Inc.(a)	19,857	230,738
Synalloy Corp.	4,181	95,536
Tahoe Resources Inc.(a)	88,460	246,803
TimkenSteel Corp.(a)	11,471	170,574
U.S. Steel Corp.	52,158	1,589,776
Universal Stainless & Alloy Products Inc.(a)	3,565	90,943
Warrior Met Coal Inc.	13,411	362,633
Worthington Industries Inc.	12,852	557,263

		37,583,474
Mortgage Real Estate Investment — 0.2%
AG Mortgage Investment Trust Inc.(b)	6,970	126,715
AGNC Investment Corp.	145,228	2,705,598
Annaly Capital Management Inc.(b)	387,513	3,964,258
Anworth Mortgage Asset Corp.(b)	22,561	104,457
Apollo Commercial Real Estate Finance Inc.(b)	37,163	701,266
Arbor Realty Trust Inc.(b)	7,187	82,507
Ares Commercial Real Estate Corp.(b)	8,375	116,999
ARMOUR Residential REIT Inc.	12,602	282,915
Blackstone Mortgage Trust Inc., Class A(b)	33,823	1,133,409
Capstead Mortgage Corp.	26,561	210,098
Cherry Hill Mortgage Investment Corp.	4,076	73,776
Chimera Investment Corp.	57,618	1,044,614

Security	Shares	Value
Mortgage Real Estate Investment (continued)
Colony Credit Real Estate Inc.(b)	26,834	$590,080
Dynex Capital Inc.	15,508	98,941
Exantas Capital Corp.	8,747	96,042
Granite Point Mortgage Trust Inc.	13,744	264,984
Great Ajax Corp.	6,887	93,732
Hannon Armstrong Sustainable Infrastructure Capital Inc.(b)	16,139	346,504
Invesco Mortgage Capital Inc.	34,799	550,520
KKR Real Estate Finance Trust Inc.	3,576	72,128
Ladder Capital Corp.	21,231	359,653
MFA Financial Inc.	135,152	993,367
New Residential Investment Corp.	100,014	1,782,249
New York Mortgage Trust Inc.(b)	43,119	262,164
Orchid Island Capital Inc.	20,689	149,995
PennyMac Mortgage Investment Trust(c)	18,848	381,484
Ready Capital Corp.	5,157	85,864
Redwood Trust Inc.(b)	24,243	393,706
Starwood Property Trust Inc.(b)	77,724	1,672,620
TPG RE Finance Trust Inc.	8,142	163,003
Two Harbors Investment Corp.	74,296	1,109,239
Western Asset Mortgage Capital Corp.(b)	12,769	127,945

		20,140,832
Multi-Utilities — 0.8%
Ameren Corp.	74,132	4,686,625
Avista Corp.	18,813	951,185
Black Hills Corp.	15,801	917,880
CenterPoint Energy Inc.	132,580	3,665,837
CMS Energy Corp.	86,025	4,215,225
Consolidated Edison Inc.	95,017	7,239,345
Dominion Energy Inc.	197,534	13,882,690
DTE Energy Co.	54,696	5,968,975
MDU Resources Group Inc.	60,105	1,544,097
NiSource Inc.	109,764	2,735,319
NorthWestern Corp.	14,432	846,581
Public Service Enterprise Group Inc.	152,303	8,040,075
SCANA Corp.	43,173	1,678,998
Sempra Energy	83,337	9,479,584
Unitil Corp.	3,941	200,597
Vectren Corp.	25,355	1,812,629
WEC Energy Group Inc.	96,346	6,432,059

		74,297,701
Multiline Retail — 0.5%
Big Lots Inc.	12,298	513,933
Dillard’s Inc., Class A(b)	3,858	294,520
Dollar General Corp.	81,456	8,903,141
Dollar Tree Inc.(a)	71,342	5,817,940
JC Penney Co. Inc.(a)(b)	93,439	155,109
Kohl’s Corp.	51,193	3,816,438
Macy’s Inc.	93,822	3,258,438
Nordstrom Inc.	36,386	2,176,247
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	15,117	1,452,744
Sears Holdings Corp.(a)(b)	3,773	3,651
Target Corp.	162,624	14,345,063

		40,737,224
Oil, Gas & Consumable Fuels — 5.0%
Abraxas Petroleum Corp.(a)(b)	48,398	112,767
Adams Resources & Energy Inc.	689	29,255
Alta Mesa Resources Inc.(a)(b)	28,865	120,656
Amyris Inc.(a)	15,434	122,546

45

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Anadarko Petroleum Corp.	156,070	$10,520,679
Andeavor	42,649	6,546,621
Antero Resources Corp.(a)(b)	73,208	1,296,514
Apache Corp.	116,419	5,549,694
Approach Resources Inc.(a)	34,526	76,993
Arch Coal Inc., Class A	5,584	499,210
Ardmore Shipping Corp.(a)	5,089	33,079
Berry Petroleum Corp.	5,559	97,950
Bonanza Creek Energy Inc.(a)	6,204	184,755
Cabot Oil & Gas Corp.	131,085	2,952,034
California Resources Corp.(a)	13,895	674,324
Callon Petroleum Co.(a)	70,791	848,784
Carrizo Oil & Gas Inc.(a)	26,889	677,603
Centennial Resource Development Inc./DE, Class A(a)(b)	55,394	1,210,359
Cheniere Energy Inc.(a)	70,265	4,882,715
Chesapeake Energy Corp.(a)(b)	270,701	1,215,447
Chevron Corp.	577,819	70,655,707
Cimarex Energy Co.	28,524	2,651,021
Clean Energy Fuels Corp.(a)(b)	49,624	129,022
Cloud Peak Energy Inc.(a)	23,840	54,832
CNX Resources Corp.(a)	63,251	905,122
Concho Resources Inc.(a)(b)	58,960	9,006,140
ConocoPhillips	355,146	27,488,300
CONSOL Energy Inc.(a)	8,696	354,884
Continental Resources Inc./OK(a)(b)	26,826	1,831,679
CVR Energy Inc.	4,590	184,610
Delek U.S. Holdings Inc.	24,719	1,048,827
Denbury Resources Inc.(a)	135,875	842,425
Devon Energy Corp.	154,563	6,173,246
DHT Holdings Inc.	30,876	145,117
Diamondback Energy Inc.	30,025	4,059,080
Dorian LPG Ltd.(a)(b)	7,874	62,756
Earthstone Energy Inc., Class A(a)	7,694	72,170
Eclipse Resources Corp.(a)	37,982	45,199
Energen Corp.(a)	26,487	2,282,385
Energy Fuels Inc./Canada(a)(b)	40,403	132,522
Energy XXI Gulf Coast Inc.(a)	8,843	73,927
EOG Resources Inc.	175,321	22,365,700
EP Energy Corp., Class A(a)	9,838	23,021
EQT Corp.	80,275	3,550,563
Evolution Petroleum Corp.	4,347	48,034
Extraction Oil & Gas Inc.(a)	35,993	406,361
Exxon Mobil Corp.	1,285,166	109,264,813
Frontline Ltd./Bermuda(a)(b)	23,100	134,211
GasLog Ltd.	12,174	240,437
Golar LNG Ltd.	28,373	788,769
Goodrich Petroleum Corp.(a)	6,813	95,655
Green Plains Inc.	10,713	184,264
Gulfport Energy Corp.(a)	55,697	579,806
Halcon Resources Corp.(a)(b)	38,564	172,381
Hallador Energy Co.	10,806	67,213
Hess Corp.	80,246	5,744,009
HighPoint Resources Corp.(a)	36,570	178,462
HollyFrontier Corp.	49,019	3,426,428
International Seaways Inc.(a)(b)	8,755	175,275
Isramco Inc.(a)	237	28,926
Jagged Peak Energy Inc.(a)	17,105	236,562
Kinder Morgan Inc./DE	574,021	10,177,392
Kosmos Energy Ltd.(a)(b)	69,210	647,113

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Laredo Petroleum Inc.(a)	51,675	$422,185
Lilis Energy Inc.(a)	15,388	75,401
Marathon Oil Corp.	258,612	6,020,487
Marathon Petroleum Corp.	136,076	10,881,998
Matador Resources Co.(a)(b)	32,002	1,057,666
Midstates Petroleum Co. Inc.(a)	5,493	48,943
Murphy Oil Corp.	50,730	1,691,338
NACCO Industries Inc., Class A	1,452	47,553
Newfield Exploration Co.(a)	61,698	1,778,753
NextDecade Corp.(a)(b)	14,355	81,106
Noble Energy Inc.	146,547	4,570,801
Nordic American Tankers Ltd.(b)	32,954	68,874
Northern Oil and Gas Inc.(a)(b)	58,912	235,648
Oasis Petroleum Inc.(a)	80,064	1,135,308
Occidental Petroleum Corp.	232,273	19,085,872
ONEOK Inc.	124,232	8,421,687
Overseas Shipholding Group Inc., Series A(a)(b)	9,865	31,075
Panhandle Oil and Gas Inc., Class A	3,940	72,693
Par Pacific Holdings Inc.(a)	8,800	179,520
Parsley Energy Inc., Class A(a)	81,630	2,387,677
PBF Energy Inc., Class A	35,860	1,789,773
PDC Energy Inc.(a)	19,655	962,309
Peabody Energy Corp.	24,332	867,192
Penn Virginia Corp.(a)	4,244	341,812
PetroCorp Inc. Escrow(a)(d)	1,248	—
Phillips 66	127,333	14,352,976
Pioneer Natural Resources Co.	51,270	8,930,721
QEP Resources Inc.(a)	70,306	795,864
Range Resources Corp.	63,162	1,073,122
Renewable Energy Group Inc.(a)	11,550	332,640
Resolute Energy Corp.(a)(b)	6,458	244,177
REX American Resources Corp.(a)	1,798	135,839
Ring Energy Inc.(a)(b)	14,511	143,804
Rosehill Resources Inc.(a)(b)	8,836	53,900
Sanchez Energy Corp.(a)(b)	19,473	44,788
SandRidge Energy Inc.(a)	10,381	112,841
Scorpio Tankers Inc.	79,632	160,060
SemGroup Corp., Class A	23,782	524,393
Ship Finance International Ltd.	25,077	348,570
SilverBow Resources Inc.(a)	2,874	76,650
SM Energy Co.	34,000	1,072,020
Southwestern Energy Co.(a)	178,518	912,227
SRC Energy Inc.(a)	74,027	658,100
Talos Energy Inc.(a)	5,791	190,061
Targa Resources Corp.	67,620	3,807,682
Teekay Corp.	22,664	152,755
Teekay Tankers Ltd., Class A	82,363	81,358
Tellurian Inc.(a)(b)	27,544	247,070
Ultra Petroleum Corp.(a)	58,034	64,998
Uranium Energy Corp.(a)(b)	55,168	94,889
Valero Energy Corp.	130,527	14,847,446
W&T Offshore Inc.(a)	27,924	269,187
Whiting Petroleum Corp.(a)	26,807	1,421,843
WildHorse Resource Development Corp.(a)	8,198	193,801
Williams Companies Inc. (The)	370,408	10,071,394
World Fuel Services Corp.	20,240	560,243
WPX Energy Inc.(a)	122,015	2,454,942
Zion Oil & Gas Inc.(a)(b)	26,648	34,109

		451,106,492

46

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Paper & Forest Products — 0.1%
Boise Cascade Co.	10,962	$403,402
Clearwater Paper Corp.(a)	5,168	153,490
Domtar Corp.	18,526	966,501
KapStone Paper and Packaging Corp.	27,374	928,252
Louisiana-Pacific Corp.	43,574	1,154,275
Neenah Inc.	5,273	455,060
PH Glatfelter Co.	11,906	227,524
Schweitzer-Mauduit International Inc.	8,686	332,761
Verso Corp., Class A(a)	10,338	348,080

		4,969,345
Personal Products — 0.2%
Coty Inc., Class A	142,587	1,790,893
Edgewell Personal Care Co.(a)	17,228	796,450
elf Beauty Inc.(a)(b)	6,153	78,328
Estee Lauder Companies Inc. (The), Class A	66,129	9,609,866
Herbalife Nutrition Ltd.(a)	32,976	1,798,841
Inter Parfums Inc.	4,565	294,214
Medifast Inc.	3,582	793,592
Natural Health Trends Corp.	2,074	48,283
Nature’s Sunshine Products Inc.(a)	3,288	28,770
Nu Skin Enterprises Inc., Class A	16,629	1,370,562
Revlon Inc., Class A(a)(b)	3,233	72,096
USANA Health Sciences Inc.(a)	3,438	414,451

		17,096,346
Pharmaceuticals — 4.1%
Aclaris Therapeutics Inc.(a)	6,986	101,437
Aerie Pharmaceuticals Inc.(a)	10,697	658,400
Akcea Therapeutics Inc.(a)(b)	4,475	156,714
Akorn Inc.(a)	27,114	351,940
Allergan PLC	102,748	19,571,439
Amneal Pharmaceuticals Inc.(a)(b)	26,150	580,268
Amphastar Pharmaceuticals Inc.(a)	11,883	228,629
Ampio Pharmaceuticals Inc.(a)(b)	49,819	25,308
ANI Pharmaceuticals Inc.(a)	1,945	109,970
Aquestive Therapeutics Inc.(a)	5,652	98,966
Aratana Therapeutics Inc.(a)(b)	7,141	41,703
Assembly Biosciences Inc.(a)(b)	5,501	204,307
Assertio Therapeutics Inc.(a)(b)	16,856	99,113
Bristol-Myers Squibb Co.	496,080	30,796,646
Catalent Inc.(a)	43,187	1,967,168
Clearside Biomedical Inc.(a)(b)	8,320	51,168
Collegium Pharmaceutical Inc.(a)(b)	6,387	94,144
Corcept Therapeutics Inc.(a)(b)	25,978	364,211
Corium International Inc.(a)	6,107	58,078
Cymabay Therapeutics Inc.(a)(b)	17,734	196,493
Dermira Inc.(a)	12,122	132,130
Dova Pharmaceuticals Inc.(a)	2,952	61,903
Durect Corp.(a)	29,317	32,249
Eli Lilly & Co.	289,153	31,029,008
Eloxx Pharmaceuticals Inc.(a)(b)	6,489	110,573
Endo International PLC(a)	67,216	1,131,245
Endocyte Inc.(a)	19,489	346,125
Evolus Inc.(a)	2,532	47,146
Horizon Pharma PLC(a)	51,896	1,016,124
Innovate Biopharmaceuticals Inc.(a)(b)	4,987	34,061
Innoviva Inc.(a)	21,900	333,756
Intersect ENT Inc.(a)	9,061	260,504
Intra-Cellular Therapies Inc.(a)	14,149	307,033
Jazz Pharmaceuticals PLC(a)	17,809	2,994,227

Security	Shares	Value
Pharmaceuticals (continued)
Johnson & Johnson	814,422	$112,528,688
Kala Pharmaceuticals Inc.(a)	2,957	29,186
Lannett Co. Inc.(a)(b)	7,191	34,157
Liquidia Technologies Inc.(a)	4,641	127,303
Mallinckrodt PLC(a)	24,850	728,353
Marinus Pharmaceuticals Inc.(a)	12,605	126,050
Medicines Co. (The)(a)(b)	22,055	659,665
Melinta Therapeutics Inc.(a)	2,494	9,851
Menlo Therapeutics Inc.(a)	2,728	26,871
Merck & Co. Inc.	807,469	57,281,851
Mylan NV(a)	155,563	5,693,606
MyoKardia Inc.(a)(b)	10,673	695,880
Nektar Therapeutics(a)	47,532	2,897,551
Neos Therapeutics Inc.(a)(b)	10,178	49,363
Ocular Therapeutix Inc.(a)	4,970	34,194
Odonate Therapeutics Inc.(a)	3,418	66,343
Omeros Corp.(a)(b)	15,584	380,405
Optinose Inc.(a)(b)	4,804	59,714
Pacira Pharmaceuticals Inc./DE(a)	11,843	582,083
Paratek Pharmaceuticals Inc.(a)(b)	7,831	75,961
Perrigo Co. PLC	38,847	2,750,368
Pfizer Inc.	1,760,011	77,563,685
Phibro Animal Health Corp., Class A	5,944	254,998
Prestige Consumer Healthcare Inc.(a)	15,579	590,288
Reata Pharmaceuticals Inc., Class A(a)(b)	5,659	462,680
resTORbio Inc.(a)(b)	7,941	120,227
Revance Therapeutics Inc.(a)	10,825	269,001
scPharmaceuticals Inc.(a)(b)	5,415	31,786
Sienna Biopharmaceuticals Inc.(a)	3,250	48,165
SIGA Technologies Inc.(a)	15,640	107,760
Supernus Pharmaceuticals Inc.(a)	14,922	751,323
Teligent Inc.(a)(b)	8,562	33,820
Tetraphase Pharmaceuticals Inc.(a)(b)	9,753	26,918
TherapeuticsMD Inc.(a)(b)	60,523	397,031
Theravance Biopharma Inc.(a)	12,028	392,955
Tricida Inc.(a)	3,543	108,239
Verrica Pharmaceuticals Inc.(a)	5,518	89,667
WaVe Life Sciences Ltd.(a)(b)	4,601	230,050
Xeris Pharmaceuticals Inc.(a)(b)	3,820	67,156
Zoetis Inc.	146,862	13,446,685
Zogenix Inc.(a)	12,433	616,677
Zomedica Pharmaceuticals Corp.(a)(b)	45,778	85,605

		374,124,345
Professional Services — 0.5%
Acacia Research Corp.(a)(b)	13,218	42,298
ASGN Inc.(a)	15,165	1,196,973
Barrett Business Services Inc.	2,001	133,627
BG Staffing Inc.	4,212	114,566
CBIZ Inc.(a)	15,512	367,634
CoStar Group Inc.(a)	10,762	4,529,080
CRA International Inc.	3,020	151,664
Dun & Bradstreet Corp. (The)	10,963	1,562,337
Equifax Inc.	36,247	4,732,771
Exponent Inc.	15,285	819,276
Forrester Research Inc.	2,413	110,757
Franklin Covey Co.(a)	3,803	89,941
FTI Consulting Inc.(a)	12,025	880,110
GP Strategies Corp.(a)	3,055	51,477
Heidrick & Struggles International Inc.	5,105	172,804
Huron Consulting Group Inc.(a)	6,564	324,262

47

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Professional Services (continued)
ICF International Inc.	5,505	$415,352
IHS Markit Ltd.(a)	115,449	6,229,628
InnerWorkings Inc.(a)(b)	12,454	98,636
Insperity Inc.	11,300	1,332,835
Kelly Services Inc., Class A, NVS	7,908	190,029
Kforce Inc.	8,068	303,357
Korn/Ferry International	16,393	807,191
ManpowerGroup Inc.	19,905	1,711,034
Mistras Group Inc.(a)	4,355	94,373
Navigant Consulting Inc.	14,536	335,200
Nielsen Holdings PLC	109,592	3,031,315
Reis Inc.	2,301	52,923
Resources Connection Inc.	7,401	122,857
Robert Half International Inc.	36,901	2,597,092
TransUnion	56,074	4,125,925
TriNet Group Inc.(a)	13,271	747,423
TrueBlue Inc.(a)	11,417	297,413
Verisk Analytics Inc.(a)	48,629	5,862,226
WageWorks Inc.(a)	12,384	529,416
Willdan Group Inc.(a)(b)	2,615	88,805

		44,252,607
Real Estate Management & Development — 0.1%
Altisource Portfolio Solutions SA(a)(b)	4,111	132,498
American Realty Investors Inc.(a)	5,939	100,488
CBRE Group Inc., Class A(a)	96,224	4,243,478
Consolidated-Tomoka Land Co.	1,134	70,626
Cushman & Wakefield PLC(a)	13,786	234,224
Essential Properties Realty Trust Inc.	10,806	153,337
Forestar Group Inc.(a)	5,154	109,265
FRP Holdings Inc.(a)	1,792	111,283
Griffin Industrial Realty Inc.	193	7,527
HFF Inc., Class A	10,895	462,820
Howard Hughes Corp. (The)(a)(b)	11,771	1,462,194
Jones Lang LaSalle Inc.	13,495	1,947,598
Kennedy-Wilson Holdings Inc.	36,127	776,730
Marcus & Millichap Inc.(a)	6,375	221,276
Maui Land & Pineapple Co. Inc.(a)(b)	3,753	48,038
Newmark Group Inc., Class A	7,003	78,364
RE/MAX Holdings Inc., Class A	5,076	225,121
Realogy Holdings Corp.(b)	35,950	742,008
Redfin Corp.(a)(b)	22,305	417,104
RMR Group Inc. (The), Class A	1,880	174,464
St. Joe Co. (The)(a)(b)	9,583	160,994
Stratus Properties Inc.(a)	1,839	56,273
Tejon Ranch Co.(a)	4,593	99,714
Transcontinental Realty Investors Inc.(a)(b)	2,641	84,221
Trinity Place Holdings Inc.(a)(b)	11,040	67,234

		12,186,879
Road & Rail — 1.0%
AMERCO	2,119	755,741
ArcBest Corp.	7,077	343,588
Avis Budget Group Inc.(a)	20,929	672,658
Covenant Transportation Group Inc., Class A(a)	3,058	88,865
CSX Corp.	247,599	18,334,706
Daseke Inc.(a)(b)	7,354	58,979
Genesee & Wyoming Inc., Class A(a)(b)	18,024	1,640,004
Heartland Express Inc.(b)	13,586	268,052
Hertz Global Holdings Inc.(a)(b)	18,012	294,136
JB Hunt Transport Services Inc.	26,562	3,159,284

Security	Shares	Value
Road & Rail (continued)
Kansas City Southern	31,116	$3,524,821
Knight-Swift Transportation Holdings Inc.	37,935	1,307,999
Landstar System Inc.	12,318	1,502,796
Marten Transport Ltd.	10,691	225,046
Norfolk Southern Corp.	85,711	15,470,836
Old Dominion Freight Line Inc.	19,949	3,216,976
PAM Transportation Services Inc.(a)	2,042	132,914
Ryder System Inc.	15,292	1,117,386
Saia Inc.(a)	8,125	621,156
Schneider National Inc., Class B	12,758	318,695
U.S. Xpress Enterprises Inc., Class A(a)	6,361	87,782
Union Pacific Corp.	224,401	36,539,215
Universal Logistics Holdings Inc.	1,420	52,256
USA Truck Inc.(a)(b)	3,871	78,310
Werner Enterprises Inc.	15,100	533,785
YRC Worldwide Inc.(a)	8,040	72,199

		90,418,185
Semiconductors & Semiconductor Equipment — 3.7%
ACM Research Inc., Class A(a)	6,734	74,545
Adesto Technologies Corp.(a)	9,581	57,007
Advanced Energy Industries Inc.(a)	12,256	633,022
Advanced Micro Devices Inc.(a)(b)	275,241	8,502,195
Alpha & Omega Semiconductor Ltd.(a)(b)	4,933	57,371
Ambarella Inc.(a)(b)	9,868	381,694
Amkor Technology Inc.(a)	33,156	245,023
Analog Devices Inc.	111,885	10,344,887
Applied Materials Inc.	306,773	11,856,777
Aquantia Corp.(a)	6,421	82,125
Axcelis Technologies Inc.(a)	7,860	154,449
AXT Inc.(a)	11,452	81,882
Broadcom Inc.	130,774	32,265,869
Brooks Automation Inc.	21,754	762,043
Cabot Microelectronics Corp.	7,510	774,807
CEVA Inc.(a)	6,437	185,064
Cirrus Logic Inc.(a)(b)	19,247	742,934
Cohu Inc.	9,739	244,449
Cree Inc.(a)	29,259	1,108,038
Cypress Semiconductor Corp.	108,533	1,572,643
Diodes Inc.(a)	12,545	417,623
Entegris Inc.	43,483	1,258,833
First Solar Inc.(a)	24,396	1,181,254
FormFactor Inc.(a)	23,255	319,756
Ichor Holdings Ltd.(a)(b)	5,381	109,880
Impinj Inc.(a)(b)	5,359	133,010
Inphi Corp.(a)(b)	12,564	477,181
Integrated Device Technology Inc.(a)	39,183	1,841,993
Intel Corp.	1,400,298	66,220,092
KLA-Tencor Corp.	47,582	4,839,565
Kopin Corp.(a)(b)	18,889	45,711
Lam Research Corp.	47,940	7,272,498
Lattice Semiconductor Corp.(a)	32,902	263,216
MACOM Technology Solutions Holdings Inc.(a)(b)	12,056	248,354
Marvell Technology Group Ltd.	167,873	3,239,949
Maxim Integrated Products Inc.	85,226	4,805,894
MaxLinear Inc.(a)(b)	17,838	354,619
Microchip Technology Inc.	69,324	5,470,357
Micron Technology Inc.(a)	350,893	15,870,890
MKS Instruments Inc.	16,533	1,325,120
Monolithic Power Systems Inc.	12,370	1,552,806
Nanometrics Inc.(a)	6,546	245,606

48

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Semiconductors & Semiconductor Equipment (continued)
NeoPhotonics Corp.(a)	7,740	$64,242
NVE Corp.	1,266	134,044
NVIDIA Corp.	176,549	49,613,800
NXP Semiconductors NV	104,316	8,919,018
ON Semiconductor Corp.(a)(b)	126,679	2,334,694
PDF Solutions Inc.(a)(b)	7,073	63,869
Photronics Inc.(a)	16,805	165,529
Power Integrations Inc.	8,924	563,997
Qorvo Inc.(a)	38,707	2,976,181
QUALCOMM Inc.	449,713	32,392,827
Rambus Inc.(a)	31,130	339,628
Rudolph Technologies Inc.(a)	9,211	225,209
Semtech Corp.(a)	20,540	1,142,024
Silicon Laboratories Inc.(a)	12,966	1,190,279
Skyworks Solutions Inc.	54,703	4,962,109
SMART Global Holdings Inc.(a)(b)	2,850	81,909
SunPower Corp.(a)(b)	15,787	115,245
Synaptics Inc.(a)(b)	11,067	504,877
Teradyne Inc.	56,654	2,095,065
Texas Instruments Inc.	297,137	31,879,829
Ultra Clean Holdings Inc.(a)	9,468	118,823
Universal Display Corp.(b)	13,010	1,533,879
Veeco Instruments Inc.(a)	12,788	131,077
Versum Materials Inc.	32,510	1,170,685
Xcerra Corp.(a)	13,761	196,370
Xilinx Inc.	77,127	6,183,272
Xperi Corp.	14,607	216,914

		336,936,426
Software — 6.2%
2U Inc.(a)(b)	16,398	1,232,966
8x8 Inc.(a)	26,831	570,159
A10 Networks Inc.(a)	16,988	103,287
ACI Worldwide Inc.(a)	33,661	947,221
Adobe Systems Inc.(a)	149,113	40,253,054
Agilysys Inc.(a)	4,116	67,091
Alarm.com Holdings Inc.(a)(b)	9,258	531,409
Altair Engineering Inc., Class A(a)	9,795	425,593
Alteryx Inc., Class A(a)(b)	8,491	485,770
Amber Road Inc.(a)	2,485	23,906
American Software Inc./GA, Class A	6,628	80,398
ANSYS Inc.(a)	25,241	4,711,990
Appfolio Inc., Class A(a)	4,611	361,502
Apptio Inc., Class A(a)	10,114	373,813
Aspen Technology Inc.(a)	21,795	2,482,668
Asure Software Inc.(a)(b)	5,489	68,173
Atlassian Corp. PLC, Class A(a)	27,617	2,655,098
Autodesk Inc.(a)	66,496	10,380,691
Avalara Inc.(a)(b)	2,642	92,285
Avaya Holdings Corp.(a)	31,516	697,764
Benefitfocus Inc.(a)	7,375	298,319
Blackbaud Inc.	14,658	1,487,494
Blackline Inc.(a)(b)	10,133	572,211
Bottomline Technologies de Inc.(a)	12,709	924,071
Box Inc., Class A(a)(b)	38,264	914,892
CA Inc.	94,637	4,178,224
Cadence Design Systems Inc.(a)	84,671	3,837,290
Carbon Black Inc.(a)	2,987	63,265
CDK Global Inc.	39,925	2,497,708
Ceridian HCM Holding Inc.(a)	7,128	299,590
ChannelAdvisor Corp.(a)	5,689	70,828

Security	Shares	Value
Software (continued)
Cision Ltd.(a)	17,471	$293,513
Citrix Systems Inc.(a)	40,988	4,556,226
Cloudera Inc.(a)	29,159	514,656
CommVault Systems Inc.(a)	11,335	793,450
Cornerstone OnDemand Inc.(a)	16,808	953,854
Coupa Software Inc.(a)(b)	16,033	1,268,210
Dell Technologies Inc., Class V(a)	60,492	5,874,983
Digimarc Corp.(a)(b)	2,021	63,560
DocuSign Inc.(a)(b)	7,594	399,217
Domo Inc., Class B(a)(b)	2,404	51,566
Ebix Inc.(b)	7,755	613,808
eGain Corp.(a)	6,755	54,716
Ellie Mae Inc.(a)(b)	10,278	974,046
Envestnet Inc.(a)	12,965	790,217
Everbridge Inc.(a)	7,955	458,526
Fair Isaac Corp.(a)	8,882	2,029,981
FireEye Inc.(a)(b)	57,114	970,938
Five9 Inc.(a)(b)	17,354	758,196
ForeScout Technologies Inc.(a)	8,711	328,927
Fortinet Inc.(a)	42,135	3,887,796
Fusion Connect Inc.(a)(b)	22,949	58,979
Guidewire Software Inc.(a)(b)	24,222	2,446,664
Hortonworks Inc.(a)	20,618	470,297
HubSpot Inc.(a)(b)	10,716	1,617,580
Imperva Inc.(a)	9,973	463,246
Instructure Inc.(a)(b)	9,422	333,539
Intuit Inc.	74,097	16,849,658
j2 Global Inc.	14,020	1,161,557
LivePerson Inc.(a)	18,860	489,417
LogMeIn Inc.	15,615	1,391,297
Majesco(a)	1,742	13,152
Manhattan Associates Inc.(a)	19,700	1,075,620
Microsoft Corp.	2,299,130	262,951,498
MicroStrategy Inc., Class A(a)	2,799	393,595
MINDBODY Inc., Class A(a)(b)	13,822	561,864
Mitek Systems Inc.(a)(b)	8,593	60,581
MobileIron Inc.(a)	15,076	79,903
Model N Inc.(a)	7,912	125,405
Monotype Imaging Holdings Inc.	13,766	278,073
New Relic Inc.(a)	13,312	1,254,390
Nuance Communications Inc.(a)	85,418	1,479,440
Nutanix Inc., Class A(a)	31,935	1,364,263
OneSpan Inc.(a)	8,038	153,124
Oracle Corp.	849,937	43,822,752
Park City Group Inc.(a)(b)	2,713	27,401
Paycom Software Inc.(a)(b)	15,308	2,379,016
Paylocity Holding Corp.(a)	8,957	719,426
Pegasystems Inc.	11,674	730,792
Pluralsight Inc., Class A(a)(b)	7,293	233,376
Progress Software Corp.	13,422	473,662
Proofpoint Inc.(a)	15,250	1,621,533
PROS Holdings Inc.(a)	8,712	305,094
PTC Inc.(a)	35,106	3,727,906
Q2 Holdings Inc.(a)	11,427	691,905
QAD Inc., Class A	3,948	223,654
Qualys Inc.(a)(b)	10,112	900,979
Rapid7 Inc.(a)	10,883	401,800
RealPage Inc.(a)(b)	21,383	1,409,140
Red Hat Inc.(a)	53,672	7,314,420
Rimini Street Inc.(a)(b)	14,244	89,880

49

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Software (continued)
RingCentral Inc., Class A(a)	20,192	$1,878,866
SailPoint Technologies Holding Inc.(a)(b)	15,798	537,448
salesforce.com Inc.(a)	214,007	34,033,533
SecureWorks Corp., Class A(a)	1,796	26,311
SendGrid Inc.(a)	8,771	322,685
ServiceNow Inc.(a)(b)	53,033	10,374,846
ShotSpotter Inc.(a)	2,185	133,919
Splunk Inc.(a)	43,861	5,303,234
SPS Commerce Inc.(a)	5,211	517,140
SS&C Technologies Holdings Inc.	62,413	3,546,931
Symantec Corp.	188,566	4,012,685
Synopsys Inc.(a)	44,622	4,400,175
Tableau Software Inc., Class A(a)(b)	21,262	2,375,816
Telaria Inc.(a)	20,354	77,142
Telenav Inc.(a)	11,945	60,322
Tenable Holdings Inc.(a)	3,822	148,599
TiVo Corp.	33,492	416,975
Trade Desk Inc. (The), Class A(a)	9,488	1,431,834
Tyler Technologies Inc.(a)	11,387	2,790,498
Ultimate Software Group Inc. (The)(a)(b)	9,270	2,986,701
Upland Software Inc.(a)	3,309	106,914
Varonis Systems Inc.(a)	8,357	612,150
Verint Systems Inc.(a)	20,076	1,005,808
Veritone Inc.(a)	3,589	37,433
VirnetX Holding Corp.(a)(b)	11,737	54,577
VMware Inc., Class A(a)	20,967	3,272,110
Workday Inc., Class A(a)	43,980	6,420,200
Workiva Inc.(a)	7,522	297,119
Yext Inc.(a)(b)	24,465	579,821
Zendesk Inc.(a)	30,899	2,193,829
Zix Corp.(a)	17,003	94,367
Zscaler Inc.(a)(b)	4,194	171,031

		557,692,013
Specialty Retail — 2.3%
Aaron’s Inc.	21,212	1,155,206
Abercrombie & Fitch Co., Class A	20,508	433,129
Advance Auto Parts Inc.	21,666	3,647,038
American Eagle Outfitters Inc.	47,300	1,174,459
America’s Car-Mart Inc./TX(a)	2,214	173,135
Asbury Automotive Group Inc.(a)	6,344	436,150
Ascena Retail Group Inc.(a)(b)	49,038	224,104
At Home Group Inc.(a)	13,831	436,091
AutoNation Inc.(a)(b)	17,357	721,183
AutoZone Inc.(a)(b)	7,977	6,187,759
Barnes & Noble Education Inc.(a)	14,759	85,012
Barnes & Noble Inc.	21,328	123,702
Bed Bath & Beyond Inc.	41,882	628,230
Best Buy Co. Inc.	73,260	5,813,914
Big 5 Sporting Goods Corp.	5,294	26,999
Boot Barn Holdings Inc.(a)	7,477	212,422
Buckle Inc. (The)	7,704	177,577
Burlington Stores Inc.(a)	20,176	3,287,074
Caleres Inc.	12,238	438,855
Camping World Holdings Inc., Class A(b)	9,030	192,520
CarMax Inc.(a)	53,823	4,018,963
Carvana Co.(a)(b)	10,305	608,922
Cato Corp. (The), Class A	7,687	161,581
Chico’s FAS Inc.	36,621	317,504
Children’s Place Inc. (The)	5,095	651,141
Citi Trends Inc.	4,140	119,108

Security	Shares	Value
Specialty Retail (continued)
Conn’s Inc.(a)(b)	6,869	$242,819
Container Store Group Inc. (The)(a)(b)	4,054	44,999
Dick’s Sporting Goods Inc.	23,571	836,299
DSW Inc., Class A	20,205	684,545
Express Inc.(a)	23,803	263,261
Five Below Inc.(a)	16,697	2,171,612
Floor & Decor Holdings Inc., Class A(a)(b)	11,940	360,230
Foot Locker Inc.	35,275	1,798,319
Francesca’s Holdings Corp.(a)	12,380	45,930
GameStop Corp., Class A	29,547	451,183
Gap Inc. (The)	66,219	1,910,418
Genesco Inc.(a)	5,810	273,651
GNC Holdings Inc., Class A(a)	21,300	88,182
Group 1 Automotive Inc.	5,866	380,703
Guess? Inc.	16,661	376,539
Haverty Furniture Companies Inc.	5,227	115,517
Hibbett Sports Inc.(a)	7,396	139,045
Home Depot Inc. (The)	349,629	72,425,647
Hudson Ltd., Class A(a)	11,992	270,540
J. Jill Inc.(a)	6,163	38,087
Kirkland’s Inc.(a)	6,142	61,973
L Brands Inc.	69,702	2,111,971
Lithia Motors Inc., Class A	7,296	595,791
Lowe’s Companies Inc.	247,633	28,433,221
Lumber Liquidators Holdings Inc.(a)(b)	7,658	118,622
MarineMax Inc.(a)	8,385	178,181
Michaels Companies Inc. (The)(a)	34,592	561,428
Monro Inc.(b)	9,583	666,977
Murphy USA Inc.(a)	9,192	785,548
National Vision Holdings Inc.(a)	14,609	659,450
New York & Co. Inc.(a)	4,174	16,112
Office Depot Inc.	158,183	507,767
O’Reilly Automotive Inc.(a)	24,052	8,353,741
Party City Holdco Inc.(a)	18,579	251,745
Penske Automotive Group Inc.	10,155	481,245
Pier 1 Imports Inc.	27,267	40,901
Rent-A-Center Inc./TX(a)	15,899	228,628
RH(a)	5,992	785,012
Ross Stores Inc.	112,262	11,125,164
Sally Beauty Holdings Inc.(a)(b)	34,069	626,529
Shoe Carnival Inc.	4,058	156,233
Signet Jewelers Ltd.	18,326	1,208,233
Sleep Number Corp.(a)	9,937	365,483
Sonic Automotive Inc., Class A	8,309	160,779
Sportsman’s Warehouse Holdings Inc.(a)(b)	8,347	48,830
Tailored Brands Inc.	14,313	360,544
Tiffany & Co.	37,446	4,829,411
Tile Shop Holdings Inc.	9,165	65,530
Tilly’s Inc., Class A	2,496	47,299
TJX Companies Inc. (The)	190,180	21,303,964
Tractor Supply Co.	36,974	3,360,197
Ulta Salon Cosmetics & Fragrance Inc.(a)	17,306	4,882,369
Urban Outfitters Inc.(a)	21,510	879,759
Williams-Sonoma Inc.	24,893	1,635,968
Winmark Corp.	706	117,196
Zumiez Inc.(a)	6,182	162,896

		210,544,001
Technology Hardware, Storage & Peripherals — 4.1%
3D Systems Corp.(a)(b)	30,853	583,122
Apple Inc.	1,466,363	331,016,784

50

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Avid Technology Inc.(a)(b)	8,648	$51,283
Cray Inc.(a)	11,085	238,327
Diebold Nixdorf Inc.(b)	23,156	104,202
Eastman Kodak Co.(a)(b)	4,984	15,450
Electronics For Imaging Inc.(a)(b)	14,635	498,761
Hewlett Packard Enterprise Co.	460,733	7,514,555
HP Inc.	490,815	12,648,303
Immersion Corp.(a)	7,750	81,917
NCR Corp.(a)(b)	35,572	1,010,601
NetApp Inc.	79,742	6,849,040
Pure Storage Inc., Class A(a)	49,970	1,296,721
Stratasys Ltd.(a)(b)	13,855	320,189
USA Technologies Inc.(a)(b)	16,664	119,981
Western Digital Corp.	90,500	5,297,870
Xerox Corp.	68,698	1,853,472

		369,500,578
Textiles, Apparel & Luxury Goods — 0.8%
Carter’s Inc.	13,924	1,372,906
Columbia Sportswear Co.	9,304	865,923
Crocs Inc.(a)	20,236	430,824
Culp Inc.	2,398	58,032
Deckers Outdoor Corp.(a)	8,818	1,045,638
Fossil Group Inc.(a)(b)	12,235	284,831
G-III Apparel Group Ltd.(a)	12,800	616,832
Hanesbrands Inc.	108,651	2,002,438
Lululemon Athletica Inc.(a)	29,871	4,853,739
Michael Kors Holdings Ltd.(a)	43,130	2,956,993
Movado Group Inc.	5,000	209,500
NIKE Inc., Class B	380,580	32,242,738
Oxford Industries Inc.	5,246	473,189
Perry Ellis International Inc.(a)	3,306	90,353
PVH Corp.	23,233	3,354,845
Ralph Lauren Corp.	16,410	2,257,195
Rocky Brands Inc.	2,942	83,259
Skechers U.S.A. Inc., Class A(a)	39,918	1,114,910
Steven Madden Ltd.	16,948	896,549
Superior Group of Companies Inc.	2,106	40,056
Tapestry Inc.	87,828	4,415,114
Under Armour Inc., Class A(a)(b)	57,383	1,217,667
Under Armour Inc., Class C, NVS(a)(b)	58,401	1,136,483
Unifi Inc.(a)	3,909	110,742
Vera Bradley Inc.(a)	5,506	84,022
VF Corp.	98,158	9,172,865
Wolverine World Wide Inc.	26,879	1,049,625

		72,437,268
Thrifts & Mortgage Finance — 0.2%
Axos Financial Inc.(a)(b)	18,608	639,929
BankFinancial Corp.	5,903	94,094
Beneficial Bancorp. Inc.	19,090	322,621
Bridgewater Bancshares Inc.(a)	6,689	87,091
BSB Bancorp. Inc./MA(a)	3,324	108,362
Capitol Federal Financial Inc.	36,396	463,685
Columbia Financial Inc.(a)(b)	14,971	250,016
Dime Community Bancshares Inc.	8,741	156,027
Entegra Financial Corp.(a)	2,018	53,578
ESSA Bancorp. Inc.	2,367	38,487
Essent Group Ltd.(a)	28,861	1,277,099
Federal Agricultural Mortgage Corp., Class C, NVS	2,911	210,116
First Defiance Financial Corp.	5,650	170,121

Security	Shares	Value
Thrifts & Mortgage Finance (continued)
Flagstar Bancorp. Inc.(a)	8,637	$271,806
FS Bancorp. Inc.(b)	1,493	83,190
Greene County Bancorp. Inc.	895	28,729
Hingham Institution for Savings	358	78,692
Home Bancorp. Inc.	1,711	74,394
HomeStreet Inc.(a)	7,830	207,495
Impac Mortgage Holdings Inc.(a)	3,751	28,095
Kearny Financial Corp./MD	28,051	388,506
LendingTree Inc.(a)(b)	2,383	548,328
Luther Burbank Corp.	6,811	74,104
Malvern Bancorp. Inc.(a)(b)	3,181	76,185
Merchants Bancorp/IN	3,985	101,299
Meridian Bancorp. Inc.	15,022	255,374
Meta Financial Group Inc.	3,086	255,058
MGIC Investment Corp.(a)	111,992	1,490,614
New York Community Bancorp. Inc.	142,667	1,479,457
NMI Holdings Inc., Class A(a)	19,369	438,708
Northfield Bancorp. Inc.	10,928	173,974
Northwest Bancshares Inc.	27,355	473,789
OceanFirst Financial Corp.	13,369	363,904
Oconee Federal Financial Corp.	2,765	74,461
Ocwen Financial Corp.(a)	29,103	114,666
OP Bancorp(a)	6,816	79,066
Oritani Financial Corp.	12,709	197,625
PCSB Financial Corp.(b)	5,384	109,511
PennyMac Financial Services Inc., Class A(c)	3,152	65,877
PHH Corp.(a)	9,646	106,010
Ponce de Leon Federal Bank(a)(b)	5,449	82,334
Provident Bancorp. Inc.(a)	1,273	36,853
Provident Financial Services Inc.	19,274	473,177
Prudential Bancorp. Inc.	4,288	74,225
Radian Group Inc.	66,749	1,379,702
Riverview Bancorp. Inc.	11,209	99,088
SI Financial Group Inc.	3,246	45,444
Southern Missouri Bancorp. Inc.	1,736	64,701
Sterling Bancorp Inc./MI(b)	6,193	70,043
Territorial Bancorp. Inc.	3,099	91,575
TFS Financial Corp.	12,734	191,137
Timberland Bancorp. Inc./WA	3,279	102,436
TrustCo Bank Corp. NY	26,241	223,048
United Community Financial Corp./OH	11,170	108,014
United Financial Bancorp. Inc.	16,350	275,170
Walker & Dunlop Inc.	9,068	479,516
Washington Federal Inc.	24,172	773,504
Waterstone Financial Inc.	9,440	161,896
Western New England Bancorp Inc.	12,000	129,600
WMIH Corp.(a)	93,720	130,271
WSFS Financial Corp.	9,095	428,829

		16,930,706
Tobacco — 0.8%
22nd Century Group Inc.(a)(b)	40,497	113,797
Altria Group Inc.	574,324	34,637,480
Philip Morris International Inc.	471,191	38,420,914
Pyxus International Inc.(a)(b)	5,440	125,120
Turning Point Brands Inc.(b)	1,767	73,260
Universal Corp./VA	7,560	491,400
Vector Group Ltd.	29,730	409,679

		74,271,650

51

Schedule of Investments (unaudited) (continued)	iShares® Russell 3000 ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Trading Companies & Distributors — 0.4%
Air Lease Corp.	30,166	$1,384,016
Aircastle Ltd.	18,268	400,252
Applied Industrial Technologies Inc.	11,294	883,756
Beacon Roofing Supply Inc.(a)(b)	19,889	719,783
BlueLinx Holdings Inc.(a)	2,629	82,787
BMC Stock Holdings Inc.(a)	19,460	362,929
CAI International Inc.(a)	4,878	111,560
DXP Enterprises Inc./TX(a)	3,964	158,837
EnviroStar Inc.(b)	2,143	83,470
Fastenal Co.	87,297	5,064,972
Foundation Building Materials Inc.(a)	3,811	47,523
GATX Corp.	11,555	1,000,547
General Finance Corp.(a)	716	11,420
GMS Inc.(a)	9,267	214,994
H&E Equipment Services Inc.	9,308	351,656
HD Supply Holdings Inc.(a)	56,411	2,413,827
Herc Holdings Inc.(a)	7,224	369,869
Kaman Corp.	8,891	593,741
Lawson Products Inc./DE(a)	1,660	56,274
MRC Global Inc.(a)	26,599	499,263
MSC Industrial Direct Co. Inc., Class A	13,093	1,153,624
Nexeo Solutions Inc.(a)	9,237	113,153
NOW Inc.(a)(b)	31,557	522,268
Rush Enterprises Inc., Class A	9,372	368,413
Rush Enterprises Inc., Class B	1,938	77,307
SiteOne Landscape Supply Inc.(a)(b)	12,061	908,676
Systemax Inc.	3,269	107,681
Textainer Group Holdings Ltd.(a)(b)	9,451	120,973
Titan Machinery Inc.(a)	4,853	75,149
Triton International Ltd.	15,739	523,637
United Rentals Inc.(a)	25,296	4,138,426
Univar Inc.(a)	34,211	1,048,909
Veritiv Corp.(a)	4,037	146,947
Watsco Inc.	9,674	1,722,939
WESCO International Inc.(a)	14,367	882,852
Willis Lease Finance Corp.(a)	1,233	42,551
WW Grainger Inc.	13,778	4,924,395

		31,689,376
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	24,146	1,113,855

Water Utilities — 0.1%
American States Water Co.	10,634	650,163
American Water Works Co. Inc.	54,509	4,795,157
Aqua America Inc.	55,106	2,033,411
AquaVenture Holdings Ltd.(a)(b)	3,078	55,619
Artesian Resources Corp., Class A, NVS	2,178	80,107
Cadiz Inc.(a)(b)	6,211	69,253
California Water Service Group	15,237	653,667
Connecticut Water Service Inc.	4,089	283,654
Consolidated Water Co. Ltd.	5,684	78,723
Global Water Resources Inc.(b)	2,384	25,247
Middlesex Water Co.	4,281	207,286
Pure Cycle Corp.(a)	10,145	117,175
SJW Group	5,517	337,364
York Water Co. (The)	3,815	115,976

		9,502,802
Wireless Telecommunication Services — 0.1%
Boingo Wireless Inc.(a)	12,730	444,277
Gogo Inc.(a)(b)	15,588	80,902

Security	Shares	Value
Wireless Telecommunication Services (continued)
NII Holdings Inc.(a)(b)	26,778	$156,919
Shenandoah Telecommunications Co.	13,330	516,537
Spok Holdings Inc.	5,752	88,581
Sprint Corp.(a)	202,490	1,324,285
Telephone & Data Systems Inc.	29,095	885,361
T-Mobile U.S. Inc.(a)	93,063	6,531,161
U.S. Cellular Corp.(a)	3,916	175,358

		10,203,381

Total Common Stocks — 99.8%
(Cost: $6,314,417,948)		9,024,129,525

Short-Term Investments

Money Market Funds — 2.9%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.24%(c)(e)(f)	211,174,624	211,237,976
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(e)	47,383,244	47,383,244

		258,621,220

Total Short-Term Investments — 2.9%
(Cost: $258,573,454)		258,621,220

Total Investments in Securities — 102.7%
(Cost: $6,572,991,402)		9,282,750,745
Other Assets, Less Liabilities — (2.7)%		(244,052,127)

Net Assets — 100.0%		$9,038,698,618

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

52

Schedule of Investments (unaudited)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.1%
Arconic Inc.	1,038,455	$22,856,394
BWX Technologies Inc.	238,792	14,934,052
Curtiss-Wright Corp.	105,490	14,496,436
Harris Corp.	286,941	48,553,286
HEICO Corp.(a)	95,090	8,806,285
HEICO Corp., Class A	181,815	13,727,032
Hexcel Corp.	208,935	14,009,092
Huntington Ingalls Industries Inc.	102,599	26,273,552
L3 Technologies Inc.	187,948	39,961,504
Rockwell Collins Inc.	396,278	55,665,171
Spirit AeroSystems Holdings Inc., Class A	255,719	23,441,761
Teledyne Technologies Inc.(b)	84,753	20,906,870
Textron Inc.	600,521	42,919,236
TransDigm Group Inc.(b)	117,387	43,703,180

		390,253,851
Air Freight & Logistics — 0.5%
CH Robinson Worldwide Inc.	331,892	32,498,865
Expeditors International of Washington Inc.	417,838	30,723,628
XPO Logistics Inc.(a)(b)	302,080	34,488,473

		97,710,966
Airlines — 0.7%
Alaska Air Group Inc.	288,471	19,864,113
American Airlines Group Inc.	998,348	41,261,723
Copa Holdings SA, Class A, NVS	74,591	5,955,345
JetBlue Airways Corp.(b)	759,134	14,696,834
United Continental Holdings Inc.(b)	590,747	52,611,928

		134,389,943
Auto Components — 0.8%
Adient PLC	224,488	8,824,623
Aptiv PLC	639,539	53,657,322
BorgWarner Inc.	501,991	21,475,175
Gentex Corp.	658,385	14,128,942
Goodyear Tire & Rubber Co. (The)	576,864	13,492,849
Lear Corp.	158,926	23,044,270
Visteon Corp.(a)(b)	70,825	6,579,643

		141,202,824
Automobiles — 0.1%
Harley-Davidson Inc.	399,753	18,108,811
Thor Industries Inc.	120,427	10,079,740

		28,188,551
Banks — 4.4%
Associated Banc-Corp.	405,799	10,550,774
Bank of Hawaii Corp.	100,006	7,891,473
Bank OZK(a)	290,772	11,037,705
BankUnited Inc.	248,522	8,797,679
BOK Financial Corp.(a)	78,189	7,606,226
CIT Group Inc.	273,229	14,101,349
Citizens Financial Group Inc.	1,150,038	44,356,966
Comerica Inc.	415,319	37,461,774
Commerce Bancshares Inc.	227,689	15,032,028
Cullen/Frost Bankers Inc.	137,122	14,321,022
East West Bancorp. Inc.	346,407	20,912,591
F.N.B. Corp.	774,628	9,853,268
Fifth Third Bancorp.	1,613,784	45,056,849
First Citizens BancShares Inc./NC, Class A	18,952	8,571,611
First Hawaiian Inc.	256,356	6,962,629
First Horizon National Corp.	777,253	13,415,387

Security	Shares	Value
Banks (continued)
First Republic Bank/CA(a)	389,019	$37,345,824
Huntington Bancshares Inc./OH	2,653,696	39,593,144
KeyCorp	2,554,811	50,815,191
M&T Bank Corp.	350,173	57,617,465
PacWest Bancorp.	293,265	13,974,077
People’s United Financial Inc.	830,334	14,215,318
Pinnacle Financial Partners Inc.	178,714	10,749,647
Popular Inc.	241,757	12,390,046
Prosperity Bancshares Inc.	159,642	11,071,173
Regions Financial Corp.	2,662,521	48,857,260
Signature Bank/New York NY	129,856	14,912,663
Sterling Bancorp./DE	534,763	11,764,786
SunTrust Banks Inc.	1,120,460	74,835,523
SVB Financial Group(b)	128,076	39,809,863
Synovus Financial Corp.	281,189	12,875,644
TCF Financial Corp.	399,228	9,505,619
Texas Capital Bancshares Inc.(b)	119,017	9,836,755
Umpqua Holdings Corp.	525,964	10,940,051
Webster Financial Corp.	219,241	12,926,449
Western Alliance Bancorp.(b)	235,740	13,411,249
Wintrust Financial Corp.	133,881	11,371,852
Zions BanCorp.	459,767	23,057,315

		817,806,245
Beverages — 0.4%
Brown-Forman Corp., Class A	123,200	6,258,560
Brown-Forman Corp., Class B, NVS	678,699	34,308,235
Keurig Dr Pepper Inc.	427,143	9,896,903
Molson Coors Brewing Co., Class B	416,368	25,606,632

		76,070,330
Biotechnology — 1.6%
Agios Pharmaceuticals Inc.(a)(b)	121,371	9,360,131
Alkermes PLC(b)	369,107	15,664,901
Alnylam Pharmaceuticals Inc.(a)(b)	214,277	18,753,523
BioMarin Pharmaceutical Inc.(a)(b)	427,412	41,446,142
Bluebird Bio Inc.(a)(b)	130,894	19,110,524
Exact Sciences Corp.(a)(b)	287,204	22,666,140
Exelixis Inc.(b)	703,783	12,471,035
Incyte Corp.(b)	421,046	29,085,858
Ionis Pharmaceuticals Inc.(a)(b)	299,541	15,450,325
Neurocrine Biosciences Inc.(a)(b)	213,895	26,298,390
Sage Therapeutics Inc.(a)(b)	108,975	15,392,719
Sarepta Therapeutics Inc.(a)(b)	151,436	24,458,428
Seattle Genetics Inc.(a)(b)	257,064	19,824,776
TESARO Inc.(a)(b)	93,348	3,641,505
United Therapeutics Corp.(b)	103,033	13,175,860

		286,800,257
Building Products — 0.7%
Allegion PLC	227,800	20,631,846
AO Smith Corp.	341,035	18,201,038
Armstrong World Industries Inc.(b)	110,329	7,678,898
Fortune Brands Home & Security Inc.	342,281	17,921,833
Lennox International Inc.	86,419	18,873,910
Masco Corp.	742,694	27,182,600
Owens Corning	262,954	14,270,514
USG Corp.(b)	195,553	8,469,401

		133,230,040
Capital Markets — 3.2%
Affiliated Managers Group Inc.	127,406	17,418,948
Ameriprise Financial Inc.	342,378	50,555,535

53

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Capital Markets (continued)
BGC Partners Inc., Class A	659,748	$7,798,221
Cboe Global Markets Inc.	268,207	25,737,144
E*TRADE Financial Corp.(b)	627,816	32,891,280
Eaton Vance Corp., NVS	277,549	14,587,975
Evercore Inc., Class A	96,382	9,691,210
FactSet Research Systems Inc.	90,938	20,343,740
Franklin Resources Inc.	745,990	22,685,556
Interactive Brokers Group Inc., Class A	178,178	9,855,025
Invesco Ltd.	973,610	22,276,197
Lazard Ltd., Class A	278,890	13,422,976
Legg Mason Inc.	200,940	6,275,356
LPL Financial Holdings Inc.	212,013	13,676,959
MarketAxess Holdings Inc.	87,935	15,695,518
Moody’s Corp.	402,304	67,265,229
Morningstar Inc.	45,470	5,724,673
MSCI Inc.	210,166	37,285,550
Nasdaq Inc.	277,358	23,797,316
Northern Trust Corp.	508,768	51,960,476
Raymond James Financial Inc.	315,074	29,002,562
SEI Investments Co.	320,118	19,559,210
T Rowe Price Group Inc.	570,364	62,272,342
Virtu Financial Inc., Class A	93,713	1,916,431

		581,695,429
Chemicals — 2.0%
Albemarle Corp.	260,480	25,990,694
Ashland Global Holdings Inc.	149,555	12,541,682
Axalta Coating Systems Ltd.(a)(b)	504,710	14,717,344
Cabot Corp.	145,519	9,126,952
Celanese Corp., Series A	325,823	37,143,822
CF Industries Holdings Inc.	559,905	30,481,228
Chemours Co. (The)	427,249	16,850,701
Eastman Chemical Co.	338,405	32,392,127
FMC Corp.	321,889	28,062,283
Huntsman Corp.	523,492	14,254,687
International Flavors & Fragrances Inc.	218,403	30,384,225
Mosaic Co. (The)	843,137	27,385,090
NewMarket Corp.	18,634	7,556,273
Olin Corp.	400,379	10,281,733
Platform Specialty Products Corp.(b)	525,199	6,549,232
RPM International Inc.	315,111	20,463,308
Scotts Miracle-Gro Co. (The)	96,465	7,594,689
Valvoline Inc.	469,320	10,095,073
Westlake Chemical Corp.	85,941	7,142,557
WR Grace & Co.	159,318	11,384,864

		360,398,564
Commercial Services & Supplies — 0.9%
ADT Inc.(a)	269,787	2,533,299
Cintas Corp.	211,451	41,827,122
Clean Harbors Inc.(b)	123,518	8,841,418
Copart Inc.(a)(b)	485,968	25,041,931
KAR Auction Services Inc.	322,904	19,274,140
Republic Services Inc.	532,731	38,708,235
Rollins Inc.	231,922	14,075,346
Stericycle Inc.(b)	198,818	11,666,640

		161,968,131
Communications Equipment — 1.2%
Arista Networks Inc.(b)	136,594	36,314,881
ARRIS International PLC(a)(b)	404,667	10,517,295
CommScope Holding Co. Inc.(a)(b)	455,491	14,010,903

Security	Shares	Value
Communications Equipment (continued)
EchoStar Corp., Class A(b)	111,896	$5,188,617
F5 Networks Inc.(b)	146,749	29,264,686
Juniper Networks Inc.	829,381	24,856,549
Motorola Solutions Inc.	392,108	51,028,935
Palo Alto Networks Inc.(b)	216,406	48,747,616
Ubiquiti Networks Inc.(a)	46,171	4,564,465

		224,493,947
Construction & Engineering — 0.4%
AECOM(a)(b)	383,062	12,510,805
Fluor Corp.	336,616	19,557,390
Jacobs Engineering Group Inc.	305,988	23,408,082
Quanta Services Inc.(b)	358,700	11,973,406
Valmont Industries Inc.	52,955	7,334,267

		74,783,950
Construction Materials — 0.4%
Eagle Materials Inc.	113,253	9,653,686
Martin Marietta Materials Inc.	150,750	27,428,962
Vulcan Materials Co.	315,548	35,088,938

		72,171,586
Consumer Finance — 1.0%
Ally Financial Inc.	1,020,638	26,995,875
Credit Acceptance Corp.(b)	27,053	11,851,108
Discover Financial Services	826,216	63,164,213
Navient Corp.	627,246	8,455,276
OneMain Holdings Inc.(b)	179,979	6,049,094
Santander Consumer USA Holdings Inc.	277,271	5,556,511
SLM Corp.(b)	1,044,082	11,641,514
Synchrony Financial	1,792,459	55,709,626

		189,423,217
Containers & Packaging — 1.5%
AptarGroup Inc.	149,181	16,072,761
Ardagh Group SA	46,563	777,136
Avery Dennison Corp.	210,495	22,807,133
Ball Corp.	817,761	35,973,306
Bemis Co. Inc.	217,243	10,558,010
Berry Global Group Inc.(b)	315,982	15,290,369
Crown Holdings Inc.(b)	310,187	14,888,976
Graphic Packaging Holding Co.	742,190	10,398,082
International Paper Co.	987,662	48,543,587
Owens-Illinois Inc.(b)	386,887	7,269,607
Packaging Corp. of America	224,213	24,593,924
Sealed Air Corp.	385,454	15,475,978
Silgan Holdings Inc.	190,512	5,296,234
Sonoco Products Co.	235,927	13,093,949
WestRock Co.	609,791	32,587,231

		273,626,283
Distributors — 0.4%
Genuine Parts Co.	343,238	34,117,857
LKQ Corp.(b)	765,250	24,235,467
Pool Corp.	94,403	15,753,973

		74,107,297
Diversified Consumer Services — 0.5%
Bright Horizons Family Solutions Inc.(b)	137,214	16,169,298
Graham Holdings Co., Class B	10,058	5,826,599
Grand Canyon Education Inc.(b)	113,258	12,775,502
H&R Block Inc.	502,025	12,927,144
Service Corp. International/U.S.	415,663	18,372,305

54

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Diversified Consumer Services (continued)
ServiceMaster Global Holdings Inc.(b)	325,694	$20,202,799

		86,273,647
Diversified Financial Services — 0.2%
AXA Equitable Holdings Inc.(a)	330,368	7,086,394
Jefferies Financial Group Inc.	724,730	15,915,071
Voya Financial Inc.(a)	387,399	19,242,108

		42,243,573
Diversified Telecommunication Services — 0.4%
CenturyLink Inc.	2,312,865	49,032,738
Zayo Group Holdings Inc.(b)	483,233	16,777,850

		65,810,588
Electric Utilities — 2.5%
Alliant Energy Corp.	555,769	23,659,086
Avangrid Inc.	134,632	6,452,912
Edison International	768,583	52,017,698
Entergy Corp.	438,499	35,575,424
Evergy Inc.(a)	656,659	36,063,712
Eversource Energy	766,298	47,081,349
FirstEnergy Corp.	1,174,040	43,639,067
Hawaiian Electric Industries Inc.	259,731	9,243,826
OGE Energy Corp.	478,661	17,384,968
PG&E Corp.	1,249,427	57,486,136
Pinnacle West Capital Corp.	267,980	21,218,656
PPL Corp.	1,694,864	49,591,721
Xcel Energy Inc.	1,229,443	58,042,004

		457,456,559
Electrical Equipment — 0.9%
Acuity Brands Inc.(a)	95,262	14,975,187
AMETEK Inc.	552,852	43,741,650
GrafTech International Ltd.	146,971	2,867,404
Hubbell Inc.	131,074	17,507,554
nVent Electric PLC	386,064	10,485,498
Regal Beloit Corp.	103,986	8,573,646
Rockwell Automation Inc.	296,482	55,596,305
Sensata Technologies Holding PLC(a)(b)	406,193	20,126,863

		173,874,107
Electronic Equipment, Instruments & Components — 2.1%
Amphenol Corp., Class A	712,436	66,983,233
Arrow Electronics Inc.(b)	208,756	15,389,492
Avnet Inc.	281,052	12,582,698
CDW Corp./DE	355,650	31,624,398
Cognex Corp.	396,815	22,150,213
Coherent Inc.(a)(b)	59,467	10,239,623
Corning Inc.	1,926,556	68,007,427
Dolby Laboratories Inc., Class A	151,550	10,603,954
FLIR Systems Inc.	322,638	19,832,558
IPG Photonics Corp.(a)(b)	86,502	13,500,367
Jabil Inc.	401,803	10,880,825
Keysight Technologies Inc.(b)	449,393	29,785,768
Littelfuse Inc.	57,816	11,441,208
National Instruments Corp.	265,001	12,807,498
Trimble Inc.(b)	598,388	26,005,943
Zebra Technologies Corp., Class A(b)	126,617	22,389,684

		384,224,889
Energy Equipment & Services — 0.6%
Apergy Corp.(a)(b)	186,220	8,111,743
Helmerich & Payne Inc.	254,717	17,516,888
Nabors Industries Ltd.	814,193	5,015,429

Security	Shares	Value
Energy Equipment & Services (continued)
National Oilwell Varco Inc.	925,728	$39,880,362
Patterson-UTI Energy Inc.	531,337	9,091,176
RPC Inc.	144,518	2,237,139
Transocean Ltd.(a)(b)	1,029,166	14,356,866
Weatherford International PLC(a)(b)	2,389,511	6,475,575

		102,685,178
Entertainment — 0.8%
Cinemark Holdings Inc.	256,912	10,327,863
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	62,209	2,213,396
Liberty Media Corp.-Liberty Formula One, Class C, NVS(b)	471,765	17,544,940
Lions Gate Entertainment Corp., Class A	118,101	2,880,483
Lions Gate Entertainment Corp., Class B, NVS	247,078	5,756,917
Live Nation Entertainment Inc.(a)(b)	331,000	18,029,570
Madison Square Garden Co. (The), Class A(b)	44,195	13,935,568
Take-Two Interactive Software Inc.(b)	271,170	37,418,748
Viacom Inc., Class A	26,631	973,363
Viacom Inc., Class B, NVS	848,427	28,642,896
Zynga Inc., Class A(a)(b)	1,835,550	7,360,556

		145,084,300
Equity Real Estate Investment Trusts (REITs) — 8.0%
Alexandria Real Estate Equities Inc.	252,454	31,756,189
American Campus Communities Inc.	326,847	13,453,022
American Homes 4 Rent, Class A	622,512	13,626,788
Apartment Investment & Management Co., Class A	374,644	16,533,040
Apple Hospitality REIT Inc.	528,085	9,236,207
AvalonBay Communities Inc.	333,603	60,432,183
Boston Properties Inc.	373,876	46,020,397
Brandywine Realty Trust	419,612	6,596,301
Brixmor Property Group Inc.	723,774	12,673,283
Brookfield Property REIT Inc., Class A	375,025	7,849,273
Camden Property Trust	213,064	19,936,398
Colony Capital Inc.(a)	1,168,504	7,116,189
Columbia Property Trust Inc.	283,842	6,710,025
CoreSite Realty Corp.	87,283	9,700,633
Corporate Office Properties Trust	239,417	7,141,809
CubeSmart(a)	448,901	12,807,145
CyrusOne Inc.(a)	249,175	15,797,695
DDR Corp.(a)	366,156	4,902,829
Digital Realty Trust Inc.(a)	496,639	55,861,955
Douglas Emmett Inc.	385,345	14,535,213
Duke Realty Corp.	856,230	24,291,245
Empire State Realty Trust Inc., Class A	328,594	5,457,946
EPR Properties	176,917	12,102,892
Equity Commonwealth(b)	281,723	9,040,491
Equity LifeStyle Properties Inc.	203,132	19,592,081
Equity Residential	867,388	57,473,129
Essex Property Trust Inc.	159,318	39,305,344
Extra Space Storage Inc.(a)	292,858	25,373,217
Federal Realty Investment Trust	174,836	22,111,509
Forest City Realty Trust Inc., Class A	510,889	12,818,205
Gaming and Leisure Properties Inc.	483,734	17,051,623
HCP Inc.	1,129,049	29,716,570
Healthcare Trust of America Inc., Class A(a)	503,201	13,420,371
Highwoods Properties Inc.	243,891	11,526,289
Hospitality Properties Trust	390,482	11,261,501
Host Hotels & Resorts Inc.	1,758,090	37,095,699
Hudson Pacific Properties Inc.	369,820	12,100,510

55

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Invitation Homes Inc.(a)	716,810	$16,422,117
Iron Mountain Inc.(a)	681,630	23,529,868
JBG SMITH Properties	255,921	9,425,570
Kilroy Realty Corp.	232,532	16,670,219
Kimco Realty Corp.(a)	975,718	16,333,519
Lamar Advertising Co., Class A(a)	199,924	15,554,087
Liberty Property Trust	353,845	14,949,951
Life Storage Inc.	109,962	10,463,984
Macerich Co. (The)(a)	326,354	18,044,113
Medical Properties Trust Inc.	870,665	12,981,615
Mid-America Apartment Communities Inc.	272,191	27,268,094
National Retail Properties Inc.	377,128	16,902,877
Omega Healthcare Investors Inc.(a)	470,138	15,406,422
Outfront Media Inc.(a)	329,582	6,575,161
Paramount Group Inc.(a)	497,409	7,505,902
Park Hotels & Resorts Inc.(a)	482,273	15,828,200
Rayonier Inc.	309,433	10,461,930
Realty Income Corp.	700,585	39,856,281
Regency Centers Corp.	364,585	23,577,712
Retail Properties of America Inc., Class A	522,391	6,367,946
Retail Value Inc.(a)(b)	36,617	1,197,010
SBA Communications Corp.(b)	275,858	44,311,070
Senior Housing Properties Trust(a)	564,277	9,908,704
SL Green Realty Corp.	201,306	19,633,374
Spirit Realty Capital Inc.	1,026,593	8,274,340
STORE Capital Corp.(a)	446,640	12,412,126
Sun Communities Inc.(a)	201,024	20,411,977
Taubman Centers Inc.(a)	142,150	8,504,834
UDR Inc.(a)	636,999	25,753,870
Uniti Group Inc.(a)(b)	395,619	7,971,723
Ventas Inc.(a)	861,141	46,828,848
VEREIT Inc.(a)	2,327,248	16,895,820
VICI Properties Inc.	894,971	19,349,273
Vornado Realty Trust	413,822	30,209,006
Weingarten Realty Investors	286,556	8,527,907
Welltower Inc.(a)	899,600	57,862,272
Weyerhaeuser Co.	1,829,432	59,035,771
WP Carey Inc.(a)	253,975	16,333,132

		1,469,971,821
Food & Staples Retailing — 0.5%
Casey’s General Stores Inc.	86,517	11,170,210
Kroger Co. (The)	1,916,712	55,795,486
Sprouts Farmers Market Inc.(b)	298,025	8,168,865
U.S. Foods Holding Corp.(b)	516,153	15,907,836

		91,042,397
Food Products — 2.4%
Archer-Daniels-Midland Co.	1,348,521	67,790,151
Bunge Ltd.	337,888	23,216,284
Campbell Soup Co.	425,393	15,582,145
Conagra Brands Inc.	943,976	32,066,865
Flowers Foods Inc.	430,265	8,028,745
Hain Celestial Group Inc. (The)(a)(b)	228,652	6,201,042
Hershey Co. (The)	336,942	34,368,084
Hormel Foods Corp.	652,122	25,693,607
Ingredion Inc.	169,099	17,748,631
JM Smucker Co. (The)	264,161	27,105,560
Kellogg Co.	601,396	42,109,748
Lamb Weston Holdings Inc.	351,562	23,414,029
McCormick & Co. Inc./MD, NVS	294,633	38,817,898

Security	Shares	Value
Food Products (continued)
Pilgrim’s Pride Corp.(a)(b)	133,509	$2,415,178
Pinnacle Foods Inc.	284,250	18,422,242
Post Holdings Inc.(a)(b)	157,073	15,399,437
Seaboard Corp.	627	2,326,195
TreeHouse Foods Inc.(a)(b)	130,654	6,251,794
Tyson Foods Inc., Class A	704,492	41,938,409

		448,896,044
Gas Utilities — 0.3%
Atmos Energy Corp.	261,298	24,538,495
National Fuel Gas Co.	194,855	10,923,571
UGI Corp.	414,552	22,999,345

		58,461,411
Health Care Equipment & Supplies — 3.6%
ABIOMED Inc.(b)	103,255	46,438,936
Align Technology Inc.(b)	191,301	74,840,777
Cantel Medical Corp.	88,319	8,130,647
Cooper Companies Inc. (The)(a)	116,178	32,198,733
DENTSPLY SIRONA Inc.	527,320	19,901,057
DexCom Inc.(b)	209,661	29,989,909
Edwards Lifesciences Corp.(b)	506,581	88,195,752
Hill-Rom Holdings Inc.	158,670	14,978,448
Hologic Inc.(b)	651,470	26,697,241
ICU Medical Inc.(b)	37,401	10,575,133
IDEXX Laboratories Inc.(b)	207,559	51,819,180
Insulet Corp.(a)(b)	140,121	14,845,820
Integra LifeSciences Holdings Corp.(a)(b)	173,784	11,447,152
Masimo Corp.(b)	108,175	13,472,115
Penumbra Inc.(b)	73,487	11,001,004
ResMed Inc.	337,606	38,939,476
STERIS PLC	200,906	22,983,646
Teleflex Inc.	109,354	29,098,006
Varian Medical Systems Inc.(b)	219,538	24,572,888
West Pharmaceutical Services Inc.	175,462	21,664,293
Zimmer Biomet Holdings Inc.	491,979	64,680,479

		656,470,692
Health Care Providers & Services — 2.3%
Acadia Healthcare Co. Inc.(a)(b)	207,595	7,307,344
AmerisourceBergen Corp.	380,134	35,055,958
Cardinal Health Inc.	753,121	40,668,534
Centene Corp.(b)	489,694	70,897,897
Chemed Corp.	37,199	11,888,056
DaVita Inc.(a)(b)	312,972	22,418,184
Encompass Health Corp.	234,949	18,314,275
Envision Healthcare Corp.(b)	287,752	13,158,899
Henry Schein Inc.(a)(b)	368,048	31,295,122
Laboratory Corp. of America Holdings(b)	247,130	42,921,538
MEDNAX Inc.(b)	221,787	10,348,581
Molina Healthcare Inc.(a)(b)	147,498	21,932,953
Premier Inc., Class A(a)(b)	125,144	5,729,092
Quest Diagnostics Inc.	325,743	35,150,927
Universal Health Services Inc., Class B	203,169	25,973,125
WellCare Health Plans Inc.(b)	120,289	38,551,422

		431,611,907
Health Care Technology — 0.5%
athenahealth Inc.(b)	95,913	12,813,977
Cerner Corp.(b)	766,744	49,385,981
Veeva Systems Inc., Class A(b)	288,164	31,372,415

		93,572,373

56

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Hotels, Restaurants & Leisure — 2.6%
Aramark	586,556	$25,233,639
Caesars Entertainment Corp.(a)(b)	1,425,361	14,609,950
Chipotle Mexican Grill Inc.(b)	58,452	26,567,603
Choice Hotels International Inc.	83,664	6,969,211
Darden Restaurants Inc.	297,336	33,060,790
Domino’s Pizza Inc.	101,192	29,831,402
Dunkin’ Brands Group Inc.	198,702	14,648,311
Extended Stay America Inc.	451,134	9,126,441
Hilton Grand Vacations Inc.(b)	232,124	7,683,304
Hilton Worldwide Holdings Inc.	675,007	54,527,065
Hyatt Hotels Corp., Class A	102,588	8,164,979
International Game Technology PLC	236,449	4,669,868
MGM Resorts International	1,211,813	33,821,701
Norwegian Cruise Line Holdings Ltd.(b)	485,951	27,908,166
Royal Caribbean Cruises Ltd.	402,115	52,250,823
Six Flags Entertainment Corp.	171,328	11,962,121
Vail Resorts Inc.	96,269	26,418,139
Wendy’s Co. (The)	464,712	7,965,164
Wyndham Destinations Inc.	234,902	10,185,351
Wyndham Hotels & Resorts Inc.	234,902	13,053,504
Wynn Resorts Ltd.	246,978	31,381,025
Yum China Holdings Inc.	888,817	31,206,365

		481,244,922
Household Durables — 1.2%
DR Horton Inc.	827,558	34,906,396
Garmin Ltd.	273,306	19,145,085
Leggett & Platt Inc.	314,388	13,767,051
Lennar Corp., Class A	692,509	32,333,245
Lennar Corp., Class B	39,944	1,537,844
Mohawk Industries Inc.(b)	149,318	26,182,911
Newell Brands Inc.	1,059,855	21,515,057
NVR Inc.(b)	7,609	18,800,317
PulteGroup Inc.	622,434	15,417,690
Tempur Sealy International Inc.(a)(b)	109,768	5,806,727
Toll Brothers Inc.	337,962	11,162,885
Whirlpool Corp.	152,646	18,126,713

		218,701,921
Household Products — 0.5%
Church & Dwight Co. Inc.	586,805	34,838,613
Clorox Co. (The)	310,031	46,631,763
Energizer Holdings Inc.	141,516	8,299,913
Spectrum Brands Holdings Inc.	95,987	7,172,149

		96,942,438
Independent Power and Renewable Electricity Producers — 0.4%
AES Corp./VA	1,587,040	22,218,560
NRG Energy Inc.	731,918	27,373,733
Vistra Energy Corp.(a)(b)	983,695	24,474,332

		74,066,625
Industrial Conglomerates — 0.5%
Carlisle Companies Inc.	140,064	17,059,795
Roper Technologies Inc.	244,484	72,418,606

		89,478,401
Insurance — 3.6%
Alleghany Corp.	34,702	22,644,096
American Financial Group Inc./OH	172,340	19,124,570
American National Insurance Co.	19,329	2,499,046
Arch Capital Group Ltd.(a)(b)	931,116	27,756,568
Arthur J Gallagher & Co.	430,200	32,024,088
Aspen Insurance Holdings Ltd.	141,745	5,924,941

Security	Shares	Value
Insurance (continued)
Assurant Inc.	125,894	$13,590,257
Assured Guaranty Ltd.	256,050	10,812,991
Athene Holding Ltd., Class A(b)	381,147	19,690,054
Axis Capital Holdings Ltd.	196,974	11,367,370
Brighthouse Financial Inc.(b)	288,234	12,751,472
Brown & Brown Inc.	563,253	16,655,391
Cincinnati Financial Corp.	368,631	28,314,547
CNA Financial Corp.	67,817	3,095,846
Erie Indemnity Co., Class A, NVS	59,086	7,535,238
Everest Re Group Ltd.	97,111	22,186,950
Fidelity National Financial Inc.	633,870	24,942,784
First American Financial Corp.	261,479	13,489,702
Hanover Insurance Group Inc. (The)	101,686	12,545,002
Hartford Financial Services Group Inc. (The)	865,872	43,258,965
Lincoln National Corp.	524,219	35,468,658
Loews Corp.	667,798	33,543,494
Markel Corp.(b)	32,630	38,780,429
Mercury General Corp.	67,958	3,408,773
Old Republic International Corp.	679,615	15,209,784
Principal Financial Group Inc.	682,978	40,015,681
Reinsurance Group of America Inc.	152,244	22,008,393
RenaissanceRe Holdings Ltd.	95,405	12,744,200
Torchmark Corp.	252,981	21,930,923
Unum Group	502,973	19,651,155
White Mountains Insurance Group Ltd.	7,313	6,844,017
Willis Towers Watson PLC	317,437	44,739,571
WR Berkley Corp.	228,008	18,224,679

		662,779,635
Interactive Media & Services — 0.7%
IAC/InterActiveCorp.(b)	179,347	38,868,082
Match Group Inc.(a)(b)	123,922	7,176,323
TripAdvisor Inc.(a)(b)	249,877	12,761,218
Twitter Inc.(a)(b)	1,711,286	48,703,200
Zillow Group Inc., Class A(a)(b)	135,454	5,987,067
Zillow Group Inc., Class C, NVS(a)(b)	293,128	12,970,914

		126,466,804
Internet & Direct Marketing Retail — 0.6%
Expedia Group Inc.	289,365	37,756,345
GrubHub Inc.(a)(b)	216,643	30,031,053
Qurate Retail Inc.(a)(b)	1,027,111	22,812,135
Wayfair Inc., Class A(a)(b)	137,979	20,375,359

		110,974,892
IT Services — 5.8%
Akamai Technologies Inc.(a)(b)	398,154	29,124,965
Alliance Data Systems Corp.	115,729	27,330,561
Amdocs Ltd.	342,940	22,627,181
Black Knight Inc.(b)	340,747	17,701,807
Booz Allen Hamilton Holding Corp.	332,684	16,511,107
Broadridge Financial Solutions Inc.	279,539	36,885,171
Conduent Inc.(a)(b)	457,069	10,293,194
CoreLogic Inc./U.S.(b)	194,089	9,589,937
DXC Technology Co.	678,580	63,460,802
EPAM Systems Inc.(b)	121,720	16,760,844
Euronet Worldwide Inc.(a)(b)	118,129	11,838,888
Fidelity National Information Services Inc.	795,258	86,738,790
First Data Corp., Class A(b)	1,305,159	31,937,241
Fiserv Inc.(b)	977,610	80,535,512
FleetCor Technologies Inc.(b)	211,937	48,287,726
Gartner Inc.(a)(b)	212,645	33,704,232

57

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
IT Services (continued)
Genpact Ltd.	352,930	$10,803,187
Global Payments Inc.(a)	384,373	48,969,120
GoDaddy Inc., Class A(b)	384,266	32,043,942
Jack Henry & Associates Inc.	184,746	29,574,140
Leidos Holdings Inc.	343,326	23,744,426
Okta Inc.(b)	205,645	14,469,182
Paychex Inc.	775,770	57,135,460
Sabre Corp.	608,294	15,864,308
Square Inc., Class A(b)	690,700	68,386,207
Switch Inc., Class A(a)	91,487	988,060
Teradata Corp.(a)(b)	289,985	10,935,334
Total System Services Inc.	435,842	43,035,039
Twilio Inc., Class A(b)	171,784	14,821,524
VeriSign Inc.(b)	255,012	40,832,521
Western Union Co. (The)	1,080,016	20,585,105
WEX Inc.(b)	99,935	20,062,951
Worldpay Inc., Class A(b)	722,709	73,188,740

		1,068,767,204
Leisure Products — 0.4%
Brunswick Corp./DE	208,077	13,945,321
Hasbro Inc.	280,308	29,465,977
Mattel Inc.(a)	825,962	12,967,603
Polaris Industries Inc.	142,722	14,407,786

		70,786,687
Life Sciences Tools & Services — 1.6%
Agilent Technologies Inc.	779,592	54,992,420
Bio-Rad Laboratories Inc., Class A(b)	50,744	15,882,365
Bio-Techne Corp.	89,174	18,201,305
Bruker Corp.	245,420	8,209,299
Charles River Laboratories International Inc.(a)(b)	113,434	15,261,410
IQVIA Holdings Inc.(b)	393,977	51,114,576
Mettler-Toledo International Inc.(a)(b)	59,735	36,377,420
PerkinElmer Inc.	263,987	25,678,015
PRA Health Sciences Inc.(b)	136,769	15,070,576
QIAGEN NV(a)(b)	532,010	20,152,539
Waters Corp.(a)(b)	184,773	35,971,608

		296,911,533
Machinery — 4.1%
AGCO Corp.	159,777	9,712,844
Allison Transmission Holdings Inc.	276,703	14,391,323
Colfax Corp.(b)	207,203	7,471,740
Crane Co.	119,940	11,796,099
Cummins Inc.	369,319	53,946,426
Donaldson Co. Inc.	311,741	18,162,031
Dover Corp.	349,704	30,959,295
Flowserve Corp.	313,977	17,171,402
Fortive Corp.(a)	707,705	59,588,761
Gardner Denver Holdings Inc.(a)(b)	255,456	7,239,623
Gates Industrial Corp. PLC(a)(b)	113,096	2,205,372
Graco Inc.	396,941	18,394,246
IDEX Corp.	183,945	27,713,154
Ingersoll-Rand PLC	591,650	60,525,795
ITT Inc.	209,676	12,844,752
Lincoln Electric Holdings Inc.	153,845	14,375,277
Middleby Corp. (The)(a)(b)	131,436	17,001,247
Nordson Corp.	138,925	19,296,682
Oshkosh Corp.	176,513	12,574,786
PACCAR Inc.	829,750	56,580,652
Parker-Hannifin Corp.	320,493	58,948,277

Security	Shares	Value
Machinery (continued)
Pentair PLC	377,939	$16,383,656
Snap-on Inc.	134,658	24,723,209
Stanley Black & Decker Inc.	373,632	54,714,670
Terex Corp.	163,156	6,511,556
Timken Co. (The)	164,544	8,202,518
Toro Co. (The)	246,142	14,761,136
Trinity Industries Inc.	352,894	12,930,036
WABCO Holdings Inc.(b)	128,556	15,161,895
Wabtec Corp./DE(a)	206,169	21,623,005
Welbilt Inc.(a)(b)	307,831	6,427,511
Xylem Inc./NY	430,169	34,357,598

		746,696,574
Marine — 0.1%
Kirby Corp.(b)	142,208	11,696,608

Media — 1.6%
AMC Networks Inc., Class A(b)	106,294	7,051,544
Cable One Inc.	10,234	9,042,865
CBS Corp., Class B, NVS	797,832	45,835,448
Discovery Inc., Class A(a)(b)	368,320	11,786,240
Discovery Inc., Class C, NVS(b)	828,202	24,498,215
DISH Network Corp., Class A(a)(b)	532,876	19,055,646
GCI Liberty Inc., Class A(b)	244,279	12,458,229
Interpublic Group of Companies Inc. (The)	921,918	21,084,265
John Wiley & Sons Inc., Class A	106,164	6,433,538
Liberty Broadband Corp., Class A(a)(b)	63,983	5,395,686
Liberty Broadband Corp., Class C, NVS(a)(b)	249,791	21,057,381
Liberty Media Corp.-Liberty SiriusXM, Class A(b)	202,214	8,784,176
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(b)	407,970	17,726,296
News Corp., Class A, NVS	908,030	11,976,916
News Corp., Class B	280,328	3,812,461
Omnicom Group Inc.	537,532	36,562,927
Sirius XM Holdings Inc.(a)	3,087,599	19,513,626
Tribune Media Co., Class A	210,214	8,078,524

		290,153,983
Metals & Mining — 1.2%
Alcoa Corp.(b)	448,460	18,117,784
Freeport-McMoRan Inc.	3,502,954	48,761,120
Newmont Mining Corp.	1,280,649	38,675,600
Nucor Corp.	769,914	48,851,043
Reliance Steel & Aluminum Co.	168,367	14,360,021
Royal Gold Inc.	156,349	12,048,254
Steel Dynamics Inc.	542,810	24,529,584
U.S. Steel Corp.	423,064	12,894,991

		218,238,397
Mortgage Real Estate Investment — 0.6%
AGNC Investment Corp.	1,152,220	21,465,859
Annaly Capital Management Inc.(a)	3,066,962	31,375,021
Chimera Investment Corp.(a)	446,951	8,103,222
MFA Financial Inc.	1,071,943	7,878,781
New Residential Investment Corp.	822,069	14,649,269
Starwood Property Trust Inc.(a)	629,591	13,548,798
Two Harbors Investment Corp.	589,133	8,795,756

		105,816,706
Multi-Utilities — 2.5%
Ameren Corp.	589,536	37,270,466
CenterPoint Energy Inc.	1,186,194	32,798,264
CMS Energy Corp.	676,150	33,131,350

58

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Multi-Utilities (continued)
Consolidated Edison Inc.	752,585	$57,339,451
DTE Energy Co.	437,620	47,757,471
MDU Resources Group Inc.	465,521	11,959,234
NiSource Inc.	870,145	21,684,013
Public Service Enterprise Group Inc.	1,219,073	64,354,864
SCANA Corp.	345,610	13,440,773
Sempra Energy	660,918	75,179,422
Vectren Corp.	199,698	14,276,410
WEC Energy Group Inc.	763,356	50,961,647

		460,153,365
Multiline Retail — 1.0%
Dollar General Corp.	649,173	70,954,609
Dollar Tree Inc.(b)	568,231	46,339,238
Kohl’s Corp.	400,902	29,887,244
Macy’s Inc.	734,124	25,496,127
Nordstrom Inc.	282,442	16,892,856

		189,570,074
Oil, Gas & Consumable Fuels — 4.5%
Antero Resources Corp.(a)(b)	579,142	10,256,605
Apache Corp.	917,839	43,753,385
Cabot Oil & Gas Corp.	1,051,716	23,684,644
Centennial Resource Development Inc./DE, Class A(a)(b)	439,140	9,595,209
Cheniere Energy Inc.(b)	557,236	38,722,330
Chesapeake Energy Corp.(a)(b)	2,157,609	9,687,664
Cimarex Energy Co.	225,686	20,975,257
CNX Resources Corp.(a)(b)	514,520	7,362,781
Concho Resources Inc.(a)(b)	469,730	71,751,257
Continental Resources Inc./OK(a)(b)	209,752	14,321,867
Devon Energy Corp.	1,227,217	49,015,047
Diamondback Energy Inc.	236,107	31,919,305
Energen Corp.(b)	209,728	18,072,262
EQT Corp.	635,831	28,122,805
Extraction Oil & Gas Inc.(a)(b)	265,355	2,995,858
Hess Corp.	641,680	45,931,454
HollyFrontier Corp.	388,855	27,180,965
Kosmos Energy Ltd.(a)(b)	580,661	5,429,180
Marathon Oil Corp.	2,060,493	47,968,277
Murphy Oil Corp.	393,661	13,124,658
Newfield Exploration Co.(b)	477,926	13,778,607
Noble Energy Inc.	1,152,425	35,944,136
ONEOK Inc.	989,787	67,097,661
Parsley Energy Inc., Class A(b)	638,154	18,666,005
PBF Energy Inc., Class A	289,630	14,455,433
QEP Resources Inc.(a)(b)	566,868	6,416,946
Range Resources Corp.(a)	505,985	8,596,685
SM Energy Co.(a)	263,714	8,314,902
Targa Resources Corp.	536,522	30,211,554
Whiting Petroleum Corp.(b)	215,183	11,413,306
Williams Companies Inc. (The)	2,934,527	79,789,789
WPX Energy Inc.(b)	952,523	19,164,763

		833,720,597
Paper & Forest Products — 0.0%
Domtar Corp.	148,648	7,754,966

Personal Products — 0.2%
Coty Inc., Class A	1,117,894	14,040,749
Herbalife Nutrition Ltd.(a)(b)	261,781	14,280,153

Security	Shares	Value
Personal Products (continued)
Nu Skin Enterprises Inc., Class A	134,368	$11,074,611

		39,395,513
Pharmaceuticals — 0.7%
Catalent Inc.(b)	351,199	15,997,114
Jazz Pharmaceuticals PLC(b)	141,044	23,713,728
Mylan NV(b)	1,242,395	45,471,657
Nektar Therapeutics(b)	374,817	22,848,844
Perrigo Co. PLC	310,180	21,960,744

		129,992,087
Professional Services — 1.5%
CoStar Group Inc.(b)	86,683	36,479,674
Dun & Bradstreet Corp. (The)	89,069	12,693,223
Equifax Inc.	289,709	37,827,304
IHS Markit Ltd.(b)	923,080	49,809,397
ManpowerGroup Inc.	157,502	13,538,872
Nielsen Holdings PLC	855,919	23,674,719
Robert Half International Inc.	288,621	20,313,146
TransUnion	441,547	32,489,028
Verisk Analytics Inc.(a)(b)	386,523	46,595,348

		273,420,711
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(b)	762,490	33,625,809
Howard Hughes Corp. (The)(a)(b)	92,592	11,501,778
Jones Lang LaSalle Inc.	108,807	15,703,026
Realogy Holdings Corp.(a)	304,545	6,285,809

		67,116,422
Road & Rail — 0.7%
AMERCO	16,776	5,983,160
Genesee & Wyoming Inc., Class A(a)(b)	142,814	12,994,646
JB Hunt Transport Services Inc.	209,004	24,858,936
Kansas City Southern	245,641	27,826,212
Knight-Swift Transportation Holdings Inc.	309,224	10,662,044
Landstar System Inc.	97,470	11,891,340
Old Dominion Freight Line Inc.	158,083	25,492,465
Ryder System Inc.	124,904	9,126,735
Schneider National Inc., Class B	113,880	2,844,722

		131,680,260
Semiconductors & Semiconductor Equipment — 3.1%
Advanced Micro Devices Inc.(a)(b)	2,193,189	67,747,608
Analog Devices Inc.	890,877	82,370,487
Cypress Semiconductor Corp.	861,698	12,486,004
First Solar Inc.(b)	196,668	9,522,665
KLA-Tencor Corp.	378,019	38,448,312
Lam Research Corp.	380,519	57,724,732
Marvell Technology Group Ltd.	1,311,128	25,304,770
Maxim Integrated Products Inc.	674,541	38,037,367
Microchip Technology Inc.(a)	556,675	43,927,224
MKS Instruments Inc.(a)	129,794	10,402,989
Monolithic Power Systems Inc.	97,593	12,250,849
ON Semiconductor Corp.(a)(b)	1,016,362	18,731,552
Qorvo Inc.(b)	303,175	23,311,126
Skyworks Solutions Inc.	431,481	39,139,642
Teradyne Inc.	448,814	16,597,142
Universal Display Corp.(a)	101,570	11,975,103
Versum Materials Inc.	260,787	9,390,940
Xilinx Inc.	616,187	49,399,712

		566,768,224

59

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Software — 5.2%
2U Inc.(a)(b)	134,369	$10,103,205
ANSYS Inc.(b)	199,991	37,334,320
Aspen Technology Inc.(a)(b)	171,454	19,530,325
Atlassian Corp. PLC, Class A(a)(b)	220,508	21,199,639
Autodesk Inc.(b)	529,092	82,596,552
CA Inc.	753,452	33,264,906
Cadence Design Systems Inc.(b)	670,402	30,382,619
CDK Global Inc.	312,358	19,541,116
Ceridian HCM Holding Inc.(b)	56,652	2,381,084
Citrix Systems Inc.(a)(b)	324,791	36,103,768
Dell Technologies Inc., Class V(b)	483,323	46,940,330
DocuSign Inc.(a)(b)	79,914	4,201,079
Fair Isaac Corp.(b)	68,836	15,732,468
FireEye Inc.(a)(b)	458,871	7,800,807
Fortinet Inc.(b)	333,935	30,812,182
Guidewire Software Inc.(a)(b)	191,607	19,354,223
LogMeIn Inc.	123,340	10,989,594
Manhattan Associates Inc.(b)	159,223	8,693,576
Nuance Communications Inc.(a)(b)	683,456	11,837,458
Nutanix Inc., Class A(a)(b)	255,391	10,910,304
Paycom Software Inc.(a)(b)	119,072	18,504,979
Pegasystems Inc.	90,270	5,650,902
Pluralsight Inc., Class A(a)(b)	57,569	1,842,208
Proofpoint Inc.(a)(b)	120,659	12,829,671
PTC Inc.(b)	281,899	29,934,855
RealPage Inc.(a)(b)	174,499	11,499,484
Red Hat Inc.(a)(b)	427,611	58,274,827
RingCentral Inc., Class A(a)(b)	163,605	15,223,445
ServiceNow Inc.(b)	422,400	82,634,112
Splunk Inc.(b)	350,643	42,396,245
SS&C Technologies Holdings Inc.(a)	499,358	28,378,515
Symantec Corp.	1,486,895	31,641,126
Synopsys Inc.(b)	355,115	35,017,890
Tableau Software Inc., Class A(a)(b)	168,640	18,843,834
Tyler Technologies Inc.(b)	90,955	22,289,432
Ultimate Software Group Inc. (The)(b)	73,458	23,667,433
Workday Inc., Class A(b)	349,659	51,043,221
Zendesk Inc.(b)	252,023	17,893,633

		967,275,367
Specialty Retail — 2.9%
Advance Auto Parts Inc.	170,247	28,657,677
AutoNation Inc.(a)(b)	133,085	5,529,682
AutoZone Inc.(b)	63,625	49,353,912
Best Buy Co. Inc.	585,521	46,466,947
Burlington Stores Inc.(b)	160,074	26,079,256
CarMax Inc.(b)	426,164	31,821,666
Dick’s Sporting Goods Inc.	185,779	6,591,439
Floor & Decor Holdings Inc., Class A(a)(b)	116,461	3,513,628
Foot Locker Inc.	281,863	14,369,376
Gap Inc. (The)	524,676	15,136,903
L Brands Inc.	556,958	16,875,827
Michaels Companies Inc. (The)(b)	260,922	4,234,764
O’Reilly Automotive Inc.(b)	190,870	66,292,968
Penske Automotive Group Inc.	82,405	3,905,173
Ross Stores Inc.	893,366	88,532,571
Tiffany & Co.	297,049	38,310,410
Tractor Supply Co.	292,902	26,618,934
Ulta Salon Cosmetics & Fragrance Inc.(b)	138,723	39,136,533
Urban Outfitters Inc.(a)(b)	177,161	7,245,885

Security	Shares	Value
Specialty Retail (continued)
Williams-Sonoma Inc.	199,241	$13,094,118

		531,767,669
Technology Hardware, Storage & Peripherals — 0.7%
NCR Corp.(a)(b)	283,092	8,042,644
NetApp Inc.	632,899	54,359,695
Pure Storage Inc., Class A(b)	394,552	10,238,624
Western Digital Corp.	719,933	42,144,878
Xerox Corp.	535,508	14,448,006

		129,233,847
Textiles, Apparel & Luxury Goods — 1.5%
Carter’s Inc.	110,950	10,939,670
Columbia Sportswear Co.	73,425	6,833,665
Hanesbrands Inc.	860,813	15,864,784
Lululemon Athletica Inc.(b)	235,510	38,268,020
Michael Kors Holdings Ltd.(b)	338,063	23,177,599
PVH Corp.	183,838	26,546,207
Ralph Lauren Corp.	131,854	18,136,518
Skechers U.S.A. Inc., Class A(b)	318,637	8,899,531
Tapestry Inc.	691,623	34,767,888
Under Armour Inc., Class A(a)(b)	445,705	9,457,860
Under Armour Inc., Class C, NVS(a)(b)	452,188	8,799,578
VF Corp.	780,990	72,983,516

		274,674,836
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,142,922	11,852,101
TFS Financial Corp.	125,637	1,885,811

		13,737,912
Trading Companies & Distributors — 1.0%
Air Lease Corp.	232,991	10,689,627
Fastenal Co.	696,199	40,393,466
HD Supply Holdings Inc.(b)	445,116	19,046,514
MSC Industrial Direct Co. Inc., Class A	106,820	9,411,910
United Rentals Inc.(b)	200,366	32,779,878
Univar Inc.(b)	274,340	8,411,264
Watsco Inc.	77,098	13,731,154
WESCO International Inc.(b)	112,372	6,905,259
WW Grainger Inc.	109,098	38,992,716

		180,361,788
Transportation Infrastructure — 0.0%
Macquarie Infrastructure Corp.	190,772	8,800,312

Water Utilities — 0.3%
American Water Works Co. Inc.	436,232	38,375,329
Aqua America Inc.	427,142	15,761,540

		54,136,869
Wireless Telecommunication Services — 0.1%
Sprint Corp.(a)(b)	1,602,739	10,481,913
Telephone & Data Systems Inc.	230,543	7,015,423
U.S. Cellular Corp.(a)(b)	35,160	1,574,465

		19,071,801

Total Common Stocks — 99.8%
(Cost: $13,373,423,897)		18,374,356,847

Short-Term Investments
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 2.24%(c)(d)(e)	752,382,089	752,607,804

60

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.97%(c)(d)	127,277,923	$127,277,923

		879,885,727

Total Short-Term Investments — 4.8%
(Cost: $879,713,275)		879,885,727

Total Investments in Securities — 104.6%
(Cost: $14,253,137,172)		19,254,242,574
Other Assets, Less Liabilities — (4.6)%		(844,687,585)

Net Assets — 100.0%		$18,409,554,989

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

61

Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 2.6%
BWX Technologies Inc.	302,585	$18,923,666
Curtiss-Wright Corp.	10,332	1,419,823
Harris Corp.	359,946	60,906,463
HEICO Corp.(a)	118,283	10,954,189
HEICO Corp., Class A	228,899	17,281,874
Hexcel Corp.	56,795	3,808,105
Huntington Ingalls Industries Inc.	110,732	28,356,250
Rockwell Collins Inc.	66,204	9,299,676
Spirit AeroSystems Holdings Inc., Class A(a)	322,398	29,554,225
Textron Inc.	126,348	9,030,092
TransDigm Group Inc.(b)	147,134	54,777,988

		244,312,351
Air Freight & Logistics — 1.3%
CH Robinson Worldwide Inc.	420,052	41,131,492
Expeditors International of Washington Inc.	529,630	38,943,694
XPO Logistics Inc.(a)(b)	379,210	43,294,405

		123,369,591
Auto Components — 0.8%
Aptiv PLC	697,259	58,500,030
Gentex Corp.	556,612	11,944,893
Lear Corp.	20,950	3,037,750
Visteon Corp.(a)(b)	56,204	5,221,352

		78,704,025
Automobiles — 0.1%
Thor Industries Inc.	126,683	10,603,367

Banks — 0.9%
BOK Financial Corp.	18,813	1,830,129
Comerica Inc.	29,959	2,702,302
East West Bancorp. Inc.	32,617	1,969,088
Pinnacle Financial Partners Inc.	97,533	5,866,610
Signature Bank/New York NY	103,756	11,915,339
SVB Financial Group(b)	123,111	38,266,592
Synovus Financial Corp.	27,532	1,260,690
Texas Capital Bancshares Inc.(a)(b)	94,884	7,842,163
Western Alliance Bancorp.(b)	178,382	10,148,152

		81,801,065
Beverages — 0.7%
Brown-Forman Corp., Class A	154,664	7,856,931
Brown-Forman Corp., Class B, NVS	858,887	43,416,738
Keurig Dr Pepper Inc.	541,888	12,555,545

		63,829,214
Biotechnology — 3.5%
Agios Pharmaceuticals Inc.(a)(b)	144,551	11,147,773
Alkermes PLC(b)	467,588	19,844,435
Alnylam Pharmaceuticals Inc.(b)	240,019	21,006,463
BioMarin Pharmaceutical Inc.(b)	535,760	51,952,647
Bluebird Bio Inc.(a)(b)	113,327	16,545,742
Exact Sciences Corp.(a)(b)	363,927	28,721,119
Exelixis Inc.(a)(b)	892,173	15,809,305
Incyte Corp.(b)	533,696	36,867,720
Ionis Pharmaceuticals Inc.(a)(b)	380,091	19,605,094
Neurocrine Biosciences Inc.(b)	270,590	33,269,040
Sage Therapeutics Inc.(b)	137,948	19,485,155
Sarepta Therapeutics Inc.(a)(b)	190,943	30,839,204
Seattle Genetics Inc.(a)(b)	325,423	25,096,622

Security	Shares	Value
Biotechnology (continued)
TESARO Inc.(a)(b)	116,801	$4,556,407

		334,746,726
Building Products — 1.1%
Allegion PLC	239,144	21,659,272
AO Smith Corp.	431,631	23,036,146
Armstrong World Industries Inc.(b)	135,645	9,440,892
Fortune Brands Home & Security Inc.	178,271	9,334,270
Lennox International Inc.	102,184	22,316,986
Masco Corp.	642,210	23,504,886

		109,292,452
Capital Markets — 4.6%
Ameriprise Financial Inc.	69,191	10,216,743
Cboe Global Markets Inc.	314,838	30,211,855
E*TRADE Financial Corp.(b)	179,909	9,425,433
Eaton Vance Corp., NVS	351,836	18,492,500
Evercore Inc., Class A	121,284	12,195,106
FactSet Research Systems Inc.	113,804	25,459,093
Interactive Brokers Group Inc., Class A(a)	204,451	11,308,185
Lazard Ltd., Class A	323,819	15,585,409
LPL Financial Holdings Inc.	265,754	17,143,791
MarketAxess Holdings Inc.	111,282	19,862,724
Moody’s Corp.	506,091	84,618,415
Morningstar Inc.	54,699	6,886,604
MSCI Inc.	263,929	46,823,644
Northern Trust Corp.	180,241	18,408,013
Raymond James Financial Inc.	116,982	10,768,193
SEI Investments Co.	405,142	24,754,176
T Rowe Price Group Inc.	666,728	72,793,363
Virtu Financial Inc., Class A	126,181	2,580,401

		437,533,648
Chemicals — 1.4%
Axalta Coating Systems Ltd.(a)(b)	259,013	7,552,819
Celanese Corp., Series A	261,400	29,799,600
Chemours Co. (The)	540,737	21,326,667
FMC Corp.	166,441	14,510,326
International Flavors & Fragrances Inc.	116,500	16,207,480
NewMarket Corp.	22,105	8,963,799
Platform Specialty Products Corp.(b)	334,279	4,168,459
RPM International Inc.	80,305	5,215,007
Scotts Miracle-Gro Co. (The)	59,575	4,690,340
Westlake Chemical Corp.	102,809	8,544,456
WR Grace & Co.	149,230	10,663,976

		131,642,929
Commercial Services & Supplies — 1.3%
Cintas Corp.	265,023	52,424,200
Copart Inc.(a)(b)	613,477	31,612,470
KAR Auction Services Inc.	382,600	22,837,394
Republic Services Inc.	43,062	3,128,885
Rollins Inc.	294,464	17,871,020

		127,873,969
Communications Equipment — 1.7%
Arista Networks Inc.(a)(b)	172,642	45,898,602
F5 Networks Inc.(b)	185,669	37,026,112
Motorola Solutions Inc.	55,462	7,217,825
Palo Alto Networks Inc.(a)(b)	272,006	61,272,072
Ubiquiti Networks Inc.(a)	57,956	5,729,530

		157,144,141

62

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Construction & Engineering — 0.0%
Quanta Services Inc.(a)(b)	131,461	$4,388,168

Construction Materials — 0.9%
Eagle Materials Inc.	123,968	10,567,032
Martin Marietta Materials Inc.(a)	175,033	31,847,255
Vulcan Materials Co.	375,094	41,710,453

		84,124,740
Consumer Finance — 0.8%
Credit Acceptance Corp.(a)(b)	31,229	13,680,488
Discover Financial Services	474,642	36,286,381
OneMain Holdings Inc.(b)	16,330	548,851
Santander Consumer USA Holdings Inc.	44,902	899,836
Synchrony Financial	786,276	24,437,458

		75,853,014
Containers & Packaging — 1.2%
Avery Dennison Corp.	266,411	28,865,632
Berry Global Group Inc.(b)	198,429	9,601,979
Crown Holdings Inc.(a)(b)	393,375	18,882,000
Graphic Packaging Holding Co.	158,399	2,219,170
International Paper Co.	141,048	6,932,509
Packaging Corp. of America	283,926	31,143,843
Sealed Air Corp.	262,112	10,523,797
Silgan Holdings Inc.	78,523	2,182,940

		110,351,870
Distributors — 0.3%
LKQ Corp.(b)	161,157	5,103,842
Pool Corp.	119,662	19,969,195

		25,073,037
Diversified Consumer Services — 0.8%
Bright Horizons Family Solutions Inc.(b)	145,964	17,200,398
Grand Canyon Education Inc.(b)	144,006	16,243,877
H&R Block Inc.	114,148	2,939,311
Service Corp. International/U.S.	246,423	10,891,896
ServiceMaster Global Holdings Inc.(b)	412,210	25,569,386

		72,844,868
Diversified Financial Services — 0.0%
Voya Financial Inc.(a)	32,724	1,625,401

Diversified Telecommunication Services — 0.2%
Zayo Group Holdings Inc.(b)	603,856	20,965,880

Electrical Equipment — 1.1%
AMETEK Inc.	132,542	10,486,723
Hubbell Inc.	111,683	14,917,499
Rockwell Automation Inc.	372,671	69,883,266
Sensata Technologies Holding PLC(a)(b)	278,726	13,810,873

		109,098,361
Electronic Equipment, Instruments & Components — 2.5%
Amphenol Corp., Class A	896,007	84,242,578
CDW Corp./DE	448,667	39,895,470
Cognex Corp.	502,211	28,033,418
Coherent Inc.(a)(b)	52,592	9,055,816
FLIR Systems Inc.	36,453	2,240,766
IPG Photonics Corp.(a)(b)	109,473	17,085,451
Littelfuse Inc.	60,376	11,947,807
National Instruments Corp.	270,925	13,093,805
Zebra Technologies Corp., Class A(b)	160,365	28,357,343

		233,952,454

Security	Shares	Value
Energy Equipment & Services — 0.0%
RPC Inc.	63,078	$976,447

Entertainment — 0.6%
Lions Gate Entertainment Corp., Class A	10,819	263,875
Lions Gate Entertainment Corp., Class B, NVS	21,129	492,306
Live Nation Entertainment Inc.(a)(b)	419,183	22,832,898
Madison Square Garden Co. (The), Class A(b)	5,548	1,749,395
Take-Two Interactive Software Inc.(b)	203,435	28,071,996

		53,410,470
Equity Real Estate Investment Trusts (REITs) — 1.7%
Alexandria Real Estate Equities Inc.(a)	25,754	3,239,596
Colony Capital Inc.	79,439	483,783
CoreSite Realty Corp.(a)	110,480	12,278,747
Equity LifeStyle Properties Inc.	257,079	24,795,270
Extra Space Storage Inc.	321,335	27,840,464
Gaming and Leisure Properties Inc.	218,618	7,706,284
Hudson Pacific Properties Inc.	57,105	1,868,476
Lamar Advertising Co., Class A	230,272	17,915,162
Life Storage Inc.	7,726	735,206
Omega Healthcare Investors Inc.(a)	48,984	1,605,206
SBA Communications Corp.(b)	345,784	55,543,284
Taubman Centers Inc.(a)	178,468	10,677,740

		164,689,218
Food & Staples Retailing — 0.1%
Sprouts Farmers Market Inc.(b)	380,957	10,442,031
U.S. Foods Holding Corp.(a)(b)	38,289	1,180,067

		11,622,098
Food Products — 1.0%
Campbell Soup Co.	372,868	13,658,155
Hershey Co. (The)	387,005	39,474,510
Kellogg Co.	377,283	26,417,356
McCormick & Co. Inc./MD, NVS	21,248	2,799,424
Post Holdings Inc.(a)(b)	114,130	11,189,305

		93,538,750
Health Care Equipment & Supplies — 5.9%
ABIOMED Inc.(b)	129,497	58,241,276
Align Technology Inc.(b)	240,635	94,141,225
Cantel Medical Corp.	111,175	10,234,771
Cooper Companies Inc. (The)(a)	23,174	6,422,674
DexCom Inc.(b)	265,234	37,939,071
Edwards Lifesciences Corp.(b)	637,583	111,003,200
Hill-Rom Holdings Inc.	129,618	12,235,939
ICU Medical Inc.(b)	47,579	13,452,962
IDEXX Laboratories Inc.(b)	260,628	65,068,387
Insulet Corp.(a)(b)	177,930	18,851,684
Integra LifeSciences Holdings Corp.(a)(b)	165,782	10,920,060
Masimo Corp.(b)	137,521	17,126,865
Penumbra Inc.(a)(b)	92,325	13,821,053
ResMed Inc.	426,760	49,222,498
Teleflex Inc.(a)	26,327	7,005,351
Varian Medical Systems Inc.(b)	277,084	31,014,012
West Pharmaceutical Services Inc.	51,178	6,318,948

		563,019,976
Health Care Providers & Services — 2.7%
AmerisourceBergen Corp.	477,614	44,045,563
Centene Corp.(b)	544,605	78,847,912
Chemed Corp.	46,805	14,957,942
DaVita Inc.(b)	205,191	14,697,831
Encompass Health Corp.	297,572	23,195,737

63

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Health Care Providers & Services (continued)
Envision Healthcare Corp.(a)(b)	70,801	$3,237,730
Henry Schein Inc.(a)(b)	67,923	5,775,493
Laboratory Corp. of America Holdings(b)	18,140	3,150,555
Molina Healthcare Inc.(a)(b)	158,233	23,529,247
Premier Inc., Class A(a)(b)	52,544	2,405,464
WellCare Health Plans Inc.(b)	140,730	45,102,558

		258,946,032
Health Care Technology — 0.9%
athenahealth Inc.(b)	121,562	16,240,683
Cerner Corp.(b)	430,549	27,731,661
Veeva Systems Inc., Class A(a)(b)	363,884	39,616,051

		83,588,395
Hotels, Restaurants & Leisure — 3.6%
Chipotle Mexican Grill Inc.(a)(b)	73,805	33,545,849
Choice Hotels International Inc.	104,408	8,697,186
Darden Restaurants Inc.	189,878	21,112,535
Domino’s Pizza Inc.	127,648	37,630,630
Dunkin’ Brands Group Inc.	252,034	18,579,946
Extended Stay America Inc.	345,331	6,986,046
Hilton Grand Vacations Inc.(b)	293,738	9,722,728
Hilton Worldwide Holdings Inc.	847,592	68,468,482
International Game Technology PLC	16,619	328,225
MGM Resorts International	132,633	3,701,787
Six Flags Entertainment Corp.	215,442	15,042,160
Vail Resorts Inc.	121,473	33,334,621
Wendy’s Co. (The)	566,368	9,707,548
Wyndham Destinations Inc.	298,895	12,960,087
Wyndham Hotels & Resorts Inc.(a)	297,982	16,558,860
Wynn Resorts Ltd.	312,157	39,662,668
Yum China Holdings Inc.	94,478	3,317,123

		339,356,481
Household Durables — 1.0%
DR Horton Inc.	614,766	25,930,830
Lennar Corp., Class A	468,021	21,851,900
Lennar Corp., Class B	25,945	998,882
NVR Inc.(b)	9,618	23,764,154
PulteGroup Inc.	248,489	6,155,073
Tempur Sealy International Inc.(a)(b)	139,582	7,383,888
Toll Brothers Inc.	216,056	7,136,330

		93,221,057
Household Products — 1.0%
Church & Dwight Co. Inc.	629,764	37,389,089
Clorox Co. (The)	338,817	50,961,465
Energizer Holdings Inc.	102,153	5,991,273
Spectrum Brands Holdings Inc.(a)	55,048	4,113,187

		98,455,014
Industrial Conglomerates — 0.2%
Roper Technologies Inc.	57,446	17,016,080

Insurance — 0.4%
Alleghany Corp.	5,094	3,323,988
Arch Capital Group Ltd.(a)(b)	185,535	5,530,798
Axis Capital Holdings Ltd.	27,254	1,572,828
Brown & Brown Inc.	39,433	1,166,034
Erie Indemnity Co., Class A, NVS	56,860	7,251,356
Everest Re Group Ltd.	48,909	11,174,239
Markel Corp.(b)	3,599	4,277,376
RenaissanceRe Holdings Ltd.	10,423	1,392,304

		35,688,923

Security	Shares	Value
Interactive Media & Services — 1.6%
IAC/InterActiveCorp.(b)	225,883	$48,953,364
Match Group Inc.(a)(b)	155,495	9,004,715
TripAdvisor Inc.(a)(b)	316,842	16,181,121
Twitter Inc.(a)(b)	2,148,675	61,151,291
Zillow Group Inc., Class A(a)(b)	121,981	5,391,560
Zillow Group Inc., Class C, NVS(a)(b)	267,605	11,841,521

		152,523,572
Internet & Direct Marketing Retail — 1.2%
Expedia Group Inc.	365,839	47,734,673
GrubHub Inc.(b)	274,119	37,998,376
Wayfair Inc., Class A(b)	173,975	25,690,888

		111,423,937
IT Services — 10.1%
Akamai Technologies Inc.(a)(b)	473,060	34,604,339
Alliance Data Systems Corp.(a)	146,027	34,485,736
Black Knight Inc.(b)	431,263	22,404,113
Booz Allen Hamilton Holding Corp.	402,144	19,958,407
Broadridge Financial Solutions Inc.	351,030	46,318,408
CoreLogic Inc./U.S.(b)	153,482	7,583,546
EPAM Systems Inc.(a)(b)	154,202	21,233,615
Euronet Worldwide Inc.(b)	74,596	7,476,011
Fidelity National Information Services Inc.	84,510	9,217,506
First Data Corp., Class A(b)	1,650,271	40,382,131
Fiserv Inc.(b)	1,229,936	101,322,128
FleetCor Technologies Inc.(b)	266,398	60,696,120
Gartner Inc.(a)(b)	268,387	42,539,340
Genpact Ltd.	156,848	4,801,117
Global Payments Inc.(a)	482,258	61,439,669
GoDaddy Inc., Class A(b)	485,963	40,524,455
Jack Henry & Associates Inc.	233,787	37,424,623
Okta Inc.(b)	258,948	18,219,581
Paychex Inc.	974,637	71,782,015
Sabre Corp.	622,186	16,226,611
Square Inc., Class A(b)	868,413	85,981,571
Switch Inc., Class A(a)	107,600	1,162,080
Teradata Corp.(a)(b)	252,963	9,539,235
Total System Services Inc.	546,357	53,947,290
Twilio Inc., Class A(a)(b)	216,406	18,671,510
VeriSign Inc.(b)	319,557	51,167,467
Western Union Co. (The)	373,017	7,109,704
WEX Inc.(b)	125,345	25,164,262
Worldpay Inc., Class A(b)	81,129	8,215,934

		959,598,524
Leisure Products — 0.5%
Brunswick Corp./DE	25,336	1,698,019
Hasbro Inc.	277,096	29,128,331
Mattel Inc.	229,152	3,597,686
Polaris Industries Inc.	178,448	18,014,326

		52,438,362
Life Sciences Tools & Services — 1.6%
Bio-Techne Corp.	112,327	22,927,064
Bruker Corp.(a)	122,208	4,087,858
Charles River Laboratories International Inc.(b)	102,187	13,748,239
Mettler-Toledo International Inc.(b)	75,528	45,995,041
PRA Health Sciences Inc.(b)	173,095	19,073,338
Waters Corp.(a)(b)	215,223	41,899,614

		147,731,154
Machinery — 4.0%
Allison Transmission Holdings Inc.	348,862	18,144,313

64

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Machinery (continued)
Cummins Inc.	167,540	$24,472,568
Donaldson Co. Inc.	369,102	21,503,882
Fortive Corp.(a)	818,708	68,935,214
Gardner Denver Holdings Inc.(b)	105,355	2,985,761
Graco Inc.	502,387	23,280,614
IDEX Corp.	218,847	32,971,489
Ingersoll-Rand PLC	401,732	41,097,184
Lincoln Electric Holdings Inc.	191,659	17,908,617
Middleby Corp. (The)(a)(b)	97,072	12,556,263
Nordson Corp.	164,516	22,851,272
Parker-Hannifin Corp.	71,990	13,241,121
Toro Co. (The)	313,749	18,815,527
WABCO Holdings Inc.(b)	160,789	18,963,455
Wabtec Corp./DE(a)	93,481	9,804,287
Welbilt Inc.(a)(b)	391,766	8,180,074
Xylem Inc./NY	305,119	24,369,854

		380,081,495
Media — 1.4%
AMC Networks Inc., Class A(a)(b)	133,434	8,852,012
Cable One Inc.	12,896	11,395,035
CBS Corp., Class B, NVS	1,000,511	57,479,357
Interpublic Group of Companies Inc. (The)	118,053	2,699,872
Omnicom Group Inc.	447,874	30,464,389
Sirius XM Holdings Inc.(a)	3,907,770	24,697,106

		135,587,771
Metals & Mining — 0.1%
Royal Gold Inc.	80,859	6,230,995
Steel Dynamics Inc.	104,296	4,713,136

		10,944,131
Multiline Retail — 1.3%
Dollar General Corp.	816,598	89,254,161
Dollar Tree Inc.(b)	120,474	9,824,655
Nordstrom Inc.	357,989	21,411,322

		120,490,138
Oil, Gas & Consumable Fuels — 1.7%
Antero Resources Corp.(a)(b)	387,520	6,862,979
Apache Corp.	72,556	3,458,745
Cabot Oil & Gas Corp.	975,956	21,978,529
Cheniere Energy Inc.(b)	485,626	33,746,151
Cimarex Energy Co.	35,736	3,321,304
Concho Resources Inc.(a)(b)	76,463	11,679,723
Continental Resources Inc./OK(a)(b)	126,914	8,665,688
Diamondback Energy Inc.	77,577	10,487,635
Kosmos Energy Ltd.(a)(b)	138,028	1,290,562
Newfield Exploration Co.(b)	218,399	6,296,443
ONEOK Inc.	513,994	34,843,653
Parsley Energy Inc., Class A(a)(b)	557,618	16,310,326

		158,941,738
Personal Products — 0.1%
Herbalife Nutrition Ltd.(a)(b)	59,318	3,235,797
Nu Skin Enterprises Inc., Class A	51,003	4,203,667

		7,439,464
Pharmaceuticals — 0.6%
Catalent Inc.(b)	101,029	4,601,871
Jazz Pharmaceuticals PLC(b)	164,066	27,584,417
Nektar Therapeutics(a)(b)	474,395	28,919,119

		61,105,407

Security	Shares	Value
Professional Services — 2.0%
CoStar Group Inc.(b)	108,546	$45,680,498
Dun & Bradstreet Corp. (The)	49,025	6,986,553
Equifax Inc.	99,031	12,930,478
Robert Half International Inc.	365,481	25,722,553
TransUnion	559,350	41,156,973
Verisk Analytics Inc.(b)	486,964	58,703,510

		191,180,565
Real Estate Management & Development — 0.3%
CBRE Group Inc., Class A(b)	464,353	20,477,968
Howard Hughes Corp. (The)(b)	47,569	5,909,021

		26,386,989
Road & Rail — 0.9%
Genesee & Wyoming Inc., Class A(a)(b)	38,199	3,475,727
JB Hunt Transport Services Inc.	264,577	31,468,788
Landstar System Inc.	124,470	15,185,340
Old Dominion Freight Line Inc.	200,069	32,263,127
Schneider National Inc., Class B	23,444	585,631

		82,978,613
Semiconductors & Semiconductor Equipment — 5.5%
Advanced Micro Devices Inc.(a)(b)	2,757,782	85,187,886
Analog Devices Inc.	177,798	16,439,203
Cypress Semiconductor Corp.	744,022	10,780,879
KLA-Tencor Corp.	473,538	48,163,550
Lam Research Corp.	478,314	72,560,234
Marvell Technology Group Ltd.	445,782	8,603,593
Maxim Integrated Products Inc.	844,845	47,640,810
Microchip Technology Inc.(a)	698,366	55,108,061
MKS Instruments Inc.	164,790	13,207,918
Monolithic Power Systems Inc.	124,062	15,573,503
ON Semiconductor Corp.(a)(b)	1,286,331	23,707,080
Skyworks Solutions Inc.	383,040	34,745,558
Teradyne Inc.	92,152	3,407,781
Universal Display Corp.(a)	128,491	15,149,089
Versum Materials Inc.	327,422	11,790,466
Xilinx Inc.	773,302	61,995,621

		524,061,232
Software — 10.5%
2U Inc.(a)(b)	167,034	12,559,286
ANSYS Inc.(b)	252,876	47,206,892
Aspen Technology Inc.(b)	205,511	23,409,758
Atlassian Corp. PLC, Class A(a)(b)	277,855	26,712,980
Autodesk Inc.(b)	559,418	87,330,744
Cadence Design Systems Inc.(b)	845,501	38,318,105
CDK Global Inc.	394,177	24,659,713
Ceridian HCM Holding Inc.(a)(b)	71,117	2,989,047
Citrix Systems Inc.(b)	411,149	45,703,323
Dell Technologies Inc., Class V(b)	43,345	4,209,666
DocuSign Inc.(a)(b)	100,789	5,298,478
Fair Isaac Corp.(b)	87,287	19,949,444
FireEye Inc.(b)	388,210	6,599,570
Fortinet Inc.(b)	422,451	38,979,554
Guidewire Software Inc.(a)(b)	243,178	24,563,410
LogMeIn Inc.	104,033	9,269,340
Manhattan Associates Inc.(b)	196,491	10,728,409
Nutanix Inc., Class A(a)(b)	324,045	13,843,202
Paycom Software Inc.(a)(b)	150,031	23,316,318
Pegasystems Inc.	113,327	7,094,270
Pluralsight Inc., Class A(a)(b)	58,721	1,879,072
Proofpoint Inc.(a)(b)	153,008	16,269,341

65

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Growth ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Software (continued)
PTC Inc.(b)	353,631	$37,552,076
RealPage Inc.(a)(b)	217,677	14,344,914
Red Hat Inc.(a)(b)	537,607	73,265,082
RingCentral Inc., Class A(a)(b)	205,406	19,113,028
ServiceNow Inc.(a)(b)	531,812	104,038,382
Splunk Inc.(b)	439,708	53,165,094
SS&C Technologies Holdings Inc.	581,851	33,066,592
Synopsys Inc.(b)	42,260	4,167,259
Tableau Software Inc., Class A(b)	212,638	23,760,170
Tyler Technologies Inc.(b)	114,349	28,022,366
Ultimate Software Group Inc. (The)(a)(b)	92,473	29,793,876
Workday Inc., Class A(b)	440,788	64,346,232
Zendesk Inc.(b)	316,836	22,495,356

		998,020,349
Specialty Retail — 4.7%
Advance Auto Parts Inc.	64,964	10,935,390
AutoZone Inc.(b)	69,874	54,201,262
Best Buy Co. Inc.	188,318	14,944,917
Burlington Stores Inc.(a)(b)	202,565	33,001,890
CarMax Inc.(a)(b)	326,057	24,346,676
Floor & Decor Holdings Inc., Class A(a)(b)	146,874	4,431,189
Gap Inc. (The)	40,838	1,178,176
L Brands Inc.	132,267	4,007,690
Michaels Companies Inc. (The)(a)(b)	51,445	834,952
O’Reilly Automotive Inc.(b)	239,944	83,337,350
Ross Stores Inc.	1,124,949	111,482,446
Tiffany & Co.	65,241	8,414,132
Tractor Supply Co.	370,615	33,681,491
Ulta Salon Cosmetics & Fragrance Inc.(a)(b)	173,801	49,032,738
Urban Outfitters Inc.(a)(b)	223,065	9,123,359
Williams-Sonoma Inc.	56,777	3,731,384

		446,685,042
Technology Hardware, Storage & Peripherals — 0.9%
NCR Corp.(a)(b)	291,108	8,270,378
NetApp Inc.	795,560	68,330,648
Pure Storage Inc., Class A(b)	495,811	12,866,296

		89,467,322
Textiles, Apparel & Luxury Goods — 2.1%
Carter’s Inc.	138,924	13,697,906
Columbia Sportswear Co.	11,430	1,063,790
Hanesbrands Inc.	1,089,489	20,079,282
Lululemon Athletica Inc.(b)	297,403	48,325,013
Michael Kors Holdings Ltd.(b)	229,741	15,751,043
Skechers U.S.A. Inc., Class A(b)	188,806	5,273,352
Tapestry Inc.	170,982	8,595,265
Under Armour Inc., Class A(a)(b)	424,884	9,016,039
Under Armour Inc., Class C, NVS(a)(b)	435,797	8,480,610
VF Corp.	756,467	70,691,841

		200,974,141
Trading Companies & Distributors — 1.8%
Air Lease Corp.	21,933	1,006,286
Fastenal Co.	872,342	50,613,283
HD Supply Holdings Inc.(b)	167,773	7,179,007
MSC Industrial Direct Co. Inc., Class A	60,769	5,354,356
United Rentals Inc.(a)(b)	250,439	40,971,820
Univar Inc.(a)(b)	52,074	1,596,589
Watsco Inc.	78,111	13,911,569

Security	Shares	Value
Trading Companies & Distributors (continued)
WW Grainger Inc.	138,134	$49,370,473

		170,003,383

Total Common Stocks — 99.8%
(Cost: $7,072,900,098)		9,480,723,541

Short-Term Investments

Money Market Funds — 7.0%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 2.24%(c)(d)(e)	618,607,947	618,793,529
BlackRock Cash Funds: Treasury, SL Agency
Shares, 1.97%(c)(d)	41,735,117	41,735,117

		660,528,646

Total Short-Term Investments — 7.0%
(Cost: $660,405,742)		660,528,646

Total Investments in Securities — 106.8%
(Cost: $7,733,305,840)		10,141,252,187
Other Assets, Less Liabilities — (6.8)%		(644,873,091)

Net Assets — 100.0%		$9,496,379,096

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

66

Schedule of Investments (unaudited)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Common Stocks

Aerospace & Defense — 1.8%
Arconic Inc.	1,089,208	$23,973,468
Curtiss-Wright Corp.	101,314	13,922,570
Hexcel Corp.	171,786	11,518,251
Huntington Ingalls Industries Inc.	15,695	4,019,176
L3 Technologies Inc.	196,297	41,736,668
Rockwell Collins Inc.	356,002	50,007,601
Teledyne Technologies Inc.(a)	88,286	21,778,391
Textron Inc.	519,792	37,149,534

		204,105,659
Airlines — 1.2%
Alaska Air Group Inc.	302,546	20,833,317
American Airlines Group Inc.	1,036,835	42,852,390
Copa Holdings SA, Class A, NVS	78,096	6,235,185
JetBlue Airways Corp.(a)	779,383	15,088,855
United Continental Holdings Inc.(a)	613,444	54,633,323

		139,643,070
Auto Components — 0.7%
Adient PLC	233,885	9,194,019
Aptiv PLC	87,378	7,331,014
BorgWarner Inc.	526,816	22,537,189
Gentex Corp.	220,236	4,726,265
Goodyear Tire & Rubber Co. (The)	591,632	13,838,272
Lear Corp.	146,924	21,303,980
Visteon Corp.(a)(b)	27,169	2,524,000

		81,454,739
Automobiles — 0.2%
Harley-Davidson Inc.	416,595	18,871,753
Thor Industries Inc.	21,850	1,828,845

		20,700,598
Banks — 6.9%
Associated Banc-Corp.	422,825	10,993,450
Bank of Hawaii Corp.	104,222	8,224,158
Bank OZK(b)	306,601	11,638,574
BankUnited Inc.	259,972	9,203,009
BOK Financial Corp.(b)	67,060	6,523,597
CIT Group Inc.	284,076	14,661,162
Citizens Financial Group Inc.	1,193,892	46,048,414
Comerica Inc.	405,154	36,544,891
Commerce Bancshares Inc.	237,226	15,661,660
Cullen/Frost Bankers Inc.	142,879	14,922,283
East West Bancorp. Inc.	334,007	20,164,002
F.N.B. Corp.	807,088	10,266,159
Fifth Third Bancorp.	1,675,229	46,772,394
First Citizens BancShares Inc./NC, Class A	19,763	8,938,410
First Hawaiian Inc.	266,589	7,240,557
First Horizon National Corp.	809,830	13,977,666
First Republic Bank/CA(b)	402,668	38,656,128
Huntington Bancshares Inc./OH	2,747,451	40,991,969
KeyCorp	2,649,879	52,706,093
M&T Bank Corp.	363,544	59,817,530
PacWest Bancorp.	308,258	14,688,494
People’s United Financial Inc.	865,112	14,810,717
Pinnacle Financial Partners Inc.	106,406	6,400,321
Popular Inc.	251,851	12,907,364
Prosperity Bancshares Inc.	166,299	11,532,836
Regions Financial Corp.	2,763,962	50,718,703
Signature Bank/New York NY	50,453	5,794,022

Security	Shares	Value
Banks (continued)
Sterling Bancorp./DE	557,160	$12,257,520
SunTrust Banks Inc.	1,165,097	77,816,829
SVB Financial Group(a)	31,017	9,641,014
Synovus Financial Corp.	270,227	12,373,694
TCF Financial Corp.	411,991	9,809,506
Texas Capital Bancshares Inc.(a)(b)	45,259	3,740,656
Umpqua Holdings Corp.	547,964	11,397,651
Webster Financial Corp.	228,509	13,472,891
Western Alliance Bancorp.(a)	97,517	5,547,742
Wintrust Financial Corp.	139,518	11,850,659
Zions BanCorp.	481,567	24,150,585

		782,863,310
Beverages — 0.2%
Molson Coors Brewing Co., Class B	436,458	26,842,167

Biotechnology — 0.2%
Agios Pharmaceuticals Inc.(a)(b)	7,201	555,341
Alnylam Pharmaceuticals Inc.(a)(b)	25,658	2,245,588
Bluebird Bio Inc.(a)(b)	43,093	6,291,578
United Therapeutics Corp.(a)	107,355	13,728,558

		22,821,065
Building Products — 0.4%
Allegion PLC	40,805	3,695,709
Fortune Brands Home & Security Inc.	208,344	10,908,892
Lennox International Inc.	5,624	1,228,281
Masco Corp.	245,384	8,981,054
Owens Corning	274,158	14,878,555
USG Corp.(a)	203,732	8,823,633

		48,516,124
Capital Markets — 2.2%
Affiliated Managers Group Inc.	133,685	18,277,413
Ameriprise Financial Inc.	297,940	43,993,820
BGC Partners Inc., Class A	678,034	8,014,362
Cboe Global Markets Inc.	20,400	1,957,584
E*TRADE Financial Corp.(a)	505,343	26,474,920
Franklin Resources Inc.	775,544	23,584,293
Interactive Brokers Group Inc., Class A	15,792	873,456
Invesco Ltd.	1,016,936	23,267,496
Lazard Ltd., Class A	25,073	1,206,763
Legg Mason Inc.	209,281	6,535,846
Nasdaq Inc.	290,003	24,882,257
Northern Trust Corp.	380,001	38,809,502
Raymond James Financial Inc.	233,197	21,465,784
T Rowe Price Group Inc.	41,318	4,511,099

		243,854,595
Chemicals — 2.4%
Albemarle Corp.	270,790	27,019,426
Ashland Global Holdings Inc.	155,801	13,065,472
Axalta Coating Systems Ltd.(a)	316,126	9,218,234
Cabot Corp.	151,589	9,507,662
Celanese Corp., Series A	124,253	14,164,842
CF Industries Holdings Inc.	585,735	31,887,414
Eastman Chemical Co.	354,077	33,892,251
FMC Corp.	198,944	17,343,938
Huntsman Corp.	545,481	14,853,448
International Flavors & Fragrances Inc.	130,976	18,221,381
Mosaic Co. (The)	882,609	28,667,140
NewMarket Corp.	1,075	435,923
Olin Corp.	417,124	10,711,744

67

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Chemicals (continued)
Platform Specialty Products Corp.(a)(b)	277,451	$3,459,814
RPM International Inc.	261,484	16,980,771
Scotts Miracle-Gro Co. (The)	51,032	4,017,749
Valvoline Inc.	478,633	10,295,396
Westlake Chemical Corp.	7,018	583,266
WR Grace & Co.	42,500	3,037,050

		267,362,921
Commercial Services & Supplies — 0.6%
ADT Inc.(b)	263,840	2,477,458
Clean Harbors Inc.(a)	128,671	9,210,270
KAR Auction Services Inc.	21,557	1,286,737
Republic Services Inc.	515,824	37,479,772
Stericycle Inc.(a)	207,174	12,156,970

		62,611,207
Communications Equipment — 0.9%
ARRIS International PLC(a)	426,231	11,077,744
CommScope Holding Co. Inc.(a)	474,800	14,604,848
EchoStar Corp., Class A(a)	119,467	5,539,685
Juniper Networks Inc.	855,857	25,650,034
Motorola Solutions Inc.	360,542	46,920,936

		103,793,247
Construction & Engineering — 0.7%
AECOM(a)(b)	399,110	13,034,933
Fluor Corp.	350,590	20,369,279
Jacobs Engineering Group Inc.	320,867	24,546,325
Quanta Services Inc.(a)(b)	265,356	8,857,583
Valmont Industries Inc.	55,166	7,640,491

		74,448,611
Construction Materials — 0.1%
Eagle Materials Inc.	14,295	1,218,506
Martin Marietta Materials Inc.	13,028	2,370,444
Vulcan Materials Co.	19,179	2,132,705

		5,721,655
Consumer Finance — 1.2%
Ally Financial Inc.	1,061,606	28,079,479
Credit Acceptance Corp.(a)	2,541	1,113,136
Discover Financial Services	465,414	35,580,900
Navient Corp.	653,540	8,809,719
OneMain Holdings Inc.(a)	177,390	5,962,078
Santander Consumer USA Holdings Inc.	251,601	5,042,084
SLM Corp.(a)	1,087,841	12,129,427
Synchrony Financial	1,213,935	37,729,100

		134,445,923
Containers & Packaging — 1.7%
AptarGroup Inc.	156,754	16,888,676
Ardagh Group SA	46,151	770,260
Ball Corp.	849,742	37,380,151
Bemis Co. Inc.	226,330	10,999,638
Berry Global Group Inc.(a)(b)	164,313	7,951,106
Graphic Packaging Holding Co.	641,839	8,992,164
International Paper Co.	909,579	44,705,808
Owens-Illinois Inc.(a)(b)	404,359	7,597,906
Sealed Air Corp.	180,697	7,254,984
Silgan Holdings Inc.	128,205	3,564,099
Sonoco Products Co.	245,816	13,642,788
WestRock Co.	638,045	34,097,125

		193,844,705

Security	Shares	Value
Distributors — 0.5%
Genuine Parts Co.	358,940	$35,678,636
LKQ Corp.(a)	662,633	20,985,587

		56,664,223
Diversified Consumer Services — 0.3%
Bright Horizons Family Solutions Inc.(a)	22,170	2,612,513
Graham Holdings Co., Class B	10,354	5,998,072
H&R Block Inc.	419,626	10,805,369
Service Corp. International/U.S.	234,075	10,346,115

		29,762,069
Diversified Financial Services — 0.4%
AXA Equitable Holdings Inc.	344,188	7,382,833
Jefferies Financial Group Inc.	753,593	16,548,902
Voya Financial Inc.(b)	374,169	18,584,974

		42,516,709
Diversified Telecommunication Services — 0.5%
CenturyLink Inc.	2,398,341	50,844,829

Electric Utilities — 4.2%
Alliant Energy Corp.	582,785	24,809,157
Avangrid Inc.	140,268	6,723,045
Edison International	797,000	53,940,960
Entergy Corp.	453,909	36,825,637
Evergy Inc.	679,791	37,334,122
Eversource Energy	794,149	48,792,515
FirstEnergy Corp.	1,219,209	45,317,999
Hawaiian Electric Industries Inc.	270,607	9,630,903
OGE Energy Corp.	498,780	18,115,690
PG&E Corp.	1,296,786	59,665,124
Pinnacle West Capital Corp.	279,321	22,116,637
PPL Corp.	1,756,985	51,409,381
Xcel Energy Inc.	1,276,012	60,240,526

		474,921,696
Electrical Equipment — 0.8%
Acuity Brands Inc.	100,061	15,729,589
AMETEK Inc.	463,033	36,635,171
GrafTech International Ltd.(b)	151,999	2,965,500
Hubbell Inc.	44,140	5,895,780
nVent Electric PLC	402,216	10,924,187
Regal Beloit Corp.	109,375	9,017,969
Sensata Technologies Holding PLC(a)(b)	192,567	9,541,695

		90,709,891
Electronic Equipment, Instruments & Components — 1.8%
Arrow Electronics Inc.(a)(b)	219,582	16,187,585
Avnet Inc.	292,848	13,110,805
Coherent Inc.(a)(b)	17,506	3,014,358
Corning Inc.	2,000,569	70,620,086
Dolby Laboratories Inc., Class A	156,281	10,934,982
FLIR Systems Inc.	305,812	18,798,264
Jabil Inc.	410,819	11,124,978
Keysight Technologies Inc.(a)	470,259	31,168,766
Littelfuse Inc.	10,173	2,013,135
National Instruments Corp.	51,925	2,509,535
Trimble Inc.(a)	627,076	27,252,723

		206,735,217
Energy Equipment & Services — 0.9%
Apergy Corp.(a)(b)	193,986	8,450,030
Helmerich & Payne Inc.	265,096	18,230,652
Nabors Industries Ltd.	852,554	5,251,733
National Oilwell Varco Inc.	958,222	41,280,204

68

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Energy Equipment & Services (continued)
Patterson-UTI Energy Inc.	546,535	$9,351,214
RPC Inc.	89,920	1,391,962
Transocean Ltd.(a)(b)	1,072,315	14,958,794
Weatherford International PLC(a)(b)	2,489,629	6,746,894

		105,661,483
Entertainment — 0.9%
Cinemark Holdings Inc.	267,688	10,761,058
Liberty Media Corp.-Liberty Formula One, Class A(a)(b)	62,086	2,209,020
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	493,438	18,350,959
Lions Gate Entertainment Corp., Class A	114,030	2,781,192
Lions Gate Entertainment Corp., Class B, NVS	232,890	5,426,337
Madison Square Garden Co. (The), Class A(a)	41,483	13,080,419
Take-Two Interactive Software Inc.(a)	114,952	15,862,226
Viacom Inc., Class A	24,496	895,329
Viacom Inc., Class B, NVS	887,761	29,970,811
Zynga Inc., Class A(a)	1,912,477	7,669,033

		107,006,384
Equity Real Estate Investment Trusts (REITs) — 12.3%
Alexandria Real Estate Equities Inc.(b)	241,696	30,402,940
American Campus Communities Inc.	340,546	14,016,873
American Homes 4 Rent, Class A	646,395	14,149,587
Apartment Investment & Management Co., Class A	390,355	17,226,366
Apple Hospitality REIT Inc.	541,519	9,471,167
AvalonBay Communities Inc.(b)	346,262	62,725,361
Boston Properties Inc.(b)	387,384	47,683,097
Brandywine Realty Trust	438,994	6,900,986
Brixmor Property Group Inc.	754,124	13,204,711
Brookfield Property REIT Inc., Class A	390,006	8,162,826
Camden Property Trust	223,619	20,924,030
Colony Capital Inc.	1,148,878	6,996,667
Columbia Property Trust Inc.	295,737	6,991,223
Corporate Office Properties Trust(b)	254,521	7,592,361
CubeSmart(b)	465,130	13,270,159
CyrusOne Inc.	259,284	16,438,606
DDR Corp.(b)	382,623	5,123,322
Digital Realty Trust Inc.(b)	515,568	57,991,089
Douglas Emmett Inc.	399,099	15,054,014
Duke Realty Corp.	892,626	25,323,800
Empire State Realty Trust Inc., Class A	350,673	5,824,678
EPR Properties(b)	184,294	12,607,553
Equity Commonwealth(a)(b)	293,515	9,418,896
Equity Residential	900,146	59,643,674
Essex Property Trust Inc.	164,915	40,686,180
Extra Space Storage Inc.(b)	40,566	3,514,638
Federal Realty Investment Trust	182,236	23,047,387
Forest City Realty Trust Inc., Class A	532,274	13,354,755
Gaming and Leisure Properties Inc.	322,581	11,370,980
HCP Inc.	1,181,888	31,107,292
Healthcare Trust of America Inc., Class A(b)	518,348	13,824,341
Highwoods Properties Inc.	257,489	12,168,930
Hospitality Properties Trust(b)	406,822	11,732,746
Host Hotels & Resorts Inc.	1,837,289	38,766,798
Hudson Pacific Properties Inc.	337,946	11,057,593
Invitation Homes Inc.(b)	747,285	17,120,299
Iron Mountain Inc.(b)	710,318	24,520,177
JBG SMITH Properties	262,446	9,665,886
Kilroy Realty Corp.	242,461	17,382,029

Security	Shares	Value
Equity Real Estate Investment Trusts (REITs) (continued)
Kimco Realty Corp.(b)	1,016,294	$17,012,762
Lamar Advertising Co., Class A	19,389	1,508,464
Liberty Property Trust	368,766	15,580,363
Life Storage Inc.(b)	108,142	10,290,793
Macerich Co. (The)	340,155	18,807,170
Medical Properties Trust Inc.	907,166	13,525,845
Mid-America Apartment Communities Inc.	285,090	28,560,316
National Retail Properties Inc.	392,017	17,570,202
Omega Healthcare Investors Inc.(b)	449,162	14,719,039
Outfront Media Inc.	346,422	6,911,119
Paramount Group Inc.	518,266	7,820,634
Park Hotels & Resorts Inc.(b)	502,194	16,482,007
Rayonier Inc.(b)	322,432	10,901,426
Realty Income Corp.(b)	727,640	41,395,440
Regency Centers Corp.	382,141	24,713,058
Retail Properties of America Inc., Class A(b)	547,732	6,676,853
Retail Value Inc.(a)	38,213	1,249,183
Senior Housing Properties Trust	587,885	10,323,261
SL Green Realty Corp.(b)	207,605	20,247,716
Spirit Realty Capital Inc.(b)	1,069,561	8,620,662
STORE Capital Corp.	464,297	12,902,814
Sun Communities Inc.	208,844	21,206,020
UDR Inc.	667,421	26,983,831
Uniti Group Inc.(a)	412,167	8,305,165
Ventas Inc.	892,827	48,551,932
VEREIT Inc.	2,424,997	17,605,478
VICI Properties Inc.	930,427	20,115,832
Vornado Realty Trust	433,080	31,614,840
Weingarten Realty Investors	298,548	8,884,788
Welltower Inc.(b)	933,652	60,052,497
Weyerhaeuser Co.	1,899,475	61,296,058
WP Carey Inc.(b)	263,056	16,917,131

		1,393,816,716
Food & Staples Retailing — 0.8%
Casey’s General Stores Inc.	91,162	11,769,926
Kroger Co. (The)	1,990,037	57,929,977
U.S. Foods Holding Corp.(a)	506,740	15,617,727

		85,317,630
Food Products — 3.4%
Archer-Daniels-Midland Co.	1,400,819	70,419,171
Bunge Ltd.	354,354	24,347,663
Campbell Soup Co.	137,408	5,033,255
Conagra Brands Inc.	981,850	33,353,445
Flowers Foods Inc.	448,297	8,365,222
Hain Celestial Group Inc. (The)(a)(b)	238,229	6,460,770
Hershey Co. (The)	31,618	3,225,036
Hormel Foods Corp.	683,306	26,922,256
Ingredion Inc.	177,500	18,630,400
JM Smucker Co. (The)	276,670	28,389,109
Kellogg Co.	310,654	21,751,993
Lamb Weston Holdings Inc.	366,506	24,409,300
McCormick & Co. Inc./MD, NVS	287,363	37,860,075
Pilgrim’s Pride Corp.(a)(b)	132,302	2,393,343
Pinnacle Foods Inc.	296,233	19,198,861
Post Holdings Inc.(a)(b)	69,092	6,773,780
Seaboard Corp.	635	2,355,875
TreeHouse Foods Inc.(a)(b)	136,114	6,513,055
Tyson Foods Inc., Class A	729,392	43,420,706

		389,823,315

69

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Gas Utilities — 0.5%
Atmos Energy Corp.	272,274	$25,569,251
National Fuel Gas Co.	203,014	11,380,965
UGI Corp.	432,078	23,971,688

		60,921,904
Health Care Equipment & Supplies — 1.9%
Cooper Companies Inc. (The)(b)	102,289	28,349,396
DENTSPLY SIRONA Inc.	548,725	20,708,882
Hill-Rom Holdings Inc.	58,016	5,476,710
Hologic Inc.(a)	682,273	27,959,548
Integra LifeSciences Holdings Corp.(a)	40,903	2,694,281
STERIS PLC	210,641	24,097,330
Teleflex Inc.	92,769	24,684,903
West Pharmaceutical Services Inc.	140,570	17,356,178
Zimmer Biomet Holdings Inc.	510,741	67,147,119

		218,474,347
Health Care Providers & Services — 2.1%
Acadia Healthcare Co. Inc.(a)(b)	216,284	7,613,197
Cardinal Health Inc.	779,488	42,092,352
Centene Corp.(a)	58,851	8,520,448
DaVita Inc.(a)	156,158	11,185,597
Envision Healthcare Corp.(a)	241,045	11,022,988
Henry Schein Inc.(a)(b)	328,821	27,959,649
Laboratory Corp. of America Holdings(a)	240,788	41,820,060
MEDNAX Inc.(a)(b)	231,064	10,781,446
Molina Healthcare Inc.(a)	23,787	3,537,127
Premier Inc., Class A(a)(b)	87,751	4,017,241
Quest Diagnostics Inc.	340,568	36,750,693
Universal Health Services Inc., Class B	209,675	26,804,852
WellCare Health Plans Inc.(a)	8,257	2,646,286

		234,751,936
Health Care Technology — 0.3%
Cerner Corp.(a)	440,772	28,390,124

Hotels, Restaurants & Leisure — 2.0%
Aramark	614,574	26,438,973
Caesars Entertainment Corp.(a)(b)	1,485,051	15,221,773
Darden Restaurants Inc.	153,653	17,084,677
Extended Stay America Inc.	189,159	3,826,687
Hyatt Hotels Corp., Class A	106,639	8,487,398
International Game Technology PLC	232,568	4,593,218
MGM Resorts International	1,147,549	32,028,093
Norwegian Cruise Line Holdings Ltd.(a)	507,481	29,144,634
Royal Caribbean Cruises Ltd.	417,551	54,256,577
Yum China Holdings Inc.	852,276	29,923,410

		221,005,440
Household Durables — 1.3%
DR Horton Inc.	356,090	15,019,876
Garmin Ltd.	284,757	19,947,228
Leggett & Platt Inc.	327,589	14,345,122
Lennar Corp., Class A	334,161	15,601,977
Lennar Corp., Class B	18,105	697,042
Mohawk Industries Inc.(a)	156,028	27,359,510
Newell Brands Inc.	1,101,709	22,364,693
PulteGroup Inc.	442,257	10,954,706
Toll Brothers Inc.	173,242	5,722,183
Whirlpool Corp.	158,693	18,844,794

		150,857,131
Household Products — 0.2%
Church & Dwight Co. Inc.	92,921	5,516,720

Security	Shares	Value
Household Products (continued)
Clorox Co. (The)	41,638	$6,262,772
Energizer Holdings Inc.	62,660	3,675,009
Spectrum Brands Holdings Inc.	54,645	4,083,074

		19,537,575
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp./VA	1,653,930	23,155,020
NRG Energy Inc.	760,661	28,448,721
Vistra Energy Corp.(a)	1,029,195	25,606,372

		77,210,113
Industrial Conglomerates — 0.7%
Carlisle Companies Inc.	146,496	17,843,213
Roper Technologies Inc.	206,822	61,262,744

		79,105,957
Insurance — 5.8%
Alleghany Corp.	31,926	20,832,673
American Financial Group Inc./OH	179,547	19,924,331
American National Insurance Co.	17,884	2,312,222
Arch Capital Group Ltd.(a)	819,774	24,437,463
Arthur J Gallagher & Co.	450,607	33,543,185
Aspen Insurance Holdings Ltd.	147,686	6,173,275
Assurant Inc.	131,461	14,191,215
Assured Guaranty Ltd.	267,133	11,281,027
Athene Holding Ltd., Class A(a)	397,071	20,512,688
Axis Capital Holdings Ltd.	183,063	10,564,566
Brighthouse Financial Inc.(a)(b)	300,315	13,285,936
Brown & Brown Inc.	549,301	16,242,830
Cincinnati Financial Corp.	385,997	29,648,429
CNA Financial Corp.	70,599	3,222,844
Erie Indemnity Co., Class A, NVS	13,994	1,784,655
Everest Re Group Ltd.	61,870	14,135,439
Fidelity National Financial Inc.	664,309	26,140,559
First American Financial Corp.	268,751	13,864,864
Hanover Insurance Group Inc. (The)	105,927	13,068,214
Hartford Financial Services Group Inc. (The)	896,658	44,797,034
Lincoln National Corp.	547,997	37,077,477
Loews Corp.	698,535	35,087,413
Markel Corp.(a)	31,095	36,956,096
Mercury General Corp.	68,262	3,424,022
Old Republic International Corp.	713,963	15,978,492
Principal Financial Group Inc.	709,334	41,559,879
Reinsurance Group of America Inc.	159,141	23,005,423
RenaissanceRe Holdings Ltd.	90,745	12,121,717
Torchmark Corp.	265,465	23,013,161
Unum Group	518,143	20,243,847
White Mountains Insurance Group Ltd.(b)	7,593	7,106,061
Willis Towers Watson PLC	330,134	46,529,086
WR Berkley Corp.	237,524	18,985,293

		661,051,416
Interactive Media & Services — 0.0%
Zillow Group Inc., Class A(a)(b)	37,181	1,643,400
Zillow Group Inc., Class C, NVS(a)(b)	84,100	3,721,425

		5,364,825
Internet & Direct Marketing Retail — 0.2%
Qurate Retail Inc.(a)(b)	1,068,441	23,730,075

IT Services — 2.8%
Akamai Technologies Inc.(a)	25,224	1,845,136
Amdocs Ltd.	359,732	23,735,117
Booz Allen Hamilton Holding Corp.	20,292	1,007,092

70

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
IT Services (continued)
Conduent Inc.(a)(b)	476,216	$10,724,384
CoreLogic Inc./U.S.(a)	76,079	3,759,063
DXC Technology Co.	704,577	65,892,041
Euronet Worldwide Inc.(a)(b)	61,139	6,127,351
Fidelity National Information Services Inc.	756,768	82,540,686
Genpact Ltd.	237,569	7,271,987
Leidos Holdings Inc.	359,992	24,897,047
Sabre Corp.	121,905	3,179,283
Teradata Corp.(a)(b)	87,913	3,315,199
Western Union Co. (The)	812,622	15,488,575
Worldpay Inc., Class A(a)	683,908	69,259,363

		319,042,324
Leisure Products — 0.3%
Brunswick Corp./DE	195,754	13,119,433
Hasbro Inc.	63,826	6,709,389
Mattel Inc.	670,354	10,524,558

		30,353,380
Life Sciences Tools & Services — 1.7%
Agilent Technologies Inc.	808,643	57,041,677
Bio-Rad Laboratories Inc., Class A(a)	52,871	16,548,094
Bruker Corp.	149,647	5,005,692
Charles River Laboratories International Inc.(a)	33,423	4,496,730
IQVIA Holdings Inc.(a)	408,528	53,002,423
PerkinElmer Inc.(b)	276,584	26,903,326
QIAGEN NV(a)(b)	554,260	20,995,369
Waters Corp.(a)(b)	14,033	2,731,945

		186,725,256
Machinery — 4.1%
AGCO Corp.	166,439	10,117,827
Colfax Corp.(a)(b)	215,379	7,766,567
Crane Co.	124,971	12,290,898
Cummins Inc.	244,983	35,784,667
Donaldson Co. Inc.	20,826	1,213,323
Dover Corp.	363,491	32,179,858
Flowserve Corp.	326,860	17,875,973
Fortive Corp.(b)	63,088	5,312,010
Gardner Denver Holdings Inc.(a)	178,321	5,053,617
Gates Industrial Corp. PLC(a)(b)	111,019	2,164,870
IDEX Corp.	11,322	1,705,772
Ingersoll-Rand PLC	281,988	28,847,372
ITT Inc.	218,442	13,381,757
Middleby Corp. (The)(a)(b)	56,582	7,318,882
Nordson Corp.(b)	9,565	1,328,578
Oshkosh Corp.	183,895	13,100,680
PACCAR Inc.	861,005	58,711,931
Parker-Hannifin Corp.	272,733	50,163,781
Pentair PLC	397,034	17,211,424
Snap-on Inc.(b)	141,147	25,914,589
Stanley Black & Decker Inc.	387,519	56,748,282
Terex Corp.	164,515	6,565,794
Timken Co. (The)	171,403	8,544,440
Trinity Industries Inc.	367,685	13,471,978
Wabtec Corp./DE	137,537	14,424,881
Xylem Inc./NY	197,719	15,791,816

		462,991,567
Marine — 0.1%
Kirby Corp.(a)(b)	147,435	12,126,529

Security	Shares	Value
Media — 1.7%
Discovery Inc., Class A(a)(b)	384,607	$12,307,424
Discovery Inc., Class C, NVS(a)	868,293	25,684,107
DISH Network Corp., Class A(a)(b)	556,591	19,903,694
GCI Liberty Inc., Class A(a)(b)	251,559	12,829,509
Interpublic Group of Companies Inc. (The)	863,051	19,737,976
John Wiley & Sons Inc., Class A	110,764	6,712,298
Liberty Broadband Corp., Class A(a)(b)	63,767	5,377,471
Liberty Broadband Corp., Class C, NVS(a)(b)	260,378	21,949,866
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	210,686	9,152,200
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	420,116	18,254,040
News Corp., Class A, NVS	937,322	12,363,277
News Corp., Class B	297,532	4,046,435
Omnicom Group Inc.	191,076	12,996,990
Tribune Media Co., Class A	218,904	8,412,481

		189,727,768
Metals & Mining — 1.9%
Alcoa Corp.(a)(b)	467,765	18,897,706
Freeport-McMoRan Inc.	3,629,601	50,524,046
Newmont Mining Corp.	1,337,496	40,392,379
Nucor Corp.	797,887	50,625,930
Reliance Steel & Aluminum Co.	177,271	15,119,444
Royal Gold Inc.	95,768	7,379,882
Steel Dynamics Inc.	482,771	21,816,421
U.S. Steel Corp.	440,810	13,435,889

		218,191,697
Mortgage Real Estate Investment — 1.0%
AGNC Investment Corp.(b)	1,197,827	22,315,517
Annaly Capital Management Inc.	3,197,873	32,714,241
Chimera Investment Corp.	465,686	8,442,887
MFA Financial Inc.	1,113,962	8,187,621
New Residential Investment Corp.	848,019	15,111,698
Starwood Property Trust Inc.(b)	653,079	14,054,260
Two Harbors Investment Corp.	611,974	9,136,772

		109,962,996
Multi-Utilities — 4.2%
Ameren Corp.	610,232	38,578,867
CenterPoint Energy Inc.	1,234,317	34,128,865
CMS Energy Corp.	707,224	34,653,976
Consolidated Edison Inc.	781,080	59,510,485
DTE Energy Co.	453,601	49,501,477
MDU Resources Group Inc.	484,991	12,459,419
NiSource Inc.	906,839	22,598,428
Public Service Enterprise Group Inc.	1,265,488	66,805,112
SCANA Corp.	356,341	13,858,101
Sempra Energy	686,601	78,100,864
Vectren Corp.	208,056	14,873,923
WEC Energy Group Inc.	791,577	52,845,681

		477,915,198
Multiline Retail — 0.9%
Dollar Tree Inc.(a)	488,738	39,856,584
Kohl’s Corp.	419,854	31,300,116
Macy’s Inc.	767,091	26,641,070

		97,797,770
Oil, Gas & Consumable Fuels — 6.5%
Antero Resources Corp.(a)(b)	281,762	4,990,005
Apache Corp.	897,896	42,802,702
Cabot Oil & Gas Corp.	293,772	6,615,745

71

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Centennial Resource Development Inc./DE, Class A(a)(b)	457,507	$9,996,528
Cheniere Energy Inc.(a)	176,705	12,279,230
Chesapeake Energy Corp.(a)(b)	2,247,972	10,093,394
Cimarex Energy Co.	206,032	19,148,614
CNX Resources Corp.(a)	520,615	7,450,001
Concho Resources Inc.(a)	424,505	64,843,139
Continental Resources Inc./OK(a)	113,189	7,728,545
Devon Energy Corp.	1,273,834	50,876,930
Diamondback Energy Inc.	182,166	24,627,022
Energen Corp.(a)	218,301	18,810,997
EQT Corp.	664,185	29,376,903
Extraction Oil & Gas Inc.(a)	276,453	3,121,154
Hess Corp.	664,587	47,571,137
HollyFrontier Corp.	407,061	28,453,564
Kosmos Energy Ltd.(a)(b)	479,005	4,478,697
Marathon Oil Corp.	2,134,382	49,688,413
Murphy Oil Corp.	410,176	13,675,268
Newfield Exploration Co.(a)(b)	316,679	9,129,856
Noble Energy Inc.	1,203,476	37,536,416
ONEOK Inc.	602,530	40,845,509
Parsley Energy Inc., Class A(a)	206,658	6,044,746
PBF Energy Inc., Class A	296,782	14,812,390
QEP Resources Inc.(a)	590,593	6,685,513
Range Resources Corp.(b)	527,168	8,956,584
SM Energy Co.	277,500	8,749,575
Targa Resources Corp.	557,677	31,402,792
Whiting Petroleum Corp.(a)	223,866	11,873,853
Williams Companies Inc. (The)	3,049,696	82,921,234
WPX Energy Inc.(a)	992,248	19,964,030

		735,550,486
Paper & Forest Products — 0.1%
Domtar Corp.	156,058	8,141,546

Personal Products — 0.3%
Coty Inc., Class A	1,164,707	14,628,720
Herbalife Nutrition Ltd.(a)(b)	223,140	12,172,287
Nu Skin Enterprises Inc., Class A	95,104	7,838,472

		34,639,479
Pharmaceuticals — 0.7%
Catalent Inc.(a)	279,709	12,740,745
Jazz Pharmaceuticals PLC(a)	11,919	2,003,942
Mylan NV(a)	1,287,439	47,120,267
Perrigo Co. PLC	320,510	22,692,108

		84,557,062
Professional Services — 1.1%
Dun & Bradstreet Corp. (The)	51,579	7,350,523
Equifax Inc.	219,067	28,603,578
IHS Markit Ltd.(a)	958,446	51,717,746
ManpowerGroup Inc.	161,354	13,869,990
Nielsen Holdings PLC	893,996	24,727,930

		126,269,767
Real Estate Management & Development — 0.4%
CBRE Group Inc., Class A(a)	412,455	18,189,265
Howard Hughes Corp. (The)(a)	57,725	7,170,599
Jones Lang LaSalle Inc.	113,386	16,363,868
Realogy Holdings Corp.(b)	305,895	6,313,673

		48,037,405

Security	Shares	Value
Road & Rail — 0.6%
AMERCO	17,279	$6,162,555
Genesee & Wyoming Inc., Class A(a)(b)	117,363	10,678,860
Kansas City Southern	257,251	29,141,393
Knight-Swift Transportation Holdings Inc.(b)	322,152	11,107,801
Ryder System Inc.	131,933	9,640,344
Schneider National Inc., Class B	99,226	2,478,666

		69,209,619
Semiconductors & Semiconductor Equipment — 1.4%
Analog Devices Inc.	780,032	72,121,759
Cypress Semiconductor Corp.	277,708	4,023,989
First Solar Inc.(a)(b)	204,921	9,922,275
Marvell Technology Group Ltd.	997,020	19,242,486
Qorvo Inc.(a)(b)	316,108	24,305,544
Skyworks Solutions Inc.	130,161	11,806,904
Teradyne Inc.	392,716	14,522,638

		155,945,595
Software — 1.6%
Aspen Technology Inc.(a)	9,655	1,099,801
Autodesk Inc.(a)	87,795	13,705,677
CA Inc.	787,907	34,786,094
Dell Technologies Inc., Class V(a)	464,817	45,143,027
FireEye Inc.(a)(b)	158,214	2,689,638
LogMeIn Inc.	43,538	3,879,236
Nuance Communications Inc.(a)	716,211	12,404,774
Pluralsight Inc., Class A(a)(b)	11,493	367,776
SS&C Technologies Holdings Inc.	35,567	2,021,273
Symantec Corp.	1,554,888	33,088,017
Synopsys Inc.(a)	336,672	33,199,226

		182,384,539
Specialty Retail — 1.6%
Advance Auto Parts Inc.	124,449	20,948,500
AutoNation Inc.(a)(b)	137,202	5,700,743
AutoZone Inc.(a)	8,420	6,531,394
Best Buy Co. Inc.	452,371	35,900,163
CarMax Inc.(a)(b)	175,449	13,100,777
Dick’s Sporting Goods Inc.	187,426	6,649,875
Foot Locker Inc.	293,376	14,956,309
Gap Inc. (The)	513,085	14,802,502
L Brands Inc.	471,196	14,277,239
Michaels Companies Inc. (The)(a)(b)	229,236	3,720,500
Penske Automotive Group Inc.	88,577	4,197,664
Tiffany & Co.	256,320	33,057,590
Williams-Sonoma Inc.	162,599	10,686,006

		184,529,262
Technology Hardware, Storage & Peripherals — 0.5%
NCR Corp.(a)(b)	52,502	1,491,582
Western Digital Corp.	751,665	44,002,469
Xerox Corp.	557,902	15,052,196

		60,546,247
Textiles, Apparel & Luxury Goods — 1.1%
Columbia Sportswear Co.	67,034	6,238,854
Michael Kors Holdings Ltd.(a)(b)	162,047	11,109,942
PVH Corp.	192,534	27,801,910
Ralph Lauren Corp.	137,414	18,901,296
Skechers U.S.A. Inc., Class A(a)(b)	175,293	4,895,933
Tapestry Inc.	581,633	29,238,691
Under Armour Inc., Class A(a)(b)	111,939	2,375,346
Under Armour Inc., Class C, NVS(a)(b)	114,422	2,226,652

72

Schedule of Investments (unaudited) (continued)	iShares® Russell Mid-Cap Value ETF
September 30, 2018	(Percentages shown are based on Net Assets	)

Security	Shares	Value
Textiles, Apparel & Luxury Goods (continued)
VF Corp.	187,746	$17,544,864

		120,333,488
Thrifts & Mortgage Finance — 0.1%
New York Community Bancorp. Inc.	1,190,823	12,348,835
TFS Financial Corp.	123,731	1,857,202

		14,206,037
Trading Companies & Distributors — 0.4%
Air Lease Corp.	224,566	10,303,088
HD Supply Holdings Inc.(a)	325,116	13,911,714
MSC Industrial Direct Co. Inc., Class A	61,359	5,406,341
Univar Inc.(a)(b)	244,912	7,509,002
Watsco Inc.	15,682	2,792,964
WESCO International Inc.(a)	117,377	7,212,817

		47,135,926
Transportation Infrastructure — 0.1%
Macquarie Infrastructure Corp.	198,753	9,168,476

Water Utilities — 0.5%
American Water Works Co. Inc.	453,214	39,869,236
Aqua America Inc.	445,089	16,423,784

		56,293,020
Wireless Telecommunication Services — 0.2%
Sprint Corp.(a)(b)	1,645,742	10,763,152
Telephone & Data Systems Inc.	244,095	7,427,811
U.S. Cellular Corp.(a)(b)	32,424	1,451,947

		19,642,910

Total Common Stocks — 99.8%
(Cost: $9,798,254,324)		11,288,635,950

Short-Term Investments

Money Market Funds — 4.1%
BlackRock Cash Funds: Institutional, SL Agency
Shares, 2.24%(c)(d)(e)	379,609,692	379,723,575
BlackRock Cash Funds: Treasury, SL Agency
Shares, 1.97%(c)(d)	90,103,187	90,103,187

		469,826,762

Total Short-Term Investments — 4.1%
(Cost: $469,758,328)		469,826,762

Total Investments in Securities — 103.9%
(Cost: $10,268,012,652)		11,758,462,712
Other Assets, Less Liabilities — (3.9)%		(443,104,639)

Net Assets — 100.0%		$11,315,358,073

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Portfolio Abbreviations - Equity

NVS  —  Non-Voting Shares

73

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)

The President (the registrant’s Principal Executive Officer) and Treasurer and Chief Financial Officer (the registrant’s Principal Financial Officer) have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rules 13a-15(b) or 15d-15(b) under the Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 13. Exhibits.

(a) (1) Not applicable to this semi-annual report.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable.

(a) (4) Not applicable.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Martin Small
Martin Small, President (Principal Executive Officer)

Date:	November 28, 2018

By:	/s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)

Date:	November 28, 2018